UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

200 BERKLEY STREET, BOSTON, MA 02116
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 197 CLARENDON STREET, BOSTON, MA 02116
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: August 31
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Date of reporting period: August 31, 2019
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared twenty-one annual reports to shareholders for the period ended August 31, 2019. The first report applies to the Alternative Asset Allocation Fund, the second report applies to the Blue Chip Growth Fund, the third report applies to the Emerging Markets Fund, the fourth report applies to the Emerging Markets Debt Fund, the fifth report applies to the Equity Income Fund, the sixth report applies to the Floating Rate Income Fund, the seventh applies to the Fundamental Global Franchise Fund, the eighth report applies to the Global Equity Fund, the ninth report applies to the Income Allocation Fund, the tenth report applies to the International Small Company Fund, the eleventh report applies to the New Opportunities Fund, the twelfth report applies to the Disciplined Alternative Yield Fund (formerly Redwood Fund), the thirteenth report applies to the Small Cap Growth Fund, the fourteenth to the Small Cap Value Fund, the fifteenth report applies to the Spectrum Income Fund, the sixteenth report applies to the Strategic Income Opportunities Fund, the seventeenth report applies to the 11 Multi-Index Lifetime Portfolios, the eighteenth report applies to the 10 Multi-Index Preservation Portfolios, the nineteenth report applies to 11 Multimanager Lifetime Portfolios, the twentieth report applies to 19 of the Registrant’s Funds, and the twenty-first report applies to 6 of the Registrant’s Funds.

John Hancock

Alternative Asset Allocation Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for both stock and bond markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding U.S. trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, the outlook for the global economy is less certain. There are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
12	Financial statements
16	Financial highlights
22	Notes to financial statements
34	Report of independent registered public accounting firm
35	Tax information
36	Continuation of investment advisory and subadvisory agreements
43	Trustees and Officers
47	More information

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Financial assets produced mixed results during the period

The combination of slowing economic growth and uncertainty surrounding U.S. trade policy pressured global equities and most commodities, but provided a strong tailwind for interest-rate-sensitive assets and gold.

The fund outperformed its benchmark, the HFRX Global Hedge Fund Index

The majority of the fund's holdings generated positive absolute returns, helping it deliver a gain even as its benchmark finished in negative territory.

Positions in unconstrained bond funds made the largest contribution to returns

Holdings in absolute return strategies, gold, and domestic real estate investment trusts also added value, but an allocation to commodities detracted.

ASSET ALLOCATION AS OF 8/31/19 (%)

Affiliated investment companies	75.6
Alternative investment approaches	44.7
Absolute return strategies	24.3
Alternative markets	6.6
Unaffiliated investment companies	23.4
Absolute return strategies	10.3
Alternative investment approaches	8.1
Alternative markets	5.0
Short-term investments and other	1.0

As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       3

Manager's discussion of fund performance

Can you describe investment conditions in the 12 months ended August 31, 2019?

A slowdown in global growth and the shifting outlook for the trade conflict between the United States and China were the two key themes driving financial market performance during the period. These trends, while acting as a headwind to global equities and most commodities, proved very supportive for bonds by paving the way for more accommodative policies by the U.S. Federal Reserve and other major central banks. Interest-rate-sensitive assets, including real estate investment trusts, generally performed well in this environment. In addition, gold and the related stocks benefited from investors' search for safe havens at a time of heightened uncertainty.

What elements of the fund's positioning helped and hurt results?

The fund produced a positive absolute return and outpaced its benchmark, the HFRX Global Hedge Fund Index. We divided the fund's holdings into three segments, each of which posted a gain and contributed to relative performance.

The fund's alternative approaches portfolio, where the underlying managers use opportunistic techniques, was helped by its positions in the unconstrained bond funds Strategic Income Opportunities Fund (MIM US) and Short Duration Credit Opportunities Fund (Stone Harbor). Both capitalized on the broader rally in the world fixed-income markets. JPMorgan Hedged Equity Fund further contributed to results. Conversely, Technical Opportunities Fund (Wellington)—which we have since sold—was the largest detractor in both the alternative approaches portfolio and the fund as a whole.

Absolute return strategies (those designed to generate positive performance through a variety of scenarios), also contributed. Multi-Asset Absolute Return Fund (NIMNAI)—formerly named Global Absolute Return Strategies Fund and managed by Aberdeen Standard Investments until August 27, 2019—was the leading performer in this segment. Holdings in Credit Suisse Managed Futures Strategy Fund and Diversified Macro Fund (Graham) also posted gains despite the uneven performance for global equities. In addition, the fund's holdings in three merger arbitrage strategies combined for a positive contribution.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       4

The alternative markets portfolio, which includes niche asset classes where the drivers of return are often unrelated to those of traditional investments, benefited from its positions in Infrastructure Fund (Wellington), gold and the related equities, and real estate investment trusts. In combination, these investments offset the weaker returns for positions in commodities and natural resource stocks.

How would you describe your portfolio activity over the past year?

We gradually rotated the portfolio's positions in an effort to take advantage of the full opportunity set in the alternative assets space. In addition, we sought to replace certain fund holdings with other products that provided exposure to the same category (i.e., commodities), but whose unique approaches offered the chance to improve the fund's diversification.

We believe real assets can provide meaningful diversification in the current environment. In our view, the above-average valuations for global equities indicate lower expected returns over the next three to five years. Similarly, with both absolute yields and yield spreads on the low end of the historical ranges across the bond market, we see only modest upside in fixed income on a three- to five-year basis. Given our expectations for elevated market volatility and lower expected returns for both stocks and bonds, we continue to seek alternative investments that may have increased latitude for favorable risk-adjusted performance and lower correlations with traditional categories.

MANAGED BY

Nathan W. Thooft, CFA On the fund since 2013 Investing since 2000
Christopher Walsh, CFA On the fund since 2018 Investing since 2002

The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year[1]	5-year	10-year[1]
Class A	-2.10	0.22	3.67	1.10	43.39
Class C2	1.37	0.55	3.61	2.77	42.54
Class I2,3	3.39	1.56	4.50	8.05	55.26
Class R2[2,3]	2.95	1.13	4.09	5.77	49.38
Class R4[2,3]	3.22	1.41	4.29	7.26	52.19
Class R6[2,3]	3.49	1.67	4.53	8.64	55.68
Index †	-1.12	0.08	1.25	0.39	13.20

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.77	2.47	1.47	1.88	1.72	1.37
Net (%)	1.70	2.40	1.40	1.81	1.55	1.30

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the HFRX Global Hedge Fund Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the HFRX Global Hedge Fund Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,.4	8-31-09	14,254	14,254	11,320
Class I2,3	8-31-09	15,526	15,526	11,320
Class R2[2,3]	8-31-09	14,938	14,938	11,320
Class R4[2,3]	8-31-09	15,219	15,219	11,320
Class R6[2,3]	8-31-09	15,568	15,568	11,320

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies, including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund's investments had been allocated to its current mix of underlying funds.
2	Class C shares were first offered on 6-14-11; Class I shares were first offered on 12-31-10; Class R2 shares were first offered on 3-1-12; Class R4 shares were first offered on 6-27-13; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectus.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,030.90	$3.38	0.66%
	Hypothetical example	1,000.00	1,021.90	3.36	0.66%
Class C	Actual expenses/actual returns	1,000.00	1,027.30	6.95	1.36%
	Hypothetical example	1,000.00	1,018.30	6.92	1.36%
Class I	Actual expenses/actual returns	1,000.00	1,032.30	1.84	0.36%
	Hypothetical example	1,000.00	1,023.40	1.84	0.36%
Class R2	Actual expenses/actual returns	1,000.00	1,030.30	3.84	0.75%
	Hypothetical example	1,000.00	1,021.40	3.82	0.75%
Class R4	Actual expenses/actual returns	1,000.00	1,031.60	2.66	0.52%
	Hypothetical example	1,000.00	1,022.60	2.65	0.52%
Class R6	Actual expenses/actual returns	1,000.00	1,033.10	1.28	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	9

Fund’s investments
AS OF 8-31-19
	Shares	Value
Affiliated investment companies (A) 75.6%		$428,999,264
(Cost $417,109,910)
Absolute return strategies 24.3%		138,028,615
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	4,404,767	40,391,711
Credit Suisse Managed Futures Strategy Fund (B)(C)	2,246,141	24,056,171
Diversified Macro, Class NAV, JHIT (Graham) (C)	4,379,405	45,326,846
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI) (D)	3,098,014	28,253,887
Alternative investment approaches 44.7%		253,690,004
Disciplined Alternative Yield, Class NAV, JHF II (Boston Partners) (E)	5,958,640	66,558,006
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,390,405	50,138,430
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	6,527,206	62,204,274
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (F)	7,015,881	74,789,294
Alternative markets 6.6%		37,280,645
Infrastructure, Class NAV, JHIT (Wellington) (G)	2,046,850	26,629,522

Invesco DB Gold Fund (B)	228,663	10,651,123
Unaffiliated investment companies 23.4%		$133,078,887
(Cost $129,417,299)
Absolute return strategies 10.3%		58,366,403
IQ Merger Arbitrage ETF (C)(H)	613,319	19,558,743
The Arbitrage Fund, Class I	2,887,475	38,807,660
Alternative investment approaches 8.1%		45,964,868
JPMorgan Hedged Equity Fund	2,268,750	45,964,868
Alternative markets 5.0%		28,747,616
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (H)	888,590	13,719,830
Vanguard Global ex-U.S. Real Estate ETF	107,483	6,223,266
Vanguard Real Estate ETF	95,473	8,804,520

	Yield (%)	Shares	Value
Securities lending collateral 0.2%			$885,879
(Cost $885,906)
John Hancock Collateral Trust (I)	2.1920(J)	88,528	885,879

10	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.0%				$5,636,882
(Cost $5,636,664)
U.S. Government 1.0%				5,593,320
U.S. Treasury Bill	1.928	09-24-19	5,600,000	5,593,320

	Yield (%)	Shares	Value
Money market funds 0.0%			43,562
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.0691(J)	43,562	43,562

Total investments (Cost $553,049,779) 100.2%	$568,600,912
Other assets and liabilities, net (0.2%)	(944,696)
Total net assets 100.0%	$567,656,216

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	Non-income producing.
(D)	Formerly known as Global Absolute Return Strategies Fund.
(E)	Formerly known as Redwood Fund.
(F)	The subadvisor is an affiliate of the advisor.
(G)	Formerly known as Enduring Assets Fund.
(H)	All or a portion of this security is on loan as of 8-31-19.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 8-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $563,996,639. Net unrealized appreciation aggregated to $4,604,273, of which $10,874,449 related to gross unrealized appreciation and $6,270,176 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
Boston Partners Global Investors, Inc.	(Boston Partners)
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $135,053,963) including $867,685 of securities loaned	$138,715,769
Affiliated investments, at value (Cost $417,995,816)	429,885,143
Total investments, at value (Cost $553,049,779)	568,600,912
Dividends and interest receivable	364,763
Receivable for fund shares sold	649,851
Receivable for investments sold	951,618
Receivable from affiliates	6,116
Other assets	37,426
Total assets	570,610,686
Liabilities
Due to custodian	139,914
Payable for investments purchased	363,990
Payable for fund shares repurchased	1,388,381
Payable upon return of securities loaned	885,955
Payable to affiliates
Accounting and legal services fees	34,613
Transfer agent fees	53,497
Distribution and service fees	516
Trustees' fees	307
Other liabilities and accrued expenses	87,297
Total liabilities	2,954,470
Net assets	$567,656,216
Net assets consist of
Paid-in capital	$600,399,576
Total distributable earnings (loss)	(32,743,360)
Net assets	$567,656,216

12	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($73,340,173 ÷ 5,003,052 shares)[1]	$14.66
Class C ($42,410,832 ÷ 2,891,392 shares)[1]	$14.67
Class I ($423,404,203 ÷ 28,839,006 shares)	$14.68
Class R2 ($2,336,005 ÷ 159,549 shares)	$14.64
Class R4 ($255,789 ÷ 17,414 shares)	$14.69
Class R6 ($25,909,214 ÷ 1,763,704 shares)	$14.69
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.43

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	13

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Income distributions received from affiliated investments	$12,273,708
Dividends	1,736,173
Interest	339,227
Securities lending	58,521
Total investment income	14,407,629
Expenses
Investment management fees	1,762,487
Distribution and service fees	737,514
Accounting and legal services fees	108,784
Transfer agent fees	713,554
Trustees' fees	12,124
Custodian fees	19,019
State registration fees	112,770
Printing and postage	88,428
Professional fees	41,318
Other	33,658
Total expenses	3,629,656
Less expense reductions	(806,879)
Net expenses	2,822,777
Net investment income	11,584,852
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,021,745
Affiliated investments	(20,235,600)
Capital gain distributions received from unaffiliated investments	415,592
Capital gain distributions received from affiliated investments	9,635,320
Futures contracts	22,313
Forward foreign currency contracts	1,188
(8,139,442)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,829,471)
Affiliated investments	14,479,377
Futures contracts	356,944
Forward foreign currency contracts	(1,188)
13,005,662
Net realized and unrealized gain	4,866,220
Increase in net assets from operations	$16,451,072
14	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$11,584,852	$7,227,363
Net realized gain (loss)	(8,139,442)	8,525,463
Change in net unrealized appreciation (depreciation)	13,005,662	(7,839,183)
Increase in net assets resulting from operations	16,451,072	7,913,643
Distributions to shareholders
From net investment income and net realized gain
Class A	(1,639,841)	—
Class C	(598,120)	—
Class I	(9,760,461)	—
Class R2	(43,758)	—
Class R4	(4,113)	—
Class R6	(649,346)	—
From net investment income
Class A	—	(911,627)
Class C	—	(54,455)
Class I	—	(5,429,139)
Class R2	—	(24,806)
Class R4	—	(10,563)
Class R6	—	(194,684)
From net realized gain
Class A	—	(542,925)
Class C	—	(308,623)
Class I	—	(2,344,624)
Class R2	—	(16,956)
Class R4	—	(5,289)
Class R6	—	(77,016)
Total distributions	(12,695,639)	(9,920,707)
From fund share transactions	(119,232,261)	(42,189,102)
Total decrease	(115,476,828)	(44,196,166)
Net assets
Beginning of year	683,133,044	727,329,210
End of year[1]	$567,656,216	$683,133,044

[1]	Net assets - End of year includes undistributed net investment income of $3,538,802 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	15

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.51	$14.55	$13.96	$14.12	$15.35
Net investment income[1,2]	0.25	0.13	0.10	0.22	0.19
Net realized and unrealized gain (loss) on investments	0.17	0.01	0.60	— [3]	(0.81)
Total from investment operations	0.42	0.14	0.70	0.22	(0.62)
Less distributions
From net investment income	(0.17)	(0.11)	(0.08)	(0.21)	(0.19)
From net realized gain	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)
Total distributions	(0.27)	(0.18)	(0.11)	(0.38)	(0.61)
Net asset value, end of period	$14.66	$14.51	$14.55	$13.96	$14.12
Total return (%)[4,5]	3.05	0.95	5.03	1.60	(4.14)
Ratios and supplemental data
Net assets, end of period (in millions)	$73	$95	$136	$278	$404
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.77	0.72	0.72	0.73	0.70
Expenses including reductions[6]	0.64	0.59	0.59	0.59	0.56
Net investment income[2]	1.73	0.86	0.71	1.56	1.29
Portfolio turnover (%)	39	18	10	17	45

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
16	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.51	$14.56	$13.97	$14.12	$15.35
Net investment income[1,2]	0.15	0.02	— [3]	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.18	0.01	0.60	0.01	(0.82)
Total from investment operations	0.33	0.03	0.60	0.13	(0.73)
Less distributions
From net investment income	(0.07)	(0.01)	—	(0.11)	(0.08)
From net realized gain	(0.10)	(0.07)	(0.01)	(0.17)	(0.42)
Total distributions	(0.17)	(0.08)	(0.01)	(0.28)	(0.50)
Net asset value, end of period	$14.67	$14.51	$14.56	$13.97	$14.12
Total return (%)[4,5]	2.37	0.19	4.30	0.94	(4.83)
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$57	$72	$99	$135
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.47	1.42	1.42	1.43	1.41
Expenses including reductions[6]	1.34	1.29	1.29	1.29	1.26
Net investment income[2]	1.02	0.17	— [7]	0.85	0.59
Portfolio turnover (%)	39	18	10	17	45

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	17

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.53	$14.58	$13.99	$14.15	$15.37
Net investment income[1,2]	0.29	0.17	0.14	0.26	0.24
Net realized and unrealized gain (loss) on investments	0.18	— [3]	0.60	— [3]	(0.81)
Total from investment operations	0.47	0.17	0.74	0.26	(0.57)
Less distributions
From net investment income	(0.22)	(0.15)	(0.12)	(0.25)	(0.23)
From net realized gain	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)
Total distributions	(0.32)	(0.22)	(0.15)	(0.42)	(0.65)
Net asset value, end of period	$14.68	$14.53	$14.58	$13.99	$14.15
Total return (%)[4]	3.39	1.18	5.34	1.93	(3.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$423	$510	$495	$433	$532
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.49	0.42	0.40	0.42	0.39
Expenses including reductions[5]	0.35	0.30	0.28	0.28	0.24
Net investment income[2]	2.04	1.16	1.01	1.88	1.63
Portfolio turnover (%)	39	18	10	17	45

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
18	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.49	$14.53	$13.95	$14.11	$15.33
Net investment income[1,2]	0.24	0.11	0.08	0.20	0.14
Net realized and unrealized gain (loss) on investments	0.17	0.01	0.60	0.01	(0.79)
Total from investment operations	0.41	0.12	0.68	0.21	(0.65)
Less distributions
From net investment income	(0.16)	(0.09)	(0.07)	(0.20)	(0.15)
From net realized gain	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)
Total distributions	(0.26)	(0.16)	(0.10)	(0.37)	(0.57)
Net asset value, end of period	$14.64	$14.49	$14.53	$13.95	$14.11
Total return (%)[3]	2.95	0.85	4.87	1.51	(4.31)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$7	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.87	0.83	0.82	0.81	1.02
Expenses including reductions[4]	0.74	0.70	0.69	0.67	0.69
Net investment income[2]	1.67	0.78	0.60	1.43	1.02
Portfolio turnover (%)	39	18	10	17	45

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	19

CLASS R4 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.54	$14.58	$13.99	$14.15	$15.36
Net investment income[1,2]	0.27	0.15	0.12	0.14	0.20
Net realized and unrealized gain (loss) on investments	0.18	0.01	0.60	0.10	(0.80)
Total from investment operations	0.45	0.16	0.72	0.24	(0.60)
Less distributions
From net investment income	(0.20)	(0.13)	(0.10)	(0.23)	(0.19)
From net realized gain	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)
Total distributions	(0.30)	(0.20)	(0.13)	(0.40)	(0.61)
Net asset value, end of period	$14.69	$14.54	$14.58	$13.99	$14.15
Total return (%)[3]	3.22	1.10	5.18	1.79	(3.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$— [4]	$1	$5	$4	$— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.73	0.67	0.66	0.67	2.23
Expenses including reductions[5]	0.50	0.44	0.44	0.43	0.40
Net investment income[2]	1.76	1.05	0.85	1.00	1.44
Portfolio turnover (%)	39	18	10	17	45

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
20	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.54	$14.58	$13.99	$14.15	$15.39
Net investment income[1,2]	0.32	0.18	0.16	0.21	0.24
Net realized and unrealized gain (loss) on investments	0.16	0.02	0.60	0.07	(0.81)
Total from investment operations	0.48	0.20	0.76	0.28	(0.57)
Less distributions
From net investment income	(0.23)	(0.17)	(0.14)	(0.27)	(0.25)
From net realized gain	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)
Total distributions	(0.33)	(0.24)	(0.17)	(0.44)	(0.67)
Net asset value, end of period	$14.69	$14.54	$14.58	$13.99	$14.15
Total return (%)[3]	3.49	1.34	5.45	2.05	(3.74)
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$18	$15	$16	$9
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.37	0.32	0.31	0.32	0.34
Expenses including reductions[4]	0.24	0.20	0.18	0.17	0.13
Net investment income[2]	2.23	1.26	1.11	1.52	1.66
Portfolio turnover (%)	39	18	10	17	45

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	21

Notes to financial statements
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in affiliated underlying funds, including John Hancock Collateral Trust (JHCT), and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor.
22	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$428,999,264	$428,999,264	—	—
Unaffiliated investment companies	133,078,887	133,078,887	—	—
Securities lending collateral	885,879	885,879	—	—
Short-term investments	5,636,882	43,562	$5,593,320	—
Total investments in securities	$568,600,912	$563,007,592	$5,593,320	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	23

distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $867,685 and received $885,955 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may
24	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $3,403.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $12,132,478 and a long-term capital loss carryforward of $32,016,353 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$12,695,639	$9,920,707
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $6,801,198 of undistributed ordinary income.
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	25

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2019, the fund used futures contracts to manage against anticipated changes in securities. The fund held futures contracts with USD notional values ranging up to $9.0 million as measured at each quarter end. There were no open futures contracts as of August 31, 2019.
26	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. The fund held forward foreign currency contracts with USD notional values ranging up to $215,000 as measured at each quarter end. There were no open forward foreign currency contracts as of August 31, 2019.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	—	$1,188	$1,188
Equity	$22,313	—	22,313
Total	$22,313	$1,188	$23,501
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	—	$(1,188)	$(1,188)
Equity	$356,944	—	356,944
Total	$356,944	$(1,188)	$355,756
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	27

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund pays the Advisor a management fee for its services to the fund. Prior to January 1, 2019, the Advisor had subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited (JHAM NA) and John Hancock Asset Management, a division of Manulife Asset Management (US) (JHAM US), both indirectly owned subsidiaries of MFC and affiliates of the Advisor. Effective January 1, 2019, JHAM US acts as the fund’s sole subadvisor. Effective May 7, 2019, JHAM US, a division of Manulife Asset Management (US) LLC changed its name to Manulife Investment Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$109,020
Class	Expense reduction
Class C	$63,974

28	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

Class	Expense reduction
Class I	$597,508
Class R2	3,250
Class R4	332
Class	Expense reduction
Class R6	$32,544
Total	$806,628
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.16% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as indicated in the below table, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $251 for Class R4 shares for the year ended August 31, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $37,225 for the year ended August 31, 2019. Of this amount, $5,838 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $31,221 was paid as sales commissions to broker-dealers and $166 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $1 and $2,473 for Class A and Class C shares, respectively.
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	29

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$244,983	$92,843
Class C	479,514	54,513
Class I	—	562,744
Class R2	12,126	314
Class R4	891	33
Class R6	—	3,107
Total	$737,514	$713,554
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	795,055	$11,305,156	818,842	$11,942,892
Distributions reinvested	115,120	1,574,839	96,866	1,412,300
Repurchased	(2,428,928)	(34,635,963)	(3,766,375)	(54,975,235)
Net decrease	(1,518,753)	$(21,755,968)	(2,850,667)	$(41,620,043)
Class C shares
Sold	96,697	$1,388,854	285,944	$4,181,171
Distributions reinvested	42,160	579,700	23,828	349,081
Repurchased	(1,146,343)	(16,394,140)	(1,351,293)	(19,723,143)
Net decrease	(1,007,486)	$(14,425,586)	(1,041,521)	$(15,192,891)
30	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class I shares
Sold	9,148,547	$130,782,292	12,530,679	$182,778,002
Distributions reinvested	620,211	8,484,484	456,765	6,659,628
Repurchased	(16,047,812)	(228,661,790)	(11,855,613)	(172,889,441)
Net increase (decrease)	(6,279,054)	$(89,395,014)	1,131,831	$16,548,189
Class R2 shares
Sold	31,389	$448,503	54,762	$798,053
Distributions reinvested	2,947	40,280	2,646	38,552
Repurchased	(54,897)	(777,693)	(129,483)	(1,893,736)
Net decrease	(20,561)	$(288,910)	(72,075)	$(1,057,131)
Class R4 shares
Sold	6,916	$98,951	25,336	$370,471
Distributions reinvested	300	4,113	1,087	15,852
Repurchased	(86,274)	(1,248,855)	(279,942)	(4,087,034)
Net decrease	(79,058)	$(1,145,791)	(253,519)	$(3,700,711)
Class R6 shares
Sold	1,309,202	$18,559,247	542,265	$7,913,388
Distributions reinvested	47,502	649,346	18,648	271,700
Repurchased	(801,314)	(11,429,585)	(368,443)	(5,351,603)
Net increase	555,390	$7,779,008	192,470	$2,833,485
Total net decrease	(8,349,522)	$(119,232,261)	(2,893,481)	$(42,189,102)
Affiliates of the fund owned 1% of shares of Class R6 on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $232,537,320 and $328,448,298, respectively, for the year ended August 31, 2019.
Note 8—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets. At August 31, 2019, the fund held 5% or more of the net assets of the underlying funds shown below:
Fund	Underlying fund's net assets
JHF II Disciplined Alternative Yield Fund	79.3%
JHF Diversified Macro Fund	21.1%
JHF Infrastructure Fund	8.1%
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	31

JHF II Short Duration Credit Opportunities Fund	7.4%
JHF Seaport Long/Short Fund	6.6%
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Absolute Return Currency	6,111,191	330,552	(2,036,976)	4,404,767	$342,358	—	$(1,237,042)	$1,199,714	$40,391,711
Disciplined Alternative Yield	6,765,100	1,844,011	(2,650,471)	5,958,640	592,689	$928,868	(1,289,430)	478,563	66,558,006
Diversified Macro	—	4,578,551	(199,146)	4,379,405	—	—	32,033	1,532,789	45,326,846
Infrastructure	2,461,777	350,841	(765,768)	2,046,850	538,444	573,016	706,939	1,504,451	26,629,522
John Hancock Collateral Trust*	1,063,762	18,788,734	(19,763,968)	88,528	—	—	1,854	(250)	885,879
Multi-Asset Absolute Return	8,196,135	463,765	(5,561,886)	3,098,014	4,210,980	—	(3,943,675)	1,851,197	28,253,887
Real Return Bond	1,952,916	48,277	(2,001,193)	—	442,639	—	(975,769)	25,990	—
Seaport Long/Short	4,505,082	900,151	(1,014,828)	4,390,405	—	1,571,805	114,019	(1,157,077)	50,138,430
Short Duration Credit Opportunities	9,094,147	941,097	(3,508,038)	6,527,206	3,212,756	—	(2,774,609)	3,922,150	62,204,274
Strategic Income Opportunities	8,235,515	817,015	(2,036,649)	7,015,881	2,692,589	—	(1,362,074)	3,363,632	74,789,294
Technical Opportunities	1,925,658	975,678	(2,901,336)	—	84,265	6,561,631	(8,680,503)	(2,592,558)	—
					$12,116,720	$9,635,320	$(19,408,257)	$10,128,601	$395,177,849

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
32	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

Note 9—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended August 31, 2019, is set forth below:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value

Credit Suisse Managed Futures Strategy Fund	2,043,606	1,045,919	(843,384)	2,246,141	—	—	$(286,539)	$2,166,673	$24,056,171
Invesco DB Gold Fund	215,988	196,524	(183,849)	228,663	$156,988	—	310,405	1,998,222	10,651,123
Touchstone Merger Arbitrage Fund, Class I	2,711,724	—	(2,711,724)	—	—	—	(851,209)	185,881	—
					$156,988	—	$(827,343)	$4,350,776	$34,707,294
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Alternative Asset Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Alternative Asset Allocation Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from transfer agents and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
34	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	35

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor, formerly known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC) for John Hancock Alternative Asset Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       36

legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       37

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance; and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2018. The Board also noted that the fund outperformed its peer group average for the one-, three- and five-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group and benchmark index for the one-, three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       38

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the fund, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       39

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fees for the fund are paid by the Advisor; and
(k)	With respect to the fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the affiliated underlying funds in which the funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the fund invests, the Advisor has contractually agreed to waive a portion of its management fee such funds and for each of the other John Hancock funds in the complex (except as discussed below) with respect to the John Hancock underlying funds in which the fund invests (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The funds that are not participating portfolios are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust. The funds of funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the participating portfolios, which are subject to reimbursement;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fees for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       40

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's respective Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under each Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       41

Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

In addition, the Trustees reviewed the subadvisory fees to be paid to the Subadvisor for the fund and concluded that the subadvisory fees to be paid to the Subadvisor are based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the fund, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       42

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       43

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       44

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       45

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       46

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisors

Manulife Investment Management (US) LLC

Portfolio Managers

Nathan W. Thooft, CFA
Christopher Walsh, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       47

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942535	345A 8/19 10/19

John Hancock

Blue Chip Growth Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for stock markets in the United States during the 12 months ended August 31, 2019, with investor uncertainty surrounding trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear reasonably solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the threat of a recession increases. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Continuation of investment advisory and subadvisory agreements
41	Trustees and Officers
45	More information

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

Class A shares (without sales charges)[1]
S&P 500 Index
Russell 1000 Growth Index
Morningstar U.S. large growth fund category average
3.14
2.92
4.27
2.75
18.68
12.70
17.03
14.97
13.55
10.11
13.06
10.64
16.19
13.45
15.42
13.19
1 year
3 year
5 year
10 year

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. equities experienced uneven performance

Although the S&P 500 Index produced a narrow gain, returns were dampened by concerns about slowing global growth and the uncertain direction of the trade policy between the United States and China.

The fund outpaced its benchmark, the S&P 500 Index

Stock selection, particularly in the information technology and industrials sectors, was the primary driver of outperformance.

Sector allocations had a neutral effect

Although an overweight in information technology and an underweight in energy contributed to results, the benefit was offset by underweights in defensive sectors that outperformed, including consumer staples, real estate, and utilities.

SECTOR COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       3

Manager's discussion of fund performance

Can you describe the market environment during the 12 months ended August 31, 2019?

U.S. equities registered a narrow gain, as measured by the 2.92% return of the fund's benchmark, the S&P 500 Index. Several cross-cutting factors influenced performance in the period. On one hand, stocks were helped by the fact that both domestic economic growth and corporate earnings remained in positive territory. In addition, the U.S. Federal Reserve—which had been raising interest rates since late 2015—adopted a more accommodative stance with a quarter-point rate cut in late July 2019. At the same time, however, the market experienced elevated volatility due to headlines related to the trade dispute between the United States and China. Investors also displayed concern that slowing growth overseas was an indication that the odds of a future recession in the U.S. economy were rising.

What aspects of the fund's positioning helped and hurt relative performance?

The fund's Class A shares generated a positive return and it outperformed its benchmark. Individual stock selection was the primary driver of outperformance during the period. The best results were in the information technology sector, led by Mastercard, Inc., ServiceNow, Inc., and Visa, Inc. Within the sector, we favor companies with durable businesses that address large and growing markets, including electronic payment processing and public cloud computing services. The industrials sector was also an area of strength, primarily as a result of holdings in

TOP 10 HOLDINGS AS OF 8/31/19 (%)

Amazon.com, Inc.	9.2
Microsoft Corp.	6.1
Facebook, Inc., Class A	5.7
Alphabet, Inc., Class C	4.2
Visa, Inc., Class A	3.8
The Boeing Company	3.7
Alibaba Group Holding, Ltd., ADR	3.7
Mastercard, Inc., Class A	3.3
Stryker Corp.	2.2
Intuit, Inc.	2.1
TOTAL	44.0
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       4

Red Hat, Inc. and The Boeing Company. We sold the fund's position in Red Hat prior to period end.

Conversely, stock selection in the consumer discretionary sector detracted from relative results. A sizable position in Amazon.com, Inc. was the largest detractor in both the sector and the portfolio as a whole. The stock lagged by a wide margin in the broader sell-off that occurred in the fourth quarter of 2018. Stock picks in the communications services sector also underperformed, with Netflix, Inc. finishing as the most notable detractor.

Sector allocations had a neutral effect on relative performance in total, but certain aspects of the fund's positioning had a meaningful impact on results. The fund gained a sizable benefit from its overweight position in information technology, which strongly outperformed the broader market, as well as its underweight in the poor-performing energy sector. However, the benefits were offset by the adverse effect of the fund's underweights in more defensive areas such as consumer staples, real estate, and utilities.

How would you characterize your portfolio activity in the past year?

We continued to favor our high-conviction ideas in the information technology, healthcare, and consumer discretionary sectors, where we believe valuations still look compelling given the trajectories of the underlying businesses. We believe these sectors offer the most fertile ground to identify innovative companies that can continue to exhibit growth even at a time of slowing economic conditions worldwide.

MANAGED BY

Larry J. Puglia, CFA, CPA On the fund since 2005 Investing since 1989

The views expressed in this report are exclusively those of Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-2.01	12.39	15.59	79.31	325.92
Class C1	1.46	12.80	15.81	82.62	333.80
Class 1[2]	3.50	13.85	16.32	91.29	353.37
Class NAV[2]	3.57	13.91	16.38	91.81	355.63
Index 1†	2.92	10.11	13.45	61.89	253.08
Index 2†	4.27	13.06	15.42	84.72	319.41

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.20	1.90	0.84	0.79
Net (%)	1.14	1.89	0.83	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	8-31-09	43,380	43,380	35,308	41,941
Class 1[2]	8-31-09	45,337	45,337	35,308	41,941
Class NAV[2]	8-31-09	45,563	45,563	35,308	41,941

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,051.40	$5.89	1.14%
	Hypothetical example	1,000.00	1,019.50	5.80	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,047.70	9.65	1.87%
	Hypothetical example	1,000.00	1,015.80	9.50	1.87%
Class 1	Actual expenses/actual returns	1,000.00	1,053.30	4.19	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Class NAV	Actual expenses/actual returns	1,000.00	1,053.70	3.93	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	9

Fund’s investments
AS OF 8-31-19
	Shares	Value
Common stocks 99.7%		$3,943,866,546
(Cost $1,983,722,282)
Communication services 15.6%		618,143,153
Entertainment 1.8%
Electronic Arts, Inc. (A)	244,200	22,876,656
Netflix, Inc. (A)	165,173	48,519,569
Interactive media and services 13.8%
Alphabet, Inc., Class A (A)	38,718	46,094,941
Alphabet, Inc., Class C (A)	140,695	167,159,730
Facebook, Inc., Class A (A)	1,217,717	226,093,515
InterActiveCorp (A)	86,742	22,087,983
Match Group, Inc. (B)	32,600	2,764,480
Tencent Holdings, Ltd.	1,999,400	82,546,279
Consumer discretionary 21.2%		839,377,544
Auto components 0.7%
Aptiv PLC	351,280	29,215,958
Automobiles 0.1%
Ferrari NV	32,010	5,049,578
Hotels, restaurants and leisure 2.7%
Hilton Worldwide Holdings, Inc.	205,599	18,991,180
Marriott International, Inc., Class A	136,842	17,250,303
McDonald's Corp.	130,934	28,539,684
Norwegian Cruise Line Holdings, Ltd. (A)	11,022	559,367
Restaurant Brands International, Inc.	147,999	11,610,522
Royal Caribbean Cruises, Ltd.	96,317	10,043,937
Wynn Resorts, Ltd.	9,648	1,062,727
Yum! Brands, Inc.	151,207	17,657,953
Internet and direct marketing retail 14.9%
Alibaba Group Holding, Ltd., ADR (A)	834,018	145,978,171
Amazon.com, Inc. (A)	204,482	363,219,330
Booking Holdings, Inc. (A)	37,622	73,980,277
Ctrip.com International, Ltd., ADR (A)	169,500	5,488,410
Multiline retail 1.5%
Dollar General Corp.	313,179	48,884,110
Dollar Tree, Inc. (A)	102,000	10,356,060
Specialty retail 1.0%
Ross Stores, Inc.	328,845	34,860,858
The TJX Companies, Inc.	29,800	1,638,106
Ulta Beauty, Inc. (A)	10,587	2,516,848
Textiles, apparel and luxury goods 0.3%
NIKE, Inc., Class B	61,600	5,205,200
10	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
VF Corp.	88,700	$7,268,965
Consumer staples 0.1%		3,285,739
Beverages 0.0%
Constellation Brands, Inc., Class A	5,284	1,079,785
Tobacco 0.1%
Philip Morris International, Inc.	30,600	2,205,954
Energy 0.4%		14,885,376
Oil, gas and consumable fuels 0.4%
Concho Resources, Inc.	75,600	5,530,140
Pioneer Natural Resources Company	75,800	9,355,236
Financials 5.3%		209,891,020
Banks 0.0%
Citigroup, Inc.	16,117	1,037,129
JPMorgan Chase & Co.	6,900	758,034
Capital markets 3.3%
Ameriprise Financial, Inc.	9,289	1,198,095
Intercontinental Exchange, Inc.	407,242	38,068,982
Moody's Corp.	4,400	948,552
Morgan Stanley	326,152	13,532,046
S&P Global, Inc.	81,791	21,281,200
TD Ameritrade Holding Corp.	780,764	34,673,729
The Charles Schwab Corp.	458,685	17,553,875
The Goldman Sachs Group, Inc.	11,595	2,364,336
Insurance 2.0%
American International Group, Inc.	405,405	21,097,276
Chubb, Ltd.	34,943	5,460,892
Marsh & McLennan Companies, Inc.	113,430	11,330,523
The Progressive Corp.	33,889	2,568,786
Willis Towers Watson PLC	192,037	38,017,565
Health care 15.9%		628,101,215
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc. (A)	165,311	16,656,736
Amgen, Inc.	9,500	1,981,890
Exact Sciences Corp. (A)	19,900	2,372,478
Vertex Pharmaceuticals, Inc. (A)	331,473	59,671,769
Health care equipment and supplies 7.0%
Abbott Laboratories	118,509	10,111,188
Becton, Dickinson and Company	274,956	69,816,828
Boston Scientific Corp. (A)	7,800	333,294
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	11

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Danaher Corp.	350,644	$49,823,006
Intuitive Surgical, Inc. (A)	105,221	53,803,706
Stryker Corp.	399,862	88,233,549
Teleflex, Inc.	8,800	3,202,496
Health care providers and services 5.5%
Anthem, Inc.	210,337	55,007,332
Centene Corp. (A)	165,620	7,721,204
Cigna Corp.	341,729	52,616,014
HCA Healthcare, Inc.	55,300	6,647,060
Humana, Inc.	3,355	950,170
UnitedHealth Group, Inc.	329,376	77,073,984
WellCare Health Plans, Inc. (A)	67,083	18,162,051
Life sciences tools and services 1.3%
Agilent Technologies, Inc.	30,615	2,177,033
Thermo Fisher Scientific, Inc.	164,751	47,293,422
Pharmaceuticals 0.1%
Elanco Animal Health, Inc. (A)	39,664	1,032,057
Eli Lilly & Company	6,131	692,619
Merck & Company, Inc.	2,680	231,740
Zoetis, Inc.	19,693	2,489,589
Industrials 9.1%		360,800,841
Aerospace and defense 5.7%
L3Harris Technologies, Inc.	147,831	31,252,952
Northrop Grumman Corp.	124,313	45,731,023
The Boeing Company	404,017	147,098,550
Airlines 0.7%
Delta Air Lines, Inc.	132,338	7,657,077
United Airlines Holdings, Inc. (A)	235,116	19,822,630
Commercial services and supplies 0.1%
Cintas Corp.	19,200	5,064,960
Industrial conglomerates 1.4%
Honeywell International, Inc.	135,870	22,366,919
Roper Technologies, Inc.	92,655	33,982,148
Machinery 0.3%
Fortive Corp.	163,709	11,606,968
Xylem, Inc.	3,400	260,474
Professional services 0.2%
CoStar Group, Inc. (A)	6,826	4,197,103
IHS Markit, Ltd. (A)	67,747	4,444,881
12	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Road and rail 0.7%
Canadian Pacific Railway, Ltd.	69,379	$16,702,994
Kansas City Southern	28,095	3,534,351
Norfolk Southern Corp.	3,831	666,786
Union Pacific Corp.	39,584	6,411,025
Information technology 31.0%		1,225,554,121
Communications equipment 0.2%
Motorola Solutions, Inc.	31,597	5,716,213
IT services 14.3%
Automatic Data Processing, Inc.	27,670	4,699,473
Fidelity National Information Services, Inc.	536,317	73,057,102
Fiserv, Inc. (A)	548,460	58,652,312
FleetCor Technologies, Inc. (A)	58,316	17,401,494
Global Payments, Inc.	406,948	67,545,229
Mastercard, Inc., Class A	461,035	129,721,418
PayPal Holdings, Inc. (A)	613,433	66,894,869
Visa, Inc., Class A	827,419	149,613,904
Semiconductors and semiconductor equipment 2.1%
Analog Devices, Inc.	77,000	8,456,910
Applied Materials, Inc.	102,700	4,931,654
Broadcom, Inc.	4,430	1,252,095
KLA Corp.	55,000	8,134,500
Lam Research Corp.	9,123	1,920,483
Marvell Technology Group, Ltd.	574,500	13,770,765
Maxim Integrated Products, Inc.	186,352	10,163,638
Microchip Technology, Inc. (B)	20,510	1,770,628
NVIDIA Corp.	85,253	14,280,730
QUALCOMM, Inc.	33,600	2,613,072
Texas Instruments, Inc.	118,548	14,670,315
Xilinx, Inc.	18,349	1,909,397
Software 14.2%
Atlassian Corp. PLC, Class A (A)	31,119	4,185,817
DocuSign, Inc. (A)	31,200	1,456,728
Intuit, Inc.	294,547	84,935,573
Microsoft Corp.	1,747,433	240,901,113
salesforce.com, Inc. (A)	484,717	75,649,782
ServiceNow, Inc. (A)	280,062	73,331,434
Splunk, Inc. (A)	226,420	25,318,284
VMware, Inc., Class A	95,773	13,546,133
Workday, Inc., Class A (A)	235,315	41,716,643
Zoom Video Communications, Inc., Class A (A)(B)	10,204	935,401
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	13

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.2%
Apple, Inc.	30,665	$6,401,012
Materials 0.7%		28,629,681
Chemicals 0.6%
Air Products & Chemicals, Inc.	29,252	6,608,612
Linde PLC	54,700	10,333,377
The Sherwin-Williams Company	16,992	8,950,536
Containers and packaging 0.1%
Ball Corp.	34,040	2,737,156
Real estate 0.0%		704,381
Equity real estate investment trusts 0.0%
American Tower Corp.	3,060	704,381
Utilities 0.4%		14,493,475
Electric utilities 0.0%
NextEra Energy, Inc.	1,897	415,595
Multi-utilities 0.4%
Sempra Energy	99,399	14,077,880

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$5,547,856
(Cost $5,548,049)
John Hancock Collateral Trust (C)	2.1920(D)	554,409	5,547,856
Short-term investments 0.4%			$14,780,920
(Cost $14,780,920)
Money market funds 0.4%			14,780,920
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.0691(D)	504,224	504,224
T. Rowe Price Government Reserve Fund	2.7663(D)	14,276,696	14,276,696

Total investments (Cost $2,004,051,251) 100.2%	$3,964,195,322
Other assets and liabilities, net (0.2%)	(6,006,238)
Total net assets 100.0%	$3,958,189,084

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
14	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

At 8-31-19, the aggregate cost of investments for federal income tax purposes was $2,021,321,424. Net unrealized appreciation aggregated to $1,942,873,898, of which $1,962,033,679 related to gross unrealized appreciation and $19,159,781 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $1,998,503,202) including $5,431,569 of securities loaned	$3,958,647,466
Affiliated investments, at value (Cost $5,548,049)	5,547,856
Total investments, at value (Cost $2,004,051,251)	3,964,195,322
Dividends and interest receivable	2,745,447
Receivable for fund shares sold	1,137,942
Receivable for investments sold	2,853,978
Receivable from affiliates	8,313
Other assets	46,599
Total assets	3,970,987,601
Liabilities
Payable for investments purchased	3,525,259
Payable for fund shares repurchased	3,194,849
Payable upon return of securities loaned	5,548,098
Payable to affiliates
Accounting and legal services fees	241,126
Transfer agent fees	64,012
Trustees' fees	2,204
Other liabilities and accrued expenses	222,969
Total liabilities	12,798,517
Net assets	$3,958,189,084
Net assets consist of
Paid-in capital	$1,973,358,644
Total distributable earnings (loss)	1,984,830,440
Net assets	$3,958,189,084

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($579,255,839 ÷ 14,310,099 shares)[1]	$40.48
Class C ($74,364,721 ÷ 1,913,703 shares)[1]	$38.86
Class 1 ($1,803,576,972 ÷ 43,847,665 shares)	$41.13
Class NAV ($1,500,991,552 ÷ 36,417,801 shares)	$41.22
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$42.61

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Dividends	$30,949,265
Interest	414,271
Securities lending	156,373
Less foreign taxes withheld	(66,713)
Total investment income	31,453,196
Expenses
Investment management fees	27,909,232
Distribution and service fees	3,097,022
Accounting and legal services fees	673,486
Transfer agent fees	668,726
Trustees' fees	69,842
Custodian fees	389,149
State registration fees	78,203
Printing and postage	72,155
Professional fees	119,961
Other	84,594
Total expenses	33,162,370
Less expense reductions	(1,434,254)
Net expenses	31,728,116
Net investment loss	(274,920)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	42,350,073
Affiliated investments	16,894
42,366,967
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	86,894,059
Affiliated investments	(8,032)
86,886,027
Net realized and unrealized gain	129,252,994
Increase in net assets from operations	$128,978,074
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment loss	$(274,920)	$(3,261,739)
Net realized gain	42,366,967	292,913,076
Change in net unrealized appreciation (depreciation)	86,886,027	412,520,036
Increase in net assets resulting from operations	128,978,074	702,171,373
Distributions to shareholders
From net investment income and net realized gain
Class A	(31,876,159)	—
Class C	(4,536,502)	—
Class 1	(107,986,260)	—
Class NAV	(96,204,768)	—
From net realized gain
Class A	—	(45,602,587)
Class C	—	(5,760,779)
Class 1	—	(198,426,434)
Class NAV	—	(129,840,260)
Total distributions	(240,603,689)	(379,630,060)
From fund share transactions	881,241,204	241,909,634
Total increase	769,615,589	564,450,947
Net assets
Beginning of year	3,188,573,495	2,624,122,548
End of year[1]	$3,958,189,084	$3,188,573,495

[1]	Net assets - End of year includes undistributed net investment income of $0 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
18	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$42.40	$38.65	$32.33	$34.71	$34.99
Net investment loss[2]	(0.12)	(0.16)	(0.09)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.84	9.76	8.37	2.01	(0.21)
Total from investment operations	0.72	9.60	8.28	1.91	(0.28)
Less distributions
From net realized gain	(2.64)	(5.85)	(1.96)	(4.29)	—
Net asset value, end of period	$40.48	$42.40	$38.65	$32.33	$34.71
Total return (%)[3,4]	3.14	27.50	27.10	5.37	(0.80) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$579	$477	$286	$222	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.20	1.24	1.24	1.24 [6]
Expenses including reductions	1.14	1.14	1.14	1.14	1.14 [6]
Net investment loss	(0.30)	(0.40)	(0.25)	(0.31)	(0.44) [6]
Portfolio turnover (%)	38	25	26	34	31 [7]

[1]	The inception date for Class A shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	19

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$41.11	$37.89	$31.96	$34.60	$34.99
Net investment loss[2]	(0.39)	(0.43)	(0.34)	(0.33)	(0.18)
Net realized and unrealized gain (loss) on investments	0.78	9.50	8.23	1.98	(0.21)
Total from investment operations	0.39	9.07	7.89	1.65	(0.39)
Less distributions
From net realized gain	(2.64)	(5.85)	(1.96)	(4.29)	—
Net asset value, end of period	$38.86	$41.11	$37.89	$31.96	$34.60
Total return (%)[3,4]	2.40	26.56	26.16	4.57	(1.11) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$66	$36	$36	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	1.90	1.94	1.94	1.94 [6]
Expenses including reductions	1.87	1.86	1.89	1.89	1.89 [6]
Net investment loss	(1.03)	(1.12)	(1.00)	(1.06)	(1.19) [6]
Portfolio turnover (%)	38	25	26	34	31 [7]

[1]	The inception date for Class C shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$42.89	$38.92	$32.46	$34.75	$35.98
Net investment income (loss)[1]	0.01	(0.03)	0.02	(0.01)	— [2]
Net realized and unrealized gain (loss) on investments	0.87	9.85	8.41	2.02	2.44
Total from investment operations	0.88	9.82	8.43	2.01	2.44
Less distributions
From net investment income	—	—	(0.01)	(0.01)	—
From net realized gain	(2.64)	(5.85)	(1.96)	(4.29)	(3.67)
Total distributions	(2.64)	(5.85)	(1.97)	(4.30)	(3.67)
Net asset value, end of period	$41.13	$42.89	$38.92	$32.46	$34.75
Total return (%)[3]	3.50	27.92	27.49	5.67	7.25
Ratios and supplemental data
Net assets, end of period (in millions)	$1,804	$1,763	$1,306	$1,065	$969
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.84	0.87	0.87	0.86
Expenses including reductions	0.81	0.80	0.83	0.83	0.82
Net investment income (loss)	0.04	(0.07)	0.06	(0.03)	0.01
Portfolio turnover (%)	38	25	26	34	31

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	21

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$42.95	$38.95	$32.48	$34.76	$35.97
Net investment income (loss)[1]	0.04	(0.01)	0.04	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.87	9.86	8.41	2.02	2.44
Total from investment operations	0.91	9.85	8.45	2.03	2.46
Less distributions
From net investment income	—	—	(0.02)	(0.02)	—
From net realized gain	(2.64)	(5.85)	(1.96)	(4.29)	(3.67)
Total distributions	(2.64)	(5.85)	(1.98)	(4.31)	(3.67)
Net asset value, end of period	$41.22	$42.95	$38.95	$32.48	$34.76
Total return (%)[2]	3.57	27.98	27.54	5.74	7.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1,501	$882	$995	$1,364	$1,501
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.79	0.82	0.82	0.81
Expenses including reductions	0.76	0.75	0.78	0.78	0.77
Net investment income (loss)	0.09	(0.02)	0.11	0.02	0.06
Portfolio turnover (%)	38	25	26	34	31

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the
ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	23

NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$618,143,153	$535,596,874	$82,546,279	—
Consumer discretionary	839,377,544	839,377,544	—	—
Consumer staples	3,285,739	3,285,739	—	—
Energy	14,885,376	14,885,376	—	—
Financials	209,891,020	209,891,020	—	—
Health care	628,101,215	628,101,215	—	—
Industrials	360,800,841	360,800,841	—	—
Information technology	1,225,554,121	1,225,554,121	—	—
Materials	28,629,681	28,629,681	—	—
Real estate	704,381	704,381	—	—
Utilities	14,493,475	14,493,475	—	—
Securities lending collateral	5,547,856	5,547,856	—	—
Short-term investments	14,780,920	14,780,920	—	—
Total investments in securities	$3,964,195,322	$3,881,649,043	$82,546,279	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the
24	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT

ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $5,431,569 and received $5,548,098 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	25

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $10,603.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
26	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT

	August 31, 2019	August 31, 2018
Ordinary income	$3,790,010	$21,202,450
Long-term capital gains	236,813,679	358,427,610
Total	$240,603,689	$379,630,060
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $41,956,542 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $500 million of the fund’s aggregate net assets; b) 0.800% of the next $500 million of the fund’s aggregate net assets; and c) 0.750% of the fund’s aggregate net assets in excess of $1 billion. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for the day is 0.750% on all asset levels. Aggregate net assets include the net assets of the fund and Blue Chip Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	27

fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary,make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable, to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense reimbursement may be terminated at any time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$328,890
Class C	23,752
Class 1	590,620
Class	Expense reduction
Class NAV	$490,992
Total	$1,434,254

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.71% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
28	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,687,360 for the year ended August 31, 2019. Of this amount, $280,017 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,404,174 was paid as sales commissions to broker-dealers and $3,169 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $15,432 and $10,770 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,550,848	$590,093
Class C	689,180	78,633
Class 1	856,994	—
Total	$3,097,022	$668,726
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,264,041	6	2.315%	$1,260
ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	29

Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,015,903	$194,760,060	4,760,628	$189,465,439
Distributions reinvested	968,455	31,823,443	1,263,865	45,587,659
Repurchased	(2,924,763)	(113,145,520)	(2,183,040)	(86,248,800)
Net increase	3,059,595	$113,437,983	3,841,453	$148,804,298
Class C shares
Sold	613,911	$23,111,190	782,783	$30,265,977
Distributions reinvested	142,720	4,524,235	163,415	5,745,653
Repurchased	(456,488)	(17,132,805)	(295,967)	(11,395,036)
Net increase	300,143	$10,502,620	650,231	$24,616,594
Class 1 shares
Sold	2,720,603	$108,259,458	4,691,600	$187,458,979
Distributions reinvested	3,241,857	107,986,260	5,449,778	198,426,434
Repurchased	(3,213,804)	(124,782,695)	(2,609,596)	(101,689,316)
Net increase	2,748,656	$91,463,023	7,531,782	$284,196,097
Class NAV shares
Sold	20,543,504	$872,256,596 [1]	593,073	$23,064,560
Distributions reinvested	2,882,972	96,204,768	3,562,147	129,840,260
Repurchased	(7,550,727)	(302,623,786)	(9,155,936)	(368,612,175)
Net increase (decrease)	15,875,749	$665,837,578	(5,000,716)	$(215,707,355)
Total net increase	21,984,143	$881,241,204	7,022,750	$241,909,634

[1]	Includes in-kind subscriptions of approximately $676.7 million by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,434,887,091 and $1,474,326,448, respectively, for the year ended August 31, 2019.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
30	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 37.9% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	10.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	4,045,679	26,920,728	(30,411,998)	554,409	—	—	$16,894	$(8,032)	$5,547,856

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Blue Chip Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Blue Chip Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
32	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $236,813,679 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	33

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Blue Chip Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       34

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       35

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance . In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as indicated in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory agreements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group average for the one-, three-, five- and ten-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and the peer group for the one-, three-, five- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses . The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex,

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       36

including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       37

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       38

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund's subadvisory fees are below the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       39

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       40

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       41

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       42

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       43

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       44

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

T. Rowe Price Associates, Inc.

Portfolio Manager

Larry J. Puglia, CFA, CPA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       45

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942536	457A 8/19 10/19

John Hancock

Emerging Markets Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for global stock markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding global trade, a slowdown in China, and the latest developments on the Brexit front leading to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates and the European Central Bank rolling out a sweeping package in September, just after the close of the reporting period.

The economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on somewhat less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
15	Financial statements
19	Financial highlights
24	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Continuation of investment advisory and subadvisory agreements
44	Trustees and Officers
48	More information

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

Class A shares (without sales charge)
MSCI Emerging Markets Index
Morningstar diversified emerging markets fund category average
–8.06
–4.36
–2.63
3.05
5.76
4.88
–1.00
0.38
–0.06
2.86
4.07
3.60
1 year
3 year
5 year
10 year

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Underperformance relative to the benchmark

The fund trailed its benchmark, the MSCI Emerging Markets Index, by several percentage points for the 12-month reporting period ended August 31, 2019.

Small-cap emphasis detracted

As small-cap stocks trailed their larger counterparts, our emphasis on small caps detracted relative to the index, which primarily consists of large- and mid-cap stocks.

Underperformance from value stocks

Our prioritization of value-oriented companies also detracted relative to the index, given that growth stocks were more in favor during the period.

SECTOR COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       3

Manager's discussion of fund performance

Can you describe the market conditions during the 12 months ended August 31, 2019?

Slowing global growth and the shifting outlook for the trade dispute between the United States and China were the two key themes driving financial market performance during the period. These unfavorable trends acted as a headwind for global equities. While U.S. stocks held up relatively well, the major developed- and emerging-market international equity indexes finished in the red. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging-market stocks.

In light of this environment, how did the fund perform?

The fund underperformed, returning a loss and trailing its benchmark, the MSCI Emerging Markets Index.

Theoretical and empirical research suggests that investors can systematically pursue higher expected returns by targeting the size, relative price, and profitability dimensions in equity markets. We seek to integrate these dimensions to emphasize emerging-market stocks with smaller market capitalizations, lower relative prices, and higher profitability.

As a result of our diversified investment approach, the performance of the fund's portfolio of more than 3,500 equity holdings is determined principally by broad trends in emerging-market equities rather than by the behavior of a limited group of

TOP 10 HOLDINGS AS OF 8/31/19 (%)		TOP 10 COUNTRIES AS OF 8/31/19 (%)
Samsung Electronics Company, Ltd.	3.9	Taiwan	16.0
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7	South Korea	14.6
Tencent Holdings, Ltd.	1.7	China	12.4
HDFC Bank, Ltd.	1.5	India	12.3
China Mobile, Ltd., ADR	1.0	Brazil	9.8
Aowei Holdings, Ltd.	1.0	South Africa	6.7
Petroleo Brasileiro SA	0.9	Thailand	4.3
Alibaba Group Holding, Ltd., ADR	0.9	Hong Kong	4.0
Vale SA	0.9	Mexico	3.5
SK Hynix, Inc.	0.8	Malaysia	3.0
TOTAL	16.3	TOTAL	86.6
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.		Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       4

securities in a particular industry, country, or asset class. The fund broadly maintains greater weight in securities of small-cap issuers and in value stocks, generally meaning those with a low price in relation to their book value. Additionally, the fund places greater emphasis on securities of companies with higher profitability.

Because of their relative underperformance this period, the fund's emphasis on small-cap stocks was a main detractor, given that the index primarily comprises large- and mid-cap stocks. The fund's inclusion of and greater emphasis on value-oriented companies also detracted, as these trailed their growth-oriented counterparts.

At the country level, the fund's relative underweight in Russia hampered results, given that market's relative outperformance. A modest overweight in the lagging Korean market also detracted. On the positive side, the fund's emphasis on higher-profitability stocks added value; these stocks generally outperformed lower-profitability stocks for the period.

Can you tell us about manager changes over the course of the period?

Effective January 1, 2019, Allen Pu, CFA, Ph.D., left the management team. He was replaced by William Collins-Dean, CFA. Effective April 29, 2019, Joseph H. Chi, CFA, left the team.

MANAGED BY

William B. Collins-Dean, CFA On the fund since 2019 Investing since 2007
Jed S. Fogdall On the fund since 2010 Investing since 2004
Bhanu P. Singh On the fund since 2015 Investing since 2003
Mary T. Phillips, CFA On the fund since 2017 Investing since 2003

The views expressed in this report are exclusively those of Jed S. Fogdall, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-12.69	-2.02	2.33	-9.69	25.95
Class C1	-9.62	-1.73	2.67	-8.36	30.18
Class I1,2	-7.72	-0.70	3.17	-3.44	36.56
Class R6[1,2]	-7.56	-0.58	3.24	-2.87	37.60
Class NAV[2]	-7.63	-0.59	3.28	-2.92	38.15
Index†	-4.36	0.38	4.07	1.93	49.08

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.44	2.14	1.14	1.04	1.03
Net (%)	1.43	2.13	1.13	1.03	1.02

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-09	13,018	13,018	14,908
Class I1,2	8-31-09	13,656	13,656	14,908
Class R6[1,2]	8-31-09	13,760	13,760	14,908
Class NAV[2]	8-31-09	13,815	13,815	14,908

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A shares and Class I shares were first offered on 3-31-11; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class NAV shares (first offered on 5-1-07) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 941.30	$ 8.02	1.64%
	Hypothetical example	1,000.00	1,016.90	8.34	1.64%
Class C	Actual expenses/actual returns	1,000.00	937.80	11.43	2.34%
	Hypothetical example	1,000.00	1,013.40	11.88	2.34%
Class I	Actual expenses/actual returns	1,000.00	943.00	6.56	1.34%
	Hypothetical example	1,000.00	1,018.50	6.82	1.34%
Class R6	Actual expenses/actual returns	1,000.00	943.90	6.08	1.24%
	Hypothetical example	1,000.00	1,019.00	6.31	1.24%
Class NAV	Actual expenses/actual returns	1,000.00	943.90	5.88	1.20%
	Hypothetical example	1,000.00	1,019.20	6.11	1.20%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

Fund’s investments
Summary of fund’s investments as of 8-31-19
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 96.5%		$242,535,058
(Cost $217,065,642)
Australia 0.0%		26,320	0.0%
Belgium 0.1%		115,131	0.1%
Brazil 7.6%		19,057,406	7.6%
Ambev SA	8,500	38,426	0.0%
Ambev SA, ADR (A)	137,104	622,452	0.3%
Banco Bradesco SA	37,802	276,600	0.1%
Itau Unibanco Holding SA	40,051	289,187	0.1%
Localiza Rent a Car SA	151,623	1,722,373	0.7%
Lojas Renner SA	61,656	752,647	0.3%
Petroleo Brasileiro SA	339,519	2,317,846	0.9%
Vale SA (B)	193,076	2,124,722	0.9%
OTHER SECURITIES		10,913,153	4.3%
Chile 1.4%		3,531,214	1.4%
China 12.4%		31,153,384	12.4%
Alibaba Group Holding, Ltd., ADR (B)	12,859	2,250,711	0.9%
Aowei Holdings, Ltd. (B)	10,063,000	2,347,159	1.0%
Bank of China, Ltd., H Shares	1,610,075	615,648	0.3%
China Construction Bank Corp., H Shares	1,838,000	1,365,845	0.6%
CNOOC, Ltd.	517,000	765,892	0.3%
Industrial & Commercial Bank of China, Ltd., H Shares	1,440,000	908,146	0.4%
Ping An Insurance Group Company of China, Ltd., H Shares	128,000	1,468,546	0.6%
Tencent Holdings, Ltd.	103,700	4,281,310	1.7%
OTHER SECURITIES		17,150,127	6.6%
Colombia 0.4%		1,021,763	0.4%
Czech Republic 0.2%		478,350	0.2%
Egypt 0.2%		387,124	0.2%
Greece 0.4%		925,711	0.4%
10	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Hong Kong 4.0%		$10,092,668	4.0%
China Mobile, Ltd., ADR	61,686	2,548,249	1.0%
China Resources Land, Ltd.	140,444	569,384	0.2%
China Unicom Hong Kong, Ltd., ADR	72,323	718,891	0.3%
OTHER SECURITIES		6,256,144	2.5%
Hungary 0.5%		1,132,842	0.5%
MOL Hungarian Oil & Gas PLC	76,637	749,450	0.3%
OTHER SECURITIES		383,392	0.2%
India 12.3%		30,928,177	12.3%
Bharti Airtel, Ltd.	112,407	546,088	0.2%
HDFC Bank, Ltd.	121,666	3,810,330	1.5%
Housing Development Finance Corp., Ltd.	24,941	757,235	0.3%
Infosys, Ltd.	132,686	1,514,251	0.6%
Reliance Industries, Ltd.	105,484	1,851,755	0.8%
Tata Consultancy Services, Ltd.	27,313	863,837	0.4%
OTHER SECURITIES		21,584,681	8.5%
Indonesia 2.9%		7,370,487	2.9%
Bank Rakyat Indonesia Persero Tbk PT	2,106,500	632,252	0.3%
Telekomunikasi Indonesia Persero Tbk PT	1,384,000	435,146	0.2%
Telekomunikasi Indonesia Persero Tbk PT, ADR	8,045	252,774	0.1%
OTHER SECURITIES		6,050,315	2.3%
Malaysia 3.0%		7,611,690	3.0%
Malta 0.0%		26,309	0.0%
Mexico 3.5%		8,885,003	3.5%
America Movil SAB de CV, Series L	963,579	704,841	0.3%
Grupo Mexico SAB de CV, Series B	264,359	608,745	0.3%
Organizacion Soriana SAB de CV, Series B (A)	1,031,046	1,163,184	0.5%
OTHER SECURITIES		6,408,233	2.4%
Netherlands 0.0%		86,112	0.0%
Peru 0.2%		531,736	0.2%
Philippines 1.7%		4,262,576	1.7%
Poland 1.3%		3,234,561	1.3%
Romania 0.1%		154,069	0.1%
Russia 1.7%		4,320,330	1.7%
LUKOIL PJSC, ADR	10,478	844,590	0.3%
Sberbank of Russia PJSC, ADR	61,920	850,162	0.3%
OTHER SECURITIES		2,625,578	1.1%
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value	% of Net Assets
South Africa 6.7%		$16,925,291	6.7%
AngloGold Ashanti, Ltd.	16,287	370,190	0.2%
AngloGold Ashanti, Ltd., ADR (A)	32,648	742,742	0.3%
FirstRand, Ltd.	195,871	775,057	0.3%
MTN Group, Ltd. (A)	203,196	1,374,910	0.6%
Naspers, Ltd., N Shares	7,416	1,687,628	0.7%
Sanlam, Ltd.	127,654	612,357	0.2%
Standard Bank Group, Ltd.	74,488	871,538	0.4%
OTHER SECURITIES		10,490,869	4.0%
South Korea 14.5%		36,408,425	14.5%
Celltrion, Inc. (A)(B)	4,541	590,644	0.3%
KB Financial Group, Inc.	17,010	555,769	0.2%
LG Display Company, Ltd. (B)	5,753	66,495	0.1%
LG Display Company, Ltd., ADR (A)(B)	90,235	521,558	0.2%
POSCO	3,316	578,328	0.3%
Samsung Electronics Company, Ltd.	269,350	9,806,759	3.9%
Shinhan Financial Group Company, Ltd.	12,812	431,255	0.2%
Shinhan Financial Group Company, Ltd., ADR (A)	4,986	166,732	0.1%
SK Hynix, Inc.	32,188	2,061,342	0.8%
Woori Financial Group, Inc.	50,185	493,839	0.2%
Woori Financial Group, Inc., ADR	2,563	75,224	0.1%
OTHER SECURITIES		21,060,480	8.1%
Spain 0.0%		62,399	0.0%
Taiwan 16.0%		40,290,218	16.0%
Chunghwa Telecom Company, Ltd.	155,000	537,547	0.2%
Chunghwa Telecom Company, Ltd., ADR	2,121	73,175	0.1%
Hon Hai Precision Industry Company, Ltd.	390,352	921,445	0.4%
Taiwan Semiconductor Manufacturing Company, Ltd.	1,112,000	9,136,893	3.7%
OTHER SECURITIES		29,621,158	11.6%
Thailand 4.3%		10,850,352	4.3%
PTT PCL, Foreign Quota Shares	1,231,700	1,777,405	0.7%
OTHER SECURITIES		9,072,947	3.6%
Turkey 0.8%		1,939,811	0.8%
Ukraine 0.0%		95,586	0.0%
United Kingdom 0.1%		156,999	0.1%
United States 0.0%		101,401	0.0%

12	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Virgin Islands, British 0.2%		$371,613	0.2%
Preferred securities 2.4%		$6,180,978
(Cost $4,939,001)
Brazil 2.2%		5,607,382	2.2%
Banco Bradesco SA	158,962	1,264,863	0.5%
Itau Unibanco Holding SA	96,161	788,144	0.3%
Petroleo Brasileiro SA	241,454	1,486,858	0.6%
OTHER SECURITIES		2,067,517	0.8%
Chile 0.1%		173,353	0.1%
Colombia 0.1%		337,618	0.1%
Panama 0.0%		19,073	0.0%

South Korea 0.0%		43,552	0.0%
Investment companies 0.1%		$172,575
(Cost $102,673)
South Korea 0.1%		172,575	0.1%
Rights 0.0%		$1,214
(Cost $0)

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Corporate bonds 0.0%				$515
(Cost $502)
India 0.0%				515	0.0%

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 3.0%			$7,481,658
(Cost $7,480,276)
John Hancock Collateral Trust (C)	2.1920 (D)	747,635	7,481,658	3.0%

Total investments (Cost $229,588,094) 102.0%	$256,371,998	102.0%
Other assets and liabilities, net (2.0%)	(5,011,508)	(2.0)%
Total net assets 100.0%	$251,360,490	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 8-31-19.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

At 8-31-19, the aggregate cost of investments for federal income tax purposes was $232,110,599. Net unrealized appreciation aggregated to $24,261,399, of which $80,785,565 related to gross unrealized appreciation and $56,524,166 related to gross unrealized depreciation.
14	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $222,107,818) including $7,274,128 of securities loaned	$248,890,340
Affiliated investments, at value (Cost $7,480,276)	7,481,658
Total investments, at value (Cost $229,588,094)	256,371,998
Cash	784,674
Foreign currency, at value (Cost $1,023,303)	1,021,112
Dividends and interest receivable	602,992
Receivable for fund shares sold	1,222,402
Receivable for investments sold	167,819
Receivable for securities lending income	7,617
Other assets	56,286
Total assets	260,234,900
Liabilities
Foreign capital gains tax payable	236,677
Payable for investments purchased	690,686
Payable for fund shares repurchased	239,371
Payable upon return of securities loaned	7,499,612
Payable to affiliates
Accounting and legal services fees	15,340
Transfer agent fees	12,579
Trustees' fees	1,256
Other liabilities and accrued expenses	178,889
Total liabilities	8,874,410
Net assets	$251,360,490
Net assets consist of
Paid-in capital	$272,473,706
Total distributable earnings (loss)	(21,113,216)
Net assets	$251,360,490

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	15

STATEMENT OF ASSETS AND LIABILITIES 8-31-19  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($51,892,056 ÷ 5,136,078 shares)[1]	$10.10
Class C ($2,615,572 ÷ 258,626 shares)[1]	$10.11
Class I ($68,336,157 ÷ 6,767,331 shares)	$10.10
Class R6 ($60,446,917 ÷ 5,993,725 shares)	$10.09
Class NAV ($68,069,788 ÷ 6,741,131 shares)	$10.10
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.63

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Dividends	$15,892,039
Securities lending	646,559
Interest	149,117
Less foreign taxes withheld	(1,879,616)
Total investment income	14,808,099
Expenses
Investment management fees	6,059,053
Distribution and service fees	188,996
Accounting and legal services fees	116,439
Transfer agent fees	156,420
Trustees' fees	18,952
Custodian fees	641,718
State registration fees	91,586
Printing and postage	106,120
Professional fees	94,448
Other	49,743
Total expenses	7,523,475
Less expense reductions	(49,570)
Net expenses	7,473,905
Net investment income	7,334,194
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	145,145,838
Affiliated investments	8,142
Futures contracts	1,710,231
146,864,211
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(194,783,159)
Affiliated investments	(10,968)
Futures contracts	172,311
(194,621,816)
Net realized and unrealized loss	(47,757,605)
Decrease in net assets from operations	$(40,423,411)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$7,334,194	$16,666,479
Net realized gain	146,864,211	33,701,614
Change in net unrealized appreciation (depreciation)	(194,621,816)	(71,481,305)
Decrease in net assets resulting from operations	(40,423,411)	(21,113,212)
Distributions to shareholders
From net investment income and net realized gain
Class A	(653,465)	—
Class C	(13,423)	—
Class I	(1,003,824)	—
Class R6	(1,181,979)	—
Class NAV	(15,176,807)	—
From net investment income
Class A	—	(545,061)
Class C	—	(12,789)
Class I	—	(769,540)
Class R6	—	(809,464)
Class NAV	—	(13,392,394)
Total distributions	(18,029,498)	(15,529,248)
From fund share transactions	(847,219,706)	56,607,259
Total increase (decrease)	(905,672,615)	19,964,799
Net assets
Beginning of year	1,157,033,105	1,137,068,306
End of year[1]	$251,360,490	$1,157,033,105

[1]	Net assets - End of year includes undistributed net investment income of $8,540,997 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
18	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.13	$11.51	$9.59	$8.64	$11.32
Net investment income[1]	0.14	0.13	0.03	0.09	0.10
Net realized and unrealized gain (loss) on investments	(1.04)	(0.39)	2.03	0.99	(2.68)
Total from investment operations	(0.90)	(0.26)	2.06	1.08	(2.58)
Less distributions
From net investment income	(0.13)	(0.12)	(0.14)	(0.13)	(0.10)
Net asset value, end of period	$10.10	$11.13	$11.51	$9.59	$8.64
Total return (%)[2,3]	(8.06)	(2.34)	21.89	12.71	(22.90)
Ratios and supplemental data
Net assets, end of period (in millions)	$52	$55	$51	$316	$401
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	1.45	1.50	1.47	1.49
Expenses including reductions	1.50	1.44	1.49	1.46	1.48
Net investment income	1.38	1.09	0.29	1.09	1.02
Portfolio turnover (%)	13	11	14	6	14 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	19

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.13	$11.52	$9.60	$8.64	$11.32
Net investment income[1]	0.06	0.04	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	(1.03)	(0.39)	1.96	0.96	(2.72)
Total from investment operations	(0.97)	(0.35)	2.00	1.02	(2.67)
Less distributions
From net investment income	(0.05)	(0.04)	(0.08)	(0.06)	(0.01)
Net asset value, end of period	$10.11	$11.13	$11.52	$9.60	$8.64
Total return (%)[2,3]	(8.71)	(3.04)	21.03	11.92	(23.57)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.21	2.15	2.22	2.17	3.23
Expenses including reductions	2.20	2.14	2.21	2.16	2.35
Net investment income	0.65	0.36	0.37	0.71	0.49
Portfolio turnover (%)	13	11	14	6	14 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
20	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.12	$11.50	$9.58	$8.64	$11.32
Net investment income[1]	0.17	0.15	0.18	0.13	0.10
Net realized and unrealized gain (loss) on investments	(1.03)	(0.38)	1.91	0.97	(2.65)
Total from investment operations	(0.86)	(0.23)	2.09	1.10	(2.55)
Less distributions
From net investment income	(0.16)	(0.15)	(0.17)	(0.16)	(0.13)
Net asset value, end of period	$10.10	$11.12	$11.50	$9.58	$8.64
Total return (%)[2]	(7.72)	(2.07)	22.29	13.00	(22.68)
Ratios and supplemental data
Net assets, end of period (in millions)	$68	$64	$92	$21	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	1.15	1.21	1.16	1.20
Expenses including reductions	1.21	1.14	1.20	1.15	1.19
Net investment income	1.69	1.29	1.73	1.56	1.00
Portfolio turnover (%)	13	11	14	6	14 [3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	21

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.11	$11.49	$9.58	$8.64	$11.32
Net investment income[1]	0.17	0.20	0.39	0.14	0.13
Net realized and unrealized gain (loss) on investments	(1.01)	(0.42)	1.70	0.97	(2.66)
Total from investment operations	(0.84)	(0.22)	2.09	1.11	(2.53)
Less distributions
From net investment income	(0.18)	(0.16)	(0.18)	(0.17)	(0.15)
Net asset value, end of period	$10.09	$11.11	$11.49	$9.58	$8.64
Total return (%)[2]	(7.56)	(1.99)	22.31	13.16	(22.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$72	$11	$— [3]	$— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.05	1.11	1.06	6.52
Expenses including reductions	1.10	1.04	1.11	1.04	1.06
Net investment income	1.71	1.67	3.53	1.58	1.32
Portfolio turnover (%)	13	11	14	6	14 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes merger activity.
22	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.13	$11.51	$9.59	$8.65	$11.34
Net investment income[1]	0.10	0.17	0.15	0.13	0.13
Net realized and unrealized gain (loss) on investments	(0.95)	(0.39)	1.95	0.98	(2.67)
Total from investment operations	(0.85)	(0.22)	2.10	1.11	(2.54)
Less distributions
From net investment income	(0.18)	(0.16)	(0.18)	(0.17)	(0.15)
Net asset value, end of period	$10.10	$11.13	$11.51	$9.59	$8.65
Total return (%)[2]	(7.63)	(1.97)	22.40	13.14	(22.59)
Ratios and supplemental data
Net assets, end of period (in millions)	$68	$962	$979	$985	$1,600
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.04	1.10	1.05	1.06
Expenses including reductions	1.09	1.03	1.09	1.04	1.04
Net investment income	0.93	1.46	1.45	1.51	1.31
Portfolio turnover (%)	13	11	14	6	14 [3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	23

Notes to financial statements
Note 1—Organization
John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
24	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$26,320	—	$26,320	—
Belgium	115,131	—	115,131	—
Brazil	19,057,406	$19,057,406	—	—
Chile	3,531,214	3,531,214	—	—
China	31,153,384	5,152,803	25,938,752	$61,829
Colombia	1,021,763	1,021,763	—	—
Czech Republic	478,350	—	478,350	—
Egypt	387,124	—	387,124	—
Greece	925,711	—	914,736	10,975
Hong Kong	10,092,668	3,287,412	6,601,876	203,380
Hungary	1,132,842	—	1,132,842	—
India	30,928,177	—	30,660,306	267,871
Indonesia	7,370,487	252,774	7,041,736	75,977
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	25

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Malaysia	$7,611,690	—	$7,611,690	—
Malta	26,309	—	26,309	—
Mexico	8,885,003	$8,885,003	—	—
Netherlands	86,112	86,112	—	—
Peru	531,736	531,468	268	—
Philippines	4,262,576	—	4,261,213	$1,363
Poland	3,234,561	—	3,234,561	—
Romania	154,069	—	154,069	—
Russia	4,320,330	1,358,230	2,962,100	—
South Africa	16,925,291	1,683,166	15,229,188	12,937
South Korea	36,408,425	763,514	35,536,158	108,753
Spain	62,399	—	62,399	—
Taiwan	40,290,218	598,708	39,691,510	—
Thailand	10,850,352	—	10,829,219	21,133
Turkey	1,939,811	—	1,938,921	890
Ukraine	95,586	—	95,586	—
United Kingdom	156,999	—	156,999	—
United States	101,401	—	101,401	—
Virgin Islands, British	371,613	—	—	371,613
Preferred securities
Brazil	5,607,382	5,607,382	—	—
Chile	173,353	173,353	—	—
Colombia	337,618	337,618	—	—
Panama	19,073	19,073	—	—
South Korea	43,552	—	43,552	—
Investment companies	172,575	—	172,575	—
Rights	1,214	190	1,024	—
Corporate bonds	515	—	515	—
Securities lending collateral	7,481,658	7,481,658	—	—
Total investments in securities	$256,371,998	$59,828,847	$195,406,430	$1,136,721
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash
26	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $7,274,128 and received $7,499,612 of cash collateral.
In addition, non-cash collateral of approximately $614,599 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral cannot be sold or repledged by the fund, and accordingly, is not reflected in the fund's net assets.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	27

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2019 were $3,445.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $30,286,390 and a long-term capital loss carryforward of $19,314,079 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$18,029,498	$15,529,248
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $4,474,502 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
28	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2019, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging up to 181.0 million as measured at each quarter end. There were no open futures contracts as of August 31, 2019.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	29

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$1,710,231
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$172,311
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.970% of the first $100 million of the fund’s aggregate net assets and (b) 0.920% of the fund’s aggregate net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
30	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

Class	Expense reduction
Class A	$4,035
Class C	213
Class I	5,018
Class	Expense reduction
Class R6	$4,902
Class NAV	35,402
Total	$49,570
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.92% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $135,176 for the year ended August 31, 2019. Of this amount, $22,574 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $112,210 was paid as sales commissions to broker-dealers and $392 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $2,428 and $761 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	31

categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$160,756	$61,060
Class C	28,240	3,215
Class I	—	83,684
Class R6	—	8,461
Total	$188,996	$156,420
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$11,432,369	12	2.158%	($8,222)
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,225,354	$12,920,186	1,695,381	$20,204,779
Distributions reinvested	65,069	648,085	45,439	537,538
Repurchased	(1,138,267)	(11,961,482)	(1,167,526)	(13,792,900)
Net increase	152,156	$1,606,789	573,294	$6,949,417
Class C shares
Sold	45,782	$478,644	124,645	$1,491,204
Distributions reinvested	1,334	13,367	1,070	12,720
Repurchased	(77,493)	(810,102)	(106,675)	(1,268,108)
Net increase (decrease)	(30,377)	$(318,091)	19,040	$235,816
32	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class I shares
Sold	4,139,784	$43,172,100	4,326,177	$51,158,444
Distributions reinvested	100,857	1,001,512	64,863	765,380
Repurchased	(3,209,898)	(33,395,389)	(6,680,766)	(79,682,737)
Net increase (decrease)	1,030,743	$10,778,223	(2,289,726)	$(27,758,913)
Class R6 shares
Sold	2,221,125	$23,269,091	6,561,400	$77,557,883
Distributions reinvested	119,270	1,181,968	68,302	804,595
Repurchased	(2,845,731)	(30,002,460)	(1,119,757)	(13,183,335)
Net increase (decrease)	(505,336)	$(5,551,401)	5,509,945	$65,179,143
Class NAV shares
Sold	3,881,005	$39,967,252	9,717,753	$112,358,041
Distributions reinvested	1,528,379	15,176,807	1,134,949	13,392,394
Repurchased	(85,118,668)	(908,879,285)	(9,481,166)	(113,748,639)
Net increase (decrease)	(79,709,284)	$(853,735,226)	1,371,536	$12,001,796
Total net increase (decrease)	(79,062,098)	$(847,219,706)	5,184,089	$56,607,259
Affiliates of the fund owned 19% of shares of Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $83,596,672 and $934,690,550, respectively, for the year ended August 31, 2019.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	33

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	4,270,417	5,843,999	(9,366,781)	747,635	—	—	$8,142	$(10,968)	$7,481,658

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
34	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments (Summary of fund’s investments), of John Hancock Emerging Markets Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Income derived from foreign sources was $16,631,808. The fund intends to pass through foreign tax credits of $2,535,459.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
36	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisers LP (the Subadvisor), for John Hancock Emerging Markets Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       37

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       38

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed the benchmark index for the one-, three- and five-year periods ended December 31, 2018. The Board also noted that the fund outperformed the peer group average for the one-, three- and five-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group average for the one-,three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are equal to the peer group median and the net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition,

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       39

the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       40

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       41

procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       42

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       43

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       44

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       45

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       46

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       47

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Dimensional Fund Advisors LP

Portfolio Managers

William B. Collins-Dean, CFA
Jed S. Fogdall
Mary T. Phillips, CFA
Bhanu P. Singh

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       48

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

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Emerging Markets Debt

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Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942539	368A 8/19 10/19

John Hancock

Emerging Markets Debt Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for bond markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding trade with China and the broader health of the global economy leading to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to a periodically inverted U.S. Treasury yield curve. The 10-year U.S. Treasury finished the period at 1.50%—a level we haven't seen since late 2016. In July and September (just after the end of the reporting period), the U.S. Federal Reserve stepped in with a pair of reductions in short-term interest rates in an attempt to offer a measure of stimulus to jittery markets, and investors greeted the news favorably.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, the outlook for the global economy is less certain. There are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us. On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
22	Financial statements
25	Financial highlights
32	Notes to financial statements
43	Report of independent registered public accounting firm
44	Tax information
45	Continuation of investment advisory and subadvisory agreements
52	Trustees and Officers
56	More information

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Markets underwent major shifts

The markets faced headwinds in the last quarter of 2018, but an interest-rate cut by the U.S. Federal Reserve in July 2019 sparked a rally.

The fund underperformed its benchmark

An overweight in Argentinian bonds was the primary detractor against the fund's benchmark, the J.P. Morgan EMBI Global Index.

Brazilian and Turkish holdings gave performance a lift

Overweight positions and security selection in Brazilian and Turkish bonds were among the chief drivers of returns.

PORTFOLIO COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       3

QUALITY COMPOSITION AS OF 8/31/19 (%)

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       4

Manager's discussion of fund performance

What were some of the major factors driving performance during the 12 months ended August 31, 2019?

There were a number of fairly dramatic shifts during the period, with the U.S. Federal Reserve's (Fed's) monetary policy being a prime example. The Fed had been on a fairly steady interest-rate-hiking trajectory through the end of December before pausing on rates and then cutting the benchmark short-term lending rate in July 2019. The Fed's chief concern was the strength of the global economy and the possibility of continued brinkmanship surrounding trade and tariffs between the United States and China would spill over into a more dramatic slowdown. Investors had generally shown limited appetite for risk in the final months of 2018, but that shifted fairly significantly in early 2019, and remained intact until early August, when some unexpected developments in Argentina spooked investors.

How did the fund perform in this environment?

The fund generated a positive return, but underperformed its benchmark, the J.P. Morgan EMBI Global Index. A large part of this underperformance was due to the fund's overweight position in Argentina. The country captured headlines in August after the opposition coalition of Alberto Fernandez made an unexpectedly strong showing in the country's presidential primaries. Argentina's debt sold off significantly in response as the markets began pricing in a worst-case scenario: that Fernandez both wins the election and that his administration implements a significant restructuring of the country's debt. While we believe this represents a possible outcome, we don't believe that it's the most likely course of events.

TOP 10 ISSUERS AS OF 8/31/19 (%)		TOP 10 COUNTRIES AS OF 8/31/19 (%)
Pertamina Persero PT	4.3	Mexico	10.6
Federative Republic of Brazil	3.8	Indonesia	8.9
Government of Mexico	3.3	Brazil	7.8
Republic of Indonesia	3.1	Argentina	4.2
Republic of Turkey	2.6	Turkey	4.2
Petrobras Global Finance BV	2.5	Netherlands	3.8
Arab Republic of Egypt	2.4	Peru	3.2
Republic of Argentina	2.3	Colombia	2.9
Kingdom of Saudi Arabia	2.2	Russia	2.4
State of Qatar	2.1	Egypt	2.4
TOTAL	28.6	TOTAL	50.4
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.		Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       5

Argentina is dependent on foreign capital to fund government operations and a massive restructuring would inhibit foreign flows for years to come. While it's too soon to say how the election plays out and what consequences it may hold, we think that barring a worst-case scenario, at current levels, the country's debt appears oversold.

The fund's overweight positions in Brazilian corporate bonds and Turkish foreign government and corporate bonds both contributed positively to relative results. The biggest driver of the outperformance was strong security selection. Holdings in Brazilian oil and gas producer Petrobras Global Finance BV and the Export Credit Bank of Turkey, for example, were two positive drivers of returns. Two other positive factors were a holding in Mexican consumer finance company Credito Real SAB de CV and holding no exposure to Venezuela. Venezuela represents crisis-like conditions in our view, and the country's debt is currently being phased out of the benchmark index.

What is your view on emerging markets over the next few months?

While there's sure to be bouts of uncertainty and volatility, we believe many individual emerging markets have attractive fundamentals, stable inflation, and high relative yields. In a world of low—and in many cases, falling—rates, that combination may be attractive to investors who can tolerate the bumps along the way.

MANAGED BY

Roberto Sanchez-Dahl, CFA On the fund since 2013 Investing since 1993
Paolo H. Valle On the fund since 2013 Investing since 1982

The views expressed in this report are exclusively those of Paolo H. Valle, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30- day yield (%) subsidized	SEC 30- day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	5-year	Since inception[2]	as of 8-31-19	as of 8-31-19
Class A	6.09	2.63	4.81	13.84	57.43	4.31	4.30
Class C3	8.76	2.70	4.85	14.23	58.03	3.79	3.78
Class I4	10.95	3.79	5.63	20.47	69.77	4.79	4.78
Class R2[3,4]	10.62	3.58	5.32	19.20	64.94	4.52	4.52
Class R4[3,4]	10.80	3.69	5.38	19.88	65.88	4.75	4.64
Class R6[3,4]	11.05	3.85	5.46	20.79	67.13	4.90	4.89
Class NAV[3,4]	11.10	3.93	5.56	21.25	68.67	4.91	4.91
Index†	13.11	4.66	6.63	25.59	85.80	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.19	1.89	0.90	1.30	1.15	0.80	0.78
Net (%)	1.18	1.88	0.89	1.29	1.04	0.79	0.77

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the J.P. Morgan EMBI Global Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the J.P. Morgan EMBI Global Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	1-4-10	15,803	15,803	18,580
Class I4	1-4-10	16,977	16,977	18,580
Class R2[3,4]	1-4-10	16,494	16,494	18,580
Class R4[3,4]	1-4-10	16,588	16,588	18,580
Class R6[3,4]	1-4-10	16,713	16,713	18,580
Class NAV[3,4]	1-4-10	16,867	16,867	18,580

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 1-4-10.
3	Class C shares were first offered on 8-28-14; Class R2, R4, and R6 shares were first offered on 3-27-15; Class NAV shares were first offered on 6-20-13. Returns prior to these dates are those of Class A shares (first offered on 1-4-10) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,045.70	$6.08	1.18%
	Hypothetical example	1,000.00	1,019.30	6.01	1.18%
Class C	Actual expenses/actual returns	1,000.00	1,042.10	9.68	1.88%
	Hypothetical example	1,000.00	1,015.70	9.55	1.88%
Class I	Actual expenses/actual returns	1,000.00	1,047.30	4.54	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%
Class R2	Actual expenses/actual returns	1,000.00	1,046.20	5.83	1.13%
	Hypothetical example	1,000.00	1,019.50	5.75	1.13%
Class R4	Actual expenses/actual returns	1,000.00	1,047.10	4.75	0.92%
	Hypothetical example	1,000.00	1,020.60	4.69	0.92%
Class R6	Actual expenses/actual returns	1,000.00	1,047.50	4.08	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,047.90	3.97	0.77%
	Hypothetical example	1,000.00	1,021.30	3.92	0.77%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

Fund’s investments
AS OF 8-31-19
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.7%					$18,102,504
(Cost $17,266,091)
United States 1.7%					18,102,504
U.S. Treasury Note	2.625	06-30-23		17,328,800	18,102,504

Foreign government obligations 44.2%					$482,451,653
(Cost $508,325,386)
Angola 0.6%					7,013,244
Republic of Angola Bond (A)	9.500	11-12-25		6,200,000	7,013,244
Argentina 2.7%					29,288,491
Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	1,232,000
Bond (A)	9.950	06-09-21		5,600,000	1,960,000
Provincia de Rio Negro Bond (A)	7.750	12-07-25		2,300,000	897,000
Republic of Argentina
Bond	4.625	01-11-23		5,500,000	2,136,805
Bond	6.875	01-26-27		11,840,000	4,499,200
Bond	7.625	04-22-46		20,390,000	7,748,200
Bond	8.280	12-31-33		26,540,579	10,815,286
Bahrain 0.6%					6,125,507
Kingdom of Bahrain
Bond (A)	6.125	08-01-23		2,000,000	2,169,827
Bond (A)	7.000	10-12-28		3,450,000	3,955,680
Brazil 3.8%					41,942,555
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,912,793
Note	10.000	01-01-21	BRL	26,000,000	6,608,997
Note	10.000	01-01-23	BRL	23,000,000	6,085,292
Note	10.000	01-01-27	BRL	88,000,000	24,335,473
China 1.0%					10,733,883
The Export-Import Bank of China Bond	2.875	04-26-26		10,400,000	10,733,883
Colombia 1.5%					16,223,924
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,892,174
Bond	5.000	06-15-45		6,900,000	8,331,750
Costa Rica 0.1%					982,510
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	982,510
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	11

	Rate (%)	Maturity date		Par value^	Value
Croatia 0.6%					$6,279,573
Republic of Croatia Bond	5.500	04-04-23		5,650,000	6,279,573
Dominican Republic 1.1%					11,540,392
Government of Dominican Republic
Bond	5.875	04-18-24		5,500,000	5,885,055
Bond (A)	5.950	01-25-27		1,500,000	1,644,390
Bond	5.950	01-25-27		900,000	986,634
Bond (A)	6.875	01-29-26		2,650,000	3,024,313
Egypt 2.4%					25,738,598
Arab Republic of Egypt
Bond (A)	5.875	06-11-25		3,000,000	3,096,072
Bond (A)	7.500	01-31-27		3,700,000	4,014,195
Bond (A)	7.903	02-21-48		9,200,000	9,501,751
Bond	7.903	02-21-48		2,000,000	2,065,598
Bond (A)	8.500	01-31-47		6,500,000	7,060,982
Ghana 2.0%					21,506,877
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	3,233,416
Bond	8.125	01-18-26		3,150,000	3,333,500
Bond (A)	8.950	03-26-51		9,000,000	8,844,984
Bond (A)	9.250	09-15-22		2,220,000	2,429,495
Bond	9.250	09-15-22		3,350,000	3,665,482
Honduras 0.1%					1,137,938
Republic of Honduras Bond (A)	6.250	01-19-27		1,050,000	1,137,938
Hungary 1.7%					18,909,147
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	5,185,198
Bond	5.375	03-25-24		12,100,000	13,723,949
Indonesia 3.1%					34,356,582
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	7,051,326
Bond	4.750	01-08-26		2,250,000	2,498,501
Bond (A)	5.375	10-17-23		2,851,000	3,156,436
Bond	5.875	01-15-24		1,100,000	1,245,997
Bond	6.625	05-15-33	IDR	201,923,000,000	12,948,511
Bond	6.625	02-17-37		2,421,000	3,383,611
Bond	8.375	03-15-34	IDR	54,619,000,000	4,072,200
Iraq 1.0%					11,087,917
Republic of Iraq
Bond	5.800	01-15-28		10,078,000	9,859,993
Bond (A)	6.752	03-09-23		1,200,000	1,227,924
12	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Jamaica 0.3%					$2,931,275
Government of Jamaica Bond	7.625	07-09-25		2,500,000	2,931,275
Kazakhstan 0.3%					3,530,190
Republic of Kazakhstan Bond (A)	5.125	07-21-25		3,100,000	3,530,190
Kenya 1.1%					11,543,074
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	3,172,770
Bond (A)	8.250	02-28-48		8,100,000	8,370,304
Mexico 3.3%					36,006,215
Government of Mexico
Bond	4.600	01-23-46		8,000,000	8,650,080
Bond	7.750	05-29-31	MXN	522,160,400	27,356,135
Montenegro 0.1%					1,179,481
Republic of Montenegro Bond (A)	3.375	04-21-25	EUR	1,000,000	1,179,481
Namibia 0.3%					3,414,591
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,414,591
Nigeria 1.6%					17,044,946
Federal Republic of Nigeria
Bond (A)	7.625	11-28-47		2,500,000	2,408,296
Bond	7.625	11-28-47		5,550,000	5,346,417
Bond (A)	7.696	02-23-38		2,600,000	2,595,643
Bond (A)	7.875	02-16-32		2,000,000	2,059,874
Bond	7.875	02-16-32		4,500,000	4,634,716
Oman 1.5%					16,718,655
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	5,907,525
Bond	6.750	01-17-48		11,500,000	10,811,130
Pakistan 0.4%					4,005,892
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	4,005,892
Panama 0.5%					5,904,353
Republic of Panama
Bond	6.700	01-26-36		3,050,000	4,456,843
Bond	8.875	09-30-27		1,000,000	1,447,510
Philippines 1.2%					12,855,089
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	10,334,952
Bond	5.500	03-30-26		2,100,000	2,520,137
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	13

	Rate (%)	Maturity date		Par value^	Value
Poland 0.4%					$4,494,237
Republic of Poland Bond	3.250	04-06-26		4,190,000	4,494,237
Qatar 2.1%					23,334,155
State of Qatar
Bond	4.500	04-23-28		4,100,000	4,805,010
Bond (A)	4.817	03-14-49		10,000,000	12,866,700
Bond (A)	5.103	04-23-48		4,250,000	5,662,445
Saudi Arabia 2.2%					24,037,799
Kingdom of Saudi Arabia Bond (A)	5.250	01-16-50		18,650,000	24,037,799
Senegal 0.4%					4,788,934
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,584,280
Bond	6.250	05-23-33		1,500,000	1,485,262
Bond (A)	6.750	03-13-48		1,800,000	1,719,392
South Africa 1.7%					19,116,888
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,285,480
Bond	8.000	01-31-30	ZAR	256,173,733	15,831,408
Turkey 3.7%					39,931,093
Export Credit Bank of Turkey Bond (A)	5.000	09-23-21		12,050,000	11,671,930
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	16,149,813
Bond	6.000	01-14-41		9,650,000	8,213,230
Bond	6.250	09-26-22		3,860,000	3,896,120
Uzbekistan 0.4%					4,392,408
Republic of Uzbekistan Bond (A)	5.375	02-20-29		4,000,000	4,392,408
Vietnam 0.4%					4,355,240
Socialist Republic of Vietnam Bond	4.800	11-19-24		4,000,000	4,355,240

Corporate bonds 49.4%					$538,180,562
(Cost $510,552,528)
Argentina 1.5%					16,223,094
Telecom Argentina SA (A)	6.500	06-15-21		3,900,000	3,412,929
Telecom Argentina SA (A)	8.000	07-18-26		8,500,000	6,757,500
YPF SA (A)	8.500	03-23-21		2,400,000	1,827,600
YPF SA (A)	8.500	07-28-25		6,500,000	4,225,065
Austria 1.2%					12,804,450
JBS Investments II GmbH (A)	5.750	01-15-28		4,170,000	4,378,500
JBS Investments II GmbH (A)	7.000	01-15-26		3,800,000	4,108,750
14	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Austria (continued)
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	$4,317,200
Azerbaijan 0.6%				7,113,729
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	6,800,000	7,113,729
Brazil 4.0%				43,505,989
Banco BTG Pactual SA	5.750	09-28-22	4,200,000	4,352,292
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (B)	6.250	04-15-24	3,340,000	3,239,800
Odebrecht Finance, Ltd. (C)	5.250	06-27-29	2,200,000	198,022
Odebrecht Finance, Ltd. (A)(B)(C)	7.500	09-30-19	2,540,000	234,950
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	425,717	416,142
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26	1,742,971	453,504
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	09-30-19	253,378	2,534
Petrobras Global Finance BV	6.850	06-05-15	11,300,000	12,616,450
Petrobras Global Finance BV	7.375	01-17-27	12,000,000	14,245,320
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	7,746,975
Cayman Islands 2.2%				23,980,502
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	7,606,928
Latam Finance, Ltd. (A)	7.000	03-01-26	5,350,000	5,557,366
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26	10,400,000	10,816,208
Chile 1.7%				18,391,961
Colbun SA	3.950	10-11-27	4,000,000	4,160,040
Empresa Electrica Angamos SA (A)	4.875	05-25-29	6,521,250	6,831,631
Enel Americas SA	4.000	10-25-26	4,000,000	4,164,040
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	3,236,250
Colombia 1.3%				13,814,207
Ecopetrol SA	5.875	05-28-45	9,700,000	11,397,597
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,416,610
Costa Rica 1.1%				11,744,510
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,631,000
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	9,113,510
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	15

	Rate (%)	Maturity date	Par value^	Value
Croatia 0.6%				$6,190,899
Hrvatska Elektroprivreda	5.875	10-23-22	5,700,000	6,190,899
Dominican Republic 0.6%				6,184,625
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	1,750,000	1,837,500
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,347,125
Guatemala 0.6%				6,202,500
Comunicaciones Celulares SA	6.875	02-06-24	6,000,000	6,202,500
Hong Kong 0.3%				3,274,363
CNAC HK Finbridge Company, Ltd.	4.875	03-14-25	3,000,000	3,274,363
India 1.2%				13,345,954
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,665,274
Vedanta Resources, Ltd. (A)	6.375	07-30-22	2,990,000	2,870,400
Vedanta Resources, Ltd.	7.125	05-31-23	3,020,000	2,888,630
Vedanta Resources, Ltd. (A)	7.125	05-31-23	4,100,000	3,921,650
Indonesia 5.8%				62,837,270
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24	2,000,000	1,937,350
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24	4,000,000	3,874,700
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24	9,100,000	9,873,500
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	7,581,490
Pertamina Persero PT	6.000	05-03-42	8,200,000	10,303,097
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	17,967,596
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	11,299,537
Ireland 0.0%				206,285
Sibur Securities DAC (A)	4.125	10-05-23	200,000	206,285
Israel 1.0%				11,238,945
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	6,000,000	6,645,000
Israel Electric Corp., Ltd. (A)	6.875	06-21-23	4,000,000	4,593,945
Kazakhstan 0.1%				669,900
Kazakhstan Temir Zholy National Company JSC (A)	4.850	11-17-27	600,000	669,900
Luxembourg 1.4%				15,244,748
Hidrovias International Finance SARL (A)	5.950	01-24-25	2,800,000	2,816,940
Klabin Finance SA (A)	4.875	09-19-27	5,800,000	5,865,308
Millicom International Cellular SA (A)	5.125	01-15-28	5,800,000	6,017,500
16	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Luxembourg (continued)
Millicom International Cellular SA (A)	6.625	10-15-26		500,000	$545,000
Mauritius 0.8%					9,329,141
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24		5,950,000	6,037,852
MTN Mauritius Investments, Ltd.	6.500	10-13-26		3,000,000	3,291,289
Mexico 7.3%					79,849,060
America Movil SAB de CV	7.125	12-09-24	MXN	108,850,000	5,233,045
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(B)	7.500	06-27-29		2,200,000	2,200,022
Credito Real SAB de CV (A)	9.500	02-07-26		10,000,000	11,260,000
Cydsa SAB de CV	6.250	10-04-27		943,000	945,367
Cydsa SAB de CV (A)	6.250	10-04-27		7,600,000	7,619,076
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48		2,800,000	2,628,500
Mexico City Airport Trust (A)	5.500	10-31-46		7,100,000	7,091,125
Mexico City Airport Trust	5.500	07-31-47		4,000,000	3,995,040
Mexico City Airport Trust (A)	5.500	07-31-47		6,900,000	6,891,444
Petroleos Mexicanos	5.375	03-13-22		2,550,000	2,607,375
Petroleos Mexicanos	6.625	06-15-35		10,880,000	10,580,800
Trust F/1401 (A)	6.950	01-30-44		6,600,000	7,656,066
Unifin Financiera SAB de CV (A)	8.375	01-27-28		11,500,000	11,141,200
Mongolia 0.3%					3,776,112
Mongolian Mining Corp./Energy Resources LLC (A)	9.250	04-15-24		4,000,000	3,776,112
Netherlands 3.8%					41,440,662
Braskem Netherlands Finance BV (A)	4.500	01-10-28		11,150,000	11,129,930
GTH Finance BV (A)	7.250	04-26-23		1,800,000	2,001,514
GTH Finance BV	7.250	04-26-23		5,392,000	5,995,645
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42		4,600,000	6,288,476
Listrindo Capital BV (A)	4.950	09-14-26		7,750,000	7,788,750
Myriad International Holdings BV (A)	4.850	07-06-27		3,200,000	3,629,697
VEON Holdings BV (A)	4.950	06-16-24		4,350,000	4,606,650
Panama 0.4%					4,945,985
Banco General SA (A)	4.125	08-07-27		4,750,000	4,945,985
Paraguay 0.2%					2,653,125
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27		2,500,000	2,653,125
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	17

	Rate (%)	Maturity date	Par value^	Value
Peru 3.2%				$34,611,734
ABY Transmision Sur SA (A)	6.875	04-30-43	6,150,000	7,610,686
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,489,773
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	3,110,391
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	7,556,904
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22	9,990,000	10,114,875
Volcan Cia Minera SAA	5.375	02-02-22	3,603,000	3,729,105
Russia 2.4%				25,886,158
Gazprom Neft OAO	6.000	11-27-23	3,700,000	4,093,125
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	5,995,457
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	4,192,496
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	4,175,409
Severstal OAO (A)	3.850	08-27-21	2,500,000	2,550,034
Severstal OAO	5.900	10-17-22	4,510,000	4,879,637
Singapore 1.9%				21,247,313
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	7,115,040	8,438,396
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	12,900,000	12,808,917
Thailand 1.3%				13,849,874
GC Treasury Center Company, Ltd. (A)	4.250	09-19-22	1,400,000	1,461,100
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,782,333
PTTEP Treasury Center Company, Ltd. (4.600% to 7-17-22, then 5 Year CMT + 2.724%) (A)(B)	4.600	07-17-22	6,050,000	6,171,983
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	2,434,458
Togo 0.4%				4,453,019
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,453,019
Turkey 0.5%				5,346,303
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	5,346,303
United Arab Emirates 0.2%				1,969,975
ADES International Holding PLC (A)	8.625	04-24-24	2,000,000	1,969,975
United Kingdom 0.2%				1,996,413
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	1,996,413
United States 0.3%				3,150,000
CNOOC Finance 2015 USA LLC	3.500	05-05-25	3,000,000	3,150,000
18	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands, British 1.0%				$10,701,757
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	10,000,000	10,701,757

	Shares	Value
Common stocks 0.1%		$599,846
(Cost $5,909,631)
Colombia 0.1%		599,846
Frontera Energy Corp.	62,290	599,846

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.1%				$34,272,000
(Cost $34,271,280)
U.S. Government Agency 0.6%				6,595,000
Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19	3,295,000	3,295,000
Federal Home Loan Bank Discount Note	1.900	09-03-19	3,300,000	3,300,000

	Par value^	Value
Repurchase agreement 2.5%		27,677,000
Barclays Tri-Party Repurchase Agreement dated 8-30-19 at 2.120% to be repurchased at $27,683,519 on 9-3-19, collateralized by $27,330,400 U.S. Treasury Notes, 2.375% due 3-15-22 (valued at $28,237,288, including interest)	27,677,000	27,677,000

Total investments (Cost $1,076,324,916) 98.5%	$1,073,606,565
Other assets and liabilities, net 1.5%	16,740,796
Total net assets 100.0%	$1,090,347,361

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	19

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $498,241,915 or 45.7% of the fund's net assets as of 8-31-19.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
20	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	93,515,814	USD	23,924,431	SSB	9/18/2019	—	$(1,362,833)
COP	31,005,000,000	USD	9,451,879	JPM	9/18/2019	—	(450,601)
USD	24,077,192	BRL	93,515,814	SSB	9/18/2019	$1,515,595	—
						$1,515,595	$(1,813,434)

Derivatives Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
USD	U.S. Dollar

Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $1,081,850,223. Net unrealized depreciation aggregated to $8,541,497, of which $66,927,395 related to gross unrealized appreciation and $75,468,892 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	21

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $1,076,324,916)	$1,073,606,565
Unrealized appreciation on forward foreign currency contracts	1,515,595
Cash	1,644,424
Foreign currency, at value (Cost $62)	60
Collateral segregated at custodian for OTC derivative contracts	440,000
Dividends and interest receivable	15,157,468
Receivable for fund shares sold	24,855
Other assets	61,874
Total assets	1,092,450,841
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,813,434
Distributions payable	516
Payable for fund shares repurchased	54,494
Payable to affiliates
Accounting and legal services fees	65,314
Transfer agent fees	1,658
Distribution and service fees	7
Trustees' fees	766
Other liabilities and accrued expenses	167,291
Total liabilities	2,103,480
Net assets	$1,090,347,361
Net assets consist of
Paid-in capital	$1,126,978,000
Total distributable earnings (loss)	(36,630,639)
Net assets	$1,090,347,361

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,321,736 ÷ 248,793 shares)[1]	$9.33
Class C ($636,923 ÷ 68,316 shares)[1]	$9.32
Class I ($14,630,072 ÷ 1,566,607 shares)	$9.34
Class R2 ($83,898 ÷ 8,999 shares)	$9.32
Class R4 ($47,425 ÷ 5,087 shares)	$9.32
Class R6 ($3,235,815 ÷ 346,798 shares)	$9.33
Class NAV ($1,069,391,492 ÷ 114,636,257 shares)	$9.33
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Interest	$59,277,884
Dividends	57,952
Less foreign taxes withheld	(129,614)
Total investment income	59,206,222
Expenses
Investment management fees	6,936,458
Distribution and service fees	13,087
Accounting and legal services fees	179,343
Transfer agent fees	19,924
Trustees' fees	18,895
Custodian fees	251,493
State registration fees	92,702
Printing and postage	33,680
Professional fees	112,770
Other	35,518
Total expenses	7,693,870
Less expense reductions	(74,075)
Net expenses	7,619,795
Net investment income	51,586,427
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(270,707)
Forward foreign currency contracts	(495,937)
(766,644)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	54,426,439
Forward foreign currency contracts	(111,947)
54,314,492
Net realized and unrealized gain	53,547,848
Increase in net assets from operations	$105,134,275
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	23

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$51,586,427	$39,580,723
Net realized loss	(766,644)	(2,276,282)
Change in net unrealized appreciation (depreciation)	54,314,492	(81,341,429)
Increase (decrease) in net assets resulting from operations	105,134,275	(44,036,988)
Distributions to shareholders
From net investment income and net realized gain
Class A	(108,051)	—
Class C	(24,999)	—
Class I	(672,391)	—
Class R2	(3,437)	—
Class R4	(2,357)	—
Class R6	(88,695)	—
Class NAV	(51,081,161)	—
From net investment income
Class A	—	(267,363)
Class C	—	(29,838)
Class I	—	(770,780)
Class R2	—	(3,664)
Class R4	—	(3,172)
Class R6	—	(40,911)
Class NAV	—	(42,562,815)
Total distributions	(51,981,091)	(43,678,543)
From fund share transactions	178,526,658	129,712,725
Total increase	231,679,842	41,997,194
Net assets
Beginning of year	858,667,519	816,670,325
End of year[1]	$1,090,347,361	$858,667,519

[1]	Net assets - End of year includes undistributed net investment income of $51,479 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
24	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.86	$9.87	$9.69	$8.82	$10.14
Net investment income[1]	0.43	0.41	0.46	0.49	0.43
Net realized and unrealized gain (loss) on investments	0.48	(0.96)	0.23	0.85	(1.28)
Total from investment operations	0.91	(0.55)	0.69	1.34	(0.85)
Less distributions
From net investment income	(0.44)	(0.46)	(0.51)	(0.47)	(0.44)
From tax return of capital	—	—	—	—	(0.03)
Total distributions	(0.44)	(0.46)	(0.51)	(0.47)	(0.47)
Net asset value, end of period	$9.33	$8.86	$9.87	$9.69	$8.82
Total return (%)[2,3]	10.52	(5.75)	7.54	15.80	(8.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.18	1.21	1.24	1.39
Expenses including reductions	1.18	1.17	1.20	1.23	1.35
Net investment income	4.78	4.34	4.82	5.47	4.53
Portfolio turnover (%)	7	23	20	26	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	25

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.85	$9.86	$9.67	$8.81	$10.13
Net investment income[1]	0.37	0.35	0.39	0.43	0.34
Net realized and unrealized gain (loss) on investments	0.48	(0.96)	0.25	0.84	(1.28)
Total from investment operations	0.85	(0.61)	0.64	1.27	(0.94)
Less distributions
From net investment income	(0.38)	(0.40)	(0.45)	(0.41)	(0.35)
From tax return of capital	—	—	—	—	(0.03)
Total distributions	(0.38)	(0.40)	(0.45)	(0.41)	(0.38)
Net asset value, end of period	$9.32	$8.85	$9.86	$9.67	$8.81
Total return (%)[2,3]	9.76	(6.40)	6.68	15.14	(9.47)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$— [4]	$— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	1.88	1.90	1.94	3.59
Expenses including reductions	1.88	1.87	1.90	1.93	2.30
Net investment income	4.09	3.68	4.05	4.88	3.65
Portfolio turnover (%)	7	23	20	26	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
26	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.86	$9.88	$9.70	$8.83	$10.15
Net investment income[1]	0.46	0.44	0.48	0.53	0.47
Net realized and unrealized gain (loss) on investments	0.49	(0.97)	0.24	0.84	(1.29)
Total from investment operations	0.95	(0.53)	0.72	1.37	(0.82)
Less distributions
From net investment income	(0.47)	(0.49)	(0.54)	(0.50)	(0.47)
From tax return of capital	—	—	—	—	(0.03)
Total distributions	(0.47)	(0.49)	(0.54)	(0.50)	(0.50)
Net asset value, end of period	$9.34	$8.86	$9.88	$9.70	$8.83
Total return (%)[2]	10.95	(5.56)	7.87	16.14	(8.23)
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$14	$14	$8	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.89	0.89	0.93	0.98
Expenses including reductions	0.89	0.88	0.89	0.92	0.97
Net investment income	5.06	4.64	5.01	5.97	4.89
Portfolio turnover (%)	7	23	20	26	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	27

CLASS R2 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$8.85	$9.87	$9.69	$8.82	$9.35
Net investment income[2]	0.44	0.42	0.48	0.51	0.20
Net realized and unrealized gain (loss) on investments	0.48	(0.97)	0.23	0.85	(0.53)
Total from investment operations	0.92	(0.55)	0.71	1.36	(0.33)
Less distributions
From net investment income	(0.45)	(0.47)	(0.53)	(0.49)	(0.19)
From tax return of capital	—	—	—	—	(0.01)
Total distributions	(0.45)	(0.47)	(0.53)	(0.49)	(0.20)
Net asset value, end of period	$9.32	$8.85	$9.87	$9.69	$8.82
Total return (%)[3]	10.62	(5.75)	7.70	16.02	(3.60) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.08	1.06	1.08	1.06 [6]
Expenses including reductions	1.11	1.07	1.06	1.07	1.05 [6]
Net investment income	4.85	4.40	5.02	5.78	4.91 [6]
Portfolio turnover (%)	7	23	20	26	27 [7]

[1]	The inception date for Class R2 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
28	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$8.85	$9.87	$9.69	$8.82	$9.35
Net investment income[2]	0.46	0.43	0.49	0.52	0.20
Net realized and unrealized gain (loss) on investments	0.47	(0.96)	0.23	0.85	(0.53)
Total from investment operations	0.93	(0.53)	0.72	1.37	(0.33)
Less distributions
From net investment income	(0.46)	(0.49)	(0.54)	(0.50)	(0.19)
From tax return of capital	—	—	—	—	(0.01)
Total distributions	(0.46)	(0.49)	(0.54)	(0.50)	(0.20)
Net asset value, end of period	$9.32	$8.85	$9.87	$9.69	$8.82
Total return (%)[3]	10.80	(5.61)	7.82	16.13	(3.56) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.04	1.05	1.08	1.06 [6]
Expenses including reductions	0.93	0.93	0.94	0.97	0.95 [6]
Net investment income	5.05	4.51	5.16	5.88	5.01 [6]
Portfolio turnover (%)	7	23	20	26	27 [7]

[1]	The inception date for Class R4 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	29

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$8.85	$9.87	$9.69	$8.82	$9.35
Net investment income[2]	0.48	0.46	0.48	0.49	0.21
Net realized and unrealized gain (loss) on investments	0.47	(0.98)	0.25	0.89	(0.53)
Total from investment operations	0.95	(0.52)	0.73	1.38	(0.32)
Less distributions
From net investment income	(0.47)	(0.50)	(0.55)	(0.51)	(0.20)
From tax return of capital	—	—	—	—	(0.01)
Total distributions	(0.47)	(0.50)	(0.55)	(0.51)	(0.21)
Net asset value, end of period	$9.33	$8.85	$9.87	$9.69	$8.82
Total return (%)[3]	11.05	(5.48)	7.99	16.33	(3.49) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$1	$1	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.79	0.80	0.83	0.81 [6]
Expenses including reductions	0.78	0.78	0.79	0.81	0.78 [6]
Net investment income	5.22	4.83	5.04	5.37	5.17 [6]
Portfolio turnover (%)	7	23	20	26	27 [7]

[1]	The inception date for Class R6 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
30	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.85	$9.87	$9.69	$8.82	$10.14
Net investment income[1]	0.47	0.45	0.50	0.54	0.49
Net realized and unrealized gain (loss) on investments	0.49	(0.97)	0.24	0.84	(1.29)
Total from investment operations	0.96	(0.52)	0.74	1.38	(0.80)
Less distributions
From net investment income	(0.48)	(0.50)	(0.56)	(0.51)	(0.48)
From tax return of capital	—	—	—	—	(0.04)
Total distributions	(0.48)	(0.50)	(0.56)	(0.51)	(0.52)
Net asset value, end of period	$9.33	$8.85	$9.87	$9.69	$8.82
Total return (%)[2]	11.10	(5.46)	8.00	16.29	(8.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,069	$840	$797	$570	$552
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.77	0.79	0.81	0.79
Expenses including reductions	0.77	0.77	0.78	0.81	0.78
Net investment income	5.21	4.79	5.28	6.03	5.17
Portfolio turnover (%)	7	23	20	26	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	31

Notes to financial statements
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
32	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$18,102,504	—	$18,102,504	—
Foreign government obligations	482,451,653	—	482,451,653	—
Corporate bonds	538,180,562	—	538,180,562	—
Common stocks	599,846	$599,846	—	—
Short-term investments	34,272,000	—	34,272,000	—
Total investments in securities	$1,073,606,565	$599,846	$1,073,006,719	—
Derivatives:
Assets
Forward foreign currency contracts	$1,515,595	—	$1,515,595	—
Liabilities
Forward foreign currency contracts	(1,813,434)	—	(1,813,434)	—
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	33

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
34	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $4,329.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $8,888,496 and a long-term capital loss carryforward of $19,179,250 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$51,981,091	$43,678,543
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	35

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions and amortization and accretion of debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of
36	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with USD notional values ranging from $18.0 million to $128.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$1,515,595	$(1,813,434)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	$(495,937)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	$(111,947)
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	37

Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, the Subadvisor was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$166
Class C	45
Class I	980
Class R2	6
Class	Expense reduction
Class R4	$4
Class R6	130
Class NAV	72,698
Total	$74,029

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
38	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as indicated in the below table, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $46 for Class R4 shares for the year ended August 31, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,733 for the year ended August 31, 2019. Of this amount, $372 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,361 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $200 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	39

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$6,689	$2,538
Class C	6,050	690
Class I	—	16,465
Class R2	233	9
Class R4	115	6
Class R6	—	216
Total	$13,087	$19,924
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,353,851	2	2.353%	$177
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	48,224	$443,242	598,251	$5,833,376
Distributions reinvested	11,827	107,470	27,919	265,313
Repurchased	(94,544)	(845,173)	(740,535)	(6,892,779)
Net decrease	(34,493)	$(294,461)	(114,365)	$(794,090)
40	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class C shares
Sold	15,332	$136,399	32,113	$312,521
Distributions reinvested	2,710	24,651	3,121	29,581
Repurchased	(20,050)	(178,455)	(24,560)	(227,534)
Net increase (decrease)	(2,008)	$(17,405)	10,674	$114,568
Class I shares
Sold	620,334	$5,732,070	1,335,655	$12,654,270
Distributions reinvested	73,954	672,353	81,184	770,635
Repurchased	(740,290)	(6,687,510)	(1,238,730)	(11,672,734)
Net increase (decrease)	(46,002)	$(283,087)	178,109	$1,752,171
Class R2 shares
Sold	2,891	$26,048	737	$7,083
Distributions reinvested	64	589	—	—
Repurchased	(616)	(5,488)	(5,608)	(55,167)
Net increase (decrease)	2,339	$21,149	(4,871)	$(48,084)
Class R4 shares
Repurchased	—	—	(5,608)	$(55,183)
Net decrease	—	—	(5,608)	$(55,183)
Class R6 shares
Sold	285,122	$2,627,140	35,752	$340,039
Distributions reinvested	9,625	88,583	4,349	40,911
Repurchased	(52,270)	(468,555)	(7)	(64)
Net increase	242,477	$2,247,168	40,094	$380,886
Class NAV shares
Sold	14,330,207	$127,509,918	16,734,850	$153,938,646
Distributions reinvested	5,606,792	51,081,161	4,494,678	42,562,814
Repurchased	(190,446)	(1,737,785)	(7,113,822)	(68,139,003)
Net increase	19,746,553	$176,853,294	14,115,706	$128,362,457
Total net increase	19,908,866	$178,526,658	14,219,739	$129,712,725
Affiliates of the fund owned 57%, 100%, 44% and 100% of shares of Class R2, Class R4, Class R6 and Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $270,368,938 and $65,773,760, respectively, for the year ended August 31, 2019.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	41

Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 97.9% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	36.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	21.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	13.7%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	12.1%
Note 10—New accounting pronouncement
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management has performed an analysis and has determined that the ASU will not have a material impact to the fund.
42	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Debt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Emerging Markets Debt Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Income derived from foreign sources was $56,264,714. The fund intends to pass through foreign tax credits of $130,565.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
44	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor formerly known as "John Hancock Asset Management a division of Manulife Asset Management (US) LLC") for John Hancock Emerging Markets Debt Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent

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legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-year period and underperformed its benchmark index for the one- and five-year periods ended December 31, 2018. The Board also noted that the fund underperformed its peer group average for the one-year period and outperformed its peer group average for the three- and five-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including favorable performance relative to its benchmark index for three-year period and to the peer group for the three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses are higher than the peer group median.

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The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

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(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO

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and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

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* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

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Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       55

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Roberto Sanchez-Dahl, CFA
Paolo H. Valle

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       56

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942542	358A 8/19 10/19

John Hancock

Equity Income Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for stock markets in the United States during the 12 months ended August 31, 2019, with investor uncertainty surrounding trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear reasonably solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the threat of a recession increases. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
17	Financial statements
20	Financial highlights
24	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
38	Continuation of investment advisory and subadvisory agreements
45	Trustees and Officers
49	More information

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

Class A shares (without sales charges)[1]
Russell 1000 Value Index
S&P 500 Index
Morningstar U.S. large value fund category average
–0.94
0.62
2.92
–1.50
8.40
8.08
12.70
8.17
5.68
6.59
10.11
5.85
10.17
11.49
13.45
10.24
1 year
3 year
5 year
10 year

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. equities posted a narrow gain

Although stocks sold off sharply in the fourth quarter of 2018, the U.S. Federal Reserve's shift to a more accommodative policy fueled positive returns from late December onward.

The fund underperformed its benchmark

Stock selection—particularly in the consumer discretionary, real estate, and healthcare sectors—was the primary driver of the shortfall.

Sector allocations made a modest contribution

The fund benefited from an underweight in energy and overweight in the strong-performing utilities sector.

SECTOR COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       3

Manager's discussion of fund performance

Can you describe the market environment during the 12 months ended August 31, 2019?

U.S. stocks posted narrow gains for the period. Rising corporate profits and an accommodative shift in the U.S. Federal Reserve's monetary policy provided support for equities, but fears of a global growth slowdown and mounting trade tensions between the United States and China tempered the market's upside.

What aspects of the fund's positioning helped and hurt relative performance?

The fund posted a loss and underperformed its benchmark, the Russell 1000 Value Index. While sector allocations contributed to results, the benefit was offset by the negative effect of stock selection.

Stock picks produced the widest margin of underperformance in the consumer discretionary sector. Shares of Mattel, Inc. traded lower due to a product recall and a weak 2018 holiday season for toy makers, among other factors. A position in the retailer Kohl's Corp. also detracted amid a difficult U.S. retail landscape. Stock selection in real estate weighed on results, as well. Rayonier, Inc., a pure-play timber real estate investment trust, lagged due to the combination of its sensitivity to rising tariffs and oversupply in the timber market. The healthcare sector also proved to be a challenging area for the fund due to its positions in Gilead Sciences, Inc. and a

TOP 10 HOLDINGS AS OF 8/31/19 (%)

Wells Fargo & Company	3.5
JPMorgan Chase & Co.	3.0
QUALCOMM, Inc.	2.4
The Southern Company	2.3
TOTAL SA, ADR	2.1
Tyson Foods, Inc., Class A	2.1
Johnson & Johnson	2.0
Verizon Communications, Inc.	2.0
Chubb, Ltd.	1.9
The Boeing Company	1.9
TOTAL	23.2
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       4

number of mega-cap pharmaceutical stocks. State Street Corp. was the largest individual detractor in the overall portfolio, followed by the energy companies Occidental Petroleum Corp. and Total SA.

On the positive side, the fund's sector allocations combined for a modest contribution to performance. An underweight in the poor-performing energy sector added value, as did an overweight in utilities. Stock selection in information technology was another key positive, highlighted by holdings in Microsoft Corp. and QUALCOMM, Inc. Outside of technology, the top contributors included Tyson Foods, Inc., L3Harris Technologies, Inc., and the utilities Southern Company and TC Energy Corp.

What was your broad view on the markets as of August 31, 2019?

We believe the fundamentals of the U.S. economy remained reasonably strong. However, we're mindful of potential geopolitical headwinds and softening earnings expectations, making us more cautious in our outlook. We anticipate that trade tensions between the United States and China may continue to drive uncertainty and elevated volatility, particularly if evidence grows that rising tariffs are hurting consumer spending or corporate profits. With valuations trending higher, we maintained our disciplined, longer-term approach. We also remained on the lookout for opportunities to capitalize on market choppiness by buying shares of high-quality companies with promising financial outlooks, above-average dividend yields, and the potential for improved investor perception.

MANAGED BY

John D. Linehan, CFA On the fund since 2015 Investing since 1987

The views expressed in this report are exclusively those of John D. Linehan, CFA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 8-31-19	as of 8-31-19
Class A2	-5.88	4.60	9.61	25.21	150.32	1.92	1.90
Class C2	-2.54	5.00	9.82	27.61	155.06	1.34	1.31
Class 1[3]	-0.57	5.98	10.29	33.69	166.41	2.38	2.35
Class NAV[3]	-0.52	6.04	10.36	34.09	168.02	2.43	2.40
Index 1†	0.62	6.59	11.49	37.62	196.82	—	—
Index 2†	2.92	10.11	13.45	61.89	253.08	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.15	1.85	0.79	0.74
Net (%)	1.14	1.84	0.78	0.73

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	8-31-09	25,506	25,506	29,682	35,308
Class 1[3]	8-31-09	26,641	26,641	29,682	35,308
Class NAV[3]	8-31-09	26,802	26,802	29,682	35,308

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,029.60	$5.78	1.13%
	Hypothetical example	1,000.00	1,019.50	5.75	1.13%
Class C	Actual expenses/actual returns	1,000.00	1,025.50	9.34	1.83%
	Hypothetical example	1,000.00	1,016.00	9.30	1.83%
Class 1	Actual expenses/actual returns	1,000.00	1,031.40	3.94	0.77%
	Hypothetical example	1,000.00	1,021.30	3.92	0.77%
Class NAV	Actual expenses/actual returns	1,000.00	1,031.70	3.69	0.72%
	Hypothetical example	1,000.00	1,021.60	3.67	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	9

Fund’s investments
AS OF 8-31-19
	Shares	Value
Common stocks 94.4%		$1,646,882,175
(Cost $1,363,934,480)
Communication services 6.4%		111,255,008
Diversified telecommunication services 2.8%
AT&T, Inc.	132,290	4,664,545
CenturyLink, Inc.	181,898	2,069,999
Telefonica SA	1,131,202	7,858,972
Verizon Communications, Inc.	591,560	34,405,130
Entertainment 0.5%
The Walt Disney Company	61,309	8,415,273
Media 3.1%
Comcast Corp., Class A	484,270	21,433,790
Fox Corp., Class B	532,837	17,477,054
News Corp., Class A	1,085,836	14,930,245
Consumer discretionary 2.1%		37,463,264
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	283,441	15,722,472
MGM Resorts International	94,500	2,651,670
Leisure products 0.4%
Mattel, Inc. (A)(B)	657,562	6,444,108
Multiline retail 0.5%
Kohl's Corp.	179,506	8,483,454
Specialty retail 0.2%
L Brands, Inc.	252,063	4,161,560
Consumer staples 8.1%		142,049,634
Beverages 0.1%
PepsiCo, Inc.	20,000	2,734,600
Food and staples retailing 0.9%
Walmart, Inc.	142,492	16,281,136
Food products 3.9%
Bunge, Ltd.	156,471	8,357,116
Conagra Brands, Inc.	705,427	20,005,910
Kellogg Company	54,381	3,415,127
Tyson Foods, Inc., Class A	384,784	35,800,303
Household products 1.8%
Kimberly-Clark Corp.	222,542	31,402,902
Tobacco 1.4%
Philip Morris International, Inc.	333,646	24,052,540
10	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy 8.9%		$155,309,103
Oil, gas and consumable fuels 8.9%
Chevron Corp.	111,997	13,184,287
Equitrans Midstream Corp.	141,808	1,912,990
Exxon Mobil Corp.	477,858	32,723,716
Hess Corp.	87,932	5,535,319
Occidental Petroleum Corp.	449,851	19,559,521
Pioneer Natural Resources Company	70,898	8,750,231
Targa Resources Corp.	132,400	4,782,288
TC Energy Corp.	642,081	32,900,230
TOTAL SA, ADR	720,363	35,960,521
Financials 22.1%		384,812,972
Banks 10.8%
Bank of America Corp.	21,522	592,070
Citigroup, Inc.	183,777	11,826,050
Fifth Third Bancorp	881,996	23,328,794
JPMorgan Chase & Co.	483,732	53,142,798
The PNC Financial Services Group, Inc.	135,348	17,450,418
U.S. Bancorp	389,034	20,498,201
Wells Fargo & Company	1,329,975	61,936,936
Capital markets 4.1%
Ameriprise Financial, Inc.	10,200	1,315,596
Franklin Resources, Inc.	363,597	9,555,329
Morgan Stanley	708,189	29,382,762
Northern Trust Corp.	61,315	5,391,428
State Street Corp.	381,730	19,586,566
The Bank of New York Mellon Corp.	126,552	5,322,777
Diversified financial services 0.2%
AXA Equitable Holdings, Inc.	167,778	3,484,749
Insurance 7.0%
American International Group, Inc.	565,128	29,409,261
Brighthouse Financial, Inc. (A)	142,504	5,024,691
Chubb, Ltd.	213,965	33,438,450
Loews Corp.	307,827	14,797,244
Marsh & McLennan Companies, Inc.	63,483	6,341,317
MetLife, Inc.	493,106	21,844,596
Willis Towers Watson PLC	56,286	11,142,939
Health care 12.4%		215,969,985
Biotechnology 1.6%
AbbVie, Inc.	114,700	7,540,378
Gilead Sciences, Inc.	309,882	19,689,902
Health care equipment and supplies 2.2%
Becton, Dickinson and Company	24,755	6,285,790
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	11

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	247,168	$26,666,956
Zimmer Biomet Holdings, Inc.	43,300	6,027,360
Health care providers and services 2.8%
Anthem, Inc.	90,434	23,650,300
CVS Health Corp.	409,595	24,952,527
Pharmaceuticals 5.8%
Allergan PLC	86,656	13,840,696
Bristol-Myers Squibb Company	312,317	15,013,078
GlaxoSmithKline PLC	420,474	8,762,410
Johnson & Johnson	270,734	34,751,416
Pfizer, Inc.	809,822	28,789,172
Industrials 12.1%		210,905,217
Aerospace and defense 4.0%
L3Harris Technologies, Inc.	154,900	32,747,409
The Boeing Company	91,211	33,209,013
United Technologies Corp.	23,400	3,047,616
Air freight and logistics 1.5%
United Parcel Service, Inc., Class B	222,823	26,440,177
Airlines 1.4%
Alaska Air Group, Inc.	210,326	12,560,669
Delta Air Lines, Inc.	135,313	7,829,210
Southwest Airlines Company	78,933	4,129,775
Building products 1.1%
Johnson Controls International PLC	464,589	19,833,304
Commercial services and supplies 0.5%
Stericycle, Inc. (A)(B)	206,958	9,290,345
Electrical equipment 0.6%
Emerson Electric Company	149,692	8,920,146
nVent Electric PLC	80,229	1,625,440
Industrial conglomerates 1.4%
General Electric Company	2,975,994	24,551,951
Machinery 0.8%
Flowserve Corp.	19,485	831,620
PACCAR, Inc.	73,449	4,815,316
Pentair PLC	52,622	1,890,182
Snap-on, Inc.	40,400	6,006,672
Professional services 0.8%
Nielsen Holdings PLC	634,700	13,176,372
12	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 8.4%		$145,985,503
Communications equipment 1.2%
Cisco Systems, Inc.	460,085	21,536,579
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	32,100	2,928,162
IT services 0.6%
Cognizant Technology Solutions Corp., Class A	157,232	9,652,472
Semiconductors and semiconductor equipment 4.2%
Applied Materials, Inc.	240,873	11,566,721
NXP Semiconductors NV	40,600	4,146,884
QUALCOMM, Inc.	548,542	42,660,111
Texas Instruments, Inc.	125,810	15,568,988
Software 1.9%
Microsoft Corp.	236,136	32,553,709
Technology hardware, storage and peripherals 0.3%
Hewlett Packard Enterprise Company	121,200	1,674,984
Western Digital Corp.	64,552	3,696,893
Materials 4.3%		75,398,307
Chemicals 3.2%
Akzo Nobel NV	29,048	2,603,749
CF Industries Holdings, Inc.	348,390	16,788,914
Corteva, Inc.	236,523	6,934,854
Dow, Inc.	270,913	11,549,021
DuPont de Nemours, Inc.	243,823	16,562,896
PPG Industries, Inc.	18,700	2,071,773
Construction materials 0.1%
Vulcan Materials Company	11,500	1,624,375
Containers and packaging 0.8%
International Paper Company	362,946	14,191,189
Metals and mining 0.2%
Nucor Corp.	62,710	3,071,536
Real estate 3.2%		56,627,344
Equity real estate investment trusts 3.2%
Equity Residential	212,564	18,016,925
Rayonier, Inc.	349,145	9,357,086
SL Green Realty Corp.	117,299	9,409,726
Weyerhaeuser Company	754,223	19,843,607
Utilities 6.4%		111,105,838
Electric utilities 4.4%
Duke Energy Corp.	43,395	4,024,452
Edison International	300,632	21,726,675
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	13

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Evergy, Inc.	165,268	$10,742,420
The Southern Company	693,037	40,376,336
Multi-utilities 2.0%
NiSource, Inc.	886,753	26,203,551

Sempra Energy	56,714	8,032,404
Preferred securities 3.0%		$52,712,555
(Cost $43,685,204)
Health care 0.8%		14,036,509
Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.125%	226,871	14,036,509
Utilities 2.2%		38,676,046
Electric utilities 1.4%
NextEra Energy, Inc., 6.123%	237,751	16,435,727
The Southern Company, 6.750%	143,337	7,447,791
Multi-utilities 0.7%
Sempra Energy, 6.000%	81,226	9,362,109
Sempra Energy, 6.750%	25,877	2,987,758
Water utilities 0.1%
Aqua America, Inc., 6.000%	40,596	2,442,661

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.3%				$5,227,448
(Cost $4,529,950)
Consumer discretionary 0.1%				2,552,310
Leisure products 0.1%
Mattel, Inc. (C)	6.750	12-31-25	2,484,000	2,552,310
Utilities 0.2%				2,675,138
Electric utilities 0.2%
Pacific Gas & Electric Company (D)	3.950	12-01-47	1,285,000	1,243,238

Pacific Gas & Electric Company (D)	4.000	12-01-46	1,480,000	1,431,900
Convertible bonds 0.2%				$3,689,913
(Cost $3,635,176)
Financials 0.2%				3,689,913
Insurance 0.2%
AXA SA (C)	7.250	05-15-21	3,613,000	3,689,913

14	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Securities lending collateral 0.5%			$8,171,462
(Cost $8,169,885)
John Hancock Collateral Trust (E)	2.1920(F)	816,591	8,171,462
Short-term investments 1.8%			$31,867,591
(Cost $31,867,591)
Money market funds 1.8%			31,867,591
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.0691(F)	1,538,745	1,538,745
T. Rowe Price Government Reserve Fund	2.7663(F)	30,328,846	30,328,846

Total investments (Cost $1,455,822,286) 100.2%	$1,748,551,144
Other assets and liabilities, net (0.2%)	(3,267,281)
Total net assets 100.0%	$1,745,283,863

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Non-income producing - Issuer is in default.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 8-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	21	Long	Sep 2019	$3,051,396	$3,051,563	$167
						$167
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $1,467,512,710. Net unrealized appreciation aggregated to $281,038,601, of which $356,006,791 related to gross unrealized appreciation and $74,968,190 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
16	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $1,447,652,401) including $6,774,409 of securities loaned	$1,740,379,682
Affiliated investments, at value (Cost $8,169,885)	8,171,462
Total investments, at value (Cost $1,455,822,286)	1,748,551,144
Collateral held at broker for futures contracts	145,000
Dividends and interest receivable	5,166,513
Receivable for fund shares sold	167,563
Receivable for investments sold	2,070,126
Other assets	50,487
Total assets	1,756,150,833
Liabilities
Payable for futures variation margin	21,049
Payable for investments purchased	1,833,540
Payable for fund shares repurchased	585,325
Payable upon return of securities loaned	8,185,020
Payable to affiliates
Accounting and legal services fees	105,367
Transfer agent fees	5,222
Trustees' fees	980
Other liabilities and accrued expenses	130,467
Total liabilities	10,866,970
Net assets	$1,745,283,863
Net assets consist of
Paid-in capital	$1,381,527,453
Total distributable earnings (loss)	363,756,410
Net assets	$1,745,283,863

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($50,850,914 ÷ 2,777,883 shares)[1]	$18.31
Class C ($2,635,253 ÷ 143,667 shares)[1]	$18.34
Class 1 ($196,661,259 ÷ 10,729,565 shares)	$18.33
Class NAV ($1,495,136,437 ÷ 81,675,238 shares)	$18.31
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.27

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	17

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Dividends	$48,072,776
Interest	1,171,642
Securities lending	64,501
Less foreign taxes withheld	(454,920)
Total investment income	48,853,999
Expenses
Investment management fees	11,079,222
Distribution and service fees	268,122
Accounting and legal services fees	284,846
Transfer agent fees	55,245
Trustees' fees	29,632
Custodian fees	166,831
State registration fees	41,559
Printing and postage	36,141
Professional fees	89,374
Other	59,046
Total expenses	12,110,018
Less expense reductions	(476,585)
Net expenses	11,633,433
Net investment income	37,220,566
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	94,814,207
Affiliated investments	(1,163)
Futures contracts	(172,040)
94,641,004
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(137,629,234)
Affiliated investments	(1,475)
Futures contracts	167
(137,630,542)
Net realized and unrealized loss	(42,989,538)
Decrease in net assets from operations	$(5,768,972)
18	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$37,220,566	$31,770,100
Net realized gain	94,641,004	146,159,597
Change in net unrealized appreciation (depreciation)	(137,630,542)	31,755,870
Increase (decrease) in net assets resulting from operations	(5,768,972)	209,685,567
Distributions to shareholders
From net investment income and net realized gain
Class A	(4,741,672)	—
Class C	(279,512)	—
Class 1	(23,950,238)	—
Class NAV	(142,398,287)	—
From net investment income
Class A	—	(615,800)
Class C	—	(26,150)
Class 1	—	(4,833,395)
Class NAV	—	(27,520,023)
From net realized gain
Class A	—	(2,586,933)
Class C	—	(204,282)
Class 1	—	(17,169,385)
Class NAV	—	(92,481,016)
Total distributions	(171,369,709)	(145,436,984)
From fund share transactions	298,302,070	(112,378,607)
Total increase (decrease)	121,163,389	(48,130,024)
Net assets
Beginning of year	1,624,120,474	1,672,250,498
End of year[1]	$1,745,283,863	$1,624,120,474

[1]	Net assets - End of year includes undistributed net investment income of $6,078,025 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	19

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$20.97	$20.22	$18.50	$18.38	$19.76
Net investment income[2]	0.36	0.31	0.36	0.36	0.15
Net realized and unrealized gain (loss) on investments	(0.84)	2.22	2.17	1.62	(1.38)
Total from investment operations	(0.48)	2.53	2.53	1.98	(1.23)
Less distributions
From net investment income	(0.36)	(0.33)	(0.40)	(0.33)	(0.15)
From net realized gain	(1.82)	(1.45)	(0.41)	(1.53)	—
Total distributions	(2.18)	(1.78)	(0.81)	(1.86)	(0.15)
Net asset value, end of period	$18.31	$20.97	$20.22	$18.50	$18.38
Total return (%)[3,4]	(0.94)	12.83	13.96	11.72	(6.31) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$43	$36	$22	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.18	1.19	1.23	1.24 [6]
Expenses including reductions	1.13	1.14	1.14	1.14	1.12 [6]
Net investment income	1.97	1.52	1.85	2.08	1.79 [6]
Portfolio turnover (%)	26	19	21	40	19 [7]

[1]	The inception date for Class A shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$21.00	$20.25	$18.52	$18.39	$19.76
Net investment income[2]	0.24	0.17	0.22	0.24	0.08
Net realized and unrealized gain (loss) on investments	(0.86)	2.22	2.18	1.61	(1.38)
Total from investment operations	(0.62)	2.39	2.40	1.85	(1.30)
Less distributions
From net investment income	(0.22)	(0.19)	(0.26)	(0.19)	(0.07)
From net realized gain	(1.82)	(1.45)	(0.41)	(1.53)	—
Total distributions	(2.04)	(1.64)	(0.67)	(1.72)	(0.07)
Net asset value, end of period	$18.34	$21.00	$20.25	$18.52	$18.39
Total return (%)[3,4]	(1.66)	12.00	13.16	10.89	(6.61) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$2	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	1.88	1.89	1.93	1.94 [7]
Expenses including reductions	1.83	1.84	1.86	1.89	1.87 [7]
Net investment income	1.28	0.80	1.12	1.39	0.94 [7]
Portfolio turnover (%)	26	19	21	40	19 [8]

[1]	The inception date for Class C shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	21

CLASS 1 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$20.99	$20.24	$18.51	$18.39	$21.47
Net investment income[1]	0.43	0.39	0.44	0.40	0.36
Net realized and unrealized gain (loss) on investments	(0.85)	2.21	2.16	1.63	(1.78)
Total from investment operations	(0.42)	2.60	2.60	2.03	(1.42)
Less distributions
From net investment income	(0.42)	(0.40)	(0.46)	(0.38)	(0.52)
From net realized gain	(1.82)	(1.45)	(0.41)	(1.53)	(1.14)
Total distributions	(2.24)	(1.85)	(0.87)	(1.91)	(1.66)
Net asset value, end of period	$18.33	$20.99	$20.24	$18.51	$18.39
Total return (%)[2]	(0.57)	13.21	14.36	12.06	(7.33)
Ratios and supplemental data
Net assets, end of period (in millions)	$197	$235	$255	$271	$297
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.82	0.83	0.85	0.86
Expenses including reductions	0.77	0.78	0.79	0.81	0.82
Net investment income	2.32	1.86	2.23	2.29	1.77
Portfolio turnover (%)	26	19	21	40	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$20.97	$20.22	$18.49	$18.37	$21.45
Net investment income[1]	0.44	0.40	0.45	0.41	0.37
Net realized and unrealized gain (loss) on investments	(0.85)	2.21	2.16	1.63	(1.78)
Total from investment operations	(0.41)	2.61	2.61	2.04	(1.41)
Less distributions
From net investment income	(0.43)	(0.41)	(0.47)	(0.39)	(0.53)
From net realized gain	(1.82)	(1.45)	(0.41)	(1.53)	(1.14)
Total distributions	(2.25)	(1.86)	(0.88)	(1.92)	(1.67)
Net asset value, end of period	$18.31	$20.97	$20.22	$18.49	$18.37
Total return (%)[2]	(0.52)	13.28	14.44	12.13	(7.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,495	$1,344	$1,377	$1,485	$1,553
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	0.77	0.78	0.80	0.81
Expenses including reductions	0.72	0.73	0.74	0.76	0.77
Net investment income	2.38	1.92	2.30	2.34	1.83
Portfolio turnover (%)	26	19	21	40	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	23

Notes to financial statements
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
24	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$111,255,008	$103,396,036	$7,858,972	—
Consumer discretionary	37,463,264	37,463,264	—	—
Consumer staples	142,049,634	142,049,634	—	—
Energy	155,309,103	155,309,103	—	—
Financials	384,812,972	384,812,972	—	—
Health care	215,969,985	207,207,575	8,762,410	—
Industrials	210,905,217	210,905,217	—	—
Information technology	145,985,503	145,985,503	—	—
Materials	75,398,307	72,794,558	2,603,749	—
Real estate	56,627,344	56,627,344	—	—
Utilities	111,105,838	111,105,838	—	—
ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	25

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	$52,712,555	$52,712,555	—	—
Corporate bonds	5,227,448	—	$5,227,448	—
Convertible bonds	3,689,913	—	3,689,913	—
Securities lending collateral	8,171,462	8,171,462	—	—
Short-term investments	31,867,591	31,867,591	—	—
Total investments in securities	$1,748,551,144	$1,720,408,652	$28,142,492	—
Derivatives:
Assets
Futures	$167	$167	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives
26	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT

compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $6,774,409 and received $8,185,020 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $5,680.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	27

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$38,629,387	$36,473,448
Long-term capital gains	132,740,322	108,963,536
Total	$171,369,709	$145,436,984
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $10,027,779 of undistributed ordinary income and of $72,689,702 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
28	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2019, the fund used futures contracts to a substitute for securities purchased. The fund held futures contracts with USD notional values ranging up to $3,051,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin	Futures [1]	$167	—

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.

Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$(172,040)

Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$167
ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	29

Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the aggregate net assets between $100 million and $200 million; c) 0.750% of the aggregate net assets between $200 million and $500 million; d) 0.725% of the aggregate net assets between $500 million and $1 billion; e) 0.725% of the aggregate net assets between $1 billion and $1.5 billion and f) 0.700% of aggregate net assets excess over $1.5 billion. When aggregate net assets exceed $200 million on any day, the annual rate of management fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of management fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of management fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day,the annual rate of management fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. Aggregate net assets include the net assets of the fund and Equity Income Trust, a series of John HancockVariable Insurance Trust. The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
Prior to October 1, 2018, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $100 million of aggregate net assets; b) 0.800% of the aggregate net assets between $100 million and $200 million; c) 0.775% of the aggregate net assets between $200 million and $500 million; d) 0.750% of the aggregate net assets between $500 million and $1 billion; e) 0.750% of the aggregate net assets between $1 billion and $1.5 billion; f) 0.725% of aggregate net assets excess over $1.5 billion. When the aggregate net assets exceeded $200 million on any day, the annual rate of management fee for that day was 0.800% on the first $200 million of aggregate net assets. When aggregate net assets exceeded $500 million on any day, the annual rate of management fee for that day was 0.775% on the first $500 million of aggregate net assets and 0.750% on the amount above $500 million. When aggregate net assets exceeded $1 billion on any day, the annual rate of management fee for that day was 0.750% on the first $1 billion of aggregate net assets. When aggregate net assets exceeded $1.5 billion on any day, the annual rate of manangement fee for that day was 0.725% on the first $1.5 billion of aggregate net assets.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
30	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of each class as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable to the class. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund.This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$13,806
Class C	809
Class 1	62,885
Class	Expense reduction
Class NAV	$399,085
Total	$476,585

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.67% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	31

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $151,670 for the year ended August 31, 2019. Of this amount, $26,133 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $125,510 was paid as sales commissions to broker-dealers and $27 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $1,343 and $172 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$137,218	$52,186
Class C	26,828	3,059
Class 1	104,076	—
Total	$268,122	$55,245
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$7,765,654	5	2.235%	$2,410
32	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	995,444	$17,988,634	570,419	$11,822,507
Distributions reinvested	288,610	4,727,196	156,407	3,201,973
Repurchased	(557,710)	(10,146,117)	(477,941)	(9,918,073)
Net increase	726,344	$12,569,713	248,885	$5,106,407
Class C shares
Sold	70,676	$1,286,919	19,479	$404,536
Distributions reinvested	17,131	279,512	11,213	230,432
Repurchased	(71,343)	(1,303,611)	(49,270)	(1,020,174)
Net increase (decrease)	16,464	$262,820	(18,578)	$(385,206)
Class 1 shares
Sold	254,975	$4,695,379	178,395	$3,711,713
Distributions reinvested	1,457,283	23,950,239	1,074,392	22,002,780
Repurchased	(2,166,593)	(40,425,568)	(2,686,238)	(55,763,960)
Net decrease	(454,335)	$(11,779,950)	(1,433,451)	$(30,049,467)
Class NAV shares
Sold	17,559,676	$320,289,388	1,100,209	$22,798,721
Distributions reinvested	8,660,727	142,398,287	5,866,708	120,001,039
Repurchased	(8,615,631)	(165,438,188)	(11,007,868)	(229,850,101)
Net increase (decrease)	17,604,772	$297,249,487	(4,040,951)	$(87,050,341)
Total net increase (decrease)	17,893,245	$298,302,070	(5,244,095)	$(112,378,607)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $545,853,125 and $393,288,468, respectively, for the year ended August 31, 2019.
Note 8—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	33

Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 85.7% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Fund	31.2%
John Hancock Funds II Multimanager Lifestyle Balanced Fund	23.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Fund	13.2%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	3,101,959	22,855,060	(25,140,428)	816,591	—	—	$(1,163)	$(1,475)	$8,171,462

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Other Matters
The Trust and several of its funds, including the Equity Income Fund (the “fund”), have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v.FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amount at issue for the Equity Income Fund is approximately $12 million. In addition, a group of Tribune creditors filed fifty three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
34	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT

As of August 1, 2019, all claims in the FitzSimons Action had been dismissed by the District Court. However, on July 15, 2019, the plaintiff in the FitzSimons case filed a notice of appeal with the Second Circuit appealing, among other things, the dismissal of his intentional fraudulent transfer claim against the shareholder defendants; and the District Court's denial of his motion for leave to amend the complaint to add a constructive fraudulent transfer claim against certain shareholder defendants.
The separate individual creditor actions remain at the Second Circuit pending a resolution of the state law plaintiffs' request to have those actions sent back to the District Court for a determination of whether the Section 546(e) of the Bankruptcy Code - the statutory safe harbor for settlement payments - continues to protect all share-holder defendants following the Supreme Court's ruling in a separate case involving Section 546(e) Merit Management.
At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the fund's net asset value.
ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Equity Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
36	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $132,740,322 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	37

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Equity Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

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Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also concluded the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

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(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one-, five- and ten-year periods and outperformed its benchmark index and peer group average for the three-year period ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and to the peer group average for the three -year period. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses, including actions taken to reduce the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to

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implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

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Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and

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procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund's subadvisory fees are below the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

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(2)	The performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

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Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       48

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

T. Rowe Price Associates, Inc.

Portfolio Manager

John D. Linehan, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers, LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       49

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942544	458A 8/19 10/19

John Hancock

Floating Rate Income Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for bond markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding trade with China and the broader health of the global economy leading to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to a periodically inverted U.S. Treasury yield curve. The 10-year U.S. Treasury finished the period at 1.50%—a level we haven't seen since late 2016. In July and September (just after the end of the reporting period), the U.S. Federal Reserve stepped in with a pair of reductions in short-term interest rates in an attempt to offer a measure of stimulus to jittery markets, and investors greeted the news favorably.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, the outlook for the global economy is less certain. There are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us. On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
32	Financial statements
36	Financial highlights
43	Notes to financial statements
55	Report of independent registered public accounting firm
56	Tax information
57	Continuation of investment advisory and subadvisory agreements
64	Trustees and Officers
68	More information

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

Class A shares (without sales charge)
S&P/LSTA Leveraged Loan Index
Morningstar bank loan fund category average
2.96
3.31
2.46
3.82
4.66
3.83
2.32
3.76
2.96
4.41
5.50
4.90
1 year
3 year
5 year
10 year

The S&P/LSTA Leveraged Loan Index tracks returns in the leveraged loan market and captures a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Bank loans posted positive returns

The U.S. bank loan market recovered from weakness in late 2018 as economic growth provided a tailwind, although falling rates during the period affected sentiment for loans.

High-yield corporate bonds outperformed bank loans

High-yield bonds outperformed bank loans in part due to lower rates during the period.

Exposure to the metal and mining industry detracted from the fund's performance

The fund underperformed its benchmark, the S&P/LSTA Leveraged Loan Index, as single-B loans, metals and mining, and restructured equity detracted the most from relative returns.

PORTFOLIO COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       3

SECTOR COMPOSITION AS OF 8/31/19 (%)

QUALITY COMPOSITION AS OF 8/31/19 (%)

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       4

Manager's discussion of fund performance

Can you discuss the performance of the bank loan market during the 12 months ended August 31, 2019?

Bank loans delivered positive performance for the reporting period, steadily recovering after prices fell in late 2018 as interest rates rose and riskier assets were negatively affected by the trade war between the United States and China. The fund's benchmark, the S&P/LSTA Leveraged Loan Index, returned 3.31% for the reporting period. By comparison, the Bloomberg Barclays U.S. Aggregate Bond Index (a broad bond market measure) returned 10.17%, while the S&P 500 Index (a broad stock market measure) returned 2.92%.

What contributed to the fund's underperformance of the benchmark during the reporting period?

Underperformance within single-B loans and restructured equity detracted most from relative performance. Within industries, metals and mining detracted the most from relative performance primarily due to price volatility in Murray Energy Corp., a U.S. producer of thermal coal. We'd also note that we were selected as the new subadvisor to the fund at the end of the previous 12-month reporting period, on August 29, 2018. We spent the first several weeks carefully analyzing the existing portfolio and transitioning to our approach.

What positioning decisions aided fund performance compared with the benchmark?

The communication services and healthcare sectors were the biggest contributors to the fund's performance during the period. In terms of credit quality, an underweight

COUNTRY COMPOSITION AS OF 8/31/19 (%)

United States	85.3
Luxembourg	3.2
France	3.0
Canada	2.4
Netherlands	1.1
Other countries	5.0
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       5

position in loans rated CCC and below aided relative performance, and off-benchmark positions in B-rated and BB-rated corporate bonds contributed to relative performance as well.

Based on your outlook for the bank loan market, how was the fund positioned at the end of the period?

Although the macro backdrop is less certain today, in our view, credit market fundamentals are largely intact. We believe periods of volatility, such as we witnessed in the fourth quarter of 2018, and to a lesser extent in May and August 2019, will continue in the medium term; therefore, we plan to maintain our slightly defensive positioning in the fund, leaning toward name diversity and more liquid credits. However, as we've observed price dispersion return to the credit markets, we seek opportunities to optimize the fund's exposures through portfolio rotations and asset swaps in an effort to build upside convexity and total return potential into the portfolio. Finally, we're also closely monitoring the growth in covenant-lite issuance—which are loans that have fewer restrictions on the borrower and fewer protections for the lender—in the loan market and its potential impact on defaults and recoveries.

Can you tell us about a recent manager change?

Effective March 31, 2019, Jonathan DeSimone left the team. He was replaced, effective April 1, 2019, by Nate Whittier.

MANAGED BY

Kim Harris On the fund since 2018 Investing since 1992
Nate Whittier On the fund since 2019 Investing since 2008
Andrew Carlino On the fund since 2018 Investing since 2000

The views expressed in this report are exclusively those of the portfolio management team BCSF Advisors, LP (Bain Capital Credit), and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30- day yield (%) subsidized	SEC 30- day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 8-31-19	as of 8-31-19
Class A	0.38	1.80	4.14	9.32	50.08	4.81	4.65
Class B	-2.72	1.27	3.65	6.51	43.14	4.17	4.01
Class C	1.22	1.59	3.68	8.23	43.50	4.17	4.01
Class I2	3.19	2.60	4.76	13.72	59.22	5.16	5.02
Class R6[2,3]	3.44	2.74	4.59	14.46	56.66	5.27	5.12
Class 1[2]	3.39	2.69	4.83	14.21	60.27	5.23	5.08
Class NAV[2]	3.32	2.75	4.89	14.50	61.24	5.27	5.13
Index 1†	3.31	3.76	5.50	20.28	70.78	—	—
Index 2†	3.27	4.08	5.62	22.11	72.81	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.13	1.88	1.88	0.89	0.79	0.83	0.78
Net (%)	1.02	1.77	1.77	0.79	0.68	0.72	0.68

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P/LSTA Leveraged Loan Index; Index 2 is the S&P/LSTA Performing Loan Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B4	8-31-09	14,314	14,314	17,078	17,281
Class C4	8-31-09	14,350	14,350	17,078	17,281
Class I2	8-31-09	15,922	15,922	17,078	17,281
Class R6[2,3]	8-31-09	15,666	15,666	17,078	17,281
Class 1[2]	8-31-09	16,027	16,027	17,078	17,281
Class NAV[2]	8-31-09	16,124	16,124	17,078	17,281

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Leveraged Loan Index tracks returns in the leveraged loan market and captures a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers.

S&P/LSTA Performing Loan Index tracks returns of the non-investment grade and non-rated loans, excluding defaulted issue.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 9-1-11. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,019.70	$5.14	1.01%
	Hypothetical example	1,000.00	1,020.10	5.14	1.01%
Class B	Actual expenses/actual returns	1,000.00	1,015.90	8.94	1.76%
	Hypothetical example	1,000.00	1,016.30	8.94	1.76%
Class C	Actual expenses/actual returns	1,000.00	1,015.90	8.94	1.76%
	Hypothetical example	1,000.00	1,016.30	8.94	1.76%
Class I	Actual expenses/actual returns	1,000.00	1,020.90	3.97	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Class R6	Actual expenses/actual returns	1,000.00	1,022.70	3.42	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%
Class 1	Actual expenses/actual returns	1,000.00	1,022.50	3.62	0.71%
	Hypothetical example	1,000.00	1,021.60	3.62	0.71%
Class NAV	Actual expenses/actual returns	1,000.00	1,022.70	3.42	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
10	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT

Fund’s investments
AS OF 8-31-19
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 87.5%					$810,694,542
(Cost $840,346,478)
Communication services 14.4%					133,055,427
Diversified telecommunication services 5.1%
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	4.862	07-31-25		2,466,040	2,377,090
Altice France SA, USD Term Loan B12 (1 month LIBOR + 3.688%)	5.885	01-31-26		2,007,045	1,969,413
Crown Subsea Communications Holding, Inc., Term Loan B (1 month LIBOR + 6.000%)	8.230	11-02-25		2,241,323	2,238,522
Cyxtera DC Holdings, Inc., Term Loan B (1 month LIBOR + 3.000%)	5.210	05-01-24		3,456,811	3,233,847
Frontier Communications Corp., 2017 Term Loan B1 (1 month LIBOR + 3.750%)	5.870	06-15-24		7,750,013	7,655,308
Intelsat Jackson Holdings SA, 2017 Term Loan B5	6.625	01-02-24		3,000,000	3,027,510
Level 3 Parent LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.362	02-22-24		8,520,000	8,523,578
Masmovil Holdphone SA, EUR Term Loan B1 (B)	TBD	05-07-26	EUR	3,805,007	4,199,832
Masmovil Holdphone SA, EUR Term Loan B2 (B)	TBD	05-07-26	EUR	608,801	671,973
Radiate Holdco LLC, 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.112	02-01-24		3,844,070	3,805,629
Telesat Canada, Term Loan B4 (3 month LIBOR + 2.500%)	4.830	11-17-23		2,365,564	2,361,968
Windstream Services LLC, DIP Term Loan (1 month LIBOR + 2.500%)	4.620	02-26-21		1,974,668	1,979,605
Windstream Services LLC, Repriced Term Loan B6 (Prime rate + 5.000%) (C)	10.250	03-29-21		5,113,134	5,185,740
Entertainment 1.4%
Technicolor SA, 2017 USD Term Loan B (3 month LIBOR + 2.750%)	4.874	12-06-23		4,665,309	4,157,957
Technicolor SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	12-06-23	EUR	641,862	633,716
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.870	05-18-25		8,572,436	8,315,263
Interactive media and services 1.7%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (B)	TBD	08-16-26		6,181,041	6,103,778
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.862	09-13-24		8,638,610	8,559,394
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan (2 and 3 month LIBOR + 3.000%)	5.287	11-03-23		1,398,183	$1,293,753
Media 5.0%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.580	07-23-21		5,484,656	5,111,041
Altice Financing SA, 2017 USD Term Loan B (1 month LIBOR + 2.750%)	4.945	07-15-25		1,293,384	1,252,423
Altice Financing SA, USD 2017 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.947	01-31-26		2,270,174	2,189,583
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.500%)	5.612	08-15-25		2,494,161	2,488,973
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.445	07-17-25		3,085,064	3,068,343
CSC Holdings LLC, 2018 Term Loan B (B)	TBD	01-25-26		340,829	340,260
CSC Holdings LLC, 2019 Term Loan B (1 month LIBOR + 3.000%)	5.195	04-15-27		3,279,292	3,289,130
iHeartCommunications, Inc., Exit Term Loan (1 month LIBOR + 4.000%)	6.230	05-01-26		2,828,437	2,834,801
Research Now Group, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 5.500%)	7.753	12-20-24		3,490,568	3,485,332
Sinclair Television Group, Inc. Term Loan B2B (3 month LIBOR + 2.500%)	4.700	07-17-26		1,002,700	1,001,447
Sinclair Television Group, Inc., 2019 Term Loan B 700MM (B)	TBD	07-17-26		1,169,817	1,168,354
Tele Columbus AG, 2018 EUR Term Loan A2 (6 month EURIBOR + 3.000%)	3.000	10-15-24	EUR	2,971,534	3,071,969
Telenet Financing USD LLC, USD Term Loan AN (1 month LIBOR + 2.250%)	4.445	08-15-26		2,223,996	2,216,768
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	4.695	01-15-26		4,900,000	4,896,227
WeddingWire, Inc., 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.612	12-19-25		2,056,190	2,045,909
Ziggo Secured Finance Partnership, USD Term Loan E (1 month LIBOR + 2.500%)	4.695	04-15-25		7,361,513	7,307,037
12	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 1.2%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.120	04-11-25		4,181,256	$4,154,705
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.625	02-02-24		4,669,815	4,636,239
Sprint Communications, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.125	02-02-24		2,209,218	2,203,010
Consumer discretionary 12.1%					111,738,303
Auto components 0.3%
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%)	5.612	04-30-26		2,625,803	2,586,416
Automobiles 1.0%
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 8.250%)	10.588	04-10-26		4,023,691	3,802,388
Thor Industries, Inc., EUR Term Loan B (1 month EURIBOR + 4.000%)	4.000	02-01-26	EUR	2,381,158	2,529,786
Thor Industries, Inc., USD Term Loan B (1 month LIBOR + 3.750%)	6.000	02-01-26		1,191,613	1,155,865
Wheel Pros, Inc., 1st Lien Term Loan (1 month LIBOR + 4.750%)	6.862	04-04-25		2,101,040	2,080,030
Distributors 0.4%
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (1 month LIBOR + 3.750%)	5.862	08-16-23		3,706,112	3,696,847
Diversified consumer services 3.0%
Legalzoom.com, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.612	11-21-24		2,750,034	2,754,626
Midas Intermediate Holdco II LLC, Incremental Term Loan B (3 month LIBOR + 2.750%)	5.080	08-18-21		4,037,400	3,891,044
Obol France 3 SAS, EUR Term Loan B2 (B)	TBD	04-11-23	EUR	2,999,049	3,080,473
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.362	05-23-25		5,940,484	5,757,814
Sunshine Luxembourg VII Sarl, Term Loan (B)	TBD	07-16-26		1,860,027	1,858,632
Swordfish Merger Sub LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.210	02-01-25		3,367,131	3,224,028
Verisure Holding AB, EUR Term Loan B1E (3 month EURIBOR + 3.000%)	3.000	10-20-22	EUR	5,520,000	6,051,587
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Whatabrands LLC, Term Loan B (3 month LIBOR + 3.250%)	5.516	08-02-26		1,597,777	$1,603,273
Hotels, restaurants and leisure 3.8%
Aimbridge Acquisition Company, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.994	02-02-26		1,816,745	1,821,287
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	4.028	10-19-24		3,576,658	3,576,658
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	4.862	12-22-24		4,304,471	4,237,450
Carrols Restaurant Group, Inc., Term Loan B (1 month LIBOR + 3.250%)	5.400	04-30-26		916,261	885,337
Casper Bidco SASU, 2019 EUR Term Loan B (B)	TBD	07-31-26	EUR	616,210	683,029
Casper Bidco SASU, EUR Term Loan B1B (B)	TBD	07-31-26	EUR	285,561	316,526
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.362	04-18-24		2,519,089	2,517,124
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%)	5.420	07-17-26		1,985,210	1,985,210
Equinox Holdings, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.112	03-08-24		793,832	788,673
HNVR Holdco, Ltd., EUR 2017 Term Loan B2 (3 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	1,164,659	1,282,156
HNVR Holdco, Ltd., EUR Term Loan B (3 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	440,675	485,235
HNVR Holdco, Ltd., Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-25	EUR	2,352,406	2,589,935
Hornblower Sub LLC, 2018 Term Loan B (3 month LIBOR + 4.500%)	6.830	04-27-25		1,180,688	1,180,688
IRB Holding Corp., 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.550	02-05-25		5,354,895	5,313,073
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.362	02-16-24		4,232,411	4,224,116
QCE LLC, PIK, Exit Term Loan (C)	0.000	07-01-19		7,719,850	385,992
Scientific Games International, Inc., 2018 Term Loan B5 (1 and 2 month LIBOR + 2.750%)	4.889	08-14-24		3,215,315	3,174,224
Household durables 0.3%
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250%)	5.250	10-31-23	EUR	1,819,370	1,692,142
Keter Group BV, EUR Term Loan B3A (3 month EURIBOR + 4.250%)	5.250	10-31-23	EUR	875,226	814,022
14	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.3%
Trade Me Group, Ltd., Term Loan (2 month LIBOR + 4.250%)	6.503	05-01-26		2,361,991	$2,360,999
Leisure products 1.1%
Abe Investment Holdings, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.625	02-19-26		3,333,970	3,313,133
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (1 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	1,166,065	1,276,758
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.612	08-05-24		2,969,773	2,847,270
Mascot Bidco Oy, EUR Term Loan B (3 month EURIBOR + 4.500%)	4.500	03-30-26	EUR	2,071,407	2,282,271
Specialty retail 1.7%
Ascena Retail Group, Inc., 2015 Term Loan B (1 month LIBOR + 4.500%)	6.625	08-21-22		4,636,532	2,645,142
Douglas GmbH, 2017 EUR Term Loan B1 (B)	TBD	08-12-22	EUR	336,755	332,115
Douglas GmbH, 2017 EUR Term Loan B2 (B)	TBD	08-12-22	EUR	94,488	93,186
Douglas GmbH, 2017 EUR Term Loan B3 (B)	TBD	08-12-22	EUR	301,312	297,160
Douglas GmbH, 2017 EUR Term Loan B4 (B)	TBD	08-12-22	EUR	198,633	195,896
Douglas GmbH, 2017 EUR Term Loan B5 (B)	TBD	08-12-22	EUR	36,283	35,783
Douglas GmbH, 2017 EUR Term Loan B6 (B)	TBD	08-12-22	EUR	147,517	145,485
Douglas GmbH, 2017 EUR Term Loan B7 (B)	TBD	08-12-22	EUR	107,490	106,009
Douglas GmbH, 2017 EUR Term Loan B8 (B)	TBD	08-12-22	EUR	846,330	817,377
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.145	08-04-24		2,518,047	2,502,310
Harbor Freight Tools USA, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.612	08-18-23		4,264,620	4,098,044
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.362	03-20-25		4,257,401	4,169,614
Mavis Tire Express Services Corp., 2018 Delayed Draw Term Loan (1 month LIBOR + 3.250%)	3.533	03-20-25		133,902	131,141
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.2%
Calceus Acquisition, Inc., Term Loan B (1 month LIBOR + 5.500%)	7.612	02-12-25		2,066,789	$2,062,924
Consumer staples 2.8%					26,137,570
Food and staples retailing 1.4%
Albertson's LLC, 2019 Term Loan B7 (1 month LIBOR + 2.750%)	4.862	11-17-25		3,028,516	3,037,995
Albertson's LLC, 2019 Term Loan B8 (1 month LIBOR + 2.750%)	4.862	08-17-26		2,193,511	2,201,737
Best Food of Nature Holdco III SAS, EUR Term Loan B (B)	TBD	08-01-26	EUR	661,991	729,016
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	5.800	05-23-25		4,831,200	4,688,003
Sage Borrowco LLC, Term Loan B (3 month LIBOR + 4.750%)	7.127	06-22-26		2,329,294	2,332,206
Food products 0.3%
Upfield BV, 2018 EUR Term Loan B1 (3 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	2,526,025	2,760,625
Household products 0.9%
KIK Custom Products, Inc., 2015 Term Loan B (3 month LIBOR + 4.000%)	6.256	05-15-23		5,750,945	5,446,605
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	4.862	02-05-23		3,168,839	3,165,448
Personal products 0.2%
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%)	4.463	04-07-25		1,837,967	1,775,935
Energy 2.8%					26,270,313
Energy equipment and services 0.5%
Keane Group Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.875	05-25-25		1,386,000	1,353,083
Traverse Midstream Partners LLC, 2017 Term Loan (2 month LIBOR + 4.000%)	6.260	09-27-24		3,529,789	3,323,896
Oil, gas and consumable fuels 2.3%
BCP Renaissance Parent LLC, 2017 Term Loan B (3 month LIBOR + 3.500%)	5.756	10-31-24		2,487,388	2,372,346
BCP Renaissance Parent LLC, Term Loan B2 (3 month LIBOR + 3.500%)	5.753	10-31-24		525,182	515,991
Delek US Holdings, Inc., 2018 Term Loan B (3 month LIBOR + 2.250%)	4.580	03-31-25		3,028,813	3,011,155
16	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	5.819	12-19-21		4,216,215	$4,224,985
Granite Acquisition, Inc., Term Loan C (3 month LIBOR + 3.500%)	5.830	12-19-21		601,940	603,192
Grizzly Finco, 2018 Term Loan B (3 month LIBOR + 3.250%)	5.569	10-01-25		2,322,594	2,284,852
Lower Cadence Holdings LLC, Term Loan B (1 month LIBOR + 4.000%)	6.145	05-22-26		1,945,731	1,893,449
Murray Energy Corp., 2018 Term Loan B2 (1 month LIBOR + 7.250%)	9.362	10-17-22		7,997,710	3,856,016
Quicksilver Resources, Inc., New 2nd Lien Term Loan (C)(D)	0.000	06-21-20		20,471,900	20,472
Ultra Resources, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750% Cash or 0.250% PIK)	5.895	04-12-24		4,191,834	2,810,876
Financials 7.1%					66,170,522
Capital markets 2.2%
AqGen Ascensus, Inc., 2017 Repriced Term Loan (6 month LIBOR + 4.000%)	6.200	12-03-22		5,436,741	5,441,851
ION Trading Finance, Ltd., USD Incremental Term Loan B (3 month LIBOR + 4.000%)	6.651	11-21-24		3,927,735	3,767,366
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.112	08-25-22		4,630,873	4,599,985
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%)	5.362	12-31-25		3,375,498	3,270,014
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (3 month LIBOR + 5.000%)	7.187	11-28-21		3,560,303	3,514,696
Diversified financial services 1.8%
AG Merger Sub II, Inc., 2019 Term Loan (1 month LIBOR + 5.000%)	7.112	07-31-26		2,535,183	2,497,155
Citadel Securities LP, Term Loan B (1 month LIBOR + 3.500%)	5.612	02-27-26		4,647,076	4,647,076
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.250%)	4.362	02-28-25		3,323,657	3,297,001
Financiere Mendel SASU, 2019 EUR Term Loan B (3 month EURIBOR + 4.750%)	4.750	03-31-26	EUR	3,632,195	4,018,908
Marnix SAS, 2019 EUR Term Loan (B)	TBD	08-01-26	EUR	2,576,303	2,835,732
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 2.7%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.145	05-09-25	8,369,959	$8,124,803
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	5.112	08-04-22	7,597,661	7,599,029
Genworth Holdings, Inc., Term Loan (2 month LIBOR + 4.500%)	6.670	03-07-23	1,502,750	1,512,142
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	5.267	04-25-25	7,698,005	7,537,347
Mortgage real estate investment trusts 0.4%
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	4.945	05-15-26	1,407,139	1,400,103
Claros Mortgage Trust, Inc. Term Loan B (3 month LIBOR + 3.250%)	5.461	08-10-26	2,109,952	2,107,314
Health care 10.8%				99,643,979
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan (1 week LIBOR + 2.250%)	4.385	01-31-25	1,452,408	1,453,222
Health care equipment and supplies 1.4%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1 month LIBOR + 3.750%)	5.874	02-27-26	3,787,500	3,738,566
Solenis International LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 4.000%)	6.112	06-26-25	6,711,509	6,498,956
Solenis International LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	10.624	06-26-26	2,100,000	2,061,276
Tecomet, Inc., 2017 Repriced Term Loan (1 month LIBOR + 3.250%)	5.445	05-01-24	884,097	875,814
Health care providers and services 4.7%
Concentra, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 2.750%)	5.210	06-01-22	6,737,114	6,734,284
DaVita, Inc., 2019 Term Loan B (3 month LIBOR + 2.250%)	4.431	08-07-26	2,382,126	2,384,651
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.862	06-06-25	3,017,818	2,944,274
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	6.003	08-03-26	1,429,332	1,426,660
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.862	10-10-25	3,586,356	2,767,986
18	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
MED ParentCo LP, 1 Lien Delayed Draw Term Loan (B)	TBD	07-31-26		654,626	$646,986
MED ParentCo LP, 1st Lien Term Loan (B)	TBD	07-31-26		2,621,605	2,591,011
National Mentor Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	6.370	03-09-26		1,654,458	1,647,229
National Mentor Holdings, Inc., 2019 Term Loan C (1 month LIBOR + 4.250%)	6.370	03-09-26		103,019	102,569
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%)	4.862	02-02-25		3,341,112	3,337,002
NVA Holdings, Inc., Term Loan B4 (1 month LIBOR + 3.500%)	5.612	02-02-25		945,202	942,839
Option Care Health, Inc., Term loan B (1 month LIBOR + 4.500%)	6.612	05-21-26		1,887,377	1,879,507
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.862	02-14-25		3,914,925	3,777,903
PetVet Care Centers LLC, 2018 Delayed Draw Term Loan (1 month LIBOR + 2.750%)	3.940	02-14-25		881,903	851,036
Synlab Bondco PLC, 2019 EUR Incremental Term Loan B (3 month EURIBOR + 3.750%)	3.750	06-20-26	EUR	1,448,646	1,594,379
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.862	02-06-24		2,010,336	1,613,798
U.S. Anesthesia Partners, Inc., 2017 Term Loan (1 month LIBOR + 3.000%)	5.112	06-23-24		4,596,335	4,398,693
Versant Health HoldCompany, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%)	5.112	12-02-24		3,577,663	3,477,059
Health care technology 1.8%
Bioclinica-Synowledge Holdings Corp., 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.438	10-20-23		5,439,163	5,221,597
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.580	06-28-24		2,969,697	2,917,727
Netsmart Technologies, Inc., Term Loan D1 (1 month LIBOR + 3.750%)	5.862	04-19-23		5,061,954	5,000,805
VVC Holding Corp., 2019 Term Loan B (1 and 3 month LIBOR + 4.500%)	6.681	02-11-26		3,155,253	3,137,520
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services 1.8%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.612	08-18-22	8,382,707	$8,329,142
Packaging Coordinators Midco, Inc., 1st Lien Term Loan (3 month LIBOR + 4.000%)	6.330	06-30-23	3,780,513	3,764,748
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	4.862	09-27-24	5,394,362	5,062,015
Pharmaceuticals 0.9%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.201	06-02-25	6,920,410	6,928,230
Curium Bidco Sarl, USD Term Loan B (1 and 3 month LIBOR + 4.000%)	6.219	07-09-26	1,536,495	1,536,495
Industrials 13.2%				122,090,646
Aerospace and defense 1.8%
Ducommun, Inc., Term Loan B (3 month LIBOR + 4.000%)	6.236	11-21-25	2,390,025	2,381,062
Jazz Acquisition, Inc., 2019 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.580	06-19-26	2,080,884	2,066,151
Nordam Group, Inc., Term Loan B (1 and 6 month LIBOR + 5.500%)	7.865	04-09-26	2,821,116	2,814,063
TransDigm, Inc., 2018 Term Loan E (3 month LIBOR + 2.500%)	4.830	05-30-25	2,508,905	2,481,658
TransDigm, Inc., 2018 Term Loan F (3 month LIBOR + 2.500%)	4.830	06-09-23	3,903,591	3,872,870
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	6.010	04-30-25	3,339,939	3,333,693
Air freight and logistics 0.3%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.112	02-24-25	2,143,228	2,144,706
Airlines 0.3%
American Airlines, Inc., 2017 Incremental Term Loan (1 month LIBOR + 2.000%)	4.195	12-14-23	2,949,495	2,936,222
Building products 2.0%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	5.951	04-12-25	2,303,709	2,233,883
Specialty Building Products Holdings LLC, 2018 Term Loan B (1 month LIBOR + 5.750%)	7.862	10-01-25	2,207,880	2,206,048
20	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products (continued)
Tamko Building Products, Inc., Term Loan B (3 month LIBOR + 3.250%)	5.546	06-01-26		1,779,651	$1,779,651
The Azek Company LLC, 2017 Term Loan (6 month LIBOR + 3.750%)	5.933	05-05-24		7,193,785	7,112,855
Wilsonart LLC, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.580	12-19-23		4,929,357	4,796,905
Commercial services and supplies 3.3%
AVSC Holding Corp., 2018 1st Lien Term Loan (1 week, 1 month and 3 month LIBOR + 3.250%)	5.438	03-01-25		1,422,845	1,377,784
Camelot Finance LP, 2017 Repriced Term Loan (1 month LIBOR + 3.250%)	5.362	10-03-23		4,176,726	4,187,167
IAA, Inc., Term Loan B (3 month LIBOR + 2.250%)	4.625	06-28-26		1,733,319	1,739,819
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	4.211	10-04-23		2,616,639	2,602,457
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.862	05-02-22		2,826,605	2,822,789
Sector Alarm Holding AS, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	05-24-26	EUR	610,230	674,529
Sterling Midco Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.612	06-19-24		3,450,099	3,366,711
Tempo Acquisition LLC, Term Loan (1 month LIBOR + 3.000%)	5.112	05-01-24		6,404,866	6,399,550
TRC Companies, Inc., Term Loan (1 month LIBOR + 3.500%)	5.612	06-21-24		2,849,126	2,827,757
Wand NewCompany 3, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.713	02-05-26		2,648,363	2,654,984
Webhelp SAS, 2017 EUR Term Loan B (6 month EURIBOR + 3.500%)	3.500	03-16-23	EUR	2,000,000	2,201,528
Construction and engineering 0.4%
Kestrel Bidco, Inc., Term Loan B (B)	TBD	08-06-26		2,345,690	2,350,827
Sabre Industries, Inc., 2019 Term Loan B (1 month LIBOR + 4.500%)	6.682	04-15-26		1,208,286	1,209,047
Electrical equipment 0.8%
Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.612	08-01-25		7,048,412	7,050,950
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery 1.4%
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.750%)	4.994	10-31-25		1,952,970	$1,899,263
CIRCOR International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.701	12-11-24		1,779,232	1,768,859
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	6.920	06-26-26		1,256,053	1,234,072
Gardner Denver, Inc., 2017 EUR Term Loan B (1 month EURIBOR + 3.000%)	3.000	07-30-24	EUR	750,031	826,902
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	4.862	07-30-24		1,145,987	1,148,497
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	4.932	03-07-25		2,467,494	2,369,830
Sundyne US Purchaser, Inc., Term Loan (1 month LIBOR + 4.000%)	6.112	05-15-26		2,147,647	2,104,694
Titan Acquisition Ltd. 2018 Term Loan B (1 month LIBOR + 3.000%)	5.112	03-28-25		1,975,192	1,891,799
Marine 0.3%
Silk Bidco AS, EUR Term Loan B (6 month EURIBOR + 3.750%)	3.750	02-07-25	EUR	2,516,393	2,753,555
Road and rail 0.4%
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	6.195	04-04-25		3,960,000	3,960,000
Trading companies and distributors 0.9%
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	12-12-25	EUR	3,166,937	3,371,852
ASP Unifrax Holdings, Inc., Term Loan B (1 month LIBOR + 3.750%)	6.080	12-12-25		1,630,902	1,569,743
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	4.862	06-01-25		2,569,449	2,516,467
Univar, Inc., 2019 EUR Term Loan B (3 month EURIBOR + 2.750%)	2.750	07-01-24	EUR	777,469	857,681
Transportation infrastructure 1.3%
Atlantic Aviation FBO, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	5.870	12-06-25		3,650,457	3,668,709
Dynasty Acquisition Company, Inc. 2019 Term Loan B1 (3 month LIBOR + 4.000%)	6.330	04-06-26		2,057,625	2,055,793
22	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Transportation infrastructure (continued)
Dynasty Acquisition Company, Inc. 2019 Term Loan B2 (3 month LIBOR + 4.000%)	6.330	04-06-26		1,106,250	$1,105,265
Savage Enterprises LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 4.000%)	6.210	08-01-25		3,392,726	3,411,827
Swissport Financing Sarl, 2019 EUR Term Loan (B)	TBD	08-08-24	EUR	1,786,026	1,950,172
Information technology 16.0%					148,584,491
Communications equipment 0.4%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	5.362	04-06-26		2,304,477	2,291,042
Datto, Inc., 2019 Term Loan B (3 month LIBOR + 4.250%)	6.580	04-02-26		1,299,410	1,302,659
Electronic equipment, instruments and components 2.0%
C&D Technologies, Inc., Term Loan B (1 month LIBOR + 5.750%)	7.862	12-20-25		2,390,000	2,264,525
Dell International LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.120	09-07-23		7,791,225	7,806,573
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	07-04-25	EUR	2,000,000	2,173,371
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	5.830	12-02-24		1,851,262	1,835,063
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	5.830	12-02-24		2,911,514	2,892,095
Mirion Technologies, Inc., 2019 Term Loan B (3 month LIBOR + 4.000%)	6.328	03-06-26		1,592,110	1,594,594
IT services 4.3%
Boxer Parent Company, Inc., 2018 USD Term Loan B (3 month LIBOR + 4.250%)	6.580	10-02-25		4,799,928	4,526,620
Carbonite, Inc., Term Loan B (1 month LIBOR + 3.750%)	6.006	03-26-26		1,152,108	1,147,788
DLG Acquisitions, Ltd., 2019 EUR Term Loan B (B)	TBD	05-23-26	EUR	1,520,337	1,680,668
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.862	07-12-25		2,497,082	2,424,242
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 2.000%)	4.112	02-15-24		2,144,933	2,148,151
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	23

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
GTT Communications, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.750%)	4.860	05-31-25		5,910,240	$4,736,230
KBR, Inc., Term Loan B (1 month LIBOR + 3.750%)	5.862	04-25-25		4,711,307	4,728,974
Masergy Holdings, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.580	12-15-23		1,950,000	1,915,875
Optiv Security, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.362	02-01-24		918,666	753,306
TGG TS Acquisition Company, 2018 Term Loan B (3 month LIBOR + 6.500%)	8.928	12-15-25		2,396,031	2,384,051
TNS, Inc., 2013 Term Loan B (3 month LIBOR + 4.000%)	6.260	08-14-22		3,392,516	3,338,439
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	7.541	05-29-26		6,536,768	6,004,022
WEX, Inc. Term Loan B3 (1 month LIBOR + 2.250%)	4.362	05-15-26		4,222,142	4,230,418
Semiconductors and semiconductor equipment 0.4%
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.120	05-29-25		3,468,493	3,465,233
Software 8.3%
Barracuda Networks, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.398	02-12-25		3,624,568	3,617,319
Dcert Buyer, Inc., 2019 EUR Term Loan B (B)	TBD	08-31-26	EUR	2,638,812	2,627,808
DiscoverOrg LLC, 2019 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.612	02-02-26		1,501,238	1,489,047
Epicor Software Corp., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.370	06-01-22		5,933,375	5,924,712
Greeneden US Holdings II LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	5.362	12-01-23		6,877,861	6,793,607
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%)	5.253	11-01-23		5,662,967	5,656,511
MA FinanceCo LLC, 2017 Term Loan B2 (1 month LIBOR + 2.250%)	4.362	11-19-21		1,637,347	1,622,431
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.500%)	4.612	06-21-24		495,297	480,438
Mavenir Systems, Inc., 2018 Term Loan B (3 month LIBOR + 6.000%)	8.340	05-08-25		2,344,925	2,339,062
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B (3 month LIBOR + 3.500%)	5.810	04-26-24		2,969,697	2,927,022
24	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	5.612	06-01-26		533,632	$527,965
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.506	05-16-25		2,971,542	2,891,697
RP Crown Parent LLC, 2016 Term Loan B (1 month LIBOR + 2.750%)	4.862	10-12-23		4,695,463	4,681,376
Salient CRGT, Inc., 2017 Term Loan (1 month LIBOR + 6.000%)	8.112	02-28-22		3,025,214	2,858,828
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.500%)	4.612	06-21-24		3,344,863	3,244,517
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	4.862	02-05-24		7,109,857	7,098,766
Sophia LP, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.580	09-30-22		5,324,907	5,317,132
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.362	04-16-25		916,350	917,267
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.362	04-16-25		1,356,055	1,357,411
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.250%)	4.362	04-16-25		3,562,052	3,561,553
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan (1 month LIBOR + 5.250%)	7.362	06-30-22		4,798,730	4,788,748
The Ultimate Software Group, Inc., Term Loan B (3 month LIBOR + 3.750%)	6.080	05-04-26		2,631,154	2,635,864
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	5.862	08-06-26		1,248,594	1,250,942
Weld North Education LLC, Term Loan B (3 month LIBOR + 4.250%)	6.580	02-07-25		2,337,765	2,346,531
Technology hardware, storage and peripherals 0.6%
Electronics For Imaging, Inc., Term Loan (3 month LIBOR + 5.000%)	7.291	07-23-26		3,877,280	3,615,564
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.112	05-16-24		2,386,331	2,368,434
Materials 6.6%					61,484,535
Chemicals 2.0%
Ascend Performance Materials Operations LLC, 2019 EUR Term Loan B (B)	TBD	08-15-26	EUR	7,597,702	7,588,205
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Plaskolite PPC Intermediate II LLC, 1st Lien Term Loan (1 month LIBOR + 4.250%)	6.432	12-15-25		3,587,388	$3,448,377
Starfruit US Holdco LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	5.463	10-01-25		5,043,742	4,865,092
The Chemours Company, 2018 USD Term Loan B (1 month LIBOR + 1.750%)	3.870	04-03-25		294,289	283,807
US Salt LLC, 2019 Term Loan B (1 month LIBOR + 4.750%)	6.862	01-16-26		899,068	900,191
Vectra Company, 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.362	03-08-25		1,391,013	1,335,372
Containers and packaging 3.3%
Berry Global Inc., USD Term Loan U (1 month LIBOR + 2.500%)	4.701	07-01-26		2,708,312	2,706,822
Berry Global, Inc., EUR Term Loan V (1 month EURIBOR + 2.500%)	2.500	07-01-26	EUR	681,993	751,523
Bway Holding Company, Initial Term Loan (3 month LIBOR + 3.250%)	5.590	04-03-24		6,894,685	6,695,359
Irel AcquiCo GmbH, EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	09-23-26	EUR	2,590,236	2,867,807
Klockner Pentaplast of America, Inc., EUR 2017 Term Loan B1 (3 month EURIBOR + 4.750%)	4.750	06-30-22	EUR	1,765,782	1,719,444
LABL, Inc., 2019 EUR Term Loan (1 month EURIBOR + 5.000%)	5.000	07-01-26	EUR	1,723,600	1,877,747
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.612	09-06-25		5,260,250	4,957,786
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	6.862	07-24-26		582,483	562,096
NPC International, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.697	04-19-24		3,101,266	2,220,506
Plaze, Inc., 2019 Term Loan B (3 month LIBOR + 3.500%)	5.730	08-03-26		3,664,800	3,649,518
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (1 month LIBOR + 3.250%)	5.362	10-17-24		2,507,462	2,391,492
Metals and mining 0.8%
TurboCombustor Technology, Inc., New Term Loan B (1 month LIBOR + 4.500%)	6.612	12-02-20		5,220,441	5,050,777
WireCo WorldGroup, Inc., 1st Lien Term Loan (1 month LIBOR + 5.000%)	7.112	09-30-23		2,531,608	2,506,292
26	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Paper and forest products 0.5%
Flex Acquisition Company, Inc., 1st Lien Term Loan (3 month LIBOR + 3.000%)	5.319	12-29-23		3,504,322	$3,331,839
Flex Acquisition Company, Inc., 2018 Incremental Term Loan (3 month LIBOR + 3.250%)	5.569	06-29-25		1,864,874	1,774,483
Real estate 1.7%					15,518,756
Equity real estate investment trusts 1.3%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 month LIBOR + 2.000%)	4.112	03-21-25		5,394,332	5,392,660
Uniti Group LP, 2017 Term Loan B (1 month LIBOR + 5.000%)	7.112	10-24-22		4,861,854	4,692,904
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 2.000%)	4.170	12-20-24		2,124,545	2,127,584
Real estate management and development 0.4%

Edgewater Generation LLC, Term Loan (1 month LIBOR + 3.750%)	5.862	12-13-25		3,351,694	3,305,608
Corporate bonds 7.3%					$68,006,270
(Cost $73,553,739)
Communication services 2.1%					19,249,437
Diversified telecommunication services 0.9%
Cincinnati Bell, Inc. (E)	7.000	07-15-24		1,250,000	1,140,625
Intelsat Jackson Holdings SA (E)	8.500	10-15-24		1,500,000	1,488,750
Intelsat Jackson Holdings SA (E)	9.500	09-30-22		4,625,000	5,347,656
Media 1.2%
CCO Holdings LLC (E)	5.000	02-01-28		1,000,000	1,050,000
Cumulus Media New Holdings, Inc. (E)	6.750	07-01-26		1,266,000	1,303,980
Entercom Media Corp. (E)	6.500	05-01-27		1,120,000	1,159,200
iHeartCommunications, Inc. (E)	5.250	08-15-27		548,000	576,184
iHeartCommunications, Inc.	6.375	05-01-26		1,538,000	1,661,040
MDC Partners, Inc. (E)	6.500	05-01-24		1,837,000	1,671,670
Sirius XM Radio, Inc. (E)	5.500	07-01-29		2,096,000	2,284,032
Ziggo Bond Company BV (E)	6.000	01-15-27		1,300,000	1,355,250
Wireless telecommunication services 0.0%
Sprint Communications, Inc.	11.500	11-15-21		180,000	211,050
Consumer discretionary 1.4%					13,560,202
Diversified consumer services 0.5%
GEMS MENASA Cayman, Ltd. (E)	7.125	07-31-26		1,027,000	1,046,513
La Financiere Atalian SASU	4.000	05-15-24	EUR	1,745,000	1,339,775
La Financiere Atalian SASU	5.125	05-15-25	EUR	957,000	735,727
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	27

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
La Financiere Atalian SASU	6.625	05-15-25	GBP	117,000	$99,696
Midas Intermediate Holdco II LLC (E)	7.875	10-01-22		1,250,000	1,150,000
Hotels, restaurants and leisure 0.5%
Scientific Games International, Inc. (E)	5.000	10-15-25		2,058,000	2,126,408
Scientific Games International, Inc. (E)	8.250	03-15-26		2,155,000	2,284,300
Internet and direct marketing retail 0.1%
GrubHub Holdings, Inc. (E)	5.500	07-01-27		1,478,000	1,544,510
Specialty retail 0.3%
F-Brasile SpA (E)	7.375	08-15-26		1,989,000	2,018,835
Party City Holdings, Inc. (E)(F)	6.625	08-01-26		1,275,000	1,214,438
Consumer staples 0.7%					6,523,046
Food and staples retailing 0.3%
Albertsons Companies LLC (E)	5.875	02-15-28		1,822,000	1,920,133
H-Food Holdings LLC (E)	8.500	06-01-26		1,250,000	962,500
Food products 0.2%
Sigma Holdco BV (E)	7.875	05-15-26		1,519,000	1,496,215
Household products 0.2%
Kronos Acquisition Holdings, Inc. (E)	9.000	08-15-23		1,875,000	1,654,688
Personal products 0.0%
Coty, Inc. (E)	6.500	04-15-26		518,000	489,510
Energy 0.2%					1,605,746
Oil, gas and consumable fuels 0.2%
Bruin E&P Partners LLC (E)	8.875	08-01-23		2,092,000	1,490,550
Murray Energy Corp. (9.000% Cash and 3.000% PIK) (E)	12.000	04-15-24		1,279,956	115,196
Health care 0.5%					4,477,137
Pharmaceuticals 0.5%
Bausch Health Americas, Inc. (E)	8.500	01-31-27		1,007,000	1,117,750
Bausch Health Companies, Inc. (E)	9.000	12-15-25		1,913,000	2,144,951
IQVIA, Inc. (E)	5.000	05-15-27		1,050,000	1,109,063
Par Pharmaceutical, Inc. (E)	7.500	04-01-27		113,000	105,373
Industrials 1.1%					10,268,518
Aerospace and defense 0.4%
TransDigm, Inc. (E)	6.250	03-15-26		1,000,000	1,078,730
TransDigm, Inc.	6.500	05-15-25		2,275,000	2,371,688
Air freight and logistics 0.3%
XPO Logistics, Inc. (E)	6.750	08-15-24		2,910,000	3,135,525
28	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.1%
Aptim Corp. (E)(F)	7.750	06-15-25	1,875,000	$1,300,781
Trading companies and distributors 0.3%
Beacon Roofing Supply, Inc. (E)	4.875	11-01-25	2,415,000	2,381,794
Information technology 0.2%				1,932,760
IT services 0.2%
Go Daddy Operating Company LLC (E)	5.250	12-01-27	1,832,000	1,932,760
Materials 1.1%				10,389,424
Construction materials 0.2%
Summit Materials LLC (E)	5.125	06-01-25	753,000	771,825
Summit Materials LLC (E)	6.500	03-15-27	1,069,000	1,149,175
Containers and packaging 0.9%
Ardagh Packaging Finance PLC (E)	4.125	08-15-26	1,590,000	1,607,856
Ardagh Packaging Finance PLC (E)	5.250	08-15-27	786,000	793,860
LABL Escrow Issuer LLC (E)	6.750	07-15-26	1,551,000	1,593,653
LABL Escrow Issuer LLC (E)	10.500	07-15-27	1,025,000	1,035,250
Mauser Packaging Solutions Holding Company (E)	7.250	04-15-25	937,000	894,835
Trivium Packaging Finance BV (E)	5.500	08-15-26	2,398,000	2,535,885
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (C)(E)	11.500	02-15-18	5,668,325	7,085

	Shares	Value
Common stocks 0.0%		$128,956
(Cost $11,881,123)
Energy 0.0%		128,956
Energy equipment and services 0.0%
Hercules Offshore, Inc. (D)(G)	196,736	128,956

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$881
(Cost $0)
Magellan Health, Inc. (D)(G)	9.750	05-15-20	3,400,000	881

	Yield (%)	Shares	Value
Securities lending collateral 0.3%			$2,576,293
(Cost $2,575,510)
John Hancock Collateral Trust (H)	2.1920(I)	257,454	2,576,293
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	29

	Yield (%)	Shares	Value
Short-term investments 4.8%			$45,040,460
(Cost $45,040,460)
Money market funds 4.8%			45,040,460
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.0691(I)	45,040,460	45,040,460

Total investments (Cost $973,397,310) 99.9%			$926,447,402
Other assets and liabilities, net 0.1%			629,442
Total net assets 100.0%			$927,076,844

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	All or a portion of this security is on loan as of 8-31-19.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 8-31-19.
30	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	74,531,762	EUR	65,380,000	CITI	9/20/2019	$2,586,099	—
						$2,586,099	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $976,613,078. Net unrealized depreciation aggregated to $47,579,577, of which $6,983,426 related to gross unrealized appreciation and $54,563,003 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	31

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $970,821,800) including $2,521,997 of securities loaned	$923,871,109
Affiliated investments, at value (Cost $2,575,510)	2,576,293
Total investments, at value (Cost $973,397,310)	926,447,402
Unrealized appreciation on forward foreign currency contracts	2,586,099
Cash	730,000
Foreign currency, at value (Cost $4,328,446)	4,266,947
Interest receivable	4,785,105
Receivable for fund shares sold	297,020
Receivable for investments sold	42,333,311
Receivable from affiliates	12,649
Other assets	61,868
Total assets	981,520,401
Liabilities
Distributions payable	53,938
Payable for collateral on OTC derivatives	1,456,809
Payable for investments purchased	48,119,009
Payable for fund shares repurchased	1,999,771
Payable upon return of securities loaned	2,575,465
Payable to affiliates
Accounting and legal services fees	59,345
Transfer agent fees	25,278
Trustees' fees	516
Other liabilities and accrued expenses	153,426
Total liabilities	54,443,557
Net assets	$927,076,844
Net assets consist of
Paid-in capital	$1,292,091,936
Total distributable earnings (loss)	(365,015,092)
Net assets	$927,076,844

32	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 8-31-19  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($108,563,540 ÷ 13,104,789 shares)[1]	$8.28
Class B ($4,573,412 ÷ 551,800 shares)[1]	$8.29
Class C ($70,795,604 ÷ 8,509,804 shares)[1]	$8.32
Class I ($65,523,154 ÷ 7,915,003 shares)	$8.28
Class R6 ($3,072,926 ÷ 370,881 shares)	$8.29
Class 1 ($26,509,846 ÷ 3,203,490 shares)	$8.28
Class NAV ($648,038,362 ÷ 78,207,668 shares)	$8.29
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	33

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Interest	$62,926,587
Securities lending	97,749
Total investment income	63,024,336
Expenses
Investment management fees	7,375,298
Distribution and service fees	1,236,852
Accounting and legal services fees	195,004
Transfer agent fees	394,749
Trustees' fees	22,546
Custodian fees	141,507
State registration fees	105,983
Printing and postage	69,085
Professional fees	149,586
Other	564,321
Total expenses	10,254,931
Less expense reductions	(956,637)
Net expenses	9,298,294
Net investment income	53,726,042
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(30,528,121)
Affiliated investments	549
Forward foreign currency contracts	2,642,569
(27,885,003)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	974,908
Affiliated investments	(400)
Forward foreign currency contracts	2,586,099
3,560,607
Net realized and unrealized loss	(24,324,396)
Increase in net assets from operations	$29,401,646
34	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$53,726,042	$59,412,088
Net realized loss	(27,885,003)	(68,063,592)
Change in net unrealized appreciation (depreciation)	3,560,607	68,794,068
Increase in net assets resulting from operations	29,401,646	60,142,564
Distributions to shareholders
From net investment income and net realized gain
Class A	(5,343,492)	—
Class B	(263,936)	—
Class C	(3,399,225)	—
Class I	(6,031,201)	—
Class R6	(267,170)	—
Class 1	(1,480,774)	—
Class NAV	(36,075,340)	—
From net investment income
Class A	—	(5,237,402)
Class B	—	(404,116)
Class C	—	(3,921,773)
Class I	—	(6,697,595)
Class R6	—	(149,861)
Class 1	—	(1,346,785)
Class NAV	—	(43,890,604)
Total distributions	(52,861,138)	(61,648,136)
From fund share transactions	(330,154,576)	(396,720,155)
Total decrease	(353,614,068)	(398,225,727)
Net assets
Beginning of year	1,280,690,912	1,678,916,639
End of year[1]	$927,076,844	$1,280,690,912

[1]	Net assets - End of year includes undistributed net investment income of $46,381 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	35

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.43	$8.45	$8.48	$8.71	$9.36
Net investment income[1]	0.40	0.34	0.37	0.43	0.42
Net realized and unrealized gain (loss) on investments	(0.16)	— [2]	—	(0.24)	(0.62)
Total from investment operations	0.24	0.34	0.37	0.19	(0.20)
Less distributions
From net investment income	(0.39)	(0.36)	(0.40)	(0.42)	(0.43)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.39)	(0.36)	(0.40)	(0.42)	(0.45)
Net asset value, end of period	$8.28	$8.43	$8.45	$8.48	$8.71
Total return (%)[3,4]	2.96	4.05	4.46	2.38	(2.13)
Ratios and supplemental data
Net assets, end of period (in millions)	$109	$117	$138	$165	$267
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.13	1.17	1.16	1.14
Expenses including reductions	1.06	1.13	1.16	1.14	1.13
Net investment income	4.77	4.03	4.31	5.12	4.59
Portfolio turnover (%)	120	71	66	35	40

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
36	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.44	$8.45	$8.49	$8.71	$9.36
Net investment income[1]	0.33	0.28	0.31	0.37	0.35
Net realized and unrealized gain (loss) on investments	(0.15)	— [2]	(0.01)	(0.23)	(0.61)
Total from investment operations	0.18	0.28	0.30	0.14	(0.26)
Less distributions
From net investment income	(0.33)	(0.29)	(0.34)	(0.36)	(0.37)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.33)	(0.29)	(0.34)	(0.36)	(0.39)
Net asset value, end of period	$8.29	$8.44	$8.45	$8.49	$8.71
Total return (%)[3,4]	2.19	3.40	3.60	1.79	(2.83)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$9	$15	$18	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91	1.88	1.88	1.86	1.86
Expenses including reductions	1.81	1.88	1.87	1.84	1.85
Net investment income	3.96	3.27	3.61	4.45	3.89
Portfolio turnover (%)	120	71	66	35	40

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	37

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.47	$8.49	$8.52	$8.74	$9.40
Net investment income[1]	0.33	0.28	0.31	0.37	0.35
Net realized and unrealized gain (loss) on investments	(0.15)	(0.01)	0.01	(0.23)	(0.62)
Total from investment operations	0.18	0.27	0.32	0.14	(0.27)
Less distributions
From net investment income	(0.33)	(0.29)	(0.35)	(0.36)	(0.37)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.33)	(0.29)	(0.35)	(0.36)	(0.39)
Net asset value, end of period	$8.32	$8.47	$8.49	$8.52	$8.74
Total return (%)[2,3]	2.20	3.28	3.73	1.80	(2.89)
Ratios and supplemental data
Net assets, end of period (in millions)	$71	$102	$128	$141	$190
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91	1.88	1.88	1.86	1.84
Expenses including reductions	1.81	1.88	1.87	1.84	1.83
Net investment income	3.99	3.29	3.60	4.45	3.91
Portfolio turnover (%)	120	71	66	35	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
38	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.43	$8.45	$8.48	$8.70	$9.36
Net investment income[1]	0.41	0.36	0.39	0.45	0.44
Net realized and unrealized gain (loss) on investments	(0.15)	— [2]	0.01	(0.23)	(0.62)
Total from investment operations	0.26	0.36	0.40	0.22	(0.18)
Less distributions
From net investment income	(0.41)	(0.38)	(0.43)	(0.44)	(0.46)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.41)	(0.38)	(0.43)	(0.44)	(0.48)
Net asset value, end of period	$8.28	$8.43	$8.45	$8.48	$8.70
Total return (%)[3]	3.19	4.31	4.78	2.82	(1.94)
Ratios and supplemental data
Net assets, end of period (in millions)	$66	$152	$166	$158	$226
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.89	0.87	0.84	0.83
Expenses including reductions	0.83	0.88	0.85	0.83	0.82
Net investment income	4.94	4.29	4.57	5.45	4.90
Portfolio turnover (%)	120	71	66	35	40

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	39

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.43	$8.45	$8.48	$8.71	$9.36
Net investment income[1]	0.42	0.37	0.40	0.45	0.45
Net realized and unrealized gain (loss) on investments	(0.14)	— [2]	0.01	(0.23)	(0.61)
Total from investment operations	0.28	0.37	0.41	0.22	(0.16)
Less distributions
From net investment income	(0.42)	(0.39)	(0.44)	(0.45)	(0.47)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.42)	(0.39)	(0.44)	(0.45)	(0.49)
Net asset value, end of period	$8.29	$8.43	$8.45	$8.48	$8.71
Total return (%)[3]	3.44	4.41	4.88	2.82	(1.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$6	$— [4]	$— [4]	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.79	0.77	0.75	0.76
Expenses including reductions	0.71	0.78	0.76	0.72	0.71
Net investment income	5.06	4.45	4.66	5.38	5.04
Portfolio turnover (%)	120	71	66	35	40

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
40	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.42	$8.44	$8.47	$8.70	$9.35
Net investment income[1]	0.42	0.37	0.40	0.46	0.45
Net realized and unrealized gain (loss) on investments	(0.14)	(0.01)	—	(0.24)	(0.61)
Total from investment operations	0.28	0.36	0.40	0.22	(0.16)
Less distributions
From net investment income	(0.42)	(0.38)	(0.43)	(0.45)	(0.47)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.42)	(0.38)	(0.43)	(0.45)	(0.49)
Net asset value, end of period	$8.28	$8.42	$8.44	$8.47	$8.70
Total return (%)[2]	3.39	4.37	4.84	2.76	(1.76)
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$30	$30	$23	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.83	0.81	0.78	0.76
Expenses including reductions	0.75	0.82	0.80	0.77	0.75
Net investment income	5.07	4.36	4.63	5.54	4.99
Portfolio turnover (%)	120	71	66	35	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	41

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$8.44	$8.45	$8.48	$8.71	$9.36
Net investment income[1]	0.42	0.37	0.40	0.46	0.46
Net realized and unrealized gain (loss) on investments	(0.15)	0.01	0.01	(0.24)	(0.62)
Total from investment operations	0.27	0.38	0.41	0.22	(0.16)
Less distributions
From net investment income	(0.42)	(0.39)	(0.44)	(0.45)	(0.47)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.42)	(0.39)	(0.44)	(0.45)	(0.49)
Net asset value, end of period	$8.29	$8.44	$8.45	$8.48	$8.71
Total return (%)[2]	3.32	4.55	4.89	2.82	(1.71)
Ratios and supplemental data
Net assets, end of period (in millions)	$648	$865	$1,202	$1,518	$2,200
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.78	0.76	0.73	0.71
Expenses including reductions	0.71	0.77	0.75	0.72	0.70
Net investment income	5.08	4.41	4.71	5.55	5.04
Portfolio turnover (%)	120	71	66	35	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
42	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	43

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$810,694,542	—	$810,674,070	$20,472
Corporate bonds	68,006,270	—	68,006,270	—
Common stocks	128,956	—	—	128,956
Escrow certificates	881	—	—	881
Securities lending collateral	2,576,293	$2,576,293	—	—
Short-term investments	45,040,460	45,040,460	—	—
Total investments in securities	$926,447,402	$47,616,753	$878,680,340	$150,309
44	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Forward foreign currency contracts	$2,586,099	—	$2,586,099	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	45

lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $2,521,997 and received $2,575,465 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($250 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019, were $380,431.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
46	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $34,654,273 and a long-term capital loss carryforward of $288,129,773 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$52,861,138	$61,648,136
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $5,446,001 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible,
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	47

by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2019, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging up to $93.1million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$2,586,099	—
48	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	$2,642,569
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	$2,586,099
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next $1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	49

Effective January 1, 2019, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.66% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other Class Level Expenses. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
Effective January 1, 2019, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares exceed 1.00%, 1.75%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares” means all expenses of the fund plus class specific expenses, excluding interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$119,031
Class B	6,392
Class C	86,446
Class I	106,435
Class	Expense reduction
Class R6	$4,727
Class 1	27,714
Class NAV	605,892
Total	$956,637

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.59% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
50	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $76,510 for the year ended August 31, 2019. Of this amount, $13,300 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $63,195 was paid as sales commissions to broker-dealers and $15 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within one year of purchase are subject to a 0.50% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $6,379, $818 and $2,373 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$284,687	$129,620
Class B	68,256	7,737
Class C	869,091	98,724
Class I	—	157,967
Class R6	—	701
Class 1	14,818	—
Total	$1,236,852	$394,749
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	51

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$15,977,370	5	2.353%	$5,222
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,433,786	$70,069,747	8,884,094	$75,234,167
Distributions reinvested	612,616	5,082,431	589,263	4,985,886
Repurchased	(9,768,727)	(81,121,847)	(11,935,661)	(101,003,467)
Net decrease	(722,325)	$(5,969,669)	(2,462,304)	$(20,783,414)
Class B shares
Sold	2,664	$22,682	17,894	$151,523
Distributions reinvested	27,731	230,040	41,741	353,478
Repurchased	(539,292)	(4,482,071)	(715,058)	(6,056,226)
Net decrease	(508,897)	$(4,229,349)	(655,423)	$(5,551,225)
Class C shares
Sold	645,446	$5,383,788	1,059,188	$8,996,910
Distributions reinvested	374,998	3,122,400	421,214	3,579,077
Repurchased	(4,600,289)	(38,325,555)	(4,513,662)	(38,351,116)
Net decrease	(3,579,845)	$(29,819,367)	(3,033,260)	$(25,775,129)
Class I shares
Sold	9,105,406	$75,891,988	6,001,025	$50,744,244
Distributions reinvested	716,889	5,942,963	759,991	6,426,835
Repurchased	(19,883,942)	(164,853,257)	(8,442,657)	(71,422,643)
Net decrease	(10,061,647)	$(83,018,306)	(1,681,641)	$(14,251,564)
Class R6 shares
Sold	291,528	$2,429,462	786,293	$6,656,399
Distributions reinvested	32,220	267,134	17,703	149,739
Repurchased	(632,841)	(5,231,587)	(153,284)	(1,297,857)
Net increase (decrease)	(309,093)	$(2,534,991)	650,712	$5,508,281
52	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	811,739	$6,758,759	730,806	$6,178,536
Distributions reinvested	178,724	1,480,774	159,369	1,346,785
Repurchased	(1,386,874)	(11,512,445)	(821,486)	(6,945,639)
Net increase (decrease)	(396,411)	$(3,272,912)	68,689	$579,682
Class NAV shares
Sold	2,032,562	$16,864,516	1,908,083	$16,134,225
Distributions reinvested	4,348,380	36,075,340	5,186,738	43,890,604
Repurchased	(30,732,931)	(254,249,838)	(46,822,046)	(396,471,615)
Net decrease	(24,351,989)	$(201,309,982)	(39,727,225)	$(336,446,786)
Total net decrease	(39,930,207)	$(330,154,576)	(46,840,452)	$(396,720,155)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,279,908,547 and $1,493,725,674, respectively, for the year ended August 31, 2019.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 69.9% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.6%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	11.1%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	10.8%
ANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	53

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	3,940,471	1,991,692	(5,674,709)	257,454	—	—	$549	$(400)	$2,576,293

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Other matters
In or around May of 2015, certain John Hancock Funds, including the Floating Rate Income Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust. The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”) and argues that because certain of the collateral securing the Term Loan was released, albeit inadvertently, the Term Loan repayments made by GM are subject to recovery. The total amount at issue for the Floating Rate Income Fund is approximately $5.4 million. The John Hancock Funds have joined a group of defendants represented by the law ﬁrm Kasowitz, Benson, Torres & Friedman LLP, and, through counsel, vigorously defended the action. Additionally, the John Hancock Funds brought cross-claims against JPMorgan Chase Bank N.A. related to its actions as administrative agent of the Term Loan.
On January 31, 2019, mediation resulted in a settlement of the litigation which was then presented to the judge. Pursuant to the settlement, Simpson Thacher and its insurers will pay the Plaintiff $231 million. The Term Loan Lenders, including John Hancock Funds, will pay nothing. The Term Loan Lenders will receive the allowed claim against the General Unsecured Creditors Trust (“GUC Trust”) arising from the $231 million payment. The proceeds of the GUC Trust recovery will then be used to reimburse approximately 73% of the legal fees incurred by the ﬁrms on the Steering Committee, including those incurred by John Hancock Funds. A formal settlement has been fully-executed. The settlement has been approved by the Court. On July 2, 2019 a Stipulation and Order of Dismissal was ﬁled. Counsel will now focus on the distribution from the GUC Trust and the reimbursement of attorney’s fees.
Note 11—New accounting pronouncement
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management has performed an analysis and has determined that the ASU will not have a material impact to the fund.
54	JOHN HANCOCK Floating Rate Income Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Floating Rate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Floating Rate Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
56	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Bain Capital Credit (the Subadvisor), for John Hancock Floating Rate Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

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Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

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(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-,five- and ten-year periods ended December 31, 2018. The Board also noted that the fund outperformed the peer group average for the three-year period and underperformed the peer group average for the one-, five- and ten-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the three-year period. The Board also took into account that the fund's previous subadvisor was replaced in August 2018, and that the current subadvisor's management included a significant transition period. As a result, the Board considered that the performance comparisons provided by the independent third-party largely reflected the performance of the prior subadvisor. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also noted recent actions taken to reduce the fund's fees and expenses and that the fund's lower fees and expenses were not fully reflected in

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the comparative information provided by the independent third-party. The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or

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investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the subadvisory fees for the fund are equal to the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the

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performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       66

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       67

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

BCSF Advisors, LP ("Bain Capital Credit")

Portfolio Managers

Andrew Carlino
Kim Harris
Nate Whittier

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       68

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942547	328A 8/19 10/19

John Hancock

Fundamental Global Franchise Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for global stock markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding global trade, a slowdown in China, and the latest developments on the Brexit front leading to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates and the European Central Bank rolling out a sweeping package in September, just after the close of the reporting period.

The economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on somewhat less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Global Franchise Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
27	Report of independent registered public accounting firm
28	Tax information
29	Continuation of investment advisory and subadvisory agreements
36	Trustees and Officers
40	More information

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Stock markets worldwide were volatile

Shifts in the outlook for interest rates, uncertainty around trade conflicts, and decelerating global economic growth resulted in a bumpy ride for stock investors during the period.

The fund significantly outperformed its benchmark

Stock picks in the consumer discretionary and real estate sectors and a sizable stake in the consumer staples sector pushed the fund well ahead of its benchmark, the MSCI World Index.

Healthcare and information technology significantly detracted

Security selection in healthcare and positioning in information technology hurt the fund's result.

SECTOR COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       3

Manager's discussion of fund performance

What factors drove the global markets' results during the 12 months ended August 31, 2019?

Stock markets worldwide were volatile this past year. After climbing to a new record in September 2018, stocks sank in the fourth quarter amid escalating trade war fears and disappointing global economic growth. Many equity markets, however, rebounded early in 2019, buoyed by the U.S. Federal Reserve's (Fed's) decision to pause its interest-rate increases. Signs of progress in trade talks between the United States and China and better-than-expected U.S. economic data also aided returns. Stocks sank again in May amid renewed trade war concerns, but recovered in anticipation of more accommodative central bank monetary policies, including the Fed's decision to cut its short-term interest-rate target in late July. Uncertainty around the terms of Britain's exit from the European Union and another round of U.S. tariff increases, though, kept returns in check. Within the fund's benchmark, the MSCI World Index, the more defensive utilities, real estate, and consumer staples sectors were strong gainers, while energy stocks saw a steep slide.

How did the fund perform for the period?

The fund outperformed the return of its benchmark, benefiting from security selection in the consumer discretionary and real estate sectors and a sizable position in the consumer staples sector. Individual standouts included cell phone tower company American Tower Corp., which rallied sharply, thanks to its well-positioned tower assets, increased data consumption worldwide, and steady execution around

TOP 10 HOLDINGS AS OF 8/31/19 (%)		COUNTRY COMPOSITION AS OF 8/31/19 (%)
Heineken Holding NV	6.9	United States	59.0
eBay, Inc.	6.9	Switzerland	7.4
Anheuser-Busch InBev SA	6.1	France	7.1
Danone SA	5.3	Netherlands	6.9
Allergan PLC	4.9	Italy	6.3
American Tower Corp.	4.9	Belgium	6.1
Berkshire Hathaway, Inc., Class B	4.8	United Kingdom	6.1
Ferrari NV	4.6	Japan	1.1
Walmart, Inc.	4.2	TOTAL	100.0
Reckitt Benckiser Group PLC	4.1
TOTAL	52.7
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       4

its long-term contracts. Elsewhere, shares of online auctioneer and top holding eBay, Inc. rose as news of an activist investor's involvement fueled expectations of an accelerated timeline for potential change.

Conversely, security selection in the healthcare sector along with a positioning in information technology hindered the fund's relative performance. The biggest individual detractor was a nonindex stake in Allergan PLC, which is best known for its Botox antiwrinkle treatment. Perceived threats to the company's aesthetics business, potential opioid litigation, and a lack of progress on drugs in development overshadowed the impact of steady revenue and earnings results and a late-period buyout offer from U.S.-based drugmaker AbbVie Inc. (not in the portfolio). Also, shares of Biogen, Inc. fell sharply after the biopharmaceuticals company announced it would halt trials for aducanumab, its once-promising Alzheimer's drug.

How is the fund positioned at period end?

We remain focused on both capital appreciation and capital preservation, targeting about 25 to 30 companies with strong balance sheets, global franchises, wide competitive moats, and discounted valuations. Given the length of the U.S. economic recovery and current stock valuations, however, we've reprioritized capital preservation. Exposure to the more-defensive consumer staples and healthcare sectors and a sizable position in short-term investments, including money market assets, together represent over 50% of assets at period end.

MANAGED BY

Jonathan T. White, CFA On the fund since 2013 Investing since 1997
Emory W. (Sandy) Sanders, Jr., CFA On the fund since inception Investing since 1997

The views expressed in this report are exclusively those of Jonathan T. White, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A	-0.62	8.15	10.66	47.94	106.89
Class I2	4.90	9.60	11.83	58.17	123.11
Class R6[2,3]	5.02	9.48	11.61	57.29	119.95
Class NAV[2]	5.04	9.73	11.96	59.09	124.86
Index †	0.26	6.15	10.54	34.75	105.29

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.30	1.01	0.90	0.89
Net (%)	1.29	1.00	0.89	0.88

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Global Franchise Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)
Class I2	6-29-12	22,311	22,311	20,529
Class R6[2,3]	6-29-12	21,995	21,995	20,529
Class NAV[2]	6-29-12	22,486	22,486	20,529

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-29-12.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,098.70	$6.93	1.31%
	Hypothetical example	1,000.00	1,018.60	6.67	1.31%
Class I	Actual expenses/actual returns	1,000.00	1,100.20	5.35	1.01%
	Hypothetical example	1,000.00	1,020.10	5.14	1.01%
Class R6	Actual expenses/actual returns	1,000.00	1,100.10	4.82	0.91%
	Hypothetical example	1,000.00	1,020.60	4.63	0.91%
Class NAV	Actual expenses/actual returns	1,000.00	1,100.10	4.71	0.89%
	Hypothetical example	1,000.00	1,020.70	4.53	0.89%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	9

Fund’s investments
AS OF 8-31-19
	Shares	Value
Common stocks 91.3%		$445,214,036
(Cost $350,455,810)
Belgium 6.1%		29,872,763
Anheuser-Busch InBev SA	316,050	29,872,763
France 7.1%		34,771,068
Danone SA	288,259	25,824,843
Sodexo SA	78,925	8,946,225
Italy 6.3%		30,781,512
Ferrari NV	142,694	22,509,979
Salvatore Ferragamo SpA	432,034	8,271,533
Japan 1.1%		5,371,215
Asics Corp.	416,700	5,371,215
Netherlands 6.9%		33,791,243
Heineken Holding NV	341,442	33,791,243
Switzerland 7.4%		36,228,442
Cie Financiere Richemont SA	241,294	18,748,935
Nestle SA	155,547	17,479,507
United Kingdom 6.1%		29,566,782
Diageo PLC	226,023	9,676,870
Reckitt Benckiser Group PLC	254,507	19,889,912
United States 50.3%		244,831,011
Allergan PLC	150,291	24,004,479
Alphabet, Inc., Class A (A)	4,010	4,774,025
Alphabet, Inc., Class C (A)	4,011	4,765,466
Amazon.com, Inc. (A)	10,705	19,015,184
American Tower Corp.	104,225	23,991,553
Berkshire Hathaway, Inc., Class B (A)	114,637	23,318,312
Biogen, Inc. (A)	32,066	7,046,504
CarGurus, Inc. (A)	151,123	4,929,632
Comcast Corp., Class A	128,282	5,677,761
eBay, Inc.	836,851	33,716,727
Fox Corp., Class A	237,921	7,891,840
Gilead Sciences, Inc.	104,189	6,620,169
Liberty Media Corp.-Liberty Formula One, Series A (A)	304,159	12,041,655
Liberty Media Corp.-Liberty Formula One, Series C (A)	329,157	13,739,013
Ralph Lauren Corp.	86,265	7,620,650
Tempur Sealy International, Inc. (A)	153,388	11,829,283
The Hain Celestial Group, Inc. (A)	219,636	4,184,066
UnitedHealth Group, Inc.	39,271	9,189,414
10	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Walmart, Inc.	179,199	$20,475,278

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 15.5%				$75,436,466
(Cost $75,432,798)
U.S. Government Agency 6.9%				33,597,000
Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19	16,784,000	16,784,000
Federal Home Loan Bank Discount Note	1.900	09-03-19	16,813,000	16,813,000

	Yield (%)	Shares	Value
Money market funds 8.6%			41,839,466

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.9357(B)	41,839,466	41,839,466

Total investments (Cost $425,888,608) 106.8%	$520,650,502
Other assets and liabilities, net (6.8%)	(33,303,420)
Total net assets 100.0%	$487,347,082

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $427,684,598. Net unrealized appreciation aggregated to $92,965,904, of which $105,475,813 related to gross unrealized appreciation and $12,509,909 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $425,888,608)	$520,650,502
Foreign currency, at value (Cost $242)	235
Dividends and interest receivable	1,391,082
Receivable for fund shares sold	100,492
Other assets	36,285
Total assets	522,178,596
Liabilities
Due to custodian	33,627,128
Payable for investments purchased	895,651
Payable for fund shares repurchased	173,627
Payable to affiliates
Accounting and legal services fees	29,472
Transfer agent fees	3,721
Trustees' fees	344
Other liabilities and accrued expenses	101,571
Total liabilities	34,831,514
Net assets	$487,347,082
Net assets consist of
Paid-in capital	$377,795,618
Total distributable earnings (loss)	109,551,464
Net assets	$487,347,082

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,636,670 ÷ 389,290 shares)[1]	$11.91
Class I ($31,364,971 ÷ 2,620,971 shares)	$11.97
Class R6 ($7,380,288 ÷ 615,968 shares)	$11.98
Class NAV ($443,965,153 ÷ 37,053,526 shares)	$11.98
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Dividends	$6,389,610
Interest	887,489
Less foreign taxes withheld	(508,349)
Total investment income	6,768,750
Expenses
Investment management fees	3,556,565
Distribution and service fees	10,418
Accounting and legal services fees	80,034
Transfer agent fees	29,272
Trustees' fees	8,295
Custodian fees	133,088
State registration fees	58,438
Printing and postage	33,614
Professional fees	65,835
Other	25,577
Total expenses	4,001,136
Less expense reductions	(33,308)
Net expenses	3,967,828
Net investment income	2,800,922
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	13,933,118
13,933,118
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	10,525,960
10,525,960
Net realized and unrealized gain	24,459,078
Increase in net assets from operations	$27,260,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	13

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$2,800,922	$3,037,716
Net realized gain	13,933,118	68,761,239
Change in net unrealized appreciation (depreciation)	10,525,960	(38,277,412)
Increase in net assets resulting from operations	27,260,000	33,521,543
Distributions to shareholders
From net investment income and net realized gain
Class A	(344,649)	—
Class I	(489,827)	—
Class R6	(435,154)	—
Class NAV	(47,517,438)	—
From net investment income
Class A	—	(6,458)
Class I	—	(38,067)
Class R6	—	(5,551)
Class NAV	—	(4,245,221)
From net realized gain
Class A	—	(167,898)
Class I	—	(641,602)
Class R6	—	(85,095)
Class NAV	—	(63,470,845)
Total distributions	(48,787,068)	(68,660,737)
From fund share transactions	72,454,278	(81,764,449)
Total increase (decrease)	50,927,210	(116,903,643)
Net assets
Beginning of year	436,419,872	553,323,515
End of year[1]	$487,347,082	$436,419,872

[1]	Net assets - End of year includes undistributed net investment income of $2,282,841 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
14	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$13.03	$14.21	$13.78	$12.71	$13.24
Net investment income[1]	0.02	0.05	0.05	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.26	0.84	1.68	2.35	0.14
Total from investment operations	0.28	0.89	1.73	2.42	0.19
Less distributions
From net investment income	(0.02)	(0.08)	(0.04)	(0.07)	(0.07)
From net realized gain	(1.38)	(1.99)	(1.26)	(1.28)	(0.65)
Total distributions	(1.40)	(2.07)	(1.30)	(1.35)	(0.72)
Net asset value, end of period	$11.91	$13.03	$14.21	$13.78	$12.71
Total return (%)[2,3]	4.61	6.80	14.58	19.84	1.51
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$3	$1	$— [4]	$— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	1.29	1.28	1.28	1.33
Expenses including reductions	1.30	1.28	1.27	1.28	1.32
Net investment income	0.20	0.41	0.34	0.50	0.38
Portfolio turnover (%)	26	40	54	38	28

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	15

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$13.10	$14.28	$13.84	$12.76	$13.29
Net investment income[1]	0.09	0.07	0.10	0.13	0.11
Net realized and unrealized gain (loss) on investments	0.22	0.86	1.68	2.34	0.12
Total from investment operations	0.31	0.93	1.78	2.47	0.23
Less distributions
From net investment income	(0.06)	(0.12)	(0.08)	(0.11)	(0.11)
From net realized gain	(1.38)	(1.99)	(1.26)	(1.28)	(0.65)
Total distributions	(1.44)	(2.11)	(1.34)	(1.39)	(0.76)
Net asset value, end of period	$11.97	$13.10	$14.28	$13.84	$12.76
Total return (%)[2]	4.90	7.10	14.97	20.22	1.86
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$5	$4	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.00	0.97	0.97	0.98
Expenses including reductions	1.01	0.99	0.96	0.97	0.98
Net investment income	0.77	0.56	0.74	0.96	0.83
Portfolio turnover (%)	26	40	54	38	28

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
16	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$13.11	$14.29	$12.32
Net investment income[2]	0.08	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.24	0.81	1.88
Total from investment operations	0.32	0.94	1.97
Less distributions
From net investment income	(0.07)	(0.13)	—
From net realized gain	(1.38)	(1.99)	—
Total distributions	(1.45)	(2.12)	—
Net asset value, end of period	$11.98	$13.11	$14.29
Total return (%)[3]	5.02	7.19	15.99 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$4	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.89	0.88 [6]
Expenses including reductions	0.90	0.89	0.87 [6]
Net investment income	0.71	1.05	1.17 [6]
Portfolio turnover (%)	26	40	54 [7]

[1]	The inception date for Class R6 shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	17

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$13.11	$14.29	$13.85	$12.77	$13.30
Net investment income[1]	0.07	0.09	0.10	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.26	0.85	1.69	2.37	0.14
Total from investment operations	0.33	0.94	1.79	2.49	0.25
Less distributions
From net investment income	(0.08)	(0.13)	(0.09)	(0.13)	(0.13)
From net realized gain	(1.38)	(1.99)	(1.26)	(1.28)	(0.65)
Total distributions	(1.46)	(2.12)	(1.35)	(1.41)	(0.78)
Net asset value, end of period	$11.98	$13.11	$14.29	$13.85	$12.77
Total return (%)[2]	5.04	7.21	15.09	20.34	1.99
Ratios and supplemental data
Net assets, end of period (in millions)	$444	$425	$548	$451	$449
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.88	0.86	0.86	0.87
Expenses including reductions	0.88	0.87	0.86	0.85	0.87
Net investment income	0.63	0.65	0.77	0.92	0.83
Portfolio turnover (%)	26	40	54	38	28

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
18	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to to seek to provide capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	19

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$29,872,763	—	$29,872,763	—
France	34,771,068	—	34,771,068	—
Italy	30,781,512	$22,509,979	8,271,533	—
Japan	5,371,215	—	5,371,215	—
Netherlands	33,791,243	—	33,791,243	—
Switzerland	36,228,442	—	36,228,442	—
United Kingdom	29,566,782	—	29,566,782	—
United States	244,831,011	244,831,011	—	—
Short-term investments	75,436,466	41,839,466	33,597,000	—
Total investments in securities	$520,650,502	$309,180,456	$211,470,046	—
20	JOHN HANCOCK Fundamental Global Franchise Fund | ANNUAL REPORT

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar
ANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	21

quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $3,056.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$4,180,655	$8,379,597
Long-term capital gains	44,606,413	60,281,140
Total	$48,787,068	$68,660,737
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $2,508,770 of undistributed ordinary income and of $14,095,075 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
22	JOHN HANCOCK Fundamental Global Franchise Fund | ANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund’s average daily net assets and (b) 0.780% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, the Subadvisor was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$260
Class I	1,497
Class R6	393
Class	Expense reduction
Class NAV	$31,158
Total	$33,308

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
ANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	23

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $11,316 for the year ended August 31, 2019. Of this amount, $1,835 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $9,481 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$10,418	$3,969
Class I	—	24,637
Class R6	—	666
Total	$10,418	$29,272
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
24	JOHN HANCOCK Fundamental Global Franchise Fund | ANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,403,574	2	2.353%	$314
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	198,557	$2,299,834	213,389	$2,781,196
Distributions reinvested	35,253	341,956	13,904	174,356
Repurchased	(70,265)	(807,619)	(64,275)	(848,036)
Net increase	163,545	$1,834,171	163,018	$2,107,516
Class I shares
Sold	2,931,806	$31,205,381	105,210	$1,399,742
Distributions reinvested	50,342	489,827	54,028	679,669
Repurchased	(723,255)	(8,138,863)	(87,850)	(1,120,218)
Net increase	2,258,893	$23,556,345	71,388	$959,193
Class R6 shares
Sold	285,622	$3,154,342	297,533	$3,804,207
Distributions reinvested	44,723	435,154	6,522	82,049
Repurchased	(13,772)	(156,980)	(8,733)	(111,644)
Net increase	316,573	$3,432,516	295,322	$3,774,612
Class NAV shares
Sold	2,268,870	$25,666,221	750,334	$9,758,111
Distributions reinvested	4,883,601	47,517,438	5,382,835	67,716,066
Repurchased	(2,511,975)	(29,552,413)	(12,082,274)	(166,079,947)
Net increase (decrease)	4,640,496	$43,631,246	(5,949,105)	$(88,605,770)
Total net increase (decrease)	7,379,507	$72,454,278	(5,419,377)	$(81,764,449)
Affiliates of the fund owned 7%, 72% and 100% of shares of Class I, Class R6 and Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
ANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	25

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $128,269,899 and $105,004,460, respectively, for the year ended August 31, 2019.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 91.1% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	29.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	24.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.9%
26	JOHN HANCOCK Fundamental Global Franchise Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Fundamental Global Franchise Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Fundamental Global Franchise Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	27

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $44,606,413 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
28	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor, formerly known as "John Hancock Asset Management a division of Manulife Asset Management (US) LLC") for John Hancock Fundamental Global Franchise Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent

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legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one- and three-year periods and outperformed its benchmark index and peer group average for the five-year period ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including favorable performance relative to its benchmark index and peer group average for the five-year period. The Board also noted the fund's favorable performance relative to its peer group since the fund's inception in June 2012.The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds over the longer term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and total expenses are equal to the peer group median.

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The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       32

(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       33

and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

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* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       37

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       38

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942549	398A 8/19 10/19

John Hancock

Global Equity Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for global stock markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding global trade, a slowdown in China, and the latest developments on the Brexit front leading to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates and the European Central Bank rolling out a sweeping package in September, just after the close of the reporting period.

The economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on somewhat less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
14	Financial statements
19	Financial highlights
26	Notes to financial statements
37	Report of independent registered public accounting firm
38	Tax information
39	Continuation of investment advisory and subadvisory agreements
46	Trustees and Officers
50	More information

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Global stocks experienced elevated volatility and flat returns

Global equity markets produced mixed but marginally positive overall returns amid increasingly volatile conditions as trade tensions and Brexit uncertainty led to slowing economic growth.

The fund fared better than its benchmark

The fund outpaced its benchmark, the MSCI World Index, as economic uncertainty and elevated volatility led to increased demand for the high-quality companies in which the fund invests.

Consumer staples and healthcare aided performance

Stock selection in the consumer staples, healthcare, and industrials sectors contributed the most to the fund's outperformance.

SECTOR COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       3

Manager's discussion of fund performance

Can you discuss the global stock market environment during the 12 months ended August 31, 2019?

The period featured a significant amount of volatility in global equity markets. One contributing factor was decelerating global economic growth, which was driven largely by higher global interest rates, an escalating trade conflict between the United States and China, and uncertainty regarding the outcome and economic impact of Brexit. Another factor contributing to heightened market volatility was a sea change in central bank policy, most notably in the United States. The U.S. Federal Reserve (Fed) enacted two short-term interest-rate increases in late 2018, but signs of slowing economic growth in early 2019 led the Fed to lower interest rates for the first time in 11 years in July 2019.

How did the fund perform?

The fund outperformed its benchmark, the MSCI World Index. Economic uncertainty and elevated levels of market volatility led to increased investor demand for high-quality companies and downside protection—two key tenets of our investment approach.

Stock selection added the most value in the consumer staples sector. Leading contributors to fund performance from this sector included two food products companies—Nestle SA of Switzerland and U.S.-based Mondelez International, Inc. Nestle reported robust organic growth driven in part by strength in its infant nutrition business, while Mondelez exceeded earnings expectations and increased its dividend. Another notable performance contributor was Swiss property and

TOP 10 HOLDINGS AS OF 8/31/19 (%)		TOP 10 COUNTRIES AS OF 8/31/19 (%)
Apple, Inc.	4.5	United States	46.4
Microsoft Corp.	3.7	France	12.3
United Technologies Corp.	3.4	Switzerland	9.0
Wells Fargo & Company	3.4	Netherlands	8.2
Unilever NV	3.2	United Kingdom	7.9
Nestle SA	3.1	Ireland	3.7
Cie Generale des Etablissements Michelin SCA	2.9	Germany	2.3
Johnson & Johnson	2.9	Japan	2.1
Verizon Communications, Inc.	2.7	South Korea	2.1
CRH PLC	2.6	Hong Kong	1.5
TOTAL	32.4	TOTAL	95.5
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.		Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       4

casualty insurer Chubb Ltd., which benefited from a favorable pricing environment across its insurance lines.

On the downside, the most significant detractors came from the financials sector. U.S. asset manager Affiliated Managers Group, Inc. declined amid wider industry concerns about fund inflows and management fee compression. Financial services firm Wells Fargo & Company was another meaningful detractor as slowing economic growth and declining net interest margins put downward pressure on the stock.

What changes did you make to the portfolio during the period?

We eliminated Brazilian credit and debit card processor Cielo SA and U.K. credit reporting company Experian PLC from the portfolio. New holdings included French food products maker Danone SA, U.K. publishing company Informa PLC, U.S. defense contractor Raytheon Company, French consulting firm Capgemini SE, U.K. grocery chain Tesco PLC, and U.S. tobacco company Philip Morris International, Inc.

How was the fund positioned at the end of the reporting period?

We continue to emphasize non-U.S. stocks in the portfolio compared with the benchmark. We're also maintaining a defensive stance within the portfolio given an environment of slowing global growth, high corporate debt levels, peak profit margins, and uncertainty about global trade.

Can you tell us about a manager change?

Effective October 31, 2018, Douglas McGraw left the team.

MANAGED BY

Paul G. Boyne On the fund since 2013 Investing since 1993
Stephen G. Hermsdorf On the fund since 2018 Investing since 1997

The views expressed in this report are exclusively those of Paul G. Boyne, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A	-1.95	3.98	5.85	21.52	43.06
Class C2	1.63	4.39	6.20	23.96	46.03
Class I3	3.52	5.32	7.03	29.58	53.36
Class R2[2,3]	3.21	5.05	6.73	27.94	50.72
Class R4[2,3]	3.54	5.28	6.91	29.31	52.33
Class R6[2,3]	3.63	5.42	7.03	30.19	53.37
Class NAV[3]	3.73	5.47	7.17	30.53	54.64
Index†	0.26	6.15	7.74	34.75	59.93

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.29	1.99	0.99	1.39	1.24	0.89	0.88
Net (%)	1.28	1.98	0.98	1.38	1.13	0.88	0.87

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund  for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-16-13	14,603	14,603	15,993
Class I3	5-16-13	15,336	15,336	15,993
Class R2[2,3]	5-16-13	15,072	15,072	15,993
Class R4[2,3]	5-16-13	15,233	15,233	15,993
Class R6[2,3]	5-16-13	15,337	15,337	15,993
Class NAV[3]	5-16-13	15,464	15,464	15,993

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-16-13.
2	Class C, Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. The returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,044.60	$ 6.70	1.30%
	Hypothetical example	1,000.00	1,018.70	6.61	1.30%
Class C	Actual expenses/actual returns	1,000.00	1,040.90	10.29	2.00%
	Hypothetical example	1,000.00	1,015.10	10.16	2.00%
Class I	Actual expenses/actual returns	1,000.00	1,046.50	5.16	1.00%
	Hypothetical example	1,000.00	1,020.20	5.09	1.00%
Class R2	Actual expenses/actual returns	1,000.00	1,044.50	7.21	1.40%
	Hypothetical example	1,000.00	1,018.10	7.12	1.40%
Class R4	Actual expenses/actual returns	1,000.00	1,046.50	5.52	1.07%
	Hypothetical example	1,000.00	1,019.80	5.45	1.07%
Class R6	Actual expenses/actual returns	1,000.00	1,046.50	4.64	0.90%
	Hypothetical example	1,000.00	1,020.70	4.58	0.90%
Class NAV	Actual expenses/actual returns	1,000.00	1,047.40	4.54	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	9

Fund’s investments
AS OF 8-31-19
	Shares	Value
Common stocks 94.5%		$673,067,462
(Cost $598,729,029)
France 12.3%		87,948,628
Airbus SE	89,883	12,385,242
Capgemini SE	71,984	8,637,150
Cie Generale des Etablissements Michelin SCA	195,275	20,558,351
Danone SA	138,965	12,449,739
Safran SA	37,603	5,461,509
Sanofi	127,118	10,920,377
TOTAL SA	351,157	17,536,260
Germany 2.3%		16,150,866
Deutsche Boerse AG	50,607	7,435,821
Merck KGaA (A)	81,346	8,715,045
Hong Kong 1.5%		10,884,281
China Mobile, Ltd.	698,500	5,779,800
CK Hutchison Holdings, Ltd.	587,206	5,104,481
Ireland 3.7%		26,112,704
CRH PLC	553,571	18,548,968
Medtronic PLC	70,106	7,563,736
Japan 2.1%		14,672,812
Mitsubishi Estate Company, Ltd.	767,000	14,672,812
Netherlands 8.2%		58,696,980
Akzo Nobel NV	79,351	7,112,693
Heineken NV	134,482	14,308,535
Koninklijke Ahold Delhaize NV	612,582	14,349,931
Koninklijke Philips NV	302,223	14,245,024
Wolters Kluwer NV	120,591	8,680,797
Switzerland 9.0%		63,884,985
Alcon, Inc. (B)	31,987	1,945,168
Chubb, Ltd.	111,681	17,453,507
Nestle SA	195,120	21,926,500
Novartis AG	151,981	13,701,805
Roche Holding AG	32,416	8,858,005
Taiwan 1.1%		8,010,561
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	187,909	8,010,561
United Kingdom 7.9%		56,439,703
Amcor PLC	1,631,022	15,883,834
Direct Line Insurance Group PLC	2,011,956	6,942,522
Informa PLC	401,776	4,255,379
10	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Tesco PLC	2,504,994	$6,695,590
Unilever NV	365,239	22,662,378
United States 46.4%		330,265,942
Advance Auto Parts, Inc.	73,722	10,169,949
Affiliated Managers Group, Inc.	91,315	6,997,468
Apple, Inc.	152,984	31,933,880
Arthur J. Gallagher & Company	80,226	7,277,300
Cisco Systems, Inc.	67,603	3,164,496
eBay, Inc.	321,800	12,965,322
Exxon Mobil Corp.	241,043	16,506,625
Fortune Brands Home & Security, Inc.	161,434	8,242,820
Huntington Bancshares, Inc.	1,009,184	13,371,688
Johnson & Johnson	158,638	20,362,774
Johnson Controls International PLC	379,900	16,217,931
JPMorgan Chase & Co.	148,975	16,366,394
KeyCorp	802,835	13,327,061
Microsoft Corp.	189,395	26,109,995
Mondelez International, Inc., Class A	132,098	7,294,452
Oracle Corp.	257,277	13,393,841
Philip Morris International, Inc.	104,433	7,528,575
Raytheon Company	41,126	7,621,470
Synchrony Financial	256,351	8,216,050
The Procter & Gamble Company	65,121	7,829,498
United Technologies Corp.	188,006	24,485,901
Verizon Communications, Inc.	333,574	19,400,664
Wells Fargo & Company	520,329	24,231,722

Whirlpool Corp.	52,125	7,250,066
Preferred securities 2.1%		$14,647,669
(Cost $16,461,299)
South Korea 2.1%		14,647,669
Samsung Electronics Company, Ltd.	480,763	14,647,669

	Yield (%)	Shares	Value
Securities lending collateral 0.0%			$42,017
(Cost $42,017)
John Hancock Collateral Trust (C)	2.1920(D)	4,199	42,017
Short-term investments 3.4%			$24,094,793
(Cost $24,094,793)
Money market funds 3.4%			24,094,793
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.9357(D)	24,094,793	24,094,793

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	11

Total investments (Cost $639,327,138) 100.0%	$711,851,941
Other assets and liabilities, net 0.0%	139,396
Total net assets 100.0%	$711,991,337

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 8-31-19.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
12	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	39,051,674	EUR	34,345,907	CITI	9/18/2019	$1,262,023	—
						$1,262,023	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $641,274,574. Net unrealized appreciation aggregated to $71,839,390, of which $104,554,886 related to gross unrealized appreciation and $32,715,496 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $639,285,121) including $40,003 of securities loaned	$711,809,924
Affiliated investments, at value (Cost $42,017)	42,017
Total investments, at value (Cost $639,327,138)	711,851,941
Unrealized appreciation on forward foreign currency contracts	1,262,023
Foreign currency, at value (Cost $1,240)	1,218
Dividends and interest receivable	2,585,458
Receivable for fund shares sold	5,957
Other assets	42,848
Total assets	715,749,445
Liabilities
Due to custodian	75,953
Payable for fund shares repurchased	3,462,649
Payable upon return of securities loaned	42,017
Payable to affiliates
Accounting and legal services fees	43,821
Transfer agent fees	6,646
Distribution and service fees	26
Trustees' fees	508
Other liabilities and accrued expenses	126,488
Total liabilities	3,758,108
Net assets	$711,991,337
Net assets consist of
Paid-in capital	$829,907,396
Total distributable earnings (loss)	(117,916,059)
Net assets	$711,991,337

14	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 8-31-19  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($42,479,433 ÷ 3,703,814 shares)[1]	$11.47
Class C ($9,985,439 ÷ 872,942 shares)[1]	$11.44
Class I ($14,213,702 ÷ 1,238,000 shares)	$11.48
Class R2 ($122,562 ÷ 10,666 shares)	$11.49
Class R4 ($50,634 ÷ 4,411 shares)	$11.48
Class R6 ($6,848,535 ÷ 596,421 shares)	$11.48
Class NAV ($638,291,032 ÷ 55,613,882 shares)	$11.48
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.07

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	15

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Dividends	$21,802,482
Interest	368,598
Securities lending	36,629
Less foreign taxes withheld	(1,230,391)
Total investment income	20,977,318
Expenses
Investment management fees	5,826,347
Distribution and service fees	238,614
Accounting and legal services fees	131,480
Transfer agent fees	80,168
Trustees' fees	14,394
Custodian fees	211,372
State registration fees	92,336
Printing and postage	45,402
Professional fees	71,024
Other	36,251
Total expenses	6,747,388
Less expense reductions	(54,710)
Net expenses	6,692,678
Net investment income	14,284,640
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,903,708
Affiliated investments	(3,017)
Forward foreign currency contracts	2,292,279
5,192,970
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,956,658
Affiliated investments	(848)
Forward foreign currency contracts	1,070,814
5,026,624
Net realized and unrealized gain	10,219,594
Increase in net assets from operations	$24,504,234
16	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$14,284,640	$14,250,716
Net realized gain	5,192,970	58,982,741
Change in net unrealized appreciation (depreciation)	5,026,624	(9,440,613)
Increase in net assets resulting from operations	24,504,234	63,792,844
Distributions to shareholders
From net investment income and net realized gain
Class A	(2,585,019)	—
Class C	(623,606)	—
Class I	(1,027,952)	—
Class R2	(9,810)	—
Class R4	(3,214)	—
Class R6	(471,887)	—
Class NAV	(43,948,882)	—
From net investment income
Class A	—	(615,274)
Class C	—	(112,005)
Class I	—	(409,962)
Class R2	—	(2,741)
Class R4	—	(782)
Class R6	—	(91,655)
Class NAV	—	(12,810,617)
From net realized gain
Class A	—	(3,001,921)
Class C	—	(1,075,902)
Class I	—	(1,649,155)
Class R2	—	(12,982)
Class R4	—	(3,253)
Class R6	—	(350,245)
Class NAV	—	(48,540,771)
Total distributions	(48,670,370)	(68,677,265)
From fund share transactions	(59,762,846)	(39,613,614)
Total decrease	(83,928,982)	(44,498,035)
Net assets
Beginning of year	795,920,319	840,418,354
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	17

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year ended 8-31-19	Year ended 8-31-18
End of year[1]	$711,991,337	$795,920,319

[1]	Net assets - End of year includes undistributed net investment income of $11,068,796 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
18	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.92	$12.03	$10.94	$10.24	$11.66
Net investment income[1]	0.18	0.16	0.15	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.08	0.72	1.11	0.68	(0.74)
Total from investment operations	0.26	0.88	1.26	0.87	(0.55)
Less distributions
From net investment income	(0.20)	(0.17)	(0.17)	(0.17)	(0.24)
From net realized gain	(0.51)	(0.82)	—	—	(0.63)
Total distributions	(0.71)	(0.99)	(0.17)	(0.17)	(0.87)
Net asset value, end of period	$11.47	$11.92	$12.03	$10.94	$10.24
Total return (%)[2,3]	3.23	7.50	11.64	8.59	(4.95)
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$44	$46	$56	$70
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	1.28	1.29	1.36	1.36
Expenses including reductions	1.29	1.27	1.28	1.35	1.32
Net investment income	1.60	1.36	1.34	1.86	1.69
Portfolio turnover (%)	18	43	46	35	45 [4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	19

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$11.87	$11.99	$10.91	$10.21	$10.75
Net investment income[2]	0.10	0.08	0.08	0.12	0.04
Net realized and unrealized gain (loss) on investments	0.10	0.71	1.09	0.67	(0.58)
Total from investment operations	0.20	0.79	1.17	0.79	(0.54)
Less distributions
From net investment income	(0.12)	(0.09)	(0.09)	(0.09)	—
From net realized gain	(0.51)	(0.82)	—	—	—
Total distributions	(0.63)	(0.91)	(0.09)	(0.09)	—
Net asset value, end of period	$11.44	$11.87	$11.99	$10.91	$10.21
Total return (%)[3,4]	2.59	6.69	10.83	7.82	(5.02) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$13	$17	$18	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	1.98	1.98	2.06	2.03 [6]
Expenses including reductions	1.99	1.97	1.98	2.05	2.02 [6]
Net investment income	0.89	0.66	0.69	1.17	0.94 [6]
Portfolio turnover (%)	18	43	46	35	45 [7,8]

[1]	The inception date for Class C shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.94	$12.05	$10.96	$10.26	$11.70
Net investment income[1]	0.21	0.19	0.21	0.23	0.22
Net realized and unrealized gain (loss) on investments	0.07	0.72	1.08	0.67	(0.75)
Total from investment operations	0.28	0.91	1.29	0.90	(0.53)
Less distributions
From net investment income	(0.23)	(0.20)	(0.20)	(0.20)	(0.28)
From net realized gain	(0.51)	(0.82)	—	—	(0.63)
Total distributions	(0.74)	(1.02)	(0.20)	(0.20)	(0.91)
Net asset value, end of period	$11.48	$11.94	$12.05	$10.96	$10.26
Total return (%)[2]	3.52	7.80	11.95	8.93	(4.79)
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$19	$26	$17	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	0.98	0.97	1.05	1.07
Expenses including reductions	1.00	0.97	0.97	1.04	1.06
Net investment income	1.86	1.61	1.83	2.22	1.96
Portfolio turnover (%)	18	43	46	35	45 [3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	21

CLASS R2 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$11.93	$12.05	$10.96	$10.25	$10.75
Net investment income[2]	0.16	0.13	0.16	0.20	0.09
Net realized and unrealized gain (loss) on investments	0.10	0.74	1.10	0.67	(0.59)
Total from investment operations	0.26	0.87	1.26	0.87	(0.50)
Less distributions
From net investment income	(0.19)	(0.17)	(0.17)	(0.16)	—
From net realized gain	(0.51)	(0.82)	—	—	—
Total distributions	(0.70)	(0.99)	(0.17)	(0.16)	—
Net asset value, end of period	$11.49	$11.93	$12.05	$10.96	$10.25
Total return (%)[3]	3.21	7.43	11.69	8.59	(4.65) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	1.30	1.23	1.29	1.18 [6]
Expenses including reductions	1.39	1.29	1.22	1.28	1.17 [6]
Net investment income	1.40	1.10	1.44	1.97	1.87 [6]
Portfolio turnover (%)	18	43	46	35	45 [7,8]

[1]	The inception date for Class R2 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
22	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$11.93	$12.04	$10.95	$10.25	$10.75
Net investment income[2]	0.21	0.16	0.19	0.22	0.10
Net realized and unrealized gain (loss) on investments	0.08	0.75	1.09	0.67	(0.60)
Total from investment operations	0.29	0.91	1.28	0.89	(0.50)
Less distributions
From net investment income	(0.23)	(0.20)	(0.19)	(0.19)	—
From net realized gain	(0.51)	(0.82)	—	—	—
Total distributions	(0.74)	(1.02)	(0.19)	(0.19)	—
Net asset value, end of period	$11.48	$11.93	$12.04	$10.95	$10.25
Total return (%)[3]	3.54	7.74	11.91	8.86	(4.65) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.13	1.13	1.20	1.18 [6]
Expenses including reductions	1.05	1.02	1.02	1.09	1.07 [6]
Net investment income	1.84	1.33	1.67	2.16	2.01 [6]
Portfolio turnover (%)	18	43	46	35	45 [7,8]

[1]	The inception date for Class R4 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	23

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$11.94	$12.04	$10.95	$10.26	$10.75
Net investment income[2]	0.22	0.22	0.24	0.27	0.10
Net realized and unrealized gain (loss) on investments	0.07	0.72	1.06	0.64	(0.59)
Total from investment operations	0.29	0.94	1.30	0.91	(0.49)
Less distributions
From net investment income	(0.24)	(0.22)	(0.21)	(0.22)	—
From net realized gain	(0.51)	(0.82)	—	—	—
Total distributions	(0.75)	(1.04)	(0.21)	(0.22)	—
Net asset value, end of period	$11.48	$11.94	$12.04	$10.95	$10.26
Total return (%)[3]	3.63	7.99	12.09	8.97	(4.56) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$5	$2	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.88	0.88	0.95	0.93 [6]
Expenses including reductions	0.89	0.87	0.87	0.93	0.91 [6]
Net investment income	1.99	1.88	2.11	2.52	2.15 [6]
Portfolio turnover (%)	18	43	46	35	45 [7,8]

[1]	The inception date for Class R6 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
24	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.93	$12.04	$10.95	$10.26	$11.70
Net investment income[1]	0.22	0.21	0.21	0.24	0.22
Net realized and unrealized gain (loss) on investments	0.09	0.72	1.09	0.67	(0.72)
Total from investment operations	0.31	0.93	1.30	0.91	(0.50)
Less distributions
From net investment income	(0.25)	(0.22)	(0.21)	(0.22)	(0.31)
From net realized gain	(0.51)	(0.82)	—	—	(0.63)
Total distributions	(0.76)	(1.04)	(0.21)	(0.22)	(0.94)
Net asset value, end of period	$11.48	$11.93	$12.04	$10.95	$10.26
Total return (%)[2]	3.73	7.92	12.09	8.97	(4.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$638	$713	$747	$762	$478
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.87	0.87	0.93	0.91
Expenses including reductions	0.88	0.86	0.86	0.93	0.91
Net investment income	2.00	1.78	1.82	2.31	1.99
Portfolio turnover (%)	18	43	46	35	45 [3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	25

Notes to financial statements
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
26	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
France	$87,948,628	—	$87,948,628	—
Germany	16,150,866	—	16,150,866	—
Hong Kong	10,884,281	—	10,884,281	—
Ireland	26,112,704	$7,563,736	18,548,968	—
Japan	14,672,812	—	14,672,812	—
Netherlands	58,696,980	—	58,696,980	—
Switzerland	63,884,985	17,453,507	46,431,478	—
Taiwan	8,010,561	8,010,561	—	—
United Kingdom	56,439,703	—	56,439,703	—
United States	330,265,942	330,265,942	—	—
ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	27

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	$14,647,669	—	$14,647,669	—
Securities lending collateral	42,017	$42,017	—	—
Short-term investments	24,094,793	24,094,793	—	—
Total investments in securities	$711,851,941	$387,430,556	$324,421,385	—
Derivatives:
Assets
Forward foreign currency contracts	$1,262,023	—	$1,262,023	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $40,003 and received $42,017 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized
28	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT

and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $3,710.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	29

For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $23,041,608 and a long-term capital loss carryforward of $178,158,526 available to offset future net realized capital gains. The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year. These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$18,530,244	$19,462,261
Long-term capital gains	30,140,126	49,215,004
Total	$48,670,370	$68,677,265
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $11,463,349 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, characterization of distributions and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund
30	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT

attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $39.1 million to $118.2 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$1,262,023	—
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	31

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	$2,292,279
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	$1,070,814
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.825% of the first $500 million of average net assets and (b) 0.800% of excess over $500 million of average net assets. When average net assets exceed $500 million, the management fee is 0.800% on all net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
32	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT

fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary,make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,155
Class C	839
Class I	1,114
Class R2	10
Class	Expense reduction
Class R4	$4
Class R6	504
Class NAV	49,035
Total	$54,661

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as indicated in the below table, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	33

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $49 for Class R4 shares for the year ended August 31, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $34,117 for the year ended August 31, 2019. Of this amount, $5,581 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $28,413 was paid as sales commissions to broker-dealers and $123 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $564 and $170 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$126,130	$47,901
Class C	111,672	12,702
Class I	—	18,679
Class R2	684	18
Class R4	128	6
Class R6	—	862
Total	$238,614	$80,168
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
34	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	586,538	$6,515,404	400,304	$4,684,289
Distributions reinvested	256,366	2,494,441	298,729	3,486,168
Repurchased	(804,762)	(8,926,539)	(822,682)	(9,725,103)
Net increase (decrease)	38,142	$83,306	(123,649)	$(1,554,646)
Class C shares
Sold	101,402	$1,030,409	50,428	$595,395
Distributions reinvested	60,406	588,957	95,971	1,121,904
Repurchased	(382,376)	(4,225,894)	(447,308)	(5,246,309)
Net decrease	(220,568)	$(2,606,528)	(300,909)	$(3,529,010)
Class I shares
Sold	264,757	$2,960,161	286,940	$3,379,685
Distributions reinvested	103,799	1,008,926	167,702	1,957,080
Repurchased	(720,899)	(8,088,514)	(1,011,670)	(11,909,092)
Net decrease	(352,343)	$(4,119,427)	(557,028)	$(6,572,327)
Class R2 shares
Sold	1,945	$21,374	4,020	$46,761
Distributions reinvested	702	6,845	592	6,931
Repurchased	(7,033)	(77,228)	(20,103)	(248,341)
Net decrease	(4,386)	$(49,009)	(15,491)	$(194,649)
Class R4 shares
Sold	65	$720	377	$4,331
Distributions reinvested	30	291	—	—
Repurchased	(16)	(177)	(5,347)	(67,898)
Net increase (decrease)	79	$834	(4,970)	$(63,567)
Class R6 shares
Sold	167,081	$1,836,366	207,346	$2,420,711
Distributions reinvested	48,599	471,887	37,899	441,900
Repurchased	(235,265)	(2,393,742)	(38,374)	(468,983)
Net increase (decrease)	(19,585)	$(85,489)	206,871	$2,393,628
ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	35

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,702,222	$18,648,862	1,247,087	$14,359,015
Distributions reinvested	4,526,146	43,948,882	5,266,214	61,351,388
Repurchased	(10,347,463)	(115,584,277)	(8,812,784)	(105,803,446)
Net decrease	(4,119,095)	$(52,986,533)	(2,299,483)	$(30,093,043)
Total net decrease	(4,677,756)	$(59,762,846)	(3,094,659)	$(39,613,614)
Affiliates of the fund owned 90%, 81% and 100% of shares of Class R4, Class R6 and Class NAV, respectively, on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $127,769,067 and $222,499,966, respectively, for the year ended August 31, 2019.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 88.7% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated concentration
JHF II Multimanager Lifestyle Growth Portfolio	26.1%
JHF II Multimanager Lifestyle Balanced Portfolio	25.0%
JHF II Multimanager Lifestyle Aggressive Portfolio	8.6%
JHF II Multimanager Lifestyle Moderate Portfolio	7.7%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	1,522,830	5,884,027	(7,402,658)	4,199	—	—	$(3,017)	$(848)	$42,017

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
36	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Global Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Global Equity Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	37

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $30,140,126 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
38	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor, formerly known as "John Hancock Asset Management a division of Manulife Asset Management (US) LLC"), for John Hancock Global Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       39

and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       40

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one-,three- and five-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the impact of market conditions on the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       41

amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

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Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       43

procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

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Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       45

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       48

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       49

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Paul G. Boyne
Stephen G. Hermsdorf

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       50

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Equity Fund . It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942552	425A 8/19 10/19

John Hancock

Income Allocation Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for both stock and bond markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding U.S. trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, the outlook for the global economy is less certain. There are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Allocation Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
13	Financial statements
16	Financial highlights
20	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Continuation of investment advisory and subadvisory agreements
39	Trustees and Officers
43	More information

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Both dividend stocks and bonds delivered gains during the period

The U.S. Federal Reserve's pivot toward a more accommodative interest-rate policy provided a tailwind for the financial markets.

The fund underperformed its blended benchmark

An emphasis on credit-sensitive fixed-income investments—and a tilt away from those with higher interest-rate sensitivity—hurt relative performance at a time of strong returns for the bond market.

The fund's equity portfolio contributed positively

Allocations to real estate investment trusts and global dividend-paying stocks aided results.

ASSET ALLOCATION AS OF 8/31/19 (%)

Equity	13.8
International Equity	13.8
Fixed income	71.7
Multi-Sector Bond	26.3
Intermediate Bond	23.0
High Yield Bond	10.2
Emerging-Market Debt	8.2
Bank Loan	4.0
Exchange-traded funds	14.1
Short-term investments and other	0.4

As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       3

Manager's discussion of fund performance

Can you describe investment conditions during the 12 months ended August 31, 2019?

Financial assets experienced elevated volatility over the course of the period, as investors gradually factored in a backdrop of slowing economic growth and more accommodative monetary policy by the U.S. Federal Reserve (Fed). The period began on a meaningful down note, with both stocks and higher-risk segments of the bond market falling sharply from early September 2018 through the final week of December 2018. During this time, investors displayed elevated concern about weaker economic data and the trade dispute between the United States and China.

The investment backdrop improved considerably thereafter, thanks in large part to the Fed's communication of its intent to begin cutting interest rates. The Fed indeed reduced rates at its meeting on July 31, 2019, and market participants appeared prepared for additional cuts in the year ahead. These circumstances created a favorable environment for the markets, helping the major asset categories rebound and ultimately close the period in positive territory. The interest-rate-sensitive areas of the bond market posted impressive returns, while global dividend stocks and the bond market's credit sectors finished with gains in the mid-single digits.

What elements of the fund's positioning helped and hurt results?

The fund's Class A shares delivered a positive return for the period and outperformed its equity benchmark, the MSCI World Index; however, the fund trailed its blended benchmark and its fixed-income benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

Our decision to tilt the fixed-income portfolio more toward credit-sensitive investments—and away from those with the highest interest-rate sensitivity—prevented the fund from fully capturing the rally in the broader fixed-income market. Specifically, holdings in High Yield Fund (Manulife IM US), U.S. High Yield Bond Fund (Wells Capital), and Floating Rate Income Fund (Bain Capital) performed well but didn't keep pace with the fund's fixed-income benchmark. We believe a preference for credit-oriented investments was appropriate given the backdrop of healthy economic growth and tighter Fed policy. In contrast, the benchmark tends to have a high degree of interest-rate sensitivity due to its large allocations to U.S. Treasuries, U.S. government agency notes, and investment-grade corporate bonds. On the plus

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       4

side, Bond Fund (Manulife IM US) and Emerging Markets Debt Fund (Manulife IM US) each generated double-digit returns and made meaningful contributions to relative performance.

The fund's underlying equity investments, all of which posted positive returns with the exception of Global X MLP ETF, contributed to returns. The underlying funds that invested in domestic real estate investment trusts and dividend-paying stocks produced the largest gains, followed by those that hold global real estate securities and preferred stocks.

How would you describe your portfolio activity over the past year?

We typically make changes to positioning in a gradual fashion that is consistent with our long-term approach. In recent months, we slowly decreased the portfolios' risk exposure by reducing overweight positions in both equities and high-yield bonds. The fund closed the period with a slight underweight in equities relative to the blended benchmark, which we believe is appropriate given rising geopolitical risks, the late stage of the economic cycle, and richer valuations. The fund held 72% of its net assets in bond funds at the end of the period, which compared with our longer-term target of 70%. While we don't think a recession is imminent, we do expect that market volatility is likely to increase, indicating the need for lower portfolio risk.

MANAGED BY

Nathan W. Thooft, CFA On the fund since inception Investing since 2000
Christopher Walsh, CFA On the fund since 2018 Investing since 2002

The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge	SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	Since inception[2]	Since inception[2]	as of 8-31-19	as of 8-31-19
Class A	1.33	2.55	12.84	3.31	0.60
Class C	3.80	2.69	13.57	2.75	-0.06
Class I3	5.94	3.76	19.36	3.75	0.93
Class R6[3]	5.94	3.86	19.93	3.85	1.03
Index 1†	10.17	3.44	17.59	—	—
Index 2†	0.26	6.75	36.83	—	—
Index 3†	7.45	4.59	24.04	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	2.91	3.61	2.61	2.51
Net (%)	1.19	1.89	0.89	0.79

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 2 is the MSCI World Index; Index 3 is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C4	11-14-14	11,357	11,357	11,759	13,683	12,404
Class I3	11-14-14	11,936	11,936	11,759	13,683	12,404
Class R6[3]	11-14-14	11,993	11,993	11,759	13,683	12,404

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 11-14-14.
3	For certain types of investors, as described in the fund's prospectus.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK INCOME ALLOCATION FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,045.20	$3.25	0.63%
	Hypothetical example	1,000.00	1,022.00	3.21	0.63%
Class C	Actual expenses/actual returns	1,000.00	1,041.70	6.84	1.33%
	Hypothetical example	1,000.00	1,018.50	6.77	1.33%
Class I	Actual expenses/actual returns	1,000.00	1,046.80	1.70	0.33%
	Hypothetical example	1,000.00	1,023.50	1.68	0.33%
Class R6	Actual expenses/actual returns	1,000.00	1,047.30	1.14	0.22%
	Hypothetical example	1,000.00	1,024.10	1.12	0.22%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
ANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	9

Fund’s investments
AS OF 8-31-19
	Shares	Value
Affiliated investment companies (A) 85.5%		$5,197,083
(Cost $5,106,993)
Equity 13.8%		838,103
Global Equity, Class NAV, JHF II (MIM US) (B)	23,893	274,288
Global Shareholder Yield, Class NAV, JHF III (Epoch)	51,726	563,815
Fixed income 71.7%		4,358,980
Bond, Class NAV, JHSB (MIM US) (B)	85,330	1,398,561
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	53,448	498,669
Floating Rate Income, Class NAV, JHF II (Bain Capital)	29,295	242,857
High Yield, Class NAV, JHBT (MIM US) (B)	98,098	334,515
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	27,327	260,431
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	125,575	1,338,627

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	25,521	285,320
Unaffiliated investment companies 14.1%		$855,921
(Cost $817,737)
Exchange-traded funds 14.1%		855,921
Global X MLP ETF (C)	14,715	121,693
iShares Preferred & Income Securities ETF	3,246	121,433
SPDR S&P International Dividend ETF	3,979	152,674
Vanguard Global ex-U.S. Real Estate ETF	1,053	60,969
Vanguard High Dividend Yield ETF	3,922	337,918
Vanguard Real Estate ETF	664	61,234

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$50,150
(Cost $50,150)
John Hancock Collateral Trust (D)	2.1920(E)	5,012	50,150

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5%				$89,577
(Cost $89,577)
U.S. Government 0.3%				14,982
U.S. Treasury Bill	1.928	09-24-19	15,000	14,982

	Yield (%)	Shares	Value
Money market funds 1.2%			74,595
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.0691(E)	74,595	74,595

10	JOHN HANCOCK INCOME ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $6,064,457) 101.9%	$6,192,731
Other assets and liabilities, net (1.9%)	(117,179)
Total net assets 100.0%	$6,075,552

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 8-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Subadvisors of Affiliated Underlying Funds
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Epoch Investment Partners, Inc.	(Epoch)
Manulife Investment Management (US) LLC	(MIM US)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1	Short	Dec 2019	$(131,436)	$(131,719)	$(283)
						$(283)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $6,192,963. Net unrealized depreciation aggregated to $515, of which $15,284 related to gross unrealized appreciation and $15,799 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
12	JOHN HANCOCK INCOME ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $907,314) including $48,911 of securities loaned	$945,498
Affiliated investments, at value (Cost $5,157,143)	5,247,233
Total investments, at value (Cost $6,064,457)	6,192,731
Collateral held at broker for futures contracts	3,000
Dividends and interest receivable	12,784
Receivable for investments sold	5,187
Receivable from affiliates	966
Other assets	10,736
Total assets	6,225,404
Liabilities
Payable for futures variation margin	93
Due to custodian	145
Payable for investments purchased	12,786
Payable for fund shares repurchased	7,372
Payable upon return of securities loaned	50,150
Payable to affiliates
Accounting and legal services fees	370
Transfer agent fees	586
Trustees' fees	3
Other liabilities and accrued expenses	78,347
Total liabilities	149,852
Net assets	$6,075,552
Net assets consist of
Paid-in capital	$10,256,689
Total distributable earnings (loss)	(4,181,137)
Net assets	$6,075,552

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,741,317 ÷ 479,710 shares)[1]	$9.88
Class C ($812,850 ÷ 82,507 shares)[1]	$9.85
Class I ($297,626 ÷ 30,090 shares)	$9.89
Class R6 ($223,759 ÷ 22,615 shares)	$9.89
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	13

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Income distributions received from affiliated investments	$205,943
Dividends	19,304
Interest	1,440
Securities lending	1,062
Total investment income	227,749
Expenses
Investment management fees	23,227
Distribution and service fees	21,987
Accounting and legal services fees	1,095
Transfer agent fees	6,649
Trustees' fees	203
Custodian fees	22,780
State registration fees	65,632
Printing and postage	25,935
Professional fees	57,206
Other	10,457
Total expenses	235,171
Less expense reductions	(194,038)
Net expenses	41,133
Net investment income	186,616
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,150
Affiliated investments	(70,528)
Capital gain distributions received from affiliated investments	25,293
Futures contracts	(4,091)
(47,176)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(2,441)
Affiliated investments	186,228
Futures contracts	(283)
183,504
Net realized and unrealized gain	136,328
Increase in net assets from operations	$322,944
14	JOHN HANCOCK Income Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$186,616	$388,910
Net realized gain (loss)	(47,176)	100,038
Change in net unrealized appreciation (depreciation)	183,504	(432,302)
Increase in net assets resulting from operations	322,944	56,646
Distributions to shareholders
From net investment income and net realized gain
Class A	(149,223)	—
Class C	(20,264)	—
Class I	(11,271)	—
Class R6	(5,900)	—
From net investment income
Class A	—	(234,988)
Class C	—	(45,060)
Class I	—	(93,305)
Class R6	—	(20,731)
From net realized gain
Class A	—	(1,803)
Class C	—	(491)
Class I	—	(770)
Class R6	—	(157)
Total distributions	(186,658)	(397,305)
From fund share transactions	(234,379)	(4,554,348)
Total decrease	(98,093)	(4,895,007)
Net assets
Beginning of year	6,173,645	11,068,652
End of year	$6,075,552	$6,173,645
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	15

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.67	$9.93	$9.75	$9.55	$10.00
Net investment income[2,3]	0.31	0.32	0.29	0.31	0.23
Net realized and unrealized gain (loss) on investments	0.21	(0.24)	0.21	0.34	(0.42)
Total from investment operations	0.52	0.08	0.50	0.65	(0.19)
Less distributions
From net investment income	(0.31)	(0.34)	(0.32)	(0.43)	(0.25)
From net realized gain	—	— [4]	— [4]	(0.02)	(0.01)
Total distributions	(0.31)	(0.34)	(0.32)	(0.45)	(0.26)
Net asset value, end of period	$9.88	$9.67	$9.93	$9.75	$9.55
Total return (%)[5,6]	5.52	0.80	5.30	7.13	(2.00) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$6	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	3.88	2.28	2.77	4.17	1.17 [9]
Expenses including reductions[8]	0.62	0.62	0.63	0.62	0.85 [9]
Net investment income[3]	3.20	3.26	2.96	3.33	2.85 [9]
Portfolio turnover (%)	29	50	17	34	131

[1]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
16	JOHN HANCOCK Income Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.64	$9.90	$9.72	$9.53	$10.00
Net investment income[2,3]	0.24	0.25	0.22	0.24	0.17
Net realized and unrealized gain (loss) on investments	0.21	(0.24)	0.22	0.35	(0.44)
Total from investment operations	0.45	0.01	0.44	0.59	(0.27)
Less distributions
From net investment income	(0.24)	(0.27)	(0.26)	(0.38)	(0.19)
From net realized gain	—	— [4]	— [4]	(0.02)	(0.01)
Total distributions	(0.24)	(0.27)	(0.26)	(0.40)	(0.20)
Net asset value, end of period	$9.85	$9.64	$9.90	$9.72	$9.53
Total return (%)[5,6]	4.80	0.09	4.58	6.41	(2.71) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	4.58	2.98	3.47	4.86	1.87 [9]
Expenses including reductions[8]	1.32	1.32	1.33	1.32	1.55 [9]
Net investment income[3]	2.51	2.54	2.30	2.58	2.16 [9]
Portfolio turnover (%)	29	50	17	34	131

[1]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	17

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.67	$9.93	$9.76	$9.55	$10.00
Net investment income[2,3]	0.34	0.36	0.32	0.33	0.26
Net realized and unrealized gain (loss) on investments	0.22	(0.25)	0.20	0.36	(0.43)
Total from investment operations	0.56	0.11	0.52	0.69	(0.17)
Less distributions
From net investment income	(0.34)	(0.37)	(0.35)	(0.46)	(0.27)
From net realized gain	—	— [4]	— [4]	(0.02)	(0.01)
Total distributions	(0.34)	(0.37)	(0.35)	(0.48)	(0.28)
Net asset value, end of period	$9.89	$9.67	$9.93	$9.76	$9.55
Total return (%)[5]	5.94	1.11	5.51	7.51	(1.76) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$3	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	3.60	1.98	2.46	3.86	0.84 [9]
Expenses including reductions[8]	0.34	0.32	0.31	0.31	0.53 [9]
Net investment income[3]	3.50	3.59	3.32	3.48	3.17 [9]
Portfolio turnover (%)	29	50	17	34	131

[1]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
18	JOHN HANCOCK Income Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.68	$9.94	$9.76	$9.55	$10.00
Net investment income[2,3]	0.34	0.37	0.33	0.34	0.26
Net realized and unrealized gain (loss) on investments	0.22	(0.25)	0.21	0.35	(0.42)
Total from investment operations	0.56	0.12	0.54	0.69	(0.16)
Less distributions
From net investment income	(0.35)	(0.38)	(0.36)	(0.46)	(0.28)
From net realized gain	—	— [4]	— [4]	(0.02)	(0.01)
Total distributions	(0.35)	(0.38)	(0.36)	(0.48)	(0.29)
Net asset value, end of period	$9.89	$9.68	$9.94	$9.76	$9.55
Total return (%)[5]	5.94	1.20	5.73	7.62	(1.68) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$1	$1	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	3.48	1.88	2.37	3.76	0.74 [9]
Expenses including reductions[8]	0.22	0.22	0.22	0.20	0.42 [9]
Net investment income[3]	3.53	3.69	3.42	3.57	3.31 [9]
Portfolio turnover (%)	29	50	17	34	131

[1]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	19

Notes to financial statements
Note 1—Organization
John Hancock Income Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in affiliated underlying funds, including John Hancock Collateral Trust (JHCT), and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size
20	JOHN HANCOCK Income Allocation Fund | ANNUAL REPORT

trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$5,197,083	$5,197,083	—	—
Unaffiliated investment companies	855,921	855,921	—	—
Securities lending collateral	50,150	50,150	—	—
Short-term investments	89,577	74,595	$14,982	—
Total investments in securities	$6,192,731	$6,177,749	$14,982	—
Derivatives:
Liabilities
Futures	$(283)	$(283)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon
ANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	21

interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $48,911 and received $50,150 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
22	JOHN HANCOCK Income Allocation Fund | ANNUAL REPORT

based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $2,028.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $4,180,315 and a long-term capital loss carryforward of $1,162 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$186,658	$397,305
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $856 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
ANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	23

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2019, the fund used futures contracts to manage against anticipated interest rate changes and gain exposure to treasuries market. The fund held futures contracts with USD notional values ranging up to $130,000 as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	—	$(283)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
24	JOHN HANCOCK Income Allocation Fund | ANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(4,091)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(283)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management Fees are determined in accordance with the following schedule:
	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%
Other assets	0.650%	0.625%
ANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	25

The Advisor has contractually agreed to reduce its management fee or make payments to the fund if other expenses of the fund exceed 0.04% of average net assets. Expenses excluded from this waiver include advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its advisory fees so that the aggregate management fee amount retained by the Advisor, with respect to both the fund and its underlying investments, after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$151,954
Class C	26,018
Class I	10,503
Class	Expense reduction
Class R6	$5,563
Total	$194,038

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate 0.00% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,593 for the year ended August 31, 2019. Of this amount, $341 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,252 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
26	JOHN HANCOCK Income Allocation Fund | ANNUAL REPORT

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $80 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$13,982	$5,311
Class C	8,005	911
Class I	—	405
Class R6	—	22
Total	$21,987	$6,649
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	91,909	$877,445	430,821	$4,255,125
Distributions reinvested	15,609	149,203	24,183	236,790
Repurchased	(132,006)	(1,268,049)	(528,872)	(5,154,078)
Net decrease	(24,488)	$(241,401)	(73,868)	$(662,163)
ANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	27

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class C shares
Sold	26,389	$253,592	55,556	$549,830
Distributions reinvested	1,991	18,933	4,505	44,044
Repurchased	(38,724)	(366,644)	(148,534)	(1,447,471)
Net decrease	(10,344)	$(94,119)	(88,473)	$(853,597)
Class I shares
Sold	13,655	$129,770	11,777	$117,881
Distributions reinvested	1,180	11,271	9,578	94,075
Repurchased	(13,720)	(132,570)	(286,488)	(2,778,431)
Net increase (decrease)	1,115	$8,471	(265,133)	$(2,566,475)
Class R6 shares
Sold	9,234	$88,679	2,724	$26,692
Distributions reinvested	414	3,991	2,092	20,545
Repurchased	—	—	(53,560)	(519,350)
Net increase (decrease)	9,648	$92,670	(48,744)	$(472,113)
Total net decrease	(24,069)	$(234,379)	(476,218)	$(4,554,348)
Affiliates of the fund owned 100% of shares of R6 on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,738,047 and $1,908,056, respectively, for the year ended August 31, 2019.
Note 8—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets. At August 31, 2019, the fund did not hold 5% or more of the net assets of any underlying funds.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Bond	91,227	18,624	(24,521)	85,330	$52,446	—	$(12,113)	$96,627	$1,398,561
Emerging Markets Debt	49,265	18,627	(14,444)	53,448	24,144	—	(10,863)	35,387	498,669
Floating Rate Income	31,137	8,700	(10,542)	29,295	12,495	—	(1,915)	(2,893)	242,857
28	JOHN HANCOCK Income Allocation Fund | ANNUAL REPORT

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Bond	7,280	100	(7,380)	—	—	—	$(164)	$(1,410)	—
Global Equity	21,969	9,673	(7,749)	23,893	$5,894	$12,277	(7,739)	1,311	$274,288
Global Shareholder Yield	50,028	15,666	(13,968)	51,726	18,731	13,016	(9,424)	(9,189)	563,815
High Yield (MIM US)	57,687	57,399	(16,988)	98,098	15,765	—	(2,319)	2,706	334,515
High Yield (WAMCO)	28,245	4,123	(32,368)	—	10,000	—	(5,571)	(2,347)	—
John Hancock Collateral Trust*	—	409,678	(404,666)	5,012	—	—	(2)	—	50,150
Short Duration Credit Opportunities	28,281	5,494	(6,448)	27,327	10,560	—	(2,180)	6,225	260,431
Strategic Income Opportunities	128,323	24,173	(26,921)	125,575	44,169	—	(16,407)	56,337	1,338,627
U.S. High Yield Bond	17,667	12,469	(4,615)	25,521	11,739	—	(1,831)	3,474	285,320
					$205,943	$25,293	$(70,528)	$186,228	$5,247,233

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
ANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Income Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Income Allocation Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
30	JOHN HANCOCK INCOME ALLOCATION FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	31

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor formerly known as "John Hancock Asset Management a division of Manulife Asset Management (US) LLC"), for John Hancock Income Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       32

and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments.. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       33

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one- and three-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's the performance of the fund is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that the Advisor waived the fund's management fee and that total expenses for the fund are equal to the peer group median.

The Board took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       34

noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund, which is a fund of funds, and concluded that the advisory fee paid to the Advisor with respect to the fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry;

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       35

(l)	noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with respect to the underlying funds in which the fund may invest; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the fund invests, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust. The fund also benefits from such overall management fee waiver through its investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       36

and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	The Board concluded that the fund's the performance of the fund is being monitored and reasonably addressed, where appropriate;

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       37

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the fund and concluded that such subadvisory fee is based on services provided that are in addition to, not duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       38

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       39

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       40

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       41

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       42

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Nathan W. Thooft, CFA
Christopher Walsh, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Income Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942557	448A 8/19 10/19

John Hancock

International Small Company Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for global stock markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding global trade, a slowdown in China, and the latest developments on the Brexit front leading to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates and the European Central Bank rolling out a sweeping package in September, just after the close of the reporting period.

The economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on somewhat less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
15	Financial statements
18	Financial highlights
23	Notes to financial statements
34	Report of independent registered public accounting firm
35	Tax information
36	Continuation of investment advisory and subadvisory agreements
43	Trustees and Officers
47	More information

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

Class A shares (without sales charge)[1]
MSCI World ex-USA Small Cap Index
MSCI EAFE Small Cap Index
Morningstar foreign small/mid blend fund category average
–11.32
–8.64
–9.16
–10.02
3.59
5.62
5.99
4.64
1.75
3.31
4.26
2.34
6.28
7.25
7.68
6.83
1 year
3 year
5 year
10 year

The MSCI World ex-USA Small Cap Index is an equity index that captures small cap representation across developed markets countries, excluding the United States.

The MSCI EAFE Small Cap Index (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund underperformed its benchmark

The fund trailed its benchmark, the MSCI World ex-USA Small Cap Index, reflecting the underperformance of international small-cap stocks with lower relative prices and higher profitability.

Not owning REITs hurt

The fund's lack of exposure to real estate investment trusts (REITs) posed a significant challenge for relative performance.

Struggles from larger small caps

More limited exposure than the benchmark to larger-capitalization stocks within the fund's small-cap universe also detracted.

SECTOR COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       3

Manager's discussion of fund performance

What type of market environment did investors encounter within the universe of small-cap equities during the 12 months ended August 31, 2019?

The period featured a significant amount of volatility in global equity markets, including the small-cap equity market. Contributing factors included concerns about decelerating global economic growth, an escalating trade conflict between the United States and China, and uncertainty regarding the outcome and economic impact of Brexit.

In light of this environment, how were you managing the fund?

Theoretical and empirical research suggests that investors can systematically pursue higher expected returns by targeting the size, relative price, and profitability dimensions in equity markets. We seek to integrate these dimensions to emphasize stocks with smaller market capitalizations and higher profitability.

As a result of our diversified investment approach, the performance of the fund's portfolio of more than 4,200 equity holdings is determined principally by broad trends in non-U.S. developed markets rather than by the behavior of a limited group of securities in a particular country.

Within small-cap non-U.S. developed-market equities, the fund is designed to be broadly diversified across countries, sectors, and companies, with greater exposure than the benchmark to companies with smaller market capitalizations, lower relative prices, and higher profitability. We believe that the best way to position the

TOP 10 HOLDINGS AS OF 8/31/19 (%)		TOP 10 COUNTRIES AS OF 8/31/19 (%)
PSP Swiss Property AG	0.3	Japan	23.0
Ingenico Group SA	0.3	United Kingdom	15.6
Galapagos NV	0.3	Canada	9.1
Cobham PLC	0.3	Australia	6.6
LANXESS AG	0.3	Germany	6.2
Rheinmetall AG	0.3	Switzerland	5.1
Rubis SCA	0.3	France	4.3
Argenx SE	0.3	Italy	4.0
Intermediate Capital Group PLC	0.3	Sweden	3.4
Greene King PLC	0.3	Netherlands	3.0
TOTAL	3.0	TOTAL	80.3
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.		Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       4

fund for long-term outperformance is to maintain consistent exposure to securities displaying these characteristics.

How did the fund perform?

The fund returned a loss for the period, underperforming the loss of its the benchmark, the MSCI World ex-USA Small Cap Index (net dividends).

What caused the fund to underperform the benchmark this period?

The primary detractor was the fund's lack of exposure to real estate investment trusts (REITs). This sector, which made up roughly 8% of the index on average, was the strongest performer of the period, making our avoidance of the group a notable challenge for the fund's relative performance.

In addition, by design, the fund has a lesser allocation to larger stocks within the small-cap universe. During the period, these larger stocks outperformed, especially in Japan, which further detracted from the fund's relative performance.

Can you tell us about a manager change?

Effective April 29, 2019, Joseph H. Chi left the fund's portfolio management team. He still remains a member of the Dimensional team.

MANAGED BY

Jed S. Fogdall On the fund since 2010 Investing since 2004
Arun Keswani, CFA On the fund since 2015 Investing since 2006
Bhanu P. Singh On the fund since 2015 Investing since 2003
Mary T. Phillips, CFA On the fund since 2017 Investing since 2003

The views expressed in this report are exclusively those of Arun Keswani, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-15.75	0.72	5.74	3.63	74.71
Class C1	-12.76	1.00	5.92	5.08	77.71
Class I1,2	-11.07	2.05	6.48	10.70	87.33
Class R6[1,2]	-10.97	2.15	6.55	11.22	88.63
Class NAV[2]	-10.96	2.16	6.55	11.25	88.67
Index 1†	-8.64	3.31	7.25	17.68	101.37
Index 2†	-9.16	4.26	7.68	23.20	109.56

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.46	2.16	1.16	1.07	1.05
Net (%)	1.39	2.15	1.15	1.06	1.04

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1($)	Index 2 ($)
Class C1,3	8-31-09	17,771	17,771	20,137	20,956
Class I1,2	8-31-09	18,733	18,733	20,137	20,956
Class R6[1,2]	8-31-09	18,863	18,863	20,137	20,956
Class NAV[2]	8-31-09	18,867	18,867	20,137	20,956

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries (excluding the United States).

The MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 6-27-13; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 8-30-17. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 972.00	$ 6.91	1.39%
	Hypothetical example	1,000.00	1,018.20	7.07	1.39%
Class C	Actual expenses/actual returns	1,000.00	969.30	10.82	2.18%
	Hypothetical example	1,000.00	1,014.20	11.07	2.18%
Class I	Actual expenses/actual returns	1,000.00	973.90	5.82	1.17%
	Hypothetical example	1,000.00	1,019.30	5.95	1.17%
Class R6	Actual expenses/actual returns	1,000.00	973.90	5.37	1.08%
	Hypothetical example	1,000.00	1,019.80	5.50	1.08%
Class NAV	Actual expenses/actual returns	1,000.00	973.90	5.32	1.07%
	Hypothetical example	1,000.00	1,019.80	5.45	1.07%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

Fund’s investments
Summary of fund’s investments as of 8-31-19
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.7%		$744,494,080
(Cost $734,783,439)
Australia 6.6%		49,920,312	6.6%
Austria 1.4%		10,719,342	1.4%
Belgium 1.8%		13,432,746	1.8%
Ackermans & van Haaren NV	9,807	1,419,833	0.2%
Galapagos NV (A)	12,814	2,158,105	0.3%
OTHER SECURITIES		9,854,808	1.3%
Bermuda 0.1%		1,092,932	0.1%
Canada 9.1%		68,707,409	9.1%
Alamos Gold, Inc., Class A	196,904	1,387,231	0.2%
Detour Gold Corp. (A)	89,509	1,603,417	0.2%
Pan American Silver Corp.	85,618	1,578,088	0.2%
Yamana Gold, Inc.	400,291	1,446,147	0.2%
OTHER SECURITIES		62,692,526	8.3%
China 0.1%		448,458	0.1%
Colombia 0.0%		41,839	0.0%
Denmark 2.1%		15,512,344	2.1%
Pandora A/S	41,287	1,756,490	0.2%
Royal Unibrew A/S	20,176	1,748,662	0.2%
SimCorp A/S	15,580	1,448,638	0.2%
OTHER SECURITIES		10,558,554	1.5%
Faeroe Islands 0.0%		13,731	0.0%
Finland 2.2%		16,284,651	2.2%
Huhtamaki OYJ	40,368	1,561,379	0.2%
Kesko OYJ, A Shares	4,127	235,093	0.0%
Kesko OYJ, B Shares	25,326	1,595,364	0.2%
Metso OYJ	39,181	1,470,678	0.2%
Orion OYJ, Class A	8,076	295,250	0.1%
Orion OYJ, Class B	36,816	1,368,258	0.2%
OTHER SECURITIES		9,758,629	1.3%
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
France 4.3%		$32,368,600	4.3%
Altran Technologies SA	93,282	1,484,752	0.2%
Ingenico Group SA	23,884	2,368,564	0.3%
Rexel SA	142,375	1,510,011	0.2%
Rubis SCA	34,917	2,019,733	0.3%
OTHER SECURITIES		24,985,540	3.3%
Gabon 0.0%		47,714	0.0%
Georgia 0.1%		468,800	0.1%
Germany 6.0%		45,245,547	6.0%
K+S AG	88,187	1,396,464	0.2%
LANXESS AG	34,617	2,088,539	0.3%
OSRAM Licht AG (B)	41,735	1,668,061	0.2%
Rheinmetall AG	17,343	2,051,003	0.3%
OTHER SECURITIES		38,041,480	5.0%
Gibraltar 0.0%		143,832	0.0%
Greece 0.0%		37	0.0%
Greenland 0.0%		24,889	0.0%
Guernsey, Channel Islands 0.0%		60,024	0.0%
Hong Kong 2.3%		17,115,509	2.3%
Ireland 0.5%		3,641,891	0.5%
Isle of Man 0.1%		860,294	0.1%
Israel 1.3%		9,426,467	1.3%
Italy 4.0%		30,058,924	4.0%
Banco BPM SpA (A)	714,718	1,445,783	0.2%
Italgas SpA	217,791	1,416,100	0.2%
OTHER SECURITIES		27,197,041	3.6%
Japan 23.0%		173,801,041	23.0%
Jersey, Channel Islands 0.2%		1,512,021	0.2%
Jordan 0.0%		214,799	0.0%
Liechtenstein 0.1%		601,430	0.1%
Luxembourg 0.3%		2,450,322	0.3%
Macau 0.0%		107,412	0.0%
Malaysia 0.1%		511,579	0.1%
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value	% of Net Assets
Malta 0.1%		$422,335	0.1%
Monaco 0.1%		742,047	0.1%
Mongolia 0.0%		17,109	0.0%
Netherlands 3.0%		22,965,178	3.0%
Aalberts NV	39,187	1,481,170	0.2%
Argenx SE (A)	14,555	1,906,109	0.3%
ASM International NV	18,530	1,559,307	0.2%
Euronext NV (C)	20,778	1,631,142	0.2%
OTHER SECURITIES		16,387,450	2.1%
New Zealand 0.6%		4,576,249	0.6%
Norway 0.9%		6,688,114	0.9%
Peru 0.1%		455,995	0.1%
Philippines 0.0%		12,872	0.0%
Portugal 0.4%		3,179,104	0.4%
Russia 0.1%		696,932	0.1%
Singapore 1.1%		8,464,680	1.1%
South Africa 0.0%		159,529	0.0%
Spain 2.0%		15,395,218	2.0%
Cellnex Telecom SA (A)(C)	40,694	1,630,786	0.2%
OTHER SECURITIES		13,764,432	1.8%
Sweden 3.4%		25,675,610	3.4%
Switzerland 5.1%		38,824,383	5.1%
Allreal Holding AG (A)	7,693	1,474,128	0.2%
Georg Fischer AG	1,763	1,449,090	0.2%
IWG PLC	285,475	1,450,262	0.2%
PSP Swiss Property AG	18,145	2,415,163	0.3%
VAT Group AG (A)(C)	11,867	1,431,055	0.2%
OTHER SECURITIES		30,604,685	4.0%
Turkey 0.0%		15,545	0.0%
United Arab Emirates 0.0%		48,288	0.0%
United Kingdom 15.6%		117,900,873	15.6%
BBA Aviation PLC	472,668	1,849,670	0.3%
Bellway PLC	49,183	1,740,406	0.2%
Cobham PLC (A)	1,094,395	2,156,014	0.3%
Dialog Semiconductor PLC (A)	32,335	1,531,805	0.2%
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
United Kingdom (continued)			15.6%
G4S PLC	660,153	$1,399,481	0.2%
Greene King PLC	182,407	1,870,750	0.3%
HomeServe PLC	106,103	1,482,892	0.2%
Howden Joinery Group PLC	254,072	1,666,766	0.2%
Intermediate Capital Group PLC	115,806	1,890,990	0.3%
Merlin Entertainments PLC (C)	264,481	1,455,229	0.2%
Pennon Group PLC	182,997	1,685,473	0.2%
Spectris PLC	48,323	1,364,704	0.2%
SSP Group PLC	173,605	1,496,833	0.2%
Tate & Lyle PLC	195,163	1,710,503	0.2%
Travis Perkins PLC	108,778	1,657,660	0.2%
Tullow Oil PLC	630,952	1,576,621	0.2%
OTHER SECURITIES		91,365,076	12.0%

United States 0.5%		3,419,123	0.5%
Preferred securities 0.2%		$1,651,723
(Cost $1,757,984)
Germany 0.2%		1,651,723	0.2%
Rights 0.0%		$20,885
(Cost $0)
Warrants 0.0%		$122
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 5.3%			$40,254,443
(Cost $40,244,017)
John Hancock Collateral Trust (D)	2.1920 (E)	4,022,588	40,254,443	5.3%

Total investments (Cost $776,785,440) 104.2%	$786,421,253	104.2%
Other assets and liabilities, net (4.2%)	(31,535,182)	(4.2)%
Total net assets 100.0%	$754,886,071	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 8-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	41	Long	Sep 2019	$3,853,745	$3,778,970	$(74,775)
						$(74,775)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $787,266,608. Net unrealized depreciation aggregated to $920,130, of which $122,945,816 related to gross unrealized appreciation and $123,865,946 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $736,541,423) including $38,505,466 of securities loaned	$746,166,810
Affiliated investments, at value (Cost $40,244,017)	40,254,443
Total investments, at value (Cost $776,785,440)	786,421,253
Receivable for futures variation margin	16,195
Cash	4,907,051
Foreign currency, at value (Cost $1,039,198)	1,033,816
Collateral held at broker for futures contracts	184,500
Dividends and interest receivable	1,988,323
Receivable for fund shares sold	267,890
Receivable for investments sold	846,933
Receivable for securities lending income	85,975
Receivable from affiliates	1,801
Other assets	53,767
Total assets	795,807,504
Liabilities
Payable for investments purchased	7,509
Payable for fund shares repurchased	398,794
Payable upon return of securities loaned	40,256,958
Payable to affiliates
Accounting and legal services fees	46,425
Transfer agent fees	6,227
Trustees' fees	542
Other liabilities and accrued expenses	204,978
Total liabilities	40,921,433
Net assets	$754,886,071
Net assets consist of
Paid-in capital	$731,715,340
Total distributable earnings (loss)	23,170,731
Net assets	$754,886,071

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($52,687,184 ÷ 5,225,575 shares)[1]	$10.08
Class C ($1,477,448 ÷ 146,470 shares)[1]	$10.09
Class I ($2,444,787 ÷ 242,626 shares)	$10.08
Class R6 ($61,238,541 ÷ 6,075,332 shares)	$10.08
Class NAV ($637,038,111 ÷ 63,200,744 shares)	$10.08
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.61

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	15

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Dividends	$20,775,635
Securities lending	1,034,974
Interest	190,821
Less foreign taxes withheld	(1,712,910)
Total investment income	20,288,520
Expenses
Investment management fees	6,428,019
Distribution and service fees	178,012
Accounting and legal services fees	122,662
Transfer agent fees	77,195
Trustees' fees	12,166
Custodian fees	361,452
State registration fees	81,582
Printing and postage	70,839
Professional fees	99,820
Other	30,453
Total expenses	7,462,200
Less expense reductions	(93,392)
Net expenses	7,368,808
Net investment income	12,919,712
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	17,581,147
Affiliated investments	(962)
Futures contracts	(450,068)
17,130,117
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(102,170,332)
Affiliated investments	2,633
Futures contracts	16,014
(102,151,685)
Net realized and unrealized loss	(85,021,568)
Decrease in net assets from operations	$(72,101,856)
16	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$12,919,712	$9,833,013
Net realized gain	17,130,117	46,568,157
Change in net unrealized appreciation (depreciation)	(102,151,685)	(35,482,000)
Increase (decrease) in net assets resulting from operations	(72,101,856)	20,919,170
Distributions to shareholders
From net investment income and net realized gain
Class A	(4,378,066)	—
Class C	(128,049)	—
Class I	(692,856)	—
Class R6	(5,384,532)	—
Class NAV	(41,196,342)	—
From net investment income
Class A	—	(654,232)
Class C	—	(20,839)
Class I	—	(1,097,992)
Class R6	—	(1,708)
Class NAV	—	(10,191,339)
Total distributions	(51,779,845)	(11,966,110)
From fund share transactions	248,045,421	6,672,733
Total increase	124,163,720	15,625,793
Net assets
Beginning of year	630,722,351	615,096,558
End of year[1]	$754,886,071	$630,722,351

[1]	Net assets - End of year includes undistributed net investment income of $2,284,949 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	17

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$12.51	$12.33	$10.35	$9.87	$10.79
Net investment income[1]	0.16	0.17	0.15	0.16	0.11
Net realized and unrealized gain (loss) on investments	(1.66)	0.22	2.03	0.43	(0.91)
Total from investment operations	(1.50)	0.39	2.18	0.59	(0.80)
Less distributions
From net investment income	(0.12)	(0.21)	(0.20)	(0.11)	(0.12)
From net realized gain	(0.81)	—	—	—	—
Total distributions	(0.93)	(0.21)	(0.20)	(0.11)	(0.12)
Net asset value, end of period	$10.08	$12.51	$12.33	$10.35	$9.87
Total return (%)[2,3]	(11.32)	3.11	21.56	6.01	(7.42)
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$55	$30	$12	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.49	1.50	1.48	1.65
Expenses including reductions	1.39	1.39	1.39	1.39	1.63
Net investment income	1.49	1.31	1.30	1.62	1.07
Portfolio turnover (%)	15	19	13	12	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$12.48	$12.31	$10.34	$9.87	$10.77
Net investment income[1]	0.07	0.06	0.05	0.07	0.07
Net realized and unrealized gain (loss) on investments	(1.63)	0.23	2.05	0.44	(0.93)
Total from investment operations	(1.56)	0.29	2.10	0.51	(0.86)
Less distributions
From net investment income	(0.02)	(0.12)	(0.13)	(0.04)	(0.04)
From net realized gain	(0.81)	—	—	—	—
Total distributions	(0.83)	(0.12)	(0.13)	(0.04)	(0.04)
Net asset value, end of period	$10.09	$12.48	$12.31	$10.34	$9.87
Total return (%)[2,3]	(11.95)	2.31	20.54	5.16	(7.97)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$2	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.18	2.19	2.20	2.18	3.13
Expenses including reductions	2.17	2.18	2.19	2.17	2.35
Net investment income	0.66	0.44	0.49	0.73	0.65
Portfolio turnover (%)	15	19	13	12	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	19

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$12.51	$12.33	$10.35	$9.88	$10.79
Net investment income[1]	0.13	0.09	0.17	0.12	0.18
Net realized and unrealized gain (loss) on investments	(1.60)	0.33	2.04	0.49	(0.93)
Total from investment operations	(1.47)	0.42	2.21	0.61	(0.75)
Less distributions
From net investment income	(0.15)	(0.24)	(0.23)	(0.14)	(0.16)
From net realized gain	(0.81)	—	—	—	—
Total distributions	(0.96)	(0.24)	(0.23)	(0.14)	(0.16)
Net asset value, end of period	$10.08	$12.51	$12.33	$10.35	$9.88
Total return (%)[2]	(11.07)	3.32	21.82	6.26	(6.92)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$6	$51	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.19	1.18	1.17	2.72
Expenses including reductions	1.19	1.18	1.18	1.16	1.23
Net investment income	1.24	0.75	1.55	1.28	1.76
Portfolio turnover (%)	15	19	13	12	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$12.51	$12.33	$12.21
Net investment income[2]	0.19	0.28	— [3]
Net realized and unrealized gain (loss) on investments	(1.65)	0.15	0.12
Total from investment operations	(1.46)	0.43	0.12
Less distributions
From net investment income	(0.16)	(0.25)	—
From net realized gain	(0.81)	—	—
Total distributions	(0.97)	(0.25)	—
Net asset value, end of period	$10.08	$12.51	$12.33
Total return (%)[4]	(10.97)	3.41	0.98 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$68	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.10	1.09 [7]
Expenses including reductions	1.07	1.09	1.08 [7]
Net investment income	1.80	2.17	10.62 [7]
Portfolio turnover (%)	15	19	13 [8]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	21

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$12.51	$12.33	$10.35	$9.88	$10.80
Net investment income[1]	0.21	0.20	0.18	0.18	0.17
Net realized and unrealized gain (loss) on investments	(1.67)	0.23	2.04	0.44	(0.92)
Total from investment operations	(1.46)	0.43	2.22	0.62	(0.75)
Less distributions
From net investment income	(0.16)	(0.25)	(0.24)	(0.15)	(0.17)
From net realized gain	(0.81)	—	—	—	—
Total distributions	(0.97)	(0.25)	(0.24)	(0.15)	(0.17)
Net asset value, end of period	$10.08	$12.51	$12.33	$10.35	$9.88
Total return (%)[2]	(10.96)	3.42	21.96	6.36	(6.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$637	$499	$531	$532	$700
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.08	1.08	1.05	1.06
Expenses including reductions	1.06	1.07	1.07	1.05	1.05
Net investment income	1.97	1.56	1.61	1.79	1.66
Portfolio turnover (%)	15	19	13	12	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair
ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	23

value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$49,920,312	$707,967	$49,181,009	$31,336
Austria	10,719,342	—	10,719,342	—
Belgium	13,432,746	—	13,431,082	1,664
Bermuda	1,092,932	—	1,092,932	—
Canada	68,707,409	67,741,491	965,035	883
China	448,458	—	448,458	—
Colombia	41,839	41,839	—	—
Denmark	15,512,344	—	15,512,344	—
Faeroe Islands	13,731	—	13,731	—
Finland	16,284,651	—	16,284,651	—
France	32,368,600	—	32,368,600	—
Gabon	47,714	—	47,714	—
Georgia	468,800	—	468,800	—
Germany	45,245,547	—	45,245,547	—
Gibraltar	143,832	—	143,832	—
Greece	37	—	—	37
24	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Greenland	$24,889	—	$24,889	—
Guernsey, Channel Islands	60,024	—	60,024	—
Hong Kong	17,115,509	$15,041	16,943,575	$156,893
Ireland	3,641,891	—	3,638,362	3,529
Isle of Man	860,294	—	860,294	—
Israel	9,426,467	40,467	9,386,000	—
Italy	30,058,924	—	30,058,903	21
Japan	173,801,041	—	173,801,041	—
Jersey, Channel Islands	1,512,021	—	1,512,021	—
Jordan	214,799	—	214,799	—
Liechtenstein	601,430	—	601,430	—
Luxembourg	2,450,322	—	2,450,322	—
Macau	107,412	—	107,412	—
Malaysia	511,579	—	511,579	—
Malta	422,335	—	422,335	—
Monaco	742,047	663,953	78,094	—
Mongolia	17,109	—	17,109	—
Netherlands	22,965,178	—	22,965,178	—
New Zealand	4,576,249	—	4,576,249	—
Norway	6,688,114	—	6,688,114	—
Peru	455,995	—	455,995	—
Philippines	12,872	—	12,872	—
Portugal	3,179,104	—	3,179,104	—
Russia	696,932	—	696,932	—
Singapore	8,464,680	—	8,307,503	157,177
South Africa	159,529	702	158,827	—
Spain	15,395,218	—	15,395,218	—
Sweden	25,675,610	—	25,675,610	—
Switzerland	38,824,383	—	38,824,383	—
Turkey	15,545	—	15,545	—
United Arab Emirates	48,288	—	48,288	—
United Kingdom	117,900,873	—	117,887,540	13,333
United States	3,419,123	1,844,058	1,575,065	—
Preferred securities	1,651,723	—	1,651,723	—
Rights	20,885	—	1,497	19,388
Warrants	122	122	—	—
Securities lending collateral	40,254,443	40,254,443	—	—
Total investments in securities	$786,421,253	$111,310,083	$674,726,909	$384,261
Derivatives:
Liabilities
Futures	$(74,775)	$(74,775)	—	—
ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	25

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $38,505,466 and received $40,256,958 of cash collateral.
In addition, non-cash collateral of approximately $1,822,735 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral cannot be sold or repledged by the fund, and accordingly, is not reflected in the fund's net assets.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
26	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $3,606.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	27

	August 31, 2019	August 31, 2018
Ordinary income	$9,379,614	$11,966,110
Long-term capital gains	42,400,231	—
Total	$51,779,845	$11,966,110
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $11,669,481 of undistributed ordinary income and of $12,440,394 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, wash sale loss deferrals and characterization of distributions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and
28	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2019, the fund used futures contracts to gain exposure to certain securities and as a substitute for securities purchased. The fund held futures contracts with USD notional values ranging $3.1 million to $6.5 million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin	Futures [1]	—	$(74,775)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$(450,068)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$16,014
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	29

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to 0.950% of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A shares” means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$46,751
Class C	129
Class I	352
Class	Expense reduction
Class R6	$4,724
Class NAV	41,436
Total	$93,392

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
30	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $173,603 for the year ended August 31, 2019. Of this amount, $29,923 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $143,680 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $3,405 and $466 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$160,885	$61,096
Class C	17,127	1,947
Class I	—	6,007
Class R6	—	8,145
Total	$178,012	$77,195
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	31

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$1,638,044	1	2.355%	($107)
Lender	$5,880,000	1	2.355%	$385
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,702,290	$18,208,547	2,445,970	$31,513,193
Distributions reinvested	472,793	4,378,066	50,992	654,232
Repurchased	(1,357,548)	(14,231,291)	(554,386)	(7,141,474)
Net increase	817,535	$8,355,322	1,942,576	$25,025,951
Class C shares
Sold	39,241	$423,507	53,322	$688,135
Distributions reinvested	13,739	128,049	1,619	20,839
Repurchased	(69,362)	(735,033)	(73,518)	(949,597)
Net decrease	(16,382)	$(183,477)	(18,577)	$(240,623)
Class I shares
Sold	397,232	$4,334,451	1,328,288	$17,162,429
Distributions reinvested	74,984	692,855	85,695	1,097,755
Repurchased	(723,798)	(7,542,028)	(5,068,351)	(69,196,719)
Net decrease	(251,582)	$(2,514,722)	(3,654,368)	$(50,936,535)
Class R6 shares
Sold	1,880,466	$19,871,075	6,030,959	$81,655,586
Distributions reinvested	582,742	5,384,532	55	700
Repurchased	(1,836,628)	(19,333,172)	(586,357)	(7,540,969)
Net increase	626,580	$5,922,435	5,444,657	$74,115,317
32	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	21,578,403	$224,577,480	936,696	$11,928,210
Distributions reinvested	4,458,479	41,196,342	795,577	10,191,339
Repurchased	(2,740,238)	(29,307,959)	(4,904,725)	(63,410,926)
Net increase (decrease)	23,296,644	$236,465,863	(3,172,452)	$(41,291,377)
Total net increase	24,472,795	$248,045,421	541,836	$6,672,733
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $309,075,215 and $101,494,818, respectively, for the year ended August 31, 2019.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 84.4% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	30.8%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	3,189,168	11,303,712	(10,470,292)	4,022,588	—	—	$(962)	$2,633	$40,254,443

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock International Small Company Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments (Summary of fund’s investments), of John Hancock International Small Company Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Income derived from foreign sources was $20,763,765. The fund intends to pass through foreign tax credits of $1,432,379.
The fund paid $4,140,238 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor), for John Hancock International Small Company Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       36

and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       37

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one-year period ended December 31, 2018 and for the period since inception. The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate. The Board also took into account the relatively recent inception period of the fund.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       38

amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       39

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       40

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       41

(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       42

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       43

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       44

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       45

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       46

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Dimensional Fund Advisors LP

Portfolio Managers

Jed S. Fogdall
Mary T. Phillips, CFA
Arun Keswani, CFA
Bhanu P. Singh

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       47

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF767023	424A 8/19 10/19

John Hancock

New Opportunities Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for stock markets in the United States during the 12 months ended August 31, 2019, with investor uncertainty surrounding trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear reasonably solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the threat of a recession increases. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
15	Financial statements
20	Financial highlights
30	Notes to financial statements
41	Report of independent registered public accounting firm
42	Tax information
43	Continuation of investment advisory and subadvisory agreements
50	Trustees and Officers
54	More information

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

Class A shares (without sales charge)1
Russell 2000 Growth Index
Russell 2000 Index
Morningstar U.S. small blend fund category average
–15.32
–11.02
–12.89
–12.49
6.11
10.62
7.89
6.31
4.15
8.06
6.41
4.76
10.91
13.06
11.59
10.55
1 year
3 year
5 year
10 year

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

Prior to September 6, 2019, the fund's primary benchmark was the Russell 2000 Index. Effective September 6, 2019, the fund's primary benchmark index is the Russell 2000 Growth Index. The Russell 2000 Growth Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary. Class NAV shares ceased operations on 3-13-19.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Small-cap stocks performed poorly during the period

Concerns about slowing global growth and uncertain U.S. trade policy contributed to a loss of 12.89% for the fund's benchmark, the Russell 2000 Index.

The fund underperformed the benchmark

While stock selection made a positive contribution to results, sector allocations detracted.

An overweight position in the energy sector was a key factor in the fund's shortfall

Small-cap energy stocks lagged significantly due to a sizable downturn in oil prices, pressuring the fund's relative performance.

SECTOR COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       3

Manager's discussion of fund performance

Note: Effective September 6, 2019, John Hancock New Opportunities Fund is managed solely by GW&K Investment Management. Prior to this date, the fund was managed by portfolio management teams at GW&K, Dimensional Fund Advisors L.P., and Brandywine Global Investment Management LLC. The discussion below reflects the views of all three portfolio management teams during the period.

Can you describe investment conditions during the 12 months ended August 31, 2019?

Small company stocks experienced a loss and finished well behind the major large-cap indexes. Small caps fell sharply in the span from early September to late December 2018, a time characterized by heightened investor concerns about slowing economic growth and the increasingly contentious trade dispute between the United States and China. Consistent with trends across the global markets, small caps recovered nicely in the first two months of 2019. However, the persistent uncertainty surrounding growth and trade caused the rally to stall in March and led to a gradual downtrend over the remainder of the period.

What elements of the fund's positioning helped and hurt results?

Dimensional, which employs a systematic approach that emphasizes more profitable companies trading at low price-to-book ratios, underperformed the

TOP 10 HOLDINGS AS OF 8/31/19 (%)

Grand Canyon Education, Inc.	3.3
HubSpot, Inc.	2.6
Rapid7, Inc.	2.5
SiteOne Landscape Supply, Inc.	2.5
Cardiovascular Systems, Inc.	2.3
Catalent, Inc.	2.3
Paylocity Holding Corp.	2.2
Exponent, Inc.	2.2
Five Below, Inc.	2.1
EPAM Systems, Inc.	2.0
TOTAL	24.0
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       4

Russell 2000 Value Index (down 14.89%), which more closely approximated its strategy than the fund's benchmark, the Russell 2000 Index. Sector allocations played a large role in the shortfall, especially an underweight in real estate. Additionally, the manager's emphasis on companies with lower price-to-book ratios detracted given the underperformance of deep value stocks. This approach led to an overweight in energy stocks, which detracted given the sector's sizable underperformance.

Brandywine invests in what its managers believed were undervalued stocks with high free cash flow and robust balance sheets. The manager underperformed the Russell 2000 Value Index. Sector allocations played a key role here, as well, with a sizable overweight in energy accounting for the majority of the underperformance. Individual stock selection made a solid contribution, highlighted by robust results in communication services, healthcare, and industrials. However, the benefits were offset somewhat by weaker selection in the consumer discretionary and information technology sectors.

GW&K, which invests in stocks of companies that have a history of generating consistent long-term earnings growth, outpaced the Russell 2000 Growth Index. Stock selection accounted for the majority of the outperformance, led by solid results in information technology, consumer discretionary, and healthcare. An overweight in technology was a further positive, but selection in financials detracted.

MANAGED BY

New Opportunities Fund is managed by a team of portfolio managers at GW&K Investment Management.

The views expressed in this report are exclusively those of the investment management teams at Brandywine Global, Dimensional, and GW&K, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-19.54	3.08	10.35	16.39	167.70
Class C1	-16.59	3.53	10.58	18.93	173.45
Class I1,2	-15.08	4.42	11.06	24.13	185.41
Class R1[1,2]	-15.60	3.97	10.82	21.46	179.27
Class R2[1,2]	-15.23	4.25	10.97	23.11	183.06
Class R3[1,2]	-15.46	4.04	10.85	21.88	180.22
Class R4[1,2]	-15.11	4.36	11.03	23.79	184.62
Class R5[1,2]	-14.99	4.51	11.10	24.65	186.61
Class R6[1,2]	-14.99	4.49	11.10	24.59	186.45
Class 1[2]	-15.04	4.46	11.05	24.36	185.23
Index 1†	-11.02	8.06	13.06	47.34	241.18
Index 2†	-12.89	6.41	11.59	36.40	199.38

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.18	1.93	0.94	1.58	1.33	1.48	1.19	0.88	0.83	1.05
Net (%)	1.16	1.91	0.90	1.56	1.31	1.46	1.07	0.86	0.81	0.85

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 2000 Growth Index; Index 2 is the Russell 2000 Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	8-31-09	27,345	27,345	34,118	29,938
Class I1,2	8-31-09	28,541	28,541	34,118	29,938
Class R1[1,2]	8-31-09	27,927	27,927	34,118	29,938
Class R2[1,2]	8-31-09	28,306	28,306	34,118	29,938
Class R3[1,2]	8-31-09	28,022	28,022	34,118	29,938
Class R4[1,2]	8-31-09	28,462	28,462	34,118	29,938
Class R5[1,2]	8-31-09	28,661	28,661	34,118	29,938
Class R6[1,2]	8-31-09	28,645	28,645	34,118	29,938
Class 1[2]	8-31-09	28,523	28,523	34,118	29,938

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Prior to September 6, 2019, the fund's primary benchmark was the Russell 2000 Index. Effective September 6, 2019, the fund's primary benchmark index is the Russell 2000 Growth Index. The Russell 2000 Growth Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

Footnotes related to performance pages

1	Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary. Class NAV shares ceased operations on 3-13-19.
2	For certain type of investors as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 939.10	$5.87	1.20%
	Hypothetical example	1,000.00	1,019.20	6.11	1.20%
Class C	Actual expenses/actual returns	1,000.00	935.90	9.32	1.91%
	Hypothetical example	1,000.00	1,015.60	9.70	1.91%
Class I	Actual expenses/actual returns	1,000.00	940.40	4.40	0.90%
	Hypothetical example	1,000.00	1,020.70	4.58	0.90%
Class R1	Actual expenses/actual returns	1,000.00	937.40	7.57	1.55%
	Hypothetical example	1,000.00	1,017.40	7.88	1.55%
Class R2	Actual expenses/actual returns	1,000.00	939.50	5.38	1.10%
	Hypothetical example	1,000.00	1,019.70	5.60	1.10%
Class R3	Actual expenses/actual returns	1,000.00	938.10	6.99	1.43%
	Hypothetical example	1,000.00	1,018.00	7.27	1.43%
Class R4	Actual expenses/actual returns	1,000.00	940.00	4.69	0.96%
	Hypothetical example	1,000.00	1,020.40	4.89	0.96%
Class R5	Actual expenses/actual returns	1,000.00	940.50	3.96	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Class R6	Actual expenses/actual returns	1,000.00	940.80	3.96	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Class 1	Actual expenses/actual returns	1,000.00	940.40	4.11	0.84%
	Hypothetical example	1,000.00	1,021.00	4.28	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

Fund’s investments
AS OF 8-31-19
	Shares	Value
Common stocks 97.0%		$311,285,489
(Cost $280,886,895)
Communication services 0.0%		25,707
Interactive media and services 0.0%
The Meet Group, Inc. (A)	3,982	13,738
Media 0.0%
A.H. Belo Corp., Class A	2,700	9,639
Media General, Inc. (A)(B)	5,000	480
Salem Media Group, Inc.	1,267	1,850
Consumer discretionary 13.9%		44,461,237
Auto components 2.0%
Fox Factory Holding Corp. (A)	90,601	6,526,896
Distributors 1.2%
Pool Corp.	19,671	3,862,991
Diversified consumer services 3.3%
Grand Canyon Education, Inc. (A)	83,747	10,518,541
Hotels, restaurants and leisure 2.6%
Churchill Downs, Inc.	43,171	5,321,257
Chuy's Holdings, Inc. (A)	116,834	2,964,079
Household durables 0.0%
VOXX International Corp. (A)	1,884	8,290
Internet and direct marketing retail 0.0%
Quotient Technology, Inc. (A)	1,238	9,087
Multiline retail 0.7%
Ollie's Bargain Outlet Holdings, Inc. (A)	41,543	2,303,559
Specialty retail 3.1%
Five Below, Inc. (A)	54,002	6,635,226
Lithia Motors, Inc., Class A	24,790	3,249,225
Textiles, apparel and luxury goods 1.0%
Oxford Industries, Inc.	43,882	3,062,086
Consumer staples 1.9%		6,137,928
Food and staples retailing 1.9%
Performance Food Group Company (A)	86,738	4,058,471
PriceSmart, Inc.	34,411	2,079,457
Energy 1.2%		3,732,995
Oil, gas and consumable fuels 1.2%
Matador Resources Company (A)	238,530	3,732,995
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 7.8%		$24,904,850
Banks 3.8%
Ameris Bancorp	124,060	4,365,671
Atlantic Union Bankshares Corp.	90,277	3,259,902
Pinnacle Financial Partners, Inc.	84,871	4,470,156
TierOne Corp. (A)(B)	1,301	0
Capital markets 2.2%
Houlihan Lokey, Inc.	96,642	4,269,644
Pzena Investment Management, Inc., Class A	33,057	268,753
Stifel Financial Corp.	44,922	2,399,733
Consumer finance 0.9%
Encore Capital Group, Inc. (A)	79,976	2,951,114
Diversified financial services 0.0%
First Eagle Private Credit LLC (A)(B)	16,196	4,204
Insurance 0.5%
Greenlight Capital Re, Ltd., Class A (A)	39,352	361,645
Heritage Insurance Holdings, Inc.	102,764	1,347,236
Maiden Holdings, Ltd.	1,490	715
Mortgage real estate investment trusts 0.1%
Anworth Mortgage Asset Corp.	115,734	358,775
Thrifts and mortgage finance 0.3%
Luther Burbank Corp.	81,004	847,302
Health care 26.2%		84,041,545
Biotechnology 7.0%
Aimmune Therapeutics, Inc. (A)	157,580	3,213,056
Amicus Therapeutics, Inc. (A)	351,529	3,476,622
Biohaven Pharmaceutical Holding Company, Ltd. (A)	83,482	3,271,660
Global Blood Therapeutics, Inc. (A)	81,833	3,762,681
Portola Pharmaceuticals, Inc. (A)	101,411	2,947,004
Retrophin, Inc. (A)	117,169	1,475,158
Vericel Corp. (A)	251,188	4,154,650
Health care equipment and supplies 7.5%
AtriCure, Inc. (A)	150,696	4,127,563
Cardiovascular Systems, Inc. (A)	154,256	7,470,618
Globus Medical, Inc., Class A (A)	121,019	6,180,440
ICU Medical, Inc. (A)	21,841	3,532,782
Wright Medical Group NV (A)	136,572	2,847,526
Health care providers and services 1.7%
Acadia Healthcare Company, Inc. (A)	56,713	1,500,626
LHC Group, Inc. (A)	34,188	4,051,278
MedCath Corp. (A)(B)	4,104	2,052
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

	Shares	Value
Health care (continued)
Health care technology 1.8%
Allscripts Healthcare Solutions, Inc. (A)	1,200	$10,896
HMS Holdings Corp. (A)	161,484	5,899,011
Life sciences tools and services 2.9%
Bruker Corp.	75,384	3,254,327
Syneos Health, Inc. (A)	114,337	6,006,123
Pharmaceuticals 5.3%
Catalent, Inc. (A)	138,441	7,301,378
Dova Pharmaceuticals, Inc. (A)	186,774	2,799,742
GW Pharmaceuticals PLC, ADR (A)	21,775	3,100,978
Zogenix, Inc. (A)	85,626	3,655,374
Industrials 18.2%		58,346,036
Aerospace and defense 1.5%
AAR Corp.	112,233	4,821,530
Building products 0.4%
JELD-WEN Holding, Inc. (A)	69,454	1,198,776
Commercial services and supplies 1.9%
Ritchie Brothers Auctioneers, Inc.	147,440	5,831,252
Team, Inc. (A)	17,348	285,895
Construction and engineering 0.4%
Dycom Industries, Inc. (A)	29,109	1,295,351
Electrical equipment 0.9%
Powell Industries, Inc.	4,898	177,895
Preformed Line Products Company	243	12,454
Thermon Group Holdings, Inc. (A)	128,760	2,800,530
Ultralife Corp. (A)	2,501	21,434
Machinery 6.8%
Helios Technologies, Inc.	47,365	2,026,748
Hyster-Yale Materials Handling, Inc.	11,116	606,378
John Bean Technologies Corp.	42,215	4,319,439
RBC Bearings, Inc. (A)	38,948	6,213,374
Spartan Motors, Inc.	235,347	2,967,726
Woodward, Inc.	52,637	5,676,900
Professional services 3.0%
Exponent, Inc.	99,605	7,060,998
Forrester Research, Inc.	78,041	2,721,290
Road and rail 0.8%
Knight-Swift Transportation Holdings, Inc.	70,652	2,412,059
Trading companies and distributors 2.5%
Rush Enterprises, Inc., Class B	307	11,414
SiteOne Landscape Supply, Inc. (A)	100,826	7,884,593
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 21.5%		$69,152,393
Communications equipment 0.1%
Finisar Corp. (A)	13,688	309,486
KVH Industries, Inc. (A)	269	2,502
NetScout Systems, Inc. (A)	1,867	41,354
Network-1 Technologies, Inc.	670	1,635
Electronic equipment, instruments and components 1.4%
ePlus, Inc. (A)	331	27,049
Insight Enterprises, Inc. (A)	429	20,618
Key Tronic Corp. (A)	1,016	5,182
Rogers Corp. (A)	33,992	4,501,221
SYNNEX Corp.	1,300	108,953
IT services 4.3%
EPAM Systems, Inc. (A)	34,152	6,534,302
ExlService Holdings, Inc. (A)	44,492	3,012,108
Virtusa Corp. (A)	114,851	4,150,715
Semiconductors and semiconductor equipment 5.8%
Amtech Systems, Inc. (A)	1,761	8,928
Cabot Microelectronics Corp.	29,831	3,718,434
Cohu, Inc.	890	10,609
Entegris, Inc.	97,598	4,180,122
inTEST Corp. (A)	1,466	6,157
MACOM Technology Solutions Holdings, Inc. (A)	94,424	1,854,487
ON Semiconductor Corp. (A)	3,866	68,815
Power Integrations, Inc.	36,987	3,292,583
Silicon Laboratories, Inc. (A)	49,785	5,426,565
Software 9.9%
Aware, Inc. (A)	702	2,071
Bottomline Technologies DE, Inc. (A)	56,523	2,331,009
HubSpot, Inc. (A)	41,954	8,377,375
Mimecast, Ltd. (A)	148,708	6,086,618
Monotype Imaging Holdings, Inc.	785	15,504
Paylocity Holding Corp. (A)	65,325	7,134,797
Rapid7, Inc. (A)	147,573	7,923,194
Materials 3.3%		10,714,040
Chemicals 3.3%
Balchem Corp.	60,164	5,341,962
PolyOne Corp.	167,825	5,372,078
Real estate 3.0%		9,768,758
Equity real estate investment trusts 3.0%
QTS Realty Trust, Inc., Class A	94,267	4,624,739
STAG Industrial, Inc.	176,892	5,144,019

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

	Yield (%)	Shares	Value
Short-term investments 2.9%			$9,387,807
(Cost $9,387,807)
Money market funds 2.9%			9,387,807
State Street Institutional Treasury Money Market Fund, Premier Class	2.0282(C)	2,442,876	2,442,876
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.0691(C)	6,944,931	6,944,931

Total investments (Cost $290,274,702) 99.9%	$320,673,296
Other assets and liabilities, net 0.1%	183,038
Total net assets 100.0%	$320,856,334

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 8-31-19.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $291,320,708. Net unrealized appreciation aggregated to $29,352,588, of which $37,659,978 related to gross unrealized appreciation and $8,307,390 related to gross unrealized depreciation.
14	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $290,274,702)	$320,673,296
Dividends and interest receivable	224,880
Receivable for fund shares sold	33,923
Receivable for investments sold	18,237,469
Receivable for securities lending income	11,631
Receivable from affiliates	13,861
Other assets	73,234
Total assets	339,268,294
Liabilities
Due to custodian	1,299
Payable for investments purchased	18,123,737
Payable for fund shares repurchased	117,038
Payable to affiliates
Accounting and legal services fees	20,509
Transfer agent fees	28,146
Distribution and service fees	86
Trustees' fees	190
Other liabilities and accrued expenses	120,955
Total liabilities	18,411,960
Net assets	$320,856,334
Net assets consist of
Paid-in capital	$289,049,680
Total distributable earnings (loss)	31,806,654
Net assets	$320,856,334

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	15

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($263,680,794 ÷ 11,879,343 shares)[1]	$22.20
Class C ($4,443,401 ÷ 207,181 shares)[1]	$21.45
Class I ($9,896,305 ÷ 444,979 shares)	$22.24
Class R1 ($378,019 ÷ 17,162 shares)	$22.03
Class R2 ($50,096 ÷ 2,255 shares)	$22.22
Class R3 ($80,880 ÷ 3,657 shares)	$22.12
Class R4 ($50,327 ÷ 2,264 shares)	$22.23
Class R5 ($36,866 ÷ 1,655 shares)	$22.27 [2]
Class R6 ($61,247 ÷ 2,754 shares)	$22.24
Class 1 ($42,178,399 ÷ 1,881,114 shares)	$22.42
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$23.37

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $22.27 is calculated using Net assets of $36,866.15 and Shares outstanding of 1,655.126.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Dividends	$5,281,741
Securities lending	271,132
Interest	123,592
Less foreign taxes withheld	(18,184)
Total investment income	5,658,281
Expenses
Investment management fees	3,967,604
Distribution and service fees	947,512
Accounting and legal services fees	78,999
Transfer agent fees	354,067
Trustees' fees	9,768
Custodian fees	56,035
State registration fees	133,259
Printing and postage	73,300
Professional fees	106,412
Other	48,765
Total expenses	5,775,721
Less expense reductions	(971,753)
Net expenses	4,803,968
Net investment income	854,313
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	23,247,896
Affiliated investments	5,045
Futures contracts	(38,841)
23,214,100
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(109,908,916)
Affiliated investments	(11,506)
(109,920,422)
Net realized and unrealized loss	(86,706,322)
Decrease in net assets from operations	$(85,852,009)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$854,313	$965,731
Net realized gain	23,214,100	68,928,621
Change in net unrealized appreciation (depreciation)	(109,920,422)	63,816,194
Increase (decrease) in net assets resulting from operations	(85,852,009)	133,710,546
Distributions to shareholders
From net investment income and net realized gain
Class A	(46,343,706)	—
Class C	(1,235,586)	—
Class I	(1,987,882)	—
Class R1	(57,184)	—
Class R2	(9,002)	—
Class R3	(12,095)	—
Class R4	(7,668)	—
Class R5	(7,341)	—
Class R6	(237,404)	—
Class 1	(7,701,038)	—
Class NAV[1]	(25,256,897)	—
From net investment income
Class A	—	(356,495)
Class I	—	(45,452)
Class R1	—	(94)
Class R2	—	(121)
Class R3	—	(7)
Class R4	—	(1,140)
Class R5	—	(224)
Class R6	—	(7,353)
Class 1	—	(245,768)
Class NAV	—	(798,431)
From net realized gain
Class A	—	(21,367,657)
Class C	—	(1,443,751)
Class I	—	(823,096)
Class R1	—	(28,543)
Class R2	—	(4,352)
Class R3	—	(4,340)
Class R4	—	(23,545)
Class R5	—	(3,339)
18	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year ended 8-31-19	Year ended 8-31-18
Class R6	—	$(109,408)
Class 1	—	(3,922,799)
Class NAV	—	(11,597,205)
Total distributions	(82,855,803)	(40,783,120)
From fund share transactions	(130,280,622)	(8,748,245)
Total increase (decrease)	(298,988,434)	84,179,181
Net assets
Beginning of year	619,844,768	535,665,587
End of year[2]	$320,856,334	$619,844,768

[1]	Class NAV shares were liquidated on March 13, 2019.
[2]	Net assets - End of year includes undistributed net investment income of $336,320 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	19

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$31.99	$27.28	$24.38	$25.43	$27.07
Net investment income (loss)[2]	0.02	0.01	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(5.49)	6.75	2.98	1.15	(1.63)
Total from investment operations	(5.47)	6.76	2.99	1.16	(1.64)
Less distributions
From net investment income	(0.01)	(0.03)	(0.02)	—	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.32)	(2.05)	(0.09)	(2.21)	—
Net asset value, end of period	$22.20	$31.99	$27.28	$24.38	$25.43
Total return (%)[3,4]	(15.32)	25.66	12.27	5.17	(6.06) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$264	$352	$297	$299	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42	1.40	1.42	1.54	1.62 [7]
Expenses including reductions	1.20	1.20	1.21	1.22	1.44 [7]
Net investment income (loss)	0.08	0.02	0.05	0.06	(0.12) [7]
Portfolio turnover (%)	73	52	41	49 [8]	78 [9]

[1]	The inception date for Class A shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$31.27	$26.86	$24.15	$25.39	$27.07
Net investment loss[2]	(0.15)	(0.19)	(0.17)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investments	(5.36)	6.62	2.95	1.12	(1.62)
Total from investment operations	(5.51)	6.43	2.78	0.97	(1.68)
Less distributions
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Net asset value, end of period	$21.45	$31.27	$26.86	$24.15	$25.39
Total return (%)[3,4]	(15.90)	24.76	11.52	4.38	(6.21) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$9	$20	$21	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.13	2.10	2.12	2.24	2.31 [7]
Expenses including reductions	1.91	1.90	1.91	1.93	2.14 [7]
Net investment loss	(0.63)	(0.68)	(0.65)	(0.64)	(0.83) [7]
Portfolio turnover (%)	73	52	41	49 [8]	78 [9]

[1]	The inception date for Class C shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	21

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$32.07	$27.33	$24.41	$25.45	$27.07
Net investment income[2]	0.09	0.09	0.10	0.09	0.01
Net realized and unrealized gain (loss) on investments	(5.51)	6.78	2.98	1.15	(1.63)
Total from investment operations	(5.42)	6.87	3.08	1.24	(1.62)
Less distributions
From net investment income	(0.10)	(0.11)	(0.09)	(0.07)	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.41)	(2.13)	(0.16)	(2.28)	—
Net asset value, end of period	$22.24	$32.07	$27.33	$24.41	$25.45
Total return (%)[3]	(15.08)	26.06	12.61	5.50	(5.98) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$15	$11	$9	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.11	1.11	1.23	1.30 [6]
Expenses including reductions	0.90	0.90	0.90	0.92	1.13 [6]
Net investment income	0.38	0.32	0.38	0.37	0.18 [6]
Portfolio turnover (%)	73	52	41	49 [7]	78 [8]

[1]	The inception date for Class I shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
22	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R1 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$31.86	$27.24	$24.35	$25.42	$27.07
Net investment loss[2]	(0.07)	(0.09)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(5.45)	6.74	2.97	1.16	(1.63)
Total from investment operations	(5.52)	6.65	2.96	1.14	(1.65)
Less distributions
From net investment income	—	(0.01)	—	—	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.31)	(2.03)	(0.07)	(2.21)	—
Net asset value, end of period	$22.03	$31.86	$27.24	$24.35	$25.42
Total return (%)[3]	(15.60)	25.23	12.16	5.09	(6.10) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	1.72	1.52	1.64	1.71 [6]
Expenses including reductions	1.55	1.52	1.31	1.42	1.63 [6]
Net investment loss	(0.27)	(0.29)	(0.04)	(0.07)	(0.32) [6]
Portfolio turnover (%)	73	52	41	49 [7]	78 [8]

[1]	The inception date for Class R1 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	23

CLASS R2 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$32.02	$27.30	$24.41	$25.44	$27.07
Net investment income (loss)[2]	0.04	0.04	0.03	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	(5.49)	6.76	2.98	1.16	(1.62)
Total from investment operations	(5.45)	6.80	3.01	1.20	(1.63)
Less distributions
From net investment income	(0.04)	(0.06)	(0.05)	(0.02)	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.35)	(2.08)	(0.12)	(2.23)	—
Net asset value, end of period	$22.22	$32.02	$27.30	$24.41	$25.44
Total return (%)[3]	(15.23)	25.78	12.34	5.34	(6.02) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	1.29	1.33	1.39	1.46 [6]
Expenses including reductions	1.11	1.09	1.12	1.17	1.38 [6]
Net investment income (loss)	0.18	0.14	0.13	0.17	(0.07) [6]
Portfolio turnover (%)	73	52	41	49 [7]	78 [8]

[1]	The inception date for Class R2 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
24	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R3 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$31.92	$27.23	$24.35	$25.42	$27.07
Net investment loss[2]	(0.03)	(0.03)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(5.46)	6.74	2.96	1.16	(1.63)
Total from investment operations	(5.49)	6.71	2.95	1.14	(1.65)
Less distributions
From net investment income	—	— [3]	—	—	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.31)	(2.02)	(0.07)	(2.21)	—
Net asset value, end of period	$22.12	$31.92	$27.23	$24.35	$25.42
Total return (%)[4]	(15.46)	25.50	12.12	5.09	(6.10) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61	1.53	1.53	1.64	1.71 [7]
Expenses including reductions	1.39	1.33	1.32	1.42	1.63 [7]
Net investment loss	(0.11)	(0.10)	(0.06)	(0.07)	(0.32) [7]
Portfolio turnover (%)	73	52	41	49 [8]	78 [9]

[1]	The inception date for Class R3 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	25

CLASS R4 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$32.05	$27.34	$24.41	$25.44	$27.07
Net investment income[2]	0.08	0.08	0.12	0.07	— [3]
Net realized and unrealized gain (loss) on investments	(5.51)	6.75	2.95	1.16	(1.63)
Total from investment operations	(5.43)	6.83	3.07	1.23	(1.63)
Less distributions
From net investment income	(0.08)	(0.10)	(0.07)	(0.05)	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.39)	(2.12)	(0.14)	(2.26)	—
Net asset value, end of period	$22.23	$32.05	$27.34	$24.41	$25.44
Total return (%)[4]	(15.11)	25.92	12.55	5.46	(6.02) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	1.35	1.27	1.39	1.46 [7]
Expenses including reductions	0.96	0.96	0.95	1.07	1.28 [7]
Net investment income	0.33	0.27	0.46	0.28	0.03 [7]
Portfolio turnover (%)	73	52	41	49 [8]	78 [9]

[1]	The inception date for Class R4 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
26	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$32.11	$27.37	$24.43	$25.46	$27.07
Net investment income[2]	0.12	0.14	0.12	0.10	0.02
Net realized and unrealized gain (loss) on investments	(5.52)	6.76	2.99	1.16	(1.63)
Total from investment operations	(5.40)	6.90	3.11	1.26	(1.61)
Less distributions
From net investment income	(0.13)	(0.14)	(0.10)	(0.08)	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.44)	(2.16)	(0.17)	(2.29)	—
Net asset value, end of period	$22.27	$32.11	$27.37	$24.43	$25.46
Total return (%)[3]	(14.99)	26.17	12.72	5.59	(5.95) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.00	1.02	1.14	1.21 [6]
Expenses including reductions	0.81	0.80	0.81	0.92	1.09 [6]
Net investment income	0.48	0.46	0.46	0.43	0.22 [6]
Portfolio turnover (%)	73	52	41	49 [7]	78 [8]

[1]	The inception date for Class R5 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	27

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$32.07	$27.34	$24.40	$25.46	$27.07
Net investment income[2]	0.11	0.12	0.12	0.10	0.01
Net realized and unrealized gain (loss) on investments	(5.51)	6.77	2.99	1.14	(1.62)
Total from investment operations	(5.40)	6.89	3.11	1.24	(1.61)
Less distributions
From net investment income	(0.12)	(0.14)	(0.10)	(0.09)	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.43)	(2.16)	(0.17)	(2.30)	—
Net asset value, end of period	$22.24	$32.07	$27.34	$24.40	$25.46
Total return (%)[3]	(14.99)	26.16	12.73	5.52	(5.95) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$2	$2	$2	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.00	1.02	1.14	1.21 [6]
Expenses including reductions	0.81	0.80	0.80	0.90	1.11 [6]
Net investment income	0.45	0.42	0.46	0.41	0.19 [6]
Portfolio turnover (%)	73	52	41	49 [7]	78 [8]

[1]	The inception date for Class R6 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
28	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$32.29	$27.51	$24.56	$25.59	$30.84
Net investment income[1]	0.11	0.11	0.11	0.09	0.07
Net realized and unrealized gain (loss) on investments	(5.56)	6.82	3.01	1.17	(0.67)
Total from investment operations	(5.45)	6.93	3.12	1.26	(0.60)
Less distributions
From net investment income	(0.11)	(0.13)	(0.10)	(0.08)	(0.03)
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	(4.62)
Total distributions	(4.42)	(2.15)	(0.17)	(2.29)	(4.65)
Net asset value, end of period	$22.42	$32.29	$27.51	$24.56	$25.59
Total return (%)[2]	(15.04)	26.10	12.71	5.56	(2.44)
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$59	$56	$55	$62
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.04	1.05	1.17	1.13
Expenses including reductions	0.84	0.84	0.84	0.95	1.05
Net investment income	0.44	0.38	0.43	0.40	0.25
Portfolio turnover (%)	73	52	41	49 [3]	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	29

Notes to financial statements
Note 1—Organization
John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
30	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$25,707	$25,227	—	$480
Consumer discretionary	44,461,237	44,461,237	—	—
Consumer staples	6,137,928	6,137,928	—	—
Energy	3,732,995	3,732,995	—	—
Financials	24,904,850	24,900,646	—	4,204
Health care	84,041,545	84,039,493	—	2,052
Industrials	58,346,036	58,346,036	—	—
Information technology	69,152,393	69,152,393	—	—
Materials	10,714,040	10,714,040	—	—
Real estate	9,768,758	9,768,758	—	—
Short-term investments	9,387,807	9,387,807	—	—
Total investments in securities	$320,673,296	$320,666,560	—	$6,736
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	31

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2019, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar
32	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $3,029.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $8,120,731 that are a result of security transactions occurring after October 31, 2018, are treated as occurring on September 1, 2019, the first day of the fund’s next taxable year.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$24,400,236	$19,626,114
Long-term capital gains	58,455,567	21,157,006
Total	$82,855,803	$40,783,120
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $10,574,799 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	33

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2019, the fund used futures contracts to substitute for securities purchase. The fund held futures contracts with USD notional values ranging up to $23.2 million, as measured during the period. There were no open futures contracts as of August 31, 2019.
34	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$(38,841)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $2 billion of the fund’s aggregate daily net assets; and (b) 0.850% of the fund’s aggregate daily net assets in excess of $2 billion. Aggregate net assets include the net assets of the fund and Small Cap Opportunities Trust, a series of John Hancock Variable Investment Trust. The Advisor has subadvisory agreements with Brandywine Global Investment Management, LLC; Dimensional Fund Advisors LP; and GW&K Investment Management, LLC. Subsequent to the period end, GW&K Investment Management, LLC became the sole subadvisor on September 6, 2019. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average daily net assets of the fund. For the purpose of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees, borrowing costs, prime brokerage fees and short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	35

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C and Class I shares exceed 1.21%, 1.91% and 0.90%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C and Class I shares” means all expenses of the fund plus class specific expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, borrowing costs, prime brokerage fees and short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of the subadvisory fees does not exceed 0.45% of the fund’s average daily net assets. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$649,733
Class C	15,565
Class I	27,987
Class R1	849
Class R2	117
Class R3	176
Class	Expense reduction
Class R4	$102
Class R5	92
Class R6	3,063
Class 1	107,525
Class NAV	166,498
Total	$971,707

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.68% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as indicated in the below table, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
36	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
Prior to July 1, 2019, Rule 12b-1 fees payable by the fund's Class A shares was 0.30%.
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $46 for Class R4 shares for the year ended August 31, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $61,001 for the year ended August 31, 2019. Of this amount, $9,465 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $49,357 was paid as sales commissions to broker-dealers and $2,179 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $710 and $70 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$849,240	$330,966
ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	37

Class	Distribution and service fees	Transfer agent fees
Class C	$70,601	$8,014
Class I	—	14,826
Class R1	2,820	49
Class R2	159	7
Class R3	453	10
Class R4	114	6
Class R5	—	5
Class R6	—	184
Class 1	24,125	—
Total	$947,512	$354,067
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$14,345,537	1	2.350%	($936)
Lender	$2,723,626	2	2.350%	$356
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	383,317	$9,046,488	666,007	$19,699,571
Distributions reinvested	2,181,016	42,813,326	694,905	19,909,029
Repurchased	(1,678,654)	(39,690,836)	(1,259,950)	(37,092,688)
Net increase	885,679	$12,168,978	100,962	$2,515,912
Class C shares
Sold	23,624	$554,379	33,496	$984,349
Distributions reinvested	48,347	921,498	44,938	1,264,992
Repurchased	(160,639)	(3,613,473)	(530,502)	(15,339,853)
Net decrease	(88,668)	$(2,137,596)	(452,068)	$(13,090,512)
38	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class I shares
Sold	117,637	$2,874,371	144,321	$4,312,556
Distributions reinvested	97,633	1,916,539	28,959	829,956
Repurchased	(233,649)	(5,508,527)	(116,639)	(3,406,582)
Net increase (decrease)	(18,379)	$(717,617)	56,641	$1,735,930
Class R1 shares
Sold	1,091	$25,594	13,555	$372,138
Distributions reinvested	2,928	57,184	883	25,267
Repurchased	(41)	(1,082)	(5,172)	(152,213)
Net increase	3,978	$81,696	9,266	$245,192
Class R2 shares
Sold	197	$5,167	625	$18,636
Distributions reinvested	91	1,780	36	1,030
Repurchased	—	—	(2,388)	(71,998)
Net increase (decrease)	288	$6,947	(1,727)	$(52,332)
Class R3 shares
Sold	901	$22,061	395	$11,551
Distributions reinvested	251	4,922	34	982
Repurchased	(72)	(1,682)	(2,029)	(60,810)
Net increase (decrease)	1,080	$25,301	(1,600)	$(48,277)
Class R4 shares
Sold	507	$11,986	2,103	$63,023
Distributions reinvested	20	382	861	24,685
Repurchased	—	(1)	(21,331)	(630,697)
Net increase (decrease)	527	$12,367	(18,367)	$(542,989)
Class R5 shares
Repurchased	—	—	(2,039)	$(60,783)
Net decrease	—	—	(2,039)	$(60,783)
Class R6 shares
Sold	2,846	$68,092	2,632	$78,346
Distributions reinvested	12,100	237,404	4,075	116,761
Repurchased	(69,059)	(1,673,446)	(7,300)	(218,112)
Net decrease	(54,113)	$(1,367,950)	(593)	$(23,005)
ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	39

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	121,720	$3,026,397	156,749	$4,689,393
Distributions reinvested	389,335	7,701,038	144,491	4,168,567
Repurchased	(469,339)	(11,534,099)	(503,385)	(14,974,690)
Net increase (decrease)	41,716	$(806,664)	(202,145)	$(6,116,730)
Class NAV shares[1]
Sold	93,479	$2,437,091	733,825	$21,659,407
Distributions reinvested	1,287,304	25,256,897	432,658	12,395,637
Repurchased	(7,059,277)	(165,240,072)	(922,592)	(27,365,695)
Net increase (decrease)	(5,678,494)	$(137,546,084)	243,891	$6,689,349
Total net decrease	(4,906,386)	$(130,280,622)	(267,779)	$(8,748,245)

[1]	Class NAV shares were liquidated on March 13, 2019.
Affiliates of the fund owned shares of the following classes on August 31, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.
Class	% by Class
Class R2	74%
Class R3	46%
Class R4	73%
Class R5	100%
Class 1	100%
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $320,799,801 and $534,552,842, respectively, for the year ended August 31, 2019.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	6,244,344	15,407,345	(21,651,689)	—	—	—	$5,045	$(11,506)	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
40	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock New Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock New Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $58,455,567 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
42	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreements (the Subadvisory Agreements) with Brandywine Global Investment Management, LLC (Brandywine), Dimensional Fund Advisors LP (Dimensional), Gannett Welsh & Kotler, LLC (GW&K) and Invesco Advisers, Inc. (Invesco) (collectively, the Subadvisors) for John Hancock New Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from each Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

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and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by each Subadvisor, and is also responsible for monitoring and reviewing the activities of each Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one-and three-year periods ended December 31, 2018.. The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate. In addition, the Board took into account potential actions management was considering taking with respect to the Fund, as discussed further below.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and each Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and total expenses for the fund are higher than the peer group median.

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The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm's length with respect to each Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisors' services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to the Subadvisors' businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisorys fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and Subadvisors.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to each Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or

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investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreements with the Subadvisors, which are not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisors from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisors) of any material relationships with respect to the Subadvisors, which include arrangements in which the Subadvisors or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisors' relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by each Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the

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performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor's focus on the Subadvisors' performance. The Board also noted the Subadvisors' long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

Board Consideration of Termination of Brandywine and Dimensional Subadvisory Agreements

At its in-person meeting held on June 23-26, 2019, the Board, including the Independent Trustees, approved the termination of the Brandywine Subadvisory Agreement and Dimensional Subadvisory Agreements (together, the Terminated Subadvisory Agreements) with respect to the Fund. In considering the termination of the Terminated Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to management's proposal that GW&K continue as sole subadvisor to the fund, including comparative performance, fee and expense information for Brandywine, Dimensional and GW&K, and other pertinent information. The Board also took into account discussions with management regarding the termination of the Terminated Subadvisory Agreements and the continuation of GW&K as sole subadvisor to the fund. The information received and considered by the Board was both written and oral. Throughout the process, the Board asked questions of and requested additional information from management. The Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

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Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       53

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

GW & K Investment Management, LLC

Portfolio Managers

Joseph C. Craigen, CFA
Daniel L. Miller, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       54

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

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Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942571	452A 8/19 10/19

John Hancock

Disciplined Alternative Yield Fund

(formerly John Hancock Redwood Fund)

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for stock markets in the United States during the 12 months ended August 31, 2019, with investor uncertainty surrounding trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear reasonably solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the threat of a recession increases. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Alternative Yield Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
18	Financial statements
21	Financial highlights
26	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Continuation of investment advisory and subadvisory agreements
44	Trustees and Officers
48	More information

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund creates alternative yield instruments which are built by creating positions that consist of owning a long stock position and short in-the-money call option. Through these alternative yield positions, the fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks and is included as a broad measure of market performance.

The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of three month U.S. treasury bills.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       2

difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       3

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. equities endured trade, growth headwinds

Aided by more accommodative monetary policy, U.S. stocks rebounded from several sell-offs sparked by a heightening trade war with China and a slowing global economy, to manage gains for the period.

Cyclicals exposure weighed on performance

The fund produced a positive return but underperformed its primary benchmark due to the sharp equity sell-off in late 2018 that particularly hurt its cyclicals exposure in financials, energy, and information technology stocks.

Normalizing volatility trends were beneficial

A rise in volatility toward normal levels enabled the fund's buy/write strategy to capture higher yields and strong returns, particularly in the second half of the period.

SECTOR COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       4

Manager's discussion of fund performance

Note: Effective January 22, 2019, John Hancock Redwood Fund was renamed John Hancock Disciplined Alternative Yield Fund.

What factors most influenced the U.S. economy and equity markets during the 12 months ended August 31, 2019?

U.S. equity markets endured several steep drawdowns yet managed to finish with slight gains. A worsening trade war between the United States and China, fears of a global economic slowdown, and tightening monetary policy from the U.S. Federal Reserve (Fed) sent stocks down significantly in December. However, a more accommodative tone from the Fed in early 2019—culminating with the first cut in short-term interest rates in more than a decade in July—helped enable a market rebound.

How did the volatility environment affect fund performance compared to the overall stock market and its benchmark, the ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index?

The fund's strategy seeks to generate performance by taking advantage of normal to above-average levels of volatility to capture higher yields from our buy/write strategy. A normalizing volatility environment allowed us to turn over the portfolio and increase the overall potential yield, particularly in the second half of the period. Despite an improving volatility environment, the fund still underperformed due to the sharp equity sell-off in the fourth quarter of 2018, which disproportionately punished cyclical sectors including our financials, energy, and information

TOP 10 HOLDINGS AS OF 8/31/19 (%)

Citigroup, Inc.	9.6
Las Vegas Sands Corp.	3.7
Alphabet, Inc., Class A	3.4
Diamondback Energy, Inc.	3.3
HCA Healthcare, Inc.	3.2
CVS Health Corp.	3.0
Intel Corp.	2.9
Lowe's Companies, Inc.	2.9
JPMorgan Chase & Co.	2.6
Delta Air Lines, Inc.	2.6
TOTAL	37.2
As a percentage of total investments.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       5

technology holdings. While the fund's near-term performance can be affected by net equity exposure that is lower than comparable portfolios that hold only long-only stock positions, it's important to note that as long as stock prices remain among breakeven levels, we have the ability to recoup short-term losses as options move toward expiration.

An unprofitable buy/write position in department store operator Macy's, Inc. was the most significant detractor from performance. The shares fell sharply on weak holiday and back-to-school sales as it faced stiffer competition from online retailers. Buy/write positions in oil exploration and production companies Parsley Energy, Inc. and Cimarex Energy Company also hurt results as falling oil prices weighed on earnings.

Several profitable buy/write positions in cyclical sectors were the leading contributors to performance. Global bank Citigroup, Inc. traded in a range that enabled the fund to collect premium income on most of its call options. Performance was also aided by buy/write positions in smartphone and digital media provider Apple, Inc., which traded lower on weakening iPhone sales, and Alphabet, Inc., the parent of the Google search engine.

What noteworthy changes did you make to the portfolio during the period?

We increased exposure to the communication services, energy, and healthcare sectors and decreased exposure to the financials and consumer discretionary sectors. Within communication services, we added broadcaster Fox Corp., and in healthcare, we took advantage of heightened volatility by establishing a buy/write position in CVS Health Corp.

MANAGED BY

Todd G. Hawthorne On the fund since inception Investing since 1997

The views expressed in this report are exclusively those of Todd G. Hawthorne, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of Orix Corporation of Japan.
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A2	-4.40	0.79	2.85	4.00	24.99
Class C2	-1.03	1.13	3.09	5.77	27.27
Class I2,3	0.84	2.13	3.75	11.13	33.83
Class R6[2,3]	1.05	2.29	3.86	12.01	35.01
Class NAV[3]	0.97	2.28	3.86	11.93	35.02
Index 1†	2.92	10.11	14.88	61.89	200.29
Index 2†	2.36	0.95	0.62	4.83	5.05

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charges (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.84	2.54	1.55	1.45	1.43
Net (%)	1.83	2.53	1.54	1.44	1.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Alternative Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	9-29-11	12,727	12,727	30,029	10,505
Class I2,3	9-29-11	13,383	13,383	30,029	10,505
Class R6[2,3]	9-29-11	13,501	13,501	30,029	10,505
Class NAV[3]	9-29-11	13,502	13,502	30,029	10,505

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks and is included as a broad measure of market performance.

The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of three-month U.S. treasury bills.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 9-29-11.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13; Class C shares were first offered on 6-27-14. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,012.00	$ 9.18	1.81%
	Hypothetical example	1,000.00	1,016.10	9.20	1.81%
Class C	Actual expenses/actual returns	1,000.00	1,008.60	12.71	2.51%
	Hypothetical example	1,000.00	1,012.60	12.73	2.51%
Class I	Actual expenses/actual returns	1,000.00	1,012.80	7.71	1.52%
	Hypothetical example	1,000.00	1,017.50	7.73	1.52%
Class R6	Actual expenses/actual returns	1,000.00	1,014.50	7.16	1.41%
	Hypothetical example	1,000.00	1,018.10	7.17	1.41%
Class NAV	Actual expenses/actual returns	1,000.00	1,013.60	7.05	1.39%
	Hypothetical example	1,000.00	1,018.20	7.07	1.39%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
10	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | ANNUAL REPORT

Fund’s investments
AS OF 8-31-19
	Shares	Value
Common stocks 105.4%		$88,476,643
(Cost $88,624,509)
Communication services 14.1%		11,846,650
Diversified telecommunication services 2.9%
AT&T, Inc. (A)	68,513	2,415,768
Interactive media and services 4.0%
Alphabet, Inc., Class A (A)(B)	2,800	3,333,484
Media 7.2%
Comcast Corp., Class A (A)	36,700	1,624,342
Fox Corp., Class A (A)	62,800	2,083,076
Liberty Global PLC, Series C (A)(B)	91,500	2,389,980
Consumer discretionary 15.7%		13,216,272
Auto components 0.7%
Lear Corp. (A)	5,600	628,656
Hotels, restaurants and leisure 5.3%
Las Vegas Sands Corp. (A)	66,000	3,661,019
Wyndham Hotels & Resorts, Inc.	14,800	760,424
Internet and direct marketing retail 1.6%
Booking Holdings, Inc. (A)(B)	700	1,376,487
Multiline retail 2.0%
Dollar General Corp.	6,000	936,540
Macy's, Inc. (A)	47,700	704,052
Specialty retail 5.4%
Dick's Sporting Goods, Inc. (A)	51,600	1,756,464
Lowe's Companies, Inc. (A)	24,900	2,793,780
Textiles, apparel and luxury goods 0.7%
Tapestry, Inc. (A)	29,000	598,850
Consumer staples 2.6%		2,176,192
Food and staples retailing 2.6%
The Kroger Company (A)	91,900	2,176,192
Energy 10.5%		8,814,235
Oil, gas and consumable fuels 10.5%
Cimarex Energy Company (A)	12,700	543,306
Diamondback Energy, Inc. (A)	32,800	3,217,024
EOG Resources, Inc. (A)	31,900	2,366,661
Marathon Petroleum Corp. (A)	14,100	693,861
Parsley Energy, Inc., Class A (A)(B)	111,300	1,993,383
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	11

	Shares	Value
Financials 26.8%		$22,493,078
Banks 17.9%
Bank of America Corp. (A)	88,800	2,442,888
Citigroup, Inc. (A)	145,900	9,388,666
JPMorgan Chase & Co. (A)	23,600	2,592,696
Wells Fargo & Company (A)	13,500	628,695
Capital markets 5.2%
TD Ameritrade Holding Corp. (A)	45,800	2,033,978
The Goldman Sachs Group, Inc. (A)	11,300	2,304,183
Consumer finance 2.0%
Capital One Financial Corp.	19,200	1,663,104
Insurance 1.7%
Everest Re Group, Ltd. (A)	6,100	1,438,868
Health care 10.9%		9,110,256
Biotechnology 1.2%
Gilead Sciences, Inc. (A)	15,000	953,100
Health care providers and services 9.7%
CVS Health Corp. (A)	48,100	2,930,252
HCA Healthcare, Inc. (A)	26,000	3,125,200
McKesson Corp. (A)	15,200	2,101,704
Industrials 5.5%		4,619,460
Aerospace and defense 2.4%
The Boeing Company (A)	5,600	2,038,904
Airlines 3.1%
Delta Air Lines, Inc. (A)	44,600	2,580,556
Information technology 16.3%		13,679,057
Semiconductors and semiconductor equipment 9.9%
Broadcom, Inc.	5,700	1,611,048
Intel Corp. (A)	59,700	2,830,377
KLA Corp.	11,100	1,641,690
Micron Technology, Inc. (B)	49,300	2,231,811
Technology hardware, storage and peripherals 6.4%
Apple, Inc. (A)	9,100	1,899,534
HP, Inc. (A)	90,100	1,647,929
NetApp, Inc. (A)	37,800	1,816,668
Materials 0.9%		779,736
Chemicals 0.9%
The Mosaic Company (A)	42,400	779,736
12	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 2.1%		$1,741,707
Electric utilities 2.1%
Edison International	24,100	1,741,707

	Yield (%)	Shares	Value
Short-term investments 11.2%			$9,391,640
(Cost $9,391,640)
Money market funds 11.2%			9,391,640
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.0691(C)	9,391,640	9,391,640

Total investments (Cost $98,016,149) 116.6%	$97,868,283
Other assets and liabilities, net (16.6%)	(13,930,044)
Total net assets 100.0%	$83,938,239

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 8-31-19 was $56,173,110.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 8-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	13

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Alphabet, Inc., Class A	USD	1,070.00	Nov 2019	20	2,000	$303,933	$(285,200)
Exchange-traded	Alphabet, Inc., Class A	USD	1,100.00	Dec 2019	8	800	110,435	(102,480)
Exchange-traded	Apple, Inc.	USD	170.00	Sep 2019	51	5,100	170,232	(198,390)
Exchange-traded	Apple, Inc.	USD	185.00	Jun 2020	40	4,000	132,062	(141,200)
Exchange-traded	AT&T, Inc.	USD	29.00	Oct 2019	4	400	1,068	(2,580)
Exchange-traded	AT&T, Inc.	USD	31.00	Oct 2019	319	31,900	77,592	(140,360)
Exchange-traded	AT&T, Inc.	USD	31.00	Jan 2020	362	36,200	120,168	(164,710)
Exchange-traded	Bank of America Corp.	USD	24.00	Sep 2019	156	15,600	72,844	(54,990)
Exchange-traded	Bank of America Corp.	USD	22.00	Feb 2020	732	73,200	378,613	(430,050)
Exchange-traded	Booking Holdings, Inc.	USD	1,520.00	Jan 2020	7	700	251,869	(332,885)
Exchange-traded	Broadcom, Inc.	USD	220.00	Sep 2019	57	5,700	352,652	(361,380)
Exchange-traded	Capital One Financial Corp.	USD	75.00	Dec 2019	97	9,700	126,482	(130,465)
Exchange-traded	Capital One Financial Corp.	USD	77.50	Jan 2020	95	9,500	138,313	(113,050)
Exchange-traded	Cimarex Energy Company	USD	70.00	Dec 2019	127	12,700	107,563	(2,540)
Exchange-traded	Citigroup, Inc.	USD	57.50	Dec 2019	567	56,700	637,018	(473,445)
Exchange-traded	Citigroup, Inc.	USD	62.50	Jan 2020	892	89,200	914,378	(470,530)
Exchange-traded	Comcast Corp., Class A	USD	30.00	Jan 2020	367	36,700	270,463	(529,398)
Exchange-traded	CVS Health Corp.	USD	55.00	Jan 2020	180	18,000	213,650	(135,900)
Exchange-traded	CVS Health Corp.	USD	47.50	Feb 2020	301	30,100	289,909	(422,905)
Exchange-traded	Delta Air Lines, Inc.	USD	50.00	Dec 2019	205	20,500	209,088	(182,450)
Exchange-traded	Delta Air Lines, Inc.	USD	38.00	Jan 2020	26	2,600	30,783	(52,715)
Exchange-traded	Delta Air Lines, Inc.	USD	45.00	Mar 2020	215	21,500	289,376	(297,238)
Exchange-traded	Diamondback Energy, Inc.	USD	85.00	Sep 2019	100	10,000	318,364	(134,994)
Exchange-traded	Diamondback Energy, Inc.	USD	90.00	Sep 2019	228	22,800	341,304	(208,620)
Exchange-traded	Dick's Sporting Goods, Inc.	USD	26.00	Jan 2020	289	28,900	279,307	(249,985)
14	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	Dick's Sporting Goods, Inc.	USD	28.00	Jan 2020	227	22,700	$219,496	$(156,630)
Exchange-traded	Dollar General Corp.	USD	115.00	Feb 2020	60	6,000	145,015	(259,200)
Exchange-traded	Edison International	USD	55.00	Jan 2020	241	24,100	382,450	(428,980)
Exchange-traded	EOG Resources, Inc.	USD	75.00	Oct 2019	131	13,100	258,475	(44,868)
Exchange-traded	EOG Resources, Inc.	USD	70.00	Jan 2020	92	9,200	187,857	(81,880)
Exchange-traded	EOG Resources, Inc.	USD	72.50	Jan 2020	96	9,600	166,343	(71,040)
Exchange-traded	Everest Re Group, Ltd.	USD	200.00	Oct 2019	61	6,100	177,627	(225,700)
Exchange-traded	Fox Corp., Class A	USD	32.00	Oct 2019	332	33,200	188,227	(66,400)
Exchange-traded	Fox Corp., Class A	USD	30.00	Jan 2020	296	29,600	197,416	(128,760)
Exchange-traded	Gilead Sciences, Inc.	USD	57.50	Nov 2019	150	15,000	108,078	(99,000)
Exchange-traded	HCA Healthcare, Inc.	USD	120.00	Sep 2019	67	6,700	169,974	(20,770)
Exchange-traded	HCA Healthcare, Inc.	USD	105.00	Jan 2020	66	6,600	157,140	(122,430)
Exchange-traded	HCA Healthcare, Inc.	USD	115.00	Jan 2020	67	6,700	139,499	(75,710)
Exchange-traded	HCA Healthcare, Inc.	USD	120.00	Mar 2020	60	6,000	152,503	(62,100)
Exchange-traded	HP, Inc.	USD	16.00	Feb 2020	901	90,100	301,795	(250,028)
Exchange-traded	Intel Corp.	USD	40.00	Jan 2020	177	17,700	145,670	(148,680)
Exchange-traded	Intel Corp.	USD	44.00	Jan 2020	165	16,500	140,841	(88,275)
Exchange-traded	Intel Corp.	USD	47.00	Jan 2020	255	25,500	190,221	(89,888)
Exchange-traded	JPMorgan Chase & Co.	USD	90.00	Jan 2020	89	8,900	144,353	(184,453)
Exchange-traded	JPMorgan Chase & Co.	USD	95.00	Jan 2020	56	5,600	98,770	(91,280)
Exchange-traded	JPMorgan Chase & Co.	USD	97.50	Jan 2020	91	9,100	148,720	(131,950)
Exchange-traded	KLA Corp.	USD	92.50	Jan 2020	111	11,100	264,059	(629,925)
Exchange-traded	Las Vegas Sands Corp.	USD	45.00	Dec 2019	331	33,100	416,931	(366,583)
Exchange-traded	Las Vegas Sands Corp.	USD	52.50	Jan 2020	178	17,800	272,683	(101,905)
Exchange-traded	Las Vegas Sands Corp.	USD	50.00	Mar 2020	151	15,100	115,217	(120,045)
Exchange-traded	Lear Corp.	USD	125.00	Sep 2019	56	5,600	122,791	(1,540)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	15

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	Liberty Global PLC, Series C	USD	22.50	Oct 2019	598	59,800	$352,789	$(233,220)
Exchange-traded	Liberty Global PLC, Series C	USD	22.50	Jan 2020	317	31,700	182,893	(145,820)
Exchange-traded	Lowe's Companies, Inc.	USD	85.00	Jan 2020	156	15,600	297,912	(439,920)
Exchange-traded	Lowe's Companies, Inc.	USD	95.00	Jan 2020	93	9,300	169,603	(181,118)
Exchange-traded	Macy's, Inc.	USD	19.00	Sep 2019	477	47,700	61,537	(1,431)
Exchange-traded	Marathon Petroleum Corp.	USD	47.50	Oct 2019	141	14,100	61,751	(53,228)
Exchange-traded	McKesson Corp.	USD	120.00	Sep 2019	61	6,100	117,385	(115,900)
Exchange-traded	McKesson Corp.	USD	105.00	Jan 2020	91	9,100	264,349	(320,320)
Exchange-traded	Micron Technology, Inc.	USD	24.00	Sep 2019	311	31,100	314,091	(661,653)
Exchange-traded	Micron Technology, Inc.	USD	32.00	Jan 2020	182	18,200	256,688	(262,080)
Exchange-traded	NetApp, Inc.	USD	50.00	Sep 2019	150	15,000	205,642	(9,450)
Exchange-traded	NetApp, Inc.	USD	55.00	Sep 2019	114	11,400	200,861	(342)
Exchange-traded	NetApp, Inc.	USD	47.00	Jan 2020	114	11,400	184,831	(49,875)
Exchange-traded	Parsley Energy, Inc., Class A	USD	15.00	Dec 2019	1,113	111,300	452,938	(422,940)
Exchange-traded	Tapestry, Inc.	USD	21.00	Sep 2019	290	29,000	28,896	(13,050)
Exchange-traded	TD Ameritrade Holding Corp.	USD	45.00	Nov 2019	458	45,800	392,426	(90,455)
Exchange-traded	The Boeing Company	USD	310.00	Sep 2019	32	3,200	234,812	(175,280)
Exchange-traded	The Boeing Company	USD	285.00	Jan 2020	24	2,400	154,244	(201,240)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	170.00	Jan 2020	42	4,200	100,069	(158,235)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	180.00	Jan 2020	71	7,100	219,880	(202,883)
Exchange-traded	The Kroger Company	USD	22.00	Oct 2019	336	33,600	148,496	(81,144)
Exchange-traded	The Kroger Company	USD	19.00	Jan 2020	583	58,300	287,009	(300,245)
Exchange-traded	The Mosaic Company	USD	19.00	Dec 2019	424	42,400	225,547	(55,332)
Exchange-traded	Wells Fargo & Company	USD	42.50	Sep 2019	135	13,500	34,959	(57,713)
Exchange-traded	Wyndham Hotels & Resorts, Inc.	USD	47.50	Feb 2020	148	14,800	140,838	(93,240)
							$16,240,063	$(13,992,594)
							$16,240,063	$(13,992,594)
16	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $85,125,473. Net unrealized depreciation aggregated to $1,249,784, of which $6,833,956 related to gross unrealized appreciation and $8,083,740 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $98,016,149)	$97,868,283
Dividends and interest receivable	118,314
Receivable for fund shares sold	826
Receivable from affiliates	486
Other assets	36,995
Total assets	98,024,904
Liabilities
Written options, at value (Premiums received $16,240,063)	13,992,594
Payable to affiliates
Accounting and legal services fees	5,034
Transfer agent fees	918
Trustees' fees	45
Other liabilities and accrued expenses	88,074
Total liabilities	14,086,665
Net assets	$83,938,239
Net assets consist of
Paid-in capital	$78,473,986
Total distributable earnings (loss)	5,464,253
Net assets	$83,938,239

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($417,863 ÷ 38,275 shares)[1]	$10.92
Class C ($65,603 ÷ 6,198 shares)[1]	$10.58
Class I ($7,866,747 ÷ 709,914 shares)	$11.08
Class R6 ($9,041,939 ÷ 809,829 shares)	$11.17
Class NAV ($66,546,087 ÷ 5,958,640 shares)	$11.17
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK Disciplined Alternative Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Dividends	$1,630,340
Interest	357,685
Total investment income	1,988,025
Expenses
Investment management fees	1,037,998
Distribution and service fees	1,883
Accounting and legal services fees	15,568
Transfer agent fees	8,236
Trustees' fees	1,754
Custodian fees	17,299
State registration fees	66,602
Printing and postage	27,352
Professional fees	81,624
Other	17,139
Total expenses	1,275,455
Less expense reductions	(59,654)
Net expenses	1,215,801
Net investment income	772,224
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,466,948)
Written options	10,069,164
8,602,216
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(12,198,532)
Written options	3,708,290
(8,490,242)
Net realized and unrealized gain	111,974
Increase in net assets from operations	$884,198
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Alternative Yield Fund	19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$772,224	$237,396
Net realized gain	8,602,216	4,634,493
Change in net unrealized appreciation (depreciation)	(8,490,242)	28,274
Increase in net assets resulting from operations	884,198	4,900,163
Distributions to shareholders
From net investment income and net realized gain
Class A	(6,488)	—
Class C	(862)	—
Class I	(50,630)	—
Class R6	(187,485)	—
Class NAV	(1,521,558)	—
Total distributions	(1,767,023)	—
From fund share transactions	(5,449,617)	(14,955,104)
Total decrease	(6,332,442)	(10,054,941)
Net assets
Beginning of year	90,270,681	100,325,622
End of year[1]	$83,938,239	$90,270,681

[1]	Net assets - End of year includes undistributed net investment income of $343,486 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
20	JOHN HANCOCK Disciplined Alternative Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.04	$10.52	$10.07	$10.73	$11.52
Net investment income (loss)[1]	0.05	(0.02)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	0.01	0.54	0.50	0.20	(0.17)
Total from investment operations	0.06	0.52	0.45	0.15	(0.25)
Less distributions
From net investment income	(0.04)	—	—	—	—
From net realized gain	(0.14)	—	—	(0.81)	(0.54)
Total distributions	(0.18)	—	—	(0.81)	(0.54)
Net asset value, end of period	$10.92	$11.04	$10.52	$10.07	$10.73
Total return (%)[2,3]	0.63	4.94	4.47	1.50	(2.24)
Ratios and supplemental data
Net assets, end of period (in millions)	$— [4]	$— [4]	$1	$— [4]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.82	1.76	1.60	3.12
Expenses including reductions	1.81	1.80	1.76	1.59	1.70
Net investment income (loss)	0.49	(0.20)	(0.45)	(0.45)	(0.74)
Portfolio turnover (%)	81	73	124	82	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Alternative Yield Fund	21

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.74	$10.31	$9.93	$10.67	$11.53
Net investment loss[1]	(0.02)	(0.09)	(0.12)	(0.12)	(0.16)
Net realized and unrealized gain (loss) on investments	— [2]	0.52	0.50	0.19	(0.16)
Total from investment operations	(0.02)	0.43	0.38	0.07	(0.32)
Less distributions
From net realized gain	(0.14)	—	—	(0.81)	(0.54)
Net asset value, end of period	$10.58	$10.74	$10.31	$9.93	$10.67
Total return (%)[3,4]	(0.04)	4.17	3.83	0.72	(2.86)
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.58	2.52	2.44	2.30	8.25
Expenses including reductions	2.51	2.50	2.44	2.29	2.40
Net investment loss	(0.22)	(0.88)	(1.23)	(1.16)	(1.46)
Portfolio turnover (%)	81	73	124	82	89

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Less than $500,000.
22	JOHN HANCOCK Disciplined Alternative Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.21	$10.65	$10.16	$10.79	$11.54
Net investment income (loss)[1]	0.09	0.01	(0.03)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.01)	0.55	0.52	0.20	(0.17)
Total from investment operations	0.08	0.56	0.49	0.18	(0.21)
Less distributions
From net investment income	(0.07)	—	—	—	—
From net realized gain	(0.14)	—	—	(0.81)	(0.54)
Total distributions	(0.21)	—	—	(0.81)	(0.54)
Net asset value, end of period	$11.08	$11.21	$10.65	$10.16	$10.79
Total return (%)[2]	0.84	5.26	4.82	1.79	(1.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$3	$5	$14	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	1.53	1.40	1.28	1.33
Expenses including reductions	1.52	1.50	1.39	1.27	1.32
Net investment income (loss)	0.79	0.09	(0.28)	(0.15)	(0.38)
Portfolio turnover (%)	81	73	124	82	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Alternative Yield Fund	23

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.29	$10.72	$10.21	$10.83	$11.55
Net investment income (loss)[1]	0.10	0.03	(0.01)	— [2]	(0.02)
Net realized and unrealized gain (loss) on investments	— [2]	0.54	0.52	0.19	(0.16)
Total from investment operations	0.10	0.57	0.51	0.19	(0.18)
Less distributions
From net investment income	(0.08)	—	—	—	—
From net realized gain	(0.14)	—	—	(0.81)	(0.54)
Total distributions	(0.22)	—	—	(0.81)	(0.54)
Net asset value, end of period	$11.17	$11.29	$10.72	$10.21	$10.83
Total return (%)[3]	1.05	5.32	5.00	1.88	(1.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$11	$12	$11	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.43	1.34	1.19	1.28
Expenses including reductions	1.41	1.40	1.33	1.16	1.16
Net investment income (loss)	0.90	0.25	(0.11)	(0.03)	(0.20)
Portfolio turnover (%)	81	73	124	82	89

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
24	JOHN HANCOCK Disciplined Alternative Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.30	$10.72	$10.21	$10.83	$11.56
Net investment income (loss)[1]	0.10	0.03	(0.02)	— [2]	(0.02)
Net realized and unrealized gain (loss) on investments	(0.01)	0.55	0.53	0.19	(0.17)
Total from investment operations	0.09	0.58	0.51	0.19	(0.19)
Less distributions
From net investment income	(0.08)	—	—	—	—
From net realized gain	(0.14)	—	—	(0.81)	(0.54)
Total distributions	(0.22)	—	—	(0.81)	(0.54)
Net asset value, end of period	$11.17	$11.30	$10.72	$10.21	$10.83
Total return (%)[3]	0.97	5.41	5.00	1.88	(1.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$67	$76	$83	$446	$513
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	1.41	1.23	1.17	1.16
Expenses including reductions	1.39	1.39	1.22	1.16	1.16
Net investment income (loss)	0.90	0.26	(0.23)	(0.03)	(0.21)
Portfolio turnover (%)	81	73	124	82	89

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Alternative Yield Fund	25

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Alternative Yield Fund (formerly known as John Hancock Redwood Fund) (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The fund creates alternative yield instruments which are built by creating positions that consist of owning a long stock position and short in-the-money call option. Through these alternative yield positions, the fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
26	JOHN HANCOCK Disciplined Alternative Yield Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $2,213.
ANNUAL REPORT | JOHN HANCOCK Disciplined Alternative Yield Fund	27

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
Net capital losses of $2,051,191 that are the result of security transactions occurring after October 31, 2018, are treated as occurring on September 1, 2019, the first day of the fund’s next taxable year.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$1,118,309	—
Long-term capital gains	648,714	—
Total	$1,767,023	—
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $8,765,228 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals and wash sale loss deferrals.
28	JOHN HANCOCK Disciplined Alternative Yield Fund | ANNUAL REPORT

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the year ended August 31, 2019, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income. The fund held written option contracts with market values ranging from $10.7 million to $17.4 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Written options, at value	Written options	—	$(13,992,594)
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Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Net realized gain (loss) on:
Risk	Written options
Equity	$10,069,164
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Written options
Equity	$3,708,290
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of the following: If the average daily net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average daily net assets and b) 1.150% of the next $100 million of average daily net assets. If average daily net assets equal or exceed $200 million, then the following fee schedule applies: a) 1.100% of the first $500 million of average daily net assets and b) 1.050% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Boston Partners, Global Investors Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
30	JOHN HANCOCK Disciplined Alternative Yield Fund | ANNUAL REPORT

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e ) management fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$291
Class C	46
Class I	4,239
Class	Expense reduction
Class R6	$6,564
Class NAV	48,514
Total	$59,654

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 1.13% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $225 for the year ended August 31, 2019. Of this amount, $37 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $188 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original
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purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,199	$457
Class C	684	78
Class I	—	6,465
Class R6	—	1,236
Total	$1,883	$8,236
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	17,710	$192,172	15,804	$170,238
Distributions reinvested	639	6,488	—	—
Repurchased	(8,478)	(91,943)	(40,482)	(433,928)
Net increase (decrease)	9,871	$106,717	(24,678)	$(263,690)
Class C shares
Distributions reinvested	22	$210	—	—
Repurchased	(1,870)	(19,900)	(4,123)	$(42,882)
Net decrease	(1,848)	$(19,690)	(4,123)	$(42,882)
32	JOHN HANCOCK Disciplined Alternative Yield Fund | ANNUAL REPORT

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class I shares
Sold	583,894	$6,332,787	25,103	$275,524
Distributions reinvested	4,920	50,630	—	—
Repurchased	(125,110)	(1,348,668)	(260,379)	(2,819,152)
Net increase (decrease)	463,704	$5,034,749	(235,276)	$(2,543,628)
Class R6 shares
Sold	49,942	$551,033	64,197	$702,197
Distributions reinvested	18,097	187,485	—	—
Repurchased	(205,554)	(2,233,152)	(225,980)	(2,463,406)
Net decrease	(137,515)	$(1,494,634)	(161,783)	$(1,761,209)
Class NAV shares
Sold	1,738,282	$18,981,816	491,409	$5,371,111
Distributions reinvested	146,868	1,521,558	—	—
Repurchased	(2,691,610)	(29,580,133)	(1,435,653)	(15,714,806)
Net decrease	(806,460)	$(9,076,759)	(944,244)	$(10,343,695)
Total net decrease	(472,248)	$(5,449,617)	(1,370,104)	$(14,955,104)
Affiliates of the fund owned 78% and 100% of shares of Class C and Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $96,525,916 and $69,203,878, respectively, for the year ended August 31, 2019.
Note 8—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2019, the following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
ANNUAL REPORT | JOHN HANCOCK Disciplined Alternative Yield Fund	33

Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	79.3%
34	JOHN HANCOCK Disciplined Alternative Yield Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Disciplined Alternative Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Disciplined Alternative Yield Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	35

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $648,714 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
36	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Alternative Yield Fund (the fund, previously known as "Redwood Fund"). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

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and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-year period and outperformed its benchmark for the three- and five-year periods ended December 31, 2018. The Board also noted that the fund outperformed the peer group for the one-year period and underperformed the peer group for the three- and five-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark for the three- and five-year periods and to the peer group for the one-year period.. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that total expenses are lower than the peer group median.

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The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

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The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       42

Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance has generally been in line with or outperformed the historical performance of fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

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Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Boston Partners Global Investors, Inc.

Portfolio Manager

Todd G. Hawthorne

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       48

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

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John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

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John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Alternative Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942538	423A 8/19 10/19

John Hancock

Small Cap Growth Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for stock markets in the United States during the 12 months ended August 31, 2019, with investor uncertainty surrounding trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear reasonably solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the threat of a recession increases. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Growth Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
13	Financial statements
16	Financial highlights
21	Notes to financial statements
29	Report of independent registered public accounting firm
30	Tax information
31	Continuation of investment advisory and subadvisory agreements
38	Trustees and Officers
42	More information

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

Class A shares (without sales charge)[1]
Russell 2000 Growth Index
Morningstar U.S. small growth fund category average
–10.41
–11.02
–7.98
9.27
10.62
12.25
7.27
8.06
8.60
13.08
13.06
12.62
1 year
3 year
5 year
10 year

The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with greater than average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. equity markets reacted strongly to trade wars and activity by the U.S. Federal Reserve

Broader equity markets returned small gains during the period, even as small-cap stocks were buffeted by trade, tariff, and interest-rate concerns.

Growth stocks outpaced value during the period

Although performance for both categories was down during the period, small-cap growth stocks performed better than their small-cap value counterparts as investors looked for upside earnings potential.

The fund narrowly outperformed its benchmark

The fund posted a loss while narrowly outperforming its benchmark, the Russell 2000 Growth Index; allocation to information technology bolstered annual fund performance.

SECTOR COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       3

Manager's discussion of fund performance

How did the U.S. equity market perform during the 12 months ended August 31, 2019?

Equity markets experienced high volatility during the period, as activity by the U.S. Federal Reserve, escalation in trade wars, tariffs, and discussions around healthcare policy whiplashed stocks. We believe the main driver for volatility was the interest-rate environment. Despite persistent volatility, the broad-based S&P 500 Index ended the period with a small gain. Conversely, small-cap growth stocks ended the period down 11.02%.

How did the fund perform and what factors contributed to its performance?

The fund finished the period with a loss, but narrowly outperformed its benchmark, the Russell 2000 Growth Index, primarily due to stock selection in the information technology and consumer discretionary sectors. Conversely, stock picks in financials and communications services hurt.

Top contributors to performance included Horizon Therapeutics Public Limited Company, a pharmaceutical company focused on the treatment of rare diseases, which showed positive results in trials on the path to approval of therapeutics; we continue to see upside earnings potential. LivePerson Inc., a customer service software company, experienced strong earnings growth. Simply Good Foods Company, a unique consumer product company that acquires underperforming brands, grew sizably, as did Lattice Semiconductor Corp., a stock positioned to benefit from demand for 5G technology.

TOP 10 HOLDINGS AS OF 8/31/19 (%)

Horizon Therapeutics PLC	3.9
Generac Holdings, Inc.	3.6
Trex Company, Inc.	3.1
Everbridge, Inc.	2.8
Mercury Systems, Inc.	2.7
FirstCash, Inc.	2.6
Omnicell, Inc.	2.6
Five9, Inc.	2.6
Lattice Semiconductor Corp.	2.5
Avalara, Inc.	2.5
TOTAL	28.9
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       4

An overweight in Green Dot Corp., a financial services company offering branch-free banking services, was one of the fund's largest relative detractors, as the company experienced slower growth than expected. Likewise, anticipated growth for Boingo Wireless, Inc., a WiFi service provider for airports and other public spaces, didn't materialize. We sold the fund's positions in these companies. Ligand Pharmaceuticals Inc., a biotech company that divested several products during the period, also detracted due to compressed valuation.

How was the fund positioned at period end?

Regardless of the market environment, we continue to identify companies across diversified sectors with earnings that we believe will exceed consensus estimates. At period end, the fund was overweight in the information technology, consumer staples, consumer discretionary, and healthcare sectors, and underweight in the more cyclical or macro-defensive sectors, such as financials and materials.

MANAGED BY

Jennifer K. Sliver, CFA On the fund since 2017 Investing since 1981
Valerie B. Klaiman, CFA On the fund since 2017 Investing since 1984
Michael J. Mufson, CFA On the fund since 2017 Investing since 1988
Anthony E. Sutton On the fund since 2017 Investing since 1989
Ezra S. Samet, CFA On the fund since 2017 Investing since 2006
Alexi Makkas On the fund since 2018 Investing since 1994

The views expressed in this report are exclusively those of the portfolio management team at Redwood Investments, LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-14.87	6.18	12.50	34.94	224.83
Class C1	-11.94	7.04	12.96	40.51	238.28
Class I1,2	-10.23	7.33	13.11	42.44	242.92
Class R6[1,2]	-10.12	7.37	13.13	42.69	243.52
Class NAV[2]	-10.07	7.38	13.14	42.77	243.73
Index†	-11.02	8.06	13.06	47.34	241.18

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.34	2.09	1.10	0.99	0.98
Net (%)	1.33	2.08	1.09	0.98	0.97

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Growth Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-09	33,828	33,828	34,118
Class I1,2	8-31-09	34,292	34,292	34,118
Class R6[1,2]	8-31-09	34,352	34,352	34,118
Class NAV[2]	8-31-09	34,373	34,373	34,118

The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with greater average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class I, and Class R6 shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 991.60	$ 6.53	1.30%
	Hypothetical example	1,000.00	1,018.70	6.61	1.30%
Class C	Actual expenses/actual returns	1,000.00	988.00	10.32	2.06%
	Hypothetical example	1,000.00	1,014.80	10.46	2.06%
Class I	Actual expenses/actual returns	1,000.00	992.90	5.27	1.05%
	Hypothetical example	1,000.00	1,019.90	5.35	1.05%
Class R6	Actual expenses/actual returns	1,000.00	992.90	4.77	0.95%
	Hypothetical example	1,000.00	1,020.40	4.84	0.95%
Class NAV	Actual expenses/actual returns	1,000.00	993.50	4.67	0.93%
	Hypothetical example	1,000.00	1,020.50	4.74	0.93%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	9

Fund’s investments
AS OF 8-31-19
	Shares	Value
Common stocks 98.4%		$554,204,670
(Cost $482,509,881)
Consumer discretionary 14.7%		82,729,883
Auto components 2.0%
Fox Factory Holding Corp. (A)	159,274	11,474,099
Distributors 2.1%
Funko, Inc., Class A (A)(B)	491,814	11,798,618
Diversified consumer services 4.0%
Chegg, Inc. (A)	229,295	9,089,254
Grand Canyon Education, Inc. (A)	108,650	13,646,440
Hotels, restaurants and leisure 2.7%
Planet Fitness, Inc., Class A (A)	88,797	6,269,956
Wingstop, Inc.	88,277	8,842,707
Specialty retail 2.4%
Lithia Motors, Inc., Class A	101,657	13,324,183
Textiles, apparel and luxury goods 1.5%
Deckers Outdoor Corp. (A)	56,186	8,284,626
Consumer staples 6.1%		34,351,243
Food products 4.1%
Freshpet, Inc. (A)	225,298	11,057,626
The Simply Good Foods Company (A)	412,727	12,229,101
Household products 2.0%
WD-40 Company	60,694	11,064,516
Financials 2.6%		14,832,800
Consumer finance 2.6%
FirstCash, Inc.	150,236	14,832,800
Health care 28.7%		161,863,631
Biotechnology 6.0%
CareDx, Inc. (A)	265,706	6,063,411
Ligand Pharmaceuticals, Inc. (A)	95,275	8,661,450
Repligen Corp. (A)	117,639	10,918,076
Vericel Corp. (A)	507,204	8,389,154
Health care equipment and supplies 4.9%
Merit Medical Systems, Inc. (A)	189,553	6,592,653
Penumbra, Inc. (A)	51,886	7,552,007
Tandem Diabetes Care, Inc. (A)	181,478	13,144,452
Health care providers and services 5.8%
AMN Healthcare Services, Inc. (A)	179,045	10,456,228
LHC Group, Inc. (A)	111,633	13,228,511
10	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
PetIQ, Inc. (A)(B)	281,589	$8,915,108
Health care technology 4.3%
HMS Holdings Corp. (A)	265,297	9,691,299
Omnicell, Inc. (A)	205,882	14,782,328
Life sciences tools and services 2.0%
Medpace Holdings, Inc. (A)	137,527	11,127,310
Pharmaceuticals 5.7%
GW Pharmaceuticals PLC, ADR (A)(B)	74,130	10,556,853
Horizon Therapeutics PLC (A)	788,447	21,784,791
Industrials 18.5%		103,969,707
Aerospace and defense 4.3%
Mercury Systems, Inc. (A)	178,479	15,283,157
Moog, Inc., Class A	108,765	8,837,156
Building products 3.1%
Trex Company, Inc. (A)	206,544	17,665,708
Commercial services and supplies 3.3%
McGrath RentCorp	134,787	8,630,412
The Brink's Company	131,832	9,920,358
Electrical equipment 3.6%
Generac Holdings, Inc. (A)	256,188	19,980,102
Machinery 1.8%
Chart Industries, Inc. (A)	161,872	10,172,036
Professional services 2.4%
Insperity, Inc.	136,087	13,480,778
Information technology 27.8%		156,457,406
Communications equipment 2.3%
Viavi Solutions, Inc. (A)	923,312	12,824,804
Electronic equipment, instruments and components 2.0%
Novanta, Inc. (A)	149,236	11,192,700
IT services 1.9%
Evo Payments, Inc., Class A (A)	354,726	10,528,268
Semiconductors and semiconductor equipment 6.2%
Inphi Corp. (A)	144,764	8,858,109
Lattice Semiconductor Corp. (A)	727,919	14,332,725
Monolithic Power Systems, Inc.	38,706	5,827,575
SolarEdge Technologies, Inc. (A)	71,766	5,879,071
Software 15.4%
Altair Engineering, Inc., Class A (A)	158,318	5,439,806
Avalara, Inc. (A)	167,339	14,113,371
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	11

	Shares	Value
Information technology (continued)
Software (continued)
Everbridge, Inc. (A)	181,413	$15,637,801
Five9, Inc. (A)	229,907	14,532,421
LivePerson, Inc. (A)	330,051	13,116,227
Mimecast, Ltd. (A)	144,515	5,914,999
PROS Holdings, Inc. (A)	109,767	7,795,652
Workiva, Inc. (A)	217,499	10,463,877

	Yield (%)	Shares	Value
Securities lending collateral 4.1%			$23,250,427
(Cost $23,246,251)
John Hancock Collateral Trust (C)	2.1920(D)	2,323,463	23,250,427
Short-term investments 1.5%			$8,446,210
(Cost $8,446,210)
Money market funds 1.5%			8,446,210
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.0691(D)	8,446,210	8,446,210

Total investments (Cost $514,202,342) 104.0%	$585,901,307
Other assets and liabilities, net (4.0%)	(22,804,644)
Total net assets 100.0%	$563,096,663

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $516,552,041. Net unrealized appreciation aggregated to $69,349,266, of which $84,175,419 related to gross unrealized appreciation and $14,826,153 related to gross unrealized depreciation.
12	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $490,956,091) including $22,693,623 of securities loaned	$562,650,880
Affiliated investments, at value (Cost $23,246,251)	23,250,427
Total investments, at value (Cost $514,202,342)	585,901,307
Dividends and interest receivable	88,753
Receivable for fund shares sold	22,864
Receivable for investments sold	463,468
Other assets	26,581
Total assets	586,502,973
Liabilities
Payable for fund shares repurchased	53,486
Payable upon return of securities loaned	23,242,767
Payable to affiliates
Accounting and legal services fees	33,028
Transfer agent fees	328
Trustees' fees	305
Other liabilities and accrued expenses	76,396
Total liabilities	23,406,310
Net assets	$563,096,663
Net assets consist of
Paid-in capital	$542,920,270
Total distributable earnings (loss)	20,176,393
Net assets	$563,096,663

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,669,505 ÷ 160,634 shares)[1]	$16.62
Class C ($331,479 ÷ 20,165 shares)[1]	$16.44
Class I ($269,596 ÷ 16,172 shares)	$16.67
Class R6 ($49,043 ÷ 2,936 shares)	$16.70
Class NAV ($559,777,040 ÷ 33,499,172 shares)	$16.71
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	13

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Dividends	$753,373
Interest	299,794
Securities lending	34,650
Total investment income	1,087,817
Expenses
Investment management fees	3,766,504
Distribution and service fees	6,609
Accounting and legal services fees	77,674
Transfer agent fees	2,714
Trustees' fees	7,056
Custodian fees	47,530
State registration fees	44,086
Printing and postage	26,877
Professional fees	56,013
Other	104,767
Total expenses	4,139,830
Less expense reductions	(32,346)
Net expenses	4,107,484
Net investment loss	(3,019,667)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(40,174,264)
Affiliated investments	(259)
(40,174,523)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	10,457,418
Affiliated investments	2,256
10,459,674
Net realized and unrealized loss	(29,714,849)
Decrease in net assets from operations	$(32,734,516)
14	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment loss	$(3,019,667)	$(1,761,093)
Net realized gain (loss)	(40,174,523)	68,212,857
Change in net unrealized appreciation (depreciation)	10,459,674	(492,819)
Increase (decrease) in net assets resulting from operations	(32,734,516)	65,958,945
Distributions to shareholders
From net investment income and net realized gain
Class A	(41,824)	—
Class C	(5,548)	—
Class I	(9,785)	—
Class R6	(1,592)	—
Class NAV	(10,878,401)	—
From net realized gain
Class NAV	—	(79,097,431)
Total distributions	(10,937,150)	(79,097,431)
From fund share transactions	245,921,604	144,642,726
Total increase	202,249,938	131,504,240
Net assets
Beginning of year	360,846,725	229,342,485
End of year[1]	$563,096,663	$360,846,725

[1]	Net assets - End of year includes undistributed net investment income of $(1,514,190) at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	15

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$19.27	$17.03
Net investment loss[2]	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.93)	2.34
Total from investment operations	(2.11)	2.24
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$16.62	$19.27
Total return (%)[3,4]	(10.41)	13.15 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32	1.36 [6]
Expenses including reductions	1.31	1.35 [6]
Net investment loss	(1.07)	(1.26) [6]
Portfolio turnover (%)	101	165 [7]

[1]	The inception date for Class A shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
16	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-19	8-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$19.21	$17.03
Net investment loss[2]	(0.30)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.93)	2.34
Total from investment operations	(2.23)	2.18
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$16.44	$19.21
Total return (%)[3,4]	(11.08)	12.80 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07	2.11 [7]
Expenses including reductions	2.06	2.10 [7]
Net investment loss	(1.81)	(2.01) [7]
Portfolio turnover (%)	101	165 [8]

[1]	The inception date for Class C shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	17

CLASS I SHARES Period ended	8-31-19	8-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$19.29	$17.03
Net investment loss[2]	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.94)	2.34
Total from investment operations	(2.08)	2.26
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$16.67	$19.29
Total return (%)[3]	(10.23)	13.27 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.12 [6]
Expenses including reductions	1.07	1.11 [6]
Net investment loss	(0.80)	(0.99) [6]
Portfolio turnover (%)	101	165 [7]

[1]	The inception date for Class I shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
18	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-19	8-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$19.30	$17.03
Net investment loss[2]	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.94)	2.34
Total from investment operations	(2.06)	2.27
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$16.70	$19.30
Total return (%)[3]	(10.12)	13.33 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	1.01 [6]
Expenses including reductions	0.96	1.01 [6]
Net investment loss	(0.70)	(0.92) [6]
Portfolio turnover (%)	101	165 [7]

[1]	The inception date for Class R6 shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	19

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$19.30	$20.31	$18.44	$19.94	$21.16
Net investment loss[1]	(0.12)	(0.11)	(0.05)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.93)	4.54	3.01	0.57	1.14
Total from investment operations	(2.05)	4.43	2.96	0.54	1.07
Less distributions
From net realized gain	(0.54)	(5.44)	(1.09)	(2.04)	(2.29)
Net asset value, end of period	$16.71	$19.30	$20.31	$18.44	$19.94
Total return (%)[2]	(10.07)	24.87	16.79	3.42	5.26
Ratios and supplemental data
Net assets, end of period (in millions)	$560	$360	$229	$179	$188
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	1.00	1.06	1.06	1.05
Expenses including reductions	0.95	0.99	1.05	1.05	1.04
Net investment loss	(0.70)	(0.57)	(0.29)	(0.17)	(0.32)
Portfolio turnover (%)	101	165 [3]	39	26	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
20	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Small Cap Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	21

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $22,693,623 and received $23,242,767 of cash collateral.
22	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $3,039.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $47,052,869 available to offset future net realized capital gains. This carryforward does not expire.
Qualified late year ordinary losses of $2,120,004 are treated as occurring on September 1, 2019, the first day of the fund’s next taxable year.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	—	$1,259,955
ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	23

	August 31, 2019	August 31, 2018
Long-term capital gains	$10,937,150	$77,837,476
Total	$10,937,150	$79,097,431
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets. The advisor has a subadvisory agreement with Redwood Investment, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
24	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT

Class	Expense reduction
Class A	$138
Class C	15
Class I	21
Class	Expense reduction
Class R6	$4
Class NAV	32,168
Total	$32,346
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.86% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,611 for the year ended August 31, 2019. Of this amount, $1,659 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,952 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	25

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$4,620	$2,125
Class C	1,989	228
Class I	—	354
Class R6	—	7
Total	$6,609	$2,714
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	167,626	$2,811,498	44,189	$802,575
Distributions reinvested	2,972	41,526	—	—
Repurchased	(51,600)	(849,513)	(2,553)	(47,021)
Net increase	118,998	$2,003,511	41,636	$755,554
Class C shares[1]
Sold	14,101	$240,724	6,710	$116,972
Distributions reinvested	285	3,956	—	—
Repurchased	(931)	(15,416)	—	—
Net increase	13,455	$229,264	6,710	$116,972
Class I shares[1]
Sold	10,974	$189,811	17,286	$312,960
Distributions reinvested	699	9,785	—	—
Repurchased	(12,787)	(203,167)	—	—
Net increase (decrease)	(1,114)	$(3,571)	17,286	$312,960
Class R6 shares[1]
Sold	26	$425	2,936	$50,000
Repurchased	(26)	(433)	—	—
Net increase (decrease)	—	$(8)	2,936	$50,000
26	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	18,208,973	$301,527,368	6,313,029	$130,719,514
Distributions reinvested	776,474	10,878,401	4,381,746	79,097,431
Repurchased	(4,110,428)	(68,713,361)	(3,364,320)	(66,409,705)
Net increase	14,875,019	$243,692,408	7,330,455	$143,407,240
Total net increase	15,006,358	$245,921,604	7,399,023	$144,642,726

[1]	The inception date for Class A, Class C, Class I, and Class R6 shares is 3-27-18.
Affiliates of the fund owned 15%, 100% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $665,301,569 and $433,906,153, respectively, for the year ended August 31, 2019.
Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 99.4% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	24.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.3%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	11.8%
John Hancock Variable Insurance Trust Lifestyle Balanced Portfolio	6.7%
ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	27

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	657,449	15,960,966	(14,294,952)	2,323,463	—	—	$(259)	$2,256	$23,250,427

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
28	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Small Cap Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	29

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $10,937,150 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
30	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Redwood Investments, LLC (the Subadvisor), for John Hancock Small Cap Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the continuation of the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of the Continuation of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

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and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the period since inception. The Board also noted that the fund underperformed its peer group average for the period since inception. The Board took into account management's discussion of the fund's performance, including favorable performance relative to the benchmark for the period since inception. The Board concluded that the fund's performance has generally been in line with or outperformed the fund's benchmark index. The Board noted the relatively recent inception period of the fund.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

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The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

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The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       36

Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       40

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       41

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Redwood Investments, LLC

Portfolio Managers

Valerie B. Klaiman, CFA
Alexi Makkas
Michael J. Mufson, CFA
Ezra S. Samet, CFA
Jennifer K. Sliver, CFA
Anthony E. Sutton

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942575	470A 8/19 10/19

John Hancock

Small Cap Value Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for stock markets in the United States during the 12 months ended August 31, 2019, with investor uncertainty surrounding trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear reasonably solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the threat of a recession increases. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
15	Financial statements
18	Financial highlights
22	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Continuation of investment advisory and subadvisory agreements
40	Trustees and Officers
44	More information

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

Class A shares (without sales charge)[1]
Russell 2000 Value Index
Morningstar U.S. small blend fund category average
–11.28
–14.89
–12.49
3.72
5.05
6.31
5.00
4.63
4.76
10.78
10.05
10.55
1 year
3 year
5 year
10 year

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Volatile market environment

Slowing economic growth, an interest-rate policy shift by the U.S. Federal Reserve, and an escalating trade conflict between the United States and China led to significant volatility in the U.S. stock market.

Small-cap value stocks underperformed

While the broad U.S. stock market posted a modest overall gain, small-cap value stocks declined during the period as increased uncertainty led investors to focus more on larger companies.

The fund generated a loss, but outperformed its benchmark

Individual stock selection, particularly in the industrials and energy sectors, helped the fund outperform its benchmark, the Russell 2000 Value Index.

SECTOR COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       3

Manager's discussion of fund performance

How did the U.S. equity market perform during the 12 months ended August 31, 2019?

Signs of slowing U.S. economic growth and a change in interest-rate policy led to a volatile equity market environment. Stocks declined sharply early in the period amid an escalating trade conflict between the United States and China, slumping energy prices, and two short-term interest-rate increases by the U.S. Federal Reserve (Fed). The equity market rebounded in early 2019 as the Fed pivoted to a wait-and-see approach and corporate earnings exceeded expectations. Market conditions remained volatile in the second half of the reporting period as uncertainty surrounding Brexit and continuing trade tensions weighed on global economic growth and led to the Fed's first interest-rate cut in more than a decade.

In this environment, how did the fund perform?

The fund posted a negative return but outperformed its benchmark, the Russell 2000 Value Index. Favorable stock selection, particularly in the energy and industrials sectors, was a key contributor. Leading holdings included petroleum shipping companies Scorpio Tankers, Inc. and Dorian LPG Ltd.; both companies benefited from limited new supply of ships and improved charter rates.

Another leading contributor to performance versus the index was WNS Holdings, Ltd., ADR, an outsourcing company that provides business services to companies in a wide variety of industries. WNS reported strong revenues and earnings as the company expanded its client base.

TOP 10 HOLDINGS AS OF 8/31/19 (%)

TriMas Corp.	2.5
WNS Holdings, Ltd., ADR	2.3
ESCO Technologies, Inc.	2.1
Huron Consulting Group, Inc.	2.0
Mueller Industries, Inc.	2.0
Physicians Realty Trust	1.9
Belden, Inc.	1.9
First Midwest Bancorp, Inc.	1.8
Corporate Office Properties Trust	1.8
PotlatchDeltic Corp.	1.7
TOTAL	20.0
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       4

The most significant detractor was Orion Engineered Carbons SA, a supplier of carbon black used in coatings, polymers, plastics, and printing. Softening demand for carbon black, especially in emerging markets, weighed on the stock. Other notable detractors included Belden, Inc., which makes electronic cables and connectivity products, and Tyman PLC, a London-based manufacturer of door and window components. Belden reported disappointing revenues and lowered earnings projections, while Tyman declined amid weakness in its North American business unit. We see long-term value potential in both companies and continued to own them as of the end of the period.

What changes did you make to the portfolio?

Some of the fund's notable new positions included real estate investment trust Brandywine Realty Trust, infrastructure products manufacturer Valmont Industries, Inc., and energy producer Magnolia Oil & Gas Corp. Among the stocks we eliminated were packaging producer Greif, Inc., valve manufacturer CIRCOR International, Inc., and transportation services company Cubic Corp.

How was the fund positioned at the end of the reporting period?

On a sector basis, the fund's largest overweight positions relative to its benchmark index included the industrials and consumer staples sectors, while the most significant underweight positions were the financials and utilities sectors.

MANAGED BY

Timothy J. McCormack, CFA On the fund since inception Investing since 1991
Shaun F. Pedersen On the fund since inception Investing since 1991

The views expressed in this report are exclusively those of Timothy J. McCormack, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-15.70	3.92	10.21	21.22	164.48
Class I1,2	-11.08	5.31	10.97	29.51	183.12
Class R6[1,2]	-10.95	5.44	11.05	30.30	185.14
Class NAV[2]	-10.95	5.45	11.05	30.36	185.13
Index†	-14.89	4.63	10.05	25.39	160.46

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.53	1.23	1.13	1.12
Net (%)	1.52	1.22	1.12	1.11

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Value Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1,2	8-31-09	28,312	28,312	26,046
Class R6[1,2]	8-31-09	28,514	28,514	26,046
Class NAV[2]	8-31-09	28,513	28,513	26,046

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that include applicable sales charges and have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 968.80	$7.25	1.46%
	Hypothetical example	1,000.00	1,017.80	7.43	1.46%
Class I	Actual expenses/actual returns	1,000.00	970.30	5.76	1.16%
	Hypothetical example	1,000.00	1,019.40	5.90	1.16%
Class R6	Actual expenses/actual returns	1,000.00	970.80	5.22	1.05%
	Hypothetical example	1,000.00	1,019.90	5.35	1.05%
Class NAV	Actual expenses/actual returns	1,000.00	970.70	5.17	1.04%
	Hypothetical example	1,000.00	1,020.00	5.30	1.04%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	9

Fund’s investments
AS OF 8-31-19
	Shares	Value
Common stocks 95.8%		$578,736,641
(Cost $517,722,622)
Consumer discretionary 5.8%		34,975,557
Auto components 1.7%
Cooper Tire & Rubber Company	165,140	3,879,139
Gentherm, Inc. (A)	174,220	6,393,874
Hotels, restaurants and leisure 0.5%
Aramark	73,000	2,982,780
Household durables 2.3%
Helen of Troy, Ltd. (A)	34,350	5,273,069
TRI Pointe Group, Inc. (A)	622,490	8,714,860
Specialty retail 0.5%
The Cato Corp., Class A	181,260	3,104,984
Textiles, apparel and luxury goods 0.8%
Kontoor Brands, Inc. (A)	135,130	4,626,851
Consumer staples 4.6%		27,518,935
Beverages 1.7%
C&C Group PLC	2,332,473	10,201,927
Food products 1.6%
Cranswick PLC	233,450	7,853,044
Post Holdings, Inc. (A)	16,443	1,639,203
Household products 1.3%
Spectrum Brands Holdings, Inc.	140,053	7,824,761
Energy 5.5%		33,305,585
Energy equipment and services 2.0%
Era Group, Inc. (A)	247,905	2,350,139
SEACOR Holdings, Inc. (A)	144,858	6,803,980
SEACOR Marine Holdings, Inc. (A)	212,568	2,769,761
Oil, gas and consumable fuels 3.5%
Dorian LPG, Ltd. (A)	480,763	4,995,128
Kosmos Energy, Ltd.	914,010	5,776,543
Magnolia Oil & Gas Corp., Class A (A)(B)	500,730	5,112,453
Scorpio Tankers, Inc.	209,113	5,497,581
Financials 18.6%		112,094,253
Banks 12.2%
1st Source Corp.	127,980	5,678,473
Atlantic Union Bankshares Corp.	237,950	8,592,375
Banc of California, Inc.	592,878	8,638,232
First Busey Corp.	243,340	5,961,830
10	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Midwest Bancorp, Inc.	559,910	$10,750,272
Flushing Financial Corp.	276,648	5,336,540
Great Western Bancorp, Inc.	298,000	8,889,340
Hancock Whitney Corp.	58,297	2,046,808
International Bancshares Corp.	276,850	9,853,092
Synovus Financial Corp.	174,024	6,184,813
Webster Financial Corp.	36,566	1,636,694
Capital markets 1.1%
Ares Capital Corp.	66,520	1,254,567
Solar Capital, Ltd.	257,979	5,278,250
Insurance 3.7%
Alleghany Corp. (A)	5,170	3,873,933
Assured Guaranty, Ltd.	35,785	1,522,652
Kemper Corp.	99,441	6,958,881
Reinsurance Group of America, Inc.	13,410	2,064,738
White Mountains Insurance Group, Ltd.	7,205	7,642,344
Thrifts and mortgage finance 1.6%
Northwest Bancshares, Inc.	628,110	9,930,419
Health care 3.1%		18,824,975
Health care equipment and supplies 0.6%
Natus Medical, Inc. (A)	114,309	3,164,073
STERIS PLC	5,410	835,304
Health care providers and services 1.0%
AMN Healthcare Services, Inc. (A)	95,286	5,564,702
CorVel Corp. (A)	5,070	427,046
Health care technology 1.5%
Allscripts Healthcare Solutions, Inc. (A)	972,891	8,833,850
Industrials 31.2%		188,488,347
Aerospace and defense 0.8%
Astronics Corp. (A)	171,955	4,730,482
Air freight and logistics 1.5%
Forward Air Corp.	146,090	9,101,407
Building products 2.8%
American Woodmark Corp. (A)	124,080	10,220,470
Tyman PLC	2,625,077	6,496,151
Commercial services and supplies 5.0%
ACCO Brands Corp.	901,210	8,354,217
BrightView Holdings, Inc. (A)	169,176	3,100,996
Clean Harbors, Inc. (A)	26,940	1,981,437
Matthews International Corp., Class A	151,010	4,426,103
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	11

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
SP Plus Corp. (A)	170,818	$5,894,929
Steelcase, Inc., Class A	422,340	6,558,940
Construction and engineering 2.1%
Primoris Services Corp.	190,680	3,725,887
Valmont Industries, Inc.	62,900	8,522,950
Electrical equipment 1.4%
Thermon Group Holdings, Inc. (A)	395,948	8,611,869
Machinery 8.8%
Albany International Corp., Class A	64,950	5,340,189
ESCO Technologies, Inc.	163,797	12,469,866
Luxfer Holdings PLC	441,768	6,940,175
Mueller Industries, Inc.	451,320	11,896,795
SPX FLOW, Inc. (A)	46,460	1,566,167
TriMas Corp. (A)	510,327	14,993,406
Professional services 6.8%
CBIZ, Inc. (A)	101,395	2,265,164
Forrester Research, Inc.	165,159	5,759,094
FTI Consulting, Inc. (A)	23,090	2,496,953
Huron Consulting Group, Inc. (A)	201,780	12,350,954
ICF International, Inc.	89,970	7,616,860
Mistras Group, Inc. (A)	121,190	1,769,374
Navigant Consulting, Inc.	321,840	8,969,681
Road and rail 0.7%
Saia, Inc. (A)	50,410	4,312,071
Trading companies and distributors 1.3%
GATX Corp.	108,000	8,015,760
Information technology 7.1%		42,968,018
Electronic equipment, instruments and components 4.1%
Belden, Inc.	245,530	11,198,623
Coherent, Inc. (A)	35,120	5,090,995
CTS Corp.	251,150	7,165,310
ScanSource, Inc. (A)	55,120	1,557,691
IT services 2.3%
WNS Holdings, Ltd., ADR (A)	225,435	13,701,939
Semiconductors and semiconductor equipment 0.7%
Rudolph Technologies, Inc. (A)	193,427	4,253,460
Materials 5.8%		35,192,289
Chemicals 4.0%
Orion Engineered Carbons SA	584,210	8,126,361
Sensient Technologies Corp.	135,530	8,852,820
12	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
Stepan Company	76,650	$7,311,644
Containers and packaging 0.3%
Sealed Air Corp.	51,900	2,066,658
Paper and forest products 1.5%
Neenah, Inc.	138,520	8,834,806
Real estate 11.9%		72,104,295
Equity real estate investment trusts 11.9%
Alexander & Baldwin, Inc.	452,120	10,349,027
Brandywine Realty Trust	550,580	7,900,823
Corporate Office Properties Trust	367,990	10,631,231
DiamondRock Hospitality Company	558,552	5,289,487
Physicians Realty Trust	657,820	11,393,442
PotlatchDeltic Corp.	271,718	10,455,709
RPT Realty	841,830	10,017,777
Summit Hotel Properties, Inc.	543,620	6,066,799
Utilities 2.2%		13,264,387
Gas utilities 2.2%
New Jersey Resources Corp.	104,280	4,769,767
Spire, Inc.	69,382	5,890,532
UGI Corp.	53,505	2,604,088

	Yield (%)	Shares	Value
Securities lending collateral 0.5%			$2,867,284
(Cost $2,867,311)
John Hancock Collateral Trust (C)	2.1920(D)	286,534	2,867,284

	Par value^	Value
Short-term investments 4.2%		$25,300,000
(Cost $25,300,000)
Repurchase agreement 4.2%		25,300,000
Deutsche Bank Tri-Party Repurchase Agreement dated 8-30-19 at 2.160% to be repurchased at $21,105,064 on 9-3-19, collateralized by $15,412,098 U.S. Treasury Inflation Indexed Bonds, 2.125% due 2-15-41 (valued at $21,522,088, including interest)	21,100,000	21,100,000
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 8-30-19 at 2.150% to be repurchased at $4,201,003 on 9-3-19, collateralized by $4,057,300 U.S. Treasury Notes, 1.750% - 2.375% due 9-30-19 to 4-30-26 (valued at $4,284,093, including interest)	4,200,000	4,200,000

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	13

Total investments (Cost $545,889,933) 100.5%	$606,903,925
Other assets and liabilities, net (0.5%)	(2,777,611)
Total net assets 100.0%	$604,126,314

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $550,334,459. Net unrealized appreciation aggregated to $56,569,466, of which $83,417,755 related to gross unrealized appreciation and $26,848,289 related to gross unrealized depreciation.
14	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $543,022,622) including $2,804,736 of securities loaned	$604,036,641
Affiliated investments, at value (Cost $2,867,311)	2,867,284
Total investments, at value (Cost $545,889,933)	606,903,925
Cash	47,947
Foreign currency, at value (Cost $50)	50
Dividends and interest receivable	674,937
Receivable for fund shares sold	88,002
Receivable for investments sold	102,114
Other assets	22,542
Total assets	607,839,517
Liabilities
Payable for investments purchased	444,038
Payable for fund shares repurchased	254,021
Payable upon return of securities loaned	2,867,350
Payable to affiliates
Accounting and legal services fees	37,341
Transfer agent fees	12,320
Trustees' fees	337
Other liabilities and accrued expenses	97,796
Total liabilities	3,713,203
Net assets	$604,126,314
Net assets consist of
Paid-in capital	$531,948,684
Total distributable earnings (loss)	72,177,630
Net assets	$604,126,314

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($30,861,404 ÷ 1,579,749 shares)[1]	$19.54
Class I ($93,239,259 ÷ 4,761,489 shares)	$19.58
Class R6 ($9,845,526 ÷ 502,560 shares)	$19.59
Class NAV ($470,180,125 ÷ 24,020,491 shares)	$19.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.57

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	15

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Dividends	$10,839,785
Interest	482,589
Securities lending	91,158
Less foreign taxes withheld	(48,721)
Total investment income	11,364,811
Expenses
Investment management fees	5,333,441
Distribution and service fees	106,618
Accounting and legal services fees	98,552
Transfer agent fees	159,983
Trustees' fees	9,452
Custodian fees	56,979
State registration fees	54,941
Printing and postage	46,271
Professional fees	63,749
Other	27,042
Total expenses	5,957,028
Less expense reductions	(40,605)
Net expenses	5,916,423
Net investment income	5,448,388
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	15,943,666
Affiliated investments	4,262
15,947,928
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(83,061,744)
Affiliated investments	(4,741)
(83,066,485)
Net realized and unrealized loss	(67,118,557)
Decrease in net assets from operations	$(61,670,169)
16	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$5,448,388	$2,356,878
Net realized gain	15,947,928	13,398,190
Change in net unrealized appreciation (depreciation)	(83,066,485)	79,116,022
Increase (decrease) in net assets resulting from operations	(61,670,169)	94,871,090
Distributions to shareholders
From net investment income and net realized gain
Class A	(1,502,336)	—
Class I	(3,978,218)	—
Class R6	(494,301)	—
Class NAV	(14,343,868)	—
From net investment income
Class A	—	(317,079)
Class I	—	(785,158)
Class R6	—	(116,147)
Class NAV	—	(3,161,742)
From net realized gain
Class A	—	(2,824,186)
Class I	—	(4,474,915)
Class R6	—	(592,565)
Class NAV	—	(15,935,605)
Total distributions	(20,318,723)	(28,207,397)
From fund share transactions	154,237,259	21,125,542
Total increase	72,248,367	87,789,235
Net assets
Beginning of year	531,877,947	444,088,712
End of year[1]	$604,126,314	$531,877,947

[1]	Net assets - End of year includes undistributed net investment income of $1,158,732 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	17

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$23.06	$20.15	$20.18	$18.89	$19.30
Net investment income[1]	0.12	0.03	0.14 [2]	0.02	— [3]
Net realized and unrealized gain (loss) on investments	(2.83)	4.00	0.80	2.09	0.51
Total from investment operations	(2.71)	4.03	0.94	2.11	0.51
Less distributions
From net investment income	(0.07)	(0.11)	(0.06)	— [3]	— [3]
From net realized gain	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)
Total distributions	(0.81)	(1.12)	(0.97)	(0.82)	(0.92)
Net asset value, end of period	$19.54	$23.06	$20.15	$20.18	$18.89
Total return (%)[4,5]	(11.28)	20.52	4.37	11.55	2.53
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$45	$59	$86	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	1.50	1.52	1.54	1.75
Expenses including reductions	1.46	1.49	1.52	1.53	1.58
Net investment income (loss)	0.60	0.14	0.69 [2]	0.11	(0.02)
Portfolio turnover (%)	29	25	26	25	22

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$23.13	$20.20	$20.22	$18.93	$19.34
Net investment income[1]	0.18	0.09	0.20 [2]	0.09	0.04
Net realized and unrealized gain (loss) on investments	(2.86)	4.03	0.82	2.08	0.53
Total from investment operations	(2.68)	4.12	1.02	2.17	0.57
Less distributions
From net investment income	(0.13)	(0.18)	(0.13)	(0.06)	(0.06)
From net realized gain	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)
Total distributions	(0.87)	(1.19)	(1.04)	(0.88)	(0.98)
Net asset value, end of period	$19.58	$23.13	$20.20	$20.22	$18.93
Total return (%)[3]	(11.08)	20.93	4.70	11.87	2.82
Ratios and supplemental data
Net assets, end of period (in millions)	$93	$108	$99	$82	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.20	1.21	1.22	1.29
Expenses including reductions	1.17	1.20	1.20	1.21	1.27
Net investment income	0.91	0.42	0.96 [2]	0.47	0.21
Portfolio turnover (%)	29	25	26	25	22

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	19

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$23.14	$20.21	$20.23	$18.94	$19.36
Net investment income[1]	0.20	0.11	0.17 [2]	0.11	0.08
Net realized and unrealized gain (loss) on investments	(2.85)	4.03	0.86	2.09	0.52
Total from investment operations	(2.65)	4.14	1.03	2.20	0.60
Less distributions
From net investment income	(0.16)	(0.20)	(0.14)	(0.09)	(0.10)
From net realized gain	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)
Total distributions	(0.90)	(1.21)	(1.05)	(0.91)	(1.02)
Net asset value, end of period	$19.59	$23.14	$20.21	$20.23	$18.94
Total return (%)[3]	(10.95)	21.03	4.78	12.02	3.00
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$14	$1	$— [4]	$— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.10	1.12	1.13	7.67
Expenses including reductions	1.06	1.09	1.11	1.10	1.09
Net investment income	1.00	0.50	0.83 [2]	0.59	0.40
Portfolio turnover (%)	29	25	26	25	22

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
20	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$23.12	$20.20	$20.22	$18.94	$19.35
Net investment income[1]	0.21	0.11	0.22 [2]	0.10	0.09
Net realized and unrealized gain (loss) on investments	(2.86)	4.02	0.82	2.10	0.52
Total from investment operations	(2.65)	4.13	1.04	2.20	0.61
Less distributions
From net investment income	(0.16)	(0.20)	(0.15)	(0.10)	(0.10)
From net realized gain	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)
Total distributions	(0.90)	(1.21)	(1.06)	(0.92)	(1.02)
Net asset value, end of period	$19.57	$23.12	$20.20	$20.22	$18.94
Total return (%)[3]	(10.95)	21.01	4.80	12.01	3.05
Ratios and supplemental data
Net assets, end of period (in millions)	$470	$365	$285	$255	$271
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.09	1.10	1.11	1.12
Expenses including reductions	1.04	1.08	1.10	1.10	1.09
Net investment income	1.07	0.52	1.02 [2]	0.59	0.48
Portfolio turnover (%)	29	25	26	25	22

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	21

Notes to financial statements
Note 1—Organization
John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the
22	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT

NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$34,975,557	$34,975,557	—	—
Consumer staples	27,518,935	9,463,964	$18,054,971	—
Energy	33,305,585	33,305,585	—	—
Financials	112,094,253	112,094,253	—	—
Health care	18,824,975	18,824,975	—	—
Industrials	188,488,347	181,992,196	6,496,151	—
Information technology	42,968,018	42,968,018	—	—
Materials	35,192,289	35,192,289	—	—
Real estate	72,104,295	72,104,295	—	—
Utilities	13,264,387	13,264,387	—	—
Securities lending collateral	2,867,284	2,867,284	—	—
Short-term investments	25,300,000	—	25,300,000	—
Total investments in securities	$606,903,925	$557,052,803	$49,851,122	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the
ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	23

collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
24	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $2,804,736 and received $2,867,350 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $3,293.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	25

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$5,651,232	$8,008,323
Long-term capital gains	14,667,491	20,199,074
Total	$20,318,723	$28,207,397
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $4,633,103 of undistributed ordinary income and of $10,977,310 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.03% of the first $100 million of the fund’s aggregate daily net assets and (b) 0.98% of the fund’s aggregate daily net assets in
26	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT

excess of $100 million. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to January 1, 2019, the Advisor agreed to contractually waive and/or reimburse expenses for Class A and Class I shares, to the extent that the expenses for each class exceed 1.55% and 1.25%, respectively, of the average net assets attributable to the classes. This limit excluded taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,673
Class I	7,066
Class R6	829
Class	Expense reduction
Class NAV	$30,037
Total	$40,605

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.98% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	27

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $37,074 for the year ended August 31, 2019. Of this amount, $6,251 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $30,655 was paid as sales commissions to broker-dealers and $168 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $297 for Class A.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$106,618	$40,357
Class I	—	118,195
Class R6	—	1,431
Total	$106,618	$159,983
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,179,737	1	2.335%	$141
28	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	284,043	$5,691,875	659,474	$14,185,078
Distributions reinvested	86,467	1,494,143	147,359	3,124,005
Repurchased	(756,047)	(14,720,730)	(1,745,155)	(38,128,705)
Net decrease	(385,537)	$(7,534,712)	(938,322)	$(20,819,622)
Class I shares
Sold	1,140,130	$22,959,704	1,034,966	$22,085,734
Distributions reinvested	229,355	3,965,557	246,354	5,225,175
Repurchased	(1,267,130)	(23,975,618)	(1,541,732)	(33,334,011)
Net increase (decrease)	102,355	$2,949,643	(260,412)	$(6,023,102)
Class R6 shares
Sold	78,713	$1,575,755	657,719	$14,280,401
Distributions reinvested	28,606	494,301	33,414	708,712
Repurchased	(189,027)	(3,777,979)	(143,028)	(3,028,458)
Net increase (decrease)	(81,708)	$(1,707,923)	548,105	$11,960,655
Class NAV shares
Sold	11,335,652	$224,376,376	2,863,817	$62,372,640
Distributions reinvested	830,566	14,343,868	901,243	19,097,348
Repurchased	(3,941,810)	(78,189,993)	(2,102,442)	(45,462,377)
Net increase	8,224,408	$160,530,251	1,662,618	$36,007,611
Total net increase	7,859,518	$154,237,259	1,011,989	$21,125,542
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $288,318,313 and $154,015,895, respectively, for the year ended August 31, 2019.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	29

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 77.8% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	23.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	1,717,565	5,875,907	(7,306,938)	286,534	—	—	$4,262	$(4,741)	$2,867,284

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
30	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Small Cap Value Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	31

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $14,667,491 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
32	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Small Cap Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       33

and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three- and five-year periods ended December 31, 2018. The Board also noted that the fund outperformed the peer group average for the one- and five-year periods and underperformed the peer group average for the three-year period ended December 31, 2018.. The Board took into account management's discussion of the fund's performance, including favorable performance relative to the benchmark index for the one-year period and to the peer group for the one- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses were higher than the peer group median.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       35

The Board took into account management's discussion of the fund's expenses, including actions taken to reduce the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       36

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       37

The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       38

Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       40

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       41

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       42

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       43

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Wellington Management Company LLP

Portfolio Managers

Timothy J. McCormack, CFA
Shaun F. Pedersen

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       44

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942584	439A 8/19 10/19

John Hancock

Spectrum Income Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for bond markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding trade with China and the broader health of the global economy leading to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to a periodically inverted U.S. Treasury yield curve. The 10-year U.S. Treasury finished the period at 1.50%—a level we haven't seen since late 2016. In July and September (just after the end of the reporting period), the U.S. Federal Reserve stepped in with a pair of reductions in short-term interest rates in an attempt to offer a measure of stimulus to jittery markets, and investors greeted the news favorably.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, the outlook for the global economy is less certain. There are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us. On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Spectrum Income Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
19	Financial statements
22	Financial highlights
25	Notes to financial statements
39	Report of independent registered public accounting firm
40	Tax information
41	Continuation of investment advisory and subadvisory agreements
48	Trustees and Officers
52	More information

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income with moderate share price fluctuation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

Class A shares (without sales charge)[1]
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar U.S. multisector bond fund category average
6.79
10.17
6.82
3.59
3.09
4.10
3.06
3.35
3.12
5.22
3.91
5.40
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, nonconvertible investment-grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1 Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Bonds delivered strong gains in the period

The U.S. Federal Reserve's pivot toward a more accommodative interest-rate policy provided a tailwind for fixed-income assets.

Stocks also moved higher

Global equities, while posting positive returns, failed to keep pace with bonds due to their large sell-off in late 2018.

The fund underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index

The management team adjusted the portfolio in advance of the fund's liquidation on October 11, 2019, preventing it from fully capitalizing on the rally in the financial markets.

PORTFOLIO COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       3

QUALITY COMPOSITION AS OF 8/31/19 (%)

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       4

Manager's discussion of fund performance

Note: John Hancock Spectrum Income Fund liquidated on October 11, 2019. The fund's portfolio manager began selling its assets in January 2019, in advance of its closure.

Can you describe the investment environment during the 12 months ended August 31, 2019?

The domestic fixed-income market generated positive returns. U.S. Treasuries rallied sharply across all maturities, particularly after the U.S. Federal Reserve (Fed) began to indicate that it was moving toward a more accommodative posture. While the Fed raised short-term interest rates in both September and December, slowing global growth and persistent trade tensions prompted it to cut rates by a quarter point in July 2019.

Within the investment-grade universe, long-term U.S. Treasuries and corporate bonds posted the largest gains. High-yield issues, while also rallying, trailed higher-quality debt amid bouts of volatility and investors' preference for perceived safe-haven assets. Non-dollar bonds produced positive returns, lifted in part by favorable central bank sentiment and the European Central Bank's willingness to implement more stimulus measures in response to weakening eurozone growth. Emerging-market debt delivered a gain and outpaced the domestic fixed-income market.

TOP 10 ISSUERS AS OF 8/31/19 (%)

U.S. Treasury	77.9
Wells Fargo & Company	0.4
JPMorgan Chase & Co.	0.4
The Southern Company	0.3
QUALCOMM, Inc.	0.3
Tyson Foods, Inc.	0.2
TOTAL SA	0.2
The Boeing Company	0.2
Johnson & Johnson	0.2
Chubb, Ltd.	0.2
TOTAL	80.3
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       5

What aspects of the fund's positioning affected relative performance?

The fund underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Two factors accounted for the performance shortfall. First, we began to liquidate the portfolio's holdings in advance of the closure, meaning that the fund was unable to take full advantage of the rally that occurred in both stocks and bonds from January 2019 onward. Second, the index return was largely driven by gains for U.S. Treasuries, particularly longer-term issues. Our effort to diversify across the full range of income-producing assets was therefore a headwind to relative performance. The fund held derivatives for the purpose of gaining market exposure in an efficient fashion. The use of derivatives was a net positive for performance.

How did the fund's pending liquidation affect your portfolio activity?

We started selling the fund's holdings at the beginning of 2019 in advance of its closure, and we continued to do so gradually as the year progressed. We systematically eliminated or sharply reduced the fund's allocations to certain asset categories, including foreign stocks and bonds, convertible bonds, municipal debt, and securitized assets, as well as term loans, inflation-protected securities, and mortgage-backed securities. As a result, the portfolio primarily held U.S. government bonds, common stocks, and short-term investments at the close of the period.

MANAGED BY

Charles M. Shriver, CFA On the fund since 2011 Investing since 1991

The views expressed in this report are exclusively those of Charles M. Shriver, CFA, T. Rowe Price, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 8-31-19	as of 8-31-19
Class A2	2.56	2.22	4.79	11.58	59.59	0.63	0.23
Class C2	5.08	2.40	4.88	12.57	61.04	-0.07	-0.47
Class NAV[3]	7.11	3.38	5.38	18.09	68.93	0.66	0.62
Index†	10.17	3.35	3.91	17.89	46.78	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class NAV
Gross (%)	1.16	1.91	0.81
Net (%)	1.12	1.87	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Spectrum Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-31-09	16,104	16,104	14,678
Class NAV[3]	8-31-09	16,893	16,893	14,678

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,050.90	$5.79	1.12%
	Hypothetical example	1,000.00	1,019.60	5.70	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,047.80	9.65	1.87%
	Hypothetical example	1,000.00	1,015.80	9.50	1.87%
Class NAV	Actual expenses/actual returns	1,000.00	1,051.30	5.53	1.07%
	Hypothetical example	1,000.00	1,019.80	5.45	1.07%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
10	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT

Fund’s investments
AS OF 8-31-19
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 77.9%				$131,390,381
(Cost $126,851,394)
U.S. Government 77.9%				131,390,381
U.S. Treasury
Bond	2.875	05-15-49	2,855,000	3,440,163
Bond	3.000	02-15-49	1,790,000	2,205,196
Bond	3.125	02-15-43	85,000	104,264
Bond	3.875	08-15-40	1,190,000	1,612,171
Bond	4.250	11-15-40	6,915,000	9,832,536
Note	1.500	06-15-20	12,700,000	12,665,271
Note	2.000	10-31-22	1,640,000	1,668,572
Note	2.000	05-31-24	33,075,000	33,979,754
Note	2.000	02-15-25	835,000	860,148
Note (A)	2.125	05-31-21	32,115,000	32,414,824
Note	2.375	05-15-29	14,755,000	15,907,734
Note	2.500	01-15-22	2,565,000	2,625,217
Note	2.500	03-31-23	2,600,000	2,697,500
Note	2.875	10-31-23	3,610,000	3,820,818
Note	2.875	11-30-23	4,505,000	4,774,068
Note	2.875	05-15-28	2,500,000	2,782,129

Treasury Inflation Protected Security	1.125	01-15-21	15	16
Corporate bonds 0.0%				$23,666
(Cost $1,021)
Communication services 0.0%				1,064
Media 0.0%
iHeartCommunications, Inc.	6.375	05-01-26	985	1,064
Consumer staples 0.0%				22,602
Food products 0.0%

Mriya Farming PLC (0.500% to 9-30-19, then 2.000% to 9-30-20, then 2.500% to 9-30-21, then 5.000% to 6-30-24, then 10.000% thereafter) (B)(C)(D)	0.500	12-31-25	205,716	22,602
Convertible bonds 0.1%				$60,256
(Cost $59,000)
Financials 0.1%				60,256
Insurance 0.1%
AXA SA (B)	7.250	05-15-21	59,000	60,256

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	11

	Shares	Value
Common stocks 10.8%		$18,242,270
(Cost $15,574,988)
Communication services 0.7%		1,250,114
Diversified telecommunication services 0.3%
AT&T, Inc.	1,390	49,011
CenturyLink, Inc.	2,230	25,377
Telefonica SA	12,381	86,016
Verizon Communications, Inc.	6,580	382,693
Entertainment 0.0%
The Walt Disney Company	708	97,180
Media 0.4%
Comcast Corp., Class A	5,582	247,059
Fox Corp., Class B	5,728	187,878
News Corp., Class A	12,720	174,900
Consumer discretionary 0.2%		404,057
Hotels, restaurants and leisure 0.1%
Las Vegas Sands Corp.	3,326	184,493
MGM Resorts International	900	25,254
Leisure products 0.1%
Mattel, Inc. (E)	7,685	75,313
Multiline retail 0.0%
Kohl's Corp.	1,574	74,387
Specialty retail 0.0%
L Brands, Inc.	2,702	44,610
Consumer staples 0.9%		1,579,371
Beverages 0.0%
PepsiCo, Inc.	212	28,987
Food and staples retailing 0.1%
Walmart, Inc.	1,582	180,759
Food products 0.5%
Bunge, Ltd.	1,846	98,595
Conagra Brands, Inc.	7,832	222,116
Kellogg Company	616	38,685
Tyson Foods, Inc., Class A	4,527	421,192
Household products 0.2%
Kimberly-Clark Corp.	2,469	348,401
Tobacco 0.1%
Philip Morris International, Inc.	3,338	240,636
Energy 1.0%		1,709,898
Oil, gas and consumable fuels 1.0%
Chevron Corp.	1,248	146,915
12	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Equitrans Midstream Corp.	1,616	$21,800
Exxon Mobil Corp.	5,333	365,204
Hess Corp.	975	61,376
Occidental Petroleum Corp.	4,482	194,877
Pioneer Natural Resources Company	857	105,771
Targa Resources Corp.	800	28,896
TC Energy Corp.	7,501	384,351
TOTAL SA	8,024	400,708
Financials 2.6%		4,356,895
Banks 1.3%
Bank of America Corp.	628	17,276
Citigroup, Inc.	1,982	127,542
Fifth Third Bancorp	10,292	272,223
JPMorgan Chase & Co.	5,375	590,498
The PNC Financial Services Group, Inc.	1,519	195,845
U.S. Bancorp	4,329	228,095
Wells Fargo & Company	15,306	712,800
Capital markets 0.5%
Ameriprise Financial, Inc.	128	16,509
Franklin Resources, Inc.	4,084	107,328
Morgan Stanley	8,204	340,384
Northern Trust Corp.	646	56,803
State Street Corp.	4,196	215,297
The Bank of New York Mellon Corp.	1,405	59,094
Diversified financial services 0.0%
AXA Equitable Holdings, Inc.	1,667	34,624
Insurance 0.8%
American International Group, Inc.	6,599	343,412
Brighthouse Financial, Inc. (E)	1,513	53,348
Chubb, Ltd.	2,464	385,074
Loews Corp.	3,400	163,438
Marsh & McLennan Companies, Inc.	710	70,922
MetLife, Inc.	5,473	242,454
Willis Towers Watson PLC	626	123,929
Health care 1.4%		2,280,886
Biotechnology 0.2%
AbbVie, Inc.	740	48,648
Gilead Sciences, Inc.	3,444	218,832
Health care equipment and supplies 0.3%
Becton, Dickinson and Company	276	70,082
Medtronic PLC	2,752	296,913
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	13

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	345	$48,024
Health care providers and services 0.3%
Anthem, Inc.	1,006	263,089
CVS Health Corp.	4,190	255,255
Pharmaceuticals 0.6%
Allergan PLC	730	116,596
Bristol-Myers Squibb Company	3,409	163,871
GlaxoSmithKline PLC	4,615	96,174
Johnson & Johnson	3,020	387,647
Pfizer, Inc.	8,882	315,755
Industrials 1.4%		2,294,527
Aerospace and defense 0.4%
L3Harris Technologies, Inc.	1,716	362,780
The Boeing Company	1,070	389,576
Air freight and logistics 0.2%
United Parcel Service, Inc., Class B	2,617	310,533
Airlines 0.2%
Alaska Air Group, Inc.	2,476	147,867
Delta Air Lines, Inc.	1,461	84,533
Southwest Airlines Company	918	48,030
Building products 0.1%
Johnson Controls International PLC	5,145	219,640
Commercial services and supplies 0.1%
Stericycle, Inc. (E)	2,413	108,320
Electrical equipment 0.1%
Emerson Electric Company	1,705	101,601
nVent Electric PLC	976	19,774
Industrial conglomerates 0.1%
General Electric Company	28,460	234,795
Machinery 0.1%
Flowserve Corp.	182	7,768
PACCAR, Inc.	873	57,234
Pentair PLC	548	19,684
Snap-on, Inc.	190	28,249
Professional services 0.1%
Nielsen Holdings PLC	7,425	154,143
Information technology 1.0%		1,617,030
Communications equipment 0.2%
Cisco Systems, Inc.	5,126	239,948
14	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	390	$35,576
IT services 0.1%
Cognizant Technology Solutions Corp., Class A	1,100	67,529
Semiconductors and semiconductor equipment 0.5%
Applied Materials, Inc.	2,643	126,917
NXP Semiconductors NV	457	46,678
QUALCOMM, Inc.	6,462	502,550
Texas Instruments, Inc.	1,396	172,755
Software 0.2%
Microsoft Corp.	2,613	360,228
Technology hardware, storage and peripherals 0.0%
Hewlett Packard Enterprise Company	1,514	20,923
Western Digital Corp.	767	43,926
Materials 0.5%		858,561
Chemicals 0.4%
Akzo Nobel NV	324	29,042
CF Industries Holdings, Inc.	3,998	192,664
Corteva, Inc.	2,811	82,419
Dow, Inc.	2,685	114,462
DuPont de Nemours, Inc.	2,800	190,204
PPG Industries, Inc.	220	24,374
Construction materials 0.0%
Vulcan Materials Company	140	19,775
Containers and packaging 0.1%
International Paper Company	4,273	167,074
Metals and mining 0.0%
Nucor Corp.	787	38,547
Real estate 0.4%		634,069
Equity real estate investment trusts 0.4%
Equity Residential	2,391	202,661
Rayonier, Inc.	4,039	108,245
SL Green Realty Corp.	1,324	106,211
Weyerhaeuser Company	8,246	216,952
Utilities 0.7%		1,256,862
Electric utilities 0.5%
Duke Energy Corp.	416	38,580
Edison International	3,276	236,757
Evergy, Inc.	1,881	122,265
The Southern Company	7,934	462,235
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	15

	Shares	Value
Utilities (continued)
Multi-utilities 0.2%
NiSource, Inc.	10,004	$295,618

Sempra Energy	716	101,407
Preferred securities 0.4%		$653,787
(Cost $546,822)
Health care 0.1%		173,483
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.125%	2,804	173,483
Utilities 0.3%		480,304
Electric utilities 0.2%
NextEra Energy, Inc., 6.123%	2,945	203,588
The Southern Company, 6.750%	1,658	86,150
Multi-utilities 0.1%
Sempra Energy, 6.000%	997	114,914
Sempra Energy, 6.750%	366	42,258
Water utilities 0.0%

Aqua America, Inc., 6.000%	555	33,394
Warrants 0.0%		$14,904
(Cost $21,333)
iHeartMedia, Inc. (E)(F)	1,080	14,904

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$90
(Cost $0)
iHeartCommunications, Inc. (D)(E)	9.000	12-15-19	580,000	58
iHeartCommunications, Inc. (D)(E)	9.000	09-15-22	315,000	32

	Yield (%)	Shares	Value
Short-term investments 9.3%			$15,705,003
(Cost $15,705,003)
Money market funds 4.3%			7,222,003
T. Rowe Price Government Reserve Fund	2.7663(G)	7,222,003	7,222,003

	Par value^	Value
Repurchase agreement 5.0%		8,483,000
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $8,483,990 on 9-3-19, collateralized by $8,495,000 U.S. Treasury Notes, 2.250% due 3-31-21 (valued at $8,654,638, including interest)	8,483,000	8,483,000

Total investments (Cost $158,759,561) 98.5%	$166,090,357
Other assets and liabilities, net 1.5%	2,513,752
Total net assets 100.0%	$168,604,109

16	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing security.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 8-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	17

DERIVATIVES
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.31	2.174%	13,300,000	USD	$ 13,300,000	1.000%	Quarterly	Jun 2020	$ (445,624)	$ (213,022)	$ (658,646)
Centrally cleared	CDX.NA.HY.32	3.392%	16,830,000	USD	16,830,000	5.000%	Quarterly	Jun 2020	1,052,390	252,620	1,305,010
Centrally cleared	CDX.NA.HY.32	3.392%	14,850,000	USD	14,850,000	5.000%	Quarterly	Jun 2020	878,992	272,487	1,151,479
Centrally cleared	CDX.NA.IG.32	0.540%	98,050,000	USD	98,050,000	1.000%	Quarterly	Jun 2020	1,884,391	391,750	2,276,141
					$143,030,000				$3,370,149	$703,835	$4,073,984

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $163,764,247. Net unrealized appreciation aggregated to $6,400,094, of which $7,029,474 related to gross unrealized appreciation and $629,380 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
18	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $158,759,561)	$166,090,357
Receivable for centrally cleared swaps (including collateral of $1,657,828)	1,682,773
Cash	388,049
Foreign currency, at value (Cost $2,381)	1,686
Collateral segregated at custodian for OTC derivative contracts	239,421
Dividends and interest receivable	811,970
Receivable for investments sold	29,721
Receivable from affiliates	5,672
Other assets	13,977
Total assets	169,263,626
Liabilities
Payable for fund shares repurchased	399,638
Payable to affiliates
Accounting and legal services fees	10,669
Transfer agent fees	71
Trustees' fees	93
Other liabilities and accrued expenses	249,046
Total liabilities	659,517
Net assets	$168,604,109
Net assets consist of
Paid-in capital	$161,984,670
Total distributable earnings (loss)	6,619,439
Net assets	$168,604,109

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($526,532 ÷ 48,653 shares)[1]	$10.82
Class C ($73,298 ÷ 6,774 shares)[1]	$10.82
Class NAV ($168,004,279 ÷ 15,512,222 shares)	$10.83
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.27

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	19

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Interest	$16,681,305
Dividends	1,565,502
Securities lending	6,184
Less foreign taxes withheld	(54,705)
Total investment income	18,198,286
Expenses
Investment management fees	3,528,553
Distribution and service fees	79,404
Accounting and legal services fees	84,240
Transfer agent fees	28,551
Trustees' fees	14,275
Custodian fees	194,142
State registration fees	65,041
Printing and postage	30,049
Professional fees	196,667
Other	33,525
Total expenses	4,254,447
Less expense reductions	(200,105)
Net expenses	4,054,342
Net investment income	14,143,944
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,429,862
Affiliated investments	30
Futures contracts	1,704,681
Forward foreign currency contracts	343,424
Written options	28,768
Swap contracts	(293,633)
4,213,132
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,007,635
Affiliated investments	(21)
Futures contracts	65,098
Forward foreign currency contracts	(271,900)
Written options	(8,842)
Swap contracts	672,467
1,464,437
Net realized and unrealized gain	5,677,569
Increase in net assets from operations	$19,821,513
20	JOHN HANCOCK Spectrum Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$14,143,944	$25,426,400
Net realized gain	4,213,132	8,084,550
Change in net unrealized appreciation (depreciation)	1,464,437	(32,932,266)
Increase in net assets resulting from operations	19,821,513	578,684
Distributions to shareholders
From net investment income and net realized gain
Class A	(997,532)	—
Class C	(14,605)	—
Class NAV	(19,217,662)	—
From net investment income
Class A	—	(894,754)
Class C	—	(12,141)
Class NAV	—	(28,025,115)
From net realized gain
Class A	—	(246,081)
Class C	—	(4,349)
Class NAV	—	(7,370,141)
Total distributions	(20,229,799)	(36,552,581)
From fund share transactions	(676,653,333)	(25,702,576)
Total decrease	(677,061,619)	(61,676,473)
Net assets
Beginning of year	845,665,728	907,342,201
End of year[1]	$168,604,109	$845,665,728

[1]	Net assets - End of year includes undistributed net investment income of $1,064,670 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	21

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.43	$10.86	$10.70	$10.21	$10.56
Net investment income[2]	0.28	0.27	0.31	0.31	0.12
Net realized and unrealized gain (loss) on investments	0.42	(0.30)	0.15	0.51	(0.35)
Total from investment operations	0.70	(0.03)	0.46	0.82	(0.23)
Less distributions
From net investment income	(0.22)	(0.31)	(0.30)	(0.29)	(0.12)
From net realized gain	(0.09)	(0.09)	—	(0.04)	—
Total distributions	(0.31)	(0.40)	(0.30)	(0.33)	(0.12)
Net asset value, end of period	$10.82	$10.43	$10.86	$10.70	$10.21
Total return (%)[3,4]	6.79	(0.27)	4.37	8.18	(2.20) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$34	$27	$24	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	1.20	1.22	1.18 [6]	1.20 [7]
Expenses including reductions	1.12	1.12	1.12	1.08 [6]	1.12 [7]
Net investment income	2.70	2.54	2.88	2.99	2.76 [7]
Portfolio turnover (%)	95	65	69	72	76 [8]

[1]	The inception date for Class A shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
22	JOHN HANCOCK Spectrum Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.43	$10.86	$10.70	$10.21	$10.56
Net investment income[2]	0.20	0.19	0.23	0.23	0.09
Net realized and unrealized gain (loss) on investments	0.43	(0.30)	0.15	0.51	(0.35)
Total from investment operations	0.63	(0.11)	0.38	0.74	(0.26)
Less distributions
From net investment income	(0.15)	(0.23)	(0.22)	(0.21)	(0.09)
From net realized gain	(0.09)	(0.09)	—	(0.04)	—
Total distributions	(0.24)	(0.32)	(0.22)	(0.25)	(0.09)
Net asset value, end of period	$10.82	$10.43	$10.86	$10.70	$10.21
Total return (%)[3,4]	6.08	(1.02)	3.60	7.37	(2.50) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$1	$1	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	1.90	1.92	1.88 [7]	1.90 [8]
Expenses including reductions	1.86	1.87	1.87	1.83 [7]	1.87 [8]
Net investment income	1.89	1.79	2.14	2.19	2.03 [8]
Portfolio turnover (%)	95	65	69	72	76 [9]

[1]	The inception date for Class C shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	23

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.43	$10.87	$10.71	$10.22	$11.25
Net investment income[1]	0.32	0.31	0.35	0.34	0.32
Net realized and unrealized gain (loss) on investments	0.41	(0.31)	0.15	0.51	(0.66)
Total from investment operations	0.73	—	0.50	0.85	(0.34)
Less distributions
From net investment income	(0.24)	(0.35)	(0.34)	(0.32)	(0.41)
From net realized gain	(0.09)	(0.09)	—	(0.04)	(0.28)
Total distributions	(0.33)	(0.44)	(0.34)	(0.36)	(0.69)
Net asset value, end of period	$10.83	$10.43	$10.87	$10.71	$10.22
Total return (%)[2]	7.11	(0.01)	4.75	8.58	(3.05)
Ratios and supplemental data
Net assets, end of period (in millions)	$168	$811	$879	$919	$901
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.80	0.80	0.76 [3]	0.78
Expenses including reductions	0.85	0.76	0.76	0.72 [3]	0.75
Net investment income	3.05	2.89	3.24	3.31	2.99
Portfolio turnover (%)	95	65	69	72	76

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
24	JOHN HANCOCK Spectrum Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Spectrum Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income with moderate share price fluctuation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	25

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$131,390,381	—	$131,390,381	—
Corporate bonds	23,666	—	1,064	$22,602
Convertible bonds	60,256	—	60,256	—
Common stocks	18,242,270	$17,630,330	611,940	—
Preferred securities	653,787	653,787	—	—
Warrants	14,904	—	14,904	—
Escrow certificates	90	—	—	90
Short-term investments	15,705,003	7,222,003	8,483,000	—
Total investments in securities	$166,090,357	$25,506,120	$140,561,545	$22,692
Derivatives:
Assets
Swap contracts	$4,732,630	—	$4,732,630	—
Liabilities
26	JOHN HANCOCK Spectrum Income Fund | ANNUAL REPORT

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Swap contracts	$(658,646)	—	$(658,646)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and
ANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	27

series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2019, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $3,011.
28	JOHN HANCOCK Spectrum Income Fund | ANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $530,446 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$13,405,047	$29,165,783
Long-term capital gains	6,824,752	7,386,798
Total	$20,229,799	$36,552,581
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis consisted of $750,483 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, and wash sale loss deferrals.
ANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	29

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund's investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2019, the fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, manage against anticipated interest rate changes, manage duration of the
30	JOHN HANCOCK Spectrum Income Fund | ANNUAL REPORT

fund,maintain diversity of the fund and as a substitute for securities purchased. The fund held futures contracts with USD notional values ranging up to $144.0 million, as measured at each quarter end. There were no open futures contracts as of August 31, 2019.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The fund held forward foreign currency contracts with USD notional values ranging up to $184.3 million, as measured at each quarter end. There were no open forward foreign currency contracts as of August 31, 2019.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the year ended August 31, 2019, the fund used purchased options contracts to manage against anticipated changes in currency exchange rates and interest rate, gain exposure to credit index, manage against potential credit events and manage duration of the fund. The fund held purchased options contracts with market values
ANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	31

ranging up to $39,000, as measured at each quarter end. There were no open purchased options contracts as of August 31, 2019.
During the year ended August 31, 2019, the fund wrote option contracts to manage against anticipated changes in interest rate, gain exposure to credit index, manage against potential credit events and manage duration of the fund. The fund held written option contracts with market values ranging up to $26,000, as measured at each quarter end. There were no open written option contracts as of August 31, 2019.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the year ended August 31, 2019, the fund used interest rate swap contracts to manage duration of the fund and manage against anticipated interest rate changes. The fund held interest rate swaps with total USD notional amounts ranging up to $12.0 million, as measured at each quarter end. There were no open interest rate swap contracts as of August 31, 2019.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the year ended August 31, 2019, the fund used credit default swap contracts as a buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $10.9 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of August 31, 2019.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
32	JOHN HANCOCK Spectrum Income Fund | ANNUAL REPORT

During the year ended August 31, 2019, the fund used credit default swap contracts as a seller to take a long position in the exposure of the benchmark credit. The fund held credit default swaps with total USD notional amounts ranging from $5.2 million to $143.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Credit	Swap contracts, at value	Credit default swaps[1]	$4,732,630	$(658,646)

[1]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	$44,305	$1,704,681	—	$20,804	$(186,946)	$1,582,844
Foreign currency	(41,685)	—	$343,424	—	—	301,739
Credit	(77,326)	—	—	7,964	(106,687)	(176,049)
Total	$(74,706)	$1,704,681	$343,424	$28,768	$(293,633)	$1,708,534

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	—	$65,098	—	$(366)	$53,781	$118,513
Foreign currency	$4,702	—	$(271,900)	—	—	(267,198)
Credit	50,446	—	—	(8,476)	618,686	660,656
Total	$55,148	$65,098	$(271,900)	$(8,842)	$672,467	$511,971
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[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.800% of the first $250 million of the fund’s aggregate daily net assets; and b) 0.725% of the aggregate daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and New Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A and Class C shares to the extent necessary to maintain the total operating expenses at 1.12% and 1.87% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31,2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T.Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$44,296
Class C	653
Class	Expense reduction
Class NAV	$155,156
Total	$200,105

34	JOHN HANCOCK Spectrum Income Fund | ANNUAL REPORT

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.71% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Prior to July 1, 2019, Rule 12b-1 fee payable by the fund’s Class A shares was 0.30%.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $65,117 for the year ended August 31, 2019. Of this amount, $9,749 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $55,368 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $996 and $8 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
ANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	35

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$74,803	$28,032
Class C	4,601	519
Total	$79,404	$28,551
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	705,208	$7,244,199	1,261,426	$13,446,793
Distributions reinvested	96,159	981,979	106,914	1,140,425
Repurchased	(4,055,327)	(42,390,021)	(580,354)	(6,196,237)
Net increase (decrease)	(3,253,960)	$(34,163,843)	787,986	$8,390,981
Class C shares
Sold	14,177	$146,884	23,902	$255,314
Distributions reinvested	1,420	14,463	1,540	16,443
Repurchased	(65,139)	(681,377)	(20,820)	(222,419)
Net increase (decrease)	(49,542)	$(520,030)	4,622	$49,338
Class NAV shares
Sold	249,524	$2,551,553	1,826,816	$19,578,850
Distributions reinvested	1,884,928	19,217,662	3,311,868	35,395,256
Repurchased	(64,320,723)	(663,738,675)	(8,365,432)	(89,117,001)
Net decrease	(62,186,271)	$(641,969,460)	(3,226,748)	$(34,142,895)
Total net decrease	(65,489,773)	$(676,653,333)	(2,434,140)	$(25,702,576)
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
36	JOHN HANCOCK Spectrum Income Fund | ANNUAL REPORT

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $138,936,236 and $835,664,192, respectively, for the year ended August 31, 2019. Purchases and sales of U.S. Treasury obligations aggregated $269,558,010 and $237,677,536, respectively, for the year ended August 31, 2019.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 99.6% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	40.9%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	18.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	14.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	12.7%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	70,427	1,001,683	(1,072,110)	—	—	—	$30	$(21)	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Other Matters
The Trust and several of its funds, including Spectrum Income Fund (the fund), have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amount at issue for the Spectrum Income Fund is approximately $2.1million. In addition, a group of Tribune creditors ﬁled ﬁfty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO
ANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	37

(the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims in the FitzSimons Action had been dismissed by the District Court. However, on July 15, 2019, the plaintiff in the FitzSimons case ﬁled a notice of appeal with the Second Circuit appealing, among other things, the dismissal of his intentional fraudulent transfer claim against the shareholder defendants; and the District Court’s denial of his motion for leave to amend the complaint to add a constructive fraudulent transfer claim against certain shareholder defendants.
The separate individual creditor actions remain at the Second Circuit pending a resolution of the state law plaintiffs’ request to have those actions sent back to the District Court for a determination of whether the Section 546(e) of the Bankruptcy Code – the statutory safe harbor for settlement payments – continues to protect all share-holder defendants following the Supreme Court’s ruling in a separate case involving Section 546(e) Merit Management.
At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the fund’s net asset value.
Note 11—New accounting pronouncement
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management has performed an analysis and has determined that the ASU will not have a material impact to the fund.
Note 12—Subsequent event
On March 28, 2019, the Board of Trustees approved a plan of liquidation for the fund. The fund was liquidated on October 11, 2019.
38	JOHN HANCOCK Spectrum Income Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Spectrum Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Spectrum Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	39

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $6,824,752 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
40	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Spectrum Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

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Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

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(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period ended December 31, 2018. The Board also noted that the fund underperformed the peer group average for the one- and three-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to its benchmark index for the three-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of the fund's benchmark index over the longer term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses, including actions management is proposing to take in order to reduce the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and

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that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

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Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and

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procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

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The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of the fund's benchmark index over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

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Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

T. Rowe Price Associates, Inc.

Portfolio Manager

Charles M. Shriver, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

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U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Spectrum Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942588	459A 8/19 10/19

John Hancock

Strategic Income Opportunities Fund

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for bond markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding trade with China and the broader health of the global economy leading to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to a periodically inverted U.S. Treasury yield curve. The 10-year U.S. Treasury finished the period at 1.50%—a level we haven't seen since late 2016. In July and September (just after the end of the reporting period), the U.S. Federal Reserve stepped in with a pair of reductions in short-term interest rates in an attempt to offer a measure of stimulus to jittery markets, and investors greeted the news favorably.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, the outlook for the global economy is less certain. There are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us. On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
34	Financial statements
38	Financial highlights
44	Notes to financial statements
59	Report of independent registered public accounting firm
60	Tax information
61	Continuation of investment advisory and subadvisory agreements
68	Trustees and Officers
72	More information

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/19 (%)

Class A shares (without sales charge)[1]
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar U.S. multisector bond fund category average
10.17
6.82
6.10
4.10
2.69
3.09
3.35
3.12
2.79
5.61
5.40
3.91
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Bonds advanced as yields declined sharply

Bonds produced strong returns as slowing economic growth and a shift in interest-rate policy by the U.S. Federal Reserve led to lower bond yields and rising bond prices.

Duration and high-yield exposure detracted

The fund's underperformance of the Bloomberg Barclays U.S. Aggregate Bond Index was driven primarily by a relatively short duration and a meaningful position in high-yield corporate bonds, as well as some equity exposure early in the period.

Sector allocation added value

An out-of-benchmark position in convertible bonds and an underweight position in agency mortgage-backed securities contributed positively to relative performance.

PORTFOLIO COMPOSITION AS OF 8/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       3

QUALITY COMPOSITION AS OF 8/31/19 (%)

U.S. Government	10.4
Collateralized mortgage obligations – U.S. Government Agency	0.5
AAA	12.5
AA	4.6
A	11.1
BBB	26.6
BB	15.1
B	7.9
CCC and below	0.7
Equity	4.8
Not rated	2.7
Short-term investments and other	3.1

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 8-31-19 and do not reflect subsequent downgrades or upgrades, if any.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       4

Manager's discussion of fund performance

How did the bond market perform during the 12 months ended August 31, 2019?

U.S. bonds posted strong overall returns for the reporting period as the fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 10.17%. Bonds rallied despite an increase in market volatility, driven primarily by changing economic conditions and central bank policy. After raising short-term interest rates twice in late 2018, the U.S. Federal Reserve (Fed) pivoted to a wait-and-see approach in early 2019 as signs of slowing economic activity emerged. In response, bond yields declined as the market began to price in the possibility of an interest-rate cut, which came to fruition in July as the Fed lowered short-term interest rates for the first time in more than a decade.

Geopolitical developments ranging from an escalating trade conflict between the United States and China to the impending outcome of Brexit also contributed to increased bond market volatility. Uncertainty surrounding many of these developments led to a flight to quality, which resulted in the outperformance of higher-quality sectors, such as investment-grade corporate bonds and U.S. Treasury securities. Conversely, lower-quality sectors such as high-yield corporate bonds lagged during the period.

How did the fund perform?

The fund delivered a positive return but trailed the performance of its benchmark

NET CURRENCY EXPOSURE AS OF 8/31/19 (%)		COUNTRY COMPOSITION AS OF 8/31/19 (%)
United States Dollar	87.3	United States	63.1
Indonesian Rupiah	2.2	Canada	4.2
Philippine Peso	2.1	Indonesia	3.4
Brazilian Real	2.0	Brazil	2.9
Japanese Yen	1.6	Supranational	2.8
Malaysian Ringgit	1.4	Philippines	2.5
Columbian Peso	1.3	Singapore	2.0
Singapore Dollar	1.0	Colombia	2.0
Other Currencies	1.1	Ireland	1.6
TOTAL	100.0	Japan	1.6
		Other countries	13.9
		TOTAL	100.0
As a percentage of net assets.		As a percentage of net assets.
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       5

index. Most of the underperformance occurred early in the reporting period, when the fund was positioned for a stronger economy and rising interest rates. This positioning was reflected in the fund's duration (a measure of interest-rate sensitivity), which was considerably shorter than that of the index, and its sector positioning, with a meaningful allocation in high-yield corporate bonds and a small position in equities. Although we adjusted the fund's positioning in early 2019 to reflect the changing economic outlook, it wasn't enough to overcome the fund's earlier underperformance.

An out-of-index position in convertible bonds and an underweight position in agency mortgage-backed securities aided fund performance. In addition, exposure to selected emerging-market currencies such as the Indian rupee and the Philippine peso added value during the period.

What positioning adjustments did you make?

We significantly reduced the fund's holdings of bank loans, as the Fed's interest-rate policy shift made the floating-rate nature of bank loans less attractive. We invested the proceeds in a mix of high-yield and investment-grade corporate bonds, as well as U.S. Treasury securities. These changes improved overall liquidity and lengthened the fund's duration, although it remained shorter than that of the benchmark. We also reduced the fund's overall foreign currency exposure, primarily by hedging nearly all of the fund's positions in developed-market currencies.

MANAGED BY

Daniel S. Janis III On the fund since 2006 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986
Christopher M. Chapman, CFA On the fund since 2017 Investing since 1999

The views expressed in this report are exclusively those of Daniel S. Janis III, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30- day yield (%) subsidized	SEC 30- day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 8-31-19	as of 8-31-19
Class A2	1.87	1.95	5.18	10.16	65.65	2.04	2.02
Class C2	4.36	2.08	4.89	10.83	61.25	1.44	1.41
Class I2,3	6.41	3.11	5.93	16.53	77.97	2.43	2.40
Class R2[2,3]	6.01	2.71	5.67	14.32	73.54	2.02	1.99
Class R6[2,3]	6.42	3.22	6.01	17.14	79.32	2.53	2.50
Class NAV[3]	6.54	3.23	6.05	17.20	79.89	2.54	2.51
Index†	10.17	3.35	3.91	17.89	46.78	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.09	1.79	0.79	1.19	0.69	0.68
Net (%)	1.06	1.76	0.76	1.16	0.66	0.65

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-31-09	16,125	16,125	14,678
Class I2,3	8-31-09	17,797	17,797	14,678
Class R2[2,3]	8-31-09	17,354	17,354	14,678
Class R6[2,3]	8-31-09	17,932	17,932	14,678
Class NAV[3]	8-31-09	17,989	17,989	14,678

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A, Class C, and Class I shares were first offered on 1-4-10; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2019, with the same investment held until August 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,053.30	$5.64	1.09%
	Hypothetical example	1,000.00	1,019.70	5.55	1.09%
Class C	Actual expenses/actual returns	1,000.00	1,049.60	9.25	1.79%
	Hypothetical example	1,000.00	1,016.20	9.10	1.79%
Class I	Actual expenses/actual returns	1,000.00	1,053.80	4.09	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Class R2	Actual expenses/actual returns	1,000.00	1,052.70	6.16	1.19%
	Hypothetical example	1,000.00	1,019.20	6.06	1.19%
Class R6	Actual expenses/actual returns	1,000.00	1,054.40	3.57	0.69%
	Hypothetical example	1,000.00	1,021.70	3.52	0.69%
Class NAV	Actual expenses/actual returns	1,000.00	1,054.50	3.47	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT

Fund’s investments
AS OF 8-31-19
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 10.4%					$570,893,111
(Cost $504,868,983)
U.S. Government 10.4%					570,893,111
U.S. Treasury
Bond	2.750	11-15-42		65,640,000	75,806,508
Bond	3.000	02-15-49		72,175,000	88,916,217
Bond	3.125	02-15-43		67,010,000	82,197,188
Bond	4.375	02-15-38		47,125,000	66,788,642
Note	2.000	11-15-26		31,370,000	32,545,150
Note	2.375	02-29-24		46,960,000	48,930,119
Note	2.375	04-30-26		14,140,000	14,964,097
Note	2.375	05-15-29		74,775,000	80,616,797
Note	2.500	02-15-22		22,900,000	23,463,555
Note	2.500	01-31-24		24,500,000	25,627,383

Note	2.625	02-15-29		28,255,000	31,037,455
Foreign government obligations 21.5%					$1,176,441,755
(Cost $1,228,983,728)
Australia 0.5%					25,384,617
New South Wales Treasury Corp.	4.000	04-08-21	AUD	8,000,000	5,656,156
Queensland Treasury Corp.	5.500	06-21-21	AUD	27,070,000	19,728,461
Austria 0.3%					17,604,075
Republic of Austria (A)	0.500	02-20-29	EUR	14,675,000	17,604,075
Brazil 1.7%					92,637,141
Federative Republic of Brazil	10.000	01-01-21	BRL	108,465,000	28,022,058
Federative Republic of Brazil	10.000	01-01-23	BRL	240,440,000	64,615,083
Canada 2.4%					131,590,632
Export Development Canada	2.400	06-07-21	AUD	4,145,000	2,859,707
Government of Canada	0.750	09-01-20	CAD	37,650,000	28,053,690
Government of Canada	2.250	03-01-24	CAD	55,058,000	43,208,992
Province of British Columbia (A)	6.600	01-09-20	INR	584,515,000	8,158,876
Province of Ontario	3.500	06-02-24	CAD	52,805,000	42,982,493
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,326,874
Colombia 2.0%					108,425,678
Republic of Colombia	4.000	02-26-24		17,000,000	18,130,670
Republic of Colombia	4.500	01-28-26		17,170,000	18,998,605
Republic of Colombia	7.000	09-11-19	COP	24,810,300,000	7,212,148
Republic of Colombia	7.000	05-04-22	COP	81,417,000,000	24,838,718
Republic of Colombia	10.000	07-24-24	COP	70,698,700,000	24,696,358
Republic of Colombia	11.000	07-24-20	COP	47,392,100,000	14,549,179
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Finland 0.3%					$15,225,643
Republic of Finland (A)	0.500	09-15-28	EUR	12,680,000	15,225,643
Hungary 1.0%					54,621,052
Republic of Hungary	6.250	01-29-20		29,480,000	29,936,500
Republic of Hungary	6.375	03-29-21		23,230,000	24,684,552
Indonesia 2.4%					133,729,060
Perusahaan Penerbit SBSN Indonesia III (A)(B)	4.150	03-29-27		10,060,000	10,904,436
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	7,084,943
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	13,196,498
Republic of Indonesia	5.625	05-15-23	IDR	27,514,000,000	1,872,543
Republic of Indonesia (A)	5.875	01-15-24		5,125,000	5,797,726
Republic of Indonesia	6.125	05-15-28	IDR	61,045,000,000	3,961,793
Republic of Indonesia	6.500	06-15-25	IDR	89,106,000,000	6,191,021
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,026,624
Republic of Indonesia	7.000	05-15-22	IDR	46,323,000,000	3,313,412
Republic of Indonesia	7.000	05-15-27	IDR	142,022,000,000	9,842,464
Republic of Indonesia	7.000	09-15-30	IDR	118,221,000,000	8,125,714
Republic of Indonesia	7.500	08-15-32	IDR	23,093,000,000	1,599,660
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,277,288
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,308,417
Republic of Indonesia	8.250	07-15-21	IDR	23,698,000,000	1,725,435
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,364,035
Republic of Indonesia	8.375	03-15-24	IDR	214,418,000,000	16,018,086
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	6,113,775
Republic of Indonesia	8.750	05-15-31	IDR	174,458,000,000	13,346,709
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,658,481
Ireland 1.4%					75,913,403
Republic of Ireland	3.400	03-18-24	EUR	33,765,000	43,842,599
Republic of Ireland	3.900	03-20-23	EUR	25,095,000	32,070,804
Japan 1.1%					61,596,012
Government of Japan	0.100	12-20-23	JPY	6,418,450,000	61,596,012
Malaysia 1.4%					73,974,752
Government of Malaysia	3.620	11-30-21	MYR	37,200,000	8,938,792
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,110,971
Government of Malaysia	3.844	04-15-33	MYR	57,566,000	14,104,571
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,954,814
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	10,724,246
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,307,517
Government of Malaysia	4.160	07-15-21	MYR	65,363,000	15,833,841
Norway 1.0%					57,091,176
Government of Norway (A)	2.000	05-24-23	NOK	196,500,000	22,265,176
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Norway (continued)
Government of Norway (A)	3.750	05-25-21	NOK	303,765,000	$34,826,000
Philippines 2.5%					137,688,292
Republic of Philippines	0.875	05-17-27	EUR	17,540,000	19,974,566
Republic of Philippines	3.375	01-12-20	PHP	126,740,000	2,430,961
Republic of Philippines	3.375	08-20-20	PHP	89,890,000	1,718,420
Republic of Philippines	3.500	03-20-21	PHP	157,240,000	3,002,471
Republic of Philippines	3.500	04-21-23	PHP	655,120,000	12,301,178
Republic of Philippines	4.250	04-11-20	PHP	505,535,000	9,735,664
Republic of Philippines	4.625	09-09-40	PHP	45,902,000	832,734
Republic of Philippines	4.950	01-15-21	PHP	325,590,000	6,324,461
Republic of Philippines	5.500	03-08-23	PHP	261,150,000	5,250,837
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	6,325,029
Republic of Philippines	6.250	03-12-24	PHP	461,410,000	9,608,767
Republic of Philippines	6.250	01-14-36	PHP	499,000,000	11,452,830
Republic of Philippines	6.500	04-28-21	PHP	357,660,000	7,153,343
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	6,331,431
Republic of Philippines	8.000	07-19-31	PHP	959,560,000	24,196,672
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	11,048,928
Portugal 0.9%					49,880,464
Republic of Portugal (A)	3.850	04-15-21	EUR	20,380,000	24,033,082
Republic of Portugal (A)	5.125	10-15-24		22,575,000	25,847,382
Qatar 0.9%					46,714,907
State of Qatar (A)	4.000	03-14-29		20,865,000	23,812,181
State of Qatar (A)	4.817	03-14-49		17,800,000	22,902,726
Singapore 1.2%					65,882,195
Republic of Singapore	1.750	04-01-22	SGD	31,630,000	22,844,745
Republic of Singapore	3.250	09-01-20	SGD	58,835,000	43,037,450
Sweden 0.4%					24,196,979
Kingdom of Sweden (A)	0.125	04-24-23	EUR	21,340,000	24,196,979
United Kingdom 0.1%					4,285,677
Government of United Kingdom	3.750	09-07-20	GBP	3,410,000	4,285,677

Corporate bonds 48.1%					$2,626,902,421
(Cost $2,552,428,893)
Communication services 5.2%					285,296,994
Diversified telecommunication services 0.7%
GCI LLC (A)	6.625	06-15-24		17,555,000	18,739,963
Verizon Communications, Inc.	3.376	02-15-25		8,145,000	8,648,578
Verizon Communications, Inc.	4.329	09-21-28		10,212,000	11,730,260
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Entertainment 1.1%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		5,635,000	$5,860,400
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24		16,135,000	17,041,626
Netflix, Inc. (B)	4.375	11-15-26		1,135,000	1,161,956
Netflix, Inc. (A)	5.375	11-15-29		13,335,000	14,501,813
Viacom, Inc.	4.375	03-15-43		5,690,000	6,034,552
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57		14,200,000	15,282,750
Media 2.9%
Cablevision Systems Corp.	5.875	09-15-22		4,900,000	5,241,530
CCO Holdings LLC (A)	5.000	02-01-28		16,005,000	16,805,250
CCO Holdings LLC (A)	5.125	05-01-27		17,810,000	18,833,897
CCO Holdings LLC (A)	5.375	06-01-29		865,000	924,469
Charter Communications Operating LLC	5.125	07-01-49		20,905,000	22,834,936
CSC Holdings LLC (A)	5.375	02-01-28		14,225,000	15,188,886
CSC Holdings LLC (A)	5.500	04-15-27		12,580,000	13,460,600
CSC Holdings LLC (A)	5.750	01-15-30		16,615,000	17,383,444
CSC Holdings LLC (A)	7.500	04-01-28		1,140,000	1,282,500
McGraw-Hill Global Education Holdings LLC (A)(B)	7.875	05-15-24		5,520,000	4,968,000
Sirius XM Radio, Inc. (A)	4.625	05-15-23		7,295,000	7,422,663
Sirius XM Radio, Inc. (A)	5.000	08-01-27		3,932,000	4,148,260
Sirius XM Radio, Inc. (A)	5.375	07-15-26		12,890,000	13,615,063
WMG Acquisition Corp. (A)	5.500	04-15-26		17,119,000	17,932,153
Wireless telecommunication services 0.5%
T-Mobile USA, Inc.	4.500	02-01-26		5,705,000	5,918,938
T-Mobile USA, Inc.	4.750	02-01-28		1,135,000	1,194,565
T-Mobile USA, Inc.	5.125	04-15-25		1,320,000	1,375,202
T-Mobile USA, Inc.	6.000	04-15-24		1,156,000	1,206,240
T-Mobile USA, Inc.	6.375	03-01-25		1,000,000	1,035,500
T-Mobile USA, Inc.	6.500	01-15-26		14,440,000	15,523,000
Consumer discretionary 3.6%					193,419,622
Automobiles 0.1%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,542,982
Diversified consumer services 0.3%
Graham Holdings Company (A)	5.750	06-01-26		11,385,000	12,181,950
Service Corp. International	5.125	06-01-29		840,000	898,800
Hotels, restaurants and leisure 1.6%
ESH Hospitality, Inc. (A)	5.250	05-01-25		11,765,000	12,162,069
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	4.750	06-01-27		8,195,000	$8,584,263
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		6,553,000	6,774,164
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		19,077,000	20,173,928
New Red Finance, Inc. (A)(B)	4.250	05-15-24		14,920,000	15,401,319
New Red Finance, Inc. (A)	4.625	01-15-22		10,700,000	10,740,125
New Red Finance, Inc. (A)	5.000	10-15-25		15,305,000	15,802,413
Household durables 0.2%
Lennar Corp.	4.750	11-29-27		9,790,000	10,646,625
Internet and direct marketing retail 0.7%
Amazon.com, Inc.	3.150	08-22-27		6,495,000	6,984,523
Expedia Group, Inc.	3.800	02-15-28		16,295,000	17,264,849
Expedia Group, Inc.	5.000	02-15-26		12,955,000	14,604,537
Leisure products 0.7%
Diamond Sports Group LLC (A)	5.375	08-15-26		14,735,000	15,471,750
Diamond Sports Group LLC (A)(B)	6.625	08-15-27		19,270,000	20,185,325
Consumer staples 1.7%					90,342,868
Beverages 0.2%
Molson Coors Brewing Company	1.250	07-15-24	EUR	7,370,000	8,467,314
Food and staples retailing 0.1%
Aramark Services, Inc. (A)	5.000	04-01-25		6,938,000	7,167,995
Food products 1.1%
Darling Ingredients, Inc. (A)	5.250	04-15-27		610,000	649,650
JBS Investments II GmbH (A)	7.000	01-15-26		4,715,000	5,098,094
Post Holdings, Inc. (A)	5.000	08-15-26		22,380,000	23,331,150
Post Holdings, Inc. (A)	5.625	01-15-28		5,870,000	6,251,550
Post Holdings, Inc. (A)	5.750	03-01-27		21,395,000	22,732,188
Personal products 0.3%
Natura Cosmeticos SA (A)(B)	5.375	02-01-23		4,245,000	4,439,846
Walnut Bidco PLC (A)	6.750	08-01-24	EUR	5,705,000	6,522,851
Walnut Bidco PLC (A)	9.125	08-01-24		5,500,000	5,682,230
Energy 11.7%					639,602,105
Energy equipment and services 0.4%
Schlumberger Holdings Corp. (A)	3.900	05-17-28		20,205,000	21,531,584
Oil, gas and consumable fuels 11.3%
Aker BP ASA (A)	4.750	06-15-24		8,220,000	8,404,950
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Aker BP ASA (A)	5.875	03-31-25	590,000	$621,270
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	1,125,000	1,241,719
Cheniere Energy Partners LP	5.625	10-01-26	1,150,000	1,213,250
Concho Resources, Inc.	4.300	08-15-28	33,660,000	36,601,562
Continental Resources, Inc.	4.375	01-15-28	19,290,000	19,785,336
DCP Midstream Operating LP	3.875	03-15-23	1,015,000	1,027,688
DCP Midstream Operating LP	5.125	05-15-29	12,000,000	12,300,600
DCP Midstream Operating LP	5.375	07-15-25	22,175,000	23,450,063
Diamondback Energy, Inc.	4.750	11-01-24	10,490,000	10,804,700
Diamondback Energy, Inc.	5.375	05-31-25	26,585,000	27,914,250
Enbridge, Inc.	4.250	12-01-26	20,395,000	22,605,989
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77	10,772,000	11,277,853
Energy Transfer Operating LP	5.500	06-01-27	5,005,000	5,752,533
Enterprise Products Operating LLC	3.125	07-31-29	27,870,000	28,866,934
EOG Resources, Inc.	4.150	01-15-26	5,080,000	5,673,453
Indika Energy Capital III Pte, Ltd. (A)(B)	5.875	11-09-24	13,160,000	12,529,940
Kinder Morgan, Inc.	4.300	06-01-25	5,250,000	5,698,250
Marathon Oil Corp. (B)	4.400	07-15-27	26,375,000	28,408,200
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	13,090,000	12,997,575
MPLX LP	4.700	04-15-48	26,865,000	27,662,442
Murphy Oil Corp. (B)	4.200	12-01-22	680,000	686,800
Murphy Oil Corp.	6.875	08-15-24	11,660,000	12,217,348
Parsley Energy LLC (A)	5.375	01-15-25	18,840,000	19,216,800
Parsley Energy LLC (A)	5.625	10-15-27	23,250,000	23,947,500
PBF Holding Company LLC	7.250	06-15-25	22,930,000	23,753,416
Pertamina Persero PT (A)	3.650	07-30-29	3,440,000	3,607,164
Pertamina Persero PT (A)	4.300	05-20-23	9,830,000	10,359,558
Petrobras Global Finance BV	5.750	02-01-29	19,460,000	21,075,180
Petrobras Global Finance BV	6.900	03-19-49	9,265,000	10,520,408
Petrobras Global Finance BV	7.375	01-17-27	14,855,000	17,634,519
Petrobras Global Finance BV	8.750	05-23-26	6,465,000	8,094,180
Petroleos del Peru SA (A)	5.625	06-19-47	8,126,000	9,936,473
Sabine Pass Liquefaction LLC	5.000	03-15-27	5,065,000	5,594,065
Saudi Arabian Oil Company (A)	3.500	04-16-29	27,470,000	29,328,720
Saudi Arabian Oil Company (A)	4.250	04-16-39	17,620,000	19,971,065
Saudi Arabian Oil Company (A)	4.375	04-16-49	13,210,000	15,119,789
Targa Resources Partners LP	5.000	01-15-28	845,000	849,225
Targa Resources Partners LP	5.875	04-15-26	10,745,000	11,255,388
Targa Resources Partners LP (A)	6.500	07-15-27	870,000	943,950
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	3.600	03-15-22		14,135,000	$14,553,226
The Williams Companies, Inc.	4.300	03-04-24		3,960,000	4,226,804
The Williams Companies, Inc.	4.550	06-24-24		13,696,000	14,833,794
TransCanada PipeLines, Ltd. (B)	4.250	05-15-28		5,195,000	5,794,662
Valero Energy Corp.	3.400	09-15-26		5,490,000	5,683,430
WPX Energy, Inc. (B)	5.750	06-01-26		23,160,000	24,028,500
Financials 12.3%					671,116,807
Banks 8.8%
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	8,361,844
Bank of America Corp. (3.194% to 7-23-29, then 3 month LIBOR + 1.180%) (B)	3.194	07-23-30		21,150,000	22,085,105
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28		20,396,000	21,524,427
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%)	3.974	02-07-30		5,180,000	5,741,909
Bank of Ireland Group PLC (A)	4.500	11-25-23		7,820,000	8,210,499
BNG Bank NV	0.250	02-22-23	EUR	13,305,000	15,098,170
BNG Bank NV	0.250	06-07-24	EUR	10,700,000	12,261,643
CIT Group, Inc.	5.250	03-07-25		570,000	638,400
Citigroup, Inc. (3 month BBSW + 1.550%) (C)	2.539	05-04-21	AUD	13,996,000	9,554,373
Citigroup, Inc. (3 month EURIBOR + 0.500%) (C)	0.164	03-21-23	EUR	10,835,000	11,942,667
European Investment Bank	1.500	05-12-22	NOK	117,270,000	12,910,763
International Bank for Reconstruction & Development	2.500	03-12-20	AUD	8,500,000	5,767,761
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	7,563,930
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	18,998,000	12,588,391
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	13,130,000	8,537,389
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	7,317,881
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	12,620,000	8,518,831
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	213,155,000,000	$15,199,788
JPMorgan Chase & Co.	3.200	06-15-26		8,160,000	8,552,742
JPMorgan Chase & Co.	3.625	12-01-27		8,525,000	9,063,223
JPMorgan Chase & Co.	4.125	12-15-26		5,250,000	5,783,213
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%)	3.702	05-06-30		9,620,000	10,504,075
KfW	0.000	09-15-23	EUR	5,350,000	6,047,805
KfW	0.375	03-15-23	EUR	10,960,000	12,511,528
KfW	2.125	08-15-23	EUR	19,615,000	24,009,517
KfW	6.000	08-20-20	AUD	22,610,000	15,948,657
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	1.820	06-21-23	NOK	88,000,000	9,693,984
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	1.860	06-19-24	NOK	77,000,000	8,489,081
Nordic Investment Bank	1.375	07-15-20	NOK	80,590,000	8,833,225
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	11,552,817
Popular, Inc.	6.125	09-14-23		17,095,000	18,466,019
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		18,875,000	19,346,875
The PNC Financial Services Group, Inc.	3.500	01-23-24		6,255,000	6,645,675
U.S. Bancorp	0.850	06-07-24	EUR	7,805,000	8,970,437
U.S. Bancorp	3.000	07-30-29		8,735,000	9,127,076
U.S. Bancorp	3.150	04-27-27		11,055,000	11,842,148
U.S. Bancorp	3.375	02-05-24		5,956,000	6,303,782
U.S. Bancorp	3.600	09-11-24		5,578,000	5,969,475
U.S. Bank NA	2.650	05-23-22		13,640,000	13,903,201
U.S. Bank NA	2.800	01-27-25		6,638,000	6,894,341
U.S. Bank NA	3.000	02-04-21		16,450,000	16,673,867
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	8,648,501
Wells Fargo & Company (3 month BBSW + 1.320%) (C)	2.348	07-27-21	AUD	9,035,000	6,152,248
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	3,871,852
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	3,662,606
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (D)	5.800	06-15-23		8,290,000	8,372,900
Capital markets 0.5%
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	3,804,586
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	12,713,000	14,616,668
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (C)	3.274	02-23-23		9,850,000	$9,846,626
Diversified financial services 1.8%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	9,430,719
European Financial Stability Facility	0.125	10-17-23	EUR	17,115,000	19,427,028
European Financial Stability Facility	0.500	01-20-23	EUR	9,300,000	10,627,923
European Financial Stability Facility	1.875	05-23-23	EUR	13,155,000	15,851,203
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	153,580,000	41,816,337
Insurance 1.0%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		29,595,000	39,657,300
DB Insurance Company, Ltd.	3.492	05-25-24	KRW	10,000,000,000	8,672,975
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	8,993,576
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,707,225
Health care 1.7%					94,392,991
Health care equipment and supplies 0.2%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	10,242,215
Health care providers and services 1.1%
CommonSpirit Health	3.347	10-01-29		6,630,000	6,827,127
HCA Healthcare, Inc.	6.250	02-15-21		18,583,000	19,519,583
HCA, Inc.	5.000	03-15-24		14,845,000	16,215,245
HCA, Inc.	5.375	02-01-25		15,280,000	16,960,800
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,745,517
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,870,515
Pharmaceuticals 0.2%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,778,479
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,781,541
Bausch Health Companies, Inc. (A)(B)	6.125	04-15-25		1,145,000	1,179,350
Bausch Health Companies, Inc. (A)	9.000	12-15-25		1,135,000	1,272,619
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

	Rate (%)	Maturity date		Par value^	Value
Industrials 2.7%					$149,292,953
Aerospace and defense 0.2%
The Boeing Company (B)	2.700	02-01-27		12,265,000	12,601,681
Building products 0.1%
Owens Corning	3.950	08-15-29		6,190,000	6,402,668
Commercial services and supplies 0.1%
Cimpress NV (A)	7.000	06-15-26		3,957,000	4,140,011
Construction and engineering 0.7%
AECOM	5.125	03-15-27		14,752,000	15,408,759
AECOM	5.875	10-15-24		12,445,000	13,440,600
HC2 Holdings, Inc. (A)	11.500	12-01-21		8,930,000	7,769,100
Industrial conglomerates 0.0%
Icahn Enterprises LP (A)	6.250	05-15-26		865,000	902,887
Marine 0.2%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	10,729,238
Professional services 0.2%
IHS Markit, Ltd.	4.750	08-01-28		11,230,000	12,674,627
Road and rail 0.3%
Uber Technologies, Inc. (A)	8.000	11-01-26		17,455,000	18,360,478
Trading companies and distributors 0.7%
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	11,811,396
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(C)	3.316	05-02-21		3,715,000	3,730,975
United Rentals North America, Inc.	4.875	01-15-28		12,250,000	12,847,188
United Rentals North America, Inc.	5.500	05-15-27		9,870,000	10,590,609
Transportation infrastructure 0.2%
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	7,882,736
Information technology 4.1%					224,815,125
IT services 0.9%
Banff Merger Sub, Inc. (A)	9.750	09-01-26		11,650,000	10,601,500
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	11,534,187
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	4,041,865
Fiserv, Inc.	3.500	07-01-29		7,515,000	7,981,626
Fiserv, Inc.	4.400	07-01-49		11,378,000	13,107,104
Semiconductors and semiconductor equipment 1.6%
Broadcom, Inc. (A)(B)	4.750	04-15-29		19,277,000	20,309,306
KLA Corp.	4.100	03-15-29		19,460,000	21,573,940
Micron Technology, Inc.	4.663	02-15-30		14,411,000	15,046,971
Micron Technology, Inc.	5.327	02-06-29		15,571,000	17,236,486
NXP BV (A)	3.875	06-18-26		15,250,000	16,027,016
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software 0.4%
CDK Global, Inc.	5.000	10-15-24		555,000	$584,138
Microsoft Corp.	2.400	08-08-26		14,140,000	14,617,180
Microsoft Corp. (B)	2.650	11-03-22		5,500,000	5,658,134
SS&C Technologies, Inc. (A)	5.500	09-30-27		1,145,000	1,202,250
Technology hardware, storage and peripherals 1.2%
Apple, Inc.	0.875	05-24-25	EUR	7,156,000	8,382,850
Dell International LLC (A)	5.300	10-01-29		15,715,000	17,037,202
Dell International LLC (A)	8.100	07-15-36		6,301,000	7,989,962
Dell International LLC (A)	8.350	07-15-46		24,267,000	31,883,408
Materials 2.5%					136,813,762
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		4,175,000	4,167,485
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,914,247
Construction materials 0.1%
St. Mary's Cement, Inc. (A)	5.750	01-28-27		4,140,000	4,579,875
Containers and packaging 2.1%
Ardagh Packaging Finance PLC (A)	6.000	02-15-25		1,240,000	1,295,025
Ball Corp.	4.000	11-15-23		20,360,000	21,505,250
Ball Corp.	4.375	12-15-20		11,810,000	12,075,725
Ball Corp.	4.875	03-15-26		12,915,000	14,141,925
Ball Corp.	5.250	07-01-25		14,545,000	16,326,763
Berry Global, Inc. (A)(B)	5.625	07-15-27		570,000	598,500
Crown Americas LLC	4.250	09-30-26		455,000	472,063
Crown Americas LLC	4.500	01-15-23		18,265,000	19,178,250
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	14,055,120
Klabin Austria GmbH (A)(B)	5.750	04-03-29		4,190,000	4,392,922
Sealed Air Corp. (A)	5.125	12-01-24		12,595,000	13,492,394
Sealed Air Corp. (A)	5.500	09-15-25		739,000	801,815
Paper and forest products 0.1%
Suzano Austria GmbH (A)	5.750	07-14-26		4,315,000	4,816,403
Real estate 0.4%					23,841,177
Equity real estate investment trusts 0.4%
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,404,664
Crown Castle International Corp.	3.800	02-15-28		10,355,000	11,109,938
SBA Communications Corp.	4.875	09-01-24		8,045,000	8,326,575
Utilities 2.2%					117,968,017
Electric utilities 1.3%
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		7,220,000	7,996,150
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	$5,242,840
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		16,960,000	18,128,047
Vistra Operations Company LLC (A)	3.550	07-15-24		23,310,000	23,569,304
Vistra Operations Company LLC (A)	5.000	07-31-27		4,065,000	4,197,113
Vistra Operations Company LLC (A)	5.500	09-01-26		5,675,000	5,958,750
Vistra Operations Company LLC (A)(B)	5.625	02-15-27		4,330,000	4,584,388
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,026,795
Independent power and renewable electricity producers 0.9%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,463,250
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	10,745,370
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,221,351
NRG Energy, Inc. (A)(B)	5.250	06-15-29		795,000	848,321
NRG Energy, Inc.	6.625	01-15-27		22,530,000	24,332,400

The AES Corp. (B)	5.125	09-01-27		610,000	653,938
Convertible bonds 1.8%					$99,049,909
(Cost $86,135,247)
Communication services 0.4%					21,892,818
Diversified telecommunication services 0.3%
GCI Liberty, Inc. (A)	1.750	09-30-46		13,845,000	16,813,022
Media 0.1%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,079,796
Consumer discretionary 0.4%					23,499,441
Household durables 0.4%
Sony Corp.	0.000	09-30-22	JPY	1,850,000,000	23,499,441
Health care 0.2%					10,198,183
Health care providers and services 0.2%
Anthem, Inc.	2.750	10-15-42		2,815,000	10,198,183
Information technology 0.5%					28,833,966
Software 0.5%
Avaya Holdings Corp.	2.250	06-15-23		14,020,000	13,069,761
IAC Financeco 2, Inc. (A)	0.875	06-15-26		14,115,000	15,764,205
Utilities 0.3%					14,625,501
Independent power and renewable electricity producers 0.3%

NRG Energy, Inc.	2.750	06-01-48		13,405,000	14,625,501
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 1.3%				$71,299,801
(Cost $70,517,631)
Financials 1.3%				71,299,801
Banks 1.3%
First Maryland Capital I (3 month LIBOR + 1.000%) (C)	3.303	01-15-27	13,280,000	12,416,800
First Maryland Capital II (3 month LIBOR + 0.850%) (C)	3.103	02-01-27	17,524,000	16,122,080
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	09-30-19	23,552,000	20,218,921

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	09-30-19	22,542,000	22,542,000
Term loans (E) 0.1%				$2,475,076
(Cost $2,512,792)
Consumer discretionary 0.1%				2,475,076
Auto components 0.1%

American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%)	8.150	09-01-23	2,512,767	2,475,076
Collateralized mortgage obligations 5.1%				$278,640,262
(Cost $271,478,536)
Commercial and residential 4.6%				250,466,326
Arroyo Mortgage Trust
Series 2018-1, Class A1 (A)(F)	3.763	04-25-48	10,436,163	10,648,884
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	13,449,875	13,748,656
Series 2019-2, Class A1 (A)(F)	3.347	04-25-49	19,267,356	19,531,434
Series 2019-3, Class A1 (A)(F)	2.962	10-25-48	10,796,690	10,912,082
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(C)	4.632	03-15-37	10,580,000	10,606,428
BHMS Mortgage Trust Series 2018-ATLS, Class C (1 month LIBOR + 1.900%) (A)(C)	4.095	07-15-35	8,770,000	8,778,103
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(C)	4.146	03-15-37	13,569,000	13,577,350
BXP Trust
Series 2017-CC, Class C (A)(F)	3.670	08-13-37	6,835,000	7,169,305
Series 2017-GM, Class D (A)(F)	3.539	06-13-39	14,495,000	15,238,041
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(C)	3.301	06-11-32	8,070,000	$8,057,231
Core Industrial Trust Series 2015-CALW, Class F (A)(F)	3.979	02-10-34	6,270,000	6,515,068
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (A)	3.639	11-15-34	11,462,100	12,075,798
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	3.795	05-15-36	9,960,000	9,997,409
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) (A)(C)	3.083	05-15-35	8,835,883	8,811,054
GS Mortgage Securities Corp. Trust Series 2018-TWR, Class A (1 month LIBOR + 0.900%) (A)(C)	3.095	07-15-31	10,880,000	10,856,190
HarborView Mortgage Loan Trust
Series 2004-7, Class 4A (F)	4.640	11-19-34	1,909,135	1,972,339
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (C)	2.612	06-20-35	2,065,051	2,056,350
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (C)	2.722	06-20-35	1,422,886	1,435,975
Series 2007-3, Class ES IO (A)	0.350	05-19-47	6,468,452	109,008
Series 2007-4, Class ES IO	0.350	07-19-47	6,358,621	91,934
Series 2007-6, Class ES IO (A)	0.343	08-19-37	5,618,041	79,855
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A (A)(F)	2.949	10-06-38	570,000	595,161
Series 2018-AON, Class D (A)(F)	4.767	07-05-31	3,635,000	3,894,013
Series 2018-PHH, Class C (1 month LIBOR + 1.360%) (A)(C)	3.555	06-15-35	3,580,000	3,581,319
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2 (F)	4.462	02-25-35	1,418,952	1,434,563
Series 2005-A8, Class A2A (1 month LIBOR + 0.270%) (C)	2.415	08-25-36	6,527,004	6,519,135
Morgan Stanley Capital I Trust Series 2014-150E, Class F (A)(F)	4.438	09-09-32	6,185,000	6,436,929
Morgan Stanley Mortgage Loan Trust
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-8AR, Class 4A1 (F)	4.502	10-25-34	566,052	$582,564
Series 2004-9, Class 1A (F)	5.369	11-25-34	1,508,178	1,625,633
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	7,045,000	7,636,766
One Bryant Park Trust Series 2019-OBP, Class A (A)	2.516	09-13-49	13,505,000	13,749,993
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (A)(F)	4.534	01-05-43	5,655,000	5,483,096
Verus Securitization Trust Series 2018-1, Class A1 (A)(F)	2.929	02-25-48	3,975,376	3,979,065
VNDO Trust Series 2016-350P, Class D (A)(F)	4.033	01-10-35	9,985,000	10,650,496
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (C)	2.525	01-25-45	1,807,509	1,798,563
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (C)	2.985	07-25-45	1,911,378	1,917,513
Worldwide Plaza Trust Series 2017-WWP, Class D (A)(F)	3.715	11-10-36	7,935,000	8,313,023
U.S. Government Agency 0.5%				28,173,936
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%) (C)	3.916	04-25-24	853,111	856,085
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (C)	4.116	10-25-27	2,023,078	2,038,652
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%) (C)	3.466	10-25-29	8,619,690	8,648,183
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (C)	2.895	03-25-30	5,026,590	5,026,591
Federal National Mortgage Association
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%) (C)	2.695	01-25-30	337,267	337,177

Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%) (A)(C)	4.504	06-25-39	11,215,000	11,267,248
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 3.8%				$209,938,809
(Cost $202,497,474)
Asset backed securities 3.8%				209,938,809
American Express Credit Account Master Trust Series 2019-1, Class A	2.972	10-15-24	9,085,000	9,356,145
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(C)	2.385	07-25-36	3,828,235	3,824,261
Capital One Multi-Asset Execution Trust Series 2017-A4, Class A4	1.990	07-17-23	7,340,000	7,350,694
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	14,437,675	14,938,491
DB Master Finance LLC
Series 2017-1A, Class A2I (A)	3.629	11-20-47	6,189,750	6,319,549
Series 2019-1A, Class A2I (A)	3.787	05-20-49	10,837,838	11,260,405
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,840,363	6,107,501
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,872,725	6,201,010
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(C)	4.021	07-25-47	14,239,400	14,177,601
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	5,814,463	5,999,362
FOCUS Brands Funding LLC Series 2017-1A, Class A2II (A)	5.093	04-30-47	8,333,188	8,798,179
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (C)	2.515	10-25-35	3,224,071	3,225,548
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(C)	3.632	07-17-37	7,715,000	7,664,568
Home Partners of America Trust Series 2019-1, Class B (A)	3.157	09-17-39	5,030,000	5,159,680
Jack In The Box Funding LLC Series 2019-1A, Class A2II (A)	4.476	08-25-49	7,015,000	7,260,665
METAL LLC Series 2017-1, Class A (A)	4.581	10-15-42	3,947	4,022
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (A)(F)	3.500	08-25-58	22,417,079	23,099,280
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	7,393,916	7,660,401
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A2 (A)	3.690	10-15-23	11,700,000	12,080,656
26	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Structured Asset Investment Loan Trust Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (C)	3.001	03-25-35	5,067,484	$5,069,131
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	19,589,100	20,923,705
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(F)	3.750	05-25-58	4,318,757	4,507,601
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	7,339,075	7,485,666
Series 2019-1, Class A1 (A)(F)	3.750	03-25-58	10,931,359	11,464,688

	Shares	Value
Common stocks 0.9%		$45,989,692
(Cost $52,480,233)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (G)(H)	110,794	0
Financials 0.8%		44,175,098
Banks 0.8%
JPMorgan Chase & Co.	148,960	16,364,746
Royal Bank of Canada (B)	181,607	13,576,939
U.S. Bancorp	270,135	14,233,413
Industrials 0.1%		1,814,594
Construction and engineering 0.1%

HC2 Holdings, Inc. (B)(H)	907,297	1,814,594
Preferred securities 3.9%		$213,897,151
(Cost $203,552,682)
Financials 1.3%		68,720,404
Banks 1.3%
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(C)	22,722	16,587,060
U.S. Bancorp, 5.500%	546,850	14,885,257
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (C)	22,325	19,087,875
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	7,045,048
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	6,025,668
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	177,776	5,089,496
Health care 0.3%		18,492,324
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.125%	298,890	18,492,324
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	27

	Shares	Value
Industrials 0.5%		$26,744,887
Machinery 0.5%
Fortive Corp., 5.000%	28,545	26,744,887
Real estate 0.3%		17,083,314
Equity real estate investment trusts 0.3%
Crown Castle International Corp., 6.875%	13,140	17,083,314
Utilities 1.5%		82,856,222
Electric utilities 0.8%
American Electric Power Company, Inc., 6.125%	380,600	21,458,228
The Southern Company, 6.750%	460,900	23,948,364
Gas utilities 0.1%
South Jersey Industries, Inc., 7.250% (B)	128,700	6,711,705
Multi-utilities 0.6%
Dominion Energy, Inc., 7.250%	301,500	30,737,925

	Contracts/ Notional amount	Value
Purchased options 0.0%		$1,583,712
(Cost $1,263,572)
Calls 0.0%		1,583,712
Over the Counter Option on the USD vs. MXN (Expiration Date: 2-20-20; Strike Price: $21.25; Counterparty: Goldman Sachs Bank USA) (H)(I)	74,175,060	1,583,712

	Yield (%)	Shares	Value
Securities lending collateral 1.2%			$68,339,096
(Cost $68,345,329)
John Hancock Collateral Trust (J)	2.1920(K)	6,829,266	68,339,096

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5%				$81,313,000
(Cost $81,311,370)
U.S. Government Agency 0.3%				14,935,000
Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19	7,461,000	7,461,000
Federal Home Loan Bank Discount Note	1.900	09-03-19	7,474,000	7,474,000

	Par value^	Value
Repurchase agreement 1.2%		66,378,000
Barclays Tri-Party Repurchase Agreement dated 8-30-19 at 2.120% to be repurchased at $62,702,767 on 9-3-19, collateralized by $61,902,800 U.S. Treasury Notes, 2.375% due 3-15-22 (valued at $63,956,883, including interest)	62,688,000	62,688,000
28	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $3,690,431 on 9-3-19, collateralized by $3,695,000 U.S. Treasury Notes, 2.250% due 3-31-21 (valued at $3,764,436, including interest)	3,690,000	3,690,000

Total investments (Cost $5,326,376,470) 99.6%	$5,446,763,795
Other assets and liabilities, net 0.4%	22,571,076
Total net assets 100.0%	$5,469,334,871

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,677,190,064 or 30.7% of the fund's net assets as of 8-31-19.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	29

(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 8-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
30	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,303	Short	Dec 2019	$(171,259,779)	$(171,629,531)	$(369,752)
5-Year U.S. Treasury Note Futures	256	Short	Dec 2019	(30,665,380)	(30,714,000)	(48,620)
Euro-BTP Italian Government Bond Futures	94	Short	Sep 2019	(14,697,861)	(15,012,073)	(314,212)
U.S. Treasury Long Bond Futures	2,466	Short	Dec 2019	(405,169,030)	(407,506,500)	(2,337,470)
						$(3,070,054)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	39,873,559	NZD	41,774,531	ANZ	9/18/2019	$531,167	—
AUD	72,550,000	NZD	75,943,526	BMO	9/18/2019	1,007,618	—
AUD	65,819,663	NZD	69,063,638	HUS	9/18/2019	809,967	—
AUD	63,944,104	USD	43,993,106	ANZ	9/18/2019	—	$(910,568)
BRL	125,048,562	USD	30,855,393	SSB	9/18/2019	—	(685,193)
CAD	129,314,237	EUR	87,715,000	RBC	9/18/2019	642,009	—
CAD	17,350,000	JPY	1,382,534,750	SCB	9/18/2019	7,508	—
CAD	35,501,250	NOK	230,373,219	CITI	9/18/2019	1,379,568	—
CAD	39,068,000	NOK	251,567,158	HUS	9/18/2019	1,732,390	—
CAD	17,807,556	NOK	115,482,893	JPM	9/18/2019	700,028	—
CAD	69,940,940	NOK	454,351,489	MSCS	9/18/2019	2,663,685	—
CAD	25,074,169	USD	19,151,064	BMO	9/18/2019	—	(313,547)
CAD	94,585,119	USD	70,865,000	CIBC	9/18/2019	194,138	—
CAD	69,059,150	USD	53,080,000	CITI	9/18/2019	—	(1,197,804)
CAD	189,049,654	USD	143,550,197	RBC	9/18/2019	—	(1,522,512)
EUR	17,635,000	CAD	26,562,986	JPM	9/18/2019	—	(553,174)
EUR	52,380,000	CAD	77,676,087	MSCS	9/18/2019	—	(724,936)
EUR	35,290,000	CAD	52,255,244	RBC	9/18/2019	—	(430,188)
EUR	17,630,000	CAD	26,209,111	SSB	9/18/2019	—	(292,818)
EUR	17,635,000	CAD	26,565,717	UBS	9/18/2019	—	(555,225)
EUR	3,675,252	USD	4,152,983	CITI	9/18/2019	—	(109,299)
EUR	45,666,664	USD	51,490,533	GSI	9/18/2019	—	(1,245,938)
EUR	22,539,622	USD	24,976,268	HUS	9/18/2019	—	(177,123)
EUR	90,184,120	USD	100,587,076	JPM	9/18/2019	—	(1,362,296)
EUR	37,315,115	USD	42,576,252	MSCS	9/18/2019	—	(1,520,420)
EUR	6,913,181	USD	7,842,405	SSB	9/18/2019	—	(236,201)
EUR	4,090,000	USD	4,541,520	UBS	9/18/2019	—	(41,511)
JPY	1,386,559,950	CAD	17,350,000	GSI	9/18/2019	30,421	—
JPY	4,378,444,445	USD	41,421,356	ANZ	9/18/2019	—	(165,066)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	31

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	11,002,814,310	USD	104,690,000	CITI	9/18/2019	—	$(1,014,983)
JPY	5,126,451,426	USD	48,215,057	GSI	9/18/2019	$89,397	—
JPY	3,040,877,319	USD	28,245,000	HUS	9/18/2019	407,943	—
JPY	11,320,698,480	USD	106,080,000	SCB	9/18/2019	590,309	—
MXN	582,004,112	USD	29,714,741	CITI	9/18/2019	—	(745,620)
MXN	1,194,336,883	USD	60,038,570	GSI	9/18/2019	—	(590,727)
MXN	224,106,904	USD	11,127,500	JPM	9/18/2019	27,369	—
MXN	710,001,922	USD	36,041,957	SSB	9/18/2019	—	(701,776)
NOK	114,965,666	CAD	17,640,000	CITI	9/18/2019	—	(630,931)
NOK	107,293,114	CAD	16,468,440	JPM	9/18/2019	—	(593,102)
NOK	138,577,516	CAD	21,268,000	MSCS	9/18/2019	—	(764,318)
NOK	693,785,105	CAD	106,940,000	UBS	9/18/2019	—	(4,173,819)
NOK	97,028,854	USD	11,289,695	JPM	9/18/2019	—	(637,383)
NOK	34,280,000	USD	3,870,790	NAB	9/18/2019	—	(107,360)
NZD	69,976,033	AUD	66,500,300	ANZ	9/18/2019	—	(693,394)
NZD	32,673,713	AUD	30,633,750	HUS	9/18/2019	—	(42,777)
NZD	14,296,864	USD	9,250,872	GSI	9/18/2019	—	(238,436)
NZD	37,965,000	USD	24,946,790	JPM	9/18/2019	—	(1,014,470)
NZD	26,761,855	USD	17,362,422	MSCS	9/18/2019	—	(492,324)
SGD	28,588,256	USD	20,791,081	ANZ	9/18/2019	—	(187,397)
SGD	27,065,672	USD	19,752,000	CITI	9/18/2019	—	(245,650)
SGD	30,110,357	USD	22,093,021	HUS	9/18/2019	—	(392,352)
SGD	12,962,286	USD	9,451,731	SCB	9/18/2019	—	(109,754)
SGD	30,202,330	USD	22,093,021	SSB	9/18/2019	—	(326,067)
USD	119,301,547	AUD	170,137,900	ANZ	9/18/2019	4,670,612	—
USD	25,103,387	AUD	36,925,000	HUS	9/18/2019	225,055	—
USD	60,290,040	BRL	235,387,388	SSB	9/18/2019	3,498,628	—
USD	149,274,700	CAD	199,641,476	CIBC	9/18/2019	—	(710,322)
USD	70,865,000	CAD	94,263,404	JPM	9/18/2019	47,558	—
USD	128,556,759	CAD	169,712,636	RBC	9/18/2019	1,056,433	—
USD	613,665,958	EUR	540,929,136	CITI	9/18/2019	18,510,468	—
USD	108,190,437	EUR	97,270,640	GSI	9/18/2019	1,168,737	—
USD	7,811,724	EUR	6,952,331	HUS	9/18/2019	162,445	—
USD	22,988,474	EUR	20,386,920	UBS	9/18/2019	557,833	—
USD	8,967,413	GBP	7,038,102	HUS	9/18/2019	398,179	—
USD	27,759,581	JPY	2,923,361,515	ANZ	9/18/2019	213,942	—
USD	28,245,000	JPY	3,040,218,363	GSI	9/18/2019	—	(401,734)
USD	70,720,000	JPY	7,595,434,080	HUS	9/18/2019	—	(848,667)
USD	60,095,755	JPY	6,453,995,651	MSCS	9/18/2019	—	(717,605)
USD	52,395,000	JPY	5,549,495,018	SCB	9/18/2019	104,379	—
USD	35,360,000	JPY	3,798,371,200	SSB	9/18/2019	—	(430,498)
USD	52,295,000	JPY	5,508,410,153	UBS	9/18/2019	391,505	—
32	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	36,104,223	MXN	705,628,149	CITI	9/18/2019	$981,744	—
USD	41,695,922	MXN	810,524,741	GSI	9/18/2019	1,352,240	—
USD	60,120,145	MXN	1,178,964,926	SSB	9/18/2019	1,437,438	—
USD	101,902,662	NOK	884,971,630	UBS	9/18/2019	4,746,056	—
USD	65,456,823	NZD	98,662,168	ANZ	9/18/2019	3,262,312	—
USD	107,702,157	SGD	146,892,818	JPM	9/18/2019	1,835,848	—
						$55,434,929	$(28,855,285)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $5,377,921,587. Net unrealized appreciation aggregated to $92,351,798, of which $231,684,814 related to gross unrealized appreciation and $139,333,016 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	33

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-19

Assets
Unaffiliated investments, at value (Cost $5,258,031,141) including $66,723,423 of securities loaned	$5,378,424,699
Affiliated investments, at value (Cost $68,345,329)	68,339,096
Total investments, at value (Cost $5,326,376,470)	5,446,763,795
Unrealized appreciation on forward foreign currency contracts	55,434,929
Cash	666
Foreign currency, at value (Cost $8,043,379)	8,009,192
Collateral held at broker for futures contracts	17,151,122
Collateral segregated at custodian for OTC derivative contracts	3,080,000
Dividends and interest receivable	43,753,399
Receivable for fund shares sold	7,114,368
Receivable for investments sold	25,610,950
Receivable for securities lending income	26,974
Other assets	197,509
Total assets	5,607,142,904
Liabilities
Unrealized depreciation on forward foreign currency contracts	28,855,285
Payable for futures variation margin	102,518
Distributions payable	203,836
Payable for investments purchased	21,764,143
Payable for fund shares repurchased	17,182,857
Payable upon return of securities loaned	68,322,950
Payable to affiliates
Accounting and legal services fees	338,677
Transfer agent fees	287,021
Distribution and service fees	2,489
Trustees' fees	2,983
Other liabilities and accrued expenses	745,274
Total liabilities	137,808,033
Net assets	$5,469,334,871
Net assets consist of
Paid-in capital	$5,672,038,923
Total distributable earnings (loss)	(202,704,052)
Net assets	$5,469,334,871

34	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($331,186,167 ÷ 31,049,954 shares)[1]	$10.67
Class C ($201,847,961 ÷ 18,923,372 shares)[1]	$10.67
Class I ($2,314,597,808 ÷ 216,981,611 shares)	$10.67
Class R2 ($11,856,884 ÷ 1,110,609 shares)	$10.68
Class R6 ($543,281,163 ÷ 50,899,755 shares)	$10.67
Class NAV ($2,066,564,888 ÷ 193,830,821 shares)	$10.66
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.11

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	35

STATEMENT OF OPERATIONS For the year ended  8-31-19

Investment income
Interest	$238,770,409
Dividends	15,563,857
Securities lending	667,691
Less foreign taxes withheld	(2,390,549)
Total investment income	252,611,408
Expenses
Investment management fees	38,226,208
Distribution and service fees	3,451,771
Accounting and legal services fees	1,097,039
Transfer agent fees	4,208,954
Trustees' fees	121,468
Custodian fees	1,194,178
State registration fees	241,959
Printing and postage	605,235
Professional fees	218,826
Other	238,325
Total expenses	49,603,963
Less expense reductions	(1,669,349)
Net expenses	47,934,614
Net investment income	204,676,794
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(293,167,981)
Affiliated investments	21,600
Futures contracts	(23,865,719)
Forward foreign currency contracts	17,832,330
Written options	2,894,123
(296,285,647)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	373,645,836
Affiliated investments	(12,138)
Futures contracts	8,576,446
Forward foreign currency contracts	37,685,558
Written options	(1,773,283)
418,122,419
Net realized and unrealized gain	121,836,772
Increase in net assets from operations	$326,513,566
36	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$204,676,794	$252,685,884
Net realized gain (loss)	(296,285,647)	54,623,090
Change in net unrealized appreciation (depreciation)	418,122,419	(454,651,743)
Increase (decrease) in net assets resulting from operations	326,513,566	(147,342,769)
Distributions to shareholders
From net investment income and net realized gain
Class A	(10,765,205)	—
Class C	(5,358,059)	—
Class I	(89,828,701)	—
Class R2	(428,768)	—
Class R6	(30,825,594)	—
Class NAV	(62,949,837)	—
From net investment income
Class A	—	(15,949,947)
Class C	—	(8,274,997)
Class I	—	(130,833,872)
Class R2	—	(537,757)
Class R6	—	(43,839,066)
Class NAV	—	(63,561,208)
Total distributions	(200,156,164)	(262,996,847)
From fund share transactions	(2,012,363,901)	109,765,020
Total decrease	(1,886,006,499)	(300,574,596)
Net assets
Beginning of year	7,355,341,370	7,655,915,966
End of year[1]	$5,469,334,871	$7,355,341,370

[1]	Net assets - End of year includes undistributed net investment income of $50,414,214 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	37

Financial highlights
CLASS A SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.36	$10.93	$10.72	$10.80	$10.98
Net investment income[1]	0.32	0.32	0.29	0.26	0.32
Net realized and unrealized gain (loss) on investments	0.30	(0.55)	0.17	0.21	(0.17)
Total from investment operations	0.62	(0.23)	0.46	0.47	0.15
Less distributions
From net investment income	(0.31)	(0.34)	(0.25)	(0.28)	(0.33)
From net realized gain	—	—	—	(0.27)	—
Total distributions	(0.31)	(0.34)	(0.25)	(0.55)	(0.33)
Net asset value, end of period	$10.67	$10.36	$10.93	$10.72	$10.80
Total return (%)[2,3]	6.10	(2.28)	4.44	4.52	1.42
Ratios and supplemental data
Net assets, end of period (in millions)	$331	$429	$543	$1,138	$1,152
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.09	1.10	1.11	1.11
Expenses including reductions	1.08	1.06	1.07	1.08	1.08
Net investment income	3.09	2.99	2.73	2.42	2.95
Portfolio turnover (%)	84	63	42	44	37

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
38	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.36	$10.93	$10.72	$10.80	$10.98
Net investment income[1]	0.25	0.25	0.22	0.18	0.25
Net realized and unrealized gain (loss) on investments	0.29	(0.56)	0.16	0.21	(0.17)
Total from investment operations	0.54	(0.31)	0.38	0.39	0.08
Less distributions
From net investment income	(0.23)	(0.26)	(0.17)	(0.20)	(0.26)
From net realized gain	—	—	—	(0.27)	—
Total distributions	(0.23)	(0.26)	(0.17)	(0.47)	(0.26)
Net asset value, end of period	$10.67	$10.36	$10.93	$10.72	$10.80
Total return (%)[2,3]	5.36	(2.97)	3.72	3.79	0.71
Ratios and supplemental data
Net assets, end of period (in millions)	$202	$284	$375	$447	$453
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81	1.79	1.80	1.81	1.81
Expenses including reductions	1.78	1.76	1.77	1.78	1.78
Net investment income	2.40	2.29	2.07	1.72	2.26
Portfolio turnover (%)	84	63	42	44	37

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	39

CLASS I SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.36	$10.93	$10.73	$10.80	$10.98
Net investment income[1]	0.35	0.35	0.33	0.29	0.36
Net realized and unrealized gain (loss) on investments	0.30	(0.55)	0.15	0.22	(0.17)
Total from investment operations	0.65	(0.20)	0.48	0.51	0.19
Less distributions
From net investment income	(0.34)	(0.37)	(0.28)	(0.31)	(0.37)
From net realized gain	—	—	—	(0.27)	—
Total distributions	(0.34)	(0.37)	(0.28)	(0.58)	(0.37)
Net asset value, end of period	$10.67	$10.36	$10.93	$10.73	$10.80
Total return (%)[2]	6.41	(2.00)	4.67	4.94	1.74
Ratios and supplemental data
Net assets, end of period (in millions)	$2,315	$3,441	$3,873	$2,500	$2,198
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.79	0.79	0.79	0.80
Expenses including reductions	0.79	0.76	0.76	0.76	0.76
Net investment income	3.38	3.28	3.10	2.73	3.26
Portfolio turnover (%)	84	63	42	44	37

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
40	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.37	$10.94	$10.73	$10.80	$10.99
Net investment income[1]	0.31	0.31	0.29	0.25	0.31
Net realized and unrealized gain (loss) on investments	0.30	(0.55)	0.16	0.22	(0.17)
Total from investment operations	0.61	(0.24)	0.45	0.47	0.14
Less distributions
From net investment income	(0.30)	(0.33)	(0.24)	(0.27)	(0.33)
From net realized gain	—	—	—	(0.27)	—
Total distributions	(0.30)	(0.33)	(0.24)	(0.54)	(0.33)
Net asset value, end of period	$10.68	$10.37	$10.94	$10.73	$10.80
Total return (%)[2]	6.01	(2.36)	4.32	4.52	1.30
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$16	$19	$19	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.19	1.20	1.16	1.18
Expenses including reductions	1.17	1.16	1.17	1.13	1.14
Net investment income	3.01	2.89	2.68	2.37	2.85
Portfolio turnover (%)	84	63	42	44	37

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	41

CLASS R6 SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.37	$10.94	$10.73	$10.80	$10.98
Net investment income[1]	0.37	0.36	0.35	0.30	0.36
Net realized and unrealized gain (loss) on investments	0.28	(0.55)	0.15	0.22	(0.16)
Total from investment operations	0.65	(0.19)	0.50	0.52	0.20
Less distributions
From net investment income	(0.35)	(0.38)	(0.29)	(0.32)	(0.38)
From net realized gain	—	—	—	(0.27)	—
Total distributions	(0.35)	(0.38)	(0.29)	(0.59)	(0.38)
Net asset value, end of period	$10.67	$10.37	$10.94	$10.73	$10.80
Total return (%)[2]	6.42	(1.89)	4.87	5.06	1.84
Ratios and supplemental data
Net assets, end of period (in millions)	$543	$1,464	$998	$31	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.69	0.69	0.70	0.77
Expenses including reductions	0.68	0.66	0.66	0.65	0.65
Net investment income	3.55	3.42	3.32	2.86	3.30
Portfolio turnover (%)	84	63	42	44	37

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
42	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$10.36	$10.93	$10.72	$10.79	$10.97
Net investment income[1]	0.36	0.36	0.34	0.30	0.37
Net realized and unrealized gain (loss) on investments	0.29	(0.55)	0.16	0.22	(0.17)
Total from investment operations	0.65	(0.19)	0.50	0.52	0.20
Less distributions
From net investment income	(0.35)	(0.38)	(0.29)	(0.32)	(0.38)
From net realized gain	—	—	—	(0.27)	—
Total distributions	(0.35)	(0.38)	(0.29)	(0.59)	(0.38)
Net asset value, end of period	$10.66	$10.36	$10.93	$10.72	$10.79
Total return (%)[2]	6.54	(1.89)	4.79	5.06	1.85
Ratios and supplemental data
Net assets, end of period (in millions)	$2,067	$1,720	$1,847	$1,814	$1,683
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	0.68	0.68	0.68	0.68
Expenses including reductions	0.66	0.65	0.65	0.65	0.65
Net investment income	3.45	3.41	3.20	2.85	3.39
Portfolio turnover (%)	84	63	42	44	37

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	43

Notes to financial statements
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
44	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$570,893,111	—	$570,893,111	—
Foreign government obligations	1,176,441,755	—	1,176,441,755	—
Corporate bonds	2,626,902,421	—	2,626,902,421	—
Convertible bonds	99,049,909	—	99,049,909	—
Capital preferred securities	71,299,801	—	71,299,801	—
Term loans	2,475,076	—	2,475,076	—
Collateralized mortgage obligations	278,640,262	—	278,640,262	—
Asset backed securities	209,938,809	—	209,938,809	—
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	45

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$45,989,692	$45,989,692	—	—
Preferred securities	213,897,151	153,481,890	$60,415,261	—
Purchased options	1,583,712	—	1,583,712	—
Securities lending collateral	68,339,096	68,339,096	—	—
Short-term investments	81,313,000	—	81,313,000	—
Total investments in securities	$5,446,763,795	$267,810,678	$5,178,953,117	—
Derivatives:
Assets
Forward foreign currency contracts	$55,434,929	—	$55,434,929	—
Liabilities
Futures	(3,070,054)	(3,070,054)	—	—
Forward foreign currency contracts	(28,855,285)	—	(28,855,285)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee
46	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	47

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2019, the fund loaned securities valued at $66,723,423 and received $68,322,950 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2019 were $16,084.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
48	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $165,711,509 and a long-term capital loss carryforward of $112,936,743 available to offset future net realized capital gains. These carryforwards do not expire.
Qualified late year ordinary losses of $15,840,155 are treated as occurring on September 1, 2019, the first day of the fund’s next taxable year.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2019 and 2018 was as follows:
	August 31, 2019	August 31, 2018
Ordinary income	$200,156,164	$262,996,847
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities and contingent payment debt instruments.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	49

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2019, the fund used futures contracts to manage duration of the fund and as a substitute for securities purchased. The fund held futures contracts with USD notional values ranging up to $2.1 billion, as measured at each quarter end.
50	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2019, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $3.0 billion to $20.4 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the year ended August 31, 2019, the fund used purchased options contracts to manage against anticipated currency exchange rate changes.. The fund held purchased options contracts with market values ranging from $1.2 million to $8.0 million as measured at each quarter end.
During the year ended August 31, 2019, the fund wrote option contracts to manage against anticipated currency exchange rate changes.. The fund held written option contracts with market values ranging up to $695,000 as measured at each quarter end. There were no open written option contracts as of August 31, 2019.
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	51

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	—	$(3,070,054)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$55,434,929	(28,855,285)
Foreign currency	Unaffiliated investments, at value[2]	Purchased options	1,583,712	—
			$57,018,641	$(31,925,339)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund's investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$55,434,929	$(28,855,285)
Purchased options	1,583,712	—
Totals	$57,018,641	$(28,855,285)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
Australia and New Zealand Banking Group Limited	$6,721,608	$6,647,746	—	$73,862
Bank of Montreal	694,071	340,000	$ —	354,071
Canadian Imperial Bank of Commerce	(516,184)	—	$516,184	—
Citibank, N.A.	16,927,493	12,650,000	—	4,277,493
Goldman Sachs International	1,747,672	360,000	—	1,387,672
HSBC Bank USA, N.A.	2,275,060	143,332	—	2,131,728
JPMorgan Chase Bank, N.A.	(1,549,622)	—	840,000	(709,622)
Morgan Stanley Capital Services LLC	(1,555,918)	—	990,000	(565,918)
National Australia Bank Ltd.	(107,360)	—		(107,360)
Royal Bank of Canada	(254,258)	—	254,258	—
Standard Chartered Bank	592,442	592,442	—	—
State Street Bank and Trust Company	2,263,513	2,263,513	—	—
UBS AG	924,839	814,187	—	110,652
Total	$28,163,356	$23,811,220	$2,600,442	$6,952,578
52	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$(23,865,719)	—	—	$(23,865,719)
Foreign currency	$(54,083,744)	—	$17,832,330	$2,894,123	(33,357,291)
Total	$(54,083,744)	$(23,865,719)	$17,832,330	$2,894,123	$(57,223,010)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$8,576,446	—	—	$8,576,446
Foreign currency	$45,370,176	—	$37,685,558	$(1,773,283)	81,282,451
Total	$45,370,176	$8,576,446	$37,685,558	$(1,773,283)	$89,858,897

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of:(a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	53

daily net assets; (c) 0.600% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.575% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust, 3) Strategic Income Opportunities Fund, a sub-fund of John Hancock Worldwide Investors, PLC and 4) Certain assets of Income Allocation Fund, a fund of the Trust, as defined in the advisory agreement. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC.
The advisor contractually agrees to reduce its management fee (after giving effect to asset breakpoints) by an annual rate of 0.02% of the fund’s average daily net assets. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$98,595
Class C	63,533
Class I	745,355
Class R2	4,043
Class	Expense reduction
Class R6	$238,951
Class NAV	518,872
Total	$1,669,349

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of 0.60% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as indicated in the below table, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
54	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $232,686 for the year ended August 31, 2019. Of this amount, $33,264 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $198,646 was paid as sales commissions to broker-dealers and $776 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor amounted to $4,308 and $13,919 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,074,207	$407,161
Class C	2,305,672	261,974
Class I	—	3,423,522
Class R2	71,892	1,904
Class R6	—	114,393
Total	$3,451,771	$4,208,954
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	55

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$6,957,262	2	2.350%	$908
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2019 and 2018 were as follows:
	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,020,521	$61,927,546	11,813,041	$127,008,416
Distributions reinvested	1,026,562	10,557,843	1,465,200	15,650,216
Repurchased	(17,427,387)	(179,036,496)	(21,532,832)	(229,466,189)
Net decrease	(10,380,304)	$(106,551,107)	(8,254,591)	$(86,807,557)
Class C shares
Sold	1,224,242	$12,587,802	3,262,097	$35,231,818
Distributions reinvested	478,415	4,914,576	710,652	7,591,339
Repurchased	(10,236,549)	(105,032,496)	(10,799,894)	(115,196,192)
Net decrease	(8,533,892)	$(87,530,118)	(6,827,145)	$(72,373,035)
Class I shares
Sold	78,617,400	$806,137,051	149,307,400	$1,603,171,401
Distributions reinvested	8,326,351	85,609,827	11,580,865	123,640,766
Repurchased	(202,080,540)	(2,069,411,994)	(183,092,954)	(1,953,919,156)
Net decrease	(115,136,789)	$(1,177,665,116)	(22,204,689)	$(227,106,989)
Class R2 shares
Sold	239,045	$2,469,967	531,767	$5,714,358
Distributions reinvested	40,599	417,783	48,420	517,597
Repurchased	(756,787)	(7,842,863)	(734,644)	(7,916,906)
Net decrease	(477,143)	$(4,955,113)	(154,457)	$(1,684,951)
Class R6 shares
Sold	36,288,073	$370,699,820	103,531,151	$1,106,534,946
Distributions reinvested	3,001,804	30,766,675	2,682,494	28,316,459
Repurchased	(129,579,867)	(1,320,035,805)	(56,297,369)	(604,341,201)
Net increase (decrease)	(90,289,990)	$(918,569,310)	49,916,276	$530,510,204
56	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	64,780,301	$663,966,193	6,391,737	$68,436,556
Distributions reinvested	6,100,993	62,922,576	5,955,378	63,561,208
Repurchased	(43,092,160)	(443,981,906)	(15,379,906)	(164,770,416)
Net increase (decrease)	27,789,134	$282,906,863	(3,032,791)	$(32,772,652)
Total net increase (decrease)	(197,028,984)	$(2,012,363,901)	9,442,603	$109,765,020
Affiliates of the fund owned 4% and 91% of shares of Class R6 and Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $4,260,998,873 and $6,731,488,590, respectively, for the year ended August 31, 2019. Purchases and sales of U.S. Treasury obligations aggregated $712,643,850 and $215,634,591, respectively, for the year ended August 31, 2019.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2019, funds within the John Hancock group of funds complex held 34.5% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	13.5%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	5.9%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	7,934,847	78,893,392	(79,998,973)	6,829,266	—	—	$21,600	$(12,138)	$68,339,096

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
ANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	57

Note 10—New accounting pronouncement
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management has performed an analysis and has determined that the ASU will not have a material impact to the fund.
58	JOHN HANCOCK Strategic Income Opportunities Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Strategic Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Strategic Income Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	59

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
60	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor formerly known as "John Hancock Asset Management a division of Manulife Asset Management (US) LLC") for John Hancock Strategic Income Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       61

legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       62

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed the benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2018. The Board took into account management's discussion of the factors that contributed to the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the

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amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

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Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and

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procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

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Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000-2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       69

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

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Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       72

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942590	356A 8/19 10/19

John Hancock

Multi-Index Lifetime Portfolios

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 888-972-8696 (Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for both stock and bond markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding U.S. trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, the outlook for the global economy is less certain. There are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

.

John Hancock
Multi-Index Lifetime Portfolios

2	Multi-Index Lifetime Portfolios' strategy at a glance
3	Manager's discussion of portfolio performance
6	Multi-Index 2060 Lifetime Portfolio
7	Multi-Index 2055 Lifetime Portfolio
8	Multi-Index 2050 Lifetime Portfolio
9	Multi-Index 2045 Lifetime Portfolio
10	Multi-Index 2040 Lifetime Portfolio
11	Multi-Index 2035 Lifetime Portfolio
12	Multi-Index 2030 Lifetime Portfolio
13	Multi-Index 2025 Lifetime Portfolio
14	Multi-Index 2020 Lifetime Portfolio
15	Multi-Index 2015 Lifetime Portfolio
16	Multi-Index 2010 Lifetime Portfolio
17	Your expenses
20	Portfolios' investments
26	Financial statements
36	Financial highlights
47	Notes to financial statements
60	Report of independent registered public accounting firm
61	Tax information
62	Continuation of investment advisory and subadvisory agreements
68	Trustees and Officers
71	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       1

Multi-Index Lifetime Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.

JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Lifetime Portfolio adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       2

Manager's discussion of portfolio performance

Can you describe investment conditions during the 12 months ended August 31, 2019?

Slowing global growth and the shifting outlook for the trade dispute between the United States and China were the two key themes driving financial market performance during the period. These unfavorable trends acted as a headwind to higher-risk asset categories and led to muted returns for global equities. U.S. stocks held up relatively well due to the country's relative strength in terms of both economic growth and corporate profits, but the major developed- and emerging-market international equity indexes finished in the red. At the same time, weaker growth paved the way for more accommodative policies by the U.S. Federal Reserve (Fed) and other central banks. The Fed cut interest rates by a quarter point on July 31, 2019, the first rate cut in more than a decade. Bonds responded very well to these circumstances, led by market segments with the highest degree of interest-rate sensitivity. The 10-year U.S. Treasury note finished the period at 1.50%, its lowest level since 2016.

Can you review your approach?

It's important to keep in mind that the portfolios' goal is to maximize wealth and deliver an appropriate level of income, and not to outperform the benchmarks over short-term intervals. The portfolios use a strategic asset allocation glide path geared toward maximizing wealth accumulation across multiple market scenarios. In determining the portfolios' allocations, we emphasize value, fundamentals, and diversification as the cornerstones of our strategy. As part of this process, we periodically make adjustments to the portfolios in an effort to capitalize on shorter-term market fluctuations or to mitigate risks. In our view, this multifaceted strategy helps the portfolios achieve their long-term objectives while also taking advantage of value opportunities as they emerge.

What elements of the portfolios' positioning helped and hurt results?

The underlying investment products in the portfolios largely pursue index-oriented strategies. However, certain products have an active component, providing the managers with the means to tilt toward sectors and regions that they expect to outperform and away from those where they see a less favorable risk/return profile. This active element was a modest detractor from performance.

MULTI-INDEX 2060-2010 LIFETIME PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the twelve months ended 8/31/19

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       3

In terms of the portfolios' high-level allocations, a slight overweight in fixed income relative to global equities contributed to results given the outperformance of the former category.

Asset allocation, while generally helping performance in the portfolios with target dates of 2010, 2015, 2020, and 2030, detracted in those with target dates of 2025 and 2035 to 2060. The adverse effect of allocation generally had a progressively larger impact as the portfolios' target dates lengthened.

Within the equity component, asset allocation helped performance in the portfolios with target dates of 2025 and below, but it detracted in those with targets of 2030 and longer. Across all portfolios, a position in defensive equities made a strong contribution. While defensive stocks often underperform when the broader market is rallying, the persistent uncertainty and generally volatile conditions of the past year fueled rising demand for companies seen as having a higher degree of safety. The benefit of this position was offset by an overweight in international equities, particularly in the longer-dated portfolios. An allocation to the real assets space also detracted, largely as a result of the sizable underperformance for energy stocks.

Our allocation decisions in the fixed-income portfolios had a roughly neutral effect on results. We made the active decision to adopt an underweight positioning in investments linked to the Bloomberg Barclays U.S. Aggregate Bond Index (which is made up primarily of U.S. Treasuries and government agency notes) in favor of intermediate-term, investment-grade corporate bonds. Since corporates strongly outperformed in the period, this aspect of our positioning made a positive contribution to returns. The portfolios also benefited from being underweight in high-yield bonds and overweight in emerging-market debt. However, these contributions were offset by an overweight in short-term bonds (which lagged compared to the strong gains for longer-term issues), together with overweights in senior loans and Treasury Inflation-Protected Securities.

How would you describe your portfolio activity during the period?

The 12-month period brought dramatic swings in market sentiment, together with a wide dispersion in returns among the various asset categories. In this rapidly shifting environment, we maintained a steady focus on the key pillars of our investment process: valuations, fundamentals, and diversification. We don't construct the portfolios' allocations in reaction to the most recent headline or short-term results; instead, we base our weightings on our expectations for total returns and volatility for more than 140 different asset categories over the next three to five years.

Accordingly, we maintained allocations consistent with our long-term views. We closed the period with an underweight posture in both equities and high-yield bonds, which we see as appropriate given rising geopolitical risks, the late stage of the economic cycle, and richer valuations. While we don't think a recession is imminent, we do expect that market volatility is likely to increase—indicating the need for lower portfolio risk.

MARKET INDEX TOTAL RETURNS

For the twelve months ended 8/31/19

U.S. Stocks	S&P 500 Index	2.92%
	Russell Midcap Index	0.54%
	Russell 2000 Index	-12.89%
	FTSE NAREIT All Equity REIT Index	16.00%
International Stocks	MSCI EAFE Index	-3.26%
	MSCI Emerging Markets Index	-4.36%
	MSCI EAFE Small Cap Index	-9.16%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	10.17%
	ICE Bank of America Merrill Lynch U.S. High Yield Master II Index	6.58%
	JPMorgan Global Government Bonds Unhedged Index	8.95%

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       4

We continued to tilt toward international equities relative to the United States, as we believe the more attractive valuations overseas should translate to a performance advantage over time. We also maintained positions in defensive stock portfolios due to their ability to cushion downside risk in difficult markets. On the fixed-income side, we continued a measured rotation into short-term debt. We saw an increasingly favorable risk/return profile in this area, given that yields have become more attractive relative to the underlying risks.

MANAGED BY

Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000
Robert E. Sykes, CFA On the portfolio since 2018 Investing since 2001

Past performance does not guarantee future results.
The portfolios are subject to various risks as described in the portfolios' prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       5

Multi-Index 2060 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	60.6
Large blend	60.6
Unaffiliated investment companies/ Exchange-traded funds	38.6
Equity	33.2
Fixed income	5.4
Short-term investments	0.8

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1 year	-0.04	0.08	0.03	2.92	10.17	0.49
Since inception	9.42	9.54	9.50	13.15	3.58	10.93
Cumulative returns
Since inception	36.11	36.64	36.45	52.65	12.79	42.67

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	2.22	1.87	1.91
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 4-7-17. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       6

Multi-Index 2055 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	60.5
Large blend	60.5
Unaffiliated investment companies/ Exchange-traded funds	38.9
Equity	33.3
Fixed income	5.6
Short-term investments	0.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	-0.14	0.06	0.00	2.92	10.17	0.49
5-year	6.08	6.24	6.19	10.11	3.35	6.99
Since inception	6.94	7.10	7.06	10.89	3.65	7.78
Cumulative returns
5-year	34.32	35.33	35.04	61.89	17.89	40.18
Since inception	43.99	45.21	44.90	75.42	21.50	50.27

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.19	0.84	0.87
Net (%)	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 3-26-14 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       7

Multi-Index 2050 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	60.6
Large blend	60.6
Unaffiliated investment companies/ Exchange-traded funds	38.8
Equity	33.1
Fixed income	5.7
Short-term investments	0.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	-0.18	0.11	0.05	2.92	10.17	0.49
5-year	6.08	6.26	6.19	10.11	3.35	6.99
Since inception	7.32	7.51	7.45	11.30	3.60	8.03
Cumulative returns
5-year	34.35	35.46	35.02	61.89	17.89	40.18
Since inception	50.83	52.42	51.92	86.35	22.86	56.73

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.13	0.78	0.82
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       8

Multi-Index 2045 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns..

ASSET ALLOCATION (%)

Affiliated investment companies	60.8
Large blend	60.8
Unaffiliated investment companies/ Exchange-traded funds	38.6
Equity	33.2
Fixed income	5.4
Short-term investments	0.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	-0.11	0.09	0.03	2.92	10.17	0.49
5-year	6.05	6.21	6.16	10.11	3.35	6.99
Since inception	7.29	7.47	7.41	11.30	3.60	8.03
Cumulative returns
5-year	34.11	35.15	34.83	61.89	17.89	40.18
Since inception	50.57	52.08	51.56	86.35	22.86	56.73

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.08	0.73	0.76
Net (%)	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       9

Multi-Index 2040 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 65.10% Russell 3000 Index, 27.90% MSCI ACWI ex-USA Index, 5.60% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.40% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	58.9
Large blend	58.9
Unaffiliated investment companies/ Exchange-traded funds	40.5
Equity	32.9
Fixed income	7.6
Short-term investments	0.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	0.11	0.23	0.25	2.92	10.17	0.65
5-year	6.11	6.25	6.21	10.11	3.35	7.01
Since inception	7.35	7.51	7.46	11.30	3.60	8.05
Cumulative returns
5-year	34.54	35.40	35.18	61.89	17.89	40.30
Since inception	51.05	52.35	51.96	86.35	22.86	56.87

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.07	0.72	0.75
Net (%)	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations from 6-15-16 to 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       10

Multi-Index 2035 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 60.20% Russell 3000 Index, 25.80% MSCI ACWI ex-USA Index, 11.20% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.80% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	53.3
Large blend	53.3
Unaffiliated investment companies/ Exchange-traded funds	45.0
Equity	29.9
Fixed income	15.1
Short-term investments	1.7

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	0.72	0.93	0.88	2.92	10.17	1.32
5-year	5.87	6.02	5.96	10.11	3.35	6.84
Since inception	7.13	7.31	7.25	11.30	3.60	7.88
Cumulative returns
5-year	32.99	33.97	33.56	61.89	17.89	39.22
Since inception	49.28	50.71	50.25	86.35	22.86	55.48

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.06	0.71	0.75
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       11

Multi-Index 2030 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 53.90% Russell 3000 Index, 23.10% MSCI ACWI ex-USA Index, 18.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 4.60% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	46.5
Large blend	46.5
Unaffiliated investment companies/ Exchange-traded funds	51.4
Equity	27.8
Fixed income	23.6
Short-term investments	2.1

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	1.80	2.01	1.94	2.92	10.17	2.24
5-year	5.66	5.83	5.77	10.11	3.35	6.61
Since inception	6.85	7.04	6.97	11.30	3.60	7.60
Cumulative returns
5-year	31.67	32.76	32.36	61.89	17.89	37.69
Since inception	46.98	48.53	47.94	86.35	22.86	53.08

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the fee contractual waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.05	0.70	0.74
Net (%)	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       12

Multi-Index 2025 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 45.50% Russell 3000 Index, 19.50% MSCI ACWI ex-USA Index, 28.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 7.00% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	39.3
Large blend	39.3
Unaffiliated investment companies/ Exchange-traded funds	56.8
Fixed income	34.4
Equity	22.4
Short-term investments	3.9

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	2.94	3.05	2.99	2.92	10.17	3.44
5-year	5.36	5.53	5.46	10.11	3.35	6.27
Since inception	6.47	6.64	6.58	11.30	3.60	7.19
Cumulative returns
5-year	29.82	30.86	30.42	61.89	17.89	35.51
Since inception	43.98	45.33	44.84	86.35	22.86	49.76

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.07	0.72	0.76
Net (%)	0.65	0.39	0.44

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       13

Multi-Index 2020 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 37.80% Russell 3000 Index, 16.20% MSCI ACWI ex-USA Index, 36.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 9.20% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	31.0
Large blend	31.0
Unaffiliated investment companies/ Exchange-traded funds	61.3
Fixed income	43.1
Equity	18.2
Short-term investments	7.7

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	4.12	4.32	4.27	2.92	10.17	4.52
5-year	4.97	5.14	5.09	10.11	3.35	5.87
Since inception	5.97	6.16	6.09	11.30	3.60	6.70
Cumulative returns
5-year	27.43	28.46	28.16	61.89	17.89	32.98
Since inception	40.09	41.55	41.08	86.35	22.86	45.79

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.12	0.77	0.80
Net (%)	0.65	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       14

Multi-Index 2015 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2015 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 31.50% Russell 3000 Index, 13.50% MSCI ACWI ex-USA Index, 44.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 11.00% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	27.6
Large blend	27.6
Unaffiliated investment companies/ Exchange-traded funds	66.9
Fixed income	52.2
Equity	14.7
Short-term investments	5.5

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	5.20	5.39	5.33	2.92	10.17	5.41
5-year	4.65	4.80	4.75	10.11	3.35	5.50
Since inception	5.52	5.68	5.63	11.30	3.60	6.24
Cumulative returns
5-year	25.54	26.45	26.13	61.89	17.89	30.68
Since inception	36.71	37.87	37.52	86.35	22.86	42.21

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.31	0.96	1.00
Net (%)	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       15

Multi-Index 2010 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2010 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 27.10% Russell 3000 Index, 11.60% MSCI ACWI ex-USA Index, 49.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.30% the Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	24.0
Large blend	24.0
Unaffiliated investment companies/ Exchange-traded funds	70.3
Fixed income	58.0
Equity	12.3
Short-term investments	5.7

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	5.91	6.10	6.05	2.92	10.17	6.00
5-year	4.43	4.61	4.54	10.11	3.35	5.27
Since inception	5.22	5.40	5.34	11.30	3.60	5.93
Cumulative returns
5-year	24.18	25.29	24.88	61.89	17.89	29.31
Since inception	34.43	35.81	35.35	86.35	22.86	39.82

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.45	1.10	1.14
Net (%)	0.61	0.35	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       16

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2019 through August 31, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multi-Index 2060 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,026.40	$0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,027.30	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,027.30	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2055 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,025.90	$0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,026.80	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,026.80	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2050 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,025.60	$1.33	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,027.40	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,027.40	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	17

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multi-Index 2045 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,025.90	$1.02	0.20%
	Hypothetical example	1,000.00	1,024.20	1.02	0.20%
Class R6	Actual expenses/actual returns	1,000.00	1,027.70	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,026.80	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2040 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,026.80	$0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,028.60	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,027.70	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2035 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,030.70	$1.07	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%
Class R6	Actual expenses/actual returns	1,000.00	1,031.70	0.05	0.01%
	Hypothetical example	1,000.00	1,025.20	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,031.70	0.31	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Multi-Index 2030 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,034.80	$1.08	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%
Class R6	Actual expenses/actual returns	1,000.00	1,036.60	0.21	0.04%
	Hypothetical example	1,000.00	1,025.00	0.20	0.04%
Class 1	Actual expenses/actual returns	1,000.00	1,035.70	0.46	0.09%
	Hypothetical example	1,000.00	1,024.80	0.46	0.09%
Multi-Index 2025 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,040.10	$1.29	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%
Class R6	Actual expenses/actual returns	1,000.00	1,041.10	0.41	0.08%
	Hypothetical example	1,000.00	1,024.80	0.41	0.08%
Class 1	Actual expenses/actual returns	1,000.00	1,040.10	0.67	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Multi-Index 2020 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,044.60	$1.60	0.31%
	Hypothetical example	1,000.00	1,023.60	1.58	0.31%
Class R6	Actual expenses/actual returns	1,000.00	1,046.50	0.52	0.10%
	Hypothetical example	1,000.00	1,024.70	0.51	0.10%
Class 1	Actual expenses/actual returns	1,000.00	1,045.60	0.77	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%
Multi-Index 2015 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,050.50	$1.40	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,050.50	0.52	0.10%
	Hypothetical example	1,000.00	1,024.70	0.51	0.10%
Class 1	Actual expenses/actual returns	1,000.00	1,050.50	0.78	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%
18	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multi-Index 2010 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,053.00	$1.40	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,053.90	0.57	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
Class 1	Actual expenses/actual returns	1,000.00	1,054.00	0.83	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	19

Portfolios' investments
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.9%
Equity - 60.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,480,945	$16,497,725

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $17,832,093)		$16,497,725
UNAFFILIATED INVESTMENT COMPANIES - 38.8%
Exchange-traded funds - 38.8%
Financial Select Sector SPDR Fund	14,674	395,024
Invesco Senior Loan ETF (C)	4,685	105,928
iShares Edge MSCI Min Vol USA ETF	21,393	1,363,911
iShares Global Infrastructure ETF	1,697	77,146
iShares JP Morgan USD Emerging Markets Bond ETF	1,182	135,954
iShares TIPS Bond ETF	289	34,001
Schwab U.S. Large-Cap Growth ETF	5,104	428,583
SPDR Bloomberg Barclays High Yield Bond ETF	426	46,353
Vanguard Dividend Appreciation ETF	7,651	906,031
Vanguard Energy ETF	4,820	365,067
Vanguard FTSE All World ex-US Small-Cap ETF	4,901	491,815
Vanguard FTSE Developed Markets ETF	5,700	228,513
Vanguard FTSE Emerging Markets ETF	28,043	1,132,937
Vanguard Global ex-U.S. Real Estate ETF	1,333	77,181
Vanguard Health Care ETF	1,905	323,183
Vanguard Information Technology ETF	1,615	344,899
Vanguard Intermediate-Term Corporate Bond ETF	3,962	364,068
Vanguard Materials ETF	1,269	155,681
Vanguard Mid-Cap ETF	9,621	1,584,386
Vanguard Real Estate ETF	2,573	237,282
Vanguard S&P 500 ETF	807	216,760
Vanguard Short-Term Bond ETF	3,898	316,362
Vanguard Short-Term Corporate Bond ETF	2,121	172,395
Vanguard Short-Term Inflation-Protected Securities ETF	1,367	67,776
Vanguard Small-Cap ETF	4,524	688,778
Vanguard Total Bond Market ETF	1,595	135,735
Xtrackers USD High Yield Corporate Bond ETF	1,977	99,206
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $9,960,085)		$10,494,955

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral Trust, 2.1920% (D)(E)	10,618	106,254

TOTAL SECURITIES LENDING COLLATERAL (Cost $106,260)		$106,254
SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	108,979	108,979

TOTAL SHORT-TERM INVESTMENTS (Cost $108,979)		$108,979
Total investments (Cost $28,007,417) - 100.5%		$27,207,913
Other assets and liabilities, net - (0.5%)		(124,963)
TOTAL NET ASSETS - 100.0%		$27,082,950
MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.7%
Equity - 60.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,482,408	$49,934,023

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $53,827,758)		$49,934,023
UNAFFILIATED INVESTMENT COMPANIES - 39.1%
Exchange-traded funds - 39.1%
Financial Select Sector SPDR Fund	44,690	1,203,055
Invesco Senior Loan ETF (C)	14,445	326,601
iShares Edge MSCI Min Vol USA ETF	66,434	4,235,500
iShares Global Infrastructure ETF	5,215	237,074
iShares JP Morgan USD Emerging Markets Bond ETF	3,619	416,257
iShares TIPS Bond ETF	895	105,297
Schwab U.S. Large-Cap Growth ETF	15,634	1,312,787
SPDR Bloomberg Barclays High Yield Bond ETF	1,360	147,982
Vanguard Dividend Appreciation ETF	23,732	2,810,343
Vanguard Energy ETF	14,680	1,111,863
Vanguard FTSE All World ex-US Small-Cap ETF	15,253	1,530,639
Vanguard FTSE Developed Markets ETF	15,445	619,190
Vanguard FTSE Emerging Markets ETF	85,570	3,457,028
Vanguard Global ex-U.S. Real Estate ETF	4,110	237,969
Vanguard Health Care ETF	5,779	980,407
Vanguard Information Technology ETF	4,960	1,059,258
Vanguard Intermediate-Term Corporate Bond ETF	12,274	1,127,858
Vanguard Materials ETF	3,868	474,526
Vanguard Mid-Cap ETF	29,279	4,821,666
Vanguard Real Estate ETF	7,989	736,746
Vanguard S&P 500 ETF	2,457	659,950
Vanguard Short-Term Bond ETF	11,948	969,700
Vanguard Short-Term Corporate Bond ETF	6,495	527,914
Vanguard Short-Term Inflation-Protected Securities ETF	4,187	207,591
Vanguard Small-Cap ETF	13,778	2,097,700
Vanguard Total Bond Market ETF	4,952	421,415
Xtrackers USD High Yield Corporate Bond ETF	5,786	290,341
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $28,694,900)		$32,126,657

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral Trust, 2.1920% (D)(E)	32,565	325,876

TOTAL SECURITIES LENDING COLLATERAL (Cost $325,882)		$325,876
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	134,004	134,004

TOTAL SHORT-TERM INVESTMENTS (Cost $134,004)		$134,004
Total investments (Cost $82,982,544) - 100.4%		$82,520,560
Other assets and liabilities, net - (0.4%)		(288,470)
TOTAL NET ASSETS - 100.0%		$82,232,090
20	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.8%
Equity - 60.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,451,240	$71,866,814

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $77,916,649)		$71,866,814
UNAFFILIATED INVESTMENT COMPANIES - 39.0%
Exchange-traded funds - 39.0%
Financial Select Sector SPDR Fund	64,286	1,730,579
Invesco Senior Loan ETF (C)	21,106	477,207
iShares Edge MSCI Min Vol USA ETF	96,758	6,168,806
iShares Global Infrastructure ETF	7,629	346,814
iShares JP Morgan USD Emerging Markets Bond ETF	5,284	607,766
iShares TIPS Bond ETF	1,306	153,651
Schwab U.S. Large-Cap Growth ETF	22,550	1,893,524
SPDR Bloomberg Barclays High Yield Bond ETF	1,982	215,661
Vanguard Dividend Appreciation ETF	34,271	4,058,372
Vanguard Energy ETF	21,144	1,601,447
Vanguard FTSE All World ex-US Small-Cap ETF	19,961	2,003,086
Vanguard FTSE Developed Markets ETF	18,137	727,112
Vanguard FTSE Emerging Markets ETF	122,462	4,947,465
Vanguard Global ex-U.S. Real Estate ETF	5,951	344,563
Vanguard Health Care ETF	8,411	1,426,926
Vanguard Information Technology ETF	7,163	1,529,730
Vanguard Intermediate-Term Corporate Bond ETF	17,912	1,645,934
Vanguard Materials ETF	5,571	683,450
Vanguard Mid-Cap ETF	42,120	6,936,322
Vanguard Real Estate ETF	11,686	1,077,683
Vanguard S&P 500 ETF	3,535	949,501
Vanguard Short-Term Bond ETF	17,451	1,416,323
Vanguard Short-Term Corporate Bond ETF	9,498	771,997
Vanguard Short-Term Inflation-Protected Securities ETF	6,114	303,132
Vanguard Small-Cap ETF	19,820	3,017,595
Vanguard Total Bond Market ETF	7,230	615,273
Xtrackers USD High Yield Corporate Bond ETF	8,315	417,247
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $41,140,454)		$46,067,166

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral Trust, 2.1920% (D)(E)	46,590	466,220

TOTAL SECURITIES LENDING COLLATERAL (Cost $466,223)		$466,220
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	244,619	244,619

TOTAL SHORT-TERM INVESTMENTS (Cost $244,619)		$244,619
Total investments (Cost $119,767,945) - 100.4%		$118,644,819
Other assets and liabilities, net - (0.4%)		(522,805)
TOTAL NET ASSETS - 100.0%		$118,122,014
MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.2%
Equity - 61.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,039,094	$100,695,504

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $109,862,766)		$100,695,504
UNAFFILIATED INVESTMENT COMPANIES - 38.8%
Exchange-traded funds - 38.8%
Financial Select Sector SPDR Fund	87,558	2,357,061
Invesco Senior Loan ETF (C)	28,653	647,844
iShares Edge MSCI Min Vol USA ETF	132,648	8,456,973
iShares Global Infrastructure ETF	10,524	478,421
iShares JP Morgan USD Emerging Markets Bond ETF	7,198	827,914
iShares TIPS Bond ETF	1,758	206,829
Schwab U.S. Large-Cap Growth ETF	31,457	2,641,444
SPDR Bloomberg Barclays High Yield Bond ETF	2,762	300,533
Vanguard Dividend Appreciation ETF	47,847	5,666,042
Vanguard Energy ETF	28,170	2,133,596
Vanguard FTSE All World ex-US Small-Cap ETF	30,860	3,096,801
Vanguard FTSE Developed Markets ETF	31,169	1,249,565
Vanguard FTSE Emerging Markets ETF	164,903	6,662,081
Vanguard Global ex-U.S. Real Estate ETF	8,266	478,601
Vanguard Health Care ETF	11,570	1,962,851
Vanguard Information Technology ETF	9,940	2,122,786
Vanguard Intermediate-Term Corporate Bond ETF	24,166	2,220,614
Vanguard Materials ETF (C)	7,650	938,502
Vanguard Mid-Cap ETF	58,928	9,704,264
Vanguard Real Estate ETF	15,894	1,465,745
Vanguard S&P 500 ETF	4,741	1,273,433
Vanguard Short-Term Bond ETF	23,569	1,912,860
Vanguard Short-Term Corporate Bond ETF	12,845	1,044,042
Vanguard Short-Term Inflation-Protected Securities ETF	8,262	409,630
Vanguard Small-Cap ETF	27,343	4,162,972
Vanguard Total Bond Market ETF	9,730	828,023
Xtrackers USD High Yield Corporate Bond ETF	11,584	581,285
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $56,847,338)		$63,830,712

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral Trust, 2.1920% (D)(E)	68,286	683,321

TOTAL SECURITIES LENDING COLLATERAL (Cost $683,317)		$683,321
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	402,528	402,528

TOTAL SHORT-TERM INVESTMENTS (Cost $402,528)		$402,528
Total investments (Cost $167,795,949) - 100.7%		$165,612,065
Other assets and liabilities, net - (0.7%)		(1,103,091)
TOTAL NET ASSETS - 100.0%		$164,508,974
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	21

MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.4%
Equity - 59.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,126,960	$112,814,336

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $122,568,948)		$112,814,336
UNAFFILIATED INVESTMENT COMPANIES - 40.9%
Exchange-traded funds - 40.9%
Financial Select Sector SPDR Fund	101,293	2,726,808
Invesco Senior Loan ETF (C)	38,290	865,737
iShares Edge MSCI Min Vol USA ETF	154,080	9,823,370
iShares Global Infrastructure ETF	12,139	551,839
iShares JP Morgan USD Emerging Markets Bond ETF	11,377	1,308,583
iShares TIPS Bond ETF	2,474	291,066
Schwab U.S. Large-Cap Growth ETF	35,712	2,998,737
SPDR Bloomberg Barclays High Yield Bond ETF	4,130	449,385
Vanguard Dividend Appreciation ETF	55,030	6,516,653
Vanguard Energy ETF	32,426	2,455,945
Vanguard FTSE All World ex-US Small-Cap ETF	34,796	3,491,779
Vanguard FTSE Developed Markets ETF	31,488	1,262,354
Vanguard FTSE Emerging Markets ETF	184,999	7,473,960
Vanguard Global ex-U.S. Real Estate ETF	9,566	553,871
Vanguard Health Care ETF	13,109	2,223,942
Vanguard Information Technology ETF	11,114	2,373,506
Vanguard Intermediate-Term Corporate Bond ETF	35,363	3,249,506
Vanguard Materials ETF	8,755	1,074,063
Vanguard Mid-Cap ETF	67,325	11,087,081
Vanguard Real Estate ETF	18,595	1,714,831
Vanguard S&P 500 ETF	7,295	1,959,437
Vanguard Short-Term Bond ETF	42,223	3,426,819
Vanguard Short-Term Corporate Bond ETF	21,261	1,728,094
Vanguard Short-Term Inflation-Protected Securities ETF	11,586	574,434
Vanguard Small-Cap ETF	32,032	4,876,870
Vanguard Total Bond Market ETF	21,169	1,801,482
Xtrackers USD High Yield Corporate Bond ETF	14,875	746,428
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $68,749,262)		$77,606,580

SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral Trust, 2.1920% (D)(E)	88,058	881,175

TOTAL SECURITIES LENDING COLLATERAL (Cost $881,184)		$881,175
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	202,569	202,569

TOTAL SHORT-TERM INVESTMENTS (Cost $202,569)		$202,569
Total investments (Cost $192,401,963) - 100.9%		$191,504,660
Other assets and liabilities, net - (0.9%)		(1,689,488)
TOTAL NET ASSETS - 100.0%		$189,815,172
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.3%
Equity - 54.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,904,400	$121,475,015

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $131,938,301)		$121,475,015
UNAFFILIATED INVESTMENT COMPANIES - 45.7%
Exchange-traded funds - 45.7%
Financial Select Sector SPDR Fund	114,796	3,090,308
Invesco Senior Loan ETF (C)	131,369	2,970,253
iShares Edge MSCI Min Vol USA ETF	176,362	11,243,959
iShares Global Infrastructure ETF	13,547	615,847
iShares JP Morgan USD Emerging Markets Bond ETF	28,394	3,265,878
iShares TIPS Bond ETF	6,923	814,491
Schwab U.S. Large-Cap Growth ETF	38,678	3,247,792
SPDR Bloomberg Barclays High Yield Bond ETF	13,559	1,475,355
Vanguard Dividend Appreciation ETF	62,586	7,411,434
Vanguard Energy ETF	35,279	2,672,031
Vanguard FTSE All World ex-US Small-Cap ETF	34,901	3,502,315
Vanguard FTSE Developed Markets ETF	24,811	994,673
Vanguard FTSE Emerging Markets ETF	178,863	7,226,065
Vanguard Global ex-U.S. Real Estate ETF	10,558	611,308
Vanguard Health Care ETF	13,519	2,293,498
Vanguard Information Technology ETF	11,210	2,394,008
Vanguard Intermediate-Term Corporate Bond ETF	82,694	7,598,752
Vanguard Materials ETF	9,679	1,187,420
Vanguard Mid-Cap ETF	73,130	12,043,047
Vanguard Real Estate ETF	20,949	1,931,917
Vanguard S&P 500 ETF	9,401	2,525,109
Vanguard Short-Term Bond ETF	65,344	5,303,319
Vanguard Short-Term Corporate Bond ETF	47,025	3,822,192
Vanguard Short-Term Inflation-Protected Securities ETF	32,522	1,612,441
Vanguard Small-Cap ETF	31,573	4,806,989
Vanguard Total Bond Market ETF	64,671	5,503,502
Xtrackers USD High Yield Corporate Bond ETF	42,088	2,111,976
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $91,285,195)		$102,275,879

SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral Trust, 2.1920% (D)(E)	298,755	2,989,582

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,989,728)		$2,989,582
SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	992,949	992,949

TOTAL SHORT-TERM INVESTMENTS (Cost $992,949)		$992,949
Total investments (Cost $227,206,173) - 101.8%		$227,733,425
Other assets and liabilities, net - (1.8%)		(4,067,217)
TOTAL NET ASSETS - 100.0%		$223,666,208
22	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 47.8%
Equity - 47.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,211,622	$113,757,467

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $122,283,108)		$113,757,467
UNAFFILIATED INVESTMENT COMPANIES - 52.8%
Exchange-traded funds - 52.8%
Financial Select Sector SPDR Fund	113,509	3,055,662
Invesco Senior Loan ETF (C)	218,341	4,936,690
iShares Edge MSCI Min Vol USA ETF	185,077	11,799,584
iShares Global Infrastructure ETF	13,212	600,618
iShares JP Morgan USD Emerging Markets Bond ETF	44,480	5,116,090
iShares TIPS Bond ETF	13,315	1,566,510
Schwab U.S. Large-Cap Growth ETF	37,220	3,125,363
SPDR Bloomberg Barclays High Yield Bond ETF	25,915	2,819,811
Vanguard Dividend Appreciation ETF	66,230	7,842,957
Vanguard Energy ETF	36,188	2,740,879
Vanguard FTSE All World ex-US Small-Cap ETF	27,358	2,745,375
Vanguard FTSE Developed Markets ETF	45,011	1,804,491
Vanguard FTSE Emerging Markets ETF	164,904	6,662,122
Vanguard Global ex-U.S. Real Estate ETF	10,326	597,875
Vanguard Health Care ETF	12,031	2,041,059
Vanguard Information Technology ETF	10,805	2,307,516
Vanguard Intermediate-Term Corporate Bond ETF	120,013	11,027,995
Vanguard Materials ETF	9,602	1,177,973
Vanguard Mid-Cap ETF	67,759	11,158,552
Vanguard Real Estate ETF	19,653	1,812,400
Vanguard S&P 500 ETF	13,032	3,500,395
Vanguard Short-Term Bond ETF	112,254	9,110,535
Vanguard Short-Term Corporate Bond ETF	80,507	6,543,609
Vanguard Short-Term Inflation-Protected Securities ETF	63,318	3,139,306
Vanguard Small-Cap ETF	31,998	4,871,696
Vanguard Total Bond Market ETF	116,123	9,882,067
Xtrackers USD High Yield Corporate Bond ETF	69,887	3,506,930
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $113,205,439)		$125,494,060

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral Trust, 2.1920% (D)(E)	497,736	4,980,747

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,980,842)		$4,980,747
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	254,869	254,869

TOTAL SHORT-TERM INVESTMENTS (Cost $254,869)		$254,869
Total investments (Cost $240,724,258) - 102.8%		$244,487,143
Other assets and liabilities, net - (2.8%)		(6,560,533)
TOTAL NET ASSETS - 100.0%		$237,926,610
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.1%
Equity - 41.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,027,283	$89,423,933

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $95,415,921)		$89,423,933
UNAFFILIATED INVESTMENT COMPANIES - 59.3%
Exchange-traded funds - 59.3%
Financial Select Sector SPDR Fund	91,871	2,473,167
Invesco Senior Loan ETF (C)	369,827	8,361,788
iShares Edge MSCI Min Vol USA ETF	160,232	10,215,591
iShares Global Infrastructure ETF	10,443	474,739
iShares JP Morgan USD Emerging Markets Bond ETF	53,994	6,210,390
iShares TIPS Bond ETF	19,451	2,288,410
Schwab U.S. Large-Cap Growth ETF	28,701	2,410,023
SPDR Bloomberg Barclays High Yield Bond ETF	37,813	4,114,433
Vanguard Dividend Appreciation ETF	57,252	6,779,782
Vanguard Energy ETF	29,229	2,213,804
Vanguard FTSE All World ex-US Small-Cap ETF	18,645	1,871,026
Vanguard FTSE Developed Markets ETF	29,910	1,199,092
Vanguard FTSE Emerging Markets ETF	100,277	4,051,191
Vanguard Global ex-U.S. Real Estate ETF	8,179	473,564
Vanguard Health Care ETF	9,016	1,529,564
Vanguard Information Technology ETF	8,155	1,741,582
Vanguard Intermediate-Term Corporate Bond ETF	183,630	16,873,760
Vanguard Materials ETF	7,716	946,599
Vanguard Mid-Cap ETF	50,068	8,245,198
Vanguard Real Estate ETF	15,579	1,436,695
Vanguard S&P 500 ETF	5,364	1,440,770
Vanguard Short-Term Bond ETF	112,093	9,097,468
Vanguard Short-Term Corporate Bond ETF	106,938	8,691,921
Vanguard Short-Term Inflation-Protected Securities ETF	91,971	4,559,922
Vanguard Small-Cap ETF	22,474	3,421,667
Vanguard Total Bond Market ETF	153,492	13,062,169
Xtrackers USD High Yield Corporate Bond ETF	101,511	5,093,822
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $118,151,819)		$129,278,137

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral Trust, 2.1920% (D)(E)	845,091	8,456,657

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,456,910)		$8,456,657
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	427,371	427,371

TOTAL SHORT-TERM INVESTMENTS (Cost $427,371)		$427,371
Total investments (Cost $222,452,021) - 104.5%		$227,586,098
Other assets and liabilities, net - (4.5%)		(9,777,978)
TOTAL NET ASSETS - 100.0%		$217,808,120
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	23

MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.5%
Equity - 33.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,041,874	$45,026,474

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $47,897,090)		$45,026,474
UNAFFILIATED INVESTMENT COMPANIES - 66.3%
Exchange-traded funds - 66.3%
Financial Select Sector SPDR Fund	38,677	1,041,185
Invesco Senior Loan ETF (C)	284,217	6,426,146
iShares Edge MSCI Min Vol USA ETF	101,493	6,470,686
iShares Global Infrastructure ETF	5,613	255,167
iShares JP Morgan USD Emerging Markets Bond ETF	40,335	4,639,332
iShares TIPS Bond ETF	15,585	1,833,575
SPDR Bloomberg Barclays High Yield Bond ETF	30,670	3,337,203
Vanguard Dividend Appreciation ETF	36,467	4,318,422
Vanguard Energy ETF (C)	15,654	1,185,634
Vanguard FTSE All World ex-US Small-Cap ETF	8,454	848,359
Vanguard FTSE Developed Markets ETF	36,650	1,469,299
Vanguard FTSE Emerging Markets ETF	29,131	1,176,892
Vanguard Global ex-U.S. Real Estate ETF	4,400	254,760
Vanguard Health Care ETF	4,469	758,166
Vanguard Information Technology ETF	3,696	789,318
Vanguard Intermediate-Term Corporate Bond ETF	150,873	13,863,719
Vanguard Materials ETF (C)	4,149	508,999
Vanguard Mid-Cap ETF	22,434	3,694,431
Vanguard Real Estate ETF	8,363	771,236
Vanguard S&P 500 ETF	3,700	993,820
Vanguard Short-Term Bond ETF (C)	77,936	6,325,286
Vanguard Short-Term Corporate Bond ETF	89,458	7,271,146
Vanguard Short-Term Inflation-Protected Securities ETF (C)	73,859	3,661,929
Vanguard Small-Cap ETF	12,038	1,832,786
Vanguard Total Bond Market ETF	131,938	11,227,924
Xtrackers USD High Yield Corporate Bond ETF	81,376	4,083,448
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $81,950,447)		$89,038,868

SECURITIES LENDING COLLATERAL - 8.2%
John Hancock Collateral Trust, 2.1920% (D)(E)	1,102,311	11,030,601

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,030,740)		$11,030,601
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	203,529	203,529

TOTAL SHORT-TERM INVESTMENTS (Cost $203,529)		$203,529
Total investments (Cost $141,081,806) - 108.2%		$145,299,472
Other assets and liabilities, net - (8.2%)		(10,958,051)
TOTAL NET ASSETS - 100.0%		$134,341,421
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 29.1%
Equity - 29.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,040,240	$11,588,272

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,062,097)		$11,588,272
UNAFFILIATED INVESTMENT COMPANIES - 70.6%
Exchange-traded funds - 70.6%
Financial Select Sector SPDR Fund	5,699	153,417
Invesco Senior Loan ETF (C)	96,555	2,183,109
iShares Edge MSCI Min Vol USA ETF	30,278	1,930,374
iShares Global Infrastructure ETF	1,473	66,963
iShares JP Morgan USD Emerging Markets Bond ETF	13,486	1,551,160
iShares TIPS Bond ETF	5,310	624,722
SPDR Bloomberg Barclays High Yield Bond ETF	10,340	1,125,095
Vanguard Dividend Appreciation ETF	10,880	1,288,410
Vanguard Energy ETF	4,127	312,579
Vanguard FTSE Developed Markets ETF	13,119	525,941
Vanguard FTSE Emerging Markets ETF	4,112	166,125
Vanguard Global ex-U.S. Real Estate ETF	1,157	66,990
Vanguard Health Care ETF	574	97,379
Vanguard Information Technology ETF	549	117,244
Vanguard Intermediate-Term Corporate Bond ETF	56,855	5,224,405
Vanguard Materials ETF	1,098	134,703
Vanguard Mid-Cap ETF	5,344	880,050
Vanguard Real Estate ETF	2,183	201,316
Vanguard S&P 500 ETF	8	2,149
Vanguard Short-Term Bond ETF	21,151	1,716,615
Vanguard Short-Term Corporate Bond ETF	33,058	2,686,954
Vanguard Short-Term Inflation-Protected Securities ETF	25,173	1,248,077
Vanguard Small-Cap ETF	1,551	236,140
Vanguard Total Bond Market ETF	49,316	4,196,792
Xtrackers USD High Yield Corporate Bond ETF	27,859	1,397,965
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $25,811,715)		$28,134,674

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral Trust, 2.1920% (D)(E)	219,028	2,191,766

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,191,783)		$2,191,766
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	100,686	100,686

TOTAL SHORT-TERM INVESTMENTS (Cost $100,686)		$100,686
Total investments (Cost $40,166,281) - 105.5%		$42,015,398
Other assets and liabilities, net - (5.5%)		(2,173,161)
TOTAL NET ASSETS - 100.0%		$39,842,237
24	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.4%
Equity - 25.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	610,510	$6,801,083

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,153,130)		$6,801,083
UNAFFILIATED INVESTMENT COMPANIES - 74.4%
Exchange-traded funds - 74.4%
Invesco Senior Loan ETF (C)	65,390	1,478,468
iShares Edge MSCI Min Vol USA ETF	20,644	1,316,158
iShares Global Infrastructure ETF	913	41,505
iShares JP Morgan USD Emerging Markets Bond ETF	9,809	1,128,231
iShares TIPS Bond ETF	3,988	469,188
SPDR Bloomberg Barclays High Yield Bond ETF	7,573	824,018
Vanguard Dividend Appreciation ETF	7,393	875,479
Vanguard Energy ETF	2,605	197,303
Vanguard FTSE Developed Markets ETF	5,473	219,413
Vanguard FTSE Emerging Markets ETF	681	27,512
Vanguard Global ex-U.S. Real Estate ETF	720	41,688
Vanguard Intermediate-Term Corporate Bond ETF	44,156	4,057,495
Vanguard Materials ETF	686	84,158
Vanguard Mid-Cap ETF	2,811	462,915
Vanguard Real Estate ETF	1,363	125,696
Vanguard S&P 500 ETF	5	1,343
Vanguard Short-Term Bond ETF	14,644	1,188,507
Vanguard Short-Term Corporate Bond ETF	25,239	2,051,426
Vanguard Short-Term Inflation-Protected Securities ETF	18,829	933,542
Vanguard Small-Cap ETF	659	100,333
Vanguard Total Bond Market ETF	38,397	3,267,585
Xtrackers USD High Yield Corporate Bond ETF	20,472	1,027,285
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $18,613,763)		$19,919,248

SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral Trust, 2.1920% (D)(E)	149,123	1,492,241

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,492,341)		$1,492,241
SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	111,507	111,507

TOTAL SHORT-TERM INVESTMENTS (Cost $111,507)		$111,507
Total investments (Cost $27,370,741) - 105.8%		$28,324,079
Other assets and liabilities, net - (5.8%)		(1,545,618)
TOTAL NET ASSETS - 100.0%		$26,778,461
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-19.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	25

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$10,603,934	$32,260,661	$46,311,785	$64,233,240
Affiliated investments, at value	16,603,979	50,259,899	72,333,034	101,378,825
Total investments, at value	27,207,913	82,520,560	118,644,819	165,612,065
Interest receivable	214	419	483	561
Receivable for fund shares sold	64,003	65,221	168,436	10,244
Receivable for investments sold	—	51,314	205	76
Receivable from affiliates	414	1,709	2,545	3,671
Other assets	14,270	14,248	8,207	7,562
Total assets	27,286,814	82,653,471	118,824,695	165,634,179
Liabilities
Payable for investments purchased	55,724	10,501	6,699	92,076
Payable for fund shares repurchased	2,466	45,825	187,466	305,040
Payable upon return of securities loaned	106,260	325,710	466,620	682,875
Payable to affiliates
Accounting and legal services fees	1,545	4,899	7,113	10,047
Transfer agent fees	27	103	261	435
Trustees' fees	14	44	65	92
Other liabilities and accrued expenses	37,828	34,299	34,457	34,640
Total liabilities	203,864	421,381	702,681	1,125,205
Net assets	$27,082,950	$82,232,090	$118,122,014	$164,508,974
Net assets consist of
Paid-in capital	$26,807,126	$78,755,003	$113,616,935	$157,891,260
Total distributable earnings (loss)	275,824	3,477,087	4,505,079	6,617,714
Net assets	$27,082,950	$82,232,090	$118,122,014	$164,508,974
Unaffiliated investments, at cost	$10,069,064	$28,828,904	$41,385,073	$57,249,866
Affiliated investments, at cost	17,938,353	54,153,640	78,382,872	110,546,083
Total investments, at cost	28,007,417	82,982,544	119,767,945	167,795,949
Securities loaned, at value	$103,960	$318,660	$456,520	$663,986
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$53,322	$52,264	$241,145	$50,126
Shares outstanding	4,421	4,552	20,770	4,362
Net asset value, offering price and redemption price per share	$12.06	$11.48	$11.61	$11.49
Class R6
Net assets	$2,758,210	$10,711,292	$26,188,464	$44,012,672
Shares outstanding	228,701	932,705	2,254,649	3,824,994
Net asset value, offering price and redemption price per share	$12.06	$11.48	$11.62	$11.51
Class 1
Net assets	$24,271,418	$71,468,534	$91,692,405	$120,446,176
Shares outstanding	2,012,931	6,220,353	7,891,442	10,472,938
Net asset value, offering price and redemption price per share	$12.06	$11.49	$11.62	$11.50
26	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

Continued
	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$77,809,149	$103,268,828	$125,748,929	$129,705,508
Affiliated investments, at value	113,695,511	124,464,597	118,738,214	97,880,590
Total investments, at value	191,504,660	227,733,425	244,487,143	227,586,098
Interest receivable	663	647	535	527
Receivable for fund shares sold	54,937	12,734	18,385	21,664
Receivable for investments sold	232,189	—	543,308	221,416
Receivable for securities lending income	—	—	—	35
Receivable from affiliates	4,288	5,125	5,799	4,845
Other assets	10,066	9,355	8,654	10,186
Total assets	191,806,803	227,761,286	245,063,824	227,844,771
Liabilities
Payable for investments purchased	84,011	577,814	163,349	34,208
Payable for fund shares repurchased	979,658	479,200	1,943,586	1,497,184
Payable upon return of securities loaned	881,175	2,989,140	4,980,360	8,456,910
Payable to affiliates
Accounting and legal services fees	11,571	13,543	14,619	13,198
Transfer agent fees	369	380	211	170
Trustees' fees	106	123	133	119
Other liabilities and accrued expenses	34,741	34,878	34,956	34,862
Total liabilities	1,991,631	4,095,078	7,137,214	10,036,651
Net assets	$189,815,172	$223,666,208	$237,926,610	$217,808,120
Net assets consist of
Paid-in capital	$180,740,925	$212,145,153	$223,922,854	$204,811,097
Total distributable earnings (loss)	9,074,247	11,521,055	14,003,756	12,997,023
Net assets	$189,815,172	$223,666,208	$237,926,610	$217,808,120
Unaffiliated investments, at cost	$68,951,831	$92,278,144	$113,460,308	$118,579,190
Affiliated investments, at cost	123,450,132	134,928,029	127,263,950	103,872,831
Total investments, at cost	192,401,963	227,206,173	240,724,258	222,452,021
Securities loaned, at value	$856,540	$2,924,440	$4,872,560	$8,273,860
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$54,224	$65,521	$56,352	$54,677
Shares outstanding	4,715	5,747	4,981	4,905
Net asset value, offering price and redemption price per share	$11.50	$11.40	$11.31	$11.15
Class R6
Net assets	$37,168,127	$38,369,493	$21,285,173	$17,092,075
Shares outstanding	3,232,004	3,366,050	1,881,006	1,532,570
Net asset value, offering price and redemption price per share	$11.50	$11.40	$11.32	$11.15
Class 1
Net assets	$152,592,821	$185,231,194	$216,585,085	$200,661,368
Shares outstanding	13,272,153	16,250,228	19,148,189	18,007,256
Net asset value, offering price and redemption price per share	$11.50	$11.40	$11.31	$11.14
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	27

STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

Continued
	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$89,242,397	$28,235,360	$20,030,755
Affiliated investments, at value	56,057,075	13,780,038	8,293,324
Total investments, at value	145,299,472	42,015,398	28,324,079
Interest receivable	368	172	158
Receivable for fund shares sold	60,736	18,112	270
Receivable for investments sold	68,999	27,818	26,239
Receivable for securities lending income	—	452	729
Receivable from affiliates	3,091	782	466
Other assets	9,252	9,674	9,621
Total assets	145,441,918	42,072,408	28,361,562
Liabilities
Payable for investments purchased	26,609	1,809	11,866
Payable for fund shares repurchased	136	5	43,237
Payable upon return of securities loaned	11,030,725	2,191,680	1,492,260
Payable to affiliates
Accounting and legal services fees	8,304	2,468	1,608
Transfer agent fees	94	33	22
Trustees' fees	74	22	14
Other liabilities and accrued expenses	34,555	34,154	34,094
Total liabilities	11,100,497	2,230,171	1,583,101
Net assets	$134,341,421	$39,842,237	$26,778,461
Net assets consist of
Paid-in capital	$126,126,011	$37,057,320	$25,534,150
Total distributable earnings (loss)	8,215,410	2,784,917	1,244,311
Net assets	$134,341,421	$39,842,237	$26,778,461
Unaffiliated investments, at cost	$82,153,976	$25,912,401	$18,725,270
Affiliated investments, at cost	58,927,830	14,253,880	8,645,471
Total investments, at cost	141,081,806	40,166,281	27,370,741
Securities loaned, at value	$10,754,274	$2,140,220	$1,459,960
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$101,263	$50,376	$50,022
Shares outstanding	9,197	4,655	4,748
Net asset value, offering price and redemption price per share	$11.01	$10.82	$10.53 [1]
Class R6
Net assets	$9,367,789	$3,227,426	$2,172,096
Shares outstanding	850,084	298,177	205,941
Net asset value, offering price and redemption price per share	$11.02	$10.82	$10.55
Class 1
Net assets	$124,872,369	$36,564,435	$24,556,343
Shares outstanding	11,340,279	3,378,987	2,329,917
Net asset value, offering price and redemption price per share	$11.01	$10.82	$10.54

[1]	Net asset value, offering price and redemption price per share of $10.53 is calculated using Net assets of $50,022 and Shares outstanding of 4,748.338.
28	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended  8-31-19

	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$219,525	$812,701	$1,193,152	$1,682,897
Dividends	192,648	696,115	1,026,126	1,456,994
Interest	2,055	3,165	3,712	5,039
Securities lending	1,894	5,982	9,772	14,330
Other income received from advisor	2,033	6,579	9,476	13,286
Total investment income	418,155	1,524,542	2,242,238	3,172,546
Expenses
Investment management fees	49,214	172,404	253,154	358,962
Distribution and service fees	9,906	33,888	44,445	58,648
Accounting and legal services fees	3,868	13,531	19,870	28,159
Transfer agent fees	223	913	2,823	4,948
Trustees' fees	462	1,445	2,102	2,986
Custodian fees	15,493	16,098	16,098	17,309
State registration fees	35,525	35,667	35,495	35,846
Printing and postage	20,246	20,478	20,543	20,649
Professional fees	21,181	18,513	19,223	20,162
Other	10,019	10,982	11,769	12,691
Total expenses	166,137	323,919	425,522	560,360
Less expense reductions	(156,277)	(290,076)	(381,242)	(501,765)
Net expenses	9,860	33,843	44,280	58,595
Net investment income	408,295	1,490,699	2,197,958	3,113,951
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(62,875)	(33,907)	(41,520)	151,317
Affiliated investments	(321,997)	(1,262,843)	(2,008,838)	(2,108,936)
Capital gain distributions received from affiliated investments	1,495,684	5,537,140	8,129,250	11,466,005
	1,110,812	4,240,390	6,078,892	9,508,386
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	204,967	186,938	257,899	123,937
Affiliated investments	(1,392,251)	(5,589,529)	(8,108,038)	(12,170,086)
	(1,187,284)	(5,402,591)	(7,850,139)	(12,046,149)
Net realized and unrealized loss	(76,472)	(1,162,201)	(1,771,247)	(2,537,763)
Increase (decrease) in net assets from operations	$331,823	$328,498	$426,711	$576,188
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	29

STATEMENTS OF OPERATIONS For the year ended  8-31-19

Continued
	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$1,936,470	$2,129,876	$2,092,456	$1,578,455
Dividends	1,800,520	2,603,801	3,474,775	3,869,583
Interest	5,265	6,388	6,175	5,757
Securities lending	19,061	39,147	65,038	96,706
Other income received from advisor	1,925	—	—	—
Total investment income	3,763,241	4,779,212	5,638,444	5,550,501
Expenses
Investment management fees	432,501	556,963	671,660	677,724
Distribution and service fees	74,535	91,552	108,643	100,061
Accounting and legal services fees	32,816	38,801	42,161	38,149
Transfer agent fees	4,172	4,064	2,066	1,429
Trustees' fees	3,501	4,179	4,566	4,140
Custodian fees	17,309	17,309	17,309	17,309
State registration fees	35,833	35,750	35,530	35,750
Printing and postage	20,677	20,741	20,771	20,726
Professional fees	20,689	21,375	21,769	21,316
Other	13,066	13,920	15,485	14,894
Total expenses	655,099	804,654	939,960	931,498
Less expense reductions	(580,609)	(689,528)	(728,822)	(659,811)
Net expenses	74,490	115,126	211,138	271,687
Net investment income	3,688,751	4,664,086	5,427,306	5,278,814
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	40,489	144,571	46,328	274,373
Affiliated investments	(2,506,555)	(2,601,154)	(3,531,617)	(2,902,474)
Capital gain distributions received from affiliated investments	13,193,661	14,511,390	14,256,439	10,754,416
	10,727,595	12,054,807	10,771,150	8,126,315
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	460,181	1,259,313	2,705,264	3,532,194
Affiliated investments	(14,017,146)	(15,614,046)	(14,246,977)	(10,713,210)
	(13,556,965)	(14,354,733)	(11,541,713)	(7,181,016)
Net realized and unrealized gain (loss)	(2,829,370)	(2,299,926)	(770,563)	945,299
Increase (decrease) in net assets from operations	$859,381	$2,364,160	$4,656,743	$6,224,113
30	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended  8-31-19

Continued
	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$869,223	$216,401	$112,002
Dividends	2,983,146	1,003,738	676,242
Interest	3,375	2,019	1,802
Securities lending	82,972	20,395	14,349
Total investment income	3,938,716	1,242,553	804,395
Expenses
Investment management fees	489,182	158,184	103,872
Distribution and service fees	65,311	19,705	12,276
Accounting and legal services fees	24,849	7,528	4,692
Transfer agent fees	965	330	225
Trustees' fees	2,752	865	553
Custodian fees	17,309	15,493	15,493
State registration fees	35,530	35,530	35,530
Printing and postage	20,555	20,558	20,623
Professional fees	19,835	17,861	17,540
Other	13,329	10,976	11,876
Total expenses	689,617	287,030	222,680
Less expense reductions	(492,325)	(224,161)	(182,591)
Net expenses	197,292	62,869	40,089
Net investment income	3,741,424	1,179,684	764,306
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	267,013	10,935	24,767
Affiliated investments	(1,781,516)	(500,302)	(174,993)
Capital gain distributions received from affiliated investments	5,922,238	1,474,391	763,096
	4,407,735	985,024	612,870
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	3,124,995	1,313,667	898,799
Affiliated investments	(5,681,092)	(1,324,484)	(788,103)
	(2,556,097)	(10,817)	110,696
Net realized and unrealized gain	1,851,638	974,207	723,566
Increase (decrease) in net assets from operations	$5,593,062	$2,153,891	$1,487,872
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	31

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2060 Lifetime Portfolio		Multi-Index 2055 Lifetime Portfolio		Multi-Index 2050 Lifetime Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$408,295	$189,089	$1,490,699	$1,196,611	$2,197,958	$1,754,752
Net realized gain	1,110,812	777,115	4,240,390	5,167,278	6,078,892	7,563,245
Change in net unrealized appreciation (depreciation)	(1,187,284)	29,015	(5,402,591)	342,900	(7,850,139)	544,339
Increase in net assets resulting from operations	331,823	995,219	328,498	6,706,789	426,711	9,862,336
Distributions to shareholders
From net investment income and net realized gain
Class R4	(3,183)	—	(4,626)	—	(4,613)	—
Class R6	(88,096)	—	(542,717)	—	(1,795,031)	—
Class 1	(1,086,850)	—	(5,896,320)	—	(7,638,917)	—
From net investment income
Class R4	—	(887)	—	(1,002)	—	(955)
Class R6	—	(10,183)	—	(38,895)	—	(212,401)
Class 1	—	(146,842)	—	(1,084,607)	—	(1,410,583)
From net realized gain
Class R4	—	(1,263)	—	(2,613)	—	(2,430)
Class R6	—	(13,253)	—	(94,097)	—	(495,436)
Class 1	—	(196,438)	—	(2,688,943)	—	(3,374,986)
Total distributions	(1,178,129)	(368,866)	(6,443,663)	(3,910,157)	(9,438,561)	(5,496,791)
Portfolio share transactions
From portfolio share transactions	11,755,690	9,614,496	17,520,466	13,281,850	20,019,559	22,221,350
Total increase	10,909,384	10,240,849	11,405,301	16,078,482	11,007,709	26,586,895
Net assets
Beginning of year	16,173,566	5,932,717	70,826,789	54,748,307	107,114,305	80,527,410
End of year	$27,082,950	$16,173,566	$82,232,090	$70,826,789	$118,122,014	$107,114,305
Undistributed net investment income (loss)	(a)	46,377	(a)	247,598	(a)	361,553

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
32	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 8-31-19

Continued

	Multi-Index 2045 Lifetime Portfolio		Multi-Index 2040 Lifetime Portfolio		Multi-Index 2035 Lifetime Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$3,113,951	$2,591,765	$3,688,751	$3,164,441	$4,664,086	$4,019,810
Net realized gain	9,508,386	11,268,889	10,727,595	13,770,380	12,054,807	15,307,462
Change in net unrealized appreciation (depreciation)	(12,046,149)	854,559	(13,556,965)	680,382	(14,354,733)	510,657
Increase in net assets resulting from operations	576,188	14,715,213	859,381	17,615,203	2,364,160	19,837,929
Distributions to shareholders
From net investment income and net realized gain
Class R4	(4,741)	—	(4,945)	—	(4,649)	—
Class R6	(3,236,000)	—	(2,881,773)	—	(2,689,468)	—
Class 1	(10,461,096)	—	(13,954,863)	—	(16,405,162)	—
From net investment income
Class R4	—	(961)	—	(957)	—	(997)
Class R6	—	(430,617)	—	(403,805)	—	(309,277)
Class 1	—	(1,967,738)	—	(2,526,291)	—	(3,372,285)
From net realized gain
Class R4	—	(2,589)	—	(2,517)	—	(2,565)
Class R6	—	(1,067,785)	—	(974,120)	—	(736,833)
Class 1	—	(5,004,584)	—	(6,250,504)	—	(8,233,092)
Total distributions	(13,701,837)	(8,474,274)	(16,841,581)	(10,158,194)	(19,099,279)	(12,655,049)
Portfolio share transactions
From portfolio share transactions	23,955,142	25,703,932	27,233,941	20,228,705	24,674,774	24,622,741
Total increase	10,829,493	31,944,871	11,251,741	27,685,714	7,939,655	31,805,621
Net assets
Beginning of year	153,679,481	121,734,610	178,563,431	150,877,717	215,726,553	183,920,932
End of year	$164,508,974	$153,679,481	$189,815,172	$178,563,431	$223,666,208	$215,726,553
Undistributed net investment income (loss)	(a)	543,336	(a)	686,961	(a)	1,056,154

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	33

STATEMENTS OF CHANGES IN NET ASSETS 8-31-19

Continued

	Multi-Index 2030 Lifetime Portfolio		Multi-Index 2025 Lifetime Portfolio		Multi-Index 2020 Lifetime Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$5,427,306	$4,770,503	$5,278,814	$4,783,271	$3,741,424	$3,524,498
Net realized gain	10,771,150	15,341,335	8,126,315	12,801,668	4,407,735	7,395,670
Change in net unrealized appreciation (depreciation)	(11,541,713)	(446,912)	(7,181,016)	(1,607,463)	(2,556,097)	(1,999,762)
Increase in net assets resulting from operations	4,656,743	19,664,926	6,224,113	15,977,476	5,593,062	8,920,406
Distributions to shareholders
From net investment income and net realized gain
Class R4	(4,314)	—	(4,197)	—	(3,823)	—
Class R6	(1,322,271)	—	(663,656)	—	(467,775)	—
Class 1	(18,396,185)	—	(16,489,542)	—	(10,111,423)	—
From net investment income
Class R4	—	(1,033)	—	(1,087)	—	(1,180)
Class R6	—	(110,751)	—	(89,072)	—	(39,317)
Class 1	—	(4,245,869)	—	(4,263,216)	—	(3,355,905)
From net realized gain
Class R4	—	(2,520)	—	(2,250)	—	(1,882)
Class R6	—	(248,586)	—	(171,675)	—	(58,404)
Class 1	—	(9,754,481)	—	(8,401,860)	—	(5,087,997)
Total distributions	(19,722,770)	(14,363,240)	(17,157,395)	(12,929,160)	(10,583,021)	(8,544,685)
Portfolio share transactions
From portfolio share transactions	16,651,177	20,558,775	8,854,475	15,676,153	(5,006,860)	(935,208)
Total increase (decrease)	1,585,150	25,860,461	(2,078,807)	18,724,469	(9,996,819)	(559,487)
Net assets
Beginning of year	236,341,460	210,480,999	219,886,927	201,162,458	144,338,240	144,897,727
End of year	$237,926,610	$236,341,460	$217,808,120	$219,886,927	$134,341,421	$144,338,240
Undistributed net investment income (loss)	(a)	1,494,120	(a)	1,755,379	(a)	1,417,368

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
34	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 8-31-19

Continued

	Multi-Index 2015 Lifetime Portfolio		Multi-Index 2010 Lifetime Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$1,179,684	$1,138,640	$764,306	$783,540
Net realized gain	985,024	2,024,808	612,870	1,187,040
Change in net unrealized appreciation (depreciation)	(10,817)	(945,629)	110,696	(742,040)
Increase in net assets resulting from operations	2,153,891	2,217,819	1,487,872	1,228,540
Distributions to shareholders
From net investment income and net realized gain
Class R4	(3,423)	—	(3,901)	—
Class R6	(134,018)	—	(103,392)	—
Class 1	(2,757,989)	—	(1,879,472)	—
From net investment income
Class R4	—	(1,314)	—	(1,280)
Class R6	—	(29,630)	—	(45,067)
Class 1	—	(1,133,106)	—	(713,665)
From net realized gain
Class R4	—	(1,751)	—	(1,315)
Class R6	—	(37,124)	—	(43,556)
Class 1	—	(1,446,124)	—	(702,928)
Total distributions	(2,895,430)	(2,649,049)	(1,986,765)	(1,507,811)
Portfolio share transactions
From portfolio share transactions	(2,529,618)	(1,658,734)	(2,461,465)	(1,051,713)
Total decrease	(3,271,157)	(2,089,964)	(2,960,358)	(1,330,984)
Net assets
Beginning of year	43,113,394	45,203,358	29,738,819	31,069,803
End of year	$39,842,237	$43,113,394	$26,778,461	$29,738,819
Undistributed net investment income (loss)	(a)	493,354	(a)	351,073

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	35

Financial highlights
Multi-Index 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2060 Lifetime Portfolio
Class R4
08-31-2019	12.89	0.24 [5]	(0.35)	(0.11)	(0.21)	(0.51)	(0.72)	12.06	(0.04)	1.00	0.16	1.97 [5]	53	13
08-31-2018	12.03	0.23 [5]	1.12	1.35	(0.20)	(0.29)	(0.49)	12.89	11.35	1.65	0.16	1.84 [5]	57	24
08-31-2017 [6]	11.31	0.02	0.70	0.72	—	—	—	12.03	6.37 [7]	4.24 [8]	0.18 [8]	0.44 [8]	53	46 [9]
Class R6
08-31-2019	12.90	0.22 [5]	(0.32)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.08	0.75	—	1.88 [5]	2,758	13
08-31-2018	12.03	0.26 [5]	1.12	1.38	(0.22)	(0.29)	(0.51)	12.90	11.61	1.40	—	2.08 [5]	948	24
08-31-2017	10.60	0.21	1.40	1.61	(0.18)	—	(0.18)	12.03	15.40	3.99	0.02	1.91	188	46
08-31-2016 [10]	10.00	0.03	0.57	0.60	—	—	—	10.60	6.00 [7]	52.88 [8]	0.10 [8]	0.60 [8]	106	1
Class 1
08-31-2019	12.90	0.23 [5]	(0.33)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.03	0.78	0.05	1.92 [5]	24,271	13
08-31-2018	12.03	0.22 [5]	1.15	1.37	(0.21)	(0.29)	(0.50)	12.90	11.56	1.44	0.05	1.75 [5]	15,168	24
08-31-2017	10.60	0.18	1.43	1.61	(0.18)	—	(0.18)	12.03	15.36	4.03	0.07	1.60	5,691	46
08-31-2016 [10]	10.00	0.01	0.59	0.60	—	—	—	10.60	6.00 [7]	52.91 [8]	0.15 [8]	0.31 [8]	558	1

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share, and 0.01% and less than 0.005% for the periods ended 8-31-19 and 8-31-18, respectively.
[6] The inception date for Class R4 shares is 4-7-17.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10] Period from 3-30-16 (commencement of operations) to 8-31-16.
36	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2055 Lifetime Portfolio
Class R4
08-31-2019	12.71	0.23 [5]	(0.40)	(0.17)	(0.23)	(0.83)	(1.06)	11.48	(0.14)	0.65	0.17	1.95 [5]	52	18
08-31-2018	12.18	0.23 [5]	1.13	1.36	(0.23)	(0.60)	(0.83)	12.71	11.42	0.73	0.16	1.86 [5]	55	17
08-31-2017 [6]	11.45	0.02	0.71	0.73	—	—	—	12.18	6.38 [7]	0.72 [8]	0.18 [8]	0.45 [8]	53	15 [9]
08-31-2015	10.72	0.17	(0.60)	(0.43)	(0.14)	(0.02)	(0.16)	10.13	(4.09)	10.02	0.39	1.57	101	17
Class R6
08-31-2019	12.71	0.21 [5]	(0.36)	(0.15)	(0.25)	(0.83)	(1.08)	11.48	0.06	0.40	—	1.86 [5]	10,711	18
08-31-2018	12.19	0.20 [5]	1.17	1.37	(0.25)	(0.60)	(0.85)	12.71	11.49	0.48	—	1.64 [5]	4,456	17
08-31-2017	10.91	0.10	1.53	1.63	(0.21)	(0.14)	(0.35)	12.19	15.35	0.47	0.01	0.84	1,746	15
08-31-2016	10.14	0.19	0.75	0.94	(0.15)	(0.02)	(0.17)	10.91	9.45	0.69	0.07	1.90	109	8
08-31-2015	10.73	0.19	(0.60)	(0.41)	(0.16)	(0.02)	(0.18)	10.14	(3.91)	10.27	0.19	1.76	101	17
Class 1
08-31-2019	12.72	0.23 [5]	(0.39)	(0.16)	(0.24)	(0.83)	(1.07)	11.49	0.00 [10]	0.44	0.05	2.01 [5]	71,469	18
08-31-2018	12.19	0.24 [5]	1.13	1.37	(0.24)	(0.60)	(0.84)	12.72	11.52	0.51	0.05	1.90 [5]	66,316	17
08-31-2017	10.91	0.21	1.42	1.63	(0.21)	(0.14)	(0.35)	12.19	15.28	0.51	0.06	1.86	52,950	15
08-31-2016	10.14	0.16	0.78	0.94	(0.15)	(0.02)	(0.17)	10.91	9.39	0.73	0.12	1.61	33,895	8
08-31-2015	10.73	0.08	(0.50)	(0.42)	(0.15)	(0.02)	(0.17)	10.14	(3.98)	3.08	0.24	0.75	10,587	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-19 and 8-31-18.
[6] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	37

Financial highlights continued
Multi-Index 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2050 Lifetime Portfolio
Class R4
08-31-2019	12.85	0.10 [5]	(0.28)	(0.18)	(0.23)	(0.83)	(1.06)	11.61	(0.18)	0.68	0.24	0.87 [5]	241	19
08-31-2018	12.26	0.23 [5]	1.14	1.37	(0.22)	(0.56)	(0.78)	12.85	11.44	0.66	0.16	1.86 [5]	56	14
08-31-2017 [6]	11.53	0.02	0.71	0.73	—	—	—	12.26	6.33 [7]	0.69 [8]	0.18 [8]	0.44 [8]	53	16 [9]
08-31-2015	10.80	0.17	(0.61)	(0.44)	(0.13)	(0.02)	(0.15)	10.21	(4.11)	7.11	0.39	1.58	102	11
Class R6
08-31-2019	12.85	0.23 [5]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.11	0.36	—	1.98 [5]	26,188	19
08-31-2018	12.26	0.23 [5]	1.16	1.39	(0.24)	(0.56)	(0.80)	12.85	11.61	0.41	—	1.84 [5]	18,646	14
08-31-2017	10.99	0.04	1.60	1.64	(0.22)	(0.15)	(0.37)	12.26	15.26	0.44	0.01	0.31	10,359	16
08-31-2016	10.22	0.20	0.77	0.97	(0.16)	(0.04)	(0.20)	10.99	9.52	0.65	0.07	1.91	110	8
08-31-2015	10.82	0.19	(0.61)	(0.42)	(0.16)	(0.02)	(0.18)	10.22	(3.96)	6.93	0.20	1.77	102	11
Class 1
08-31-2019	12.85	0.23 [5]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.05	0.39	0.05	2.01 [5]	91,692	19
08-31-2018	12.27	0.24 [5]	1.13	1.37	(0.23)	(0.56)	(0.79)	12.85	11.46	0.45	0.05	1.90 [5]	88,412	14
08-31-2017	10.99	0.22	1.42	1.64	(0.21)	(0.15)	(0.36)	12.27	15.29	0.48	0.06	1.90	70,115	16
08-31-2016	10.22	0.17	0.79	0.96	(0.15)	(0.04)	(0.19)	10.99	9.46	0.68	0.12	1.61	47,118	8
08-31-2015	10.82	0.10	(0.53)	(0.43)	(0.15)	(0.02)	(0.17)	10.22	(4.06)	1.38	0.25	0.95	17,035	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-19 and 8-31-18.
[6] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
38	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2045 Lifetime Portfolio
Class R4
08-31-2019	12.76	0.20 [5]	(0.38)	(0.18)	(0.23)	(0.86)	(1.09)	11.49	(0.11)	0.60	0.18	1.72 [5]	50	19
08-31-2018	12.21	0.23 [5]	1.14	1.37	(0.22)	(0.60)	(0.82)	12.76	11.37	0.62	0.16	1.87 [5]	56	12
08-31-2017 [6]	11.48	0.02	0.71	0.73	—	—	—	12.21	6.35 [7]	0.63 [8]	0.18 [8]	0.44 [8]	53	21 [9]
08-31-2015	10.80	0.17	(0.61)	(0.44)	(0.14)	(0.02)	(0.16)	10.20	(4.19)	6.65	0.39	1.57	102	16
Class R6
08-31-2019	12.77	0.22 [5]	(0.37)	(0.15)	(0.25)	(0.86)	(1.11)	11.51	0.09	0.33	—	1.96 [5]	44,013	19
08-31-2018	12.22	0.23 [5]	1.15	1.38	(0.23)	(0.60)	(0.83)	12.77	11.61	0.37	—	1.85 [5]	32,149	12
08-31-2017	10.96	0.03	1.60	1.63	(0.22)	(0.15)	(0.37)	12.22	15.29	0.37	0.01	0.24	21,476	21
08-31-2016	10.21	0.20	0.75	0.95	(0.16)	(0.04)	(0.20)	10.96	9.35	0.50	0.07	1.91	110	7
08-31-2015	10.82	0.19	(0.62)	(0.43)	(0.16)	(0.02)	(0.18)	10.21	(4.04)	6.46	0.20	1.77	102	16
Class 1
08-31-2019	12.76	0.23 [5]	(0.39)	(0.16)	(0.24)	(0.86)	(1.10)	11.50	0.03	0.37	0.05	2.02 [5]	120,446	19
08-31-2018	12.22	0.24 [5]	1.13	1.37	(0.23)	(0.60)	(0.83)	12.76	11.47	0.40	0.05	1.90 [5]	121,475	12
08-31-2017	10.96	0.22	1.40	1.62	(0.21)	(0.15)	(0.36)	12.22	15.24	0.41	0.06	1.93	100,206	21
08-31-2016	10.20	0.17	0.78	0.95	(0.15)	(0.04)	(0.19)	10.96	9.41	0.53	0.12	1.64	74,804	7
08-31-2015	10.81	0.11	(0.54)	(0.43)	(0.16)	(0.02)	(0.18)	10.20	(4.09)	0.91	0.25	1.03	30,197	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-19 and 8-31-18.
[6] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	39

Financial highlights continued
Multi-Index 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2040 Lifetime Portfolio
Class R4
08-31-2019	12.79	0.23 [5]	(0.38)	(0.15)	(0.23)	(0.91)	(1.14)	11.50	0.11	0.58	0.17	1.96 [5]	54	18
08-31-2018	12.25	0.24	1.10	1.34	(0.22)	(0.58)	(0.80)	12.79	11.20	0.61	0.16	1.87	56	15
08-31-2017 [6]	11.52	0.02	0.71	0.73	—	—	—	12.25	6.34 [7]	0.61 [8]	0.18 [8]	0.46 [8]	53	19 [9]
08-31-2015	10.80	0.17	(0.60)	(0.43)	(0.14)	(0.02)	(0.16)	10.21	(4.07)	6.55	0.40	1.58	102	19
Class R6
08-31-2019	12.80	0.23 [5]	(0.37)	(0.14)	(0.25)	(0.91)	(1.16)	11.50	0.23	0.33	—	2.01 [5]	37,168	18
08-31-2018	12.25	0.24	1.13	1.37	(0.24)	(0.58)	(0.82)	12.80	11.46	0.36	—	1.90	27,193	15
08-31-2017	10.99	0.03	1.60	1.63	(0.22)	(0.15)	(0.37)	12.25	15.24	0.36	0.02	0.25	20,326	19
08-31-2016	10.22	0.20	0.76	0.96	(0.16)	(0.03)	(0.19)	10.99	9.46	0.45	0.07	1.90	110	10
08-31-2015	10.82	0.19	(0.61)	(0.42)	(0.16)	(0.02)	(0.18)	10.22	(3.92)	6.36	0.20	1.77	102	19
Class 1
08-31-2019	12.79	0.24 [5]	(0.38)	(0.14)	(0.24)	(0.91)	(1.15)	11.50	0.25	0.37	0.05	2.04 [5]	152,593	18
08-31-2018	12.25	0.24	1.11	1.35	(0.23)	(0.58)	(0.81)	12.79	11.32	0.39	0.05	1.92	151,315	15
08-31-2017	10.98	0.22	1.41	1.63	(0.21)	(0.15)	(0.36)	12.25	15.29	0.39	0.07	1.92	130,499	19
08-31-2016	10.21	0.17	0.78	0.95	(0.15)	(0.03)	(0.18)	10.98	9.42	0.49	0.12	1.60	94,444	10
08-31-2015	10.81	0.10	(0.52)	(0.42)	(0.16)	(0.02)	(0.18)	10.21	(3.98)	0.81	0.25	0.98	36,205	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and less than 0.005% for 8-31-2019.
[6] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
40	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2035 Lifetime Portfolio
Class R4
08-31-2019	12.52	0.22	(0.28)	(0.06)	(0.24)	(0.82)	(1.06)	11.40	0.72	0.61	0.19	1.92	66	19
08-31-2018	12.11	0.24	0.98	1.22	(0.23)	(0.58)	(0.81)	12.52	10.35	0.61	0.18	1.96	55	15
08-31-2017 [5]	11.42	0.03	0.66	0.69	—	—	—	12.11	6.04 [6]	0.60 [7]	0.20 [7]	0.59 [7]	53	22 [8]
08-31-2015	10.80	0.17	(0.61)	(0.44)	(0.14)	(0.02)	(0.16)	10.20	(4.14)	6.39	0.41	1.61	102	15
Class R6
08-31-2019	12.52	0.24	(0.28)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.93	0.34	0.01	2.11	38,369	19
08-31-2018	12.11	0.24	1.00	1.24	(0.25)	(0.58)	(0.83)	12.52	10.51	0.36	0.01	1.96	20,590	15
08-31-2017	10.94	0.05	1.50	1.55	(0.22)	(0.16)	(0.38)	12.11	14.56	0.35	0.03	0.42	14,013	22
08-31-2016	10.21	0.20	0.73	0.93	(0.16)	(0.04)	(0.20)	10.94	9.20	0.42	0.09	1.98	109	10
08-31-2015	10.82	0.19	(0.61)	(0.42)	(0.17)	(0.02)	(0.19)	10.21	(3.99)	6.20	0.21	1.81	102	15
Class 1
08-31-2019	12.52	0.25	(0.29)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.88	0.38	0.06	2.19	185,231	19
08-31-2018	12.11	0.25	0.99	1.24	(0.25)	(0.58)	(0.83)	12.52	10.46	0.40	0.06	2.01	195,082	15
08-31-2017	10.95	0.22	1.31	1.53	(0.21)	(0.16)	(0.37)	12.11	14.39	0.39	0.08	1.97	169,855	22
08-31-2016	10.21	0.18	0.76	0.94	(0.16)	(0.04)	(0.20)	10.95	9.24	0.45	0.14	1.72	121,902	10
08-31-2015	10.82	0.12	(0.55)	(0.43)	(0.16)	(0.02)	(0.18)	10.21	(4.09)	0.64	0.26	1.08	51,032	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6] Not annualized.
[7] Annualized.
[8] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	41

Financial highlights continued
Multi-Index 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2030 Lifetime Portfolio
Class R4
08-31-2019	12.20	0.24	(0.15)	0.09	(0.25)	(0.73)	(0.98)	11.31	1.80	0.62	0.21	2.18	56	24
08-31-2018	11.95	0.25	0.80	1.05	(0.23)	(0.57)	(0.80)	12.20	9.03	0.63	0.21	2.07	54	19
08-31-2017 [5]	11.31	0.04	0.60	0.64	—	—	—	11.95	5.66 [6]	0.62 [7]	0.22 [7]	0.77 [7]	53	25 [8]
08-31-2015	10.75	0.19	(0.59)	(0.40)	(0.13)	(0.02)	(0.15)	10.20	(3.75)	6.34	0.43	1.75	102	22
Class R6
08-31-2019	12.21	0.25	(0.14)	0.11	(0.27)	(0.73)	(1.00)	11.32	2.01	0.37	0.04	2.29	21,285	24
08-31-2018	11.95	0.24	0.84	1.08	(0.25)	(0.57)	(0.82)	12.21	9.30	0.38	0.05	1.98	6,635	19
08-31-2017	10.92	0.08	1.32	1.40	(0.23)	(0.14)	(0.37)	11.95	13.22	0.37	0.06	0.75	4,730	25
08-31-2016	10.21	0.22	0.70	0.92	(0.17)	(0.04)	(0.21)	10.92	9.10	0.41	0.11	2.11	109	8
08-31-2015	10.77	0.21	(0.59)	(0.38)	(0.16)	(0.02)	(0.18)	10.21	(3.61)	6.16	0.24	1.94	102	22
Class 1
08-31-2019	12.20	0.26	(0.16)	0.10	(0.26)	(0.73)	(0.99)	11.31	1.94	0.41	0.09	2.33	216,585	24
08-31-2018	11.95	0.25	0.82	1.07	(0.25)	(0.57)	(0.82)	12.20	9.16	0.42	0.10	2.12	229,653	19
08-31-2017	10.92	0.24	1.16	1.40	(0.23)	(0.14)	(0.37)	11.95	13.16	0.40	0.11	2.10	205,698	25
08-31-2016	10.21	0.19	0.72	0.91	(0.16)	(0.04)	(0.20)	10.92	9.05	0.44	0.16	1.85	155,730	8
08-31-2015	10.76	0.14	(0.52)	(0.38)	(0.15)	(0.02)	(0.17)	10.21	(3.61)	0.58	0.29	1.35	64,587	22

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6] Not annualized.
[7] Annualized.
[8] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
42	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2025 Lifetime Portfolio
Class R4
08-31-2019	11.86	0.27	(0.04) [5]	0.23	(0.27)	(0.67)	(0.94)	11.15	2.94	0.66	0.25	2.40	55	25
08-31-2018	11.72	0.26	0.62	0.88	(0.24)	(0.50)	(0.74)	11.86	7.72	0.67	0.25	2.20	53	23
08-31-2017 [6]	11.15	0.05	0.52	0.57	—	—	—	11.72	5.11 [7]	0.65 [8]	0.26 [8]	0.99 [8]	53	28 [9]
08-31-2015	10.69	0.20	(0.56)	(0.36)	(0.12)	(0.02)	(0.14)	10.19	(3.43)	6.38	0.46	1.92	102	24
Class R6
08-31-2019	11.87	0.24	— [5,10]	0.24	(0.29)	(0.67)	(0.96)	11.15	3.05	0.41	0.08	2.23	17,092	25
08-31-2018	11.72	0.27	0.64	0.91	(0.26)	(0.50)	(0.76)	11.87	7.96	0.42	0.08	2.29	4,587	23
08-31-2017	10.90	0.11	1.10	1.21	(0.25)	(0.14)	(0.39)	11.72	11.46	0.40	0.09	1.03	3,001	28
08-31-2016	10.21	0.24	0.66	0.90	(0.18)	(0.03)	(0.21)	10.90	8.92	0.43	0.14	2.31	109	12
08-31-2015	10.70	0.23	(0.56)	(0.33)	(0.14)	(0.02)	(0.16)	10.21	(3.10)	6.20	0.26	2.11	102	24
Class 1
08-31-2019	11.86	0.28	(0.05) [5]	0.23	(0.28)	(0.67)	(0.95)	11.14	2.99	0.44	0.13	2.52	200,661	25
08-31-2018	11.72	0.27	0.63	0.90	(0.26)	(0.50)	(0.76)	11.86	7.83	0.46	0.13	2.26	215,247	23
08-31-2017	10.89	0.25	0.97	1.22	(0.25)	(0.14)	(0.39)	11.72	11.50	0.44	0.14	2.25	198,109	28
08-31-2016	10.20	0.22	0.67	0.89	(0.17)	(0.03)	(0.20)	10.89	8.87	0.46	0.19	2.11	158,969	12
08-31-2015	10.70	0.16	(0.50)	(0.34)	(0.14)	(0.02)	(0.16)	10.20	(3.24)	0.59	0.31	1.53	78,157	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[6] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	43

Financial highlights continued
Multi-Index 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2020 Lifetime Portfolio
Class R4
08-31-2019	11.48	0.24	0.13	0.37	(0.28)	(0.56)	(0.84)	11.01	4.12	0.75	0.29	2.25	101	24
08-31-2018	11.45	0.27	0.43	0.70	(0.26)	(0.41)	(0.67)	11.48	6.25	0.74	0.26	2.34	52	30
08-31-2017 [5]	10.96	0.06	0.43	0.49	—	—	—	11.45	4.47 [6]	0.71 [7]	0.28 [7]	1.25 [7]	52	37 [8]
08-31-2015	10.61	0.22	(0.54)	(0.32)	(0.12)	(0.01)	(0.13)	10.16	(3.10)	6.54	0.49	2.08	102	31
Class R6
08-31-2019	11.49	0.27	0.12	0.39	(0.30)	(0.56)	(0.86)	11.02	4.32	0.47	0.10	2.54	9,368	24
08-31-2018	11.46	0.25	0.47	0.72	(0.28)	(0.41)	(0.69)	11.49	6.42	0.49	0.10	2.21	2,816	30
08-31-2017	10.84	0.21	0.79	1.00	(0.25)	(0.13)	(0.38)	11.46	9.62	0.46	0.11	1.97	622	37
08-31-2016	10.17	0.26	0.61	0.87	(0.18)	(0.02)	(0.20)	10.84	8.78	0.50	0.16	2.53	108	18
08-31-2015	10.63	0.24	(0.55)	(0.31)	(0.14)	(0.01)	(0.15)	10.17	(2.96)	6.36	0.29	2.28	102	31
Class 1
08-31-2019	11.48	0.30	0.08	0.38	(0.29)	(0.56)	(0.85)	11.01	4.27	0.50	0.15	2.73	124,872	24
08-31-2018	11.46	0.28	0.42	0.70	(0.27)	(0.41)	(0.68)	11.48	6.28	0.52	0.15	2.44	141,470	30
08-31-2017	10.83	0.26	0.76	1.02	(0.26)	(0.13)	(0.39)	11.46	9.67	0.50	0.16	2.41	144,223	37
08-31-2016	10.17	0.24	0.62	0.86	(0.18)	(0.02)	(0.20)	10.83	8.62	0.53	0.21	2.35	120,211	18
08-31-2015	10.62	0.18	(0.48)	(0.30)	(0.14)	(0.01)	(0.15)	10.17	(2.91)	0.70	0.34	1.76	60,619	31

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6] Not annualized.
[7] Annualized.
[8] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
44	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2015 Lifetime Portfolio
Class R4
08-31-2019	11.07	0.29	0.20	0.49	(0.29)	(0.45)	(0.74)	10.82	5.20	0.90	0.27	2.73	50	27
08-31-2018	11.18	0.27	0.28	0.55	(0.28)	(0.38)	(0.66)	11.07	5.01	0.96	0.27	2.47	52	28
08-31-2017 [5]	10.74	0.07	0.37	0.44	—	—	—	11.18	4.10 [6]	0.88 [7]	0.29 [7]	1.48 [7]	52	47 [8]
08-31-2015	10.52	0.23	(0.54)	(0.31)	(0.10)	(0.01)	(0.11)	10.10	(2.94)	7.10	0.52	2.23	101	59
Class R6
08-31-2019	11.07	0.27	0.23	0.50	(0.30)	(0.45)	(0.75)	10.82	5.39	0.65	0.10	2.57	3,227	27
08-31-2018	11.18	0.31	0.26	0.57	(0.30)	(0.38)	(0.68)	11.07	5.17	0.71	0.11	2.80	880	28
08-31-2017	10.74	0.24	0.59	0.83	(0.27)	(0.12)	(0.39)	11.18	8.04	0.63	0.12	2.26	383	47
08-31-2016	10.12	0.27	0.57	0.84	(0.19)	(0.03)	(0.22)	10.74	8.41	0.76	0.17	2.68	107	26
08-31-2015	10.53	0.25	(0.52)	(0.27)	(0.13)	(0.01)	(0.14)	10.12	(2.60)	6.92	0.33	2.42	101	59
Class 1
08-31-2019	11.07	0.30	0.20	0.50	(0.30)	(0.45)	(0.75)	10.82	5.33	0.69	0.15	2.84	36,564	27
08-31-2018	11.18	0.28	0.28	0.56	(0.29)	(0.38)	(0.67)	11.07	5.12	0.75	0.16	2.56	42,181	28
08-31-2017	10.74	0.27	0.56	0.83	(0.27)	(0.12)	(0.39)	11.18	7.98	0.66	0.17	2.52	44,768	47
08-31-2016	10.11	0.25	0.59	0.84	(0.18)	(0.03)	(0.21)	10.74	8.47	0.79	0.22	2.47	46,862	26
08-31-2015	10.53	0.20	(0.49)	(0.29)	(0.12)	(0.01)	(0.13)	10.11	(2.75)	1.21	0.38	1.96	19,945	59

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6] Not annualized.
[7] Annualized.
[8] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	45

Financial highlights continued
Multi-Index 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2010 Lifetime Portfolio
Class R4
08-31-2019	10.81	0.29	0.25	0.54	(0.31)	(0.51)	(0.82)	10.53	5.91	1.07	0.27	2.85	50	35
08-31-2018	10.93	0.28	0.15	0.43	(0.28)	(0.27)	(0.55)	10.81	3.97	1.13	0.27	2.57	51	49
08-31-2017 [5]	10.53	0.07	0.33	0.40	—	—	—	10.93	3.80 [6]	1.04 [7]	0.29 [7]	1.62 [7]	52	52 [8]
08-31-2015	10.47	0.24	(0.49)	(0.25)	(0.12)	(0.01)	(0.13)	10.09	(2.46)	7.41	0.56	2.34	101	115
Class R6
08-31-2019	10.83	0.28	0.28	0.56	(0.33)	(0.51)	(0.84)	10.55	6.10	0.82	0.11	2.77	2,172	35
08-31-2018	10.94	0.31	0.14	0.45	(0.29)	(0.27)	(0.56)	10.83	4.22	0.88	0.10	2.88	964	49
08-31-2017	10.68	0.16	0.56	0.72	(0.30)	(0.16)	(0.46)	10.94	6.98	0.79	0.13	1.59	1,953	52
08-31-2016	10.10	0.29	0.53	0.82	(0.18)	(0.06)	(0.24)	10.68	8.31	0.95	0.17	2.81	107	46
08-31-2015	10.48	0.26	(0.49)	(0.23)	(0.14)	(0.01)	(0.15)	10.10	(2.22)	7.31	0.38	2.54	101	115
Class 1
08-31-2019	10.82	0.30	0.25	0.55	(0.32)	(0.51)	(0.83)	10.54	6.05	0.86	0.16	2.95	24,556	35
08-31-2018	10.93	0.29	0.16	0.45	(0.29)	(0.27)	(0.56)	10.82	4.17	0.92	0.15	2.67	28,723	49
08-31-2017	10.68	0.28	0.42	0.70	(0.29)	(0.16)	(0.45)	10.93	6.83	0.83	0.18	2.59	29,065	52
08-31-2016	10.09	0.27	0.56	0.83	(0.18)	(0.06)	(0.24)	10.68	8.36	0.99	0.22	2.64	29,563	46
08-31-2015	10.48	0.24	(0.48)	(0.24)	(0.14)	(0.01)	(0.15)	10.09	(2.36)	1.49	0.41	2.27	12,576	115

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6] Not annualized.
[7] Annualized.
[8] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
46	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (collectively, the Multi-Index Lifetime Portfolios, or the portfolios and each individually, the portfolio), eleven of which are presented in this report. The portfolios are series of the Trust and operate as “funds of funds” that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total returns through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	47

benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at August 31, 2019:
Portfolio	Market value of securities on loan	Cash collateral received
Multi-Index 2060 Lifetime Portfolio	$103,960	$106,260
Multi-Index 2055 Lifetime Portfolio	318,660	325,710
Multi-Index 2050 Lifetime Portfolio	456,520	466,620
Multi-Index 2045 Lifetime Portfolio	663,986	682,875
Multi-Index 2040 Lifetime Portfolio	856,540	881,175
Multi-Index 2035 Lifetime Portfolio	2,924,440	2,989,140
Multi-Index 2030 Lifetime Portfolio	4,872,560	4,980,360
Multi-Index 2025 Lifetime Portfolio	8,273,860	8,456,910
Multi-Index 2020 Lifetime Portfolio	10,754,274	11,030,725
Multi-Index 2015 Lifetime Portfolio	2,140,220	2,191,680
Multi-Index 2010 Lifetime Portfolio	1,459,960	1,492,260
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2019, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2019 were as follows:
Portfolio	Commitment fee
Multi-Index 2060 Lifetime Portfolio	$2,063
Multi-Index 2055 Lifetime Portfolio	2,187
Multi-Index 2050 Lifetime Portfolio	2,268
Multi-Index 2045 Lifetime Portfolio	2,377
Multi-Index 2040 Lifetime Portfolio	2,435
Multi-Index 2035 Lifetime Portfolio	2,511
Multi-Index 2030 Lifetime Portfolio	2,556
Multi-Index 2025 Lifetime Portfolio	2,503
Multi-Index 2020 Lifetime Portfolio	2,334
Multi-Index 2015 Lifetime Portfolio	2,111
Multi-Index 2010 Lifetime Portfolio	2,075
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
48	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2019, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Lifetime Portfolio	$28,442,822	$685,696	$(1,920,605)	$(1,234,909)
Multi-Index 2055 Lifetime Portfolio	84,802,005	3,809,354	(6,090,799)	(2,281,445)
Multi-Index 2050 Lifetime Portfolio	122,531,888	5,459,761	(9,346,830)	(3,887,069)
Multi-Index 2045 Lifetime Portfolio	170,809,323	7,783,190	(12,980,448)	(5,197,258)
Multi-Index 2040 Lifetime Portfolio	196,262,594	9,761,591	(14,519,525)	(4,757,934)
Multi-Index 2035 Lifetime Portfolio	231,356,086	7,849,530	(11,472,191)	(3,622,661)
Multi-Index 2030 Lifetime Portfolio	244,826,926	9,081,703	(9,421,486)	(339,783)
Multi-Index 2025 Lifetime Portfolio	226,898,951	7,413,867	(6,726,720)	687,147
Multi-Index 2020 Lifetime Portfolio	144,108,990	4,463,890	(3,273,408)	1,190,482
Multi-Index 2015 Lifetime Portfolio	41,098,084	1,459,719	(542,405)	917,314
Multi-Index 2010 Lifetime Portfolio	28,153,273	584,968	(414,162)	170,806
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2019 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multi-Index 2060 Lifetime Portfolio	$415,897	$762,232	$1,178,129
Multi-Index 2055 Lifetime Portfolio	1,642,180	4,801,483	6,443,663
Multi-Index 2050 Lifetime Portfolio	2,414,935	7,023,626	9,438,561
Multi-Index 2045 Lifetime Portfolio	3,445,267	10,256,570	13,701,837
Multi-Index 2040 Lifetime Portfolio	4,182,848	12,658,733	16,841,581
Multi-Index 2035 Lifetime Portfolio	5,065,311	14,033,968	19,099,279
Multi-Index 2030 Lifetime Portfolio	5,821,024	13,901,746	19,722,770
Multi-Index 2025 Lifetime Portfolio	5,547,859	11,609,536	17,157,395
Multi-Index 2020 Lifetime Portfolio	3,885,954	6,697,067	10,583,021
Multi-Index 2015 Lifetime Portfolio	1,222,773	1,672,657	2,895,430
Multi-Index 2010 Lifetime Portfolio	798,097	1,188,668	1,986,765
The tax character of distributions for the year ended August 31, 2018 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multi-Index 2060 Lifetime Portfolio	$223,859	$145,007	$368,866
Multi-Index 2055 Lifetime Portfolio	1,593,115	2,317,042	3,910,157
Multi-Index 2050 Lifetime Portfolio	2,268,723	3,228,068	5,496,791
Multi-Index 2045 Lifetime Portfolio	3,353,200	5,121,074	8,474,274
Multi-Index 2040 Lifetime Portfolio	3,994,073	6,164,121	10,158,194
Multi-Index 2035 Lifetime Portfolio	4,948,900	7,706,149	12,655,049
Multi-Index 2030 Lifetime Portfolio	5,665,191	8,698,049	14,363,240
Multi-Index 2025 Lifetime Portfolio	5,482,004	7,447,156	12,929,160
Multi-Index 2020 Lifetime Portfolio	3,986,638	4,558,047	8,544,685
Multi-Index 2015 Lifetime Portfolio	1,324,016	1,325,033	2,649,049
Multi-Index 2010 Lifetime Portfolio	844,784	663,027	1,507,811
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	49

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multi-Index 2060 Lifetime Portfolio	$93,054	$1,417,678
Multi-Index 2055 Lifetime Portfolio	297,073	5,461,459
Multi-Index 2050 Lifetime Portfolio	439,593	7,952,555
Multi-Index 2045 Lifetime Portfolio	628,130	11,186,842
Multi-Index 2040 Lifetime Portfolio	767,535	13,064,646
Multi-Index 2035 Lifetime Portfolio	1,189,102	13,954,613
Multi-Index 2030 Lifetime Portfolio	1,631,312	12,712,227
Multi-Index 2025 Lifetime Portfolio	1,909,178	10,400,698
Multi-Index 2020 Lifetime Portfolio	1,503,461	5,521,468
Multi-Index 2015 Lifetime Portfolio	510,161	1,357,442
Multi-Index 2010 Lifetime Portfolio	346,975	726,530
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management (US) LLC, a division of Manulife Asset Management (US) LLC. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC (known as John Hancock Investment Management Services, LLC prior to June 28, 2019) and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Prior to January 1, 2019, the Advisor also had a subadvisory agreement with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. Effective January 1, 2019, Manulife Investment Management (US) LLC is the portfolios’ sole subadvisor.
Expense reimbursements. The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the portfolios to the extent they exceed 0.00% of the average net assets attributable to the class. This expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
50	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT

The Advisor has contractually agreed to reduce its management fees or if necessary, make payment to the portfolio in an amount by which certain expenses including underlying fund expenses (Acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolio and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio
Multi-Index 2060 Lifetime Portfolio	0.36%
Multi-Index 2055 Lifetime Portfolio	0.36%
Multi-Index 2050 Lifetime Portfolio	0.36%
Multi-Index 2045 Lifetime Portfolio	0.36%
Multi-Index 2040 Lifetime Portfolio	0.36%
Multi-Index 2035 Lifetime Portfolio	0.36%
Portfolio
Multi-Index 2030 Lifetime Portfolio	0.37%
Multi-Index 2025 Lifetime Portfolio	0.39%
Multi-Index 2020 Lifetime Portfolio	0.38%
Multi-Index 2015 Lifetime Portfolio	0.37%
Multi-Index 2010 Lifetime Portfolio	0.35%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.
Prior to January 1, 2019, the Advisor had contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual portfolio operating expenses by the amount indicated below of the respective portfolio’s average net assets.
Portfolio
Multi-Index 2060 Lifetime Portfolio	0.29%
Multi-Index 2055 Lifetime Portfolio	0.29%
Multi-Index 2050 Lifetime Portfolio	0.29%
Multi-Index 2045 Lifetime Portfolio	0.29%
Multi-Index 2040 Lifetime Portfolio	0.29%
Multi-Index 2035 Lifetime Portfolio	0.30%
Portfolio
Multi-Index 2030 Lifetime Portfolio	0.29%
Multi-Index 2025 Lifetime Portfolio	0.29%
Multi-Index 2020 Lifetime Portfolio	0.31%
Multi-Index 2015 Lifetime Portfolio	0.33%
Multi-Index 2010 Lifetime Portfolio	0.35%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investment in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the year ended August 31, 2019, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense Reimbursement by Class
Portfolio	Class R4	Class R6	Class 1	Total
Multi-Index 2060 Lifetime Portfolio	$400	$12,245	$143,579	$156,224
Multi-Index 2055 Lifetime Portfolio	200	28,102	261,722	290,024
Multi-Index 2050 Lifetime Portfolio	646	77,883	302,524	381,053
Multi-Index 2045 Lifetime Portfolio	197	127,735	373,772	501,704
Multi-Index 2040 Lifetime Portfolio	166	107,164	473,227	580,557
Multi-Index 2035 Lifetime Portfolio	189	105,081	584,199	689,469
Multi-Index 2030 Lifetime Portfolio	167	52,332	676,270	728,769
Multi-Index 2025 Lifetime Portfolio	161	36,337	623,262	659,760
Multi-Index 2020 Lifetime Portfolio	282	27,670	464,294	492,246
Multi-Index 2015 Lifetime Portfolio	263	13,755	210,094	224,112
Multi-Index 2010 Lifetime Portfolio	343	11,970	170,229	182,542
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multi-Index 2060 Lifetime Portfolio	0.00%
Multi-Index 2055 Lifetime Portfolio	0.00%
Multi-Index 2050 Lifetime Portfolio	0.00%
Multi-Index 2045 Lifetime Portfolio	0.00%
Multi-Index 2040 Lifetime Portfolio	0.00%
Multi-Index 2035 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multi-Index 2030 Lifetime Portfolio	0.00%
Multi-Index 2025 Lifetime Portfolio	0.01%
Multi-Index 2020 Lifetime Portfolio	0.00%
Multi-Index 2015 Lifetime Portfolio	0.00%
Multi-Index 2010 Lifetime Portfolio	0.00%

ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	51

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as indicated in the below table, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee	Service fee
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2019:
Portfolio	Class R4
Multi-Index 2060 Lifetime Portfolio	$53
Multi-Index 2055 Lifetime Portfolio	52
Multi-Index 2050 Lifetime Portfolio	189
Multi-Index 2045 Lifetime Portfolio	61
Multi-Index 2040 Lifetime Portfolio	52
Multi-Index 2035 Lifetime Portfolio	59
Portfolio	Class R4
Multi-Index 2030 Lifetime Portfolio	$53
Multi-Index 2025 Lifetime Portfolio	51
Multi-Index 2020 Lifetime Portfolio	79
Multi-Index 2015 Lifetime Portfolio	49
Multi-Index 2010 Lifetime Portfolio	49

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2060 Lifetime Portfolio	Class R4	$132	$7
	Class R6	—	216
	Class 1	9,774	—
	Total	$9,906	$223
Multi-Index 2055 Lifetime Portfolio	Class R4	$130	$7
	Class R6	—	906
	Class 1	33,758	—
	Total	$33,888	$913
Multi-Index 2050 Lifetime Portfolio	Class R4	$615	$24
	Class R6	—	2,799
	Class 1	43,830	—
	Total	$44,445	$2,823
Multi-Index 2045 Lifetime Portfolio	Class R4	$165	$8
	Class R6	—	4,940
	Class 1	58,483	—
	Total	$58,648	$4,948
Multi-Index 2040 Lifetime Portfolio	Class R4	$132	$7
	Class R6	—	4,165
	Class 1	74,403	—
	Total	$74,535	$4,172
Multi-Index 2035 Lifetime Portfolio	Class R4	$157	$7
	Class R6	—	4,057
	Class 1	91,395	—
52	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$91,552	$4,064
Multi-Index 2030 Lifetime Portfolio	Class R4	$136	$7
	Class R6	—	2,059
	Class 1	108,507	—
	Total	$108,643	$2,066
Multi-Index 2025 Lifetime Portfolio	Class R4	$130	$7
	Class R6	—	1,422
	Class 1	99,931	—
	Total	$100,061	$1,429
Multi-Index 2020 Lifetime Portfolio	Class R4	$227	$10
	Class R6	—	955
	Class 1	65,084	—
	Total	$65,311	$965
Multi-Index 2015 Lifetime Portfolio	Class R4	$123	$6
	Class R6	—	324
	Class 1	19,582	—
	Total	$19,705	$330
Multi-Index 2010 Lifetime Portfolio	Class R4	$122	$6
	Class R6	—	219
	Class 1	12,154	—
	Total	$12,276	$225
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios'shares for the years ended August 31, 2019 and 2018 were as follows:
Multi-Index 2060 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	177,424	$2,130,715	123,200	$1,552,144
Distributions reinvested	8,374	88,096	1,733	21,449
Repurchased	(30,626)	(372,605)	(67,036)	(831,241)
Net increase	155,172	$1,846,206	57,897	$742,352
Class 1 shares
Sold	856,501	$10,266,972	792,100	$9,963,102
Distributions reinvested	103,313	1,086,850	27,729	343,280
Repurchased	(123,139)	(1,444,338)	(116,738)	(1,434,238)
Net increase	836,675	$9,909,484	703,091	$8,872,144
Total net increase	991,847	$11,755,690	760,988	$9,614,496

Multi-Index 2055 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	185	$1,976	—	—
Net increase	185	$1,976	—	—
Class R6 shares
Sold	707,183	$8,205,938	268,438	$3,357,048
Distributions reinvested	54,163	542,717	10,892	132,992
Repurchased	(179,081)	(2,130,975)	(72,137)	(900,336)
Net increase	582,265	$6,617,680	207,193	$2,589,704
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	53

Multi-Index 2055 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,117,118	$12,832,313	1,153,803	$14,372,920
Distributions reinvested	587,868	5,896,320	308,801	3,773,550
Repurchased	(698,658)	(7,827,823)	(592,683)	(7,454,324)
Net increase	1,006,328	$10,900,810	869,921	$10,692,146
Total net increase	1,588,778	$17,520,466	1,077,114	$13,281,850

Multi-Index 2050 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	21,758	$234,692	—	—
Repurchased	(5,325)	(61,492)	—	—
Net increase	16,433	$173,200	—	—
Class R6 shares
Sold	1,110,400	$12,974,782	750,772	$9,521,961
Distributions reinvested	177,200	1,795,031	57,361	707,837
Repurchased	(483,884)	(5,688,389)	(201,842)	(2,562,351)
Net increase	803,716	$9,081,424	606,291	$7,667,447
Class 1 shares
Sold	1,275,226	$14,805,046	1,424,910	$17,950,458
Distributions reinvested	753,345	7,638,917	387,495	4,785,569
Repurchased	(1,015,322)	(11,679,028)	(650,180)	(8,182,124)
Net increase	1,013,249	$10,764,935	1,162,225	$14,553,903
Total net increase	1,833,398	$20,019,559	1,768,516	$22,221,350

Multi-Index 2045 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	1,711	$18,246	—	—
Repurchased	(1,704)	(19,543)	—	—
Net increase (decrease)	7	$(1,297)	—	—
Class R6 shares
Sold	1,643,030	$19,106,579	842,304	$10,554,122
Distributions reinvested	322,311	3,236,000	122,219	1,498,402
Repurchased	(657,995)	(7,752,542)	(203,717)	(2,551,678)
Net increase	1,307,346	$14,590,037	760,806	$9,500,846
Class 1 shares
Sold	1,396,984	$16,105,902	1,520,117	$18,990,087
Distributions reinvested	1,041,942	10,461,096	568,705	6,972,321
Repurchased	(1,483,845)	(17,200,596)	(772,545)	(9,759,322)
Net increase	955,081	$9,366,402	1,316,277	$16,203,086
Total net increase	2,262,434	$23,955,142	2,077,083	$25,703,932

Multi-Index 2040 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	375	$4,092	—	—
Net increase	375	$4,092	—	—
54	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT

Multi-Index 2040 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,295,707	$15,049,361	822,543	$10,311,394
Distributions reinvested	287,029	2,881,773	112,026	1,377,924
Repurchased	(475,768)	(5,504,192)	(468,237)	(5,940,173)
Net increase	1,106,968	$12,426,942	466,332	$5,749,145
Class 1 shares
Sold	1,653,872	$19,160,926	1,503,323	$18,789,876
Distributions reinvested	1,389,927	13,954,863	713,561	8,776,796
Repurchased	(1,599,972)	(18,312,882)	(1,040,786)	(13,087,112)
Net increase	1,443,827	$14,802,907	1,176,098	$14,479,560
Total net increase	2,551,170	$27,233,941	1,642,430	$20,228,705

Multi-Index 2035 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	1,369	$14,477	—	—
Net increase	1,369	$14,477	—	—
Class R6 shares
Sold	1,758,628	$20,266,330	612,092	$7,481,706
Distributions reinvested	269,486	2,689,468	86,670	1,046,109
Repurchased	(306,561)	(3,457,173)	(211,515)	(2,615,610)
Net increase	1,721,553	$19,498,625	487,247	$5,912,205
Class 1 shares
Sold	1,702,392	$19,407,029	1,934,824	$23,697,469
Distributions reinvested	1,643,804	16,405,162	961,506	11,605,377
Repurchased	(2,678,519)	(30,650,519)	(1,341,682)	(16,592,310)
Net increase	667,677	$5,161,672	1,554,648	$18,710,536
Total net increase	2,390,599	$24,674,774	2,041,895	$24,622,741

Multi-Index 2030 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	560	$5,892	—	—
Net increase	560	$5,892	—	—
Class R6 shares
Sold	1,596,310	$18,081,696	449,905	$5,422,691
Distributions reinvested	133,025	1,322,271	30,401	359,336
Repurchased	(391,741)	(4,322,601)	(332,598)	(4,045,349)
Net increase	1,337,594	$15,081,366	147,708	$1,736,678
Class 1 shares
Sold	1,801,137	$20,207,717	2,261,337	$27,099,571
Distributions reinvested	1,850,723	18,396,185	1,184,463	14,000,350
Repurchased	(3,323,481)	(37,039,983)	(1,842,699)	(22,277,824)
Net increase	328,379	$1,563,919	1,603,101	$18,822,097
Total net increase	1,666,533	$16,651,177	1,750,809	$20,558,775

ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	55

Multi-Index 2025 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	421	$4,496	—	—
Net increase	421	$4,496	—	—
Class R6 shares
Sold	1,413,515	$15,435,236	319,608	$3,791,464
Distributions reinvested	67,376	663,656	22,576	260,747
Repurchased	(334,731)	(3,644,025)	(211,718)	(2,513,422)
Net increase	1,146,160	$12,454,867	130,466	$1,538,789
Class 1 shares
Sold	1,673,932	$18,405,904	2,197,082	$25,760,077
Distributions reinvested	1,674,065	16,489,542	1,097,494	12,665,076
Repurchased	(3,487,333)	(38,500,334)	(2,055,746)	(24,287,789)
Net increase (decrease)	(139,336)	$(3,604,888)	1,238,830	$14,137,364
Total net increase	1,007,245	$8,854,475	1,369,296	$15,676,153

Multi-Index 2020 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	4,635	$47,290	—	—
Net increase	4,635	$47,290	—	—
Class R6 shares
Sold	840,404	$9,055,205	346,780	$3,951,871
Distributions reinvested	47,830	467,775	8,694	97,721
Repurchased	(283,192)	(3,091,043)	(164,699)	(1,865,085)
Net increase	605,042	$6,431,937	190,775	$2,184,507
Class 1 shares
Sold	787,629	$8,581,941	1,459,523	$16,675,753
Distributions reinvested	1,034,946	10,111,423	751,906	8,443,902
Repurchased	(2,802,055)	(30,179,451)	(2,481,960)	(28,239,370)
Net decrease	(979,480)	$(11,486,087)	(270,531)	$(3,119,715)
Total net decrease	(369,803)	$(5,006,860)	(79,756)	$(935,208)

Multi-Index 2015 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	311,702	$3,242,639	143,520	$1,596,283
Distributions reinvested	13,902	134,018	6,141	66,754
Repurchased	(106,928)	(1,129,480)	(104,439)	(1,152,792)
Net increase	218,676	$2,247,177	45,222	$510,245
Class 1 shares
Sold	313,123	$3,303,006	432,830	$4,772,059
Distributions reinvested	286,098	2,757,989	237,280	2,579,231
Repurchased	(1,031,071)	(10,837,790)	(864,074)	(9,520,269)
Net decrease	(431,850)	$(4,776,795)	(193,964)	$(2,168,979)
Total net decrease	(213,174)	$(2,529,618)	(148,742)	$(1,658,734)

56	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT

Multi-Index 2010 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	181,284	$1,833,744	65,837	$697,000
Distributions reinvested	10,976	103,392	8,298	88,623
Repurchased	(75,371)	(772,917)	(163,585)	(1,749,356)
Net increase (decrease)	116,889	$1,164,219	(89,450)	$(963,733)
Class 1 shares
Sold	442,971	$4,598,861	872,236	$9,352,313
Distributions reinvested	199,731	1,879,472	132,764	1,416,593
Repurchased	(967,845)	(10,104,017)	(1,008,229)	(10,856,886)
Net decrease	(325,143)	$(3,625,684)	(3,229)	$(87,980)
Total net decrease	(208,254)	$(2,461,465)	(92,679)	$(1,051,713)
There were no share transactions for Class R4 for Multi-Index Lifetime 2060 Portfolio, Multi-Index Lifetime 2015 Portfolio and Multi-Index Lifetime 2010 Portfolio for years ended August 31, 2019 and 2018.
Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multi-Index 2060 Lifetime Portfolio	R4	100%
Multi-Index 2060 Lifetime Portfolio	1	100%
Multi-Index 2055 Lifetime Portfolio	R4	96%
Multi-Index 2055 Lifetime Portfolio	1	100%
Multi-Index 2050 Lifetime Portfolio	R4	21%
Multi-Index 2050 Lifetime Portfolio	1	100%
Multi-Index 2045 Lifetime Portfolio	R4	100%
Multi-Index 2045 Lifetime Portfolio	1	100%
Multi-Index 2040 Lifetime Portfolio	R4	92%
Multi-Index 2040 Lifetime Portfolio	1	100%
Multi-Index 2035 Lifetime Portfolio	R4	76%
Multi-Index 2035 Lifetime Portfolio	1	100%
Multi-Index 2030 Lifetime Portfolio	R4	89%
Multi-Index 2030 Lifetime Portfolio	1	100%
Multi-Index 2025 Lifetime Portfolio	R4	92%
Multi-Index 2025 Lifetime Portfolio	1	100%
Multi-Index 2020 Lifetime Portfolio	R4	50%
Multi-Index 2020 Lifetime Portfolio	1	100%
Multi-Index 2015 Lifetime Portfolio	R4	100%
Multi-Index 2015 Lifetime Portfolio	1	100%
Multi-Index 2010 Lifetime Portfolio	R4	100%
Multi-Index 2010 Lifetime Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2019:

Portfolio	Purchases	Sales
Multi-Index 2060 Lifetime Portfolio	$15,210,788	$2,786,531
Multi-Index 2055 Lifetime Portfolio	31,395,024	13,495,073
Multi-Index 2050 Lifetime Portfolio	41,887,453	21,361,936
Multi-Index 2045 Lifetime Portfolio	54,935,621	30,221,960
Multi-Index 2040 Lifetime Portfolio	59,773,843	31,875,139
Multi-Index 2035 Lifetime Portfolio	65,640,876	40,740,720
Multi-Index 2030 Lifetime Portfolio	73,782,568	55,679,142
Multi-Index 2025 Lifetime Portfolio	61,190,581	52,615,949
Multi-Index 2020 Lifetime Portfolio	33,649,240	39,863,610
Multi-Index 2015 Lifetime Portfolio	11,086,026	13,943,067
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	57

Portfolio	Purchases	Sales
Multi-Index 2010 Lifetime Portfolio	$9,285,286	$12,236,434
Note 7—Investment in affiliated underlying funds
The portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At August 31, 2019, the portfolios did not hold 5% or more of the net assets of any underlying funds.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust*	3,668	1,916,246	(1,909,296)	10,618	—	—	$147	$(6)	$106,254
Strategic Equity Allocation	719,451	838,359	(76,865)	1,480,945	$219,525	$1,495,684	(322,144)	(1,392,245)	16,497,725
					$219,525	$1,495,684	$(321,997)	$(1,392,251)	$16,603,979
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust*	17,238	4,000,566	(3,985,239)	32,565	—	—	$916	$(6)	$325,876
Strategic Equity Allocation	3,155,665	1,718,013	(391,270)	4,482,408	$812,701	$5,537,140	(1,263,759)	(5,589,523)	49,934,023
					$812,701	$5,537,140	$(1,262,843)	$(5,589,529)	$50,259,899
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust*	49,917	7,580,868	(7,584,195)	46,590	—	—	$(402)	$(63)	$466,220
Strategic Equity Allocation	4,771,059	2,328,393	(648,212)	6,451,240	$1,193,152	$8,129,250	(2,008,436)	(8,107,975)	71,866,814
					$1,193,152	$8,129,250	$(2,008,838)	$(8,108,038)	$72,333,034
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust*	37,044	11,159,182	(11,127,940)	68,286	—	—	$442	$4	$683,321
Strategic Equity Allocation	6,842,445	2,992,149	(795,500)	9,039,094	$1,682,897	$11,466,005	(2,109,378)	(12,170,090)	100,695,504
					$1,682,897	$11,466,005	$(2,108,936)	$(12,170,086)	$101,378,825
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust*	52,449	12,386,655	(12,351,046)	88,058	—	—	$521	$(9)	$881,175
Strategic Equity Allocation	7,729,740	3,203,965	(806,745)	10,126,960	$1,936,470	$13,193,661	(2,507,076)	(14,017,137)	112,814,336
					$1,936,470	$13,193,661	$(2,506,555)	$(14,017,146)	$113,695,511
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust*	174,014	17,533,494	(17,408,753)	298,755	—	—	$2,699	$(259)	$2,989,582
Strategic Equity Allocation	8,674,471	3,282,752	(1,052,823)	10,904,400	$2,129,876	$14,511,390	(2,603,853)	(15,613,787)	121,475,015
					$2,129,876	$14,511,390	$(2,601,154)	$(15,614,046)	$124,464,597
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust*	493,092	14,764,538	(14,759,894)	497,736	—	—	$3,146	$(642)	$4,980,747
Strategic Equity Allocation	8,346,865	3,315,981	(1,451,224)	10,211,622	$2,092,456	$14,256,439	(3,534,763)	(14,246,335)	113,757,467
					$2,092,456	$14,256,439	$(3,531,617)	$(14,246,977)	$118,738,214
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust*	477,476	17,322,285	(16,954,670)	845,091	—	—	$3,336	$(812)	$8,456,657
58	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	6,628,764	2,752,666	(1,354,147)	8,027,283	$1,578,455	$10,754,416	$(2,905,810)	$(10,712,398)	$89,423,933
					$1,578,455	$10,754,416	$(2,902,474)	$(10,713,210)	$97,880,590
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust*	407,863	14,067,987	(13,373,539)	1,102,311	—	—	$3,142	$(221)	$11,030,601
Strategic Equity Allocation	3,553,643	1,376,892	(888,661)	4,041,874	$869,223	$5,922,238	(1,784,658)	(5,680,871)	45,026,474
					$869,223	$5,922,238	$(1,781,516)	$(5,681,092)	$56,057,075
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust*	135,707	3,575,229	(3,491,908)	219,028	—	—	$1,002	$(17)	$2,191,766
Strategic Equity Allocation	873,149	384,894	(217,803)	1,040,240	$216,401	$1,474,391	(501,304)	(1,324,467)	11,588,272
					$216,401	$1,474,391	$(500,302)	$(1,324,484)	$13,780,038
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust*	107,465	1,702,357	(1,660,699)	149,123	—	—	$587	$(100)	$1,492,241
Strategic Equity Allocation	501,867	302,880	(194,237)	610,510	$112,002	$763,096	(175,580)	(788,003)	6,801,083
					$112,002	$763,096	$(174,993)	$(788,103)	$8,293,324

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Index 2060 Lifetime Portfolio, John Hancock Multi-Index 2055 Lifetime Portfolio, John Hancock Multi-Index 2050 Lifetime Portfolio, John Hancock Multi-Index 2045 Lifetime Portfolio, John Hancock Multi-Index 2040 Lifetime Portfolio, John Hancock Multi-Index 2035 Lifetime Portfolio, John Hancock Multi-Index 2030 Lifetime Portfolio, John Hancock Multi-Index 2025 Lifetime Portfolio, John Hancock Multi-Index 2020 Lifetime Portfolio, John Hancock Multi-Index 2015 Lifetime Portfolio and John Hancock Multi-Index 2010 Lifetime Portfolio
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the Portfolios' investments, of John Hancock Multi-Index 2060 Lifetime Portfolio, John Hancock Multi-Index 2055 Lifetime Portfolio, John Hancock Multi-Index 2050 Lifetime Portfolio, John Hancock Multi-Index 2045 Lifetime Portfolio, John Hancock Multi-Index 2040 Lifetime Portfolio, John Hancock Multi-Index 2035 Lifetime Portfolio, John Hancock Multi-Index 2030 Lifetime Portfolio, John Hancock Multi-Index 2025 Lifetime Portfolio, John Hancock Multi-Index 2020 Lifetime Portfolio, John Hancock Multi-Index 2015 Lifetime Portfolio and John Hancock Multi-Index 2010 Lifetime Portfolio (eleven of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
60	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2019.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multi-Index 2060 Lifetime Portfolio	$762,232
Multi-Index 2055 Lifetime Portfolio	4,801,483
Multi-Index 2050 Lifetime Portfolio	7,023,626
Multi-Index 2045 Lifetime Portfolio	10,256,570
Multi-Index 2040 Lifetime Portfolio	12,658,733
Multi-Index 2035 Lifetime Portfolio	14,033,968
Multi-Index 2030 Lifetime Portfolio	13,901,746
Multi-Index 2025 Lifetime Portfolio	11,609,536
Multi-Index 2020 Lifetime Portfolio	6,697,067
Multi-Index 2015 Lifetime Portfolio	1,672,657
Multi-Index 2010 Lifetime Portfolio	1,188,668
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	61

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds or the Funds of Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement between the Advisor and the investment (the Subadvisor) with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds' benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer ("CCO") regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangement generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund's respective benchmarks and peer group and also concluded that that such performance is being monitored and reasonably addressed, where appropriate, with certain exceptions noted in Appendix A.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion of the Funds' expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying funds.

Profitability/Fall out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;
(h)	noted that the Funds' Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliate (the Subadvisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds of Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of each Fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and to the extent available, and comparative fee information, where available, prepared by an independent third party provider of fund data.

Nature, Extent and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history,

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including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds and compared them to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the Board concluded that performance is being monitored and reasonably addressed, where appropriate, with certain exceptions noted in Appendix A;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds.

In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Funds of Funds and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreement for the underlying funds of the Funds of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments
Multi-Index 2010 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three- and five-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three- and five-year periods. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2015 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one-,three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the one-, three- and five-year periods.
Multi-Index 2020 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three- and five-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three- and five-year periods.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Multi-Index 2025 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three- and five-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three- and five-year periods.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Multi-Index 2030 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-,three- and five-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three- and five-year periods.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Multi-Index 2035 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-,three- and five-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three-and five-year periods.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

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Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments
Multi-Index 2040 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-,three- and five-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three-and five-year periods.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Multi-Index 2045 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-,three- and five-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three- and five-year periods.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Multi-Index 2050 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one-,three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the one-, three- and five-year periods.
Multi-Index 2055 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund outperformed the average for the one- and three-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the one- and three-year periods.
Multi-Index 2060 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed for the one-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the portfolios and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016)); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (2000-2014); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

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Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       70

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Nathan W. Thooft, CFA
Robert E. Sykes, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the portfolios' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The portfolios' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       71

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942565	RL2A 8/19 10/19

John Hancock

Multi-Index Preservation Portfolios

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 888-972-8696 (Class R1, Class R2, Class R4, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for both stock and bond markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding U.S. trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, the outlook for the global economy is less certain. There are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

.

John Hancock
Multi-Index Preservation Portfolios

2	Multi-Index Preservation Portfolios at a glance
3	Manager's discussion of portfolio performance
6	Multi-Index 2060 Preservation Portfolio
7	Multi-Index 2055 Preservation Portfolio
8	Multi-Index 2050 Preservation Portfolio
9	Multi-Index 2045 Preservation Portfolio
10	Multi-Index 2040 Preservation Portfolio
11	Multi-Index 2035 Preservation Portfolio
12	Multi-Index 2030 Preservation Portfolio
13	Multi-Index 2025 Preservation Portfolio
14	Multi-Index 2020 Preservation Portfolio
15	Multi-Index Income Preservation Portfolio
16	Your expenses
19	Portfolios' investments
25	Financial statements
35	Financial highlights
45	Notes to financial statements
63	Report of independent registered public accounting firm
64	Tax information
65	Continuation of investment advisory and subadvisory agreements
71	Trustees and Officers
74	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       1

Multi-Index Preservation Portfolios at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Preservation Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
•	On reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.

JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Preservation Portfolio adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       2

Manager's discussion of portfolio performance

Can you describe investment conditions during the 12 months ended August 31, 2019?

Slowing global growth and the shifting outlook for the trade dispute between the United States and China were the two key themes driving financial market performance during the period. These unfavorable trends acted as a headwind to higher-risk asset categories and led to muted returns for global equities. U.S. stocks held up relatively well due to the country's relative strength in terms of both economic growth and corporate profits, but the major developed- and emerging-market international equity indexes finished in the red. At the same time, weaker growth paved the way for more accommodative policies by the U.S. Federal Reserve (Fed) and other central banks. The Fed cut interest rates by a quarter point on July 31, 2019, the first rate cut in more than a decade. Bonds responded very well to these circumstances, led by market segments with the highest degree of interest-rate sensitivity. The 10-year U.S. Treasury note finished the period at 1.50%, its lowest level since 2016.

Can you review your approach?

It's important to keep in mind that the portfolios' goal is to preserve wealth and provide meaningful growth potential, and not to outperform the benchmarks over short-term intervals. The portfolios use a strategic asset allocation glide path geared toward maximizing wealth accumulation across multiple market scenarios. The glide path is designed for investors who are interested in reevaluating their financial planning needs on retirement and who potentially desire the flexibility to pursue a different retirement spending approach (for example, the purchase of an annuity). Accordingly, the glide paths are constructed with the dual objective of wealth creation in the longer-dated portfolios and protecting capital as the target dates approach. In determining the portfolios' allocations, we emphasize value, fundamentals, and diversification as the cornerstones of our strategy. As part of this process, we periodically adjust the portfolios in an effort to capitalize on shorter-term market fluctuations or to mitigate risks.

MULTI-INDEX 2060-2020 AND INCOME PRESERVATION PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the twelve months ended 8/31/19

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       3

What elements of the portfolios' positioning helped and hurt results?

The majority of the individual investment products in the portfolios are passively implemented strategies. However, certain products have the ability to make active allocations decisions regarding sectors, countries, and regions to provide the investment team with the means to tilt toward those that we expect to outperform and away from those where we see a less favorable risk/return profile. This active element was a modest detractor from performance, largely as a result of overweights in emerging-market equities as well as the healthcare and energy sectors.

Our decisions with respect to asset allocation also detracted from results. The largest impact occurred in the shorter-dated portfolios, with the effect becoming less pronounced as their target dates lengthened.

In terms of the portfolios' high-level allocations, a modest overweight in global equities relative to fixed income detracted from results somewhat given the smaller gains of the former category.

Our asset allocation strategy in the fixed-income portfolios dampened relative performance. The effect lessened as the portfolios' target dates increased, reflecting their progressively lower weightings in bonds. We made the active decision to adopt an underweight positioning in investments linked to the Bloomberg Barclays U.S. Aggregate Bond Index (which is made up primarily of U.S. Treasuries and government agency notes) in favor of other market segments where we saw a more favorable risk/return profile. Given the strong returns for government bonds, this strategy hurt relative performance. An overweight in shorter-term, investment-grade bonds was a key detractor. While we viewed this as an appropriate positioning from a longer-term standpoint, this market segment didn't participate in the unusually strong rally in longer-term debt from October 2018 onward. Similarly, overweights in high-yield bonds, senior loans, and Treasury Inflation-Protected Securities—all of which posted positive absolute returns but lagged the fixed-income index to varying degrees—cost the portfolios' some relative performance. On the plus side, a position in intermediate-term, investment-grade corporate bonds—which outpaced the broader market—contributed positively.

Asset allocation in equities helped performance. Across all portfolios, a position in defensive equities made a strong contribution. While defensive stocks often underperform when the broader market is rallying, the persistent uncertainty and generally volatile conditions of the past year fueled rising demand for companies seen as having a higher degree of safety. The benefit of this position was offset by an overweight in international equities, particularly in the longer-dated portfolios. An allocation to the real assets space also detracted, largely as a result of the sizable underperformance for energy stocks.

How would you describe your portfolio activity during the period?

The 12-month period brought dramatic swings in market sentiment, together with a wide dispersion in returns among the various asset categories. In this rapidly shifting environment, we maintained a steady focus on the key pillars of our investment process:

MARKET INDEX TOTAL RETURNS

For the twelve months ended 8/31/19

U.S. Stocks	S&P 500 Index	2.92%
	Russell Midcap Index	0.54%
	Russell 2000 Index	-12.89%
	FTSE NAREIT All Equity REIT Index	16.00%
International Stocks	MSCI EAFE Index	-3.26%
	MSCI Emerging Markets Index	-4.36%
	MSCI EAFE Small Cap Index	-9.16%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	10.17%
	ICE Bank of America Merrill Lynch U.S. High Yield Master II Index	6.58%
	JPMorgan Global Government Bonds Unhedged Index	8.95%

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       4

valuations, fundamentals, and diversification. We don't construct the portfolios' allocations in reaction to the most recent headline or short-term results; instead, we base our weightings on our expectations for total returns and volatility for more than 140 different asset categories over the next three to five years.

Accordingly, we maintained allocations consistent with our long-term views. We closed the period with an underweight posture in both equities and high-yield bonds, which we see as appropriate given rising geopolitical risks, the late stage of the economic cycle, and richer valuations. While we don't think a recession is imminent, we do expect that market volatility is likely to increase—indicating the need for lower portfolio risk.

We continued to tilt toward international equities relative to the United States, as we believe the more attractive valuations overseas should translate to a performance advantage over time. We also maintained positions in defensive stock portfolios due to their ability to cushion downside risk in difficult markets. On the fixed-income side, we retained a preference for flexible core bond strategies over those with above-average interest-rate sensitivity. We continued a measured rotation into short-term debt, where we see a favorable risk/return profile. We also reduced the portfolios' weighting in absolute return strategies, which have not performed as expected.

MANAGED BY

Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000
Robert E. Sykes, CFA On the portfolio since 2018 Investing since 2001

Past performance does not guarantee future results.
The portfolios are subject to various risks as described in the portfolios' prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       5

Multi-Index 2060 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	69.4
Large Blend	69.4
Unaffiliated Investment Companies/ Exchange Traded Funds	27.8
Fixed Income	16.8
Equity	11.0
Short-term investments	2.8

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1-year	0.43	0.53	0.75	0.94	0.89	2.92	10.17	1.98
Since inception	8.61	8.83	8.97	9.17	9.10	13.15	3.58	9.94
Cumulative returns
Since inception	32.70	33.60	34.21	35.06	34.77	52.65	12.79	38.33

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.84	1.59	1.44	1.09	1.13
Net (%)	1.13	0.88	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       6

Multi-Index 2055 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	69.2
Large Blend	69.2
Unaffiliated Investment Companies/ Exchange Traded Funds	28.0
Fixed Income	17.0
Equity	11.0
Short-term investments	2.8

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	0.39	0.47	0.72	0.92	0.78	2.92	10.17	1.98
5-year	5.42	5.62	5.79	5.96	5.92	10.11	3.35	6.56
Since inception	6.14	6.36	6.54	6.72	6.66	10.89	3.65	7.28
Cumulative returns
5-year	30.18	31.42	32.48	33.60	33.30	61.89	17.89	37.41
Since inception	38.25	39.84	41.09	42.42	41.97	75.42	21.50	46.52

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.48	1.23	1.08	0.73	0.76
Net (%)	1.15	0.90	0.65	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       7

Multi-Index 2050 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	69.4
Large Blend	69.4
Unaffiliated Investment Companies/ Exchange Traded Funds	27.9
Fixed Income	16.8
Equity	11.1
Short-term investments	2.7

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	0.09	0.38	0.73	0.93	0.87	2.92	10.17	1.98
5-year	5.18	5.45	5.70	5.92	5.87	10.11	3.35	6.56
Since inception	6.65	6.88	7.08	7.28	7.24	11.95	3.56	7.93
Cumulative returns
5-year	28.75	30.40	31.95	33.32	32.98	61.89	17.89	37.41
Since inception	71.13	74.16	76.89	79.77	79.13	156.39	33.94	88.99

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.45	1.19	1.04	0.69	0.73
Net (%)	1.15	0.89	0.64	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       8

Multi-Index 2045 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 56.35% Russell 3000 Index, 24.15% MSCI ACWI ex-USA Index, 19.50% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	68.0
Large Blend	68.0
Unaffiliated Investment Companies/ Exchange Traded Funds	29.3
Fixed Income	18.4
Equity	10.9
Short-term investments	2.7

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	0.24	0.53	0.87	1.01	0.95	2.92	10.17	2.12
5-year	5.12	5.40	5.73	5.89	5.86	10.11	3.35	6.56
Since inception	7.40	7.61	7.84	8.00	7.96	12.27	3.77	8.69
Cumulative returns
5-year	28.35	30.08	32.14	33.16	32.92	61.89	17.89	37.37
Since inception	94.82	98.39	102.32	105.17	104.48	194.86	41.29	117.76

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.68	0.72
Net (%)	1.13	0.88	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       9

Multi-Index 2040 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 52.85% Russell 3000 Index, 22.65% MSCI ACWI ex-USA Index, 24.50% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	63.2
Large Blend	63.2
Unaffiliated Investment Companies/ Exchange Traded Funds	32.8
Fixed Income	22.4
Equity	10.4
Short-term investments	4.0

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	0.64	0.87	1.27	1.42	1.44	2.92	10.17	2.62
5-year	5.09	5.31	5.62	5.80	5.75	10.11	3.35	6.42
Since inception	7.36	7.54	7.76	7.91	7.89	12.27	3.77	8.57
Cumulative returns
5-year	28.17	29.55	31.46	32.54	32.27	61.89	17.89	36.46
Since inception	94.12	97.15	100.97	103.64	103.17	194.86	41.29	115.51

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.68	0.71
Net (%)	1.13	0.88	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class- specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       10

Multi-Index 2035 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 46.90% Russell 3000 Index, 20.10% MSCI ACWI ex-USA Index, 33.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	56.0
Large Blend	56.0
Unaffiliated Investment Companies/ Exchange Traded Funds	39.1
Fixed Income	30.0
Equity	9.1
Short-term investments	4.9

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	1.65	1.71	2.09	2.25	2.19	2.92	10.17	3.50
5-year	4.85	5.03	5.38	5.57	5.51	10.11	3.35	6.22
Since inception	7.09	7.25	7.49	7.66	7.61	12.27	3.77	8.30
Cumulative returns
5-year	26.74	27.83	29.96	31.16	30.76	61.89	17.89	35.23
Since inception	89.68	92.24	96.35	99.29	98.35	194.86	41.29	110.66

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.71
Net (%)	1.12	0.87	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       11

Multi-Index 2030 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 36.05% Russell 3000 Index, 15.45% MSCI ACWI ex-USA Index, 48.50% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	42.8
Large Blend	42.8
Unaffiliated Investment Companies/ Exchange Traded Funds	52.0
Fixed Income	44.5
Equity	7.5
Short-term investments	5.2

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	2.98	3.21	3.57	3.73	3.67	2.92	10.17	5.05
5-year	4.44	4.63	5.01	5.19	5.12	10.11	3.35	5.81
Since inception	6.59	6.76	7.01	7.16	7.12	12.27	3.77	7.78
Cumulative returns
5-year	24.29	25.42	27.69	28.79	28.36	61.89	17.89	32.65
Since inception	81.51	84.17	88.27	90.81	90.13	194.86	41.29	101.41

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.71
Net (%)	1.12	0.87	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       12

Multi-Index 2025 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 22.40% Russell 3000 Index, 9.60% MSCI ACWI ex-USA Index, 68.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	27.1
Large Blend	27.1
Unaffiliated Investment Companies/ Exchange Traded Funds	68.8
Fixed Income	63.5
Equity	5.3
Short-term investments	4.1

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	4.84	5.04	5.47	5.62	5.57	2.92	10.17	6.97
5-year	3.73	4.07	4.32	4.51	4.46	10.11	3.35	5.09
Since inception	5.73	5.97	6.15	6.32	6.28	12.27	3.77	6.85
Cumulative returns
5-year	20.11	22.08	23.57	24.66	24.35	61.89	17.89	28.16
Since inception	68.23	71.81	74.68	77.17	76.56	194.86	41.29	85.69

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.41	1.16	1.01	0.66	0.70
Net (%)	1.11	0.86	0.61	0.35	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       13

Multi-Index 2020 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 8.05% Russell 3000 Index, 3.45% MSCI ACWI ex-USA Index, 88.50% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	10.7
Large Blend	10.7
Unaffiliated Investment Companies/ Exchange Traded Funds	85.4
Fixed Income	83.2
Equity	2.2
Short-term investments	3.9

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	6.59	6.87	7.23	7.46	7.41	2.92	10.17	9.00
5-year	3.01	3.16	3.51	3.70	3.64	10.11	3.35	4.17
Since inception	4.63	4.78	5.01	5.17	5.13	12.27	3.77	5.63
Cumulative returns
5-year	15.96	16.84	18.80	19.93	19.55	61.89	17.89	22.67
Since inception	52.59	54.63	57.84	60.15	59.49	194.86	41.29	66.75

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.40	1.15	1.00	0.65	0.69
Net (%)	1.09	0.84	0.59	0.33	0.38

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       14

Multi-Index Income Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Income Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 5.60% Russell 3000 Index, 2.40% MSCI ACWI ex-USA Index, 92.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	4.6
Large Blend	4.6
Unaffiliated Investment Companies/ Exchange Traded Funds	91.9
Fixed Income	86.6
Equity	5.3
Short-term investments	3.5

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	6.37	6.55	6.83	7.03	7.06	2.92	10.17	9.45
5-year	2.47	2.66	2.90	3.07	3.03	10.11	3.35	3.70
Since inception	3.51	3.67	3.85	4.01	3.98	12.27	3.77	4.50
Cumulative returns
5-year	12.98	14.04	15.39	16.31	16.12	61.89	17.89	19.93
Since inception	38.03	40.03	42.26	44.37	43.98	194.86	41.29	50.90

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.71
Net (%)	1.10	0.85	0.60	0.34	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       15

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Preservation Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2019 through August 31, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multi-Index 2060 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,029.80	$2.71	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Class R2	Actual expenses/actual returns	1,000.00	1,028.90	2.30	0.45%
	Hypothetical example	1,000.00	1,022.90	2.29	0.45%
Class R4	Actual expenses/actual returns	1,000.00	1,030.70	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,032.40	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,031.60	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2055 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,029.40	$2.51	0.49%
	Hypothetical example	1,000.00	1,022.70	2.50	0.49%
Class R2	Actual expenses/actual returns	1,000.00	1,029.40	2.30	0.45%
	Hypothetical example	1,000.00	1,022.90	2.29	0.45%
Class R4	Actual expenses/actual returns	1,000.00	1,030.30	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,032.20	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,031.30	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
16	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multi-Index 2050 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,027.90	$3.94	0.77%
	Hypothetical example	1,000.00	1,021.30	3.92	0.77%
Class R2	Actual expenses/actual returns	1,000.00	1,028.80	2.66	0.52%
	Hypothetical example	1,000.00	1,022.60	2.65	0.52%
Class R4	Actual expenses/actual returns	1,000.00	1,030.40	1.18	0.23%
	Hypothetical example	1,000.00	1,024.00	1.17	0.23%
Class R6	Actual expenses/actual returns	1,000.00	1,032.30	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,031.40	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2045 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,028.60	$3.89	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,030.10	2.61	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,032.30	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,032.40	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,032.40	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2040 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,031.20	$3.79	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,032.00	2.61	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,034.10	1.03	0.20%
	Hypothetical example	1,000.00	1,024.20	1.02	0.20%
Class R6	Actual expenses/actual returns	1,000.00	1,035.10	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,035.10	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2035 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,036.20	$2.87	0.56%
	Hypothetical example	1,000.00	1,022.40	2.85	0.56%
Class R2	Actual expenses/actual returns	1,000.00	1,035.50	2.62	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,037.70	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,038.70	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,037.90	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	17

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multi-Index 2030 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,041.90	$4.01	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Class R2	Actual expenses/actual returns	1,000.00	1,042.80	2.88	0.56%
	Hypothetical example	1,000.00	1,022.40	2.85	0.56%
Class R4	Actual expenses/actual returns	1,000.00	1,045.00	1.55	0.30%
	Hypothetical example	1,000.00	1,023.70	1.53	0.30%
Class R6	Actual expenses/actual returns	1,000.00	1,046.10	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Class 1	Actual expenses/actual returns	1,000.00	1,045.20	0.52	0.10%
	Hypothetical example	1,000.00	1,024.70	0.51	0.10%
Multi-Index 2025 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,050.70	$4.34	0.84%
	Hypothetical example	1,000.00	1,021.00	4.28	0.84%
Class R2	Actual expenses/actual returns	1,000.00	1,051.60	3.31	0.64%
	Hypothetical example	1,000.00	1,022.00	3.26	0.64%
Class R4	Actual expenses/actual returns	1,000.00	1,053.10	1.55	0.30%
	Hypothetical example	1,000.00	1,023.70	1.53	0.30%
Class R6	Actual expenses/actual returns	1,000.00	1,054.20	0.67	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Class 1	Actual expenses/actual returns	1,000.00	1,054.20	0.93	0.18%
	Hypothetical example	1,000.00	1,024.30	0.92	0.18%
Multi-Index 2020 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,056.80	$4.93	0.95%
	Hypothetical example	1,000.00	1,020.40	4.84	0.95%
Class R2	Actual expenses/actual returns	1,000.00	1,058.70	3.63	0.70%
	Hypothetical example	1,000.00	1,021.70	3.57	0.70%
Class R4	Actual expenses/actual returns	1,000.00	1,059.50	2.08	0.40%
	Hypothetical example	1,000.00	1,023.20	2.04	0.40%
Class R6	Actual expenses/actual returns	1,000.00	1,061.60	0.99	0.19%
	Hypothetical example	1,000.00	1,024.20	0.97	0.19%
Class 1	Actual expenses/actual returns	1,000.00	1,060.70	1.25	0.24%
	Hypothetical example	1,000.00	1,024.00	1.22	0.24%
Multi-Index Income Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,050.40	$4.70	0.91%
	Hypothetical example	1,000.00	1,020.60	4.63	0.91%
Class R2	Actual expenses/actual returns	1,000.00	1,051.40	3.83	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Class R4	Actual expenses/actual returns	1,000.00	1,052.30	2.33	0.45%
	Hypothetical example	1,000.00	1,022.90	2.29	0.45%
Class R6	Actual expenses/actual returns	1,000.00	1,053.40	1.19	0.23%
	Hypothetical example	1,000.00	1,024.00	1.17	0.23%
Class 1	Actual expenses/actual returns	1,000.00	1,053.30	1.45	0.28%
	Hypothetical example	1,000.00	1,023.80	1.43	0.28%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
18	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

Portfolios' investments
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.5%
Equity - 70.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,918,639	$65,933,633

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $71,086,184)		$65,933,633
UNAFFILIATED INVESTMENT COMPANIES - 28.3%
Exchange-traded funds - 28.3%
Financial Select Sector SPDR Fund	25,018	673,485
Invesco Senior Loan ETF (C)	68,449	1,547,632
iShares Edge MSCI Min Vol USA ETF	36,976	2,357,405
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,597	463,294
iShares JP Morgan USD Emerging Markets Bond ETF	4,042	464,911
SPDR Bloomberg Barclays High Yield Bond ETF	21,945	2,387,835
Vanguard Dividend Appreciation ETF	13,321	1,577,473
Vanguard Energy ETF	7,960	602,890
Vanguard FTSE Emerging Markets ETF	58,819	2,376,288
Vanguard Health Care ETF	4,665	791,417
Vanguard Information Technology ETF	6,168	1,317,238
Vanguard Intermediate-Term Corporate Bond ETF	21,673	1,991,532
Vanguard Materials ETF	1,632	200,214
Vanguard Real Estate ETF	6,329	583,660
Vanguard Total Bond Market ETF	75,953	6,463,600
Xtrackers USD High Yield Corporate Bond ETF	53,253	2,672,236
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,899,666)		$26,471,110

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust, 2.1920% (D)(E)	156,309	1,564,153

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,564,137)		$1,564,153
SHORT-TERM INVESTMENTS - 1.2%
U.S. Government - 0.8%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	737,000	733,862
Money market funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	364,618	364,618

TOTAL SHORT-TERM INVESTMENTS (Cost $1,098,417)		$1,098,480
Total investments (Cost $98,648,404) - 101.6%		$95,067,376
Other assets and liabilities, net - (1.6%)		(1,538,502)
TOTAL NET ASSETS - 100.0%		$93,528,874
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES - 70.5%
Equity - 70.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,937,690	$188,685,869

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $204,565,386)		$188,685,869
UNAFFILIATED INVESTMENT COMPANIES - 28.5%
Exchange-traded funds - 28.5%
Financial Select Sector SPDR Fund	71,903	1,935,629
Invesco Senior Loan ETF (C)	196,924	4,452,452
iShares Edge MSCI Min Vol USA ETF	108,069	6,889,939
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,496	1,351,885
iShares JP Morgan USD Emerging Markets Bond ETF	11,630	1,337,683
SPDR Bloomberg Barclays High Yield Bond ETF	62,359	6,785,283
Vanguard Dividend Appreciation ETF	38,748	4,588,538
Vanguard Energy ETF (C)	22,879	1,732,855
Vanguard FTSE Emerging Markets ETF	169,489	6,847,356
Vanguard Health Care ETF	13,408	2,274,667
Vanguard Information Technology ETF	17,736	3,787,700
Vanguard Intermediate-Term Corporate Bond ETF	62,855	5,775,746
Vanguard Materials ETF	4,694	575,860
Vanguard Real Estate ETF	18,497	1,705,793
Vanguard Total Bond Market ETF	220,010	18,722,851
Xtrackers USD High Yield Corporate Bond ETF	146,773	7,365,069
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $68,167,840)		$76,129,306

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral Trust, 2.1920% (D)(E)	487,309	4,876,405

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,876,410)		$4,876,405
SHORT-TERM INVESTMENTS - 1.1%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	2,290,000	2,280,251
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	543,639	543,639

TOTAL SHORT-TERM INVESTMENTS (Cost $2,823,695)		$2,823,890
Total investments (Cost $280,433,331) - 101.9%		$272,515,470
Other assets and liabilities, net - (1.9%)		(4,990,846)
TOTAL NET ASSETS - 100.0%		$267,524,624
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	19

MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.6%
Equity - 70.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	38,336,400	$427,067,495

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $433,869,221)		$427,067,495
UNAFFILIATED INVESTMENT COMPANIES - 28.5%
Exchange-traded funds - 28.5%
Financial Select Sector SPDR Fund	162,720	4,380,422
Invesco Senior Loan ETF (C)	443,705	10,032,170
iShares Edge MSCI Min Vol USA ETF	243,474	15,522,685
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,720	3,055,136
iShares JP Morgan USD Emerging Markets Bond ETF	26,373	3,033,422
SPDR Bloomberg Barclays High Yield Bond ETF	139,966	15,229,700
Vanguard Dividend Appreciation ETF	87,558	10,368,618
Vanguard Energy ETF	51,785	3,922,196
Vanguard FTSE Emerging Markets ETF	384,187	15,521,155
Vanguard Health Care ETF	30,363	5,151,083
Vanguard Information Technology ETF	40,147	8,573,793
Vanguard Intermediate-Term Corporate Bond ETF	142,102	13,057,753
Vanguard Materials ETF	10,627	1,303,720
Vanguard Real Estate ETF	41,798	3,854,612
Vanguard Total Bond Market ETF	497,187	42,310,615
Xtrackers USD High Yield Corporate Bond ETF	333,742	16,747,174
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $149,710,941)		$172,064,254

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral Trust, 2.1920% (D)(E)	1,016,193	10,168,844

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,166,811)		$10,168,844
SHORT-TERM INVESTMENTS - 1.0%
U.S. Government - 0.8%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	5,251,000	5,228,645
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	1,077,659	1,077,659

TOTAL SHORT-TERM INVESTMENTS (Cost $6,305,856)		$6,306,304
Total investments (Cost $600,052,829) - 101.8%		$615,606,897
Other assets and liabilities, net - (1.8%)		(10,876,103)
TOTAL NET ASSETS - 100.0%		$604,730,794
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 69.3%
Equity - 69.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	47,341,685	$527,386,367

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $524,834,743)		$527,386,367
UNAFFILIATED INVESTMENT COMPANIES - 30.0%
Exchange-traded funds - 30.0%
Financial Select Sector SPDR Fund	200,830	5,406,344
Invesco Senior Loan ETF (C)	613,971	13,881,884
iShares Edge MSCI Min Vol USA ETF	303,136	19,326,436
iShares iBoxx $ Investment Grade Corporate Bond ETF	48,148	6,201,462
iShares JP Morgan USD Emerging Markets Bond ETF	33,152	3,813,143
SPDR Bloomberg Barclays High Yield Bond ETF	192,600	20,956,806
SPDR Portfolio Short Term Corporate Bond ETF	133,708	4,128,903
Vanguard Dividend Appreciation ETF	109,074	12,916,543
Vanguard Energy ETF	63,336	4,797,069
Vanguard FTSE Emerging Markets ETF	472,906	19,105,402
Vanguard Health Care ETF	37,479	6,358,312
Vanguard Information Technology ETF	49,754	10,625,464
Vanguard Intermediate-Term Bond ETF	61,037	5,422,527
Vanguard Intermediate-Term Corporate Bond ETF	184,334	16,938,451
Vanguard Materials ETF	13,076	1,604,164
Vanguard Real Estate ETF	51,706	4,768,327
Vanguard Total Bond Market ETF	572,073	48,683,413
Xtrackers USD High Yield Corporate Bond ETF	454,687	22,816,194
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $194,898,516)		$227,750,844

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral Trust, 2.1920% (D)(E)	1,401,899	14,028,524

TOTAL SECURITIES LENDING COLLATERAL (Cost $14,028,569)		$14,028,524
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.7%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	5,401,000	5,378,007
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	1,457,097	1,457,097

TOTAL SHORT-TERM INVESTMENTS (Cost $6,834,643)		$6,835,104
Total investments (Cost $740,596,471) - 102.0%		$776,000,839
Other assets and liabilities, net - (2.0%)		(15,140,739)
TOTAL NET ASSETS - 100.0%		$760,860,100
20	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 65.3%
Equity - 65.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	54,824,987	$610,750,351

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $598,917,866)		$610,750,351
UNAFFILIATED INVESTMENT COMPANIES - 33.9%
Exchange-traded funds - 33.9%
Financial Select Sector SPDR Fund	235,004	6,326,308
Invesco Senior Loan ETF (C)	822,172	18,589,309
iShares Edge MSCI Min Vol USA ETF	351,012	22,378,770
iShares iBoxx $ Investment Grade Corporate Bond ETF	72,986	9,400,597
iShares JP Morgan USD Emerging Markets Bond ETF	40,660	4,676,713
SPDR Bloomberg Barclays High Yield Bond ETF	222,043	24,160,499
SPDR Portfolio Short Term Corporate Bond ETF	484,470	14,960,434
Vanguard Dividend Appreciation ETF	126,651	14,998,011
Vanguard Energy ETF	74,022	5,606,426
Vanguard FTSE Emerging Markets ETF	586,795	23,706,518
Vanguard Health Care ETF	43,682	7,410,651
Vanguard Information Technology ETF	57,667	12,315,365
Vanguard Intermediate-Term Bond ETF	243,506	21,633,073
Vanguard Intermediate-Term Corporate Bond ETF	247,205	22,715,667
Vanguard Materials ETF	15,283	1,874,918
Vanguard Real Estate ETF	59,980	5,531,356
Vanguard Total Bond Market ETF	875,824	74,532,622
Xtrackers USD High Yield Corporate Bond ETF (C)	518,759	26,031,327
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $275,799,817)		$316,848,564

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral Trust, 2.1920% (D)(E)	2,987,868	29,898,994

TOTAL SECURITIES LENDING COLLATERAL (Cost $29,896,117)		$29,898,994
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.7%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	6,538,000	6,510,166
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	2,175,166	2,175,166

TOTAL SHORT-TERM INVESTMENTS (Cost $8,684,774)		$8,685,332
Total investments (Cost $913,298,574) - 103.3%		$966,183,241
Other assets and liabilities, net - (3.3%)		(30,714,060)
TOTAL NET ASSETS - 100.0%		$935,469,181
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.0%
Equity - 58.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	61,848,803	$688,995,663

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $658,235,569)		$688,995,663
UNAFFILIATED INVESTMENT COMPANIES - 40.5%
Exchange-traded funds - 40.5%
Financial Select Sector SPDR Fund	260,513	7,013,010
Invesco Senior Loan ETF (C)	1,084,726	24,525,655
iShares Edge MSCI Min Vol USA ETF	386,320	24,629,832
iShares iBoxx $ Investment Grade Corporate Bond ETF	120,012	15,457,546
iShares JP Morgan USD Emerging Markets Bond ETF	51,493	5,922,725
SPDR Bloomberg Barclays High Yield Bond ETF	268,939	29,263,253
SPDR Portfolio Short Term Corporate Bond ETF	1,522,710	47,021,285
Vanguard Dividend Appreciation ETF	138,808	16,437,643
Vanguard Energy ETF	82,165	6,223,177
Vanguard FTSE Emerging Markets ETF	662,670	26,771,868
Vanguard Health Care ETF (C)	48,604	8,245,669
Vanguard Information Technology ETF	64,798	13,838,261
Vanguard Intermediate-Term Bond ETF (C)	425,631	37,813,058
Vanguard Intermediate-Term Corporate Bond ETF	663,550	60,973,610
Vanguard Materials ETF	17,004	2,086,051
Vanguard Real Estate ETF	66,362	6,119,901
Vanguard Short-Term Corporate Bond ETF	49,979	4,062,293
Vanguard Total Bond Market ETF	1,333,058	113,443,236
Xtrackers USD High Yield Corporate Bond ETF	616,016	30,911,682
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $429,742,905)		$480,759,755

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral Trust, 2.1920% (D)(E)	4,276,036	42,789,437

TOTAL SECURITIES LENDING COLLATERAL (Cost $42,780,821)		$42,789,437
SHORT-TERM INVESTMENTS - 1.5%
U.S. Government - 1.3%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	16,110,000	16,041,417
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	1,886,661	1,886,661

TOTAL SHORT-TERM INVESTMENTS (Cost $17,926,704)		$17,928,078
Total investments (Cost $1,148,685,999) - 103.6%		$1,230,472,933
Other assets and liabilities, net - (3.6%)		(43,177,262)
TOTAL NET ASSETS - 100.0%		$1,187,295,671
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	21

MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.4%
Equity - 44.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	54,396,846	$605,980,861

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $558,252,669)		$605,980,861
UNAFFILIATED INVESTMENT COMPANIES - 54.0%
Exchange-traded funds - 54.0%
Financial Select Sector SPDR Fund	225,291	6,064,834
Invesco Senior Loan ETF (C)	1,302,221	29,443,217
iShares Edge MSCI Min Vol USA ETF	380,010	24,227,538
iShares iBoxx $ Investment Grade Corporate Bond ETF	236,377	30,445,358
iShares JP Morgan USD Emerging Markets Bond ETF	59,299	6,820,571
SPDR Bloomberg Barclays High Yield Bond ETF	293,124	31,894,822
SPDR Portfolio Short Term Corporate Bond ETF	1,553,083	47,959,203
Vanguard Dividend Appreciation ETF	136,911	16,213,001
Vanguard Energy ETF	71,321	5,401,853
Vanguard FTSE Emerging Markets ETF	709,595	28,667,638
Vanguard Health Care ETF	41,995	7,124,452
Vanguard Information Technology ETF	55,748	11,905,543
Vanguard Intermediate-Term Bond ETF	850,320	75,542,429
Vanguard Intermediate-Term Corporate Bond ETF	1,027,626	94,428,553
Vanguard Materials ETF (C)	14,714	1,805,114
Vanguard Real Estate ETF	57,480	5,300,803
Vanguard Short-Term Bond ETF	664,341	53,917,916
Vanguard Short-Term Corporate Bond ETF	590,498	47,995,677
Vanguard Total Bond Market ETF	2,108,109	179,400,076
Xtrackers USD High Yield Corporate Bond ETF (C)	659,121	33,074,692
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $676,692,356)		$737,633,290

SECURITIES LENDING COLLATERAL - 3.8%
John Hancock Collateral Trust, 2.1920% (D)(E)	5,245,658	52,492,246

TOTAL SECURITIES LENDING COLLATERAL (Cost $52,485,426)		$52,492,246
SHORT-TERM INVESTMENTS - 1.6%
U.S. Government - 1.4%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	19,430,000	19,347,282
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	2,432,349	2,432,349

TOTAL SHORT-TERM INVESTMENTS (Cost $21,777,974)		$21,779,631
Total investments (Cost $1,309,208,425) - 103.8%		$1,417,886,028
Other assets and liabilities, net - (3.8%)		(52,407,461)
TOTAL NET ASSETS - 100.0%		$1,365,478,567
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.6%
Equity - 27.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,218,091	$347,769,533

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $309,747,686)		$347,769,533
UNAFFILIATED INVESTMENT COMPANIES - 70.0%
Exchange-traded funds - 70.0%
Financial Select Sector SPDR Fund	136,634	3,678,187
Invesco Senior Loan ETF (C)	1,070,821	24,211,263
iShares Edge MSCI Min Vol USA ETF	265,557	16,930,587
iShares iBoxx $ Investment Grade Corporate Bond ETF	275,944	35,541,587
iShares JP Morgan USD Emerging Markets Bond ETF	54,742	6,296,425
SPDR Bloomberg Barclays High Yield Bond ETF	226,014	24,592,583
SPDR Portfolio Short Term Corporate Bond ETF	2,196,202	67,818,718
Vanguard Dividend Appreciation ETF	95,550	11,315,031
Vanguard Energy ETF	42,996	3,256,517
Vanguard FTSE Emerging Markets ETF	411,370	16,619,348
Vanguard Health Care ETF	25,546	4,333,879
Vanguard Information Technology ETF	33,573	7,169,850
Vanguard Intermediate-Term Bond ETF	817,317	72,610,442
Vanguard Intermediate-Term Corporate Bond ETF	1,619,924	148,854,816
Vanguard Materials ETF	8,874	1,088,662
Vanguard Real Estate ETF	35,007	3,228,347
Vanguard Short-Term Bond ETF	1,250,398	101,482,302
Vanguard Short-Term Corporate Bond ETF	834,730	67,846,854
Vanguard Total Bond Market ETF	2,818,594	239,862,349
Xtrackers USD High Yield Corporate Bond ETF	490,108	24,593,619
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $824,477,856)		$881,331,366

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral Trust, 2.1920% (D)(E)	2,286,849	22,884,044

TOTAL SECURITIES LENDING COLLATERAL (Cost $22,881,181)		$22,884,044
SHORT-TERM INVESTMENTS - 2.4%
U.S. Government - 2.2%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	27,364,000	27,247,506
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	2,983,887	2,983,887

TOTAL SHORT-TERM INVESTMENTS (Cost $30,229,059)		$30,231,393
Total investments (Cost $1,187,335,782) - 101.8%		$1,282,216,336
Other assets and liabilities, net - (1.8%)		(23,227,127)
TOTAL NET ASSETS - 100.0%		$1,258,989,209
22	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.9%
Equity - 10.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,173,427	$68,771,980

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $60,724,799)		$68,771,980
UNAFFILIATED INVESTMENT COMPANIES - 86.9%
Exchange-traded funds - 86.9%
Financial Select Sector SPDR Fund	24,810	667,885
Invesco Senior Loan ETF (C)	499,597	11,295,888
iShares Edge MSCI Min Vol USA ETF	63,138	4,025,363
iShares iBoxx $ Investment Grade Corporate Bond ETF	168,582	21,713,362
iShares JP Morgan USD Emerging Markets Bond ETF	27,559	3,169,836
iShares TIPS Bond ETF	35,564	4,184,105
SPDR Bloomberg Barclays High Yield Bond ETF	102,353	11,137,030
SPDR Portfolio Short Term Corporate Bond ETF	1,718,054	53,053,508
Vanguard Dividend Appreciation ETF	22,809	2,701,042
Vanguard Energy ETF	7,853	594,786
Vanguard FTSE Emerging Markets ETF	82,914	3,349,726
Vanguard Health Care ETF	4,616	783,104
Vanguard Information Technology ETF	6,155	1,314,462
Vanguard Intermediate-Term Bond ETF	566,914	50,364,640
Vanguard Intermediate-Term Corporate Bond ETF	847,504	77,877,143
Vanguard Materials ETF	1,624	199,232
Vanguard Real Estate ETF	6,258	577,113
Vanguard Short-Term Bond ETF	876,115	71,105,493
Vanguard Short-Term Corporate Bond ETF	754,773	61,347,949
Vanguard Short-Term Inflation-Protected Securities ETF	84,561	4,192,534
Vanguard Total Bond Market ETF	1,836,359	156,274,151
Xtrackers USD High Yield Corporate Bond ETF	222,270	11,153,509
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $523,351,374)		$551,081,861

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral Trust, 2.1920% (D)(E)	1,147,417	11,481,974

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,482,072)		$11,481,974
SHORT-TERM INVESTMENTS - 2.2%
U.S. Government - 2.0%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	13,044,000	12,988,469
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	957,355	957,355

TOTAL SHORT-TERM INVESTMENTS (Cost $13,944,711)		$13,945,824
Total investments (Cost $609,502,956) - 101.8%		$645,281,639
Other assets and liabilities, net - (1.8%)		(11,125,267)
TOTAL NET ASSETS - 100.0%		$634,156,372
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 4.6%
Equity - 4.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,490,000	$16,598,596

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $14,473,288)		$16,598,596
UNAFFILIATED INVESTMENT COMPANIES - 93.1%
Exchange-traded funds - 93.1%
Financial Select Sector SPDR Fund	16,736	450,533
Invesco Senior Loan ETF (C)	232,446	5,255,604
iShares Edge MSCI Min Vol USA ETF	187,690	11,966,176
iShares iBoxx $ Investment Grade Corporate Bond ETF	71,368	9,192,198
iShares JP Morgan USD Emerging Markets Bond ETF	15,683	1,803,859
iShares TIPS Bond ETF	38,919	4,578,820
SPDR Bloomberg Barclays High Yield Bond ETF	50,642	5,510,356
SPDR Portfolio Short Term Corporate Bond ETF	1,965,529	60,695,536
Vanguard Dividend Appreciation ETF	44,255	5,240,677
Vanguard Energy ETF	3,754	284,328
Vanguard FTSE Emerging Markets ETF	15,679	633,432
Vanguard Health Care ETF	1,676	284,333
Vanguard Information Technology ETF	2,245	479,442
Vanguard Intermediate-Term Corporate Bond ETF	119,988	11,025,698
Vanguard Short-Term Bond ETF	770,637	62,544,899
Vanguard Short-Term Corporate Bond ETF	747,057	60,720,793
Vanguard Short-Term Inflation-Protected Securities ETF	92,618	4,592,000
Vanguard Total Bond Market ETF	993,754	84,568,465
Xtrackers USD High Yield Corporate Bond ETF	109,947	5,517,140
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $317,194,231)		$335,344,289

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral Trust, 2.1920% (D)(E)	530,157	5,305,173

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,305,480)		$5,305,173
SHORT-TERM INVESTMENTS - 2.1%
U.S. Government - 2.1%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	7,608,000	7,575,611
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	3,105	3,105

TOTAL SHORT-TERM INVESTMENTS (Cost $7,578,067)		$7,578,716
Total investments (Cost $344,551,066) - 101.3%		$364,826,774
Other assets and liabilities, net - (1.3%)		(4,810,016)
TOTAL NET ASSETS - 100.0%		$360,016,758
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	23

(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-19.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
24	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio
Assets
Unaffiliated investments, at value	$27,569,590	$78,953,196	$178,370,558	$234,585,948
Affiliated investments, at value	67,497,786	193,562,274	437,236,339	541,414,891
Total investments, at value	95,067,376	272,515,470	615,606,897	776,000,839
Interest receivable	562	913	1,738	2,301
Receivable for fund shares sold	428,878	28,914	282,939	304,049
Receivable for investments sold	113	430	206,409	32,721
Receivable for securities lending income	677	—	—	2,575
Receivable from affiliates	2,196	5,909	13,570	17,688
Other assets	23,371	23,059	33,136	36,386
Total assets	95,523,173	272,574,695	616,144,689	776,396,559
Liabilities
Payable for investments purchased	350,047	22,503	63,417	49,237
Payable for fund shares repurchased	18,239	83,529	1,093,736	1,350,461
Payable upon return of securities loaned	1,563,870	4,876,110	10,158,570	14,028,630
Payable to affiliates
Accounting and legal services fees	5,341	16,084	36,745	46,408
Transfer agent fees	35	14	649	582
Distribution and service fees	24	27	388	240
Trustees' fees	48	146	334	421
Other liabilities and accrued expenses	56,695	51,658	60,056	60,480
Total liabilities	1,994,299	5,050,071	11,413,895	15,536,459
Net assets	$93,528,874	$267,524,624	$604,730,794	$760,860,100
Net assets consist of
Paid-in capital	$92,507,509	$258,403,871	$549,148,671	$673,807,044
Total distributable earnings (loss)	1,021,365	9,120,753	55,582,123	87,053,056
Net assets	$93,528,874	$267,524,624	$604,730,794	$760,860,100
Unaffiliated investments, at cost	$25,998,083	$70,991,535	$156,016,797	$201,733,159
Affiliated investments, at cost	72,650,321	209,441,796	444,036,032	538,863,312
Total investments, at cost	98,648,404	280,433,331	600,052,829	740,596,471
Securities loaned, at value	$1,530,020	$4,768,388	$9,916,880	$13,724,980
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$66,593	$43,764	$379,442	$377,446
Shares outstanding	5,675	4,033	31,223	27,589
Net asset value, offering price and redemption price per share	$11.73	$10.85	$12.15	$13.68
Class R2
Net assets	$156,033	$167,558	$777,714	$449,323
Shares outstanding	13,286	15,427	63,980	32,818
Net asset value, offering price and redemption price per share	$11.74	$10.86	$12.16	$13.69
Class R4
Net assets	$105,006	$44,212	$396,242	$44,545
Shares outstanding	8,926	4,062	32,499	3,238
Net asset value, offering price and redemption price per share	$11.76	$10.88	$12.19	$13.76
Class R6
Net assets	$3,274,262	$1,252,727	$64,850,245	$59,313,994
Shares outstanding	278,041	115,042	5,337,411	4,331,086
Net asset value, offering price and redemption price per share	$11.78	$10.89	$12.15	$13.69
Class 1
Net assets	$89,926,980	$266,016,363	$538,327,151	$700,674,792
Shares outstanding	7,640,327	24,446,795	44,304,743	51,177,395
Net asset value, offering price and redemption price per share	$11.77	$10.88	$12.15	$13.69
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	25

STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

Continued
	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio
Assets
Unaffiliated investments, at value	$325,533,896	$498,687,833	$759,412,921	$911,562,759
Affiliated investments, at value	640,649,345	731,785,100	658,473,107	370,653,577
Total investments, at value	966,183,241	1,230,472,933	1,417,886,028	1,282,216,336
Interest receivable	2,091	3,568	3,077	3,212
Receivable for fund shares sold	192,465	111,576	524,371	802,753
Receivable for investments sold	2,509	1,050,011	3,923	3,377
Receivable for securities lending income	—	352	7,077	—
Receivable from affiliates	22,382	27,808	32,262	29,665
Other assets	34,880	40,448	40,102	34,830
Total assets	966,437,568	1,231,706,696	1,418,496,840	1,283,090,173
Liabilities
Payable for investments purchased	473,219	63,367	30,339	798,472
Payable for fund shares repurchased	486,909	1,442,334	376,647	279,312
Payable upon return of securities loaned	29,888,650	42,769,125	52,463,805	22,883,160
Payable to affiliates
Accounting and legal services fees	57,193	72,442	83,118	76,384
Transfer agent fees	716	817	876	685
Distribution and service fees	168	446	432	414
Trustees' fees	521	655	745	679
Other liabilities and accrued expenses	61,011	61,839	62,311	61,858
Total liabilities	30,968,387	44,411,025	53,018,273	24,100,964
Net assets	$935,469,181	$1,187,295,671	$1,365,478,567	$1,258,989,209
Net assets consist of
Paid-in capital	$819,862,749	$1,034,904,314	$1,191,100,010	$1,110,636,444
Total distributable earnings (loss)	115,606,432	152,391,357	174,378,557	148,352,765
Net assets	$935,469,181	$1,187,295,671	$1,365,478,567	$1,258,989,209
Unaffiliated investments, at cost	$284,484,591	$447,669,609	$698,470,330	$854,706,915
Affiliated investments, at cost	628,813,983	701,016,390	610,738,095	332,628,867
Total investments, at cost	913,298,574	1,148,685,999	1,309,208,425	1,187,335,782
Securities loaned, at value	$29,129,751	$41,771,158	$51,273,797	$22,308,460
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$259,101	$638,336	$796,853	$340,157
Shares outstanding	19,102	47,470	60,445	26,913
Net asset value, offering price and redemption price per share	$13.56	$13.45	$13.18	$12.64
Class R2
Net assets	$344,618	$1,229,703	$686,291	$1,470,302
Shares outstanding	25,400	91,671	52,144	116,269
Net asset value, offering price and redemption price per share	$13.57	$13.41	$13.16	$12.65
Class R4
Net assets	$95,814	$52,739	$895,290	$64,166
Shares outstanding	7,025	3,910	67,594	5,057
Net asset value, offering price and redemption price per share	$13.64	$13.49	$13.25	$12.69
Class R6
Net assets	$72,451,567	$80,819,243	$87,683,998	$70,054,704
Shares outstanding	5,346,838	6,019,620	6,657,521	5,542,816
Net asset value, offering price and redemption price per share	$13.55	$13.43	$13.17	$12.64
Class 1
Net assets	$862,318,081	$1,104,555,650	$1,275,416,135	$1,187,059,880
Shares outstanding	63,562,964	82,358,290	96,820,954	93,929,459
Net asset value, offering price and redemption price per share	$13.57	$13.41	$13.17	$12.64
26	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

Continued
	Multi-Index 2020 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Assets
Unaffiliated investments, at value	$565,027,685	$342,923,005
Affiliated investments, at value	80,253,954	21,903,769
Total investments, at value	645,281,639	364,826,774
Interest receivable	1,280	613
Receivable for fund shares sold	406,571	75,656
Receivable for investments sold	326,986	730,596
Receivable from affiliates	15,647	8,666
Other assets	29,886	31,452
Total assets	646,062,009	365,673,757
Liabilities
Due to custodian	—	11,753
Payable for investments purchased	242,224	142,365
Payable for fund shares repurchased	83,013	117,887
Payable upon return of securities loaned	11,480,850	5,303,760
Payable to affiliates
Accounting and legal services fees	38,956	22,204
Transfer agent fees	387	208
Distribution and service fees	308	202
Trustees' fees	342	195
Other liabilities and accrued expenses	59,557	58,425
Total liabilities	11,905,637	5,656,999
Net assets	$634,156,372	$360,016,758
Net assets consist of
Paid-in capital	$585,582,991	$337,402,707
Total distributable earnings (loss)	48,573,381	22,614,051
Net assets	$634,156,372	$360,016,758
Unaffiliated investments, at cost	$537,296,085	$324,772,298
Affiliated investments, at cost	72,206,871	19,778,768
Total investments, at cost	609,502,956	344,551,066
Securities loaned, at value	$11,159,880	$5,188,960
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$198,367	$180,845
Shares outstanding	16,919	15,771
Net asset value, offering price and redemption price per share	$11.72	$11.47
Class R2
Net assets	$1,151,032	$767,341
Shares outstanding	98,110	66,969
Net asset value, offering price and redemption price per share	$11.73	$11.46
Class R4
Net assets	$120,573	$210,790
Shares outstanding	10,261	18,390
Net asset value, offering price and redemption price per share	$11.75	$11.46
Class R6
Net assets	$38,040,016	$19,727,287
Shares outstanding	3,245,611	1,723,001
Net asset value, offering price and redemption price per share	$11.72	$11.45
Class 1
Net assets	$594,646,384	$339,130,495
Shares outstanding	50,785,392	29,604,465
Net asset value, offering price and redemption price per share	$11.71	$11.46
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	27

STATEMENTS OF OPERATIONS For the year ended 8-31-19

	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio
Investment income
Income distributions received from affiliated investments	$862,022	$3,168,136	$7,562,094	$9,591,080
Dividends	702,550	2,444,273	5,732,969	7,767,182
Securities lending	23,596	94,748	234,636	328,727
Interest	13,001	31,960	71,328	77,992
Other income received from advisor	43,951	123,159	286,886	428,967
Total investment income	1,645,120	5,862,276	13,887,913	18,193,948
Expenses
Investment management fees	137,542	466,150	1,089,267	1,435,405
Distribution and service fees	36,901	126,071	278,687	361,340
Accounting and legal services fees	13,421	45,446	106,134	135,972
Transfer agent fees	271	108	6,049	5,729
Trustees' fees	1,402	4,866	11,350	14,631
Custodian fees	17,769	19,335	19,335	19,335
State registration fees	62,853	62,220	62,798	62,620
Printing and postage	20,796	20,383	26,375	25,889
Professional fees	40,327	38,249	50,886	54,146
Other	11,750	14,466	21,264	23,830
Total expenses	343,032	797,294	1,672,145	2,138,897
Less expense reductions	(306,193)	(671,239)	(1,393,402)	(1,777,436)
Net expenses	36,839	126,055	278,743	361,461
Net investment income	1,608,281	5,736,221	13,609,170	17,832,487
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(107,538)	(122,527)	136,788	(11,815)
Affiliated investments	(1,205,542)	(3,021,642)	(7,312,826)	(8,731,681)
Capital gain distributions received from affiliated investments	5,833,124	21,430,345	51,152,155	64,964,234
	4,520,044	18,286,176	43,976,117	56,220,738
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,028,989	2,682,846	5,473,978	7,662,414
Affiliated investments	(5,706,190)	(24,091,736)	(58,396,858)	(75,391,379)
	(4,677,201)	(21,408,890)	(52,922,880)	(67,728,965)
Net realized and unrealized loss	(157,157)	(3,122,714)	(8,946,763)	(11,508,227)
Increase (decrease) in net assets from operations	$1,451,124	$2,613,507	$4,662,407	$6,324,260
28	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-19

Continued
	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio
Investment income
Income distributions received from affiliated investments	$11,161,406	$12,748,917	$11,367,738	$6,920,253
Dividends	10,539,568	15,826,258	23,281,500	27,681,140
Securities lending	389,919	490,445	584,902	507,418
Interest	94,945	210,515	256,519	345,851
Other income received from advisor	443,599	204,366	—	—
Total investment income	22,629,437	29,480,501	35,490,659	35,454,662
Expenses
Investment management fees	1,930,617	2,810,655	4,034,330	4,703,468
Distribution and service fees	443,664	572,885	658,788	618,231
Accounting and legal services fees	168,093	213,148	244,695	228,569
Transfer agent fees	6,867	8,086	8,180	6,539
Trustees' fees	18,123	22,982	26,429	25,063
Custodian fees	19,335	19,335	19,335	19,335
State registration fees	62,878	62,794	63,672	62,802
Printing and postage	25,574	25,762	25,123	24,542
Professional fees	57,656	62,554	65,988	64,320
Other	28,678	34,429	44,259	48,615
Total expenses	2,761,485	3,832,630	5,190,799	5,801,484
Less expense reductions	(2,317,769)	(3,259,456)	(3,934,326)	(3,702,210)
Net expenses	443,716	573,174	1,256,473	2,099,274
Net investment income	22,185,721	28,907,327	34,234,186	33,355,388
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	660,840	322,602	(632,683)	(992,835)
Affiliated investments	(9,384,516)	(11,955,268)	(11,084,108)	3,354,772
Capital gain distributions received from affiliated investments	75,590,530	85,738,668	76,113,684	45,191,192
	66,866,854	74,106,002	64,396,893	47,553,129
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	11,532,539	20,925,125	37,947,063	49,896,005
Affiliated investments	(89,189,856)	(100,072,354)	(89,267,424)	(64,566,934)
	(77,657,317)	(79,147,229)	(51,320,361)	(14,670,929)
Net realized and unrealized gain (loss)	(10,790,463)	(5,041,227)	13,076,532	32,882,200
Increase (decrease) in net assets from operations	$11,395,258	$23,866,100	$47,310,718	$66,237,588
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	29

STATEMENTS OF OPERATIONS For the year ended 8-31-19

Continued
	Multi-Index 2020 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Investment income
Income distributions received from affiliated investments	$1,547,855	$418,486
Dividends	17,762,321	10,070,477
Securities lending	244,444	133,595
Interest	167,521	105,679
Total investment income	19,722,141	10,728,237
Expenses
Investment management fees	2,973,001	1,795,968
Distribution and service fees	323,526	184,313
Accounting and legal services fees	119,414	67,618
Transfer agent fees	3,921	1,998
Trustees' fees	13,367	7,556
Custodian fees	19,335	19,335
State registration fees	62,216	62,596
Printing and postage	23,118	21,656
Professional fees	52,464	46,770
Other	43,360	31,864
Total expenses	3,633,722	2,239,674
Less expense reductions	(2,090,073)	(1,214,629)
Net expenses	1,543,649	1,025,045
Net investment income	18,178,492	9,703,192
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,258,762)	789,545
Affiliated investments	3,294,655	261,446
Capital gain distributions received from affiliated investments	9,571,655	2,281,113
	10,607,548	3,332,104
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	33,776,891	14,939,995
Affiliated investments	(16,737,708)	(3,203,274)
	17,039,183	11,736,721
Net realized and unrealized gain	27,646,731	15,068,825
Increase (decrease) in net assets from operations	$45,825,223	$24,772,017
30	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2060 Preservation Portfolio		Multi-Index 2055 Preservation Portfolio		Multi-Index 2050 Preservation Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$1,608,281	$841,871	$5,736,221	$4,920,410	$13,609,170	$12,882,283
Net realized gain	4,520,044	3,372,640	18,286,176	20,769,969	43,976,117	56,726,956
Change in net unrealized appreciation (depreciation)	(4,677,201)	(316,498)	(21,408,890)	(2,990,706)	(52,922,880)	(10,458,237)
Increase in net assets resulting from operations	1,451,124	3,898,013	2,613,507	22,699,673	4,662,407	59,151,002
Distributions to shareholders
From net investment income and net realized gain
Class R1	(3,300)	—	(4,825)	—	(30,901)	—
Class R2	(9,240)	—	(12,938)	—	(117,143)	—
Class R4	(6,707)	—	(4,975)	—	(5,721)	—
Class R6	(99,454)	—	(40,594)	—	(4,194,100)	—
Class 1	(4,728,450)	—	(26,093,220)	—	(64,114,967)	—
From net investment income
Class R1	—	(719)	—	(840)	—	(4,461)
Class R2	—	(834)	—	(953)	—	(8,092)
Class R4	—	(1,342)	—	(999)	—	(1,013)
Class R6	—	(1,523)	—	(1,598)	—	(328,032)
Class 1	—	(689,208)	—	(4,678,919)	—	(12,255,665)
From net realized gain
Class R1	—	(958)	—	(2,393)	—	(16,117)
Class R2	—	(955)	—	(2,386)	—	(25,214)
Class R4	—	(1,458)	—	(2,385)	—	(2,830)
Class R6	—	(1,517)	—	(3,557)	—	(853,313)
Class 1	—	(704,231)	—	(10,648,463)	—	(32,550,559)
Total distributions	(4,847,151)	(1,402,745)	(26,156,552)	(15,342,493)	(68,462,832)	(46,045,296)
Portfolio share transactions
From portfolio share transactions	37,682,343	30,297,222	39,662,470	33,364,537	59,317,349	12,047,354
Total increase (decrease)	34,286,316	32,792,490	16,119,425	40,721,717	(4,483,076)	25,153,060
Net assets
Beginning of year	59,242,558	26,450,068	251,405,199	210,683,482	609,213,870	584,060,810
End of year	$93,528,874	$59,242,558	$267,524,624	$251,405,199	$604,730,794	$609,213,870
Undistributed net investment income (loss)	(a)	238,896	(a)	1,161,702	(a)	2,941,236

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	31

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2045 Preservation Portfolio		Multi-Index 2040 Preservation Portfolio		Multi-Index 2035 Preservation Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$17,832,487	$17,084,116	$22,185,721	$21,721,886	$28,907,327	$27,926,661
Net realized gain	56,220,738	72,063,633	66,866,854	92,183,226	74,106,002	109,591,435
Change in net unrealized appreciation (depreciation)	(67,728,965)	(12,966,478)	(77,657,317)	(20,930,603)	(79,147,229)	(32,125,086)
Increase in net assets resulting from operations	6,324,260	76,181,271	11,395,258	92,974,509	23,866,100	105,393,010
Distributions to shareholders
From net investment income and net realized gain
Class R1	(53,034)	—	(28,767)	—	(140,921)	—
Class R2	(84,340)	—	(67,035)	—	(165,236)	—
Class R4	(5,387)	—	(5,793)	—	(5,195)	—
Class R6	(4,338,812)	—	(5,122,069)	—	(5,823,282)	—
Class 1	(83,001,677)	—	(104,487,193)	—	(126,172,725)	—
From net investment income
Class R1	—	(8,380)	—	(4,235)	—	(20,018)
Class R2	—	(13,287)	—	(4,453)	—	(11,737)
Class R4	—	(1,018)	—	(1,157)	—	(1,016)
Class R6	—	(316,320)	—	(433,782)	—	(481,406)
Class 1	—	(16,257,168)	—	(20,602,037)	—	(26,517,770)
From net realized gain
Class R1	—	(29,560)	—	(14,675)	—	(69,146)
Class R2	—	(42,249)	—	(13,557)	—	(35,897)
Class R4	—	(2,708)	—	(3,128)	—	(2,615)
Class R6	—	(783,940)	—	(1,096,376)	—	(1,151,815)
Class 1	—	(41,163,551)	—	(52,988,629)	—	(64,830,448)
Total distributions	(87,483,250)	(58,618,181)	(109,710,857)	(75,162,029)	(132,307,359)	(93,121,868)
Portfolio share transactions
From portfolio share transactions	48,602,041	23,565,501	50,069,603	(17,252,138)	46,084,240	(23,892,644)
Total increase (decrease)	(32,556,949)	41,128,591	(48,245,996)	560,342	(62,357,019)	(11,621,502)
Net assets
Beginning of year	793,417,049	752,288,458	983,715,177	983,154,835	1,249,652,690	1,261,274,192
End of year	$760,860,100	$793,417,049	$935,469,181	$983,715,177	$1,187,295,671	$1,249,652,690
Undistributed net investment income (loss)	(a)	4,135,542	(a)	5,472,718	(a)	8,000,006

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
32	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2030 Preservation Portfolio		Multi-Index 2025 Preservation Portfolio		Multi-Index 2020 Preservation Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$34,234,186	$33,209,008	$33,355,388	$32,759,057	$18,178,492	$19,044,806
Net realized gain	64,396,893	111,154,130	47,553,129	85,286,416	10,607,548	31,351,659
Change in net unrealized appreciation (depreciation)	(51,320,361)	(47,634,731)	(14,670,929)	(59,636,502)	17,039,183	(40,248,629)
Increase in net assets resulting from operations	47,310,718	96,728,407	66,237,588	58,408,971	45,825,223	10,147,836
Distributions to shareholders
From net investment income and net realized gain
Class R1	(127,860)	—	(27,406)	—	(10,037)	—
Class R2	(111,033)	—	(122,395)	—	(70,881)	—
Class R4	(4,731)	—	(5,068)	—	(2,941)	—
Class R6	(4,906,584)	—	(3,551,857)	—	(1,623,624)	—
Class 1	(132,543,363)	—	(106,252,510)	—	(41,826,866)	—
From net investment income
Class R1	—	(13,921)	—	(4,516)	—	(4,460)
Class R2	—	(10,825)	—	(3,529)	—	(6,821)
Class R4	—	(1,011)	—	(1,166)	—	(1,073)
Class R6	—	(484,483)	—	(409,296)	—	(302,001)
Class 1	—	(31,136,652)	—	(31,106,066)	—	(18,734,497)
From net realized gain
Class R1	—	(44,080)	—	(12,701)	—	(12,277)
Class R2	—	(30,592)	—	(8,118)	—	(17,368)
Class R4	—	(2,396)	—	(2,388)	—	(2,312)
Class R6	—	(1,066,955)	—	(778,374)	—	(601,681)
Class 1	—	(70,087,931)	—	(60,444,764)	—	(38,124,287)
Total distributions	(137,693,571)	(102,878,846)	(109,959,236)	(92,770,918)	(43,534,349)	(57,806,777)
Portfolio share transactions
From portfolio share transactions	33,549,758	(57,717,343)	(47,453,126)	(106,739,696)	(89,146,185)	(122,872,196)
Total decrease	(56,833,095)	(63,867,782)	(91,174,774)	(141,101,643)	(86,855,311)	(170,531,137)
Net assets
Beginning of year	1,422,311,662	1,486,179,444	1,350,163,983	1,491,265,626	721,011,683	891,542,820
End of year	$1,365,478,567	$1,422,311,662	$1,258,989,209	$1,350,163,983	$634,156,372	$721,011,683
Undistributed net investment income (loss)	(a)	11,594,668	(a)	13,901,111	(a)	9,349,065

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	33

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index Income Preservation Portfolio
	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$9,703,192	$9,910,441
Net realized gain	3,332,104	6,668,798
Change in net unrealized appreciation (depreciation)	11,736,721	(12,306,763)
Increase in net assets resulting from operations	24,772,017	4,272,476
Distributions to shareholders
From net investment income and net realized gain
Class R1	(4,897)	—
Class R2	(18,208)	—
Class R4	(1,751)	—
Class R6	(402,849)	—
Class 1	(13,175,471)	—
From net investment income
Class R1	—	(2,605)
Class R2	—	(5,028)
Class R4	—	(1,050)
Class R6	—	(153,967)
Class 1	—	(10,292,335)
From net realized gain
Class R1	—	(2,382)
Class R2	—	(4,111)
Class R4	—	(767)
Class R6	—	(104,259)
Class 1	—	(7,123,535)
Total distributions	(13,603,176)	(17,690,039)
Portfolio share transactions
From portfolio share transactions	(55,822,345)	(87,329,317)
Total decrease	(44,653,504)	(100,746,880)
Net assets
Beginning of year	404,670,262	505,417,142
End of year	$360,016,758	$404,670,262
Undistributed net investment income (loss)	(a)	5,038,702

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
34	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multi-Index 2060 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
08-31-2019	12.62	0.21 [5]	(0.28)	(0.07)	(0.19)	(0.63)	(0.82)	11.73	0.43	0.93	0.52	1.84 [5]	— [6]	11
08-31-2018	11.88	0.17 [5]	0.99	1.16	(0.18)	(0.24)	(0.42)	12.62	9.87	1.13	0.51	1.36 [5]	— [6]	10
08-31-2017	10.56	0.19 [5]	1.26	1.45	(0.13)	—	(0.13)	11.88	13.89	2.17	0.51	1.68 [5]	— [6]	14
08-31-2016 [7]	10.00	0.01	0.55	0.56	—	—	—	10.56	5.60 [8]	22.82 [9]	0.56 [9]	0.27 [9]	— [6]	— [10]
Class R2
08-31-2019	12.64	0.23 [5]	(0.28)	(0.05)	(0.22)	(0.63)	(0.85)	11.74	0.53	0.83	0.42	2.01 [5]	— [6]	11
08-31-2018	11.90	0.20 [5]	0.99	1.19	(0.21)	(0.24)	(0.45)	12.64	10.11	0.88	0.27	1.58 [5]	— [6]	10
08-31-2017	10.58	0.21 [5]	1.26	1.47	(0.15)	—	(0.15)	11.90	14.07	1.92	0.26	1.93 [5]	— [6]	14
08-31-2016 [7]	10.00	0.02	0.56	0.58	—	—	—	10.58	5.80 [8]	22.57 [9]	0.31 [9]	0.52 [9]	— [6]	— [10]
Class R4
08-31-2019	12.66	0.26 [5]	(0.29)	(0.03)	(0.24)	(0.63)	(0.87)	11.76	0.75	0.68	0.16	2.19 [5]	— [6]	11
08-31-2018	11.90	0.22 [5]	1.00	1.22	(0.22)	(0.24)	(0.46)	12.66	10.29	0.88	0.16	1.76 [5]	— [6]	10
08-31-2017	10.58	0.23 [5]	1.25	1.48	(0.16)	—	(0.16)	11.90	14.16	1.92	0.16	2.04 [5]	— [6]	14
08-31-2016 [7]	10.00	0.03	0.55	0.58	—	—	—	10.58	5.80 [8]	22.57 [9]	0.21 [9]	0.62 [9]	— [6]	— [10]
Class R6
08-31-2019	12.67	0.24 [5]	(0.24)	— [11]	(0.26)	(0.63)	(0.89)	11.78	0.94	0.43	—	2.05 [5]	3	11
08-31-2018	11.92	0.16 [5]	1.07	1.23	(0.24)	(0.24)	(0.48)	12.67	10.46	0.63	—	1.38 [5]	1	10
08-31-2017	10.59	0.24 [5]	1.26	1.50	(0.17)	—	(0.17)	11.92	14.38	1.67	—	2.17 [5]	— [6]	14
08-31-2016 [7]	10.00	0.03	0.56	0.59	—	—	—	10.59	5.90 [8]	22.32 [9]	0.05 [9]	0.79 [9]	— [6]	— [10]
Class 1
08-31-2019	12.66	0.25 [5]	(0.26)	(0.01)	(0.25)	(0.63)	(0.88)	11.77	0.89	0.46	0.05	2.18 [5]	90	11
08-31-2018	11.91	0.24 [5]	0.98	1.22	(0.23)	(0.24)	(0.47)	12.66	10.41	0.67	0.05	1.99 [5]	58	10
08-31-2017	10.58	0.17 [5]	1.33	1.50	(0.17)	—	(0.17)	11.91	14.35	1.70	0.05	1.51 [5]	26	14
08-31-2016 [7]	10.00	0.01	0.57	0.58	—	—	—	10.58	5.80 [8]	22.36 [9]	0.10 [9]	0.35 [9]	3	— [10]

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01 and less than $0.005 per share and 0.06%, 0.05% and 0.04% for the periods ended 8-31-19, 8-31-18 and 8-31-17, respectively.
[6] Less than $500,000.
[7] Period from 3-30-16 (commencement of operations) to 8-31-16.
[8] Not annualized.
[9] Annualized.
[10] Less than 1%.
[11] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	35

Financial highlights continued
Multi-Index 2055 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
08-31-2019	12.16	0.22 [5]	(0.33)	(0.11)	(0.21)	(0.99)	(1.20)	10.85	0.39	0.78	0.51	1.96 [5]	— [6]	13
08-31-2018	11.82	0.17 [5]	0.97	1.14	(0.20)	(0.60)	(0.80)	12.16	9.89	0.80	0.51	1.38 [5]	— [6]	10
08-31-2017	10.71	0.19 [5]	1.25	1.44	(0.17)	(0.16)	(0.33)	11.82	13.85	0.80	0.51	1.68 [5]	— [6]	11
08-31-2016	10.08	0.16	0.63	0.79	(0.12)	(0.04)	(0.16)	10.71	8.00	0.87	0.55	1.59	— [6]	3
08-31-2015	10.62	0.14	(0.56)	(0.42)	(0.10)	(0.02)	(0.12)	10.08	(4.04)	7.62	0.77	1.32	— [6]	13
Class R2
08-31-2019	12.18	0.20 [5]	(0.31)	(0.11)	(0.22)	(0.99)	(1.21)	10.86	0.47	0.70	0.43	1.80 [5]	— [6]	13
08-31-2018	11.84	0.16 [5]	1.01	1.17	(0.23)	(0.60)	(0.83)	12.18	10.13	0.60	0.31	1.35 [5]	— [6]	10
08-31-2017	10.73	0.21 [5]	1.26	1.47	(0.20)	(0.16)	(0.36)	11.84	14.11	0.55	0.27	1.93 [5]	— [6]	11
08-31-2016	10.10	0.19	0.63	0.82	(0.15)	(0.04)	(0.19)	10.73	8.26	0.62	0.30	1.84	— [6]	3
08-31-2015	10.64	0.17	(0.57)	(0.40)	(0.12)	(0.02)	(0.14)	10.10	(3.85)	7.39	0.52	1.57	— [6]	13
Class R4
08-31-2019	12.20	0.25 [5]	(0.33)	(0.08)	(0.25)	(0.99)	(1.24)	10.88	0.72	0.53	0.16	2.31 [5]	— [6]	13
08-31-2018	11.85	0.21 [5]	0.98	1.19	(0.24)	(0.60)	(0.84)	12.20	10.32	0.55	0.16	1.73 [5]	— [6]	10
08-31-2017	10.74	0.23 [5]	1.25	1.48	(0.21)	(0.16)	(0.37)	11.85	14.21	0.55	0.17	2.03 [5]	— [6]	11
08-31-2016	10.11	0.20	0.63	0.83	(0.16)	(0.04)	(0.20)	10.74	8.37	0.62	0.20	1.94	— [6]	3
08-31-2015	10.65	0.18	(0.56)	(0.38)	(0.14)	(0.02)	(0.16)	10.11	(3.67)	7.38	0.37	1.72	— [6]	13
Class R6
08-31-2019	12.21	0.19 [5]	(0.25)	(0.06)	(0.27)	(0.99)	(1.26)	10.89	0.92	0.28	—	1.79 [5]	1	13
08-31-2018	11.86	0.19 [5]	1.02	1.21	(0.26)	(0.60)	(0.86)	12.21	10.48	0.30	—	1.61 [5]	— [6]	10
08-31-2017	10.75	0.24 [5]	1.26	1.50	(0.23)	(0.16)	(0.39)	11.86	14.38	0.30	—	2.11 [5]	— [6]	11
08-31-2016	10.12	0.21	0.64	0.85	(0.18)	(0.04)	(0.22)	10.75	8.54	0.37	0.03	2.04	— [6]	3
08-31-2015	10.66	0.20	(0.56)	(0.36)	(0.16)	(0.02)	(0.18)	10.12	(3.48)	7.75	0.18	1.91	— [6]	13
Class 1
08-31-2019	12.21	0.25 [5]	(0.33)	(0.08)	(0.26)	(0.99)	(1.25)	10.88	0.78	0.32	0.05	2.29 [5]	266	13
08-31-2018	11.85	0.26 [5]	0.96	1.22	(0.26)	(0.60)	(0.86)	12.21	10.52	0.33	0.05	2.13 [5]	251	10
08-31-2017	10.74	0.23 [5]	1.26	1.49	(0.22)	(0.16)	(0.38)	11.85	14.34	0.34	0.05	2.07 [5]	210	11
08-31-2016	10.11	0.18	0.66	0.84	(0.17)	(0.04)	(0.21)	10.74	8.50	0.40	0.08	1.79	152	3
08-31-2015	10.65	0.14	(0.51)	(0.37)	(0.15)	(0.02)	(0.17)	10.11	(3.52)	0.69	0.23	1.32	62	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01 and less than $0.005 per share and 0.05%, 0.04% and 0.03% for the periods ended 8-31-19, 8-31-18 and 8-31-17, respectively.
[6] Less than $500,000.
36	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2050 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
08-31-2019	13.80	0.17 [5]	(0.35)	(0.18)	(0.21)	(1.26)	(1.47)	12.15	0.09	1.00	0.76	1.42 [5]	— [6]	16
08-31-2018	13.55	0.19 [5]	1.09	1.28	(0.22)	(0.81)	(1.03)	13.80	9.80	0.96	0.72	1.41 [5]	— [6]	13
08-31-2017	12.45	0.19 [5]	1.45	1.64	(0.20)	(0.34)	(0.54)	13.55	13.60	0.90	0.67	1.45 [5]	— [6]	12
08-31-2016	11.87	0.17	0.75	0.92	(0.16)	(0.18)	(0.34)	12.45	7.90	0.86	0.66	1.43	— [6]	6
08-31-2015	12.64	0.15	(0.70)	(0.55)	(0.14)	(0.08)	(0.22)	11.87	(4.41)	3.77	0.83	1.20	— [6]	5
Class R2
08-31-2019	13.80	0.21 [5]	(0.35)	(0.14)	(0.24)	(1.26)	(1.50)	12.16	0.38	0.75	0.51	1.73 [5]	1	16
08-31-2018	13.56	0.17 [5]	1.14	1.31	(0.26)	(0.81)	(1.07)	13.80	9.91	0.74	0.50	1.29 [5]	1	13
08-31-2017	12.46	0.18 [5]	1.49	1.67	(0.23)	(0.34)	(0.57)	13.56	13.96	0.62	0.39	1.44 [5]	1	12
08-31-2016	11.87	0.20	0.76	0.96	(0.19)	(0.18)	(0.37)	12.46	8.24	0.61	0.41	1.73	— [6]	6
08-31-2015	12.64	0.20	(0.72)	(0.52)	(0.17)	(0.08)	(0.25)	11.87	(4.18)	3.12	0.59	1.56	— [6]	5
Class R4
08-31-2019	13.85	0.14 [5]	(0.25)	(0.11)	(0.29)	(1.26)	(1.55)	12.19	0.73	0.56	0.22	1.19 [5]	— [6]	16
08-31-2018	13.59	0.23 [5]	1.13	1.36	(0.29)	(0.81)	(1.10)	13.85	10.29	0.50	0.16	1.68 [5]	— [6]	13
08-31-2017	12.49	0.25 [5]	1.45	1.70	(0.26)	(0.34)	(0.60)	13.59	14.14	0.59	0.25	1.98 [5]	— [6]	12
08-31-2016	11.91	0.23	0.74	0.97	(0.21)	(0.18)	(0.39)	12.49	8.31	0.51	0.20	1.97	— [6]	6
08-31-2015	12.68	0.22	(0.71)	(0.49)	(0.20)	(0.08)	(0.28)	11.91	(3.93)	4.22	0.39	1.73	— [6]	5
Class R6
08-31-2019	13.81	0.25 [5]	(0.34)	(0.09)	(0.31)	(1.26)	(1.57)	12.15	0.93	0.25	—	2.03 [5]	65	16
08-31-2018	13.55	0.26 [5]	1.12	1.38	(0.31)	(0.81)	(1.12)	13.81	10.49	0.25	—	1.93 [5]	30	13
08-31-2017	12.45	0.19 [5]	1.53	1.72	(0.28)	(0.34)	(0.62)	13.55	14.38	0.25	—	1.45 [5]	11	12
08-31-2016	11.87	0.18	0.81	0.99	(0.23)	(0.18)	(0.41)	12.45	8.54	0.26	0.04	1.57	— [6]	6
08-31-2015	12.64	0.23	(0.69)	(0.46)	(0.23)	(0.08)	(0.31)	11.87	(3.71)	3.41	0.19	1.83	— [6]	5
Class 1
08-31-2019	13.81	0.29 [5]	(0.39)	(0.10)	(0.30)	(1.26)	(1.56)	12.15	0.87	0.29	0.05	2.34 [5]	538	16
08-31-2018	13.55	0.30 [5]	1.07	1.37	(0.30)	(0.81)	(1.11)	13.81	10.44	0.29	0.05	2.17 [5]	578	13
08-31-2017	12.45	0.27 [5]	1.44	1.71	(0.27)	(0.34)	(0.61)	13.55	14.33	0.28	0.05	2.14 [5]	573	12
08-31-2016	11.87	0.24	0.75	0.99	(0.23)	(0.18)	(0.41)	12.45	8.49	0.29	0.09	2.01	522	6
08-31-2015	12.64	0.23	(0.69)	(0.46)	(0.23)	(0.08)	(0.31)	11.87	(3.75)	0.28	0.24	1.81	424	5

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01 and less than $0.005 per share and 0.05%, 0.04% and 0.03% for the periods ended 8-31-19, 8-31-18 and 8-31-17, respectively.
[6] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	37

Financial highlights continued
Multi-Index 2045 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
08-31-2019	15.50	0.25 [5]	(0.43)	(0.18)	(0.24)	(1.40)	(1.64)	13.68	0.24	0.99	0.75	1.77 [5]	— [6]	16
08-31-2018	15.19	0.24 [5]	1.18	1.42	(0.24)	(0.87)	(1.11)	15.50	9.62	0.99	0.75	1.54 [5]	1	12
08-31-2017	13.97	0.19 [5]	1.62	1.81	(0.21)	(0.38)	(0.59)	15.19	13.47	0.96	0.73	1.31 [5]	1	12
08-31-2016	13.33	0.17	0.85	1.02	(0.18)	(0.20)	(0.38)	13.97	7.74	0.97	0.77	1.29	— [6]	6
08-31-2015	14.17	0.16	(0.78)	(0.62)	(0.15)	(0.07)	(0.22)	13.33	(4.45)	2.77	0.90	1.14	— [6]	5
Class R2
08-31-2019	15.52	0.26 [5]	(0.42)	(0.16)	(0.27)	(1.40)	(1.67)	13.69	0.53	0.75	0.51	1.87 [5]	— [6]	16
08-31-2018	15.20	0.24 [5]	1.22	1.46	(0.27)	(0.87)	(1.14)	15.52	9.80	0.75	0.51	1.60 [5]	1	12
08-31-2017	13.97	0.16 [5]	1.69	1.85	(0.24)	(0.38)	(0.62)	15.20	13.88	0.74	0.50	1.14 [5]	1	12
08-31-2016	13.33	0.20	0.85	1.05	(0.21)	(0.20)	(0.41)	13.97	8.04	0.77	0.53	1.53	— [6]	6
08-31-2015	14.17	0.23	(0.81)	(0.58)	(0.19)	(0.07)	(0.26)	13.33	(4.22)	2.98	0.61	1.66	— [6]	5
Class R4
08-31-2019	15.59	0.33 [5]	(0.43)	(0.10)	(0.33)	(1.40)	(1.73)	13.76	0.87	0.50	0.16	2.36 [5]	— [6]	16
08-31-2018	15.27	0.27 [5]	1.24	1.51	(0.32)	(0.87)	(1.19)	15.59	10.21	0.50	0.16	1.71 [5]	— [6]	12
08-31-2017	14.03	0.30 [5]	1.61	1.91	(0.29)	(0.38)	(0.67)	15.27	14.19	0.49	0.16	2.07 [5]	— [6]	12
08-31-2016	13.37	0.26	0.84	1.10	(0.24)	(0.20)	(0.44)	14.03	8.40	0.50	0.20	1.97	— [6]	6
08-31-2015	14.21	0.24	(0.79)	(0.55)	(0.22)	(0.07)	(0.29)	13.37	(3.97)	4.22	0.38	1.73	— [6]	5
Class R6
08-31-2019	15.53	0.30 [5]	(0.39)	(0.09)	(0.35)	(1.40)	(1.75)	13.69	1.01	0.25	—	2.19 [5]	59	16
08-31-2018	15.22	0.29 [5]	1.24	1.53	(0.35)	(0.87)	(1.22)	15.53	10.35	0.25	—	1.91 [5]	32	12
08-31-2017	13.99	0.20 [5]	1.72	1.92	(0.31)	(0.38)	(0.69)	15.22	14.35	0.24	—	1.36 [5]	10	12
08-31-2016	13.33	0.27	0.86	1.13	(0.27)	(0.20)	(0.47)	13.99	8.62	0.25	0.03	2.02	— [6]	6
08-31-2015	14.18	0.23	(0.76)	(0.53)	(0.25)	(0.07)	(0.32)	13.33	(3.82)	3.09	0.19	1.64	— [6]	5
Class 1
08-31-2019	15.53	0.33 [5]	(0.42)	(0.09)	(0.35)	(1.40)	(1.75)	13.69	0.95	0.29	0.05	2.38 [5]	701	16
08-31-2018	15.21	0.34 [5]	1.19	1.53	(0.34)	(0.87)	(1.21)	15.53	10.37	0.29	0.05	2.20 [5]	760	12
08-31-2017	13.98	0.31 [5]	1.60	1.91	(0.30)	(0.38)	(0.68)	15.21	14.30	0.28	0.05	2.15 [5]	741	12
08-31-2016	13.33	0.27	0.84	1.11	(0.26)	(0.20)	(0.46)	13.98	8.49	0.28	0.08	2.01	678	6
08-31-2015	14.17	0.26	(0.78)	(0.52)	(0.25)	(0.07)	(0.32)	13.33	(3.80)	0.28	0.24	1.83	554	5

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01 and less than $0.005 per share and 0.06%, 0.05% and 0.03% for the periods ended 8-31-19, 8-31-18 and 8-31-17, respectively.
[6] Less than $500,000.
38	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2040 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
08-31-2019	15.32	0.24 [5]	(0.36)	(0.12)	(0.24)	(1.40)	(1.64)	13.56	0.64	1.00	0.75	1.75 [5]	— [6]	18
08-31-2018	15.09	0.23 [5]	1.12	1.35	(0.26)	(0.86)	(1.12)	15.32	9.16	0.96	0.71	1.50 [5]	— [6]	16
08-31-2017	13.92	0.19 [5]	1.58	1.77	(0.23)	(0.37)	(0.60)	15.09	13.15	0.88	0.65	1.36 [5]	— [6]	13
08-31-2016	13.29	0.19	0.83	1.02	(0.19)	(0.20)	(0.39)	13.92	7.79	0.83	0.63	1.45	— [6]	7
08-31-2015	14.12	0.16	(0.76)	(0.60)	(0.15)	(0.08)	(0.23)	13.29	(4.34)	4.03	0.80	1.15	— [6]	5
Class R2
08-31-2019	15.33	0.27 [5]	(0.35)	(0.08)	(0.28)	(1.40)	(1.68)	13.57	0.87	0.76	0.51	1.95 [5]	— [6]	18
08-31-2018	15.10	0.18 [5]	1.20	1.38	(0.29)	(0.86)	(1.15)	15.33	9.40	0.73	0.48	1.19 [5]	1	16
08-31-2017	13.92	0.21 [5]	1.60	1.81	(0.26)	(0.37)	(0.63)	15.10	13.51	0.61	0.38	1.46 [5]	— [6]	13
08-31-2016	13.26	0.23	0.82	1.05	(0.19)	(0.20)	(0.39)	13.92	8.10	0.53	0.33	1.72	— [6]	7
08-31-2015	14.12	0.36	(0.96)	(0.60)	(0.18)	(0.08)	(0.26)	13.26	(4.32)	2.06	0.69	2.57	— [6]	5
Class R4
08-31-2019	15.41	0.27 [5]	(0.31)	(0.04)	(0.33)	(1.40)	(1.73)	13.64	1.27	0.54	0.19	1.95 [5]	— [6]	18
08-31-2018	15.16	0.27 [5]	1.17	1.44	(0.33)	(0.86)	(1.19)	15.41	9.76	0.51	0.17	1.76 [5]	— [6]	16
08-31-2017	13.97	0.28 [5]	1.57	1.85	(0.29)	(0.37)	(0.66)	15.16	13.72	0.50	0.17	1.97 [5]	— [6]	13
08-31-2016	13.33	0.26	0.82	1.08	(0.24)	(0.20)	(0.44)	13.97	8.27	0.50	0.20	1.95	— [6]	7
08-31-2015	14.17	0.24	(0.79)	(0.55)	(0.21)	(0.08)	(0.29)	13.33	(3.93)	4.24	0.39	1.72	— [6]	5
Class R6
08-31-2019	15.33	0.29 [5]	(0.31)	(0.02)	(0.36)	(1.40)	(1.76)	13.55	1.42	0.26	—	2.16 [5]	72	18
08-31-2018	15.09	0.30 [5]	1.15	1.45	(0.35)	(0.86)	(1.21)	15.33	9.90	0.26	—	2.01 [5]	37	16
08-31-2017	13.91	0.20 [5]	1.66	1.86	(0.31)	(0.37)	(0.68)	15.09	13.90	0.25	—	1.40 [5]	14	13
08-31-2016	13.27	0.25	0.85	1.10	(0.26)	(0.20)	(0.46)	13.91	8.50	0.25	0.03	1.94	1	7
08-31-2015	14.12	0.16	(0.68)	(0.52)	(0.25)	(0.08)	(0.33)	13.27	(3.78)	1.07	0.19	1.19	1	5
Class 1
08-31-2019	15.34	0.33 [5]	(0.35)	(0.02)	(0.35)	(1.40)	(1.75)	13.57	1.44	0.30	0.05	2.40 [5]	862	18
08-31-2018	15.10	0.33 [5]	1.11	1.44	(0.34)	(0.86)	(1.20)	15.34	9.84	0.29	0.05	2.20 [5]	946	16
08-31-2017	13.92	0.30 [5]	1.55	1.85	(0.30)	(0.37)	(0.67)	15.10	13.83	0.28	0.05	2.14 [5]	969	13
08-31-2016	13.28	0.26	0.83	1.09	(0.25)	(0.20)	(0.45)	13.92	8.44	0.28	0.08	2.00	892	7
08-31-2015	14.13	0.25	(0.78)	(0.53)	(0.24)	(0.08)	(0.32)	13.28	(3.83)	0.28	0.24	1.82	743	5

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01 and less than $0.005 per share and 0.05%, 0.05% and 0.03% for the periods ended 8-31-19, 8-31-18 and 8-31-17, respectively.
[6] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	39

Financial highlights continued
Multi-Index 2035 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
08-31-2019	14.94	0.33 [5]	(0.28)	0.05	(0.25)	(1.29)	(1.54)	13.45	1.65	0.91	0.63	2.37 [5]	1	19
08-31-2018	14.82	0.24 [5]	0.93	1.17	(0.24)	(0.81)	(1.05)	14.94	8.06	0.93	0.66	1.59 [5]	1	17
08-31-2017	13.77	0.16 [5]	1.43	1.59	(0.20)	(0.34)	(0.54)	14.82	12.02	0.96	0.71	1.15 [5]	1	15
08-31-2016	13.18	0.17	0.78	0.95	(0.17)	(0.19)	(0.36)	13.77	7.39	1.04	0.80	1.29	1	7
08-31-2015	13.98	0.08	(0.64)	(0.56)	(0.15)	(0.09)	(0.24)	13.18	(4.09)	2.39	0.87	0.56	1	6
Class R2
08-31-2019	14.92	0.26 [5]	(0.21)	0.05	(0.27)	(1.29)	(1.56)	13.41	1.71	0.79	0.51	1.93 [5]	1	19
08-31-2018	14.81	0.20 [5]	0.99	1.19	(0.27)	(0.81)	(1.08)	14.92	8.21	0.79	0.52	1.36 [5]	2	17
08-31-2017	13.77	0.21 [5]	1.41	1.62	(0.24)	(0.34)	(0.58)	14.81	12.22	0.73	0.48	1.47 [5]	1	15
08-31-2016	13.17	0.21	0.78	0.99	(0.20)	(0.19)	(0.39)	13.77	7.73	0.78	0.55	1.61	— [6]	7
08-31-2015	13.98	0.24	(0.77)	(0.53)	(0.19)	(0.09)	(0.28)	13.17	(3.93)	2.16	0.67	1.71	— [6]	6
Class R4
08-31-2019	15.00	0.32 [5]	(0.22)	0.10	(0.32)	(1.29)	(1.61)	13.49	2.09	0.54	0.17	2.34 [5]	— [6]	19
08-31-2018	14.88	0.27 [5]	0.98	1.25	(0.32)	(0.81)	(1.13)	15.00	8.61	0.53	0.16	1.79 [5]	— [6]	17
08-31-2017	13.83	0.29 [5]	1.38	1.67	(0.28)	(0.34)	(0.62)	14.88	12.61	0.52	0.16	2.05 [5]	— [6]	15
08-31-2016	13.22	0.26	0.78	1.04	(0.24)	(0.19)	(0.43)	13.83	8.06	0.52	0.22	1.96	— [6]	7
08-31-2015	14.03	0.24	(0.74)	(0.50)	(0.22)	(0.09)	(0.31)	13.22	(3.68)	4.29	0.40	1.72	— [6]	6
Class R6
08-31-2019	14.95	0.31 [5]	(0.19)	0.12	(0.35)	(1.29)	(1.64)	13.43	2.25	0.29	—	2.30 [5]	81	19
08-31-2018	14.83	0.30 [5]	0.97	1.27	(0.34)	(0.81)	(1.15)	14.95	8.81	0.28	—	2.03 [5]	44	17
08-31-2017	13.78	0.19 [5]	1.50	1.69	(0.30)	(0.34)	(0.64)	14.83	12.84	0.27	—	1.34 [5]	15	15
08-31-2016	13.18	0.26	0.79	1.05	(0.26)	(0.19)	(0.45)	13.78	8.21	0.27	0.05	1.99	— [6]	7
08-31-2015	13.99	0.24	(0.71)	(0.47)	(0.25)	(0.09)	(0.34)	13.18	(3.46)	1.29	0.21	1.76	— [6]	6
Class 1
08-31-2019	14.93	0.33 [5]	(0.22)	0.11	(0.34)	(1.29)	(1.63)	13.41	2.19	0.33	0.05	2.46 [5]	1,105	19
08-31-2018	14.82	0.33 [5]	0.92	1.25	(0.33)	(0.81)	(1.14)	14.93	8.70	0.32	0.05	2.23 [5]	1,202	17
08-31-2017	13.77	0.30 [5]	1.39	1.69	(0.30)	(0.34)	(0.64)	14.82	12.80	0.30	0.05	2.14 [5]	1,244	15
08-31-2016	13.17	0.26	0.78	1.04	(0.25)	(0.19)	(0.44)	13.77	8.16	0.30	0.10	2.03	1,192	7
08-31-2015	13.98	0.25	(0.72)	(0.47)	(0.25)	(0.09)	(0.34)	13.17	(3.50)	0.29	0.26	1.82	1,024	6

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, less than $0.005 and less than $0.005 per share and 0.02%, 0.02% and 0.03% for the periods ended 8-31-19, 8-31-18 and 8-31-17, respectively.
[6] Less than $500,000.
40	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2030 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
08-31-2019	14.25	0.31	(0.04) [5]	0.27	(0.25)	(1.09)	(1.34)	13.18	2.98	1.03	0.75	2.30	1	22
08-31-2018	14.33	0.22	0.64	0.86	(0.23)	(0.71)	(0.94)	14.25	6.11	1.00	0.71	1.53	1	18
08-31-2017	13.47	0.18	1.14	1.32	(0.19)	(0.27)	(0.46)	14.33	10.14	0.99	0.73	1.28	1	15
08-31-2016	12.92	0.13	0.79	0.92	(0.17)	(0.20)	(0.37)	13.47	7.23	1.06	0.84	1.03	— [6]	7
08-31-2015	13.64	0.17	(0.67)	(0.50)	(0.14)	(0.08)	(0.22)	12.92	(3.70)	3.12	0.92	1.23	— [6]	7
Class R2
08-31-2019	14.24	0.26	0.02	0.28	(0.27)	(1.09)	(1.36)	13.16	3.21	0.85	0.56	2.00	1	22
08-31-2018	14.32	0.22	0.66	0.88	(0.25)	(0.71)	(0.96)	14.24	6.24	0.84	0.55	1.53	1	18
08-31-2017	13.46	0.18	1.18	1.36	(0.23)	(0.27)	(0.50)	14.32	10.42	0.79	0.53	1.33	1	15
08-31-2016	12.92	0.16	0.77	0.93	(0.19)	(0.20)	(0.39)	13.46	7.38	0.81	0.59	1.25	— [6]	7
08-31-2015	13.65	0.29	(0.76)	(0.47)	(0.18)	(0.08)	(0.26)	12.92	(3.53)	2.20	0.74	2.10	— [6]	7
Class R4
08-31-2019	14.32	0.19	0.15	0.34	(0.32)	(1.09)	(1.41)	13.25	3.57	0.67	0.28	1.48	1	22
08-31-2018	14.39	0.28	0.66	0.94	(0.30)	(0.71)	(1.01)	14.32	6.72	0.58	0.19	1.91	— [6]	18
08-31-2017	13.53	0.28	1.12	1.40	(0.27)	(0.27)	(0.54)	14.39	10.73	0.56	0.20	2.03	— [6]	15
08-31-2016	12.97	0.25	0.74	0.99	(0.23)	(0.20)	(0.43)	13.53	7.80	0.55	0.25	1.94	— [6]	7
08-31-2015	13.69	0.23	(0.66)	(0.43)	(0.21)	(0.08)	(0.29)	12.97	(3.21)	4.41	0.43	1.71	— [6]	7
Class R6
08-31-2019	14.25	0.30	0.05	0.35	(0.34)	(1.09)	(1.43)	13.17	3.73	0.35	0.04	2.33	88	22
08-31-2018	14.33	0.29	0.67	0.96	(0.33)	(0.71)	(1.04)	14.25	6.84	0.33	0.03	2.10	43	18
08-31-2017	13.47	0.21	1.21	1.42	(0.29)	(0.27)	(0.56)	14.33	10.96	0.31	0.04	1.56	16	15
08-31-2016	12.92	0.20	0.80	1.00	(0.25)	(0.20)	(0.45)	13.47	7.95	0.30	0.09	1.63	1	7
08-31-2015	13.64	0.19	(0.59)	(0.40)	(0.24)	(0.08)	(0.32)	12.92	(2.99)	1.21	0.24	1.42	1	7
Class 1
08-31-2019	14.25	0.33	0.02	0.35	(0.34)	(1.09)	(1.43)	13.17	3.67	0.38	0.09	2.54	1,275	22
08-31-2018	14.33	0.32	0.63	0.95	(0.32)	(0.71)	(1.03)	14.25	6.79	0.37	0.08	2.28	1,377	18
08-31-2017	13.48	0.29	1.11	1.40	(0.28)	(0.27)	(0.55)	14.33	10.83	0.35	0.09	2.14	1,468	15
08-31-2016	12.93	0.26	0.73	0.99	(0.24)	(0.20)	(0.44)	13.48	7.89	0.34	0.14	2.02	1,440	7
08-31-2015	13.65	0.25	(0.65)	(0.40)	(0.24)	(0.08)	(0.32)	12.93	(3.03)	0.32	0.29	1.82	1,245	7

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[6] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	41

Financial highlights continued
Multi-Index 2025 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
08-31-2019	13.15	0.24	0.29	0.53	(0.23)	(0.81)	(1.04)	12.64	4.84	1.14	0.85	1.93	— [5]	17
08-31-2018	13.49	0.21	0.25	0.46	(0.21)	(0.59)	(0.80)	13.15	3.46	1.12	0.83	1.57	— [5]	14
08-31-2017	12.97	0.13	0.75	0.88	(0.18)	(0.18)	(0.36)	13.49	7.03	1.15	0.86	1.00	— [5]	14
08-31-2016	12.52	0.17	0.63	0.80	(0.16)	(0.19)	(0.35)	12.97	6.52	1.11	0.90	1.35	— [5]	9
08-31-2015	13.09	0.18	(0.55)	(0.37)	(0.13)	(0.07)	(0.20)	12.52	(2.88)	3.61	0.99	1.38	— [5]	9
Class R2
08-31-2019	13.16	0.26	0.30	0.56	(0.26)	(0.81)	(1.07)	12.65	5.04	0.92	0.63	2.12	1	17
08-31-2018	13.51	0.17	0.33	0.50	(0.26)	(0.59)	(0.85)	13.16	3.74	0.88	0.59	1.36	1	14
08-31-2017	12.99	0.23	0.71	0.94	(0.24)	(0.18)	(0.42)	13.51	7.47	0.70	0.44	1.75	— [5]	14
08-31-2016	12.53	0.22	0.64	0.86	(0.21)	(0.19)	(0.40)	12.99	6.99	0.70	0.50	1.77	— [5]	9
08-31-2015	13.09	0.19	(0.52)	(0.33)	(0.16)	(0.07)	(0.23)	12.53	(2.56)	4.41	0.65	1.49	— [5]	9
Class R4
08-31-2019	13.20	0.31	0.29	0.60	(0.30)	(0.81)	(1.11)	12.69	5.47	0.70	0.30	2.49	— [5]	17
08-31-2018	13.54	0.28	0.26	0.54	(0.29)	(0.59)	(0.88)	13.20	4.05	0.66	0.27	2.06	— [5]	14
08-31-2017	13.02	0.26	0.70	0.96	(0.26)	(0.18)	(0.44)	13.54	7.64	0.63	0.27	2.03	— [5]	14
08-31-2016	12.55	0.25	0.63	0.88	(0.22)	(0.19)	(0.41)	13.02	7.18	0.62	0.32	1.96	— [5]	9
08-31-2015	13.12	0.22	(0.53)	(0.31)	(0.19)	(0.07)	(0.26)	12.55	(2.39)	4.62	0.50	1.71	— [5]	9
Class R6
08-31-2019	13.16	0.31	0.30	0.61	(0.32)	(0.81)	(1.13)	12.64	5.62	0.42	0.12	2.52	70	17
08-31-2018	13.50	0.29	0.27	0.56	(0.31)	(0.59)	(0.90)	13.16	4.24	0.40	0.10	2.21	35	14
08-31-2017	12.98	0.21	0.77	0.98	(0.28)	(0.18)	(0.46)	13.50	7.84	0.38	0.11	1.67	13	14
08-31-2016	12.52	0.22	0.67	0.89	(0.24)	(0.19)	(0.43)	12.98	7.30	0.37	0.15	1.80	1	9
08-31-2015	13.09	0.22	(0.49)	(0.27)	(0.23)	(0.07)	(0.30)	12.52	(2.16)	1.14	0.30	1.70	1	9
Class 1
08-31-2019	13.16	0.33	0.28	0.61	(0.32)	(0.81)	(1.13)	12.64	5.57	0.46	0.17	2.64	1,187	17
08-31-2018	13.50	0.31	0.24	0.55	(0.30)	(0.59)	(0.89)	13.16	4.19	0.44	0.15	2.32	1,313	14
08-31-2017	12.98	0.28	0.69	0.97	(0.27)	(0.18)	(0.45)	13.50	7.79	0.42	0.16	2.15	1,477	14
08-31-2016	12.52	0.25	0.64	0.89	(0.24)	(0.19)	(0.43)	12.98	7.25	0.40	0.20	2.04	1,528	9
08-31-2015	13.09	0.24	(0.52)	(0.28)	(0.22)	(0.07)	(0.29)	12.52	(2.20)	0.39	0.35	1.82	1,352	9

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Less than $500,000.
42	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2020 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
08-31-2019	11.68	0.23	0.48	0.71	(0.22)	(0.45)	(0.67)	11.72	6.59	1.26	0.95	1.99	— [5]	12
08-31-2018	12.39	0.21	(0.14)	0.07	(0.21)	(0.57)	(0.78)	11.68	0.61	1.20	0.89	1.73	— [5]	11
08-31-2017	12.26	0.16	0.31	0.47	(0.20)	(0.14)	(0.34)	12.39	3.94	1.10	0.82	1.35	— [5]	13
08-31-2016	11.92	0.18	0.52	0.70	(0.16)	(0.20)	(0.36)	12.26	6.02	0.97	0.75	1.54	— [5]	13
08-31-2015	12.36	0.15	(0.38)	(0.23)	(0.12)	(0.09)	(0.21)	11.92	(1.88)	4.84	0.99	1.25	— [5]	13
Class R2
08-31-2019	11.69	0.26	0.48	0.74	(0.25)	(0.45)	(0.70)	11.73	6.87	1.01	0.70	2.25	1	12
08-31-2018	12.39	0.20	(0.09)	0.11	(0.24)	(0.57)	(0.81)	11.69	0.84	0.99	0.68	1.70	1	11
08-31-2017	12.24	0.19	0.30	0.49	(0.20)	(0.14)	(0.34)	12.39	4.16	0.96	0.67	1.59	— [5]	13
08-31-2016	11.91	0.20	0.50	0.70	(0.17)	(0.20)	(0.37)	12.24	6.00	0.95	0.71	1.67	— [5]	13
08-31-2015	12.37	0.15	(0.37)	(0.22)	(0.15)	(0.09)	(0.24)	11.91	(1.80)	1.91	0.88	1.27	1	13
Class R4
08-31-2019	11.71	0.27	0.51	0.78	(0.29)	(0.45)	(0.74)	11.75	7.23	0.79	0.37	2.41	— [5]	12
08-31-2018	12.41	0.27	(0.12)	0.15	(0.28)	(0.57)	(0.85)	11.71	1.19	0.74	0.33	2.22	— [5]	11
08-31-2017	12.26	0.24	0.29	0.53	(0.24)	(0.14)	(0.38)	12.41	4.50	0.72	0.34	2.01	— [5]	13
08-31-2016	11.93	0.23	0.51	0.74	(0.21)	(0.20)	(0.41)	12.26	6.34	0.70	0.38	1.94	— [5]	13
08-31-2015	12.38	0.20	(0.38)	(0.18)	(0.18)	(0.09)	(0.27)	11.93	(1.47)	4.93	0.57	1.65	— [5]	13
Class R6
08-31-2019	11.68	0.30	0.50	0.80	(0.31)	(0.45)	(0.76)	11.72	7.46	0.51	0.18	2.68	38	12
08-31-2018	12.38	0.27	(0.10)	0.17	(0.30)	(0.57)	(0.87)	11.68	1.37	0.49	0.17	2.33	21	11
08-31-2017	12.24	0.23	0.31	0.54	(0.26)	(0.14)	(0.40)	12.38	4.61	0.47	0.17	1.92	10	13
08-31-2016	11.91	0.19	0.57	0.76	(0.23)	(0.20)	(0.43)	12.24	6.55	0.45	0.21	1.68	2	13
08-31-2015	12.36	0.22	(0.37)	(0.15)	(0.21)	(0.09)	(0.30)	11.91	(1.23)	1.35	0.38	1.77	— [5]	13
Class 1
08-31-2019	11.67	0.31	0.48	0.79	(0.30)	(0.45)	(0.75)	11.71	7.41	0.55	0.23	2.75	595	12
08-31-2018	12.37	0.28	(0.12)	0.16	(0.29)	(0.57)	(0.86)	11.67	1.33	0.53	0.22	2.38	699	11
08-31-2017	12.23	0.26	0.27	0.53	(0.25)	(0.14)	(0.39)	12.37	4.56	0.50	0.22	2.14	881	13
08-31-2016	11.90	0.24	0.51	0.75	(0.22)	(0.20)	(0.42)	12.23	6.50	0.48	0.26	2.04	1,003	13
08-31-2015	12.36	0.22	(0.38)	(0.16)	(0.21)	(0.09)	(0.30)	11.90	(1.36)	0.46	0.43	1.78	939	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	43

Financial highlights continued
Multi-Index Income Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
08-31-2019	11.12	0.21	0.47	0.68	(0.21)	(0.12)	(0.33)	11.47	6.37	1.22	0.90	1.94	— [5]	11
08-31-2018	11.44	0.18	(0.13)	0.05	(0.19)	(0.18)	(0.37)	11.12	0.43	1.17	0.85	1.58	— [5]	7
08-31-2017	11.40	0.15	0.08	0.23	(0.15)	(0.04)	(0.19)	11.44	2.08	1.09	0.79	1.37	— [5]	5
08-31-2016	11.23	0.13	0.34	0.47	(0.14)	(0.16)	(0.30)	11.40	4.26	1.11	0.85	1.23	— [5]	17 [6]
08-31-2015	11.50	0.12	(0.19)	(0.07)	(0.11)	(0.09)	(0.20)	11.23	(0.63)	5.44	1.06	1.05	— [5]	32
Class R2
08-31-2019	11.11	0.23	0.47	0.70	(0.23)	(0.12)	(0.35)	11.46	6.55	1.06	0.73	2.07	1	11
08-31-2018	11.44	0.18	(0.12)	0.06	(0.21)	(0.18)	(0.39)	11.11	0.54	1.01	0.68	1.67	1	7
08-31-2017	11.39	0.18	0.08	0.26	(0.17)	(0.04)	(0.21)	11.44	2.34	0.89	0.59	1.61	— [5]	5
08-31-2016	11.23	0.15	0.33	0.48	(0.16)	(0.16)	(0.32)	11.39	4.41	0.94	0.67	1.39	— [5]	17 [6]
08-31-2015	11.50	0.14	(0.18)	(0.04)	(0.14)	(0.09)	(0.23)	11.23	(0.38)	4.59	0.82	1.24	— [5]	32
Class R4
08-31-2019	11.12	0.24	0.49	0.73	(0.27)	(0.12)	(0.39)	11.46	6.83	0.85	0.43	2.20	— [5]	11
08-31-2018	11.44	0.23	(0.13)	0.10	(0.24)	(0.18)	(0.42)	11.12	0.87	0.80	0.37	2.05	— [5]	7
08-31-2017	11.39	0.21	0.07	0.28	(0.19)	(0.04)	(0.23)	11.44	2.55	0.78	0.38	1.83	— [5]	5
08-31-2016	11.22	0.18	0.33	0.51	(0.18)	(0.16)	(0.34)	11.39	4.65	0.81	0.45	1.64	— [5]	17 [6]
08-31-2015	11.50	0.17	(0.19)	(0.02)	(0.17)	(0.09)	(0.26)	11.22	(0.22)	5.29	0.65	1.46	— [5]	32
Class R6
08-31-2019	11.11	0.28	0.47	0.75	(0.29)	(0.12)	(0.41)	11.45	7.03	0.56	0.22	2.51	20	11
08-31-2018	11.42	0.24	(0.11)	0.13	(0.26)	(0.18)	(0.44)	11.11	1.13	0.55	0.21	2.17	10	7
08-31-2017	11.37	0.21	0.09	0.30	(0.21)	(0.04)	(0.25)	11.42	2.73	0.53	0.21	1.86	6	5
08-31-2016	11.22	0.16	0.35	0.51	(0.20)	(0.16)	(0.36)	11.37	4.66	0.56	0.28	1.55	2	17 [6]
08-31-2015	11.51	0.19	(0.19)	—	(0.20)	(0.09)	(0.29)	11.22	(0.05)	2.82	0.46	1.65	— [5]	32
Class 1
08-31-2019	11.11	0.29	0.46	0.75	(0.28)	(0.12)	(0.40)	11.46	7.06	0.60	0.27	2.59	339	11
08-31-2018	11.43	0.24	(0.13)	0.11	(0.25)	(0.18)	(0.43)	11.11	0.99	0.59	0.26	2.19	394	7
08-31-2017	11.38	0.22	0.08	0.30	(0.21)	(0.04)	(0.25)	11.43	2.68	0.56	0.26	1.96	499	5
08-31-2016	11.22	0.20	0.31	0.51	(0.19)	(0.16)	(0.35)	11.38	4.70	0.59	0.33	1.78	627	17 [6]
08-31-2015	11.51	0.18	(0.19)	(0.01)	(0.19)	(0.09)	(0.28)	11.22	(0.10)	0.55	0.51	1.60	404	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Less than $500,000.
[6] Excludes merger activity.
44	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (collectively, Multi-Index Preservation Portfolios, or the portfolios and each individually, the portfolio), ten of which are presented in this report. The portfolios operate as “funds of funds” that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio, with the exception of Multi-Index Income Preservation Portfolio, is to seek high total return until the portfolio’s target retirement date, with a greater focus on income as the target date approaches. The investment objective of Multi-Index Income Preservation Portfolio is to seek total return with a focus on current income. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2060 Preservation Portfolio
Investments in securities:
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	45

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2060 Preservation Portfolio (continued)
Assets
Affiliated investment companies	$65,933,633	$65,933,633	—	—
Unaffiliated investment companies	26,471,110	26,471,110	—	—
Securities lending collateral	1,564,153	1,564,153	—	—
Short-term investments	1,098,480	364,618	$733,862	—
Total investments in securities	$95,067,376	$94,333,514	$733,862	—

Multi-Index 2055 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$188,685,869	$188,685,869	—	—
Unaffiliated investment companies	76,129,306	76,129,306	—	—
Securities lending collateral	4,876,405	4,876,405	—	—
Short-term investments	2,823,890	543,639	$2,280,251	—
Total investments in securities	$272,515,470	$270,235,219	$2,280,251	—

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$427,067,495	$427,067,495	—	—
Unaffiliated investment companies	172,064,254	172,064,254	—	—
Securities lending collateral	10,168,844	10,168,844	—	—
Short-term investments	6,306,304	1,077,659	$5,228,645	—
Total investments in securities	$615,606,897	$610,378,252	$5,228,645	—

Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$527,386,367	$527,386,367	—	—
Unaffiliated investment companies	227,750,844	227,750,844	—	—
Securities lending collateral	14,028,524	14,028,524	—	—
Short-term investments	6,835,104	1,457,097	$5,378,007	—
Total investments in securities	$776,000,839	$770,622,832	$5,378,007	—

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$610,750,351	$610,750,351	—	—
Unaffiliated investment companies	316,848,564	316,848,564	—	—
Securities lending collateral	29,898,994	29,898,994	—	—
Short-term investments	8,685,332	2,175,166	$6,510,166	—
Total investments in securities	$966,183,241	$959,673,075	$6,510,166	—

Multi-Index 2035 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$688,995,663	$688,995,663	—	—
Unaffiliated investment companies	480,759,755	480,759,755	—	—
Securities lending collateral	42,789,437	42,789,437	—	—
Short-term investments	17,928,078	1,886,661	$16,041,417	—
Total investments in securities	$1,230,472,933	$1,214,431,516	$16,041,417	—

46	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$605,980,861	$605,980,861	—	—
Unaffiliated investment companies	737,633,290	737,633,290	—	—
Securities lending collateral	52,492,246	52,492,246	—	—
Short-term investments	21,779,631	2,432,349	$19,347,282	—
Total investments in securities	$1,417,886,028	$1,398,538,746	$19,347,282	—

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$347,769,533	$347,769,533	—	—
Unaffiliated investment companies	881,331,366	881,331,366	—	—
Securities lending collateral	22,884,044	22,884,044	—	—
Short-term investments	30,231,393	2,983,887	$27,247,506	—
Total investments in securities	$1,282,216,336	$1,254,968,830	$27,247,506	—

Multi-Index 2020 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$68,771,980	$68,771,980	—	—
Unaffiliated investment companies	551,081,861	551,081,861	—	—
Securities lending collateral	11,481,974	11,481,974	—	—
Short-term investments	13,945,824	957,355	$12,988,469	—
Total investments in securities	$645,281,639	$632,293,170	$12,988,469	—

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$16,598,596	$16,598,596	—	—
Unaffiliated investment companies	335,344,289	335,344,289	—	—
Securities lending collateral	5,305,173	5,305,173	—	—
Short-term investments	7,578,716	3,105	$7,575,611	—
Total investments in securities	$364,826,774	$357,251,163	$7,575,611	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	47

receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at August 31, 2019:
Portfolio	Market value of securities on loan	Cash collateral received
Multi-Index 2060 Preservation Portfolio	$1,530,020	$1,563,870
Multi-Index 2055 Preservation Portfolio	4,768,388	4,876,110
Multi-Index 2050 Preservation Portfolio	9,916,880	10,158,570
Multi-Index 2045 Preservation Portfolio	13,724,980	14,028,630
Multi-Index 2040 Preservation Portfolio	29,129,751	29,888,650
Multi-Index 2035 Preservation Portfolio	41,771,158	42,769,125
Multi-Index 2030 Preservation Portfolio	51,273,797	52,463,805
Multi-Index 2025 Preservation Portfolio	22,308,460	22,883,160
Multi-Index 2020 Preservation Portfolio	11,159,880	11,480,850
Multi-Index Income Preservation Portfolio	5,188,960	5,303,760
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2019, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2019 were as follows:
Portfolio	Commitment fee
Multi-Index 2060 Preservation Portfolio	$2,185
Multi-Index 2055 Preservation Portfolio	2,599
Multi-Index 2050 Preservation Portfolio	3,382
Multi-Index 2045 Preservation Portfolio	3,765
Multi-Index 2040 Preservation Portfolio	4,181
Multi-Index 2035 Preservation Portfolio	4,760
Multi-Index 2030 Preservation Portfolio	5,168
Multi-Index 2025 Preservation Portfolio	4,960
Multi-Index 2020 Preservation Portfolio	3,560
Multi-Index Income Preservation Portfolio	2,889
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
48	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

For federal income tax purposes, the costs of investments owned on August 31, 2019, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Preservation Portfolio	$100,061,450	$1,749,242	$(6,743,316)	$(4,994,074)
Multi-Index 2055 Preservation Portfolio	285,345,520	8,281,062	(21,111,112)	(12,830,050)
Multi-Index 2050 Preservation Portfolio	611,422,403	11,781,353	(7,596,859)	4,184,494
Multi-Index 2045 Preservation Portfolio	753,131,954	23,839,547	(970,662)	22,868,885
Multi-Index 2040 Preservation Portfolio	926,898,349	40,577,549	(1,292,657)	39,284,892
Multi-Index 2035 Preservation Portfolio	1,166,072,275	66,048,342	(1,647,684)	64,400,658
Multi-Index 2030 Preservation Portfolio	1,327,748,856	91,948,619	(1,811,447)	90,137,172
Multi-Index 2025 Preservation Portfolio	1,199,182,823	84,485,746	(1,452,233)	83,033,513
Multi-Index 2020 Preservation Portfolio	617,511,450	28,257,688	(487,499)	27,770,189
Multi-Index Income Preservation Portfolio	350,375,984	14,586,722	(135,932)	14,450,790
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2019 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multi-Index 2060 Preservation Portfolio	$1,619,034	$3,228,117	$4,847,151
Multi-Index 2055 Preservation Portfolio	6,305,224	19,851,328	26,156,552
Multi-Index 2050 Preservation Portfolio	15,211,126	53,251,706	68,462,832
Multi-Index 2045 Preservation Portfolio	20,077,561	67,405,689	87,483,250
Multi-Index 2040 Preservation Portfolio	24,488,801	85,222,056	109,710,857
Multi-Index 2035 Preservation Portfolio	32,716,013	99,591,346	132,307,359
Multi-Index 2030 Preservation Portfolio	38,651,760	99,041,811	137,693,571
Multi-Index 2025 Preservation Portfolio	34,541,872	75,417,364	109,959,236
Multi-Index 2020 Preservation Portfolio	18,898,915	24,635,434	43,534,349
Multi-Index Income Preservation Portfolio	9,916,778	3,686,398	13,603,176
The tax character of distributions for the year ended August 31, 2018 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multi-Index 2060 Preservation Portfolio	$923,718	$479,027	$1,402,745
Multi-Index 2055 Preservation Portfolio	6,077,473	9,265,020	15,342,493
Multi-Index 2050 Preservation Portfolio	16,281,198	29,764,098	46,045,296
Multi-Index 2045 Preservation Portfolio	21,701,953	36,916,228	58,618,181
Multi-Index 2040 Preservation Portfolio	27,361,435	47,800,594	75,162,029
Multi-Index 2035 Preservation Portfolio	34,278,626	58,843,242	93,121,868
Multi-Index 2030 Preservation Portfolio	38,456,475	64,422,371	102,878,846
Multi-Index 2025 Preservation Portfolio	40,027,264	52,743,654	92,770,918
Multi-Index 2020 Preservation Portfolio	21,513,183	36,293,594	57,806,777
Multi-Index Income Preservation Portfolio	10,664,810	7,025,229	17,690,039
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multi-Index 2060 Preservation Portfolio	$442,067	$5,573,372
Multi-Index 2055 Preservation Portfolio	1,374,521	20,576,282
Multi-Index 2050 Preservation Portfolio	3,198,293	48,199,336
Multi-Index 2045 Preservation Portfolio	4,574,544	59,609,627
Multi-Index 2040 Preservation Portfolio	6,172,192	70,149,347
Multi-Index 2035 Preservation Portfolio	9,036,434	78,954,263
Multi-Index 2030 Preservation Portfolio	13,241,713	70,999,672
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	49

Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multi-Index 2025 Preservation Portfolio	$16,708,303	$48,610,948
Multi-Index 2020 Preservation Portfolio	9,958,618	10,844,574
Multi-Index Income Preservation Portfolio	5,297,711	2,865,549
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management (US) LLC, a division of Manulife Asset Management (US) LLC. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC (known as John Hancock Investment Management Services, LLC prior to June 28, 2019) and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Prior to January 1, 2019, the Advisor also had a subadvisory agreement with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. Effective January 1, 2019, Manulife Investment Management (US) LLC is the portfolios’ sole subadvisor.
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a Percentage of average net assets
Multi-Index 2060 Preservation Portfolio	0.37%
Multi-Index 2055 Preservation Portfolio	0.38%
Multi-Index 2050 Preservation Portfolio	0.38%
Multi-Index 2045 Preservation Portfolio	0.37%
Multi-Index 2040 Preservation Portfolio	0.36%
Portfolio	Expense limitation as a Percentage of average net assets
Multi-Index 2035 Preservation Portfolio	0.36%
Multi-Index 2030 Preservation Portfolio	0.36%
Multi-Index 2025 Preservation Portfolio	0.35%
Multi-Index 2020 Preservation Portfolio	0.33%
Multi-Index Income Preservation Portfolio	0.34%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as a portion of the Other income received from advisor in the Statements of operations.
50	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

Prior to January 1, 2019, the Advisor had contractually agreed to waive its management fees and/or reimburse certain expenses, including underlying fund expenses, to reduce total annual portfolio operating expenses by the amount indicated below of the respective portfolios’ average net assets.
Portfolio	Expense limitation as a Percentage of average net assets
Multi-Index 2060 Preservation Portfolio	0.29%
Multi-Index 2055 Preservation Portfolio	0.28%
Multi-Index 2050 Preservation Portfolio	0.28%
Multi-Index 2045 Preservation Portfolio	0.29%
Multi-Index 2040 Preservation Portfolio	0.29%
Portfolio	Expense limitation as a Percentage of average net assets
Multi-Index 2035 Preservation Portfolio	0.29%
Multi-Index 2030 Preservation Portfolio	0.29%
Multi-Index 2025 Preservation Portfolio	0.29%
Multi-Index 2020 Preservation Portfolio	0.31%
Multi-Index Income Preservation Portfolio	0.31%

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of each portfolio, as applicable, to the extent they exceed 0.00% of average net assets attributable to the class. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to January 1, 2019, the Advisor had contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of each portfolio exceeded 0.05% of the average net assets of each portfolio. “Other expenses” means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business, class specific fees, underlying fund expenses (acquired fund fees), and short dividend expense.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average annual net assets and 0.50% of the portfolio’s average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the year ended August 31, 2019, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense Reimbursement by Class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Multi-Index 2060 Preservation Portfolio	$205	$508	$400	$7,804	$297,180	$306,097
Multi-Index 2055 Preservation Portfolio	118	358	118	1,775	668,826	671,195
Multi-Index 2050 Preservation Portfolio	762	2,653	351	114,457	1,275,030	1,393,253
Multi-Index 2045 Preservation Portfolio	1,056	1,832	103	108,175	1,666,226	1,777,392
Multi-Index 2040 Preservation Portfolio	636	1,416	158	138,546	2,176,949	2,317,705
Multi-Index 2035 Preservation Portfolio	2,550	4,440	127	174,820	3,077,473	3,259,410
Multi-Index 2030 Preservation Portfolio	2,605	3,513	842	186,847	3,740,228	3,934,035
Multi-Index 2025 Preservation Portfolio	1,007	4,523	172	150,019	3,546,430	3,702,151
Multi-Index 2020 Preservation Portfolio	578	3,723	213	95,819	1,989,672	2,090,005
Multi-Index Income Preservation Portfolio	543	2,028	314	49,535	1,162,111	1,214,531
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multi-Index 2060 Preservation Portfolio	0.00%
Multi-Index 2055 Preservation Portfolio	0.00%
Multi-Index 2050 Preservation Portfolio	0.00%
Multi-Index 2045 Preservation Portfolio	0.00%
Multi-Index 2040 Preservation Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multi-Index 2035 Preservation Portfolio	0.00%
Multi-Index 2030 Preservation Portfolio	0.01%
Multi-Index 2025 Preservation Portfolio	0.08%
Multi-Index 2020 Preservation Portfolio	0.13%
Multi-Index Income Preservation Portfolio	0.15%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as indicated in the below table, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	51

distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee	Service fee
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2019:
Portfolio	Class R4
Multi-Index 2060 Preservation Portfolio	$96
Multi-Index 2055 Preservation Portfolio	44
Multi-Index 2050 Preservation Portfolio	149
Multi-Index 2045 Preservation Portfolio	44
Multi-Index 2040 Preservation Portfolio	64
Portfolio	Class R4
Multi-Index 2035 Preservation Portfolio	$46
Multi-Index 2030 Preservation Portfolio	291
Multi-Index 2025 Preservation Portfolio	59
Multi-Index 2020 Preservation Portfolio	68
Multi-Index Income Preservation Portfolio	98

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2060 Preservation Portfolio	Class R1	$249	$6
	Class R2	500	16
	Class R4	240	12
	Class R6	—	237
	Class 1	35,912	—
	Total	$36,901	$271
Multi-Index 2055 Preservation Portfolio	Class R1	$221	$6
	Class R2	563	17
	Class R4	110	5
	Class R6	—	80
	Class 1	125,177	—
	Total	$126,071	$108
Multi-Index 2050 Preservation Portfolio	Class R1	$2,419	$42
	Class R2	5,604	144
	Class R4	464	18
	Class R6	—	5,845
	Class 1	270,200	—
	Total	$278,687	$6,049
Multi-Index 2045 Preservation Portfolio	Class R1	$3,311	$58
	Class R2	3,897	101
	Class R4	109	5
	Class R6	—	5,565
	Class 1	354,023	—
	Total	$361,340	$5,729
Multi-Index 2040 Preservation Portfolio	Class R1	$1,898	$33
	Class R2	2,848	74
	Class R4	177	8
	Class R6	—	6,752
	Class 1	438,741	—
	Total	$443,664	$6,867
52	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2035 Preservation Portfolio	Class R1	$5,754	$122
	Class R2	8,053	208
	Class R4	117	6
	Class R6	—	7,750
	Class 1	558,961	—
	Total	$572,885	$8,086
Multi-Index 2030 Preservation Portfolio	Class R1	$6,203	$118
	Class R2	6,064	156
	Class R4	940	35
	Class R6	—	7,871
	Class 1	645,581	—
	Total	$658,788	$8,180
Multi-Index 2025 Preservation Portfolio	Class R1	$2,475	$45
	Class R2	7,748	200
	Class R4	162	7
	Class R6	—	6,287
	Class 1	607,846	—
	Total	$618,231	$6,539
Multi-Index 2020 Preservation Portfolio	Class R1	$1,378	$24
	Class R2	5,907	153
	Class R4	188	8
	Class R6	—	3,736
	Class 1	316,053	—
	Total	$323,526	$3,921
Multi-Index Income Preservation Portfolio	Class R1	$1,111	$22
	Class R2	3,122	81
	Class R4	289	12
	Class R6	—	1,883
	Class 1	179,791	—
	Total	$184,313	$1,998
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Multi-Index 2020 Preservation Portfolio	Lender	$800,000	1	1.910%	$42
Note 5—Portfolio share transactions
Transactions in portfolios'shares for the years ended August 31, 2019 and 2018 were as follows:
Multi-Index 2060 Preservation Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	3,110	$36,128	—	—
Repurchased	(1,448)	(17,004)	(5,987)	$(74,598)
Net increase (decrease)	1,662	$19,124	(5,987)	$(74,598)
Class R2 shares
Sold	12,446	$148,048	723	$8,947
Distributions reinvested	564	5,831	—	—
Repurchased	(4,451)	(52,707)	(5,996)	(74,890)
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	53

Multi-Index 2060 Preservation Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Net increase (decrease)	8,559	$101,172	(5,273)	$(65,943)
Class R4 shares
Sold	1,119	$13,143	1,666	$20,580
Distributions reinvested	309	3,196	79	968
Repurchased	(62)	(737)	(6,216)	(77,977)
Net increase (decrease)	1,366	$15,602	(4,471)	$(56,429)
Class R6 shares
Sold	299,819	$3,494,897	72,160	$897,585
Distributions reinvested	9,618	99,454	93	1,131
Repurchased	(106,187)	(1,213,812)	(8,474)	(106,334)
Net increase	203,250	$2,380,539	63,779	$792,382
Class 1 shares
Sold	3,047,506	$35,597,171	2,597,628	$32,076,716
Distributions reinvested	457,740	4,728,450	114,216	1,393,438
Repurchased	(451,792)	(5,159,715)	(302,375)	(3,768,344)
Net increase	3,053,454	$35,165,906	2,409,469	$29,701,810
Total net increase	3,268,291	$37,682,343	2,457,517	$30,297,222

Multi-Index 2055 Preservation Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Repurchased	—	—	(5,967)	$(73,991)
Net decrease	—	—	(5,967)	$(73,991)
Class R2 shares
Sold	5,800	$62,936	4,954	$58,519
Distributions reinvested	843	8,061	—	—
Repurchased	(193)	(2,113)	(6,079)	(75,853)
Net increase (decrease)	6,450	$68,884	(1,125)	$(17,334)
Class R4 shares
Sold	42	$455	—	—
Repurchased	—	—	(5,980)	$(74,391)
Net increase (decrease)	42	$455	(5,980)	$(74,391)
Class R6 shares
Sold	88,583	$951,263	29,537	$357,942
Distributions reinvested	4,246	40,594	145	1,705
Repurchased	(10,754)	(117,146)	(8,085)	(99,943)
Net increase	82,075	$874,711	21,597	$259,704
Class 1 shares
Sold	3,202,580	$34,774,292	3,271,632	$39,198,246
Distributions reinvested	2,732,274	26,093,220	1,303,349	15,327,383
Repurchased	(2,035,797)	(22,149,092)	(1,760,900)	(21,255,080)
Net increase	3,899,057	$38,718,420	2,814,081	$33,270,549
Total net increase	3,987,624	$39,662,470	2,822,606	$33,364,537

54	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

Multi-Index 2050 Preservation Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	19,456	$239,093	11,609	$158,015
Distributions reinvested	2,294	24,597	823	10,991
Repurchased	(14,352)	(178,016)	(14,150)	(195,115)
Net increase (decrease)	7,398	$85,674	(1,718)	$(26,109)
Class R2 shares
Sold	48,556	$588,051	53,171	$714,715
Distributions reinvested	6,002	64,223	829	11,061
Repurchased	(61,870)	(752,739)	(20,182)	(279,731)
Net increase (decrease)	(7,312)	$(100,465)	33,818	$446,045
Class R4 shares
Sold	28,951	$345,864	24	$332
Distributions reinvested	28	305	—	—
Repurchased	(6)	(75)	(6,498)	(92,791)
Net increase (decrease)	28,973	$346,094	(6,474)	$(92,459)
Class R6 shares
Sold	3,743,422	$45,144,155	1,821,745	$24,780,189
Distributions reinvested	393,443	4,194,100	88,840	1,181,573
Repurchased	(959,958)	(11,661,179)	(525,343)	(7,149,396)
Net increase	3,176,907	$37,677,076	1,385,242	$18,812,366
Class 1 shares
Sold	2,748,461	$33,552,020	2,090,337	$28,474,463
Distributions reinvested	6,008,900	64,114,967	3,368,889	44,806,224
Repurchased	(6,301,861)	(76,358,017)	(5,867,967)	(80,373,176)
Net increase (decrease)	2,455,500	$21,308,970	(408,741)	$(7,092,489)
Total net increase	5,661,466	$59,317,349	1,002,127	$12,047,354

Multi-Index 2045 Preservation Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	9,002	$121,436	9,167	$139,779
Distributions reinvested	2,785	33,616	1,818	27,281
Repurchased	(16,717)	(226,159)	(11,909)	(180,596)
Net decrease	(4,930)	$(71,107)	(924)	$(13,536)
Class R2 shares
Sold	21,399	$290,771	29,256	$446,192
Distributions reinvested	4,103	49,484	1,040	15,599
Repurchased	(60,388)	(857,473)	(3,387)	(53,435)
Net increase (decrease)	(34,886)	$(517,218)	26,909	$408,356
Class R4 shares
Sold	127	$1,746	—	—
Repurchased	(9)	(120)	(5,785)	$(92,791)
Net increase (decrease)	118	$1,626	(5,785)	$(92,791)
Class R6 shares
Sold	2,822,164	$38,572,513	1,712,593	$26,193,660
Distributions reinvested	360,400	4,332,011	73,547	1,100,260
Repurchased	(900,748)	(12,367,280)	(384,762)	(5,892,457)
Net increase	2,281,816	$30,537,244	1,401,378	$21,401,463
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	55

Multi-Index 2045 Preservation Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,540,426	$34,838,775	2,470,316	$37,858,154
Distributions reinvested	6,905,298	83,001,677	3,838,283	57,420,719
Repurchased	(7,205,411)	(99,188,956)	(6,096,302)	(93,416,864)
Net increase	2,240,313	$18,651,496	212,297	$1,862,009
Total net increase	4,482,431	$48,602,041	1,633,875	$23,565,501

Multi-Index 2040 Preservation Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	9,411	$126,473	11,446	$172,830
Distributions reinvested	1,533	18,384	771	11,455
Repurchased	(7,926)	(106,478)	(16,803)	(256,007)
Net increase (decrease)	3,018	$38,379	(4,586)	$(71,722)
Class R2 shares
Sold	17,183	$231,124	42,524	$641,630
Distributions reinvested	3,576	42,802	247	3,665
Repurchased	(32,093)	(431,798)	(27,593)	(432,491)
Net increase (decrease)	(11,334)	$(157,872)	15,178	$212,804
Class R4 shares
Sold	4,368	$58,309	114	$1,731
Distributions reinvested	29	348	37	548
Repurchased	(686)	(9,317)	(6,166)	(98,002)
Net increase (decrease)	3,711	$49,340	(6,015)	$(95,723)
Class R6 shares
Sold	3,525,674	$47,396,317	1,944,327	$29,410,001
Distributions reinvested	429,618	5,121,049	103,511	1,531,970
Repurchased	(1,044,643)	(14,166,903)	(523,440)	(7,868,209)
Net increase	2,910,649	$38,350,463	1,524,398	$23,073,762
Class 1 shares
Sold	2,577,821	$35,463,258	2,291,880	$34,622,123
Distributions reinvested	8,758,356	104,487,193	4,965,632	73,590,666
Repurchased	(9,391,111)	(128,161,158)	(9,775,368)	(148,584,048)
Net increase (decrease)	1,945,066	$11,789,293	(2,517,856)	$(40,371,259)
Total net increase (decrease)	4,851,110	$50,069,603	(988,881)	$(17,252,138)

Multi-Index 2035 Preservation Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	7,509	$99,656	7,998	$118,083
Distributions reinvested	10,451	124,573	5,339	77,688
Repurchased	(63,613)	(806,642)	(3,765)	(55,394)
Net increase (decrease)	(45,653)	$(582,413)	9,572	$140,377
Class R2 shares
Sold	40,385	$539,969	71,859	$1,044,921
Distributions reinvested	8,668	103,068	1,762	25,588
Repurchased	(67,261)	(922,660)	(2,873)	(42,772)
Net increase (decrease)	(18,208)	$(279,623)	70,748	$1,027,737
56	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

Multi-Index 2035 Preservation Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	688	$9,196	—	—
Repurchased	—	—	(5,683)	$(88,257)
Net increase (decrease)	688	$9,196	(5,683)	$(88,257)
Class R6 shares
Sold	3,763,397	$50,118,375	2,421,437	$35,794,465
Distributions reinvested	491,002	5,823,282	112,242	1,626,382
Repurchased	(1,186,877)	(15,827,515)	(622,692)	(9,206,971)
Net increase	3,067,522	$40,114,142	1,910,987	$28,213,876
Class 1 shares
Sold	3,261,897	$43,483,195	2,932,151	$43,188,714
Distributions reinvested	10,647,487	126,172,725	6,308,579	91,348,218
Repurchased	(12,067,282)	(162,832,982)	(12,670,626)	(187,723,309)
Net increase (decrease)	1,842,102	$6,822,938	(3,429,896)	$(53,186,377)
Total net increase (decrease)	4,846,451	$46,084,240	(1,444,272)	$(23,892,644)

Multi-Index 2030 Preservation Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	31,840	$410,870	28,479	$402,056
Distributions reinvested	3,812	44,947	1,540	21,541
Repurchased	(61,412)	(749,711)	(1,975)	(27,939)
Net increase (decrease)	(25,760)	$(293,894)	28,044	$395,658
Class R2 shares
Sold	36,824	$471,509	42,525	$598,573
Distributions reinvested	5,518	64,839	1,374	19,182
Repurchased	(67,318)	(885,980)	(36,510)	(535,214)
Net increase (decrease)	(24,976)	$(349,632)	7,389	$82,541
Class R4 shares
Sold	64,235	$827,420	—	—
Repurchased	—	—	(5,562)	$(82,818)
Net increase (decrease)	64,235	$827,420	(5,562)	$(82,818)
Class R6 shares
Sold	4,462,309	$57,461,999	2,642,555	$37,326,527
Distributions reinvested	418,652	4,906,584	111,374	1,551,438
Repurchased	(1,235,860)	(16,112,810)	(881,926)	(12,447,250)
Net increase	3,645,101	$46,255,773	1,872,003	$26,430,715
Class 1 shares
Sold	3,462,788	$45,190,001	3,984,240	$56,232,720
Distributions reinvested	11,299,520	132,543,363	7,266,661	101,224,584
Repurchased	(14,543,945)	(190,623,273)	(17,070,947)	(242,000,743)
Net increase (decrease)	218,363	$(12,889,909)	(5,820,046)	$(84,543,439)
Total net increase (decrease)	3,876,963	$33,549,758	(3,918,172)	$(57,717,343)

ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	57

Multi-Index 2025 Preservation Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	6,132	$75,288	8,731	$114,702
Distributions reinvested	1,098	12,534	657	8,563
Repurchased	(9,135)	(113,292)	(4,489)	(61,669)
Net increase (decrease)	(1,905)	$(25,470)	4,899	$61,596
Class R2 shares
Sold	19,333	$237,270	105,660	$1,367,748
Distributions reinvested	9,101	103,845	35	457
Repurchased	(23,814)	(299,822)	(14,447)	(195,122)
Net increase	4,620	$41,293	91,248	$1,173,083
Class R4 shares
Sold	577	$7,168	495	$6,542
Distributions reinvested	93	1,063	29	380
Repurchased	(31)	(387)	(5,336)	(74,071)
Net increase (decrease)	639	$7,844	(4,812)	$(67,149)
Class R6 shares
Sold	3,822,441	$47,032,557	2,225,395	$29,222,067
Distributions reinvested	312,305	3,550,905	91,430	1,187,669
Repurchased	(1,274,172)	(15,773,419)	(621,658)	(8,146,939)
Net increase	2,860,574	$34,810,043	1,695,167	$22,262,797
Class 1 shares
Sold	2,072,072	$25,570,099	3,403,109	$44,543,652
Distributions reinvested	9,344,988	106,252,510	7,047,793	91,550,830
Repurchased	(17,258,590)	(214,109,445)	(20,099,494)	(266,264,505)
Net decrease	(5,841,530)	$(82,286,836)	(9,648,592)	$(130,170,023)
Total net decrease	(2,977,602)	$(47,453,126)	(7,862,090)	$(106,739,696)

Multi-Index 2020 Preservation Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	2,291	$26,018	3,038	$35,869
Distributions reinvested	929	9,975	988	11,576
Repurchased	(2,624)	(30,005)	(13,118)	(156,061)
Net increase (decrease)	596	$5,988	(9,092)	$(108,616)
Class R2 shares
Sold	14,602	$163,909	72,005	$833,980
Distributions reinvested	4,401	47,219	—	—
Repurchased	(20,093)	(228,320)	(2,285)	(26,556)
Net increase (decrease)	(1,090)	$(17,192)	69,720	$807,424
Class R4 shares
Sold	6,648	$75,098	—	—
Repurchased	(385)	(4,461)	(4,987)	$(62,437)
Net increase (decrease)	6,263	$70,637	(4,987)	$(62,437)
Class R6 shares
Sold	2,296,812	$25,897,714	1,532,099	$18,092,526
Distributions reinvested	151,818	1,621,417	77,503	903,682
Repurchased	(999,623)	(11,312,141)	(610,924)	(7,201,932)
Net increase	1,449,007	$16,206,990	998,678	$11,794,276
58	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

Multi-Index 2020 Preservation Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,644,961	$18,650,648	1,335,586	$15,794,717
Distributions reinvested	3,920,044	41,826,866	4,880,582	56,858,785
Repurchased	(14,636,881)	(165,890,122)	(17,549,735)	(207,956,345)
Net decrease	(9,071,876)	$(105,412,608)	(11,333,567)	$(135,302,843)
Total net decrease	(7,617,100)	$(89,146,185)	(10,279,248)	$(122,872,196)

Multi-Index Income Preservation Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,534	$16,938	1,416	$15,794
Distributions reinvested	188	2,001	166	1,841
Repurchased	(531)	(5,875)	(14,369)	(164,955)
Net increase (decrease)	1,191	$13,064	(12,787)	$(147,320)
Class R2 shares
Sold	19,188	$212,194	34,555	$380,655
Distributions reinvested	1,280	13,599	213	2,363
Repurchased	(3,882)	(42,982)	(19,892)	(225,335)
Net increase	16,586	$182,811	14,876	$157,683
Class R4 shares
Sold	14,840	$164,471	93	$1,024
Distributions reinvested	5	58	—	—
Repurchased	(904)	(10,318)	(13,724)	(157,691)
Net increase (decrease)	13,941	$154,211	(13,631)	$(156,667)
Class R6 shares
Sold	1,206,912	$13,229,364	738,469	$8,192,367
Distributions reinvested	38,076	402,849	23,369	258,226
Repurchased	(441,681)	(4,902,584)	(355,877)	(3,938,011)
Net increase	803,307	$8,729,629	405,961	$4,512,582
Class 1 shares
Sold	1,553,675	$16,989,137	1,150,846	$12,854,136
Distributions reinvested	1,244,143	13,175,471	1,574,672	17,415,869
Repurchased	(8,620,537)	(95,066,668)	(10,930,980)	(121,965,600)
Net decrease	(5,822,719)	$(64,902,060)	(8,205,462)	$(91,695,595)
Total net decrease	(4,987,694)	$(55,822,345)	(7,811,043)	$(87,329,317)
Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multi-Index 2060 Preservation Porfolio	R1	71%
Multi-Index 2060 Preservation Porfolio	R2	30%
Multi-Index 2060 Preservation Porfolio	R4	45%
Multi-Index 2060 Preservation Porfolio	1	100%
Multi-Index 2055 Preservation Porfolio	R1	100%
Multi-Index 2055 Preservation Porfolio	R2	26%
Multi-Index 2055 Preservation Porfolio	R4	99%
Multi-Index 2055 Preservation Porfolio	1	100%
Multi-Index 2050 Preservation Porfolio	R4	11%
Multi-Index 2050 Preservation Porfolio	1	100%
Multi-Index 2045 Preservation Porfolio	R4	96%
Multi-Index 2045 Preservation Porfolio	1	100%
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	59

Portfolio	Class	% by Class
Multi-Index 2040 Preservation Porfolio	R4	45%
Multi-Index 2040 Preservation Porfolio	1	100%
Multi-Index 2035 Preservation Porfolio	R4	82%
Multi-Index 2035 Preservation Porfolio	1	100%
Multi-Index 2030 Preservation Porfolio	R4	5%
Multi-Index 2030 Preservation Porfolio	1	100%
Multi-Index 2025 Preservation Porfolio	R4	71%
Multi-Index 2025 Preservation Porfolio	1	100%
Multi-Index 2020 Preservation Porfolio	R4	39%
Multi-Index 2020 Preservation Porfolio	1	100%
Multi-Index Income Preservation Porfolio	R1	28%
Multi-Index Income Preservation Porfolio	R4	23%
Multi-Index Income Preservation Porfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2019:

Portfolio	Purchases	Sales
Multi-Index 2060 Preservation Portfolio	$47,152,745	$8,048,437
Multi-Index 2055 Preservation Portfolio	70,735,893	32,948,069
Multi-Index 2050 Preservation Portfolio	144,873,515	95,178,185
Multi-Index 2045 Preservation Portfolio	159,140,923	121,117,019
Multi-Index 2040 Preservation Portfolio	194,657,116	164,924,994
Multi-Index 2035 Preservation Portfolio	240,555,425	229,759,677
Multi-Index 2030 Preservation Portfolio	294,658,878	310,379,433
Multi-Index 2025 Preservation Portfolio	214,480,985	324,369,915
Multi-Index 2020 Preservation Portfolio	77,799,422	199,774,030
Multi-Index Income Preservation Portfolio	41,577,892	108,024,310
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At August 31, 2019, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multi-Index 2050 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	5.8%
Multi-Index 2045 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	7.2%
Multi-Index 2040 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.3%
Multi-Index 2035 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	9.4%
Multi-Index 2030 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.3%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust*	176,786	1,855,070	(1,875,547)	156,309	—	—	$601	$16	$1,564,153
Short Term Government Income	55,733	20,047	(75,780)	—	$5,879	—	(1,454)	5,393	—
60	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	3,109,157	3,108,065	(298,583)	5,918,639	$856,143	$5,833,124	$(1,204,689)	$(5,711,599)	$65,933,633
					$862,022	$5,833,124	$(1,205,542)	$(5,706,190)	$67,497,786
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust*	733,698	14,783,987	(15,030,376)	487,309	—	—	$2,202	$(610)	$4,876,405
Short Term Government Income	236,791	36,332	(273,123)	—	$22,746	—	(38,603)	51,184	—
Strategic Equity Allocation	13,204,854	4,726,994	(994,158)	16,937,690	3,145,390	$21,430,345	(2,985,241)	(24,142,310)	188,685,869
					$3,168,136	$21,430,345	$(3,021,642)	$(24,091,736)	$193,562,274
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust*	3,134,704	15,506,264	(17,624,775)	1,016,193	—	—	$8,784	$(2,699)	$10,168,844
Short Term Government Income	573,330	71,541	(644,871)	—	$54,353	—	(145,569)	174,819	—
Strategic Equity Allocation	32,003,493	9,593,565	(3,260,658)	38,336,400	7,507,741	$51,152,155	(7,176,041)	(58,568,978)	427,067,495
					$7,562,094	$51,152,155	$(7,312,826)	$(58,396,858)	$437,236,339
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust*	4,157,668	29,777,328	(32,533,097)	1,401,899	—	—	$7,964	$(4,447)	$14,028,524
Short Term Government Income	591,887	63,503	(655,390)	—	$56,103	—	(147,693)	177,630	—
Strategic Equity Allocation	41,167,343	10,539,246	(4,364,904)	47,341,685	9,534,977	$64,964,234	(8,591,952)	(75,564,562)	527,386,367
					$9,591,080	$64,964,234	$(8,731,681)	$(75,391,379)	$541,414,891
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust*	4,642,521	46,152,959	(47,807,612)	2,987,868	—	—	$9,820	$(3,288)	$29,898,994
Short Term Government Income	685,818	97,115	(782,933)	—	$66,779	—	(177,745)	214,103	—
Strategic Equity Allocation	48,862,486	11,744,246	(5,781,745)	54,824,987	11,094,627	$75,590,530	(9,216,591)	(89,400,671)	610,750,351
					$11,161,406	$75,590,530	$(9,384,516)	$(89,189,856)	$640,649,345
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust*	6,273,819	44,924,349	(46,922,132)	4,276,036	—	—	$11,831	$2,551	$42,789,437
Short Term Government Income	1,691,817	215,209	(1,907,026)	—	$164,820	—	(512,464)	602,771	—
Strategic Equity Allocation	55,846,781	14,191,006	(8,188,984)	61,848,803	12,584,097	$85,738,668	(11,454,635)	(100,677,676)	688,995,663
					$12,748,917	$85,738,668	$(11,955,268)	$(100,072,354)	$731,785,100
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust*	6,210,874	78,674,004	(79,639,220)	5,245,658	—	—	$25,896	$(7,892)	$52,492,246
Short Term Government Income	2,000,410	282,161	(2,282,571)	—	$196,326	—	(671,209)	783,251	—
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	61

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	50,503,748	14,730,155	(10,837,057)	54,396,846	$11,171,412	$76,113,684	$(10,438,795)	$(90,042,783)	$605,980,861
					$11,367,738	$76,113,684	$(11,084,108)	$(89,267,424)	$658,473,107
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust*	4,942,688	108,531,122	(111,186,961)	2,286,849	—	—	$13,739	$(8,526)	$22,884,044
Short Term Government Income	2,952,222	265,302	(3,217,524)	—	$287,419	—	(1,107,143)	1,267,558	—
Strategic Equity Allocation	31,296,417	9,992,454	(10,070,780)	31,218,091	6,632,834	$45,191,192	4,448,176	(65,825,966)	347,769,533
					$6,920,253	$45,191,192	$3,354,772	$(64,566,934)	$370,653,577
Multi-Index 2020 Preservation Portfolio
John Hancock Collateral Trust*	3,170,548	69,594,301	(71,617,432)	1,147,417	—	—	$18,701	$(673)	$11,481,974
Short Term Government Income	1,492,753	73,502	(1,566,255)	—	$142,997	—	(568,334)	646,120	—
Strategic Equity Allocation	7,104,432	2,751,457	(3,682,462)	6,173,427	1,404,858	$9,571,655	3,844,288	(17,383,155)	68,771,980
					$1,547,855	$9,571,655	$3,294,655	$(16,737,708)	$80,253,954
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust*	978,579	26,806,827	(27,255,249)	530,157	—	—	$7,868	$(482)	$5,305,173
Short Term Government Income	881,374	43,135	(924,509)	—	$83,680	—	(256,695)	301,559	—
Strategic Equity Allocation	1,525,101	791,271	(826,372)	1,490,000	334,806	$2,281,113	510,273	(3,504,351)	16,598,596
					$418,486	$2,281,113	$261,446	$(3,203,274)	$21,903,769

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
62	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Index 2060 Preservation Portfolio, John Hancock Multi-Index 2055 Preservation Portfolio, John Hancock Multi-Index 2050 Preservation Portfolio, John Hancock Multi-Index 2045 Preservation Portfolio, John Hancock Multi-Index 2040 Preservation Portfolio, John Hancock Multi-Index 2035 Preservation Portfolio, John Hancock Multi-Index 2030 Preservation Portfolio, John Hancock Multi-Index 2025 Preservation Portfolio, John Hancock Multi-Index 2020 Preservation Portfolio and John Hancock Multi-Index Income Preservation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the Portfolios’ investments, of John Hancock Multi-Index 2060 Preservation Portfolio, John Hancock Multi-Index 2055 Preservation Portfolio, John Hancock Multi-Index 2050 Preservation Portfolio, John Hancock Multi-Index 2045 Preservation Portfolio, John Hancock Multi-Index 2040 Preservation Portfolio, John Hancock Multi-Index 2035 Preservation Portfolio, John Hancock Multi-Index 2030 Preservation Portfolio, John Hancock Multi-Index 2025 Preservation Portfolio, John Hancock Multi-Index 2020 Preservation Portfolio and John Hancock Multi-Index Income Preservation Portfolio (ten of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	63

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2019.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multi-Index 2060 Preservation Portfolio	$3,228,117
Multi-Index 2055 Preservation Portfolio	19,851,328
Multi-Index 2050 Preservation Portfolio	53,251,706
Multi-Index 2045 Preservation Portfolio	67,405,689
Multi-Index 2040 Preservation Portfolio	85,222,056
Multi-Index 2035 Preservation Portfolio	99,591,346
Multi-Index 2030 Preservation Portfolio	99,041,811
Multi-Index 2025 Preservation Portfolio	75,417,364
Multi-Index 2020 Preservation Portfolio	24,635,434
Multi-Index Income Preservation Portfolio	3,686,398
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
64	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds or the Funds of Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management LLC (the Advisor, formerly known as John Hancock Advisers, LLC) and the Subadvisory Agreement between the Advisor and the investment subadvisor (the Subadvisor) with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds' benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer ("CCO") regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangement generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund's respective benchmarks and peer group and also concluded that that such performance is being monitored and reasonably addressed, where appropriate with certain exceptions noted in Appendix A. The Board also noted that the Funds generally performed favorably as compared to their respective peer groups, with certain exceptions noted in Appendix A.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion of the Funds' expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying funds.

Profitability/Fall out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

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(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;
(h)	noted that the Funds' Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliate (the Subadvisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds of Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of each Fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and to the extent available, and comparative fee information, where available, prepared by an independent third party provider of fund data.

Nature, Extent and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's

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investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds and compared them to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the Board concluded that performance is being monitored and reasonably addressed, where appropriate, with certain exceptions noted in Appendix A and noted that the Funds generally performed favorably as compared to their respective peer groups, with certain exceptions noted in Appendix A;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds.

In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Funds of Funds and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreement for the underlying funds of the Funds of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       68

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments
Multi-Index Income Preservation Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the benchmark and peer group for the one-year period.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

The Board took into account management's discussion of the fund's expenses.

Multi-Index 2020 Preservation Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three- and five-year periods.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the one-year period.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Multi-Index 2025 Preservation Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three- and five-year periods.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the one-year period.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Multi-Index 2030 Preservation Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the one-, three- and five-year periods.
Multi-Index 2035 Preservation Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the one-, three- and five-year periods.
Multi-Index 2040 Preservation Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three-and five-year periods.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       69

Portfolio (subadvisor)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments
Multi-Index 2045 Preservation Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the one-, three- and five-year periods.
Multi-Index 2050 Preservation Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the one-, three- and five-year periods.
Multi-Index 2055 Preservation Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund outperformed the average for the one- and three-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the one- and three-year periods.
Multi-Index 2060 Preservation Portfolio (Manulife Investment Management (US))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed the average for the one-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       70

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the portfolios and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016)); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       71

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (2000-2014); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       72

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       73

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Robert E. Sykes, CFA
Nathan W. Thooft, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the portfolios' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The portfolios' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       74

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942566	RCPA 8/19 10/19

John Hancock

Multimanager Lifetime Portfolios

Annual report 8/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for both stock and bond markets during the 12 months ended August 31, 2019, with investor uncertainty surrounding U.S. trade with China and the broader health of the global economy leading to some dramatic swings in performance. Investors generally shunned risk in the final months of 2018, before regaining their risk appetites in early 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance—it raised the short-term lending rate twice in the latter half of 2018—to an easing stance, cutting rates once in July 2019 and again in September shortly after the reporting period ended.

While the economic fundamentals in the United States appear fairly solid, with a strong labor market and a confident consumer base, the outlook for the global economy is less certain. There are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

.

John Hancock
Multimanager Lifetime Portfolios

2	Multimanager Lifetime Portfolios' strategy at a glance
3	Manager's discussion of portfolio performance
6	Multimanager 2060 Lifetime Portfolio
7	Multimanager 2055 Lifetime Portfolio
8	Multimanager 2050 Lifetime Portfolio
9	Multimanager 2045 Lifetime Portfolio
10	Multimanager 2040 Lifetime Portfolio
11	Multimanager 2035 Lifetime Portfolio
12	Multimanager 2030 Lifetime Portfolio
13	Multimanager 2025 Lifetime Portfolio
14	Multimanager 2020 Lifetime Portfolio
15	Multimanager 2015 Lifetime Portfolio
16	Multimanager 2010 Lifetime Portfolio
17	Your expenses
23	Portfolios' investments
35	Financial statements
48	Financial highlights
70	Notes to financial statements
106	Report of independent registered public accounting firm
107	Tax information
108	Continuation of investment advisory and subadvisory agreements
114	Trustees and Officers
117	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       1

Multimanager Lifetime Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multimanager Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.

JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multimanager Lifetime Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       2

Manager's discussion of portfolio performance

Can you describe investment conditions during the 12 months ended August 31, 2019?

Slowing global growth and the shifting outlook for the trade dispute between the United States and China were the two key themes driving financial market performance during the period. These unfavorable trends acted as a headwind to higher-risk asset categories and led to muted returns for global equities. U.S. stocks held up relatively well due to the country's relative strength in terms of both economic growth and corporate profits, but the major developed- and emerging-market international equity indexes finished in the red. At the same time, weaker growth paved the way for more accommodative policies by the U.S. Federal Reserve (Fed) and other central banks. The Fed cut interest rates by a quarter point on July 31, 2019, the first drop in more than 10 years. Bonds responded very well to these circumstances, led by market segments with the highest degree of interest-rate sensitivity. The 10-year U.S. Treasury note finished the period at 1.50%, its lowest level since 2016.

What elements of the portfolios' positioning helped and hurt results?

When evaluating performance, it's important to keep in mind that our goal is to help investors maximize wealth accumulation through retirement and not to outpace the benchmarks over shorter intervals. With that in mind, the performance of the underlying managers was the primary factor in the portfolios' shortfall relative to their benchmarks during the period. The majority of the effect of manager underperformance occurred in the domestic equity area, particularly the large- and mid-cap categories. The impact was more pronounced in the longer-dated funds due to their higher relative weightings in equities. On the plus side, manager performance in both the U.S. small-caps and emerging-market equity categories made modest contributions to results. The portfolios' bond managers underperformed as a group, with the effects evenly distributed across all of the major fixed-income categories.

Asset allocation also detracted somewhat, with a progressively larger impact as the portfolios' target dates lengthened.

MULTIMANAGER 2060-2010 LIFETIME PORTFOLIOS' CLASS A SHARE RETURNS (%)

For the twelve months ended 8/31/19

4.50
3.85
2.89
1.80
0.69
–1.30
–1.30
–1.33
–1.29
–1.09
–0.46
2060
2055
2050
2045
2040
2035
2030
2025
2020
2015
2010

Total returns for the portfolios exclude sales charges and assume all distributions are reinvested. The deduction of the maximum sales charge would reduce the performance shown above.

Past performance does not guarantee future results.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       3

Looking first at the portfolios' high-level allocations, a slight overweight in fixed income relative to global equities contributed to results given the outperformance of the former category.

Within the equity component, allocation helped performance in the portfolios with target dates of 2025 and below, but it was a detractor in those with targets of 2030 and longer. Across all portfolios, a position in defensive equities made a strong contribution. While defensive stocks often underperform when the broader market is rallying, the persistent uncertainty and generally volatile conditions of the past year fueled rising demand for companies seen as having a higher degree of safety. The benefit of this position was offset by an overweight in international equities, particularly in the longer-dated portfolios. An allocation to the real assets space also detracted, largely as a result of the sizable underperformance for energy stocks.

On the fixed-income side, our decision to tilt the portfolio toward credit-oriented investments (and away from those with the highest degree of interest-rate sensitivity) prevented the fund from fully capturing the gains for the broader fixed-income market. Specifically, holdings in senior loans and multisector bond funds performed well but lagged somewhat in the rally. We believed a preference for credit-oriented investments was the appropriate positioning given the backdrop of healthy economic growth and tighter Fed policy that existed in the early part of the period. However, this approach detracted to some degree due to the outperformance for the investment-grade securities represented in the index. On the plus side, the portfolios benefited from being underweight in high-yield bonds and overweight in emerging-market debt.

How would you describe your portfolio activity?

The reporting period brought dramatic swings in market sentiment, together with a wide dispersion in returns among the various asset categories. In this rapidly shifting environment, we maintained a steady focus on the key pillars of our investment process: valuations, fundamentals, and diversification. We don't construct the portfolios' allocations in reaction to the most recent headline or short-term results; instead, we base our weightings on our expectations for total returns and volatility for more than 140 different asset categories over the next three to five years.

Accordingly, we maintained allocations consistent with our long-term views. We closed the period with an underweight posture in both equities and high-yield bonds, which we see as appropriate given rising geopolitical risks, the late stage of the economic cycle, and richer valuations. While we don't think a recession is imminent, we do expect that market volatility is likely to increase—indicating the need for lower portfolio risk.

MARKET INDEX TOTAL RETURNS

For the twelve months ended 8/31/19

U.S. Stocks	S&P 500 Index	2.92%
	Russell Midcap Index	0.54%
	Russell 2000 Index	-12.89%
	FTSE NAREIT All Equity REIT Index	16.00%
International Stocks	MSCI EAFE Index	-3.26%
	MSCI Emerging Markets Index	-4.36%
	MSCI EAFE Small Cap Index	-9.16%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	10.17%
	ICE Bank of America Merrill Lynch U.S. High Yield Master II Index	6.58%
	JPMorgan Global Government Bonds Unhedged Index	8.95%

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       4

We continued to tilt toward international equities relative to the United States, as we believe the more attractive valuations overseas should translate to a performance advantage over time. We also maintained positions in defensive stock portfolios due to their ability to cushion downside risk in difficult markets. On the fixed-income side, we retained a preference for flexible core bond strategies over those with above-average interest-rate sensitivity. We continued a measured rotation into short-term debt, where we see a favorable risk/return profile. We also reduced the portfolios' weighting in absolute return strategies, which haven't performed as expected.

MANAGED BY

Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000
Robert E. Sykes, CFA On the portfolio since 2018 Investing since 2001

Past performance does not guarantee future results.
The portfolios are subject to various risks as described in the portfolios' prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       5

Multimanager 2060 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2060 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.5
Large Blend	35.8
U.S. Large Cap	19.7
International Equity	12.3
U.S. Mid Cap	8.5
Emerging-Market Equity	5.7
U.S. Small Cap	4.4
Sector Equity	1.1
Fixed income	3.7
Intermediate Bond	1.6
Multi-Sector Bond	0.9
Emerging-Market Debt	0.5
Bank Loan	0.3
High Yield Bond	0.3
Global Bond	0.1
Alternative and specialty	6.4
Sector Equity	5.7
Absolute Return	0.7
Unaffiliated investment companies	1.6
Equity	1.3
Fixed Income	0.3
U.S. Government	0.1
Short-term investments and other	0.7

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A	Class I1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1-year	-6.24	-1.06	-1.34	-1.27	-1.42	-1.00	-0.96	-0.86	-0.92	2.92	10.17	0.49
Since inception	7.40	9.37	8.94	9.14	8.92	9.31	9.43	9.49	9.42	13.15	3.58	10.93
Cumulative returns
Since inception	27.70	35.88	34.09	34.94	33.98	35.66	36.14	36.42	36.12	52.65	12.79	42.67

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.88	1.58	2.23	1.98	2.13	1.83	1.53	1.48	1.52
Net (%)	0.99	0.69	1.34	1.09	1.24	0.84	0.64	0.58	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       6

Multimanager 2055 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2055 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.1
Large Blend	35.4
U.S. Large Cap	19.6
International Equity	12.4
U.S. Mid Cap	8.5
Emerging-Market Equity	5.7
U.S. Small Cap	4.3
Sector Equity	1.2
Fixed income	3.7
Intermediate Bond	1.6
Multi-Sector Bond	0.9
Emerging-Market Debt	0.5
Bank Loan	0.3
High Yield Bond	0.3
Global Bond	0.1
Alternative and specialty	6.6
Sector Equity	5.9
Absolute Return	0.7
Unaffiliated investment companies	1.8
Equity	1.5
Fixed Income	0.3
U.S. Government	0.1
Short-term investments and other	0.7

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A	Class I1,2	Class R1[2]	Class R2[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	-6.23	-1.01	-1.37	-1.35	-1.49	-1.04	-0.97	-0.80	-0.94	2.92	10.17	0.49
5-year	4.36	5.72	5.33	5.50	5.27	5.72	5.85	5.89	5.84	10.11	3.35	6.99
Since inception	5.19	6.44	6.08	6.26	6.04	6.48	6.61	6.67	6.61	10.89	3.65	7.78
Cumulative returns
5-year	23.79	32.04	29.65	30.71	29.29	32.09	32.85	33.14	32.82	61.89	17.89	40.18
Since inception	31.67	40.36	37.81	39.07	37.57	40.67	41.62	42.06	41.59	75.42	21.50	50.27

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.42	1.12	1.77	1.52	1.67	1.37	1.07	1.02	1.06
Net (%)	1.00	0.70	1.35	1.10	1.25	0.85	0.65	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       7

Multimanager 2050 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2050 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.0
Large Blend	35.4
U.S. Large Cap	19.4
International Equity	12.5
U.S. Mid Cap	8.4
Emerging-Market Equity	5.6
U.S. Small Cap	4.3
Sector Equity	1.4
Fixed income	3.7
Intermediate Bond	1.6
Multi-Sector Bond	0.8
Emerging-Market Debt	0.6
Bank Loan	0.3
High Yield Bond	0.3
Global Bond	0.1
Alternative and specialty	6.6
Sector Equity	5.8
Absolute Return	0.8
Unaffiliated investment companies	1.9
Equity	1.6
Fixed Income	0.3
U.S. Government	0.1
Short-term investments and other	0.7

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A1	Class I1,2	Class R1[1,2]	Class R2[1,2]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	-6.27	-0.96	-1.62	-1.44	-1.54	-1.13	-1.05	-0.90	-0.97	2.92	10.17	0.49
5-year	4.35	5.78	5.09	5.36	5.24	5.63	5.83	5.89	5.83	10.11	3.35	6.99
Since inception	6.20	7.21	6.58	6.82	6.70	7.06	7.25	7.30	7.24	11.95	3.56	8.54
Cumulative returns
5-year	23.75	32.47	28.17	29.83	29.08	31.48	32.73	33.14	32.72	61.89	17.89	40.18
Since inception	65.16	78.79	70.19	73.33	71.72	76.66	79.28	80.01	79.13	156.39	33.94	98.17

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	1.04	1.69	1.45	1.59	1.29	0.99	0.94	0.98
Net (%)	1.01	0.71	1.36	1.12	1.26	0.86	0.66	0.60	0.65

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12; Class I shares were first offered on 3-27-15. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       8

Multimanager 2045 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2045 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.0
Large Blend	35.3
U.S. Large Cap	19.5
International Equity	12.5
U.S. Mid Cap	8.4
Emerging-Market Equity	5.6
U.S. Small Cap	4.3
Sector Equity	1.4
Fixed income	3.6
Intermediate Bond	1.4
Multi-Sector Bond	0.9
Emerging-Market Debt	0.6
Bank Loan	0.3
High Yield Bond	0.3
Global Bond	0.1
Alternative and specialty	6.6
Sector Equity	5.8
Absolute Return	0.8
Unaffiliated investment companies	2.0
Equity	1.7
Fixed income	0.3
U.S. Government	0.1
Short-term investments and other	0.7

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09
Average annual total returns
1-year	-6.21	-1.12	-1.60	-1.36	-1.54	-1.13	-0.99	-0.89	-0.95	2.92	10.17	0.49
5-year	4.36	5.68	5.12	5.36	5.19	5.62	5.82	5.87	5.83	10.11	3.35	6.99
10-year	8.55	9.11	8.82	9.03	8.92	9.31	9.56	9.47	9.55	13.45	3.91	10.50
Cumulative returns
5-year	23.79	31.81	28.34	29.85	28.80	31.46	32.67	33.01	32.75	61.89	17.89	40.18
10-year	127.10	139.21	132.90	137.31	134.92	143.55	149.25	147.11	148.86	253.08	46.78	171.32

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	1.01	1.65	1.41	1.56	1.25	0.95	0.90	0.94
Net (%)	0.99	0.70	1.34	1.10	1.25	0.84	0.64	0.58	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       9

Multimanager 2040 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2040 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 65.10% Russell 3000 Index, 27.90% MSCI ACWI ex-USA Index, 5.60% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.40% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	85.3
Large Blend	34.3
U.S. Large Cap	19.7
International Equity	12.1
U.S. Mid Cap	8.2
Emerging-Market Equity	5.5
U.S. Small Cap	4.1
Sector Equity	1.4
Fixed income	5.2
Intermediate Bond	2.2
Multi-Sector Bond	1.2
Emerging-Market Debt	0.8
Bank Loan	0.4
High Yield Bond	0.4
Global Bond	0.2
Alternative and specialty	6.5
Sector Equity	5.7
Absolute Return	0.8
Unaffiliated investment companies	2.0
Equity	1.5
Fixed Income	0.5
U.S. Government	0.1
Short-term investments and other	0.9

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09
Average annual total returns
1-year	-6.03	-0.85	-1.42	-1.18	-1.30	-0.94	-0.78	-0.71	-0.77	2.92	10.17	0.65
5-year	4.36	5.67	5.08	5.35	5.20	5.60	5.81	5.88	5.82	10.11	3.35	7.01
10-year	8.54	9.11	8.81	9.01	8.93	9.30	9.56	9.45	9.55	13.45	3.91	10.51
Cumulative returns
5-year	23.77	31.73	28.15	29.79	28.85	31.33	32.64	33.06	32.70	61.89	17.89	40.30
10-year	126.85	139.11	132.60	136.85	135.12	143.32	149.17	146.68	149.05	253.08	46.78	171.56

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.01	1.66	1.42	1.57	1.26	0.96	0.91	0.95
Net (%)	0.99	0.69	1.34	1.10	1.25	0.84	0.64	0.58	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       10

Multimanager 2035 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2035 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 60.20% Russell 3000 Index, 25.80% MSCI ACWI ex-USA Index, 11.20% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.80% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	78.4
Large Blend	31.4
U.S. Large Cap	18.4
International Equity	11.1
U.S. Mid Cap	7.6
Emerging-Market Equity	4.9
U.S. Small Cap	3.6
Sector Equity	1.4
Fixed income	11.6
Intermediate Bond	4.8
Multi-Sector Bond	3.0
Emerging-Market Debt	1.7
High Yield Bond	0.9
Bank Loan	0.7
Global Bond	0.4
Inflation-Protected Bond	0.1
Alternative and specialty	6.2
Sector Equity	5.2
Absolute Return	1.0
Unaffiliated investment companies	2.5
Equity	1.3
Fixed income	1.2
U.S. Government	0.2
Short-term investments and other	1.1

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09
Average annual total returns
1-year	-5.42	-0.18	-0.81	-0.57	-0.76	-0.37	-0.13	-0.05	-0.10	2.92	10.17	1.32
5-year	4.20	5.51	4.92	5.18	5.00	5.43	5.64	5.70	5.66	10.11	3.35	6.84
10-year	8.43	8.99	8.69	8.89	8.78	9.20	9.43	9.33	9.43	13.45	3.91	10.38
Cumulative returns
5-year	22.86	30.77	27.12	28.71	27.65	30.24	31.55	31.95	31.70	61.89	17.89	39.22
10-year	124.73	136.60	130.01	134.27	132.07	141.21	146.34	143.96	146.28	253.08	46.78	168.56

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.01	1.66	1.41	1.56	1.26	0.96	0.91	0.95
Net (%)	1.00	0.70	1.35	1.10	1.25	0.85	0.65	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       11

Multimanager 2030 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2030 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 53.90% Russell 3000 Index, 23.10% MSCI ACWI ex-USA Index, 18.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 4.60% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	70.3
Large Blend	27.0
U.S. Large Cap	17.6
International Equity	10.6
U.S. Mid Cap	6.8
Emerging-Market Equity	4.0
U.S. Small Cap	3.0
Sector Equity	1.3
Fixed income	18.7
Intermediate Bond	8.0
Multi-Sector Bond	5.0
Emerging-Market Debt	2.5
High Yield Bond	1.4
Bank Loan	1.2
Global Bond	0.5
Inflation-Protected Bond	0.1
Alternative and specialty	5.8
Sector Equity	4.6
Absolute Return	1.2
Unaffiliated investment companies	3.0
Fixed income	1.8
Equity	1.2
U.S. Government	0.3
Short-term investments and other	1.9

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09
Average annual total returns
1-year	-4.31	0.96	0.32	0.58	0.48	0.86	1.03	1.10	1.12	2.92	10.17	2.24
5-year	4.01	5.32	4.73	4.98	4.82	5.25	5.45	5.51	5.47	10.11	3.35	6.61
10-year	8.17	8.73	8.43	8.63	8.52	8.91	9.17	9.08	9.17	13.45	3.91	10.04
Cumulative returns
5-year	21.70	29.56	25.98	27.49	26.56	29.16	30.40	30.75	30.50	61.89	17.89	37.69
10-year	119.27	130.98	124.60	128.80	126.44	134.72	140.43	138.45	140.52	253.08	46.78	160.22

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	1.00	1.66	1.40	1.55	1.25	0.95	0.90	0.94
Net (%)	0.98	0.68	1.34	1.08	1.23	0.83	0.63	0.57	0.62

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       12

Multimanager 2025 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2025 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 45.50% Russell 3000 Index, 19.50% MSCI ACWI ex-USA Index, 28.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 7.00% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	59.3
Large Blend	23.8
U.S. Large Cap	15.0
International Equity	9.0
U.S. Mid Cap	5.3
Emerging-Market Equity	2.8
U.S. Small Cap	2.3
Sector Equity	1.1
Fixed income	29.1
Intermediate Bond	12.3
Multi-Sector Bond	8.4
Emerging-Market Debt	3.4
High Yield Bond	2.2
Bank Loan	1.9
Global Bond	0.7
Inflation-Protected Bond	0.2
Alternative and specialty	5.3
Sector Equity	4.0
Absolute Return	1.3
Unaffiliated investment companies	3.9
Fixed income	3.0
Equity	0.9
U.S. Government	0.4
Short-term investments and other	2.0

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09
Average annual total returns
1-year	-3.27	2.17	1.48	1.71	1.53	1.91	2.14	2.31	2.15	2.92	10.17	3.44
5-year	3.74	5.07	4.47	4.72	4.54	4.98	5.18	5.26	5.19	10.11	3.35	6.27
10-year	7.78	8.36	8.05	8.25	8.12	8.55	8.77	8.69	8.76	13.45	3.91	9.53
Cumulative returns
5-year	20.16	28.07	24.44	25.96	24.85	27.48	28.75	29.24	28.76	61.89	17.89	35.51
10-year	111.47	123.18	116.85	120.94	118.36	127.09	131.88	129.99	131.56	253.08	46.78	148.42

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	1.00	1.65	1.40	1.54	1.25	0.94	0.90	0.93
Net (%)	0.97	0.68	1.33	1.08	1.22	0.83	0.62	0.56	0.61

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       13

Multimanager 2020 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2020 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 37.80% Russell 3000 Index, 16.20% MSCI ACWI ex-USA Index, 36.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 9.20% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	49.3
Large Blend	18.9
U.S. Large Cap	13.0
International Equity	8.8
U.S. Mid Cap	4.1
U.S. Small Cap	1.9
Emerging-Market Equity	1.8
Sector Equity	0.8
Fixed income	38.3
Intermediate Bond	16.2
Multi-Sector Bond	10.1
Emerging-Market Debt	4.4
High Yield Bond	2.6
Bank Loan	2.5
Global Bond	1.2
Short-Term Bond	1.0
Inflation-Protected Bond	0.3
Alternative and specialty	5.1
Sector Equity	3.4
Absolute Return	1.7
Unaffiliated investment companies	4.8
Fixed income	4.0
Equity	0.8
U.S. Government	0.4
Short-term investments and other	2.1

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09
Average annual total returns
1-year	-2.25	3.23	2.62	2.77	2.70	3.07	3.29	3.28	3.32	2.92	10.17	4.52
5-year	3.33	4.69	4.08	4.33	4.16	4.60	4.80	4.85	4.81	10.11	3.35	5.87
10-year	7.22	7.80	7.48	7.68	7.58	7.96	8.22	8.12	8.21	13.45	3.91	8.86
Cumulative returns
5-year	17.82	25.78	22.15	23.58	22.63	25.21	26.44	26.72	26.47	61.89	17.89	32.98
10-year	100.74	111.88	105.78	109.56	107.61	115.17	120.37	118.23	120.10	253.08	46.78	133.81

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	1.00	1.65	1.39	1.55	1.25	0.94	0.89	0.93
Net (%)	0.95	0.66	1.31	1.05	1.21	0.81	0.60	0.54	0.59

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       14

Multimanager 2015 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2015 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 31.50% Russell 3000 Index, 13.50% MSCI ACWI ex-USA Index, 44.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 11.00% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	41.6
Large Blend	16.2
U.S. Large Cap	11.2
International Equity	7.9
U.S. Mid Cap	3.2
U.S. Small Cap	1.4
Emerging-Market Equity	1.3
Sector Equity	0.4
Fixed income	46.1
Intermediate Bond	21.1
Multi-Sector Bond	11.0
Emerging-Market Debt	5.0
High Yield Bond	3.0
Bank Loan	2.9
Global Bond	1.6
Short-Term Bond	1.2
Inflation-Protected Bond	0.3
Alternative and specialty	4.4
Sector Equity	2.6
Absolute Return	1.8
Unaffiliated investment companies	5.2
Fixed income	4.5
Equity	0.7
U.S. Government	0.5
Short-term investments and other	2.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09
Average annual total returns
1-year	-1.31	4.21	3.57	3.87	3.59	4.06	4.27	4.23	4.28	2.92	10.17	5.41
5-year	3.00	4.32	3.71	3.96	3.82	4.24	4.44	4.49	4.45	10.11	3.35	5.50
10-year	6.64	7.23	6.92	7.12	7.01	7.40	7.65	7.56	7.64	13.45	3.91	8.22
Cumulative returns
5-year	15.90	23.53	20.00	21.45	20.61	23.06	24.28	24.58	24.29	61.89	17.89	30.68
10-year	90.26	100.92	95.16	98.87	96.83	104.20	109.02	107.17	108.76	253.08	46.78	120.43

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.32	1.03	1.67	1.43	1.58	1.28	0.98	0.93	0.96
Net (%)	0.93	0.64	1.28	1.04	1.19	0.79	0.59	0.52	0.57

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       15

Multimanager 2010 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2010 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 27.10% Russell 3000 Index, 11.60% MSCI ACWI ex-USA Index, 49.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.30% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	35.5
Large Blend	14.0
U.S. Large Cap	10.5
International Equity	6.8
U.S. Mid Cap	2.6
Emerging-Market Equity	0.9
U.S. Small Cap	0.7
Fixed income	51.3
Intermediate Bond	24.5
Multi-Sector Bond	11.7
Emerging-Market Debt	5.2
High Yield Bond	3.1
Bank Loan	3.0
Global Bond	1.8
Short-Term Bond	1.7
Inflation-Protected Bond	0.3
Alternative and specialty	3.9
Absolute Return	2.1
Sector Equity	1.8
Unaffiliated investment companies	6.2
Fixed income	5.1
Equity	1.1
U.S. Government	0.5
Short-term investments and other	2.6

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09	8-31-09
Average annual total returns
1-year	-0.76	4.98	4.37	4.51	4.23	4.79	5.03	5.09	4.92	2.92	10.17	6.00
5-year	2.77	4.09	3.55	3.75	3.57	4.02	4.23	4.29	4.21	10.11	3.35	5.27
10-year	6.19	6.76	6.48	6.65	6.53	6.95	7.19	7.10	7.18	13.45	3.91	7.71
Cumulative returns
5-year	14.63	22.20	19.07	20.19	19.17	21.76	23.03	23.36	22.90	61.89	17.89	29.31
10-year	82.32	92.34	87.42	90.39	88.31	95.86	100.29	98.49	99.97	253.08	46.78	110.07

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	1.05	1.70	1.45	1.60	1.30	1.00	0.95	0.99
Net (%)	0.90	0.61	1.26	1.01	1.16	0.76	0.56	0.50	0.55

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       16

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2019 through August 31, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multimanager 2060 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,018.90	$2.09	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,019.70	0.66	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Class R1	Actual expenses/actual returns	1,000.00	1,018.00	2.54	0.50%
	Hypothetical example	1,000.00	1,022.70	2.55	0.50%
Class R2	Actual expenses/actual returns	1,000.00	1,018.90	1.83	0.36%
	Hypothetical example	1,000.00	1,023.40	1.84	0.36%
Class R3	Actual expenses/actual returns	1,000.00	1,017.10	3.05	0.60%
	Hypothetical example	1,000.00	1,022.20	3.06	0.60%
Class R4	Actual expenses/actual returns	1,000.00	1,020.60	0.81	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,019.70	0.31	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,020.50	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,020.60	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	17

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multimanager 2055 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,018.80	$2.14	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,020.70	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,017.90	2.54	0.50%
	Hypothetical example	1,000.00	1,022.70	2.55	0.50%
Class R2	Actual expenses/actual returns	1,000.00	1,018.80	2.60	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Class R3	Actual expenses/actual returns	1,000.00	1,017.90	3.36	0.66%
	Hypothetical example	1,000.00	1,021.90	3.36	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,020.70	0.81	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,020.70	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual expenses/actual returns	1,000.00	1,021.60	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,020.70	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multimanager 2050 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,018.40	$2.14	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,020.10	0.66	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Class R1	Actual expenses/actual returns	1,000.00	1,016.60	3.86	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,018.40	2.54	0.50%
	Hypothetical example	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual expenses/actual returns	1,000.00	1,017.50	3.25	0.64%
	Hypothetical example	1,000.00	1,022.00	3.26	0.64%
Class R4	Actual expenses/actual returns	1,000.00	1,019.20	1.32	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,020.10	0.41	0.08%
	Hypothetical example	1,000.00	1,024.80	0.41	0.08%
Class R6	Actual expenses/actual returns	1,000.00	1,021.00	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,020.10	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
18	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multimanager 2045 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,019.00	$2.14	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,018.90	0.66	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Class R1	Actual expenses/actual returns	1,000.00	1,017.20	3.71	0.73%
	Hypothetical example	1,000.00	1,021.50	3.72	0.73%
Class R2	Actual expenses/actual returns	1,000.00	1,019.00	2.60	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Class R3	Actual expenses/actual returns	1,000.00	1,017.10	3.25	0.64%
	Hypothetical example	1,000.00	1,022.00	3.26	0.64%
Class R4	Actual expenses/actual returns	1,000.00	1,019.90	1.32	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,020.80	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual expenses/actual returns	1,000.00	1,020.80	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,020.80	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multimanager 2040 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,019.60	$2.14	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,020.40	0.66	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Class R1	Actual expenses/actual returns	1,000.00	1,017.80	3.76	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,018.60	2.54	0.50%
	Hypothetical example	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual expenses/actual returns	1,000.00	1,018.80	3.21	0.63%
	Hypothetical example	1,000.00	1,022.00	3.21	0.63%
Class R4	Actual expenses/actual returns	1,000.00	1,020.60	1.38	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R5	Actual expenses/actual returns	1,000.00	1,021.40	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual expenses/actual returns	1,000.00	1,021.40	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,021.40	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	19

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multimanager 2035 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,023.50	$2.14	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,024.30	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,020.70	3.77	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,022.50	2.60	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Class R3	Actual expenses/actual returns	1,000.00	1,020.70	3.41	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%
Class R4	Actual expenses/actual returns	1,000.00	1,023.40	1.28	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,024.30	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual expenses/actual returns	1,000.00	1,025.30	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,025.20	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multimanager 2030 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,027.00	$2.15	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,028.10	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,025.20	3.98	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Class R2	Actual expenses/actual returns	1,000.00	1,026.20	2.50	0.49%
	Hypothetical example	1,000.00	1,022.70	2.50	0.49%
Class R3	Actual expenses/actual returns	1,000.00	1,026.20	3.27	0.64%
	Hypothetical example	1,000.00	1,022.00	3.26	0.64%
Class R4	Actual expenses/actual returns	1,000.00	1,028.20	1.28	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,029.10	0.31	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,029.10	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,030.10	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
20	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multimanager 2025 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,032.60	$2.15	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,034.80	0.56	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
Class R1	Actual expenses/actual returns	1,000.00	1,030.80	3.74	0.73%
	Hypothetical example	1,000.00	1,021.50	3.72	0.73%
Class R2	Actual expenses/actual returns	1,000.00	1,031.80	2.56	0.50%
	Hypothetical example	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual expenses/actual returns	1,000.00	1,030.80	3.38	0.66%
	Hypothetical example	1,000.00	1,021.90	3.36	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,032.70	1.33	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,034.80	0.31	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,034.80	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,033.80	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multimanager 2020 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,036.70	$2.16	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,038.80	0.57	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
Class R1	Actual expenses/actual returns	1,000.00	1,035.80	4.11	0.80%
	Hypothetical example	1,000.00	1,021.20	4.08	0.80%
Class R2	Actual expenses/actual returns	1,000.00	1,035.80	2.57	0.50%
	Hypothetical example	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual expenses/actual returns	1,000.00	1,035.80	3.39	0.66%
	Hypothetical example	1,000.00	1,021.90	3.36	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,037.90	1.34	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,038.90	0.31	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,038.90	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,040.00	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	21

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio[2]
Multimanager 2015 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,041.10	$2.16	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,043.40	0.62	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,040.10	4.01	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Class R2	Actual expenses/actual returns	1,000.00	1,041.30	2.83	0.55%
	Hypothetical example	1,000.00	1,022.40	2.80	0.55%
Class R3	Actual expenses/actual returns	1,000.00	1,040.10	3.34	0.65%
	Hypothetical example	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,042.40	1.34	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,043.50	0.36	0.07%
	Hypothetical example	1,000.00	1,024.90	0.36	0.07%
Class R6	Actual expenses/actual returns	1,000.00	1,043.50	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,043.50	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multimanager 2010 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,043.60	$2.16	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,046.00	0.67	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Class R1	Actual expenses/actual returns	1,000.00	1,042.60	3.04	0.59%
	Hypothetical example	1,000.00	1,022.20	3.01	0.59%
Class R2	Actual expenses/actual returns	1,000.00	1,043.60	2.63	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Class R3	Actual expenses/actual returns	1,000.00	1,042.60	3.40	0.66%
	Hypothetical example	1,000.00	1,021.90	3.36	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,044.80	1.34	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,046.00	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual expenses/actual returns	1,000.00	1,047.20	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,046.00	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
22	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors	(Allianz)
Axiom International Investors LLC	(Axiom)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pacific Investment Management Company LLC	(PIMCO)
Redwood Investment Management, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.6%
Equity - 87.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	84,520	$3,483,901
Capital Appreciation, Class NAV, JHF II (Jennison)	134,626	2,114,972
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	325,447	3,823,998
Disciplined Value, Class NAV, JHF III (Boston Partners)	108,460	2,158,360
Disciplined Value International, Class NAV, JHIT (Boston Partners)	173,577	1,992,667
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	466,089	4,791,393
Equity Income, Class NAV, JHF II (T. Rowe Price)	171,675	3,143,377
Financial Industries, Class NAV, JHIT II (MIM US) (B)	51,925	947,111
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	74,201	888,932
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	37,222	1,738,662
Global Equity, Class NAV, JHF II (MIM US) (B)	137,807	1,582,023
Global Shareholder Yield, Class NAV, JHF III (Epoch)	58,442	637,021
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	59,068	601,906
International Growth, Class NAV, JHF III (Wellington)	69,120	1,920,839
International Growth Stock, Class NAV, JHF II (Invesco)	8,210	111,742
International Small Cap, Class NAV, JHF II (Franklin Templeton)	11,560	193,401
International Small Company, Class NAV, JHF II (DFA)	236,637	2,385,303
Mid Cap Stock, Class NAV, JHF II (Wellington)	152,422	3,440,172
Mid Value, Class NAV, JHF II (T. Rowe Price)	260,834	3,722,105
Small Cap Growth, Class NAV, JHF II (Redwood)	108,506	1,813,138
Small Cap Value, Class NAV, JHF II (Wellington)	94,493	1,849,228
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,701,096	30,090,221
Value Equity, Class NAV, JHIT (Barrow Hanley)	10,022	114,850
Fixed income - 3.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	9,625	94,900
Bond, Class NAV, JHSB (MIM US) (B)	39,303	644,172
Core Bond, Class NAV, JHF II (Wells Capital)	51,835	698,217
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	42,301	394,671
Floating Rate Income, Class NAV, JHF II (Bain Capital)	28,963	240,106
High Yield, Class NAV, JHBT (MIM US) (B)	48,527	165,475
Real Return Bond, Class NAV, JHF II (PIMCO)	1,955	22,184
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	23

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	20,518	$195,539
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	953	10,310
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	52,643	561,178
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	5,171	57,814
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	42,061	385,703
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	295,839	2,860,760
Health Sciences, Class NAV, JHF II (T. Rowe Price)	226,625	1,026,611
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	282,378	1,092,803

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $84,363,434)		$81,995,765
UNAFFILIATED INVESTMENT COMPANIES - 1.6%
Equity - 1.3%
Fidelity Emerging Markets Index Fund	73,960	731,464
Fidelity Small Cap Index Fund	20,712	398,294
Fixed income - 0.3%
Fidelity Inflation Protected Bond Index Fund	21,758	224,328

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,396,852)		$1,354,086
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Note, 1.625%, 08/15/2029	79,000	79,898

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $79,812)		$79,898
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.6%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	189,000	188,195
U.S. Treasury Bill, 1.985%, 11/07/2019 *	139,000	138,511
U.S. Treasury Bill, 2.051%, 10/17/2019 *	161,000	160,607
U.S. Treasury Bill, 2.160%, 09/12/2019 *	20,000	19,991
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	107,128	107,128

TOTAL SHORT-TERM INVESTMENTS (Cost $614,358)		$614,432
Total investments (Cost $86,454,456) - 100.0%		$84,044,181
Other assets and liabilities, net - (0.0%)		(3,574)
TOTAL NET ASSETS - 100.0%		$84,040,607
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 87.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	206,189	$8,499,105
Capital Appreciation, Class NAV, JHF II (Jennison)	327,656	5,147,478
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	792,578	9,312,788
Disciplined Value, Class NAV, JHF III (Boston Partners)	265,162	5,276,730
Disciplined Value International, Class NAV, JHIT (Boston Partners)	421,392	4,837,575
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,135,380	11,671,703
Equity Income, Class NAV, JHF II (T. Rowe Price)	419,183	7,675,249
Financial Industries, Class NAV, JHIT II (MIM US) (B)	137,646	2,510,655
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	180,572	2,163,250
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	90,928	4,247,228
Global Equity, Class NAV, JHF II (MIM US) (B)	336,231	3,859,927
Global Shareholder Yield, Class NAV, JHF III (Epoch)	181,774	1,981,338
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	142,852	1,455,663
International Growth, Class NAV, JHF III (Wellington)	168,648	4,686,737
International Growth Stock, Class NAV, JHF II (Invesco)	22,108	300,886
International Small Cap, Class NAV, JHF II (Franklin Templeton)	32,825	549,162
International Small Company, Class NAV, JHF II (DFA)	571,230	5,757,996
Mid Cap Stock, Class NAV, JHF II (Wellington)	370,681	8,366,278
Mid Value, Class NAV, JHF II (T. Rowe Price)	637,363	9,095,165
Small Cap Growth, Class NAV, JHF II (Redwood)	263,419	4,401,735
Small Cap Value, Class NAV, JHF II (Wellington)	230,941	4,519,512
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,578,895	73,288,942
Value Equity, Class NAV, JHIT (Barrow Hanley)	25,322	290,185
Fixed income - 3.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	23,300	229,739
Bond, Class NAV, JHSB (MIM US) (B)	95,146	1,559,445
Core Bond, Class NAV, JHF II (Wells Capital)	125,485	1,690,279
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	119,708	1,116,872
Floating Rate Income, Class NAV, JHF II (Bain Capital)	72,047	597,267
High Yield, Class NAV, JHBT (MIM US) (B)	117,475	400,591
Real Return Bond, Class NAV, JHF II (PIMCO)	5,198	59,001
24	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	49,672	$473,369
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	2,474	26,764
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	127,442	1,358,527
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	12,519	139,958
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	156,152	1,431,912
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	724,146	7,002,489
Health Sciences, Class NAV, JHF II (T. Rowe Price)	550,689	2,494,622
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	689,195	2,667,185

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $204,778,326)		$201,143,307
UNAFFILIATED INVESTMENT COMPANIES - 1.8%
Equity - 1.5%
Fidelity Emerging Markets Index Fund	209,778	2,074,704
Fidelity Small Cap Index Fund	56,167	1,080,087
Fixed income - 0.3%
Fidelity Inflation Protected Bond Index Fund	60,107	619,701

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,894,675)		$3,774,492
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Note, 1.625%, 08/15/2029	198,000	200,251

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $200,034)		$200,251
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.6%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	499,000	496,876
U.S. Treasury Bill, 1.985%, 11/07/2019 *	304,000	302,930
U.S. Treasury Bill, 2.051%, 10/17/2019 *	424,000	422,966
U.S. Treasury Bill, 2.160%, 09/12/2019 *	53,000	52,975
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	158,437	158,437

TOTAL SHORT-TERM INVESTMENTS (Cost $1,434,001)		$1,434,184
Total investments (Cost $210,307,036) - 100.0%		$206,552,234
Other assets and liabilities, net - 0.0%		393
TOTAL NET ASSETS - 100.0%		$206,552,627
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.3%
Equity - 87.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	400,745	$16,518,709
Capital Appreciation, Class NAV, JHF II (Jennison)	636,782	10,003,839
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,544,015	18,142,181
Disciplined Value, Class NAV, JHF III (Boston Partners)	515,397	10,256,393
Disciplined Value International, Class NAV, JHIT (Boston Partners)	821,818	9,434,465
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,203,632	22,653,339
Equity Income, Class NAV, JHF II (T. Rowe Price)	812,979	14,885,654
Financial Industries, Class NAV, JHIT II (MIM US) (B)	310,463	5,662,843
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	352,327	4,220,882
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	177,049	8,269,950
Global Equity, Class NAV, JHF II (MIM US) (B)	654,746	7,516,486
Global Shareholder Yield, Class NAV, JHF III (Epoch)	390,663	4,258,224
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	278,010	2,832,920
International Growth, Class NAV, JHF III (Wellington)	328,430	9,127,074
International Growth Stock, Class NAV, JHF II (Invesco)	43,878	597,173
International Small Cap, Class NAV, JHF II (Franklin Templeton)	66,544	1,113,285
International Small Company, Class NAV, JHF II (DFA)	1,109,448	11,183,238
Mid Cap Stock, Class NAV, JHF II (Wellington)	719,330	16,235,282
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,235,154	17,625,643
Small Cap Growth, Class NAV, JHF II (Redwood)	512,256	8,559,792
Small Cap Value, Class NAV, JHF II (Wellington)	447,402	8,755,656
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,831,843	142,946,617
Value Equity, Class NAV, JHIT (Barrow Hanley)	50,491	578,628
Fixed income - 3.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	44,510	438,871
Bond, Class NAV, JHSB (MIM US) (B)	181,842	2,980,398
Core Bond, Class NAV, JHF II (Wells Capital)	235,992	3,178,811
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	248,735	2,320,701
Floating Rate Income, Class NAV, JHF II (Bain Capital)	139,073	1,152,916
High Yield, Class NAV, JHBT (MIM US) (B)	239,200	815,674
Real Return Bond, Class NAV, JHF II (PIMCO)	10,111	114,763
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	25

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	94,548	$901,047
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	4,847	52,445
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	243,709	2,597,935
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	23,884	267,027
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	331,891	3,043,440
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	1,407,473	13,610,264
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,071,424	4,853,549
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,339,685	5,184,580

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $386,021,923)		$392,890,694
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.6%
Fidelity Emerging Markets Index Fund	437,517	4,327,272
Fidelity Small Cap Index Fund	114,318	2,198,337
Fixed income - 0.3%
Fidelity Inflation Protected Bond Index Fund	124,652	1,285,161

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $8,058,991)		$7,810,770
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Note, 1.625%, 08/15/2029	389,000	393,422

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $392,996)		$393,422
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.6%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	991,000	986,781
U.S. Treasury Bill, 1.985%, 11/07/2019 *	592,000	589,917
U.S. Treasury Bill, 2.051%, 10/17/2019 *	826,000	823,986
U.S. Treasury Bill, 2.160%, 09/12/2019 *	125,000	124,942
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	230,684	230,684

TOTAL SHORT-TERM INVESTMENTS (Cost $2,755,947)		$2,756,310
Total investments (Cost $397,229,857) - 100.0%		$403,851,196
Other assets and liabilities, net - 0.0%		2,340
TOTAL NET ASSETS - 100.0%		$403,853,536
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.2%
Equity - 87.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	735,128	$30,301,979
Capital Appreciation, Class NAV, JHF II (Jennison)	1,171,716	18,407,654
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,832,276	33,279,239
Disciplined Value, Class NAV, JHF III (Boston Partners)	941,818	18,742,175
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,497,755	17,194,225
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,033,015	41,459,397
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,485,271	27,195,317
Financial Industries, Class NAV, JHIT II (MIM US) (B)	575,936	10,505,065
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	645,652	7,734,910
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	323,365	15,104,367
Global Equity, Class NAV, JHF II (MIM US) (B)	1,199,323	13,768,233
Global Shareholder Yield, Class NAV, JHF III (Epoch)	745,759	8,128,771
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	509,080	5,187,526
International Growth, Class NAV, JHF III (Wellington)	601,625	16,719,153
International Growth Stock, Class NAV, JHF II (Invesco)	80,739	1,098,852
International Small Cap, Class NAV, JHF II (Franklin Templeton)	123,504	2,066,220
International Small Company, Class NAV, JHF II (DFA)	2,024,182	20,403,753
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,321,321	29,822,221
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,263,296	32,297,237
Small Cap Growth, Class NAV, JHF II (Redwood)	935,081	15,625,202
Small Cap Value, Class NAV, JHF II (Wellington)	820,332	16,053,895
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,503,175	261,825,577
Value Equity, Class NAV, JHIT (Barrow Hanley)	92,653	1,061,800
Fixed income - 3.6%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	80,894	797,618
Bond, Class NAV, JHSB (MIM US) (B)	329,345	5,397,964
Core Bond, Class NAV, JHF II (Wells Capital)	434,498	5,852,694
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	466,553	4,352,940
Floating Rate Income, Class NAV, JHF II (Bain Capital)	249,615	2,069,307
High Yield, Class NAV, JHBT (MIM US) (B)	406,739	1,386,981
Real Return Bond, Class NAV, JHF II (PIMCO)	18,568	210,749
26	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	171,887	$1,638,081
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	8,836	95,601
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	441,383	4,705,141
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	43,331	484,435
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	630,407	5,780,834
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	2,579,583	24,944,563
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,955,704	8,859,341
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,447,891	9,473,338

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $638,038,283)		$720,032,355
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 1.7%
Fidelity Emerging Markets Index Fund	822,345	8,132,994
Fidelity Small Cap Index Fund	212,828	4,092,692
Fixed income - 0.3%
Fidelity Inflation Protected Bond Index Fund	231,299	2,384,688

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,077,340)		$14,610,374
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Note, 1.625%, 08/15/2029	713,000	721,105

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $720,325)		$721,105
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.6%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	1,841,000	1,833,162
U.S. Treasury Bill, 1.985%, 11/07/2019 *	1,043,000	1,039,330
U.S. Treasury Bill, 2.051%, 10/17/2019 *	1,531,000	1,527,267
U.S. Treasury Bill, 2.160%, 09/12/2019 *	233,000	232,892
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	589,051	589,051

TOTAL SHORT-TERM INVESTMENTS (Cost $5,221,037)		$5,221,702
Total investments (Cost $659,056,985) - 100.0%		$740,585,536
Other assets and liabilities, net - 0.0%		3,408
TOTAL NET ASSETS - 100.0%		$740,588,944
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.0%
Equity - 85.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	819,657	$33,786,276
Capital Appreciation, Class NAV, JHF II (Jennison)	1,291,867	20,295,234
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,148,347	36,993,075
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,046,746	20,830,247
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,440,006	16,531,265
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,368,354	44,906,682
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,688,830	30,922,476
Financial Industries, Class NAV, JHIT II (MIM US) (B)	646,316	11,788,795
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	739,612	8,860,548
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	360,756	16,850,916
Global Equity, Class NAV, JHF II (MIM US) (B)	1,309,629	15,034,540
Global Shareholder Yield, Class NAV, JHF III (Epoch)	818,858	8,925,549
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	559,262	5,698,880
International Growth, Class NAV, JHF III (Wellington)	660,179	18,346,373
International Growth Stock, Class NAV, JHF II (Invesco)	88,870	1,209,525
International Small Cap, Class NAV, JHF II (Franklin Templeton)	135,539	2,267,560
International Small Company, Class NAV, JHF II (DFA)	2,178,429	21,958,567
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,413,916	31,912,090
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,485,737	35,471,473
Small Cap Growth, Class NAV, JHF II (Redwood)	996,821	16,656,882
Small Cap Value, Class NAV, JHF II (Wellington)	895,955	17,533,839
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,130,382	279,952,732
Value Equity, Class NAV, JHIT (Barrow Hanley)	101,605	1,164,393
Fixed income - 5.2%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	132,003	1,301,551
Bond, Class NAV, JHSB (MIM US) (B)	573,957	9,407,161
Core Bond, Class NAV, JHF II (Wells Capital)	589,730	7,943,669
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	711,221	6,635,693
Floating Rate Income, Class NAV, JHF II (Bain Capital)	403,668	3,346,404
High Yield, Class NAV, JHBT (MIM US) (B)	674,620	2,300,453
Real Return Bond, Class NAV, JHF II (PIMCO)	24,076	273,259
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	27

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	274,206	$2,613,186
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	25,516	276,079
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	711,468	7,584,251
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	70,573	789,002
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	701,985	6,437,200
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	2,822,025	27,288,978
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,101,968	9,521,917
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,591,908	10,030,685

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $706,483,898)		$793,647,405
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 1.5%
Fidelity Emerging Markets Index Fund	819,704	8,106,873
Fidelity Small Cap Index Fund	197,504	3,797,992
Fixed income - 0.5%
Fidelity Inflation Protected Bond Index Fund	393,638	4,058,412

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $16,332,899)		$15,963,277
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Note, 1.625%, 08/15/2029	1,316,000	1,330,959

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,329,520)		$1,330,959
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.8%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	2,036,000	2,027,332
U.S. Treasury Bill, 1.985%, 11/07/2019 *	1,684,000	1,678,075
U.S. Treasury Bill, 2.051%, 10/17/2019 *	1,814,000	1,809,577
U.S. Treasury Bill, 2.100%, 09/26/2019 *	684,000	683,157
U.S. Treasury Bill, 2.160%, 09/12/2019 *	365,000	364,830
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	516,491	516,491

TOTAL SHORT-TERM INVESTMENTS (Cost $7,078,437)		$7,079,462
Total investments (Cost $731,224,754) - 100.0%		$818,021,103
Other assets and liabilities, net - (0.0%)		(790)
TOTAL NET ASSETS - 100.0%		$818,020,313
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.2%
Equity - 78.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	926,047	$38,171,656
Capital Appreciation, Class NAV, JHF II (Jennison)	1,445,585	22,710,142
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,855,998	45,307,972
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,126,621	22,419,751
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,443,772	16,574,508
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,853,651	49,895,532
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,991,315	36,460,987
Financial Industries, Class NAV, JHIT II (MIM US) (B)	767,578	14,000,619
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,054,589	12,633,977
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	416,357	19,448,057
Global Equity, Class NAV, JHF II (MIM US) (B)	1,547,040	17,760,015
Global Shareholder Yield, Class NAV, JHF III (Epoch)	977,931	10,659,449
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	635,287	6,473,579
International Growth, Class NAV, JHF III (Wellington)	743,841	20,671,339
International Growth Stock, Class NAV, JHF II (Invesco)	88,791	1,208,445
International Small Cap, Class NAV, JHF II (Franklin Templeton)	143,973	2,408,672
International Small Company, Class NAV, JHF II (DFA)	2,395,243	24,144,053
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,604,162	36,205,936
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,809,872	40,096,867
Small Cap Growth, Class NAV, JHF II (Redwood)	1,091,141	18,232,961
Small Cap Value, Class NAV, JHF II (Wellington)	952,149	18,633,547
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,494,342	317,427,724
Value Equity, Class NAV, JHIT (Barrow Hanley)	106,803	1,223,966
Fixed income - 11.6%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	378,793	3,734,897
Bond, Class NAV, JHSB (MIM US) (B)	1,578,361	25,869,332
Core Bond, Class NAV, JHF II (Wells Capital)	1,758,100	23,681,609
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,822,826	17,006,971
Floating Rate Income, Class NAV, JHF II (Bain Capital)	904,984	7,502,313
High Yield, Class NAV, JHBT (MIM US) (B)	1,964,853	6,700,148
Real Return Bond, Class NAV, JHF II (PIMCO)	61,211	694,750
28	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	761,690	$7,258,904
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	165,033	1,785,655
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,941,339	20,694,677
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	200,618	2,242,909
Alternative and specialty - 6.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,073,433	9,843,376
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,270,343	31,624,214
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,249,203	10,188,888
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,754,641	10,660,461

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $866,019,480)		$972,258,858
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 1.3%
Fidelity Emerging Markets Index Fund	826,429	8,173,380
Fidelity Small Cap Index Fund	274,566	5,279,898
Fixed income - 1.2%
Fidelity Inflation Protected Bond Index Fund	1,121,643	11,564,138

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $25,027,386)		$25,017,416
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Note, 1.625%, 08/15/2029	2,179,000	2,203,769

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,201,386)		$2,203,769
SHORT-TERM INVESTMENTS - 1.1%
U.S. Government - 1.1%
U.S. Treasury Bill, 1.985%, 11/07/2019 *	5,340,000	5,321,211
U.S. Treasury Bill, 2.051%, 10/17/2019 *	2,907,000	2,899,912
U.S. Treasury Bill, 2.100%, 09/26/2019 *	1,262,000	1,260,444
U.S. Treasury Bill, 2.160%, 09/12/2019 *	1,228,000	1,227,428
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	587,255	587,255

TOTAL SHORT-TERM INVESTMENTS (Cost $11,294,259)		$11,296,250
Total investments (Cost $904,542,511) - 100.0%		$1,010,776,293
Other assets and liabilities, net - 0.0%		3,366
TOTAL NET ASSETS - 100.0%		$1,010,779,659
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.8%
Equity - 70.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	978,882	$40,349,510
Capital Appreciation, Class NAV, JHF II (Jennison)	1,503,702	23,623,154
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,724,504	55,512,917
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,338,167	26,629,515
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,650,127	18,943,463
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,633,008	47,627,320
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,284,067	41,821,258
Financial Industries, Class NAV, JHIT II (MIM US) (B)	838,450	15,293,328
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,495,868	17,920,499
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	479,161	22,381,614
Global Equity, Class NAV, JHF II (MIM US) (B)	1,849,810	21,235,815
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,093,224	11,916,146
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	657,424	6,699,151
International Growth, Class NAV, JHF III (Wellington)	779,379	21,658,945
International Growth Stock, Class NAV, JHF II (Invesco)	112,523	1,531,441
International Small Cap, Class NAV, JHF II (Franklin Templeton)	163,531	2,735,868
International Small Company, Class NAV, JHF II (DFA)	2,397,664	24,168,449
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,670,319	37,699,108
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,073,626	43,860,641
Small Cap Growth, Class NAV, JHF II (Redwood)	1,065,027	17,796,603
Small Cap Value, Class NAV, JHF II (Wellington)	931,767	18,234,686
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,034,910	323,450,437
Value Equity, Class NAV, JHIT (Barrow Hanley)	129,123	1,479,751
Fixed income - 18.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	644,490	6,354,668
Bond, Class NAV, JHSB (MIM US) (B)	2,909,077	47,679,766
Core Bond, Class NAV, JHF II (Wells Capital)	3,609,793	48,623,911
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,168,113	29,558,492
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,698,895	14,083,843
High Yield, Class NAV, JHBT (MIM US) (B)	3,615,950	12,330,389
Real Return Bond, Class NAV, JHF II (PIMCO)	135,547	1,538,461
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	29

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,519,339	$14,479,302
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	297,649	3,220,561
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,906,160	41,639,670
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	371,665	4,155,214
Alternative and specialty - 5.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,529,512	14,025,625
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,571,660	34,537,951
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,232,990	10,115,444
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,950,514	11,418,488

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,017,470,165)		$1,136,331,404
UNAFFILIATED INVESTMENT COMPANIES - 3.0%
Equity - 1.2%
Fidelity Emerging Markets Index Fund	863,848	8,543,456
Fidelity Small Cap Index Fund	307,150	5,906,501
Fixed income - 1.8%
Fidelity Inflation Protected Bond Index Fund	2,108,806	21,741,793

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $35,572,303)		$36,191,750
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Note, 1.625%, 08/15/2029	4,062,000	4,108,174

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,103,731)		$4,108,174
SHORT-TERM INVESTMENTS - 1.9%
U.S. Government - 1.8%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	9,355,000	9,315,174
U.S. Treasury Bill, 1.985%, 11/07/2019 *	6,071,000	6,049,639
U.S. Treasury Bill, 2.051%, 10/17/2019 *	2,097,000	2,091,887
U.S. Treasury Bill, 2.100%, 09/26/2019 *	1,779,000	1,776,806
U.S. Treasury Bill, 2.160%, 09/12/2019 *	2,179,000	2,177,985
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	748,285	748,285

TOTAL SHORT-TERM INVESTMENTS (Cost $22,156,705)		$22,159,776
Total investments (Cost $1,079,302,904) - 100.0%		$1,198,791,104
Other assets and liabilities, net - 0.0%		7,063
TOTAL NET ASSETS - 100.0%		$1,198,798,167
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.7%
Equity - 59.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	790,411	$32,580,728
Capital Appreciation, Class NAV, JHF II (Jennison)	1,230,457	19,330,475
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,653,074	54,673,616
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,136,305	22,612,462
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,315,913	15,106,686
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,328,551	34,217,509
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,907,423	34,924,911
Financial Industries, Class NAV, JHIT II (MIM US) (B)	749,453	13,670,019
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,759,240	21,075,693
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	357,230	16,686,194
Global Equity, Class NAV, JHF II (MIM US) (B)	1,833,312	21,046,421
Global Shareholder Yield, Class NAV, JHF III (Epoch)	870,881	9,492,599
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	501,747	5,112,807
International Growth, Class NAV, JHF III (Wellington)	589,070	16,370,252
International Growth Stock, Class NAV, JHF II (Invesco)	74,022	1,007,438
International Small Cap, Class NAV, JHF II (Franklin Templeton)	118,927	1,989,643
International Small Company, Class NAV, JHF II (DFA)	1,787,944	18,022,473
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,357,071	30,629,094
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,388,889	34,089,445
Small Cap Growth, Class NAV, JHF II (Redwood)	844,035	14,103,818
Small Cap Value, Class NAV, JHF II (Wellington)	731,109	14,307,810
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,992,951	289,563,836
Value Equity, Class NAV, JHIT (Barrow Hanley)	100,413	1,150,733
Fixed income - 29.1%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	916,946	9,041,085
Bond, Class NAV, JHSB (MIM US) (B)	4,880,700	79,994,676
Core Bond, Class NAV, JHF II (Wells Capital)	5,104,632	68,759,395
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,466,554	41,672,951
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,803,049	23,237,280
High Yield, Class NAV, JHBT (MIM US) (B)	5,787,989	19,737,044
Real Return Bond, Class NAV, JHF II (PIMCO)	210,302	2,386,930
30	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,617,225	$24,942,157
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	606,392	6,561,156
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	6,656,841	70,961,924
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	589,847	6,594,492
Alternative and specialty - 5.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,718,037	15,754,396
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,157,615	30,534,142
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,877,575	8,505,415
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,491,632	9,642,617

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,029,604,132)		$1,140,090,322
UNAFFILIATED INVESTMENT COMPANIES - 3.9%
Equity - 0.9%
Fidelity Emerging Markets Index Fund	769,263	7,608,013
Fidelity Small Cap Index Fund	190,746	3,668,049
Fixed income - 3.0%
Fidelity Inflation Protected Bond Index Fund	3,524,888	36,341,596

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $46,154,355)		$47,617,658
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury Note, 1.625%, 08/15/2029	5,036,000	5,093,245

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,087,737)		$5,093,245
SHORT-TERM INVESTMENTS - 2.0%
U.S. Government - 1.9%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	5,986,000	5,960,516
U.S. Treasury Bill, 1.985%, 11/07/2019 *	8,699,000	8,668,392
U.S. Treasury Bill, 2.051%, 10/17/2019 *	3,036,000	3,028,597
U.S. Treasury Bill, 2.100%, 09/26/2019 *	2,433,000	2,430,000
U.S. Treasury Bill, 2.160%, 09/12/2019 *	3,554,000	3,552,345
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	749,540	749,540

TOTAL SHORT-TERM INVESTMENTS (Cost $24,385,558)		$24,389,390
Total investments (Cost $1,105,231,782) - 100.0%		$1,217,190,615
Other assets and liabilities, net - (0.0%)		(8,927)
TOTAL NET ASSETS - 100.0%		$1,217,181,688
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.7%
Equity - 49.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	388,937	$16,031,980
Capital Appreciation, Class NAV, JHF II (Jennison)	623,561	9,796,142
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,248,625	38,171,341
Disciplined Value, Class NAV, JHF III (Boston Partners)	573,354	11,409,741
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,262,696	14,495,747
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,460,370	15,012,605
Equity Income, Class NAV, JHF II (T. Rowe Price)	989,661	18,120,690
Financial Industries, Class NAV, JHIT II (MIM US) (B)	331,816	6,052,323
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,170,269	14,019,823
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	225,135	10,516,076
Global Equity, Class NAV, JHF II (MIM US) (B)	1,235,629	14,185,018
Global Shareholder Yield, Class NAV, JHF III (Epoch)	640,967	6,986,542
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	245,228	2,498,878
International Growth, Class NAV, JHF III (Wellington)	286,549	7,963,208
International Growth Stock, Class NAV, JHF II (Invesco)	33,394	454,488
International Small Cap, Class NAV, JHF II (Franklin Templeton)	56,023	937,266
International Small Company, Class NAV, JHF II (DFA)	885,920	8,930,072
Mid Cap Stock, Class NAV, JHF II (Wellington)	690,745	15,590,124
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,217,949	17,380,132
Small Cap Growth, Class NAV, JHF II (Redwood)	447,530	7,478,221
Small Cap Value, Class NAV, JHF II (Wellington)	392,497	7,681,168
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,601,666	151,524,648
Value Equity, Class NAV, JHIT (Barrow Hanley)	51,050	585,032
Fixed income - 38.3%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	941,120	9,279,445
Bond, Class NAV, JHSB (MIM US) (B)	4,195,447	68,763,384
Core Bond, Class NAV, JHF II (Wells Capital)	4,647,587	62,602,997
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,744,501	34,936,198
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,380,978	19,738,308
High Yield, Class NAV, JHBT (MIM US) (B)	4,666,765	15,913,667
Real Return Bond, Class NAV, JHF II (PIMCO)	177,058	2,009,605
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	31

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	774,962	$7,749,623
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,051,817	19,553,815
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	532,630	5,763,058
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	5,185,001	55,272,107
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	474,815	5,308,432
Alternative and specialty - 5.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,490,214	13,665,261
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	1,836,158	17,755,649
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,006,862	4,561,084
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,219,780	4,720,550

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $672,958,512)		$743,414,448
UNAFFILIATED INVESTMENT COMPANIES - 4.8%
Equity - 0.8%
Fidelity Emerging Markets Index Fund	421,845	4,172,045
Fidelity Small Cap Index Fund	126,636	2,435,205
Fixed income - 4.0%
Fidelity Inflation Protected Bond Index Fund	3,110,520	32,069,463

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,209,416)		$38,676,713
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury Note, 1.625%, 08/15/2029	3,406,000	3,444,717

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,440,991)		$3,444,717
SHORT-TERM INVESTMENTS - 2.1%
U.S. Government - 2.0%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	3,812,000	3,795,771
U.S. Treasury Bill, 1.985%, 11/07/2019 *	5,522,000	5,502,570
U.S. Treasury Bill, 2.051%, 10/17/2019 *	1,673,000	1,668,921
U.S. Treasury Bill, 2.100%, 09/26/2019 *	1,844,000	1,841,726
U.S. Treasury Bill, 2.160%, 09/12/2019 *	3,194,000	3,192,513
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	642,419	642,419

TOTAL SHORT-TERM INVESTMENTS (Cost $16,641,284)		$16,643,920
Total investments (Cost $730,250,203) - 100.0%		$802,179,798
Other assets and liabilities, net - (0.0%)		(61,438)
TOTAL NET ASSETS - 100.0%		$802,118,360
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.1%
Equity - 41.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	121,110	$4,992,154
Capital Appreciation, Class NAV, JHF II (Jennison)	176,669	2,775,467
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,243,264	14,608,354
Disciplined Value, Class NAV, JHF III (Boston Partners)	158,199	3,148,157
Disciplined Value International, Class NAV, JHIT (Boston Partners)	315,853	3,625,990
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	366,138	3,763,895
Equity Income, Class NAV, JHF II (T. Rowe Price)	296,668	5,431,999
Financial Industries, Class NAV, JHIT II (MIM US) (B)	63,424	1,156,846
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	455,254	5,453,937
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	50,992	2,381,859
Global Equity, Class NAV, JHF II (MIM US) (B)	473,155	5,431,822
Global Shareholder Yield, Class NAV, JHF III (Epoch)	287,934	3,138,485
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	71,375	727,310
International Growth, Class NAV, JHF III (Wellington)	83,636	2,324,250
International Growth Stock, Class NAV, JHF II (Invesco)	10,441	142,102
International Small Cap, Class NAV, JHF II (Franklin Templeton)	16,206	271,126
International Small Company, Class NAV, JHF II (DFA)	274,545	2,767,411
Mid Cap Stock, Class NAV, JHF II (Wellington)	204,298	4,611,016
Mid Value, Class NAV, JHF II (T. Rowe Price)	370,746	5,290,543
Small Cap Growth, Class NAV, JHF II (Redwood)	120,986	2,021,683
Small Cap Value, Class NAV, JHF II (Wellington)	105,461	2,063,873
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,378,150	48,773,515
Value Equity, Class NAV, JHIT (Barrow Hanley)	14,472	165,854
Fixed income - 46.1%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	485,019	4,782,290
Bond, Class NAV, JHSB (MIM US) (B)	2,030,285	33,276,371
Core Bond, Class NAV, JHF II (Wells Capital)	2,255,134	30,376,659
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,606,881	14,992,204
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,050,964	8,712,495
High Yield, Class NAV, JHBT (MIM US) (B)	1,972,972	6,727,834
Real Return Bond, Class NAV, JHF II (PIMCO)	77,581	880,541
32	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	366,120	$3,661,196
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	838,807	7,993,827
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	212,571	2,300,022
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,119,497	22,593,840
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	200,956	2,246,687
Alternative and specialty - 4.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	593,386	5,441,348
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	617,008	5,966,467
Health Sciences, Class NAV, JHF II (T. Rowe Price)	163,052	738,626
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	230,525	892,133

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $250,997,276)		$276,650,188
UNAFFILIATED INVESTMENT COMPANIES - 5.2%
Equity - 0.7%
Fidelity Emerging Markets Index Fund	138,193	1,366,726
Fidelity International Index Fund	2,279	90,675
Fidelity Small Cap Index Fund	42,546	818,161
Fixed income - 4.5%
Fidelity Inflation Protected Bond Index Fund	1,314,114	13,548,517

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,166,557)		$15,824,079
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury Note, 1.625%, 08/15/2029	1,385,000	1,400,744

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,399,229)		$1,400,744
SHORT-TERM INVESTMENTS - 2.2%
U.S. Government - 2.1%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	1,842,000	1,834,158
U.S. Treasury Bill, 1.985%, 11/07/2019 *	2,185,000	2,177,312
U.S. Treasury Bill, 2.051%, 10/17/2019 *	403,000	402,017
U.S. Treasury Bill, 2.100%, 09/26/2019 *	712,000	711,122
U.S. Treasury Bill, 2.160%, 09/12/2019 *	1,298,000	1,297,396
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	202,084	202,084

TOTAL SHORT-TERM INVESTMENTS (Cost $6,623,062)		$6,624,089
Total investments (Cost $274,186,124) - 100.0%		$300,499,100
Other assets and liabilities, net - (0.0%)		(21,949)
TOTAL NET ASSETS - 100.0%		$300,477,151
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 8-31-19
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.7%
Equity - 35.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	58,225	$2,400,038
Capital Appreciation, Class NAV, JHF II (Jennison)	81,803	1,285,128
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	724,057	8,507,665
Disciplined Value, Class NAV, JHF III (Boston Partners)	107,273	2,134,725
Disciplined Value International, Class NAV, JHIT (Boston Partners)	102,935	1,181,693
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	165,729	1,703,689
Equity Income, Class NAV, JHF II (T. Rowe Price)	204,194	3,738,795
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	228,000	2,731,443
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	35,613	1,663,460
Global Equity, Class NAV, JHF II (MIM US) (B)	299,515	3,438,438
Global Shareholder Yield, Class NAV, JHF III (Epoch)	213,382	2,325,859
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	37,033	377,365
International Growth, Class NAV, JHF III (Wellington)	43,335	1,204,287
International Growth Stock, Class NAV, JHF II (Invesco)	5,411	73,650
International Small Cap, Class NAV, JHF II (Franklin Templeton)	7,813	130,717
International Small Company, Class NAV, JHF II (DFA)	127,682	1,287,031
Mid Cap Stock, Class NAV, JHF II (Wellington)	95,634	2,158,464
Mid Value, Class NAV, JHF II (T. Rowe Price)	192,263	2,743,592
Small Cap Growth, Class NAV, JHF II (Redwood)	38,883	649,735
Small Cap Value, Class NAV, JHF II (Wellington)	46,197	904,068
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,372,082	26,425,595
Value Equity, Class NAV, JHIT (Barrow Hanley)	6,472	74,170
Fixed income - 51.3%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	330,851	3,262,195
Bond, Class NAV, JHSB (MIM US) (B)	1,467,094	24,045,679
Core Bond, Class NAV, JHF II (Wells Capital)	1,655,890	22,304,841
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,058,655	9,877,256
Floating Rate Income, Class NAV, JHF II (Bain Capital)	691,378	5,731,522
High Yield, Class NAV, JHBT (MIM US) (B)	1,292,664	4,407,985
Real Return Bond, Class NAV, JHF II (PIMCO)	54,307	616,380
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	323,454	3,234,540
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	33

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	561,628	$5,352,312
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	138,175	1,495,051
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,426,600	15,207,552
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	131,484	1,469,995
Alternative and specialty - 3.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	428,917	3,933,171
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	354,932	3,432,188

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $157,249,368)		$171,510,274
UNAFFILIATED INVESTMENT COMPANIES - 6.2%
Equity - 1.1%
Fidelity Emerging Markets Index Fund	76,260	754,215
Fidelity International Index Fund	21,617	860,123
Fidelity Small Cap Index Fund	22,796	438,376
Fixed income - 5.1%
Fidelity Inflation Protected Bond Index Fund	937,416	9,664,763

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $11,229,243)		$11,717,477
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury Note, 1.625%, 08/15/2029	995,000	1,006,310

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,005,222)		$1,006,310
SHORT-TERM INVESTMENTS - 2.6%
U.S. Government - 2.5%
U.S. Treasury Bill, 1.930%, 11/21/2019 *	931,000	927,037
U.S. Treasury Bill, 1.985%, 11/07/2019 *	1,959,000	1,952,107
U.S. Treasury Bill, 2.051%, 10/17/2019 *	390,000	389,049
U.S. Treasury Bill, 2.100%, 09/26/2019 *	584,000	583,280
U.S. Treasury Bill, 2.160%, 09/12/2019 *	836,000	835,611
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	146,537	146,537

TOTAL SHORT-TERM INVESTMENTS (Cost $4,832,831)		$4,833,621
Total investments (Cost $174,316,664) - 100.0%		$189,067,682
Other assets and liabilities, net - (0.0%)		(22,037)
TOTAL NET ASSETS - 100.0%		$189,045,645
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
34	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$2,048,416	$5,408,927	$10,960,502	$20,553,181
Affiliated investments, at value	81,995,765	201,143,307	392,890,694	720,032,355
Total investments, at value	84,044,181	206,552,234	403,851,196	740,585,536
Dividends and interest receivable	11,060	30,576	62,352	118,151
Receivable for fund shares sold	246,501	72,816	68,884	50,560
Receivable for investments sold	—	—	281,762	855,245
Receivable from affiliates	3,810	6,493	10,734	18,795
Other assets	40,825	41,748	38,060	33,057
Total assets	84,346,377	206,703,867	404,312,988	741,661,344
Liabilities
Payable for investments purchased	248,668	69,729	36,812	66,613
Payable for fund shares repurchased	3,795	18,258	344,853	895,210
Payable to affiliates
Accounting and legal services fees	4,807	12,333	24,556	45,244
Transfer agent fees	225	1,392	5,566	10,651
Distribution and service fees	29	132	727	1,052
Trustees' fees	44	113	225	414
Other liabilities and accrued expenses	48,202	49,283	46,713	53,216
Total liabilities	305,770	151,240	459,452	1,072,400
Net assets	$84,040,607	$206,552,627	$403,853,536	$740,588,944
Net assets consist of
Paid-in capital	$83,456,895	$200,438,444	$375,193,372	$599,389,738
Total distributable earnings (loss)	583,712	6,114,183	28,660,164	141,199,206
Net assets	$84,040,607	$206,552,627	$403,853,536	$740,588,944
Unaffiliated investments, at cost	$2,091,022	$5,528,710	$11,207,934	$21,018,702
Affiliated investments, at cost	84,363,434	204,778,326	386,021,923	638,038,283
Total investments, at cost	86,454,456	210,307,036	397,229,857	659,056,985
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$2,135,872	$13,754,511	$54,552,157	$104,553,565
Shares outstanding	179,822	1,269,809	4,680,945	9,766,184
Net asset value and redemption price per share	$11.88	$10.83	$11.65	$10.71
Class I
Net assets	$46,500	$56,842	$55,980	$198,807
Shares outstanding	3,904	5,235	4,794	18,452
Net asset value, offering price and redemption price per share	$11.91	$10.86	$11.68	$10.77
Class R1
Net assets	$46,541	$44,335	$1,386,507	$1,713,353
Shares outstanding	3,919	4,096	119,330	160,635
Net asset value, offering price and redemption price per share	$11.88	$10.82	$11.62	$10.67
Class R2
Net assets	$95,141	$602,157	$1,263,996	$2,592,122
Shares outstanding	8,008	55,620	108,483	241,217
Net asset value, offering price and redemption price per share	$11.88	$10.83	$11.65	$10.75
Class R3
Net assets	$153,197	$106,774	$1,010,884	$985,577
Shares outstanding	12,903	9,880	86,935	92,270
Net asset value, offering price and redemption price per share	$11.87	$10.81	$11.63	$10.68
Class R4
Net assets	$54,917	$44,285	$776,313	$173,636
Shares outstanding	4,617	4,082	66,577	16,174
Net asset value, offering price and redemption price per share	$11.90 [2]	$10.85	$11.66	$10.74
Class R5
Net assets	$168,092	$97,341	$34,042	$1,483,577
Shares outstanding	14,121	8,961	2,914	137,369
Net asset value, offering price and redemption price per share	$11.90	$10.86	$11.68	$10.80
Class R6
Net assets	$1,610,645	$5,437,091	$15,426,229	$29,019,905
Shares outstanding	135,146	500,403	1,319,557	2,692,239
Net asset value, offering price and redemption price per share	$11.92	$10.87	$11.69	$10.78
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	35

STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

Continued
	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Class 1
Net assets	$79,729,702	$186,409,291	$329,347,428	$599,868,402
Shares outstanding	6,694,024	17,163,368	28,211,061	55,607,213
Net asset value, offering price and redemption price per share	$11.91	$10.86	$11.67	$10.79
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$12.51	$11.40	$12.26	$11.27

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $11.90 is calculated using Net assets of $54,916.58 and Shares outstanding of 4,616.66.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
36	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

Continued

	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$24,373,698	$38,517,435	$62,459,700	$77,100,293
Affiliated investments, at value	793,647,405	972,258,858	1,136,331,404	1,140,090,322
Total investments, at value	818,021,103	1,010,776,293	1,198,791,104	1,217,190,615
Dividends and interest receivable	164,758	353,125	603,587	917,642
Receivable for fund shares sold	108,845	42,861	182,861	154,115
Receivable for investments sold	1,377,440	2,535,065	1,594,141	2,830,010
Receivable from affiliates	20,575	23,539	29,397	28,331
Other assets	33,431	36,252	41,994	45,173
Total assets	819,726,152	1,013,767,135	1,201,243,084	1,221,165,886
Liabilities
Payable for investments purchased	109,168	290,325	537,142	866,590
Payable for fund shares repurchased	1,478,746	2,563,121	1,757,149	2,964,983
Payable to affiliates
Accounting and legal services fees	50,208	62,109	74,047	75,373
Transfer agent fees	12,862	14,878	18,520	18,418
Distribution and service fees	866	1,651	1,435	2,032
Trustees' fees	459	565	674	682
Other liabilities and accrued expenses	53,530	54,827	55,950	56,120
Total liabilities	1,705,839	2,987,476	2,444,917	3,984,198
Net assets	$818,020,313	$1,010,779,659	$1,198,798,167	$1,217,181,688
Net assets consist of
Paid-in capital	$669,262,237	$830,026,570	$997,635,050	$1,032,055,094
Total distributable earnings (loss)	148,758,076	180,753,089	201,163,117	185,126,594
Net assets	$818,020,313	$1,010,779,659	$1,198,798,167	$1,217,181,688
Unaffiliated investments, at cost	$24,740,856	$38,523,031	$61,832,739	$75,627,650
Affiliated investments, at cost	706,483,898	866,019,480	1,017,470,165	1,029,604,132
Total investments, at cost	731,224,754	904,542,511	1,079,302,904	1,105,231,782
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$127,736,037	$146,788,586	$182,498,539	$180,549,913
Shares outstanding	11,711,160	13,484,180	17,155,081	17,294,773
Net asset value and redemption price per share	$10.91	$10.89	$10.64	$10.44
Class I
Net assets	$325,407	$2,447	$891,321	$1,501,726
Shares outstanding	29,632	223	83,981	144,304
Net asset value, offering price and redemption price per share	$10.98	$10.96 [2]	$10.61	$10.41
Class R1
Net assets	$2,519,029	$4,171,438	$3,670,554	$4,103,331
Shares outstanding	231,804	384,767	347,478	395,971
Net asset value, offering price and redemption price per share	$10.87	$10.84	$10.56	$10.36
Class R2
Net assets	$986,773	$2,021,417	$2,743,932	$4,273,317
Shares outstanding	90,191	184,912	259,765	412,082
Net asset value, offering price and redemption price per share	$10.94	$10.93	$10.56	$10.37
Class R3
Net assets	$1,173,954	$1,752,378	$1,300,780	$2,560,691
Shares outstanding	108,135	161,322	122,976	246,902
Net asset value, offering price and redemption price per share	$10.86	$10.86	$10.58	$10.37
Class R4
Net assets	$223,978	$86,593	$451,400	$735,987
Shares outstanding	20,513	7,916	42,614	70,691
Net asset value, offering price and redemption price per share	$10.92	$10.94	$10.59	$10.41
Class R5
Net assets	$191,807	$289,056	$946,927	$1,342,438
Shares outstanding	17,451	26,364	89,276	129,086
Net asset value, offering price and redemption price per share	$10.99	$10.96	$10.61	$10.40
Class R6
Net assets	$28,782,042	$31,906,099	$38,633,545	$38,659,295
Shares outstanding	2,624,223	2,911,708	3,641,885	3,718,831
Net asset value, offering price and redemption price per share	$10.97	$10.96	$10.61	$10.40
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	37

STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

Continued
	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Class 1
Net assets	$656,081,286	$823,761,645	$967,661,169	$983,454,990
Shares outstanding	59,757,314	75,114,819	91,157,867	94,533,312
Net asset value, offering price and redemption price per share	$10.98	$10.97	$10.62	$10.40
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$11.48	$11.46	$11.20	$10.99

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $10.96 is calculated using Net assets of $2,447.14 and Shares outstanding of 223.352.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
38	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

Continued

	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$58,765,350	$23,848,912	$17,557,408
Affiliated investments, at value	743,414,448	276,650,188	171,510,274
Total investments, at value	802,179,798	300,499,100	189,067,682
Dividends and interest receivable	766,606	328,894	224,976
Receivable for fund shares sold	326,918	122,350	1,235
Receivable for investments sold	1,419,092	7,807	82,202
Receivable from affiliates	19,967	8,802	6,405
Other assets	44,347	35,701	31,418
Total assets	804,756,728	301,002,654	189,413,918
Liabilities
Payable for investments purchased	743,128	322,863	222,674
Payable for fund shares repurchased	1,771,804	123,994	79,705
Payable to affiliates
Accounting and legal services fees	50,384	18,355	11,679
Transfer agent fees	17,303	9,251	4,552
Distribution and service fees	1,598	579	147
Trustees' fees	455	163	104
Other liabilities and accrued expenses	53,696	50,298	49,412
Total liabilities	2,638,368	525,503	368,273
Net assets	$802,118,360	$300,477,151	$189,045,645
Net assets consist of
Paid-in capital	$684,621,599	$259,423,177	$167,533,678
Total distributable earnings (loss)	117,496,761	41,053,974	21,511,967
Net assets	$802,118,360	$300,477,151	$189,045,645
Unaffiliated investments, at cost	$57,291,691	$23,188,848	$17,067,296
Affiliated investments, at cost	672,958,512	250,997,276	157,249,368
Total investments, at cost	730,250,203	274,186,124	174,316,664
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$171,369,636	$91,688,251	$45,443,980
Shares outstanding	17,326,527	10,052,709	5,128,140
Net asset value and redemption price per share	$9.89	$9.12	$8.86
Class I
Net assets	$229,637	$670,415	$133,179
Shares outstanding	23,188	73,468	15,023
Net asset value, offering price and redemption price per share	$9.90	$9.13	$8.87
Class R1
Net assets	$4,724,012	$1,470,878	$299,695
Shares outstanding	480,121	162,013	33,972
Net asset value, offering price and redemption price per share	$9.84	$9.08	$8.82
Class R2
Net assets	$1,098,320	$33,313	$491,206
Shares outstanding	111,561	3,674	55,510
Net asset value, offering price and redemption price per share	$9.84 [2]	$9.07	$8.85
Class R3
Net assets	$1,966,929	$2,108,409	$120,420
Shares outstanding	199,685	232,147	13,648
Net asset value, offering price and redemption price per share	$9.85	$9.08	$8.82
Class R4
Net assets	$238,774	$10,994	$89,147
Shares outstanding	24,240	1,209	10,067
Net asset value, offering price and redemption price per share	$9.85	$9.09	$8.86
Class R5
Net assets	$3,777,577	$322,573	$33,979
Shares outstanding	382,051	35,386	3,833
Net asset value, offering price and redemption price per share	$9.89	$9.12	$8.87 [3]
Class R6
Net assets	$28,384,005	$11,763,648	$8,355,773
Shares outstanding	2,875,165	1,289,269	941,459
Net asset value, offering price and redemption price per share	$9.87	$9.12	$8.88
Class 1
Net assets	$590,329,470	$192,408,670	$134,078,266
Shares outstanding	59,715,080	21,096,124	15,114,870
Net asset value, offering price and redemption price per share	$9.89	$9.12	$8.87
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	39

STATEMENTS OF ASSETS AND LIABILITIES 8-31-19

Continued
	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[4]	$10.41	$9.60	$9.33

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $9.84 is calculated using Net assets of $1,098,320.39 and Shares outstanding of 111,561.49.
[3]	Net asset value, offering price and redemption price per share of $8.87 is calculated using Net assets of $33,979.26 and Shares outstanding of 3,832.617.
[4]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
40	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-19

	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$952,642	$2,862,098	$6,047,372	$11,582,123
Interest	7,049	17,439	36,041	71,082
Dividends	1,886	5,161	10,563	19,677
Less foreign taxes withheld	(85)	(461)	(1,297)	(2,877)
Other income received from advisor	110,795	297,035	579,048	1,219,195
Total investment income	1,072,287	3,181,272	6,671,727	12,889,200
Expenses
Investment management fees	87,469	244,632	507,245	954,905
Distribution and service fees	37,738	125,110	341,546	642,835
Accounting and legal services fees	12,155	34,336	71,083	133,711
Transfer agent fees	2,206	14,336	61,541	120,819
Trustees' fees	1,246	3,604	7,559	14,311
Custodian fees	22,941	24,757	24,757	24,757
State registration fees	116,822	115,872	118,668	122,432
Printing and postage	20,582	22,264	26,318	30,473
Professional fees	35,054	37,803	37,782	48,722
Other	15,421	16,340	17,901	21,203
Total expenses	351,634	639,054	1,214,400	2,114,168
Less expense reductions	(311,949)	(500,281)	(813,917)	(1,353,886)
Net expenses	39,685	138,773	400,483	760,282
Net investment income	1,032,602	3,042,499	6,271,244	12,128,918
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	30	118	1,179	12,088
Affiliated investments	(2,042,470)	(2,993,436)	(2,723,853)	13,847,128
Capital gain distributions received from affiliated investments	5,457,366	16,468,445	34,859,168	67,014,947
	3,414,926	13,475,127	32,136,494	80,874,163
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(42,638)	(119,916)	(247,721)	(466,067)
Affiliated investments	(4,245,998)	(17,857,539)	(41,978,950)	(102,195,352)
	(4,288,636)	(17,977,455)	(42,226,671)	(102,661,419)
Net realized and unrealized loss	(873,710)	(4,502,328)	(10,090,177)	(21,787,256)
Increase (decrease) in net assets from operations	$158,892	$(1,459,829)	$(3,818,933)	$(9,658,338)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	41

STATEMENTS OF OPERATIONS For the year ended 8-31-19

Continued
	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$13,178,154	$18,001,061	$23,862,615	$28,346,742
Interest	111,129	200,170	417,904	509,508
Dividends	21,658	40,936	62,026	79,789
Less foreign taxes withheld	(3,080)	(3,733)	(3,470)	(3,053)
Other income received from advisor	1,342,312	1,510,526	1,914,576	1,848,203
Total investment income	14,650,173	19,748,960	26,253,651	30,781,189
Expenses
Investment management fees	1,075,140	1,373,752	1,708,015	1,828,646
Distribution and service fees	736,318	917,462	1,078,464	1,098,666
Accounting and legal services fees	148,095	184,204	219,079	225,711
Transfer agent fees	145,000	170,329	210,311	203,771
Trustees' fees	15,859	19,827	23,611	24,565
Custodian fees	24,757	24,757	24,757	24,757
State registration fees	122,940	125,036	124,568	123,741
Printing and postage	30,402	32,373	33,766	33,950
Professional fees	50,280	54,268	58,098	58,869
Other	21,779	23,517	25,075	25,408
Total expenses	2,370,570	2,925,525	3,505,744	3,648,084
Less expense reductions	(1,492,917)	(1,841,896)	(2,222,224)	(2,351,012)
Net expenses	877,653	1,083,629	1,283,520	1,297,072
Net investment income	13,772,520	18,665,331	24,970,131	29,484,117
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	12,076	(21,998)	18,730	29,440
Affiliated investments	11,134,916	16,680,622	18,748,512	15,133,256
Capital gain distributions received from affiliated investments	72,460,144	83,325,614	89,033,491	78,601,992
	83,607,136	99,984,238	107,800,733	93,764,688
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(367,832)	(7,076)	622,914	1,467,268
Affiliated investments	(105,426,727)	(123,109,492)	(123,723,195)	(101,322,668)
	(105,794,559)	(123,116,568)	(123,100,281)	(99,855,400)
Net realized and unrealized loss	(22,187,423)	(23,132,330)	(15,299,548)	(6,090,712)
Increase (decrease) in net assets from operations	$(8,414,903)	$(4,466,999)	$9,670,583	$23,393,405
42	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-19

Continued
	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$21,536,319	$8,870,066	$5,626,195
Interest	388,175	158,493	103,400
Dividends	68,006	28,183	21,546
Other income received from advisor	1,287,299	522,261	339,643
Total investment income	23,279,799	9,579,003	6,090,784
Expenses
Investment management fees	1,298,458	489,353	310,843
Distribution and service fees	879,482	403,013	211,049
Accounting and legal services fees	153,955	57,572	35,326
Transfer agent fees	195,487	105,477	52,159
Trustees' fees	16,924	6,467	3,926
Custodian fees	24,757	24,757	24,757
State registration fees	125,907	121,903	118,306
Printing and postage	30,652	25,078	22,568
Professional fees	51,067	40,470	37,982
Other	22,288	17,513	16,504
Total expenses	2,798,977	1,291,603	833,420
Less expense reductions	(1,727,612)	(784,664)	(571,251)
Net expenses	1,071,365	506,939	262,169
Net investment income	22,208,434	9,072,064	5,828,615
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	14,741	7,406	4,038
Affiliated investments	13,287,241	5,724,074	2,455,948
Capital gain distributions received from affiliated investments	44,607,379	14,085,194	6,974,424
	57,909,361	19,816,674	9,434,410
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,469,183	658,138	488,894
Affiliated investments	(57,373,703)	(18,107,300)	(6,837,454)
	(55,904,520)	(17,449,162)	(6,348,560)
Net realized and unrealized gain	2,004,841	2,367,512	3,085,850
Increase (decrease) in net assets from operations	$24,213,275	$11,439,576	$8,914,465
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	43

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2060 Lifetime Portfolio		Multimanager 2055 Lifetime Portfolio		Multimanager 2050 Lifetime Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$1,032,602	$539,669	$3,042,499	$2,567,367	$6,271,244	$6,078,939
Net realized gain	3,414,926	3,001,812	13,475,127	13,860,756	32,136,494	34,308,023
Change in net unrealized appreciation (depreciation)	(4,288,636)	208,970	(17,977,455)	887,019	(42,226,671)	1,160,037
Increase (decrease) in net assets resulting from operations	158,892	3,750,451	(1,459,829)	17,315,142	(3,818,933)	41,546,999
Distributions to shareholders
From net investment income and net realized gain
Class A	(93,940)	—	(1,032,978)	—	(5,180,316)	—
Class I	(3,079)	—	(5,065)	—	(15,936)	—
Class R1	(2,911)	—	(4,281)	—	(137,418)	—
Class R2	(4,554)	—	(38,445)	—	(96,998)	—
Class R3	(2,910)	—	(23,132)	—	(120,299)	—
Class R4	(3,422)	—	(4,500)	—	(80,472)	—
Class R5	(8,273)	—	(8,133)	—	(6,775)	—
Class R6	(112,831)	—	(440,864)	—	(1,673,850)	—
Class 1	(3,704,710)	—	(15,574,577)	—	(33,374,846)	—
From net investment income
Class A	—	(11,477)	—	(122,181)	—	(636,307)
Class I	—	(724)	—	(804)	—	(1,050)
Class R1	—	(540)	—	(590)	—	(11,536)
Class R2	—	(795)	—	(1,765)	—	(10,797)
Class R3	—	(540)	—	(1,829)	—	(11,886)
Class R4	—	(785)	—	(762)	—	(8,669)
Class R5	—	(1,707)	—	(3,299)	—	(2,180)
Class R6	—	(7,216)	—	(15,741)	—	(80,943)
Class 1	—	(456,897)	—	(2,345,291)	—	(5,293,424)
From net realized gain
Class A	—	(29,238)	—	(394,330)	—	(2,327,946)
Class I	—	(1,489)	—	(2,122)	—	(3,162)
Class R1	—	(1,495)	—	(2,059)	—	(55,879)
Class R2	—	(1,818)	—	(5,338)	—	(41,901)
Class R3	—	(1,495)	—	(6,587)	—	(52,578)
Class R4	—	(1,657)	—	(2,083)	—	(28,293)
Class R5	—	(3,311)	—	(8,324)	—	(6,270)
Class R6	—	(13,853)	—	(39,187)	—	(228,912)
Class 1	—	(904,172)	—	(6,009,367)	—	(15,413,114)
Total distributions	(3,936,630)	(1,439,209)	(17,131,975)	(8,961,659)	(40,686,910)	(24,214,847)
Portfolio share transactions
From portfolio share transactions	32,966,334	27,035,768	38,886,086	33,690,526	41,822,596	20,494,739
Total increase (decrease)	29,188,596	29,347,010	20,294,282	42,044,009	(2,683,247)	37,826,891
Net assets
Beginning of year	54,852,011	25,505,001	186,258,345	144,214,336	406,536,783	368,709,892
End of year	$84,040,607	$54,852,011	$206,552,627	$186,258,345	$403,853,536	$406,536,783
Undistributed net investment income (loss)	(a)	99,011	(a)	344,184	(a)	683,422

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
44	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2045 Lifetime Portfolio		Multimanager 2040 Lifetime Portfolio		Multimanager 2035 Lifetime Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$12,128,918	$12,610,275	$13,772,520	$13,838,294	$18,665,331	$18,796,767
Net realized gain	80,874,163	75,853,982	83,607,136	80,449,244	99,984,238	95,679,327
Change in net unrealized appreciation (depreciation)	(102,661,419)	(2,646,707)	(105,794,559)	(3,012,958)	(123,116,568)	(7,701,808)
Increase (decrease) in net assets resulting from operations	(9,658,338)	85,817,550	(8,414,903)	91,274,580	(4,466,999)	106,774,286
Distributions to shareholders
From net investment income and net realized gain
Class A	(11,588,938)	—	(13,451,438)	—	(15,261,093)	—
Class I	(8,952)	—	(12,330)	—	(12,021)	—
Class R1	(206,880)	—	(252,679)	—	(591,449)	—
Class R2	(251,564)	—	(79,059)	—	(194,892)	—
Class R3	(124,712)	—	(295,533)	—	(200,711)	—
Class R4	(17,277)	—	(23,691)	—	(35,318)	—
Class R5	(259,384)	—	(40,835)	—	(36,222)	—
Class R6	(3,245,626)	—	(3,539,663)	—	(3,596,028)	—
Class 1	(70,191,203)	—	(75,246,373)	—	(91,587,792)	—
From net investment income
Class A	—	(1,415,154)	—	(1,562,194)	—	(2,000,440)
Class I	—	(1,022)	—	(2,454)	—	(5,728)
Class R1	—	(18,927)	—	(22,715)	—	(68,491)
Class R2	—	(20,926)	—	(15,565)	—	(21,988)
Class R3	—	(14,087)	—	(22,551)	—	(25,156)
Class R4	—	(5,847)	—	(5,359)	—	(8,583)
Class R5	—	(36,241)	—	(15,761)	—	(15,980)
Class R6	—	(133,313)	—	(135,512)	—	(204,069)
Class 1	—	(10,991,798)	—	(11,855,439)	—	(16,171,969)
From net realized gain
Class A	—	(7,669,419)	—	(7,914,809)	—	(9,863,474)
Class I	—	(4,584)	—	(10,263)	—	(23,658)
Class R1	—	(135,556)	—	(152,448)	—	(434,906)
Class R2	—	(121,448)	—	(84,330)	—	(115,387)
Class R3	—	(92,142)	—	(138,319)	—	(147,319)
Class R4	—	(29,105)	—	(24,582)	—	(38,387)
Class R5	—	(156,729)	—	(63,603)	—	(63,923)
Class R6	—	(560,821)	—	(531,865)	—	(794,942)
Class 1	—	(47,554,648)	—	(47,861,911)	—	(64,666,562)
Total distributions	(85,894,536)	(68,961,767)	(92,941,601)	(70,419,680)	(111,515,526)	(94,670,962)
Portfolio share transactions
From portfolio share transactions	36,949,715	2,123,362	47,336,637	8,670,330	28,874,148	25,375,354
Total increase (decrease)	(58,603,159)	18,979,145	(54,019,867)	29,525,230	(87,108,377)	37,478,678
Net assets
Beginning of year	799,192,103	780,212,958	872,040,180	842,514,950	1,097,888,036	1,060,409,358
End of year	$740,588,944	$799,192,103	$818,020,313	$872,040,180	$1,010,779,659	$1,097,888,036
Undistributed net investment income (loss)	(a)	1,386,015	(a)	1,781,534	(a)	3,567,203

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	45

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio		Multimanager 2020 Lifetime Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$24,970,131	$25,003,250	$29,484,117	$29,298,974	$22,208,434	$23,044,246
Net realized gain	107,800,733	106,575,528	93,764,688	103,708,319	57,909,361	63,615,554
Change in net unrealized appreciation (depreciation)	(123,100,281)	(19,491,358)	(99,855,400)	(32,181,578)	(55,904,520)	(27,797,301)
Increase in net assets resulting from operations	9,670,583	112,087,420	23,393,405	100,825,715	24,213,275	58,862,499
Distributions to shareholders
From net investment income and net realized gain
Class A	(18,040,944)	—	(16,558,687)	—	(15,099,709)	—
Class I	(74,773)	—	(10,924)	—	(30,390)	—
Class R1	(366,303)	—	(390,154)	—	(394,662)	—
Class R2	(140,571)	—	(243,728)	—	(128,558)	—
Class R3	(193,993)	—	(252,246)	—	(172,438)	—
Class R4	(53,322)	—	(73,321)	—	(19,353)	—
Class R5	(116,364)	—	(133,730)	—	(393,841)	—
Class R6	(4,342,951)	—	(4,243,076)	—	(2,805,848)	—
Class 1	(103,718,952)	—	(105,918,621)	—	(63,603,874)	—
From net investment income
Class A	—	(2,771,354)	—	(3,045,329)	—	(3,195,117)
Class I	—	(5,336)	—	(3,569)	—	(11,967)
Class R1	—	(53,397)	—	(64,448)	—	(69,750)
Class R2	—	(36,748)	—	(44,168)	—	(30,350)
Class R3	—	(29,294)	—	(46,555)	—	(33,559)
Class R4	—	(12,061)	—	(13,580)	—	(11,382)
Class R5	—	(28,452)	—	(27,132)	—	(117,515)
Class R6	—	(239,680)	—	(349,773)	—	(327,426)
Class 1	—	(20,911,016)	—	(24,748,967)	—	(19,207,089)
From net realized gain
Class A	—	(12,085,001)	—	(10,969,745)	—	(9,283,102)
Class I	—	(19,922)	—	(11,120)	—	(30,566)
Class R1	—	(291,910)	—	(280,381)	—	(240,581)
Class R2	—	(169,500)	—	(167,185)	—	(92,142)
Class R3	—	(149,103)	—	(192,050)	—	(109,855)
Class R4	—	(48,461)	—	(45,834)	—	(30,870)
Class R5	—	(102,476)	—	(82,314)	—	(292,878)
Class R6	—	(842,526)	—	(1,038,252)	—	(799,970)
Class 1	—	(75,319,170)	—	(75,094,700)	—	(47,873,648)
Total distributions	(127,048,173)	(113,115,407)	(127,824,487)	(116,225,102)	(82,648,673)	(81,757,767)
Portfolio share transactions
From portfolio share transactions	16,399,104	21,396,965	(26,141,907)	8,515,829	(75,745,244)	(29,929,466)
Total increase (decrease)	(100,978,486)	20,368,978	(130,572,989)	(6,883,558)	(134,180,642)	(52,824,734)
Net assets
Beginning of year	1,299,776,653	1,279,407,675	1,347,754,677	1,354,638,235	936,299,002	989,123,736
End of year	$1,198,798,167	$1,299,776,653	$1,217,181,688	$1,347,754,677	$802,118,360	$936,299,002
Undistributed net investment income (loss)	(a)	6,732,700	(a)	9,965,507	(a)	8,818,667

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
46	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$9,072,064	$10,000,657	$5,828,615	$6,042,829
Net realized gain	19,816,674	24,670,489	9,434,410	12,019,903
Change in net unrealized appreciation (depreciation)	(17,449,162)	(15,888,300)	(6,348,560)	(9,161,397)
Increase in net assets resulting from operations	11,439,576	18,782,846	8,914,465	8,901,335
Distributions to shareholders
From net investment income and net realized gain
Class A	(8,454,544)	—	(3,533,345)	—
Class I	(56,242)	—	(12,726)	—
Class R1	(133,475)	—	(35,868)	—
Class R2	(4,328)	—	(36,407)	—
Class R3	(231,894)	—	(10,462)	—
Class R4	(6,316)	—	(6,296)	—
Class R5	(47,658)	—	(3,539)	—
Class R6	(1,210,562)	—	(868,970)	—
Class 1	(21,831,006)	—	(11,897,784)	—
From net investment income
Class A	—	(2,226,738)	—	(1,187,983)
Class I	—	(11,316)	—	(4,249)
Class R1	—	(33,159)	—	(11,213)
Class R2	—	(2,245)	—	(9,453)
Class R3	—	(50,721)	—	(3,249)
Class R4	—	(2,511)	—	(6,548)
Class R5	—	(36,741)	—	(8,829)
Class R6	—	(138,906)	—	(100,952)
Class 1	—	(7,914,326)	—	(4,988,324)
From net realized gain
Class A	—	(5,441,239)	—	(1,996,762)
Class I	—	(24,630)	—	(6,389)
Class R1	—	(94,233)	—	(21,351)
Class R2	—	(5,689)	—	(16,496)
Class R3	—	(137,662)	—	(6,033)
Class R4	—	(5,759)	—	(10,360)
Class R5	—	(78,258)	—	(12,990)
Class R6	—	(290,617)	—	(146,044)
Class 1	—	(16,855,864)	—	(7,345,909)
Total distributions	(31,976,025)	(33,350,614)	(16,405,397)	(15,883,134)
Portfolio share transactions
From portfolio share transactions	(44,122,951)	(45,494,437)	(16,171,958)	(25,716,559)
Total decrease	(64,659,400)	(60,062,205)	(23,662,890)	(32,698,358)
Net assets
Beginning of year	365,136,551	425,198,756	212,708,535	245,406,893
End of year	$300,477,151	$365,136,551	$189,045,645	$212,708,535
Undistributed net investment income (loss)	(a)	4,004,426	(a)	2,525,750

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	47

Financial highlights
Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2019	12.91	0.14 [6]	(0.41)	(0.27)	(0.16)	(0.60)	(0.76)	11.88	(1.30)	0.88	0.41	1.22 [6]	2,136	27
08-31-2018	12.12	0.13 [6]	1.19	1.32	(0.15)	(0.38)	(0.53)	12.91	11.08	1.09	0.41	1.06 [6]	1,497	21
08-31-2017	10.61	0.08 [6]	1.56	1.64	(0.12)	(0.01)	(0.13)	12.12	15.59	2.63	0.42	0.71 [6]	640	24
08-31-2016 [7]	10.00	(0.01) [6]	0.62	0.61	—	—	—	10.61	6.10 [8]	23.24 [9]	0.43 [9]	(0.12) [6,9]	118	10
Class I
08-31-2019	12.95	0.20 [6]	(0.45)	(0.25)	(0.19)	(0.60)	(0.79)	11.91	(1.06)	0.59	0.13	1.66 [6]	47	27
08-31-2018	12.15	0.15 [6]	1.22	1.37	(0.19)	(0.38)	(0.57)	12.95	11.45	0.79	0.11	1.20 [6]	51	21
08-31-2017	10.62	0.18 [6]	1.50	1.68	(0.14)	(0.01)	(0.15)	12.15	16.04	2.32	0.11	1.57 [6]	121	24
08-31-2016 [7]	10.00	0.01 [6]	0.61	0.62	—	—	—	10.62	6.20 [8]	22.93 [9]	0.11 [9]	0.20 [6,9]	106	10
Class R1
08-31-2019	12.90	0.15 [6]	(0.43)	(0.28)	(0.14)	(0.60)	(0.74)	11.88	(1.34)	0.98	0.51	1.28 [6]	47	27
08-31-2018	12.12	0.10 [6]	1.20	1.30	(0.14)	(0.38)	(0.52)	12.90	10.89	1.19	0.51	0.80 [6]	51	21
08-31-2017	10.60	0.13 [6]	1.51	1.64	(0.11)	(0.01)	(0.12)	12.12	15.63	2.73	0.51	1.17 [6]	121	24
08-31-2016 [7]	10.00	(0.01) [6]	0.61	0.60	—	—	—	10.60	6.00 [8]	23.33 [9]	0.52 [9]	(0.21) [6,9]	106	10
Class R2
08-31-2019	12.92	0.16 [6]	(0.43)	(0.27)	(0.17)	(0.60)	(0.77)	11.88	(1.27)	0.83	0.36	1.31 [6]	95	27
08-31-2018	12.14	0.13 [6]	1.20	1.33	(0.17)	(0.38)	(0.55)	12.92	11.13	0.98	0.30	1.03 [6]	73	21
08-31-2017	10.61	0.16 [6]	1.51	1.67	(0.13)	(0.01)	(0.14)	12.14	15.92	2.49	0.27	1.38 [6]	129	24
08-31-2016 [7]	10.00	— [6,10]	0.61	0.61	—	—	—	10.61	6.10 [8]	23.08 [9]	0.27 [9]	0.04 [6,9]	106	10
Class R3
08-31-2019	12.90	0.07 [6]	(0.36)	(0.29)	(0.14)	(0.60)	(0.74)	11.87	(1.42)	1.04	0.58	0.60 [6]	153	27
08-31-2018	12.12	0.10 [6]	1.20	1.30	(0.14)	(0.38)	(0.52)	12.90	10.89	1.19	0.51	0.80 [6]	51	21
08-31-2017	10.60	0.13 [6]	1.51	1.64	(0.11)	(0.01)	(0.12)	12.12	15.63	2.73	0.51	1.17 [6]	121	24
08-31-2016 [7]	10.00	(0.01) [6]	0.61	0.60	—	—	—	10.60	6.00 [8]	23.33 [9]	0.52 [9]	(0.21) [6,9]	106	10
Class R4
08-31-2019	12.93	0.19 [6]	(0.43)	(0.24)	(0.19)	(0.60)	(0.79)	11.90	(1.00)	0.73	0.16	1.59 [6]	55	27
08-31-2018	12.14	0.15 [6]	1.20	1.35	(0.18)	(0.38)	(0.56)	12.93	11.33	0.94	0.16	1.19 [6]	56	21
08-31-2017	10.62	0.17 [6]	1.50	1.67	(0.14)	(0.01)	(0.15)	12.14	15.90	2.48	0.17	1.51 [6]	125	24
08-31-2016 [7]	10.00	0.01 [6]	0.61	0.62	—	—	—	10.62	6.20 [8]	23.08 [9]	0.17 [9]	0.14 [6,9]	106	10
Class R5
08-31-2019	12.94	0.17 [6]	(0.41)	(0.24)	(0.20)	(0.60)	(0.80)	11.90	(0.96)	0.53	0.06	1.44 [6]	168	27
08-31-2018	12.16	0.16 [6]	1.20	1.36	(0.20)	(0.38)	(0.58)	12.94	11.37	0.72	0.04	1.28 [6]	118	21
08-31-2017	10.62	0.18 [6]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.22	2.24	0.02	1.59 [6]	168	24
08-31-2016 [7]	10.00	0.01 [6]	0.61	0.62	—	—	—	10.62	6.20 [8]	22.83 [9]	0.02 [9]	0.29 [6,9]	106	10
Class R6
08-31-2019	12.95	0.22 [6]	(0.45)	(0.23)	(0.20)	(0.60)	(0.80)	11.92	(0.86)	0.48	—	1.84 [6]	1,611	27
08-31-2018	12.16	0.14 [6]	1.23	1.37	(0.20)	(0.38)	(0.58)	12.95	11.47	0.69	—	1.10 [6]	1,402	21
08-31-2017	10.62	0.18 [6]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.24	2.23	—	1.58 [6]	142	24
08-31-2016 [7]	10.00	0.01 [6]	0.61	0.62	—	—	—	10.62	6.20 [8]	22.83 [9]	— [9]	0.31 [6,9]	106	10
48	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2060 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	12.94	0.18 [6]	(0.41)	(0.23)	(0.20)	(0.60)	(0.80)	11.91	(0.92)	0.52	0.05	1.55 [6]	79,730	27
08-31-2018	12.15	0.18 [6]	1.19	1.37	(0.20)	(0.38)	(0.58)	12.94	11.43	0.73	0.05	1.40 [6]	51,555	21
08-31-2017	10.62	0.11 [6]	1.58	1.69	(0.15)	(0.01)	(0.16)	12.15	16.10	2.26	0.05	0.98 [6]	23,938	24
08-31-2016 [7]	10.00	— [6,10]	0.62	0.62	—	—	—	10.62	6.20 [8]	22.86 [9]	0.05 [9]	0.20 [6,9]	1,794	10

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02 and $0.002 per share and 0.17%, 0.20%, 0.18% and 0.07%, for the periods ended 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[7] Period from 3-30-16 (commencement of operations) to 8-31-16.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	49

Financial highlights continued
Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2019	12.19	0.14 [6]	(0.45)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.30)	0.68	0.41	1.25 [6]	13,755	29
08-31-2018	11.59	0.14 [6]	1.12	1.26	(0.16)	(0.50)	(0.66)	12.19	11.09	0.67	0.41	1.21 [6]	11,328	14
08-31-2017	10.46	0.10 [6]	1.48	1.58	(0.13)	(0.32)	(0.45)	11.59	15.73	0.71	0.42	0.96 [6]	7,046	33
08-31-2016	10.00	0.07 [6]	0.64	0.71	(0.10)	(0.15)	(0.25)	10.46	7.23	0.83	0.43	0.89 [6]	2,217	7
08-31-2015	10.64	0.07 [6]	(0.51)	(0.44)	(0.10)	(0.10)	(0.20)	10.00	(4.23)	3.73	0.44	0.66 [6]	554	18
Class I
08-31-2019	12.22	0.18 [6]	(0.45)	(0.27)	(0.20)	(0.89)	(1.09)	10.86	(1.01)	0.39	0.13	1.62 [6]	57	29
08-31-2018	11.62	0.15 [6]	1.14	1.29	(0.19)	(0.50)	(0.69)	12.22	11.47	0.37	0.11	1.24 [6]	54	14
08-31-2017	10.49	0.18 [6]	1.44	1.62	(0.17)	(0.32)	(0.49)	11.62	16.05	0.40	0.11	1.62 [6]	111	33
08-31-2016	10.03	0.16 [6]	0.59	0.75	(0.14)	(0.15)	(0.29)	10.49	7.56	0.51	0.11	1.56 [6]	100	7
08-31-2015 [7]	10.51	0.01 [6]	(0.49)	(0.48)	—	—	—	10.03	(4.57) [8]	0.85 [9]	0.11 [9]	0.23 [6,9]	95	18 [10]
Class R1
08-31-2019	12.18	0.14 [6]	(0.45)	(0.31)	(0.16)	(0.89)	(1.05)	10.82	(1.37)	0.78	0.51	1.30 [6]	44	29
08-31-2018	11.59	0.10 [6]	1.13	1.23	(0.14)	(0.50)	(0.64)	12.18	10.89	0.77	0.51	0.82 [6]	50	14
08-31-2017	10.45	0.13 [6]	1.45	1.58	(0.12)	(0.32)	(0.44)	11.59	15.73	0.81	0.51	1.22 [6]	116	33
08-31-2016	10.00	0.12 [6]	0.58	0.70	(0.10)	(0.15)	(0.25)	10.45	7.05	0.92	0.52	1.15 [6]	105	7
08-31-2015	10.63	0.10 [6]	(0.55)	(0.45)	(0.08)	(0.10)	(0.18)	10.00	(4.32)	7.59	0.59	0.94 [6]	100	18
Class R2
08-31-2019	12.19	0.11 [6]	(0.42)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.35)	0.78	0.51	1.05 [6]	602	29
08-31-2018	11.61	0.05 [6]	1.20	1.25	(0.17)	(0.50)	(0.67)	12.19	10.98	0.72	0.46	0.41 [6]	436	14
08-31-2017	10.47	0.15 [6]	1.45	1.60	(0.14)	(0.32)	(0.46)	11.61	15.94	0.62	0.33	1.35 [6]	166	33
08-31-2016	10.02	0.17 [6]	0.55	0.72	(0.12)	(0.15)	(0.27)	10.47	7.31	0.72	0.32	1.55 [6]	118	7
08-31-2015	10.64	0.12 [6]	(0.54)	(0.42)	(0.10)	(0.10)	(0.20)	10.02	(4.04)	7.08	0.34	1.15 [6]	107	18
Class R3
08-31-2019	12.17	0.30 [6]	(0.63)	(0.33)	(0.14)	(0.89)	(1.03)	10.81	(1.49)	0.93	0.67	2.65 [6]	107	29
08-31-2018	11.58	0.09 [6]	1.14	1.23	(0.14)	(0.50)	(0.64)	12.17	10.85	0.87	0.61	0.80 [6]	212	14
08-31-2017	10.45	0.12 [6]	1.45	1.57	(0.12)	(0.32)	(0.44)	11.58	15.61	0.84	0.55	1.06 [6]	187	33
08-31-2016	10.00	0.10 [6]	0.60	0.70	(0.10)	(0.15)	(0.25)	10.45	7.05	0.95	0.55	1.03 [6]	120	7
08-31-2015	10.64	0.09 [6]	(0.54)	(0.45)	(0.09)	(0.10)	(0.19)	10.00	(4.34)	7.15	0.56	0.89 [6]	124	18
Class R4
08-31-2019	12.22	0.18 [6]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.85	(1.04)	0.53	0.16	1.65 [6]	44	29
08-31-2018	11.62	0.14 [6]	1.14	1.28	(0.18)	(0.50)	(0.68)	12.22	11.32	0.52	0.16	1.18 [6]	51	14
08-31-2017	10.48	0.17 [6]	1.45	1.62	(0.16)	(0.32)	(0.48)	11.62	16.10	0.56	0.17	1.57 [6]	117	33
08-31-2016	10.03	0.15 [6]	0.58	0.73	(0.13)	(0.15)	(0.28)	10.48	7.42	0.67	0.17	1.51 [6]	105	7
08-31-2015	10.65	0.14 [6]	(0.54)	(0.40)	(0.12)	(0.10)	(0.22)	10.03	(3.86)	7.30	0.19	1.34 [6]	100	18
Class R5
08-31-2019	12.23	0.18 [6]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.86	(0.97)	0.33	0.06	1.61 [6]	97	29
08-31-2018	11.64	0.17 [6]	1.12	1.29	(0.20)	(0.50)	(0.70)	12.23	11.35	0.31	0.05	1.43 [6]	223	14
08-31-2017	10.50	0.17 [6]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.64	16.24	0.32	0.03	1.57 [6]	157	33
08-31-2016	10.04	0.16 [6]	0.59	0.75	(0.14)	(0.15)	(0.29)	10.50	7.62	0.42	0.02	1.63 [6]	118	7
08-31-2015	10.66	0.16 [6]	(0.55)	(0.39)	(0.13)	(0.10)	(0.23)	10.04	(3.71)	7.09	0.03	1.51 [6]	101	18
Class R6
08-31-2019	12.23	0.18 [6]	(0.44)	(0.26)	(0.21)	(0.89)	(1.10)	10.87	(0.80)	0.28	—	1.65 [6]	5,437	29
08-31-2018	11.63	0.13 [6]	1.17	1.30	(0.20)	(0.50)	(0.70)	12.23	11.48	0.27	—	1.07 [6]	3,277	14
08-31-2017	10.49	0.17 [6]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.63	16.28	0.31	—	1.58 [6]	463	33
08-31-2016	10.04	0.12 [6]	0.63	0.75	(0.15)	(0.15)	(0.30)	10.49	7.58	0.42	—	1.45 [6]	362	7
08-31-2015	10.67	0.13 [6]	(0.52)	(0.39)	(0.14)	(0.10)	(0.24)	10.04	(3.76)	6.34	—	1.28 [6]	177	18
50	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	12.23	0.18 [6]	(0.45)	(0.27)	(0.21)	(0.89)	(1.10)	10.86	(0.94)	0.31	0.05	1.63 [6]	186,409	29
08-31-2018	11.63	0.19 [6]	1.11	1.30	(0.20)	(0.50)	(0.70)	12.23	11.42	0.31	0.05	1.57 [6]	170,628	14
08-31-2017	10.49	0.18 [6]	1.45	1.63	(0.17)	(0.32)	(0.49)	11.63	16.22	0.34	0.05	1.61 [6]	135,851	33
08-31-2016	10.03	0.12 [6]	0.63	0.75	(0.14)	(0.15)	(0.29)	10.49	7.63	0.45	0.05	1.39 [6]	101,710	7
08-31-2015	10.66	0.11 [6]	(0.51)	(0.40)	(0.13)	(0.10)	(0.23)	10.03	(3.80)	0.95	0.05	1.02 [6]	44,994	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02, $0.01 and $0.01 per share and 0.16%, 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7] The inception date for Class I shares is 3-27-15.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	51

Financial highlights continued
Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2019	13.29	0.15 [6]	(0.51)	(0.36)	(0.16)	(1.12)	(1.28)	11.65	(1.33)	0.62	0.41	1.28 [6]	54,552	31
08-31-2018	12.73	0.16 [6]	1.20	1.36	(0.17)	(0.63)	(0.80)	13.29	11.00	0.59	0.41	1.22 [6]	53,484	18
08-31-2017	11.65	0.14 [6]	1.62	1.76	(0.16)	(0.52)	(0.68)	12.73	15.87	0.59	0.42	1.18 [6]	42,799	38
08-31-2016	11.42	0.11 [6]	0.68	0.79	(0.13)	(0.43)	(0.56)	11.65	7.16	0.59	0.43	1.10 [6]	24,261	11
08-31-2015	12.44	0.12 [6]	(0.62)	(0.50)	(0.11)	(0.41)	(0.52)	11.42	(4.21)	0.61	0.45	0.95 [6]	14,346	11
Class I
08-31-2019	13.32	0.27 [6]	(0.59)	(0.32)	(0.20)	(1.12)	(1.32)	11.68	(0.96)	0.33	0.13	2.33 [6]	56	31
08-31-2018	12.75	0.18 [6]	1.23	1.41	(0.21)	(0.63)	(0.84)	13.32	11.29	0.29	0.11	1.34 [6]	61	18
08-31-2017	11.68	0.19 [6]	1.59	1.78	(0.19)	(0.52)	(0.71)	12.75	16.19	0.28	0.11	1.59 [6]	116	38
08-31-2016	11.44	0.18 [6]	0.66	0.84	(0.17)	(0.43)	(0.60)	11.68	7.58	0.28	0.11	1.55 [6]	97	11
08-31-2015 [7]	11.99	0.01 [6]	(0.56)	(0.55)	—	—	—	11.44	(4.59) [8]	0.28 [9]	0.10 [9]	0.22 [6,9]	95	11 [10]
Class R1
08-31-2019	13.25	0.11 [6]	(0.50)	(0.39)	(0.12)	(1.12)	(1.24)	11.62	(1.62)	0.97	0.76	0.95 [6]	1,387	31
08-31-2018	12.70	0.11 [6]	1.20	1.31	(0.13)	(0.63)	(0.76)	13.25	10.58	0.94	0.76	0.86 [6]	1,380	18
08-31-2017	11.63	0.10 [6]	1.61	1.71	(0.12)	(0.52)	(0.64)	12.70	15.47	0.95	0.75	0.81 [6]	1,060	38
08-31-2016	11.40	0.09 [6]	0.67	0.76	(0.10)	(0.43)	(0.53)	11.63	6.88	0.87	0.71	0.77 [6]	696	11
08-31-2015	12.43	0.05 [6]	(0.59)	(0.54)	(0.08)	(0.41)	(0.49)	11.40	(4.54)	1.56	0.72	0.44 [6]	638	11
Class R2
08-31-2019	13.29	0.12 [6]	(0.49)	(0.37)	(0.15)	(1.12)	(1.27)	11.65	(1.44)	0.71	0.50	1.05 [6]	1,264	31
08-31-2018	12.73	0.14 [6]	1.21	1.35	(0.16)	(0.63)	(0.79)	13.29	10.92	0.71	0.53	1.07 [6]	996	18
08-31-2017	11.65	0.12 [6]	1.63	1.75	(0.15)	(0.52)	(0.67)	12.73	15.79	0.67	0.50	1.00 [6]	840	38
08-31-2016	11.42	0.10 [6]	0.68	0.78	(0.12)	(0.43)	(0.55)	11.65	7.08	0.63	0.47	0.98 [6]	498	11
08-31-2015	12.44	0.13 [6]	(0.63)	(0.50)	(0.11)	(0.41)	(0.52)	11.42	(4.21)	1.60	0.50	1.06 [6]	265	11
Class R3
08-31-2019	13.27	0.15 [6]	(0.53)	(0.38)	(0.14)	(1.12)	(1.26)	11.63	(1.54)	0.87	0.66	1.27 [6]	1,011	31
08-31-2018	12.70	0.14 [6]	1.20	1.34	(0.14)	(0.63)	(0.77)	13.27	10.85	0.82	0.63	1.08 [6]	1,184	18
08-31-2017	11.64	0.12 [6]	1.60	1.72	(0.14)	(0.52)	(0.66)	12.70	15.53	0.86	0.65	1.00 [6]	819	38
08-31-2016	11.41	0.09 [6]	0.69	0.78	(0.12)	(0.43)	(0.55)	11.64	7.03	0.74	0.57	0.92 [6]	573	11
08-31-2015	12.43	0.10 [6]	(0.62)	(0.52)	(0.09)	(0.41)	(0.50)	11.41	(4.36)	2.62	0.58	0.80 [6]	158	11
Class R4
08-31-2019	13.30	0.18 [6]	(0.52)	(0.34)	(0.18)	(1.12)	(1.30)	11.66	(1.13)	0.57	0.26	1.50 [6]	776	31
08-31-2018	12.74	0.18 [6]	1.21	1.39	(0.20)	(0.63)	(0.83)	13.30	11.17	0.54	0.26	1.39 [6]	665	18
08-31-2017	11.67	0.18 [6]	1.59	1.77	(0.18)	(0.52)	(0.70)	12.74	15.98	0.51	0.24	1.52 [6]	467	38
08-31-2016	11.44	0.16 [6]	0.66	0.82	(0.16)	(0.43)	(0.59)	11.67	7.41	0.50	0.23	1.40 [6]	424	11
08-31-2015	12.46	0.09 [6]	(0.56)	(0.47)	(0.14)	(0.41)	(0.55)	11.44	(3.97)	2.22	0.22	0.76 [6]	319	11
Class R5
08-31-2019	13.34	0.23 [6]	(0.56)	(0.33)	(0.21)	(1.12)	(1.33)	11.68	(1.05)	0.28	0.07	1.84 [6]	34	31
08-31-2018	12.77	0.15 [6]	1.27	1.42	(0.22)	(0.63)	(0.85)	13.34	11.44	0.22	0.04	1.16 [6]	277	18
08-31-2017	11.69	0.20 [6]	1.60	1.80	(0.20)	(0.52)	(0.72)	12.77	16.29	0.20	0.03	1.68 [6]	185	38
08-31-2016	11.45	0.16 [6]	0.69	0.85	(0.18)	(0.43)	(0.61)	11.69	7.65	0.18	0.02	1.56 [6]	166	11
08-31-2015	12.48	0.19 [6]	(0.65)	(0.46)	(0.16)	(0.41)	(0.57)	11.45	(3.85)	3.52	0.01	1.55 [6]	122	11
Class R6
08-31-2019	13.34	0.18 [6]	(0.49)	(0.31)	(0.22)	(1.12)	(1.34)	11.69	(0.90)	0.22	—	1.52 [6]	15,426	31
08-31-2018	12.77	0.18 [6]	1.25	1.43	(0.23)	(0.63)	(0.86)	13.34	11.48	0.19	—	1.40 [6]	8,508	18
08-31-2017	11.69	0.19 [6]	1.62	1.81	(0.21)	(0.52)	(0.73)	12.77	16.31	0.18	—	1.57 [6]	3,528	38
08-31-2016	11.46	0.16 [6]	0.68	0.84	(0.18)	(0.43)	(0.61)	11.69	7.62	0.18	—	1.53 [6]	3,185	11
08-31-2015	12.48	0.16 [6]	(0.60)	(0.44)	(0.17)	(0.41)	(0.58)	11.46	(3.72)	0.41	—	1.36 [6]	2,085	11
52	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	13.32	0.20 [6]	(0.52)	(0.32)	(0.21)	(1.12)	(1.33)	11.67	(0.97)	0.26	0.05	1.66 [6]	329,347	31
08-31-2018	12.75	0.21 [6]	1.21	1.42	(0.22)	(0.63)	(0.85)	13.32	11.44	0.23	0.05	1.60 [6]	339,982	18
08-31-2017	11.68	0.20 [6]	1.59	1.79	(0.20)	(0.52)	(0.72)	12.75	16.18	0.22	0.05	1.68 [6]	318,895	38
08-31-2016	11.44	0.17 [6]	0.67	0.84	(0.17)	(0.43)	(0.60)	11.68	7.67	0.22	0.05	1.54 [6]	305,789	11
08-31-2015	12.47	0.17 [6]	(0.63)	(0.46)	(0.16)	(0.41)	(0.57)	11.44	(3.86)	0.19	0.05	1.42 [6]	258,387	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02, $0.01 and $0.01 per share and 0.15%, 0.18%, 0.19%, 0.11% and 0.08%, for the periods ended 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7] The inception date for Class I shares is 3-27-15.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	53

Financial highlights continued
Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2019	12.40	0.14 [6]	(0.49)	(0.35)	(0.16)	(1.18)	(1.34)	10.71	(1.29)	0.60	0.41	1.32 [6]	104,554	33
08-31-2018	12.17	0.15 [6]	1.16	1.31	(0.16)	(0.92)	(1.08)	12.40	11.12	0.56	0.41	1.26 [6]	108,685	19
08-31-2017	11.24	0.14 [6]	1.54	1.68	(0.15)	(0.60)	(0.75)	12.17	15.83	0.56	0.42	1.24 [6]	98,637	30
08-31-2016	11.14	0.12 [6]	0.65	0.77	(0.13)	(0.54)	(0.67)	11.24	7.18	0.55	0.43	1.15 [6]	70,954	15
08-31-2015	12.27	0.13 [6]	(0.63)	(0.50)	(0.11)	(0.52)	(0.63)	11.14	(4.28)	0.54	0.44	1.06 [6]	52,732	12
Class I
08-31-2019	12.48	0.14 [6]	(0.48)	(0.34)	(0.19)	(1.18)	(1.37)	10.77	(1.12)	0.31	0.12	1.33 [6]	199	33
08-31-2018	12.25	0.15 [6]	1.20	1.35	(0.20)	(0.92)	(1.12)	12.48	11.37	0.27	0.11	1.18 [6]	81	19
08-31-2017	11.31	0.19 [6]	1.54	1.73	(0.19)	(0.60)	(0.79)	12.25	16.20	0.25	0.11	1.67 [6]	118	30
08-31-2016	11.20	0.18 [6]	0.64	0.82	(0.17)	(0.54)	(0.71)	11.31	7.58	0.24	0.11	1.57 [6]	96	15
08-31-2015 [7]	11.74	0.01 [6]	(0.55)	(0.54)	—	—	—	11.20	(4.60) [8]	0.22 [9]	0.11 [9]	0.22 [6,9]	95	12 [10]
Class R1
08-31-2019	12.35	0.11 [6]	(0.49)	(0.38)	(0.12)	(1.18)	(1.30)	10.67	(1.60)	0.92	0.73	1.03 [6]	1,713	33
08-31-2018	12.13	0.11 [6]	1.15	1.26	(0.12)	(0.92)	(1.04)	12.35	10.71	0.89	0.73	0.91 [6]	2,033	19
08-31-2017	11.20	0.14 [6]	1.51	1.65	(0.12)	(0.60)	(0.72)	12.13	15.51	0.90	0.75	1.19 [6]	1,820	30
08-31-2016	11.10	0.12 [6]	0.61	0.73	(0.09)	(0.54)	(0.63)	11.20	6.84	0.91	0.75	1.04 [6]	1,955	15
08-31-2015	12.23	0.07 [6]	(0.60)	(0.53)	(0.08)	(0.52)	(0.60)	11.10	(4.54)	1.01	0.75	0.59 [6]	2,083	12
Class R2
08-31-2019	12.43	0.13 [6]	(0.49)	(0.36)	(0.14)	(1.18)	(1.32)	10.75	(1.36)	0.69	0.51	1.23 [6]	2,592	33
08-31-2018	12.21	0.12 [6]	1.17	1.29	(0.15)	(0.92)	(1.07)	12.43	10.90	0.67	0.51	0.95 [6]	2,404	19
08-31-2017	11.27	0.11 [6]	1.58	1.69	(0.15)	(0.60)	(0.75)	12.21	15.80	0.65	0.50	0.95 [6]	1,653	30
08-31-2016	11.16	0.10 [6]	0.67	0.77	(0.12)	(0.54)	(0.66)	11.27	7.18	0.64	0.50	0.95 [6]	822	15
08-31-2015	12.30	0.11 [6]	(0.62)	(0.51)	(0.11)	(0.52)	(0.63)	11.16	(4.36)	1.36	0.50	0.94 [6]	464	12
Class R3
08-31-2019	12.36	0.14 [6]	(0.51)	(0.37)	(0.13)	(1.18)	(1.31)	10.68	(1.54)	0.84	0.65	1.28 [6]	986	33
08-31-2018	12.14	0.13 [6]	1.15	1.28	(0.14)	(0.92)	(1.06)	12.36	10.81	0.82	0.66	1.05 [6]	1,217	19
08-31-2017	11.22	0.14 [6]	1.51	1.65	(0.13)	(0.60)	(0.73)	12.14	15.50	0.80	0.65	1.24 [6]	1,209	30
08-31-2016	11.11	0.19 [6]	0.56	0.75	(0.10)	(0.54)	(0.64)	11.22	7.04	0.79	0.65	1.55 [6]	1,362	15
08-31-2015	12.25	0.10 [6]	(0.63)	(0.53)	(0.09)	(0.52)	(0.61)	11.11	(4.51)	0.90	0.65	0.81 [6]	2,070	12
Class R4
08-31-2019	12.43	0.15 [6]	(0.48)	(0.33)	(0.18)	(1.18)	(1.36)	10.74	(1.13)	0.54	0.26	1.38 [6]	174	33
08-31-2018	12.20	0.22 [6]	1.11	1.33	(0.18)	(0.92)	(1.10)	12.43	11.23	0.52	0.26	1.79 [6]	263	19
08-31-2017	11.27	0.15 [6]	1.55	1.70	(0.17)	(0.60)	(0.77)	12.20	16.00	0.50	0.25	1.33 [6]	489	30
08-31-2016	11.16	0.18 [6]	0.62	0.80	(0.15)	(0.54)	(0.69)	11.27	7.46	0.48	0.25	1.58 [6]	559	15
08-31-2015	12.30	0.17 [6]	(0.65)	(0.48)	(0.14)	(0.52)	(0.66)	11.16	(4.12)	0.73	0.25	1.39 [6]	629	12
Class R5
08-31-2019	12.50	0.22 [6]	(0.54)	(0.32)	(0.20)	(1.18)	(1.38)	10.80	(0.99)	0.25	0.06	1.98 [6]	1,484	33
08-31-2018	12.27	0.19 [6]	1.17	1.36	(0.21)	(0.92)	(1.13)	12.50	11.42	0.21	0.06	1.53 [6]	2,729	19
08-31-2017	11.32	0.20 [6]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.27	16.35	0.21	0.05	1.70 [6]	1,408	30
08-31-2016	11.22	0.16 [6]	0.65	0.81	(0.17)	(0.54)	(0.71)	11.32	7.56	0.19	0.05	1.51 [6]	1,917	15
08-31-2015	12.36	0.17 [6]	(0.63)	(0.46)	(0.16)	(0.52)	(0.68)	11.22	(3.90)	0.40	0.05	1.42 [6]	1,638	12
Class R6
08-31-2019	12.48	0.18 [6]	(0.49)	(0.31)	(0.21)	(1.18)	(1.39)	10.78	(0.89)	0.20	—	1.70 [6]	29,020	33
08-31-2018	12.25	0.18 [6]	1.18	1.36	(0.21)	(0.92)	(1.13)	12.48	11.48	0.16	—	1.44 [6]	12,631	19
08-31-2017	11.31	0.16 [6]	1.58	1.74	(0.20)	(0.60)	(0.80)	12.25	16.34	0.15	—	1.40 [6]	4,941	30
08-31-2016	11.20	0.13 [6]	0.70	0.83	(0.18)	(0.54)	(0.72)	11.31	7.72	0.14	—	1.50 [6]	3,314	15
08-31-2015	12.35	0.16 [6]	(0.62)	(0.46)	(0.17)	(0.52)	(0.69)	11.20	(3.94)	0.39	—	1.36 [6]	1,781	12
54	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	12.49	0.19 [6]	(0.51)	(0.32)	(0.20)	(1.18)	(1.38)	10.79	(0.95)	0.23	0.05	1.69 [6]	599,868	33
08-31-2018	12.25	0.20 [6]	1.17	1.37	(0.21)	(0.92)	(1.13)	12.49	11.52	0.20	0.05	1.63 [6]	669,149	19
08-31-2017	11.31	0.20 [6]	1.54	1.74	(0.20)	(0.60)	(0.80)	12.25	16.27	0.19	0.05	1.70 [6]	669,937	30
08-31-2016	11.21	0.18 [6]	0.63	0.81	(0.17)	(0.54)	(0.71)	11.31	7.56	0.17	0.05	1.59 [6]	712,160	15
08-31-2015	12.35	0.18 [6]	(0.64)	(0.46)	(0.16)	(0.52)	(0.68)	11.21	(3.90)	0.15	0.05	1.49 [6]	705,106	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02, $0.01 and $0.01 per share and 0.16%, 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7] The inception date for Class I shares is 3-27-15.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	55

Financial highlights continued
Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2019	12.56	0.15 [6]	(0.47)	(0.32)	(0.17)	(1.16)	(1.33)	10.91	(1.09)	0.60	0.41	1.35 [6]	127,736	33
08-31-2018	12.29	0.16 [6]	1.13	1.29	(0.17)	(0.85)	(1.02)	12.56	10.83	0.56	0.41	1.26 [6]	127,662	19
08-31-2017	11.35	0.14 [6]	1.56	1.70	(0.16)	(0.60)	(0.76)	12.29	15.81	0.56	0.42	1.24 [6]	108,511	32
08-31-2016	11.24	0.12 [6]	0.66	0.78	(0.13)	(0.54)	(0.67)	11.35	7.20	0.55	0.43	1.14 [6]	77,804	14
08-31-2015	12.36	0.13 [6]	(0.63)	(0.50)	(0.11)	(0.51)	(0.62)	11.24	(4.27)	0.54	0.44	1.05 [6]	55,527	12
Class I
08-31-2019	12.64	0.14 [6]	(0.44)	(0.30)	(0.20)	(1.16)	(1.36)	10.98	(0.85)	0.30	0.12	1.27 [6]	325	33
08-31-2018	12.36	0.27 [6]	1.07	1.34	(0.21)	(0.85)	(1.06)	12.64	11.16	0.26	0.11	2.15 [6]	122	19
08-31-2017	11.41	0.19 [6]	1.55	1.74	(0.19)	(0.60)	(0.79)	12.36	16.18	0.25	0.11	1.66 [6]	104	32
08-31-2016	11.30	0.18 [6]	0.63	0.81	(0.16)	(0.54)	(0.70)	11.41	7.51	0.24	0.11	1.57 [6]	96	14
08-31-2015 [7]	11.84	0.01 [6]	(0.55)	(0.54)	—	—	—	11.30	(4.56) [8]	0.22 [9]	0.10 [9]	0.22 [6,9]	95	12 [10]
Class R1
08-31-2019	12.51	0.11 [6]	(0.46)	(0.35)	(0.13)	(1.16)	(1.29)	10.87	(1.42)	0.93	0.75	0.99 [6]	2,519	33
08-31-2018	12.24	0.11 [6]	1.14	1.25	(0.13)	(0.85)	(0.98)	12.51	10.50	0.90	0.75	0.86 [6]	2,497	19
08-31-2017	11.31	0.11 [6]	1.54	1.65	(0.12)	(0.60)	(0.72)	12.24	15.39	0.90	0.75	0.92 [6]	2,758	32
08-31-2016	11.20	0.10 [6]	0.64	0.74	(0.09)	(0.54)	(0.63)	11.31	6.86	0.89	0.75	0.89 [6]	2,479	14
08-31-2015	12.33	0.09 [6]	(0.63)	(0.54)	(0.08)	(0.51)	(0.59)	11.20	(4.60)	1.00	0.75	0.75 [6]	2,308	12
Class R2
08-31-2019	12.58	0.11 [6]	(0.44)	(0.33)	(0.15)	(1.16)	(1.31)	10.94	(1.18)	0.69	0.51	1.04 [6]	987	33
08-31-2018	12.31	0.22 [6]	1.06	1.28	(0.16)	(0.85)	(1.01)	12.58	10.71	0.67	0.52	1.77 [6]	651	19
08-31-2017	11.37	0.14 [6]	1.55	1.69	(0.15)	(0.60)	(0.75)	12.31	15.69	0.64	0.50	1.23 [6]	1,288	32
08-31-2016	11.26	0.14 [6]	0.63	0.77	(0.12)	(0.54)	(0.66)	11.37	7.10	0.65	0.50	1.32 [6]	851	14
08-31-2015	12.38	0.13 [6]	(0.63)	(0.50)	(0.11)	(0.51)	(0.62)	11.26	(4.26)	0.88	0.50	1.09 [6]	501	12
Class R3
08-31-2019	12.50	0.20 [6]	(0.54)	(0.34)	(0.14)	(1.16)	(1.30)	10.86	(1.30)	0.84	0.66	1.79 [6]	1,174	33
08-31-2018	12.24	0.12 [6]	1.13	1.25	(0.14)	(0.85)	(0.99)	12.50	10.53	0.81	0.65	0.98 [6]	2,600	19
08-31-2017	11.30	0.14 [6]	1.53	1.67	(0.13)	(0.60)	(0.73)	12.24	15.61	0.80	0.65	1.25 [6]	1,874	32
08-31-2016	11.19	0.16 [6]	0.59	0.75	(0.10)	(0.54)	(0.64)	11.30	6.98	0.79	0.65	1.30 [6]	2,142	14
08-31-2015	12.32	0.10 [6]	(0.63)	(0.53)	(0.09)	(0.51)	(0.60)	11.19	(4.51)	0.87	0.65	0.86 [6]	2,763	12
Class R4
08-31-2019	12.57	0.17 [6]	(0.48)	(0.31)	(0.18)	(1.16)	(1.34)	10.92	(0.94)	0.54	0.26	1.51 [6]	224	33
08-31-2018	12.30	0.22 [6]	1.09	1.31	(0.19)	(0.85)	(1.04)	12.57	10.97	0.50	0.24	1.72 [6]	252	19
08-31-2017	11.36	0.18 [6]	1.54	1.72	(0.18)	(0.60)	(0.78)	12.30	16.00	0.50	0.25	1.54 [6]	345	32
08-31-2016	11.25	0.14 [6]	0.66	0.80	(0.15)	(0.54)	(0.69)	11.36	7.39	0.49	0.25	1.29 [6]	1,098	14
08-31-2015	12.38	0.21 [6]	(0.69)	(0.48)	(0.14)	(0.51)	(0.65)	11.25	(4.10)	0.73	0.25	1.73 [6]	888	12
Class R5
08-31-2019	12.65	0.23 [6]	(0.52)	(0.29)	(0.21)	(1.16)	(1.37)	10.99	(0.78)	0.25	0.06	1.99 [6]	192	33
08-31-2018	12.37	0.21 [6]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.65	11.22	0.21	0.06	1.65 [6]	830	19
08-31-2017	11.42	0.20 [6]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.37	16.25	0.20	0.05	1.72 [6]	818	32
08-31-2016	11.31	0.25 [6]	0.57	0.82	(0.17)	(0.54)	(0.71)	11.42	7.58	0.19	0.05	2.00 [6]	1,425	14
08-31-2015	12.44	0.18 [6]	(0.64)	(0.46)	(0.16)	(0.51)	(0.67)	11.31	(3.89)	0.29	0.05	1.48 [6]	2,411	12
Class R6
08-31-2019	12.63	0.20 [6]	(0.49)	(0.29)	(0.21)	(1.16)	(1.37)	10.97	(0.71)	0.19	—	1.85 [6]	28,782	33
08-31-2018	12.35	0.18 [6]	1.17	1.35	(0.22)	(0.85)	(1.07)	12.63	11.29	0.16	—	1.43 [6]	14,476	19
08-31-2017	11.41	0.18 [6]	1.57	1.75	(0.21)	(0.60)	(0.81)	12.35	16.24	0.15	—	1.53 [6]	4,053	32
08-31-2016	11.29	0.16 [6]	0.68	0.84	(0.18)	(0.54)	(0.72)	11.41	7.74	0.14	—	1.64 [6]	3,376	14
08-31-2015	12.42	0.15 [6]	(0.60)	(0.45)	(0.17)	(0.51)	(0.68)	11.29	(3.85)	0.41	—	1.29 [6]	1,762	12
56	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	12.64	0.19 [6]	(0.48)	(0.29)	(0.21)	(1.16)	(1.37)	10.98	(0.77)	0.23	0.05	1.74 [6]	656,081	33
08-31-2018	12.36	0.21 [6]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.64	11.23	0.20	0.05	1.65 [6]	722,948	19
08-31-2017	11.41	0.20 [6]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.36	16.26	0.19	0.05	1.70 [6]	722,764	32
08-31-2016	11.30	0.18 [6]	0.64	0.82	(0.17)	(0.54)	(0.71)	11.41	7.59	0.17	0.05	1.58 [6]	753,738	14
08-31-2015	12.43	0.18 [6]	(0.64)	(0.46)	(0.16)	(0.51)	(0.67)	11.30	(3.89)	0.15	0.05	1.49 [6]	737,363	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02, $0.01 and $0.01 per share and 0.16% 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7] The inception date for Class I shares is 3-27-15.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	57

Financial highlights continued
Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2019	12.38	0.17 [6]	(0.40)	(0.23)	(0.18)	(1.08)	(1.26)	10.89	(0.46)	0.59	0.41	1.51 [6]	146,789	34
08-31-2018	12.28	0.17 [6]	1.02	1.19	(0.18)	(0.91)	(1.09)	12.38	10.05	0.56	0.41	1.38 [6]	152,404	19
08-31-2017	11.40	0.16 [6]	1.46	1.62	(0.16)	(0.58)	(0.74)	12.28	15.05	0.55	0.42	1.38 [6]	125,348	35
08-31-2016	11.31	0.13 [6]	0.64	0.77	(0.13)	(0.55)	(0.68)	11.40	7.12	0.54	0.43	1.23 [6]	89,978	18
08-31-2015	12.42	0.13 [6]	(0.64)	(0.51)	(0.11)	(0.49)	(0.60)	11.31	(4.23)	0.54	0.44	1.08 [6]	66,902	12
Class I
08-31-2019	12.46	0.28 [6]	(0.48)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.18)	0.31	0.13	2.38 [6]	2	34
08-31-2018	12.36	0.21 [6]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.30	0.26	0.11	1.72 [6]	347	19
08-31-2017	11.47	0.19 [6]	1.48	1.67	(0.20)	(0.58)	(0.78)	12.36	15.41	0.24	0.11	1.62 [6]	273	35
08-31-2016	11.38	0.19 [6]	0.62	0.81	(0.17)	(0.55)	(0.72)	11.47	7.43	0.23	0.11	1.64 [6]	96	18
08-31-2015 [7]	11.92	0.01 [6]	(0.55)	(0.54)	—	—	—	11.38	(4.53) [8]	0.22 [9]	0.10 [9]	0.27 [6,9]	95	12 [10]
Class R1
08-31-2019	12.33	0.14 [6]	(0.41)	(0.27)	(0.14)	(1.08)	(1.22)	10.84	(0.81)	0.92	0.74	1.25 [6]	4,171	34
08-31-2018	12.24	0.14 [6]	1.00	1.14	(0.14)	(0.91)	(1.05)	12.33	9.63	0.88	0.73	1.10 [6]	6,470	19
08-31-2017	11.36	0.12 [6]	1.47	1.59	(0.13)	(0.58)	(0.71)	12.24	14.72	0.88	0.75	1.00 [6]	5,658	35
08-31-2016	11.27	0.12 [6]	0.62	0.74	(0.10)	(0.55)	(0.65)	11.36	6.78	0.88	0.75	1.03 [6]	4,233	18
08-31-2015	12.39	0.09 [6]	(0.64)	(0.55)	(0.08)	(0.49)	(0.57)	11.27	(4.57)	0.94	0.75	0.73 [6]	4,451	12
Class R2
08-31-2019	12.42	0.16 [6]	(0.40)	(0.24)	(0.17)	(1.08)	(1.25)	10.93	(0.57)	0.69	0.51	1.42 [6]	2,021	34
08-31-2018	12.32	0.14 [6]	1.04	1.18	(0.17)	(0.91)	(1.08)	12.42	9.91	0.66	0.51	1.17 [6]	2,064	19
08-31-2017	11.44	0.12 [6]	1.50	1.62	(0.16)	(0.58)	(0.74)	12.32	14.91	0.64	0.50	1.02 [6]	1,577	35
08-31-2016	11.34	0.14 [6]	0.64	0.78	(0.13)	(0.55)	(0.68)	11.44	7.11	0.63	0.50	1.23 [6]	639	18
08-31-2015	12.46	0.11 [6]	(0.63)	(0.52)	(0.11)	(0.49)	(0.60)	11.34	(4.30)	1.32	0.50	0.91 [6]	486	12
Class R3
08-31-2019	12.35	0.12 [6]	(0.38)	(0.26)	(0.15)	(1.08)	(1.23)	10.86	(0.76)	0.84	0.66	1.13 [6]	1,752	34
08-31-2018	12.26	0.15 [6]	1.00	1.15	(0.15)	(0.91)	(1.06)	12.35	9.72	0.81	0.66	1.23 [6]	2,069	19
08-31-2017	11.38	0.15 [6]	1.45	1.60	(0.14)	(0.58)	(0.72)	12.26	14.81	0.80	0.65	1.26 [6]	2,157	35
08-31-2016	11.29	0.13 [6]	0.62	0.75	(0.11)	(0.55)	(0.66)	11.38	6.88	0.77	0.65	1.16 [6]	2,144	18
08-31-2015	12.41	0.12 [6]	(0.65)	(0.53)	(0.10)	(0.49)	(0.59)	11.29	(4.47)	0.88	0.65	1.01 [6]	2,009	12
Class R4
08-31-2019	12.44	0.17 [6]	(0.39)	(0.22)	(0.20)	(1.08)	(1.28)	10.94	(0.37)	0.54	0.26	1.49 [6]	87	34
08-31-2018	12.34	0.19 [6]	1.02	1.21	(0.20)	(0.91)	(1.11)	12.44	10.17	0.50	0.25	1.53 [6]	627	19
08-31-2017	11.46	0.20 [6]	1.44	1.64	(0.18)	(0.58)	(0.76)	12.34	15.18	0.50	0.25	1.68 [6]	509	35
08-31-2016	11.36	0.18 [6]	0.63	0.81	(0.16)	(0.55)	(0.71)	11.46	7.38	0.47	0.25	1.55 [6]	736	18
08-31-2015	12.48	0.16 [6]	(0.65)	(0.49)	(0.14)	(0.49)	(0.63)	11.36	(4.06)	0.65	0.25	1.35 [6]	758	12
Class R5
08-31-2019	12.46	0.21 [6]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.13)	0.24	0.06	1.79 [6]	289	34
08-31-2018	12.36	0.21 [6]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.36	0.21	0.06	1.71 [6]	1,008	19
08-31-2017	11.48	0.22 [6]	1.45	1.67	(0.21)	(0.58)	(0.79)	12.36	15.39	0.20	0.05	1.84 [6]	796	35
08-31-2016	11.38	0.18 [6]	0.65	0.83	(0.18)	(0.55)	(0.73)	11.48	7.60	0.18	0.05	1.53 [6]	1,153	18
08-31-2015	12.50	0.18 [6]	(0.64)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.86)	0.38	0.05	1.50 [6]	1,358	12
Class R6
08-31-2019	12.46	0.20 [6]	(0.39)	(0.19)	(0.23)	(1.08)	(1.31)	10.96	(0.05)	0.19	—	1.88 [6]	31,906	34
08-31-2018	12.35	0.20 [6]	1.05	1.25	(0.23)	(0.91)	(1.14)	12.46	10.51	0.16	—	1.61 [6]	17,412	19
08-31-2017	11.47	0.20 [6]	1.47	1.67	(0.21)	(0.58)	(0.79)	12.35	15.46	0.15	—	1.73 [6]	6,317	35
08-31-2016	11.38	0.10 [6]	0.73	0.83	(0.19)	(0.55)	(0.74)	11.47	7.56	0.13	—	1.39 [6]	4,037	18
08-31-2015	12.50	0.20 [6]	(0.66)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.81)	0.51	—	1.63 [6]	924	12
58	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	12.47	0.21 [6]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.97	(0.10)	0.23	0.05	1.89 [6]	823,762	34
08-31-2018	12.36	0.22 [6]	1.02	1.24	(0.22)	(0.91)	(1.13)	12.47	10.45	0.20	0.05	1.78 [6]	915,487	19
08-31-2017	11.47	0.21 [6]	1.47	1.68	(0.21)	(0.58)	(0.79)	12.36	15.49	0.18	0.05	1.82 [6]	917,775	35
08-31-2016	11.38	0.19 [6]	0.63	0.82	(0.18)	(0.55)	(0.73)	11.47	7.50	0.17	0.05	1.65 [6]	962,950	18
08-31-2015	12.50	0.19 [6]	(0.65)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.86)	0.15	0.05	1.54 [6]	959,123	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02, $0.01 and $0.01 per share and 0.15%, 0.19%, 0.19%, 0.12% and 0.10%, for the periods ended 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7] The inception date for Class I shares is 3-27-15.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	59

Financial highlights continued
Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2019	11.87	0.19 [6]	(0.26)	(0.07)	(0.21)	(0.95)	(1.16)	10.64	0.69	0.60	0.41	1.74 [6]	182,499	40
08-31-2018	11.91	0.19 [6]	0.83	1.02	(0.20)	(0.86)	(1.06)	11.87	8.79	0.56	0.41	1.60 [6]	185,975	20
08-31-2017	11.17	0.18 [6]	1.28	1.46	(0.18)	(0.54)	(0.72)	11.91	13.84	0.55	0.42	1.55 [6]	160,943	36
08-31-2016	11.10	0.15 [6]	0.59	0.74	(0.16)	(0.51)	(0.67)	11.17	6.99	0.54	0.43	1.46 [6]	116,337	18
08-31-2015	12.19	0.15 [6]	(0.62)	(0.47)	(0.13)	(0.49)	(0.62)	11.10	(3.98)	0.53	0.44	1.31 [6]	85,386	14
Class I
08-31-2019	11.85	0.21 [6]	(0.26)	(0.05)	(0.24)	(0.95)	(1.19)	10.61	0.96	0.31	0.13	2.01 [6]	891	40
08-31-2018	11.90	0.20 [6]	0.84	1.04	(0.23)	(0.86)	(1.09)	11.85	9.01	0.26	0.11	1.70 [6]	755	20
08-31-2017	11.16	0.21 [6]	1.28	1.49	(0.21)	(0.54)	(0.75)	11.90	14.22	0.24	0.11	1.89 [6]	324	36
08-31-2016	11.08	0.11 [6]	0.68	0.79	(0.20)	(0.51)	(0.71)	11.16	7.43	0.23	0.11	1.53 [6]	288	18
08-31-2015 [7]	11.58	0.03 [6]	(0.53)	(0.50)	—	—	—	11.08	(4.32) [8]	0.21 [9]	0.10 [9]	0.50 [6,9]	96	14 [10]
Class R1
08-31-2019	11.79	0.15 [6]	(0.26)	(0.11)	(0.17)	(0.95)	(1.12)	10.56	0.32	0.93	0.74	1.41 [6]	3,671	40
08-31-2018	11.84	0.15 [6]	0.82	0.97	(0.16)	(0.86)	(1.02)	11.79	8.39	0.89	0.73	1.27 [6]	4,372	20
08-31-2017	11.11	0.13 [6]	1.28	1.41	(0.14)	(0.54)	(0.68)	11.84	13.44	0.90	0.75	1.20 [6]	4,348	36
08-31-2016	11.04	0.10 [6]	0.61	0.71	(0.13)	(0.51)	(0.64)	11.11	6.65	0.86	0.75	1.02 [6]	4,118	18
08-31-2015	12.13	0.13 [6]	(0.63)	(0.50)	(0.10)	(0.49)	(0.59)	11.04	(4.24)	0.95	0.75	1.09 [6]	2,915	14
Class R2
08-31-2019	11.79	0.19 [6]	(0.27)	(0.08)	(0.20)	(0.95)	(1.15)	10.56	0.58	0.68	0.50	1.82 [6]	2,744	40
08-31-2018	11.84	0.18 [6]	0.82	1.00	(0.19)	(0.86)	(1.05)	11.79	8.66	0.66	0.51	1.52 [6]	2,347	20
08-31-2017	11.11	0.16 [6]	1.28	1.44	(0.17)	(0.54)	(0.71)	11.84	13.74	0.63	0.50	1.44 [6]	3,254	36
08-31-2016	11.04	0.10 [6]	0.64	0.74	(0.16)	(0.51)	(0.67)	11.11	6.93	0.63	0.50	1.14 [6]	1,988	18
08-31-2015	12.14	0.15 [6]	(0.63)	(0.48)	(0.13)	(0.49)	(0.62)	11.04	(4.08)	0.95	0.50	1.29 [6]	845	14
Class R3
08-31-2019	11.80	0.20 [6]	(0.29)	(0.09)	(0.18)	(0.95)	(1.13)	10.58	0.48	0.84	0.65	1.86 [6]	1,301	40
08-31-2018	11.86	0.16 [6]	0.81	0.97	(0.17)	(0.86)	(1.03)	11.80	8.39	0.81	0.66	1.38 [6]	1,628	20
08-31-2017	11.12	0.15 [6]	1.29	1.44	(0.16)	(0.54)	(0.70)	11.86	13.65	0.79	0.65	1.35 [6]	2,879	36
08-31-2016	11.05	0.17 [6]	0.55	0.72	(0.14)	(0.51)	(0.65)	11.12	6.76	0.78	0.65	1.47 [6]	1,822	18
08-31-2015	12.15	0.14 [6]	(0.63)	(0.49)	(0.12)	(0.49)	(0.61)	11.05	(4.22)	0.86	0.65	1.20 [6]	2,210	14
Class R4
08-31-2019	11.82	0.22 [6]	(0.28)	(0.06)	(0.22)	(0.95)	(1.17)	10.59	0.86	0.54	0.26	2.07 [6]	451	40
08-31-2018	11.87	0.22 [6]	0.80	1.02	(0.21)	(0.86)	(1.07)	11.82	8.88	0.51	0.25	1.85 [6]	509	20
08-31-2017	11.14	0.20 [6]	1.27	1.47	(0.20)	(0.54)	(0.74)	11.87	13.99	0.50	0.25	1.81 [6]	820	36
08-31-2016	11.07	0.19 [6]	0.57	0.76	(0.18)	(0.51)	(0.69)	11.14	7.20	0.48	0.25	1.72 [6]	995	18
08-31-2015	12.16	0.20 [6]	(0.64)	(0.44)	(0.16)	(0.49)	(0.65)	11.07	(3.75)	0.71	0.25	1.71 [6]	949	14
Class R5
08-31-2019	11.85	0.22 [6]	(0.26)	(0.04)	(0.25)	(0.95)	(1.20)	10.61	1.03	0.25	0.06	2.08 [6]	947	40
08-31-2018	11.89	0.22 [6]	0.84	1.06	(0.24)	(0.86)	(1.10)	11.85	9.19	0.21	0.06	1.90 [6]	1,902	20
08-31-2017	11.16	0.23 [6]	1.26	1.49	(0.22)	(0.54)	(0.76)	11.89	14.20	0.19	0.05	2.06 [6]	1,305	36
08-31-2016	11.09	0.25 [6]	0.54	0.79	(0.21)	(0.51)	(0.72)	11.16	7.41	0.18	0.05	2.21 [6]	1,775	18
08-31-2015	12.19	0.20 [6]	(0.62)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.63)	0.28	0.05	1.74 [6]	2,356	14
Class R6
08-31-2019	11.85	0.22 [6]	(0.25)	(0.03)	(0.26)	(0.95)	(1.21)	10.61	1.10	0.20	—	2.08 [6]	38,634	40
08-31-2018	11.89	0.21 [6]	0.85	1.06	(0.24)	(0.86)	(1.10)	11.85	9.24	0.16	—	1.79 [6]	21,191	20
08-31-2017	11.16	0.20 [6]	1.30	1.50	(0.23)	(0.54)	(0.77)	11.89	14.26	0.14	—	1.76 [6]	7,367	36
08-31-2016	11.09	0.16 [6]	0.63	0.79	(0.21)	(0.51)	(0.72)	11.16	7.47	0.13	—	1.81 [6]	4,806	18
08-31-2015	12.19	0.22 [6]	(0.64)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.58)	0.31	—	1.87 [6]	2,028	14
60	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	11.85	0.23 [6]	(0.26)	(0.03)	(0.25)	(0.95)	(1.20)	10.62	1.12	0.23	0.05	2.12 [6]	967,661	40
08-31-2018	11.90	0.23 [6]	0.82	1.05	(0.24)	(0.86)	(1.10)	11.85	9.09	0.20	0.05	1.98 [6]	1,081,097	20
08-31-2017	11.16	0.22 [6]	1.28	1.50	(0.22)	(0.54)	(0.76)	11.90	14.29	0.18	0.05	1.99 [6]	1,098,168	36
08-31-2016	11.09	0.21 [6]	0.58	0.79	(0.21)	(0.51)	(0.72)	11.16	7.41	0.16	0.05	1.89 [6]	1,158,836	18
08-31-2015	12.19	0.20 [6]	(0.62)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.63)	0.15	0.05	1.73 [6]	1,144,249	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02, $0.01, and $0.01 per share and 0.16%, 0.20%, 0.20%, 0.13% and 0.10% for the periods ended 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7] The inception date for Class I shares is 3-27-15.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	61

Financial highlights continued
Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2019	11.46	0.21 [6]	(0.14)	0.07	(0.23)	(0.86)	(1.09)	10.44	1.80	0.60	0.41	2.01 [6]	180,550	39
08-31-2018	11.62	0.21 [6]	0.63	0.84	(0.22)	(0.78)	(1.00)	11.46	7.40	0.56	0.41	1.83 [6]	176,446	21
08-31-2017	11.07	0.20 [6]	1.08	1.28	(0.21)	(0.52)	(0.73)	11.62	12.22	0.55	0.42	1.78 [6]	157,054	37
08-31-2016	11.01	0.19 [6]	0.54	0.73	(0.20)	(0.47)	(0.67)	11.07	6.91	0.54	0.43	1.76 [6]	110,938	21
08-31-2015	12.04	0.18 [6]	(0.59)	(0.41)	(0.16)	(0.46)	(0.62)	11.01	(3.59)	0.53	0.44	1.59 [6]	88,278	15
Class I
08-31-2019	11.43	0.15 [6]	(0.05)	0.10	(0.26)	(0.86)	(1.12)	10.41	2.17	0.31	0.12	1.55 [6]	1,502	39
08-31-2018	11.59	0.24 [6]	0.63	0.87	(0.25)	(0.78)	(1.03)	11.43	7.73	0.27	0.11	2.09 [6]	81	21
08-31-2017	11.04	0.23 [6]	1.08	1.31	(0.24)	(0.52)	(0.76)	11.59	12.61	0.24	0.11	2.05 [6]	165	37
08-31-2016	10.98	0.24 [6]	0.52	0.76	(0.23)	(0.47)	(0.70)	11.04	7.26	0.22	0.11	2.16 [6]	97	21
08-31-2015 [7]	11.42	0.04 [6]	(0.48)	(0.44)	—	—	—	10.98	(3.85) [8]	0.21 [9]	0.10 [9]	0.83 [6,9]	96	15 [10]
Class R1
08-31-2019	11.38	0.18 [6]	(0.14)	0.04	(0.20)	(0.86)	(1.06)	10.36	1.48	0.91	0.72	1.71 [6]	4,103	39
08-31-2018	11.55	0.18 [6]	0.61	0.79	(0.18)	(0.78)	(0.96)	11.38	7.01	0.87	0.72	1.56 [6]	4,530	21
08-31-2017	11.01	0.16 [6]	1.07	1.23	(0.17)	(0.52)	(0.69)	11.55	11.82	0.86	0.73	1.49 [6]	4,199	37
08-31-2016	10.94	0.20 [6]	0.50	0.70	(0.16)	(0.47)	(0.63)	11.01	6.67	0.88	0.75	1.66 [6]	3,999	21
08-31-2015	11.98	0.14 [6]	(0.59)	(0.45)	(0.13)	(0.46)	(0.59)	10.94	(3.94)	0.92	0.75	1.19 [6]	5,346	15
Class R2
08-31-2019	11.39	0.18 [6]	(0.12)	0.06	(0.22)	(0.86)	(1.08)	10.37	1.71	0.69	0.50	1.80 [6]	4,273	39
08-31-2018	11.56	0.20 [6]	0.62	0.82	(0.21)	(0.78)	(0.99)	11.39	7.26	0.66	0.50	1.75 [6]	2,723	21
08-31-2017	11.01	0.16 [6]	1.11	1.27	(0.20)	(0.52)	(0.72)	11.56	12.20	0.64	0.50	1.49 [6]	2,593	37
08-31-2016	10.95	0.15 [6]	0.57	0.72	(0.19)	(0.47)	(0.66)	11.01	6.85	0.60	0.49	1.51 [6]	1,324	21
08-31-2015	11.99	0.18 [6]	(0.60)	(0.42)	(0.16)	(0.46)	(0.62)	10.95	(3.70)	1.02	0.50	1.56 [6]	770	15
Class R3
08-31-2019	11.39	0.18 [6]	(0.14)	0.04	(0.20)	(0.86)	(1.06)	10.37	1.53	0.85	0.66	1.76 [6]	2,561	39
08-31-2018	11.56	0.18 [6]	0.62	0.80	(0.19)	(0.78)	(0.97)	11.39	7.09	0.81	0.65	1.60 [6]	2,674	21
08-31-2017	11.02	0.19 [6]	1.05	1.24	(0.18)	(0.52)	(0.70)	11.56	11.92	0.80	0.65	1.73 [6]	3,537	37
08-31-2016	10.95	0.18 [6]	0.53	0.71	(0.17)	(0.47)	(0.64)	11.02	6.78	0.77	0.65	1.67 [6]	4,464	21
08-31-2015	12.00	0.18 [6]	(0.63)	(0.45)	(0.14)	(0.46)	(0.60)	10.95	(3.92)	0.83	0.65	1.52 [6]	3,676	15
Class R4
08-31-2019	11.44	0.23 [6]	(0.15)	0.08	(0.25)	(0.86)	(1.11)	10.41	1.91	0.55	0.26	2.22 [6]	736	39
08-31-2018	11.60	0.22 [6]	0.64	0.86	(0.24)	(0.78)	(1.02)	11.44	7.56	0.52	0.26	1.96 [6]	759	21
08-31-2017	11.05	0.22 [6]	1.08	1.30	(0.23)	(0.52)	(0.75)	11.60	12.45	0.49	0.25	1.99 [6]	785	37
08-31-2016	10.99	0.22 [6]	0.53	0.75	(0.22)	(0.47)	(0.69)	11.05	7.11	0.47	0.25	2.00 [6]	418	21
08-31-2015	12.03	0.22 [6]	(0.61)	(0.39)	(0.19)	(0.46)	(0.65)	10.99	(3.43)	0.67	0.25	1.91 [6]	397	15
Class R5
08-31-2019	11.43	0.25 [6]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.14	0.25	0.07	2.37 [6]	1,342	39
08-31-2018	11.60	0.23 [6]	0.64	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.21	0.05	2.06 [6]	1,635	21
08-31-2017	11.05	0.27 [6]	1.05	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.19	0.05	2.47 [6]	1,182	37
08-31-2016	10.99	0.23 [6]	0.54	0.77	(0.24)	(0.47)	(0.71)	11.05	7.34	0.18	0.05	2.06 [6]	1,926	21
08-31-2015	12.03	0.23 [6]	(0.60)	(0.37)	(0.21)	(0.46)	(0.67)	10.99	(3.24)	0.31	0.05	1.96 [6]	2,114	15
Class R6
08-31-2019	11.42	0.25 [6]	(0.13)	0.12	(0.28)	(0.86)	(1.14)	10.40	2.31	0.20	—	2.44 [6]	38,659	39
08-31-2018	11.59	0.24 [6]	0.64	0.88	(0.27)	(0.78)	(1.05)	11.42	7.77	0.17	—	2.14 [6]	22,698	21
08-31-2017	11.04	0.21 [6]	1.11	1.32	(0.25)	(0.52)	(0.77)	11.59	12.75	0.14	—	1.88 [6]	8,987	37
08-31-2016	10.98	0.20 [6]	0.57	0.77	(0.24)	(0.47)	(0.71)	11.04	7.40	0.13	—	2.04 [6]	3,830	21
08-31-2015	12.02	0.25 [6]	(0.61)	(0.36)	(0.22)	(0.46)	(0.68)	10.98	(3.20)	0.50	—	2.13 [6]	1,007	15
62	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	11.43	0.25 [6]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.15	0.24	0.05	2.42 [6]	983,455	39
08-31-2018	11.60	0.25 [6]	0.62	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.20	0.05	2.21 [6]	1,136,209	21
08-31-2017	11.05	0.25 [6]	1.07	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.18	0.05	2.22 [6]	1,176,137	37
08-31-2016	10.99	0.24 [6]	0.53	0.77	(0.24)	(0.47)	(0.71)	11.05	7.34	0.16	0.05	2.20 [6]	1,278,028	21
08-31-2015	12.03	0.23 [6]	(0.60)	(0.37)	(0.21)	(0.46)	(0.67)	10.99	(3.24)	0.15	0.05	2.02 [6]	1,308,200	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02, $0.01, and $0.01 per share and 0.15%, 0.19%, 0.20%, 0.13% and 0.10%, for the periods ended 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7] The inception date for Class I shares is 3-27-15.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	63

Financial highlights continued
Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2019	10.66	0.22 [6]	(0.03)	0.19	(0.24)	(0.72)	(0.96)	9.89	2.89	0.62	0.41	2.27 [6]	171,370	40
08-31-2018	10.93	0.22 [6]	0.41	0.63	(0.23)	(0.67)	(0.90)	10.66	5.92	0.57	0.41	2.02 [6]	171,973	19
08-31-2017	10.64	0.22 [6]	0.82	1.04	(0.23)	(0.52)	(0.75)	10.93	10.42	0.55	0.42	2.05 [6]	144,135	35
08-31-2016	10.69	0.21 [6]	0.47	0.68	(0.23)	(0.50)	(0.73)	10.64	6.72	0.54	0.43	2.07 [6]	112,709	20
08-31-2015	11.69	0.22 [6]	(0.60)	(0.38)	(0.19)	(0.43)	(0.62)	10.69	(3.38)	0.54	0.44	1.96 [6]	85,398	18
Class I
08-31-2019	10.67	0.26 [6]	(0.04)	0.22	(0.27)	(0.72)	(0.99)	9.90	3.23	0.33	0.13	2.63 [6]	230	40
08-31-2018	10.94	0.23 [6]	0.43	0.66	(0.26)	(0.67)	(0.93)	10.67	6.23	0.28	0.11	2.21 [6]	705	19
08-31-2017	10.65	0.24 [6]	0.83	1.07	(0.26)	(0.52)	(0.78)	10.94	10.76	0.24	0.11	2.31 [6]	155	35
08-31-2016	10.69	0.26 [6]	0.46	0.72	(0.26)	(0.50)	(0.76)	10.65	7.16	0.23	0.11	2.47 [6]	99	20
08-31-2015 [7]	11.07	0.06 [6]	(0.44)	(0.38)	—	—	—	10.69	(3.43) [8]	0.22 [9]	0.10 [9]	1.17 [6,9]	97	18 [10]
Class R1
08-31-2019	10.60	0.19 [6]	(0.02)	0.17	(0.21)	(0.72)	(0.93)	9.84	2.62	0.95	0.75	1.93 [6]	4,724	40
08-31-2018	10.88	0.18 [6]	0.40	0.58	(0.19)	(0.67)	(0.86)	10.60	5.49	0.91	0.74	1.71 [6]	4,465	19
08-31-2017	10.59	0.17 [6]	0.83	1.00	(0.19)	(0.52)	(0.71)	10.88	10.09	0.90	0.75	1.57 [6]	4,253	35
08-31-2016	10.64	0.19 [6]	0.45	0.64	(0.19)	(0.50)	(0.69)	10.59	6.38	0.88	0.75	1.79 [6]	3,091	20
08-31-2015	11.64	0.19 [6]	(0.59)	(0.40)	(0.17)	(0.43)	(0.60)	10.64	(3.65)	0.93	0.74	1.66 [6]	3,098	18
Class R2
08-31-2019	10.61	0.22 [6]	(0.04)	0.18	(0.23)	(0.72)	(0.95)	9.84	2.77	0.71	0.51	2.23 [6]	1,098	40
08-31-2018	10.89	0.20 [6]	0.41	0.61	(0.22)	(0.67)	(0.89)	10.61	5.74	0.67	0.51	1.86 [6]	1,440	19
08-31-2017	10.60	0.21 [6]	0.82	1.03	(0.22)	(0.52)	(0.74)	10.89	10.37	0.65	0.50	2.02 [6]	1,778	35
08-31-2016	10.65	0.18 [6]	0.49	0.67	(0.22)	(0.50)	(0.72)	10.60	6.66	0.62	0.50	1.84 [6]	1,370	20
08-31-2015	11.65	0.21 [6]	(0.59)	(0.38)	(0.19)	(0.43)	(0.62)	10.65	(3.40)	0.91	0.49	1.87 [6]	1,105	18
Class R3
08-31-2019	10.61	0.19 [6]	(0.01)	0.18	(0.22)	(0.72)	(0.94)	9.85	2.70	0.86	0.66	1.97 [6]	1,967	40
08-31-2018	10.89	0.20 [6]	0.39	0.59	(0.20)	(0.67)	(0.87)	10.61	5.59	0.82	0.65	1.84 [6]	1,566	19
08-31-2017	10.61	0.22 [6]	0.78	1.00	(0.20)	(0.52)	(0.72)	10.89	10.09	0.80	0.65	2.10 [6]	2,259	35
08-31-2016	10.65	0.22 [6]	0.44	0.66	(0.20)	(0.50)	(0.70)	10.61	6.59	0.78	0.65	1.99 [6]	3,009	20
08-31-2015	11.66	0.20 [6]	(0.60)	(0.40)	(0.18)	(0.43)	(0.61)	10.65	(3.63)	0.83	0.65	1.81 [6]	3,419	18
Class R4
08-31-2019	10.62	0.23 [6]	(0.02)	0.21	(0.26)	(0.72)	(0.98)	9.85	3.07	0.56	0.26	2.39 [6]	239	40
08-31-2018	10.89	0.27 [6]	0.37	0.64	(0.24)	(0.67)	(0.91)	10.62	6.11	0.52	0.25	2.51 [6]	211	19
08-31-2017	10.61	0.25 [6]	0.80	1.05	(0.25)	(0.52)	(0.77)	10.89	10.55	0.50	0.25	2.35 [6]	513	35
08-31-2016	10.66	0.27 [6]	0.43	0.70	(0.25)	(0.50)	(0.75)	10.61	6.94	0.48	0.25	2.52 [6]	870	20
08-31-2015	11.66	0.27 [6]	(0.62)	(0.35)	(0.22)	(0.43)	(0.65)	10.66	(3.15)	0.72	0.25	2.41 [6]	1,064	18
Class R5
08-31-2019	10.66	0.27 [6]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.29	0.27	0.06	2.71 [6]	3,778	40
08-31-2018	10.93	0.25 [6]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.22	0.06	2.37 [6]	5,384	19
08-31-2017	10.64	0.25 [6]	0.83	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.20	0.05	2.40 [6]	4,687	35
08-31-2016	10.69	0.27 [6]	0.45	0.72	(0.27)	(0.50)	(0.77)	10.64	7.14	0.18	0.05	2.60 [6]	4,130	20
08-31-2015	11.70	0.26 [6]	(0.59)	(0.33)	(0.25)	(0.43)	(0.68)	10.69	(3.03)	0.23	0.05	2.35 [6]	4,494	18
Class R6
08-31-2019	10.65	0.26 [6]	(0.03)	0.23	(0.29)	(0.72)	(1.01)	9.87	3.28	0.21	—	2.67 [6]	28,384	40
08-31-2018	10.92	0.25 [6]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.65	6.36	0.17	—	2.32 [6]	16,997	19
08-31-2017	10.63	0.24 [6]	0.84	1.08	(0.27)	(0.52)	(0.79)	10.92	10.92	0.15	—	2.31 [6]	10,285	35
08-31-2016	10.69	0.25 [6]	0.47	0.72	(0.28)	(0.50)	(0.78)	10.63	7.11	0.13	—	2.70 [6]	3,713	20
08-31-2015	11.69	0.28 [6]	(0.60)	(0.32)	(0.25)	(0.43)	(0.68)	10.69	(2.90)	0.32	—	2.52 [6]	2,285	18
64	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	10.66	0.27 [6]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.32	0.25	0.05	2.69 [6]	590,329	40
08-31-2018	10.93	0.26 [6]	0.41	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.21	0.05	2.44 [6]	733,558	19
08-31-2017	10.64	0.26 [6]	0.82	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.18	0.05	2.50 [6]	821,058	35
08-31-2016	10.69	0.27 [6]	0.45	0.72	(0.27)	(0.50)	(0.77)	10.64	7.14	0.17	0.05	2.52 [6]	955,449	20
08-31-2015	11.70	0.27 [6]	(0.60)	(0.33)	(0.25)	(0.43)	(0.68)	10.69	(3.03)	0.15	0.05	2.39 [6]	1,032,205	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02, $0.02 and $0.01 per share and 0.15%, 0.20%, 0.21%, 0.14% and 0.12% for periods ended 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7] The inception date for Class I shares is 3-27-15.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	65

Financial highlights continued
Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2019	9.75	0.23 [6]	0.04	0.27	(0.26)	(0.64)	(0.90)	9.12	3.85	0.66	0.41	2.53 [6]	91,688	41
08-31-2018	10.13	0.22 [6]	0.23	0.45	(0.24)	(0.59)	(0.83)	9.75	4.54	0.60	0.41	2.22 [6]	98,847	17
08-31-2017	10.02	0.22 [6]	0.60	0.82	(0.24)	(0.47)	(0.71)	10.13	8.81	0.58	0.42	2.26 [6]	90,426	38
08-31-2016	10.25	0.22 [6]	0.41	0.63	(0.25)	(0.61)	(0.86)	10.02	6.63	0.56	0.43	2.32 [6]	73,985	19
08-31-2015	11.35	0.24 [6]	(0.58)	(0.34)	(0.23)	(0.53)	(0.76)	10.25	(3.13)	0.55	0.44	2.26 [6]	62,597	16
Class I
08-31-2019	9.76	0.25 [6]	0.05	0.30	(0.29)	(0.64)	(0.93)	9.13	4.21	0.37	0.13	2.82 [6]	670	41
08-31-2018	10.14	0.24 [6]	0.24	0.48	(0.27)	(0.59)	(0.86)	9.76	4.85	0.31	0.11	2.49 [6]	610	17
08-31-2017	10.02	0.22 [6]	0.65	0.87	(0.28)	(0.47)	(0.75)	10.14	9.27	0.27	0.11	2.27 [6]	369	38
08-31-2016	10.25	0.27 [6]	0.39	0.66	(0.28)	(0.61)	(0.89)	10.02	6.98	0.25	0.11	2.74 [6]	95	19
08-31-2015 [7]	10.58	0.06 [6]	(0.39)	(0.33)	—	—	—	10.25	(3.12) [8]	0.23 [9]	0.10 [9]	1.40 [6,9]	97	16 [10]
Class R1
08-31-2019	9.70	0.20 [6]	0.05	0.25	(0.23)	(0.64)	(0.87)	9.08	3.57	1.00	0.76	2.17 [6]	1,471	41
08-31-2018	10.09	0.19 [6]	0.22	0.41	(0.21)	(0.59)	(0.80)	9.70	4.10	0.94	0.74	1.92 [6]	1,487	17
08-31-2017	9.98	0.19 [6]	0.60	0.79	(0.21)	(0.47)	(0.68)	10.09	8.48	0.93	0.75	1.98 [6]	1,867	38
08-31-2016	10.21	0.20 [6]	0.40	0.60	(0.22)	(0.61)	(0.83)	9.98	6.29	0.90	0.75	2.05 [6]	2,200	19
08-31-2015	11.32	0.19 [6]	(0.57)	(0.38)	(0.20)	(0.53)	(0.73)	10.21	(3.48)	1.07	0.75	1.82 [6]	2,238	16
Class R2
08-31-2019	9.69	0.23 [6]	0.04	0.27	(0.25)	(0.64)	(0.89)	9.07	3.87	0.73	0.49	2.53 [6]	33	41
08-31-2018	10.09	0.17 [6]	0.25	0.42	(0.23)	(0.59)	(0.82)	9.69	4.16	0.71	0.51	1.71 [6]	47	17
08-31-2017	9.98	0.19 [6]	0.63	0.82	(0.24)	(0.47)	(0.71)	10.09	8.88	0.66	0.50	1.94 [6]	584	38
08-31-2016	10.22	0.23 [6]	0.39	0.62	(0.25)	(0.61)	(0.86)	9.98	6.54	0.65	0.50	2.17 [6]	158	19
08-31-2015	11.33	0.25 [6]	(0.60)	(0.35)	(0.23)	(0.53)	(0.76)	10.22	(3.23)	1.81	0.50	2.33 [6]	143	16
Class R3
08-31-2019	9.71	0.22 [6]	0.03	0.25	(0.24)	(0.64)	(0.88)	9.08	3.59	0.90	0.66	2.43 [6]	2,108	41
08-31-2018	10.10	0.19 [6]	0.23	0.42	(0.22)	(0.59)	(0.81)	9.71	4.20	0.86	0.66	1.93 [6]	2,556	17
08-31-2017	9.98	0.23 [6]	0.58	0.81	(0.22)	(0.47)	(0.69)	10.10	8.70	0.82	0.65	2.31 [6]	3,126	38
08-31-2016	10.21	0.23 [6]	0.38	0.61	(0.23)	(0.61)	(0.84)	9.98	6.40	0.80	0.65	2.25 [6]	5,620	19
08-31-2015	11.32	0.22 [6]	(0.59)	(0.37)	(0.21)	(0.53)	(0.74)	10.21	(3.38)	0.82	0.65	2.04 [6]	6,405	16
Class R4
08-31-2019	9.72	0.25 [6]	0.04	0.29	(0.28)	(0.64)	(0.92)	9.09	4.06	0.61	0.26	2.74 [6]	11	41
08-31-2018	10.11	0.24 [6]	0.22	0.46	(0.26)	(0.59)	(0.85)	9.72	4.62	0.56	0.26	2.45 [6]	65	17
08-31-2017	10.00	0.25 [6]	0.59	0.84	(0.26)	(0.47)	(0.73)	10.11	9.04	0.52	0.25	2.54 [6]	95	38
08-31-2016	10.23	0.26 [6]	0.39	0.65	(0.27)	(0.61)	(0.88)	10.00	6.85	0.49	0.25	2.63 [6]	109	19
08-31-2015	11.34	0.26 [6]	(0.58)	(0.32)	(0.26)	(0.53)	(0.79)	10.23	(2.98)	1.51	0.25	2.43 [6]	182	16
Class R5
08-31-2019	9.75	0.28 [6]	0.03	0.31	(0.30)	(0.64)	(0.94)	9.12	4.27	0.31	0.07	2.97 [6]	323	41
08-31-2018	10.14	0.26 [6]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.26	0.06	2.66 [6]	1,206	17
08-31-2017	10.02	0.26 [6]	0.61	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.22	0.05	2.61 [6]	1,292	38
08-31-2016	10.26	0.30 [6]	0.36	0.66	(0.29)	(0.61)	(0.90)	10.02	6.96	0.20	0.05	2.78 [6]	1,442	19
08-31-2015	11.37	0.28 [6]	(0.58)	(0.30)	(0.28)	(0.53)	(0.81)	10.26	(2.77)	0.36	0.05	2.62 [6]	1,767	16
Class R6
08-31-2019	9.76	0.26 [6]	0.04	0.30	(0.30)	(0.64)	(0.94)	9.12	4.23	0.26	—	2.93 [6]	11,764	41
08-31-2018	10.14	0.24 [6]	0.25	0.49	(0.28)	(0.59)	(0.87)	9.76	4.96	0.21	—	2.49 [6]	7,076	17
08-31-2017	10.03	0.23 [6]	0.64	0.87	(0.29)	(0.47)	(0.76)	10.14	9.29	0.17	—	2.39 [6]	3,109	38
08-31-2016	10.26	0.26 [6]	0.41	0.67	(0.29)	(0.61)	(0.90)	10.03	7.11	0.15	—	3.10 [6]	830	19
08-31-2015	11.37	0.31 [6]	(0.60)	(0.29)	(0.29)	(0.53)	(0.82)	10.26	(2.72)	0.89	—	2.88 [6]	394	16
66	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	9.75	0.27 [6]	0.04	0.31	(0.30)	(0.64)	(0.94)	9.12	4.28	0.30	0.05	2.98 [6]	192,409	41
08-31-2018	10.14	0.26 [6]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.24	0.05	2.62 [6]	253,242	17
08-31-2017	10.02	0.27 [6]	0.60	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.21	0.05	2.70 [6]	324,331	38
08-31-2016	10.26	0.29 [6]	0.37	0.66	(0.29)	(0.61)	(0.90)	10.02	6.96	0.18	0.05	2.79 [6]	410,447	19
08-31-2015	11.37	0.29 [6]	(0.59)	(0.30)	(0.28)	(0.53)	(0.81)	10.26	(2.77)	0.16	0.05	2.69 [6]	486,633	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02, $0.02 and $0.01 per share and 0.16%, 0.21%, 0.22%, 0.15% and 0.12% for the periods ended 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7] The inception date for Class I shares is 3-27-15.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	67

Financial highlights continued
Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
(0.40)
						(0.39)
Class A
08-31-2019	9.25	0.23 [6]	0.11	0.34	(0.26)	(0.43)	(0.73)	8.86	4.50	0.70	0.41	2.68 [6]	45,444	48
08-31-2018	9.54	0.22 [6]	0.12	0.34	(0.23)		(0.63)	9.25	3.65	0.64	0.41	2.36 [6]	46,288	20
08-31-2017	9.49	0.22 [6]	0.46	0.68	(0.24)	(0.47)	(0.63)	9.54	7.71	0.61	0.42	2.38 [6]	47,800	39
08-31-2016	9.59	0.24 [6]	0.36	0.60	(0.26)	(0.40)	(0.70)	9.49	6.63	0.59	0.43	2.55 [6]	42,691	20
08-31-2015	10.57	0.25 [6]	(0.55)	(0.30)	(0.25)	(0.39)	(0.68)	9.59	(2.97)	0.57	0.44	2.50 [6]	41,187	16
Class I
08-31-2019	9.25	0.27 [6]	0.11	0.38	(0.29)	—	(0.76)	8.87	4.98	0.42	0.13	3.03 [6]	133	48
08-31-2018	9.55	0.24 [6]	0.12	0.36	(0.26)		(0.66)	9.25	3.84	0.35	0.11	2.57 [6]	158	20
08-31-2017	9.49	0.23 [6]	0.49	0.72	(0.27)	(0.47)	(0.66)	9.55	8.17	0.30	0.11	2.51 [6]	202	39
08-31-2016	9.60	0.27 [6]	0.35	0.62	(0.29)	(0.40)	(0.73)	9.49	6.87	0.27	0.11	2.91 [6]	96	20
08-31-2015 [7]	9.88	0.07 [6]	(0.35)	(0.28)	—	(0.39)	—	9.60	(2.83) [8]	0.26 [9]	0.11 [9]	1.61 [6,9]	97	16 [10]
Class R1
08-31-2019	9.20	0.24 [6]	0.09	0.33	(0.24)	(0.43)	(0.71)	8.82	4.37	0.94	0.65	2.74 [6]	300	48
08-31-2018	9.50	0.19 [6]	0.12	0.31	(0.21)		(0.61)	9.20	3.25	0.89	0.65	2.09 [6]	528	20
08-31-2017	9.44	0.18 [6]	0.49	0.67	(0.22)	(0.47)	(0.61)	9.50	7.53	0.89	0.70	1.93 [6]	653	39
08-31-2016	9.55	0.21 [6]	0.35	0.56	(0.23)	(0.40)	(0.67)	9.44	6.20	0.88	0.71	2.26 [6]	486	20
08-31-2015	10.53	0.22 [6]	(0.55)	(0.33)	(0.22)	(0.39)	(0.65)	9.55	(3.24)	1.39	0.75	2.17 [6]	531	16
Class R2
08-31-2019	9.23	0.22 [6]	0.12	0.34	(0.25)	(0.43)	(0.72)	8.85	4.51	0.80	0.51	2.57 [6]	491	48
08-31-2018	9.53	0.21 [6]	0.11	0.32	(0.22)		(0.62)	9.23	3.45	0.75	0.51	2.21 [6]	452	20
08-31-2017	9.47	0.16 [6]	0.53	0.69	(0.24)	(0.47)	(0.63)	9.53	7.75	0.67	0.48	1.71 [6]	522	39
08-31-2016	9.59	0.59 [6]	(0.02)	0.57	(0.25)	(0.40)	(0.69)	9.47	6.33	0.71	0.50	4.18 [6]	70	20
08-31-2015	10.57	0.25 [6]	(0.55)	(0.30)	(0.25)	(0.39)	(0.68)	9.59	(2.97)	1.22	0.50	2.49 [6]	561	16
Class R3
08-31-2019	9.21	0.22 [6]	0.09	0.31	(0.23)	(0.43)	(0.70)	8.82	4.23	0.95	0.66	2.56 [6]	120	48
08-31-2018	9.51	0.19 [6]	0.12	0.31	(0.21)		(0.61)	9.21	3.30	0.90	0.66	2.03 [6]	151	20
08-31-2017	9.45	0.22 [6]	0.45	0.67	(0.22)	(0.47)	(0.61)	9.51	7.60	0.85	0.65	2.36 [6]	254	39
08-31-2016	9.56	0.32 [6]	0.25	0.57	(0.24)	(0.40)	(0.68)	9.45	6.30	0.83	0.65	3.01 [6]	598	20
08-31-2015	10.55	0.23 [6]	(0.56)	(0.33)	(0.23)	(0.39)	(0.66)	9.56	(3.23)	1.01	0.65	2.27 [6]	1,183	16
Class R4
08-31-2019	9.24	0.24 [6]	0.12	0.36	(0.27)	(0.43)	(0.74)	8.86	4.79	0.65	0.26	2.78 [6]	89	48
08-31-2018	9.54	0.25 [6]	0.10	0.35	(0.25)		(0.65)	9.24	3.70	0.57	0.23	2.67 [6]	73	20
08-31-2017	9.48	0.25 [6]	0.46	0.71	(0.26)	(0.47)	(0.65)	9.54	8.03	0.56	0.25	2.71 [6]	247	39
08-31-2016	9.59	0.24 [6]	0.37	0.61	(0.28)	(0.40)	(0.72)	9.48	6.73	0.53	0.25	2.65 [6]	980	20
08-31-2015	10.58	0.25 [6]	(0.54)	(0.29)	(0.27)	(0.39)	(0.70)	9.59	(2.82)	0.85	0.24	2.47 [6]	879	16
Class R5
08-31-2019	9.25	0.28 [6]	0.10	0.38	(0.29)	(0.43)	(0.76)	8.87	5.03	0.35	0.06	3.21 [6]	34	48
08-31-2018	9.55	0.31 [6]	0.06	0.37	(0.27)		(0.67)	9.25	3.90	0.30	0.05	3.20 [6]	43	20
08-31-2017	9.50	0.25 [6]	0.47	0.72	(0.28)	(0.47)	(0.67)	9.55	8.13	0.25	0.05	2.74 [6]	364	39
08-31-2016	9.61	0.30 [6]	0.33	0.63	(0.30)	(0.40)	(0.74)	9.50	6.95	0.23	0.05	3.07 [6]	266	20
08-31-2015	10.59	0.30 [6]	(0.56)	(0.26)	(0.29)	(0.39)	(0.72)	9.61	(2.52)	1.20	0.04	2.95 [6]	233	16
Class R6
08-31-2019	9.26	0.26 [6]	0.13	0.39	(0.30)	(0.43)	(0.77)	8.88	5.09	0.30	—	2.97 [6]	8,356	48
08-31-2018	9.56	0.25 [6]	0.12	0.37	(0.27)		(0.67)	9.26	3.95	0.25	—	2.69 [6]	3,754	20
08-31-2017	9.50	0.22 [6]	0.51	0.73	(0.28)	(0.47)	(0.67)	9.56	8.29	0.20	—	2.40 [6]	2,044	39
08-31-2016	9.61	0.62 [6]	0.01	0.63	(0.30)	(0.40)	(0.74)	9.50	7.01	0.18	—	4.33 [6]	67	20
08-31-2015	10.60	0.31 [6]	(0.57)	(0.26)	(0.30)	(0.39)	(0.73)	9.61	(2.56)	1.04	—	3.06 [6]	171	16
68	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
08-31-2019	9.26	0.27 [6]	0.10	0.37	(0.29)	(0.43)	(0.76)	8.87	4.92	0.34	0.05	3.07 [6]	134,078	48
08-31-2018	9.56	0.25 [6]	0.12	0.37	(0.27)		(0.67)	9.26	3.90	0.29	0.05	2.72 [6]	161,261	20
08-31-2017	9.50	0.26 [6]	0.47	0.73	(0.28)	(0.39)	(0.67)	9.56	8.24	0.24	0.05	2.83 [6]	193,321	39
08-31-2016	9.61	0.29 [6]	0.34	0.63	(0.30)	(0.44)	(0.74)	9.50	6.95	0.21	0.05	2.96 [6]	233,197	20
08-31-2015	10.60	0.30 [6]	(0.57)	(0.27)	(0.29)	(0.43)	(0.72)	9.61	(2.61)	0.17	0.05	2.96 [6]	268,891	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.02, $0.02, $0.02, $0.02 and $0.01 per share and 0.17%, 0.23%, 0.24%, 0.17% and 0.14% for the periods ended 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7] The inception date for Class I shares is 3-27-15.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	69

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (collectively, Multimanager Lifetime Portfolios, or the portfolios and each individually, the portfolio), eleven of which are presented in this report. The portfolios operate as “fund of funds” investing in affiliated underlying funds of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques:Investments in underlying affiliated funds and other open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$81,995,765	$81,995,765	—	—
Unaffiliated investment companies	1,354,086	1,354,086	—	—
U.S. Government and Agency obligations	79,898	—	$79,898	—
70	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2060 Lifetime Portfolio (continued)
Short-term investments	$614,432	$107,128	$507,304	—
Total investments in securities	$84,044,181	$83,456,979	$587,202	—

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$201,143,307	$201,143,307	—	—
Unaffiliated investment companies	3,774,492	3,774,492	—	—
U.S. Government and Agency obligations	200,251	—	$200,251	—
Short-term investments	1,434,184	158,437	1,275,747	—
Total investments in securities	$206,552,234	$205,076,236	$1,475,998	—

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$392,890,694	$392,890,694	—	—
Unaffiliated investment companies	7,810,770	7,810,770	—	—
U.S. Government and Agency obligations	393,422	—	$393,422	—
Short-term investments	2,756,310	230,684	2,525,626	—
Total investments in securities	$403,851,196	$400,932,148	$2,919,048	—

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$720,032,355	$720,032,355	—	—
Unaffiliated investment companies	14,610,374	14,610,374	—	—
U.S. Government and Agency obligations	721,105	—	$721,105	—
Short-term investments	5,221,702	589,051	4,632,651	—
Total investments in securities	$740,585,536	$735,231,780	$5,353,756	—

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$793,647,405	$793,647,405	—	—
Unaffiliated investment companies	15,963,277	15,963,277	—	—
U.S. Government and Agency obligations	1,330,959	—	$1,330,959	—
Short-term investments	7,079,462	516,491	6,562,971	—
Total investments in securities	$818,021,103	$810,127,173	$7,893,930	—

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$972,258,858	$972,258,858	—	—
Unaffiliated investment companies	25,017,416	25,017,416	—	—
U.S. Government and Agency obligations	2,203,769	—	$2,203,769	—
Short-term investments	11,296,250	587,255	10,708,995	—
Total investments in securities	$1,010,776,293	$997,863,529	$12,912,764	—

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,136,331,404	$1,136,331,404	—	—
Unaffiliated investment companies	36,191,750	36,191,750	—	—
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	71

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
U.S. Government and Agency obligations	$4,108,174	—	$4,108,174	—
Short-term investments	22,159,776	$748,285	21,411,491	—
Total investments in securities	$1,198,791,104	$1,173,271,439	$25,519,665	—

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,140,090,322	$1,140,090,322	—	—
Unaffiliated investment companies	47,617,658	47,617,658	—	—
U.S. Government and Agency obligations	5,093,245	—	$5,093,245	—
Short-term investments	24,389,390	749,540	23,639,850	—
Total investments in securities	$1,217,190,615	$1,188,457,520	$28,733,095	—

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$743,414,448	$743,414,448	—	—
Unaffiliated investment companies	38,676,713	38,676,713	—	—
U.S. Government and Agency obligations	3,444,717	—	$3,444,717	—
Short-term investments	16,643,920	642,419	16,001,501	—
Total investments in securities	$802,179,798	$782,733,580	$19,446,218	—

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$276,650,188	$276,650,188	—	—
Unaffiliated investment companies	15,824,079	15,824,079	—	—
U.S. Government and Agency obligations	1,400,744	—	$1,400,744	—
Short-term investments	6,624,089	202,084	6,422,005	—
Total investments in securities	$300,499,100	$292,676,351	$7,822,749	—

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$171,510,274	$171,510,274	—	—
Unaffiliated investment companies	11,717,477	11,717,477	—	—
U.S. Government and Agency obligations	1,006,310	—	$1,006,310	—
Short-term investments	4,833,621	146,537	4,687,084	—
Total investments in securities	$189,067,682	$183,374,288	$5,693,394	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
72	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2019, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2019 were as follows:
Portfolio	Commitment fee
Multimanager 2060 Lifetime Portfolio	$2,168
Multimanager 2055 Lifetime Portfolio	2,454
Multimanager 2050 Lifetime Portfolio	2,929
Multimanager 2045 Lifetime Portfolio	3,740
Multimanager 2040 Lifetime Portfolio	3,927
Multimanager 2035 Lifetime Portfolio	4,393
Multimanager 2030 Lifetime Portfolio	4,849
Multimanager 2025 Lifetime Portfolio	4,935
Multimanager 2020 Lifetime Portfolio	4,010
Multimanager 2015 Lifetime Portfolio	2,759
Multimanager 2010 Lifetime Portfolio	2,472
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2019, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2060 Lifetime Portfolio	$87,991,019	$879,895	$(4,826,733)	$(3,946,838)
Multimanager 2055 Lifetime Portfolio	215,239,686	3,997,556	(12,685,008)	(8,687,452)
Multimanager 2050 Lifetime Portfolio	406,190,164	3,292,626	(5,631,594)	(2,338,968)
Multimanager 2045 Lifetime Portfolio	669,784,180	73,911,731	(3,110,375)	70,801,356
Multimanager 2040 Lifetime Portfolio	742,929,007	78,345,482	(3,253,386)	75,092,096
Multimanager 2035 Lifetime Portfolio	919,926,947	94,368,796	(3,519,450)	90,849,346
Multimanager 2030 Lifetime Portfolio	1,093,576,581	109,033,927	(3,819,404)	105,214,523
Multimanager 2025 Lifetime Portfolio	1,121,143,818	99,125,838	(3,079,041)	96,046,797
Multimanager 2020 Lifetime Portfolio	740,818,324	62,984,153	(1,622,679)	61,361,474
Multimanager 2015 Lifetime Portfolio	278,618,116	22,357,451	(476,467)	21,880,984
Multimanager 2010 Lifetime Portfolio	177,304,032	11,952,877	(189,227)	11,763,650
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2019 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager 2060 Lifetime Portfolio	$1,396,693	$2,539,937	$3,936,630
Multimanager 2055 Lifetime Portfolio	4,299,284	12,832,691	17,131,975
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	73

Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager 2050 Lifetime Portfolio	$8,974,962	$31,711,948	$40,686,910
Multimanager 2045 Lifetime Portfolio	19,269,174	66,625,362	85,894,536
Multimanager 2040 Lifetime Portfolio	21,405,533	71,536,068	92,941,601
Multimanager 2035 Lifetime Portfolio	27,823,666	83,691,860	111,515,526
Multimanager 2030 Lifetime Portfolio	35,410,290	91,637,883	127,048,173
Multimanager 2025 Lifetime Portfolio	39,573,291	88,251,196	127,824,487
Multimanager 2020 Lifetime Portfolio	28,478,984	54,169,689	82,648,673
Multimanager 2015 Lifetime Portfolio	11,495,109	20,480,916	31,976,025
Multimanager 2010 Lifetime Portfolio	7,006,071	9,399,326	16,405,397
The tax character of distributions for the year ended August 31, 2018 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager 2060 Lifetime Portfolio	$776,194	$663,015	$1,439,209
Multimanager 2055 Lifetime Portfolio	4,003,632	4,958,027	8,961,659
Multimanager 2050 Lifetime Portfolio	9,866,669	14,348,178	24,214,847
Multimanager 2045 Lifetime Portfolio	24,578,395	44,383,372	68,961,767
Multimanager 2040 Lifetime Portfolio	26,799,372	43,620,308	70,419,680
Multimanager 2035 Lifetime Portfolio	33,850,853	60,820,109	94,670,962
Multimanager 2030 Lifetime Portfolio	40,380,964	72,734,443	113,115,407
Multimanager 2025 Lifetime Portfolio	43,022,943	73,202,159	116,225,102
Multimanager 2020 Lifetime Portfolio	31,929,038	49,828,729	81,757,767
Multimanager 2015 Lifetime Portfolio	13,747,352	19,603,262	33,350,614
Multimanager 2010 Lifetime Portfolio	7,880,107	8,003,027	15,883,134
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager 2060 Lifetime Portfolio	$133,478	$4,397,072
Multimanager 2055 Lifetime Portfolio	322,205	14,479,430
Multimanager 2050 Lifetime Portfolio	564,301	30,434,831
Multimanager 2045 Lifetime Portfolio	2,119,785	68,278,065
Multimanager 2040 Lifetime Portfolio	1,866,968	71,799,012
Multimanager 2035 Lifetime Portfolio	3,825,171	86,078,572
Multimanager 2030 Lifetime Portfolio	7,122,161	88,826,433
Multimanager 2025 Lifetime Portfolio	10,410,221	78,669,576
Multimanager 2020 Lifetime Portfolio	8,826,051	47,309,236
Multimanager 2015 Lifetime Portfolio	3,799,494	15,373,496
Multimanager 2010 Lifetime Portfolio	2,607,366	7,140,951
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
74	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management (US) LLC, a division of Manulife Asset Management (US) LLC. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC (known as John Hancock Investment Management Services, LLC prior to June 28, 2019) and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Prior to January 1, 2019, the Advisor also had a subadvisory agreement with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. Effective January 1, 2019, Manulife Investment Management (US) LLC is the portfolios’ sole subadvisor.
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if, necessary make payment to the portfolio in an amount by which certain expenses including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a Percentage of average net assets
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Multimanager 2035 Lifetime Portfolio	0.59%
Portfolio	Expense limitation as a Percentage of average net assets
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.
Prior to January 1, 2019, the Advisor had contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual portfolio operating expenses by the amount indicated below of the respective portfolio’s average net assets.
Portfolio	Expense limitation as a Percentage of average net assets
Multimanager 2060 Lifetime Portfolio	0.31%
Multimanager 2055 Lifetime Portfolio	0.30%
Multimanager 2050 Lifetime Portfolio	0.29%
Multimanager 2045 Lifetime Portfolio	0.30%
Multimanager 2040 Lifetime Portfolio	0.30%
Multimanager 2035 Lifetime Portfolio	0.29%
Portfolio	Expense limitation as a Percentage of average net assets
Multimanager 2030 Lifetime Portfolio	0.31%
Multimanager 2025 Lifetime Portfolio	0.30%
Multimanager 2020 Lifetime Portfolio	0.31%
Multimanager 2015 Lifetime Portfolio	0.34%
Multimanager 2010 Lifetime Portfolio	0.36%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	75

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of each portfolio to the extent they exceed 0.00% of average net assets attributable to Class R6 shares. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to January 1, 2019, the Advisor had contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of each portfolio exceeded 0.05% of the average net assets on an annualized basis of each portfolio. “Other expenses” means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business, class specific fees, underlying fund expenses (acquired fund fees), and short dividend expense.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average daily net assets and 0.50% of the portfolio’s average daily net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the year ended August 31, 2019, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense Reimbursement by Class
Portfolio	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2060 Lifetime Portfolio	$7,741	$220	$220	$362	$375	$250	$724	$7,674	$294,330	$311,896
Multimanager 2055 Lifetime Portfolio	31,252	139	119	1,283	316	121	241	13,386	453,378	500,235
Multimanager 2050 Lifetime Portfolio	106,958	203	2,903	2,256	2,149	1,558	110	31,187	665,839	813,163
Multimanager 2045 Lifetime Portfolio	186,599	184	3,359	4,385	1,796	296	3,290	48,534	1,105,280	1,353,723
Multimanager 2040 Lifetime Portfolio	224,207	288	4,384	1,528	3,219	384	519	51,864	1,206,312	1,492,705
Multimanager 2035 Lifetime Portfolio	260,919	183	9,868	3,548	3,880	712	632	55,966	1,505,797	1,841,505
Multimanager 2030 Lifetime Portfolio	325,842	1,386	6,837	3,656	2,735	827	2,099	71,709	1,806,683	2,221,774
Multimanager 2025 Lifetime Portfolio	323,485	785	7,766	5,726	5,058	1,336	2,457	71,676	1,932,010	2,350,299
Multimanager 2020 Lifetime Portfolio	336,498	683	9,064	2,746	3,762	427	7,891	56,348	1,309,981	1,727,400
Multimanager 2015 Lifetime Portfolio	220,846	1,420	3,612	108	5,454	153	1,023	29,700	522,285	784,601
Multimanager 2010 Lifetime Portfolio	129,972	426	1,089	1,342	358	233	106	22,413	415,232	571,171
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager 2060 Lifetime Portfolio	0.00%
Multimanager 2055 Lifetime Portfolio	0.00%
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Multimanager 2035 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2030 Lifetime Portfolio	0.00%
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as indicated in the below table, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
76	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2019:
Portfolio	Class R4
Multimanager 2060 Lifetime Portfolio	$53
Multimanager 2055 Lifetime Portfolio	46
Multimanager 2050 Lifetime Portfolio	754
Multimanager 2045 Lifetime Portfolio	163
Multimanager 2040 Lifetime Portfolio	212
Multimanager 2035 Lifetime Portfolio	391
Portfolio	Class R4
Multimanager 2030 Lifetime Portfolio	$450
Multimanager 2025 Lifetime Portfolio	713
Multimanager 2020 Lifetime Portfolio	212
Multimanager 2015 Lifetime Portfolio	63
Multimanager 2010 Lifetime Portfolio	80

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2019:
	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Net sales charges	$4,496	$6,654	$17,723	$18,246	$31,303	$19,680	$22,608	$18,942	$10,279	$6,819	$1,682
Retained for printing prospectus, advertising and sales literature	745	1,072	2,755	2,405	4,867	3,112	3,407	2,924	1,523	1,107	234
Sales commission to unrelated broker-dealers	3,641	5,530	14,762	15,608	26,217	16,367	19,001	15,295	8,745	5,712	1,448
Sales commission to affiliated sales personnel	110	52	206	233	219	201	200	723	11	—	—
Signator Investors, Inc. was a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2019, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Multimanager 2060 Lifetime Portfolio	$ 9
Multimanager 2050 Lifetime Portfolio	518
Multimanager 2045 Lifetime Portfolio	68
Multimanager 2040 Lifetime Portfolio	135
Multimanager 2035 Lifetime Portfolio	104
Multimanager 2030 Lifetime Portfolio	174
Multimanager 2025 Lifetime Portfolio	363
Multimanager 2020 Lifetime Portfolio	383
Multimanager 2015 Lifetime Portfolio	2
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	77

Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2060 Lifetime Portfolio	Class A	$4,961	$1,888
	Class I	—	59
	Class R1	233	6
	Class R2	267	10
	Class R3	466	10
	Class R4	132	7
	Class R5	77	20
	Class R6	—	206
	Class 1	31,602	—
	Total	$37,738	$2,206
Multimanager 2055 Lifetime Portfolio	Class A	$35,601	$13,541
	Class I	—	67
	Class R1	224	5
	Class R2	2,432	63
	Class R3	750	15
	Class R4	115	6
	Class R5	47	12
	Class R6	—	627
	Class 1	85,941	—
	Total	$125,110	$14,336
Multimanager 2050 Lifetime Portfolio	Class A	$155,315	$59,007
	Class I	—	124
	Class R1	10,511	181
	Class R2	5,391	141
	Class R3	6,698	134
	Class R4	2,620	97
	Class R5	32	7
	Class R6	—	1,850
	Class 1	160,979	—
	Total	$341,546	$61,541
Multimanager 2045 Lifetime Portfolio	Class A	$306,901	$116,550
	Class I	—	124
	Class R1	13,264	238
	Class R2	11,996	310
	Class R3	6,353	128
	Class R4	568	21
	Class R5	901	238
	Class R6	—	3,210
	Class 1	302,852	—
	Total	$642,835	$120,819
Multimanager 2040 Lifetime Portfolio	Class A	$370,198	$140,632
	Class I	—	196
	Class R1	17,734	312
	Class R2	4,165	108
	Class R3	11,548	233
	Class R4	742	27
	Class R5	148	39
	Class R6	—	3,453
	Class 1	331,783	—
	Total	$736,318	$145,000
78	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2035 Lifetime Portfolio	Class A	$434,698	$165,088
	Class I	—	130
	Class R1	39,721	708
	Class R2	9,838	255
	Class R3	14,067	279
	Class R4	1,367	51
	Class R5	180	46
	Class R6	—	3,772
	Class 1	417,591	—
	Total	$917,462	$170,329
Multimanager 2030 Lifetime Portfolio	Class A	$535,605	$203,412
	Class I	—	952
	Class R1	27,281	483
	Class R2	9,714	257
	Class R3	9,521	194
	Class R4	1,559	58
	Class R5	579	150
	Class R6	—	4,805
	Class 1	494,205	—
	Total	$1,078,464	$210,311
Multimanager 2025 Lifetime Portfolio	Class A	$518,652	$197,039
	Class I	—	537
	Class R1	29,436	535
	Class R2	15,159	398
	Class R3	17,517	349
	Class R4	2,497	92
	Class R5	705	170
	Class R6	—	4,651
	Class 1	514,700	—
	Total	$1,098,666	$203,771
Multimanager 2020 Lifetime Portfolio	Class A	$500,579	$190,128
	Class I	—	432
	Class R1	33,102	581
	Class R2	6,762	176
	Class R3	12,101	241
	Class R4	737	27
	Class R5	1,973	510
	Class R6	—	3,392
	Class 1	324,228	—
	Total	$879,482	$195,487
Multimanager 2015 Lifetime Portfolio	Class A	$270,567	$102,711
	Class I	—	728
	Class R1	11,005	191
	Class R2	210	6
	Class R3	14,415	289
	Class R4	219	8
	Class R5	225	56
	Class R6	—	1,488
	Class 1	106,372	—
	Total	$403,013	$105,477
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	79

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2010 Lifetime Portfolio	Class A	$133,999	$50,876
	Class I	—	184
	Class R1	2,353	49
	Class R2	2,296	60
	Class R3	795	16
	Class R4	280	10
	Class R5	18	5
	Class R6	—	959
	Class 1	71,308	—
	Total	$211,049	$52,159
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios'shares for the years ended August 31, 2019 and 2018 were as follows:
Multimanager 2060 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	119,100	$1,406,304	119,188	$1,510,044
Distributions reinvested	8,997	93,564	3,281	40,715
Repurchased	(64,247)	(768,735)	(59,306)	(751,848)
Net increase	63,850	$731,133	63,163	$798,911
Class I shares
Repurchased	—	—	(6,096)	$(77,968)
Net decrease	—	—	(6,096)	$(77,968)
Class R1 shares
Repurchased	—	—	(6,081)	$(77,472)
Net decrease	—	—	(6,081)	$(77,472)
Class R2 shares
Sold	2,222	$26,367	1,024	$12,924
Distributions reinvested	150	1,557	38	469
Repurchased	—	—	(6,090)	(78,129)
Net increase (decrease)	2,372	$27,924	(5,028)	$(64,736)
Class R3 shares
Sold	9,050	$105,788	—	—
Repurchased	(66)	(787)	(6,081)	$(77,472)
Net increase (decrease)	8,984	$105,001	(6,081)	$(77,472)
Class R4 shares
Sold	361	$4,195	353	$4,457
Distributions reinvested	33	341	20	246
Repurchased	(80)	(973)	(6,342)	(81,452)
Net increase (decrease)	314	$3,563	(5,969)	$(76,749)
Class R5 shares
Sold	9,057	$106,321	9,077	$114,266
Distributions reinvested	795	8,273	222	2,762
Repurchased	(4,825)	(58,114)	(14,000)	(178,486)
Net increase (decrease)	5,027	$56,480	(4,701)	$(61,458)
80	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Multimanager 2060 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	123,304	$1,468,395	110,275	$1,387,867
Distributions reinvested	10,839	112,831	1,514	18,808
Repurchased	(107,253)	(1,293,315)	(15,177)	(192,704)
Net increase	26,890	$287,911	96,612	$1,213,971
Class 1 shares
Sold	2,927,687	$34,726,479	2,373,475	$30,029,958
Distributions reinvested	355,880	3,704,710	109,587	1,361,068
Repurchased	(572,236)	(6,676,867)	(470,026)	(5,932,285)
Net increase	2,711,331	$31,754,322	2,013,036	$25,458,741
Total net increase	2,818,768	$32,966,334	2,138,855	$27,035,768

Multimanager 2055 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	514,863	$5,609,469	619,901	$7,434,827
Distributions reinvested	108,112	1,025,985	44,071	516,511
Repurchased	(282,478)	(3,082,289)	(342,419)	(4,095,841)
Net increase	340,497	$3,553,165	321,553	$3,855,497
Class I shares
Sold	723	$7,919	303	$3,629
Distributions reinvested	66	622	8	99
Repurchased	(11)	(120)	(5,443)	(66,930)
Net increase (decrease)	778	$8,421	(5,132)	$(63,202)
Class R1 shares
Repurchased	—	—	(5,904)	$(71,970)
Net decrease	—	—	(5,904)	$(71,970)
Class R2 shares
Sold	20,049	$214,974	37,112	$440,739
Distributions reinvested	4,051	38,445	372	4,369
Repurchased	(4,227)	(47,001)	(16,077)	(193,628)
Net increase	19,873	$206,418	21,407	$251,480
Class R3 shares
Sold	13,825	$150,428	15,858	$189,385
Distributions reinvested	2,440	23,131	493	5,782
Repurchased	(23,829)	(242,869)	(15,018)	(182,392)
Net increase (decrease)	(7,564)	$(69,310)	1,333	$12,775
Class R4 shares
Distributions reinvested	7	$69	4	$42
Repurchased	(71)	(772)	(5,919)	(72,718)
Net decrease	(64)	$(703)	(5,915)	$(72,676)
Class R5 shares
Sold	9,333	$105,485	18,339	$215,799
Distributions reinvested	857	8,133	746	8,762
Repurchased	(19,423)	(230,648)	(14,365)	(174,291)
Net increase (decrease)	(9,233)	$(117,030)	4,720	$50,270
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	81

Multimanager 2055 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	385,855	$4,259,178	249,228	$2,963,603
Distributions reinvested	46,456	440,864	4,683	54,928
Repurchased	(199,782)	(2,200,630)	(25,818)	(311,009)
Net increase	232,529	$2,499,412	228,093	$2,707,522
Class 1 shares
Sold	3,316,586	$36,122,116	2,784,976	$33,395,675
Distributions reinvested	1,641,157	15,574,577	712,247	8,354,658
Repurchased	(1,747,642)	(18,890,980)	(1,228,553)	(14,729,503)
Net increase	3,210,101	$32,805,713	2,268,670	$27,020,830
Total net increase	3,786,917	$38,886,086	2,828,825	$33,690,526

Multimanager 2050 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,025,122	$12,041,248	1,584,452	$20,760,345
Distributions reinvested	507,296	5,179,489	231,760	2,961,888
Repurchased	(875,496)	(10,345,828)	(1,154,783)	(15,108,654)
Net increase	656,922	$6,874,909	661,429	$8,613,579
Class I shares
Sold	8,632	$105,738	489	$6,543
Distributions reinvested	113	1,151	84	1,069
Repurchased	(8,495)	(100,081)	(5,144)	(69,232)
Net increase (decrease)	250	$6,808	(4,571)	$(61,620)
Class R1 shares
Sold	38,648	$457,041	24,597	$320,336
Distributions reinvested	8,539	87,097	3,091	39,501
Repurchased	(32,008)	(370,123)	(7,037)	(91,502)
Net increase	15,179	$174,015	20,651	$268,335
Class R2 shares
Sold	58,672	$682,998	36,748	$473,865
Distributions reinvested	9,011	91,997	4,114	52,617
Repurchased	(34,172)	(406,030)	(31,876)	(415,065)
Net increase	33,511	$368,965	8,986	$111,417
Class R3 shares
Sold	55,665	$658,219	52,677	$687,234
Distributions reinvested	11,794	120,299	5,044	64,463
Repurchased	(69,753)	(785,212)	(32,993)	(436,270)
Net increase (decrease)	(2,294)	$(6,694)	24,728	$315,427
Class R4 shares
Sold	18,147	$221,014	12,296	$161,370
Distributions reinvested	7,889	80,472	2,892	36,962
Repurchased	(9,477)	(110,656)	(1,800)	(23,412)
Net increase	16,559	$190,830	13,388	$174,920
Class R5 shares
Sold	2,406	$29,773	23,498	$307,023
Distributions reinvested	664	6,775	412	5,275
Repurchased	(20,945)	(270,621)	(17,597)	(234,352)
82	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Multimanager 2050 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Net increase (decrease)	(17,875)	$(234,073)	6,313	$77,946
Class R6 shares
Sold	991,554	$11,835,007	524,012	$6,824,508
Distributions reinvested	163,942	1,673,850	24,226	309,855
Repurchased	(473,700)	(5,559,250)	(186,798)	(2,462,057)
Net increase	681,796	$7,949,607	361,440	$4,672,306
Class 1 shares
Sold	3,179,153	$37,441,695	2,650,413	$34,680,896
Distributions reinvested	3,272,044	33,374,846	1,620,230	20,706,538
Repurchased	(3,759,690)	(44,318,312)	(3,754,880)	(49,065,005)
Net increase	2,691,507	$26,498,229	515,763	$6,322,429
Total net increase	4,075,555	$41,822,596	1,608,127	$20,494,739

Multimanager 2045 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,429,107	$15,433,890	2,290,656	$28,379,265
Distributions reinvested	1,201,654	11,271,334	744,716	8,877,029
Repurchased	(1,631,155)	(17,774,281)	(2,370,805)	(29,175,441)
Net increase	999,606	$8,930,943	664,567	$8,080,853
Class I shares
Sold	20,098	$216,750	4,641	$56,519
Distributions reinvested	386	3,636	108	1,288
Repurchased	(8,553)	(91,466)	(7,901)	(101,484)
Net increase (decrease)	11,931	$128,920	(3,152)	$(43,677)
Class R1 shares
Sold	41,937	$443,727	35,777	$438,084
Distributions reinvested	14,204	132,949	8,604	102,387
Repurchased	(60,160)	(651,721)	(29,773)	(364,608)
Net increase (decrease)	(4,019)	$(75,045)	14,608	$175,863
Class R2 shares
Sold	53,421	$577,891	69,918	$850,420
Distributions reinvested	26,181	246,622	10,791	129,061
Repurchased	(31,812)	(339,005)	(22,741)	(280,604)
Net increase	47,790	$485,508	57,968	$698,877
Class R3 shares
Sold	50,852	$549,153	49,576	$606,416
Distributions reinvested	13,308	124,698	8,927	106,228
Repurchased	(70,386)	(737,081)	(59,526)	(732,732)
Net decrease	(6,226)	$(63,230)	(1,023)	$(20,088)
Class R4 shares
Sold	2,417	$26,462	6,288	$78,249
Distributions reinvested	1,840	17,277	2,927	34,952
Repurchased	(9,239)	(113,457)	(28,170)	(353,714)
Net decrease	(4,982)	$(69,718)	(18,955)	$(240,513)
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	83

Multimanager 2045 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	18,543	$203,958	108,635	$1,329,762
Distributions reinvested	27,477	259,384	16,094	192,970
Repurchased	(126,922)	(1,401,850)	(21,271)	(260,847)
Net increase (decrease)	(80,902)	$(938,508)	103,458	$1,261,885
Class R6 shares
Sold	1,983,355	$22,259,492	794,620	$9,747,134
Distributions reinvested	342,744	3,225,224	57,989	694,134
Repurchased	(645,883)	(6,928,590)	(244,039)	(3,016,960)
Net increase	1,680,216	$18,556,126	608,570	$7,424,308
Class 1 shares
Sold	3,482,381	$37,826,735	2,353,734	$28,966,017
Distributions reinvested	7,451,295	70,191,203	4,887,016	58,546,447
Repurchased	(8,912,202)	(98,023,219)	(8,327,901)	(102,726,610)
Net increase (decrease)	2,021,474	$9,994,719	(1,087,151)	$(15,214,146)
Total net increase	4,664,888	$36,949,715	338,890	$2,123,362

Multimanager 2040 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,806,797	$19,827,018	2,632,570	$32,918,959
Distributions reinvested	1,382,181	13,213,650	771,289	9,324,884
Repurchased	(1,641,885)	(18,128,445)	(2,069,135)	(25,714,154)
Net increase	1,547,093	$14,912,223	1,334,724	$16,529,689
Class I shares
Sold	23,197	$257,018	30,373	$382,813
Distributions reinvested	740	7,114	75	905
Repurchased	(3,979)	(46,327)	(29,220)	(366,827)
Net increase	19,958	$217,805	1,228	$16,891
Class R1 shares
Sold	46,841	$511,590	59,443	$740,530
Distributions reinvested	21,844	208,613	11,759	141,934
Repurchased	(36,529)	(409,571)	(96,823)	(1,214,125)
Net increase (decrease)	32,156	$310,632	(25,621)	$(331,661)
Class R2 shares
Sold	65,296	$718,670	28,914	$360,446
Distributions reinvested	7,850	75,361	6,495	78,716
Repurchased	(34,714)	(381,389)	(88,219)	(1,105,317)
Net increase (decrease)	38,432	$412,642	(52,810)	$(666,155)
Class R3 shares
Sold	66,230	$737,741	83,485	$1,031,343
Distributions reinvested	31,011	295,533	13,350	160,870
Repurchased	(197,154)	(2,039,039)	(41,942)	(520,538)
Net increase (decrease)	(99,913)	$(1,005,765)	54,893	$671,675
Class R4 shares
Sold	4,226	$47,923	5,108	$64,013
Distributions reinvested	2,478	23,691	2,476	29,940
Repurchased	(6,273)	(74,378)	(15,559)	(195,211)
84	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Multimanager 2040 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Net increase (decrease)	431	$(2,764)	(7,975)	$(101,258)
Class R5 shares
Sold	8,283	$93,498	35,873	$446,321
Distributions reinvested	4,249	40,835	6,532	79,364
Repurchased	(60,683)	(724,102)	(42,909)	(536,474)
Net decrease	(48,151)	$(589,769)	(504)	$(10,789)
Class R6 shares
Sold	2,082,066	$23,931,378	965,982	$11,990,071
Distributions reinvested	369,047	3,539,158	55,064	667,377
Repurchased	(973,255)	(10,736,789)	(202,847)	(2,537,643)
Net increase	1,477,858	$16,733,747	818,199	$10,119,805
Class 1 shares
Sold	3,887,757	$43,218,075	2,844,472	$35,517,153
Distributions reinvested	7,838,164	75,246,373	4,923,112	59,717,350
Repurchased	(9,179,619)	(102,116,562)	(9,044,828)	(112,792,370)
Net increase (decrease)	2,546,302	$16,347,886	(1,277,244)	$(17,557,867)
Total net increase	5,514,166	$47,336,637	844,890	$8,670,330

Multimanager 2035 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,769,215	$19,180,810	3,572,215	$44,140,122
Distributions reinvested	1,562,748	14,955,498	973,761	11,636,457
Repurchased	(2,162,634)	(23,723,907)	(2,436,916)	(29,960,365)
Net increase	1,169,329	$10,412,401	2,109,060	$25,816,214
Class I shares
Sold	16,992	$194,439	19,571	$245,752
Distributions reinvested	1,250	12,021	2,084	25,035
Repurchased	(45,856)	(520,388)	(15,903)	(198,741)
Net increase (decrease)	(27,614)	$(313,928)	5,752	$72,046
Class R1 shares
Sold	73,263	$780,962	110,510	$1,357,117
Distributions reinvested	48,305	461,312	29,375	350,441
Repurchased	(261,666)	(2,836,360)	(77,372)	(954,656)
Net increase (decrease)	(140,098)	$(1,594,086)	62,513	$752,902
Class R2 shares
Sold	47,561	$515,376	64,370	$793,095
Distributions reinvested	18,699	179,888	10,640	127,678
Repurchased	(47,530)	(515,094)	(36,803)	(456,320)
Net increase	18,730	$180,170	38,207	$464,453
Class R3 shares
Sold	119,529	$1,312,693	96,431	$1,188,490
Distributions reinvested	20,973	200,711	14,433	172,475
Repurchased	(146,717)	(1,615,057)	(119,258)	(1,463,210)
Net decrease	(6,215)	$(101,653)	(8,394)	$(102,245)
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	85

Multimanager 2035 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	7,956	$87,800	5,821	$71,612
Distributions reinvested	3,675	35,318	3,914	46,970
Repurchased	(54,147)	(613,141)	(521)	(6,468)
Net increase (decrease)	(42,516)	$(490,023)	9,214	$112,114
Class R5 shares
Sold	24,741	$281,583	19,897	$245,223
Distributions reinvested	3,765	36,222	6,653	79,903
Repurchased	(82,990)	(984,207)	(10,117)	(125,261)
Net increase (decrease)	(54,484)	$(666,402)	16,433	$199,865
Class R6 shares
Sold	1,972,339	$22,237,720	1,190,165	$14,695,260
Distributions reinvested	372,700	3,581,647	83,251	999,010
Repurchased	(831,002)	(9,055,914)	(387,120)	(4,860,701)
Net increase	1,514,037	$16,763,453	886,296	$10,833,569
Class 1 shares
Sold	3,983,056	$44,006,290	3,421,804	$42,218,971
Distributions reinvested	9,520,561	91,587,792	6,730,935	80,838,531
Repurchased	(11,832,267)	(130,909,866)	(10,949,790)	(135,831,066)
Net increase (decrease)	1,671,350	$4,684,216	(797,051)	$(12,773,564)
Total net increase	4,102,519	$28,874,148	2,322,030	$25,375,354

Multimanager 2030 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,615,001	$28,004,741	3,817,533	$45,440,966
Distributions reinvested	1,890,425	17,751,093	1,272,738	14,661,943
Repurchased	(3,022,482)	(32,440,071)	(2,927,065)	(34,573,791)
Net increase	1,482,944	$13,315,763	2,163,206	$25,529,118
Class I shares
Sold	15,873	$173,066	59,708	$708,093
Distributions reinvested	7,641	71,447	1,680	19,282
Repurchased	(3,236)	(33,809)	(24,918)	(302,111)
Net increase	20,278	$210,704	36,470	$425,264
Class R1 shares
Sold	63,198	$664,639	98,818	$1,153,747
Distributions reinvested	35,527	332,180	24,673	282,996
Repurchased	(122,153)	(1,319,219)	(119,777)	(1,414,873)
Net increase (decrease)	(23,428)	$(322,400)	3,714	$21,870
Class R2 shares
Sold	171,264	$1,788,362	41,563	$488,079
Distributions reinvested	13,601	126,894	9,324	106,762
Repurchased	(124,200)	(1,298,886)	(126,525)	(1,509,745)
Net increase (decrease)	60,665	$616,370	(75,638)	$(914,904)
Class R3 shares
Sold	110,438	$1,169,400	64,731	$771,310
Distributions reinvested	20,726	193,993	15,540	178,396
Repurchased	(146,130)	(1,484,230)	(185,202)	(2,222,908)
86	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Multimanager 2030 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Net decrease	(14,966)	$(120,837)	(104,931)	$(1,273,202)
Class R4 shares
Sold	11,161	$121,791	10,242	$122,318
Distributions reinvested	5,709	53,322	5,277	60,522
Repurchased	(17,315)	(179,011)	(41,559)	(496,949)
Net decrease	(445)	$(3,898)	(26,040)	$(314,109)
Class R5 shares
Sold	62,776	$712,391	55,549	$651,158
Distributions reinvested	12,459	116,364	11,415	130,928
Repurchased	(146,548)	(1,670,158)	(16,096)	(189,227)
Net increase (decrease)	(71,313)	$(841,403)	50,868	$592,859
Class R6 shares
Sold	2,901,649	$31,424,175	1,521,620	$17,878,900
Distributions reinvested	455,313	4,252,626	94,351	1,082,205
Repurchased	(1,504,028)	(15,922,070)	(446,410)	(5,294,173)
Net increase	1,852,934	$19,754,731	1,169,561	$13,666,932
Class 1 shares
Sold	4,598,729	$48,779,073	4,011,966	$47,212,891
Distributions reinvested	11,092,936	103,718,952	8,382,420	96,230,187
Repurchased	(15,757,140)	(168,707,951)	(13,465,421)	(159,779,941)
Net decrease	(65,475)	$(16,209,926)	(1,071,035)	$(16,336,863)
Total net increase	3,241,194	$16,399,104	2,146,175	$21,396,965

Multimanager 2025 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,020,587	$31,383,368	3,736,590	$43,107,041
Distributions reinvested	1,751,415	16,235,616	1,227,441	13,735,069
Repurchased	(2,875,295)	(30,020,545)	(3,079,349)	(35,254,853)
Net increase	1,896,707	$17,598,439	1,884,682	$21,587,257
Class I shares
Sold	159,718	$1,656,930	35,171	$405,617
Distributions reinvested	1,095	10,098	867	9,663
Repurchased	(23,570)	(246,495)	(43,234)	(498,471)
Net increase (decrease)	137,243	$1,420,533	(7,196)	$(83,191)
Class R1 shares
Sold	68,484	$693,707	91,196	$1,032,197
Distributions reinvested	26,093	240,576	15,214	169,333
Repurchased	(96,580)	(1,013,284)	(71,976)	(822,396)
Net increase (decrease)	(2,003)	$(79,001)	34,434	$379,134
Class R2 shares
Sold	224,473	$2,271,098	73,232	$824,720
Distributions reinvested	25,850	238,077	17,238	191,685
Repurchased	(77,315)	(781,153)	(75,745)	(858,279)
Net increase	173,008	$1,728,022	14,725	$158,126
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	87

Multimanager 2025 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R3 shares
Sold	73,907	$792,768	47,074	$540,558
Distributions reinvested	27,358	252,246	21,419	238,605
Repurchased	(89,128)	(934,363)	(139,704)	(1,622,368)
Net increase (decrease)	12,137	$110,651	(71,211)	$(843,205)
Class R4 shares
Sold	7,222	$75,481	11,799	$134,996
Distributions reinvested	7,944	73,321	5,329	59,414
Repurchased	(10,837)	(109,819)	(18,444)	(219,162)
Net increase (decrease)	4,329	$38,983	(1,316)	$(24,752)
Class R5 shares
Sold	22,093	$225,556	78,676	$881,898
Distributions reinvested	14,495	133,499	9,814	109,234
Repurchased	(50,584)	(544,354)	(47,350)	(534,723)
Net increase (decrease)	(13,996)	$(185,299)	41,140	$456,409
Class R6 shares
Sold	2,848,133	$30,290,558	1,573,921	$18,007,641
Distributions reinvested	458,890	4,221,787	124,822	1,388,025
Repurchased	(1,574,933)	(16,238,672)	(487,438)	(5,531,713)
Net increase	1,732,090	$18,273,673	1,211,305	$13,863,953
Class 1 shares
Sold	4,431,492	$46,056,467	4,039,771	$45,918,570
Distributions reinvested	11,500,393	105,918,621	8,970,680	99,843,666
Repurchased	(20,792,748)	(217,022,996)	(15,039,244)	(172,740,138)
Net decrease	(4,860,863)	$(65,047,908)	(2,028,793)	$(26,977,902)
Total net increase (decrease)	(921,348)	$(26,141,907)	1,077,770	$8,515,829

Multimanager 2020 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,239,366	$31,712,655	5,382,608	$57,752,370
Distributions reinvested	1,698,458	14,997,382	1,181,456	12,357,784
Repurchased	(3,747,115)	(36,990,388)	(3,613,456)	(38,713,643)
Net increase	1,190,709	$9,719,649	2,950,608	$31,396,511
Class I shares
Sold	18,706	$183,390	88,852	$965,686
Distributions reinvested	2,197	19,402	3,273	34,206
Repurchased	(63,793)	(644,543)	(40,180)	(429,887)
Net increase (decrease)	(42,890)	$(441,751)	51,945	$570,005
Class R1 shares
Sold	32,723	$318,972	103,973	$1,097,377
Distributions reinvested	43,687	384,887	26,229	273,832
Repurchased	(17,347)	(171,952)	(100,011)	(1,073,947)
Net increase	59,063	$531,907	30,191	$297,262
Class R2 shares
Sold	27,199	$262,639	42,825	$469,044
Distributions reinvested	11,698	102,945	8,815	91,939
Repurchased	(63,083)	(615,969)	(79,226)	(859,672)
88	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Multimanager 2020 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Net decrease	(24,186)	$(250,385)	(27,586)	$(298,689)
Class R3 shares
Sold	73,519	$727,321	30,457	$323,877
Distributions reinvested	19,573	172,438	13,737	143,413
Repurchased	(40,894)	(392,550)	(104,121)	(1,130,603)
Net increase (decrease)	52,198	$507,209	(59,927)	$(663,313)
Class R4 shares
Sold	4,729	$46,653	4,673	$50,512
Distributions reinvested	2,202	19,353	4,059	42,252
Repurchased	(2,559)	(26,430)	(35,918)	(377,547)
Net increase (decrease)	4,372	$39,576	(27,186)	$(284,783)
Class R5 shares
Sold	51,409	$504,361	82,445	$879,821
Distributions reinvested	44,704	393,841	39,310	410,393
Repurchased	(219,148)	(2,220,061)	(45,386)	(491,890)
Net increase (decrease)	(123,035)	$(1,321,859)	76,369	$798,324
Class R6 shares
Sold	1,992,456	$19,867,978	1,241,995	$13,221,798
Distributions reinvested	319,043	2,804,387	108,195	1,127,396
Repurchased	(1,032,715)	(10,034,107)	(695,515)	(7,411,791)
Net increase	1,278,784	$12,638,258	654,675	$6,937,403
Class 1 shares
Sold	2,198,505	$21,530,403	2,360,441	$25,454,442
Distributions reinvested	7,219,509	63,603,874	6,425,358	67,080,737
Repurchased	(18,529,482)	(182,302,125)	(15,069,090)	(161,217,365)
Net decrease	(9,111,468)	$(97,167,848)	(6,283,291)	$(68,682,186)
Total net decrease	(6,716,453)	$(75,745,244)	(2,634,202)	$(29,929,466)

Multimanager 2015 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,149,368	$10,281,930	2,525,702	$24,974,646
Distributions reinvested	1,028,968	8,427,245	790,876	7,616,132
Repurchased	(2,267,312)	(20,617,008)	(2,099,992)	(20,641,158)
Net increase (decrease)	(88,976)	$(1,907,833)	1,216,586	$11,949,620
Class I shares
Sold	10,675	$98,001	62,840	$612,885
Distributions reinvested	6,876	56,243	3,308	31,821
Repurchased	(6,587)	(58,137)	(40,002)	(387,944)
Net increase	10,964	$96,107	26,146	$256,762
Class R1 shares
Sold	15,986	$143,068	12,872	$126,848
Distributions reinvested	15,288	124,902	12,201	117,255
Repurchased	(22,516)	(202,834)	(56,888)	(565,151)
Net increase (decrease)	8,758	$65,136	(31,815)	$(321,048)
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	89

Multimanager 2015 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	1,588	$14,126	4,407	$43,200
Distributions reinvested	398	3,248	557	5,338
Repurchased	(3,166)	(27,972)	(58,022)	(595,157)
Net decrease	(1,180)	$(10,598)	(53,058)	$(546,619)
Class R3 shares
Sold	42,099	$364,805	35,676	$348,546
Distributions reinvested	28,384	231,894	19,603	188,383
Repurchased	(101,661)	(876,915)	(101,599)	(1,030,129)
Net decrease	(31,178)	$(280,216)	(46,320)	$(493,200)
Class R4 shares
Sold	463	$4,112	880	$8,732
Distributions reinvested	775	6,316	862	8,270
Repurchased	(6,765)	(60,976)	(4,429)	(42,763)
Net decrease	(5,527)	$(50,548)	(2,687)	$(25,761)
Class R5 shares
Sold	5,834	$53,868	25,204	$247,090
Distributions reinvested	5,833	47,658	11,967	114,998
Repurchased	(99,987)	(946,478)	(40,945)	(398,000)
Net decrease	(88,320)	$(844,952)	(3,774)	$(35,912)
Class R6 shares
Sold	918,078	$8,516,733	596,423	$5,892,295
Distributions reinvested	148,171	1,210,562	44,649	429,523
Repurchased	(502,253)	(4,530,693)	(222,292)	(2,159,639)
Net increase	563,996	$5,196,602	418,780	$4,162,179
Class 1 shares
Sold	1,124,719	$10,097,774	1,219,580	$12,024,590
Distributions reinvested	2,672,094	21,831,006	2,577,543	24,770,190
Repurchased	(8,670,582)	(78,315,429)	(9,822,980)	(97,235,238)
Net decrease	(4,873,769)	$(46,386,649)	(6,025,857)	$(60,440,458)
Total net decrease	(4,505,232)	$(44,122,951)	(4,501,999)	$(45,494,437)

Multimanager 2010 Lifetime Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	388,312	$3,389,443	648,959	$6,091,182
Distributions reinvested	441,213	3,525,290	337,267	3,092,734
Repurchased	(707,024)	(6,174,815)	(989,274)	(9,194,528)
Net increase (decrease)	122,501	$739,918	(3,048)	$(10,612)
Class I shares
Sold	8,790	$76,207	9,504	$87,388
Distributions reinvested	1,597	12,726	793	7,259
Repurchased	(12,440)	(107,429)	(14,341)	(135,288)
Net decrease	(2,053)	$(18,496)	(4,044)	$(40,641)
Class R1 shares
Sold	3,680	$30,724	3,050	$28,190
Distributions reinvested	2,771	22,055	2,329	21,284
Repurchased	(29,832)	(254,160)	(16,828)	(159,550)
90	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Multimanager 2010 Lifetime Portfolio , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Net decrease	(23,381)	$(201,381)	(11,449)	$(110,076)
Class R2 shares
Sold	7,350	$63,687	22,803	$208,237
Distributions reinvested	4,562	36,407	2,833	25,950
Repurchased	(5,370)	(45,651)	(31,401)	(293,789)
Net increase (decrease)	6,542	$54,443	(5,765)	$(59,602)
Class R3 shares
Sold	1,776	$15,512	2,405	$22,354
Distributions reinvested	1,313	10,462	1,014	9,282
Repurchased	(5,886)	(50,542)	(13,669)	(130,420)
Net decrease	(2,797)	$(24,568)	(10,250)	$(98,784)
Class R4 shares
Sold	1,651	$14,483	2,148	$20,085
Distributions reinvested	789	6,296	1,846	16,907
Repurchased	(246)	(2,154)	(22,054)	(201,004)
Net increase (decrease)	2,194	$18,625	(18,060)	$(164,012)
Class R5 shares
Sold	2	$20	1,447	$13,261
Distributions reinvested	445	3,539	2,382	21,820
Repurchased	(1,269)	(10,394)	(37,319)	(342,939)
Net decrease	(822)	$(6,835)	(33,490)	$(307,858)
Class R6 shares
Sold	898,042	$7,891,490	275,796	$2,603,992
Distributions reinvested	108,893	868,970	26,965	246,995
Repurchased	(470,705)	(3,976,595)	(111,301)	(1,027,547)
Net increase	536,230	$4,783,865	191,460	$1,823,440
Class 1 shares
Sold	1,927,334	$16,950,798	1,867,132	$17,421,534
Distributions reinvested	1,490,950	11,897,784	1,346,532	12,334,234
Repurchased	(5,718,708)	(50,366,111)	(6,030,173)	(56,504,182)
Net decrease	(2,300,424)	$(21,517,529)	(2,816,509)	$(26,748,414)
Total net decrease	(1,662,010)	$(16,171,958)	(2,711,155)	$(25,716,559)
Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager 2060 Lifetime Portfolio	I	100%
Multimanager 2060 Lifetime Portfolio	R1	100%
Multimanager 2060 Lifetime Portfolio	R2	49%
Multimanager 2060 Lifetime Portfolio	R3	30%
Multimanager 2060 Lifetime Portfolio	R4	85%
Multimanager 2060 Lifetime Portfolio	1	100%
Multimanager 2055 Lifetime Portfolio	I	78%
Multimanager 2055 Lifetime Portfolio	A	1%
Multimanager 2055 Lifetime Portfolio	R1	100%
Multimanager 2055 Lifetime Portfolio	R4	100%
Multimanager 2055 Lifetime Portfolio	1	100%
Multimanager 2050 Lifetime Portfolio	I	78%
Multimanager 2050 Lifetime Portfolio	1	100%
Multimanager 2045 Lifetime Portfolio	I	21%
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	91

Portfolio	Class	% by Class
Multimanager 2045 Lifetime Portfolio	R6	3%
Multimanager 2045 Lifetime Portfolio	1	100%
Multimanager 2040 Lifetime Portfolio	I	13%
Multimanager 2040 Lifetime Portfolio	1	100%
Multimanager 2035 Lifetime Portfolio	R6	1%
Multimanager 2035 Lifetime Portfolio	1	100%
Multimanager 2030 Lifetime Portfolio	R6	1%
Multimanager 2030 Lifetime Portfolio	1	100%
Multimanager 2025 Lifetime Portfolio	1	100%
Multimanager 2020 Lifetime Portfolio	R6	20%
Multimanager 2020 Lifetime Portfolio	1	100%
Multimanager 2015 Lifetime Portfolio	1	100%
Multimanager 2010 Lifetime Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2019:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2060 Lifetime Portfolio	$79,812	$53,334,349	$-	$18,314,307
Multimanager 2055 Lifetime Portfolio	200,034	95,589,135	-	55,478,594
Multimanager 2050 Lifetime Portfolio	392,996	163,233,576	-	123,075,227
Multimanager 2045 Lifetime Portfolio	720,325	273,765,050	-	247,438,443
Multimanager 2040 Lifetime Portfolio	1,329,520	308,204,088	-	273,691,429
Multimanager 2035 Lifetime Portfolio	2,201,386	358,682,993	-	349,648,378
Multimanager 2030 Lifetime Portfolio	4,103,731	475,519,542	-	487,633,095
Multimanager 2025 Lifetime Portfolio	5,087,737	475,556,596	-	539,222,118
Multimanager 2020 Lifetime Portfolio	3,440,991	334,185,062	-	437,246,954
Multimanager 2015 Lifetime Portfolio	1,399,229	127,982,938	-	185,504,009
Multimanager 2010 Lifetime Portfolio	1,005,222	91,529,634	-	115,136,219
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At August 31, 2019, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager 2020 Lifetime Portfolio	JHF Short Duration Bond Fund	7.1%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	41,758	303	—	42,061	$2,826	—	—	$(883)	$385,703
Asia Pacific Total Return Bond	9,217	7,988	(7,580)	9,625	2,272	—	$(551)	4,084	94,900
Blue Chip Growth	24,020	66,814	(6,314)	84,520	—	$133,163	(8,277)	17,515	3,483,901
Bond	31,558	52,234	(44,489)	39,303	23,674	—	(10,607)	53,377	644,172
Capital Appreciation	52,954	93,816	(12,144)	134,626	2,004	204,021	(33,321)	(119,840)	2,114,972
Capital Appreciation Value	198,195	162,874	(35,622)	325,447	71,440	247,195	(37,897)	35,044	3,823,998
Core Bond	13,244	64,559	(25,968)	51,835	9,259	—	436	40,779	698,217
Disciplined Value	53,298	64,653	(9,491)	108,460	19,163	99,698	(20,289)	(131,767)	2,158,360
Disciplined Value International	11,654	175,922	(13,999)	173,577	19,953	33,048	(22,856)	(136,730)	1,992,667
92	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Diversified Real Assets	174,974	151,206	(30,341)	295,839	$38,581	$16,340	$(27,382)	$(112,086)	$2,860,760
Emerging Markets	147,004	43,605	(190,609)	—	30,115	—	(72,941)	11,205	—
Emerging Markets Debt	27,075	20,089	(4,863)	42,301	18,095	—	(3,658)	24,945	394,671
Emerging Markets Equity	145,307	320,782	—	466,089	14,976	111,482	—	(178,162)	4,791,393
Equity Income	74,632	108,529	(11,486)	171,675	47,992	157,190	(32,656)	(137,617)	3,143,377
Financial Industries	44,391	27,105	(19,571)	51,925	10,083	53,180	(40,519)	(72,779)	947,111
Floating Rate Income	20,824	22,575	(14,436)	28,963	10,060	—	(3,284)	(527)	240,106
Fundamental Global Franchise	42,280	35,075	(3,154)	74,201	3,880	69,244	(7,313)	(12,443)	888,932
Fundamental Large Cap Core	17,748	22,760	(3,286)	37,222	6,721	112,554	(27,406)	(98,427)	1,738,662
Global Bond	3,439	817	(4,256)	—	499	—	13	(414)	—
Global Equity	83,494	66,125	(11,812)	137,807	23,527	49,005	(16,810)	5,530	1,582,023
Global Shareholder Yield	53,314	6,859	(1,731)	58,442	21,022	14,885	(488)	(22,522)	637,021
Global Short Duration Credit	8,149	4,244	(12,393)	—	2,197	—	(1,915)	1,572	—
Health Sciences	129,397	128,560	(31,332)	226,625	—	42,807	(12,996)	(54,648)	1,026,611
High Yield (MIM US)	19,833	41,783	(13,089)	48,527	6,130	—	(2,222)	2,293	165,475
High Yield (WAMCO)	4,257	743	(5,000)	—	1,053	—	(937)	(53)	—
International Dynamic Growth	—	60,852	(1,784)	59,068	—	—	(424)	8,828	601,906
International Growth	34,987	39,121	(4,988)	69,120	12,913	21,912	(8,017)	50,589	1,920,839
International Growth Stock	64,535	1,876	(58,201)	8,210	9,972	11,485	(24,175)	9,467	111,742
International Small Cap	47,405	18,487	(54,332)	11,560	17,065	142,148	(192,776)	(19,932)	193,401
International Small Company	82,154	181,330	(26,847)	236,637	21,347	108,755	(72,283)	(154,751)	2,385,303
International Value	47,733	7,492	(55,225)	—	17,525	—	(54,887)	8,111	—
International Value Equity	118,951	7,211	(126,162)	—	4,230	—	(60,951)	7,227	—
Mid Cap Stock	73,737	89,988	(11,303)	152,422	—	338,948	(43,143)	(80,359)	3,440,172
Mid Value	127,923	154,114	(21,203)	260,834	21,841	160,526	(49,175)	(356,687)	3,722,105
Multi-Asset Absolute Return	37,870	4	(37,874)	—	—	—	(10,854)	7,371	—
Real Return Bond	23,875	12,896	(34,816)	1,955	5,774	—	(7,427)	4,252	22,184
Science & Technology	93,557	218,484	(29,663)	282,378	—	207,967	(113,429)	(45,902)	1,092,803
Short Duration Credit Opportunities	14,511	17,739	(11,732)	20,518	6,551	—	(3,581)	5,822	195,539
Short Term Government Income	31,584	4,939	(36,523)	—	4,118	—	(2,248)	2,844	—
Small Cap Growth	22,798	90,448	(4,740)	108,506	—	15,511	(23,814)	(25,275)	1,813,138
Small Cap Stock	36,094	24,203	(60,297)	—	—	98,197	(15,886)	(92,395)	—
Small Cap Value	29,420	72,923	(7,850)	94,493	6,089	27,476	(19,110)	(102,547)	1,849,228
Small Company Value	14,501	6,329	(20,830)	—	3,306	47,361	(64,955)	(31,224)	—
Spectrum Income	17,825	2,724	(19,596)	953	3,263	1,368	(5,636)	4,999	10,310
Strategic Equity Allocation	1,455,572	1,465,842	(220,318)	2,701,096	395,371	2,693,757	(755,792)	(2,438,645)	30,090,221
Strategic Income Opportunities	32,334	46,207	(25,898)	52,643	13,887	—	(15,015)	30,527	561,178
Total Return	27,877	7,055	(34,932)	—	9,822	—	(7,465)	2,577	—
U.S. High Yield Bond	4,437	4,244	(3,510)	5,171	2,670	—	(1,147)	1,082	57,814
U.S. Quality Growth	48,620	13,904	(62,524)	—	—	195,015	(72,737)	(124,503)	—
Value Equity	54,380	15,163	(59,521)	10,022	11,376	43,128	(33,667)	(34,920)	114,850
					$952,642	$5,457,366	$(2,042,470)	$(4,245,998)	$81,995,765
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	158,716	1,151	(3,715)	156,152	$10,742	—	$(2,933)	$(163)	$1,431,912
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	93

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Asia Pacific Total Return Bond	31,281	14,504	(22,485)	23,300	$7,056	—	$910	$8,286	$229,739
Blue Chip Growth	81,752	151,571	(27,134)	206,189	—	$401,864	86,660	(174,557)	8,499,105
Bond	107,468	129,036	(141,358)	95,146	67,963	—	(41,790)	151,747	1,559,445
Capital Appreciation	181,207	191,888	(45,439)	327,656	6,047	615,700	(51,093)	(484,491)	5,147,478
Capital Appreciation Value	671,879	217,410	(96,711)	792,578	216,445	748,944	(88,237)	(54,684)	9,312,788
Core Bond	45,128	157,006	(76,649)	125,485	26,114	—	(3,331)	108,720	1,690,279
Disciplined Value	179,694	106,911	(21,443)	265,162	57,478	299,038	(28,021)	(459,829)	5,276,730
Disciplined Value International	39,292	400,018	(17,918)	421,392	59,975	99,340	(28,801)	(433,966)	4,837,575
Diversified Real Assets	589,926	216,581	(82,361)	724,146	116,109	49,173	(67,427)	(380,204)	7,002,489
Emerging Markets	497,356	49,990	(547,346)	—	90,614	—	267,013	(455,620)	—
Emerging Markets Debt	91,663	47,935	(19,890)	119,708	53,575	—	(14,779)	76,484	1,116,872
Emerging Markets Equity	493,495	641,885	—	1,135,380	45,700	340,203	—	(537,067)	11,671,703
Equity Income	251,623	208,347	(40,787)	419,183	137,757	474,374	(88,414)	(472,891)	7,675,249
Financial Industries	149,792	24,395	(36,541)	137,646	31,360	165,407	(61,079)	(321,408)	2,510,655
Floating Rate Income	70,915	43,270	(42,138)	72,047	28,307	—	(10,235)	(2,120)	597,267
Fundamental Global Franchise	142,546	49,676	(11,650)	180,572	11,614	207,250	(28,260)	(72,700)	2,163,250
Fundamental Large Cap Core	60,089	39,931	(9,092)	90,928	20,164	337,699	(61,049)	(369,259)	4,247,228
Global Bond	11,680	1,510	(13,190)	—	1,551	—	2,767	(4,353)	—
Global Equity	281,499	81,352	(26,620)	336,231	71,000	147,883	(34,700)	(43,028)	3,859,927
Global Shareholder Yield	179,748	11,802	(9,776)	181,774	66,293	46,296	(5,196)	(70,067)	1,981,338
Global Short Duration Credit	27,721	9,451	(37,172)	—	6,779	—	(2,723)	964	—
Health Sciences	442,787	227,095	(119,193)	550,689	—	129,185	(43,337)	(179,366)	2,494,622
High Yield (MIM US)	67,547	95,031	(45,103)	117,475	17,053	—	(6,378)	5,082	400,591
High Yield (WAMCO)	14,493	1,127	(15,620)	—	3,389	—	(1,449)	(2,345)	—
International Dynamic Growth	—	153,750	(10,898)	142,852	—	—	(2,522)	22,840	1,455,663
International Growth	117,960	67,069	(16,381)	168,648	38,885	65,986	(12,192)	61,738	4,686,737
International Growth Stock	244,548	7,520	(229,960)	22,108	39,982	46,050	84,763	(157,224)	300,886
International Small Cap	159,827	44,689	(171,691)	32,825	52,907	440,706	(248,739)	(427,069)	549,162
International Small Company	276,982	326,035	(31,787)	571,230	50,253	256,014	(69,912)	(644,854)	5,757,996
International Value	160,931	11,840	(172,771)	—	54,504	—	20,995	(173,287)	—
International Value Equity	401,044	8,967	(410,011)	—	13,668	—	11,246	(185,508)	—
Mid Cap Stock	256,088	155,186	(40,593)	370,681	—	1,022,889	(75,860)	(473,375)	8,366,278
Mid Value	431,383	271,445	(65,465)	637,363	65,913	484,442	(135,130)	(1,091,300)	9,095,165
Multi-Asset Absolute Return	143,891	—	(143,891)	—	—	—	(14,491)	991	—
Real Return Bond	81,211	30,231	(106,244)	5,198	18,683	—	(28,086)	13,719	59,001
Science & Technology	321,789	481,531	(114,125)	689,195	—	627,609	(452,031)	(78,617)	2,667,185
Short Duration Credit Opportunities	49,311	35,423	(35,062)	49,672	18,661	—	(11,076)	16,845	473,369
Short Term Government Income	107,650	22,827	(130,477)	—	12,872	—	(11,828)	12,819	—
Small Cap Growth	79,178	199,257	(15,016)	263,419	—	46,810	(64,093)	(107,168)	4,401,735
Small Cap Stock	125,354	54,077	(179,431)	—	—	296,082	117,378	(471,391)	—
Small Cap Value	101,775	157,332	(28,166)	230,941	18,374	82,919	(60,171)	(320,023)	4,519,512
Small Company Value	50,483	12,215	(62,698)	—	9,929	142,251	(169,998)	(132,510)	—
Spectrum Income	60,524	3,866	(61,916)	2,474	10,005	4,247	(8,748)	4,344	26,764
94	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	4,907,468	2,200,098	(528,671)	6,578,895	$1,189,792	$8,106,372	$(1,605,184)	$(8,645,258)	$73,288,942
Strategic Income Opportunities	109,686	94,493	(76,737)	127,442	39,826	—	(39,656)	75,889	1,358,527
Total Return	94,983	13,638	(108,621)	—	31,509	—	(27,176)	8,411	—
U.S. High Yield Bond	15,105	7,468	(10,054)	12,519	7,914	—	(2,971)	1,743	139,958
U.S. Quality Growth	165,619	41,795	(207,414)	—	—	649,773	23,108	(681,581)	—
Value Equity	183,342	38,565	(196,585)	25,322	35,336	133,939	100,820	(320,878)	290,185
					$2,862,098	$16,468,445	$(2,993,436)	$(17,857,539)	$201,143,307
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	365,239	2,509	(35,857)	331,891	$23,410	—	$(20,205)	$16,181	$3,043,440
Asia Pacific Total Return Bond	68,377	25,439	(49,306)	44,510	14,869	—	3,367	14,993	438,871
Blue Chip Growth	177,687	277,159	(54,101)	400,745	—	$849,604	274,974	(504,555)	16,518,709
Bond	234,916	247,509	(300,583)	181,842	140,061	—	(89,250)	305,393	2,980,398
Capital Appreciation	391,596	337,493	(92,307)	636,782	12,785	1,301,810	(7,238)	(1,143,679)	10,003,839
Capital Appreciation Value	1,462,680	344,816	(263,481)	1,544,015	457,737	1,583,863	(101,477)	(262,515)	18,142,181
Core Bond	98,647	313,845	(176,500)	235,992	53,032	—	(7,670)	211,345	3,178,811
Disciplined Value	390,561	171,238	(46,402)	515,397	121,462	631,928	(34,273)	(1,003,087)	10,256,393
Disciplined Value International	85,182	783,141	(46,505)	821,818	126,821	210,061	(33,035)	(921,940)	9,434,465
Diversified Real Assets	1,279,470	313,814	(185,811)	1,407,473	245,829	104,111	(151,061)	(785,803)	13,610,264
Emerging Markets	1,085,214	95,735	(1,180,949)	—	191,591	—	630,144	(1,054,644)	—
Emerging Markets Debt	200,201	93,693	(45,159)	248,735	113,135	—	(33,268)	163,334	2,320,701
Emerging Markets Equity	1,078,137	1,131,253	(5,758)	2,203,632	98,114	730,384	(13,592)	(1,126,986)	22,653,339
Equity Income	547,106	344,260	(78,387)	812,979	285,142	1,002,813	(158,960)	(1,043,778)	14,885,654
Financial Industries	326,351	47,318	(63,206)	310,463	66,832	352,498	(90,326)	(728,555)	5,662,843
Floating Rate Income	155,014	87,635	(103,576)	139,073	57,647	—	(21,822)	(4,129)	1,152,916
Fundamental Global Franchise	308,646	74,497	(30,816)	352,327	24,542	437,954	(56,509)	(174,906)	4,220,882
Fundamental Large Cap Core	130,915	69,445	(23,311)	177,049	42,636	714,059	(109,491)	(812,422)	8,269,950
Global Bond	25,531	2,994	(28,525)	—	3,274	—	10,332	(13,807)	—
Global Equity	611,695	104,051	(61,000)	654,746	150,034	312,502	(50,138)	(126,895)	7,516,486
Global Shareholder Yield	389,169	23,285	(21,791)	390,663	142,356	99,498	(1,614)	(159,023)	4,258,224
Global Short Duration Credit	60,596	15,063	(75,659)	—	14,392	—	(8,342)	4,325	—
Health Sciences	948,754	385,661	(262,991)	1,071,424	—	273,093	(108,028)	(362,389)	4,853,549
High Yield (MIM US)	147,653	199,712	(108,165)	239,200	35,882	—	(10,621)	7,899	815,674
High Yield (WAMCO)	31,681	2,134	(33,815)	—	7,220	—	816	(8,952)	—
International Dynamic Growth	—	309,776	(31,766)	278,010	—	—	(8,010)	45,523	2,832,920
International Growth	256,048	113,112	(40,730)	328,430	82,455	139,923	26,892	41,628	9,127,074
International Growth Stock	561,109	17,531	(534,762)	43,878	93,202	107,347	372,622	(554,885)	597,173
International Small Cap	347,668	86,268	(367,392)	66,544	113,171	942,691	(95,915)	(1,344,678)	1,113,285
International Small Company	601,991	596,620	(89,163)	1,109,448	103,160	525,546	(184,454)	(1,326,140)	11,183,238
International Value	348,246	17,994	(366,240)	—	115,764	—	100,164	(423,571)	—
International Value Equity	867,416	14,851	(882,267)	—	29,183	—	188,217	(560,606)	—
Mid Cap Stock	564,527	235,815	(81,012)	719,330	—	2,174,520	(116,187)	(1,165,227)	16,235,282
Mid Value	957,154	409,476	(131,476)	1,235,154	139,352	1,024,193	(264,445)	(2,344,648)	17,625,643
Multi-Asset Absolute Return	333,963	—	(333,963)	—	—	—	(44,691)	14,150	—
Real Return Bond	177,521	50,769	(218,179)	10,111	39,812	—	(54,811)	22,285	114,763
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	95

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Science & Technology	691,863	891,903	(244,081)	1,339,685	—	$1,326,747	$(736,862)	$(402,636)	$5,184,580
Short Duration Credit Opportunities	107,790	67,619	(80,861)	94,548	$38,194	—	(15,153)	26,464	901,047
Short Term Government Income	235,314	45,303	(280,617)	—	27,867	—	(27,895)	29,928	—
Small Cap Growth	173,530	377,735	(39,009)	512,256	—	98,956	(135,050)	(235,481)	8,559,792
Small Cap Stock	274,730	100,253	(374,983)	—	—	621,076	316,099	(1,074,814)	—
Small Cap Value	226,330	286,824	(65,752)	447,402	38,842	175,289	(138,244)	(676,098)	8,755,656
Small Company Value	112,313	23,644	(135,957)	—	20,908	299,547	(296,129)	(356,645)	—
Spectrum Income	132,301	7,336	(134,790)	4,847	21,461	8,978	(8,431)	(1,202)	52,445
Strategic Equity Allocation	10,673,571	3,405,779	(1,247,507)	12,831,843	2,514,889	17,134,596	(2,520,711)	(19,216,776)	142,946,617
Strategic Income Opportunities	239,764	185,303	(181,358)	243,709	81,644	—	(84,529)	151,885	2,597,935
Total Return	207,625	26,963	(234,588)	—	67,042	—	(55,397)	14,618	—
U.S. High Yield Bond	33,019	13,682	(22,817)	23,884	16,447	—	(3,474)	390	267,027
U.S. Quality Growth	359,551	85,586	(445,137)	—	—	1,390,635	868,152	(2,278,088)	—
Value Equity	399,090	78,803	(427,402)	50,491	75,176	284,946	381,676	(849,731)	578,628
					$6,047,372	$34,859,168	$(2,723,853)	$(41,978,950)	$392,890,694
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	725,939	4,756	(100,288)	630,407	$44,373	—	$14,765	$(17,954)	$5,780,834
Asia Pacific Total Return Bond	133,093	49,591	(101,790)	80,894	27,456	—	4,100	29,287	797,618
Blue Chip Growth	348,224	482,029	(95,125)	735,128	—	$1,605,309	(222,583)	(312,717)	30,301,979
Bond	457,772	434,093	(562,520)	329,345	262,254	—	(188,049)	582,886	5,397,964
Capital Appreciation	767,473	577,798	(173,555)	1,171,716	24,162	2,460,185	(403,222)	(1,837,983)	18,407,654
Capital Appreciation Value	2,854,828	517,203	(539,755)	2,832,276	880,855	3,047,934	(38,123)	(818,764)	33,279,239
Core Bond	191,446	581,622	(338,570)	434,498	97,417	—	(23,430)	398,710	5,852,694
Disciplined Value	764,702	269,428	(92,312)	941,818	233,647	1,215,595	58,132	(2,100,755)	18,742,175
Disciplined Value International	166,988	1,431,285	(100,518)	1,497,755	244,050	404,233	(122,049)	(1,712,437)	17,194,225
Diversified Real Assets	2,507,197	441,454	(369,068)	2,579,583	473,333	200,461	(289,096)	(1,547,285)	24,944,563
Emerging Markets	2,112,669	152,831	(2,265,500)	—	370,386	—	6,992,543	(7,828,713)	—
Emerging Markets Debt	394,538	167,492	(95,477)	466,553	216,108	—	(54,054)	302,493	4,352,940
Emerging Markets Equity	2,100,881	1,932,134	—	4,033,015	189,227	1,408,653	—	(2,192,967)	41,459,397
Equity Income	1,066,690	585,690	(167,109)	1,485,271	537,672	1,919,116	(97,153)	(2,277,357)	27,195,317
Financial Industries	636,286	72,193	(132,543)	575,936	127,156	670,674	209,546	(1,788,008)	10,505,065
Floating Rate Income	301,635	168,685	(220,705)	249,615	106,885	—	(19,666)	(31,399)	2,069,307
Fundamental Global Franchise	606,537	110,119	(71,004)	645,652	47,321	844,472	(58,510)	(435,011)	7,734,910
Fundamental Large Cap Core	257,226	116,191	(50,052)	323,365	82,051	1,374,159	(77,050)	(1,757,501)	15,104,367
Global Bond	49,696	4,753	(54,449)	—	6,045	—	38,503	(45,311)	—
Global Equity	1,202,767	137,649	(141,093)	1,199,323	287,943	599,748	(7,741)	(388,276)	13,768,233
Global Shareholder Yield	758,762	43,120	(56,123)	745,759	272,930	189,937	53,893	(365,679)	8,128,771
Global Short Duration Credit	117,859	25,189	(143,048)	—	27,275	—	(22,758)	14,480	—
Health Sciences	1,859,423	561,541	(465,260)	1,955,704	—	516,050	(166,549)	(725,505)	8,859,341
High Yield (MIM US)	287,169	332,536	(212,966)	406,739	64,339	—	(17,448)	10,209	1,386,981
High Yield (WAMCO)	61,667	3,594	(65,261)	—	13,703	—	114,631	(130,154)	—
International Dynamic Growth	—	570,730	(61,650)	509,080	—	—	(14,093)	84,424	5,187,526
International Growth	501,634	182,284	(82,293)	601,625	159,409	270,510	63,299	(16,108)	16,719,153
International Growth Stock	1,114,576	34,938	(1,068,775)	80,739	185,746	213,937	1,715,204	(2,092,880)	1,098,852
96	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Small Cap	678,791	149,059	(704,346)	123,504	$216,393	$1,802,520	$1,587,106	$(4,382,908)	$2,066,220
International Small Company	1,180,007	958,146	(113,971)	2,024,182	198,488	1,011,192	(111,220)	(2,824,294)	20,403,753
International Value	681,569	17,037	(698,606)	—	221,501	—	2,502,779	(3,130,793)	—
International Value Equity	1,694,235	12,872	(1,707,107)	—	56,625	—	749,112	(1,473,306)	—
Mid Cap Stock	1,122,418	413,287	(214,384)	1,321,321	—	4,293,091	(127,175)	(2,790,411)	29,822,221
Mid Value	1,901,509	629,831	(268,044)	2,263,296	276,841	2,034,691	(530,519)	(4,721,929)	32,297,237
Multi-Asset Absolute Return	666,259	—	(666,259)	—	—	—	(39,888)	(23,844)	—
Real Return Bond	345,758	81,047	(408,237)	18,568	75,497	—	(89,753)	23,936	210,749
Science & Technology	1,355,954	1,569,496	(477,559)	2,447,891	—	2,507,084	(1,470,320)	(728,969)	9,473,338
Short Duration Credit Opportunities	209,809	138,662	(176,584)	171,887	71,045	—	(25,998)	45,726	1,638,081
Short Term Government Income	458,030	17,956	(475,986)	—	49,736	—	(59,685)	65,896	—
Small Cap Growth	343,094	663,706	(71,719)	935,081	—	186,992	(149,928)	(600,927)	15,625,202
Small Cap Stock	542,847	171,520	(714,367)	—	—	1,180,528	1,234,977	(2,729,507)	—
Small Cap Value	446,729	488,566	(114,963)	820,332	73,398	331,234	(196,030)	(1,379,608)	16,053,895
Small Company Value	223,119	46,438	(269,557)	—	39,741	569,372	780,770	(2,070,748)	—
Spectrum Income	257,519	10,039	(258,722)	8,836	41,120	16,577	25,146	(44,098)	95,601
Strategic Equity Allocation	21,054,186	5,416,325	(2,967,336)	23,503,175	4,826,875	32,886,734	(2,462,140)	(40,025,207)	261,825,577
Strategic Income Opportunities	467,786	368,019	(394,422)	441,383	152,492	—	(125,730)	242,103	4,705,141
Total Return	403,717	43,896	(447,613)	—	126,242	—	(84,115)	6,170	—
U.S. High Yield Bond	64,270	27,101	(48,040)	43,331	30,658	—	(11,056)	4,390	484,435
U.S. Quality Growth	704,669	163,680	(868,349)	—	—	2,708,897	3,961,124	(6,709,323)	—
Value Equity	782,833	143,738	(833,918)	92,653	143,728	545,062	1,046,629	(1,947,426)	1,061,800
					$11,582,123	$67,014,947	$13,847,128	$(102,195,352)	$720,032,355
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	792,566	5,361	(95,942)	701,985	$50,018	—	$4,280	$(11,550)	$6,437,200
Asia Pacific Total Return Bond	170,749	71,697	(110,443)	132,003	39,176	—	(1,448)	51,073	1,301,551
Blue Chip Growth	378,883	539,437	(98,663)	819,657	—	$1,771,376	(257,175)	(321,908)	33,786,276
Bond	728,205	451,640	(605,888)	573,957	403,964	—	(266,869)	872,768	9,407,161
Capital Appreciation	833,807	672,628	(214,568)	1,291,867	27,134	2,762,846	(534,458)	(1,966,617)	20,295,234
Capital Appreciation Value	3,094,794	608,185	(554,632)	3,148,347	968,560	3,351,414	(55,750)	(837,978)	36,993,075
Core Bond	305,607	808,698	(524,575)	589,730	146,942	—	(35,616)	562,089	7,943,669
Disciplined Value	827,180	303,924	(84,358)	1,046,746	257,111	1,337,672	16,504	(2,251,598)	20,830,247
Disciplined Value International	180,847	1,433,146	(173,987)	1,440,006	268,301	444,401	(229,047)	(1,790,644)	16,531,265
Diversified Real Assets	2,725,370	443,872	(347,217)	2,822,025	521,340	220,793	(279,326)	(1,699,088)	27,288,978
Emerging Markets	2,300,355	198,700	(2,499,055)	—	405,619	—	6,753,636	(7,640,990)	—
Emerging Markets Debt	503,561	306,936	(99,276)	711,221	313,535	—	(67,881)	438,556	6,635,693
Emerging Markets Equity	2,289,803	2,102,058	(23,507)	4,368,354	206,070	1,534,039	(46,323)	(2,359,705)	44,906,682
Equity Income	1,158,298	753,808	(223,276)	1,688,830	604,447	2,110,495	(191,374)	(2,381,765)	30,922,476
Financial Industries	688,957	88,057	(130,698)	646,316	140,519	741,159	113,907	(1,833,432)	11,788,795
Floating Rate Income	386,387	283,746	(266,465)	403,668	158,325	—	(32,423)	(32,655)	3,346,404
Fundamental Global Franchise	656,214	158,589	(75,191)	739,612	51,903	926,239	(64,217)	(439,517)	8,860,548
Fundamental Large Cap Core	277,100	142,542	(58,886)	360,756	90,210	1,510,806	(122,329)	(1,863,284)	16,850,916
Global Bond	63,745	3,378	(67,123)	—	8,612	—	45,571	(53,399)	—
Global Equity	1,295,796	155,766	(141,933)	1,309,629	316,587	659,411	(23,713)	(399,764)	15,034,540
Global Shareholder Yield	827,468	47,250	(55,860)	818,858	298,562	208,555	12,780	(351,129)	8,925,549
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	97

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Short Duration Credit	150,783	32,351	(183,134)	—	$36,282	—	$(31,769)	$22,725	—
Health Sciences	1,971,426	600,553	(470,011)	2,101,968	—	$556,926	(171,003)	(796,349)	$9,521,917
High Yield (MIM US)	367,972	582,375	(275,727)	674,620	98,274	—	(22,533)	19,977	2,300,453
High Yield (WAMCO)	78,936	4,960	(83,896)	—	18,919	—	120,460	(140,131)	—
International Dynamic Growth	—	635,030	(75,768)	559,262	—	—	(16,443)	93,269	5,698,880
International Growth	542,982	204,568	(87,371)	660,179	175,319	297,508	65,647	7,945	18,346,373
International Growth Stock	1,197,095	37,364	(1,145,589)	88,870	198,652	228,802	1,772,738	(2,175,636)	1,209,525
International Small Cap	736,124	165,506	(766,091)	135,539	237,237	1,976,150	1,372,237	(4,401,177)	2,267,560
International Small Company	1,275,027	1,035,982	(132,580)	2,178,429	218,237	1,111,811	(170,282)	(3,041,831)	21,958,567
International Value	740,821	25,523	(766,344)	—	243,384	—	2,610,133	(3,293,832)	—
International Value Equity	1,846,001	11,951	(1,857,952)	—	61,528	—	779,136	(1,568,237)	—
Mid Cap Stock	1,202,459	415,511	(204,054)	1,413,916	—	4,599,237	(89,654)	(2,863,124)	31,912,090
Mid Value	2,051,470	685,025	(250,758)	2,485,737	298,673	2,195,155	(460,287)	(5,189,670)	35,471,473
Multi-Asset Absolute Return	723,762	—	(723,762)	—	—	—	(65,815)	(34,184)	—
Real Return Bond	442,384	108,381	(526,689)	24,076	101,611	—	(123,995)	44,538	273,259
Science & Technology	1,432,490	1,723,620	(564,202)	2,591,908	—	2,701,314	(1,625,793)	(734,001)	10,030,685
Short Duration Credit Opportunities	268,590	217,495	(211,879)	274,206	105,054	—	(35,177)	70,797	2,613,186
Short Term Government Income	1,088,074	46,617	(1,134,691)	—	129,572	—	(141,695)	155,278	—
Small Cap Growth	368,828	711,451	(83,458)	996,821	—	205,843	(169,755)	(635,729)	16,656,882
Small Cap Stock	581,911	217,999	(799,910)	—	—	1,308,177	1,258,428	(2,873,195)	—
Small Cap Value	481,925	544,738	(130,708)	895,955	80,800	364,637	(217,768)	(1,503,561)	17,533,839
Small Company Value	240,724	49,807	(290,531)	—	44,043	631,007	731,099	(2,131,791)	—
Spectrum Income	330,245	13,434	(318,163)	25,516	55,144	23,579	3,806	(19,690)	276,079
Strategic Equity Allocation	21,994,217	5,700,877	(2,564,712)	25,130,382	5,156,706	35,133,932	(3,939,541)	(41,279,050)	279,952,732
Strategic Income Opportunities	599,086	597,074	(484,692)	711,468	225,806	—	(174,592)	396,804	7,584,251
Total Return	643,163	43,167	(686,330)	—	214,299	—	(155,402)	36,640	—
U.S. High Yield Bond	82,288	41,566	(53,281)	70,573	44,195	—	(18,086)	12,369	789,002
U.S. Quality Growth	764,864	178,226	(943,090)	—	—	2,949,633	4,217,998	(7,211,192)	—
Value Equity	844,022	150,895	(893,312)	101,605	157,484	597,227	1,094,095	(2,084,152)	1,164,393
					$13,178,154	$72,460,144	$11,134,916	$(105,426,727)	$793,647,405
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,228,505	8,097	(163,169)	1,073,433	$75,541	—	$(15,080)	$5,888	$9,843,376
Asia Pacific Total Return Bond	454,542	89,192	(164,941)	378,793	120,047	—	(4,077)	148,283	3,734,897
Blue Chip Growth	454,062	592,823	(120,838)	926,047	—	$2,099,822	(314,421)	(474,893)	38,171,656
Bond	1,480,002	741,159	(642,800)	1,578,361	925,114	—	(234,081)	1,815,420	25,869,332
Capital Appreciation	1,002,026	725,086	(281,527)	1,445,585	31,766	3,234,427	(676,108)	(2,337,619)	22,710,142
Capital Appreciation Value	3,780,417	704,896	(629,315)	3,855,998	1,157,913	4,006,611	48,428	(1,057,457)	45,307,972
Core Bond	613,114	1,624,814	(479,828)	1,758,100	349,824	—	(50,190)	1,473,091	23,681,609
Disciplined Value	973,793	256,212	(103,384)	1,126,621	295,919	1,539,579	81,042	(2,679,614)	22,419,751
Disciplined Value International	157,557	1,513,677	(227,462)	1,443,772	294,150	487,216	(303,700)	(1,859,529)	16,574,508
Diversified Real Assets	3,246,614	445,012	(421,283)	3,270,343	607,855	257,433	(318,646)	(1,992,610)	31,624,214
Emerging Markets	2,592,947	178,193	(2,771,140)	—	447,868	—	8,471,496	(9,515,338)	—
Emerging Markets Debt	1,320,379	502,447	—	1,822,826	783,113	—	—	851,590	17,006,971
Emerging Markets Equity	2,581,052	2,290,033	(17,434)	4,853,651	234,434	1,745,179	(34,031)	(2,676,582)	49,895,532
98	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Equity Income	1,353,760	803,271	(165,716)	1,991,315	$694,682	$2,427,915	$(76,382)	$(2,898,172)	$36,460,987
Financial Industries	821,887	103,773	(158,082)	767,578	167,208	881,924	151,961	(2,206,181)	14,000,619
Floating Rate Income	1,332,920	167,727	(595,663)	904,984	444,992	—	(174,548)	(38,186)	7,502,313
Fundamental Global Franchise	791,596	359,667	(96,674)	1,054,589	61,768	1,102,288	(68,860)	(377,614)	12,633,977
Fundamental Large Cap Core	324,764	153,833	(62,240)	416,357	103,351	1,730,895	(115,245)	(2,168,172)	19,448,057
Global Bond	169,693	3,754	(173,447)	—	26,432	—	112,753	(127,152)	—
Global Equity	1,587,526	137,920	(178,406)	1,547,040	378,450	788,264	2,432	(525,765)	17,760,015
Global Shareholder Yield	995,382	57,258	(74,709)	977,931	360,821	253,645	27,995	(441,604)	10,659,449
Global Short Duration Credit	400,072	59,533	(459,605)	—	102,508	—	(25,140)	11,820	—
Health Sciences	2,163,513	551,658	(465,968)	2,249,203	—	593,507	(174,516)	(863,674)	10,188,888
High Yield (MIM US)	1,008,491	1,396,483	(440,121)	1,964,853	283,746	—	(44,853)	50,433	6,700,148
High Yield (WAMCO)	216,492	11,957	(228,449)	—	59,024	—	227,335	(276,641)	—
International Dynamic Growth	—	722,199	(86,912)	635,287	—	—	(16,982)	106,202	6,473,579
International Growth	643,291	206,469	(105,919)	743,841	201,194	341,419	96,046	(87,194)	20,671,339
International Growth Stock	1,364,225	43,287	(1,318,721)	88,791	230,139	265,067	2,205,064	(2,657,414)	1,208,445
International Small Cap	857,507	193,836	(907,370)	143,973	274,634	2,287,665	1,990,415	(5,521,309)	2,408,672
International Small Company	1,489,569	983,637	(77,963)	2,395,243	247,775	1,262,288	(99,189)	(3,562,155)	24,144,053
International Value	906,488	34,627	(941,115)	—	295,457	—	3,320,663	(4,156,815)	—
International Value Equity	2,140,269	25,571	(2,165,840)	—	71,467	—	922,243	(1,836,525)	—
Mid Cap Stock	1,416,876	451,783	(264,497)	1,604,162	—	5,419,352	(191,853)	(3,596,289)	36,205,936
Mid Value	2,436,874	736,965	(363,967)	2,809,872	354,784	2,607,552	(710,718)	(5,970,514)	40,096,867
Multi-Asset Absolute Return	1,120,738	—	(1,120,738)	—	—	—	(92,911)	(60,527)	—
Real Return Bond	1,114,097	194,291	(1,247,177)	61,211	273,916	—	(186,740)	14,323	694,750
Science & Technology	1,555,327	1,843,006	(643,692)	2,754,641	—	2,882,423	(1,891,411)	(653,833)	10,660,461
Short Duration Credit Opportunities	775,637	283,093	(297,040)	761,690	299,236	—	(50,250)	160,360	7,258,904
Short Term Government Income	1,361,287	34,272	(1,395,559)	—	172,071	—	(188,074)	216,166	—
Small Cap Growth	412,733	763,507	(85,099)	1,091,141	—	224,389	(186,684)	(732,982)	18,232,961
Small Cap Stock	652,011	209,263	(861,274)	—	—	1,429,562	1,475,194	(3,290,434)	—
Small Cap Value	557,398	509,922	(115,171)	952,149	91,059	410,932	(234,320)	(1,738,543)	18,633,547
Small Company Value	278,202	52,869	(331,071)	—	49,768	713,036	964,053	(2,572,672)	—
Spectrum Income	877,112	25,975	(738,054)	165,033	157,974	72,138	7,261	10,289	1,785,655
Strategic Equity Allocation	25,707,212	6,067,206	(3,280,076)	28,494,342	5,873,091	40,014,856	(2,942,986)	(48,712,182)	317,427,724
Strategic Income Opportunities	1,589,684	963,826	(612,171)	1,941,339	618,120	—	(258,978)	907,089	20,694,677
Total Return	1,301,699	58,748	(1,360,447)	—	471,116	—	(205,442)	10,347	—
U.S. High Yield Bond	225,634	49,321	(74,337)	200,618	128,293	—	(22,729)	12,732	2,242,909
U.S. Quality Growth	920,029	214,306	(1,134,335)	—	—	3,546,771	5,150,567	(8,747,333)	—
Value Equity	995,996	191,608	(1,080,801)	106,803	184,441	699,459	1,334,819	(2,490,001)	1,223,966
					$18,001,061	$83,325,614	$16,680,622	$(123,109,492)	$972,258,858
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	1,738,651	11,348	(220,487)	1,529,512	$105,876	—	$2,415	$(16,900)	$14,025,625
Asia Pacific Total Return Bond	955,659	147,188	(458,357)	644,490	242,130	—	(166,974)	439,180	6,354,668
Blue Chip Growth	492,435	647,293	(160,846)	978,882	—	$2,356,106	(382,308)	(452,192)	40,349,510
Bond	3,085,745	1,151,730	(1,328,398)	2,909,077	1,816,375	—	(550,022)	3,493,726	47,679,766
Capital Appreciation	1,086,599	773,846	(356,743)	1,503,702	34,989	3,562,611	(717,627)	(2,517,763)	23,623,154
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	99

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation Value	4,448,579	992,413	(716,488)	4,724,504	$1,389,998	$4,809,673	$124,367	$(1,219,946)	$55,512,917
Core Bond	1,290,026	4,274,746	(1,954,979)	3,609,793	697,822	—	(129,055)	3,011,184	48,623,911
Disciplined Value	1,028,651	448,164	(138,648)	1,338,167	319,382	1,661,646	86,814	(2,777,795)	26,629,515
Disciplined Value International	208,619	1,690,680	(249,172)	1,650,127	331,295	548,741	(329,741)	(2,086,724)	18,943,463
Diversified Real Assets	3,493,655	449,905	(371,900)	3,571,660	670,234	283,851	(213,090)	(2,196,811)	34,537,951
Emerging Markets	2,461,735	207,151	(2,668,886)	—	435,473	—	9,643,264	(10,559,776)	—
Emerging Markets Debt	2,801,648	366,465	—	3,168,113	1,426,164	—	—	1,451,706	29,558,492
Emerging Markets Equity	2,434,403	2,231,240	(32,635)	4,633,008	219,619	1,634,899	(63,967)	(2,512,655)	47,627,320
Equity Income	1,433,648	1,028,857	(178,438)	2,284,067	764,164	2,638,414	(47,146)	(3,083,394)	41,821,258
Financial Industries	882,874	112,988	(157,412)	838,450	179,118	944,745	179,555	(2,367,944)	15,293,328
Floating Rate Income	2,122,380	456,859	(880,344)	1,698,895	726,775	—	(294,336)	(75,248)	14,083,843
Fundamental Global Franchise	1,019,282	626,857	(150,271)	1,495,868	80,807	1,442,040	(126,395)	(299,101)	17,920,499
Fundamental Large Cap Core	364,295	183,811	(68,945)	479,161	118,228	1,980,038	(92,748)	(2,433,572)	22,381,614
Global Bond	357,059	4,987	(362,046)	—	53,366	—	236,286	(267,667)	—
Global Equity	1,847,656	211,686	(209,532)	1,849,810	452,961	943,461	19,624	(596,220)	21,235,815
Global Shareholder Yield	1,102,684	64,004	(73,464)	1,093,224	399,280	278,572	48,584	(495,878)	11,916,146
Global Short Duration Credit	844,023	114,286	(958,309)	—	211,810	—	(195,721)	163,593	—
Health Sciences	2,135,920	631,626	(534,556)	2,232,990	—	605,520	(171,809)	(840,991)	10,115,444
High Yield (MIM US)	2,084,533	2,389,110	(857,693)	3,615,950	544,418	—	(89,567)	84,118	12,330,389
High Yield (WAMCO)	448,082	22,435	(470,517)	—	117,608	—	375,701	(475,836)	—
International Dynamic Growth	—	746,074	(88,650)	657,424	—	—	(18,166)	110,015	6,699,151
International Growth	644,698	260,560	(125,879)	779,379	208,214	353,330	157,451	7,847	21,658,945
International Growth Stock	1,526,346	47,833	(1,461,656)	112,523	254,310	292,908	2,410,286	(2,941,295)	1,531,441
International Small Cap	874,371	202,516	(913,356)	163,531	279,556	2,328,654	2,219,240	(5,738,872)	2,735,868
International Small Company	1,515,699	987,225	(105,260)	2,397,664	259,678	1,322,929	(119,452)	(3,600,270)	24,168,449
International Value	844,966	35,298	(880,264)	—	276,203	—	3,324,593	(4,096,497)	—
International Value Equity	2,290,550	26,339	(2,316,889)	—	76,175	—	1,015,733	(1,987,948)	—
Mid Cap Stock	1,373,498	599,624	(302,803)	1,670,319	—	5,344,094	(13,508)	(3,224,617)	37,699,108
Mid Value	2,308,896	938,394	(173,664)	3,073,626	337,146	2,477,915	(257,076)	(6,143,742)	43,860,641
Multi-Asset Absolute Return	1,582,943	—	(1,582,943)	—	—	—	17,068	(164,559)	—
Real Return Bond	2,456,089	380,381	(2,700,923)	135,547	590,209	—	(493,871)	110,737	1,538,461
Science & Technology	1,658,891	1,954,435	(662,812)	2,950,514	—	3,165,691	(1,924,704)	(830,804)	11,418,488
Short Duration Credit Opportunities	1,722,881	402,215	(605,757)	1,519,339	626,249	—	(140,656)	358,487	14,479,302
Short Term Government Income	1,933,458	28,141	(1,961,599)	—	200,698	—	(249,360)	308,981	—
Small Cap Growth	344,731	828,933	(108,637)	1,065,027	—	199,166	(131,959)	(597,624)	17,796,603
Small Cap Stock	546,921	222,536	(769,457)	—	—	1,261,974	1,337,436	(2,877,240)	—
Small Cap Value	463,217	596,176	(127,626)	931,767	78,352	353,588	(167,204)	(1,484,283)	18,234,686
Small Company Value	228,639	59,574	(288,213)	—	42,390	607,330	1,206,640	(2,544,724)	—
Spectrum Income	1,846,200	48,829	(1,597,380)	297,649	323,515	145,956	(52,153)	60,209	3,220,561
Strategic Equity Allocation	26,803,140	7,485,869	(5,254,099)	29,034,910	6,300,036	42,923,758	(2,332,871)	(51,733,439)	323,450,437
Strategic Income Opportunities	3,355,596	1,761,807	(1,211,243)	3,906,160	1,264,628	—	(588,742)	1,866,202	41,639,670
Total Return	2,721,393	99,804	(2,821,197)	—	959,725	—	(611,779)	206,987	—
U.S. High Yield Bond	466,589	83,023	(177,947)	371,665	253,631	—	(155,920)	129,541	4,155,214
100	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
U.S. Quality Growth	997,681	231,428	(1,229,109)	—	—	$3,830,135	$5,731,922	$(9,615,347)	—
Value Equity	1,048,849	180,330	(1,100,056)	129,123	$194,008	735,746	1,439,460	(2,668,034)	$1,479,751
					$23,862,615	$89,033,491	$18,748,512	$(123,723,195)	$1,136,331,404
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	1,915,002	12,577	(209,542)	1,718,037	$117,346	—	$(3,402)	$(15,693)	$15,754,396
Asia Pacific Total Return Bond	1,328,748	159,895	(571,697)	916,946	355,489	—	(218,574)	614,802	9,041,085
Blue Chip Growth	418,767	549,264	(177,620)	790,411	—	$2,003,445	(369,487)	(388,652)	32,580,728
Bond	4,894,159	1,693,074	(1,706,533)	4,880,700	2,921,877	—	(603,536)	5,473,475	79,994,676
Capital Appreciation	922,514	645,012	(337,069)	1,230,457	29,076	2,960,526	(576,641)	(2,124,503)	19,330,475
Capital Appreciation Value	4,525,625	930,284	(802,835)	4,653,074	1,411,399	4,883,723	382,816	(1,534,810)	54,673,616
Core Bond	2,022,622	4,588,715	(1,506,705)	5,104,632	1,094,094	—	(183,020)	4,413,057	68,759,395
Disciplined Value	912,763	393,370	(169,828)	1,136,305	281,524	1,464,683	91,587	(2,462,540)	22,612,462
Disciplined Value International	193,576	1,321,656	(199,319)	1,315,913	269,090	445,709	(243,255)	(1,707,258)	15,106,686
Diversified Real Assets	3,206,346	486,735	(535,466)	3,157,615	608,631	257,761	(326,826)	(1,858,642)	30,534,142
Emerging Markets	1,925,761	153,473	(2,079,234)	—	335,603	—	8,434,004	(9,163,465)	—
Emerging Markets Debt	3,513,061	953,493	—	4,466,554	1,945,169	—	—	2,053,389	41,672,951
Emerging Markets Equity	1,916,927	1,439,834	(28,210)	3,328,551	172,290	1,282,572	(54,118)	(1,924,910)	34,217,509
Equity Income	1,269,737	855,858	(218,172)	1,907,423	646,641	2,324,369	(5,759)	(2,819,627)	34,924,911
Financial Industries	806,235	120,303	(177,085)	749,453	165,316	871,949	221,941	(2,232,837)	13,670,019
Floating Rate Income	3,996,459	340,273	(1,533,683)	2,803,049	1,369,169	—	(985,528)	368,798	23,237,280
Fundamental Global Franchise	1,053,103	880,635	(174,498)	1,759,240	83,174	1,484,285	(73,431)	(149,161)	21,075,693
Fundamental Large Cap Core	307,069	124,038	(73,877)	357,230	98,936	1,656,940	(97,517)	(2,109,549)	16,686,194
Global Bond	480,701	13,037	(493,738)	—	75,967	—	484,675	(520,297)	—
Global Equity	1,887,088	236,319	(290,095)	1,833,312	459,383	956,838	63,356	(662,058)	21,046,421
Global Shareholder Yield	907,290	52,515	(88,924)	870,881	325,991	229,958	63,793	(427,167)	9,492,599
Global Short Duration Credit	1,283,726	131,342	(1,415,068)	—	332,484	—	(483,425)	450,547	—
Health Sciences	1,850,013	593,863	(566,301)	1,877,575	—	519,725	(174,689)	(679,598)	8,505,415
High Yield (MIM US)	3,170,592	3,672,748	(1,055,351)	5,787,989	865,315	—	(97,655)	120,322	19,737,044
High Yield (WAMCO)	682,185	38,726	(720,911)	—	187,277	—	429,682	(573,526)	—
International Dynamic Growth	—	577,862	(76,115)	501,747	—	—	(7,222)	84,972	5,112,807
International Growth	547,401	174,289	(132,620)	589,070	166,488	282,524	88,019	(143,641)	16,370,252
International Growth Stock	1,180,652	40,212	(1,146,842)	74,022	213,792	246,239	2,189,134	(2,541,115)	1,007,438
International Small Cap	705,106	178,586	(764,765)	118,927	225,419	1,877,704	2,607,748	(5,444,357)	1,989,643
International Small Company	1,223,763	688,664	(124,483)	1,787,944	207,011	1,054,620	(118,100)	(2,829,735)	18,022,473
International Value	683,263	42,230	(725,493)	—	223,829	—	2,502,797	(3,125,568)	—
International Value Equity	1,844,015	10,539	(1,854,554)	—	61,009	—	847,907	(1,630,092)	—
Mid Cap Stock	1,152,560	527,230	(322,719)	1,357,071	—	4,508,957	199,705	(3,007,575)	30,629,094
Mid Value	1,963,951	712,011	(287,073)	2,388,889	287,046	2,109,699	(390,488)	(4,946,990)	34,089,445
Multi-Asset Absolute Return	1,740,929	—	(1,740,929)	—	—	—	(328,274)	105,819	—
Real Return Bond	3,907,441	481,572	(4,178,711)	210,302	960,972	—	(816,922)	250,729	2,386,930
Science & Technology	1,439,536	1,761,198	(709,102)	2,491,632	—	2,721,935	(1,729,269)	(653,375)	9,642,617
Short Duration Credit Opportunities	3,168,102	454,760	(1,005,637)	2,617,225	1,126,926	—	(381,750)	789,456	24,942,157
Short Term Government Income	1,270,302	33,667	(1,303,969)	—	152,705	—	(168,978)	200,952	—
Small Cap Growth	299,609	661,505	(117,079)	844,035	—	169,019	(125,002)	(483,408)	14,103,818
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	101

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Small Cap Stock	475,215	178,984	(654,199)	—	—	$1,066,043	$1,133,173	$(2,456,218)	—
Small Cap Value	408,346	446,256	(123,493)	731,109	$68,946	311,141	(129,363)	(1,281,206)	$14,307,810
Small Company Value	201,540	42,838	(244,378)	—	37,207	533,068	1,124,794	(2,298,065)	—
Spectrum Income	3,112,394	101,218	(2,607,220)	606,392	548,321	259,651	(272,063)	329,546	6,561,156
Strategic Equity Allocation	24,028,666	7,331,993	(5,367,708)	25,992,951	5,610,494	38,225,701	(1,259,202)	(47,176,329)	289,563,836
Strategic Income Opportunities	5,640,304	2,565,039	(1,548,502)	6,656,841	2,173,774	—	(789,902)	3,065,120	70,961,924
Total Return	4,297,783	195,467	(4,493,250)	—	1,561,513	—	(966,306)	372,803	—
U.S. High Yield Bond	709,578	91,001	(210,732)	589,847	397,382	—	(148,021)	122,338	6,594,492
U.S. Quality Growth	847,023	195,673	(1,042,696)	—	—	3,238,384	5,088,279	(8,370,005)	—
Value Equity	928,903	184,946	(1,013,436)	100,413	172,667	654,824	1,307,571	(2,396,821)	1,150,733
					$28,346,742	$78,601,992	$15,133,256	$(101,322,668)	$1,140,090,322
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,760,102	11,097	(280,985)	1,490,214	$103,538	—	$(21,884)	$10,803	$13,665,261
Asia Pacific Total Return Bond	1,190,057	100,585	(349,522)	941,120	319,903	—	(139,339)	523,922	9,279,445
Blue Chip Growth	234,629	300,122	(145,814)	388,937	—	$1,137,316	(319,424)	(188,953)	16,031,980
Bond	4,374,801	1,878,714	(2,058,068)	4,195,447	2,714,959	—	(315,870)	4,913,204	68,763,384
Capital Appreciation	518,726	332,273	(227,438)	623,561	15,913	1,620,250	(149,513)	(1,347,747)	9,796,142
Capital Appreciation Value	3,217,190	845,264	(813,829)	3,248,625	994,302	3,440,485	705,093	(1,553,435)	38,171,341
Core Bond	2,475,986	3,794,040	(1,622,439)	4,647,587	1,176,635	—	(186,630)	4,222,349	62,602,997
Disciplined Value	510,042	190,941	(127,629)	573,354	155,389	808,444	86,800	(1,417,986)	11,409,741
Disciplined Value International	35,474	1,294,178	(66,956)	1,262,696	117,128	194,005	(65,060)	(887,962)	14,495,747
Diversified Real Assets	1,961,470	349,832	(475,144)	1,836,158	367,964	155,836	(225,046)	(1,102,376)	17,755,649
Emerging Markets	929,442	95,771	(1,025,213)	—	159,926	—	4,228,394	(4,578,319)	—
Emerging Markets Debt	2,918,179	826,322	—	3,744,501	1,624,922	—	—	1,717,993	34,936,198
Emerging Markets Equity	917,931	564,195	(21,756)	1,460,370	83,139	618,908	(41,625)	(883,452)	15,012,605
Equity Income	709,975	466,015	(186,329)	989,661	339,928	1,286,342	217,742	(1,822,104)	18,120,690
Financial Industries	434,154	67,107	(169,445)	331,816	88,002	464,161	422,114	(1,464,831)	6,052,323
Floating Rate Income	3,500,729	237,972	(1,357,723)	2,380,978	1,195,505	—	(776,098)	243,747	19,738,308
Fundamental Global Franchise	824,783	514,006	(168,520)	1,170,269	64,493	1,150,894	(90,790)	(242,092)	14,019,823
Fundamental Large Cap Core	162,682	118,762	(56,309)	225,135	52,219	874,554	(74,414)	(1,048,365)	10,516,076
Global Bond	507,379	8,065	(515,444)	—	80,376	—	644,478	(681,656)	—
Global Equity	1,326,453	200,308	(291,132)	1,235,629	319,997	666,514	115,204	(548,608)	14,185,018
Global Shareholder Yield	706,454	43,480	(108,967)	640,967	247,894	178,339	137,811	(410,086)	6,986,542
Global Short Duration Credit	1,121,299	81,915	(1,203,214)	—	289,818	—	(513,896)	485,572	—
Health Sciences	802,264	511,899	(307,301)	1,006,862	—	224,792	(104,503)	(266,844)	4,561,084
High Yield (MIM US)	2,750,744	2,997,939	(1,081,918)	4,666,765	729,134	—	(77,038)	93,389	15,913,667
High Yield (WAMCO)	593,172	30,734	(623,906)	—	163,216	—	632,227	(756,221)	—
International Dynamic Growth	—	292,740	(47,512)	245,228	—	—	(2,260)	42,843	2,498,878
International Growth	265,796	105,727	(84,974)	286,549	83,500	141,697	153,588	(136,906)	7,963,208
International Growth Stock	581,071	17,889	(565,566)	33,394	95,104	109,537	1,258,090	(1,455,725)	454,488
International Small Cap	355,853	92,826	(392,656)	56,023	113,823	948,134	1,870,170	(3,297,814)	937,266
International Small Company	618,151	367,934	(100,165)	885,920	104,278	531,241	(16,000)	(1,458,997)	8,930,072
International Value	450,918	28,580	(479,498)	—	147,177	—	2,105,837	(2,513,424)	—
International Value Equity	889,207	7,325	(896,532)	—	29,345	—	471,596	(846,689)	—
Mid Cap Stock	651,812	239,166	(200,233)	690,745	—	2,490,145	230,655	(2,011,510)	15,590,124
102	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Mid Value	1,075,198	382,631	(239,880)	1,217,949	$156,096	$1,147,252	$(331,151)	$(2,596,040)	$17,380,132
Multi-Asset Absolute Return	1,580,319	—	(1,580,319)	—	—	—	(340,743)	130,363	—
Real Return Bond	3,506,760	316,422	(3,646,124)	177,058	864,941	—	(695,756)	175,726	2,009,605
Science & Technology	788,318	965,670	(534,208)	1,219,780	—	1,486,108	(794,820)	(520,551)	4,720,550
Short Duration Bond	—	839,283	(64,321)	774,962	32,107	—	(629)	37	7,749,623
Short Duration Credit Opportunities	2,929,094	195,950	(1,073,227)	2,051,817	976,028	—	(524,466)	866,746	19,553,815
Short Term Government Income	898,209	20,549	(918,758)	—	108,643	—	(114,861)	140,272	—
Small Cap Growth	169,152	355,472	(77,094)	447,530	—	93,415	(160,829)	(181,734)	7,478,221
Small Cap Stock	269,827	98,528	(368,355)	—	—	583,949	826,964	(1,572,420)	—
Small Cap Value	221,989	266,451	(95,943)	392,497	36,770	165,937	(55,870)	(713,866)	7,681,168
Small Company Value	109,561	33,673	(143,234)	—	19,701	282,255	781,889	(1,417,180)	—
Spectrum Income	2,779,506	75,126	(2,322,002)	532,630	482,973	233,075	(8,487)	50,534	5,763,058
Strategic Equity Allocation	13,523,558	4,168,970	(4,090,862)	13,601,666	3,139,726	21,391,751	2,276,155	(29,522,217)	151,524,648
Strategic Income Opportunities	5,038,695	1,578,733	(1,432,427)	5,185,001	1,834,586	—	(651,176)	2,419,453	55,272,107
Total Return	4,033,999	129,211	(4,163,210)	—	1,470,291	—	(839,333)	279,617	—
U.S. High Yield Bond	615,738	57,850	(198,773)	474,815	341,077	—	(53,338)	26,729	5,308,432
U.S. Quality Growth	476,278	111,042	(587,320)	—	—	1,818,522	3,095,705	(4,937,543)	—
Value Equity	519,859	86,939	(555,748)	51,050	95,853	363,521	717,578	(1,333,349)	585,032
					$21,536,319	$44,607,379	$13,287,241	$(57,373,703)	$743,414,448
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	739,282	4,605	(150,501)	593,386	$42,967	—	$5,196	$(9,830)	$5,441,348
Asia Pacific Total Return Bond	629,077	55,427	(199,485)	485,019	166,029	—	(86,922)	273,825	4,782,290
Blue Chip Growth	62,090	103,036	(44,016)	121,110	—	$292,606	(100,988)	(11,741)	4,992,154
Bond	1,935,378	988,146	(893,239)	2,030,285	1,209,409	—	(197,056)	2,304,535	33,276,371
Capital Appreciation	137,192	138,679	(99,202)	176,669	4,485	456,659	(43,503)	(386,068)	2,775,467
Capital Appreciation Value	1,238,134	406,336	(401,206)	1,243,264	382,579	1,323,799	351,074	(744,074)	14,608,354
Core Bond	1,866,901	1,294,241	(906,008)	2,255,134	698,393	—	(228,996)	2,150,880	30,376,659
Disciplined Value	143,646	67,251	(52,698)	158,199	43,841	228,094	28,166	(399,109)	3,148,157
Disciplined Value International	8,719	349,031	(41,897)	315,853	36,532	60,510	(39,991)	(253,117)	3,625,990
Diversified Real Assets	674,793	146,901	(204,686)	617,008	126,952	53,765	(68,505)	(380,410)	5,966,467
Emerging Markets	246,302	38,107	(284,409)	—	41,777	—	1,342,356	(1,432,091)	—
Emerging Markets Debt	1,321,588	285,293	—	1,606,881	708,210	—	—	735,746	14,992,204
Emerging Markets Equity	240,822	126,804	(1,488)	366,138	21,542	160,367	(3,126)	(223,311)	3,763,895
Equity Income	200,235	192,625	(96,192)	296,668	96,635	364,449	103,366	(553,723)	5,431,999
Financial Industries	65,727	9,628	(11,931)	63,424	13,068	68,926	14,631	(172,692)	1,156,846
Floating Rate Income	1,661,916	112,026	(722,978)	1,050,964	535,457	—	(188,088)	(59,600)	8,712,495
Fundamental Global Franchise	316,908	202,479	(64,133)	455,254	24,980	445,779	(21,672)	(132,577)	5,453,937
Fundamental Large Cap Core	45,794	24,725	(19,527)	50,992	14,711	246,377	(28,235)	(306,646)	2,381,859
Global Bond	338,486	5,964	(344,450)	—	52,793	—	529,657	(555,372)	—
Global Equity	506,763	129,732	(163,340)	473,155	123,093	256,388	56,613	(238,512)	5,431,822
Global Shareholder Yield	335,438	21,859	(69,363)	287,934	112,591	82,863	102,817	(230,256)	3,138,485
Global Short Duration Credit	498,515	28,710	(527,225)	—	125,432	—	(221,269)	206,349	—
Health Sciences	175,201	72,130	(84,279)	163,052	—	49,457	(28,887)	(52,849)	738,626
High Yield (MIM US)	1,189,396	1,275,733	(492,157)	1,972,972	299,528	—	(28,780)	31,414	6,727,834
High Yield (WAMCO)	255,934	10,721	(266,655)	—	69,031	—	552,318	(607,348)	—
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	103

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Dynamic Growth	—	84,599	(13,224)	71,375	—	—	$(2,093)	$12,310	$727,310
International Growth	85,861	30,042	(32,267)	83,636	$25,515	$43,298	66,250	(91,726)	2,324,250
International Growth Stock	173,205	5,727	(168,491)	10,441	30,448	35,069	442,454	(493,117)	142,102
International Small Cap	104,620	26,967	(115,381)	16,206	32,902	274,067	373,358	(790,362)	271,126
International Small Company	181,712	135,997	(43,164)	274,545	30,885	157,346	23,773	(452,710)	2,767,411
International Value	142,171	8,149	(150,320)	—	45,679	—	709,357	(838,108)	—
International Value Equity	280,476	1,159	(281,635)	—	9,164	—	152,211	(269,906)	—
Mid Cap Stock	195,430	73,685	(64,817)	204,298	—	744,205	104,709	(664,367)	4,611,016
Mid Value	330,665	142,051	(101,970)	370,746	47,842	351,625	(131,321)	(768,685)	5,290,543
Multi-Asset Absolute Return	664,989	—	(664,989)	—	—	—	(66,410)	(23,426)	—
Real Return Bond	1,592,605	111,969	(1,626,993)	77,581	386,101	—	(245,985)	(1,256)	880,541
Science & Technology	177,376	179,816	(126,667)	230,525	—	336,610	(160,309)	(141,313)	892,133
Short Duration Bond	—	383,560	(17,440)	366,120	14,769	—	(167)	55	3,661,196
Short Duration Credit Opportunities	1,252,779	84,444	(498,416)	838,807	395,888	—	(251,731)	383,311	7,993,827
Short Term Government Income	146,730	2,810	(149,540)	—	18,844	—	(15,906)	19,083	—
Small Cap Growth	46,077	95,503	(20,594)	120,986	—	25,642	(38,905)	(62,994)	2,021,683
Small Cap Stock	73,427	33,056	(106,483)	—	—	162,107	243,114	(449,217)	—
Small Cap Value	65,330	73,312	(33,181)	105,461	10,784	48,668	(18,057)	(207,292)	2,063,873
Small Company Value	32,282	16,441	(48,723)	—	5,803	83,137	292,657	(478,783)	—
Spectrum Income	1,176,967	33,004	(997,400)	212,571	199,193	97,153	762,428	(755,690)	2,300,022
Strategic Equity Allocation	4,428,504	1,658,480	(1,708,834)	4,378,150	1,036,150	7,059,553	1,115,650	(10,146,744)	48,773,515
Strategic Income Opportunities	2,134,894	661,865	(677,262)	2,119,497	740,132	—	(181,586)	857,254	22,593,840
Total Return	2,011,633	64,997	(2,076,630)	—	722,071	—	(390,615)	107,382	—
U.S. High Yield Bond	266,150	25,527	(90,721)	200,956	141,368	—	78,512	(92,153)	2,246,687
U.S. Quality Growth	125,842	28,773	(154,615)	—	—	476,200	841,907	(1,325,114)	—
Value Equity	146,265	31,163	(162,956)	14,472	26,493	100,475	220,603	(387,155)	165,854
					$8,870,066	$14,085,194	$5,724,074	$(18,107,300)	$276,650,188
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	492,833	3,143	(67,059)	428,917	$29,329	—	$(6,224)	$160	$3,933,171
Asia Pacific Total Return Bond	420,352	58,671	(148,172)	330,851	113,135	—	(60,855)	195,809	3,262,195
Blue Chip Growth	30,826	56,704	(29,305)	58,225	—	$149,535	(71,927)	33,086	2,400,038
Bond	1,237,786	885,717	(656,409)	1,467,094	843,885	—	(123,729)	1,670,882	24,045,679
Capital Appreciation	66,857	65,318	(50,372)	81,803	2,228	226,867	(21,425)	(180,100)	1,285,128
Capital Appreciation Value	693,302	253,608	(222,853)	724,057	220,541	763,117	141,831	(322,180)	8,507,665
Core Bond	1,402,682	915,073	(661,865)	1,655,890	526,102	—	(182,826)	1,601,478	22,304,841
Disciplined Value	66,225	71,325	(30,277)	107,273	20,454	106,417	19,476	(183,578)	2,134,725
Disciplined Value International	3,817	155,303	(56,185)	102,935	17,096	28,317	(69,979)	(75,161)	1,181,693
Diversified Real Assets	363,214	123,843	(132,125)	354,932	69,045	29,241	(44,081)	(192,000)	3,432,188
Emerging Markets	102,793	21,433	(124,226)	—	17,800	—	548,589	(587,816)	—
Emerging Markets Debt	841,424	235,178	(17,947)	1,058,655	458,857	—	(13,086)	492,373	9,877,256
Emerging Markets Equity	102,148	66,881	(3,300)	165,729	9,183	68,366	(5,398)	(87,802)	1,703,689
Equity Income	92,517	157,573	(45,896)	204,194	51,598	173,078	44,062	(246,355)	3,738,795
Floating Rate Income	1,009,390	102,104	(420,116)	691,378	339,961	—	(94,870)	(54,048)	5,731,522
Fundamental Global Franchise	188,097	75,925	(36,022)	228,000	15,218	271,578	(22,072)	(100,355)	2,731,443
104	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Fundamental Large Cap Core	23,082	24,816	(12,285)	35,613	$7,510	$125,771	$(20,606)	$(132,246)	$1,663,460
Global Bond	245,639	9,176	(254,815)	—	39,019	—	327,727	(345,026)	—
Global Equity	294,147	97,684	(92,316)	299,515	73,351	152,782	16,455	(101,662)	3,438,438
Global Shareholder Yield	230,666	16,962	(34,246)	213,382	81,312	57,439	44,486	(133,104)	2,325,859
Global Short Duration Credit	300,831	32,380	(333,211)	—	77,764	—	(140,994)	135,447	—
High Yield (MIM US)	802,858	797,922	(308,116)	1,292,664	201,881	—	(20,036)	25,794	4,407,985
High Yield (WAMCO)	172,352	11,062	(183,414)	—	47,371	—	366,177	(401,319)	—
International Dynamic Growth	—	44,357	(7,324)	37,033	—	—	(599)	6,461	377,365
International Growth	37,819	20,913	(15,397)	43,335	12,103	20,538	21,624	(11,928)	1,204,287
International Growth Stock	90,785	2,789	(88,163)	5,411	14,831	17,081	207,359	(238,619)	73,650
International Small Cap	47,075	12,817	(52,079)	7,813	14,911	124,203	159,516	(348,762)	130,717
International Small Company	81,704	67,926	(21,948)	127,682	14,240	72,545	(6,000)	(189,022)	1,287,031
International Value	71,340	6,168	(77,508)	—	23,301	—	346,135	(411,940)	—
International Value Equity	130,010	4,842	(134,852)	—	4,403	—	69,759	(125,837)	—
Mid Cap Stock	90,984	45,357	(40,707)	95,634	—	350,426	61,093	(303,180)	2,158,464
Mid Value	150,718	85,450	(43,905)	192,263	22,072	162,221	(56,788)	(356,151)	2,743,592
Multi-Asset Absolute Return	442,866	—	(442,866)	—	—	—	1,949	(49,863)	—
Real Return Bond	1,030,022	135,622	(1,111,337)	54,307	253,653	—	(152,541)	5,385	616,380
Short Duration Bond	—	334,465	(11,011)	323,454	13,104	—	(89)	10	3,234,540
Short Duration Credit Opportunities	737,178	94,362	(269,912)	561,628	251,515	—	(148,216)	242,474	5,352,312
Short Term Government Income	146,642	5,607	(152,249)	—	17,883	—	(16,803)	20,859	—
Small Cap Growth	—	45,901	(7,018)	38,883	—	—	2,090	7,178	649,735
Small Cap Stock	60,999	25,786	(86,785)	—	—	139,357	109,810	(283,141)	—
Small Cap Value	45,165	16,495	(15,463)	46,197	7,748	34,967	(17,327)	(132,507)	904,068
Spectrum Income	699,669	33,629	(595,123)	138,175	122,634	58,676	656,054	(638,142)	1,495,051
Strategic Equity Allocation	2,176,676	1,106,603	(911,197)	2,372,082	522,433	3,559,452	367,493	(4,781,375)	26,425,595
Strategic Income Opportunities	1,270,750	560,357	(404,507)	1,426,600	474,776	—	16,116	475,396	15,207,552
Total Return	1,329,023	77,152	(1,406,175)	—	484,270	—	(334,866)	153,545	—
U.S. High Yield Bond	179,715	26,005	(74,236)	131,484	97,451	—	57,665	(65,545)	1,469,995
U.S. Quality Growth	61,386	14,391	(75,777)	—	—	236,079	406,996	(646,398)	—
Value Equity	67,152	10,137	(70,817)	6,472	12,227	46,371	94,823	(178,629)	74,170
					$5,626,195	$6,974,424	$2,455,948	$(6,837,454)	$171,510,274
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	105

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multimanager 2060 Lifetime Portfolio, John Hancock Multimanager 2055 Lifetime Portfolio, John Hancock Multimanager 2050 Lifetime Portfolio, John Hancock Multimanager 2045 Lifetime Portfolio, John Hancock Multimanager 2040 Lifetime Portfolio, John Hancock Multimanager 2035 Lifetime Portfolio, John Hancock Multimanager 2030 Lifetime Portfolio, John Hancock Multimanager 2025 Lifetime Portfolio, John Hancock Multimanager 2020 Lifetime Portfolio, John Hancock Multimanager 2015 Lifetime Portfolio and John Hancock Multimanager 2010 Lifetime Portfolio
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the Portfolios’ investments, of John Hancock Multimanager 2060 Lifetime Portfolio, John Hancock Multimanager 2055 Lifetime Portfolio, John Hancock Multimanager 2050 Lifetime Portfolio, John Hancock Multimanager 2045 Lifetime Portfolio, John Hancock Multimanager 2040 Lifetime Portfolio, John Hancock Multimanager 2035 Lifetime Portfolio, John Hancock Multimanager 2030 Lifetime Portfolio, John Hancock Multimanager 2025 Lifetime Portfolio, John Hancock Multimanager 2020 Lifetime Portfolio, John Hancock Multimanager 2015 Lifetime Portfolio and John Hancock Multimanager 2010 Lifetime Portfolio (eleven of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2019.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Multimanager 2060 Lifetime Portfolio	$191,397	$41,511
Multimanager 2055 Lifetime Portfolio	580,048	131,527
Multimanager 2050 Lifetime Portfolio	1,240,108	284,978
Multimanager 2045 Lifetime Portfolio	2,394,310	553,722
Multimanager 2040 Lifetime Portfolio	2,699,617	603,837
Multimanager 2035 Lifetime Portfolio	3,554,774	691,260
Multimanager 2030 Lifetime Portfolio	4,329,123	712,776
Multimanager 2025 Lifetime Portfolio	4,392,714	583,233
Multimanager 2020 Lifetime Portfolio	2,952,624	292,371
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multimanager 2060 Lifetime Portfolio	$2,539,937
Multimanager 2055 Lifetime Portfolio	12,832,691
Multimanager 2050 Lifetime Portfolio	31,711,948
Multimanager 2045 Lifetime Portfolio	66,625,362
Multimanager 2040 Lifetime Portfolio	71,536,068
Multimanager 2035 Lifetime Portfolio	83,691,860
Multimanager 2030 Lifetime Portfolio	91,637,883
Multimanager 2025 Lifetime Portfolio	88,251,196
Multimanager 2020 Lifetime Portfolio	54,169,689
Multimanager 2015 Lifetime Portfolio	20,480,916
Multimanager 2010 Lifetime Portfolio	9,399,326
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	107

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds or the Funds of Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management LLC (the Advisor, formerly known as John Hancock Advisers, LLC) and the Subadvisory Agreement between the Advisor and the investment subadvisor (the Subadvisor") with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds' benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer ("CCO") regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds generally outperformed the historical performance of comparable funds over the longer term with certain exceptions noted in Appendix A.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as any actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund, each of which is a fund of funds, and concluded that the advisory fee paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying funds.

Profitability/Fall out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

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(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the Funds;
(h)	noted that the funds' Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliate (the Subadvisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. The funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds of Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data.

Nature, Extent and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to a Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any

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disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of each Fund has generally outperformed the historical performance of comparable funds over the longer term with certain exceptions noted in Appendix A;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor and not the Funds.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreement for the underlying funds of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Fund and those of its underlying funds.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments
Multimanager 2010 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-, five- and ten-year periods.
Multimanager 2015 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-, five- and ten-year periods.
Multimanager 2020 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-, five- and ten-year periods.
Multimanager 2025 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-, five- and ten-year periods.
Multimanager 2030 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-, five- and ten-year periods.
Multimanager 2035 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-, five- and ten-year periods.

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Portfolio (subadvisor)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments
Multimanager 2040 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-, five- and ten-year periods.
Multimanager 2045 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-, five- and ten-year periods.
Multimanager 2050 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-, five- and ten-year periods.
Multimanager 2055 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-year period.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Multimanager 2060 Lifetime Portfolio (Manulife Investment Management (US))

Benchmark Index - The fund underperformed for the one-year period and for the period since inception on March 31, 2016.

Lipper Category - The fund underperformed for the one-year period and outperformed for the period since its inception on March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the since inception period.

The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate. The Board also noted the relatively short performance history of the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       113

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the portfolios and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	214
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2005	214
Trustee Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	214
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	214
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016)); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2012	214
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2008	214
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2012	214
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2005	214
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       114

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Steven R. Pruchansky, Born: 1944	2012	214
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (2000-2014); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2012	214
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Andrew G. Arnott, Born: 1971	2017	214
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	214
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       115

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       116

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Robert E. Sykes, CFA
Nathan W. Thooft, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the portfolios' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The portfolios' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       117

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF942567	LCA 8/19 10/19

John Hancock Funds II

Annual report — table of contents

Manager’s commentary and fund performance (See below for each fund’s page #)	3
Shareholder expense example	23
Portfolio of investments (See below for each fund’s page #)	25
Statements of assets and liabilities	128
Statements of operations	133
Statements of changes in net assets	138
Financial highlights	144
Notes to financial statements	149
Report of independent registered public accounting firm	176
Federal tax information	177
Evaluation of advisory and subadvisory agreements by the Board of Trustees	178
Appendix A	182
Trustees and officers information	187
For more information	191

Fund	Manager’s commentary and fund performance	Portfolio of investments
Capital Appreciation Fund	4	25
Capital Appreciation Value Fund	5	26
Health Sciences Fund	6	32
International Growth Stock Fund	7	34
International Small Cap Fund	8	35
International Strategic Equity Allocation Fund	9	36
International Value Fund	10	53
Mid Cap Stock Fund	11	55
Mid Value Fund	12	56
Multi-Index Lifestyle Aggressive Portfolio	13	58
Multi-Index Lifestyle Balanced Portfolio	14	59
Multi-Index Lifestyle Conservative Portfolio	15	59
Multi-Index Lifestyle Growth Portfolio	16	60
Multi-Index Lifestyle Moderate Portfolio	17	61
Real Estate Securities Fund	18	61
Science & Technology Fund	19	62
Small Company Value Fund	20	63
Strategic Equity Allocation Fund	21	66
U.S. Strategic Equity Allocation Fund	22	104

John Hancock Funds II

Manager’s commentary and fund performance

Fund performance

In the following pages we have set forth information regarding the performance of certain funds of John Hancock Funds II (the Trust). There are several ways to evaluate a fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a fund’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the fund’s inception if less than the applicable period). An average annual total return takes the fund’s cumulative total return for a time period greater than one year and shows what would have happened if the fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the funds, as applicable. If these were included, performance would be lower.

Graph—Change in value of $10,000 investment and comparative indexes

The performance graph for each fund (or portfolio), shows the change in value of a $10,000 investment over the life or ten-year period of each fund (or portfolio) whichever is shorter. Each fund’s (or portfolio’s) performance is compared with the performance of one or more broad-based securities indexes as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and fund (or portfolio) operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds (or portfolios), that invest in multiple asset classes are compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the fund invests.

Portfolio manager’s commentary

Finally, we have provided a commentary by each portfolio manager regarding each fund’s (or portfolio’s) performance during the period ended August 31, 2019. The views expressed are those of the portfolio managers as of August 31, 2019, and are subject to change based on market and other conditions. Information about a fund’s (or portfolio’s) holdings, asset allocation, or country diversification is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The funds (or portfolios) are not insured by the Federal Deposit Insurance Corp., are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the funds (or portfolios), see the funds’ prospectuses.

Standard & Poor’s, Standard & Poor’s 500, “S&P 500,” and “S&P MidCap 400 Index” are trademarks of S&P Global, Inc. “Russell 1000,” “Russell 2000,” “Russell 3000,” and “Russell Midcap” are trademarks of Frank Russell Company. “EAFE” and “MSCI” are trademarks of MSCI, Inc. “Bloomberg Barclays” is a registered trademark of Bloomberg LP. “Lipper” is a registered trademark of Reuters S.A. None of the funds in the Trust is sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies makes any representation regarding the advisability of investing in the Trust.

Capital Appreciation Fund

Subadvisor: Jennison Associates LLC
Portfolio Managers: Blair A. Boyer, Michael A. Del Balso, Rebecca Irwin, Natasha Kuhlkin, CFA, Kathleen A. McCarragher, Spiros “Sig” Segalas

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests at least 65% of the fund’s total assets in equity and equity-related securities of companies that, at the time of investment, exceed $1 billion in market capitalization and that the subadvisor believes to have above-average growth prospects.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Information technology	38.7
Consumer discretionary	19.2
Communication services	14.9
Health care	10.8
Industrials	6.5
Consumer staples	5.0
Financials	2.2
Real estate	1.7
Short-term investments and other	1.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Capital Appreciation Fund Class NAV shares returned 0.89% and the Russell 1000 Growth Index returned 4.27%.

Environment  >  Markets were volatile in the period. Initially, global GDP growth was accelerating, the labor market was continuing to strengthen, and lower US corporate tax rates were helping to boost wages and capital spending. A sell-off at the end of 2018 reflected investor concerns about the risk of a trade war with China, the pace of US growth, decelerating expansion in non-US economies, US interest rate increases, US trade alliances with other trading partners, and discord about domestic policy. US equity markets subsequently rebounded as the Federal Reserve signaled a pause in interest rate hikes, corporate earnings indicated strength, and sentiment grew that trade friction would be resolved. As the period ended, markets declined again on trade friction escalation.

Communication services holdings hurt performance. Netflix, Inc. continues to raise its long-term competitive barriers with investments in exclusive and original content. The company’s domestic subscriber base decreased, marginally, in the second quarter, and international net subscriber additions reverted to 2016 levels. Given its still-low global penetration, Netflix still has significant room for growth. We eliminated the position in Activision Blizzard, Inc., the world’s leading video game publisher, on slowing revenue growth.

Consumer discretionary holdings detracted from performance despite strength in Chipotle Mexican Grill, Inc., whose new management team is improving sales through new products, better marketing, mobile/digital efforts, and delivery, and Lululemon Athletica, Inc., where new products, integrated marketing, and online sales momentum are driving strong customer traffic, sales conversion, and comparable store sales. Tesla, Inc.’s decline was tied to ongoing controversy surrounding CEO Elon Musk and concerns about vehicle production volume.

Within information technology, NVIDIA Corp. detracted from performance. The company fell on gaming graphics microchip inventory issues and worries that trade discord could disrupt technology markets, depressing chip demand.

Holdings in consumer staples contributed to the fund’s performance. The Estée Lauder Companies, Inc. has enhanced its strong brand portfolio in the fast-growing luxury beauty care market with complementary acquisitions and brand development. Emerging markets, especially China, are key drivers of its growth. Costco Wholesale Corp.’s consistent stream of membership fee income allows for low prices and broad product selection, which lead to high inventory turnover.

Information technology holdings were also solid contributors to fund absolute and relative return. Payments companies continued to benefit from the shift from cash to electronic transactions. Mastercard, Inc. and Visa, Inc. have strong market positions with high barriers to entry, pricing power, and solid operating leverage potential. Digital transformation of the enterprise has become a strategic imperative across many industries and companies. Holdings Red Hat, Inc. (sold off prior to year end), ServiceNow, Inc. and Workday, Inc. offer cloud-based mission-critical applications and services that are changing the way businesses operate.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
Capital Appreciation Fund Class 1	0.84	12.55	14.81	80.63	298.04
Capital Appreciation Fund Class NAV	0.89	12.61	14.87	81.09	299.92
Russell 1000 Growth Index[3,4]	4.27	13.06	15.42	84.72	319.41

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Capital Appreciation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell 1000 Growth Index is an unmanaged index composed of the Russell 1000 Index securities that have a greater-than-average growth orientation.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 0.79% and 0.74%, respectively, and the net expenses are 0.78% and 0.73%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Capital Appreciation Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David R. Giroux, MD, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Common stocks typically constitute at least 50% of the fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans, foreign securities, futures, and options.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Common stocks	62.4
Corporate bonds	19.5
Preferred securities	6.2
Term loans	4.8
Short-term investments and other	7.1

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2019, the Capital Appreciation Value Fund Class NAV shares returned 10.07% and the S&P 500 Index returned 2.92%.

Environment  >  Overall, U.S. stocks posted positive returns for the 12-month period ended August 31, 2019. Shares weathered a volatile year, driven by concerns over slowing global growth, rising trade tensions, and central bank policy.

U.S. equities sold off sharply in December amid a broader tumble in global equities, spurred in part by concerns over the Federal Reserve’s tightening path, which included four rate increases in 2018. However, rhetoric from the Fed turned dovish in 2019, culminating in a rate decrease late in July, the first in nearly a decade. Shares rallied on this pivot to accommodative policy, though the ebbs and flows of the trade dispute between the U.S. and China continued to weigh on markets intermittently. Treasury yields declined sharply over the year, with closely watched portions of the yield curve inverted by the period’s end, which gave rise to concerns of a possible recession in the relatively near term.

In this environment, the S&P 500 Index posted modest positive returns. Sector returns diverged over the year, with utilities, real estate, and consumer staples leading the way. The energy sector performed worst, delivering double-digit negative returns.

From an asset class perspective, the fund’s underlying equity holdings outpaced the S&P 500 Index. The fund’s bond holdings posted positive gains but lagged the Bloomberg Barclays U.S. Aggregate Bond Index.

Among equities, the information technology sector was the greatest contributor to relative performance due to stock selection. Shares of financial services technology firm Fiserv, Inc. rose on solid earnings during the period that indicated accelerating revenue growth, which helped ease investor concerns following several quarters of weak topline results. Shares were further bolstered by the acquisition of payment processor First Data, which the company touted as cementing its place at the forefront of the financial technology and payment processing industries. Stock choices in the financials sector also lifted relative results.

The industrials sector was the top detractor from relative performance due to stock selection. Shares of industrial conglomerate General Electric Company (GE), which struggled over the period, slipped in August amid reports detailing concerns over the company’s accounting practices and heightened risks from its long-term care insurance business. Despite recent underperformance, we continue to like GE for its strong new leadership, improved business practices, and commitment to cost-cutting measures. An underweight allocation to the strong-performing consumer staples sector also detracted from relative performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Capital Appreciation Value Fund Class NAV (began 1/6/11)	10.07	9.94	—	11.09	60.59	—	148.42
S&P 500 Index[3,4]	2.92	10.11	—	12.39	61.89	—	174.78

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Capital Appreciation Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.84% and the net expense is 0.83%. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Health Sciences Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Ziad Bakri, CFA, MD

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to healthcare, medicine, or the life sciences.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Industry Composition*	% of Total
Biotechnology	31.5
Health care equipment and supplies	26.9
Health care providers and services	16.4
Pharmaceuticals	15.0
Life sciences tools and services	8.3
Specialty retail	0.3
Health care technology	0.3
Industrial conglomerates	0.2
Software	0.2
Short-term investments and other	0.9

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Health Sciences Fund Class NAV shares declined 4.87% and the Lipper Health/Biotechnology Index declined 6.39%.

Environment  >  Major U.S. stock indexes were mixed for the one-year period ended August 31, 2019, with large-caps outperforming small-caps, which finished in negative territory, and growth indexes outperforming value across all market capitalizations. The period was marked by heightened volatility as familiar themes including escalating trade tensions, decelerating global growth, and the Federal Reserve’s changing monetary policy stance, persisted. The long-simmering trade dispute between the U.S. and China deepened after the U.S. announced new tariffs on Chinese goods in August, which led to a steep devaluation of the yuan to a level not seen over the past decade, although signs that both sides were preparing to resume negotiations in September provided some encouragement. While corporate earnings have been strong over the period, the U.S. manufacturing sector is beginning to show signs of slowdown due to the trade war, further dampening sentiment. However, solid labor data and improving consumer conditions mitigated the worsening outlook. Since March, the Fed stopped raising interest rates and displayed increased willingness to adjust interest rates as per the economic data, which finally culminated in a rate cut towards the end of July.

Stock selection in pharmaceuticals was a powerful relative performance contributor. Within the segment, we generally favor companies that are developing novel therapeutics. Merck & Company, Inc. and Novartis AG were the strongest relative contributors, as both stocks rallied more than 20% in the past 12 months. Merck continued to consolidate its lead over competitors in lung cancer treatment with Keytruda, as the company expanded its market share in treatments for several types of cancer, including the largest indication of first-line non-small cell lung cancer. Novartis rallied on strong sales and operating income growth. The company’s innovative drug segment benefited from strong sales of its immunology drug Cosentyx, cardiology drug Entresto, and cancer drug Lutathera. Management also raised its full-year 2019 operating income guidance.

Stock selection in biotechnology also generated a solid contribution to relative results. Novocure, Ltd, Loxo Oncology, Inc. (sold prior to year end), and Sage Therapeutics, Inc. were among the fund’s best relative performers within the biotechnology segment. The largest holding among our top contributors was Sage, which is focused on developing novel therapeutics for central nervous system-related indications. The stock rallied in early January on news of positive results from a Phase 3 trial of SAGE-217 for the treatment of postpartum depression. The drug was subsequently approved by the U.S. Food & Drug Administration.

The products and devices segment was the largest detractor from relative returns for the past 12 months. While our holdings generated positive absolute performance, stock selection hurt our comparison with the benchmark. Intuitive Surgical, Inc., which was among the fund’s top holdings, was the largest detractor in the subsector. Despite continued positive momentum in global procedure growth and system placements, Intuitive Surgical shares came under pressure during the period. We think procedure growth, the engine of the business model, should continue to benefit from the rollout of more affordable surgical systems, which should provide opportunities to expand into more hospitals.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Health Sciences Fund Class NAV (began 9/30/11)	–4.87	9.67	—	19.16	58.64	—	301.03
S&P 500 Index[3,4]	2.92	10.11	—	14.77	61.89	—	197.86
Lipper Health/Biotechnology Index[4,5]	–6.39	8.46	—	17.51	50.09	—	259.22

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Health Sciences Fund expenses was reimbursed. If such expenses were not reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Lipper Health/Biotechnology Index measures the performance of health and biotech funds.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 1.10% and the net expense is 1.09%. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

International Growth Stock Fund

Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Brentley Bates, CFA, CPA, Mathew Dennis, CFA, Mark Jason, CFA, Richard Nield, CFA, Clas Olsson

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to achieve long-term growth of capital. The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s portfolio managers to have potential for earnings or revenue growth. Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Consumer staples	18.1
Industrials	16.3
Financials	15.9
Information technology	15.6
Consumer discretionary	11.1
Health care	6.6
Energy	4.5
Communication services	4.3
Materials	3.0
Short-term investments and other	4.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the International Growth Stock Fund Class NAV shares returned 5.16% and the MSCI AC World ex-U.S.A. Growth Index returned 0.00%.

Environment  >  The period feature significant market volatility as currency issues, rising interest rates and trade concerns between the United States and China weighed on global stocks. Within the US, a stronger US dollar and higher interest rates also dampened returns and contributed to currency depreciation in a number of markets. Investors also had concerns over Brexit negotiations, declining oil prices and fears of slowing economic growth, particularly in the eurozone. Overall, global equity indexes, in general, finished in the negative territory , with developed markets generally faring better than emerging markets.

The fund posted a positive return for the period and outperformed its benchmark, the MSCI AC World ex-U.S.A. Growth Index. Relative outperformance was driven primarily by stock selection in the financials, information technology, and health care sectors and an overweight in financials. In contrast, stock selection and an overweight in the energy sector detracted from relative results.

At the sector level, a meaningful overweight and stock selection in financials was the leading contributor to relative performance. Within the sector, key contributors included emerging markets (EM) companies such as Brazil-based B3 SA- Brasil Bolsa Balcao and Banco Bradesco SA, as well as Akbank T.A.S. (Turkey), and within developed markets Allianz SE (Germany), Investor AB (Sweden) and Mediobanca Banca di Credito Finanziario SpA (Italy) were notable contributors. Security selection in the information technology sector was another key contributor to relative performance, specifically US-based Broadcom, Inc. and Canada-based CGI, Inc. The fund’s holdings in the health care sector outperformed those of the benchmark index and added to relative return. Hoya Corp. (Japan) was a notable contributor in the sector during the reporting period. From a geographic perspective, stock selection in China drove relative outperformance for the period. Additionally, the fund’s holdings in Japan and an overweight and stock selection in Brazil positively contributed to relative results.

Conversely, stock selection and an overweight in energy was the largest detractor from relative performance. Canada-based Suncor Energy, Inc. and PrairieSky Royalty, Ltd. and UK-based TechnipFMC PLC were key detractors during the reporting period. Lack of exposure to the strong-performing utilities sector also detracted from relative results. Geographically, stock selection and an underweight in Switzerland was a drag on relative returns. The fund’s holdings in the UK and Canada also negatively impacted relative performance.

Over the long-term, the managers believe their focus on corporate fundamentals continues to serve fund investors well in an environment that remains dominated by macroeconomic and political uncertainties. Regardless of the macroeconomic environment, we seek to identify attractively valued, high-quality growth companies.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
International Growth Stock Fund Class NAV (began 9/16/10)	5.16	2.23	—	5.77	11.68	—	65.33
MSCI AC World ex-USA Growth Index[3,4]	0.00	3.69	—	5.44	19.87	—	60.70

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the International Growth Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI AC World ex-U.S.A. Growth Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets and emerging markets, excluding the Unites States of America, that have higher than average growth characteristics.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.87% and the net expense is 0.86%. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

International Small Cap Fund

Subadvisor: Franklin Templeton Investment Corp.
Portfolio Managers: Harlan B. Hodes, CPA, David Tuttle, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which, at the time of investment, have total stock market capitalizations or annual revenues of $4 billion or less.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Consumer discretionary	24.0
Industrials	23.0
Financials	15.6
Information technology	11.1
Consumer staples	7.6
Materials	5.1
Health care	4.5
Real estate	2.1
Energy	1.9
Communication services	1.5
Short-term investments and other	3.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the International Small Cap Fund Class NAV shares declined 7.89% and the MSCI AC World ex U.S.A Small Cap Index declined 9.01%.

Environment  >  During the 12-month period, international small-capitalization stocks significantly underperformed their larger-capitalization counterparts. Trade issues dominated the headlines during the period, with the U.S. alternately reporting progress and setbacks in negotiations with China, Mexico, India and the European Union. In Europe, political turmoil in Italy, ongoing Brexit uncertainty, weak economic data and continued trade tensions weighed on sentiment.

Several holdings performed well during the period under review. The shares of U.K. based sandwich retailer Greggs PLC rose, aided by strong sales results due to the introduction of vegan sausage, shorter queues and enhanced marketing efforts. Looking at the longer term, Greggs is a leading player in the U.K. take-away sandwich and savories market, with growth opportunities from new products and organic store expansion. Belgium-based Barco NV also contributed to performance. Barco is a market leader in cinema projection, wireless meeting-room technology and health care display systems. We believe its upcoming projector upgrade wave should drive a return to growth in the cinema business, as laser technology offers total cost-of-ownership and image-quality benefits over the old, existing xenon lamp-based projectors. Its ClickShare product is a runaway success, and we believe it has a clear potential for further growth.

In contrast, the fund had some underperformers during the period under review. Nilfisk Holding A/S is a Denmark-based manufacturer of cleaning equipment that specializes in the high-end professional market. Although management has already announced a cost cutting plan that is expected to end in 2019, we believe the market has still been underappreciating the potential profit margin expansion and long-term opportunity with automated equipment. Shares of Belgian based hygiene products manufacturer Ontex Group NV retreated during the period, although analysts upgraded the stock in anticipation of profit margin enhancement as costs stabilize, pricing improves. We broadly agree with this assessment, viewing most of Ontex’s issues as cyclical or fixable. With a valuation we consider inexpensive, strong market position and diversified product portfolio, we believe Ontex continues to offer compelling long-term value.

During the period, the U.S. dollar rose in value against most foreign currencies, which hurt the fund’s performance because investments in securities with non-U.S. currency exposure lost value as the U.S. dollar rose.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
International Small Cap Fund Class 1	–7.94	1.36	6.32	7.01	84.57
International Small Cap Fund Class NAV	–7.89	1.42	6.38	7.28	85.54
MSCI AC World ex U.S.A. Small Cap Index[3,4]	–9.01	2.28	6.52	11.95	87.99

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the International Small Cap Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI AC World ex U.S.A. Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of smaller cap stocks in developed and emerging markets, excluding the United States of America.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 1.09% and 1.04%, respectively, and the net expenses are 1.08% and 1.03%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

International Strategic Equity Allocation Fund

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Manager: Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks capital appreciation. The fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of any market capitalization, including futures on indexes of equity securities. The fund invests primarily in foreign securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Financials	22.5
Industrials	11.1
Consumer staples	10.7
Consumer discretionary	10.3
Health care	8.4
Information technology	8.2
Materials	6.8
Communication services	6.2
Energy	5.7
Utilities	3.1
Real estate	2.9
Short-term investments and other	4.1

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2019, the International Strategic Equity Allocation Fund Class NAV shares declined 3.97% and the MSCI AC World ex-U.S.A. Index declined 3.27%.

Environment  >  The 12-month period ended August 31, 2019, was a volatile period for U.S. equity investors, complete with a steep drop in the fourth quarter of 2018, followed by an equally steep climb over the first four months of 2019.

Trade tensions negatively impacted stocks in the fourth quarter of 2018. A 0.25% interest rate increase by the U.S. Federal Reserve Board (Fed) in December — following one in September — also weighed on market sentiment. However, Fed chief Jerome Powell bolstered equity markets in early January when he backed away from the Fed’s earlier commitment to multiple interest rate increases in 2019. Subsequent comments led the market to anticipate that the Fed’s next move would be an interest rate cut, and this expectation, coupled with reasonably favorable economic and corporate earnings data, kept U.S. stocks on a mostly upward trajectory over the first eight months of 2019. On the final day of July, the Fed lowered its key policy interest rate by 0.25%, the first rate reduction since 2008.

In the bond market, Treasury yields moved higher into early November amid continued expectations of interest rate increases by the Fed. However, as investors grew more pessimistic about global economic growth and stock prices headed south in the fourth quarter, demand increased for lower-risk investments such as Treasury securities, which drove their prices up (and yields down).

Foreign stocks in developed markets performed roughly in line with U.S. stocks but generally lagged, as trade concerns were seen as a significant threat to international markets. Canadian stocks underperformed most major U.S. equity benchmarks, and were relatively weak in response to trade worries and the depreciation of the Canadian dollar, as well as sharply falling crude oil prices for virtually the entire fourth quarter of 2018.

From an asset allocation perspective, an underweight position in emerging markets equity and country rotation in developed markets contributed to returns. Specific positions that contributed to returns include an overweight position in the Netherlands, and an underweight position in Germany.

Country rotation in emerging markets detracted from returns. Specific positions that detracted from returns include an underweight position in Indonesia and an overweight position in India.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
International Strategic Equity Allocation Fund Class NAV (began 10/17/16)	–3.97	—	—	5.18	—	—	15.62
MSCI AC World ex-U.S.A. Index[3,4]	–3.27	—	—	6.32	—	—	19.25

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the International Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI AC World ex-U.S.A. Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.70% and the net expense is 0.69%. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

International Value Fund

Subadvisor: Templeton Investment Counsel, LLC
Portfolio Managers: Peter A. Nori, CFA, Christopher Peel, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including emerging markets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Financials	19.3
Energy	13.7
Health care	12.6
Communication services	9.7
Materials	8.2
Information technology	6.8
Industrials	6.0
Consumer staples	4.9
Consumer discretionary	4.5
Utilities	3.3
Real estate	2.9
Short-term investments and other	8.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the International Value Fund Class NAV shares declined 12.71% and the MSCI EAFE Index declined 3.26%.

Environment  >  International equities declined during the 12-month period, due to investor concerns about slowing global economic growth, geopolitical stress and escalating trend tensions.

The fund underperformed its benchmark, the MSCI EAFE Index, during the 12 months under review. During the period, international value stocks extended their longest and deepest period of underperformance relative to growth on record. These adverse market conditions remained a significant headwind for Templeton’s value-oriented investment strategies.

Relative weakness during the period was primarily attributable to stock selection, notably in the health care and financials sectors. Israeli generic drug-maker Teva Pharmaceutical Industries, Ltd. declined amid concerns about challenging industry conditions, litigation risk and a bloated balance sheet. Despite the performance of Teva, we continued to find a number of other attractive pharmaceuticals companies that combined solid growth prospects and defensive earnings characteristics with what we considered modest valuations. From the financials sector, Bank of Ireland Group PLC fell as rising uncertainty about Brexit and the risk of lower-for-longer interest rates pressured profit expectations. Within our European bank holdings, we continued to rotate away from extremely cheap, but higher-risk stocks in favor of what we viewed as better-capitalized, better-managed companies with healthy dividends operating in stable markets, but still trading at unwarranted discounts to tangible book value. Other notable detractors during the period included stock selection in the industrials and consumer discretionary sectors, as well as stock selection and an underweighting in the consumer staples sector.

Conversely, stock selection in the materials sector contributed significantly to the fund’s relative performance. Precious metals stocks led the sector, with off-benchmark positions in Canadian gold and silver streaming company Wheaton Precious Metals Corp. and Canadian gold mining firm Alamos Gold, Inc. finishing as the fund’s top two contributors. We have long argued that precious metals stocks can play an important role in a diversified portfolio, particularly late in a cycle when the combination of rising risks, ultra-low interest rates and renewed policy dovishness all amplify gold’s relative attractiveness. Wheaton Precious Metals was our preferred exposure to this theme at period-end.

From a regional standpoint, stock selection and an overweighting in Asia detracted from relative performance, with relative weakness in China and South Korea (not part of the index) more than offsetting strength in Taiwan (not part of the index). Stock selection in Europe also hindered results, as relative losses in the U.K. and Switzerland more than offset relative gains in Germany and Denmark. Conversely, in North America, an off-benchmark exposure to Canada contributed to relative performance.

During the period, the U.S. dollar rose in value against most foreign currencies, which hurt the fund’s performance because investments in securities with non-U.S. currency exposure lost value as the U.S. dollar rose.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
International Value Fund Class 1	–12.73	–2.74	3.06	–12.99	35.18
International Value Fund Class NAV	–12.71	–2.70	3.11	–12.80	35.81
MSCI EAFE Index[3,4]	–3.26	1.89	5.00	9.80	62.91

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the International Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 0.91% and 0.86%, respectively, and the net expenses are 0.90% and 0.85%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Mid Cap Stock Fund

Subadvisor: Wellington Management Company LLP
Portfolio Managers: Mario E. Abularach, CFA, CMT, Michael T. Carmen, CFA, Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Information technology	29.2
Health care	25.4
Consumer discretionary	18.4
Industrials	11.0
Communication services	7.8
Consumer staples	3.3
Real estate	1.2
Financials	1.1
Energy	1.0
Short-term investments and other	1.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Mid Cap Stock Fund Class NAV shares returned 5.74% and the Russell Midcap Growth Index returned 5.96%.

Environment  >  US equities, as measured by the S&P 500 Index, posted positive results over the trailing twelve-month period ending August 31, 2019. US and China trade relations remained volatile. As trade talks progressed into September of 2018, investors gained confidence that a trade deal was likely to be reached and markets rebounded. In sharp contrast, US equities lost ground over the last quarter of 2018, due to fear around a slowdown in global growth, and suffered their largest quarterly loss since 2011. During the first quarter of 2019, markets were buoyed by a shift in major central banks towards loosening monetary policy and productive trade negotiations between the US and China. In Europe, Brexit remained a major concern, and UK Prime Minister Theresa May resigned after failing to secure a Brexit deal. On the monetary front, the Federal Reserve lowered US interest rates in July for the first time in 11 years and the European Central Bank gave strong hints that a new round of quantitative easing could begin in September. The US delayed 10% tariffs on more than half of the remaining US$300 billion of mainly consumer-related Chinese imports until December 15, but trade relations remained tenuous in the absence of any meaningful compromises on key structural issues.

Sector allocation, a product of the bottom-up stock selection process, detracted from performance. An overweight to health care and having no exposure to real estate hurt relative results most.

Within the fund, stock selection contributed to performance. Security selection was particularly strong in the health care sector, while selection within industrials and consumer discretionary was also favorable. This was partially offset by unfavorable selection in the information technology and communication services sectors.

Top contributors to relative performance during the period included Exact Sciences Corp., a molecular diagnostics company; Pinterest, Inc., a social media web and mobile application company; and Insulet Corp., an insulin pump maker.

Top detractors from relative performance included 2U, Inc., an online education services provider; Align Technology, Inc., a global medical device company; and Spotify Technology SA, a streaming music provider.

At the end of the period, the fund held overweight allocations to the health care, consumer discretionary, and communication services sectors. The industrials, information technology, and financials sectors represented the fund’s largest underweights.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
Mid Cap Stock Fund Class 1	5.71	11.60	14.48	73.11	286.71
Mid Cap Stock Fund Class NAV	5.74	11.66	14.55	73.55	288.84
Russell Midcap Growth Index[3,4]	5.96	10.72	14.85	66.38	299.39

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Mid Cap Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell Midcap Growth Index is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater than average growth orientation.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 0.92% and 0.87%, respectively, and the net expenses are 0.91% and 0.86%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Mid Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David J. Wallack

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that are within the S&P MidCap 400 Index or the Russell Midcap Value Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Financials	17.0
Health care	15.0
Materials	10.9
Energy	10.3
Consumer staples	10.2
Industrials	8.7
Real estate	6.5
Communication services	4.0
Information technology	3.8
Utilities	3.7
Consumer discretionary	3.5
Short-term investments and other	6.4

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2019, the Mid Value Fund Class NAV shares declined 8.82% and the Russell Midcap Value Index declined 3.13%.

Environment  >  Major U.S. stock indexes were mixed for the one-year period ended August 31, 2019, with large-caps significantly outperforming small-caps, which finished in negative territory, and growth indexes outperforming value across all market capitalizations. The period was marked by heightened volatility as familiar themes including escalating trade tensions, decelerating global growth, and the Federal Reserve’s changing monetary policy stance, persisted. The long-simmering trade dispute between the U.S. and China deepened after the U.S. announced new tariffs on Chinese goods in August, which led to a steep devaluation of the yuan to a level not seen over the past decade, although signs that both sides were preparing to resume negotiations in September provided some encouragement. While corporate earnings have been strong over the period, the U.S. manufacturing sector is beginning to show signs of slowdown due to the trade war, further dampening sentiment. However, solid labor data and improving consumer conditions mitigated the worsening outlook. Since March, the Fed stopped raising interest rates and displayed increased willingness to adjust interest rates as per the economic data, which finally culminated in a rate cut towards the end of July.

Real estate detracted the most from relative returns for the period due primarily to stock selection, but an underweight position in the sector also proved unhelpful. Shares of Realogy Holdings Corp., an integrated provider of real estate services in the United States, have been pressured by intensifying secular challenges within the real estate brokerage industry. Improved access to real estate data by consumers has lessened their reliance on the traditional agent, and agents themselves have begun to disassociate from some of the larger brokerage firms. Realogy’s lagging performance and aggressive strategy have weakened its financial condition and enhanced its risk profile, so we chose to exit our position in the company. Timberland real estate investment trust Rayonier, Inc., with assets located in timber-growing regions in the U.S. and New Zealand, was also a detractor for the period. Timber prices had shown strength early in 2018 amid strong demand for new housing, as well as some supply impacts from North American wildfires. Weakness in the stock has been driven by concerns over deceleration in housing market strength, interest rates, and export markets.

Utilities also hindered relative results due to stock choices and an underweight position. Shares of California-based regulated utility company PG&E Corp., which had been pressured by concerns regarding the potential liability and costs associated with significant recent wildfires in the state, plunged further on the announcement that the company would be filing for Chapter 11 bankruptcy protection. We maintain a favorable view of PG&E’s longer-term potential because we believe the utility is well positioned to benefit from grid modernization in California.

Conversely, stock selection in materials led relative results. Shares of gold miners Barrick Gold Corp. and Newmont Goldcorp Corp., along with gold-focused royalty and investment company Franco-Nevada Corp., benefited from the current market environment as their shares are highly levered to the price of gold.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
Mid Value Fund Class NAV	–8.82	4.87	10.50	26.81	171.42
Russell Midcap Value Index[3,4]	–3.13	5.88	12.46	33.05	223.49

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Mid Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.99% and the net expense is 0.98%. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Multi-Index Lifestyle Aggressive Portfolio

Subadvisors: Manulife Investment Management (US) LLC and Manulife Investment Management (North America) Limited
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks long-term growth of capital. Current income is not a consideration. The portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	66.6
Large blend	66.6
Unaffiliated investment companies	33.4
Equity	33.4

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Multi-Index Lifestyle Aggressive Portfolio Class 1 shares declined 1.01% and a blend of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index declined 0.04%.

Environment  >  The 12-month period ended August 31, 2019, was a volatile period for U.S. equity investors, complete with a steep drop in the fourth quarter of 2018, followed by an equally steep climb over the first four months of 2019.

Trade tensions negatively impacted stocks in the fourth quarter of 2018. A 0.25% interest rate increase by the U.S. Federal Reserve Board (Fed) in December — following one in September — also weighed on market sentiment. However, Fed chief Jerome Powell bolstered equity markets in early January when he backed away from the Fed’s earlier commitment to multiple interest rate increases in 2019. Subsequent comments led the market to anticipate that the Fed’s next move would be an interest rate cut, and this expectation, coupled with reasonably favorable economic and corporate earnings data, kept U.S. stocks on a mostly upward trajectory over the first eight months of 2019. On the final day of July, the Fed lowered its key policy interest rate by 0.25%, the first rate reduction since 2008.

In the bond market, Treasury yields moved higher into early November amid continued expectations of interest rate increases by the Fed. However, as investors grew more pessimistic about global economic growth and stock prices headed south in the fourth quarter, demand increased for lower-risk investments such as Treasury securities, which drove their prices up (and yields down).

Foreign stocks in developed markets performed roughly in line with U.S. stocks but generally lagged, as trade concerns were seen as a significant threat to international markets. Canadian stocks underperformed most major U.S. equity benchmarks and were relatively weak in response to trade worries and the depreciation of the Canadian dollar, as well as sharply falling crude oil prices for virtually the entire fourth quarter of 2018.

From an asset allocation perspective, underweight positions in U.S. large-cap equity as well as an overweight position in international developed equity detracted from returns. Strategic Equity Allocation Fund (Manulife Investment Management (US) LLC) detracted from returns during the period. Overweight positions in defensive equity and real assets contributed to returns.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Aggressive Portfolio Class R6 (began 12/30/13)	–0.88	6.37	—	6.99	36.19	—	46.68
Multi-Index Lifestyle Aggressive Portfolio Class 1 (began 12/30/13)	–1.01	6.33	—	6.95	35.93	—	46.40
S&P 500 Index[3,4]	2.92	10.11	—	10.77	61.89	—	78.59
MSCI EAFE Index[4,5]	–3.26	1.89	—	2.19	9.80	—	13.06
Blended Index[4,6]	–0.04	7.13	—	7.79	41.11	—	53.03

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Aggressive Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.
6	The Blended Index is composed of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.68% and Class R6 shares – 0.65%.

Multi-Index Lifestyle Balanced Portfolio

Subadvisors: Manulife Investment Management (US) LLC and Manulife Investment Management (North America) Limited
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% in underlying funds that invest primarily in fixed-income securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	36.1
Large blend	36.1
Unaffiliated investment companies	58.3
Fixed income	38.5
Equity	19.8
Short-term investments	5.6

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Multi-Index Lifestyle Balanced Portfolio Class 1 shares returned 3.31% and a blend of 42% Russell 3000 Index, 18% MSCI AC World ex-U.S.A. Index, 8% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 32% Bloomberg Barclays U.S. Aggregate Bond Index returned 4.04%.

Environment  >  The 12-month period ended August 31, 2019, was a volatile period for U.S. equity investors, complete with a steep drop in the fourth quarter of 2018, followed by an equally steep climb over the first four months of 2019.

Trade tensions negatively impacted stocks in the fourth quarter of 2018. A 0.25% interest rate increase by the U.S. Federal Reserve Board (Fed) in December — following one in September — also weighed on market sentiment. However, Fed chief Jerome Powell bolstered equity markets in early January when he backed away from the Fed’s earlier commitment to multiple interest rate increases in 2019. Subsequent comments led the market to anticipate that the Fed’s next move would be an interest rate cut, and this expectation, coupled with reasonably favorable economic and corporate earnings data, kept U.S. stocks on a mostly upward trajectory over the first eight months of 2019. On the final day of July, the Fed lowered its key policy interest rate by 0.25%, the first rate reduction since 2008.

In the bond market, Treasury yields moved higher into early November amid continued expectations of interest rate increases by the Fed. However, as investors grew more pessimistic about global economic growth and stock prices headed south in the fourth quarter, demand increased for lower-risk investments such as Treasury securities, which drove their prices up.

Foreign stocks in developed markets performed roughly in line with U.S. stocks but generally lagged, as trade concerns were seen as a threat to international markets. Canadian stocks underperformed most major U.S. equity benchmarks, and were relatively weak in response to trade worries and the depreciation of the Canadian dollar, as well as falling crude oil prices for virtually the entire fourth quarter of 2018.

From an asset allocation perspective, an underweight position in U.S. large-cap equity detracted from returns, as did overweight positions in international developed equity and floating rate loans. Strategic Equity Allocation Fund (Manulife Investment Management (US) LLC) detracted from returns. Overweight positions in defensive equity and real assets contributed to returns, as did an underweight position in emerging market equity.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Balanced Portfolio Class R6 (began 12/30/13)	3.26	5.15	—	5.73	28.52	—	37.16
Multi-Index Lifestyle Balanced Portfolio Class 1 (began 12/30/13)	3.31	5.12	—	5.71	28.35	—	37.00
S&P 500 Index[3,4]	2.92	10.11	—	10.77	61.89	—	78.59
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	10.17	3.35	—	3.82	17.89	—	23.68
Blended Index[4,6]	4.04	5.90	—	6.48	33.22	—	42.77

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Balanced Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6	The Blended Index is composed of 42% Russell 3000 Index, 18% MSCI AC World ex-U.S.A. Index, 8% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 32% Bloomberg Barclays U.S. Aggregate Bond Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.71% and Class R6 shares – 0.67%.

Multi-Index Lifestyle Conservative Portfolio

Subadvisors: Manulife Investment Management (US) LLC and Manulife Investment Management (North America) Limited
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks a high level of current income and with some consideration given to growth of capital. The portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	11.4
Large Blend	11.4
Unaffiliated investment companies	88.6
Fixed Income	79.3
Equity	9.3

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Multi-Index Lifestyle Conservative Portfolio Class 1 shares returned 7.05% and a blend of 14% Russell 3000 Index, 6% MSCI AC World ex-U.S.A. Index, 16% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 64% Bloomberg Barclays U.S. Aggregate Bond Index returned 7.77%.

Environment  >  The 12-month period ended August 31, 2019, was a volatile period for U.S. equity investors, complete with a steep drop in the fourth quarter of 2018, followed by an equally steep climb over the first four months of 2019.

Trade tensions negatively impacted stocks in the fourth quarter of 2018. A 0.25% interest rate increase by the U.S. Federal Reserve Board (Fed) in December — following one in September — also weighed on market sentiment. However, Fed chief Jerome Powell bolstered equity markets in early January when he backed away from the Fed’s earlier commitment to multiple interest rate increases in 2019. Subsequent comments led the market to anticipate that the Fed’s next move would be an interest rate cut, and this expectation, coupled with reasonably favorable economic and corporate earnings data, kept U.S. stocks on a mostly upward trajectory over the first eight months of 2019. On the final day of July, the Fed lowered its key policy interest rate by 0.25%, the first rate reduction since 2008.

In the bond market, Treasury yields moved higher into early November amid continued expectations of interest rate increases by the Fed. However, as investors grew more pessimistic about global economic growth and stock prices headed south in the fourth quarter, demand increased for lower-risk investments such as Treasury securities, which drove their prices up (and yields down).

Foreign stocks in developed markets performed roughly in line with U.S. stocks but generally lagged, as trade concerns were seen as a significant threat to international markets. Canadian stocks underperformed most major U.S. equity benchmarks, and were relatively weak in response to trade worries and the depreciation of the Canadian dollar, as well as sharply falling crude oil prices for virtually the entire fourth quarter of 2018.

From an asset allocation perspective, an underweight position in U.S. large-cap equity and an overweight position in floating rate loans detracted from returns. Strategic Equity Allocation Fund (Manulife Investment Management (US) LLC) and manager selection in core fixed income strategies detracted from returns. Overweight positions in defensive equity and emerging market debt contributed to returns, as did an underweight position in high yield fixed income.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Conservative Portfolio Class R6 (began 12/30/13)	7.09	3.70	—	4.24	19.92	—	26.57
Multi-Index Lifestyle Conservative Portfolio Class 1 (began 12/30/13)	7.05	3.65	—	4.21	19.66	—	26.33
S&P 500 Index[3,4]	2.92	10.11	—	10.77	61.89	—	78.59
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	10.17	3.35	—	3.82	17.89	—	23.68
Blended Index[4,6]	7.77	4.47	—	4.97	24.43	—	31.67

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Conservative Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expense or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6	The Blended Index is composed of 14% Russell 3000 Index, 6% MSCI AC World ex-U.S.A. Index, 16% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 64% Bloomberg Barclays U.S. Aggregate Bond Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expenses are 0.76% and 0.72%, respectively, and the net expenses are 0.74% and 0.70%, respectively. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Multi-Index Lifestyle Growth Portfolio

Subadvisors: Manulife Investment Management (US) LLC and Manulife Investment Management (North America) Limited
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks long-term growth of capital. Current income is also a consideration. The portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities, and approximately 20% in underlying funds that invest primarily in fixed-income securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	52.4
Large blend	52.4
Unaffiliated investment companies	47.6
Equity	26.6
Fixed income	21.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Multi-Index Lifestyle Growth Portfolio Class 1 shares returned 1.27% and a blend of 56% Russell 3000 Index, 24% MSCI AC World ex-U.S.A Index, 4% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 16% Bloomberg Barclays U.S. Aggregate Bond Index returned 2.04%.

Environment  >  The 12-month period ended August 31, 2019, was a volatile period for U.S. equity investors, complete with a steep drop in the fourth quarter of 2018, followed by an equally steep climb over the first four months of 2019.

Trade tensions negatively impacted stocks in the fourth quarter of 2018. A 0.25% interest rate increase by the U.S. Federal Reserve Board (Fed) in December — following one in September — also weighed on market sentiment. However, Fed chief Jerome Powell bolstered equity markets in early January when he backed away from the Fed’s earlier commitment to multiple interest rate increases in 2019. Subsequent comments led the market to anticipate that the Fed’s next move would be an interest rate cut, and this expectation, coupled with reasonably favorable economic and corporate earnings data, kept U.S. stocks on a mostly upward trajectory over the first eight months of 2019. On the final day of July, the Fed lowered its key policy interest rate by 0.25%, the first rate reduction since 2008.

In the bond market, Treasury yields moved higher into early November amid continued expectations of interest rate increases by the Fed. However, as investors grew more pessimistic about global economic growth and stock prices headed south in the fourth quarter, demand increased for lower-risk investments such as Treasury securities, which drove their prices up.

Foreign stocks in developed markets performed roughly in line with U.S. stocks but generally lagged, as trade concerns were seen as a threat to international markets. Canadian stocks underperformed most major U.S. equity benchmarks, and were relatively weak in response to trade worries and the depreciation of the Canadian dollar, as well as falling crude oil prices for virtually the entire fourth quarter of 2018.

From an asset allocation perspective, an underweight position in U.S. large-cap equity detracted from returns, as did overweight positions in international developed equity and floating rate loans. Strategic Equity Allocation Fund (Manulife Investment Management (US) LLC) detracted from returns during the period. Overweight positions in defensive equity and real assets contributed to returns, as did an underweight position in emerging market equity.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Growth Portfolio Class R6 (began 12/30/13)	1.30	5.81	—	6.38	32.62	—	42.04
Multi-Index Lifestyle Growth Portfolio Class 1 (began 12/30/13)	1.27	5.77	—	6.35	32.37	—	41.77
S&P 500 Index[3,4]	2.92	10.11	—	10.77	61.89	—	78.59
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	10.17	3.35	—	3.82	17.89	—	23.68
Blended Index[4,6]	2.04	6.54	—	7.16	37.29	—	48.02

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Growth Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6	The Blended Index is composed of 56% Russell 3000 Index, 24% MSCI AC World ex-U.S.A. Index, 4% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 16% Bloomberg Barclays U.S. Aggregate Bond Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.68% and Class R6 shares – 0.64%.

Multi-Index Lifestyle Moderate Portfolio

Subadvisors: Manulife Investment Management (US) LLC and Manulife Investment Management (North America) Limited
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks a balance between a high level of current income and growth of capital, with greater emphasis on income. The portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	25.4
Large blend	25.4
Unaffiliated investment companies	74.6
Fixed income	60.1
Equity	14.5

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Multi-Index Lifestyle Moderate Portfolio Class 1 shares returned 5.64% and a blend of 28% Russell 3000 Index, 12% MSCI AC World ex-U.S.A. Index, 12% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 48% Bloomberg Barclays U.S. Aggregate Bond Index returned 5.95%.

Environment  >  The 12-month period ended August 31, 2019, was a volatile period for U.S. equity investors, complete with a steep drop in the fourth quarter of 2018, followed by an equally steep climb over the first four months of 2019.

Trade tensions negatively impacted stocks in the fourth quarter of 2018. A 0.25% interest rate increase by the U.S. Federal Reserve Board (Fed) in December — following one in September — also weighed on market sentiment. However, Fed chief Jerome Powell bolstered equity markets in early January when he backed away from the Fed’s earlier commitment to multiple interest rate increases in 2019. Subsequent comments led the market to anticipate that the Fed’s next move would be an interest rate cut, and this expectation, coupled with reasonably favorable economic and corporate earnings data, kept U.S. stocks on a mostly upward trajectory over the first eight months of 2019. On the final day of July, the Fed lowered its key policy interest rate by 0.25%, the first rate reduction since 2008.

In the bond market, Treasury yields moved higher into early November amid continued expectations of interest rate increases by the Fed. However, as investors grew more pessimistic about global economic growth and stock prices headed south in the fourth quarter, demand increased for lower-risk investments such as Treasury securities, which drove their prices up (and yields down).

Foreign stocks in developed markets performed roughly in line with U.S. stocks but generally lagged, as trade concerns were seen as a threat to international markets. Canadian stocks underperformed most major U.S. equity benchmarks, and were relatively weak in response to trade worries and the depreciation of the Canadian dollar, as well as falling crude oil prices for virtually the entire fourth quarter of 2018.

From an asset allocation perspective, an underweight position in U.S. large-cap equity and an overweight position in floating rate loans detracted from returns. Strategic Equity Allocation Fund (Manulife Investment Management (US) LLC) and manager selection in core fixed income strategies detracted from returns. Overweight positions in defensive equity and emerging market debt contributed to returns, as did underweight positions in small-cap equity and high yield fixed income.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Moderate Portfolio Class R6 (began 12/30/13)	5.58	4.46	—	4.99	24.38	—	31.81
Multi-Index Lifestyle Moderate Portfolio Class 1 (began 12/30/13)	5.64	4.45	—	4.97	24.34	—	31.67
S&P 500 Index[3,4]	2.92	10.11	—	10.77	61.89	—	78.59
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	10.17	3.35	—	3.82	17.89	—	23.68
Blended Index[4,6]	5.95	5.21	—	5.75	28.92	—	37.30

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2	Since inception, a portion of the Multi-Index Lifestyle Moderate Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index comprised of 500 widely traded U.S. common stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.
6	The Blended Index is composed of 28% Russell 3000 Index, 12% MSCI AC World ex-U.S.A. Index, 12% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 48% Bloomberg Barclays U.S. Aggregate Bond Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.74% and Class R6 shares – 0.70%.

Real Estate Securities Fund

Subadvisor: DWS Investment Management Americas Inc.
Portfolio Managers: Robert Thomas, John W. Vojticek, David W. Zonavetch, CPA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to achieve a combination of long-term capital appreciation and current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (REITs) and real estate companies.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Specialized REITs	22.3
Residential REITs	19.9
Health care REITs	13.4
Industrial REITs	10.3
Retail REITs	10.3
Office REITs	10.0
Diversified REITs	8.7
Hotel and resort REITs	3.8
IT consulting and other services	1.0
Short-term investments and other	0.3

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Real Estate Securities Fund Class 1 shares returned 17.35% and the MSCI U.S. REIT Index returned 12.03%.

Environment  >  Over the past one-year, US REITs widely outperformed the broader equity market (as represented by the S&P 500 Index). To start Q4 2018, October marked the worst month for equity markets since 2011 as U.S. stocks lost nearly $2 trillion in value driven by a broad-based technology rout. Midterm election results diminished investors’ fears in November as riskier assets curried favor after Democrats won control of the House of Representatives and Republicans held the Senate, but this delicate balance shifted sharply in December as volatility, U.S. dollar weakness, and adverse macro events shook investor confidence. Entering 2019, expectations of an accord between the world’s economic superpowers combined with better-than expected corporate earnings and a less-hawkish stance from some of the biggest central banks sent stocks sharply higher in the first two months of the year. However, U.S. stocks came under pressure in May as the U.S. imposed new tariffs on Chinese goods whilst China responded by targeting some of the biggest U.S. exporters. June marked a rebound for U.S. equity markets amidst expectations for central bank support and optimism for progress on trade talks at the end-of-month G20 summit, but this was short lived as President Trump imposed additional tariffs on Chinese imports which escalated the trade war with China. In response, 30-year U.S. treasury yields dropped below 2% in August. The U.S. dollar rallied alongside Gold, indicating heightened demand for safe havens, and the U.S. yield curve inverted, fueling recessionary fears. Federal Reserve comments were largely in line with expectations, with potential cuts on the horizon later this year. In this environment, defensive oriented REITs found favor amongst investors and comfortably outperformed.

For the annual reporting period ending August 31, 2019, the fund outperformed the MSCI U.S. REIT Index. Relative outperformance was the result of both strong stock selection and sector allocation effects. Over the one-year period, performance was driven by positive stock selection, particularly in the net lease, specialty, office, and regional malls sectors. Weak stock selection in the apartments sector marginally offset this. Sector allocation was strong, with underweight allocations to the underperforming regional malls and hotels sectors the primary contributors. On the flip side, the allocation to the specialty segment detracted slightly during the period. The off-benchmark allocation to tower REITs was also notably additive. During the last year, the fund’s largest overweight sectors included apartments and towers, while the regional malls and hotels sectors were the largest underweight allocations.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
Real Estate Securities Fund Class 1	17.35	9.18	13.84	55.11	265.41
MSCI U.S. REIT Index[3,4]	12.03	8.16	13.41	47.99	252.05

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Real Estate Securities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI U.S. REIT Index is an unmanaged index consisting of the most actively traded REITs.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares the gross expenses are 0.81% and the net expenses are 0.80%. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Science & Technology Fund

Subadvisors: T. Rowe Price Associates Inc. and Allianz Global Investors U.S., LLC
Portfolio Managers: Ken Allen (T. Rowe), Huachen Chen (Allianz), Walter C. Price (Allianz), Michael A. Seidenberg (Allianz)

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Current income is incidental to the fund’s objective. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	55.6
Communication services	19.9
Consumer discretionary	16.7
Health care	1.1
Industrials	0.4
Materials	0.2
Short-term investments and other	6.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Science & Technology Fund Class NAV shares returned 3.19% and the Lipper Science & Technology Index returned 2.27%.

Environment  >  Despite the abrupt sell-off in the final quarter of 2018, sparked by a convergence of multiple headwinds, equities delivered modest gains over the full period. Within the technology sector, global semiconductor and hardware stocks lagged due to the ongoing trade tensions between the US and China. Supply chains and end markets are highly connected between the two countries, making the impact more acute for these groups. Software and services stocks held up better given lower exposures to China trade uncertainties and earnings reports that largely supported the view of stable and healthy growth.

Allianz Global Investors US LLC

Higher growth software companies delivered strong performance despite the macro headwinds. Overweight positions in Okta, Inc., Paycom Software, Inc., Twilio, Inc., MongoDB, Inc., and ServiceNow Inc. positively contributed to relative performance. These stocks performed well during the period due to higher demand for their innovative product offerings, which led to consistently strong operational results. The fund’s relative performance was hurt mostly by overweight positions in companies that were negatively impacted by slower demand, partly due to the trade war with China. Overweight positions in NetApp, Inc., DXC Technology, and Nutanix, Inc. (sold prior to year end) were the largest relative detractors. Additionally, our overweight positions in Square, Inc. and Bloom Energy Corp. weighed on relative performance.

We continue to believe the technology sector can provide some of the best absolute and relative return opportunities in the equity markets — especially for bottom-up stock pickers. The growth in technology is coming from the creation of new markets. Investors need to find companies generating growth by creating new markets or effecting significant change on old markets. Sectors such as automobiles, advertising, security, retail, and manufacturing are all being shaped and transformed by advances in technology.

T. Rowe Price Associates, Inc.

Software contributed the most to relative performance, as the value added by stock selection more than offset the drag from the fund’s below-benchmark allocation to this subsector. In October 2018, shares of Red Hat, Inc. surged after IBM announced an agreement to acquire the industry leader in Linux operating systems and open-source solutions. We exited Red Hat. We initiated a position in salesforce.com, Inc. when the stock came under pressure after the company announced the proposed acquisition of Tableau Software. This opportunism resulted in superior relative performance when the stock began to regain some of its lost ground, lifted in part by strong second-quarter results and forward guidance that underscored salesforce.com’s ability to deliver impressive top-line growth for a company of its size. Synopsys, Inc. also contributed to performance in this sector. Equity selection in internet also lifted relative results and more than counterbalanced the negative effects from the fund’s sizable overweight in this subsector.

Conversely, hardware detracted the most from relative performance, as the contribution from the fund’s underweight allocation to this subsector was not enough to offset stock selection’s negative effects. Shares of Coherent, Inc., a leading producer of specialty lasers in a variety of end markets, sold off with the broader equity market in December 2018. Worries about the uncertain macro outlook and ongoing weakness in the OLED market likely exacerbated this downside. Although the stock rallied in the new year on hopes that trade negotiations between the U.S. and China might lead to a deal and lift the economy, the stock failed to recover all its lost ground. We exited Coherent to reflect a shift in our views regarding the company’s opportunity to expand its service revenue in coming years. Not owning any names in financial services — the top-performing subsector in the benchmark—likewise weighed on the fund’s relative results.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Science & Technology Fund Class NAV (began 2/14/13)	3.19	15.49	—	18.57	105.41	—	204.82
S&P 500 Index[3,4]	2.92	10.11	—	12.82	61.89	—	120.18
Lipper Science & Technology Index[4,5]	2.27	14.65	—	16.96	98.09	—	178.68

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Science & Technology Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Lipper Science & Technology Index consists of the 30 largest funds in the Lipper peer category that invest primarily in the equity securities of domestic companies engaged in science and technology.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 1.12% and the net expense is 1.11%. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Small Company Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: J. David Wagner, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of investment.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Financials	26.8
Industrials	14.0
Real estate	11.0
Consumer discretionary	9.2
Information technology	8.8
Utilities	7.0
Health care	6.7
Energy	5.5
Materials	4.1
Consumer staples	3.0
Communication services	2.2
Short-term investments and other	1.7

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2019, the Small Company Value Fund Class 1 shares declined 10.16% and the Russell 2000 Value Index declined 14.89%.

Environment  >  Major U.S. stock indexes were mixed for the one-year period ended August 31, 2019, with large-caps significantly outperforming small-caps, which finished in negative territory, and growth indexes outperforming value across all market capitalizations. The period was marked by heightened volatility as familiar themes including escalating trade tensions, decelerating global growth, and the Federal Reserve’s changing monetary policy stance, persisted. The long-simmering trade dispute between the U.S. and China deepened after the U.S. announced new tariffs on Chinese goods in August, which led to a steep devaluation of the yuan to a level not seen over the past decade, although signs that both sides were preparing to resume negotiations in September provided some encouragement. While corporate earnings have been strong over the period, the U.S. manufacturing sector is beginning to show signs of slowdown due to the trade war, further dampening sentiment. However, solid labor data and improving consumer conditions mitigated the worsening outlook. Since March, the Fed stopped raising interest rates and displayed increased willingness to adjust interest rates as per the economic data, which finally culminated in a rate cut towards the end of July.

Stock selection in health care led relative results. Atrion Corp. develops and manufactures proprietary components for medical devices used mainly in fluid delivery applications. We believe the firm is a quality company that generates regular cash flow. It benefited from tax reform more than many industry peers and held up well in a generally challenged health sector. The Ensign Group, Inc. is an operator of subsidiaries providing a broad spectrum of skilled nursing and assisted living services. During the period, the company announced that it would spin off its home health, hospice, senior living, and mobile diagnostics businesses into a separately traded entity, allowing for the acceleration of growth in both organizations. Ensign’s unique, localized leadership structure should allow it to continue to consolidate inexpensive acquisitions in a fragmented industry.

Industrials also added value due to stock choices. FTI Consulting, Inc. is a professional services firm that is well known for its bankruptcy and economic consulting practices. Their services tend to thrive in cyclical environments like the current economic backdrop. Recent strength has been particularly prominent in the corporate finance and restructuring segment, as well as the forensic and litigation consulting segment. Consumer discretionary also added value due to stock picks, specifically Strategic Education, Inc.

Conversely, stock selection in information technology detracted the most from relative performance. GTT Communications, Inc. is an asset-light, technology agnostic provider of cloud networking services primarily to multinational clients. The company offers wide area network, internet, managed network, security, voice, and unified communications services. With operations in over 100 countries, GTT operates one of the five largest Tier 1 IP networks in the world. Shares declined on first-quarter 2019 results that fell short of expectations, partially attributed to acquisitions that have not yet been fully integrated. We continue to believe this is a compelling long-term investment with minimal capital expenditure requirements and a highly recurring revenue base.

Financials also weighed on returns due primarily to stock choices although an underweight position also proved unhelpful. Green Dot Corp. is the leading provider of general-purpose reloadable cards in the U.S. Shares plunged following a 20% cut to forward guidance attributed to the funding of a marketing campaign for a new direct bank. Although we have a favorable view of Green Dot’s core business and believe it could become a substantially larger platform over time with solid execution, uncertainty regarding the outcome of the company’s entrance into this new business could pressure shares in the near term.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
Small Company Value Fund Class 1	–10.16	6.77	10.66	38.75	175.46
Russell 2000 Value Index[3,4]	–14.89	4.63	10.05	25.39	160.46

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Small Company Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares the gross expenses are 1.23% and the net expenses are 1.22%. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

Strategic Equity Allocation Fund

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Manager: Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks capital appreciation. The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	18.1
Financials	16.9
Health care	11.7
Consumer discretionary	10.2
Industrials	9.2
Consumer staples	8.3
Communication services	6.8
Energy	4.9
Materials	3.8
Real estate	3.6
Utilities	3.3
Short-term investments and other	3.2

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2019, the Strategic Equity Allocation Fund Class NAV shares declined 1.78% and a blend of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index declined 0.04%.

Environment  >  The 12-month period ended August 31, 2019, was a volatile period for U.S. equity investors, complete with a steep drop in the fourth quarter of 2018, followed by an equally steep climb over the first four months of 2019.

Trade tensions negatively impacted stocks in the fourth quarter of 2018. A 0.25% interest rate increase by the U.S. Federal Reserve Board (Fed) in December — following one in September — also weighed on market sentiment. However, Fed chief Jerome Powell bolstered equity markets in early January when he backed away from the Fed’s earlier commitment to multiple interest rate increases in 2019. Subsequent comments led the market to anticipate that the Fed’s next move would be an interest rate cut, and this expectation, coupled with reasonably favorable economic and corporate earnings data, kept U.S. stocks on a mostly upward trajectory over the first eight months of 2019. On the final day of July, the Fed lowered its key policy interest rate by 0.25%, the first rate reduction since 2008.

In the bond market, Treasury yields moved higher into early November amid continued expectations of interest rate increases by the Fed. However, as investors grew more pessimistic about global economic growth and stock prices headed south in the fourth quarter, demand increased for lower-risk investments such as Treasury securities, which drove their prices up (and yields down).

Foreign stocks in developed markets performed roughly in line with U.S. stocks but generally lagged, as trade concerns were seen as a significant threat to international markets. Canadian stocks underperformed most major U.S. equity benchmarks, and were relatively weak in response to trade worries and the depreciation of the Canadian dollar, as well as sharply falling crude oil prices for virtually the entire fourth quarter of 2018.

From an asset allocation perspective, an overweight position in large-capitalization U.S. stocks, relative to small- and mid-cap U.S. stocks, contributed to returns, as did an underweight position in emerging markets relative to developed markets. Country rotation within developed markets also contributed to returns.

Sector and industry rotation within the U.S. detracted from returns, as did country rotation within emerging markets.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Strategic Equity Allocation Fund Class NAV (began 4/13/12)	–1.78	6.16	—	9.60	34.86	—	96.69
S&P 500 Index[3,4]	2.92	10.11	—	13.17	61.89	—	149.20
Blended Index[4,5]	–0.04	7.13	—	10.45	41.11	—	108.25

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Blended Index is composed of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.67% and the net expense is 0.66%. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

U.S. Strategic Equity Allocation Fund

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Manager: Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks capital appreciation. The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities of any market capitalization, including futures on indexes of equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Information technology	25.1
Health care	14.1
Financials	12.8
Consumer discretionary	10.2
Industrials	7.9
Communication services	7.3
Consumer staples	6.6
Energy	4.4
Real estate	4.1
Utilities	3.4
Materials	1.7
Short-term investments and other	2.4

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2019, the U.S. Strategic Equity Allocation Fund Class NAV shares declined 0.34% and the Russell 3000 Index returned 1.31%.

Environment  >  The 12-month period ended August 31, 2019, was a volatile period for U.S. equity investors, complete with a steep drop in the fourth quarter of 2018, followed by an equally steep climb over the first four months of 2019.

Trade tensions negatively impacted stocks in the fourth quarter of 2018. A 0.25% interest rate increase by the U.S. Federal Reserve Board (Fed) in December — following one in September — also weighed on market sentiment. However, Fed chief Jerome Powell bolstered equity markets in early January when he backed away from the Fed’s earlier commitment to multiple interest rate increases in 2019. Subsequent comments led the market to anticipate that the Fed’s next move would be an interest rate cut, and this expectation, coupled with reasonably favorable economic and corporate earnings data, kept U.S. stocks on a mostly upward trajectory over the first eight months of 2019. On the final day of July, the Fed lowered its key policy interest rate by 0.25%, the first rate reduction since 2008.

In the bond market, Treasury yields moved higher into early November amid continued expectations of interest rate increases by the Fed. However, as investors grew more pessimistic about global economic growth and stock prices headed south in the fourth quarter, demand increased for lower-risk investments such as Treasury securities, which drove their prices up (and yields down).

Foreign stocks in developed markets performed roughly in line with U.S. stocks but generally lagged, as trade concerns were seen as a significant threat to international markets. Canadian stocks underperformed most major U.S. equity benchmarks, and were relatively weak in response to trade worries and the depreciation of the Canadian dollar, as well as sharply falling crude oil prices for virtually the entire fourth quarter of 2018.

From an asset allocation perspective, underweight positions in U.S. small- and mid-capitalization equity contributed to returns, as did an exposure to the software industry.

Sector and industry rotation detracted from returns. Specific positions that detracted from returns include exposures to the technology hardware and semiconductor industries.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
U.S. Strategic Equity Allocation Fund Class NAV (began 9/26/16)	–0.34	—	—	11.98	—	—	39.32
Russell 3000 Index[3,4]	1.31	—	—	12.54	—	—	41.40

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the U.S. Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense is 0.65% and the net expense is 0.64%. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2019 through August 31, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Capital Appreciation Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,041.90	$4.07	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,042.50	3.81	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Capital Appreciation Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,072.10	$4.23	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Health Sciences Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 978.40	$5.24	1.05%
	Hypothetical example	1,000.00	1,019.90	5.35	1.05%
International Growth Stock Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,051.80	$5.12	0.99%
	Hypothetical example	1,000.00	1,020.20	5.04	0.99%
International Small Cap Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 959.30	$6.17	1.25%
	Hypothetical example	1,000.00	1,018.90	6.36	1.25%
Class NAV	Actual expenses/actual returns	1,000.00	959.30	5.78	1.17%
	Hypothetical example	1,000.00	1,019.30	5.95	1.17%
International Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 992.30	$2.86	0.57%
	Hypothetical example	1,000.00	1,022.30	2.91	0.57%

John Hancock Funds II
Shareholder expense example

		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
International Value Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 909.90	$4.72	0.98%
	Hypothetical example	1,000.00	1,020.30	4.99	0.98%
Class NAV	Actual expenses/actual returns	1,000.00	910.20	4.33	0.90%
	Hypothetical example	1,000.00	1,020.70	4.58	0.90%
Mid Cap Stock Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,053.90	$4.76	0.92%
	Hypothetical example	1,000.00	1,020.60	4.69	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	1,054.20	4.50	0.87%
	Hypothetical example	1,000.00	1,020.80	4.43	0.87%
Mid Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 974.10	$4.68	0.94%
	Hypothetical example	1,000.00	1,020.50	4.79	0.94%
Multi-Index Lifestyle Aggressive Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,024.80	$1.28	0.25% [2]
	Hypothetical example	1,000.00	1,023.90	1.28	0.25% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,023.90	1.43	0.28% [2]
	Hypothetical example	1,000.00	1,023.80	1.43	0.28% [2]
Multi-Index Lifestyle Balanced Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,041.90	$1.85	0.36% [2]
	Hypothetical example	1,000.00	1,023.40	1.84	0.36% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,042.70	2.06	0.40% [2]
	Hypothetical example	1,000.00	1,023.20	2.04	0.40% [2]
Multi-Index Lifestyle Conservative Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,058.40	$2.59	0.50% [2]
	Hypothetical example	1,000.00	1,022.70	2.55	0.50% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,058.20	2.80	0.54% [2]
	Hypothetical example	1,000.00	1,022.50	2.75	0.54% [2]
Multi-Index Lifestyle Growth Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,034.00	$1.54	0.30% [2]
	Hypothetical example	1,000.00	1,023.70	1.53	0.30% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,034.10	1.74	0.34% [2]
	Hypothetical example	1,000.00	1,023.50	1.73	0.34% [2]
Multi-Index Lifestyle Moderate Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,052.30	$2.28	0.44% [2]
	Hypothetical example	1,000.00	1,023.00	2.24	0.44% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,053.10	2.43	0.47% [2]
	Hypothetical example	1,000.00	1,022.80	2.40	0.47% [2]
Real Estate Securities Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,139.40	$4.31	0.80%
	Hypothetical example	1,000.00	1,021.20	4.08	0.80%
Science & Technology Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,072.00	$5.54	1.06%
	Hypothetical example	1,000.00	1,019.90	5.40	1.06%
Small Company Value Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 987.00	$5.91	1.18%
	Hypothetical example	1,000.00	1,019.30	6.01	1.18%
Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,020.10	$2.70	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
U.S. Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,040.10	$2.73	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 14.9%
Entertainment – 4.4%
Netflix, Inc. (A)	174,010	$51,115,438
The Walt Disney Company	188,922	25,931,434
		77,046,872
Interactive media and services – 10.5%
Alphabet, Inc., Class A (A)	38,879	46,286,616
Alphabet, Inc., Class C (A)	38,898	46,214,714
Facebook, Inc., Class A (A)	331,042	61,464,568
Tencent Holdings, Ltd.	677,181	27,957,773
		181,923,671
		258,970,543
Consumer discretionary – 19.2%
Automobiles – 1.3%
Tesla, Inc. (A)(B)	102,188	23,054,635
Hotels, restaurants and leisure – 2.2%
Chipotle Mexican Grill, Inc. (A)	26,034	21,827,426
Marriott International, Inc., Class A	124,916	15,746,911
		37,574,337
Internet and direct marketing retail – 8.5%
Alibaba Group Holding, Ltd., ADR (A)	255,896	44,789,477
Amazon.com, Inc. (A)	57,360	101,887,992
		146,677,469
Specialty retail – 1.5%
The Home Depot, Inc.	115,861	26,405,881
Textiles, apparel and luxury goods – 5.7%
adidas AG	37,391	11,079,392
Kering SA	44,902	21,757,200
Lululemon Athletica, Inc. (A)	163,619	30,215,521
NIKE, Inc., Class B	430,809	36,403,361
		99,455,474
		333,167,796
Consumer staples – 5.0%
Beverages – 0.8%
Constellation Brands, Inc., Class A	64,627	13,206,527
Food and staples retailing – 2.2%
Costco Wholesale Corp.	132,394	39,024,455
Personal products – 2.0%
The Estee Lauder Companies, Inc., Class A	171,899	34,034,283
		86,265,265
Financials – 2.2%
Banks – 0.8%
JPMorgan Chase & Co.	126,250	13,869,825
Capital markets – 1.4%
S&P Global, Inc.	93,062	24,213,802
		38,083,627
Health care – 10.8%
Biotechnology – 3.0%
Alexion Pharmaceuticals, Inc. (A)	25,087	2,527,766
BioMarin Pharmaceutical, Inc. (A)	160,046	12,013,053
Exact Sciences Corp. (A)	75,177	8,962,602
Sage Therapeutics, Inc. (A)	49,306	8,464,361
Vertex Pharmaceuticals, Inc. (A)	117,416	21,137,228
		53,105,010
Health care equipment and supplies – 4.1%
Danaher Corp.	122,943	17,468,971
DexCom, Inc. (A)	50,093	8,596,460
Edwards Lifesciences Corp. (A)	97,237	21,571,056
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	46,046	$23,545,162
		71,181,649
Health care providers and services – 0.2%
Guardant Health, Inc. (A)	38,934	3,407,893
Life sciences tools and services – 1.7%
Illumina, Inc. (A)	104,658	29,444,482
Pharmaceuticals – 1.8%
AstraZeneca PLC, ADR	691,389	31,133,247
		188,272,281
Industrials – 6.5%
Aerospace and defense – 5.0%
Airbus SE	121,994	16,809,958
Safran SA	158,533	23,025,608
The Boeing Company	129,050	46,985,815
		86,821,381
Road and rail – 1.5%
Uber Technologies, Inc. (A)(B)	154,785	5,041,347
Union Pacific Corp.	131,717	21,332,885
		26,374,232
		113,195,613
Information technology – 38.7%
IT services – 13.6%
Adyen NV (A)(C)	31,410	22,771,985
FleetCor Technologies, Inc. (A)	98,985	29,537,124
Mastercard, Inc., Class A	269,067	75,707,382
PayPal Holdings, Inc. (A)	221,039	24,104,303
Square, Inc., Class A (A)	190,445	11,777,119
Twilio, Inc., Class A (A)	60,824	7,935,707
Visa, Inc., Class A	355,362	64,256,557
		236,090,177
Semiconductors and semiconductor equipment – 5.3%
Broadcom, Inc.	69,327	19,594,583
NVIDIA Corp.	206,477	34,586,962
QUALCOMM, Inc.	310,948	24,182,426
Universal Display Corp.	25,236	5,185,241
Xilinx, Inc.	85,098	8,855,298
		92,404,510
Software – 16.4%
Adobe, Inc. (A)	151,767	43,179,229
Microsoft Corp.	653,407	90,078,689
salesforce.com, Inc. (A)	467,139	72,906,384
SAP SE, ADR	123,874	14,759,587
ServiceNow, Inc. (A)	81,160	21,250,934
Splunk, Inc. (A)	182,545	20,412,182
Workday, Inc., Class A (A)	127,761	22,649,470
		285,236,475
Technology hardware, storage and peripherals – 3.4%
Apple, Inc.	283,006	59,074,672
		672,805,834
Real estate – 1.7%
Equity real estate investment trusts – 1.7%
American Tower Corp.	78,470	18,063,009
Crown Castle International Corp.	77,714	11,281,741
		29,344,750
TOTAL COMMON STOCKS (Cost $824,736,887)		$1,720,105,709

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL – 1.5%
John Hancock Collateral Trust, 2.1920% (D)(E)	2,543,974	$25,457,039
TOTAL SECURITIES LENDING COLLATERAL (Cost $25,453,468)		$25,457,039
SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	255,622	255,622
TOTAL SHORT-TERM INVESTMENTS (Cost $255,622)		$255,622
Total Investments (Capital Appreciation Fund) (Cost $850,445,977) – 100.5%		$1,745,818,370
Other assets and liabilities, net – (0.5%)		(9,003,985)
TOTAL NET ASSETS – 100.0%		$1,736,814,385
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 62.4%
Communication services – 3.7%
Interactive media and services – 3.7%
Alphabet, Inc., Class A (A)(B)	2,638	$3,140,618
Alphabet, Inc., Class C (B)	30,720	36,498,432
Facebook, Inc., Class A (B)	102,900	19,105,443
		58,744,493
Consumer discretionary – 5.2%
Auto components – 0.9%
Aptiv PLC	178,957	14,883,854
Hotels, restaurants and leisure – 2.3%
Hilton Worldwide Holdings, Inc.	197,698	18,261,364
McDonald's Corp.	31,000	6,757,070
Yum! Brands, Inc. (A)	101,539	11,857,724
		36,876,158
Internet and direct marketing retail – 2.0%
Amazon.com, Inc. (B)	18,164	32,264,532
		84,024,544
Consumer staples – 0.5%
Beverages – 0.5%
Keurig Dr. Pepper, Inc.	287,527	7,843,737
Energy – 0.2%
Oil, gas and consumable fuels – 0.2%
Concho Resources, Inc.	53,900	3,942,785
Financials – 6.7%
Banks – 0.8%
The PNC Financial Services Group, Inc.	96,628	12,458,248
Capital markets – 3.0%
Intercontinental Exchange, Inc.	203,625	19,034,865
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
S&P Global, Inc.	115,078	$29,942,145
		48,977,010
Insurance – 2.9%
Marsh & McLennan Companies, Inc.	467,148	46,663,414
		108,098,672
Health care – 13.3%
Health care equipment and supplies – 6.9%
Alcon, Inc. (B)	392,963	23,896,527
Becton, Dickinson and Company	152,353	38,685,474
Danaher Corp.	332,341	47,222,333
		109,804,334
Health care providers and services – 1.3%
Anthem, Inc.	21,100	5,518,072
UnitedHealth Group, Inc. (A)	67,000	15,678,000
		21,196,072
Life sciences tools and services – 5.1%
Avantor, Inc. (B)	223,792	3,916,360
PerkinElmer, Inc.	520,877	43,076,528
Thermo Fisher Scientific, Inc.	122,034	35,031,080
		82,023,968
		213,024,374
Industrials – 7.8%
Commercial services and supplies – 0.9%
Waste Connections, Inc.	161,662	14,856,738
Industrial conglomerates – 4.9%
General Electric Company	5,209,959	42,982,162
Roper Technologies, Inc.	95,925	35,181,453
		78,163,615
Machinery – 2.0%
Fortive Corp.	460,011	32,614,780
		125,635,133
Information technology – 17.0%
Electronic equipment, instruments and components – 2.0%
TE Connectivity, Ltd.	358,493	32,701,731
IT services – 7.0%
Fiserv, Inc. (B)	470,586	50,324,467
Global Payments, Inc.	85,112	14,126,890
Visa, Inc., Class A (A)	262,540	47,472,483
		111,923,840
Semiconductors and semiconductor equipment – 4.0%
Maxim Integrated Products, Inc.	363,791	19,841,161
NXP Semiconductors NV	159,928	16,335,046
Texas Instruments, Inc. (A)	226,265	28,000,294
		64,176,501
Software – 4.0%
Microsoft Corp.	466,600	64,325,476
		273,127,548
Materials – 0.2%
Chemicals – 0.2%
DuPont de Nemours, Inc.	40,711	2,765,498
Real estate – 0.6%
Equity real estate investment trusts – 0.6%
American Tower Corp.	45,400	10,450,626
Utilities – 7.2%
Electric utilities – 5.6%
American Electric Power Company, Inc.	256,866	23,413,336
Eversource Energy	257,597	20,641,248
NextEra Energy, Inc.	102,290	22,409,693

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Xcel Energy, Inc.	361,852	$23,238,135
		89,702,412
Multi-utilities – 0.9%
NiSource, Inc.	469,620	13,877,271
Water utilities – 0.7%
American Water Works Company, Inc.	93,759	11,937,396
		115,517,079
TOTAL COMMON STOCKS (Cost $755,873,248)		$1,003,174,489
PREFERRED SECURITIES – 6.2%
Financials – 1.9%
Banks – 1.8%
JPMorgan Chase & Co., 5.750%	150,000	4,162,500
U.S. Bancorp, 5.500%	100,000	2,722,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	27,000	741,960
Wells Fargo & Company, Series L, 7.500%	14,190	20,591,109
		28,217,569
Capital markets – 0.1%
State Street Corp., 6.000%	13,831	349,509
The Charles Schwab Corp., 5.950%	8,000	210,320
The Charles Schwab Corp., 6.000%	72,000	1,925,280
		2,485,109
		30,702,678
Health care – 1.7%
Health care equipment and supplies – 0.8%
Becton, Dickinson and Company, 6.125%	210,184	13,004,084
Life sciences tools and services – 0.9%
Avantor, Inc., 6.250%	230,951	14,185,010
		27,189,094
Industrials – 0.3%
Machinery – 0.3%
Fortive Corp., 5.000%	4,052	3,796,472
Utilities – 2.3%
Electric utilities – 0.9%
Alabama Power Company, 5.000%	50,000	1,346,000
American Electric Power Company, Inc., 6.125%	43,488	2,451,853
Duke Energy Corp., 5.625%	140,000	3,927,000
SCE Trust II, 5.100%	9,890	236,569
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	80,739	2,025,742
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	113,000	2,763,980
SCE Trust V (5.450% to 3-15-26, then 3 month LIBOR + 3.790%)	50,000	1,241,000
SCE Trust VI, 5.000%	50,000	1,196,500
		15,188,644
Multi-utilities – 1.4%
CMS Energy Corp., 5.875%	225,000	6,336,000
CMS Energy Corp., 5.875%	275,000	7,573,500
DTE Energy Company, 5.250%	165,000	4,516,050
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	141,050	3,890,159
		22,315,709
		37,504,353
TOTAL PREFERRED SECURITIES (Cost $88,069,052)		$99,192,597
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 19.5%
Communication services - 6.3%
CCO Holdings LLC
4.000%, 03/01/2023 (C)	$1,660,000	$1,676,600
5.000%, 02/01/2028 (C)	9,022,000	9,473,100
5.125%, 02/15/2023	1,097,000	1,114,826
5.125%, 05/01/2023 to 05/01/2027 (C)	9,400,000	9,833,315
5.250%, 03/15/2021 to 09/30/2022	2,930,000	2,950,706
5.750%, 09/01/2023 to 01/15/2024	4,255,000	4,344,648
5.875%, 04/01/2024 (C)	2,390,000	2,488,588
Charter Communications Operating LLC 3.579%, 07/23/2020	575,000	580,478
Comcast Corp.
3.300%, 10/01/2020	1,795,000	1,821,118
3.450%, 10/01/2021	1,375,000	1,416,254
Comcast Corp. (3 month LIBOR + 0.330%) 2.649%, 10/01/2020 (D)	1,490,000	1,492,078
Comcast Corp. (3 month LIBOR + 0.440%) 2.759%, 10/01/2021 (D)	1,175,000	1,177,755
Level 3 Financing, Inc. 5.375%, 08/15/2022	1,682,000	1,688,308
Netflix, Inc.
4.375%, 11/15/2026	6,035,000	6,178,331
4.875%, 04/15/2028	11,905,000	12,455,606
5.375%, 02/01/2021	1,101,000	1,139,535
5.500%, 02/15/2022	835,000	889,275
5.875%, 02/15/2025 to 11/15/2028	14,193,000	15,845,599
6.375%, 05/15/2029 (C)	6,940,000	7,998,350
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (C)	1,931,000	1,964,793
4.625%, 05/15/2023 (C)	1,640,000	1,668,700
T-Mobile USA, Inc.
6.000%, 03/01/2023	715,000	727,513
6.500%, 01/15/2026	330,000	354,750
Unitymedia GmbH 6.125%, 01/15/2025 (C)	3,675,000	3,833,025
Verizon Communications, Inc. 3.125%, 03/16/2022	900,000	927,781
Verizon Communications, Inc. (3 month LIBOR + 1.000%) 3.410%, 03/16/2022 (D)	2,350,000	2,387,374
Zayo Group LLC 5.750%, 01/15/2027 (C)	5,128,000	5,230,560
		101,658,966
Consumer discretionary - 2.6%
Amazon.com, Inc. 2.600%, 12/05/2019	1,568,000	1,569,195
Aptiv PLC 4.350%, 03/15/2029	160,000	175,406
AutoZone, Inc. 2.500%, 04/15/2021	900,000	905,624
Cedar Fair LP 5.375%, 06/01/2024 to 04/15/2027	4,443,000	4,660,924
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 3.003%, 04/17/2020 (D)	610,000	610,037
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	1,280,000	1,305,600
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (C)	6,395,000	6,698,763
5.000%, 06/01/2024 (C)	2,735,000	2,827,306
5.250%, 06/01/2026 (C)	2,983,000	3,154,523

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Marriott International, Inc. (3 month LIBOR + 0.650%) 3.103%, 03/08/2021 (D)	$575,000	$577,271
New Red Finance, Inc. 4.625%, 01/15/2022 (C)	1,380,000	1,385,175
Service Corp. International 5.375%, 05/15/2024	1,475,000	1,519,988
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (C)	770,000	796,950
5.500%, 04/15/2027 (C)	277,000	296,390
The Home Depot, Inc. 3.250%, 03/01/2022	875,000	908,889
The Home Depot, Inc. (3 month LIBOR + 0.310%) 2.830%, 03/01/2022 (D)	1,065,000	1,067,229
Yum! Brands, Inc.
3.750%, 11/01/2021	3,995,000	4,074,900
3.875%, 11/01/2020 to 11/01/2023	4,385,000	4,454,688
5.300%, 09/15/2019	1,040,000	1,040,520
5.350%, 11/01/2043	2,394,000	2,274,300
6.875%, 11/15/2037	925,000	1,029,063
		41,332,741
Consumer staples - 1.4%
Aramark Services, Inc. 5.000%, 04/01/2025 to 02/01/2028 (C)	2,325,000	2,406,778
B&G Foods, Inc. 4.625%, 06/01/2021	975,000	978,169
Conagra Brands, Inc. 3.800%, 10/22/2021	3,355,000	3,451,755
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 3.028%, 10/22/2020 (D)	745,000	745,347
Nestle Holdings, Inc. 3.100%, 09/24/2021 (C)	4,775,000	4,881,925
Philip Morris International, Inc.
2.000%, 02/21/2020	1,920,000	1,917,770
2.625%, 02/18/2022	905,000	916,947
Philip Morris International, Inc. (3 month LIBOR + 0.420%) 2.572%, 02/21/2020 (D)	1,275,000	1,276,997
Reckitt Benckiser Treasury Services PLC 2.375%, 06/24/2022 (C)	2,925,000	2,943,549
Reckitt Benckiser Treasury Services PLC (3 month LIBOR + 0.560%) 2.903%, 06/24/2022 (C)(D)	2,460,000	2,447,748
Unilever Capital Corp. 3.000%, 03/07/2022	1,035,000	1,063,419
		23,030,404
Energy - 0.4%
Enterprise Products Operating LLC 3.500%, 02/01/2022	1,500,000	1,550,989
NuStar Logistics LP 4.800%, 09/01/2020	1,020,000	1,032,750
Shell International Finance BV (3 month LIBOR + 0.450%) 2.631%, 05/11/2020 (D)	3,385,000	3,393,208
		5,976,947
Financials - 0.9%
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	810,539
2.750%, 01/30/2022	865,000	879,154
3.300%, 03/14/2023	315,000	327,256
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (C)	1,620,000	1,763,775
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Refinitiv US Holdings, Inc. (continued)
8.250%, 11/15/2026 (C)	$1,935,000	$2,176,875
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (E)	1,550,000	1,579,063
State Street Corp. (5.625% to 12-15-23, then 3 month LIBOR + 2.539%) 12/15/2023 (E)	40,000	41,000
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (E)	1,025,000	1,030,125
The Bank of New York Mellon Corp. (4.950% to 6-20-20, then 3 month LIBOR + 3.420%) 06/20/2020 (E)	2,450,000	2,497,873
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (E)	2,115,000	2,173,163
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%) 04/15/2027 (E)	1,155,000	1,227,188
		14,506,011
Health care - 2.7%
Avantor, Inc.
6.000%, 10/01/2024 (C)	3,895,000	4,177,388
9.000%, 10/01/2025 (C)	13,961,000	15,706,125
Becton, Dickinson and Company
2.675%, 12/15/2019	1,932,000	1,933,519
2.894%, 06/06/2022	3,385,000	3,440,841
3.363%, 06/06/2024	1,180,000	1,230,396
Becton, Dickinson and Company (3 month LIBOR + 1.030%) 3.504%, 06/06/2022 (D)	1,895,000	1,905,314
Bristol-Myers Squibb Company 2.550%, 05/14/2021 (C)	4,015,000	4,063,222
Bristol-Myers Squibb Company (3 month LIBOR + 0.200%) 2.368%, 11/16/2020 (C)(D)	2,625,000	2,624,605
Centene Corp. 5.625%, 02/15/2021	535,000	542,356
Elanco Animal Health, Inc.
3.912%, 08/27/2021	1,775,000	1,809,228
4.272%, 08/28/2023	750,000	785,553
4.900%, 08/28/2028	1,010,000	1,101,529
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021 (C)	575,000	599,955
HCA Healthcare, Inc. 6.250%, 02/15/2021	750,000	787,800
Hologic, Inc. 4.375%, 10/15/2025 (C)	1,020,000	1,042,950
Teleflex, Inc.
4.625%, 11/15/2027	892,000	943,183
4.875%, 06/01/2026	1,311,000	1,381,086
		44,075,050
Industrials - 1.4%
Caterpillar Financial Services Corp. 2.250%, 12/01/2019	810,000	810,148
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 05/10/2021	227,106	228,378
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	937,235	994,968

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/2021	$170,469	$172,924
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (E)	5,603,000	5,084,723
Lennox International, Inc. 3.000%, 11/15/2023	510,000	516,869
Moog, Inc. 5.250%, 12/01/2022 (C)	70,000	71,313
Northrop Grumman Corp. 2.550%, 10/15/2022	2,140,000	2,173,197
Roper Technologies, Inc.
3.650%, 09/15/2023	1,050,000	1,106,105
4.200%, 09/15/2028	1,025,000	1,138,370
Sensata Technologies BV
4.875%, 10/15/2023 (C)	1,057,000	1,108,899
5.000%, 10/01/2025 (C)	1,475,000	1,563,500
5.625%, 11/01/2024 (C)	415,000	450,275
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (C)	1,525,000	1,619,870
Trinity Acquisition PLC 4.400%, 03/15/2026	1,035,000	1,133,994
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	48,353	52,376
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	180,388	195,108
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	247,913	265,713
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	446,742	472,564
US Airways 2013-1 Class B Pass Through Trust 5.375%, 05/15/2023	339,194	351,846
Welbilt, Inc. 9.500%, 02/15/2024	1,545,000	1,658,944
Xylem, Inc.
3.250%, 11/01/2026	400,000	414,588
4.875%, 10/01/2021	100,000	105,425
		21,690,097
Information technology - 1.2%
Amphenol Corp. 2.200%, 04/01/2020	1,400,000	1,399,714
Apple, Inc. 1.500%, 09/12/2019	3,595,000	3,594,420
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,595,636
3.800%, 10/01/2023	1,080,000	1,144,791
Solera LLC 10.500%, 03/01/2024 (C)	11,115,000	11,781,900
		19,516,461
Materials - 0.7%
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (C)	1,000,000	1,028,050
5.750%, 10/15/2020	5,029,669	5,042,243
6.875%, 02/15/2021	1,405,209	1,410,478
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 5.803%, 07/15/2021 (C)(D)	2,660,000	2,656,675
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Sealed Air Corp. 6.500%, 12/01/2020 (C)	$1,425,000	$1,471,313
		11,608,759
Real estate - 1.1%
American Tower Corp. 3.300%, 02/15/2021	965,000	980,167
Crown Castle International Corp.
4.875%, 04/15/2022	2,950,000	3,144,873
5.250%, 01/15/2023	4,575,000	5,005,457
Equinix, Inc. 5.375%, 01/01/2022 to 04/01/2023	930,000	951,325
SBA Communications Corp.
4.000%, 10/01/2022	2,800,000	2,849,000
4.875%, 07/15/2022 to 09/01/2024	4,635,000	4,731,653
		17,662,475
Utilities - 0.8%
American Electric Power Company, Inc. 3.650%, 12/01/2021	340,000	351,451
Berkshire Hathaway Energy Company 2.400%, 02/01/2020	980,000	980,410
DTE Energy Company 3.700%, 08/01/2023	935,000	985,268
Edison International 2.125%, 04/15/2020	871,000	866,301
Eversource Energy
2.750%, 03/15/2022	1,275,000	1,295,005
3.800%, 12/01/2023	530,000	563,976
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/2022	960,000	980,578
NiSource, Inc.
3.490%, 05/15/2027	2,205,000	2,339,696
4.375%, 05/15/2047	1,125,000	1,296,397
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (E)	2,650,000	2,636,273
Wisconsin Public Service Corp. 3.350%, 11/21/2021	885,000	910,600
		13,205,955
TOTAL CORPORATE BONDS (Cost $303,396,842)		$314,263,866
TERM LOANS (F) – 4.8%
Communication services – 0.3%
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.612%, 02/01/2024	2,025,000	1,980,713
Zayo Group LLC, 2017 Incremental Term Loan (1 month LIBOR + 2.250%) 4.362%, 01/19/2024	2,025,000	2,025,000
Zayo Group LLC, 2017 Term Loan B1 (1 month LIBOR + 2.000%) 4.112%, 01/19/2021	992,386	992,386
		4,998,099
Consumer discretionary – 0.3%
Sunshine Luxembourg VII Sarl, Term Loan TBD 07/16/2026 (G)	5,520,000	5,515,860
Consumer staples – 0.0%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 4.112%, 01/26/2024	111,290	111,111

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Financials – 1.7%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 5.267%, 04/25/2025	$13,098,144	$12,824,785
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%) 5.862%, 10/01/2025	14,372,283	14,436,096
		27,260,881
Health care – 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%) 4.612%, 03/01/2024	981,469	970,016
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%) 4.862%, 02/02/2025	2,073,153	2,070,603
		3,040,619
Industrials – 0.4%
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%) 4.112%, 06/19/2025	2,697,750	2,699,207
Trans Union LLC, Term Loan A2 (1 month LIBOR + 1.500%) 3.612%, 08/09/2022	3,783,580	3,770,980
		6,470,187
Information technology – 1.8%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 2.750%) 4.870%, 04/26/2024	6,207,871	6,153,552
Emerald TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 5.612%, 07/24/2026	1,675,000	1,665,235
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 3.612%, 03/20/2022	366,064	366,521
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%) 5.253%, 11/01/2023	19,516,438	19,494,190
The Ultimate Software Group, Inc., Term Loan B (3 month LIBOR + 3.750%) 6.080%, 05/04/2026	695,000	696,244
		28,375,742
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Materials – 0.1%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 4.172%, 10/20/2024	$1,003,597	$998,418
TOTAL TERM LOANS (Cost $76,964,887)		$76,770,917
SHORT-TERM INVESTMENTS – 8.6%
Money market funds – 8.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (H)	16,355,045	16,355,045
T. Rowe Price Government Reserve Fund, 2.7663% (H)	121,016,654	121,016,654
		137,371,699
TOTAL SHORT-TERM INVESTMENTS (Cost $137,371,699)		$137,371,699
Total Investments (Capital Appreciation Value Fund) (Cost $1,361,675,728) – 101.5%		$1,630,773,568
Other assets and liabilities, net – (1.5%)		(23,735,153)
TOTAL NET ASSETS – 100.0%		$1,607,038,415
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	The rate shown is the annualized seven-day yield as of 8-31-19.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

GSI	Alphabet, Inc., Class A	USD	1,270.00	Jan 2020	9	900	$ 47,132	$ (37,302)
GSI	Alphabet, Inc., Class A	USD	1,300.00	Jan 2020	9	900	38,124	(28,316)
GSI	Alphabet, Inc., Class A	USD	1,350.00	Jan 2020	8	800	23,184	(15,080)
CITI	Alphabet, Inc., Class C	USD	1,300.00	Jan 2020	81	8,100	392,006	(240,579)
CITI	Alphabet, Inc., Class C	USD	1,340.00	Jan 2020	21	2,100	166,211	(41,148)
CITI	Alphabet, Inc., Class C	USD	1,350.00	Jan 2020	24	2,400	91,708	(42,115)
CITI	Alphabet, Inc., Class C	USD	1,365.00	Jan 2020	73	7,300	212,886	(108,060)
CITI	Alphabet, Inc., Class C	USD	1,400.00	Jan 2020	21	2,100	129,491	(20,461)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2020	21	2,100	85,759	(5,349)
CITI	Amazon.com, Inc.	USD	1,800.00	Jan 2020	15	1,500	281,040	(177,191)
CITI	Amazon.com, Inc.	USD	2,000.00	Jan 2020	5	500	58,040	(21,719)
The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Amazon.com, Inc.	USD	2,025.00	Jan 2020	5	500	$ 54,540	$ (18,775)
CITI	Amazon.com, Inc.	USD	2,100.00	Jan 2020	5	500	44,790	(11,826)
CITI	Amazon.com, Inc.	USD	2,300.00	Jan 2020	26	2,600	277,727	(15,408)
CSFB	Amazon.com, Inc.	USD	2,500.00	Jan 2020	10	1,000	123,525	(1,264)
CSFB	Amazon.com, Inc.	USD	2,600.00	Jan 2020	11	1,100	112,904	(613)
CSFB	Amazon.com, Inc.	USD	2,700.00	Jan 2020	11	1,100	94,001	(264)
CITI	American Electric Power Company, Inc.	USD	82.50	Jan 2020	149	14,900	47,494	(147,207)
CITI	American Electric Power Company, Inc.	USD	85.00	Jan 2020	673	67,300	95,234	(526,274)
CITI	American Electric Power Company, Inc.	USD	95.00	Jan 2020	458	45,800	80,055	(88,421)
CSFB	American Tower Corp.	USD	170.00	Jan 2020	119	11,900	127,352	(730,088)
CITI	American Tower Corp.	USD	175.00	Jan 2020	83	8,300	59,066	(469,946)
CSFB	American Tower Corp.	USD	175.00	Jan 2020	252	25,200	196,444	(1,426,823)
CITI	Anthem, Inc.	USD	300.00	Jan 2020	60	6,000	109,020	(25,227)
CITI	Anthem, Inc.	USD	310.00	Jan 2020	60	6,000	85,020	(15,877)
CITI	Anthem, Inc.	USD	330.00	Jan 2020	91	9,100	148,528	(8,738)
CITI	Danaher Corp.	USD	150.00	Jan 2020	78	7,800	20,470	(34,264)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2020	230	23,000	225,418	(181,470)
JPM	Facebook, Inc., Class A	USD	220.00	Jan 2020	395	39,500	167,024	(115,895)
JPM	Facebook, Inc., Class A	USD	220.00	Jan 2020	15	1,500	13,555	(4,402)
CSFB	Fiserv, Inc.	USD	95.00	Dec 2019	191	19,100	46,967	(270,194)
CITI	McDonald's Corp.	USD	195.00	Jan 2020	108	10,800	108,513	(281,291)
CSFB	McDonald's Corp.	USD	195.00	Jan 2020	47	4,700	35,593	(122,414)
CITI	McDonald's Corp.	USD	200.00	Jan 2020	108	10,800	89,572	(236,838)
CSFB	McDonald's Corp.	USD	200.00	Jan 2020	47	4,700	28,933	(103,069)
CITI	Microsoft Corp.	USD	120.00	Jan 2020	218	21,800	135,241	(457,273)
CITI	Microsoft Corp.	USD	125.00	Jan 2020	398	39,800	229,101	(677,129)
CSFB	Microsoft Corp.	USD	125.00	Jan 2020	474	47,400	219,016	(806,430)
CITI	Microsoft Corp.	USD	130.00	Jan 2020	399	39,900	174,428	(533,945)
CSFB	Microsoft Corp.	USD	130.00	Jan 2020	109	10,900	36,057	(145,865)
RBC	Microsoft Corp.	USD	130.00	Jan 2020	371	37,100	106,088	(496,475)
CITI	Microsoft Corp.	USD	135.00	Jan 2020	404	40,400	235,595	(410,163)
CSFB	NextEra Energy, Inc.	USD	195.00	Jan 2020	75	7,500	26,175	(207,787)
CSFB	NextEra Energy, Inc.	USD	200.00	Jan 2020	509	50,900	220,151	(1,196,650)
CITI	S&P Global, Inc.	USD	220.00	Jan 2020	161	16,100	155,420	(723,745)
CITI	S&P Global, Inc.	USD	230.00	Jan 2020	161	16,100	92,797	(587,707)
JPM	Texas Instruments, Inc.	USD	120.00	Jan 2020	166	16,600	42,446	(172,552)
RBC	Texas Instruments, Inc.	USD	125.00	Jan 2020	763	76,300	251,383	(582,330)
GSI	Texas Instruments, Inc.	USD	130.00	Jan 2020	37	3,700	26,851	(19,881)
JPM	Texas Instruments, Inc.	USD	130.00	Jan 2020	354	35,400	136,772	(190,213)
CSFB	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2020	30	3,000	8,457	(2,484)
CITI	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	65	6,500	95,911	(19,287)
GSI	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	101	10,100	111,966	(29,968)
CITI	UnitedHealth Group, Inc.	USD	280.00	Jan 2020	66	6,600	72,264	(11,258)
CITI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	92	9,200	167,124	(8,693)
GSI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	40	4,000	73,203	(3,779)
CITI	UnitedHealth Group, Inc.	USD	300.00	Jan 2020	127	12,700	186,659	(6,445)
GSI	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	8	800	6,916	(212)
JPM	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	171	17,100	142,441	(4,542)
CSFB	Visa, Inc., Class A	USD	150.00	Jan 2020	157	15,700	145,445	(528,557)
CSFB	Visa, Inc., Class A	USD	155.00	Jan 2020	157	15,700	118,158	(457,718)
CSFB	Visa, Inc., Class A	USD	160.00	Jan 2020	248	24,800	170,966	(622,347)
CSFB	Visa, Inc., Class A	USD	165.00	Jan 2020	197	19,700	99,464	(414,192)
CSFB	Visa, Inc., Class A	USD	170.00	Jan 2020	185	18,500	96,959	(322,604)
GSI	Visa, Inc., Class A	USD	170.00	Jan 2020	187	18,700	108,849	(326,092)
CSFB	Visa, Inc., Class A	USD	175.00	Jan 2020	185	18,500	66,544	(259,414)
GSI	Visa, Inc., Class A	USD	175.00	Jan 2020	445	44,500	211,563	(623,996)
GSI	Visa, Inc., Class A	USD	180.00	Jan 2020	146	14,600	96,477	(159,944)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2020	215	21,500	78,062	(395,462)
BOA	Yum! Brands, Inc.	USD	105.00	Jan 2020	191	19,100	46,024	(268,685)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2020	609	60,900	139,087	(856,697)
							$8,247,386	$(18,104,429)
Derivatives Currency Abbreviations
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada

See Notes to financial statements regarding investment transactions and other derivatives information.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$283,034
Health care – 97.8%
Biotechnology – 31.5%
AbbVie, Inc.	28,920	1,901,201
Abcam PLC	32,554	458,698
ACADIA Pharmaceuticals, Inc. (C)	58,823	1,627,044
Acceleron Pharma, Inc. (C)	21,798	978,948
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	442,314
Adverum Biotechnologies, Inc. (C)	21,200	218,996
Agios Pharmaceuticals, Inc. (C)	12,398	470,504
Aimmune Therapeutics, Inc. (C)	25,397	517,845
Akero Therapeutics, Inc. (C)	3,548	98,315
Alder Biopharmaceuticals, Inc. (C)	34,481	308,605
Alexion Pharmaceuticals, Inc. (C)	37,688	3,797,443
Alkermes PLC (C)	22,922	480,904
Allakos, Inc. (C)	6,959	615,593
Allogene Therapeutics, Inc. (C)	7,330	199,596
Alnylam Pharmaceuticals, Inc. (C)	15,031	1,212,851
Amarin Corp. PLC, ADR (C)	62,024	929,740
Amgen, Inc.	33,798	7,050,939
AnaptysBio, Inc. (C)	5,686	231,136
Apellis Pharmaceuticals, Inc. (C)	6,841	199,073
Argenx SE, ADR (C)	18,497	2,431,431
ArQule, Inc. (C)	15,800	141,568
Ascendis Pharma A/S, ADR (C)	27,744	3,108,160
Audentes Therapeutics, Inc. (C)	6,182	192,260
Autolus Therapeutics PLC, ADR (C)	6,368	65,909
Avrobio, Inc. (C)	6,541	127,419
BeiGene, Ltd., ADR (C)	6,928	995,900
Biogen, Inc. (C)	8,847	1,944,128
BioMarin Pharmaceutical, Inc. (C)	26,275	1,972,202
Bluebird Bio, Inc. (C)	13,306	1,374,643
Blueprint Medicines Corp. (C)	19,242	1,475,284
CareDx, Inc. (C)	6,319	144,200
Corvus Pharmaceuticals, Inc. (C)	8,779	29,936
CRISPR Therapeutics AG (C)	7,700	355,817
Cyclerion Therapeutics, Inc. (C)	2,077	19,752
CytomX Therapeutics, Inc. (C)	7,901	69,371
Deciphera Pharmaceuticals, Inc. (C)	3,750	136,050
Denali Therapeutics, Inc. (C)	7,800	140,400
Dicerna Pharmaceuticals, Inc. (C)	19,812	275,387
Enanta Pharmaceuticals, Inc. (C)	13,052	920,819
Exact Sciences Corp. (C)	17,849	2,127,958
Exelixis, Inc. (C)	54,411	1,080,058
Fate Therapeutics, Inc. (C)	14,857	242,466
FibroGen, Inc. (C)	18,242	814,688
Forty Seven, Inc. (C)	4,756	36,050
G1 Therapeutics, Inc. (C)	11,197	406,451
Galapagos NV (C)	5,111	860,785
Global Blood Therapeutics, Inc. (C)	15,605	717,518
Homology Medicines, Inc. (C)	17,513	331,171
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immunomedics, Inc. (C)	34,980	$447,744
Incyte Corp. (C)	30,432	2,489,946
Insmed, Inc. (C)	19,086	313,774
Intercept Pharmaceuticals, Inc. (C)	3,236	207,686
Ionis Pharmaceuticals, Inc. (C)	15,443	976,152
Iovance Biotherapeutics, Inc. (C)	59,027	1,240,157
Karuna Therapeutics, Inc. (C)	7,942	157,013
Krystal Biotech, Inc. (C)	7,607	342,315
Minerva Neurosciences, Inc. (C)	16,115	115,061
Mirati Therapeutics, Inc. (C)	10,100	827,897
Moderna, Inc. (C)	7,760	122,065
Momenta Pharmaceuticals, Inc. (C)	12,392	156,511
Myovant Sciences, Ltd. (C)	15,184	121,928
Natera, Inc. (C)	4,800	158,160
Neoleukin Therapeutics, Inc. (C)	7,099	23,711
Neurocrine Biosciences, Inc. (C)	31,344	3,116,220
Orchard Therapeutics PLC (C)	21,842	323,262
PhaseBio Pharmaceuticals, Inc. (C)	13,617	117,651
Principia Biopharma, Inc. (C)	5,753	228,394
Progenics Pharmaceuticals, Inc. (C)	29,400	129,360
PTC Therapeutics, Inc. (C)	24,810	1,105,782
Puma Biotechnology, Inc. (C)	8,000	86,000
Radius Health, Inc. (C)	10,300	291,490
Regeneron Pharmaceuticals, Inc. (C)	11,839	3,433,902
REGENXBIO, Inc. (C)	9,107	314,100
Rhythm Pharmaceuticals, Inc. (C)	8,024	180,700
Rocket Pharmaceuticals, Inc. (C)	12,137	131,686
Sage Therapeutics, Inc. (C)	39,406	6,764,828
Sarepta Therapeutics, Inc. (C)	23,178	2,089,497
Scholar Rock Holding Corp. (C)	5,074	53,734
Seattle Genetics, Inc. (C)	20,423	1,483,527
Stemline Therapeutics, Inc. (C)	7,132	84,942
Stoke Therapeutics, Inc. (C)	6,748	252,645
Tocagen, Inc. (C)	8,074	26,241
Turning Point Therapeutics, Inc. (C)	5,058	275,813
Ultragenyx Pharmaceutical, Inc. (C)	20,629	1,123,662
Vertex Pharmaceuticals, Inc. (C)	58,660	10,559,973
Xencor, Inc. (C)	27,875	1,039,180
Y-mAbs Therapeutics, Inc. (C)	7,148	189,922
Zai Lab, Ltd., ADR (C)	3,808	124,179
Zeneca, Inc. (B)(C)	33,315	20,489
Zymeworks, Inc. (C)	7,607	202,650
		85,727,475
Health care equipment and supplies – 26.3%
ABIOMED, Inc. (C)	2,362	456,031
Alcon, Inc. (C)	35,816	2,178,012
AtriCure, Inc. (C)	11,100	304,029
Becton, Dickinson and Company	51,070	12,967,694
Danaher Corp.	44,315	6,296,718
DexCom, Inc. (C)	15,892	2,727,226
DiaSorin SpA	4,670	555,063
GenMark Diagnostics, Inc. (C)	53,002	317,482
Hologic, Inc. (C)	71,102	3,510,306

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
ICU Medical, Inc. (C)	7,621	$1,232,697
IDEXX Laboratories, Inc. (C)	800	231,792
Insulet Corp. (C)	9,100	1,402,947
Integer Holdings Corp. (C)	3,800	275,120
Intuitive Surgical, Inc. (C)	26,031	13,310,692
iRhythm Technologies, Inc. (C)	5,740	436,929
Lantheus Holdings, Inc. (C)	21,066	458,396
Nevro Corp. (C)	15,492	1,297,145
Novocure, Ltd. (C)	23,200	2,107,952
NuVasive, Inc. (C)	2,700	171,504
Penumbra, Inc. (C)	8,594	1,250,857
Quidel Corp. (C)	19,255	1,214,028
Shockwave Medical, Inc. (C)	3,987	166,856
SI-BONE, Inc. (C)	5,497	106,862
Silk Road Medical, Inc. (C)	1,746	75,235
Stryker Corp.	40,286	8,889,509
Tandem Diabetes Care, Inc. (C)	4,300	311,449
Teleflex, Inc.	7,586	2,760,697
The Cooper Companies, Inc.	8,109	2,511,763
West Pharmaceutical Services, Inc.	15,533	2,259,430
Wright Medical Group NV (C)	43,315	903,118
Zimmer Biomet Holdings, Inc.	7,374	1,026,461
		71,714,000
Health care providers and services – 16.4%
Acadia Healthcare Company, Inc. (C)	13,817	365,598
Amedisys, Inc. (C)	4,200	540,582
Anthem, Inc.	22,274	5,825,096
Centene Corp. (C)	83,925	3,912,584
Cigna Corp.	33,218	5,114,575
Guardant Health, Inc. (C)	5,772	505,223
HCA Healthcare, Inc.	42,650	5,126,530
Humana, Inc.	13,410	3,797,846
McKesson Corp.	1,500	207,405
Molina Healthcare, Inc. (C)	15,462	2,014,389
Patterson Companies, Inc.	3,979	66,529
UnitedHealth Group, Inc.	67,051	15,689,933
WellCare Health Plans, Inc. (C)	5,345	1,447,105
		44,613,395
Health care technology – 0.3%
HTG Molecular Diagnostics, Inc. (C)	30,915	28,751
Phreesia, Inc. (C)	7,252	194,136
Teladoc Health, Inc. (C)	6,380	369,274
Veeva Systems, Inc., Class A (C)	800	128,304
		720,465
Life sciences tools and services – 8.3%
Adaptive Biotechnologies Corp. (C)	6,219	316,236
Agilent Technologies, Inc.	62,119	4,417,282
Avantor, Inc. (C)	99,531	1,741,793
Bruker Corp.	34,663	1,496,402
Illumina, Inc. (C)	4,963	1,396,290
Lonza Group AG (C)	1,575	559,022
Mettler-Toledo International, Inc. (C)	1,471	966,138
PRA Health Sciences, Inc. (C)	7,000	691,880
Quanterix Corp. (C)	18,129	477,337
Thermo Fisher Scientific, Inc.	35,387	10,158,192
Wuxi Biologics Cayman, Inc. (C)(D)	31,000	325,359
		22,545,931
Pharmaceuticals – 15.0%
Allergan PLC	8,284	1,323,120
AstraZeneca PLC, ADR	107,860	4,856,936
Axsome Therapeutics, Inc. (C)	12,600	320,670
Bayer AG	14,196	1,055,100
Bristol-Myers Squibb Company	74,702	3,590,925
Cara Therapeutics, Inc. (C)	26,450	619,988
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Catalent, Inc. (C)	16,787	$885,346
Chugai Pharmaceutical Company, Ltd.	16,100	1,149,872
Daiichi Sankyo Company, Ltd.	37,800	2,493,036
Elanco Animal Health, Inc. (C)	48,808	1,269,984
Eli Lilly & Company	25,567	2,888,304
GW Pharmaceuticals PLC, ADR (C)	3,691	525,635
Menlo Therapeutics, Inc. (C)	9,400	46,248
Merck & Company, Inc.	54,691	4,729,131
Milestone Pharmaceuticals, Inc. (C)	12,482	287,086
MyoKardia, Inc. (C)	16,270	874,838
Nektar Therapeutics (C)	8,600	151,102
Novartis AG	46,413	4,184,348
Novo Nordisk A/S, ADR	11,982	624,382
Odonate Therapeutics, Inc. (C)	8,901	274,240
Perrigo Company PLC	4,303	201,294
Pfizer, Inc.	99,318	3,530,755
Reata Pharmaceuticals, Inc., Class A (C)	6,575	506,933
Roche Holding AG	10,350	2,828,243
Tricida, Inc. (C)	27,190	948,659
WaVe Life Sciences, Ltd. (C)	4,728	108,744
Zogenix, Inc. (C)	10,400	443,976
		40,718,895
		266,040,161
Industrials – 0.2%
Industrial conglomerates – 0.2%
General Electric Company	68,745	567,146
TOTAL COMMON STOCKS (Cost $225,287,071)		$266,890,341
PREFERRED SECURITIES – 1.0%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	632,006
Health care – 0.6%
Health care equipment and supplies – 0.6%
Becton, Dickinson and Company, 6.125%	10,563	653,533
Sartorius AG	4,727	947,964
		1,601,497
Information technology – 0.2%
Software – 0.2%
Doximity, Inc. (A)(B)(C)	63,738	367,131
TOTAL PREFERRED SECURITIES (Cost $2,011,425)		$2,600,634
SHORT-TERM INVESTMENTS – 0.8%
Money market funds – 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (E)	847,288	847,288
T. Rowe Price Government Reserve Fund, 2.7663% (E)	1,377,237	1,377,237
		2,224,525
TOTAL SHORT-TERM INVESTMENTS (Cost $2,224,525)		$2,224,525
Total Investments (Health Sciences Fund) (Cost $229,523,021) – 99.9%		$271,715,500
Other assets and liabilities, net – 0.1%		296,956
TOTAL NET ASSETS – 100.0%		$272,012,456
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Health Sciences Fund (continued)
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 8-31-19.
International Growth Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 95.4%
Australia - 0.8%
Brambles, Ltd.	6,513	$49,503
CSL, Ltd.	2,605	421,968
		471,471
Brazil - 4.1%
Ambev SA, ADR	226,211	1,026,998
B3 SA - Brasil Bolsa Balcao	67,240	727,446
Banco Bradesco SA, ADR	83,959	670,832
		2,425,276
Canada - 9.8%
Canadian National Railway Company	11,884	1,094,321
CGI, Inc. (A)	30,447	2,387,919
Nutrien, Ltd.	17,767	894,755
PrairieSky Royalty, Ltd.	55,051	697,544
Suncor Energy, Inc.	23,002	672,749
		5,747,288
China - 7.2%
Alibaba Group Holding, Ltd., ADR (A)	5,497	962,141
Kweichow Moutai Company, Ltd., Class A	3,823	610,976
New Oriental Education & Technology Group, Inc., ADR (A)	6,228	706,255
Wuliangye Yibin Company, Ltd., Class A	42,506	841,657
Yum China Holdings, Inc.	24,424	1,109,582
		4,230,611
Denmark - 1.8%
Carlsberg A/S, Class B	7,196	1,062,905
France - 9.3%
Bureau Veritas SA	43,815	1,048,141
EssilorLuxottica SA	3,949	583,063
Pernod Ricard SA	3,607	688,610
Schneider Electric SE	11,608	972,328
Vinci SA	11,161	1,219,417
Vivendi SA	33,800	945,181
		5,456,740
Germany - 8.0%
Allianz SE	6,355	1,402,569
Beiersdorf AG	2,993	377,265
Deutsche Boerse AG	10,139	1,489,750
SAP SE	12,044	1,437,776
		4,707,360
Hong Kong - 1.6%
Galaxy Entertainment Group, Ltd.	145,910	913,175
Ireland - 0.8%
ICON PLC (A)	3,000	462,570
Italy - 2.1%
FinecoBank Banca Fineco SpA	76,021	787,250
Mediobanca Banca di Credito Finanziario SpA	44,234	439,610
		1,226,860
Japan - 9.5%
Asahi Group Holdings, Ltd.	24,100	1,123,557
FANUC Corp.	4,588	794,516
International Growth Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	16,000	$1,300,859
Kao Corp.	8,800	634,998
Keyence Corp.	1,446	854,441
Komatsu, Ltd.	20,400	431,987
SMC Corp.	1,100	414,705
		5,555,063
Mexico - 1.9%
Fomento Economico Mexicano SAB de CV, ADR	11,971	1,093,671
Netherlands - 4.6%
ING Groep NV	69,092	660,080
Royal Dutch Shell PLC, B Shares	17,364	480,805
Wolters Kluwer NV	22,051	1,587,351
		2,728,236
Singapore - 1.4%
United Overseas Bank, Ltd.	45,534	817,651
South Korea - 2.5%
NAVER Corp.	4,172	505,393
Samsung Electronics Company, Ltd.	27,260	992,509
		1,497,902
Spain - 1.5%
Amadeus IT Group SA	11,531	859,873
Sweden - 2.5%
Investor AB, B Shares	31,416	1,475,833
Switzerland - 5.8%
Alcon, Inc. (A)	9,559	581,294
Cie Financiere Richemont SA	8,619	669,710
Julius Baer Group, Ltd. (A)	10,531	417,982
Kuehne + Nagel International AG	4,435	646,153
Novartis AG	11,980	1,080,054
		3,395,193
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Company, Ltd.	172,000	1,413,260
Turkey - 0.8%
Akbank T.A.S. (A)	387,842	461,009
United Kingdom - 11.7%
Amcor PLC	86,322	840,653
British American Tobacco PLC	30,091	1,055,540
Compass Group PLC	39,009	989,358
Informa PLC	102,723	1,087,983
Reckitt Benckiser Group PLC	10,057	785,962
RELX PLC	53,697	1,288,524
TechnipFMC PLC	32,284	802,414
		6,850,434
United States - 5.3%
Booking Holdings, Inc. (A)	301	591,889
Broadcom, Inc.	4,289	1,212,243
Philip Morris International, Inc.	18,000	1,297,620
		3,101,752
TOTAL COMMON STOCKS (Cost $35,791,385)		$55,954,133

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.0%
Money market funds - 3.0%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 1.9357% (B)	1,768,761	$1,768,761
TOTAL SHORT-TERM INVESTMENTS (Cost $1,768,761)		$1,768,761
Total Investments (International Growth Stock Fund) (Cost $37,560,146) - 98.4%		$57,722,894
Other assets and liabilities, net - 1.6%		924,439
TOTAL NET ASSETS - 100.0%		$58,647,333
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-19.
International Small Cap Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 88.8%
Bahamas - 2.2%
OneSpaWorld Holdings, Ltd. (A)	164,900	$2,588,930
Belgium - 2.9%
Barco NV	11,258	2,395,804
Ontex Group NV (B)	65,426	1,081,432
		3,477,236
Brazil - 2.5%
Camil Alimentos SA	780,100	1,241,454
Grendene SA	350,300	680,974
M Dias Branco SA	128,000	1,118,957
		3,041,385
Canada - 5.8%
Badger Daylighting, Ltd. (B)	13,300	421,456
Canaccord Genuity Group, Inc.	257,806	970,113
Canada Goose Holdings, Inc. (A)	13,500	503,436
Canadian Western Bank	66,625	1,589,312
Computer Modelling Group, Ltd.	73,400	373,230
Gran Tierra Energy, Inc. (A)	279,100	396,199
Mullen Group, Ltd.	96,570	649,893
Russel Metals, Inc.	26,200	393,767
ShawCor, Ltd.	43,900	548,997
The North West Company, Inc.	46,800	1,087,571
		6,933,974
China - 3.8%
China ZhengTong Auto Services Holdings, Ltd.	1,232,500	442,521
Goodbaby International Holdings, Ltd. (A)	3,230,000	615,161
Greatview Aseptic Packaging Company, Ltd.	890,000	489,711
Hollysys Automation Technologies, Ltd.	61,686	965,386
Shanghai Haohai Biological Technology Company, Ltd., H Shares (B)(C)	114,000	507,989
Xtep International Holdings, Ltd.	2,615,500	1,490,713
		4,511,481
Denmark - 1.1%
Matas A/S	62,544	493,242
Nilfisk Holding A/S (A)	38,157	854,889
		1,348,131
Finland - 2.3%
Huhtamaki OYJ	60,443	2,337,852
Outotec OYJ (A)	71,038	404,869
		2,742,721
International Small Cap Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 0.9%
Maisons du Monde SA (C)	25,837	$466,015
Nexans SA	19,042	611,095
		1,077,110
Germany - 3.7%
Gerresheimer AG	24,630	1,861,217
Jenoptik AG	45,240	1,090,858
zooplus AG (A)(B)	11,453	1,521,364
		4,473,439
Hong Kong - 3.6%
Johnson Electric Holdings, Ltd.	270,900	453,837
PAX Global Technology, Ltd.	1,894,000	844,322
Techtronic Industries Company, Ltd.	317,700	2,191,407
Value Partners Group, Ltd.	1,589,000	808,316
		4,297,882
India - 1.1%
DCB Bank, Ltd.	268,193	777,640
Welspun India, Ltd.	703,522	493,931
		1,271,571
Indonesia - 0.7%
XL Axiata Tbk PT (A)	3,265,100	799,602
Italy - 3.7%
Interpump Group SpA	65,706	1,878,105
Technogym SpA (C)	194,414	1,970,456
Tod's SpA (B)	10,430	534,454
		4,383,015
Japan - 22.0%
Anicom Holdings, Inc.	45,200	1,759,051
Asahi Company, Ltd.	44,600	503,166
Asics Corp.	98,000	1,263,209
Bunka Shutter Company, Ltd.	91,900	756,373
Daibiru Corp.	99,000	953,014
Descente, Ltd.	52,160	712,723
Dowa Holdings Company, Ltd.	35,900	1,147,646
en-japan, Inc.	29,900	1,111,045
Fuji Oil Holdings, Inc.	68,600	1,908,343
Hoshino Resorts REIT, Inc.	51	264,973
Idec Corp.	62,500	1,032,900
IDOM, Inc. (B)	219,200	857,765
Kobayashi Pharmaceutical Company, Ltd.	14,700	1,100,001
Meitec Corp.	40,711	2,097,807
Morita Holdings Corp.	58,600	878,236
N Field Company, Ltd.	69,900	404,800
Nichiha Corp.	47,300	1,199,184
Nihon Parkerizing Company, Ltd.	63,200	698,378
Nissei ASB Machine Company, Ltd. (B)	23,600	677,518
Qol Holdings Company, Ltd.	60,400	815,712
Square Enix Holdings Company, Ltd.	23,900	953,504
Tadano, Ltd.	101,000	890,746
Taiyo Holdings Company, Ltd.	1,600	49,260
TechnoPro Holdings, Inc.	21,700	1,257,550
Tsumura & Company	74,800	2,049,944
Zojirushi Corp. (B)	78,900	963,503
		26,306,351
Luxembourg - 1.9%
Grand City Properties SA	55,732	1,281,625
Stabilus SA	22,013	992,777
		2,274,402
Netherlands - 5.4%
Aalberts NV	14,270	539,370
Accell Group NV	31,688	780,829
Arcadis NV	73,495	1,391,059
Flow Traders (C)	39,914	1,071,583

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Intertrust NV (C)	96,415	$2,002,656
PostNL NV (B)	347,928	693,531
		6,479,028
Norway - 0.0%
XXL ASA (A)(B)(C)	27,104	68,037
Poland - 0.4%
CCC SA	16,577	513,249
Singapore - 0.4%
Sakari Resources, Ltd. (A)(D)	1,380,000	546,928
South Korea - 1.5%
BNK Financial Group, Inc.	131,339	727,283
DGB Financial Group, Inc.	181,587	1,033,657
		1,760,940
Spain - 1.3%
Construcciones y Auxiliar de Ferrocarriles SA	36,190	1,571,160
Sweden - 4.9%
Cloetta AB, B Shares	244,088	727,853
Dometic Group AB (C)	165,646	1,352,348
Granges AB	153,049	1,388,939
Tethys Oil AB	51,435	411,622
The Thule Group AB (C)	101,020	2,007,389
		5,888,151
Switzerland - 3.4%
Bucher Industries AG	6,108	1,810,571
Landis+Gyr Group AG (A)	9,781	803,231
Logitech International SA (B)	22,840	930,502
Tecan Group AG	2,235	537,466
		4,081,770
Taiwan - 6.7%
Chicony Electronics Company, Ltd.	545,611	1,531,766
Giant Manufacturing Company, Ltd.	244,746	1,704,135
King Yuan Electronics Company, Ltd.	1,776,000	1,929,818
Merida Industry Company, Ltd.	177,000	1,022,347
Tripod Technology Corp.	495,000	1,787,640
		7,975,706
United Kingdom - 6.6%
Bellway PLC	12,366	437,587
Bovis Homes Group PLC	34,811	436,069
Card Factory PLC	234,555	441,713
Coats Group PLC	657,003	585,722
Greggs PLC	78,289	2,015,916
Man Group PLC	1,062,291	2,158,137
Oxford Instruments PLC	60,925	972,519
SIG PLC	550,104	845,686
		7,893,349
TOTAL COMMON STOCKS (Cost $85,551,788)		$106,305,548
PREFERRED SECURITIES - 1.1%
Brazil - 1.1%
Alpargatas SA (A)	217,950	1,304,226
TOTAL PREFERRED SECURITIES (Cost $438,646)		$1,304,226
EXCHANGE-TRADED FUNDS - 6.5%
iShares MSCI EAFE Small-Cap ETF	66,400	3,691,176
Vanguard FTSE All World ex-US Small-Cap ETF	40,700	4,084,245
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,209,442)		$7,775,421
International Small Cap Fund (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 4.2%
John Hancock Collateral Trust, 2.1920% (E)(F)	504,113	$5,044,710
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,042,393)		$5,044,710
Total Investments (International Small Cap Fund) (Cost $99,242,269) - 100.6%		$120,429,905
Other assets and liabilities, net - (0.6%)		(662,282)
TOTAL NET ASSETS - 100.0%		$119,767,623
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 8-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 91.4%
Australia - 4.9%
AGL Energy, Ltd.	54,382	$693,255
Alumina, Ltd.	201,323	294,093
AMP, Ltd.	278,060	317,356
APA Group	97,216	720,218
Aristocrat Leisure, Ltd.	47,517	951,839
ASX, Ltd.	16,040	931,718
Aurizon Holdings, Ltd.	164,210	652,855
AusNet Services	143,975	174,400
Australia & New Zealand Banking Group, Ltd.	236,124	4,247,501
Bank of Queensland, Ltd.	32,400	199,929
Bendigo & Adelaide Bank, Ltd.	39,199	294,860
BHP Group PLC	178,203	3,855,163
BHP Group, Ltd.	243,471	5,976,580
BlueScope Steel, Ltd.	44,258	372,373
Boral, Ltd.	96,373	275,781
Brambles, Ltd.	131,602	1,000,263
Caltex Australia, Ltd.	20,341	327,935
Challenger, Ltd.	45,359	205,148
CIMIC Group, Ltd.	8,058	168,148
Coca-Cola Amatil, Ltd.	41,259	301,850
Cochlear, Ltd.	4,764	697,484
Coles Group, Ltd.	93,323	869,851
Commonwealth Bank of Australia	146,182	7,775,304
Computershare, Ltd.	39,911	413,524
Crown Resorts, Ltd.	30,752	248,876
CSL, Ltd.	37,403	6,058,690
Dexus	90,292	784,215
Domino's Pizza Enterprises, Ltd.	4,893	141,110
Flight Centre Travel Group, Ltd.	4,591	143,979
Fortescue Metals Group, Ltd.	115,199	621,521
Goodman Group	135,000	1,318,625
Harvey Norman Holdings, Ltd.	43,523	128,336
Incitec Pivot, Ltd.	132,380	285,800
Insurance Australia Group, Ltd.	196,726	1,066,674
Lendlease Group	46,499	533,982

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Macquarie Group, Ltd.	26,786	$2,233,089
Medibank Pvt., Ltd.	233,559	572,233
Mirvac Group	323,207	693,742
MMG, Ltd. (A)	168,000	34,545
National Australia Bank, Ltd.	229,437	4,228,518
Newcrest Mining, Ltd.	63,241	1,580,627
Oil Search, Ltd.	112,329	500,837
Orica, Ltd.	31,090	450,133
Origin Energy, Ltd.	145,062	744,002
QBE Insurance Group, Ltd.	112,981	952,132
Ramsay Health Care, Ltd.	11,552	510,227
REA Group, Ltd.	4,225	296,728
Santos, Ltd.	145,476	704,550
Scentre Group	439,548	1,194,737
SEEK, Ltd.	27,239	372,335
Sonic Healthcare, Ltd.	37,130	735,003
South32, Ltd.	418,222	739,020
Stockland	197,430	600,221
Suncorp Group, Ltd.	110,687	1,027,598
Sydney Airport	90,167	511,366
Tabcorp Holdings, Ltd.	165,486	525,192
Telstra Corp., Ltd.	344,899	863,436
The GPT Group	160,058	688,249
TPG Telecom, Ltd.	30,288	135,799
Transurban Group	220,899	2,223,537
Treasury Wine Estates, Ltd.	59,490	749,718
Vicinity Centres	265,424	462,681
Washington H Soul Pattinson & Company, Ltd.	9,626	135,224
Wesfarmers, Ltd.	93,688	2,467,414
Westpac Banking Corp.	284,825	5,404,750
Woodside Petroleum, Ltd.	77,128	1,665,912
Woolworths Group, Ltd.	103,920	2,643,607
WorleyParsons, Ltd.	26,566	219,282
		79,915,680
Austria - 0.2%
ANDRITZ AG	6,525	229,726
Erste Group Bank AG (A)	27,346	879,567
OMV AG	13,595	694,310
Raiffeisen Bank International AG	13,734	300,266
Verbund AG	6,360	378,690
voestalpine AG	10,807	248,839
		2,731,398
Belgium - 1.2%
Ageas	27,720	1,485,149
Anheuser-Busch InBev SA	112,716	10,653,815
Colruyt SA	8,411	430,682
Groupe Bruxelles Lambert SA	11,885	1,110,580
KBC Group NV	36,851	2,132,692
Proximus SADP	22,347	660,913
Solvay SA	10,980	1,109,812
Telenet Group Holding NV	6,853	341,649
UCB SA	18,664	1,394,940
Umicore SA	29,189	929,878
		20,250,110
Brazil - 1.1%
Ambev SA	331,200	1,497,238
Atacadao SA	26,700	143,784
B2W Cia Digital (A)	12,300	139,604
B3 SA - Brasil Bolsa Balcao	144,620	1,564,592
Banco Bradesco SA	84,487	618,198
Banco BTG Pactual SA	15,800	223,512
Banco do Brasil SA	60,500	675,566
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Banco Santander Brasil SA	29,200	$300,391
BB Seguridade Participacoes SA	51,400	405,515
BR Malls Participacoes SA	52,835	171,991
BRF SA (A)	39,800	366,571
CCR SA	85,200	334,340
Centrais Eletricas Brasileiras SA	14,800	164,190
Cia de Saneamento Basico do Estado de Sao Paulo	24,100	300,886
Cia Siderurgica Nacional SA	42,800	148,420
Cielo SA	84,160	157,508
Cosan SA	10,900	131,584
Embraer SA	47,600	206,332
Energisa SA	11,400	130,738
Engie Brasil Energia SA	13,825	150,169
Equatorial Energia SA	11,900	275,214
Hypera SA	25,700	199,654
IRB Brasil Resseguros SA	16,700	437,563
JBS SA	76,700	548,995
Klabin SA	47,200	171,657
Kroton Educacional SA	103,800	252,669
Localiza Rent a Car SA	40,415	459,097
Lojas Renner SA	55,339	675,534
M Dias Branco SA	6,800	59,445
Magazine Luiza SA	42,700	374,205
Multiplan Empreendimentos Imobiliarios SA	18,600	116,738
Natura Cosmeticos SA	13,100	208,727
Notre Dame Intermedica Participacoes SA	24,600	333,149
Petrobras Distribuidora SA	48,800	339,396
Petroleo Brasileiro SA	208,400	1,422,716
Porto Seguro SA	7,400	100,072
Raia Drogasil SA	16,200	360,070
Rumo SA (A)	76,400	407,737
Sul America SA	16,796	196,514
Suzano SA	38,227	268,448
TIM Participacoes SA	57,800	171,683
Ultrapar Participacoes SA	48,500	192,313
Vale SA (A)	222,570	2,449,291
WEG SA	59,020	320,683
		18,172,699
Canada - 8.3%
Agnico Eagle Mines, Ltd.	23,021	1,439,288
Alimentation Couche-Tard, Inc., Class B	42,996	2,706,223
AltaGas, Ltd.	28,056	380,992
Atco, Ltd., Class I	7,979	285,144
Aurora Cannabis, Inc. (A)	69,827	384,956
Bank of Montreal	63,037	4,320,833
Barrick Gold Corp.	171,347	3,321,666
BCE, Inc.	16,061	759,984
BlackBerry, Ltd. (A)	52,900	363,156
Bombardier, Inc., Class B (A)	213,637	275,992
Brookfield Asset Management, Inc., Class A	83,379	4,299,836
CAE, Inc.	26,533	694,513
Cameco Corp.	40,264	353,225
Canadian Imperial Bank of Commerce	44,058	3,412,725
Canadian National Railway Company	71,121	6,549,072
Canadian Natural Resources, Ltd.	117,849	2,815,665
Canadian Pacific Railway, Ltd.	13,816	3,326,570
Canadian Tire Corp., Ltd., Class A	5,950	600,988
Canadian Utilities, Ltd., Class A	13,838	399,633
Canopy Growth Corp. (A)	19,971	471,900
CCL Industries, Inc., Class B	14,904	675,348

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Cenovus Energy, Inc.	102,884	$897,936
CGI, Inc. (A)	24,492	1,920,876
CI Financial Corp.	24,986	358,069
Constellation Software, Inc.	1,989	1,937,176
Cronos Group, Inc. (A)	18,352	202,487
Dollarama, Inc.	29,497	1,128,791
ECN Capital Corp.	900	3,150
Emera, Inc.	6,502	281,685
Empire Company, Ltd., Class A	17,256	476,050
Enbridge, Inc.	197,736	6,613,478
Encana Corp.	148,500	658,067
Fairfax Financial Holdings, Ltd.	2,901	1,292,638
First Capital Realty, Inc.	19,547	325,637
First Quantum Minerals, Ltd.	67,794	415,502
Fortis, Inc.	42,904	1,771,393
Franco-Nevada Corp.	18,299	1,787,568
George Weston, Ltd.	7,911	642,732
Gildan Activewear, Inc.	20,708	759,169
Great-West Lifeco, Inc.	32,203	686,436
H&R Real Estate Investment Trust	16,874	286,810
Husky Energy, Inc.	36,722	245,199
Hydro One, Ltd. (B)	34,363	636,983
iA Financial Corp., Inc.	12,551	521,969
IGM Financial, Inc.	10,054	271,550
Imperial Oil, Ltd.	27,646	678,380
Intact Financial Corp.	14,537	1,420,726
Inter Pipeline, Ltd.	40,511	738,777
Keyera Corp.	20,995	506,662
Kinross Gold Corp. (A)	122,948	611,323
Kirkland Lake Gold, Ltd.	19,631	954,567
Linamar Corp.	319	9,689
Loblaw Companies, Ltd.	18,623	1,019,271
Lundin Mining Corp.	68,667	327,501
Magna International, Inc.	31,460	1,575,127
Methanex Corp.	6,973	226,044
Metro, Inc.	25,722	1,091,359
National Bank of Canada	33,742	1,584,460
Nutrien, Ltd.	59,302	2,986,480
Onex Corp.	8,841	519,410
Open Text Corp.	26,918	1,053,146
Pembina Pipeline Corp.	50,379	1,844,279
Power Corp. of Canada	33,390	703,964
Power Financial Corp.	30,967	660,322
PrairieSky Royalty, Ltd.	21,421	271,423
Quebecor, Inc., Class B	18,147	408,764
Restaurant Brands International, Inc.	23,624	1,852,623
RioCan Real Estate Investment Trust	16,557	329,300
Rogers Communications, Inc., Class B	36,188	1,791,461
Royal Bank of Canada	140,665	10,520,821
Saputo, Inc.	23,550	707,880
Shaw Communications, Inc., Class B	46,511	883,828
Shopify, Inc., Class A (A)	9,609	3,701,132
SmartCentres Real Estate Investment Trust	9,023	214,562
SNC-Lavalin Group, Inc.	18,073	222,756
Sun Life Financial, Inc.	60,953	2,498,276
Suncor Energy, Inc.	155,263	4,541,040
TC Energy Corp.	90,483	4,636,285
Teck Resources, Ltd., Class B	50,194	854,663
TELUS Corp.	20,705	750,039
The Bank of Nova Scotia	120,601	6,413,212
The Stars Group, Inc. (A)	22,286	338,625
The Toronto-Dominion Bank	179,459	9,731,816
Thomson Reuters Corp.	20,219	1,389,392
Tourmaline Oil Corp.	26,503	251,215
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Vermilion Energy, Inc.	15,707	$223,560
West Fraser Timber Company, Ltd.	5,645	198,851
Wheaton Precious Metals Corp.	43,663	1,284,244
WSP Global, Inc.	10,677	578,037
		135,064,352
Chile - 0.1%
Aguas Andinas SA, Class A	70,783	38,942
Antofagasta PLC	32,162	339,970
Banco de Chile	872,870	124,350
Banco de Credito e Inversiones SA	1,501	94,645
Banco Santander Chile	1,960,807	140,077
Cencosud SA	41,904	62,717
Cia Cervecerias Unidas SA	4,046	45,921
Colbun SA	231,542	41,232
Empresa Nacional de Telecomunicaciones SA (A)	4,024	35,043
Empresas CMPC SA	33,993	78,435
Empresas COPEC SA	12,078	108,812
Enel Americas SA	1,289,283	211,188
Enel Chile SA	1,019,255	87,885
Itau CorpBanca	3,313,065	25,711
Latam Airlines Group SA	9,994	83,928
SACI Falabella	22,932	128,706
		1,647,562
China - 6.0%
3SBio, Inc. (A)(B)	94,100	144,448
51job, Inc., ADR (A)	1,700	122,281
58.com, Inc., ADR (A)	6,700	360,393
AAC Technologies Holdings, Inc.	51,600	221,616
Agile Group Holdings, Ltd.	103,900	132,268
Agricultural Bank of China, Ltd., H Shares	2,115,200	813,192
Air China, Ltd., H Shares	131,300	113,318
Alibaba Group Holding, Ltd., ADR (A)	102,000	17,853,039
Aluminum Corp. of China, Ltd., H Shares (A)	292,600	85,541
Angang Steel Company, Ltd., H Shares	122,200	42,279
Anhui Conch Cement Company, Ltd., H Shares	88,100	494,533
ANTA Sports Products, Ltd.	77,500	642,866
Autohome, Inc., ADR (A)	4,200	366,072
AviChina Industry & Technology Company, Ltd., H Shares	181,000	94,434
BAIC Motor Corp., Ltd., H Shares (B)	124,000	69,702
Baidu, Inc., ADR (A)	19,900	2,078,953
Bank of China, Ltd., H Shares	5,693,600	2,177,075
Bank of Communications Company, Ltd., H Shares	623,900	407,503
Baozun, Inc., ADR (A)	2,700	123,552
BBMG Corp., H Shares	156,000	44,232
BeiGene, Ltd., ADR (A)	3,000	431,250
Beijing Capital International Airport Company, Ltd., H Shares	124,900	104,682
BYD Company, Ltd., H Shares	45,500	235,506
BYD Electronic International Company, Ltd.	50,400	60,328
CGN Power Company, Ltd., H Shares (B)	721,900	190,318
China Aoyuan Group, Ltd.	91,000	106,788
China Cinda Asset Management Company, Ltd., H Shares	665,200	137,948
China CITIC Bank Corp., Ltd., H Shares	634,000	331,036
China Coal Energy Company, Ltd., H Shares	151,000	59,825

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Communications Construction Company, Ltd., H Shares	309,500	$239,561
China Communications Services Corp., Ltd., H Shares	177,200	98,974
China Conch Venture Holdings, Ltd.	116,800	388,317
China Construction Bank Corp., H Shares	6,898,500	5,126,377
China Eastern Airlines Corp., Ltd., H Shares (A)	100,000	46,949
China Everbright Bank Company, Ltd., H Shares	206,000	85,790
China Evergrande Group	131,900	272,279
China Galaxy Securities Company, Ltd., H Shares	265,000	126,016
China Hongqiao Group, Ltd.	129,000	84,402
China Huarong Asset Management Company, Ltd., H Shares (B)	749,600	117,301
China Huishan Dairy Holdings Company, Ltd. (A)(C)	175,000	2,567
China International Capital Corp., Ltd., H Shares (B)	82,400	142,091
China Life Insurance Company, Ltd., H Shares	539,200	1,260,335
China Literature, Ltd. (A)(B)	18,800	57,591
China Longyuan Power Group Corp., Ltd., H Shares	236,700	129,943
China Medical System Holdings, Ltd.	102,300	127,212
China Merchants Bank Company, Ltd., H Shares	282,200	1,280,331
China Minsheng Banking Corp., Ltd., H Shares	500,020	328,542
China Molybdenum Company, Ltd., H Shares	294,100	79,617
China National Building Material Company, Ltd., H Shares	273,700	233,670
China Oilfield Services, Ltd., H Shares	117,700	145,273
China Oriental Group Company, Ltd.	74,000	29,201
China Pacific Insurance Group Company, Ltd., H Shares	194,200	775,163
China Petroleum & Chemical Corp., H Shares	1,839,300	1,072,929
China Railway Construction Corp., Ltd., H Shares	133,500	143,876
China Railway Group, Ltd., H Shares	284,600	185,830
China Railway Signal & Communication Corp., Ltd., H Shares (B)	107,000	64,013
China Reinsurance Group Corp., H Shares	456,000	74,356
China Resources Pharmaceutical Group, Ltd. (B)	115,600	119,155
China Shenhua Energy Company, Ltd., H Shares	243,500	477,830
China Southern Airlines Company, Ltd., H Shares	124,800	70,013
China Telecom Corp., Ltd., H Shares	993,100	443,767
China Tower Corp., Ltd., H Shares (B)	3,024,000	688,411
China Vanke Company, Ltd., H Shares	108,000	372,203
China Zhongwang Holdings, Ltd.	122,800	50,345
Chongqing Rural Commercial Bank Company, Ltd., H Shares	172,700	83,332
CIFI Holdings Group Company, Ltd.	206,000	110,406
CITIC Securities Company, Ltd., H Shares	146,200	260,771
CNOOC, Ltd.	1,275,500	1,889,546
COSCO SHIPPING Development Company, Ltd., H Shares	30,100	3,333
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	92,000	$51,980
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	164,500	58,634
Country Garden Holdings Company, Ltd.	548,300	679,064
Country Garden Services Holdings Company, Ltd.	83,000	239,411
CRRC Corp., Ltd., H Shares	306,500	210,391
CSPC Pharmaceutical Group, Ltd.	338,300	674,049
Ctrip.com International, Ltd., ADR (A)	29,100	942,258
Dali Foods Group Company, Ltd. (B)	151,000	100,409
Datang International Power Generation Company, Ltd., H Shares	226,000	49,494
Dongfeng Motor Group Company, Ltd., H Shares	185,300	171,700
ENN Energy Holdings, Ltd.	56,500	643,805
Fosun International, Ltd.	182,000	233,296
Future Land Development Holdings, Ltd.	134,000	105,555
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	36,900	104,967
GDS Holdings, Ltd., ADR (A)	4,400	177,496
Genscript Biotech Corp. (A)	68,000	151,877
GF Securities Company, Ltd., H Shares (A)	102,800	105,233
GOME Retail Holdings, Ltd. (A)	695,200	62,843
Great Wall Motor Company, Ltd., H Shares	230,900	146,180
Greentown Service Group Company, Ltd.	82,000	74,752
Guangzhou Automobile Group Company, Ltd., H Shares	203,080	204,136
Guangzhou R&F Properties Company, Ltd., H Shares	72,800	116,856
Guotai Junan Securities Company, Ltd., H Shares (B)	56,000	79,671
Haitian International Holdings, Ltd.	46,400	87,113
Haitong Securities Company, Ltd., H Shares	201,300	191,110
Hengan International Group Company, Ltd.	51,100	336,284
HengTen Networks Group, Ltd. (A)	1,448,000	23,075
Hua Hong Semiconductor, Ltd. (B)	36,000	59,996
Huadian Power International Corp., Ltd., H Shares	112,000	43,667
Huaneng Power International, Inc., H Shares	243,700	133,751
Huaneng Renewables Corp., Ltd., H Shares	355,700	98,495
Huatai Securities Company, Ltd., H Shares (B)	113,300	164,645
Huazhu Group, Ltd., ADR	9,300	307,179
Industrial & Commercial Bank of China, Ltd., H Shares	4,669,800	2,945,042
Inner Mongolia Yitai Coal Company, Ltd., Class B	67,500	60,079
iQIYI, Inc., ADR (A)	8,500	155,465
JD.com, Inc., ADR (A)	52,500	1,601,250
Jiangsu Expressway Company, Ltd., H Shares	86,900	115,083
Jiangxi Copper Company, Ltd., H Shares	80,400	90,296
Kaisa Group Holdings, Ltd. (A)	167,000	57,519
Kingdee International Software Group Company, Ltd.	172,000	155,166
Kingsoft Corp., Ltd. (A)	61,200	112,491
KWG Group Holdings, Ltd. (A)	87,500	75,963
Legend Holdings Corp., H Shares (B)	24,100	51,753

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Lenovo Group, Ltd.	518,000	$339,796
Li Ning Company, Ltd.	141,000	415,849
Logan Property Holdings Company, Ltd.	104,000	146,118
Longfor Group Holdings, Ltd. (B)	128,400	456,587
Luye Pharma Group, Ltd. (B)	70,500	54,582
Maanshan Iron & Steel Company, Ltd., H Shares	124,000	46,406
Meitu, Inc. (A)(B)	133,700	33,646
Meituan Dianping, Class B (A)	72,000	681,343
Metallurgical Corp. of China, Ltd., H Shares	214,000	47,705
Momo, Inc., ADR	10,300	378,834
NetEase, Inc., ADR	5,100	1,300,500
New China Life Insurance Company, Ltd., H Shares	60,200	236,814
New Oriental Education & Technology Group, Inc., ADR (A)	10,300	1,168,020
NIO, Inc., ADR (A)	48,900	139,854
Noah Holdings, Ltd., ADR (A)	2,300	69,000
PetroChina Company, Ltd., H Shares	1,522,700	749,493
PICC Property & Casualty Company, Ltd., H Shares	506,950	579,693
Pinduoduo, Inc., ADR (A)	13,400	439,118
Ping An Insurance Group Company of China, Ltd., H Shares	402,800	4,621,329
Postal Savings Bank of China Company, Ltd., H Shares (B)	565,000	339,757
Semiconductor Manufacturing International Corp. (A)	209,800	230,068
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	152,000	156,475
Shanghai Electric Group Company, Ltd., H Shares	170,000	53,488
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	39,100	115,804
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	72,480	81,260
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	59,600	112,340
Shenzhou International Group Holdings, Ltd.	54,100	733,992
Shui On Land, Ltd.	268,500	55,735
Sihuan Pharmaceutical Holdings Group, Ltd.	301,400	53,657
SINA Corp. (A)	4,400	181,148
Sino-Ocean Group Holding, Ltd.	226,000	80,494
Sinopec Engineering Group Company, Ltd., H Shares	100,500	65,534
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	233,700	67,301
Sinopharm Group Company, Ltd., H Shares	83,900	302,796
Sinotrans, Ltd., H Shares	145,000	46,655
Sinotruk Hong Kong, Ltd.	50,500	77,702
SOHO China, Ltd.	148,200	43,389
Sunac China Holdings, Ltd.	175,300	698,930
Sunny Optical Technology Group Company, Ltd.	51,500	708,979
TAL Education Group, ADR (A)	25,600	912,128
Tencent Holdings, Ltd.	409,700	16,914,683
Tencent Music Entertainment Group, ADR (A)	6,900	91,770
The People's Insurance Company Group of China, Ltd., H Shares	628,200	245,440
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tingyi Cayman Islands Holding Corp.	136,700	$187,960
Tong Ren Tang Technologies Company, Ltd., H Shares	31,000	33,609
TravelSky Technology, Ltd., H Shares	68,500	137,280
Tsingtao Brewery Company, Ltd., H Shares	27,000	181,959
Uni-President China Holdings, Ltd.	87,000	96,464
Vipshop Holdings, Ltd., ADR (A)	30,700	256,959
Want Want China Holdings, Ltd.	349,500	271,653
Weibo Corp., ADR (A)	3,680	152,242
Weichai Power Company, Ltd., H Shares	135,000	206,011
WuXi AppTec Company, Ltd., H Shares (B)	11,340	126,917
Wuxi Biologics Cayman, Inc. (A)(B)	40,000	419,819
Xiaomi Corp., Class B (A)(B)	243,400	263,875
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	53,600	62,968
Xinyi Solar Holdings, Ltd.	228,000	143,738
Yangzijiang Shipbuilding Holdings, Ltd.	66,000	43,153
Yanzhou Coal Mining Company, Ltd., H Shares	126,700	109,445
Yihai International Holding, Ltd. (A)	35,000	209,296
Yum China Holdings, Inc.	25,884	1,175,910
Yuzhou Properties Company, Ltd.	128,000	53,721
YY, Inc., ADR (A)	3,600	205,740
Zhaojin Mining Industry Company, Ltd., H Shares	69,500	91,142
Zhejiang Expressway Company, Ltd., H Shares	105,800	88,373
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	22,200	49,960
Zhongsheng Group Holdings, Ltd.	39,500	123,122
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	37,500	148,868
Zijin Mining Group Company, Ltd., H Shares	421,200	157,397
ZTE Corp., H Shares (A)	56,500	139,876
ZTO Express Cayman, Inc., ADR	22,900	469,679
		97,463,423
Colombia - 0.0%
Bancolombia SA	12,725	146,299
Cementos Argos SA	22,772	50,801
Ecopetrol SA	291,020	231,622
Grupo Argos SA	15,336	80,185
Grupo de Inversiones Suramericana SA	12,535	121,977
Interconexion Electrica SA ESP	24,015	126,819
		757,703
Czech Republic - 0.0%
CEZ AS	10,519	231,813
Komercni banka AS	4,998	177,749
Moneta Money Bank AS (B)	32,556	105,491
		515,053
Denmark - 1.2%
A.P. Moller - Maersk A/S, Series A	313	311,744
A.P. Moller - Maersk A/S, Series B	537	571,916
Carlsberg A/S, Class B	8,775	1,296,135
Chr. Hansen Holding A/S	8,656	727,863
Coloplast A/S, B Shares	9,764	1,163,959
Danske Bank A/S	55,233	727,149
Demant A/S (A)	9,197	278,659
DSV A/S	18,115	1,797,471
Genmab A/S (A)	5,332	1,089,966
H Lundbeck A/S	5,505	200,128

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
ISS A/S	12,771	$324,494
Novo Nordisk A/S, B Shares	142,173	7,407,552
Novozymes A/S, B Shares	17,932	764,426
Orsted A/S (B)	15,546	1,483,651
Pandora A/S	8,567	364,469
Tryg A/S	10,406	311,046
Vestas Wind Systems A/S	16,097	1,183,691
		20,004,319
Finland - 0.3%
Elisa OYJ	2,715	136,578
Fortum OYJ	9,163	201,721
Kone OYJ, B Shares	6,779	392,292
Metso OYJ	2,137	80,213
Neste OYJ	8,283	261,272
Nokia OYJ	114,829	568,092
Nokian Renkaat OYJ	2,374	65,072
Nordea Bank ABP	1,029	6,420
Nordea Bank ABP (Nasdaq Stockholm Exchange)	289,172	1,808,569
Orion OYJ, Class B	2,101	78,083
Sampo OYJ, A Shares	9,890	392,939
Stora Enso OYJ, R Shares	12,431	139,385
UPM-Kymmene OYJ	10,675	288,488
Wartsila OYJ ABP	9,092	111,726
		4,530,850
France - 7.4%
Accor SA	14,907	643,596
Aeroports de Paris	2,406	415,775
Air Liquide SA	34,805	4,849,382
Airbus SE	47,270	6,513,472
Alstom SA	12,624	539,755
Amundi SA (B)	4,947	316,247
Arkema SA	5,646	495,960
Atos SE	7,830	592,409
AXA SA	159,478	3,656,909
BioMerieux	3,357	272,890
BNP Paribas SA	91,318	4,116,227
Bollore SA	70,611	299,785
Bouygues SA	18,236	692,706
Bureau Veritas SA	23,092	552,406
Capgemini SE	12,799	1,535,715
Carrefour SA	48,080	819,406
Casino Guichard Perrachon SA	4,470	188,243
Cie de Saint-Gobain	39,812	1,435,496
Cie Generale des Etablissements Michelin SCA	13,760	1,448,639
CNP Assurances	16,151	293,402
Covivio	3,570	379,894
Credit Agricole SA	93,589	1,066,853
Danone SA	49,987	4,478,287
Dassault Aviation SA	204	290,290
Dassault Systemes SE	10,507	1,481,523
Edenred	19,432	946,221
Eiffage SA	6,357	658,731
Electricite de France SA	49,192	598,212
Engie SA	147,957	2,249,653
EssilorLuxottica SA	22,852	3,374,058
Eurazeo SE	3,223	213,190
Eutelsat Communications SA	14,075	244,900
Faurecia SE	6,236	272,870
Gecina SA	3,679	583,203
Getlink SE	35,079	493,603
Hermes International	2,553	1,743,414
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
ICADE	2,278	$201,455
Iliad SA	2,150	225,152
Imerys SA	2,934	119,800
Ingenico Group SA	4,877	483,650
Ipsen SA	3,074	323,109
JCDecaux SA	5,901	157,938
Kering SA	6,152	2,980,933
Klepierre SA	16,560	505,444
Legrand SA	21,485	1,516,886
L'Oreal SA	20,451	5,584,254
LVMH Moet Hennessy Louis Vuitton SE	22,551	8,992,996
Natixis SA	78,197	302,631
Orange SA	161,119	2,447,939
Pernod Ricard SA	17,191	3,281,923
Peugeot SA	48,039	1,074,012
Publicis Groupe SA	17,196	824,945
Remy Cointreau SA	1,806	272,787
Renault SA	15,775	904,798
Safran SA	26,559	3,857,464
Sanofi	91,109	7,826,937
Sartorius Stedim Biotech	2,246	347,636
Schneider Electric SE	44,666	3,741,386
SCOR SE	13,864	553,146
SEB SA	1,837	285,668
Societe BIC SA	2,030	129,717
Societe Generale SA	62,213	1,574,894
Sodexo SA	7,150	810,459
Suez	27,376	425,039
Teleperformance	4,685	1,023,141
Thales SA	8,670	1,002,480
TOTAL SA	192,761	9,626,199
Ubisoft Entertainment SA (A)	6,783	546,911
Unibail-Rodamco-Westfield	11,166	1,461,608
Valeo SA	19,626	537,020
Veolia Environnement SA	43,512	1,040,543
Vinci SA	41,256	4,507,505
Vivendi SA	73,809	2,063,990
Wendel SA	2,207	309,340
Worldline SA (A)(B)	6,669	460,601
		121,085,658
Germany - 3.9%
1&1 Drillisch AG	3,167	87,074
adidas AG	10,653	3,156,601
Allianz SE	25,286	5,580,701
Axel Springer SE	2,839	196,688
BASF SE	54,292	3,592,325
Bayer AG	55,099	4,095,153
Bayerische Motoren Werke AG	19,414	1,298,412
Beiersdorf AG	5,892	742,682
Brenntag AG	9,088	438,625
Carl Zeiss Meditec AG, Bearer Shares	2,360	272,733
Commerzbank AG	59,685	338,340
Continental AG	6,491	783,320
Covestro AG (B)	10,338	469,793
Daimler AG	53,684	2,525,749
Delivery Hero SE (A)(B)	6,594	334,200
Deutsche Bank AG	116,304	839,510
Deutsche Boerse AG	11,165	1,640,503
Deutsche Lufthansa AG	14,285	220,178
Deutsche Post AG	58,437	1,917,639
Deutsche Telekom AG	196,438	3,279,451
Deutsche Wohnen SE	20,899	740,848
E.ON SE	129,497	1,204,796

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Evonik Industries AG	11,033	$282,055
Fraport AG Frankfurt Airport Services Worldwide	2,413	202,135
Fresenius Medical Care AG & Company KGaA	12,742	857,509
Fresenius SE & Company KGaA	24,639	1,197,708
GEA Group AG	9,064	244,316
Hannover Rueck SE	3,804	605,977
HeidelbergCement AG	8,767	608,819
Henkel AG & Company KGaA	6,130	567,434
HOCHTIEF AG	1,464	159,651
HUGO BOSS AG	3,717	207,548
Infineon Technologies AG	73,707	1,277,404
Innogy SE (B)	7,967	396,900
KION Group AG	3,840	186,091
Knorr-Bremse AG	2,816	263,435
LANXESS AG	5,152	310,834
Merck KGaA	7,615	815,837
METRO AG	10,399	161,011
MTU Aero Engines AG	3,063	838,185
Muenchener Rueckversicherungs-Gesellschaft AG	9,013	2,157,948
Puma SE	4,886	371,644
RWE AG	32,274	920,030
SAP SE	57,994	6,923,148
Siemens AG	45,206	4,520,693
Siemens Healthineers AG (B)	8,825	347,106
Symrise AG	7,534	704,313
Telefonica Deutschland Holding AG	51,501	131,152
thyssenkrupp AG	23,896	292,867
TUI AG	38,137	380,598
Uniper SE	11,755	356,668
United Internet AG	7,274	238,938
Volkswagen AG	1,952	319,221
Vonovia SE	28,884	1,441,286
Wirecard AG	6,926	1,109,698
Zalando SE (A)(B)	7,398	367,031
		63,520,511
Hong Kong - 3.4%
AIA Group, Ltd.	1,031,200	9,978,673
Alibaba Health Information Technology, Ltd. (A)	245,100	231,623
Alibaba Pictures Group, Ltd. (A)	965,600	158,553
ASM Pacific Technology, Ltd.	25,300	289,120
Beijing Enterprises Holdings, Ltd.	37,500	178,337
Beijing Enterprises Water Group, Ltd. (A)	378,500	198,412
BOC Hong Kong Holdings, Ltd.	316,000	1,062,779
Brilliance China Automotive Holdings, Ltd.	211,500	223,794
China Agri-Industries Holdings, Ltd.	152,000	42,769
China Ding Yi Feng Holdings, Ltd. (C)	88,000	220,382
China Education Group Holdings, Ltd.	46,000	68,272
China Everbright International, Ltd.	257,200	201,510
China Everbright, Ltd.	65,100	74,146
China First Capital Group, Ltd. (A)	218,000	83,306
China Gas Holdings, Ltd.	127,400	525,171
China Jinmao Holdings Group, Ltd.	364,900	203,147
China Mengniu Dairy Company, Ltd. (A)	197,900	782,881
China Merchants Port Holdings Company, Ltd.	98,300	153,123
China Mobile, Ltd.	439,900	3,639,991
China Overseas Land & Investment, Ltd.	273,500	862,763
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Power International Development, Ltd.	298,000	$64,521
China Resources Beer Holdings Company, Ltd.	105,200	595,482
China Resources Cement Holdings, Ltd.	184,000	162,579
China Resources Gas Group, Ltd.	63,100	311,376
China Resources Land, Ltd.	199,700	809,618
China Resources Power Holdings Company, Ltd.	131,100	172,943
China State Construction International Holdings, Ltd.	151,500	136,346
China Taiping Insurance Holdings Company, Ltd.	119,200	267,480
China Traditional Chinese Medicine Holdings Company, Ltd.	164,000	76,805
China Unicom Hong Kong, Ltd.	439,300	436,436
CITIC, Ltd.	417,600	493,723
CK Asset Holdings, Ltd.	221,000	1,496,686
CK Hutchison Holdings, Ltd.	230,500	2,003,697
CK Infrastructure Holdings, Ltd.	55,000	370,261
CLP Holdings, Ltd.	139,500	1,435,622
COSCO SHIPPING Ports, Ltd.	127,700	111,723
Dairy Farm International Holdings, Ltd.	27,700	198,123
Far East Horizon, Ltd.	142,800	127,497
Fullshare Holdings, Ltd. (A)	668,300	17,790
Galaxy Entertainment Group, Ltd.	185,000	1,157,819
Geely Automobile Holdings, Ltd.	356,300	548,868
Guangdong Investment, Ltd.	208,900	439,765
Haier Electronics Group Company, Ltd.	88,700	230,952
Hang Lung Properties, Ltd.	169,000	381,192
Hang Seng Bank, Ltd.	65,100	1,356,105
Henderson Land Development Company, Ltd.	125,041	580,669
HK Electric Investments & HK Electric Investments, Ltd.	208,000	199,169
HKT Trust & HKT, Ltd.	320,000	499,883
Hong Kong & China Gas Company, Ltd.	863,646	1,665,465
Hong Kong Exchanges & Clearing, Ltd.	101,300	3,091,559
Hongkong Land Holdings, Ltd.	100,200	546,395
Hutchison China MediTech, Ltd., ADR (A)	4,600	100,234
Hysan Development Company, Ltd.	51,000	206,194
Jardine Matheson Holdings, Ltd.	18,900	1,027,736
Jardine Strategic Holdings, Ltd.	19,100	603,894
Kerry Properties, Ltd.	55,000	185,104
Kingboard Holdings, Ltd.	49,200	114,887
Kingboard Laminates Holdings, Ltd.	78,000	61,397
Kunlun Energy Company, Ltd.	236,900	205,941
Lee & Man Paper Manufacturing, Ltd.	96,500	50,951
Link REIT	179,500	2,012,253
Melco Resorts & Entertainment, Ltd., ADR	17,400	361,920
MTR Corp., Ltd.	131,000	758,074
New World Development Company, Ltd.	525,000	653,337
Nine Dragons Paper Holdings, Ltd.	112,900	85,300
NWS Holdings, Ltd.	130,000	223,477
PCCW, Ltd.	334,000	180,902
Power Assets Holdings, Ltd.	117,500	781,306
Shanghai Industrial Holdings, Ltd.	32,900	64,024
Shangri-La Asia, Ltd.	105,000	109,622
Shenzhen International Holdings, Ltd.	69,000	130,264
Shenzhen Investment, Ltd.	216,000	81,704
Shimao Property Holdings, Ltd.	81,400	229,605
Sino Biopharmaceutical, Ltd.	499,900	740,687
Sino Land Company, Ltd.	255,000	363,478
SJM Holdings, Ltd.	166,000	156,458

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Skyworth Group, Ltd.	9,600	$2,208
SSY Group, Ltd.	110,000	97,002
Sun Art Retail Group, Ltd.	176,200	171,143
Sun Hung Kai Properties, Ltd.	136,000	1,922,367
Swire Pacific, Ltd., Class A	41,500	405,974
Swire Properties, Ltd.	97,800	320,561
Techtronic Industries Company, Ltd.	117,000	807,034
The Bank of East Asia, Ltd.	105,400	266,092
The Wharf Holdings, Ltd.	102,000	222,761
Towngas China Company, Ltd. (A)	75,000	51,780
Vitasoy International Holdings, Ltd.	62,000	288,149
WH Group, Ltd. (B)	819,500	656,717
Wharf Real Estate Investment Company, Ltd.	105,000	567,276
Wheelock & Company, Ltd.	69,000	400,221
Yue Yuen Industrial Holdings, Ltd.	60,500	154,648
Yuexiu Property Company, Ltd.	490,000	105,391
		55,093,374
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	33,146	324,142
OTP Bank Nyrt	18,447	735,567
Richter Gedeon NYRT	11,914	198,676
		1,258,385
Indonesia - 0.3%
Adaro Energy Tbk PT	603,500	47,722
Astra International Tbk PT	823,300	386,611
Bank Central Asia Tbk PT	392,800	843,053
Bank Mandiri Persero Tbk PT	757,300	385,048
Bank Negara Indonesia Persero Tbk PT	285,900	154,815
Bank Rakyat Indonesia Persero Tbk PT	2,224,500	667,669
Bank Tabungan Negara Persero Tbk PT	173,300	24,362
Barito Pacific Tbk PT	1,075,000	68,463
Bukit Asam Tbk PT	111,900	19,444
Bumi Serpong Damai Tbk PT (A)	318,900	30,251
Charoen Pokphand Indonesia Tbk PT	313,700	110,933
Gudang Garam Tbk PT	20,400	99,824
Hanjaya Mandala Sampoerna Tbk PT	392,300	74,260
Indah Kiat Pulp & Paper Corp. Tbk PT	117,500	56,525
Indocement Tunggal Prakarsa Tbk PT	76,900	117,488
Indofood CBP Sukses Makmur Tbk PT	95,600	81,053
Indofood Sukses Makmur Tbk PT	184,300	102,777
Jasa Marga Persero Tbk PT	88,200	34,786
Kalbe Farma Tbk PT	873,200	103,995
Pabrik Kertas Tjiwi Kimia Tbk PT	59,300	41,523
Pakuwon Jati Tbk PT	706,300	31,817
Perusahaan Gas Negara Tbk PT	459,900	62,106
Semen Indonesia Persero Tbk PT	125,100	116,540
Surya Citra Media Tbk PT	240,200	20,877
Telekomunikasi Indonesia Persero Tbk PT	1,973,100	620,366
Unilever Indonesia Tbk PT	58,700	201,976
United Tractors Tbk PT	70,100	103,241
Waskita Karya Persero Tbk PT	78,100	9,579
		4,617,104
Ireland - 0.7%
AerCap Holdings NV (A)	19,300	1,034,866
AIB Group PLC	68,418	173,002
Bank of Ireland Group PLC	82,506	313,745
CRH PLC	70,046	2,344,274
DCC PLC	8,261	704,022
Experian PLC	76,708	2,359,197
Flutter Entertainment PLC	6,752	555,592
James Hardie Industries PLC, CHESS Depositary Interest	36,074	547,240
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Kerry Group PLC, Class A	13,669	$1,626,903
Kingspan Group PLC	13,095	601,544
Smurfit Kappa Group PLC	19,649	606,410
		10,866,795
Isle of Man - 0.0%
GVC Holdings PLC	50,257	385,611
Israel - 0.3%
Azrieli Group, Ltd.	3,179	236,978
Bank Hapoalim BM (A)	84,739	621,717
Bank Leumi Le-Israel BM	110,669	754,083
Check Point Software Technologies, Ltd. (A)	9,000	969,300
CyberArk Software, Ltd. (A)	2,700	303,318
Israel Chemicals, Ltd.	53,548	241,832
Israel Discount Bank, Ltd., Class A	89,260	371,475
Mizrahi Tefahot Bank, Ltd.	10,859	250,159
Nice, Ltd. (A)	4,438	679,589
Teva Pharmaceutical Industries, Ltd. (A)	9,796	68,324
Teva Pharmaceutical Industries, Ltd., ADR (A)	68,900	475,410
Wix.com, Ltd. (A)	3,300	462,825
		5,435,010
Italy - 0.9%
Assicurazioni Generali SpA	56,976	1,035,676
Atlantia SpA	24,545	599,728
Davide Campari-Milano SpA	28,240	265,316
Enel SpA	407,823	2,958,662
Eni SpA	126,295	1,906,225
Ferrari NV	6,064	957,497
FinecoBank Banca Fineco SpA	29,787	308,465
Intesa Sanpaolo SpA	747,630	1,645,123
Leonardo SpA	20,175	247,899
Mediobanca Banca di Credito Finanziario SpA	29,733	295,495
Moncler SpA	8,874	333,883
Pirelli & C. SpA (B)	19,145	99,639
Poste Italiane SpA (B)	28,868	311,306
Prysmian SpA	12,044	264,313
Recordati SpA	5,094	223,510
Snam SpA	103,100	522,863
Telecom Italia SpA (A)	453,856	242,627
Telecom Italia SpA	300,329	153,708
Terna Rete Elettrica Nazionale SpA	67,628	426,129
UniCredit SpA	100,327	1,115,907
		13,913,971
Japan - 14.9%
ABC-Mart, Inc.	2,400	153,293
Acom Company, Ltd.	31,000	109,305
Advantest Corp.	14,900	610,005
Aeon Company, Ltd.	48,500	859,648
AEON Financial Service Company, Ltd.	8,700	127,261
Aeon Mall Company, Ltd.	7,700	121,031
AGC, Inc.	13,700	394,838
Air Water, Inc.	11,100	188,338
Aisin Seiki Company, Ltd.	12,100	358,050
Ajinomoto Company, Inc.	32,600	594,026
Alfresa Holdings Corp.	14,000	316,653
Alps Alpine Company, Ltd.	15,600	271,377
Amada Holdings Company, Ltd.	25,500	265,068
ANA Holdings, Inc.	8,500	290,425
Aozora Bank, Ltd.	8,500	196,215
Asahi Group Holdings, Ltd.	27,000	1,258,756

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Intecc Company, Ltd.	14,500	$323,388
Asahi Kasei Corp.	94,400	852,817
Astellas Pharma, Inc.	140,200	1,935,249
Bandai Namco Holdings, Inc.	14,900	875,488
Benesse Holdings, Inc.	5,400	138,115
Bridgestone Corp.	42,400	1,605,751
Brother Industries, Ltd.	16,600	286,983
Calbee, Inc.	5,900	179,810
Canon, Inc.	74,500	1,931,454
Casio Computer Company, Ltd.	14,500	202,442
Central Japan Railway Company	10,700	2,115,656
Chubu Electric Power Company, Inc.	47,900	705,886
Chugai Pharmaceutical Company, Ltd.	16,700	1,192,724
Coca-Cola Bottlers Japan Holdings, Inc.	9,200	199,819
Concordia Financial Group, Ltd.	80,100	274,746
Credit Saison Company, Ltd.	12,400	137,794
CyberAgent, Inc.	7,500	337,543
Dai Nippon Printing Company, Ltd.	17,900	386,923
Daicel Corp.	20,000	154,321
Daifuku Company, Ltd.	7,600	358,154
Dai-ichi Life Holdings, Inc.	82,600	1,123,297
Daiichi Sankyo Company, Ltd.	42,300	2,789,827
Daikin Industries, Ltd.	18,600	2,299,809
Daito Trust Construction Company, Ltd.	5,300	682,002
Daiwa House Industry Company, Ltd.	42,300	1,325,033
Daiwa House REIT Investment Corp.	133	351,004
Daiwa Securities Group, Inc.	113,500	488,359
Denso Corp.	32,300	1,353,308
Dentsu, Inc.	16,100	549,542
Disco Corp.	2,000	362,418
East Japan Railway Company	22,700	2,160,484
Eisai Company, Ltd.	18,800	959,382
Electric Power Development Company, Ltd.	10,800	250,075
FamilyMart UNY Holdings Company, Ltd.	18,800	432,843
FANUC Corp.	14,500	2,511,002
Fast Retailing Company, Ltd.	4,300	2,515,549
Fuji Electric Company, Ltd.	9,500	270,324
FUJIFILM Holdings Corp.	26,800	1,146,247
Fujitsu, Ltd.	14,600	1,125,929
Fukuoka Financial Group, Inc.	13,000	223,282
GMO Payment Gateway, Inc.	3,000	232,112
Hakuhodo DY Holdings, Inc.	17,200	253,622
Hamamatsu Photonics KK	10,300	355,384
Hankyu Hanshin Holdings, Inc.	16,900	639,993
Hikari Tsushin, Inc.	1,500	351,215
Hino Motors, Ltd.	21,900	171,991
Hirose Electric Company, Ltd.	2,400	272,356
Hisamitsu Pharmaceutical Company, Inc.	4,000	161,579
Hitachi Chemical Company, Ltd.	7,800	243,396
Hitachi Construction Machinery Company, Ltd.	8,200	174,777
Hitachi High-Technologies Corp.	5,100	274,881
Hitachi Metals, Ltd.	15,900	170,924
Hitachi, Ltd.	72,100	2,459,500
Honda Motor Company, Ltd.	121,600	2,881,287
Hoshizaki Corp.	4,000	287,410
Hoya Corp.	28,400	2,309,024
Hulic Company, Ltd.	19,100	182,144
Idemitsu Kosan Company, Ltd.	14,597	391,408
IHI Corp.	11,000	213,856
Iida Group Holdings Company, Ltd.	11,000	171,040
Inpex Corp.	75,800	654,332
Isetan Mitsukoshi Holdings, Ltd.	24,700	186,955
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Isuzu Motors, Ltd.	41,200	$442,468
ITOCHU Corp.	100,500	2,002,220
Itochu Techno-Solutions Corp.	6,900	189,893
J Front Retailing Company, Ltd.	16,900	191,085
Japan Airlines Company, Ltd.	8,600	268,420
Japan Airport Terminal Company, Ltd.	3,800	151,238
Japan Exchange Group, Inc.	37,900	599,246
Japan Post Bank Company, Ltd.	30,100	274,045
Japan Post Holdings Company, Ltd.	122,000	1,108,627
Japan Prime Realty Investment Corp.	55	251,093
Japan Real Estate Investment Corp.	96	638,871
Japan Retail Fund Investment Corp.	186	372,203
Japan Tobacco, Inc.	89,500	1,889,326
JFE Holdings, Inc.	36,900	431,159
JGC Corp.	16,500	191,335
JSR Corp.	14,300	233,563
JTEKT Corp.	15,800	171,007
JXTG Holdings, Inc.	239,600	988,452
Kajima Corp.	33,800	410,855
Kakaku.com, Inc.	9,900	247,577
Kamigumi Company, Ltd.	7,800	182,662
Kaneka Corp.	3,800	113,738
Kansai Paint Company, Ltd.	13,100	272,281
Kao Corp.	36,400	2,626,581
Kawasaki Heavy Industries, Ltd.	10,600	207,443
KDDI Corp.	132,000	3,515,929
Keihan Holdings Company, Ltd.	7,000	293,109
Keikyu Corp.	16,200	296,880
Keio Corp.	7,600	474,531
Keisei Electric Railway Company, Ltd.	9,500	373,588
Keyence Corp.	6,800	4,018,119
Kikkoman Corp.	10,800	485,428
Kintetsu Group Holdings Company, Ltd.	12,500	622,160
Kirin Holdings Company, Ltd.	61,300	1,209,797
Kobayashi Pharmaceutical Company, Ltd.	3,600	269,388
Kobe Steel, Ltd.	24,100	125,430
Koito Manufacturing Company, Ltd.	7,800	365,623
Komatsu, Ltd.	69,100	1,463,251
Konami Holdings Corp.	6,800	308,143
Konica Minolta, Inc.	33,600	238,612
Kose Corp.	2,500	429,924
Kubota Corp.	78,200	1,120,409
Kuraray Company, Ltd.	23,900	272,259
Kurita Water Industries, Ltd.	7,300	189,581
Kyocera Corp.	23,900	1,418,522
Kyowa Kirin Company, Ltd.	18,000	329,292
Kyushu Electric Power Company, Inc.	27,700	273,409
Kyushu Railway Company	11,800	353,823
Lawson, Inc.	3,600	178,673
LINE Corp. (A)	4,500	158,779
Lion Corp.	16,500	320,343
LIXIL Group Corp.	19,800	323,966
M3, Inc.	31,400	665,490
Makita Corp.	16,700	491,141
Marubeni Corp.	117,700	751,197
Marui Group Company, Ltd.	13,900	276,469
Maruichi Steel Tube, Ltd.	4,100	99,590
Mazda Motor Corp.	41,800	349,754
McDonald's Holdings Company Japan, Ltd.	4,700	220,469
Mebuki Financial Group, Inc.	66,300	147,712
Medipal Holdings Corp.	13,600	288,682
MEIJI Holdings Company, Ltd.	8,500	590,098
Mercari, Inc. (A)	5,700	133,067

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MINEBEA MITSUMI, Inc.	27,200	$418,770
MISUMI Group, Inc.	21,200	479,493
Mitsubishi Chemical Holdings Corp.	96,100	658,711
Mitsubishi Corp.	101,000	2,456,427
Mitsubishi Electric Corp.	136,500	1,642,973
Mitsubishi Estate Company, Ltd.	88,000	1,683,452
Mitsubishi Gas Chemical Company, Inc.	12,700	152,490
Mitsubishi Heavy Industries, Ltd.	23,800	893,428
Mitsubishi Materials Corp.	8,000	193,694
Mitsubishi Motors Corp.	50,100	209,053
Mitsubishi Tanabe Pharma Corp.	16,600	183,013
Mitsubishi UFJ Financial Group, Inc.	917,200	4,414,715
Mitsubishi UFJ Lease & Finance Company, Ltd.	30,900	166,669
Mitsui & Company, Ltd.	123,700	1,935,176
Mitsui Chemicals, Inc.	13,800	294,411
Mitsui Fudosan Company, Ltd.	66,400	1,589,717
Mitsui OSK Lines, Ltd.	8,600	202,065
Mizuho Financial Group, Inc.	1,795,900	2,609,512
MonotaRO Company, Ltd.	9,300	228,098
MS&AD Insurance Group Holdings, Inc.	36,600	1,161,692
Murata Manufacturing Company, Ltd.	42,800	1,779,321
Nabtesco Corp.	8,400	240,957
Nagoya Railroad Company, Ltd.	13,200	393,362
NEC Corp.	18,400	787,564
Nexon Company, Ltd. (A)	36,500	492,553
NGK Insulators, Ltd.	19,500	261,266
NGK Spark Plug Company, Ltd.	11,700	201,463
NH Foods, Ltd.	6,300	241,806
Nidec Corp.	16,700	2,173,084
Nikon Corp.	23,900	295,478
Nintendo Company, Ltd.	8,400	3,178,566
Nippon Building Fund, Inc.	98	719,505
Nippon Electric Glass Company, Ltd.	6,200	128,459
Nippon Express Company, Ltd.	5,900	304,562
Nippon Paint Holdings Company, Ltd.	10,900	515,122
Nippon Prologis REIT, Inc.	143	387,342
Nippon Steel Corp.	60,400	843,521
Nippon Telegraph & Telephone Corp.	47,900	2,296,225
Nippon Yusen KK	11,300	168,333
Nissan Chemical Corp.	9,400	397,169
Nissan Motor Company, Ltd.	172,800	1,067,639
Nisshin Seifun Group, Inc.	14,600	274,421
Nissin Foods Holdings Company, Ltd.	4,700	325,751
Nitori Holdings Company, Ltd.	6,000	865,047
Nitto Denko Corp.	11,700	543,853
Nomura Holdings, Inc.	247,400	997,282
Nomura Real Estate Holdings, Inc.	9,200	194,811
Nomura Real Estate Master Fund, Inc.	282	492,364
Nomura Research Institute, Ltd.	25,200	500,590
NSK, Ltd.	27,100	216,852
NTT Data Corp.	46,700	601,504
NTT DOCOMO, Inc.	99,300	2,504,930
Obayashi Corp.	48,800	449,104
Obic Company, Ltd.	4,800	548,133
Odakyu Electric Railway Company, Ltd.	21,600	489,641
Oji Holdings Corp.	64,300	299,099
Olympus Corp.	86,700	1,013,791
Omron Corp.	14,400	711,107
Ono Pharmaceutical Company, Ltd.	28,300	521,927
Oracle Corp. Japan	2,800	240,808
Oriental Land Company, Ltd.	14,900	2,167,512
ORIX Corp.	99,100	1,462,230
Osaka Gas Company, Ltd.	27,600	493,643
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Otsuka Corp.	7,700	$285,504
Otsuka Holdings Company, Ltd.	29,100	1,195,842
Pan Pacific International Holdings Corp.	32,800	513,122
Panasonic Corp.	165,000	1,270,982
Park24 Company, Ltd.	8,600	176,402
PeptiDream, Inc. (A)	6,900	361,043
Persol Holdings Company, Ltd.	13,300	269,200
Pigeon Corp.	8,600	311,778
Pola Orbis Holdings, Inc.	6,800	161,384
Rakuten, Inc.	64,000	602,196
Recruit Holdings Company, Ltd.	88,500	2,679,801
Renesas Electronics Corp. (A)	55,900	348,390
Resona Holdings, Inc.	155,900	611,046
Ricoh Company, Ltd.	49,500	457,510
Rinnai Corp.	2,500	156,743
Rohm Company, Ltd.	7,000	498,183
Ryohin Keikaku Company, Ltd.	18,000	309,917
Sankyo Company, Ltd.	3,300	114,163
Santen Pharmaceutical Company, Ltd.	27,200	475,603
SBI Holdings, Inc.	17,600	351,425
Secom Company, Ltd.	15,600	1,329,213
Sega Sammy Holdings, Inc.	12,800	175,407
Seibu Holdings, Inc.	15,000	254,549
Seiko Epson Corp.	20,700	274,952
Sekisui Chemical Company, Ltd.	27,600	397,065
Sekisui House, Ltd.	46,300	821,164
Seven & i Holdings Company, Ltd.	56,100	1,984,054
Seven Bank, Ltd.	44,000	115,035
SG Holdings Company, Ltd.	10,600	283,263
Sharp Corp.	16,200	166,633
Shimadzu Corp.	16,500	409,719
Shimamura Company, Ltd.	1,700	132,719
Shimano, Inc.	5,500	789,970
Shimizu Corp.	44,400	369,860
Shin-Etsu Chemical Company, Ltd.	27,100	2,729,629
Shinsei Bank, Ltd.	11,500	157,190
Shionogi & Company, Ltd.	20,100	1,075,861
Shiseido Company, Ltd.	29,800	2,435,236
Showa Denko KK	10,200	262,615
SMC Corp.	4,300	1,621,118
Softbank Corp.	124,500	1,746,000
SoftBank Group Corp.	123,000	5,573,587
Sohgo Security Services Company, Ltd.	5,200	261,993
Sompo Holdings, Inc.	25,700	1,024,541
Sony Corp.	94,700	5,394,344
Sony Financial Holdings, Inc.	12,200	281,216
Stanley Electric Company, Ltd.	9,700	240,731
Subaru Corp.	45,800	1,225,401
SUMCO Corp.	18,500	228,299
Sumitomo Chemical Company, Ltd.	112,200	490,272
Sumitomo Corp.	88,900	1,332,430
Sumitomo Dainippon Pharma Company, Ltd.	11,900	207,428
Sumitomo Electric Industries, Ltd.	56,000	658,498
Sumitomo Heavy Industries, Ltd.	8,300	238,166
Sumitomo Metal Mining Company, Ltd.	17,300	486,256
Sumitomo Mitsui Financial Group, Inc.	99,100	3,247,334
Sumitomo Mitsui Trust Holdings, Inc.	24,600	802,698
Sumitomo Realty & Development Company, Ltd.	24,700	928,011
Sumitomo Rubber Industries, Ltd.	12,700	143,087
Sundrug Company, Ltd.	5,300	164,753
Suntory Beverage & Food, Ltd.	10,300	443,831
Suzuken Company, Ltd.	5,400	289,926

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Suzuki Motor Corp.	27,400	$1,054,899
Sysmex Corp.	12,500	796,663
T&D Holdings, Inc.	43,700	424,524
Taiheiyo Cement Corp.	8,900	224,382
Taisei Corp.	15,100	533,639
Taisho Pharmaceutical Holdings Company, Ltd.	2,700	187,718
Taiyo Nippon Sanso Corp.	9,700	192,025
Takeda Pharmaceutical Company, Ltd.	110,696	3,732,217
TDK Corp.	9,700	769,532
Teijin, Ltd.	13,200	237,019
Terumo Corp.	48,100	1,395,732
The Bank of Kyoto, Ltd.	3,900	139,795
The Chiba Bank, Ltd.	41,900	208,646
The Chugoku Electric Power Company, Inc.	19,700	251,560
The Kansai Electric Power Company, Inc.	52,400	637,139
The Shizuoka Bank, Ltd.	34,200	230,757
The Yokohama Rubber Company, Ltd.	8,800	168,862
THK Company, Ltd.	9,100	210,739
Tobu Railway Company, Ltd.	13,900	426,396
Toho Company, Ltd.	8,400	355,933
Toho Gas Company, Ltd.	5,400	209,456
Tohoku Electric Power Company, Inc.	31,500	314,711
Tokio Marine Holdings, Inc.	49,100	2,525,227
Tokyo Century Corp.	3,400	136,793
Tokyo Electric Power Company Holdings, Inc. (A)	114,100	543,062
Tokyo Electron, Ltd.	11,700	2,086,248
Tokyo Gas Company, Ltd.	28,400	717,377
Tokyu Corp.	37,000	661,165
Tokyu Fudosan Holdings Corp.	45,300	280,671
Toppan Printing Company, Ltd.	20,800	331,317
Toray Industries, Inc.	103,300	733,470
Toshiba Corp.	41,400	1,284,934
Tosoh Corp.	19,600	251,187
TOTO, Ltd.	10,600	383,060
Toyo Seikan Group Holdings, Ltd.	10,400	151,336
Toyo Suisan Kaisha, Ltd.	6,500	264,465
Toyoda Gosei Company, Ltd.	5,200	96,559
Toyota Industries Corp.	10,900	597,861
Toyota Motor Corp.	170,000	11,132,616
Toyota Tsusho Corp.	16,000	495,534
Trend Micro, Inc.	9,300	449,863
Tsuruha Holdings, Inc.	2,700	294,364
Unicharm Corp.	30,000	920,945
United Urban Investment Corp.	208	389,973
USS Company, Ltd.	16,000	302,272
Welcia Holdings Company, Ltd.	3,500	182,685
West Japan Railway Company	12,100	1,019,414
Yahoo Japan Corp.	197,300	491,986
Yakult Honsha Company, Ltd.	8,900	512,209
Yamada Denki Company, Ltd.	45,000	211,679
Yamaha Corp.	10,700	460,739
Yamaha Motor Company, Ltd.	20,900	341,243
Yamato Holdings Company, Ltd.	22,900	396,018
Yamazaki Baking Company, Ltd.	9,000	156,288
Yaskawa Electric Corp.	17,900	599,656
Yokogawa Electric Corp.	16,900	306,609
ZOZO, Inc.	15,100	300,763
		243,583,755
Luxembourg - 0.2%
ArcelorMittal	54,876	790,280
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Aroundtown SA	52,983	$440,846
Eurofins Scientific SE	934	427,802
Millicom International Cellular SA	5,941	302,460
Reinet Investments SCA	11,467	191,792
RTL Group SA	2,237	104,278
SES SA	29,569	476,771
Tenaris SA	23,221	252,518
		2,986,747
Macau - 0.1%
MGM China Holdings, Ltd.	79,600	118,876
Sands China, Ltd.	207,200	938,044
Wynn Macau, Ltd.	131,200	261,462
		1,318,382
Malaysia - 0.4%
AirAsia Group BHD	86,100	36,605
Alliance Bank Malaysia BHD	50,900	36,260
AMMB Holdings BHD	89,100	88,874
Astro Malaysia Holdings BHD	26,400	8,275
Axiata Group BHD	146,900	176,142
British American Tobacco Malaysia BHD	7,500	35,143
CIMB Group Holdings BHD	258,900	311,069
Dialog Group BHD	191,900	158,596
DiGi.Com BHD	165,500	197,287
FGV Holdings BHD (A)	27,700	6,276
Fraser & Neave Holdings BHD	7,000	58,718
Gamuda BHD	94,600	80,833
Genting BHD	117,900	167,961
Genting Malaysia BHD	162,000	120,638
Genting Plantations BHD	14,800	35,197
HAP Seng Consolidated BHD	32,200	75,931
Hartalega Holdings BHD	80,800	98,471
Hong Leong Bank BHD	34,100	134,461
Hong Leong Financial Group BHD	11,300	45,277
IHH Healthcare BHD	117,800	161,927
IJM Corp. BHD	146,700	79,357
IOI Corp. BHD	98,800	103,452
Kuala Lumpur Kepong BHD	22,000	125,388
Malayan Banking BHD	207,400	428,233
Malaysia Airports Holdings BHD	53,700	104,915
Maxis BHD	123,600	163,482
MISC BHD	61,800	106,603
My EG Services BHD	29,000	9,759
Nestle Malaysia BHD	3,700	129,696
Petronas Chemicals Group BHD	131,400	216,237
Petronas Dagangan BHD	11,600	63,075
Petronas Gas BHD	32,400	123,811
PPB Group BHD	30,200	133,865
Press Metal Aluminium Holdings BHD	70,600	82,473
Public Bank BHD	168,700	814,372
QL Resources BHD	32,700	53,892
RHB Bank BHD	86,200	116,755
Sime Darby BHD	151,200	82,213
Sime Darby Plantation BHD	109,700	129,632
Sime Darby Property BHD	157,700	32,963
SP Setia BHD Group	77,200	28,597
Telekom Malaysia BHD	61,700	54,939
Tenaga Nasional BHD	169,700	562,528
Top Glove Corp. BHD	81,500	91,951
UMW Holdings BHD	5,300	6,309
Westports Holdings BHD	53,100	52,958
YTL Corp. BHD	173,178	41,124
		5,972,520

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico - 0.6%
Alfa SAB de CV, Class A	227,900	$195,247
Alsea SAB de CV (A)	39,900	85,209
America Movil SAB de CV, Series L	2,594,000	1,897,465
Arca Continental SAB de CV	32,700	171,042
Banco Santander Mexico SA	136,880	173,956
Cemex SAB de CV	1,192,048	445,498
Coca-Cola Femsa SAB de CV	39,200	232,522
El Puerto de Liverpool SAB de CV, Series C1	13,700	71,065
Fibra Uno Administracion SA de CV	251,200	347,818
Fomento Economico Mexicano SAB de CV	150,100	1,372,893
Fresnillo PLC	17,582	158,137
Gruma SAB de CV, Class B	15,665	145,875
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	28,200	268,077
Grupo Aeroportuario del Sureste SAB de CV, B Shares	15,535	228,768
Grupo Bimbo SAB de CV, Series A	130,300	227,488
Grupo Carso SAB de CV, Series A1	34,300	98,973
Grupo Financiero Banorte SAB de CV, Series O	200,500	1,081,859
Grupo Financiero Inbursa SAB de CV, Series O	185,400	228,495
Grupo Mexico SAB de CV, Series B	271,600	625,419
Grupo Televisa SAB	189,200	335,512
Industrias Penoles SAB de CV	10,025	120,551
Infraestructura Energetica Nova SAB de CV (A)	40,200	169,453
Kimberly-Clark de Mexico SAB de CV, Class A (A)	119,800	245,679
Megacable Holdings SAB de CV	21,900	89,604
Mexichem SAB de CV	79,535	145,645
Promotora y Operadora de Infraestructura SAB de CV	16,720	139,557
Wal-Mart de Mexico SAB de CV	403,300	1,144,208
		10,446,015
Netherlands - 4.6%
ABN AMRO Bank NV (B)	61,351	1,088,071
Adyen NV (A)(B)	1,500	1,087,484
Aegon NV	269,579	1,026,194
Akzo Nobel NV	32,810	2,940,952
ASML Holding NV	61,288	13,630,818
EXOR NV	5,448	370,135
Heineken Holding NV	16,547	1,637,595
Heineken NV	37,387	3,977,879
ING Groep NV	561,068	5,360,243
Koninklijke Ahold Delhaize NV	170,369	3,990,949
Koninklijke DSM NV	26,173	3,254,967
Koninklijke KPN NV	516,482	1,635,854
Koninklijke Philips NV	133,461	6,290,571
Koninklijke Vopak NV	9,937	474,008
NN Group NV	45,686	1,530,882
NXP Semiconductors NV	42,500	4,340,950
QIAGEN NV (A)	13,527	471,407
Randstad NV	17,419	813,335
Royal Dutch Shell PLC, A Shares	373,479	10,376,419
Royal Dutch Shell PLC, B Shares	316,536	8,764,810
Wolters Kluwer NV	40,266	2,898,566
		75,962,089
New Zealand - 0.1%
a2 Milk Company, Ltd. (A)	34,517	313,742
Auckland International Airport, Ltd.	46,080	279,329
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Fisher & Paykel Healthcare Corp., Ltd.	27,170	$284,684
Fletcher Building, Ltd.	40,157	112,275
Meridian Energy, Ltd.	65,021	203,932
Ryman Healthcare, Ltd.	19,790	162,317
Spark New Zealand, Ltd.	84,588	235,488
		1,591,767
Norway - 0.5%
Aker BP ASA	9,403	248,392
DNB ASA	84,504	1,361,382
Equinor ASA	88,074	1,501,935
Gjensidige Forsikring ASA	18,769	362,200
Mowi ASA	38,635	924,176
Norsk Hydro ASA	115,943	363,844
Orkla ASA	66,195	606,474
Schibsted ASA, B Shares	8,746	253,222
Telenor ASA	64,617	1,326,178
Yara International ASA	15,858	687,201
		7,635,004
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	15,600	237,744
Credicorp, Ltd.	5,153	1,067,289
Southern Copper Corp.	6,800	214,880
		1,519,913
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	124,310	128,653
Aboitiz Power Corp.	103,400	75,473
Alliance Global Group, Inc.	280,700	68,467
Altus San Nicolas Corp. (A)(C)	2,753	274
Ayala Corp.	18,150	322,321
Ayala Land, Inc.	470,690	427,462
Bank of the Philippine Islands	62,220	105,083
BDO Unibank, Inc.	124,210	355,413
DMCI Holdings, Inc.	276,000	47,969
Globe Telecom, Inc.	1,955	76,238
GT Capital Holdings, Inc.	5,913	103,092
International Container Terminal Services, Inc.	64,040	167,091
JG Summit Holdings, Inc.	189,280	261,472
Jollibee Foods Corp.	27,370	124,969
Manila Electric Company	13,600	95,347
Megaworld Corp.	796,500	78,466
Metro Pacific Investments Corp.	969,700	92,195
Metropolitan Bank & Trust Company	99,910	136,004
PLDT, Inc.	5,350	121,229
Robinsons Land Corp.	143,000	68,648
Security Bank Corp.	15,740	61,659
SM Investments Corp.	15,995	315,160
SM Prime Holdings, Inc.	644,700	437,019
Universal Robina Corp.	56,720	188,413
		3,858,117
Poland - 0.3%
Alior Bank SA (A)	7,482	75,953
Bank Millennium SA (A)	48,413	81,068
Bank Polska Kasa Opieki SA	15,276	373,925
CCC SA	2,458	76,103
CD Projekt SA	6,066	384,965
Cyfrowy Polsat SA	23,480	171,766
Dino Polska SA (A)(B)	4,585	177,135
Grupa Lotos SA	8,537	184,358
Jastrzebska Spolka Weglowa SA	4,515	33,667
KGHM Polska Miedz SA (A)	12,516	245,828
LPP SA	119	221,995

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
mBank SA (A)	1,211	$98,102
Orange Polska SA (A)	54,713	87,616
PGE Polska Grupa Energetyczna SA (A)	80,443	155,573
Polski Koncern Naftowy ORLEN SA	27,001	614,324
Polskie Gornictwo Naftowe i Gazownictwo SA	158,314	188,609
Powszechna Kasa Oszczednosci Bank Polski SA	78,708	774,445
Powszechny Zaklad Ubezpieczen SA	56,591	531,058
Santander Bank Polska SA	3,204	245,354
		4,721,844
Portugal - 0.1%
EDP - Energias de Portugal SA	217,225	821,066
Galp Energia SGPS SA	42,101	605,061
Jeronimo Martins SGPS SA	20,777	342,865
		1,768,992
Romania - 0.0%
NEPI Rockcastle PLC	28,215	250,276
Russia - 0.0%
Evraz PLC	41,563	251,045
Singapore - 0.3%
Ascendas Real Estate Investment Trust	61,600	136,640
BOC Aviation, Ltd. (B)	14,700	127,541
CapitaLand Commercial Trust	65,500	100,476
CapitaLand Mall Trust	64,600	123,286
CapitaLand, Ltd.	68,400	170,939
City Developments, Ltd.	12,100	83,444
ComfortDelGro Corp., Ltd.	55,100	97,194
DBS Group Holdings, Ltd.	46,100	812,886
Genting Singapore, Ltd.	157,700	101,002
Golden Agri-Resources, Ltd.	170,500	32,503
Jardine Cycle & Carriage, Ltd.	2,700	59,974
Keppel Corp., Ltd.	38,200	160,545
Oversea-Chinese Banking Corp., Ltd.	82,200	629,985
SATS, Ltd.	17,100	59,120
Sembcorp Industries, Ltd.	26,600	39,612
Singapore Airlines, Ltd.	14,500	92,274
Singapore Exchange, Ltd.	20,000	118,067
Singapore Press Holdings, Ltd.	39,400	56,454
Singapore Technologies Engineering, Ltd.	40,400	114,507
Singapore Telecommunications, Ltd.	209,160	477,095
Suntec Real Estate Investment Trust	43,500	60,454
United Overseas Bank, Ltd.	32,500	583,601
UOL Group, Ltd.	12,700	67,160
Venture Corp., Ltd.	7,100	77,375
Wilmar International, Ltd.	51,300	140,617
		4,522,751
South Africa - 1.3%
Absa Group, Ltd.	54,389	550,689
Anglo American Platinum, Ltd.	4,075	249,615
AngloGold Ashanti, Ltd.	31,182	708,740
Aspen Pharmacare Holdings, Ltd.	31,559	163,969
Bid Corp., Ltd.	25,345	542,255
Capitec Bank Holdings, Ltd.	3,448	248,820
Clicks Group, Ltd.	19,613	257,415
Discovery, Ltd.	32,109	243,603
Exxaro Resources, Ltd.	18,796	168,572
FirstRand, Ltd.	256,226	1,013,880
Fortress REIT, Ltd., Class A	85,941	119,292
Gold Fields, Ltd.	62,186	368,877
Growthpoint Properties, Ltd.	221,498	335,514
Investec PLC	55,931	288,626
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Investec, Ltd.	20,266	$107,191
Kumba Iron Ore, Ltd.	5,154	133,705
Liberty Holdings, Ltd.	11,060	80,008
Life Healthcare Group Holdings, Ltd.	106,056	159,569
Momentum Metropolitan Holdings	73,963	80,378
Mr. Price Group, Ltd.	19,380	219,177
MTN Group, Ltd.	128,903	872,212
MultiChoice Group, Ltd. (A)	33,133	291,481
Naspers, Ltd., N Shares	33,400	7,600,698
Nedbank Group, Ltd.	27,954	416,792
Netcare, Ltd.	85,279	91,616
Old Mutual, Ltd.	389,966	466,947
Pick n Pay Stores, Ltd.	25,868	98,565
PSG Group, Ltd.	11,239	148,460
Rand Merchant Investment Holdings, Ltd.	69,445	135,831
Redefine Properties, Ltd.	402,617	208,518
Remgro, Ltd.	40,170	455,083
RMB Holdings, Ltd.	58,691	276,443
Sanlam, Ltd.	139,613	669,724
Sappi, Ltd.	38,376	114,416
Sasol, Ltd.	42,953	814,248
Shoprite Holdings, Ltd.	35,740	266,438
Standard Bank Group, Ltd.	98,493	1,152,406
Steinhoff International Holdings NV (A)	75,434	5,962
Telkom SA SOC, Ltd.	22,122	116,308
The Bidvest Group, Ltd.	21,714	255,843
The Foschini Group, Ltd.	17,887	177,416
The SPAR Group, Ltd.	14,171	162,374
Tiger Brands, Ltd.	12,104	166,916
Truworths International, Ltd.	32,969	114,695
Vodacom Group, Ltd.	48,785	370,328
Woolworths Holdings, Ltd.	74,635	271,542
		21,761,157
South Korea - 2.6%
Amorepacific Corp.	2,375	255,447
AMOREPACIFIC Group	2,046	99,790
BGF Company, Ltd.	46	219
BGF retail Company, Ltd.	537	90,345
BNK Financial Group, Inc.	19,377	107,299
Celltrion Healthcare Company, Ltd. (A)	3,975	146,380
Celltrion Pharm, Inc. (A)	1,066	29,225
Celltrion, Inc. (A)	6,542	850,913
Cheil Worldwide, Inc.	4,780	104,289
CJ CheilJedang Corp.	583	110,188
CJ Corp.	1,071	72,181
CJ ENM Company, Ltd.	750	99,807
CJ Logistics Corp. (A)	638	75,316
Daelim Industrial Company, Ltd.	2,172	175,331
Daewoo Engineering & Construction Company, Ltd. (A)	13,461	46,502
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	2,616	59,131
DB Insurance Company, Ltd.	4,110	162,721
Doosan Bobcat, Inc.	3,509	103,938
E-MART, Inc.	1,634	156,729
Fila Korea, Ltd.	3,777	178,521
GS Engineering & Construction Corp.	4,835	129,595
GS Holdings Corp.	3,948	156,659
GS Retail Company, Ltd.	1,854	59,326
Hana Financial Group, Inc.	22,163	595,332
Hankook Tire & Technology Company, Ltd.	5,843	140,831
Hanmi Pharm Company, Ltd.	447	103,799

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanmi Science Company, Ltd.	900	$30,438
Hanon Systems	13,037	124,975
Hanwha Life Insurance Company, Ltd.	12,752	26,762
HDC Hyundai Development Co-Engineering & Construction, Series E	1,877	55,619
Helixmith Company, Ltd. (A)	1,385	209,608
HLB, Inc. (A)	2,329	81,486
Hotel Shilla Company, Ltd.	2,459	160,295
Hyundai Department Store Company, Ltd.	984	63,462
Hyundai Engineering & Construction Company, Ltd.	5,940	203,445
Hyundai Glovis Company, Ltd.	1,445	190,986
Hyundai Heavy Industries Holdings Company, Ltd.	753	206,370
Hyundai Marine & Fire Insurance Company, Ltd.	4,811	95,069
Hyundai Mobis Company, Ltd.	5,081	1,044,370
Hyundai Motor Company	11,102	1,180,083
Hyundai Steel Company	6,160	190,034
Industrial Bank of Korea	19,180	196,488
Kakao Corp.	3,785	421,062
Kangwon Land, Inc.	8,885	207,382
KB Financial Group, Inc.	29,696	970,259
KCC Corp.	415	77,349
Kia Motors Corp.	19,848	716,433
Korea Aerospace Industries, Ltd.	5,610	182,271
Korea Electric Power Corp. (A)	19,574	413,589
Korea Gas Corp.	1,996	64,426
Korea Investment Holdings Company, Ltd.	3,221	192,737
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,914	265,056
Korea Zinc Company, Ltd.	632	227,209
Korean Air Lines Company, Ltd.	3,350	61,399
KT&G Corp.	8,789	740,122
Kumho Petrochemical Company, Ltd.	1,303	75,790
LG Chem, Ltd.	3,447	943,034
LG Corp.	7,272	427,789
LG Display Company, Ltd. (A)	17,543	202,766
LG Electronics, Inc.	8,050	407,755
LG Household & Health Care, Ltd.	706	688,779
LG Innotek Company, Ltd.	1,009	82,205
LG Uplus Corp.	7,725	84,322
Lotte Chemical Corp.	1,293	240,646
Lotte Corp.	1,889	52,110
Lotte Shopping Company, Ltd.	785	88,345
Medy-Tox, Inc.	303	88,229
Meritz Securities Company, Ltd.	21,766	85,547
Mirae Asset Daewoo Company, Ltd.	30,735	189,147
NAVER Corp.	10,430	1,263,483
NCSoft Corp.	1,228	544,400
Netmarble Corp. (A)(B)	2,005	156,272
NH Investment & Securities Company, Ltd.	10,050	102,232
OCI Company, Ltd.	1,341	73,658
Orange Life Insurance, Ltd. (B)	2,659	59,204
Orion Corp.	1,667	124,190
Ottogi Corp.	86	40,593
Pan Ocean Company, Ltd. (A)	18,982	76,277
Pearl Abyss Corp. (A)	450	72,418
POSCO	5,894	1,027,945
POSCO Chemical Company, Ltd.	1,662	72,501
Posco International Corp.	3,521	53,404
S-1 Corp.	1,350	112,496
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Biologics Company, Ltd. (A)(B)	1,233	$274,420
Samsung C&T Corp.	6,459	461,348
Samsung Card Company, Ltd.	1,986	54,417
Samsung Electro-Mechanics Company, Ltd.	4,151	305,895
Samsung Electronics Company, Ltd.	355,315	12,936,657
Samsung Engineering Company, Ltd. (A)	12,313	157,931
Samsung Fire & Marine Insurance Company, Ltd.	2,412	456,236
Samsung Heavy Industries Company, Ltd. (A)	33,522	214,906
Samsung Life Insurance Company, Ltd.	5,722	322,346
Samsung SDI Company, Ltd.	4,110	848,815
Samsung SDS Company, Ltd.	2,627	425,788
Samsung Securities Company, Ltd.	5,027	146,724
Shinhan Financial Group Company, Ltd.	33,630	1,131,995
Shinsegae, Inc.	522	99,800
SillaJen, Inc. (A)	4,176	36,306
SK Holdings Company, Ltd.	2,666	440,843
SK Hynix, Inc.	40,669	2,604,471
SK Innovation Company, Ltd.	4,131	563,913
SK Telecom Company, Ltd.	1,499	296,326
S-Oil Corp.	3,341	267,380
Woongjin Coway Company, Ltd.	3,853	267,128
Woori Financial Group, Inc.	36,473	358,908
Yuhan Corp.	626	118,831
		42,935,519
Spain - 2.1%
ACS Actividades de Construccion y Servicios SA	23,500	889,275
Aena SME SA (B)	6,002	1,083,702
Amadeus IT Group SA	38,914	2,901,839
Banco Bilbao Vizcaya Argentaria SA	592,375	2,810,311
Banco de Sabadell SA	506,166	433,715
Banco Santander SA	1,442,875	5,464,413
Bankia SA	106,030	192,526
Bankinter SA	59,642	347,549
CaixaBank SA	317,250	719,892
Cellnex Telecom SA (A)(B)	17,151	687,315
Enagas SA	19,994	435,329
Endesa SA	28,006	719,776
Ferrovial SA	43,091	1,226,523
Grifols SA	26,595	844,046
Iberdrola SA	533,404	5,490,849
Industria de Diseno Textil SA	96,904	2,998,573
Mapfre SA	109,289	284,811
Naturgy Energy Group SA	26,491	694,244
Red Electrica Corp. SA	37,832	751,286
Repsol SA	128,681	1,872,236
Siemens Gamesa Renewable Energy SA	21,334	291,174
Telefonica SA	415,053	2,883,553
		34,022,937
Sweden - 1.7%
Alfa Laval AB	28,624	527,748
Assa Abloy AB, B Shares	89,740	1,873,247
Atlas Copco AB, A Shares	60,034	1,794,920
Atlas Copco AB, B Shares	35,202	939,299
Boliden AB	24,249	537,184
Electrolux AB, B Shares	20,560	460,117
Epiroc AB, A Shares	57,677	599,093
Epiroc AB, B Shares	36,407	361,448
Essity AB, B Shares	54,224	1,693,866
Hennes & Mauritz AB, B Shares	71,963	1,379,057

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hexagon AB, B Shares	23,315	$1,038,373
Husqvarna AB, B Shares	36,997	287,146
ICA Gruppen AB	8,163	400,572
Industrivarden AB, C Shares	14,918	312,610
Investor AB, B Shares	40,885	1,920,659
Kinnevik AB, B Shares	21,327	581,710
L E Lundbergforetagen AB, B Shares	6,717	251,833
Lundin Petroleum AB	16,721	509,832
Sandvik AB	101,428	1,456,826
Securitas AB, B Shares	28,111	421,545
Skandinaviska Enskilda Banken AB, A Shares	145,192	1,249,467
Skanska AB, B Shares	30,778	577,543
SKF AB, B Shares	33,752	544,897
Svenska Handelsbanken AB, A Shares	136,424	1,202,031
Swedbank AB, A Shares	81,129	1,043,771
Swedish Match AB	15,932	625,102
Tele2 AB, B Shares	44,824	633,188
Telefonaktiebolaget LM Ericsson, B Shares	274,624	2,148,981
Telia Company AB	250,967	1,098,612
Volvo AB, B Shares	133,568	1,848,451
		28,319,128
Switzerland - 6.7%
ABB, Ltd.	150,663	2,865,031
Adecco Group AG	12,821	676,832
Alcon, Inc. (A)	35,293	2,146,210
Baloise Holding AG	4,213	720,601
Barry Callebaut AG	175	358,793
Chocoladefabriken Lindt & Spruengli AG	8	658,240
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	87	644,813
Cie Financiere Richemont SA	42,628	3,312,265
Clariant AG (A)	16,062	296,688
Coca-Cola HBC AG (A)	16,924	563,095
Credit Suisse Group AG (A)	209,416	2,450,200
Dufry AG (A)	3,430	278,886
EMS-Chemie Holding AG	655	391,116
Geberit AG	2,994	1,364,966
Givaudan SA	746	2,022,967
Glencore PLC (A)	939,911	2,696,909
Julius Baer Group, Ltd. (A)	18,253	724,472
Kuehne + Nagel International AG	4,336	631,729
LafargeHolcim, Ltd. (A)	39,542	1,877,064
Lonza Group AG (A)	6,066	2,153,036
Nestle SA	249,777	28,068,550
Novartis AG	176,949	15,952,788
Pargesa Holding SA, Bearer Shares	3,046	223,191
Partners Group Holding AG	1,512	1,230,661
Roche Holding AG	57,335	15,667,377
Schindler Holding AG	1,583	359,637
Schindler Holding AG, Participation Certificates	3,336	763,611
SGS SA	430	1,059,199
Sika AG	10,441	1,502,753
Sonova Holding AG	4,498	1,045,423
STMicroelectronics NV	55,716	987,730
Straumann Holding AG	834	655,680
Swiss Life Holding AG	2,880	1,369,517
Swiss Prime Site AG (A)	5,927	591,405
Swiss Re AG	25,305	2,441,285
Swisscom AG	2,075	1,038,817
Temenos AG (A)	5,169	870,870
The Swatch Group AG	4,832	247,146
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
The Swatch Group AG, Bearer Shares	2,334	$634,227
UBS Group AG (A)	315,957	3,354,732
Vifor Pharma AG	3,698	588,335
Zurich Insurance Group AG	12,460	4,440,202
		109,927,049
Taiwan - 2.9%
Acer, Inc.	235,000	128,635
Advantech Company, Ltd.	27,699	235,386
Airtac International Group	9,000	92,592
ASE Technology Holding Company, Ltd.	280,000	637,026
Asia Cement Corp.	177,000	242,214
Asustek Computer, Inc.	57,000	369,884
AU Optronics Corp.	690,000	179,716
Catcher Technology Company, Ltd.	54,000	378,473
Cathay Financial Holding Company, Ltd.	649,000	829,253
Chailease Holding Company, Ltd.	96,954	384,151
Chang Hwa Commercial Bank, Ltd.	424,854	273,120
Cheng Shin Rubber Industry Company, Ltd.	150,000	210,051
Chicony Electronics Company, Ltd.	45,526	127,811
China Airlines, Ltd.	175,000	51,472
China Development Financial Holding Corp.	1,018,000	294,450
China Life Insurance Company, Ltd. (A)	250,990	196,489
China Steel Corp.	940,000	692,631
Chunghwa Telecom Company, Ltd.	305,000	1,057,753
Compal Electronics, Inc.	337,000	192,498
CTBC Financial Holding Company, Ltd.	1,502,000	972,886
Delta Electronics, Inc.	158,000	736,470
E.Sun Financial Holding Company, Ltd.	837,776	673,241
Eclat Textile Company, Ltd.	15,340	187,194
Eva Airways Corp.	193,687	87,220
Evergreen Marine Corp. Taiwan, Ltd. (A)	190,900	78,081
Far Eastern New Century Corp.	260,000	235,908
Far EasTone Telecommunications Company, Ltd.	124,000	288,867
Feng TAY Enterprise Company, Ltd.	27,100	176,465
First Financial Holding Company, Ltd.	791,495	541,693
Formosa Chemicals & Fibre Corp.	286,000	801,749
Formosa Petrochemical Corp.	99,000	306,133
Formosa Plastics Corp.	362,000	1,084,019
Formosa Taffeta Company, Ltd.	70,000	75,854
Foxconn Technology Company, Ltd.	75,000	151,357
Fubon Financial Holding Company, Ltd.	576,000	800,083
General Interface Solution Holding, Ltd.	1,000	3,275
Giant Manufacturing Company, Ltd.	24,000	167,109
Globalwafers Company, Ltd.	18,000	165,261
Highwealth Construction Corp.	59,000	92,946
Hiwin Technologies Corp.	18,697	151,281
Hon Hai Precision Industry Company, Ltd.	1,015,800	2,397,846
Hotai Motor Company, Ltd.	24,000	338,071
Hua Nan Financial Holdings Company, Ltd.	619,048	393,080
Innolux Corp.	684,000	152,921
Inventec Corp.	201,000	137,526
Largan Precision Company, Ltd.	8,000	993,376
Lite-On Technology Corp.	171,000	272,024
MediaTek, Inc.	123,000	1,438,771
Mega Financial Holding Company, Ltd.	877,000	802,417
Micro-Star International Company, Ltd.	55,000	146,636
Nan Ya Plastics Corp.	419,000	917,520
Nanya Technology Corp.	101,000	226,195
Nien Made Enterprise Company, Ltd.	13,000	113,713

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Novatek Microelectronics Corp.	47,000	$278,389
Pegatron Corp.	160,000	266,805
Phison Electronics Corp.	12,000	110,328
Pou Chen Corp.	180,000	224,509
Powertech Technology, Inc.	59,000	140,915
President Chain Store Corp.	46,000	427,681
Quanta Computer, Inc.	219,000	393,715
Realtek Semiconductor Corp.	39,000	266,730
Ruentex Development Company, Ltd. (A)	40,560	54,931
Ruentex Industries, Ltd. (A)	25,000	55,441
Shin Kong Financial Holding Company, Ltd.	927,988	271,567
SinoPac Financial Holdings Company, Ltd.	840,601	317,006
Standard Foods Corp.	35,600	70,449
Synnex Technology International Corp.	107,000	125,996
TaiMed Biologics, Inc. (A)	15,000	69,714
Taishin Financial Holding Company, Ltd.	753,440	321,308
Taiwan Business Bank	297,516	116,440
Taiwan Cement Corp.	398,933	488,064
Taiwan Cooperative Financial Holding Company, Ltd.	717,680	456,753
Taiwan High Speed Rail Corp.	157,000	189,428
Taiwan Mobile Company, Ltd.	127,000	452,784
Taiwan Semiconductor Manufacturing Company, Ltd.	1,995,816	16,398,882
Tatung Company, Ltd. (A)	159,000	85,221
The Shanghai Commercial & Savings Bank, Ltd.	246,000	397,891
Uni-President Enterprises Corp.	391,000	953,473
United Microelectronics Corp.	953,000	408,624
Vanguard International Semiconductor Corp.	72,000	146,732
Walsin Technology Corp.	26,000	130,558
Win Semiconductors Corp.	27,000	224,525
Winbond Electronics Corp.	241,000	130,583
Wistron Corp.	231,040	183,025
WPG Holdings, Ltd.	119,960	151,825
Yageo Corp.	21,556	155,510
Yuanta Financial Holding Company, Ltd.	810,000	465,332
Zhen Ding Technology Holding, Ltd.	36,000	133,015
		47,744,942
Thailand - 0.7%
Advanced Info Service PCL, Foreign Quota Shares	82,800	627,181
Airports of Thailand PCL, Foreign Quota Shares	301,000	707,030
Bangkok Bank PCL	33,600	188,033
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	655,600	504,859
Bangkok Expressway & Metro PCL, Foreign Quota Shares	531,000	194,148
Banpu PCL, Foreign Quota Shares	302,700	125,324
Berli Jucker PCL, Foreign Quota Shares	81,700	144,572
BTS Group Holdings PCL, Foreign Quota Shares	451,900	199,168
Bumrungrad Hospital PCL, Foreign Quota Shares	16,000	72,311
Central Pattana PCL, Foreign Quota Shares	141,482	310,326
Charoen Pokphand Foods PCL, Foreign Quota Shares	278,300	267,969
CP ALL PCL, Foreign Quota Shares	401,300	1,100,226
Delta Electronics Thailand PCL, Foreign Quota Shares	14,400	22,935
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Electricity Generating PCL, Foreign Quota Shares	26,900	$295,128
Energy Absolute PCL, Foreign Quota Shares	128,300	197,456
Glow Energy PCL, Foreign Quota Shares	4,500	13,205
Gulf Energy Development PCL, Foreign Quota Shares	53,600	253,562
Home Product Center PCL, Foreign Quota Shares	406,500	238,848
Indorama Ventures PCL, Foreign Quota Shares	84,200	96,560
Intouch Holdings PCL, Foreign Quota Shares	144,800	302,496
IRPC PCL	765,700	98,779
Kasikornbank PCL	61,900	323,174
Kasikornbank PCL, Foreign Quota Shares	78,500	410,314
KCE Electronics PCL	200	108
Krung Thai Bank PCL, Foreign Quota Shares	219,300	123,181
Land & Houses PCL, Foreign Quota Shares	625,400	220,381
Minor International PCL, Foreign Quota Shares	194,600	241,067
Muangthai Capital PCL	44,300	79,296
PTT Exploration & Production PCL, Foreign Quota Shares	96,400	390,979
PTT Global Chemical PCL	161,800	280,656
PTT PCL, Foreign Quota Shares	798,100	1,151,699
Ratch Group PCL, Foreign Quota Shares	57,700	138,579
Robinson PCL, Foreign Quota Shares	32,800	68,794
Thai Oil PCL	80,300	177,340
Thai Union Group PCL, Foreign Quota Shares	231,000	131,148
The Siam Cement PCL	54,600	741,130
The Siam Commercial Bank PCL, Foreign Quota Shares	60,100	242,174
TMB Bank PCL, Foreign Quota Shares	505,200	25,740
Total Access Communication PCL, Foreign Quota Shares	58,400	117,131
True Corp. PCL, Foreign Quota Shares	883,800	181,354
		11,004,361
Turkey - 0.2%
Akbank T.A.S. (A)	282,249	335,495
Anadolu Efes Biracilik Ve Malt Sanayii AS	18,861	82,901
Arcelik AS (A)	19,640	57,711
Aselsan Elektronik Sanayi Ve Ticaret AS	33,929	106,431
BIM Birlesik Magazalar AS	41,722	336,626
Eregli Demir ve Celik Fabrikalari TAS	135,810	149,732
Ford Otomotiv Sanayi AS	6,367	64,284
Haci Omer Sabanci Holding AS	94,319	142,261
KOC Holding AS	76,105	228,989
TAV Havalimanlari Holding AS	16,964	68,796
Tupras Turkiye Petrol Rafinerileri AS	12,311	266,471
Turk Hava Yollari AO (A)	56,870	110,550
Turkcell Iletisim Hizmetleri AS	109,864	244,170
Turkiye Garanti Bankasi AS (A)	228,032	349,295
Turkiye Is Bankasi AS, Class C (A)	163,534	155,173
Turkiye Sise ve Cam Fabrikalari AS	58,963	43,905
		2,742,790
United Arab Emirates - 0.0%
NMC Health PLC	7,749	236,550
United Kingdom - 10.4%
3i Group PLC	82,255	1,099,624

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Admiral Group PLC	17,108	$448,325
Anglo American PLC	88,918	1,926,805
Ashtead Group PLC	40,035	1,111,459
Associated British Foods PLC	30,056	831,539
AstraZeneca PLC	107,029	9,559,962
Auto Trader Group PLC (B)	77,703	503,723
Aviva PLC	340,274	1,469,008
BAE Systems PLC	269,866	1,794,639
Barclays PLC	1,446,679	2,409,912
Barratt Developments PLC	85,639	661,101
BP PLC	1,710,105	10,414,951
British American Tobacco PLC	193,818	6,798,796
BT Group PLC	712,577	1,435,565
Bunzl PLC	28,197	691,594
Burberry Group PLC	34,736	919,328
Centrica PLC	488,159	414,540
CNH Industrial NV	50,798	524,294
Coca-Cola European Partners PLC (New York Stock Exchange)	34,037	1,917,645
Compass Group PLC	133,708	3,391,141
Croda International PLC	10,745	616,843
Diageo PLC	204,176	8,741,520
Direct Line Insurance Group PLC	124,604	429,963
easyJet PLC	13,281	156,255
Ferguson PLC	19,596	1,445,234
Fiat Chrysler Automobiles NV	54,347	710,736
G4S PLC	127,790	270,906
GlaxoSmithKline PLC	419,293	8,737,781
Halma PLC	31,851	763,923
Hargreaves Lansdown PLC	24,027	551,496
HSBC Holdings PLC	1,692,819	12,187,708
Imperial Brands PLC	80,872	2,095,635
Informa PLC	105,246	1,114,705
InterContinental Hotels Group PLC	14,447	904,237
Intertek Group PLC	13,550	898,244
ITV PLC	309,704	437,519
J Sainsbury PLC	151,976	363,648
John Wood Group PLC	56,168	258,748
Johnson Matthey PLC	16,370	582,021
Kingfisher PLC	180,730	427,908
Land Securities Group PLC	58,803	555,423
Legal & General Group PLC	518,885	1,390,193
Lloyds Banking Group PLC	6,020,631	3,663,046
London Stock Exchange Group PLC	26,464	2,244,788
Marks & Spencer Group PLC	166,737	391,461
Meggitt PLC	65,655	495,519
Melrose Industries PLC	411,527	909,571
Merlin Entertainments PLC (B)	61,390	337,780
Micro Focus International PLC	28,945	395,273
Mondi PLC	7,638	148,983
Mondi PLC (JSE Limited Exchange)	33,284	649,150
National Grid PLC	287,502	3,011,460
Next PLC	11,582	838,407
Ocado Group PLC (A)	38,383	605,765
Pearson PLC	65,626	665,118
Persimmon PLC	26,932	625,349
Prudential PLC	220,978	3,683,270
Reckitt Benckiser Group PLC	59,724	4,667,475
RELX PLC	136,941	3,286,064
RELX PLC (Euronext Amsterdam Exchange)	28,616	684,235
Rentokil Initial PLC	155,192	852,721
Rio Tinto PLC	96,237	4,877,837
Rio Tinto, Ltd.	30,707	1,810,876
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rolls-Royce Holdings PLC (A)	143,891	$1,352,324
RSA Insurance Group PLC	90,962	580,508
Schroders PLC	10,678	355,790
Segro PLC	90,300	863,892
Severn Trent PLC	19,820	499,736
Smith & Nephew PLC	73,707	1,766,229
Smiths Group PLC	33,227	677,111
Spirax-Sarco Engineering PLC	6,182	605,843
SSE PLC	86,259	1,210,155
St. James's Place PLC	44,676	501,102
Standard Chartered PLC	237,434	1,804,326
Standard Life Aberdeen PLC	210,238	639,541
Taylor Wimpey PLC	279,570	497,572
Tesco PLC	826,550	2,209,283
The Berkeley Group Holdings PLC	10,387	496,082
The British Land Company PLC	76,199	473,109
The Royal Bank of Scotland Group PLC	406,741	915,517
The Sage Group PLC	90,871	777,267
The Weir Group PLC	22,462	401,761
Unilever NV	209,843	13,020,355
Unilever PLC	93,659	5,917,192
United Utilities Group PLC	56,945	564,708
Vodafone Group PLC	2,257,464	4,271,152
Whitbread PLC	11,216	598,074
Wm Morrison Supermarkets PLC	198,957	443,776
WPP PLC	106,531	1,260,307
		169,511,457
United States - 0.1%
Bausch Health Companies, Inc. (A)	31,056	661,754
Carnival PLC	13,906	585,788
International Flavors & Fragrances, Inc.	1	99
Nexteer Automotive Group, Ltd.	61,705	47,817
OneMarket, Ltd. (A)	8,279	4,708
		1,300,166
TOTAL COMMON STOCKS (Cost $1,501,186,859)		$1,493,124,841
PREFERRED SECURITIES - 1.0%
Brazil - 0.6%
Banco Bradesco SA	283,039	2,252,146
Braskem SA, A Shares (A)	13,100	89,274
Centrais Eletricas Brasileiras SA, B Shares	17,300	196,145
Cia Brasileira de Distribuicao	11,500	243,163
Cia Energetica de Minas Gerais	62,700	223,485
Gerdau SA	76,800	238,690
Itau Unibanco Holding SA	340,000	2,786,670
Itausa - Investimentos Itau SA	310,660	922,002
Lojas Americanas SA	53,200	240,627
Petroleo Brasileiro SA	294,500	1,813,511
Telefonica Brasil SA	31,600	409,556
		9,415,269
Chile - 0.0%
Embotelladora Andina SA, B Shares	9,458	29,233
Sociedad Quimica y Minera de Chile SA, B Shares	3,934	97,042
		126,275
Colombia - 0.0%
Bancolombia SA	25,439	315,821
Grupo Aval Acciones y Valores SA	206,149	76,947
Grupo de Inversiones Suramericana SA	6,658	59,799
		452,567
Germany - 0.3%
Bayerische Motoren Werke AG	3,406	183,394

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Germany (continued)
FUCHS PETROLUB SE	4,034	$140,557
Henkel AG & Company KGaA	10,519	1,055,585
Porsche Automobil Holding SE	9,092	571,071
Sartorius AG	2,095	420,135
Volkswagen AG	10,941	1,760,816
		4,131,558
South Korea - 0.1%
Amorepacific Corp.	645	38,479
CJ Corp. (A)	162	7,490
Hyundai Motor Company	1,677	105,396
Hyundai Motor Company, 2nd Preferred	2,832	202,323
LG Chem, Ltd.	544	80,938
LG Household & Health Care, Ltd.	149	89,385
Samsung Electronics Company, Ltd.	61,404	1,870,829
		2,394,840
TOTAL PREFERRED SECURITIES (Cost $17,249,813)		$16,520,509
EXCHANGE-TRADED FUNDS - 3.5%
iShares MSCI India ETF	1,022,342	32,898,966
KraneShares Bosera MSCI China A ETF	212,458	6,343,996
VanEck Vectors Russia ETF	791,299	17,614,316
TOTAL EXCHANGE-TRADED FUNDS (Cost $56,552,836)		$56,857,278
RIGHTS - 0.0%
B2W Cia Digital (Expiration Date: 9-23-19; Strike Price: BRL 39.00) (A)	1,723	3,408
The Shanghai Commercial & Savings Bank, Ltd. (Expiration Date: 10-8-19; Strike Price: TWD 36.00) (A)	19,986	9,417
TOTAL RIGHTS (Cost $0)		$12,825
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-29-19; Strike Price: THB 10.50) (A)	34,533	3,389
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,000	$132
TOTAL WARRANTS (Cost $0)		$3,521
SHORT-TERM INVESTMENTS - 3.5%
U.S. Government Agency - 3.5%
Federal Home Loan Bank Discount Note
1.900%, 09/03/2019 *	$35,550,000	$35,550,000
2.031%, 09/11/2019 *	22,000,000	21,989,880
		57,539,880
TOTAL SHORT-TERM INVESTMENTS (Cost $57,533,836)		$57,539,880
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,632,523,344) - 99.4%		$1,624,058,854
Other assets and liabilities, net - 0.6%		9,561,734
TOTAL NET ASSETS - 100.0%		$1,633,620,588
Currency Abbreviations
BRL	Brazilian Real
THB	Thai Bhat
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	62	Long	Sep 2019	$4,659,428	$4,658,060	$(1,368)
Mini MSCI EAFE Index Futures	498	Long	Sep 2019	46,219,905	45,900,660	(319,245)
Mini MSCI Emerging Markets Index Futures	302	Long	Sep 2019	14,978,683	14,856,890	(121,793)
S&P/Toronto Stock Exchange 60 Index Futures	30	Long	Sep 2019	4,363,278	4,420,460	57,182
						$(385,224)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 91.9%
Canada - 5.4%
Alamos Gold, Inc., Class A (A)	469,960	$3,313,222
Husky Energy, Inc.	371,500	2,480,573
International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Wheaton Precious Metals Corp.	252,200	$7,417,870
		13,211,665

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China - 4.1%
Baidu, Inc., ADR (B)	26,540	$2,772,634
China Telecom Corp., Ltd., H Shares	7,477,589	3,341,359
Sinopec Engineering Group Company, Ltd., H Shares	3,083,700	2,010,805
Sinopharm Group Company, Ltd., H Shares	535,600	1,932,989
		10,057,787
Denmark - 1.0%
A.P. Moller - Maersk A/S, Series B	2,180	2,321,743
The Drilling Company of 1972 A/S (B)	4,360	240,685
		2,562,428
France - 10.6%
BNP Paribas SA	170,183	7,671,126
Cie de Saint-Gobain	67,229	2,424,067
Cie Generale des Etablissements Michelin SCA	26,625	2,803,053
Sanofi	56,415	4,846,466
TOTAL SA	97,574	4,872,701
Veolia Environnement SA	135,590	3,242,491
		25,859,904
Germany - 6.0%
Bayer AG	77,358	5,749,521
E.ON SE	300,822	2,798,745
Merck KGaA	37,872	4,057,436
Telefonica Deutschland Holding AG	766,279	1,951,398
		14,557,100
Hong Kong - 5.3%
China Mobile, Ltd.	403,500	3,338,796
CK Asset Holdings, Ltd.	536,000	3,629,972
CK Hutchison Holdings, Ltd.	595,000	5,172,233
Value Partners Group, Ltd.	1,412,400	718,480
		12,859,481
India - 0.7%
Hero MotoCorp, Ltd.	46,986	1,682,355
Ireland - 0.8%
Bank of Ireland Group PLC	518,449	1,971,503
Israel - 0.9%
Teva Pharmaceutical Industries, Ltd., ADR (B)	303,350	2,093,115
Italy - 2.0%
Eni SpA	326,904	4,934,102
Japan - 13.8%
Astellas Pharma, Inc.	178,700	2,466,683
Ezaki Glico Company, Ltd.	3,300	143,096
Kirin Holdings Company, Ltd.	203,900	4,024,104
Matsumotokiyoshi Holdings Company, Ltd.	52,400	1,942,515
Mitsui Fudosan Company, Ltd.	139,900	3,349,418
Panasonic Corp.	479,600	3,694,322
Seven & i Holdings Company, Ltd.	70,100	2,479,183
Sumitomo Metal Mining Company, Ltd.	114,100	3,207,044
Sumitomo Mitsui Financial Group, Inc.	118,400	3,879,761
Sundrug Company, Ltd.	31,000	963,648
Suntory Beverage & Food, Ltd.	56,700	2,443,227
Takeda Pharmaceutical Company, Ltd.	150,204	5,064,266
		33,657,267
Luxembourg - 2.1%
SES SA	202,965	3,272,611
Tenaris SA	161,196	1,752,937
		5,025,548
International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands - 8.8%
Flow Traders (A)(C)	98,967	$2,656,995
ING Groep NV	652,969	6,238,233
NXP Semiconductors NV	41,700	4,259,238
Royal Dutch Shell PLC, B Shares	203,539	5,635,948
SBM Offshore NV	163,032	2,734,189
		21,524,603
Norway - 0.5%
Equinor ASA	77,800	1,326,731
Portugal - 0.5%
Galp Energia SGPS SA	83,684	1,202,678
Singapore - 1.3%
Singapore Telecommunications, Ltd.	1,376,200	3,139,116
Singapore Telecommunications, Ltd., ADR (A)	1,700	38,505
		3,177,621
South Korea - 9.5%
Hana Financial Group, Inc.	100,817	2,708,098
KB Financial Group, Inc., ADR	177,583	5,773,223
Korea Electric Power Corp. (B)	91,030	1,923,421
Lotte Chemical Corp.	13,114	2,440,700
Samsung Electronics Company, Ltd., GDR (C)	8,800	8,073,385
Shinhan Financial Group Company, Ltd.	65,990	2,221,242
		23,140,069
Switzerland - 3.2%
Roche Holding AG	16,630	4,544,318
UBS Group AG (B)	309,137	3,282,319
		7,826,637
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	530,000	4,354,814
Thailand - 0.6%
Kasikornbank PCL, Foreign Quota Shares	50,100	261,869
Kasikornbank PCL, NVDR	225,800	1,178,879
		1,440,748
United Kingdom - 13.0%
BAE Systems PLC	397,687	2,644,663
Barclays PLC	1,286,944	2,143,822
BP PLC	1,335,508	8,133,565
Johnson Matthey PLC	99,880	3,551,147
Kingfisher PLC	1,136,722	2,691,375
Standard Chartered PLC	878,870	6,678,773
Vodafone Group PLC	3,038,989	5,749,808
		31,593,153
TOTAL COMMON STOCKS (Cost $212,416,902)		$224,059,309
SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral Trust, 2.1920% (D)(E)	93,716	937,826
TOTAL SECURITIES LENDING COLLATERAL (Cost $937,786)		$937,826
SHORT-TERM INVESTMENTS - 7.8%
U.S. Government Agency - 7.8%
Federal Home Loan Bank Discount Note 1.900%, 09/03/2019 *	$19,000,000	19,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,997,995)		$19,000,000
Total Investments (International Value Fund) (Cost $232,352,683) - 100.1%		$243,997,135
Other assets and liabilities, net - (0.1%)		(256,982)
TOTAL NET ASSETS - 100.0%		$243,740,153

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

International Value Fund (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 8-31-19.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Mid Cap Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.8%
Communication services – 7.6%
Entertainment – 3.7%
Spotify Technology SA (A)	335,255	$45,242,664
Take-Two Interactive Software, Inc. (A)	111,046	14,654,741
		59,897,405
Interactive media and services – 3.9%
Pinterest, Inc., Class A (A)(B)	1,060,719	36,509,948
Pinterest, Inc., Class B (A)	320,277	10,812,642
TripAdvisor, Inc. (A)	383,560	14,571,444
		61,894,034
		121,791,439
Consumer discretionary – 17.1%
Diversified consumer services – 1.6%
Grand Canyon Education, Inc. (A)	205,000	25,748,000
Hotels, restaurants and leisure – 6.2%
Marriott Vacations Worldwide Corp.	219,683	21,658,547
Norwegian Cruise Line Holdings, Ltd. (A)	448,656	22,769,292
Planet Fitness, Inc., Class A (A)	376,268	26,568,283
Vail Resorts, Inc.	118,846	28,080,933
		99,077,055
Household durables – 1.6%
Lennar Corp., A Shares	479,422	24,450,522
Specialty retail – 6.0%
Burlington Stores, Inc. (A)	196,901	39,870,483
Five Below, Inc. (A)	145,754	17,908,794
Floor & Decor Holdings, Inc., Class A (A)	743,624	36,601,173
JAND, Inc., Class A (A)(C)(D)	57,523	961,209
		95,341,659
Textiles, apparel and luxury goods – 1.7%
Carter's, Inc.	116,775	10,682,577
Under Armour, Inc., Class A (A)	203,881	3,794,225
Under Armour, Inc., Class C (A)	773,339	13,084,896
		27,561,698
		272,178,934
Consumer staples – 3.3%
Beverages – 1.0%
Monster Beverage Corp. (A)	258,509	15,166,723
Food products – 2.3%
Lamb Weston Holdings, Inc.	523,783	36,869,085
		52,035,808
Energy – 1.0%
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 1.0%
Diamondback Energy, Inc.	58,063	$5,694,819
WPX Energy, Inc. (A)	931,150	10,019,174
		15,713,993
Financials – 1.1%
Capital markets – 1.1%
The Blackstone Group, Inc., Class A	341,993	17,017,572
Health care – 25.4%
Biotechnology – 9.6%
Ascendis Pharma A/S, ADR (A)	106,638	11,946,655
Bluebird Bio, Inc. (A)	26,014	2,687,506
CareDx, Inc. (A)	214,312	4,890,600
Exact Sciences Corp. (A)	484,229	57,729,781
Galapagos NV (A)	145,880	24,568,842
Galapagos NV, ADR (A)	17,210	2,894,206
Ionis Pharmaceuticals, Inc. (A)	300,647	19,003,897
Sage Therapeutics, Inc. (A)	110,556	18,979,149
Seattle Genetics, Inc. (A)	137,416	9,981,898
		152,682,534
Health care equipment and supplies – 13.5%
Align Technology, Inc. (A)	166,225	30,437,460
DexCom, Inc. (A)	112,506	19,307,155
Haemonetics Corp. (A)	434,336	57,996,886
Insulet Corp. (A)	319,896	49,318,366
Penumbra, Inc. (A)	230,540	33,555,097
Tandem Diabetes Care, Inc. (A)	328,907	23,822,734
		214,437,698
Health care technology – 1.3%
Veeva Systems, Inc., Class A (A)	133,538	21,416,824
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	209,666	14,909,349
Pharmaceuticals – 0.1%
Elanco Animal Health, Inc. (A)	29,681	772,300
		404,218,705
Industrials – 11.0%
Aerospace and defense – 2.8%
L3Harris Technologies, Inc.	210,470	44,495,463
Commercial services and supplies – 0.9%
The Brink's Company	189,779	14,280,870
Machinery – 2.9%
Dover Corp.	161,871	15,173,788
Ingersoll-Rand PLC	255,225	30,905,195
		46,078,983
Professional services – 2.8%
CoStar Group, Inc. (A)	73,411	45,138,222
Road and rail – 1.6%
Uber Technologies, Inc. (A)	809,084	25,605,229
		175,598,767
Information technology – 28.3%
Electronic equipment, instruments and components – 2.6%
Zebra Technologies Corp., Class A (A)	200,823	41,174,740
IT services – 3.5%
GoDaddy, Inc., Class A (A)	406,008	25,716,547
Square, Inc., Class A (A)	477,092	29,503,369
		55,219,916
Semiconductors and semiconductor equipment – 5.6%
Advanced Micro Devices, Inc. (A)	2,093,852	65,851,645
Marvell Technology Group, Ltd.	946,960	22,698,631
		88,550,276

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 15.6%
2U, Inc. (A)	281,385	$5,031,164
Birst, Inc. (A)(D)	748,062	38,899
DraftKings, Inc. (A)(C)(D)	2,294,714	6,241,622
Fair Isaac Corp. (A)	86,546	30,526,505
Guidewire Software, Inc. (A)	490,705	47,196,007
Pivotal Software, Inc., Class A (A)	1,213,148	18,088,037
ServiceNow, Inc. (A)	170,794	44,720,701
Splunk, Inc. (A)	494,224	55,264,128
Workday, Inc., Class A (A)	235,396	41,731,003
		248,838,066
Technology hardware, storage and peripherals – 1.0%
Western Digital Corp.	286,253	16,393,709
		450,176,707
TOTAL COMMON STOCKS (Cost $1,110,505,388)		$1,508,731,925
PREFERRED SECURITIES – 3.6%
Communication services – 0.2%
Interactive media and services – 0.2%
Lookout, Inc., Series F (A)(C)(D)	392,767	2,388,023
Consumer discretionary – 1.3%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(C)(D)	142,030	4,587,569
The Honest Company, Inc., Series D (A)(C)(D)	12,795	489,153
		5,076,722
Internet and direct marketing retail – 0.8%
Coupang LLC (A)(C)(D)	2,300,670	13,115,660
One Kings Lane, Inc. (A)(D)	529,764	84,762
		13,200,422
Specialty retail – 0.2%
JAND, Inc., Series D (A)(C)(D)	128,449	2,146,383
		20,423,527
Information technology – 0.9%
Software – 0.9%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	9,172,767
MarkLogic Corp., Series F (A)(C)(D)	580,011	5,736,309
		14,909,076
Real estate – 1.2%
Real estate management and development – 1.2%
The We Company, Inc., Series D1 (A)(C)(D)	184,328	9,953,712
The We Company, Inc., Series D2 (A)(C)(D)	161,782	8,736,228
		18,689,940
TOTAL PREFERRED SECURITIES (Cost $36,083,430)		$56,410,566
SECURITIES LENDING COLLATERAL – 1.7%
John Hancock Collateral Trust, 2.1920% (E)(F)	2,653,375	26,551,791
TOTAL SECURITIES LENDING COLLATERAL (Cost $26,551,752)		$26,551,791
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.1%
Repurchase agreement – 2.1%
Societe Generale SA Tri-Party Repurchase Agreement dated 8-31-19 at 2.150% to be repurchased at $33,808,074 on 9-3-19, collateralized by $5,702,849 Federal Home Loan Mortgage Corp., 3.500% due 7-1-49 (valued at $5,877,444, including interest), $297,134 Government National Mortgage Association, 3.000% - 3.875% due 5-20-28 to 7-20-49 (valued at $306,902, including interest), $7,000 U.S. Treasury Bonds, 3.000% due 5-15-47 (valued at $8,598, including interest) and $27,476,900 U.S. Treasury Notes, 1.500% - 2.125% due 8-15-22 to 7-31-24 (valued at $28,283,056, including interest)	$33,800,000	$33,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,800,000)		$33,800,000
Total Investments (Mid Cap Stock Fund) (Cost $1,206,940,570) – 102.2%		$1,625,494,282
Other assets and liabilities, net – (2.2%)		(34,378,346)
TOTAL NET ASSETS – 100.0%		$1,591,115,936
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 8-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 93.3%
Communication services – 4.0%
Entertainment – 1.1%
Viacom, Inc., Class B	534,276	$13,346,214
Media – 2.9%
CBS Corp., Class B	93,046	3,913,515
DISH Network Corp., Class A (A)	132,410	4,443,680
Fox Corp., Class A	58,100	1,927,177
News Corp., Class A	1,555,932	21,394,065
Scholastic Corp.	107,683	3,776,443
		35,454,880
Wireless telecommunication services – 0.0%
United States Cellular Corp. (A)	84	3,023
		48,804,117
Consumer discretionary – 3.5%
Diversified consumer services – 1.0%
Strategic Education, Inc.	71,973	12,179,991
Multiline retail – 0.4%
Nordstrom, Inc. (B)	152,200	4,409,234

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail – 1.5%
The Gap, Inc.	80,541	$1,271,742
Tiffany & Company	204,483	17,354,472
		18,626,214
Textiles, apparel and luxury goods – 0.6%
Ralph Lauren Corp.	84,907	7,500,684
		42,716,123
Consumer staples – 9.9%
Beverages – 1.9%
Carlsberg A/S, Class B	162,767	24,041,931
Food and staples retailing – 1.1%
Sysco Corp.	93,054	6,916,704
The Kroger Company	282,347	6,685,977
		13,602,681
Food products – 5.7%
Archer-Daniels-Midland Company	199,186	7,579,027
Bunge, Ltd.	529,315	28,270,714
Campbell Soup Company	201,078	9,048,510
Flowers Foods, Inc.	1,082,562	24,682,414
		69,580,665
Household products – 0.5%
Kimberly-Clark Corp.	42,225	5,958,370
Personal products – 0.7%
Edgewell Personal Care Company (A)	309,180	8,607,571
		121,791,218
Energy – 10.3%
Energy equipment and services – 1.0%
Frank's International NV (A)	838,740	3,648,519
SEACOR Holdings, Inc. (A)	58,058	2,726,984
SEACOR Marine Holdings, Inc. (A)	190,011	2,475,843
Tidewater, Inc. (A)(B)	250,003	3,940,047
		12,791,393
Oil, gas and consumable fuels – 9.3%
Apache Corp.	192,356	4,149,119
ARC Resources, Ltd.	585,101	2,469,782
Cameco Corp.	1,067,153	9,358,932
Canadian Natural Resources, Ltd.	599,601	14,330,464
EQT Corp.	1,669,760	16,981,459
Equitrans Midstream Corp.	696,271	9,392,696
Hess Corp.	287,223	18,080,688
Imperial Oil, Ltd. (B)	915,500	22,457,215
Murphy Oil Corp. (B)	562,051	10,246,190
NAC Kazatomprom JSC, GDR	290,197	4,379,591
Occidental Petroleum Corp.	49,987	2,173,435
		114,019,571
		126,810,964
Financials – 17.0%
Banks – 3.1%
Fifth Third Bancorp	821,725	21,734,626
Popular, Inc.	61,005	3,207,033
Webster Financial Corp.	10,364	463,893
Westamerica Bancorporation	203,113	12,513,792
		37,919,344
Capital markets – 5.6%
Franklin Resources, Inc.	396,031	10,407,695
Lazard, Ltd., Class A	457,906	15,724,492
Northern Trust Corp.	308,117	27,092,728
State Street Corp.	300,056	15,395,873
		68,620,788
Consumer finance – 1.4%
Ally Financial, Inc.	318,536	9,986,104
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Synchrony Financial	224,933	$7,209,103
		17,195,207
Diversified financial services – 0.8%
Groupe Bruxelles Lambert SA	31,230	2,918,258
Pargesa Holding SA, Bearer Shares	101,863	7,463,847
		10,382,105
Insurance – 5.4%
Brighthouse Financial, Inc. (A)	112,797	3,977,222
Brown & Brown, Inc.	399,993	14,755,742
CNA Financial Corp.	322,637	15,205,882
Kemper Corp.	117,239	8,204,385
Loews Corp.	325,546	15,648,996
Marsh & McLennan Companies, Inc.	95,620	9,551,482
		67,343,709
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	620,728	8,361,206
		209,822,359
Health care – 15.0%
Biotechnology – 1.8%
Alkermes PLC (A)	419,713	8,805,579
Incyte Corp. (A)	102,367	8,375,668
Seattle Genetics, Inc. (A)	66,797	4,852,134
		22,033,381
Health care equipment and supplies – 6.5%
Alcon, Inc. (A)	93,204	5,667,843
Baxter International, Inc.	187,443	16,485,612
DENTSPLY SIRONA, Inc.	352,877	18,402,536
Hologic, Inc. (A)	451,734	22,302,108
Zimmer Biomet Holdings, Inc.	122,247	17,016,782
		79,874,881
Health care providers and services – 4.1%
Cardinal Health, Inc.	275,096	11,864,890
Covetrus, Inc. (A)(B)	223,748	2,973,611
Patterson Companies, Inc.	856,569	14,321,834
Select Medical Holdings Corp. (A)	1,291,178	20,942,907
		50,103,242
Pharmaceuticals – 2.6%
Amneal Pharmaceuticals, Inc. (A)	75,960	193,698
Elanco Animal Health, Inc. (A)	381,805	9,934,566
Perrigo Company PLC	459,032	21,473,517
Teva Pharmaceutical Industries, Ltd., ADR (A)	99,208	684,535
		32,286,316
		184,297,820
Industrials – 8.7%
Aerospace and defense – 2.2%
Cobham PLC (A)	2,464,117	4,854,448
Textron, Inc.	494,978	22,274,010
		27,128,458
Air freight and logistics – 1.7%
C.H. Robinson Worldwide, Inc.	166,075	14,031,677
Expeditors International of Washington, Inc.	103,966	7,391,983
		21,423,660
Commercial services and supplies – 0.6%
Cintas Corp.	27,926	7,366,879
Machinery – 2.7%
AGCO Corp.	99,359	6,867,694
PACCAR, Inc.	104,347	6,840,989
Wabtec Corp.	94,400	6,533,424

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	169,334	$12,972,678
		33,214,785
Road and rail – 1.5%
J.B. Hunt Transport Services, Inc.	79,347	8,572,650
Kansas City Southern	79,492	10,000,094
		18,572,744
		107,706,526
Information technology – 3.8%
Electronic equipment, instruments and components – 1.1%
AVX Corp.	436,402	5,913,247
National Instruments Corp.	200,518	8,421,756
		14,335,003
IT services – 0.5%
Cognizant Technology Solutions Corp., Class A	98,210	6,029,112
Semiconductors and semiconductor equipment – 1.5%
Applied Materials, Inc.	377,343	18,120,011
Technology hardware, storage and peripherals – 0.7%
Western Digital Corp.	154,287	8,836,016
		47,320,142
Materials – 10.9%
Chemicals – 2.2%
CF Industries Holdings, Inc.	6,915	333,234
Corteva, Inc.	351,741	10,313,046
PPG Industries, Inc.	41,799	4,630,911
RPM International, Inc.	74,000	5,007,580
Westlake Chemical Corp.	116,886	6,848,351
		27,133,122
Construction materials – 1.4%
Summit Materials, Inc., Class A (A)	274,375	5,756,388
Vulcan Materials Company	81,437	11,502,976
		17,259,364
Metals and mining – 7.3%
Barrick Gold Corp.	1,337,317	25,917,203
Cia de Minas Buenaventura SAA, ADR	510,102	7,773,954
Franco-Nevada Corp.	226,758	22,151,228
Freeport-McMoRan, Inc.	790,752	7,267,011
Newmont Goldcorp Corp.	495,198	19,753,448
Nucor Corp.	146,290	7,165,284
		90,028,128
		134,420,614
Real estate – 6.5%
Equity real estate investment trusts – 6.1%
Equity Commonwealth	384,303	12,935,639
Equity Residential	165,734	14,047,614
Rayonier, Inc.	724,574	19,418,583
Regency Centers Corp.	104,727	6,755,939
Weyerhaeuser Company	821,816	21,621,979
		74,779,754
Real estate management and development – 0.4%
The St. Joe Company (A)	276,837	4,977,529
		79,757,283
Utilities – 3.7%
Electric utilities – 3.3%
Entergy Corp.	66,565	7,511,195
FirstEnergy Corp.	542,198	24,941,108
PG&E Corp. (A)	771,677	8,064,025
		40,516,328
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers – 0.4%
Vistra Energy Corp.	186,993	$4,665,475
		45,181,803
TOTAL COMMON STOCKS (Cost $1,039,488,202)		$1,148,628,969
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	31,449	3,176,349
TOTAL PREFERRED SECURITIES (Cost $3,563,298)		$3,176,349
SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust, 2.1920% (C)(D)	1,081,810	10,825,459
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,823,361)		$10,825,459
SHORT-TERM INVESTMENTS – 6.0%
Money market funds – 6.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (C)	2,000,000	2,000,000
T. Rowe Price Government Reserve Fund, 2.7663% (C)	71,942,112	71,942,112
		73,942,112
TOTAL SHORT-TERM INVESTMENTS (Cost $73,942,112)		$73,942,112
Total Investments (Mid Value Fund) (Cost $1,127,816,973) – 100.5%		$1,236,572,889
Other assets and liabilities, net – (0.5%)		(6,025,217)
TOTAL NET ASSETS – 100.0%		$1,230,547,672
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	The rate shown is the annualized seven-day yield as of 8-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.6%
Equity - 66.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,311,183	$226,266,576
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $248,973,703)		$226,266,576
UNAFFILIATED INVESTMENT COMPANIES - 33.4%
Exchange-traded funds - 33.4%
Financial Select Sector SPDR Fund	182,595	4,915,457
iShares Edge MSCI Min Vol USA ETF	263,843	16,821,310
iShares Global Infrastructure ETF	21,320	969,207
Schwab U.S. Large-Cap Growth ETF	68,826	5,779,319
Vanguard Dividend Appreciation ETF	95,110	11,262,926
Vanguard Energy ETF	59,370	4,496,684
Vanguard FTSE All World ex-US Small-Cap ETF	33,746	3,386,411
Vanguard FTSE Developed Markets ETF	7,827	313,784
Vanguard FTSE Emerging Markets ETF	347,654	14,045,222
Vanguard Global ex-U.S. Real Estate ETF	16,702	967,046
Vanguard Health Care ETF	26,459	4,488,769

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Multi-Index Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Information Technology ETF	23,000	$4,911,880
Vanguard Materials ETF	15,829	1,941,902
Vanguard Mid-Cap ETF	140,608	23,155,325
Vanguard Real Estate ETF	31,754	2,928,354
Vanguard S&P 500 ETF	10,426	2,800,424
Vanguard Small-Cap ETF	67,598	10,291,796
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $99,424,156)		$113,475,816
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (C)	1,001	1,001
TOTAL SHORT-TERM INVESTMENTS (Cost $1,001)		$1,001
Total Investments (Multi-Index Lifestyle Aggressive Portfolio) (Cost $348,398,860) - 100.0%		$339,743,393
Other assets and liabilities, net - (0.0%)		(141,599)
TOTAL NET ASSETS - 100.0%		$339,601,794
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 8-31-19.
Multi-Index Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 38.3%
Equity - 38.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	30,838,507	$343,540,970
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $372,109,069)		$343,540,970
UNAFFILIATED INVESTMENT COMPANIES - 61.9%
Exchange-traded funds - 61.9%
Financial Select Sector SPDR Fund	362,205	9,750,559
Invesco Senior Loan ETF (C)	1,740,823	39,360,008
iShares Edge MSCI Min Vol USA ETF	710,076	45,270,895
iShares Global Infrastructure ETF	40,290	1,831,583
iShares JP Morgan USD Emerging Markets Bond ETF	236,375	27,187,853
iShares TIPS Bond ETF	90,600	10,659,090
Schwab U.S. Large-Cap Growth ETF	109,150	9,165,326
SPDR Bloomberg Barclays High Yield Bond ETF	186,879	20,334,304
Vanguard Dividend Appreciation ETF	254,943	30,190,350
Vanguard Energy ETF (C)	109,318	8,279,745
Vanguard FTSE All World ex-US Small-Cap ETF	21,733	2,180,907
Vanguard FTSE Developed Markets ETF	83,517	3,348,197
Vanguard FTSE Emerging Markets ETF	281,847	11,386,619
Vanguard Global ex-U.S. Real Estate ETF	31,511	1,824,487
Vanguard Health Care ETF	34,547	5,860,899
Vanguard Information Technology ETF	33,029	7,053,673
Vanguard Intermediate-Term Corporate Bond ETF	859,120	78,944,537
Vanguard Materials ETF	29,224	3,585,200
Vanguard Mid-Cap ETF	188,932	31,113,322
Multi-Index Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Real Estate ETF	59,937	$5,527,390
Vanguard S&P 500 ETF	166	44,588
Vanguard Short-Term Bond ETF (C)	458,246	37,191,245
Vanguard Short-Term Corporate Bond ETF	502,484	40,841,900
Vanguard Short-Term Inflation-Protected Securities ETF	430,191	21,328,870
Vanguard Small-Cap ETF	82,403	12,545,855
Vanguard Total Bond Market ETF	765,833	65,172,388
Xtrackers USD High Yield Corporate Bond ETF	501,541	25,167,327
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $513,762,282)		$555,147,117
SECURITIES LENDING COLLATERAL - 6.0%
John Hancock Collateral Trust, 2.1920% (D)(E)	5,354,537	53,581,782
TOTAL SECURITIES LENDING COLLATERAL (Cost $53,579,621)		$53,581,782
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	1,041	1,041
TOTAL SHORT-TERM INVESTMENTS (Cost $1,041)		$1,041
Total Investments (Multi-Index Lifestyle Balanced Portfolio) (Cost $939,452,013) - 106.2%		$952,270,910
Other assets and liabilities, net - (6.2%)		(55,291,115)
TOTAL NET ASSETS - 100.0%		$896,979,795
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-19.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 11.4%
Equity - 11.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,880,758	$20,951,644
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $21,782,039)		$20,951,644
UNAFFILIATED INVESTMENT COMPANIES - 88.6%
Exchange-traded funds - 88.6%
Invesco Senior Loan ETF (C)	550,197	12,439,954
iShares Edge MSCI Min Vol USA ETF	88,159	5,620,577
iShares Global Infrastructure ETF	5,837	265,350
iShares JP Morgan USD Emerging Markets Bond ETF	74,997	8,626,155
iShares TIPS Bond ETF	36,737	4,322,108
SPDR Bloomberg Barclays High Yield Bond ETF	49,567	5,393,385
Vanguard Dividend Appreciation ETF	31,802	3,765,993
Vanguard Energy ETF	16,636	1,260,011

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Multi-Index Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard FTSE Developed Markets ETF	56,556	$2,267,330
Vanguard FTSE Emerging Markets ETF	13,359	539,704
Vanguard Global ex-U.S. Real Estate ETF	4,584	265,414
Vanguard Intermediate-Term Corporate Bond ETF	411,687	37,829,918
Vanguard Materials ETF	4,383	537,706
Vanguard Mid-Cap ETF	8,287	1,364,703
Vanguard Real Estate ETF	8,813	812,735
Vanguard Short-Term Bond ETF	166,047	13,476,375
Vanguard Short-Term Corporate Bond ETF	219,729	17,859,573
Vanguard Short-Term Inflation-Protected Securities ETF	173,268	8,590,627
Vanguard Small-Cap ETF	2,864	436,044
Vanguard Total Bond Market ETF	359,120	30,561,112
Xtrackers USD High Yield Corporate Bond ETF	140,085	7,029,465
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $156,156,632)		$163,264,239
SECURITIES LENDING COLLATERAL - 6.8%
John Hancock Collateral Trust, 2.1920% (D)(E)	1,258,127	12,589,826
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,590,126)		$12,589,826
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	180,814	180,814
TOTAL SHORT-TERM INVESTMENTS (Cost $180,814)		$180,814
Total Investments (Multi-Index Lifestyle Conservative Portfolio) (Cost $190,709,611) - 106.9%		$196,986,523
Other assets and liabilities, net - (6.9%)		(12,787,270)
TOTAL NET ASSETS - 100.0%		$184,199,253
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-19.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.4%
Equity - 52.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	38,978,837	$434,224,242
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $478,554,097)		$434,224,242
UNAFFILIATED INVESTMENT COMPANIES - 47.6%
Exchange-traded funds - 47.6%
Financial Select Sector SPDR Fund	394,448	10,618,540
Invesco Senior Loan ETF (C)	705,150	15,943,442
iShares Edge MSCI Min Vol USA ETF	684,250	43,624,360
iShares Global Infrastructure ETF (C)	45,448	2,066,066
Multi-Index Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
iShares JP Morgan USD Emerging Markets Bond ETF	142,564	$16,397,711
iShares TIPS Bond ETF	40,537	4,769,178
Schwab U.S. Large-Cap Growth ETF	133,826	11,237,369
SPDR Bloomberg Barclays High Yield Bond ETF	83,848	9,123,501
Vanguard Dividend Appreciation ETF	245,746	29,101,241
Vanguard Energy ETF	118,615	8,983,900
Vanguard FTSE All World ex-US Small-Cap ETF	20,243	2,031,385
Vanguard FTSE Developed Markets ETF	196,711	7,886,144
Vanguard FTSE Emerging Markets ETF	483,613	19,537,965
Vanguard Global ex-U.S. Real Estate ETF	35,506	2,055,797
Vanguard Health Care ETF	44,222	7,502,262
Vanguard Information Technology ETF	39,880	8,516,773
Vanguard Intermediate-Term Corporate Bond ETF	400,847	36,833,831
Vanguard Materials ETF	32,413	3,976,427
Vanguard Mid-Cap ETF	254,086	41,842,882
Vanguard Real Estate ETF	67,420	6,217,472
Vanguard S&P 500 ETF	154	41,364
Vanguard Short-Term Bond ETF	219,747	17,834,667
Vanguard Short-Term Corporate Bond ETF	236,116	19,191,508
Vanguard Short-Term Inflation-Protected Securities ETF	192,767	9,557,388
Vanguard Small-Cap ETF	98,694	15,026,162
Vanguard Total Bond Market ETF	376,011	31,998,536
Xtrackers USD High Yield Corporate Bond ETF	255,895	12,840,811
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $357,814,817)		$394,756,682
SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral Trust, 2.1920% (D)(E)	1,653,618	16,547,429
TOTAL SECURITIES LENDING COLLATERAL (Cost $16,547,422)		$16,547,429
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	1,041	1,041
TOTAL SHORT-TERM INVESTMENTS (Cost $1,041)		$1,041
Total Investments (Multi-Index Lifestyle Growth Portfolio) (Cost $852,917,377) - 102.0%		$845,529,394
Other assets and liabilities, net - (2.0%)		(16,250,143)
TOTAL NET ASSETS - 100.0%		$829,279,251
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-19.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Multi-Index Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.4%
Equity - 25.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,999,829	$66,838,092
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $71,936,893)		$66,838,092
UNAFFILIATED INVESTMENT COMPANIES - 74.6%
Exchange-traded funds - 74.6%
Invesco Senior Loan ETF (C)	613,056	13,861,196
iShares Edge MSCI Min Vol USA ETF	214,880	13,699,674
iShares Global Infrastructure ETF	9,272	421,505
iShares JP Morgan USD Emerging Markets Bond ETF	92,074	10,590,351
iShares TIPS Bond ETF	36,540	4,298,931
SPDR Bloomberg Barclays High Yield Bond ETF	72,657	7,905,808
Vanguard Dividend Appreciation ETF	77,462	9,173,050
Vanguard Energy ETF	26,120	1,978,329
Vanguard FTSE Developed Markets ETF	78,538	3,148,588
Vanguard FTSE Emerging Markets ETF	13,354	539,502
Vanguard Global ex-U.S. Real Estate ETF	7,236	418,964
Vanguard Intermediate-Term Corporate Bond ETF	432,915	39,780,559
Vanguard Materials ETF	6,928	849,927
Vanguard Mid-Cap ETF	32,016	5,272,395
Vanguard Real Estate ETF	13,734	1,266,549
Vanguard S&P 500 ETF	49	13,161
Vanguard Short-Term Bond ETF (C)	141,782	11,507,027
Vanguard Short-Term Corporate Bond ETF	243,621	19,801,515
Vanguard Short-Term Inflation-Protected Securities ETF	173,759	8,614,971
Vanguard Small-Cap ETF	9,645	1,468,454
Vanguard Total Bond Market ETF	374,186	31,843,229
Xtrackers USD High Yield Corporate Bond ETF	197,365	9,903,776
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $184,591,018)		$196,357,461
SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral Trust, 2.1920% (D)(E)	1,216,147	12,169,739
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,169,801)		$12,169,739
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (D)	1,041	1,041
TOTAL SHORT-TERM INVESTMENTS (Cost $1,041)		$1,041
Total Investments (Multi-Index Lifestyle Moderate Portfolio) (Cost $268,698,753) - 104.6%		$275,366,333
Other assets and liabilities, net - (4.6%)		(12,202,709)
TOTAL NET ASSETS - 100.0%		$263,163,624
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-19.
(D)	The rate shown is the annualized seven-day yield as of 8-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Information technology – 1.0%
IT services – 1.0%
IT consulting and other services – 1.0%
InterXion Holding NV (A)	53,735	$4,349,311
Real estate – 98.7%
Equity real estate investment trusts – 98.7%
Diversified REITs – 8.7%
Empire State Realty Trust, Inc., Class A	127,744	1,796,081
Essential Properties Realty Trust, Inc.	186,432	4,233,871
Liberty Property Trust	89,074	4,642,537
STORE Capital Corp.	407,957	15,404,456
VEREIT, Inc.	1,204,379	11,742,695
		37,819,640
Health care REITs – 13.4%
HCP, Inc.	442,914	15,373,545
Medical Properties Trust, Inc.	616,011	11,451,644
Omega Healthcare Investors, Inc.	176,709	7,188,522
Physicians Realty Trust	44,109	763,968
Welltower, Inc.	259,194	23,213,415
		57,991,094
Hotel and resort REITs – 3.8%
Park Hotels & Resorts, Inc.	161,883	3,812,345
Pebblebrook Hotel Trust	129,035	3,480,074
Ryman Hospitality Properties, Inc.	112,923	8,995,446
		16,287,865
Industrial REITs – 10.3%
Americold Realty Trust	260,164	9,475,173
Prologis, Inc.	297,044	24,838,819
Rexford Industrial Realty, Inc.	237,543	10,497,025
		44,811,017
Office REITs – 10.0%
Alexandria Real Estate Equities, Inc.	92,807	13,906,201
Douglas Emmett, Inc.	193,402	8,161,564
Highwoods Properties, Inc.	59,273	2,561,186
JBG SMITH Properties	152,797	5,846,013
Kilroy Realty Corp.	103,444	8,054,150
Paramount Group, Inc.	363,013	4,784,511
		43,313,625
Residential REITs – 19.9%
American Campus Communities, Inc.	16,132	749,815
American Homes 4 Rent, Class A	117,938	3,016,854
Apartment Investment & Management Company, A Shares	191,736	9,778,536
Equity LifeStyle Properties, Inc.	101,091	13,618,980
Equity Residential	235,665	19,974,965
Essex Property Trust, Inc.	37,135	11,929,990
Invitation Homes, Inc.	432,490	12,438,412
Mid-America Apartment Communities, Inc.	116,322	14,735,671
		86,243,223
Retail REITs – 10.3%
Agree Realty Corp.	113,634	8,487,323
Kimco Realty Corp.	504,593	9,274,419
Realty Income Corp.	141,482	10,442,786
Regency Centers Corp.	129,241	8,337,337
Simon Property Group, Inc.	54,351	8,095,038
		44,636,903
Specialized REITs – 22.3%
American Tower Corp.	28,467	6,552,819
CoreSite Realty Corp.	73,777	8,571,412
Crown Castle International Corp.	37,028	5,375,355
CubeSmart	315,192	11,312,241

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

CyrusOne, Inc.	136,994	$10,063,579
Equinix, Inc.	51,177	28,468,743
Extra Space Storage, Inc.	156,533	19,084,503
Life Storage, Inc.	69,935	7,410,313
		96,838,965
		427,942,332
TOTAL COMMON STOCKS (Cost $332,508,396)		$432,291,643
SHORT-TERM INVESTMENTS – 0.9%
Money market funds – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (B)	3,632,781	3,632,781
TOTAL SHORT-TERM INVESTMENTS (Cost $3,632,781)		$3,632,781
Total Investments (Real Estate Securities Fund) (Cost $336,141,177) – 100.6%		$435,924,424
Other assets and liabilities, net – (0.6%)		(2,434,890)
TOTAL NET ASSETS – 100.0%		$433,489,534
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-19.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 91.7%
Communication services – 19.9%
Entertainment – 1.6%
Electronic Arts, Inc. (A)	14,762	$1,382,904
Netflix, Inc. (A)	4,050	1,189,688
Take-Two Interactive Software, Inc. (A)	13,730	1,811,948
Zynga, Inc., Class A (A)	45,105	257,550
		4,642,090
Interactive media and services – 18.0%
58.com, Inc., ADR (A)	69,899	3,759,867
Alphabet, Inc., Class C (A)	13,786	16,379,147
Facebook, Inc., Class A (A)	108,817	20,204,052
Mail.Ru Group, Ltd., GDR (A)	133,522	3,010,262
Match Group, Inc. (B)	7,840	664,832
NAVER Corp.	35,284	4,274,276
Snap, Inc., Class A (A)(B)	163,045	2,581,002
Yandex NV, Class A (A)	8,725	323,696
		51,197,134
Media – 0.3%
News Corp., Class A	55,532	763,565
		56,602,789
Consumer discretionary – 14.8%
Automobiles – 1.2%
Tesla, Inc. (A)(B)	14,686	3,313,308
Diversified consumer services – 0.2%
GSX Techedu, Inc., ADR (A)	44,577	638,343
Household durables – 0.4%
Roku, Inc. (A)	7,695	1,164,715
Internet and direct marketing retail – 13.0%
Alibaba Group Holding, Ltd., ADR (A)	37,662	6,591,980
Amazon.com, Inc. (A)	4,563	8,105,211
Booking Holdings, Inc. (A)	3,418	6,721,189
Ctrip.com International, Ltd., ADR (A)	232,818	7,538,647
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
GrubHub, Inc. (A)	1,535	$91,087
Naspers, Ltd., N Shares	15,032	3,420,767
Zalando SE (A)(C)	92,475	4,587,900
		37,056,781
		42,173,147
Health care – 1.1%
Health care equipment and supplies – 0.9%
Intuitive Surgical, Inc. (A)	5,063	2,588,914
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	3,350	537,273
		3,126,187
Industrials – 0.4%
Electrical equipment – 0.1%
Bloom Energy Corp., Class A (A)(B)	44,110	197,613
Industrial conglomerates – 0.2%
Roper Technologies, Inc.	1,615	592,317
Road and rail – 0.1%
Lyft, Inc., Class A (A)	2,275	111,407
Uber Technologies, Inc. (A)(B)	3,320	108,132
		219,539
		1,009,469
Information technology – 55.3%
Communications equipment – 0.1%
Arista Networks, Inc. (A)	1,045	236,818
Viavi Solutions, Inc. (A)	9,245	128,413
		365,231
Electronic equipment, instruments and components – 0.1%
CDW Corp.	1,890	218,295
Cognex Corp.	325	14,651
Flex, Ltd. (A)	12,925	124,468
		357,414
IT services – 11.0%
Akamai Technologies, Inc. (A)	27,630	2,462,662
Capgemini SE	2,250	269,972
DXC Technology Company	6,940	230,547
Fidelity National Information Services, Inc.	14,522	1,978,187
Fiserv, Inc. (A)	14,955	1,599,288
Global Payments, Inc.	3,905	648,152
Mastercard, Inc., Class A	17,610	4,954,926
MongoDB, Inc. (A)(B)	18,345	2,794,127
Okta, Inc. (A)	41,585	5,260,503
PayPal Holdings, Inc. (A)	11,380	1,240,989
Shopify, Inc., Class A (A)	2,565	988,525
Square, Inc., Class A (A)	1,485	91,832
Total System Services, Inc.	8,505	1,141,541
Twilio, Inc., Class A (A)	41,320	5,391,020
Visa, Inc., Class A	11,360	2,054,115
		31,106,386
Semiconductors and semiconductor equipment – 14.6%
Advanced Micro Devices, Inc. (A)	96,420	3,032,409
Analog Devices, Inc.	12,695	1,394,292
Applied Materials, Inc.	38,894	1,867,690
ASML Holding NV	8,047	1,789,706
ASML Holding NV	1,265	281,602
Broadcom, Inc.	4,780	1,351,019
Cree, Inc. (A)	30,905	1,326,752
Cypress Semiconductor Corp.	24,625	566,621
Infineon Technologies AG	8,117	140,675
KLA Corp.	12,985	1,920,482
Lam Research Corp.	8,434	1,775,441
Marvell Technology Group, Ltd.	49,211	1,179,588

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Maxim Integrated Products, Inc.	43,145	$2,353,128
Microchip Technology, Inc.	16,765	1,447,322
Micron Technology, Inc. (A)	155,232	7,027,353
NVIDIA Corp.	31,776	5,322,798
NXP Semiconductors NV	8,219	839,489
ON Semiconductor Corp. (A)	47,735	849,683
QUALCOMM, Inc.	50,078	3,894,566
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,660	283,916
Teradyne, Inc.	26,085	1,381,722
Texas Instruments, Inc.	6,985	864,394
Xilinx, Inc.	5,925	616,556
		41,507,204
Software – 25.0%
Alteryx, Inc., Class A (A)	35,380	5,039,881
Aspen Technology, Inc. (A)	1,265	168,498
Atlassian Corp. PLC, Class A (A)	20,075	2,700,288
Autodesk, Inc. (A)	1,800	257,076
AVEVA Group PLC	9,980	450,255
Carbon Black, Inc. (A)	2,200	57,420
Coupa Software, Inc. (A)	2,165	300,783
Crowdstrike Holdings, Inc., Class A (A)(B)	8,220	668,122
CyberArk Software, Ltd. (A)	6,970	783,010
Dynatrace, Inc. (A)	2,620	60,208
Elastic NV (A)	18,228	1,602,059
ForeScout Technologies, Inc. (A)	8,080	289,506
Fortinet, Inc. (A)	17,850	1,413,363
Guidewire Software, Inc. (A)	1,260	121,187
HubSpot, Inc. (A)	2,780	555,110
Intuit, Inc.	3,758	1,083,657
Microsoft Corp.	129,846	17,900,570
Mimecast, Ltd. (A)	2,130	87,181
Palo Alto Networks, Inc. (A)	6,210	1,264,480
Paycom Software, Inc. (A)	28,585	7,149,680
Proofpoint, Inc. (A)	16,985	1,929,666
Rapid7, Inc. (A)	15,370	825,215
RealPage, Inc. (A)	3,770	240,036
RingCentral, Inc., Class A (A)	28,460	4,016,560
salesforce.com, Inc. (A)	49,304	7,694,875
ServiceNow, Inc. (A)	5,439	1,424,148
Smartsheet, Inc., Class A (A)	6,190	300,834
Splunk, Inc. (A)	1,350	150,957
Symantec Corp.	242,218	5,631,569
Synopsys, Inc. (A)	13,567	1,923,936
Temenos AG (A)	3,085	519,759
Workday, Inc., Class A (A)	8,665	1,536,131
Zendesk, Inc. (A)	11,640	933,528
Zscaler, Inc. (A)	26,870	1,847,044
		70,926,592
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	7,005	1,462,224
NetApp, Inc.	14,650	704,079
Pure Storage, Inc., Class A (A)	212,567	3,460,591
Samsung Electronics Company, Ltd.	194,483	7,080,926
		12,707,820
		156,970,647
Materials – 0.2%
Chemicals – 0.2%
DuPont de Nemours, Inc.	8,360	567,895
TOTAL COMMON STOCKS (Cost $222,671,701)		$260,450,134
PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.6%
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Internet and direct marketing retail – 0.6%
Airbnb, Inc., Series E (A)(D)(E)	16,398	$1,765,901
Information technology – 0.3%
Software – 0.3%
DiDi Chuxing, Inc. (A)(D)(E)	16,798	855,557
TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$2,621,458
EXCHANGE-TRADED FUNDS – 1.3%
Altaba, Inc. (A)	50,870	3,534,956
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,005,207)		$3,534,956
SECURITIES LENDING COLLATERAL – 3.4%
John Hancock Collateral Trust, 2.1920% (F)(G)	973,311	9,739,733
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,739,728)		$9,739,733
SHORT-TERM INVESTMENTS – 6.2%
Money market funds – 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (F)	1,870,151	1,870,151
T. Rowe Price Government Reserve Fund, 2.7663% (F)	4,857,393	4,857,393
		6,727,544
Repurchase agreement – 3.8%
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $10,821,262 on 9-3-19, collateralized by $10,835,000 U.S. Treasury Notes, 2.250% due 3-31-21 (valued at $11,038,611, including interest)	$10,820,000	10,820,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,547,544)		$17,547,544
Total Investments (Science & Technology Fund) (Cost $254,951,447) – 103.5%		$293,893,825
Other assets and liabilities, net – (3.5%)		(9,857,226)
TOTAL NET ASSETS – 100.0%		$284,036,599
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 8-31-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Communication services – 2.2%

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment – 0.4%
Rosetta Stone, Inc. (A)	11,989	$218,799
Media – 1.8%
Cable One, Inc.	666	864,215
Scholastic Corp.	5,258	184,398
		1,048,613
		1,267,412
Consumer discretionary – 9.2%
Auto components – 1.9%
Dorman Products, Inc. (A)	5,609	398,688
Garrett Motion, Inc. (A)(B)	19,700	193,848
LCI Industries	3,595	304,676
Visteon Corp. (A)(B)	2,324	160,286
		1,057,498
Distributors – 1.2%
Pool Corp.	3,471	681,635
Diversified consumer services – 1.7%
American Public Education, Inc. (A)	7,473	181,071
Strategic Education, Inc.	4,582	775,412
		956,483
Hotels, restaurants and leisure – 0.6%
Marriott Vacations Worldwide Corp.	1,817	179,138
Red Robin Gourmet Burgers, Inc. (A)(B)	4,215	141,160
		320,298
Household durables – 0.9%
Cavco Industries, Inc. (A)	2,789	511,698
Specialty retail – 2.0%
Aaron's, Inc.	12,055	772,846
Express, Inc. (A)	14,830	31,440
Lumber Liquidators Holdings, Inc. (A)(B)	4,890	46,015
Monro, Inc. (B)	3,653	283,911
		1,134,212
Textiles, apparel and luxury goods – 0.9%
Culp, Inc.	9,413	132,159
Steven Madden, Ltd.	12,109	402,261
		534,420
		5,196,244
Consumer staples – 3.0%
Food and staples retailing – 0.1%
Grocery Outlet Holding Corp. (A)	2,129	86,118
Food products – 2.9%
Nomad Foods, Ltd. (A)	38,922	784,278
Post Holdings, Inc. (A)	4,122	410,922
The Simply Good Foods Company (A)	13,966	413,813
		1,609,013
		1,695,131
Energy – 5.5%
Energy equipment and services – 1.8%
Apergy Corp. (A)	8,300	215,634
Cactus, Inc., Class A (A)	6,397	162,932
Dril-Quip, Inc. (A)	3,204	146,903
Frank's International NV (A)	25,507	110,955
Keane Group, Inc. (A)(B)	38,492	204,008
TETRA Technologies, Inc. (A)	105,930	175,844
		1,016,276
Oil, gas and consumable fuels – 3.7%
Centennial Resource Development, Inc., Class A (A)	32,246	155,426
Delek US Holdings, Inc. (B)	3,099	101,492
International Seaways, Inc. (A)	16,312	280,893
Jagged Peak Energy, Inc. (A)(B)	25,512	176,033
Small Company Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kimbell Royalty Partners LP (B)	8,652	$132,549
Kosmos Energy, Ltd.	31,380	198,322
Magnolia Oil & Gas Corp., Class A (A)(B)	15,700	160,297
Matador Resources Company (A)(B)	16,453	257,489
REX American Resources Corp. (A)	3,816	262,083
WPX Energy, Inc. (A)	34,460	370,790
		2,095,374
		3,111,650
Financials – 26.8%
Banks – 15.7%
Atlantic Capital Bancshares, Inc. (A)	8,462	137,931
BankUnited, Inc.	18,129	575,777
BOK Financial Corp.	3,487	265,500
CenterState Bank Corp.	15,400	348,348
Columbia Banking System, Inc.	14,968	516,546
CrossFirst Bankshares, Inc. (A)	2,455	35,720
East West Bancorp, Inc.	6,759	277,998
FB Financial Corp.	9,575	343,455
Glacier Bancorp, Inc.	11,355	450,680
HarborOne Bancorp, Inc. (A)	18,600	185,256
Heritage Commerce Corp.	14,088	163,280
Heritage Financial Corp.	9,089	237,950
Home BancShares, Inc.	47,112	834,825
Hope Bancorp, Inc.	20,360	273,028
Howard Bancorp, Inc. (A)	10,192	150,740
Live Oak Bancshares, Inc. (B)	7,083	127,069
National Bank Holdings Corp., Class A	13,594	443,708
Origin Bancorp, Inc.	6,136	196,597
Pinnacle Financial Partners, Inc.	8,913	469,448
Popular, Inc.	8,088	425,186
Prosperity Bancshares, Inc.	6,626	430,160
SVB Financial Group (A)	622	121,054
Texas Capital Bancshares, Inc. (A)	5,631	303,398
Towne Bank	19,798	520,093
Webster Financial Corp.	9,355	418,730
Western Alliance Bancorp	7,310	317,400
Wintrust Financial Corp.	4,648	292,034
		8,861,911
Capital markets – 2.4%
Assetmark Financial Holdings, Inc. (A)	1,755	49,491
Cboe Global Markets, Inc.	1,305	155,504
Hercules Capital, Inc.	23,986	314,936
Houlihan Lokey, Inc.	8,367	369,654
Main Street Capital Corp. (B)	6,074	267,924
Virtus Investment Partners, Inc.	1,929	205,805
		1,363,314
Consumer finance – 0.3%
Green Dot Corp., Class A (A)	4,146	126,785
SLM Corp.	3,400	28,696
		155,481
Diversified financial services – 0.2%
Conyers Park II Acquisition Corp. (A)	8,096	84,117
Insurance – 2.7%
Assured Guaranty, Ltd.	3,378	143,734
Axis Capital Holdings, Ltd.	2,259	138,680
Employers Holdings, Inc.	6,026	259,901
Palomar Holdings, Inc. (A)	734	24,978
ProAssurance Corp. (B)	8,894	347,489
Safety Insurance Group, Inc.	2,654	255,952
State Auto Financial Corp.	10,178	325,391
		1,496,125
Mortgage real estate investment trusts – 1.1%
Capstead Mortgage Corp.	31,097	226,075

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
PennyMac Mortgage Investment Trust	9,808	$213,422
Redwood Trust, Inc.	11,726	194,652
		634,149
Thrifts and mortgage finance – 4.4%
Meridian Bancorp, Inc.	19,234	336,210
PCSB Financial Corp.	10,470	206,364
PDL Community Bancorp (A)	10,645	148,924
PennyMac Financial Services, Inc. (A)	16,145	477,731
Radian Group, Inc.	20,980	473,099
Sterling Bancorp, Inc.	13,455	125,535
WSFS Financial Corp.	17,738	731,160
		2,499,023
		15,094,120
Health care – 6.7%
Biotechnology – 0.6%
Momenta Pharmaceuticals, Inc. (A)	12,598	159,113
Ultragenyx Pharmaceutical, Inc. (A)	908	49,459
Xencor, Inc. (A)	3,622	135,028
		343,600
Health care equipment and supplies – 3.6%
Atrion Corp. (B)	719	558,771
Avanos Medical, Inc. (A)	10,608	351,973
Mesa Laboratories, Inc.	1,151	254,636
Quidel Corp. (A)	8,010	505,031
West Pharmaceutical Services, Inc.	2,355	342,558
		2,012,969
Health care providers and services – 2.0%
Molina Healthcare, Inc. (A)	2,169	282,577
Select Medical Holdings Corp. (A)	23,572	382,338
The Ensign Group, Inc.	9,601	479,090
		1,144,005
Health care technology – 0.3%
Health Catalyst, Inc. (A)(B)	1,321	52,655
Phreesia, Inc. (A)	3,075	82,318
		134,973
Pharmaceuticals – 0.2%
Cara Therapeutics, Inc. (A)	5,088	119,263
		3,754,810
Industrials – 14.0%
Aerospace and defense – 2.4%
Cubic Corp. (B)	7,709	534,002
Parsons Corp. (A)	6,114	207,998
Triumph Group, Inc. (B)	29,764	618,496
		1,360,496
Building products – 0.8%
Universal Forest Products, Inc.	11,603	453,677
Commercial services and supplies – 2.5%
Brady Corp., Class A	5,401	254,981
McGrath RentCorp	6,407	410,240
MSA Safety, Inc.	2,727	288,053
Stericycle, Inc. (A)(B)	6,315	283,480
The Brink's Company	2,217	166,829
		1,403,583
Construction and engineering – 0.8%
Aegion Corp. (A)	24,296	479,603
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	8,586	186,746
Machinery – 2.9%
Blue Bird Corp. (A)	9,488	173,061
CIRCOR International, Inc. (A)(B)	9,923	341,054
Small Company Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
ESCO Technologies, Inc.	6,756	$514,334
Helios Technologies, Inc. (B)	7,771	332,521
RBC Bearings, Inc. (A)	1,613	257,322
		1,618,292
Marine – 0.4%
Kirby Corp. (A)	2,904	213,705
Professional services – 1.7%
FTI Consulting, Inc. (A)	6,911	747,356
Huron Consulting Group, Inc. (A)	3,185	194,954
		942,310
Road and rail – 1.8%
Genesee & Wyoming, Inc., Class A (A)	1,302	144,366
Landstar System, Inc.	6,291	701,572
Universal Logistics Holdings, Inc.	8,053	168,710
		1,014,648
Trading companies and distributors – 0.4%
Beacon Roofing Supply, Inc. (A)	7,306	232,915
		7,905,975
Information technology – 8.8%
Communications equipment – 0.8%
Harmonic, Inc. (A)	71,676	472,345
Electronic equipment, instruments and components – 3.6%
Belden, Inc.	17,984	820,250
Knowles Corp. (A)	25,011	507,223
Littelfuse, Inc.	4,555	710,899
		2,038,372
IT services – 0.7%
Conduent, Inc. (A)	14,170	92,247
GTT Communications, Inc. (A)(B)	9,585	91,153
I3 Verticals, Inc., Class A (A)	9,210	208,330
		391,730
Semiconductors and semiconductor equipment – 1.9%
Cabot Microelectronics Corp.	3,698	460,956
Entegris, Inc.	4,977	213,165
MaxLinear, Inc. (A)	12,676	251,238
Rudolph Technologies, Inc. (A)	5,888	129,477
		1,054,836
Software – 1.8%
Ceridian HCM Holding, Inc. (A)(B)	7,513	434,026
Cision, Ltd. (A)	13,805	95,531
Q2 Holdings, Inc. (A)(B)	930	83,654
RealPage, Inc. (A)(B)	2,779	176,939
Zendesk, Inc. (A)	2,466	197,773
		987,923
		4,945,206
Materials – 4.1%
Chemicals – 1.3%
American Vanguard Corp.	10,147	143,783
Balchem Corp. (B)	651	57,802
Minerals Technologies, Inc.	5,702	274,836
Quaker Chemical Corp. (B)	1,742	276,734
		753,155
Containers and packaging – 0.7%
Myers Industries, Inc.	23,352	393,014
Metals and mining – 1.8%
Carpenter Technology Corp.	8,925	434,112
Constellium SE (A)	25,938	312,294
Reliance Steel & Aluminum Company (B)	2,851	277,203
		1,023,609

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products – 0.3%
Clearwater Paper Corp. (A)	9,539	$152,815
		2,322,593
Real estate – 11.0%
Equity real estate investment trusts – 10.3%
Acadia Realty Trust	8,523	233,104
American Campus Communities, Inc.	6,490	301,655
Cedar Realty Trust, Inc.	101,431	240,391
Douglas Emmett, Inc.	5,932	250,330
EastGroup Properties, Inc.	3,967	493,971
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,905	384,195
Healthcare Realty Trust, Inc.	15,866	527,227
JBG SMITH Properties	13,895	531,623
Kilroy Realty Corp.	3,795	295,479
PotlatchDeltic Corp.	11,382	437,979
PS Business Parks, Inc.	2,986	536,315
QTS Realty Trust, Inc., Class A	1,783	87,474
Saul Centers, Inc.	5,869	294,800
Sunstone Hotel Investors, Inc.	28,744	377,696
Terreno Realty Corp.	13,015	658,038
Washington Real Estate Investment Trust	5,733	151,867
		5,802,144
Real estate management and development – 0.7%
The St. Joe Company (A)(B)	20,943	376,555
		6,178,699
Utilities – 7.0%
Electric utilities – 2.4%
MGE Energy, Inc.	3,434	260,469
PNM Resources, Inc.	15,433	787,237
Portland General Electric Company	5,299	301,460
		1,349,166
Gas utilities – 3.6%
Atmos Energy Corp.	958	105,600
Chesapeake Utilities Corp.	7,409	700,743
ONE Gas, Inc.	7,902	723,902
RGC Resources, Inc.	2,522	71,574
Southwest Gas Holdings, Inc. (B)	4,728	431,335
		2,033,154
Multi-utilities – 0.4%
NorthWestern Corp.	2,684	194,429
Water utilities – 0.6%
California Water Service Group	6,064	342,252
		3,919,001
TOTAL COMMON STOCKS (Cost $34,638,307)		$55,390,841
SECURITIES LENDING COLLATERAL – 9.8%
John Hancock Collateral Trust, 2.1920% (C)(D)	555,204	5,555,811
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,555,395)		$5,555,811
SHORT-TERM INVESTMENTS – 1.8%
Money market funds – 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (C)	525,991	525,991
Small Company Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Government Reserve Fund, 2.7663% (C)	473,019	$473,019
		999,010
TOTAL SHORT-TERM INVESTMENTS (Cost $999,010)		$999,010
Total Investments (Small Company Value Fund) (Cost $41,192,712) – 109.9%		$61,945,662
Other assets and liabilities, net – (9.9%)		(5,581,533)
TOTAL NET ASSETS – 100.0%		$56,364,129
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	The rate shown is the annualized seven-day yield as of 8-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.9%
Communication services – 6.8%
Diversified telecommunication services – 0.9%
Anterix, Inc. (A)	1,232	$47,740
AT&T, Inc.	225,324	7,944,924
ATN International, Inc.	1,403	79,718
Bandwidth, Inc., Class A (A)	2,048	178,565
BCE, Inc.	29,960	1,417,666
BT Group PLC	1,332,103	2,683,673
Cellnex Telecom SA (A)(B)	32,057	1,284,668
CenturyLink, Inc.	29,624	337,121
China Telecom Corp., Ltd., H Shares	1,849,296	826,357
China Tower Corp., Ltd., H Shares (B)	5,628,400	1,281,300
China Unicom Hong Kong, Ltd.	817,816	812,484
Chunghwa Telecom Company, Ltd.	570,479	1,978,446
Cincinnati Bell, Inc. (A)	6,957	37,777
Cogent Communications Holdings, Inc.	5,265	320,586
Consolidated Communications Holdings, Inc.	9,462	38,132
Deutsche Telekom AG	367,044	6,127,667
Elisa OYJ	4,948	248,909
Frontier Communications Corp. (A)(C)	13,986	11,196
HKT Trust & HKT, Ltd.	591,322	923,725
IDT Corp., Class B (A)	2,383	21,018
Iliad SA	3,991	417,945
Intelsat SA (A)	8,610	178,055
Iridium Communications, Inc. (A)	12,622	305,200
Koninklijke KPN NV	960,114	3,040,979
LG Uplus Corp.	15,341	167,454
Nippon Telegraph & Telephone Corp.	89,600	4,295,231
Ooma, Inc. (A)	2,805	35,063
Orange Polska SA (A)	109,746	175,744
Orange SA	301,654	4,583,149
ORBCOMM, Inc. (A)	10,076	46,450
Pareteum Corp. (A)(C)	14,025	30,014
PCCW, Ltd.	637,000	345,013
Proximus SADP	41,751	1,234,790
Singapore Telecommunications, Ltd.	175,950	401,342
Singapore Telecommunications, Ltd.	216,878	533,243
Spark New Zealand, Ltd.	162,448	452,246
Swisscom AG	3,893	1,948,969
Telecom Italia SpA (A)	845,609	452,055
Telecom Italia SpA	567,531	290,461

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telefonica Deutschland Holding AG	95,461	$243,101
Telefonica SA	775,699	5,389,132
Telekom Malaysia BHD	117,518	104,640
Telekomunikasi Indonesia Persero Tbk PT	3,740,560	1,176,075
Telenor ASA	120,747	2,478,169
Telia Company AB	468,846	2,052,381
Telkom SA SOC, Ltd.	39,127	205,713
Telstra Corp., Ltd.	643,603	1,611,222
TELUS Corp.	38,604	1,398,431
TPG Telecom, Ltd.	57,047	255,774
True Corp. PCL	82,700	16,970
True Corp. PCL, Foreign Quota Shares	1,512,600	310,382
United Internet AG	13,568	445,686
Verizon Communications, Inc.	127,689	7,426,392
Vonage Holdings Corp. (A)	28,716	379,626
		69,028,769
Entertainment – 1.2%
Activision Blizzard, Inc.	105,054	5,315,732
Alibaba Pictures Group, Ltd. (A)	1,860,500	305,496
AMC Entertainment Holdings, Inc., Class A (C)	6,745	74,937
CD Projekt SA	11,349	720,237
Cinemark Holdings, Inc.	29,166	1,112,975
Electronic Arts, Inc. (A)	40,684	3,811,277
Glu Mobile, Inc. (A)	14,783	65,637
IMAX Corp. (A)	6,641	138,930
iQIYI, Inc., ADR (A)(C)	16,800	307,272
Konami Holdings Corp.	12,700	575,503
Liberty Media Corp.-Liberty Braves, Class A (A)	1,510	41,480
Liberty Media Corp.-Liberty Braves, Class C (A)	4,351	119,478
Live Nation Entertainment, Inc. (A)	38,230	2,657,367
NCSoft Corp.	2,286	1,013,435
NetEase, Inc., ADR	9,404	2,398,020
Netflix, Inc. (A)	59,962	17,613,838
Netmarble Corp. (A)(B)	3,570	278,250
Nexon Company, Ltd. (A)	68,200	920,331
Nintendo Company, Ltd.	15,739	5,955,647
Pearl Abyss Corp. (A)	889	143,065
Reading International, Inc., Class A (A)	2,316	28,718
Rosetta Stone, Inc. (A)	2,661	48,563
Take-Two Interactive Software, Inc. (A)	15,434	2,036,825
Tencent Music Entertainment Group, ADR (A)(C)	12,300	163,590
The Marcus Corp.	2,897	97,223
The Walt Disney Company	239,413	32,861,828
Toho Company, Ltd. (C)	15,600	661,019
Ubisoft Entertainment SA (A)	12,618	1,017,388
Viacom, Inc., Class B	48,500	1,211,530
Vivendi SA	138,402	3,870,275
World Wrestling Entertainment, Inc., Class A	11,951	853,660
		86,419,526
Interactive media and services – 2.9%
58.com, Inc., ADR (A)	12,600	677,754
Alphabet, Inc., Class A (A)	41,066	48,890,305
Alphabet, Inc., Class C (A)	42,031	49,937,031
Auto Trader Group PLC (B)	145,246	941,583
Autohome, Inc., ADR (A)(C)	7,800	679,848
Baidu, Inc., ADR (A)	37,200	3,886,284
Care.com, Inc. (A)	2,890	28,582
CarGurus, Inc. (A)	9,493	309,662
Cars.com, Inc. (A)	25,242	224,906
DHI Group, Inc. (A)	7,119	25,842
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Eventbrite, Inc., Class A (A)(C)	4,729	$82,663
Facebook, Inc., Class A (A)	329,494	61,177,151
Kakaku.com, Inc.	18,600	465,144
Kakao Corp.	6,940	772,039
Liberty TripAdvisor Holdings, Inc., Class A (A)	9,394	82,104
LINE Corp. (A)(C)	8,200	289,330
Momo, Inc., ADR	19,300	709,854
NAVER Corp.	19,475	2,359,186
QuinStreet, Inc. (A)	5,842	66,891
REA Group, Ltd.	8,000	561,850
SINA Corp. (A)	8,600	354,062
Tencent Holdings, Ltd.	765,912	31,621,079
The Meet Group, Inc. (A)	9,732	33,575
TripAdvisor, Inc. (A)	14,195	539,268
TrueCar, Inc. (A)	13,511	53,504
Twitter, Inc. (A)	100,142	4,271,056
Weibo Corp., ADR (A)(C)	7,300	302,001
Yahoo Japan Corp.	368,707	919,406
Yelp, Inc. (A)	29,074	974,270
YY, Inc., ADR (A)	6,500	371,475
		211,607,705
Media – 1.0%
AMC Networks, Inc., Class A (A)	12,404	601,594
Axel Springer SE	5,309	367,812
Boston Omaha Corp., Class A (A)	1,399	28,652
Cable One, Inc.	1,357	1,760,870
Cardlytics, Inc. (A)	1,811	68,039
CBS Corp., Class B	48,268	2,030,152
Central European Media Enterprises, Ltd., Class A (A)	12,287	57,012
Charter Communications, Inc., Class A (A)	23,592	9,663,047
Cheil Worldwide, Inc.	9,436	205,873
China Literature, Ltd. (A)(B)(C)	34,400	105,378
Clear Channel Outdoor Holdings, Inc. (A)	5,833	15,166
Comcast Corp., Class A	621,173	27,493,117
comScore, Inc. (A)	6,720	12,499
Cumulus Media, Inc., Class A (A)	1,940	26,384
CyberAgent, Inc.	14,100	634,581
Cyfrowy Polsat SA	42,502	310,920
Daily Journal Corp. (A)(C)	146	29,270
Dentsu, Inc.	30,044	1,025,494
Discovery, Inc., Series A (A)	21,649	597,512
Discovery, Inc., Series C (A)	49,447	1,287,105
DISH Network Corp., Class A (A)	31,644	1,061,973
Emerald Expositions Events, Inc.	3,445	32,934
Entercom Communications Corp., Class A (C)	16,097	57,305
Entravision Communications Corp., Class A	8,756	26,793
Eutelsat Communications SA	26,094	454,028
Fluent, Inc. (A)	5,828	17,367
Fox Corp., Class A	48,597	1,611,962
Fox Corp., Class B	22,267	730,358
Gannett Company, Inc.	13,666	143,766
Gray Television, Inc. (A)	11,627	177,893
Grupo Televisa SAB	346,397	614,273
Hakuhodo DY Holdings, Inc.	32,200	474,804
Hemisphere Media Group, Inc. (A)	2,505	29,734
Informa PLC	196,840	2,084,819
ITV PLC	571,574	807,464
JCDecaux SA	11,011	294,706
John Wiley & Sons, Inc., Class A	12,329	548,641
Liberty Latin America, Ltd., Class A (A)	6,366	104,530
Liberty Latin America, Ltd., Class C (A)	13,987	230,646

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Loral Space & Communications, Inc. (A)	1,687	$62,402
Marchex, Inc., Class B (A)	5,397	18,350
Media General, Inc. (A)(D)	18,354	1,762
Megacable Holdings SAB de CV	42,000	171,843
Meredith Corp.	16,026	701,618
MSG Networks, Inc., Class A (A)	7,487	122,787
MultiChoice Group, Ltd. (A)	62,034	545,732
National CineMedia, Inc.	8,602	70,536
New Media Investment Group, Inc. (C)	8,105	71,162
News Corp., Class A	52,869	726,949
News Corp., Class B	16,979	240,423
Omnicom Group, Inc.	30,195	2,296,632
Pearson PLC	122,742	1,243,989
Publicis Groupe SA	31,981	1,534,232
Quebecor, Inc., Class B	34,388	774,595
RTL Group SA (C)	4,172	194,478
Schibsted ASA, B Shares	16,033	464,202
Scholastic Corp.	3,735	130,986
SES SA	54,982	886,533
Shaw Communications, Inc., Class B	86,919	1,651,683
Singapore Press Holdings, Ltd.	73,400	105,171
Surya Citra Media Tbk PT	423,200	36,782
TechTarget, Inc. (A)	3,031	71,956
TEGNA, Inc.	86,769	1,241,664
Telenet Group Holding NV	12,819	639,079
The EW Scripps Company, Class A	7,136	88,201
The Interpublic Group of Companies, Inc.	53,080	1,055,230
The New York Times Company, Class A	38,886	1,135,471
Tribune Publishing Company	2,672	20,441
WideOpenWest, Inc. (A)	3,345	18,799
WPP PLC	199,229	2,356,969
		74,505,130
Wireless telecommunication services – 0.8%
1&1 Drillisch AG	5,903	162,298
Advanced Info Service PCL	1,600	12,119
Advanced Info Service PCL, Foreign Quota Shares	154,000	1,166,497
America Movil SAB de CV, Series L	4,839,000	3,539,642
Axiata Group BHD	278,653	334,121
Boingo Wireless, Inc. (A)	5,645	72,651
China Mobile, Ltd.	823,470	6,813,869
DiGi.Com BHD	314,920	375,405
Empresa Nacional de Telecomunicaciones SA (A)	7,969	69,397
Far EasTone Telecommunications Company, Ltd.	233,595	544,177
Globe Telecom, Inc.	3,965	154,621
Gogo, Inc. (A)(C)	7,744	31,131
Intouch Holdings PCL	600	1,253
Intouch Holdings PCL, Foreign Quota Shares	268,900	561,749
KDDI Corp.	246,667	6,570,177
Maxis BHD	235,660	311,701
Millicom International Cellular SA	10,895	554,671
MTN Group, Ltd.	240,995	1,630,673
NTT DOCOMO, Inc.	185,500	4,679,399
PLDT, Inc.	10,295	233,281
Rogers Communications, Inc., Class B	67,602	3,346,588
Shenandoah Telecommunications Company	6,111	192,741
SK Telecom Company, Ltd.	2,824	558,254
Softbank Corp.	232,600	3,262,005
SoftBank Group Corp.	229,952	10,419,971
Spok Holdings, Inc.	2,790	32,783
Taiwan Mobile Company, Ltd.	238,000	848,524
Tele2 AB, B Shares	83,202	1,175,319
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Telephone & Data Systems, Inc.	25,718	$648,094
TIM Participacoes SA	110,889	329,373
T-Mobile US, Inc. (A)	9,759	761,690
Total Access Communication PCL	17,200	34,498
Total Access Communication PCL, Foreign Quota Shares	91,700	183,920
Turkcell Iletisim Hizmetleri AS	202,305	449,617
Vodacom Group, Ltd.	91,143	691,869
Vodafone Group PLC	4,220,218	7,984,727
		58,738,805
		500,299,935
Consumer discretionary – 10.1%
Auto components – 0.5%
Adient PLC	34,990	705,748
Aisin Seiki Company, Ltd.	22,600	668,754
American Axle & Manufacturing Holdings, Inc. (A)	14,239	90,275
Aptiv PLC	48,305	4,017,527
BorgWarner, Inc.	38,831	1,267,056
Bridgestone Corp.	79,300	3,003,207
Cheng Shin Rubber Industry Company, Ltd.	282,730	395,918
China First Capital Group, Ltd. (A)	396,700	151,594
Cie Generale des Etablissements Michelin SCA	25,896	2,726,312
Continental AG	12,147	1,465,877
Cooper Tire & Rubber Company	6,280	147,517
Cooper-Standard Holdings, Inc. (A)	2,250	84,240
Dana, Inc.	57,691	734,406
Delphi Technologies PLC	24,151	319,518
Denso Corp.	60,416	2,531,314
Dorman Products, Inc. (A)	3,401	241,743
Faurecia SE	11,610	508,023
Fox Factory Holding Corp. (A)	4,797	345,576
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	66,700	189,736
Gentex Corp.	69,887	1,858,994
Gentherm, Inc. (A)	4,282	157,149
Hankook Tire & Technology Company, Ltd.	10,292	248,063
Hanon Systems	25,878	248,071
Hyundai Mobis Company, Ltd.	9,490	1,950,615
Koito Manufacturing Company, Ltd.	14,576	683,246
LCI Industries	3,078	260,861
Linamar Corp.	510	15,491
Magna International, Inc.	58,867	2,947,329
Modine Manufacturing Company (A)	6,386	65,201
Motorcar Parts of America, Inc. (A)	2,587	37,589
Nexteer Automotive Group, Ltd.	116,680	90,419
NGK Spark Plug Company, Ltd.	21,900	377,097
Nokian Renkaat OYJ	4,317	118,331
Pirelli & C. SpA (B)	36,176	188,276
Standard Motor Products, Inc.	2,636	116,801
Stanley Electric Company, Ltd.	18,100	449,198
Stoneridge, Inc. (A)	3,519	108,068
Sumitomo Electric Industries, Ltd.	104,900	1,233,508
Sumitomo Rubber Industries, Ltd.	23,300	262,515
Tenneco, Inc., Class A	6,590	57,465
The Goodyear Tire & Rubber Company	63,618	729,698
The Yokohama Rubber Company, Ltd.	16,400	314,697
Tower International, Inc.	2,634	81,470
Toyoda Gosei Company, Ltd.	8,900	165,264
Toyota Industries Corp.	20,429	1,120,523
Valeo SA	36,499	998,713

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Visteon Corp. (A)	11,340	$782,120
		35,261,113
Automobiles – 1.0%
Astra International Tbk PT	1,525,308	716,265
BAIC Motor Corp., Ltd., H Shares (B)	222,700	125,182
Bayerische Motoren Werke AG	36,325	2,429,428
Brilliance China Automotive Holdings, Ltd.	406,300	429,917
BYD Company, Ltd., H Shares (C)	85,194	440,960
Daimler AG	100,443	4,725,702
Dongfeng Motor Group Company, Ltd., H Shares	361,680	335,134
Ferrari NV	11,393	1,798,944
Fiat Chrysler Automobiles NV	102,022	1,334,221
Ford Motor Company	734,160	6,732,247
Ford Otomotiv Sanayi AS	12,728	128,507
Geely Automobile Holdings, Ltd.	663,000	1,021,329
General Motors Company	247,132	9,166,126
Great Wall Motor Company, Ltd., H Shares	413,750	261,941
Guangzhou Automobile Group Company, Ltd., H Shares	395,346	397,402
Harley-Davidson, Inc.	29,802	950,684
Honda Motor Company, Ltd.	227,527	5,391,205
Hyundai Motor Company	20,704	2,200,723
Isuzu Motors, Ltd.	77,200	829,090
Kia Motors Corp.	36,755	1,326,707
Mazda Motor Corp.	78,380	655,831
Mitsubishi Motors Corp.	94,100	392,652
NIO, Inc., ADR (A)(C)	88,000	251,680
Nissan Motor Company, Ltd.	323,425	1,998,270
Peugeot SA	89,397	1,998,662
Renault SA	29,310	1,681,121
Subaru Corp.	85,700	2,292,945
Suzuki Motor Corp.	51,300	1,975,047
Thor Industries, Inc.	14,315	657,202
Toyota Motor Corp.	317,900	20,817,992
Volkswagen AG	3,626	592,980
Winnebago Industries, Inc.	3,942	126,223
Yamaha Motor Company, Ltd.	39,100	638,401
		74,820,720
Distributors – 0.1%
Core-Mark Holding Company, Inc.	5,792	187,603
Funko, Inc., Class A (A)	2,205	52,898
Genuine Parts Company	32,263	2,913,026
Jardine Cycle & Carriage, Ltd.	4,954	110,042
LKQ Corp. (A)	69,357	1,822,008
Pool Corp.	10,886	2,137,793
Weyco Group, Inc.	831	20,384
		7,243,754
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	22,632	966,839
American Public Education, Inc. (A)	2,171	52,603
Benesse Holdings, Inc.	9,900	253,211
Career Education Corp. (A)	8,801	180,509
Carriage Services, Inc.	2,341	49,793
Chegg, Inc. (A)	14,761	585,126
China Education Group Holdings, Ltd.	81,000	120,218
Collectors Universe, Inc.	1,243	32,219
Graham Holdings Company, Class B	1,191	838,535
H&R Block, Inc.	27,525	666,656
Houghton Mifflin Harcourt Company (A)	13,712	81,586
K12, Inc. (A)	4,863	128,140
Kroton Educacional SA	193,680	471,455
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Laureate Education, Inc., Class A (A)	12,031	$220,167
New Oriental Education & Technology Group, Inc., ADR (A)	19,200	2,177,280
OneSpaWorld Holdings, Ltd. (A)	5,870	92,159
Regis Corp. (A)	3,671	59,360
Select Interior Concepts, Inc., Class A (A)	3,080	38,223
Service Corp. International	49,879	2,309,398
Sotheby's (A)	13,103	756,698
Strategic Education, Inc.	2,710	458,613
TAL Education Group, ADR (A)	47,662	1,698,197
Weight Watchers International, Inc. (A)	16,707	501,043
		12,738,028
Hotels, restaurants and leisure – 1.8%
Accor SA	27,733	1,197,350
Alsea SAB de CV (A)	77,500	165,507
Altus San Nicolas Corp. (A)(D)	4,667	464
Aristocrat Leisure, Ltd.	88,821	1,779,219
BBX Capital Corp.	9,099	37,761
BJ's Restaurants, Inc.	2,674	97,441
Bloomin' Brands, Inc.	11,714	211,321
Boyd Gaming Corp.	32,123	772,237
Brinker International, Inc. (C)	15,015	570,570
Caesars Entertainment Corp. (A)	160,185	1,843,729
Carnival Corp.	54,213	2,389,709
Carnival PLC	25,994	1,094,995
Carrols Restaurant Group, Inc. (A)	4,816	35,157
Century Casinos, Inc. (A)	4,315	33,139
Chipotle Mexican Grill, Inc. (A)	3,302	2,768,463
Churchill Downs, Inc.	14,136	1,742,403
Chuy's Holdings, Inc. (A)	2,269	57,565
Compass Group PLC	250,055	6,341,979
Cracker Barrel Old Country Store, Inc.	9,013	1,490,750
Crown Resorts, Ltd.	57,252	463,340
Darden Restaurants, Inc.	16,650	2,014,317
Dave & Buster's Entertainment, Inc. (C)	4,629	199,278
Del Frisco's Restaurant Group, Inc. (A)	4,762	37,953
Del Taco Restaurants, Inc. (A)	3,963	44,306
Denny's Corp. (A)	7,647	180,393
Dine Brands Global, Inc.	2,114	149,143
Domino's Pizza Enterprises, Ltd.	9,199	265,291
Domino's Pizza, Inc.	11,250	2,551,950
Drive Shack, Inc. (A)	8,617	40,586
Dunkin' Brands Group, Inc.	22,619	1,864,710
El Pollo Loco Holdings, Inc. (A)	2,948	30,099
Eldorado Resorts, Inc. (A)(C)	26,194	1,008,731
Everi Holdings, Inc. (A)	8,708	77,850
Fiesta Restaurant Group, Inc. (A)	3,232	27,924
Flight Centre Travel Group, Ltd.	8,572	268,827
Flutter Entertainment PLC	12,648	1,040,752
Galaxy Entertainment Group, Ltd.	345,000	2,159,175
Genting BHD	222,100	316,405
Genting Malaysia BHD	305,260	227,320
Genting Singapore, Ltd.	296,400	189,835
Golden Entertainment, Inc. (A)	2,544	36,074
GVC Holdings PLC	92,255	707,853
Hilton Worldwide Holdings, Inc.	39,408	3,640,117
Huazhu Group, Ltd., ADR	17,700	584,631
InterContinental Hotels Group PLC	27,056	1,693,436
International Speedway Corp., Class A	9,505	427,915
Jack in the Box, Inc.	10,330	881,356
Jollibee Foods Corp.	51,800	236,515
Kangwon Land, Inc.	16,389	382,531
Lindblad Expeditions Holdings, Inc. (A)	3,074	57,361
Marriott International, Inc., Class A	37,420	4,717,165
Marriott Vacations Worldwide Corp.	16,270	1,604,059

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Corp.	103,380	$22,533,739
McDonald's Holdings Company Japan, Ltd.	8,900	417,483
Melco Resorts & Entertainment, Ltd., ADR	33,100	688,480
Merlin Entertainments PLC (B)	112,458	618,768
MGM China Holdings, Ltd. (C)	152,200	227,299
MGM Resorts International	69,097	1,938,862
Minor International PCL	292,700	362,591
Minor International PCL, Foreign Quota Shares	68,130	84,398
Monarch Casino & Resort, Inc. (A)	1,552	68,878
Nathan's Famous, Inc.	437	29,104
Noodles & Company (A)	4,109	23,709
Norwegian Cruise Line Holdings, Ltd. (A)	29,163	1,480,022
Oriental Land Company, Ltd.	27,800	4,044,082
Papa John's International, Inc. (C)	9,001	447,890
Penn National Gaming, Inc. (A)	43,387	831,729
PlayAGS, Inc. (A)	3,505	34,139
RCI Hospitality Holdings, Inc.	1,409	25,080
Red Lion Hotels Corp. (A)	3,994	20,929
Red Robin Gourmet Burgers, Inc. (A)	1,747	58,507
Red Rock Resorts, Inc., Class A	8,991	187,462
Restaurant Brands International, Inc.	44,192	3,465,590
Royal Caribbean Cruises, Ltd.	23,276	2,427,221
Ruth's Hospitality Group, Inc.	3,735	72,646
Sands China, Ltd.	387,252	1,753,181
Scientific Games Corp. (A)(C)	22,472	415,283
SeaWorld Entertainment, Inc. (A)	6,408	185,896
Shake Shack, Inc., Class A (A)	3,594	356,381
Shangri-La Asia, Ltd.	198,500	207,237
Six Flags Entertainment Corp.	19,602	1,159,850
SJM Holdings, Ltd.	316,384	298,197
Sodexo SA	13,311	1,508,820
Speedway Motorsports, Inc.	1,586	31,324
Starbucks Corp.	163,988	15,834,681
Tabcorp Holdings, Ltd.	311,247	987,783
Target Hospitality Corp. (A)	4,372	26,669
Texas Roadhouse, Inc.	26,951	1,386,898
The Cheesecake Factory, Inc.	16,727	635,459
The Habit Restaurants, Inc., Class A (A)	3,022	26,473
The Stars Group, Inc. (A)(C)	41,134	625,012
The Wendy's Company	49,881	1,097,382
TUI AG	69,859	697,178
Twin River Worldwide Holdings, Inc. (C)	2,657	60,181
Whitbread PLC	20,983	1,118,884
Wingstop, Inc.	3,736	374,235
Wyndham Destinations, Inc.	25,619	1,135,946
Wyndham Hotels & Resorts, Inc.	26,629	1,368,198
Wynn Macau, Ltd.	249,750	497,714
Wynn Resorts, Ltd.	13,119	1,445,058
Yum China Holdings, Inc.	48,308	2,194,632
Yum! Brands, Inc.	41,427	4,837,845
		131,111,962
Household durables – 0.7%
Arcelik AS (A)	37,363	109,789
Barratt Developments PLC	160,235	1,236,957
Bassett Furniture Industries, Inc.	1,646	20,048
Beazer Homes USA, Inc. (A)	4,018	50,346
Casio Computer Company, Ltd. (C)	27,100	378,356
Cavco Industries, Inc. (A)	1,108	203,285
Century Communities, Inc. (A)	3,304	93,107
D.R. Horton, Inc.	52,000	2,572,440
Electrolux AB, B Shares	37,837	846,763
Ethan Allen Interiors, Inc.	3,166	54,455
Garmin, Ltd.	18,567	1,514,510
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
GoPro, Inc., Class A (A)(C)	15,559	$60,213
Green Brick Partners, Inc. (A)	3,521	32,358
Haier Electronics Group Company, Ltd.	169,200	440,553
Hamilton Beach Brands Holding Company, Class B	765	10,840
Helen of Troy, Ltd. (A)	10,034	1,540,319
Hooker Furniture Corp.	1,814	32,398
Husqvarna AB, B Shares	69,706	541,012
Iida Group Holdings Company, Ltd.	20,500	318,755
Installed Building Products, Inc. (A)	2,910	165,608
iRobot Corp. (A)	3,495	216,026
KB Home	33,799	949,414
La-Z-Boy, Inc.	5,715	182,137
Leggett & Platt, Inc.	20,101	747,556
Lennar Corp., A Shares	43,706	2,229,006
LG Electronics, Inc.	14,909	755,183
LGI Homes, Inc. (A)(C)	2,518	205,242
M/I Homes, Inc. (A)	3,298	119,190
MDC Holdings, Inc.	6,174	238,749
Meritage Homes Corp. (A)	4,535	296,317
Mohawk Industries, Inc. (A)	9,426	1,120,657
Newell Brands, Inc.	59,604	989,426
Nien Made Enterprise Company, Ltd.	24,300	212,556
Nikon Corp.	44,800	553,866
NVR, Inc. (A)	924	3,325,476
Panasonic Corp.	308,620	2,377,275
Persimmon PLC	50,277	1,167,412
PulteGroup, Inc.	39,041	1,319,586
Rinnai Corp.	4,600	288,408
SEB SA	3,421	531,994
Sekisui Chemical Company, Ltd.	51,700	743,778
Sekisui House, Ltd.	86,600	1,535,913
Sharp Corp. (C)	30,040	308,991
Skyline Champion Corp. (A)	6,476	181,328
Sonos, Inc. (A)	9,133	132,611
Sony Corp.	177,000	10,082,346
Tatung Company, Ltd. (A)	284,000	152,218
Taylor Morrison Home Corp. (A)	13,529	322,802
Taylor Wimpey PLC	519,192	924,047
Tempur Sealy International, Inc. (A)	12,584	970,478
The Berkeley Group Holdings PLC	19,275	920,573
The Lovesac Company (A)	855	14,706
Toll Brothers, Inc.	36,167	1,308,884
TopBuild Corp. (A)	4,302	398,451
TRI Pointe Group, Inc. (A)	56,793	795,102
Tupperware Brands Corp.	19,659	255,764
Universal Electronics, Inc. (A)	1,822	82,263
Whirlpool Corp.	9,699	1,349,034
William Lyon Homes, Class A (A)	4,058	71,705
Woongjin Coway Company, Ltd.	7,214	500,146
ZAGG, Inc. (A)	3,890	24,935
		49,123,663
Internet and direct marketing retail – 2.5%
1-800-Flowers.com, Inc., Class A (A)	3,215	47,325
Alibaba Group Holding, Ltd., ADR (A)	190,756	33,388,023
Amazon.com, Inc. (A)	58,047	103,108,306
B2W Cia Digital (A)	23,700	268,993
Baozun, Inc., ADR (A)(C)	5,300	242,528
Booking Holdings, Inc. (A)	6,076	11,947,907
CJ ENM Company, Ltd.	1,493	198,682
Ctrip.com International, Ltd., ADR (A)	54,800	1,774,424
Delivery Hero SE (A)(B)	12,311	623,953
Duluth Holdings, Inc., Class B (A)	1,512	13,895
eBay, Inc.	114,987	4,632,826
Expedia Group, Inc.	21,939	2,854,264

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Groupon, Inc. (A)	57,904	$143,602
GrubHub, Inc. (A)	26,466	1,570,492
HengTen Networks Group, Ltd. (A)(C)	3,009,300	47,955
JD.com, Inc., ADR (A)	98,600	3,007,300
Liquidity Services, Inc. (A)	3,995	30,242
Meituan Dianping, Class B (A)	134,000	1,268,054
Mercari, Inc. (A)	10,300	240,454
Naspers, Ltd., N Shares	62,439	14,208,972
Ocado Group PLC (A)	71,703	1,131,627
Overstock.com, Inc. (A)(C)	3,662	57,603
PetMed Express, Inc. (C)	2,695	42,581
Pinduoduo, Inc., ADR (A)	25,600	838,912
Quotient Technology, Inc. (A)	10,181	74,729
Rakuten, Inc.	119,742	1,126,689
Shutterfly, Inc. (A)	4,393	223,516
Shutterstock, Inc. (A)	2,466	86,581
Stamps.com, Inc. (A)	2,171	139,726
Stitch Fix, Inc., Class A (A)(C)	5,361	102,181
The Rubicon Project, Inc. (A)	6,467	66,157
Vipshop Holdings, Ltd., ADR (A)	58,700	491,319
Waitr Holdings, Inc. (A)	6,983	12,081
Zalando SE (A)(B)	13,816	685,444
ZOZO, Inc.	28,200	561,690
		185,259,033
Leisure products – 0.1%
Acushnet Holdings Corp.	4,485	116,475
American Outdoor Brands Corp. (A)	7,052	42,383
Bandai Namco Holdings, Inc.	27,800	1,633,461
Brunswick Corp.	23,831	1,110,525
Callaway Golf Company	11,897	211,291
Clarus Corp.	3,329	36,652
Giant Manufacturing Company, Ltd.	45,661	317,931
Hasbro, Inc.	17,729	1,958,523
HLB, Inc. (A)	4,665	163,217
Johnson Outdoors, Inc., Class A	662	37,072
Malibu Boats, Inc., Class A (A)	2,699	75,086
MasterCraft Boat Holdings, Inc. (A)	2,523	38,223
Mattel, Inc. (A)(C)	94,539	926,482
Polaris, Inc.	15,711	1,288,616
Sankyo Company, Ltd.	5,884	203,555
Sega Sammy Holdings, Inc.	23,800	326,146
Shimano, Inc.	10,300	1,479,398
Sturm Ruger & Company, Inc.	2,126	87,187
Vista Outdoor, Inc. (A)	7,738	43,255
Yamaha Corp.	20,000	861,194
YETI Holdings, Inc. (A)(C)	3,962	111,927
		11,068,599
Multiline retail – 0.3%
Big Lots, Inc.	5,083	115,638
Canadian Tire Corp., Ltd., Class A	11,227	1,134,000
Dillard's, Inc., Class A	6,231	364,638
Dollar General Corp.	9,597	1,497,996
Dollar Tree, Inc. (A)	8,826	896,104
Dollarama, Inc.	55,127	2,109,599
El Puerto de Liverpool SAB de CV, Series C1	27,075	140,444
Harvey Norman Holdings, Ltd.	81,856	241,368
Hyundai Department Store Company, Ltd.	1,964	126,667
Isetan Mitsukoshi Holdings, Ltd.	45,940	347,721
J Front Retailing Company, Ltd. (C)	31,600	357,295
J.C. Penney Company, Inc. (A)(C)	43,126	32,090
Kohl's Corp.	6,020	284,505
Lojas Renner SA	103,125	1,258,867
Lotte Shopping Company, Ltd.	1,573	177,027
Macy's, Inc.	11,475	169,371
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Magazine Luiza SA	79,600	$697,581
Marks & Spencer Group PLC	306,161	718,799
Marui Group Company, Ltd.	26,000	517,136
Next PLC	21,652	1,567,365
Nordstrom, Inc. (C)	3,907	113,186
Ollie's Bargain Outlet Holdings, Inc. (A)	14,248	790,052
Pan Pacific International Holdings Corp.	61,200	957,411
Robinson PCL	4,300	9,019
Robinson PCL, Foreign Quota Shares	62,700	131,506
Ryohin Keikaku Company, Ltd. (C)	33,000	568,180
SACI Falabella	43,450	243,864
Shinsegae, Inc.	1,039	198,644
Target Corp.	19,034	2,037,399
Wesfarmers, Ltd.	174,934	4,607,146
Woolworths Holdings, Ltd.	139,382	507,109
		22,917,727
Specialty retail – 1.7%
Aaron's, Inc.	27,081	1,736,163
ABC-Mart, Inc. (C)	4,367	278,929
Abercrombie & Fitch Company, Class A	8,544	124,913
Advance Auto Parts, Inc.	10,792	1,488,756
American Eagle Outfitters, Inc.	65,346	1,099,120
America's Car-Mart, Inc. (A)	799	68,538
Asbury Automotive Group, Inc. (A)	2,429	229,055
At Home Group, Inc. (A)	6,230	41,990
AutoNation, Inc. (A)	15,653	742,891
AutoZone, Inc. (A)	3,690	4,065,236
Bed Bath & Beyond, Inc. (C)	52,202	504,793
Best Buy Company, Inc.	34,951	2,224,631
Boot Barn Holdings, Inc. (A)	3,595	123,129
Caleres, Inc.	5,309	106,976
Camping World Holdings, Inc., Class A (C)	4,397	33,417
CarMax, Inc. (A)	25,002	2,082,167
Chico's FAS, Inc.	15,387	48,007
Citi Trends, Inc.	1,742	29,283
Conn's, Inc. (A)(C)	2,605	52,517
Designer Brands, Inc., Class A	8,318	137,164
Dick's Sporting Goods, Inc.	18,479	629,025
Dufry AG (A)	6,512	529,477
Express, Inc. (A)	9,204	19,512
Fast Retailing Company, Ltd.	8,100	4,738,588
Five Below, Inc. (A)	15,316	1,881,877
Foot Locker, Inc.	31,323	1,133,579
GameStop Corp., Class A (C)	13,198	52,396
Genesco, Inc. (A)	2,265	80,815
GOME Retail Holdings, Ltd. (A)(C)	1,251,541	113,133
Group 1 Automotive, Inc.	2,240	167,373
Guess?, Inc.	7,336	132,562
Haverty Furniture Companies, Inc.	2,499	47,856
Hennes & Mauritz AB, B Shares	134,518	2,577,825
Hibbett Sports, Inc. (A)	2,417	39,977
Hikari Tsushin, Inc.	2,900	679,016
Home Product Center PCL	10,100	5,934
Home Product Center PCL, Foreign Quota Shares	752,073	441,897
Hotai Motor Company, Ltd.	46,000	647,968
Hotel Shilla Company, Ltd.	4,400	286,823
Hudson, Ltd., Class A (A)	5,130	55,661
Industria de Diseno Textil SA	181,079	5,603,281
Kingfisher PLC	333,194	788,893
L Brands, Inc.	34,506	569,694
Lithia Motors, Inc., Class A	2,803	367,389
Lowe's Companies, Inc.	117,781	13,215,028
Lumber Liquidators Holdings, Inc. (A)(C)	3,887	36,577

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
MarineMax, Inc. (A)	2,942	$42,541
Monro, Inc.	4,143	321,994
Mr. Price Group, Ltd.	36,178	409,153
Murphy USA, Inc. (A)	12,027	1,075,214
National Vision Holdings, Inc. (A)	8,799	249,540
Nitori Holdings Company, Ltd.	11,100	1,600,336
Office Depot, Inc.	69,641	90,533
O'Reilly Automotive, Inc. (A)	11,776	4,519,158
Party City Holdco, Inc. (A)(C)	6,958	32,703
Petrobras Distribuidora SA	90,900	632,195
Rent-A-Center, Inc. (A)	6,157	157,188
RH (A)	2,326	333,200
Ross Stores, Inc.	55,277	5,859,915
Sally Beauty Holdings, Inc. (A)	48,267	590,305
Shimamura Company, Ltd.	3,000	234,211
Shoe Carnival, Inc. (C)	1,353	41,591
Signet Jewelers, Ltd.	20,955	256,489
Sleep Number Corp. (A)	3,810	159,410
Sonic Automotive, Inc., Class A	3,154	84,874
Sportsman's Warehouse Holdings, Inc. (A)	5,997	25,307
Tailored Brands, Inc. (C)	6,800	36,856
The Buckle, Inc.	3,787	74,225
The Cato Corp., Class A	3,055	52,332
The Children's Place, Inc. (C)	1,957	170,748
The Foschini Group, Ltd.	33,012	327,436
The Gap, Inc.	31,842	502,785
The Home Depot, Inc.	165,526	37,725,031
The Michaels Companies, Inc. (A)	35,840	203,213
The TJX Companies, Inc.	182,432	10,028,287
Tiffany & Company	16,255	1,379,562
Tile Shop Holdings, Inc.	5,737	15,433
Tilly's, Inc., Class A	3,048	32,644
Tractor Supply Company	18,149	1,849,020
Truworths International, Ltd.	61,578	214,222
Ulta Beauty, Inc. (A)	8,355	1,986,234
Urban Outfitters, Inc. (A)	18,763	439,242
USS Company, Ltd.	29,900	564,870
Williams-Sonoma, Inc.	21,569	1,419,240
Winmark Corp.	301	48,913
Yamada Denki Company, Ltd.	83,700	393,723
Zhongsheng Group Holdings, Ltd.	75,600	235,646
Zumiez, Inc. (A)	2,624	68,172
		124,543,522
Textiles, apparel and luxury goods – 1.2%
adidas AG	19,915	5,901,048
ANTA Sports Products, Ltd.	144,000	1,194,485
Burberry Group PLC	64,953	1,719,059
Capri Holdings, Ltd. (A)	23,112	609,695
Carter's, Inc.	12,372	1,131,791
CCC SA	4,875	150,937
Cie Financiere Richemont SA	79,627	6,187,144
Crocs, Inc. (A)	8,212	183,128
Culp, Inc.	1,659	23,292
Deckers Outdoor Corp. (A)	11,677	1,721,774
Delta Apparel, Inc. (A)	911	20,443
Eclat Textile Company, Ltd.	28,957	353,361
EssilorLuxottica SA	42,725	6,308,288
Feng TAY Enterprise Company, Ltd.	49,997	325,562
Fila Korea, Ltd.	6,810	321,877
Formosa Taffeta Company, Ltd.	122,000	132,203
Fossil Group, Inc. (A)(C)	6,118	78,310
G-III Apparel Group, Ltd. (A)	5,797	118,896
Gildan Activewear, Inc.	38,780	1,421,700
Hanesbrands, Inc.	55,350	756,081
Hermes International	4,794	3,273,775
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
HUGO BOSS AG	6,944	$387,737
Kering SA	11,504	5,574,247
Kontoor Brands, Inc. (A)	5,595	191,573
Li Ning Company, Ltd.	265,500	783,034
LPP SA	218	406,680
LVMH Moet Hennessy Louis Vuitton SE	42,163	16,814,010
Moncler SpA	16,636	625,929
Movado Group, Inc.	2,083	44,826
NIKE, Inc., Class B	192,434	16,260,673
Oxford Industries, Inc.	2,105	146,887
Pandora A/S	16,064	683,417
Pou Chen Corp.	334,971	417,799
Puma SE	9,129	694,381
PVH Corp.	11,471	869,502
Ralph Lauren Corp.	7,992	706,013
Rocky Brands, Inc.	997	29,053
Ruentex Industries, Ltd. (A)	53,079	117,711
Shenzhou International Group Holdings, Ltd.	100,800	1,367,585
Skechers U.S.A., Inc., Class A (A)	36,779	1,164,423
Steven Madden, Ltd.	10,806	358,975
Superior Group of Companies, Inc.	1,250	17,725
Tapestry, Inc.	44,427	917,418
The Swatch Group AG	8,932	456,851
The Swatch Group AG, Bearer Shares	4,408	1,197,804
Under Armour, Inc., Class A (A)	28,789	535,763
Under Armour, Inc., Class C (A)	29,747	503,319
Unifi, Inc. (A)	1,986	38,211
Vera Bradley, Inc. (A)	2,854	30,224
VF Corp.	49,868	4,086,683
Wolverine World Wide, Inc.	11,100	288,045
Yue Yuen Industrial Holdings, Ltd.	115,000	293,959
		87,943,306
		742,031,427
Consumer staples – 8.3%
Beverages – 2.0%
Ambev SA	618,505	2,796,043
Anadolu Efes Biracilik Ve Malt Sanayii AS	38,007	167,055
Anheuser-Busch InBev SA	210,721	19,917,208
Arca Continental SAB de CV	63,042	329,750
Asahi Group Holdings, Ltd.	50,561	2,357,184
Brown-Forman Corp., Class B	22,866	1,348,865
Carlsberg A/S, Class B	16,395	2,421,667
China Resources Beer Holdings Company, Ltd.	195,699	1,107,748
Cia Cervecerias Unidas SA	8,359	94,873
Coca-Cola Amatil, Ltd.	77,581	567,581
Coca-Cola Bottlers Japan Holdings, Inc.	17,100	371,403
Coca-Cola Consolidated, Inc.	599	201,629
Coca-Cola European Partners PLC	595	33,441
Coca-Cola European Partners PLC (New York Stock Exchange)	63,341	3,568,632
Coca-Cola Femsa SAB de CV	75,458	447,594
Coca-Cola HBC AG (A)	31,600	1,051,397
Constellation Brands, Inc., Class A	22,985	4,696,985
Craft Brew Alliance, Inc. (A)	1,775	17,839
Davide Campari-Milano SpA	53,022	498,145
Diageo PLC	381,699	16,341,952
Fomento Economico Mexicano SAB de CV	279,686	2,558,154
Fraser & Neave Holdings BHD	14,600	122,468
Heineken Holding NV	31,066	3,074,496
Heineken NV	69,888	7,435,926
Kirin Holdings Company, Ltd.	114,527	2,260,266
MGP Ingredients, Inc. (C)	1,667	80,299

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Molson Coors Brewing Company, Class B	25,813	$1,325,756
Monster Beverage Corp. (A)	53,799	3,156,387
National Beverage Corp. (C)	1,542	63,068
New Age Beverages Corp. (A)(C)	9,481	28,822
PepsiCo, Inc.	192,696	26,347,324
Pernod Ricard SA	32,150	6,137,753
Primo Water Corp. (A)(C)	4,706	57,554
Remy Cointreau SA	3,369	508,872
Suntory Beverage & Food, Ltd.	19,300	831,645
The Boston Beer Company, Inc., Class A (A)	3,446	1,510,795
The Coca-Cola Company	527,784	29,049,231
Treasury Wine Estates, Ltd.	111,081	1,399,888
Tsingtao Brewery Company, Ltd., H Shares	51,700	348,418
		144,634,113
Food and staples retailing – 1.5%
Aeon Company, Ltd. (C)	90,800	1,609,404
Alimentation Couche-Tard, Inc., Class B	80,394	5,060,100
Atacadao SA	51,500	277,336
Berli Jucker PCL	4,200	7,432
Berli Jucker PCL, Foreign Quota Shares	156,500	276,933
BGF retail Company, Ltd.	1,075	180,857
Bid Corp., Ltd.	47,420	1,014,547
BIM Birlesik Magazalar AS	78,040	629,650
BJ's Wholesale Club Holdings, Inc. (A)	14,425	378,801
Carrefour SA	89,351	1,522,773
Casey's General Stores, Inc.	10,025	1,682,696
Casino Guichard Perrachon SA (C)	8,291	349,156
Cencosud SA	84,889	127,051
Clicks Group, Ltd.	36,713	481,848
Coles Group, Ltd.	174,255	1,624,206
Colruyt SA	15,732	805,553
Costco Wholesale Corp.	61,039	17,991,856
CP ALL PCL, Foreign Quota Shares	752,500	2,063,095
Dairy Farm International Holdings, Ltd.	52,800	377,650
Dino Polska SA (A)(B)	8,234	318,109
E-MART, Inc.	2,919	279,982
Empire Company, Ltd., Class A	32,616	899,794
FamilyMart UNY Holdings Company, Ltd. (C)	35,200	810,430
George Weston, Ltd.	14,791	1,201,699
GS Retail Company, Ltd.	3,676	117,629
HF Foods Group, Inc. (A)	1,081	20,950
ICA Gruppen AB	15,003	736,223
Ingles Markets, Inc., Class A	1,952	75,894
J Sainsbury PLC	278,213	665,710
Jeronimo Martins SGPS SA	39,430	650,680
Koninklijke Ahold Delhaize NV	318,534	7,461,783
Lawson, Inc. (C)	6,700	332,530
Loblaw Companies, Ltd.	34,823	1,905,928
METRO AG (C)	19,453	301,199
Metro, Inc.	48,088	2,040,327
Performance Food Group Company (A)	13,055	610,843
Pick n Pay Stores, Ltd.	49,911	190,176
President Chain Store Corp.	86,274	802,125
PriceSmart, Inc.	2,924	176,697
Raia Drogasil SA	30,186	670,930
Rite Aid Corp. (A)(C)	7,138	46,111
Seven & i Holdings Company, Ltd.	104,846	3,708,023
Shoprite Holdings, Ltd.	66,873	498,532
SpartanNash Company	4,778	51,459
Sprouts Farmers Market, Inc. (A)	32,280	579,426
Sun Art Retail Group, Ltd.	316,300	307,221
Sundrug Company, Ltd.	9,800	304,637
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Sysco Corp.	65,629	$4,878,204
Tesco PLC	1,545,720	4,131,559
The Andersons, Inc.	4,063	93,124
The Chefs' Warehouse, Inc. (A)	3,104	119,752
The Kroger Company	111,961	2,651,236
The SPAR Group, Ltd.	26,559	304,318
Tsuruha Holdings, Inc.	5,100	556,021
United Natural Foods, Inc. (A)	6,696	53,836
Village Super Market, Inc., Class A	1,252	31,262
Walgreens Boots Alliance, Inc.	107,863	5,521,507
Wal-Mart de Mexico SAB de CV	751,700	2,132,658
Walmart, Inc.	194,144	22,182,893
Weis Markets, Inc.	1,278	48,858
Welcia Holdings Company, Ltd. (C)	6,500	339,272
Wm Morrison Supermarkets PLC	368,323	821,551
Woolworths Group, Ltd.	194,128	4,938,389
		111,030,431
Food products – 2.0%
a2 Milk Company, Ltd. (A)	65,265	593,224
Ajinomoto Company, Inc.	60,900	1,109,698
Alico, Inc.	692	20,656
Archer-Daniels-Midland Company	77,001	2,929,888
Associated British Foods PLC	56,174	1,554,131
B&G Foods, Inc. (C)	8,234	139,402
Barry Callebaut AG	329	674,531
BRF SA (A)	74,310	684,420
Calavo Growers, Inc.	2,076	184,037
Calbee, Inc.	11,000	335,239
Cal-Maine Foods, Inc.	4,036	163,619
Campbell Soup Company	26,494	1,192,230
Charoen Pokphand Foods PCL	24,800	23,879
Charoen Pokphand Foods PCL, Foreign Quota Shares	492,000	473,735
Charoen Pokphand Indonesia Tbk PT	563,103	199,128
China Agri-Industries Holdings, Ltd.	324,400	91,278
China Huishan Dairy Holdings Company, Ltd. (A)(D)	280,500	4,114
China Mengniu Dairy Company, Ltd. (A)	368,353	1,457,184
Chocoladefabriken Lindt & Spruengli AG	15	1,234,199
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	164	1,215,509
CJ CheilJedang Corp.	1,158	218,863
Conagra Brands, Inc.	66,795	1,894,306
Dali Foods Group Company, Ltd. (B)	268,300	178,408
Danone SA	93,468	8,373,731
Darling Ingredients, Inc. (A)	20,889	388,535
Farmer Brothers Company (A)	1,634	19,837
Flowers Foods, Inc.	50,353	1,148,048
Fresh Del Monte Produce, Inc.	3,967	103,301
Freshpet, Inc. (A)	3,988	195,731
General Mills, Inc.	82,310	4,428,278
Genting Plantations BHD	20,800	49,466
Golden Agri-Resources, Ltd.	318,140	60,648
Gruma SAB de CV, Class B	30,188	281,116
Grupo Bimbo SAB de CV, Series A	235,100	410,456
Hormel Foods Corp.	37,426	1,594,722
Hostess Brands, Inc. (A)	12,680	177,774
Indofood CBP Sukses Makmur Tbk PT	170,600	144,641
Indofood Sukses Makmur Tbk PT	329,917	183,981
Ingredion, Inc.	18,251	1,410,255
IOI Corp. BHD	186,600	195,387
J&J Snack Foods Corp.	1,911	368,938
JBS SA	143,281	1,025,561
John B. Sanfilippo & Son, Inc.	1,116	103,342
Kellogg Company	34,168	2,145,750

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Kerry Group PLC (London Stock Exchange), Class A	2,564	$305,424
Kerry Group PLC, Class A	22,944	2,730,834
Kikkoman Corp.	20,200	907,930
Kuala Lumpur Kepong BHD	41,600	237,097
Lamb Weston Holdings, Inc.	20,107	1,415,332
Lancaster Colony Corp.	7,737	1,128,828
Landec Corp. (A)	3,611	39,685
Limoneira Company	2,202	39,988
M Dias Branco SA	12,902	112,787
McCormick & Company, Inc.	16,833	2,741,591
MEIJI Holdings Company, Ltd.	15,900	1,103,831
Mondelez International, Inc., Class A	198,005	10,933,836
Mowi ASA (C)	71,926	1,720,520
Nestle Malaysia BHD	7,000	245,371
Nestle SA	467,044	52,483,786
NH Foods, Ltd.	11,800	452,906
Nisshin Seifun Group, Inc.	27,400	515,008
Nissin Foods Holdings Company, Ltd.	8,717	604,163
Orion Corp.	3,308	246,443
Orkla ASA	124,752	1,142,969
Ottogi Corp.	170	80,241
Post Holdings, Inc. (A)	18,259	1,820,240
PPB Group BHD	57,020	252,747
QL Resources BHD	62,700	103,335
Sanderson Farms, Inc.	7,858	1,175,714
Saputo, Inc.	43,976	1,321,856
Seneca Foods Corp., Class A (A)	1,017	27,947
Sime Darby Plantation BHD	207,300	244,966
Standard Foods Corp.	58,402	115,572
Thai Union Group PCL	6,200	3,520
Thai Union Group PCL, Foreign Quota Shares	417,900	237,259
The Hain Celestial Group, Inc. (A)	24,514	466,992
The Hershey Company	19,148	3,034,575
The J.M. Smucker Company	15,636	1,644,282
The Kraft Heinz Company	85,525	2,182,598
The Simply Good Foods Company (A)	9,057	268,359
Tiger Brands, Ltd.	22,631	312,084
Tingyi Cayman Islands Holding Corp.	263,100	361,757
Tootsie Roll Industries, Inc. (C)	7,172	263,069
Toyo Suisan Kaisha, Ltd.	12,200	496,379
TreeHouse Foods, Inc. (A)	15,366	778,288
Tyson Foods, Inc., Class A	40,524	3,770,353
Uni-President China Holdings, Ltd.	170,900	189,490
Uni-President Enterprises Corp.	729,805	1,779,664
Universal Robina Corp.	106,290	353,075
Vitasoy International Holdings, Ltd.	118,000	548,413
Want Want China Holdings, Ltd.	663,912	516,034
WH Group, Ltd. (B)	1,522,270	1,219,891
Wilmar International, Ltd.	95,600	262,046
Yakult Honsha Company, Ltd.	16,600	955,355
Yamazaki Baking Company, Ltd.	16,700	290,001
Yihai International Holding, Ltd. (A)	63,500	379,723
		143,945,330
Household products – 1.2%
Central Garden & Pet Company (A)	1,573	41,559
Central Garden & Pet Company, Class A (A)	5,164	124,246
Church & Dwight Company, Inc.	37,338	2,978,826
Colgate-Palmolive Company	130,190	9,653,589
Energizer Holdings, Inc. (C)	17,401	669,939
Essity AB, B Shares	101,361	3,166,344
Henkel AG & Company KGaA	11,412	1,056,373
Kimberly-Clark Corp.	52,135	7,356,770
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Kimberly-Clark de Mexico SAB de CV, Class A (A)	216,735	$444,468
Lion Corp.	30,900	599,915
Oil-Dri Corp. of America	738	22,701
Pigeon Corp.	16,000	580,051
Reckitt Benckiser Group PLC	111,642	8,724,919
The Clorox Company	19,315	3,054,860
The Procter & Gamble Company	380,378	45,732,847
Unicharm Corp.	55,988	1,718,729
Unilever Indonesia Tbk PT	113,445	390,343
WD-40 Company	1,747	318,478
		86,634,957
Personal products – 0.9%
Amorepacific Corp.	4,479	481,746
AMOREPACIFIC Group	4,068	198,410
Beiersdorf AG	10,992	1,385,537
Coty, Inc., Class A	45,580	435,289
Edgewell Personal Care Company (A)	21,716	604,573
elf Beauty, Inc. (A)	3,496	57,055
Hengan International Group Company, Ltd.	94,600	622,552
Inter Parfums, Inc.	2,265	145,617
Kao Corp.	68,000	4,906,798
Kobayashi Pharmaceutical Company, Ltd.	6,800	508,844
Kose Corp.	4,600	791,060
LG Household & Health Care, Ltd.	1,307	1,275,119
Lifevantage Corp. (A)	2,090	25,414
L'Oreal SA	38,232	10,439,476
Medifast, Inc.	1,444	144,342
Natura Cosmeticos SA	25,240	402,158
Nu Skin Enterprises, Inc., Class A	15,185	616,815
Pola Orbis Holdings, Inc.	12,700	301,408
Shiseido Company, Ltd.	55,700	4,551,765
The Estee Lauder Companies, Inc., Class A	33,252	6,583,563
Unilever NV	392,235	24,337,486
Unilever PLC	175,080	11,061,237
USANA Health Sciences, Inc. (A)	1,742	118,404
		69,994,668
Tobacco – 0.7%
22nd Century Group, Inc. (A)(C)	16,171	31,695
Altria Group, Inc.	257,179	11,249,009
British American Tobacco Malaysia BHD	14,798	69,339
British American Tobacco PLC	362,343	12,710,381
Gudang Garam Tbk PT	36,382	178,030
Hanjaya Mandala Sampoerna Tbk PT	706,600	133,756
Imperial Brands PLC	151,207	3,918,231
Japan Tobacco, Inc.	167,300	3,531,668
KT&G Corp.	16,258	1,369,087
Philip Morris International, Inc.	213,863	15,417,384
Swedish Match AB	29,449	1,155,449
Turning Point Brands, Inc.	1,100	39,435
Universal Corp.	3,151	157,739
Vector Group, Ltd. (C)	13,964	163,100
		50,124,303
		606,363,802
Energy – 4.9%
Energy equipment and services – 0.3%
Apergy Corp. (A)	21,181	550,282
Archrock, Inc.	16,605	161,235
Baker Hughes, a GE Company	81,114	1,759,363
C&J Energy Services, Inc. (A)	8,581	82,034
Cactus, Inc., Class A (A)	5,987	152,489
China Oilfield Services, Ltd., H Shares	211,700	261,295
Core Laboratories NV (C)	12,138	480,543

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Dialog Group BHD	363,612	$300,508
Diamond Offshore Drilling, Inc. (A)(C)	8,480	55,035
DMC Global, Inc.	1,845	80,128
Dril-Quip, Inc. (A)	4,609	211,323
Era Group, Inc. (A)	2,965	28,108
Exterran Corp. (A)	4,153	43,814
Forum Energy Technologies, Inc. (A)	11,167	15,745
Frank's International NV (A)	14,025	61,009
FTS International, Inc. (A)	4,696	11,787
Geospace Technologies Corp. (A)	1,877	22,974
Halliburton Company	137,678	2,593,854
Helix Energy Solutions Group, Inc. (A)	18,288	132,405
Helmerich & Payne, Inc.	17,409	654,404
John Wood Group PLC	107,550	495,449
Keane Group, Inc. (A)	7,139	37,837
KLX Energy Services Holdings, Inc. (A)	2,772	27,803
Liberty Oilfield Services, Inc., Class A (C)	5,837	62,864
Matrix Service Company (A)	3,509	69,724
McDermott International, Inc. (A)(C)	73,069	344,886
Nabors Industries, Ltd.	45,561	76,542
National Energy Services Reunited Corp. (A)	3,154	24,160
National Oilwell Varco, Inc.	60,793	1,242,001
Natural Gas Services Group, Inc. (A)	1,903	20,514
Newpark Resources, Inc. (A)	11,519	76,141
Nine Energy Service, Inc. (A)	2,134	11,694
Noble Corp. PLC (A)	32,937	52,699
Oceaneering International, Inc. (A)	39,757	515,251
Oil States International, Inc. (A)	7,734	106,652
Pacific Drilling SA (A)	4,012	24,393
Parker Drilling Company (A)	1,348	23,051
Patterson-UTI Energy, Inc.	57,071	493,664
ProPetro Holding Corp. (A)	10,153	108,129
RigNet, Inc. (A)	2,223	17,428
RPC, Inc. (C)	7,624	40,483
Schlumberger, Ltd.	218,198	7,076,161
SEACOR Holdings, Inc. (A)	2,245	105,448
SEACOR Marine Holdings, Inc. (A)	2,200	28,666
Seadrill, Ltd. (A)(C)	8,054	18,927
Select Energy Services, Inc., Class A (A)	7,632	62,277
Solaris Oilfield Infrastructure, Inc., Class A	3,984	54,780
Superior Energy Services, Inc. (A)	22,119	7,405
TechnipFMC PLC	66,348	1,648,084
Tenaris SA	43,456	472,567
TETRA Technologies, Inc. (A)	17,770	29,498
Tidewater, Inc. (A)	4,947	77,965
Transocean, Ltd. (A)	138,955	632,245
U.S. Silica Holdings, Inc. (C)	9,550	97,124
Valaris PLC (C)	53,884	251,099
WorleyParsons, Ltd.	49,873	411,662
		22,503,608
Oil, gas and consumable fuels – 4.6%
Abraxas Petroleum Corp. (A)	24,008	12,530
Adaro Energy Tbk PT	1,089,345	86,140
Aker BP ASA	17,638	465,930
Altus Midstream Company, Class A (A)	7,125	16,459
Apache Corp.	59,219	1,277,354
Arch Coal, Inc., Class A (C)	2,134	163,379
Ardmore Shipping Corp. (A)	4,880	30,451
Banpu PCL	4,600	1,904
Banpu PCL, Foreign Quota Shares	562,500	232,887
Berry Petroleum Corp.	8,329	66,549
Bonanza Creek Energy, Inc. (A)	2,535	57,190
BP PLC	3,197,481	19,473,470
Brigham Minerals, Inc., Class A	2,183	43,638
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Bukit Asam Tbk PT	217,400	$37,776
Cabot Oil & Gas Corp.	66,681	1,141,579
California Resources Corp. (A)(C)	6,272	61,403
Callon Petroleum Company (A)	91,904	377,725
Caltex Australia, Ltd.	38,178	615,501
Cameco Corp.	73,989	649,085
Canadian Natural Resources, Ltd.	220,364	5,264,968
Carrizo Oil & Gas, Inc. (A)	11,551	95,758
Cenovus Energy, Inc.	192,449	1,679,629
Chaparral Energy, Inc., Class A (A)	4,508	5,996
Chesapeake Energy Corp. (A)(C)	286,161	412,072
Chevron Corp.	300,081	35,325,535
China Coal Energy Company, Ltd., H Shares	244,900	97,027
China Petroleum & Chemical Corp., H Shares	3,420,139	1,995,087
China Shenhua Energy Company, Ltd., H Shares	452,900	888,744
Cimarex Energy Company	15,978	683,539
Clean Energy Fuels Corp. (A)	17,991	35,802
CNOOC, Ltd.	2,390,116	3,540,756
CNX Resources Corp. (A)	78,349	624,442
Concho Resources, Inc.	31,599	2,311,467
ConocoPhillips	178,036	9,289,918
CONSOL Energy, Inc. (A)	3,546	59,431
Contura Energy, Inc. (A)	2,428	69,926
Cosan SA	20,894	252,232
CVR Energy, Inc.	3,769	149,931
Delek US Holdings, Inc.	9,768	319,902
Denbury Resources, Inc. (A)(C)	60,298	65,122
Devon Energy Corp.	65,407	1,438,300
DHT Holdings, Inc.	11,364	63,866
Diamond S Shipping, Inc. (A)	2,953	32,188
Diamondback Energy, Inc.	24,384	2,391,583
Dorian LPG, Ltd. (A)	3,819	39,679
Ecopetrol SA	522,256	415,663
Empresas COPEC SA	22,615	203,742
Enbridge, Inc.	369,698	12,364,918
Encana Corp. (C)	277,889	1,231,444
Energy Fuels, Inc. (A)(C)	12,869	23,550
Eni SpA	236,492	3,569,485
EOG Resources, Inc.	91,418	6,782,301
EQT Corp.	69,939	711,280
Equinor ASA	164,701	2,808,661
Equitrans Midstream Corp.	55,838	753,255
Evolution Petroleum Corp.	4,523	26,776
Extraction Oil & Gas, Inc. (A)(C)	13,398	53,994
Exxaro Resources, Ltd.	35,284	316,445
Exxon Mobil Corp.	666,524	45,643,564
Falcon Minerals Corp.	5,367	31,451
Formosa Petrochemical Corp.	184,900	571,758
Galp Energia SGPS SA	77,815	1,118,334
GasLog, Ltd.	5,234	64,378
Golar LNG, Ltd.	12,115	141,867
Green Plains, Inc.	5,193	42,635
Grupa Lotos SA	15,440	333,429
GS Holdings Corp.	6,982	277,050
Gulfport Energy Corp. (A)	20,883	50,119
Hess Corp.	40,153	2,527,631
HighPoint Resources Corp. (A)	15,912	18,617
HollyFrontier Corp.	24,749	1,097,866
Husky Energy, Inc.	68,822	459,537
Idemitsu Kosan Company, Ltd.	27,428	735,462
Imperial Oil, Ltd.	51,712	1,268,913

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Inner Mongolia Yitai Coal Company, Ltd., Class B	127,800	$113,749
Inpex Corp.	141,900	1,224,930
Inter Pipeline, Ltd. (C)	75,811	1,382,523
International Seaways, Inc. (A)	3,325	57,257
IRPC PCL	52,800	6,811
IRPC PCL, Foreign Quota Shares	1,398,000	180,349
Jagged Peak Energy, Inc. (A)	8,780	60,582
JXTG Holdings, Inc.	448,450	1,850,046
Keyera Corp.	39,629	956,347
Kinder Morgan, Inc.	306,683	6,216,464
Koninklijke Vopak NV	18,623	888,345
Laredo Petroleum, Inc. (A)	23,660	58,677
Lundin Petroleum AB	31,122	948,925
Magnolia Oil & Gas Corp., Class A (A)(C)	13,141	134,170
Marathon Oil Corp.	128,847	1,525,548
Marathon Petroleum Corp.	104,382	5,136,638
Matador Resources Company (A)	42,698	668,224
MOL Hungarian Oil & Gas PLC	62,862	614,741
Murphy Oil Corp.	44,673	814,389
NACCO Industries, Inc., Class A	531	26,433
Neste OYJ	15,764	497,247
Noble Energy, Inc.	75,336	1,701,087
Nordic American Tankers, Ltd. (C)	19,215	34,203
Northern Oil and Gas, Inc. (A)(C)	36,568	67,285
Oasis Petroleum, Inc. (A)	115,125	359,190
Occidental Petroleum Corp.	141,043	6,132,550
Oil Search, Ltd.	209,746	935,186
OMV AG	25,245	1,289,292
ONEOK, Inc.	65,021	4,634,697
Origin Energy, Ltd.	271,041	1,390,129
Panhandle Oil and Gas, Inc., Class A	2,217	25,340
Par Pacific Holdings, Inc. (A)(C)	4,416	96,004
PBF Energy, Inc., Class A	32,802	777,407
PDC Energy, Inc. (A)	8,537	271,903
Peabody Energy Corp.	9,047	166,736
Pembina Pipeline Corp.	94,233	3,449,689
Penn Virginia Corp. (A)	1,798	51,243
PetroChina Company, Ltd., H Shares	2,833,239	1,394,556
Petroleo Brasileiro SA	389,109	2,656,390
Petronas Dagangan BHD	22,100	120,168
Phillips 66	65,797	6,489,558
Pioneer Natural Resources Company	26,532	3,274,579
Polski Koncern Naftowy ORLEN SA	50,514	1,149,290
Polskie Gornictwo Naftowe i Gazownictwo SA	289,000	344,302
PrairieSky Royalty, Ltd. (C)	39,294	497,889
PTT Exploration & Production PCL	2,600	10,545
PTT Exploration & Production PCL, Foreign Quota Shares	177,800	721,122
PTT PCL	10,700	15,441
PTT PCL, Foreign Quota Shares	1,480,800	2,136,869
QEP Resources, Inc.	96,073	342,020
Range Resources Corp.	57,059	203,130
Renewable Energy Group, Inc. (A)	4,752	57,832
Repsol SA	240,682	3,501,796
REX American Resources Corp. (A)	734	50,411
Ring Energy, Inc. (A)	8,907	13,004
Royal Dutch Shell PLC, A Shares	698,375	19,403,086
Royal Dutch Shell PLC, B Shares	591,692	16,383,848
SandRidge Energy, Inc. (A)	4,606	21,556
Santos, Ltd.	271,833	1,316,504
Scorpio Tankers, Inc.	5,538	145,594
SemGroup Corp., Class A	10,340	91,406
Ship Finance International, Ltd.	10,268	144,471
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SK Innovation Company, Ltd.	7,701	$1,051,244
SM Energy Company	14,474	137,214
S-Oil Corp.	6,215	497,386
Southwestern Energy Company (A)	217,779	344,091
SRC Energy, Inc. (A)	31,140	156,323
Suncor Energy, Inc.	290,332	8,491,459
Talos Energy, Inc. (A)	2,693	51,275
TC Energy Corp.	169,205	8,669,945
Teekay Corp. (C)	9,869	36,219
Teekay Tankers, Ltd., Class A (A)	26,665	29,555
Tellurian, Inc. (A)(C)	12,351	80,652
Thai Oil PCL, Foreign Quota Shares	99,200	219,080
The Williams Companies, Inc.	190,890	4,505,004
TOTAL SA	360,474	18,001,582
Tourmaline Oil Corp.	48,916	463,662
Tupras Turkiye Petrol Rafinerileri AS	22,821	493,959
Ultrapar Participacoes SA	92,702	367,584
Unit Corp. (A)	7,093	21,492
United Tractors Tbk PT	124,537	183,413
Uranium Energy Corp. (A)	25,730	24,106
Valero Energy Corp.	65,728	4,948,004
Vermilion Energy, Inc. (C)	29,080	413,900
W&T Offshore, Inc. (A)	12,529	54,877
Washington H. Soul Pattinson & Company, Ltd.	18,040	253,422
Whiting Petroleum Corp. (A)	11,714	77,664
Woodside Petroleum, Ltd. (C)	144,132	3,113,148
World Fuel Services Corp.	26,868	1,031,731
WPX Energy, Inc. (A)	108,643	1,168,999
Yanzhou Coal Mining Company, Ltd., H Shares	236,010	203,868
		335,908,536
		358,412,144
Financials – 15.2%
Banks – 7.4%
1st Source Corp.	1,778	78,890
ABN AMRO Bank NV (B)	114,011	2,022,010
Absa Group, Ltd.	101,829	1,031,019
ACNB Corp.	877	29,537
Agricultural Bank of China, Ltd., H Shares	3,936,400	1,513,354
AIB Group PLC	130,077	328,913
Akbank T.A.S. (A)	528,060	627,678
Alior Bank SA (A)	14,947	151,733
Allegiance Bancshares, Inc. (A)	2,605	84,428
Alliance Bank Malaysia BHD	88,940	63,359
Amalgamated Bank, Class A	1,999	32,084
Amerant Bancorp, Inc. (A)	2,627	43,503
American National Bankshares, Inc.	1,176	40,219
Ameris Bancorp	8,393	295,350
Ames National Corp.	1,307	34,596
AMMB Holdings BHD	170,400	169,968
Aozora Bank, Ltd.	15,970	368,653
Arrow Financial Corp.	1,502	48,304
Associated Banc-Corp.	44,858	863,068
Atlantic Capital Bancshares, Inc. (A)	3,489	56,871
Atlantic Union Bankshares Corp.	10,387	375,075
Australia & New Zealand Banking Group, Ltd.	441,229	7,937,008
Banc of California, Inc.	5,866	85,468
BancFirst Corp.	2,406	129,371
Banco Bilbao Vizcaya Argentaria SA	1,107,491	5,254,107
Banco Bradesco SA	157,097	1,149,490
Banco de Chile	1,655,352	235,823
Banco de Credito e Inversiones SA	2,657	167,535
Banco de Sabadell SA	937,025	802,903

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banco do Brasil SA	112,794	$1,259,501
Banco Espirito Santo SA (A)	322,715	355
Banco Santander Brasil SA	54,026	555,785
Banco Santander Chile	3,646,656	260,512
Banco Santander Mexico SA	263,910	335,393
Banco Santander SA	2,697,598	10,216,289
Bancolombia SA	24,398	280,503
BancorpSouth Bank	37,246	1,027,617
Bangkok Bank PCL	63,457	355,120
Bank Central Asia Tbk PT	741,630	1,591,734
Bank First Corp. (C)	832	45,286
Bank Hapoalim BM (A)	156,951	1,151,524
Bank Leumi Le-Israel BM	205,147	1,397,843
Bank Mandiri Persero Tbk PT	1,406,556	715,160
Bank Millennium SA (A)	98,652	165,193
Bank Negara Indonesia Persero Tbk PT	565,353	306,138
Bank of America Corp.	1,058,609	29,122,334
Bank of China, Ltd., H Shares	10,667,122	4,078,810
Bank of Commerce Holdings	2,801	28,010
Bank of Communications Company, Ltd., H Shares	1,167,976	762,869
Bank of Hawaii Corp.	11,218	927,504
Bank of Ireland Group PLC	156,790	596,226
Bank of Marin Bancorp	1,635	66,397
Bank of Montreal	117,844	8,077,545
Bank of Queensland, Ltd.	60,910	375,854
Bank of the Philippine Islands	107,097	180,876
Bank OZK	33,084	853,567
Bank Polska Kasa Opieki SA	28,577	699,505
Bank Rakyat Indonesia Persero Tbk PT	4,200,410	1,260,725
Bank Tabungan Negara Persero Tbk PT	312,600	43,944
BankFinancial Corp.	2,983	34,782
Bankia SA	204,690	371,671
Bankinter SA	109,188	636,269
Bankwell Financial Group, Inc.	952	25,047
Banner Corp.	4,389	236,611
Bar Harbor Bankshares	2,014	44,449
Barclays PLC	2,705,136	4,506,284
Baycom Corp. (A)	1,455	32,156
BB&T Corp.	91,693	4,369,171
BCB Bancorp, Inc.	2,175	26,883
BDO Unibank, Inc.	236,000	675,287
Bendigo & Adelaide Bank, Ltd.	73,810	555,207
Berkshire Hills Bancorp, Inc.	5,862	171,932
BNK Financial Group, Inc.	38,087	210,905
BNP Paribas SA	170,809	7,699,364
BOC Hong Kong Holdings, Ltd.	589,000	1,980,938
Boston Private Financial Holdings, Inc.	10,842	115,142
Bridge Bancorp, Inc.	2,118	56,995
Brookline Bancorp, Inc.	10,228	143,601
Bryn Mawr Bank Corp.	2,627	89,581
Business First Bancshares, Inc.	1,413	33,375
Byline Bancorp, Inc. (A)	3,134	53,905
C&F Financial Corp.	475	22,515
Cadence BanCorp	15,960	245,305
CaixaBank SA	596,510	1,353,583
Cambridge Bancorp	442	32,681
Camden National Corp.	2,042	84,661
Canadian Imperial Bank of Commerce	82,369	6,380,288
Capital City Bank Group, Inc.	1,517	36,984
Capitec Bank Holdings, Ltd.	6,447	465,239
Capstar Financial Holdings, Inc.	2,610	40,351
Carolina Financial Corp.	2,546	86,946
Carter Bank & Trust (A)	3,073	58,049
Cathay General Bancorp	30,515	1,012,793
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CBTX, Inc.	2,453	$66,059
CenterState Bank Corp.	16,031	362,621
Central Pacific Financial Corp.	3,515	97,787
Central Valley Community Bancorp	1,540	30,153
Century Bancorp, Inc., Class A	424	34,344
Chang Hwa Commercial Bank, Ltd.	797,746	512,835
Chemung Financial Corp.	524	21,060
China CITIC Bank Corp., Ltd., H Shares	1,193,400	623,121
China Construction Bank Corp., H Shares	12,908,296	9,592,340
China Development Financial Holding Corp.	1,886,000	545,513
China Everbright Bank Company, Ltd., H Shares	407,595	169,746
China Merchants Bank Company, Ltd., H Shares	524,674	2,380,425
China Minsheng Banking Corp., Ltd., H Shares	935,200	614,480
Chongqing Rural Commercial Bank Company, Ltd., H Shares	318,800	153,828
CIMB Group Holdings BHD	490,100	588,856
Citigroup, Inc.	276,841	17,814,718
Citizens & Northern Corp.	1,607	38,118
Citizens Financial Group, Inc.	54,873	1,851,415
City Holding Company	1,985	147,585
Civista Bancshares, Inc.	1,897	38,756
CNB Financial Corp.	1,861	49,205
Codorus Valley Bancorp, Inc.	1,371	30,656
Colony Bankcorp, Inc.	1,617	25,807
Columbia Banking System, Inc.	9,350	322,669
Comerica, Inc.	18,456	1,137,812
Commerce Bancshares, Inc.	26,920	1,536,324
Commerzbank AG	111,670	633,032
Commonwealth Bank of Australia	273,180	14,530,217
Community Bank System, Inc.	6,367	388,323
Community Bankers Trust Corp.	3,473	26,950
Community Trust Bancorp, Inc.	1,803	70,137
Concordia Financial Group, Ltd.	149,900	514,163
ConnectOne Bancorp, Inc.	4,351	89,108
Credicorp, Ltd.	9,600	1,988,352
Credit Agricole SA	173,991	1,983,388
CTBC Financial Holding Company, Ltd.	2,804,090	1,816,284
Cullen/Frost Bankers, Inc.	17,268	1,433,417
Customers Bancorp, Inc. (A)	3,686	69,629
CVB Financial Corp.	16,903	347,695
Danske Bank A/S	103,210	1,358,771
DBS Group Holdings, Ltd.	86,072	1,517,715
DNB ASA	158,060	2,546,389
DNB Financial Corp.	613	25,231
E.Sun Financial Holding Company, Ltd.	1,569,646	1,261,376
Eagle Bancorp, Inc.	4,276	174,204
East West Bancorp, Inc.	39,833	1,638,331
Enterprise Bancorp, Inc.	1,277	36,944
Enterprise Financial Services Corp.	3,143	123,897
Equity Bancshares, Inc., Class A (A)	2,111	53,408
Erste Group Bank AG (A)	51,600	1,659,687
Evans Bancorp, Inc.	701	23,911
Farmers & Merchants Bancorp, Inc.	1,123	28,726
Farmers National Banc Corp.	3,321	44,834
FB Financial Corp.	2,145	76,941
Fidelity D&D Bancorp, Inc.	366	20,134
Fifth Third Bancorp	87,052	2,302,525
Financial Institutions, Inc.	1,949	56,638
FinecoBank Banca Fineco SpA	56,166	581,639
First Bancorp (NC)	3,723	131,124
First Bancorp (PR)	27,275	261,295

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Bancorp, Inc.	1,408	$35,763
First Bank	2,501	26,411
First Busey Corp.	6,535	160,108
First Business Financial Services, Inc.	1,196	26,970
First Choice Bancorp	1,304	27,306
First Commonwealth Financial Corp.	12,279	151,891
First Community Bankshares, Inc.	1,803	57,353
First Financial Bancorp	12,476	292,188
First Financial Bankshares, Inc.	53,594	1,641,048
First Financial Corp.	1,686	68,452
First Financial Holding Company, Ltd.	1,478,439	1,011,832
First Foundation, Inc.	5,363	74,867
First Horizon National Corp.	86,315	1,366,366
First Internet Bancorp	1,642	33,201
First Interstate BancSystem, Inc., Class A	4,759	185,601
First Merchants Corp.	6,370	227,536
First Mid Bancshares, Inc.	1,567	50,285
First Midwest Bancorp, Inc.	13,565	260,448
First Northwest Bancorp	1,495	23,890
First Republic Bank	19,727	1,769,906
Flushing Financial Corp.	3,334	64,313
FNB Corp.	88,887	955,535
FNCB Bancorp, Inc.	2,863	21,072
Franklin Financial Network, Inc.	1,804	52,190
Franklin Financial Services Corp.	849	26,811
Fukuoka Financial Group, Inc.	24,300	417,364
Fulton Financial Corp.	66,934	1,067,597
FVCBankcorp, Inc. (A)	2,198	36,377
German American Bancorp, Inc.	3,091	94,368
Glacier Bancorp, Inc.	10,713	425,199
Great Southern Bancorp, Inc.	1,428	80,454
Great Western Bancorp, Inc.	7,243	216,059
Grupo Financiero Banorte SAB de CV, Series O	373,650	2,016,142
Grupo Financiero Inbursa SAB de CV, Series O	333,500	411,020
Guaranty Bancshares, Inc.	1,328	40,026
Hana Financial Group, Inc.	41,908	1,125,712
Hancock Whitney Corp.	34,313	1,204,729
Hang Seng Bank, Ltd.	121,295	2,526,708
Hanmi Financial Corp.	4,045	72,446
HarborOne Bancorp, Inc. (A)	3,786	37,709
Heartland Financial USA, Inc.	4,230	184,978
Heritage Commerce Corp.	5,770	66,874
Heritage Financial Corp.	4,660	121,999
Hilltop Holdings, Inc.	9,177	217,954
Home BancShares, Inc.	62,038	1,099,313
HomeTrust Bancshares, Inc.	2,305	58,132
Hong Leong Bank BHD	65,400	257,882
Hong Leong Financial Group BHD	21,800	87,348
Hope Bancorp, Inc.	15,536	208,338
Horizon Bancorp, Inc.	4,502	73,203
Howard Bancorp, Inc. (A)	1,955	28,914
HSBC Holdings PLC	3,164,626	22,784,246
Hua Nan Financial Holdings Company, Ltd.	1,159,108	736,004
Huntington Bancshares, Inc.	125,276	1,659,907
IBERIABANK Corp.	6,789	468,373
Independent Bank Corp. (MA)	4,228	285,855
Independent Bank Corp. (MI)	3,096	60,155
Independent Bank Group, Inc.	4,660	227,921
Industrial & Commercial Bank of China, Ltd., H Shares	8,737,623	5,510,438
Industrial Bank of Korea	35,057	359,138
ING Groep NV	1,049,072	10,022,492
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
International Bancshares Corp.	21,991	$782,660
Intesa Sanpaolo SpA	1,388,211	3,054,698
Investar Holding Corp.	1,727	40,101
Investors Bancorp, Inc.	28,829	320,002
Israel Discount Bank, Ltd., Class A	164,957	686,503
Itau CorpBanca	7,323,901	56,837
Japan Post Bank Company, Ltd.	55,900	508,940
JPMorgan Chase & Co.	388,357	42,664,900
Kasikornbank PCL	116,800	609,801
Kasikornbank PCL, Foreign Quota Shares	146,259	764,486
KB Financial Group, Inc.	55,363	1,808,878
KBC Group NV	68,910	3,988,069
KeyCorp	120,707	2,003,736
Komercni banka AS	9,088	323,205
Krung Thai Bank PCL	1,700	955
Krung Thai Bank PCL, Foreign Quota Shares	404,300	227,096
Lakeland Bancorp, Inc.	6,418	95,500
Lakeland Financial Corp.	3,100	131,223
LCNB Corp.	2,198	36,860
LegacyTexas Financial Group, Inc.	6,201	250,520
Level One Bancorp, Inc.	858	20,154
Live Oak Bancshares, Inc.	3,503	62,844
Lloyds Banking Group PLC	11,258,109	6,849,623
M&T Bank Corp.	16,356	2,391,411
Macatawa Bank Corp.	3,711	36,702
MainStreet Bancshares, Inc. (A)	1,365	29,088
Malayan Banking BHD	392,133	809,662
Malvern Bancorp, Inc. (A)	1,108	23,434
mBank SA (A)	2,437	197,419
MBT Financial Corp.	3,452	33,968
Mebuki Financial Group, Inc.	121,600	270,916
Mediobanca Banca di Credito Finanziario SpA	55,655	553,117
Mega Financial Holding Company, Ltd.	1,637,275	1,498,036
Mercantile Bank Corp.	1,962	60,371
Metropolitan Bank & Trust Company	188,660	256,816
Metropolitan Bank Holding Corp. (A)	1,046	37,865
Mid Penn Bancorp, Inc.	1,392	33,756
Midland States Bancorp, Inc.	2,963	76,357
MidSouth Bancorp, Inc.	2,846	29,456
MidWestOne Financial Group, Inc.	1,787	51,769
Mitsubishi UFJ Financial Group, Inc.	1,715,100	8,255,204
Mizrahi Tefahot Bank, Ltd.	20,123	463,574
Mizuho Financial Group, Inc.	3,357,300	4,878,286
Moneta Money Bank AS (B)	60,597	196,352
MutualFirst Financial, Inc.	912	27,515
National Australia Bank, Ltd.	428,681	7,900,574
National Bank Holdings Corp., Class A	3,715	121,258
National Bank of Canada	63,080	2,962,116
National Bankshares, Inc.	973	32,596
NBT Bancorp, Inc.	5,072	177,368
Nedbank Group, Ltd.	52,337	780,339
Nicolet Bankshares, Inc. (A)	1,099	69,655
Nordea Bank ABP	542,658	3,393,944
Northeast Bank	1,153	24,201
Northrim BanCorp, Inc.	1,003	36,309
Norwood Financial Corp.	860	26,419
OFG Bancorp	6,396	131,246
Old Line Bancshares, Inc.	2,267	59,894
Old National Bancorp	21,856	367,181
Old Second Bancorp, Inc.	3,682	43,411
Opus Bank	2,915	60,515
Origin Bancorp, Inc.	2,497	80,004
Orrstown Financial Services, Inc.	1,923	41,037

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
OTP Bank Nyrt	34,515	$1,376,272
Oversea-Chinese Banking Corp., Ltd.	153,478	1,176,263
Pacific Mercantile Bancorp (A)	2,622	19,927
Pacific Premier Bancorp, Inc.	7,878	232,086
PacWest Bancorp	32,541	1,108,997
Park National Corp.	1,713	154,307
Parke Bancorp, Inc.	1,557	35,453
PCB Bancorp	1,700	27,999
Peapack Gladstone Financial Corp.	2,596	73,025
Penns Woods Bancorp, Inc.	684	28,242
Peoples Bancorp, Inc.	2,143	65,812
Peoples Financial Services Corp.	915	40,965
People's United Financial, Inc.	47,214	678,465
People's Utah Bancorp	1,832	48,548
Pinnacle Financial Partners, Inc.	19,800	1,042,866
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,060,300	637,600
Powszechna Kasa Oszczednosci Bank Polski SA	147,211	1,448,477
Preferred Bank	1,863	93,075
Premier Financial Bancorp, Inc.	1,776	27,528
Prosperity Bancshares, Inc.	18,166	1,179,337
Public Bank BHD	312,862	1,510,290
QCR Holdings, Inc.	2,056	72,597
Raiffeisen Bank International AG	25,491	557,310
RBB Bancorp	1,954	36,012
Regions Financial Corp.	121,300	1,773,406
Reliant Bancorp, Inc.	1,417	32,463
Renasant Corp.	7,304	239,498
Republic Bancorp, Inc., Class A	1,239	52,596
Republic First Bancorp, Inc. (A)	7,031	28,440
Resona Holdings, Inc.	291,700	1,143,311
RHB Bank BHD	165,441	224,085
Royal Bank of Canada	262,953	19,667,162
S&T Bancorp, Inc.	4,190	143,382
Sandy Spring Bancorp, Inc.	4,381	146,676
Santander Bank Polska SA	5,978	457,780
SB One Bancorp	1,621	36,181
Seacoast Banking Corp. of Florida (A)	6,443	150,380
Security Bank Corp.	25,900	101,459
Select Bancorp, Inc. (A)	2,172	23,675
ServisFirst Bancshares, Inc.	6,140	186,656
Seven Bank, Ltd.	77,600	202,880
Shinhan Financial Group Company, Ltd.	62,704	2,110,633
Shinsei Bank, Ltd.	21,300	291,142
Shore Bancshares, Inc.	2,226	34,191
Sierra Bancorp	1,878	46,274
Signature Bank	15,080	1,759,082
Simmons First National Corp., Class A	11,600	278,400
SinoPac Financial Holdings Company, Ltd.	1,580,772	596,138
Skandinaviska Enskilda Banken AB, A Shares	271,471	2,336,174
SmartFinancial, Inc. (A)	1,748	33,876
Societe Generale SA	116,728	2,954,925
South State Corp.	4,454	327,725
Southern First Bancshares, Inc. (A)	1,184	45,193
Southern National Bancorp of Virginia, Inc.	3,201	46,799
Southside Bancshares, Inc.	4,028	132,642
Spirit of Texas Bancshares, Inc. (A)	1,330	27,398
Standard Bank Group, Ltd.	184,236	2,155,631
Standard Chartered PLC	444,015	3,374,199
Sterling Bancorp	57,312	1,092,940
Stock Yards Bancorp, Inc.	2,547	92,456
Sumitomo Mitsui Financial Group, Inc.	185,279	6,071,264
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sumitomo Mitsui Trust Holdings, Inc.	45,938	$1,498,957
Summit Financial Group, Inc.	1,494	36,797
SunTrust Banks, Inc.	53,133	3,268,211
SVB Financial Group (A)	6,264	1,219,100
Svenska Handelsbanken AB, A Shares	255,071	2,247,427
Swedbank AB, A Shares	151,693	1,951,618
Synovus Financial Corp.	43,106	1,531,987
Taishin Financial Holding Company, Ltd.	1,406,296	599,721
Taiwan Business Bank	563,307	220,464
Taiwan Cooperative Financial Holding Company, Ltd.	1,342,569	854,451
TCF Financial Corp.	51,521	1,986,650
Texas Capital Bancshares, Inc. (A)	13,758	741,281
The Bancorp, Inc. (A)	6,854	62,577
The Bank of East Asia, Ltd.	200,293	505,659
The Bank of Kyoto, Ltd.	7,200	258,083
The Bank of Nova Scotia	225,443	11,988,406
The Bank of NT Butterfield & Son, Ltd.	6,932	191,046
The Bank of Princeton	870	23,229
The Chiba Bank, Ltd.	78,500	390,901
The Community Financial Corp.	895	28,130
The First Bancshares, Inc.	1,606	50,653
The First of Long Island Corp.	3,097	67,391
The PNC Financial Services Group, Inc.	54,045	6,968,022
The Royal Bank of Scotland Group PLC	760,684	1,712,195
The Shanghai Commercial & Savings Bank, Ltd.	462,000	747,258
The Shizuoka Bank, Ltd.	64,100	432,501
The Siam Commercial Bank PCL	1,500	6,044
The Siam Commercial Bank PCL, Foreign Quota Shares	111,609	449,730
The Toronto-Dominion Bank	335,477	18,192,459
TMB Bank PCL, Foreign Quota Shares	1,409,200	71,798
Tompkins Financial Corp.	1,815	143,567
Towne Bank	7,687	201,937
TriCo Bancshares	2,951	104,347
TriState Capital Holdings, Inc. (A)	3,288	64,938
Triumph Bancorp, Inc. (A)	3,210	96,268
Trustmark Corp.	25,842	844,517
Turkiye Garanti Bankasi AS (A)	426,664	653,554
Turkiye Is Bankasi AS, Class C (A)	291,348	276,452
U.S. Bancorp	179,160	9,439,940
UMB Financial Corp.	17,688	1,102,316
Umpqua Holdings Corp.	60,342	947,973
UniCredit SpA	188,187	2,093,152
United Bankshares, Inc.	40,224	1,483,461
United Community Banks, Inc.	10,029	264,866
United Overseas Bank, Ltd.	60,757	1,091,010
Unity Bancorp, Inc.	1,116	21,907
Univest Financial Corp.	3,784	95,773
Valley National Bancorp	131,930	1,386,584
Veritex Holdings, Inc.	6,698	158,073
Washington Trust Bancorp, Inc.	1,748	81,107
Webster Financial Corp.	25,219	1,128,802
Wells Fargo & Company	484,242	22,551,150
WesBanco, Inc.	6,759	231,293
Westamerica Bancorporation	3,336	205,531
Westpac Banking Corp.	532,259	10,099,969
Wintrust Financial Corp.	15,508	974,368
Woori Financial Group, Inc.	66,471	654,099
Zions Bancorp NA	21,856	898,063
		539,643,811
Capital markets – 2.2%
3i Group PLC	153,993	2,058,656
Affiliated Managers Group, Inc.	6,485	496,946

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Ameriprise Financial, Inc.	16,960	$2,187,501
Amundi SA (B)	9,196	587,875
Ares Management Corp., Class A	8,211	238,940
Artisan Partners Asset Management, Inc., Class A	6,445	171,695
ASX, Ltd.	29,917	1,737,792
B. Riley Financial, Inc.	2,733	57,830
B3 SA - Brasil Bolsa Balcao	270,076	2,921,856
Banco BTG Pactual SA	28,900	408,829
BlackRock, Inc.	15,070	6,367,979
Blucora, Inc. (A)	6,184	139,635
Brightsphere Investment Group, Inc.	9,174	83,392
Brookfield Asset Management, Inc., Class A	155,911	8,040,295
Cboe Global Markets, Inc.	14,148	1,685,876
China Cinda Asset Management Company, Ltd., H Shares	1,189,100	246,593
China Ding Yi Feng Holdings, Ltd. (D)	152,000	380,659
China Everbright, Ltd.	128,984	146,907
China Galaxy Securities Company, Ltd., H Shares	476,600	226,639
China Huarong Asset Management Company, Ltd., H Shares (B)	1,358,200	212,538
China International Capital Corp., Ltd., H Shares (B)	162,600	280,387
CI Financial Corp.	46,331	663,959
CITIC Securities Company, Ltd., H Shares	277,600	495,143
CME Group, Inc.	45,339	9,851,711
Cohen & Steers, Inc.	2,902	156,505
Cowen, Inc., Class A (A)	3,744	58,444
Credit Suisse Group AG (A)	391,258	4,577,776
Daiwa Securities Group, Inc.	212,618	914,836
Deutsche Bank AG	217,627	1,570,886
Deutsche Boerse AG	20,872	3,066,787
Diamond Hill Investment Group, Inc.	441	59,491
Donnelley Financial Solutions, Inc. (A)	4,139	43,998
E*TRADE Financial Corp.	30,989	1,293,481
Eaton Vance Corp.	31,217	1,346,077
Evercore, Inc., Class A	11,239	896,423
FactSet Research Systems, Inc.	10,467	2,847,966
Federated Investors, Inc., Class B	38,515	1,234,021
Focus Financial Partners, Inc., Class A (A)	3,938	80,808
Franklin Resources, Inc.	37,285	979,850
GF Securities Company, Ltd., H Shares (A)	184,200	188,559
Greenhill & Company, Inc.	2,363	33,177
Guotai Junan Securities Company, Ltd., H Shares (B)	102,900	146,396
Haitong Securities Company, Ltd., H Shares	391,100	371,301
Hamilton Lane, Inc., Class A	2,779	172,687
Hargreaves Lansdown PLC	44,923	1,031,127
Hong Kong Exchanges & Clearing, Ltd. (C)	189,277	5,776,511
Houlihan Lokey, Inc.	4,245	187,544
Huatai Securities Company, Ltd., H Shares (B)	221,500	321,878
IGM Financial, Inc.	18,517	500,129
Interactive Brokers Group, Inc., Class A	20,550	969,960
Intercontinental Exchange, Inc.	71,416	6,675,968
INTL. FCStone, Inc. (A)	2,086	81,792
Invesco, Ltd.	50,735	796,540
Investec PLC	107,553	555,017
Investec, Ltd.	40,329	213,308
Janus Henderson Group PLC	44,862	857,313
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Japan Exchange Group, Inc.	70,898	$1,120,984
Julius Baer Group, Ltd. (A)	34,293	1,361,109
Korea Investment Holdings Company, Ltd.	5,908	353,521
Ladenburg Thalmann Financial Services, Inc.	12,795	25,078
Legg Mason, Inc.	23,703	872,033
London Stock Exchange Group PLC	49,498	4,198,638
Macquarie Group, Ltd.	50,060	4,173,383
MarketAxess Holdings, Inc.	4,774	1,898,238
Meritz Securities Company, Ltd.	42,879	168,527
Mirae Asset Daewoo Company, Ltd.	55,857	343,750
Moelis & Company, Class A	6,084	203,997
Moody's Corp.	20,892	4,503,897
Morgan Stanley	161,927	6,718,351
MSCI, Inc.	10,725	2,516,407
Nasdaq, Inc.	14,691	1,466,749
Natixis SA	145,030	561,283
NH Investment & Securities Company, Ltd.	20,019	203,640
Noah Holdings, Ltd., ADR (A)	4,200	126,000
Nomura Holdings, Inc.	462,900	1,865,974
Northern Trust Corp.	27,570	2,424,230
Och-Ziff Capital Management Group, Inc., Class A	2,263	50,918
Oppenheimer Holdings, Inc., Class A	1,368	37,976
Partners Group Holding AG	2,839	2,310,745
Piper Jaffray Companies	1,744	126,893
PJT Partners, Inc., Class A	2,997	124,705
Pzena Investment Management, Inc., Class A	2,587	21,032
Raymond James Financial, Inc.	16,004	1,256,474
Reinet Investments SCA	20,909	349,714
S&P Global, Inc.	31,167	8,109,342
Safeguard Scientifics, Inc. (A)	3,100	37,076
Samsung Securities Company, Ltd.	8,880	259,182
SBI Holdings, Inc.	33,064	660,200
Schroders PLC	19,634	654,204
SEI Investments Company	35,064	2,016,531
Singapore Exchange, Ltd.	37,300	220,195
St. James's Place PLC	83,296	934,279
Standard Life Aberdeen PLC	393,527	1,197,106
State Street Corp.	47,263	2,425,065
Stifel Financial Corp.	28,087	1,500,408
T. Rowe Price Group, Inc.	29,951	3,313,180
The Bank of New York Mellon Corp.	111,571	4,692,676
The Charles Schwab Corp.	150,485	5,759,061
The Goldman Sachs Group, Inc.	43,091	8,786,686
UBS Group AG (A)	589,797	6,262,279
Virtus Investment Partners, Inc.	862	91,967
Waddell & Reed Financial, Inc., Class A	9,434	152,548
Westwood Holdings Group, Inc.	1,231	33,791
WisdomTree Investments, Inc.	17,439	83,882
Yuanta Financial Holding Company, Ltd.	1,514,187	869,876
		165,139,969
Consumer finance – 0.4%
Acom Company, Ltd.	54,700	192,870
AEON Financial Service Company, Ltd.	15,800	231,118
American Express Company	86,728	10,439,449
Capital One Financial Corp.	59,476	5,151,811
Credit Saison Company, Ltd.	22,400	248,918
Curo Group Holdings Corp. (A)	2,454	33,423
Discover Financial Services	41,002	3,278,930
Encore Capital Group, Inc. (A)	3,961	146,161
Enova International, Inc. (A)	4,277	102,220
EZCORP, Inc., Class A (A)	6,761	53,209

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
FirstCash, Inc.	5,387	$531,859
Green Dot Corp., Class A (A)	19,422	593,925
LendingClub Corp. (A)	8,485	111,069
Medallion Financial Corp. (A)	3,151	14,967
Muangthai Capital PCL	82,700	148,032
Muangthai Capital PCL Foreign Quota Shares	8,100	14,499
Navient Corp.	58,281	742,500
Nelnet, Inc., Class A	2,255	151,198
PRA Group, Inc. (A)	5,820	198,695
Regional Management Corp. (A)	1,319	33,964
Samsung Card Company, Ltd.	3,849	105,465
SLM Corp.	118,303	998,477
Synchrony Financial	80,320	2,574,256
World Acceptance Corp. (A)	848	112,699
		26,209,714
Diversified financial services – 1.0%
AMP, Ltd.	519,567	592,992
Banco Latinoamericano de Comercio Exterior SA, Class E	4,018	72,846
Berkshire Hathaway, Inc., Class B (A)	245,430	49,922,916
Cannae Holdings, Inc. (A)	8,619	239,781
Chailease Holding Company, Ltd.	182,784	724,224
Challenger, Ltd.	85,197	385,326
Eurazeo SE	5,987	396,021
EXOR NV	10,236	695,432
Far East Horizon, Ltd.	284,300	253,833
FGL Holdings	18,848	150,407
First Eagle Private Credit LLC (A)(D)	5,608	1,456
FirstRand, Ltd.	479,417	1,897,040
Groupe Bruxelles Lambert SA	22,234	2,077,636
Grupo de Inversiones Suramericana SA	24,012	233,658
Haci Omer Sabanci Holding AS	170,427	257,054
Industrivarden AB, C Shares	28,563	598,544
Investor AB, B Shares	76,498	3,593,654
Jefferies Financial Group, Inc.	32,091	598,176
Kinnevik AB, B Shares	40,368	1,101,068
L E Lundbergforetagen AB, B Shares	12,887	483,159
Marlin Business Services Corp.	1,196	25,869
Metro Pacific Investments Corp.	1,675,600	159,308
Mitsubishi UFJ Lease & Finance Company, Ltd.	57,500	310,144
Neoplux Company, Ltd. (A)	255	776
On Deck Capital, Inc. (A)	9,035	29,364
Onex Corp.	16,263	955,454
ORIX Corp.	185,500	2,737,068
Pargesa Holding SA, Bearer Shares	5,689	416,852
PSG Group, Ltd.	21,054	278,109
Remgro, Ltd.	75,220	852,163
RMB Holdings, Ltd.	109,976	518,002
Tokyo Century Corp.	6,100	245,423
Wendel SA	4,110	576,073
		71,379,828
Insurance – 4.1%
Admiral Group PLC	31,568	827,258
Aegon NV (C)	503,210	1,915,551
Aflac, Inc.	149,417	7,497,745
Ageas	51,851	2,778,017
AIA Group, Ltd.	1,927,109	18,648,151
Alleghany Corp. (A)	3,953	2,962,022
Allianz SE	47,275	10,433,776
Ambac Financial Group, Inc. (A)	5,856	105,642
American Equity Investment Life Holding Company	11,489	247,588
American Financial Group, Inc.	19,392	1,958,010
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc.	174,328	$9,072,029
AMERISAFE, Inc.	2,393	164,399
Aon PLC	48,209	9,393,524
Argo Group International Holdings, Ltd.	4,118	270,635
Arthur J. Gallagher & Company	37,130	3,368,062
Assicurazioni Generali SpA	106,512	1,936,118
Assurant, Inc.	12,322	1,515,606
Aviva PLC	636,773	2,749,039
AXA SA	298,330	6,840,874
Baloise Holding AG	7,834	1,339,945
BB Seguridade Participacoes SA	95,408	752,712
Brighthouse Financial, Inc. (A)	31,694	1,117,530
Brown & Brown, Inc.	64,075	2,363,727
Cathay Financial Holding Company, Ltd.	1,204,890	1,539,536
China Life Insurance Company, Ltd. (A)	460,703	360,664
China Life Insurance Company, Ltd., H Shares	1,013,076	2,367,978
China Pacific Insurance Group Company, Ltd., H Shares	360,579	1,439,275
China Reinsurance Group Corp., H Shares	925,300	150,880
China Taiping Insurance Holdings Company, Ltd.	225,600	506,237
Chubb, Ltd.	91,773	14,342,284
Cincinnati Financial Corp.	30,407	3,420,483
Citizens, Inc. (A)(C)	6,643	41,718
CNO Financial Group, Inc.	64,170	929,182
CNP Assurances	30,176	548,184
Dai-ichi Life Holdings, Inc.	154,500	2,101,081
DB Insurance Company, Ltd.	7,517	297,609
Direct Line Insurance Group PLC	231,067	797,329
Discovery, Ltd.	60,100	455,964
eHealth, Inc. (A)	2,856	237,933
EMC Insurance Group, Inc.	1,241	44,602
Employers Holdings, Inc.	3,927	169,372
Enstar Group, Ltd. (A)	1,447	258,463
Everest Re Group, Ltd.	8,164	1,925,724
Fairfax Financial Holdings, Ltd.	5,422	2,415,954
FBL Financial Group, Inc., Class A	1,297	70,336
FedNat Holding Company	1,789	21,879
First American Financial Corp.	30,681	1,793,304
Fubon Financial Holding Company, Ltd.	1,072,659	1,489,959
Genworth Financial, Inc., Class A (A)	202,281	896,105
Gjensidige Forsikring ASA	35,324	681,674
Global Indemnity, Ltd.	1,068	27,501
Globe Life, Inc.	20,273	1,809,568
Goosehead Insurance, Inc., Class A	1,440	66,586
Great-West Lifeco, Inc.	60,142	1,281,981
Greenlight Capital Re, Ltd., Class A (A)	4,371	40,169
Hallmark Financial Services, Inc. (A)	2,146	37,727
Hannover Rueck SE	7,105	1,131,829
Hanwha Life Insurance Company, Ltd.	21,011	44,095
HCI Group, Inc.	905	35,268
Health Insurance Innovations, Inc., Class A (A)(C)	1,298	23,805
Heritage Insurance Holdings, Inc.	3,543	46,449
Horace Mann Educators Corp.	5,285	231,853
Hyundai Marine & Fire Insurance Company, Ltd.	9,632	190,335
iA Financial Corp., Inc.	23,473	976,190
Independence Holding Company	631	23,360
Insurance Australia Group, Ltd.	366,989	1,989,860
Intact Financial Corp.	27,171	2,655,468
Investors Title Company	199	29,293
IRB Brasil Resseguros SA	31,200	817,484
James River Group Holdings, Ltd.	3,691	181,892

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Japan Post Holdings Company, Ltd.	228,100	$2,072,768
Kemper Corp.	17,105	1,197,008
Kinsale Capital Group, Inc.	2,506	246,164
Legal & General Group PLC	971,032	2,601,588
Liberty Holdings, Ltd.	22,516	162,880
Lincoln National Corp.	40,557	2,144,654
Loews Corp.	53,777	2,585,060
Mapfre SA	204,541	533,043
Marsh & McLennan Companies, Inc.	102,491	10,237,826
MBIA, Inc. (A)	10,894	98,046
Medibank Pvt., Ltd.	439,963	1,077,933
Mercury General Corp.	7,425	397,238
MetLife, Inc.	190,485	8,438,486
Momentum Metropolitan Holdings	148,712	161,610
MS&AD Insurance Group Holdings, Inc.	68,568	2,176,363
Muenchener Rueckversicherungs-Gesellschaft AG	16,851	4,034,582
National General Holdings Corp.	8,652	204,014
National Western Life Group, Inc., Class A	296	76,315
New China Life Insurance Company, Ltd., H Shares	114,000	448,451
NI Holdings, Inc. (A)	1,456	24,461
NN Group NV (C)	85,655	2,870,204
Old Mutual, Ltd.	729,912	873,998
Old Republic International Corp.	77,941	1,820,702
Orange Life Insurance, Ltd. (B)	5,433	120,969
Palomar Holdings, Inc. (A)	807	27,462
PICC Property & Casualty Company, Ltd., H Shares	943,848	1,079,282
Ping An Insurance Group Company of China, Ltd., H Shares	753,610	8,646,172
Porto Seguro SA	14,023	189,637
Poste Italiane SpA (B)	53,805	580,223
Power Corp. of Canada	62,479	1,317,249
Power Financial Corp.	57,887	1,234,349
Powszechny Zaklad Ubezpieczen SA	105,893	993,714
Primerica, Inc.	11,589	1,381,061
Principal Financial Group, Inc.	51,922	2,763,289
ProAssurance Corp.	6,734	263,097
Protective Insurance Corp., Class B	1,526	24,721
Prudential Financial, Inc.	81,376	6,517,404
Prudential PLC	413,213	6,887,465
QBE Insurance Group, Ltd.	210,911	1,777,423
Rand Merchant Investment Holdings, Ltd.	127,580	249,541
Reinsurance Group of America, Inc.	17,123	2,636,428
RenaissanceRe Holdings, Ltd.	12,087	2,182,308
RLI Corp.	5,033	460,872
RSA Insurance Group PLC	169,689	1,082,936
Safety Insurance Group, Inc.	1,833	176,775
Sampo OYJ, A Shares	18,611	739,435
Samsung Fire & Marine Insurance Company, Ltd.	4,479	847,215
Samsung Life Insurance Company, Ltd.	10,465	589,541
Sanlam, Ltd.	261,117	1,252,579
SCOR SE	25,684	1,024,743
Selective Insurance Group, Inc.	7,388	588,306
Shin Kong Financial Holding Company, Ltd.	1,723,694	504,423
Sompo Holdings, Inc.	48,160	1,919,917
Sony Financial Holdings, Inc.	22,800	525,552
State Auto Financial Corp.	2,229	71,261
Stewart Information Services Corp.	2,925	104,774
Sul America SA	31,994	374,332
Sun Life Financial, Inc.	113,976	4,671,526
Suncorp Group, Ltd.	206,495	1,917,058
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Swiss Life Holding AG	5,377	$2,556,907
Swiss Re AG	47,274	4,560,731
T&D Holdings, Inc.	81,800	794,646
The Allstate Corp.	66,765	6,836,068
The Hanover Insurance Group, Inc.	11,140	1,483,291
The Hartford Financial Services Group, Inc.	72,456	4,222,736
The People's Insurance Company Group of China, Ltd., H Shares	1,196,900	467,633
The Progressive Corp.	117,050	8,872,390
The Travelers Companies, Inc.	52,495	7,714,665
Third Point Reinsurance, Ltd. (A)	9,661	91,007
Tiptree, Inc.	3,738	25,942
Tokio Marine Holdings, Inc.	91,814	4,722,018
Trupanion, Inc. (A)(C)	3,725	89,735
Tryg A/S	19,387	579,498
United Fire Group, Inc.	2,646	119,493
United Insurance Holdings Corp.	2,864	33,566
Universal Insurance Holdings, Inc.	3,942	98,550
Unum Group	42,469	1,079,137
W.R. Berkley Corp.	39,597	2,821,286
Watford Holdings, Ltd. (A)	2,659	61,689
Willis Towers Watson PLC	25,903	5,128,017
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	45,000	101,270
Zurich Insurance Group AG	23,316	8,308,803
		300,177,893
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	4,323	64,802
Anworth Mortgage Asset Corp.	14,462	44,832
Apollo Commercial Real Estate Finance, Inc.	18,685	346,607
Ares Commercial Real Estate Corp.	3,743	56,108
Arlington Asset Investment Corp., Class A	5,193	25,653
ARMOUR Residential REIT, Inc.	7,328	120,326
Blackstone Mortgage Trust, Inc., Class A	14,642	509,542
Capstead Mortgage Corp.	10,767	78,276
Cherry Hill Mortgage Investment Corp.	2,403	28,908
Colony Credit Real Estate, Inc.	10,501	131,578
Dynex Capital, Inc.	3,400	48,008
Ellington Financial, Inc.	3,469	60,603
Exantas Capital Corp.	4,422	49,571
Granite Point Mortgage Trust, Inc.	6,520	119,251
Great Ajax Corp.	2,772	40,416
Invesco Mortgage Capital, Inc.	16,209	243,621
KKR Real Estate Finance Trust, Inc.	2,851	53,912
Ladder Capital Corp.	13,068	219,281
New York Mortgage Trust, Inc.	26,406	162,397
Orchid Island Capital, Inc.	7,106	38,586
PennyMac Mortgage Investment Trust	9,293	202,216
Ready Capital Corp.	4,103	60,232
Redwood Trust, Inc.	11,807	195,996
TPG RE Finance Trust, Inc.	5,786	112,306
Western Asset Mortgage Capital Corp.	6,124	57,566
		3,070,594
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	7,364	190,801
Bridgewater Bancshares, Inc. (A)	3,765	41,904
Capitol Federal Financial, Inc.	15,623	210,442
Columbia Financial, Inc. (A)	6,777	102,739
Dime Community Bancshares, Inc.	4,361	86,479
Entegra Financial Corp. (A)	1,082	32,503
ESSA Bancorp, Inc.	1,698	25,979
Essent Group, Ltd. (A)	12,089	586,317

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Federal Agricultural Mortgage Corp., Class C	1,169	$96,267
First Defiance Financial Corp.	2,599	67,964
Flagstar Bancorp, Inc.	3,578	130,060
FS Bancorp, Inc.	716	34,654
Hingham Institution for Savings	207	37,281
Home Bancorp, Inc.	1,050	39,144
HomeStreet, Inc. (A)	3,272	86,283
Kearny Financial Corp.	10,747	135,197
LendingTree, Inc. (A)	2,045	634,134
Luther Burbank Corp.	3,028	31,673
Merchants Bancorp	1,260	19,984
Meridian Bancorp, Inc.	6,355	111,085
Meta Financial Group, Inc.	4,759	147,101
MMA Capital Holdings, Inc. (A)	776	22,970
Mr. Cooper Group, Inc. (A)	9,757	85,959
New York Community Bancorp, Inc.	127,913	1,476,116
NMI Holdings, Inc., Class A (A)	8,356	236,809
Northfield Bancorp, Inc.	6,112	94,858
Northwest Bancshares, Inc.	12,501	197,641
OceanFirst Financial Corp.	6,534	137,345
Ocwen Financial Corp. (A)	18,849	33,740
Oritani Financial Corp.	5,373	92,039
PCSB Financial Corp.	2,241	44,170
PennyMac Financial Services, Inc. (A)	3,180	94,096
Provident Financial Services, Inc.	7,727	183,980
Radian Group, Inc.	26,463	596,741
Riverview Bancorp, Inc.	4,140	29,187
Southern Missouri Bancorp, Inc.	947	31,630
Sterling Bancorp, Inc.	2,547	23,764
Territorial Bancorp, Inc.	1,245	34,051
Timberland Bancorp, Inc.	937	23,959
TrustCo Bank Corp.	13,259	101,697
United Community Financial Corp.	5,610	54,137
United Financial Bancorp, Inc.	6,922	86,525
Walker & Dunlop, Inc.	3,527	197,018
Washington Federal, Inc.	32,093	1,142,511
Waterstone Financial, Inc.	3,400	56,406
Western New England Bancorp, Inc.	3,527	31,355
WSFS Financial Corp.	6,698	276,092
		8,232,787
		1,113,854,596
Health care – 11.7%
Biotechnology – 1.8%
3SBio, Inc. (A)(B)	169,800	260,651
AbbVie, Inc.	256,224	16,844,166
Abeona Therapeutics, Inc. (A)	4,799	7,390
ACADIA Pharmaceuticals, Inc. (A)	13,501	373,438
Acceleron Pharma, Inc. (A)	5,795	260,253
Achillion Pharmaceuticals, Inc. (A)	18,278	79,509
Acorda Therapeutics, Inc. (A)	6,104	19,716
Adamas Pharmaceuticals, Inc. (A)(C)	3,412	21,530
Adverum Biotechnologies, Inc. (A)	6,939	71,680
Aeglea BioTherapeutics, Inc. (A)	4,033	31,478
Affimed NV (A)	8,589	23,877
Agenus, Inc. (A)	14,569	41,959
Aimmune Therapeutics, Inc. (A)	5,818	118,629
Akcea Therapeutics, Inc. (A)(C)	1,723	36,286
Akebia Therapeutics, Inc. (A)	15,551	64,226
Albireo Pharma, Inc. (A)	1,468	35,893
Alder Biopharmaceuticals, Inc. (A)	9,493	84,962
Aldeyra Therapeutics, Inc. (A)	3,442	15,179
Alector, Inc. (A)	1,429	23,521
Alexion Pharmaceuticals, Inc. (A)	38,865	3,916,037
Allakos, Inc. (A)(C)	2,271	200,893
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Allogene Therapeutics, Inc. (A)(C)	5,028	$136,912
AMAG Pharmaceuticals, Inc. (A)	4,671	51,007
Amgen, Inc.	105,714	22,054,055
Amicus Therapeutics, Inc. (A)	29,695	293,684
AnaptysBio, Inc. (A)	3,169	128,820
Anavex Life Sciences Corp. (A)(C)	6,397	16,888
Anika Therapeutics, Inc. (A)	1,789	101,544
Apellis Pharmaceuticals, Inc. (A)	6,249	181,846
Arcus Biosciences, Inc. (A)	4,588	35,832
Arena Pharmaceuticals, Inc. (A)	6,388	337,861
ArQule, Inc. (A)	13,126	117,609
Arrowhead Pharmaceuticals, Inc. (A)	11,932	407,716
Assembly Biosciences, Inc. (A)	3,152	35,649
Atara Biotherapeutics, Inc. (A)	5,768	77,868
Athenex, Inc. (A)(C)	7,682	113,156
Athersys, Inc. (A)(C)	19,254	25,608
Audentes Therapeutics, Inc. (A)	5,665	176,182
Avid Bioservices, Inc. (A)	7,957	54,903
Avrobio, Inc. (A)	2,158	42,038
BeiGene, Ltd., ADR (A)	5,700	819,375
Beyondspring, Inc. (A)	1,537	27,743
BioCryst Pharmaceuticals, Inc. (A)	14,966	44,748
Biogen, Inc. (A)	33,606	7,384,919
Biohaven Pharmaceutical Holding Company, Ltd. (A)	4,269	167,302
BioSpecifics Technologies Corp. (A)	834	45,937
Blueprint Medicines Corp. (A)	6,245	478,804
Calithera Biosciences, Inc. (A)	5,253	20,854
CareDx, Inc. (A)	5,269	120,239
CASI Pharmaceuticals, Inc. (A)	7,494	24,430
Catalyst Pharmaceuticals, Inc. (A)	12,837	79,076
Celgene Corp. (A)	122,235	11,832,348
Celltrion, Inc. (A)	12,224	1,589,965
Cellular Biomedicine Group, Inc. (A)	1,763	21,755
CEL-SCI Corp. (A)(C)	3,577	25,647
ChemoCentryx, Inc. (A)	5,417	36,077
Chimerix, Inc. (A)	6,962	14,063
Clovis Oncology, Inc. (A)	6,367	35,719
Coherus Biosciences, Inc. (A)	7,973	176,921
Concert Pharmaceuticals, Inc. (A)	3,164	31,861
Constellation Pharmaceuticals, Inc. (A)	2,320	16,820
Corbus Pharmaceuticals Holdings, Inc. (A)(C)	8,054	41,720
Crinetics Pharmaceuticals, Inc. (A)	1,505	23,869
CSL, Ltd.	69,915	11,325,105
Cue Biopharma, Inc. (A)	2,820	23,096
Cyclerion Therapeutics, Inc. (A)	3,297	31,354
Cytokinetics, Inc. (A)	7,267	102,101
CytomX Therapeutics, Inc. (A)	6,036	52,996
Deciphera Pharmaceuticals, Inc. (A)	2,003	72,669
Denali Therapeutics, Inc. (A)(C)	6,206	111,708
Dicerna Pharmaceuticals, Inc. (A)	6,731	93,561
Dynavax Technologies Corp. (A)(C)	9,058	37,500
Eagle Pharmaceuticals, Inc. (A)	1,218	68,683
Editas Medicine, Inc. (A)	6,430	159,657
Eidos Therapeutics, Inc. (A)(C)	1,461	61,084
Eiger BioPharmaceuticals, Inc. (A)	3,333	36,330
Emergent BioSolutions, Inc. (A)	5,833	255,485
Enanta Pharmaceuticals, Inc. (A)	2,207	155,704
Epizyme, Inc. (A)	10,086	130,815
Esperion Therapeutics, Inc. (A)	3,204	117,395
Exelixis, Inc. (A)	82,593	1,639,471
Fate Therapeutics, Inc. (A)	6,761	110,340
FibroGen, Inc. (A)	9,933	443,608
Five Prime Therapeutics, Inc. (A)	4,870	26,444

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Flexion Therapeutics, Inc. (A)	4,581	$60,332
Forty Seven, Inc. (A)	2,391	18,124
G1 Therapeutics, Inc. (A)	4,389	159,321
Galectin Therapeutics, Inc. (A)(C)	5,120	17,050
Genmab A/S (A)	9,968	2,037,655
Genomic Health, Inc. (A)	3,459	265,167
Geron Corp. (A)(C)	24,491	34,287
Gilead Sciences, Inc.	220,386	14,003,326
Global Blood Therapeutics, Inc. (A)	6,965	320,251
GlycoMimetics, Inc. (A)	4,592	15,291
Gossamer Bio, Inc. (A)	2,690	56,382
Grifols SA	49,392	1,567,559
Gritstone Oncology, Inc. (A)	3,493	35,349
Halozyme Therapeutics, Inc. (A)	18,416	304,232
Helixmith Company, Ltd. (A)	2,669	403,931
Heron Therapeutics, Inc. (A)	9,539	176,662
Homology Medicines, Inc. (A)(C)	3,197	60,455
ImmunoGen, Inc. (A)	20,014	54,438
Immunomedics, Inc. (A)	22,402	286,746
Incyte Corp. (A)	30,848	2,523,983
Inovio Pharmaceuticals, Inc. (A)(C)	12,895	27,853
Insmed, Inc. (A)	9,956	163,677
Intellia Therapeutics, Inc. (A)(C)	4,863	69,006
Intercept Pharmaceuticals, Inc. (A)(C)	3,168	203,322
Intrexon Corp. (A)(C)	9,459	55,241
Invitae Corp. (A)	11,100	269,286
Iovance Biotherapeutics, Inc. (A)	14,700	308,847
Ironwood Pharmaceuticals, Inc. (A)	19,960	185,828
Kadmon Holdings, Inc. (A)	18,689	39,994
KalVista Pharmaceuticals, Inc. (A)	1,600	24,992
Karyopharm Therapeutics, Inc. (A)(C)	7,759	67,038
Kindred Biosciences, Inc. (A)	5,232	39,031
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,993	17,598
Kodiak Sciences, Inc. (A)	3,270	35,970
Krystal Biotech, Inc. (A)	1,162	52,290
Kura Oncology, Inc. (A)	3,823	58,033
La Jolla Pharmaceutical Company (A)	2,863	27,399
Lexicon Pharmaceuticals, Inc. (A)(C)	5,849	7,721
Ligand Pharmaceuticals, Inc. (A)	7,803	709,371
MacroGenics, Inc. (A)	6,204	88,965
Madrigal Pharmaceuticals, Inc. (A)	1,017	94,276
Magenta Therapeutics, Inc. (A)	2,648	27,354
MannKind Corp. (A)(C)	26,553	29,208
Marker Therapeutics, Inc. (A)(C)	3,832	19,811
MediciNova, Inc. (A)(C)	5,620	48,669
Medy-Tox, Inc.	605	176,166
MEI Pharma, Inc. (A)	10,728	18,345
MeiraGTx Holdings PLC (A)	2,074	41,999
Mersana Therapeutics, Inc. (A)	5,850	14,391
Minerva Neurosciences, Inc. (A)	4,494	32,087
Mirati Therapeutics, Inc. (A)	3,195	261,894
Molecular Templates, Inc. (A)	2,552	12,837
Momenta Pharmaceuticals, Inc. (A)	12,860	162,422
Myriad Genetics, Inc. (A)	8,971	211,088
Natera, Inc. (A)	7,203	237,339
Novavax, Inc. (A)(C)	3,409	20,352
OPKO Health, Inc. (A)(C)	44,322	81,552
Palatin Technologies, Inc. (A)	28,371	25,565
PDL BioPharma, Inc. (A)	16,025	37,499
PeptiDream, Inc. (A)	12,900	674,993
Pfenex, Inc. (A)	4,370	32,120
PhaseBio Pharmaceuticals, Inc. (A)	1,935	16,718
Pieris Pharmaceuticals, Inc. (A)	6,557	30,490
Portola Pharmaceuticals, Inc. (A)	8,590	249,625
Principia Biopharma, Inc. (A)	1,789	71,023
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Progenics Pharmaceuticals, Inc. (A)	11,426	$50,274
Protagonist Therapeutics, Inc. (A)	2,208	28,770
Prothena Corp. PLC (A)	5,564	46,793
PTC Therapeutics, Inc. (A)	7,324	326,431
Puma Biotechnology, Inc. (A)	4,066	43,710
Ra Pharmaceuticals, Inc. (A)	4,037	109,806
Radius Health, Inc. (A)	5,859	165,810
Recro Pharma, Inc. (A)	2,697	31,717
Regeneron Pharmaceuticals, Inc. (A)	13,630	3,953,382
REGENXBIO, Inc. (A)	4,279	147,583
Repligen Corp. (A)	6,051	561,593
Replimune Group, Inc. (A)	1,740	18,061
Retrophin, Inc. (A)	5,432	68,389
Rhythm Pharmaceuticals, Inc. (A)	3,084	69,452
Rigel Pharmaceuticals, Inc. (A)	23,010	38,887
Rocket Pharmaceuticals, Inc. (A)	3,934	42,684
Rubius Therapeutics, Inc. (A)(C)	4,627	42,939
Sangamo Therapeutics, Inc. (A)	14,843	161,789
Scholar Rock Holding Corp. (A)	2,143	22,694
SillaJen, Inc. (A)	8,400	73,030
Sorrento Therapeutics, Inc. (A)	15,553	32,817
Spark Therapeutics, Inc. (A)	4,386	427,240
Spectrum Pharmaceuticals, Inc. (A)	14,612	107,252
Stemline Therapeutics, Inc. (A)	5,316	63,314
Syndax Pharmaceuticals, Inc. (A)	2,997	25,205
Synlogic, Inc. (A)	2,500	6,975
Syros Pharmaceuticals, Inc. (A)	4,930	54,082
TaiMed Biologics, Inc. (A)	26,000	120,837
TG Therapeutics, Inc. (A)	10,303	63,982
The Medicines Company (A)	9,033	379,025
Tocagen, Inc. (A)	3,177	10,325
Translate Bio, Inc. (A)	3,966	36,011
Turning Point Therapeutics, Inc. (A)	900	49,077
Twist Bioscience Corp. (A)	2,796	81,168
Ultragenyx Pharmaceutical, Inc. (A)	6,995	381,018
United Therapeutics Corp. (A)	11,990	989,894
UNITY Biotechnology, Inc. (A)(C)	3,754	22,899
UroGen Pharma, Ltd. (A)	2,500	84,875
Vanda Pharmaceuticals, Inc. (A)	6,745	95,037
Veracyte, Inc. (A)	5,952	157,728
Vericel Corp. (A)	5,700	94,278
Vertex Pharmaceuticals, Inc. (A)	44,391	7,991,268
Viking Therapeutics, Inc. (A)(C)	8,455	58,762
Voyager Therapeutics, Inc. (A)	3,148	56,255
Xencor, Inc. (A)	6,086	226,886
Y-mAbs Therapeutics, Inc. (A)	2,709	71,978
ZIOPHARM Oncology, Inc. (A)(C)	20,735	103,468
		130,311,025
Health care equipment and supplies – 2.8%
Abbott Laboratories	275,438	23,500,370
ABIOMED, Inc. (A)	7,045	1,360,178
Accuray, Inc. (A)	12,077	32,366
Alcon, Inc. (A)	65,787	4,000,584
Align Technology, Inc. (A)	11,367	2,081,411
AngioDynamics, Inc. (A)	4,731	86,908
Antares Pharma, Inc. (A)	21,358	69,200
Apyx Medical Corp. (A)	4,630	32,919
Asahi Intecc Company, Ltd.	27,100	604,400
AtriCure, Inc. (A)	4,726	129,445
Atrion Corp.	181	140,664
Avanos Medical, Inc. (A)	19,042	631,814
Axogen, Inc. (A)	4,414	69,962
Axonics Modulation Technologies, Inc. (A)	2,000	66,540
Baxter International, Inc.	74,076	6,514,984
Becton, Dickinson and Company	42,113	10,693,333

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
BioMerieux	6,238	$507,087
BioSig Technologies, Inc. (A)(C)	2,366	16,728
Boston Scientific Corp. (A)	217,119	9,277,495
Cantel Medical Corp.	9,945	914,244
Cardiovascular Systems, Inc. (A)	4,361	211,203
Carl Zeiss Meditec AG, Bearer Shares	4,412	509,873
Cerus Corp. (A)	17,862	95,919
Cochlear, Ltd.	8,893	1,301,998
Coloplast A/S, B Shares	18,243	2,174,733
Conformis, Inc. (A)	8,566	18,331
CONMED Corp.	3,446	347,253
Corindus Vascular Robotics, Inc. (A)	12,170	51,723
CryoLife, Inc. (A)	4,633	124,164
CryoPort, Inc. (A)	3,551	77,270
Cutera, Inc. (A)	1,961	56,614
CytoSorbents Corp. (A)	4,414	19,686
Danaher Corp.	98,364	13,976,541
Demant A/S (A)	17,287	523,776
DENTSPLY SIRONA, Inc.	36,530	1,905,040
Edwards Lifesciences Corp. (A)	32,553	7,221,558
Fisher & Paykel Healthcare Corp., Ltd.	51,199	536,457
GenMark Diagnostics, Inc. (A)	7,427	44,488
Glaukos Corp. (A)	4,534	291,582
Globus Medical, Inc., Class A (A)	30,598	1,562,640
Haemonetics Corp. (A)	20,515	2,739,368
Hartalega Holdings BHD	152,100	185,364
Heska Corp. (A)	903	63,382
Hill-Rom Holdings, Inc.	18,276	1,967,960
Hologic, Inc. (A)	41,850	2,066,135
Hoya Corp.	53,100	4,317,222
ICU Medical, Inc. (A)	4,570	739,198
IDEXX Laboratories, Inc. (A)	13,428	3,890,629
Inogen, Inc. (A)	7,264	336,832
Integer Holdings Corp. (A)	4,130	299,012
Integra LifeSciences Holdings Corp. (A)	19,417	1,165,408
IntriCon Corp. (A)	1,160	20,184
Intuitive Surgical, Inc. (A)	18,025	9,216,904
Invacare Corp.	4,790	23,184
iRhythm Technologies, Inc. (A)	3,163	240,768
Koninklijke Philips NV	249,520	11,760,950
Lantheus Holdings, Inc. (A)	4,878	106,145
LeMaitre Vascular, Inc.	2,141	67,784
LivaNova PLC (A)	19,397	1,505,789
Masimo Corp. (A)	13,436	2,059,067
Medtronic PLC	209,320	22,583,535
Meridian Bioscience, Inc.	5,571	51,420
Merit Medical Systems, Inc. (A)	6,820	237,200
Mesa Laboratories, Inc.	429	94,908
Misonix, Inc. (A)	1,062	20,794
Natus Medical, Inc. (A)	4,318	119,522
Neogen Corp. (A)	6,548	461,765
Neuronetics, Inc. (A)	1,932	20,614
Nevro Corp. (A)	3,770	315,662
Novocure, Ltd. (A)	10,795	980,834
NuVasive, Inc. (A)	20,802	1,321,343
Olympus Corp.	162,124	1,895,730
OraSure Technologies, Inc. (A)	8,081	53,335
Orthofix Medical, Inc. (A)	2,312	117,542
OrthoPediatrics Corp. (A)	1,143	36,793
Pulse Biosciences, Inc. (A)(C)	1,674	20,071
Quidel Corp. (A)	4,532	285,743
ResMed, Inc.	22,388	3,118,648
Rockwell Medical, Inc. (A)	8,131	20,815
RTI Surgical Holdings, Inc. (A)	7,990	25,408
SeaSpine Holdings Corp. (A)	2,361	25,947
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Senseonics Holdings, Inc. (A)(C)	15,129	$15,432
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	273,200	281,243
Shockwave Medical, Inc. (A)	858	35,907
SI-BONE, Inc. (A)	2,176	42,301
Siemens Healthineers AG (B)	16,468	647,722
Sientra, Inc. (A)	3,426	23,400
Silk Road Medical, Inc. (A)	911	39,255
Smith & Nephew PLC	137,822	3,302,612
Sonova Holding AG	8,443	1,962,318
STAAR Surgical Company (A)	5,734	172,651
STERIS PLC	23,142	3,573,125
Straumann Holding AG	1,571	1,235,100
Stryker Corp.	48,349	10,668,690
Surmodics, Inc. (A)	1,730	81,414
Sysmex Corp.	23,300	1,484,979
Tactile Systems Technology, Inc. (A)	2,326	117,323
Tandem Diabetes Care, Inc. (A)	7,060	511,356
Teleflex, Inc.	7,206	2,622,408
Terumo Corp.	89,846	2,607,086
The Cooper Companies, Inc.	7,726	2,393,129
Top Glove Corp. BHD	154,400	174,199
TransEnterix, Inc. (A)	25,213	23,088
TransMedics Group, Inc. (A)	920	22,034
Utah Medical Products, Inc.	493	48,472
Varex Imaging Corp. (A)	4,833	127,350
Varian Medical Systems, Inc. (A)	14,199	1,504,100
ViewRay, Inc. (A)(C)	9,033	35,590
West Pharmaceutical Services, Inc.	20,113	2,925,637
Wright Medical Group NV (A)	16,042	334,476
Zimmer Biomet Holdings, Inc.	31,975	4,450,920
Zynex, Inc. (C)	2,223	19,874
		207,843,586
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (A)	24,276	642,343
Addus HomeCare Corp. (A)	1,341	117,981
Alfresa Holdings Corp.	26,200	592,593
Amedisys, Inc. (A)	11,977	1,541,560
AmerisourceBergen Corp.	24,282	1,997,680
AMN Healthcare Services, Inc. (A)	5,836	340,822
Anthem, Inc.	40,155	10,501,336
Bangkok Dusit Medical Services PCL	22,600	17,404
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	1,201,612	925,327
BioTelemetry, Inc. (A)	4,255	168,711
Brookdale Senior Living, Inc. (A)	23,885	195,379
Bumrungrad Hospital PCL, Foreign Quota Shares	30,900	139,650
Cardinal Health, Inc.	46,536	2,007,098
Catasys, Inc. (A)(C)	1,023	14,363
Celltrion Healthcare Company, Ltd. (A)	7,011	258,181
Centene Corp. (A)	64,538	3,008,762
Chemed Corp.	4,363	1,873,603
Cigna Corp.	59,244	9,121,799
Community Health Systems, Inc. (A)	11,905	29,643
CorVel Corp. (A)	1,138	95,854
Covetrus, Inc. (A)	26,292	349,421
Cross Country Healthcare, Inc. (A)	5,041	51,670
CVS Health Corp.	202,824	12,356,038
DaVita, Inc. (A)	19,745	1,113,026
Diplomat Pharmacy, Inc. (A)	7,776	45,179
Encompass Health Corp.	27,055	1,644,673
Enzo Biochem, Inc. (A)	6,559	21,317
Fresenius Medical Care AG & Company KGaA	23,825	1,603,375

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Fresenius SE & Company KGaA	46,063	$2,239,140
Hanger, Inc. (A)	4,707	88,868
HCA Healthcare, Inc.	41,686	5,010,657
HealthEquity, Inc. (A)	26,695	1,584,615
Henry Schein, Inc. (A)	23,275	1,434,206
Humana, Inc.	21,083	5,970,916
IHH Healthcare BHD	222,209	305,447
Laboratory Corp. of America Holdings (A)	15,379	2,576,905
LHC Group, Inc. (A)	3,829	453,737
Life Healthcare Group Holdings, Ltd.	194,059	291,977
Magellan Health, Inc. (A)	2,768	174,412
McKesson Corp.	29,658	4,100,812
Medipal Holdings Corp.	25,400	539,155
MEDNAX, Inc. (A)	23,685	499,280
Molina Healthcare, Inc. (A)	17,139	2,232,869
National HealthCare Corp.	1,537	124,190
National Research Corp.	1,555	99,567
Netcare, Ltd.	162,073	174,116
NMC Health PLC (C)	14,858	453,564
Notre Dame Intermedica Participacoes SA	44,900	608,064
Option Care Health, Inc. (A)	17,381	60,834
Owens & Minor, Inc.	8,682	44,105
Patterson Companies, Inc.	33,260	556,107
PetIQ, Inc. (A)	2,470	78,200
Quest Diagnostics, Inc.	20,980	2,147,723
R1 RCM, Inc. (A)	13,101	152,758
RadNet, Inc. (A)	5,554	77,256
Ramsay Health Care, Ltd.	21,764	961,268
Ryman Healthcare, Ltd.	35,902	294,466
Select Medical Holdings Corp. (A)	14,127	229,140
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	109,300	206,019
Sinopharm Group Company, Ltd., H Shares	159,100	574,194
Sonic Healthcare, Ltd.	69,255	1,370,928
Surgery Partners, Inc. (A)	3,509	22,598
Suzuken Company, Ltd.	10,000	536,901
Tenet Healthcare Corp. (A)	36,024	779,920
The Ensign Group, Inc.	6,454	322,055
The Joint Corp. (A)	1,801	30,221
The Providence Service Corp. (A)	1,520	85,439
Tivity Health, Inc. (A)(C)	6,127	111,879
Triple-S Management Corp., Class B (A)	3,001	61,581
UnitedHealth Group, Inc.	148,375	34,719,750
Universal Health Services, Inc., Class B	12,940	1,870,865
US Physical Therapy, Inc.	1,592	212,564
WellCare Health Plans, Inc. (A)	7,855	2,126,663
		127,370,719
Health care technology – 0.1%
Alibaba Health Information Technology, Ltd. (A)	471,100	445,196
Allscripts Healthcare Solutions, Inc. (A)	66,644	605,128
Castlight Health, Inc., B Shares (A)	13,937	19,651
Cerner Corp.	50,807	3,501,110
Computer Programs & Systems, Inc.	1,713	36,230
Evolent Health, Inc., Class A (A)	9,391	64,516
HealthStream, Inc. (A)	3,397	85,842
HMS Holdings Corp. (A)	11,093	405,227
Inovalon Holdings, Inc., Class A (A)(C)	9,033	152,838
Inspire Medical Systems, Inc. (A)	1,684	117,055
M3, Inc.	58,700	1,244,084
Medidata Solutions, Inc. (A)	17,041	1,560,615
NextGen Healthcare, Inc. (A)	6,906	98,134
Omnicell, Inc. (A)	5,208	373,934
OptimizeRx Corp. (A)	1,693	27,782
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Simulations Plus, Inc.	1,633	$58,968
Tabula Rasa HealthCare, Inc. (A)	2,509	142,511
Teladoc Health, Inc. (A)(C)	9,101	526,766
Vocera Communications, Inc. (A)	3,890	89,276
		9,554,863
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (A)(C)	3,572	67,118
Agilent Technologies, Inc.	42,515	3,023,242
Bio-Rad Laboratories, Inc., Class A (A)	5,483	1,851,664
Bio-Techne Corp.	10,366	1,985,815
Cambrex Corp. (A)	4,338	259,976
Charles River Laboratories International, Inc. (A)	13,344	1,750,733
ChromaDex Corp. (A)	5,770	22,561
Codexis, Inc. (A)	6,728	94,394
Eurofins Scientific SE (C)	1,738	796,062
Fluidigm Corp. (A)	8,907	49,701
Genscript Biotech Corp. (A)	123,400	275,613
Illumina, Inc. (A)	19,778	5,564,343
IQVIA Holdings, Inc. (A)	21,230	3,293,835
Lonza Group AG (A)	11,359	4,031,705
Luminex Corp.	5,386	110,413
Medpace Holdings, Inc. (A)	3,529	285,531
Mettler-Toledo International, Inc. (A)	3,337	2,191,708
NanoString Technologies, Inc. (A)	4,249	108,265
NeoGenomics, Inc. (A)	11,198	279,726
Pacific Biosciences of California, Inc. (A)	18,262	101,354
PerkinElmer, Inc.	14,924	1,234,215
PRA Health Sciences, Inc. (A)	16,174	1,598,638
QIAGEN NV (A)	25,302	881,760
Quanterix Corp. (A)	1,285	33,834
Samsung Biologics Company, Ltd. (A)(B)	2,314	515,011
Sartorius Stedim Biotech	4,185	647,756
Syneos Health, Inc. (A)	24,701	1,297,544
Thermo Fisher Scientific, Inc.	53,816	15,448,421
Waters Corp. (A)	9,348	1,980,748
WuXi AppTec Company, Ltd., H Shares (B)	20,280	226,973
Wuxi Biologics Cayman, Inc. (A)(B)	74,200	778,763
		50,787,422
Pharmaceuticals – 4.5%
AcelRx Pharmaceuticals, Inc. (A)(C)	11,283	26,289
Aerie Pharmaceuticals, Inc. (A)	5,451	118,069
Akorn, Inc. (A)	12,361	35,723
Allergan PLC	43,588	6,961,875
Amneal Pharmaceuticals, Inc. (A)	12,299	31,362
Amphastar Pharmaceuticals, Inc. (A)	4,708	105,742
ANI Pharmaceuticals, Inc. (A)	1,191	78,011
Arvinas, Inc. (A)	2,367	61,566
Aspen Pharmacare Holdings, Ltd.	55,689	289,339
Assertio Therapeutics, Inc. (A)	8,932	12,862
Astellas Pharma, Inc.	262,100	3,617,891
AstraZeneca PLC	200,102	17,873,398
Aurora Cannabis, Inc. (A)(C)	128,165	706,573
Axsome Therapeutics, Inc. (A)	3,152	80,218
Bausch Health Companies, Inc. (A)	58,288	1,242,024
Bayer AG	103,017	7,656,608
BioDelivery Sciences International, Inc. (A)	11,169	47,915
Bristol-Myers Squibb Company	231,385	11,122,677
Canopy Growth Corp. (A)(C)	37,777	892,643
Cara Therapeutics, Inc. (A)(C)	4,432	103,886
Catalent, Inc. (A)	39,881	2,103,324
Celltrion Pharm, Inc. (A)	2,135	58,532
Chiasma, Inc. (A)	3,738	19,363

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
China Medical System Holdings, Ltd.	183,500	$228,185
China Resources Pharmaceutical Group, Ltd. (B)	208,500	214,913
China Traditional Chinese Medicine Holdings Company, Ltd.	308,400	144,431
Chugai Pharmaceutical Company, Ltd.	31,200	2,228,323
Collegium Pharmaceutical, Inc. (A)	4,320	50,026
Corcept Therapeutics, Inc. (A)	12,558	158,356
Corium International, Inc. (A)(D)	3,584	645
CorMedix, Inc. (A)(C)	3,242	24,899
Cronos Group, Inc. (A)(C)	33,761	372,502
CSPC Pharmaceutical Group, Ltd.	627,100	1,249,471
Cymabay Therapeutics, Inc. (A)	9,156	54,204
Daiichi Sankyo Company, Ltd.	79,000	5,210,314
Dermira, Inc. (A)	6,180	49,502
Eisai Company, Ltd.	35,154	1,793,941
Elanco Animal Health, Inc. (A)	1,002	26,072
Elanco Animal Health, Inc. (A)(D)	6,772	171
Eli Lilly & Company	122,224	13,807,645
Eloxx Pharmaceuticals, Inc. (A)	3,293	20,417
Endo International PLC (A)	29,028	68,796
Evolus, Inc. (A)(C)	1,540	26,550
GlaxoSmithKline PLC	783,926	16,336,518
H Lundbeck A/S	10,653	387,278
Hanmi Pharm Company, Ltd.	899	208,758
Hanmi Science Company, Ltd.	1,863	63,006
Hisamitsu Pharmaceutical Company, Inc. (C)	7,300	294,881
Hutchison China MediTech, Ltd., ADR (A)	8,100	176,499
Hypera SA	49,379	383,608
Innoviva, Inc. (A)	8,251	95,629
Intersect ENT, Inc. (A)	3,989	65,340
Intra-Cellular Therapies, Inc. (A)	5,954	50,966
Ipsen SA	5,718	601,021
Johnson & Johnson	375,575	48,208,807
Kalbe Farma Tbk PT	1,577,910	187,923
Kyowa Kirin Company, Ltd.	33,728	617,020
Lannett Company, Inc. (A)(C)	4,370	45,011
Luye Pharma Group, Ltd. (B)	154,100	119,307
Mallinckrodt PLC (A)(C)	33,867	87,716
Marinus Pharmaceuticals, Inc. (A)	7,156	8,229
Merck & Company, Inc.	364,201	31,492,460
Merck KGaA	14,242	1,525,828
Mitsubishi Tanabe Pharma Corp.	31,000	341,771
Mylan NV (A)	72,916	1,419,675
MyoKardia, Inc. (A)	5,691	306,005
Nektar Therapeutics (A)	24,657	433,223
Novartis AG	330,686	29,812,881
Novo Nordisk A/S, B Shares	265,780	13,847,768
Ocular Therapeutix, Inc. (A)(C)	5,480	23,509
Odonate Therapeutics, Inc. (A)	1,095	33,737
Omeros Corp. (A)(C)	6,103	112,844
Ono Pharmaceutical Company, Ltd.	53,000	977,460
Optinose, Inc. (A)(C)	3,824	29,292
Orion OYJ, Class B	3,812	141,673
Otsuka Holdings Company, Ltd.	54,400	2,235,526
Pacira BioSciences, Inc. (A)	5,212	194,095
Perrigo Company PLC	17,698	827,912
Pfizer, Inc.	785,340	27,918,837
Phibro Animal Health Corp., Class A	2,679	55,321
Prestige Consumer Healthcare, Inc. (A)	20,835	664,220
Reata Pharmaceuticals, Inc., Class A (A)	2,583	199,149
Recordati SpA	9,616	421,924
resTORbio, Inc. (A)	2,206	21,222
Revance Therapeutics, Inc. (A)	5,890	62,434
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Richter Gedeon NYRT	21,599	$360,182
Roche Holding AG	107,147	29,279,011
Sanofi	170,358	14,635,054
Santen Pharmaceutical Company, Ltd.	51,000	891,756
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	70,500	208,802
Shionogi & Company, Ltd.	37,563	2,010,574
SIGA Technologies, Inc. (A)	7,339	36,842
Sihuan Pharmaceutical Holdings Group, Ltd.	514,000	91,504
Sino Biopharmaceutical, Ltd.	930,350	1,378,471
SSY Group, Ltd.	203,300	179,278
Sumitomo Dainippon Pharma Company, Ltd.	22,200	386,966
Supernus Pharmaceuticals, Inc. (A)	6,362	171,965
Taisho Pharmaceutical Holdings Company, Ltd.	5,000	347,627
Takeda Pharmaceutical Company, Ltd.	206,928	6,976,762
Teva Pharmaceutical Industries, Ltd., ADR (A)	146,836	1,013,168
TherapeuticsMD, Inc. (A)(C)	26,175	75,646
Theravance Biopharma, Inc. (A)	5,836	128,567
Tong Ren Tang Technologies Company, Ltd., H Shares	72,300	78,385
Tricida, Inc. (A)(C)	2,854	99,576
UCB SA	34,908	2,609,016
Vifor Pharma AG	6,945	1,104,917
WaVe Life Sciences, Ltd. (A)(C)	2,988	68,724
Xeris Pharmaceuticals, Inc. (A)	3,782	43,833
Yuhan Corp.	1,245	236,334
Zoetis, Inc.	67,709	8,559,772
Zogenix, Inc. (A)	5,472	233,600
Zynerba Pharmaceuticals, Inc. (A)(C)	2,844	30,402
		331,248,270
		857,115,885
Industrials – 9.2%
Aerospace and defense – 1.3%
AAR Corp.	4,305	184,943
Aerojet Rocketdyne Holdings, Inc. (A)	9,292	485,321
Aerovironment, Inc. (A)	2,760	142,223
Airbus SE	88,386	12,179,000
Arconic, Inc.	29,648	766,104
Aselsan Elektronik Sanayi Ve Ticaret AS	63,871	200,356
Astronics Corp. (A)	3,129	86,079
AviChina Industry & Technology Company, Ltd., H Shares	331,300	172,850
Axon Enterprise, Inc. (A)	24,220	1,452,473
BAE Systems PLC	504,629	3,355,845
Bombardier, Inc., Class B (A)	393,475	508,320
CAE, Inc.	49,719	1,301,417
Cubic Corp.	3,982	275,833
Curtiss-Wright Corp.	11,707	1,435,746
Dassault Aviation SA	378	537,891
Ducommun, Inc. (A)	1,440	59,299
Embraer SA	91,208	395,359
General Dynamics Corp.	20,163	3,856,577
Huntington Ingalls Industries, Inc.	3,085	644,765
Korea Aerospace Industries, Ltd.	10,203	331,499
Kratos Defense & Security Solutions, Inc. (A)	11,487	229,395
L3Harris Technologies, Inc.	16,441	3,475,792
Leonardo SpA	37,861	465,215
Lockheed Martin Corp.	18,252	7,010,776
Maxar Technologies, Inc. (C)	7,811	55,302
Meggitt PLC	122,078	921,364

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Mercury Systems, Inc. (A)	6,774	$580,058
Moog, Inc., Class A	3,873	314,681
MTU Aero Engines AG	5,728	1,567,464
National Presto Industries, Inc.	643	55,112
Northrop Grumman Corp.	12,608	4,638,105
Park Aerospace Corp.	2,593	43,822
Parsons Corp. (A)	2,364	80,423
Raytheon Company	20,683	3,832,974
Rolls-Royce Holdings PLC (A)	269,067	2,528,764
Safran SA	49,667	7,213,721
Singapore Technologies Engineering, Ltd.	75,200	213,141
Teledyne Technologies, Inc. (A)	9,918	3,060,596
Textron, Inc.	17,284	777,780
Thales SA	16,105	1,862,166
The Boeing Company	38,853	14,145,989
TransDigm Group, Inc.	3,633	1,955,717
Triumph Group, Inc.	6,387	132,722
United Technologies Corp.	60,230	7,844,355
Vectrus, Inc. (A)	1,479	59,840
Wesco Aircraft Holdings, Inc. (A)	6,859	75,449
		91,512,623
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	7,532	152,146
Atlas Air Worldwide Holdings, Inc. (A)	2,997	77,472
Bollore SA	131,615	558,785
C.H. Robinson Worldwide, Inc.	10,725	906,155
Deutsche Post AG	109,280	3,586,086
Echo Global Logistics, Inc. (A)	3,628	72,705
Expeditors International of Washington, Inc.	13,508	960,419
FedEx Corp.	18,828	2,986,309
Forward Air Corp.	3,683	229,451
Hub Group, Inc., Class A (A)	4,265	183,651
Hyundai Glovis Company, Ltd.	2,635	348,268
Radiant Logistics, Inc. (A)	5,489	26,786
SG Holdings Company, Ltd.	19,900	531,787
Sinotrans, Ltd., H Shares	274,200	88,227
United Parcel Service, Inc., Class B	54,782	6,500,432
XPO Logistics, Inc. (A)	25,167	1,783,334
Yamato Holdings Company, Ltd.	42,700	738,427
ZTO Express Cayman, Inc., ADR	42,600	873,726
		20,604,166
Airlines – 0.2%
Air China, Ltd., H Shares	250,966	216,595
AirAsia Group BHD	169,546	72,082
Alaska Air Group, Inc.	9,700	579,284
Allegiant Travel Company	1,652	234,567
American Airlines Group, Inc.	31,093	818,057
ANA Holdings, Inc.	16,000	546,682
China Airlines, Ltd.	374,000	110,003
China Eastern Airlines Corp., Ltd., H Shares (A)	196,400	92,207
China Southern Airlines Company, Ltd., H Shares	230,900	129,536
Delta Air Lines, Inc.	46,787	2,707,096
Deutsche Lufthansa AG	26,795	413,000
easyJet PLC	25,300	297,663
Eva Airways Corp.	331,185	149,137
Hawaiian Holdings, Inc.	6,088	148,608
Japan Airlines Company, Ltd.	16,100	502,507
JetBlue Airways Corp. (A)	82,366	1,426,579
Korean Air Lines Company, Ltd.	6,690	122,614
Latam Airlines Group SA	17,967	150,884
Mesa Air Group, Inc. (A)	2,968	19,173
Singapore Airlines, Ltd.	27,140	172,711
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
SkyWest, Inc.	6,366	$364,517
Southwest Airlines Company	38,386	2,008,356
Spirit Airlines, Inc. (A)	8,677	325,735
Turk Hava Yollari AO (A)	102,580	199,406
United Airlines Holdings, Inc. (A)	17,359	1,463,537
		13,270,536
Building products – 0.5%
AAON, Inc.	5,209	249,876
Advanced Drainage Systems, Inc.	4,644	145,775
AGC, Inc.	25,584	737,339
Allegion PLC	13,397	1,289,729
American Woodmark Corp. (A)	1,965	161,857
AO Smith Corp.	20,127	936,308
Apogee Enterprises, Inc.	3,367	124,343
Armstrong Flooring, Inc. (A)	3,186	21,569
Assa Abloy AB, B Shares	167,788	3,502,433
Builders FirstSource, Inc. (A)	14,637	284,690
Caesarstone, Ltd.	3,097	46,424
Cie de Saint-Gobain	74,809	2,697,385
Continental Building Products, Inc. (A)	4,431	111,395
Cornerstone Building Brands, Inc. (A)	6,127	28,736
CSW Industrials, Inc.	1,876	127,962
Daikin Industries, Ltd.	34,700	4,290,503
Fortune Brands Home & Security, Inc.	19,947	1,018,494
Geberit AG	5,615	2,559,879
Gibraltar Industries, Inc. (A)	4,159	167,483
Griffon Corp.	4,785	83,498
Insteel Industries, Inc.	2,516	47,049
JELD-WEN Holding, Inc. (A)	8,664	149,541
Johnson Controls International PLC	113,480	4,844,461
KCC Corp.	834	155,443
Kingspan Group PLC	24,608	1,123,387
Lennox International, Inc.	9,656	2,450,500
LIXIL Group Corp.	37,100	607,026
Masco Corp.	41,861	1,704,999
Masonite International Corp. (A)	3,189	170,261
Patrick Industries, Inc. (A)	2,916	105,384
PGT Innovations, Inc. (A)	7,228	115,648
Quanex Building Products Corp.	4,325	74,477
Resideo Technologies, Inc. (A)	33,582	462,760
Simpson Manufacturing Company, Inc.	5,648	362,602
TOTO, Ltd.	19,800	715,527
Trex Company, Inc. (A)	23,474	2,007,731
Universal Forest Products, Inc.	7,601	297,199
		33,979,673
Commercial services and supplies – 0.6%
ABM Industries, Inc.	8,416	313,580
ACCO Brands Corp.	13,176	122,142
Advanced Disposal Services, Inc. (A)	9,193	298,037
Brady Corp., Class A	5,995	283,024
Brambles, Ltd.	245,632	1,866,964
BrightView Holdings, Inc. (A)	4,029	73,852
Casella Waste Systems, Inc., Class A (A)	5,727	260,579
CECO Environmental Corp. (A)	4,286	29,788
China Everbright International, Ltd.	490,500	384,295
Cimpress NV (A)	2,803	321,476
Cintas Corp.	11,622	3,065,884
Clean Harbors, Inc. (A)	13,916	1,023,522
Copart, Inc. (A)	27,665	2,085,664
Country Garden Services Holdings Company, Ltd.	161,400	465,553
Covanta Holding Corp.	15,116	259,995
Dai Nippon Printing Company, Ltd.	33,500	724,128
Deluxe Corp.	17,545	808,474
Edenred	36,166	1,761,070

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Ennis, Inc.	3,528	$70,948
G4S PLC	243,626	516,472
Greentown Service Group Company, Ltd.	147,000	134,007
Healthcare Services Group, Inc.	29,766	671,223
Heritage-Crystal Clean, Inc. (A)	2,072	50,764
Herman Miller, Inc.	23,639	999,457
HNI Corp.	17,448	544,203
Interface, Inc.	7,759	85,737
ISS A/S	23,856	606,149
Kimball International, Inc., Class B	4,896	85,925
Knoll, Inc.	6,348	146,385
Matthews International Corp., Class A	4,007	117,445
McGrath RentCorp	3,077	197,020
Mobile Mini, Inc.	5,773	180,464
MSA Safety, Inc.	14,109	1,490,334
Park24 Company, Ltd.	16,000	328,190
PICO Holdings, Inc. (A)	3,295	31,731
Pitney Bowes, Inc.	23,535	83,785
Quad/Graphics, Inc.	4,471	40,194
Rentokil Initial PLC	290,275	1,594,954
Republic Services, Inc.	29,564	2,638,587
Rollins, Inc.	20,224	663,549
RR Donnelley & Sons Company	10,551	25,533
S-1 Corp.	2,326	193,827
Secom Company, Ltd.	29,094	2,478,982
Securitas AB, B Shares	51,925	778,653
Societe BIC SA	3,765	240,585
Sohgo Security Services Company, Ltd.	9,800	493,756
SP Plus Corp. (A)	2,942	101,528
Steelcase, Inc., Class A	11,138	172,973
Stericycle, Inc. (A)	23,422	1,051,414
Team, Inc. (A)	3,928	64,733
Tetra Tech, Inc.	21,926	1,778,637
The Brink's Company	19,992	1,504,398
Toppan Printing Company, Ltd.	39,000	621,220
UniFirst Corp.	1,908	373,796
US Ecology, Inc.	2,852	172,746
Viad Corp.	2,515	162,544
VSE Corp.	1,257	40,023
Waste Management, Inc.	53,610	6,398,354
		42,079,252
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	43,546	1,647,849
AECOM (A)	43,067	1,528,017
Aegion Corp. (A)	4,138	81,684
Ameresco, Inc., Class A (A)	3,018	43,459
Arcosa, Inc.	6,205	201,600
Argan, Inc.	1,836	75,845
Bouygues SA	33,855	1,286,007
China Communications Construction Company, Ltd., H Shares	593,865	459,667
China Communications Services Corp., Ltd., H Shares	319,200	178,288
China Railway Construction Corp., Ltd., H Shares	262,100	282,471
China Railway Group, Ltd., H Shares	510,200	333,136
China State Construction International Holdings, Ltd.	271,900	244,703
CIMIC Group, Ltd.	15,306	319,393
Comfort Systems USA, Inc.	4,612	178,300
Construction Partners, Inc., Class A (A)	1,770	29,187
Daelim Industrial Company, Ltd.	3,939	317,969
Daewoo Engineering & Construction Company, Ltd. (A)	27,245	94,121
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Dycom Industries, Inc. (A)	12,502	$556,339
Eiffage SA	11,819	1,224,724
EMCOR Group, Inc.	22,392	1,957,956
Ferrovial SA	80,516	2,291,778
Fluor Corp.	38,298	676,726
Gamuda BHD	178,400	152,438
Granite Construction, Inc.	18,780	534,103
Great Lakes Dredge & Dock Corp. (A)	7,875	85,365
GS Engineering & Construction Corp.	8,496	227,723
HDC Hyundai Development Co-Engineering & Construction, Series E	3,764	111,534
HOCHTIEF AG	2,736	298,365
Hyundai Engineering & Construction Company, Ltd.	10,955	375,208
IES Holdings, Inc. (A)	1,254	23,663
IJM Corp. BHD	281,000	152,006
Jacobs Engineering Group, Inc.	25,146	2,234,474
JGC Corp.	30,900	358,318
Kajima Corp.	63,300	769,440
MasTec, Inc. (A)	24,486	1,539,435
Metallurgical Corp. of China, Ltd., H Shares	388,800	86,672
MYR Group, Inc. (A)	2,128	61,010
Northwest Pipe Company (A)	1,406	32,338
NV5 Global, Inc. (A)	1,307	80,681
Obayashi Corp.	91,300	840,229
Primoris Services Corp.	5,706	111,495
Quanta Services, Inc.	31,135	1,055,477
Samsung Engineering Company, Ltd. (A)	22,110	283,592
Shimizu Corp.	83,000	691,404
Sinopec Engineering Group Company, Ltd., H Shares	186,100	121,351
Skanska AB, B Shares	56,949	1,068,637
SNC-Lavalin Group, Inc.	33,364	411,224
Sterling Construction Company, Inc. (A)	3,548	39,702
Taisei Corp.	28,300	1,000,131
Tutor Perini Corp. (A)	5,058	50,529
Valmont Industries, Inc.	5,982	810,561
Vinci SA	77,161	8,430,398
WillScot Corp. (A)	6,669	93,033
WSP Global, Inc.	20,135	1,090,079
		37,229,834
Electrical equipment – 0.7%
ABB, Ltd.	281,291	5,349,071
Acuity Brands, Inc.	10,922	1,369,728
Allied Motion Technologies, Inc.	1,005	32,371
American Superconductor Corp. (A)	3,091	23,708
AMETEK, Inc.	37,614	3,232,171
Atkore International Group, Inc. (A)	5,898	171,101
AZZ, Inc.	3,322	137,099
Bloom Energy Corp., Class A (A)(C)	7,186	32,193
Eaton Corp. PLC	69,848	5,638,131
Emerson Electric Company	101,465	6,046,299
Encore Wire Corp.	2,619	141,400
EnerSys	17,210	963,760
Fuji Electric Company, Ltd.	17,900	509,347
Fullshare Holdings, Ltd. (A)	1,231,400	32,779
Generac Holdings, Inc. (A)	7,739	603,565
Hubbell, Inc.	14,919	1,956,478
Legrand SA	40,372	2,850,355
Melrose Industries PLC	769,824	1,701,494
Mitsubishi Electric Corp.	255,418	3,074,319
Nidec Corp.	31,200	4,059,891
nVent Electric PLC	43,464	880,581

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Plug Power, Inc. (A)(C)	29,798	$64,662
Powell Industries, Inc.	1,205	43,766
Preformed Line Products Company	499	25,574
Prysmian SpA	22,550	494,876
Regal Beloit Corp.	11,718	830,806
Rockwell Automation, Inc.	19,540	2,985,517
Schneider Electric SE	82,066	6,874,167
Schneider Electric SE (Euronext London Exchange)	1,474	123,167
Shanghai Electric Group Company, Ltd., H Shares	341,436	107,428
Siemens Gamesa Renewable Energy SA	39,731	542,265
Sunrun, Inc. (A)	14,121	216,475
Thermon Group Holdings, Inc. (A)	4,271	92,894
TPI Composites, Inc. (A)	3,761	66,344
Vestas Wind Systems A/S	30,088	2,212,516
Vicor Corp. (A)	2,303	70,218
Vivint Solar, Inc. (A)(C)	5,878	47,377
WEG SA	109,698	596,041
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	104,400	122,646
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	72,400	287,414
		54,609,994
Industrial conglomerates – 1.1%
3M Company	88,333	14,285,213
Aboitiz Equity Ventures, Inc.	239,920	248,303
Alfa SAB de CV, Class A	440,600	377,472
Alliance Global Group, Inc.	486,000	118,542
Ayala Corp.	34,315	609,391
Carlisle Companies, Inc.	15,618	2,263,985
CITIC, Ltd.	778,333	920,213
CJ Corp.	2,067	139,306
CK Hutchison Holdings, Ltd.	429,972	3,737,670
DCC PLC	15,454	1,317,029
DMCI Holdings, Inc.	485,000	84,293
Far Eastern New Century Corp.	488,133	442,901
Fosun International, Ltd.	348,500	446,723
General Electric Company	1,336,395	11,025,259
Grupo Carso SAB de CV, Series A1	66,400	191,598
GT Capital Holdings, Inc.	11,698	203,952
HAP Seng Consolidated BHD	60,900	143,608
Honeywell International, Inc.	111,521	18,358,587
Jardine Matheson Holdings, Ltd.	35,132	1,910,392
Jardine Strategic Holdings, Ltd.	35,300	1,116,097
JG Summit Holdings, Inc.	348,610	481,570
Keihan Holdings Company, Ltd.	13,000	544,345
Keppel Corp., Ltd.	71,531	300,627
KOC Holding AS	140,755	423,512
LG Corp.	13,417	789,280
Lotte Corp.	3,902	107,640
NWS Holdings, Ltd.	247,230	425,002
Raven Industries, Inc.	4,598	134,124
Roper Technologies, Inc.	15,913	5,836,252
Samsung C&T Corp.	12,015	858,198
Sembcorp Industries, Ltd.	50,200	74,757
Shanghai Industrial Holdings, Ltd.	64,270	125,071
Siemens AG	84,513	8,451,498
Sime Darby BHD	284,400	154,638
SK Holdings Company, Ltd.	4,956	819,511
SM Investments Corp.	29,135	574,065
Smiths Group PLC	62,156	1,266,637
The Bidvest Group, Ltd.	40,652	478,978
Toshiba Corp.	77,400	2,402,266
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Turkiye Sise ve Cam Fabrikalari AS	125,320	$93,315
		82,281,820
Machinery – 1.5%
Actuant Corp., Class A	7,062	156,847
AGCO Corp.	17,652	1,220,106
Airtac International Group	19,000	195,473
Alamo Group, Inc.	1,241	141,697
Albany International Corp., Class A	3,686	303,063
Alfa Laval AB	52,844	974,299
Alstom SA	23,474	1,003,664
Altra Industrial Motion Corp.	8,197	213,040
Amada Holdings Company, Ltd.	47,800	496,872
ANDRITZ AG	12,453	438,434
Astec Industries, Inc.	2,962	81,751
Atlas Copco AB, A Shares	112,337	3,358,693
Atlas Copco AB, B Shares	65,755	1,754,547
Barnes Group, Inc.	6,059	271,746
Blue Bird Corp. (A)	2,076	37,866
Briggs & Stratton Corp.	5,418	23,406
Caterpillar, Inc.	47,903	5,700,457
Chart Industries, Inc. (A)	4,517	283,848
China Conch Venture Holdings, Ltd.	217,400	722,775
CIRCOR International, Inc. (A)	2,522	86,681
CNH Industrial NV	95,333	983,950
Colfax Corp. (A)(C)	26,060	708,832
Columbus McKinnon Corp.	2,974	96,268
Commercial Vehicle Group, Inc. (A)	4,334	27,521
Crane Company	13,931	1,062,099
CRRC Corp., Ltd., H Shares	580,700	398,610
Cummins, Inc.	12,137	1,811,690
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	5,210	117,765
Daifuku Company, Ltd.	14,200	669,183
Deere & Company	26,553	4,113,325
Donaldson Company, Inc.	34,902	1,687,861
Doosan Bobcat, Inc.	6,985	206,899
Douglas Dynamics, Inc.	2,894	120,853
Dover Corp.	12,173	1,141,097
Energy Recovery, Inc. (A)	4,937	47,741
EnPro Industries, Inc.	2,634	164,046
Epiroc AB, A Shares	109,283	1,135,125
Epiroc AB, B Shares	66,540	660,607
ESCO Technologies, Inc.	3,222	245,291
Evoqua Water Technologies Corp. (A)	9,719	150,256
FANUC Corp.	27,000	4,675,657
Federal Signal Corp.	7,598	225,737
Flowserve Corp.	10,985	468,840
Fortive Corp.	24,701	1,751,301
Franklin Electric Company, Inc.	5,882	269,690
GEA Group AG	16,949	456,854
Graco, Inc.	45,575	2,076,853
Graham Corp.	1,278	23,528
Haitian International Holdings, Ltd.	85,200	159,958
Harsco Corp. (A)	10,197	182,526
Helios Technologies, Inc.	3,773	161,447
Hillenbrand, Inc.	7,841	215,157
Hino Motors, Ltd.	40,500	318,066
Hitachi Construction Machinery Company, Ltd.	15,300	326,107
Hiwin Technologies Corp.	35,169	284,565
Hoshizaki Corp.	7,500	538,893
Hurco Companies, Inc.	965	30,793
Hyster-Yale Materials Handling, Inc.	1,344	73,315
Hyundai Heavy Industries Holdings Company, Ltd.	1,379	377,934

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
IDEX Corp.	6,342	$1,044,591
IHI Corp.	20,600	400,494
Illinois Tool Works, Inc.	25,105	3,762,235
Ingersoll-Rand PLC	20,201	2,446,139
ITT, Inc.	24,030	1,367,788
John Bean Technologies Corp.	3,959	405,085
JTEKT Corp.	29,200	316,037
Kadant, Inc.	1,380	113,560
Kawasaki Heavy Industries, Ltd.	19,900	389,444
Kennametal, Inc.	32,968	985,414
KION Group AG	7,182	348,049
Knorr-Bremse AG	5,259	491,978
Komatsu, Ltd.	129,200	2,735,918
Kone OYJ, B Shares	12,742	737,364
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	5,436	494,456
Kubota Corp.	146,200	2,094,677
Kurita Water Industries, Ltd.	13,689	355,503
LB Foster Company, Class A (A)	1,438	28,631
Lincoln Electric Holdings, Inc.	17,186	1,418,876
Lindsay Corp.	1,382	121,975
Luxfer Holdings PLC	3,558	55,896
Lydall, Inc. (A)	2,317	46,595
Makita Corp.	31,300	920,520
Meritor, Inc. (A)	10,140	170,555
Metso OYJ	3,962	148,716
Milacron Holdings Corp. (A)	8,812	139,670
Miller Industries, Inc.	1,496	46,810
MINEBEA MITSUMI, Inc.	50,900	783,654
MISUMI Group, Inc.	39,600	895,657
Mitsubishi Heavy Industries, Ltd.	44,540	1,671,986
Mueller Industries, Inc.	7,145	188,342
Mueller Water Products, Inc., Class A	19,965	208,834
Nabtesco Corp.	15,800	453,228
Navistar International Corp. (A)	6,335	145,705
NGK Insulators, Ltd.	36,600	490,376
NN, Inc.	5,687	36,511
Nordson Corp.	14,151	1,923,970
NSK, Ltd.	50,800	406,497
Omega Flex, Inc.	376	31,659
Oshkosh Corp.	19,135	1,344,616
PACCAR, Inc.	29,020	1,902,551
Parker-Hannifin Corp.	10,746	1,781,364
Park-Ohio Holdings Corp.	1,265	34,395
Pentair PLC	13,247	475,832
Proto Labs, Inc. (A)	3,424	324,390
RBC Bearings, Inc. (A)	3,066	489,119
REV Group, Inc.	3,580	46,146
Rexnord Corp. (A)	13,335	349,110
Samsung Heavy Industries Company, Ltd. (A)	61,451	393,956
Sandvik AB	189,746	2,725,350
Schindler Holding AG	3,014	684,742
Schindler Holding AG, Participation Certificates	6,224	1,424,675
Sinotruk Hong Kong, Ltd.	93,600	144,017
SKF AB, B Shares	64,158	1,035,776
SMC Corp.	7,996	3,014,523
Snap-on, Inc.	4,641	690,024
Spartan Motors, Inc.	4,781	60,288
Spirax-Sarco Engineering PLC	11,557	1,132,601
SPX Corp. (A)	5,514	209,256
SPX FLOW, Inc. (A)	5,350	180,349
Standex International Corp.	1,601	110,069
Stanley Black & Decker, Inc.	12,693	1,686,392
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Sumitomo Heavy Industries, Ltd.	15,600	$447,638
Techtronic Industries Company, Ltd.	218,500	1,507,151
Tennant Company	2,288	156,476
Terex Corp.	25,176	625,120
The Eastern Company	728	16,060
The Gorman-Rupp Company	2,257	67,417
The Greenbrier Companies, Inc.	4,128	96,141
The Manitowoc Company, Inc. (A)	4,669	58,363
The Timken Company	18,749	753,335
The Toro Company	29,130	2,097,651
The Weir Group PLC	41,228	737,416
THK Company, Ltd.	17,100	396,003
Titan International, Inc.	7,105	18,473
TriMas Corp. (A)	5,787	170,022
Trinity Industries, Inc.	35,533	620,762
Twin Disc, Inc. (A)	1,600	16,176
Volvo AB, B Shares	249,876	3,458,037
Wabash National Corp.	6,921	94,402
Wabtec Corp.	15,250	1,055,453
Wartsila OYJ ABP	16,827	206,777
Watts Water Technologies, Inc., Class A	3,462	317,223
Weichai Power Company, Ltd., H Shares	259,980	396,732
Welbilt, Inc. (A)	16,518	259,993
Woodward, Inc.	15,302	1,650,321
Xylem, Inc.	15,072	1,154,666
Yangzijiang Shipbuilding Holdings, Ltd.	124,900	81,663
		111,153,912
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	580	577,672
A.P. Moller - Maersk A/S, Series B	1,009	1,074,605
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	163,300	92,265
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	346,300	123,434
Costamare, Inc.	6,889	39,887
Eagle Bulk Shipping, Inc. (A)	6,180	28,428
Evergreen Marine Corp. Taiwan, Ltd. (A)	334,748	136,917
Kirby Corp. (A)	14,753	1,085,673
Kuehne + Nagel International AG	8,150	1,187,405
Matson, Inc.	5,459	193,958
MISC BHD	116,200	200,441
Mitsui OSK Lines, Ltd.	16,100	378,284
Nippon Yusen KK	21,200	315,810
Pan Ocean Company, Ltd. (A)	37,739	151,650
Scorpio Bulkers, Inc.	7,583	48,000
		5,634,429
Professional services – 0.7%
51job, Inc., ADR (A)	3,300	237,369
Adecco Group AG	24,142	1,274,477
ASGN, Inc. (A)	20,965	1,309,684
Barrett Business Services, Inc.	936	81,554
BG Staffing, Inc.	1,392	26,086
Bureau Veritas SA	43,132	1,031,805
CBIZ, Inc. (A)	6,469	144,517
CRA International, Inc.	1,101	42,818
Equifax, Inc.	16,578	2,426,688
Experian PLC	143,442	4,411,644
Exponent, Inc.	6,573	465,960
Forrester Research, Inc.	1,395	48,644
Franklin Covey Company (A)	1,351	49,703
FTI Consulting, Inc. (A)	4,760	514,746
GP Strategies Corp. (A)	1,852	23,854
Heidrick & Struggles International, Inc.	2,457	65,233
Huron Consulting Group, Inc. (A)	2,848	174,326
ICF International, Inc.	2,293	194,125

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
IHS Markit, Ltd. (A)	49,914	$3,274,858
InnerWorkings, Inc. (A)	6,821	28,921
Insperity, Inc.	15,193	1,505,019
Intertek Group PLC	25,338	1,679,687
Kelly Services, Inc., Class A	4,200	101,682
Kforce, Inc.	2,916	94,887
Korn Ferry	7,177	280,477
ManpowerGroup, Inc.	16,372	1,338,247
Mistras Group, Inc. (A)	2,550	37,230
Navigant Consulting, Inc.	4,967	138,430
Nielsen Holdings PLC	48,778	1,012,631
Persol Holdings Company, Ltd.	24,800	501,967
Randstad NV	32,325	1,509,336
Recruit Holdings Company, Ltd.	165,500	5,011,374
RELX PLC	252,641	6,062,436
RELX PLC (Euronext Amsterdam Exchange)	56,897	1,360,464
Resources Connection, Inc.	4,119	68,169
Robert Half International, Inc.	16,256	869,208
SEEK, Ltd.	51,244	700,462
SGS SA	806	1,985,382
Teleperformance	8,738	1,908,267
Thomson Reuters Corp.	37,793	2,597,027
TriNet Group, Inc. (A)	5,688	381,835
TrueBlue, Inc. (A)	5,090	98,797
Upwork, Inc. (A)	7,079	102,362
Verisk Analytics, Inc.	22,457	3,627,704
Willdan Group, Inc. (A)	1,332	48,152
Wolters Kluwer NV	75,286	5,419,514
		54,267,758
Road and rail – 1.0%
ArcBest Corp.	3,368	99,726
Aurizon Holdings, Ltd.	306,392	1,218,131
Avis Budget Group, Inc. (A)	25,004	619,349
BTS Group Holdings PCL	25,200	11,106
BTS Group Holdings PCL, Foreign Quota Shares	823,300	362,856
Canadian National Railway Company	132,970	12,244,346
Canadian Pacific Railway, Ltd.	25,837	6,220,946
Central Japan Railway Company	20,088	3,971,895
CJ Logistics Corp. (A)	1,271	150,041
ComfortDelGro Corp., Ltd.	103,300	182,217
Covenant Transportation Group, Inc., Class A (A)	1,879	27,020
CSX Corp.	60,372	4,046,131
Daseke, Inc. (A)	7,217	12,702
DSV A/S	33,866	3,360,370
East Japan Railway Company	42,500	4,044,957
Genesee & Wyoming, Inc., Class A (A)	15,468	1,715,092
Hankyu Hanshin Holdings, Inc.	31,700	1,200,460
Heartland Express, Inc.	6,017	123,770
Hertz Global Holdings, Inc. (A)	12,990	157,309
J.B. Hunt Transport Services, Inc.	6,832	738,129
Kansas City Southern	7,900	993,820
Keikyu Corp.	30,300	555,274
Keio Corp.	14,220	887,871
Keisei Electric Railway Company, Ltd.	17,735	697,429
Kintetsu Group Holdings Company, Ltd.	23,400	1,164,683
Knight-Swift Transportation Holdings, Inc.	34,111	1,164,550
Kyushu Railway Company	22,100	662,669
Landstar System, Inc.	10,988	1,225,382
Localiza Rent a Car SA	75,396	856,467
Marten Transport, Ltd.	5,233	102,933
MTR Corp., Ltd.	243,868	1,411,222
Nagoya Railroad Company, Ltd.	24,600	733,084
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Nippon Express Company, Ltd.	11,080	$571,957
Norfolk Southern Corp.	20,888	3,635,556
Odakyu Electric Railway Company, Ltd.	40,300	913,542
Old Dominion Freight Line, Inc.	17,722	2,902,155
Rumo SA (A)	142,400	759,971
Ryder System, Inc.	14,586	702,608
Saia, Inc. (A)	3,337	285,447
Seibu Holdings, Inc.	28,100	476,856
Tobu Railway Company, Ltd.	26,000	797,575
Tokyu Corp.	69,193	1,236,433
Union Pacific Corp.	55,592	9,003,680
Universal Logistics Holdings, Inc.	1,234	25,852
Werner Enterprises, Inc.	17,693	578,207
West Japan Railway Company	22,600	1,904,028
		74,755,804
Trading companies and distributors – 0.5%
AerCap Holdings NV (A)	35,800	1,919,596
Aircastle, Ltd.	6,604	144,297
Applied Industrial Technologies, Inc.	4,887	260,917
Ashtead Group PLC	74,915	2,079,808
Beacon Roofing Supply, Inc. (A)	8,643	275,539
BlueLinx Holdings, Inc. (A)(C)	1,305	37,440
BMC Stock Holdings, Inc. (A)	8,547	217,350
BOC Aviation, Ltd. (B)	27,200	235,993
Brenntag AG	16,993	820,156
Bunzl PLC	52,728	1,293,275
CAI International, Inc. (A)	2,234	47,316
DXP Enterprises, Inc. (A)	2,132	69,183
EVI Industries, Inc. (C)	641	19,108
Fastenal Company	88,342	2,705,032
Ferguson PLC	36,654	2,703,293
Foundation Building Materials, Inc. (A)	1,996	34,191
GATX Corp.	14,495	1,075,819
GMS, Inc. (A)	4,120	121,375
H&E Equipment Services, Inc.	4,118	100,026
Herc Holdings, Inc. (A)	3,106	128,216
ITOCHU Corp.	188,037	3,746,181
Kaman Corp.	3,521	205,591
Lawson Products, Inc. (A)	641	23,364
Marubeni Corp.	220,400	1,406,658
Mitsubishi Corp.	188,900	4,594,246
Mitsui & Company, Ltd.	231,500	3,621,608
MonotaRO Company, Ltd.	17,500	429,216
MRC Global, Inc. (A)	10,302	129,496
MSC Industrial Direct Company, Inc., Class A	12,309	832,335
NOW, Inc. (A)	43,438	516,478
Posco International Corp.	7,023	106,519
Rush Enterprises, Inc., Class A	3,433	123,966
Rush Enterprises, Inc., Class B	666	24,762
SiteOne Landscape Supply, Inc. (A)	5,199	406,562
Sumitomo Corp.	166,355	2,493,321
Systemax, Inc.	1,641	32,935
Textainer Group Holdings, Ltd. (A)	3,766	30,015
Titan Machinery, Inc. (A)	2,522	37,981
Toyota Tsusho Corp.	29,993	928,909
Transcat, Inc. (A)	1,104	25,646
Triton International, Ltd.	7,225	232,284
United Rentals, Inc. (A)	12,136	1,366,028
Veritiv Corp. (A)	1,809	29,957
W.W. Grainger, Inc.	6,932	1,896,942
Watsco, Inc.	8,821	1,442,675
Willis Lease Finance Corp. (A)	446	27,549
		38,999,154

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure – 0.2%
Aena SME SA (B)	11,184	$2,019,354
Aeroports de Paris	4,481	774,353
Airports of Thailand PCL	4,900	11,510
Airports of Thailand PCL, Foreign Quota Shares	560,700	1,317,049
Atlantia SpA	46,186	1,128,504
Auckland International Airport, Ltd.	87,077	527,845
Bangkok Expressway & Metro PCL	45,100	16,490
Bangkok Expressway & Metro PCL, Foreign Quota Shares	980,500	358,496
Beijing Capital International Airport Company, Ltd., H Shares	226,211	189,594
CCR SA	158,715	622,825
China Merchants Port Holdings Company, Ltd.	178,031	277,321
COSCO SHIPPING Ports, Ltd.	225,108	196,944
Fraport AG Frankfurt Airport Services Worldwide	4,511	377,884
Getlink SE	65,337	919,373
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	51,400	488,623
Grupo Aeroportuario del Sureste SAB de CV, B Shares	30,010	441,926
International Container Terminal Services, Inc.	120,820	315,239
Japan Airport Terminal Company, Ltd.	7,000	278,596
Jasa Marga Persero Tbk PT	161,154	63,559
Jiangsu Expressway Company, Ltd., H Shares	158,055	209,315
Kamigumi Company, Ltd.	14,600	341,906
Malaysia Airports Holdings BHD	100,822	196,979
Promotora y Operadora de Infraestructura SAB de CV	32,250	269,180
SATS, Ltd.	31,800	109,943
Shenzhen International Holdings, Ltd.	126,000	237,873
Sydney Airport	169,736	962,627
Taiwan High Speed Rail Corp.	295,632	356,694
TAV Havalimanlari Holding AS	33,383	135,382
Transurban Group	412,640	4,153,570
Westports Holdings BHD	85,000	84,773
Zhejiang Expressway Company, Ltd., H Shares	190,982	159,525
		17,543,252
		677,922,207
Information technology – 18.0%
Communications equipment – 1.0%
Acacia Communications, Inc. (A)	4,764	300,370
ADTRAN, Inc.	6,118	62,832
Applied Optoelectronics, Inc. (A)(C)	2,649	23,576
Arista Networks, Inc. (A)	12,263	2,779,041
BYD Electronic International Company, Ltd.	91,300	109,285
CalAmp Corp. (A)	4,420	42,432
Calix, Inc. (A)	6,177	37,124
Casa Systems, Inc. (A)	4,447	25,615
Ciena Corp. (A)	39,173	1,603,351
Cisco Systems, Inc.	992,871	46,476,292
Clearfield, Inc. (A)	1,566	16,741
Comtech Telecommunications Corp.	3,070	82,123
Digi International, Inc. (A)	3,827	48,909
Extreme Networks, Inc. (A)	15,196	101,509
F5 Networks, Inc. (A)	13,845	1,782,267
Finisar Corp. (A)(C)	14,935	337,680
Harmonic, Inc. (A)	11,463	75,541
Infinera Corp. (A)	22,957	122,361
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Inseego Corp. (A)(C)	6,068	$26,942
InterDigital, Inc.	12,725	625,688
Juniper Networks, Inc.	79,862	1,849,604
KVH Industries, Inc. (A)	2,266	21,074
Lumentum Holdings, Inc. (A)	30,654	1,709,267
Motorola Solutions, Inc.	38,220	6,914,380
NETGEAR, Inc. (A)	4,027	139,817
NetScout Systems, Inc. (A)	28,633	634,221
Nokia OYJ	212,912	1,053,341
Plantronics, Inc.	13,259	411,957
Ribbon Communications, Inc. (A)	8,054	41,639
Telefonaktiebolaget LM Ericsson, B Shares	513,722	4,019,963
ViaSat, Inc. (A)	15,591	1,236,834
Viavi Solutions, Inc. (A)	29,186	405,394
ZTE Corp., H Shares (A)	101,715	251,813
		73,368,983
Electronic equipment, instruments and components – 1.3%
AAC Technologies Holdings, Inc.	98,100	421,328
Akoustis Technologies, Inc. (A)(C)	3,622	26,513
Alps Alpine Company, Ltd.	29,200	507,962
Amphenol Corp., Class A	69,287	6,065,384
Anixter International, Inc. (A)	3,875	232,384
Arlo Technologies, Inc. (A)	10,175	31,950
Arrow Electronics, Inc. (A)	23,187	1,604,540
AU Optronics Corp.	1,288,851	335,691
Avnet, Inc.	29,092	1,218,664
AVX Corp.	5,922	80,243
Badger Meter, Inc.	3,616	186,513
Bel Fuse, Inc., Class B	1,447	15,917
Belden, Inc.	15,760	718,814
Benchmark Electronics, Inc.	4,834	128,004
China Railway Signal & Communication Corp., Ltd., H Shares (B)	194,500	116,359
Cognex Corp.	46,901	2,114,297
Coherent, Inc. (A)	6,621	959,780
Corning, Inc.	182,016	5,069,146
CTS Corp.	4,142	118,171
Daktronics, Inc.	5,486	39,664
Delta Electronics, Inc.	295,898	1,379,240
ePlus, Inc. (A)	1,717	140,313
Fabrinet (A)	4,609	232,708
FARO Technologies, Inc. (A)	2,223	109,461
Fitbit, Inc., Class A (A)(C)	28,336	87,558
FLIR Systems, Inc.	31,409	1,547,521
Foxconn Technology Company, Ltd.	140,180	282,896
Halma PLC	59,676	1,431,287
Hamamatsu Photonics KK	19,300	665,914
Hexagon AB, B Shares	43,622	1,942,778
Hirose Electric Company, Ltd.	4,530	514,072
Hitachi High-Technologies Corp.	9,600	517,423
Hitachi, Ltd.	134,900	4,601,753
Hon Hai Precision Industry Company, Ltd.	1,896,172	4,476,004
II-VI, Inc. (A)	8,009	300,418
Ingenico Group SA	9,084	900,858
Innolux Corp.	1,270,300	283,999
Insight Enterprises, Inc. (A)	4,516	217,039
IPG Photonics Corp. (A)	8,258	1,021,762
Iteris, Inc. (A)	4,446	24,186
Itron, Inc. (A)	4,379	304,122
Jabil, Inc.	38,103	1,097,747
KEMET Corp.	7,255	121,521
Keyence Corp.	12,703	7,506,195
Keysight Technologies, Inc. (A)	43,644	4,227,358
Kimball Electronics, Inc. (A)	3,372	44,544
Kingboard Holdings, Ltd.	88,600	206,891

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Kingboard Laminates Holdings, Ltd.	147,500	$116,103
Knowles Corp. (A)	10,327	209,432
Kyocera Corp.	44,800	2,658,984
Largan Precision Company, Ltd.	15,590	1,935,841
LG Display Company, Ltd. (A)	32,561	376,348
LG Innotek Company, Ltd.	2,001	163,025
Littelfuse, Inc.	6,767	1,056,126
Methode Electronics, Inc.	4,695	149,019
MTS Systems Corp.	2,282	129,777
Murata Manufacturing Company, Ltd.	80,097	3,329,864
Napco Security Technologies, Inc. (A)	1,480	51,030
National Instruments Corp.	30,678	1,288,476
Nippon Electric Glass Company, Ltd.	11,200	232,055
nLight, Inc. (A)	4,230	54,652
Novanta, Inc. (A)	4,264	319,800
Omron Corp.	26,967	1,331,695
OSI Systems, Inc. (A)	2,109	221,466
PAR Technology Corp. (A)	1,507	34,857
PC Connection, Inc.	1,462	51,506
PCM, Inc. (A)	1,251	43,798
Plexus Corp. (A)	3,785	216,540
Rogers Corp. (A)	2,355	311,849
Samsung Electro-Mechanics Company, Ltd.	7,858	579,070
Samsung SDI Company, Ltd.	7,677	1,585,486
Sanmina Corp. (A)	8,619	249,089
ScanSource, Inc. (A)	3,286	92,862
Shimadzu Corp.	30,900	767,292
Sunny Optical Technology Group Company, Ltd.	95,750	1,318,150
SYNNEX Corp.	11,355	951,663
Synnex Technology International Corp.	200,544	236,146
TDK Corp.	18,100	1,435,931
TE Connectivity, Ltd.	78,133	7,127,292
Tech Data Corp. (A)	14,641	1,357,660
Trimble, Inc. (A)	68,868	2,583,927
TTM Technologies, Inc. (A)	12,812	136,576
Venture Corp., Ltd.	13,400	146,032
Vishay Intertechnology, Inc.	52,960	838,357
Vishay Precision Group, Inc. (A)	1,378	43,063
Walsin Technology Corp.	49,000	246,051
WPG Holdings, Ltd.	222,360	281,426
Yageo Corp.	39,726	286,592
Yaskawa Electric Corp. (C)	33,500	1,122,260
Yokogawa Electric Corp.	31,700	575,118
Zebra Technologies Corp., Class A (A)	14,773	3,028,908
Zhen Ding Technology Holding, Ltd.	67,817	250,574
		93,698,660
IT services – 3.3%
Accenture PLC, Class A	86,450	17,131,797
Adyen NV (A)(B)	2,788	2,021,276
Akamai Technologies, Inc. (A)	22,241	1,982,340
Alliance Data Systems Corp.	6,106	750,733
Amadeus IT Group SA	72,746	5,424,727
Atos SE	14,552	1,100,991
Automatic Data Processing, Inc.	58,990	10,018,862
Brightcove, Inc. (A)	5,162	63,647
Broadridge Financial Solutions, Inc.	15,741	2,037,515
CACI International, Inc., Class A (A)	6,807	1,513,128
Capgemini SE	24,048	2,885,457
Carbonite, Inc. (A)	4,272	51,478
Cardtronics PLC, Class A (A)	4,919	145,701
Cass Information Systems, Inc.	1,838	93,003
CGI, Inc. (A)	45,773	3,589,918
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Cielo SA	160,624	$300,612
Cognizant Technology Solutions Corp., Class A	77,159	4,736,791
Computershare, Ltd.	75,082	777,935
Conduent, Inc. (A)	22,281	145,049
CoreLogic, Inc. (A)	22,083	1,068,817
CSG Systems International, Inc.	4,177	225,057
DXC Technology Company	36,361	1,207,912
Endurance International Group Holdings, Inc. (A)	9,607	48,419
EVERTEC, Inc.	7,679	267,690
Evo Payments, Inc., Class A (A)	4,007	118,928
ExlService Holdings, Inc. (A)	4,286	290,162
Fidelity National Information Services, Inc.	83,259	11,341,541
Fiserv, Inc. (A)	77,235	8,259,511
FleetCor Technologies, Inc. (A)	11,682	3,485,909
Fujitsu, Ltd.	27,300	2,105,332
Gartner, Inc. (A)	12,211	1,632,244
GDS Holdings, Ltd., ADR (A)	7,900	318,686
Global Payments, Inc.	21,237	3,524,917
GMO Payment Gateway, Inc.	5,700	441,012
GTT Communications, Inc. (A)(C)	4,314	41,026
I3 Verticals, Inc., Class A (A)	1,288	29,135
IBM Corp.	120,173	16,287,047
International Money Express, Inc. (A)	1,858	24,228
Itochu Techno-Solutions Corp.	13,000	357,769
Jack Henry & Associates, Inc.	10,464	1,516,861
KBR, Inc.	56,660	1,445,963
Leidos Holdings, Inc.	19,546	1,707,539
Limelight Networks, Inc. (A)	15,483	37,624
LiveRamp Holdings, Inc. (A)	27,557	1,167,315
ManTech International Corp., Class A	3,391	238,319
Mastercard, Inc., Class A	121,818	34,275,931
MAXIMUS, Inc.	25,502	1,962,124
NIC, Inc.	8,428	175,471
Nomura Research Institute, Ltd.	47,000	933,639
NTT Data Corp.	87,300	1,124,438
Obic Company, Ltd.	9,000	1,027,749
Otsuka Corp.	14,400	533,929
Paychex, Inc.	43,353	3,541,940
PayPal Holdings, Inc. (A)	159,247	17,365,885
Paysign, Inc. (A)(C)	3,922	52,123
Perficient, Inc. (A)	4,130	152,149
Perspecta, Inc.	56,279	1,460,440
Presidio, Inc.	6,053	96,969
Sabre Corp.	75,187	1,777,421
Samsung SDS Company, Ltd.	4,852	786,420
Science Applications International Corp.	21,450	1,887,815
Shopify, Inc., Class A (A)	17,965	6,919,642
StarTek, Inc. (A)	2,653	16,528
Sykes Enterprises, Inc. (A)	4,999	144,971
The Hackett Group, Inc.	3,296	53,164
The Western Union Company	58,376	1,291,277
Total System Services, Inc.	22,067	2,961,833
TravelSky Technology, Ltd., H Shares	122,900	246,302
TTEC Holdings, Inc.	1,874	87,909
Tucows, Inc., Class A (A)(C)	1,229	62,015
Unisys Corp. (A)(C)	6,580	43,033
USA Technologies, Inc. (A)(C)	7,781	64,038
VeriSign, Inc. (A)	14,215	2,897,728
Verra Mobility Corp. (A)	12,615	175,601
Virtusa Corp. (A)	3,696	133,573
Visa, Inc., Class A	235,698	42,618,912
WEX, Inc. (A)	11,838	2,421,463
Wirecard AG	12,949	2,074,720

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Wix.com, Ltd. (A)	6,200	$869,550
Worldline SA (A)(B)	12,389	855,661
		243,052,286
Semiconductors and semiconductor equipment – 4.0%
Adesto Technologies Corp. (A)	3,768	38,434
Advanced Energy Industries, Inc. (A)	4,855	250,712
Advanced Micro Devices, Inc. (A)	170,760	5,370,402
Advantest Corp.	27,800	1,138,129
Alpha & Omega Semiconductor, Ltd. (A)	2,844	33,502
Ambarella, Inc. (A)	3,994	223,145
Amkor Technology, Inc. (A)	12,572	110,005
Analog Devices, Inc.	71,191	7,818,908
Applied Materials, Inc.	180,232	8,654,741
Aquantia Corp. (A)	3,646	48,054
ASE Technology Holding Company, Ltd.	523,422	1,190,834
ASM Pacific Technology, Ltd.	48,300	551,955
ASML Holding NV	114,592	25,486,017
Axcelis Technologies, Inc. (A)	4,263	65,267
AXT, Inc. (A)	5,479	18,574
Broadcom, Inc.	76,214	21,541,125
Brooks Automation, Inc.	9,035	301,137
Cabot Microelectronics Corp.	3,687	459,585
CEVA, Inc. (A)	2,917	91,623
Cirrus Logic, Inc. (A)	23,428	1,256,678
Cohu, Inc.	5,258	62,675
Cree, Inc. (A)	28,805	1,236,599
Cypress Semiconductor Corp.	100,152	2,304,498
Diodes, Inc. (A)	5,204	190,206
Disco Corp.	3,800	688,595
DSP Group, Inc. (A)	2,942	40,717
Enphase Energy, Inc. (A)	11,695	346,991
First Solar, Inc. (A)	20,760	1,288,573
FormFactor, Inc. (A)	9,464	161,740
Globalwafers Company, Ltd.	33,000	302,978
GSI Technology, Inc. (A)	2,317	19,463
Hua Hong Semiconductor, Ltd. (B)	60,100	100,160
Ichor Holdings, Ltd. (A)	2,830	60,166
Impinj, Inc. (A)	1,914	69,631
Infineon Technologies AG	137,906	2,390,033
Inphi Corp. (A)	5,692	348,293
Intel Corp.	861,973	40,866,140
KLA Corp.	31,117	4,602,204
Lam Research Corp.	28,866	6,076,582
Lattice Semiconductor Corp. (A)	15,883	312,736
MACOM Technology Solutions Holdings, Inc. (A)	5,939	116,642
Maxim Integrated Products, Inc.	52,451	2,860,678
MaxLinear, Inc. (A)	8,291	164,328
MediaTek, Inc.	228,752	2,675,786
Microchip Technology, Inc.	45,809	3,954,691
Micron Technology, Inc. (A)	213,074	9,645,860
MKS Instruments, Inc.	14,877	1,164,720
Monolithic Power Systems, Inc.	10,841	1,632,221
Nanometrics, Inc. (A)	3,000	81,870
Nanya Technology Corp.	190,196	425,954
NeoPhotonics Corp. (A)	5,234	32,765
Novatek Microelectronics Corp.	87,900	520,646
NVE Corp.	645	41,409
NVIDIA Corp.	117,253	19,641,050
NXP Semiconductors NV	79,600	8,130,344
PDF Solutions, Inc. (A)	3,880	45,435
Phison Electronics Corp.	21,884	201,201
Photronics, Inc. (A)	8,217	88,744
Power Integrations, Inc.	3,586	319,226
Powertech Technology, Inc.	109,199	260,810
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (A)	22,941	$1,638,676
QUALCOMM, Inc.	234,063	18,203,080
Rambus, Inc. (A)	13,944	174,858
Realtek Semiconductor Corp.	73,584	503,258
Renesas Electronics Corp. (A)	104,700	652,530
Rohm Company, Ltd.	13,200	939,430
Rudolph Technologies, Inc. (A)	3,914	86,069
Semiconductor Manufacturing International Corp. (A)(C)	403,899	442,918
Semtech Corp. (A)	26,636	1,117,913
Silicon Laboratories, Inc. (A)	17,319	1,887,771
SK Hynix, Inc.	76,015	4,868,052
Skyworks Solutions, Inc.	33,249	2,502,652
SMART Global Holdings, Inc. (A)	1,706	48,467
STMicroelectronics NV	103,668	1,837,825
SUMCO Corp.	34,800	429,449
SunPower Corp. (A)	8,128	101,763
Synaptics, Inc. (A)	13,844	443,285
Taiwan Semiconductor Manufacturing Company, Ltd.	3,730,915	30,655,528
Teradyne, Inc.	46,910	2,484,823
Texas Instruments, Inc.	180,636	22,353,705
Tokyo Electron, Ltd.	21,915	3,907,702
Ultra Clean Holdings, Inc. (A)	5,086	60,727
United Microelectronics Corp.	1,781,774	763,983
Universal Display Corp.	11,629	2,389,411
Vanguard International Semiconductor Corp.	135,302	275,738
Veeco Instruments, Inc. (A)	6,322	58,542
Versum Materials, Inc.	29,899	1,554,748
Win Semiconductors Corp.	51,000	424,103
Winbond Electronics Corp.	450,000	243,827
Xilinx, Inc.	48,888	5,087,285
Xinyi Solar Holdings, Ltd.	409,000	257,845
Xperi Corp.	6,252	114,537
		294,632,687
Software – 4.6%
8x8, Inc. (A)	11,898	289,240
A10 Networks, Inc. (A)	7,528	52,244
ACI Worldwide, Inc. (A)	44,123	1,313,983
Adobe, Inc. (A)	82,677	23,522,433
Agilysys, Inc. (A)	2,365	64,446
Alarm.com Holdings, Inc. (A)	4,695	223,482
Altair Engineering, Inc., Class A (A)	4,921	169,086
American Software, Inc., Class A	4,053	63,875
ANSYS, Inc. (A)	14,221	2,937,490
Appfolio, Inc., Class A (A)	1,942	191,811
Appian Corp. (A)(C)	3,987	237,107
Autodesk, Inc. (A)	37,212	5,314,618
Avaya Holdings Corp. (A)	14,149	199,784
Benefitfocus, Inc. (A)(C)	3,850	100,562
Blackbaud, Inc.	19,686	1,790,835
BlackBerry, Ltd. (A)	97,096	666,560
Blackline, Inc. (A)	5,444	277,263
Bottomline Technologies DE, Inc. (A)	5,485	226,201
Box, Inc., Class A (A)	18,272	267,319
Cadence Design Systems, Inc. (A)	47,617	3,260,812
Carbon Black, Inc. (A)	7,227	188,625
CDK Global, Inc.	33,290	1,436,796
ChannelAdvisor Corp. (A)	3,729	32,069
Check Point Software Technologies, Ltd. (A)	16,900	1,820,130
Cision, Ltd. (A)	11,805	81,691
Citrix Systems, Inc.	21,191	1,970,339
Cloudera, Inc. (A)(C)	30,331	216,563

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CommVault Systems, Inc. (A)	14,874	$645,085
Constellation Software, Inc.	3,718	3,621,126
Cornerstone OnDemand, Inc. (A)	7,151	373,068
CyberArk Software, Ltd. (A)	5,100	572,934
Dassault Systemes SE	19,750	2,784,825
Digimarc Corp. (A)	1,489	58,875
Digital Turbine, Inc. (A)	10,428	79,357
Domo, Inc., Class B (A)	2,248	55,818
Ebix, Inc. (C)	2,987	105,800
eGain Corp. (A)	3,000	21,540
Envestnet, Inc. (A)	6,085	348,123
Everbridge, Inc. (A)	4,144	357,213
Fair Isaac Corp. (A)	7,935	2,798,833
Five9, Inc. (A)	7,503	474,265
ForeScout Technologies, Inc. (A)	5,221	187,068
Fortinet, Inc. (A)	24,593	1,947,274
GTY Technology Holdings, Inc. (A)	4,155	26,010
Instructure, Inc. (A)	4,292	177,517
Intelligent Systems Corp. (A)	941	49,769
Intuit, Inc.	43,925	12,666,213
j2 Global, Inc.	18,647	1,577,536
Kingdee International Software Group Company, Ltd. (C)	308,800	278,576
Kingsoft Corp., Ltd. (A)	110,000	202,189
LivePerson, Inc. (A)	7,808	310,290
LogMeIn, Inc.	13,635	911,363
Manhattan Associates, Inc. (A)	17,681	1,460,981
Micro Focus International PLC	54,105	738,859
Microsoft Corp.	1,298,363	178,992,323
MicroStrategy, Inc., Class A (A)	1,035	148,305
Mitek Systems, Inc. (A)	4,854	49,220
MobileIron, Inc. (A)	12,687	87,540
Model N, Inc. (A)	4,245	121,534
Monotype Imaging Holdings, Inc.	5,263	103,944
Nice, Ltd. (A)	8,395	1,285,522
OneSpan, Inc. (A)	4,297	58,010
Open Text Corp.	50,308	1,968,262
Oracle Corp.	411,144	21,404,157
Oracle Corp. Japan	5,200	447,215
Progress Software Corp.	5,671	214,250
PROS Holdings, Inc. (A)	4,192	297,716
PTC, Inc. (A)	28,338	1,855,289
Q2 Holdings, Inc. (A)	5,086	457,486
QAD, Inc., Class A	1,470	59,564
Qualys, Inc. (A)	4,322	344,118
Rapid7, Inc. (A)	6,138	329,549
SailPoint Technologies Holding, Inc. (A)	10,992	247,650
salesforce.com, Inc. (A)	144,727	22,587,543
SAP SE	108,414	12,942,173
ShotSpotter, Inc. (A)	1,049	28,564
SPS Commerce, Inc. (A)	4,590	231,979
SVMK, Inc. (A)	10,763	180,173
Symantec Corp.	104,745	2,435,321
Synchronoss Technologies, Inc. (A)	5,292	42,124
Synopsys, Inc. (A)	25,399	3,601,832
Telaria, Inc. (A)	5,912	59,002
Telenav, Inc. (A)	4,537	51,359
Temenos AG (A)	9,692	1,632,901
Tenable Holdings, Inc. (A)	4,752	108,346
Teradata Corp. (A)	32,050	989,384
The Sage Group PLC	169,946	1,453,640
TiVo Corp.	15,954	120,134
Trend Micro, Inc.	17,500	846,517
Tyler Technologies, Inc. (A)	10,494	2,692,131
Upland Software, Inc. (A)	2,868	108,984
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Varonis Systems, Inc. (A)	3,796	$259,343
Verint Systems, Inc. (A)	8,306	442,627
VirnetX Holding Corp. (A)(C)	7,989	42,022
Workiva, Inc. (A)	4,459	214,522
Yext, Inc. (A)	11,884	187,411
Zix Corp. (A)	6,965	51,193
Zuora, Inc., Class A (A)	10,957	164,903
		339,691,653
Technology hardware, storage and peripherals – 3.8%
3D Systems Corp. (A)(C)	14,651	102,557
Acer, Inc.	440,008	240,853
Advantech Company, Ltd.	52,764	448,388
Apple, Inc.	1,013,813	211,623,326
AstroNova, Inc.	1,000	16,430
Asustek Computer, Inc.	107,354	696,642
Avid Technology, Inc. (A)	3,859	28,788
Brother Industries, Ltd.	31,200	539,390
Canon, Inc.	139,396	3,613,916
Catcher Technology Company, Ltd.	100,475	704,205
Chicony Electronics Company, Ltd.	86,224	242,068
Compal Electronics, Inc.	632,148	361,090
Cray, Inc. (A)	5,213	182,090
Diebold Nixdorf, Inc. (A)	9,985	111,932
FUJIFILM Holdings Corp.	50,115	2,143,437
Hewlett Packard Enterprise Company	310,603	4,292,533
HP, Inc.	349,368	6,389,941
Immersion Corp. (A)	4,477	36,756
Inventec Corp.	377,495	258,286
Konica Minolta, Inc.	63,100	448,108
Legend Holdings Corp., H Shares (B)	50,900	109,304
Lenovo Group, Ltd.	965,764	633,519
Lite-On Technology Corp.	321,018	510,670
Meitu, Inc. (A)(B)	285,300	71,797
Micro-Star International Company, Ltd.	103,300	275,409
NCR Corp. (A)	32,870	1,035,734
NEC Corp.	34,400	1,472,400
NetApp, Inc.	57,283	2,753,021
Pegatron Corp.	299,500	499,425
Quanta Computer, Inc.	409,000	735,294
Ricoh Company, Ltd.	92,800	857,716
Samsung Electronics Company, Ltd.	664,202	24,182,910
Seagate Technology PLC	58,431	2,933,821
Seiko Epson Corp.	38,869	516,284
Stratasys, Ltd. (A)	6,581	156,759
Western Digital Corp.	67,958	3,891,955
Wistron Corp.	432,580	342,681
Xerox Holdings Corp.	45,327	1,314,030
Xiaomi Corp., Class B (A)(B)(C)	460,700	499,454
		275,272,919
		1,319,717,188
Materials – 3.8%
Chemicals – 1.7%
A. Schulman, Inc. (A)(D)	3,214	1,392
Advanced Emissions Solutions, Inc.	2,375	29,973
AdvanSix, Inc. (A)	3,665	81,876
Air Liquide SA	65,085	9,068,325
Air Products & Chemicals, Inc.	11,522	2,603,050
Air Water, Inc.	20,800	352,922
Akzo Nobel NV	61,340	5,498,278
Albemarle Corp. (C)	5,547	342,416
American Vanguard Corp.	3,850	54,555
Amyris, Inc. (A)(C)	5,324	20,125
Arkema SA	10,494	921,823
Asahi Kasei Corp.	176,500	1,594,515

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ashland Global Holdings, Inc.	17,169	$1,257,458
Balchem Corp.	4,124	366,170
Barito Pacific Tbk PT	2,026,900	129,087
BASF SE	101,511	6,716,672
Cabot Corp.	16,034	641,360
Celanese Corp.	6,625	751,076
CF Industries Holdings, Inc.	11,573	557,703
Chase Corp.	927	92,904
Chr. Hansen Holding A/S	16,176	1,360,201
Clariant AG (A)	30,327	560,183
Corteva, Inc.	39,206	1,149,520
Covestro AG (B)	19,349	879,286
Croda International PLC	20,102	1,154,006
Daicel Corp.	37,000	285,493
Dow, Inc.	39,195	1,670,883
DuPont de Nemours, Inc.	39,194	2,662,448
Eastman Chemical Company	7,250	473,933
Ecolab, Inc.	13,277	2,739,178
EMS-Chemie Holding AG	1,233	736,253
Evonik Industries AG	20,643	527,733
Ferro Corp. (A)	10,476	106,750
Flotek Industries, Inc. (A)	7,944	16,603
FMC Corp.	6,892	594,986
Formosa Chemicals & Fibre Corp.	534,471	1,498,291
Formosa Plastics Corp.	678,040	2,030,410
FutureFuel Corp.	3,475	37,461
GCP Applied Technologies, Inc. (A)	6,890	120,920
Givaudan SA	1,399	3,793,740
Hawkins, Inc.	1,335	59,207
HB Fuller Company	6,479	276,070
Hitachi Chemical Company, Ltd.	14,500	452,466
Incitec Pivot, Ltd.	248,181	535,806
Indorama Ventures PCL, Foreign Quota Shares	190,500	218,463
Ingevity Corp. (A)	16,797	1,279,427
Innophos Holdings, Inc.	2,612	73,371
Innospec, Inc.	3,089	256,943
International Flavors & Fragrances, Inc.	5,304	582,114
Intrepid Potash, Inc. (A)	12,980	38,551
Israel Chemicals, Ltd.	99,851	450,943
Johnson Matthey PLC	30,535	1,085,648
JSR Corp.	26,800	437,726
Kaneka Corp.	6,900	206,525
Kansai Paint Company, Ltd.	24,600	511,305
Koninklijke DSM NV	48,948	6,087,365
Koppers Holdings, Inc. (A)	2,471	65,506
Kraton Corp. (A)	4,031	110,611
Kronos Worldwide, Inc.	3,021	33,080
Kumho Petrochemical Company, Ltd.	2,593	150,823
Kuraray Company, Ltd.	44,700	509,203
LANXESS AG	9,643	581,791
LG Chem, Ltd.	6,406	1,752,559
Linde PLC	28,409	5,366,744
Livent Corp. (A)	18,854	115,952
Lotte Chemical Corp.	2,404	447,418
LyondellBasell Industries NV, Class A	14,386	1,113,189
Methanex Corp.	12,876	417,401
Mexichem SAB de CV	153,980	281,968
Minerals Technologies, Inc.	14,162	682,608
Mitsubishi Chemical Holdings Corp.	179,850	1,232,770
Mitsubishi Gas Chemical Company, Inc.	23,300	279,765
Mitsui Chemicals, Inc.	25,900	552,553
Nan Ya Plastics Corp.	782,610	1,713,748
NewMarket Corp.	2,388	1,133,703
Nippon Paint Holdings Company, Ltd.	20,400	964,080
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Nissan Chemical Corp.	17,600	$743,635
Nitto Denko Corp.	21,844	1,015,378
Novozymes A/S, B Shares	33,502	1,428,162
Nutrien, Ltd.	110,881	5,584,025
OCI Company, Ltd.	2,666	146,438
Olin Corp.	45,120	766,138
OMNOVA Solutions, Inc. (A)	6,186	62,169
Orica, Ltd.	58,506	847,071
Orion Engineered Carbons SA	7,608	105,827
Petronas Chemicals Group BHD	249,445	410,496
PolyOne Corp.	31,199	998,680
PPG Industries, Inc.	12,358	1,369,143
PQ Group Holdings, Inc. (A)	4,418	63,133
PTT Global Chemical PCL	15,700	27,233
PTT Global Chemical PCL, Foreign Quota Shares	299,911	520,222
Quaker Chemical Corp.	1,664	264,343
Rayonier Advanced Materials, Inc.	6,538	22,948
RPM International, Inc.	35,875	2,427,661
Sasol, Ltd.	80,365	1,523,457
Sensient Technologies Corp.	16,926	1,105,606
Shin-Etsu Chemical Company, Ltd.	50,737	5,110,445
Showa Denko KK	19,200	494,334
Sika AG	19,411	2,793,786
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	448,199	129,073
Solvay SA	20,545	2,076,608
Stepan Company	2,588	246,869
Sumitomo Chemical Company, Ltd.	210,200	918,495
Symrise AG	14,081	1,316,361
Taiyo Nippon Sanso Corp.	18,100	358,314
Teijin, Ltd.	24,700	443,512
The Chemours Company	44,825	635,170
The Mosaic Company	18,585	341,778
The Scotts Miracle-Gro Company	10,779	1,146,023
The Sherwin-Williams Company	4,252	2,239,741
Toray Industries, Inc.	193,200	1,371,795
Tosoh Corp.	36,700	470,334
Trecora Resources (A)	2,775	25,114
Tredegar Corp.	3,523	60,913
Trinseo SA	5,246	184,082
Tronox Holdings PLC, Class A	12,308	91,448
Umicore SA	54,587	1,738,991
Valvoline, Inc.	51,504	1,163,990
Yara International ASA	29,290	1,269,271
		127,595,572
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	164,110	921,201
Asia Cement Corp.	333,687	456,631
BBMG Corp., H Shares	292,000	82,793
Boral, Ltd.	181,719	520,006
Cementos Argos SA	43,764	97,630
Cemex SAB de CV	2,207,588	825,030
China National Building Material Company, Ltd., H Shares	522,900	446,423
China Resources Cement Holdings, Ltd.	329,900	291,494
CRH PLC	130,948	4,382,535
Eagle Materials, Inc.	12,076	1,016,678
Fletcher Building, Ltd.	76,578	214,104
Grupo Argos SA	29,528	154,388
HeidelbergCement AG	16,393	1,138,406
Imerys SA	5,490	224,167
Indocement Tunggal Prakarsa Tbk PT	137,920	210,714

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
James Hardie Industries PLC, CHESS Depositary Interest	68,016	$1,031,797
LafargeHolcim, Ltd. (A)	74,063	3,515,779
Martin Marietta Materials, Inc.	3,270	829,828
POSCO Chemical Company, Ltd.	3,298	143,867
Semen Indonesia Persero Tbk PT	225,692	210,249
Summit Materials, Inc., Class A (A)	14,400	302,112
Taiheiyo Cement Corp.	16,700	421,031
Taiwan Cement Corp.	744,367	910,674
The Siam Cement PCL	1,200	16,289
The Siam Cement PCL, Foreign Quota Shares	100,063	1,358,236
U.S. Concrete, Inc. (A)	2,046	82,904
Vulcan Materials Company	6,914	976,603
		20,781,569
Containers and packaging – 0.2%
Amcor PLC (A)	84,949	834,199
AptarGroup, Inc.	17,296	2,113,917
Avery Dennison Corp.	4,416	510,357
Ball Corp.	17,521	1,408,864
CCL Industries, Inc., Class B	28,045	1,270,809
Greif, Inc., Class A	10,596	372,873
Greif, Inc., Class B	670	27,879
International Paper Company	20,797	813,163
Klabin SA	90,142	327,829
Myers Industries, Inc.	4,649	78,243
Owens-Illinois, Inc.	42,481	432,032
Packaging Corp. of America	4,946	497,469
Sealed Air Corp.	8,149	324,493
Silgan Holdings, Inc.	21,291	633,620
Smurfit Kappa Group PLC	36,386	1,122,954
Sonoco Products Company	27,382	1,566,250
Toyo Seikan Group Holdings, Ltd.	19,400	282,300
UFP Technologies, Inc. (A)	961	40,151
Westrock Company	13,446	459,584
		13,116,986
Metals and mining – 1.5%
1911 Gold Corp. (A)	2,060	450
Agnico Eagle Mines, Ltd.	43,006	2,688,763
AK Steel Holding Corp. (A)(C)	41,176	88,940
Allegheny Technologies, Inc. (A)	50,569	1,002,278
Alumina, Ltd.	379,047	553,713
Aluminum Corp. of China, Ltd., H Shares (A)	526,880	154,032
Angang Steel Company, Ltd., H Shares	200,900	69,508
Anglo American Platinum, Ltd.	7,555	462,783
Anglo American PLC	166,352	3,604,765
AngloGold Ashanti, Ltd.	58,291	1,324,905
Antofagasta PLC	61,667	651,855
ArcelorMittal	102,340	1,473,822
Barrick Gold Corp.	320,238	6,208,009
BHP Group PLC	333,267	7,209,763
BHP Group, Ltd.	455,023	11,169,623
BlueScope Steel, Ltd.	83,065	698,882
Boliden AB	45,824	1,015,131
Carpenter Technology Corp.	19,024	925,327
Century Aluminum Company (A)	6,896	37,997
China Hongqiao Group, Ltd.	231,800	151,663
China Molybdenum Company, Ltd., H Shares (C)	505,500	136,847
China Oriental Group Company, Ltd.	162,600	64,163
China Steel Corp.	1,759,958	1,296,810
China Zhongwang Holdings, Ltd.	205,400	84,209
Cia de Minas Buenaventura SAA, ADR	29,100	443,484
Cia Siderurgica Nacional SA	82,466	285,972
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Cleveland-Cliffs, Inc. (C)	35,932	$285,300
Coeur Mining, Inc. (A)	26,167	143,133
Commercial Metals Company	47,352	742,006
Compass Minerals International, Inc.	13,668	679,710
Eregli Demir ve Celik Fabrikalari TAS	259,677	286,296
Evraz PLC	79,981	483,094
First Quantum Minerals, Ltd.	128,442	787,206
Fortescue Metals Group, Ltd.	215,337	1,161,783
Franco-Nevada Corp.	34,185	3,339,418
Freeport-McMoRan, Inc.	75,930	697,797
Fresnillo PLC	34,140	307,064
Glencore PLC (A)	1,757,803	5,043,715
Gold Fields, Ltd.	116,243	689,535
Gold Resource Corp.	8,310	28,337
Grupo Mexico SAB de CV, Series B	505,500	1,164,026
Haynes International, Inc.	1,748	52,213
Hecla Mining Company	62,096	110,531
Hitachi Metals, Ltd.	29,700	319,274
Hyundai Steel Company	11,236	346,628
Industrias Penoles SAB de CV	19,630	236,052
Jastrzebska Spolka Weglowa SA	9,087	67,759
JFE Holdings, Inc.	69,000	806,231
Jiangxi Copper Company, Ltd., H Shares	146,825	164,896
Kaiser Aluminum Corp.	2,079	183,846
KGHM Polska Miedz SA (A)	23,461	460,799
Kinross Gold Corp. (A)	230,700	1,147,089
Kirkland Lake Gold, Ltd.	36,696	1,784,362
Kobe Steel, Ltd.	43,400	225,879
Korea Zinc Company, Ltd.	1,168	419,905
Kumba Iron Ore, Ltd.	9,199	238,640
Lundin Mining Corp. (C)	125,704	599,535
Maanshan Iron & Steel Company, Ltd., H Shares	228,500	85,514
Maruichi Steel Tube, Ltd.	7,300	177,319
Materion Corp.	2,599	152,925
Mitsubishi Materials Corp.	15,000	363,176
MMG, Ltd. (A)	328,700	67,589
Newcrest Mining, Ltd.	118,124	2,952,353
Newmont Goldcorp Corp.	42,901	1,711,321
Nippon Steel Corp.	112,978	1,577,803
Norsk Hydro ASA	220,876	693,137
Novagold Resources, Inc. (A)	29,295	217,955
Nucor Corp.	15,953	781,378
POSCO	10,991	1,916,888
Press Metal Aluminium Holdings BHD	135,500	158,286
Reliance Steel & Aluminum Company	18,401	1,789,129
Rio Tinto PLC	179,967	9,121,770
Rio Tinto, Ltd.	57,386	3,384,206
Royal Gold, Inc.	17,932	2,391,770
Schnitzer Steel Industries, Inc., Class A	3,366	74,523
South32, Ltd.	781,283	1,380,566
Southern Copper Corp.	12,600	398,160
Steel Dynamics, Inc.	60,825	1,642,275
Sumitomo Metal Mining Company, Ltd.	32,400	910,676
SunCoke Energy, Inc. (A)	8,538	53,277
Synalloy Corp.	1,356	21,750
Teck Resources, Ltd., Class B	93,887	1,598,632
thyssenkrupp AG (C)	44,676	547,547
TimkenSteel Corp. (A)	5,536	28,898
United States Steel Corp. (C)	47,181	522,294
Vale SA (A)	415,671	4,574,288
voestalpine AG	20,003	460,585
Warrior Met Coal, Inc.	6,564	137,188
Wheaton Precious Metals Corp.	81,575	2,399,337
Worthington Industries, Inc.	15,777	547,462

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Zhaojin Mining Industry Company, Ltd., H Shares (C)	126,600	$166,022
Zijin Mining Group Company, Ltd., H Shares	754,329	281,882
		108,093,634
Paper and forest products – 0.1%
Boise Cascade Company	5,042	158,319
Clearwater Paper Corp. (A)	2,214	35,468
Domtar Corp.	17,269	569,014
Empresas CMPC SA	68,566	158,207
Indah Kiat Pulp & Paper Corp. Tbk PT	210,400	101,215
Lee & Man Paper Manufacturing, Ltd.	176,500	93,189
Louisiana-Pacific Corp.	49,449	1,188,754
Mondi PLC	15,025	293,069
Mondi PLC (London Stock Exchange)	61,534	1,200,123
Neenah, Inc.	2,159	137,701
Nine Dragons Paper Holdings, Ltd.	221,200	167,124
Oji Holdings Corp.	120,300	559,589
Pabrik Kertas Tjiwi Kimia Tbk PT	106,700	74,714
PH Glatfelter Company	5,720	82,254
Sappi, Ltd.	75,770	225,904
Schweitzer-Mauduit International, Inc.	3,974	133,288
Stora Enso OYJ, R Shares	22,509	252,388
Suzano SA	71,267	500,470
UPM-Kymmene OYJ	20,433	552,197
Verso Corp., Class A (A)	4,483	45,771
West Fraser Timber Company, Ltd.	10,332	363,956
		6,892,714
		276,480,475
Real estate – 3.6%
Equity real estate investment trusts – 2.8%
Acadia Realty Trust	10,348	283,018
Agree Realty Corp.	4,679	349,475
Alexander & Baldwin, Inc.	27,361	626,293
Alexander's, Inc.	277	104,587
Alexandria Real Estate Equities, Inc.	15,183	2,275,021
American Assets Trust, Inc.	5,875	275,303
American Campus Communities, Inc.	37,571	1,746,300
American Finance Trust, Inc.	13,735	164,408
American Tower Corp.	59,426	13,679,271
Apartment Investment & Management Company, A Shares	20,008	1,020,408
Armada Hoffler Properties, Inc.	6,736	116,802
Ascendas Real Estate Investment Trust	114,900	254,868
Ashford Hospitality Trust, Inc.	13,081	36,627
AvalonBay Communities, Inc.	18,741	3,983,587
Bluerock Residential Growth REIT, Inc.	3,427	42,392
Boston Properties, Inc.	20,774	2,667,797
Braemar Hotels & Resorts, Inc.	4,170	38,239
Brixmor Property Group, Inc.	81,559	1,503,132
Camden Property Trust	26,462	2,864,512
CapitaLand Commercial Trust	122,100	187,300
CapitaLand Mall Trust	120,400	229,776
CareTrust REIT, Inc.	12,173	289,596
CatchMark Timber Trust, Inc., Class A	7,003	69,400
CBL & Associates Properties, Inc.	25,340	23,059
Cedar Realty Trust, Inc.	14,382	34,085
Chatham Lodging Trust	5,861	97,234
Chesapeake Lodging Trust	7,607	195,880
City Office REIT, Inc.	5,504	74,524
Clipper Realty, Inc.	2,622	28,685
Community Healthcare Trust, Inc.	2,319	98,882
CoreCivic, Inc.	47,757	809,481
CorEnergy Infrastructure Trust, Inc.	1,726	77,860
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
CorePoint Lodging, Inc.	5,618	$51,124
CoreSite Realty Corp.	10,100	1,173,418
Corporate Office Properties Trust	30,630	884,901
Cousins Properties, Inc.	39,773	1,380,123
Covivio	6,635	706,052
Crown Castle International Corp.	55,893	8,113,987
CyrusOne, Inc.	30,977	2,275,570
Daiwa House REIT Investment Corp.	247	651,864
Dexus	168,339	1,462,078
DiamondRock Hospitality Company	25,416	240,690
Digital Realty Trust, Inc.	28,002	3,461,887
Douglas Emmett, Inc.	44,277	1,868,489
Duke Realty Corp.	48,322	1,607,673
Easterly Government Properties, Inc.	8,539	175,476
EastGroup Properties, Inc.	14,570	1,814,256
EPR Properties	20,665	1,617,036
Equinix, Inc.	11,302	6,287,077
Equity Residential	49,806	4,221,557
Essential Properties Realty Trust, Inc.	6,193	140,643
Essex Property Trust, Inc.	8,835	2,838,332
Extra Space Storage, Inc.	17,135	2,089,099
Farmland Partners, Inc.	4,285	25,839
Federal Realty Investment Trust	10,071	1,301,274
Fibra Uno Administracion SA de CV	459,600	636,375
First Industrial Realty Trust, Inc.	50,424	1,964,015
Fortress REIT, Ltd., Class A	157,528	218,660
Four Corners Property Trust, Inc.	8,629	245,840
Franklin Street Properties Corp.	13,626	103,149
Front Yard Residential Corp.	6,567	72,828
Gecina SA	6,838	1,083,976
Getty Realty Corp.	4,176	132,630
Gladstone Commercial Corp.	4,107	93,106
Gladstone Land Corp.	3,121	35,923
Global Medical REIT, Inc.	4,161	45,480
Global Net Lease, Inc.	10,649	204,248
Goodman Group	252,060	2,462,017
Growthpoint Properties, Ltd.	414,594	628,006
H&R Real Estate Investment Trust	30,639	520,776
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,853	216,978
HCP, Inc.	64,261	2,230,499
Healthcare Realty Trust, Inc.	51,458	1,709,949
Hersha Hospitality Trust	4,582	63,690
Highwoods Properties, Inc.	28,379	1,226,257
Hospitality Properties Trust	44,999	1,086,276
Host Hotels & Resorts, Inc.	99,606	1,597,680
ICADE	4,249	375,761
Independence Realty Trust, Inc.	11,472	159,576
Industrial Logistics Properties Trust	8,155	174,435
Innovative Industrial Properties, Inc.	1,196	106,635
Investors Real Estate Trust	1,571	108,792
Iron Mountain, Inc.	38,568	1,228,391
iStar, Inc.	7,990	102,272
Japan Prime Realty Investment Corp.	102	465,663
Japan Real Estate Investment Corp.	179	1,191,228
Japan Retail Fund Investment Corp.	348	696,379
JBG SMITH Properties	33,033	1,263,843
Jernigan Capital, Inc.	2,789	53,856
Kilroy Realty Corp.	27,636	2,151,739
Kimco Realty Corp.	56,740	1,042,881
Kite Realty Group Trust	10,466	149,559
Klepierre SA	30,783	939,560
Lamar Advertising Company, Class A	23,419	1,795,066
Land Securities Group PLC	109,465	1,033,951
Lexington Realty Trust	29,088	302,224

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Liberty Property Trust	40,583	$2,115,186
Life Storage, Inc.	12,764	1,352,473
Link REIT	334,925	3,754,614
LTC Properties, Inc.	4,960	242,048
Mack-Cali Realty Corp.	36,420	741,875
Medical Properties Trust, Inc.	120,713	2,244,055
Mid-America Apartment Communities, Inc.	15,326	1,941,498
Mirvac Group	602,748	1,293,757
Monmouth Real Estate Investment Corp.	11,596	152,140
National Health Investors, Inc.	5,241	434,793
National Retail Properties, Inc.	44,529	2,500,303
National Storage Affiliates Trust	7,197	240,812
New Senior Investment Group, Inc.	11,323	70,769
NexPoint Residential Trust, Inc.	2,423	112,427
Nippon Building Fund, Inc.	183	1,343,565
Nippon Prologis REIT, Inc.	267	723,219
Nomura Real Estate Master Fund, Inc.	527	920,126
NorthStar Realty Europe Corp.	5,656	95,756
Office Properties Income Trust	6,288	170,468
Omega Healthcare Investors, Inc.	58,718	2,388,648
One Liberty Properties, Inc.	2,194	58,755
Pebblebrook Hotel Trust	52,254	1,409,290
Pennsylvania Real Estate Investment Trust	9,669	49,699
Physicians Realty Trust	23,345	404,335
Piedmont Office Realty Trust, Inc., Class A	15,605	308,043
PotlatchDeltic Corp.	27,004	1,039,114
Preferred Apartment Communities, Inc., Class A	5,644	75,968
Prologis, Inc.	84,805	7,091,394
PS Business Parks, Inc.	7,944	1,426,822
Public Storage	20,178	5,341,924
QTS Realty Trust, Inc., Class A	6,932	340,084
Rayonier, Inc.	35,475	950,730
Realty Income Corp.	42,324	3,123,934
Redefine Properties, Ltd.	754,657	390,842
Regency Centers Corp.	22,466	1,449,282
Retail Opportunity Investments Corp.	14,436	252,774
Retail Value, Inc.	2,029	75,053
Rexford Industrial Realty, Inc.	13,059	577,077
RioCan Real Estate Investment Trust	31,437	625,245
RLJ Lodging Trust	21,846	354,124
RPT Realty	9,903	117,846
Ryman Hospitality Properties, Inc.	5,808	462,665
Sabra Health Care REIT, Inc.	71,903	1,554,543
Safehold, Inc.	1,003	29,388
Saul Centers, Inc.	1,540	77,354
SBA Communications Corp.	15,225	3,995,497
Scentre Group	820,130	2,229,197
Segro PLC	168,934	1,616,178
Senior Housing Properties Trust	95,462	810,472
Seritage Growth Properties, Class A	4,165	162,810
Simon Property Group, Inc.	41,540	6,186,968
SL Green Realty Corp.	11,337	909,454
SmartCentres Real Estate Investment Trust	16,435	390,816
Spirit MTA REIT	6,539	54,928
Spirit Realty Capital, Inc.	24,182	1,159,285
STAG Industrial, Inc.	15,993	465,076
Stockland	371,755	1,130,198
Summit Hotel Properties, Inc.	13,543	151,140
Sunstone Hotel Investors, Inc.	28,757	377,867
Suntec Real Estate Investment Trust	80,600	112,013
Tanger Factory Outlet Centers, Inc.	37,347	528,087
Taubman Centers, Inc.	16,740	653,697
Terreno Realty Corp.	7,826	395,683
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
The British Land Company PLC	141,112	$876,146
The GEO Group, Inc.	48,349	829,669
The GPT Group	298,296	1,282,671
The Macerich Company	14,242	406,324
UDR, Inc.	37,885	1,825,299
UMH Properties, Inc.	4,992	64,197
Unibail-Rodamco-Westfield	10,007	1,309,901
Unibail-Rodamco-Westfield, Stapled Shares	10,952	1,433,582
United Urban Investment Corp.	387	725,574
Uniti Group, Inc.	74,225	548,523
Universal Health Realty Income Trust	1,634	157,991
Urban Edge Properties	47,652	834,387
Urstadt Biddle Properties, Inc., Class A	3,919	82,260
Ventas, Inc.	49,664	3,644,841
Vicinity Centres	499,626	870,936
Vornado Realty Trust	23,338	1,411,249
Washington Prime Group, Inc.	24,323	78,563
Washington Real Estate Investment Trust	10,178	269,615
Weingarten Realty Investors	32,741	867,309
Welltower, Inc.	54,441	4,875,736
Weyerhaeuser Company	100,130	2,634,420
Whitestone REIT	5,083	63,131
Xenia Hotels & Resorts, Inc.	14,385	290,721
		205,693,644
Real estate management and development – 0.8%
Aeon Mall Company, Ltd.	13,700	215,342
Agile Group Holdings, Ltd.	186,600	237,547
Aroundtown SA	98,993	823,676
Ayala Land, Inc.	890,910	809,089
Azrieli Group, Ltd.	6,147	458,226
BR Malls Participacoes SA	101,319	329,819
Bumi Serpong Damai Tbk PT (A)	588,200	55,797
CapitaLand, Ltd.	128,200	320,386
CBRE Group, Inc., Class A (A)	42,045	2,197,692
Central Pattana PCL, Foreign Quota Shares	272,300	597,261
China Aoyuan Group, Ltd.	164,000	192,453
China Evergrande Group	248,035	512,013
China Jinmao Holdings Group, Ltd.	700,400	389,927
China Overseas Land & Investment, Ltd.	515,297	1,625,518
China Resources Land, Ltd.	372,705	1,511,009
China Vanke Company, Ltd., H Shares	201,500	694,434
CIFI Holdings Group Company, Ltd.	368,700	197,606
City Developments, Ltd.	22,700	156,543
CK Asset Holdings, Ltd.	412,198	2,791,543
Consolidated-Tomoka Land Company	750	47,880
Country Garden Holdings Company, Ltd.	1,021,167	1,264,704
Cushman & Wakefield PLC (A)	13,055	219,846
Daito Trust Construction Company, Ltd.	10,000	1,286,796
Daiwa House Industry Company, Ltd.	79,000	2,474,645
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(B)	37,400	251,865
Deutsche Wohnen SE	39,039	1,383,895
eXp World Holdings, Inc. (A)(C)	2,292	19,940
First Capital Realty, Inc.	37,026	616,822
Forestar Group, Inc. (A)	1,495	28,495
FRP Holdings, Inc. (A)	1,003	49,338
Future Land Development Holdings, Ltd. (C)	240,800	189,685
Guangzhou R&F Properties Company, Ltd., H Shares	139,000	223,118
Hang Lung Properties, Ltd.	321,000	724,040
Henderson Land Development Company, Ltd.	232,376	1,079,113
Highwealth Construction Corp.	109,687	172,796

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Hongkong Land Holdings, Ltd.	185,400	$1,010,994
Hulic Company, Ltd.	35,600	339,493
Hysan Development Company, Ltd.	97,557	394,424
Jones Lang LaSalle, Inc.	14,867	1,992,921
Kaisa Group Holdings, Ltd. (A)	331,800	114,280
Kennedy-Wilson Holdings, Inc.	15,737	330,162
Kerry Properties, Ltd.	104,768	352,599
KWG Group Holdings, Ltd. (A)	174,500	151,491
Land & Houses PCL	52,200	18,394
Land & Houses PCL, Foreign Quota Shares	1,090,300	384,205
Lendlease Group	87,426	1,003,974
Logan Property Holdings Company, Ltd.	186,500	262,029
Longfor Group Holdings, Ltd. (B)	239,800	852,721
Marcus & Millichap, Inc. (A)	2,957	106,689
Megaworld Corp.	1,339,000	131,909
Mitsubishi Estate Company, Ltd.	164,500	3,146,906
Mitsui Fudosan Company, Ltd.	124,104	2,971,237
Multiplan Empreendimentos Imobiliarios SA	35,801	224,696
NEPI Rockcastle PLC	52,754	467,945
New World Development Company, Ltd.	976,257	1,214,903
Newmark Group, Inc., Class A	18,715	162,446
Nomura Real Estate Holdings, Inc.	17,200	364,212
Pakuwon Jati Tbk PT	1,290,100	58,116
Rafael Holdings, Inc., Class B (A)	1,443	29,149
RE/MAX Holdings, Inc., Class A	2,342	60,119
Realogy Holdings Corp. (C)	14,685	70,194
Redfin Corp. (A)(C)	11,425	192,968
Robinsons Land Corp.	245,800	117,998
Ruentex Development Company, Ltd. (A)	85,080	115,226
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	132,951	149,057
Shenzhen Investment, Ltd.	384,900	145,591
Shimao Property Holdings, Ltd.	156,200	440,592
Shui On Land, Ltd.	486,900	101,070
Sime Darby Property BHD	241,600	50,500
Sino Land Company, Ltd.	484,075	690,003
Sino-Ocean Group Holding, Ltd.	410,858	146,335
SM Prime Holdings, Inc.	1,221,000	827,672
SOHO China, Ltd.	271,000	79,342
SP Setia BHD Group	158,800	58,823
Sumitomo Realty & Development Company, Ltd.	46,183	1,735,154
Sun Hung Kai Properties, Ltd.	254,000	3,590,300
Sunac China Holdings, Ltd.	326,700	1,302,569
Swire Pacific, Ltd., Class A	79,000	772,817
Swire Properties, Ltd.	186,000	609,656
Swiss Prime Site AG (A)	11,203	1,117,851
Tejon Ranch Company (A)	2,968	49,684
The RMR Group, Inc., Class A	954	44,447
The St. Joe Company (A)	4,512	81,126
The Wharf Holdings, Ltd.	195,125	426,140
Tokyu Fudosan Holdings Corp.	84,900	526,026
UOL Group, Ltd.	23,500	124,272
Vonovia SE	53,983	2,693,712
Wharf Real Estate Investment Company, Ltd.	193,125	1,043,382
Wheelock & Company, Ltd.	131,000	759,840
Yuexiu Property Company, Ltd.	925,500	199,060
Yuzhou Properties Company, Ltd.	235,600	98,879
		58,655,159
		264,348,803
Utilities – 3.3%
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities – 1.7%
ALLETE, Inc.	20,678	$1,772,725
Alliant Energy Corp.	31,885	1,672,368
American Electric Power Company, Inc.	66,581	6,068,858
AusNet Services	272,317	329,863
Centrais Eletricas Brasileiras SA	28,600	317,287
CEZ AS	19,530	430,393
Chubu Electric Power Company, Inc.	89,700	1,321,877
CK Infrastructure Holdings, Ltd.	104,500	703,495
CLP Holdings, Ltd.	260,500	2,680,854
Duke Energy Corp.	98,237	9,110,499
Edison International	47,741	3,450,242
EDP - Energias de Portugal SA	403,160	1,523,866
El Paso Electric Company	5,189	346,106
Electricite de France SA	91,502	1,112,736
Emera, Inc.	12,381	536,380
Endesa SA	52,525	1,349,938
Enel Americas SA	2,306,935	377,882
Enel Chile SA	1,804,698	155,610
Enel SpA	761,349	5,523,424
Energisa SA	22,000	252,301
Entergy Corp.	25,627	2,891,751
Equatorial Energia SA	22,078	510,604
Evergy, Inc.	32,937	2,140,905
Eversource Energy	43,327	3,471,793
Exelon Corp.	131,014	6,191,722
FirstEnergy Corp.	68,123	3,133,658
Fortis, Inc.	80,259	3,313,683
Fortum OYJ	16,621	365,909
Genie Energy, Ltd., B Shares	2,403	17,205
Hawaiian Electric Industries, Inc.	29,816	1,323,830
HK Electric Investments & HK Electric Investments, Ltd.	396,500	379,666
Hydro One, Ltd. (B)	64,301	1,191,940
Iberdrola SA	997,465	10,267,911
IDACORP, Inc.	13,790	1,514,280
Interconexion Electrica SA ESP	46,454	245,315
Korea Electric Power Corp. (A)	35,879	758,106
Kyushu Electric Power Company, Inc.	52,000	513,259
Manila Electric Company	26,540	186,066
MGE Energy, Inc.	4,515	342,463
NextEra Energy, Inc.	64,624	14,157,826
OGE Energy Corp.	54,787	2,348,719
Orsted A/S (B)	29,067	2,774,044
Otter Tail Corp.	4,754	240,647
PGE Polska Grupa Energetyczna SA (A)	143,953	278,398
Pinnacle West Capital Corp.	15,150	1,443,947
PNM Resources, Inc.	31,908	1,627,627
Portland General Electric Company	11,297	642,686
Power Assets Holdings, Ltd.	219,000	1,456,220
PPL Corp.	97,386	2,877,756
Red Electrica Corp. SA	71,153	1,412,995
SSE PLC	161,436	2,264,843
Tenaga Nasional BHD	320,036	1,060,868
Terna Rete Elettrica Nazionale SpA	127,457	803,119
The Chugoku Electric Power Company, Inc.	36,900	471,195
The Kansai Electric Power Company, Inc.	98,100	1,192,811
The Southern Company	140,442	8,182,151
Tohoku Electric Power Company, Inc.	59,100	590,457
Tokyo Electric Power Company Holdings, Inc. (A)	213,700	1,017,110
Verbund AG	11,710	697,244
Xcel Energy, Inc.	69,446	4,459,822
		127,797,255

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities – 0.4%
AltaGas, Ltd.	51,556	$700,115
APA Group	181,577	1,345,199
Atmos Energy Corp.	15,786	1,740,091
Beijing Enterprises Holdings, Ltd.	67,714	322,025
Chesapeake Utilities Corp.	2,019	190,957
China Gas Holdings, Ltd.	237,400	978,616
China Resources Gas Group, Ltd.	118,100	582,781
Enagas SA	37,440	815,184
ENN Energy Holdings, Ltd.	105,200	1,198,731
Hong Kong & China Gas Company, Ltd.	1,610,989	3,106,649
Infraestructura Energetica Nova SAB de CV (A)	77,635	327,251
Korea Gas Corp.	3,961	127,851
Kunlun Energy Company, Ltd.	432,490	375,970
National Fuel Gas Company	23,623	1,104,139
Naturgy Energy Group SA	49,673	1,301,773
New Jersey Resources Corp.	35,645	1,630,402
Northwest Natural Holding Company	3,692	263,461
ONE Gas, Inc.	20,994	1,923,260
Osaka Gas Company, Ltd.	51,700	924,686
Perusahaan Gas Negara Tbk PT	826,869	111,663
Petronas Gas BHD	61,699	235,773
RGC Resources, Inc.	1,068	30,310
Snam SpA	191,559	971,478
South Jersey Industries, Inc.	11,824	382,388
Southwest Gas Holdings, Inc.	21,342	1,947,031
Spire, Inc.	20,116	1,707,848
Toho Gas Company, Ltd.	10,145	393,506
Tokyo Gas Company, Ltd.	53,100	1,341,291
Towngas China Company, Ltd. (A)	126,900	87,613
UGI Corp.	57,089	2,778,522
		28,946,564
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	175,900	128,392
AES Corp.	89,557	1,372,909
Atlantic Power Corp. (A)	16,751	38,360
CGN Power Company, Ltd., H Shares (B)	1,396,700	368,219
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	1,136,000	169,812
China Longyuan Power Group Corp., Ltd., H Shares	424,300	232,932
China Power International Development, Ltd.	575,900	124,690
China Resources Power Holdings Company, Ltd.	254,332	335,506
Clearway Energy, Inc., Class A	4,507	75,537
Clearway Energy, Inc., Class C	9,374	165,920
Colbun SA	497,491	88,591
Datang International Power Generation Company, Ltd., H Shares	393,200	86,110
Electric Power Development Company, Ltd.	20,300	470,049
Electricity Generating PCL	9,800	107,519
Electricity Generating PCL, Foreign Quota Shares	37,900	415,813
Energy Absolute PCL	20,300	31,242
Energy Absolute PCL, Foreign Quota Shares	222,170	341,924
Engie Brasil Energia SA	26,683	289,834
Gulf Energy Development PCL	20,700	97,924
Gulf Energy Development PCL, Foreign Quota Shares	71,600	338,713
Huadian Power International Corp., Ltd., H Shares	211,100	82,304
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Huaneng Power International, Inc., H Shares	491,864	$269,951
Huaneng Renewables Corp., Ltd., H Shares	645,300	178,687
Meridian Energy, Ltd.	118,307	371,058
NRG Energy, Inc.	36,047	1,312,111
Ormat Technologies, Inc.	5,033	373,801
Pattern Energy Group, Inc., Class A	11,497	312,144
Ratch Group PCL	10,300	24,738
Ratch Group PCL, Foreign Quota Shares	94,500	227,189
TerraForm Power, Inc., Class A	9,412	159,628
Uniper SE	22,003	667,613
		9,259,220
Multi-utilities – 0.9%
AGL Energy, Ltd.	101,581	1,294,941
Ameren Corp.	33,139	2,556,674
Atco, Ltd., Class I	15,355	548,739
Avista Corp.	8,350	391,615
Black Hills Corp.	22,506	1,726,435
Canadian Utilities, Ltd., Class A	25,907	748,178
CenterPoint Energy, Inc.	67,759	1,876,247
Centrica PLC	903,249	767,032
CMS Energy Corp.	38,287	2,413,995
Consolidated Edison, Inc.	44,137	3,923,779
Dominion Energy, Inc.	108,265	8,404,612
DTE Energy Company	24,721	3,205,325
E.ON SE	242,244	2,253,763
Engie SA	277,181	4,214,486
Innogy SE (B)	14,887	741,642
MDU Resources Group, Inc.	54,213	1,457,788
National Grid PLC	537,765	5,632,866
NiSource, Inc.	50,344	1,487,665
NorthWestern Corp.	20,189	1,462,491
Public Service Enterprise Group, Inc.	68,199	4,123,994
RWE AG	60,365	1,720,821
Sempra Energy	37,024	5,243,709
Suez	51,001	791,843
Unitil Corp.	1,912	115,427
Veolia Environnement SA	80,995	1,936,915
WEC Energy Group, Inc.	42,563	4,076,259
YTL Corp. BHD	282,297	67,036
		63,184,277
Water utilities – 0.2%
Aguas Andinas SA, Class A	137,980	75,912
American States Water Company	4,622	427,674
American Water Works Company, Inc.	24,358	3,101,261
Aqua America, Inc.	59,048	2,615,236
AquaVenture Holdings, Ltd. (A)	1,764	31,188
Artesian Resources Corp., Class A	1,138	41,423
Beijing Enterprises Water Group, Ltd. (A)	737,700	386,706
Cadiz, Inc. (A)(C)	2,347	27,014
California Water Service Group	6,123	345,582
Cia de Saneamento Basico do Estado de Sao Paulo	44,998	561,796
Connecticut Water Service, Inc.	1,594	111,803
Consolidated Water Company, Ltd.	2,675	39,216
Guangdong Investment, Ltd.	389,980	820,964
Middlesex Water Company	2,107	128,611
Pure Cycle Corp. (A)	2,572	27,906
Severn Trent PLC	36,881	929,908
SJW Group	3,374	230,545
The York Water Company	1,731	64,636

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
United Utilities Group PLC	106,432	$1,055,459
		11,022,840
		240,210,156
TOTAL COMMON STOCKS (Cost $6,666,643,170)		$6,956,756,618
PREFERRED SECURITIES – 0.4%
Communication services – 0.0%
Diversified consumer services – 0.0%
GCI Liberty, Inc., 7.000% (C)	974	25,129
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	58,754	761,489
		786,618
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	6,388	343,959
Hyundai Motor Company	3,362	211,295
Hyundai Motor Company, 2nd Preferred	5,170	369,353
Porsche Automobil Holding SE	17,039	1,070,227
Volkswagen AG	20,496	3,298,583
		5,293,417
Multiline retail – 0.0%
Lojas Americanas SA	95,526	432,070
		5,725,487
Consumer staples – 0.0%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	17,854	55,183
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao	20,800	439,809
Household products – 0.0%
Henkel AG & Company KGaA	19,684	1,975,301
Personal products – 0.0%
Amorepacific Corp.	1,302	77,674
LG Household & Health Care, Ltd.	297	178,170
		255,844
		2,726,137
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	550,733	3,391,377
Financials – 0.2%
Banks – 0.2%
Banco Bradesco SA	529,086	4,209,945
Bancolombia SA	46,691	579,662
Grupo Aval Acciones y Valores SA	396,682	148,065
Itau Unibanco Holding SA	634,867	5,203,426
Itausa - Investimentos Itau SA	578,759	1,717,689
		11,858,787
Diversified financial services – 0.0%
Grupo de Inversiones Suramericana SA	12,699	114,055
		11,972,842
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	3,918	785,725
Industrials – 0.0%
Industrial conglomerates – 0.0%
CJ Corp. (A)	289	13,361
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	114,775	3,496,911
Materials – 0.0%
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Chemicals – 0.0%
Braskem SA, A Shares (A)	25,083	$170,935
FUCHS PETROLUB SE	7,530	262,369
LG Chem, Ltd.	1,081	160,834
Sociedad Quimica y Minera de Chile SA, B Shares	6,827	168,404
		762,542
Metals and mining – 0.0%
Gerdau SA	142,583	443,140
		1,205,682
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	31,379	355,770
Cia Energetica de Minas Gerais	120,448	429,320
		785,090
TOTAL PREFERRED SECURITIES (Cost $32,249,289)		$30,889,230
EXCHANGE-TRADED FUNDS – 1.5%
iShares MSCI India ETF	1,911,534	61,513,164
iShares MSCI Russia ETF	124,127	4,684,553
KraneShares Bosera MSCI China A ETF (C)	396,139	11,828,711
VanEck Vectors Russia ETF (C)	1,254,826	27,932,427
TOTAL EXCHANGE-TRADED FUNDS (Cost $105,290,609)		$105,958,855
RIGHTS – 0.0%
B2W Cia Digital (Expiration Date: 9-23-19; Strike Price: BRL 39.00) (A)	3,320	6,566
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)(E)	37,553	9,681
TOTAL RIGHTS (Cost $11,142)		$16,247
WARRANTS – 0.0%
BTS Group Holdings PCL (Expiration Date: 11-29-19; Strike Price: THB 10.50) (A)	56,833	5,577
Minor International PCL (Expiration Date: 10-01-21; Strike Price: THB 48.00) (A)	1,847	244
TOTAL WARRANTS (Cost $0)		$5,821
SECURITIES LENDING COLLATERAL – 1.1%
John Hancock Collateral Trust, 2.1920% (F)(G)	7,997,743	80,031,817
TOTAL SECURITIES LENDING COLLATERAL (Cost $80,021,742)		$80,031,817
SHORT-TERM INVESTMENTS – 2.7%
U.S. Government Agency – 2.1%
Federal Home Loan Bank Discount Note
1.515%, 10/15/2019 *	$15,000,000	14,964,475
1.695%, 10/04/2019 *	30,000,000	29,947,558
2.020%, 09/20/2019 *	10,000,000	9,990,225
2.020%, 10/01/2019 *	21,000,000	20,966,843
2.170%, 09/10/2019 *	25,000,000	24,989,938
2.270%, 09/04/2019 *	15,000,000	14,999,138
Federal National Mortgage Association Discount Note 1.990%, 10/04/2019 *	40,000,000	39,930,078
		155,788,255

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $45,769,339 on 9-3-19, collateralized by $45,830,000 U.S. Treasury Notes, 2.250% due 3-31-21 (valued at $46,691,237, including interest)	$45,764,000	$45,764,000
TOTAL SHORT-TERM INVESTMENTS (Cost $201,532,810)		$201,552,255
Total Investments (Strategic Equity Allocation Fund) (Cost $7,085,748,762) – 100.6%		$7,375,210,843
Other assets and liabilities, net – (0.6%)		(46,379,510)
TOTAL NET ASSETS – 100.0%		$7,328,831,333
Currency Abbreviations
BRL	Brazilian Real
Strategic Equity Allocation Fund (continued)
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 8-31-19.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 8-31-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	107	Long	Sep 2019	$8,051,032	$8,034,095	$(16,937)
MSCI EAFE Index Futures	869	Long	Sep 2019	80,664,735	80,117,455	(547,280)
MSCI Emerging Markets Index Futures	520	Long	Sep 2019	25,953,444	25,584,000	(369,444)
Russell 2000 E-Mini Index Futures	179	Long	Sep 2019	13,680,374	13,373,090	(307,284)
S&P 500 Index E-Mini Futures	643	Long	Sep 2019	94,869,677	93,435,938	(1,433,739)
S&P Mid 400 Index E-Mini Futures	95	Long	Sep 2019	18,164,779	17,873,300	(291,479)
S&P/TSX 60 Index Futures	53	Long	Sep 2019	7,713,843	7,814,256	100,413
						$(2,865,750)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 7.3%
Diversified telecommunication services – 0.4%
Anterix, Inc. (A)	422	$16,353
AT&T, Inc.	79,014	2,786,034
ATN International, Inc.	479	27,217
Bandwidth, Inc., Class A (A)	713	62,166
CenturyLink, Inc.	10,856	123,541
Cincinnati Bell, Inc. (A)	2,527	13,722
Cogent Communications Holdings, Inc.	1,838	111,916
Consolidated Communications Holdings, Inc.	3,250	13,098
Frontier Communications Corp. (A)(B)	4,979	3,986
IDT Corp., Class B (A)	870	7,673
Intelsat SA (A)	3,001	62,061
Iridium Communications, Inc. (A)	4,409	106,610
Ooma, Inc. (A)	955	11,938
ORBCOMM, Inc. (A)	3,447	15,891
Pareteum Corp. (A)(B)	5,068	10,846
Verizon Communications, Inc.	44,769	2,603,765
Vonage Holdings Corp. (A)	10,041	132,742
		6,109,559
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment – 1.6%
Activision Blizzard, Inc.	36,847	$1,864,458
AMC Entertainment Holdings, Inc., Class A (B)	2,284	25,375
Cinemark Holdings, Inc.	10,220	389,995
Electronic Arts, Inc. (A)	14,285	1,338,219
Glu Mobile, Inc. (A)	5,113	22,702
IMAX Corp. (A)	2,344	49,036
Liberty Media Corp.-Liberty Braves, Class A (A)	535	14,696
Liberty Media Corp.-Liberty Braves, Class C (A)	1,438	39,487
Live Nation Entertainment, Inc. (A)	13,396	931,156
Netflix, Inc. (A)	21,030	6,177,563
Reading International, Inc., Class A (A)	814	10,094
Rosetta Stone, Inc. (A)	924	16,863
Take-Two Interactive Software, Inc. (A)	5,368	708,415
The Marcus Corp.	999	33,526
The Walt Disney Company	83,967	11,525,310
Viacom, Inc., Class B	16,870	421,413
World Wrestling Entertainment, Inc., Class A	4,187	299,077
		23,867,385

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services – 3.9%
Alphabet, Inc., Class A (A)	14,403	$17,147,204
Alphabet, Inc., Class C (A)	14,741	17,513,782
Care.com, Inc. (A)	1,042	10,305
CarGurus, Inc. (A)	3,312	108,037
Cars.com, Inc. (A)	8,836	78,729
DHI Group, Inc. (A)	2,581	9,369
Eventbrite, Inc., Class A (A)	1,610	28,143
Facebook, Inc., Class A (A)	115,560	21,456,025
Liberty TripAdvisor Holdings, Inc., Class A (A)	3,254	28,440
QuinStreet, Inc. (A)	2,003	22,934
The Meet Group, Inc. (A)	3,563	12,292
TripAdvisor, Inc. (A)	4,937	187,557
TrueCar, Inc. (A)	4,544	17,994
Twitter, Inc. (A)	35,124	1,498,039
Yelp, Inc. (A)	10,173	340,897
		58,459,747
Media – 1.3%
AMC Networks, Inc., Class A (A)	4,347	210,830
Boston Omaha Corp., Class A (A)	505	10,342
Cable One, Inc.	476	617,667
Cardlytics, Inc. (A)	654	24,571
CBS Corp., Class B	17,065	717,754
Central European Media Enterprises, Ltd., Class A (A)	4,396	20,397
Charter Communications, Inc., Class A (A)	8,274	3,388,948
Clear Channel Outdoor Holdings, Inc. (A)	2,088	5,429
Comcast Corp., Class A	217,853	9,642,174
comScore, Inc. (A)	2,438	4,535
Cumulus Media, Inc., Class A (A)	705	9,588
Daily Journal Corp. (A)(B)	51	10,224
Discovery, Inc., Series A (A)	7,530	207,828
Discovery, Inc., Series C (A)	17,198	447,664
DISH Network Corp., Class A (A)	11,006	369,361
Emerald Expositions Events, Inc.	1,264	12,084
Entercom Communications Corp., Class A	5,497	19,569
Entravision Communications Corp., Class A	3,060	9,364
Fluent, Inc. (A)	2,108	6,282
Fox Corp., Class A	17,263	572,614
Fox Corp., Class B	7,745	254,036
Gannett Company, Inc.	4,727	49,728
Gray Television, Inc. (A)	4,061	62,133
Hemisphere Media Group, Inc. (A)	889	10,552
John Wiley & Sons, Inc., Class A	4,321	192,285
Liberty Latin America, Ltd., Class A (A)	2,146	35,237
Liberty Latin America, Ltd., Class C (A)	4,954	81,691
Loral Space & Communications, Inc. (A)	614	22,712
Marchex, Inc., Class B (A)	1,928	6,555
MDC Partners, Inc., Class A (A)	3,135	7,367
Media General, Inc. (A)(C)	7,175	689
Meredith Corp.	5,614	245,781
MSG Networks, Inc., Class A (A)	2,614	42,870
National CineMedia, Inc.	2,854	23,403
New Media Investment Group, Inc. (B)	2,768	24,303
News Corp., Class A	18,389	252,849
News Corp., Class B	5,906	83,629
Omnicom Group, Inc.	10,658	810,647
Scholastic Corp.	1,297	45,486
TechTarget, Inc. (A)	1,017	24,144
TEGNA, Inc.	30,386	434,824
The EW Scripps Company, Class A	2,476	30,603
The Interpublic Group of Companies, Inc.	18,463	367,044
The New York Times Company, Class A	13,626	397,879
Tribune Publishing Company	987	7,551
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
WideOpenWest, Inc. (A)	1,221	$6,862
		19,828,085
Wireless telecommunication services – 0.1%
Boingo Wireless, Inc. (A)	1,936	24,916
Gogo, Inc. (A)(B)	2,707	10,882
Shenandoah Telecommunications Company	2,137	67,401
Spok Holdings, Inc.	884	10,387
Telephone & Data Systems, Inc.	9,012	227,102
T-Mobile US, Inc. (A)	3,420	266,931
		607,619
		108,872,395
Consumer discretionary – 10.2%
Auto components – 0.3%
Adient PLC	12,250	247,083
American Axle & Manufacturing Holdings, Inc. (A)	4,971	31,516
Aptiv PLC	16,935	1,408,484
BorgWarner, Inc.	13,601	443,801
Cooper Tire & Rubber Company	2,196	51,584
Cooper-Standard Holdings, Inc. (A)	782	29,278
Dana, Inc.	20,201	257,159
Delphi Technologies PLC	8,436	111,608
Dorman Products, Inc. (A)	1,188	84,443
Fox Factory Holding Corp. (A)	1,677	120,811
Gentex Corp.	24,512	652,019
Gentherm, Inc. (A)	1,493	54,793
LCI Industries	1,076	91,191
Modine Manufacturing Company (A)	2,193	22,391
Motorcar Parts of America, Inc. (A)	926	13,455
Standard Motor Products, Inc.	921	40,810
Stoneridge, Inc. (A)	1,223	37,558
Tenneco, Inc., Class A	2,290	19,969
The Goodyear Tire & Rubber Company	22,296	255,735
Tower International, Inc.	901	27,868
Visteon Corp. (A)	3,970	273,811
		4,275,367
Automobiles – 0.4%
Ford Motor Company	257,399	2,360,349
General Motors Company	86,654	3,213,997
Harley-Davidson, Inc.	10,510	335,269
Tesla, Inc. (A)	1	226
Thor Industries, Inc.	5,017	230,330
Winnebago Industries, Inc.	1,374	43,995
		6,184,166
Distributors – 0.2%
Core-Mark Holding Company, Inc.	2,021	65,460
Funko, Inc., Class A (A)	799	19,168
Genuine Parts Company	11,310	1,021,180
LKQ Corp. (A)	24,311	638,650
Pool Corp.	3,815	749,190
Weyco Group, Inc.	295	7,236
		2,500,884
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	7,931	338,812
American Public Education, Inc. (A)	732	17,736
Career Education Corp. (A)	3,071	62,986
Carriage Services, Inc.	826	17,569
Chegg, Inc. (A)	5,150	204,146
Collectors Universe, Inc.	448	11,612
Graham Holdings Company, Class B	417	293,593
H&R Block, Inc.	9,850	238,567
Houghton Mifflin Harcourt Company (A)	4,658	27,715
K12, Inc. (A)	1,700	44,795

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Laureate Education, Inc., Class A (A)	4,208	$77,006
OneSpaWorld Holdings, Ltd. (A)	2,018	31,683
Regis Corp. (A)	1,223	19,776
Select Interior Concepts, Inc., Class A (A)	1,115	13,837
Service Corp. International	17,478	809,231
Sotheby's (A)	4,584	264,726
Strategic Education, Inc.	947	160,261
Weight Watchers International, Inc. (A)	5,823	174,632
		2,808,683
Hotels, restaurants and leisure – 2.2%
BBX Capital Corp.	3,301	13,699
BJ's Restaurants, Inc.	922	33,598
Bloomin' Brands, Inc.	4,074	73,495
Boyd Gaming Corp.	11,247	270,378
Brinker International, Inc. (B)	5,253	199,614
Caesars Entertainment Corp. (A)	56,132	646,079
Carnival Corp.	19,015	838,181
Carrols Restaurant Group, Inc. (A)	1,739	12,695
Century Casinos, Inc. (A)	1,360	10,445
Chipotle Mexican Grill, Inc. (A)	1,158	970,890
Churchill Downs, Inc.	4,950	610,137
Chuy's Holdings, Inc. (A)	742	18,825
Cracker Barrel Old Country Store, Inc.	3,155	521,837
Darden Restaurants, Inc.	5,840	706,523
Dave & Buster's Entertainment, Inc. (B)	1,611	69,354
Del Frisco's Restaurant Group, Inc. (A)	1,646	13,119
Del Taco Restaurants, Inc. (A)	1,411	15,775
Denny's Corp. (A)	2,609	61,546
Dine Brands Global, Inc.	737	51,995
Domino's Pizza, Inc.	3,942	894,203
Drive Shack, Inc. (A)	3,179	14,973
Dunkin' Brands Group, Inc.	7,926	653,419
El Pollo Loco Holdings, Inc. (A)	1,072	10,945
Eldorado Resorts, Inc. (A)	9,169	353,098
Everi Holdings, Inc. (A)	3,006	26,874
Fiesta Restaurant Group, Inc. (A)	1,183	10,221
Golden Entertainment, Inc. (A)	904	12,819
Hilton Worldwide Holdings, Inc.	13,821	1,276,646
International Speedway Corp., Class A	3,329	149,872
J Alexander's Holdings, Inc. (A)	733	8,649
Jack in the Box, Inc.	3,615	308,432
Lindblad Expeditions Holdings, Inc. (A)	1,072	20,004
Marriott International, Inc., Class A	13,126	1,654,664
Marriott Vacations Worldwide Corp.	5,697	561,667
McDonald's Corp.	36,257	7,902,938
MGM Resorts International	24,227	679,810
Monarch Casino & Resort, Inc. (A)	517	22,944
Nathan's Famous, Inc.	160	10,656
Noodles & Company (A)	1,481	8,545
Norwegian Cruise Line Holdings, Ltd. (A)	10,199	517,599
Papa John's International, Inc. (B)	3,146	156,545
Penn National Gaming, Inc. (A)	15,191	291,211
PlayAGS, Inc. (A)	1,178	11,474
RCI Hospitality Holdings, Inc.	495	8,811
Red Lion Hotels Corp. (A)	1,451	7,603
Red Robin Gourmet Burgers, Inc. (A)	581	19,458
Red Rock Resorts, Inc., Class A	3,141	65,490
Royal Caribbean Cruises, Ltd.	8,164	851,342
Ruth's Hospitality Group, Inc.	1,268	24,663
Scientific Games Corp. (A)(B)	7,864	145,327
SeaWorld Entertainment, Inc. (A)	2,238	64,924
Shake Shack, Inc., Class A (A)	1,253	124,247
Six Flags Entertainment Corp.	6,869	406,439
Speedway Motorsports, Inc.	587	11,593
Starbucks Corp.	57,515	5,553,648
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Target Hospitality Corp. (A)	1,588	$9,687
Texas Roadhouse, Inc.	9,431	485,319
The Cheesecake Factory, Inc.	5,851	222,279
The Habit Restaurants, Inc., Class A (A)	1,090	9,548
The Wendy's Company	17,479	384,538
Twin River Worldwide Holdings, Inc.	964	21,835
Wingstop, Inc.	1,301	130,321
Wyndham Destinations, Inc.	8,979	398,129
Wyndham Hotels & Resorts, Inc.	9,331	479,427
Wynn Resorts, Ltd.	4,587	505,258
Yum! Brands, Inc.	14,531	1,696,930
		32,323,209
Household durables – 0.6%
Beazer Homes USA, Inc. (A)	1,469	18,407
Cavco Industries, Inc. (A)	386	70,819
Century Communities, Inc. (A)	1,126	31,731
D.R. Horton, Inc.	18,225	901,591
Ethan Allen Interiors, Inc.	1,065	18,318
Flexsteel Industries, Inc.	483	7,313
Garmin, Ltd.	6,510	531,021
GoPro, Inc., Class A (A)	5,309	20,546
Green Brick Partners, Inc. (A)	1,325	12,177
Hamilton Beach Brands Holding Company, Class B	294	4,166
Helen of Troy, Ltd. (A)	3,514	539,434
Hooker Furniture Corp.	669	11,948
Installed Building Products, Inc. (A)	1,015	57,764
iRobot Corp. (A)	1,221	75,470
KB Home	11,831	332,333
La-Z-Boy, Inc.	1,998	63,676
Leggett & Platt, Inc.	7,044	261,966
Lennar Corp., A Shares	15,319	781,269
LGI Homes, Inc. (A)(B)	880	71,729
M/I Homes, Inc. (A)	1,137	41,091
MDC Holdings, Inc.	2,159	83,489
Meritage Homes Corp. (A)	1,585	103,564
Mohawk Industries, Inc. (A)	3,304	392,813
Newell Brands, Inc.	20,892	346,807
NVR, Inc. (A)	324	1,166,076
PulteGroup, Inc.	13,675	462,215
Skyline Champion Corp. (A)	2,253	63,084
Sonos, Inc. (A)	3,153	45,782
Taylor Morrison Home Corp. (A)	4,727	112,786
Tempur Sealy International, Inc. (A)	4,409	340,022
The Lovesac Company (A)	312	5,366
Toll Brothers, Inc.	12,694	459,396
TopBuild Corp. (A)	1,502	139,115
TRI Pointe Group, Inc. (A)	19,882	278,348
Tupperware Brands Corp.	6,836	88,936
Universal Electronics, Inc. (A)	608	27,451
Whirlpool Corp.	3,399	472,767
William Lyon Homes, Class A (A)	1,380	24,385
ZAGG, Inc. (A)	1,458	9,346
		8,474,517
Internet and direct marketing retail – 2.9%
1-800-Flowers.com, Inc., Class A (A)	1,094	16,104
Amazon.com, Inc. (A)	20,358	36,161,712
Booking Holdings, Inc. (A)	2,131	4,190,420
Duluth Holdings, Inc., Class B (A)	545	5,009
eBay, Inc.	40,331	1,624,936
Expedia Group, Inc.	7,734	1,006,193
Groupon, Inc. (A)	20,189	50,069
GrubHub, Inc. (A)	9,254	549,132
Leaf Group, Ltd. (A)	1,046	4,372
Liquidity Services, Inc. (A)	1,451	10,984

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Overstock.com, Inc. (A)(B)	1,241	$19,521
PetMed Express, Inc. (B)	981	15,500
Quotient Technology, Inc. (A)	3,518	25,822
Shutterfly, Inc. (A)	1,532	77,948
Shutterstock, Inc. (A)	846	29,703
Stamps.com, Inc. (A)	750	48,270
Stitch Fix, Inc., Class A (A)	1,870	35,642
The Rubicon Project, Inc. (A)	2,342	23,959
Waitr Holdings, Inc. (A)	2,526	4,370
		43,899,666
Leisure products – 0.1%
Acushnet Holdings Corp.	1,559	40,487
American Outdoor Brands Corp. (A)	2,464	14,809
Brunswick Corp.	8,351	389,157
Callaway Golf Company	4,164	73,953
Clarus Corp.	1,087	11,968
Hasbro, Inc.	6,215	686,571
Johnson Outdoors, Inc., Class A	240	13,440
Malibu Boats, Inc., Class A (A)	921	25,622
MasterCraft Boat Holdings, Inc. (A)	917	13,893
Mattel, Inc. (A)(B)	33,129	324,664
Polaris, Inc.	5,506	451,602
Sturm Ruger & Company, Inc.	739	30,306
Vista Outdoor, Inc. (A)	2,551	14,260
YETI Holdings, Inc. (A)(B)	1,386	39,155
		2,129,887
Multiline retail – 0.2%
Big Lots, Inc.	1,773	40,336
Dillard's, Inc., Class A	2,175	127,281
Dollar General Corp.	3,347	522,433
Dollar Tree, Inc. (A)	3,078	312,509
J.C. Penney Company, Inc. (A)(B)	15,628	11,629
Kohl's Corp.	2,100	99,246
Macy's, Inc.	4,002	59,070
Nordstrom, Inc. (B)	1,363	39,486
Ollie's Bargain Outlet Holdings, Inc. (A)	4,993	276,862
Target Corp.	6,639	710,639
		2,199,491
Specialty retail – 2.4%
Aaron's, Inc.	9,481	607,827
Abercrombie & Fitch Company, Class A	2,974	43,480
Advance Auto Parts, Inc.	3,785	522,141
American Eagle Outfitters, Inc.	22,873	384,724
America's Car-Mart, Inc. (A)	270	23,161
Asbury Automotive Group, Inc. (A)	850	80,155
At Home Group, Inc. (A)	2,256	15,205
AutoNation, Inc. (A)	5,476	259,891
AutoZone, Inc. (A)	1,294	1,425,587
Bed Bath & Beyond, Inc. (B)	18,292	176,884
Best Buy Company, Inc.	12,255	780,031
Boot Barn Holdings, Inc. (A)	1,250	42,813
Caleres, Inc.	1,837	37,016
Camping World Holdings, Inc., Class A (B)	1,596	12,130
CarMax, Inc. (A)	8,768	730,199
Chico's FAS, Inc.	5,646	17,616
Citi Trends, Inc.	594	9,985
Conn's, Inc. (A)	940	18,950
Designer Brands, Inc., Class A	2,889	47,640
Dick's Sporting Goods, Inc.	6,477	220,477
Express, Inc. (A)	3,189	6,761
Five Below, Inc. (A)	5,367	659,443
Foot Locker, Inc.	10,952	396,353
GameStop Corp., Class A (B)	4,582	18,191
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Genesco, Inc. (A)	776	$27,688
Group 1 Automotive, Inc.	785	58,655
Guess?, Inc.	2,550	46,079
Haverty Furniture Companies, Inc.	898	17,197
Hibbett Sports, Inc. (A)	841	13,910
Hudson, Ltd., Class A (A)	1,726	18,727
L Brands, Inc.	12,281	202,759
Lithia Motors, Inc., Class A	979	128,318
Lowe's Companies, Inc.	41,306	4,634,533
Lumber Liquidators Holdings, Inc. (A)(B)	1,393	13,108
MarineMax, Inc. (A)	1,011	14,619
Monro, Inc.	1,448	112,539
Murphy USA, Inc. (A)	4,211	376,463
National Vision Holdings, Inc. (A)	3,070	87,065
Office Depot, Inc.	24,299	31,589
O'Reilly Automotive, Inc. (A)	4,130	1,584,929
Party City Holdco, Inc. (A)(B)	2,531	11,896
Rent-A-Center, Inc. (A)	2,147	54,813
RH (A)	811	116,176
Ross Stores, Inc.	19,372	2,053,626
Sally Beauty Holdings, Inc. (A)	16,899	206,675
Shoe Carnival, Inc.	463	14,233
Signet Jewelers, Ltd.	7,328	89,695
Sleep Number Corp. (A)	1,330	55,647
Sonic Automotive, Inc., Class A	1,079	29,036
Sportsman's Warehouse Holdings, Inc. (A)	2,188	9,233
Tailored Brands, Inc. (B)	2,470	13,387
The Buckle, Inc.	1,293	25,343
The Cato Corp., Class A	1,058	18,124
The Children's Place, Inc. (B)	682	59,505
The Gap, Inc.	11,509	181,727
The Home Depot, Inc.	58,051	13,230,403
The Michaels Companies, Inc. (A)	12,403	70,325
The TJX Companies, Inc.	63,940	3,514,782
Tiffany & Company	5,698	483,589
Tile Shop Holdings, Inc.	2,183	5,872
Tilly's, Inc., Class A	1,114	11,931
Tractor Supply Company	6,366	648,568
Ulta Beauty, Inc. (A)	2,931	696,787
Urban Outfitters, Inc. (A)	6,577	153,968
Williams-Sonoma, Inc.	7,558	497,316
Winmark Corp.	105	17,063
Zumiez, Inc. (A)	883	22,940
		36,197,498
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (A)	8,167	215,445
Carter's, Inc.	4,336	396,657
Crocs, Inc. (A)	2,861	63,800
Culp, Inc.	610	8,564
Deckers Outdoor Corp. (A)	4,087	602,628
Delta Apparel, Inc. (A)	332	7,450
Fossil Group, Inc. (A)	2,051	26,253
G-III Apparel Group, Ltd. (A)	2,022	41,471
Hanesbrands, Inc.	19,422	265,305
Kontoor Brands, Inc. (A)	1,953	66,871
Movado Group, Inc.	723	15,559
NIKE, Inc., Class B	67,464	5,700,708
Oxford Industries, Inc.	734	51,219
PVH Corp.	4,012	304,110
Ralph Lauren Corp.	2,817	248,854
Rocky Brands, Inc.	382	11,131
Skechers U.S.A., Inc., Class A (A)	12,889	408,066
Steven Madden, Ltd.	3,773	125,339
Superior Group of Companies, Inc.	427	6,055
Tapestry, Inc.	15,538	320,860

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Under Armour, Inc., Class A (A)	10,292	$191,534
Under Armour, Inc., Class C (A)	10,686	180,807
Unifi, Inc. (A)	720	13,853
Vera Bradley, Inc. (A)	1,065	11,278
VF Corp.	17,468	1,431,503
Wolverine World Wide, Inc.	3,877	100,608
		10,815,928
		151,809,296
Consumer staples – 6.6%
Beverages – 1.6%
Brown-Forman Corp., Class B	8,021	473,159
Coca-Cola Consolidated, Inc.	209	70,351
Constellation Brands, Inc., Class A	8,060	1,647,061
Craft Brew Alliance, Inc. (A)	652	6,553
MGP Ingredients, Inc. (B)	578	27,842
Molson Coors Brewing Company, Class B	9,050	464,808
Monster Beverage Corp. (A)	18,871	1,107,162
National Beverage Corp.	538	22,004
New Age Beverages Corp. (A)(B)	3,427	10,418
PepsiCo, Inc.	67,581	9,240,350
Primo Water Corp. (A)	1,586	19,397
The Boston Beer Company, Inc., Class A (A)	1,206	528,735
The Coca-Cola Company	185,098	10,187,794
		23,805,634
Food and staples retailing – 1.4%
BJ's Wholesale Club Holdings, Inc. (A)	5,032	132,140
Casey's General Stores, Inc.	3,513	589,657
Costco Wholesale Corp.	21,407	6,309,927
HF Foods Group, Inc. (A)	390	7,558
Ingles Markets, Inc., Class A	638	24,805
Performance Food Group Company (A)	4,560	213,362
PriceSmart, Inc.	1,018	61,518
Rite Aid Corp. (A)(B)	2,593	16,751
SpartanNash Company	1,662	17,900
Sprouts Farmers Market, Inc. (A)	11,313	203,068
Sysco Corp.	23,017	1,710,854
The Andersons, Inc.	1,406	32,226
The Chefs' Warehouse, Inc. (A)	1,075	41,474
The Kroger Company	39,269	929,890
United Natural Foods, Inc. (A)	2,244	18,042
Village Super Market, Inc., Class A	449	11,212
Walgreens Boots Alliance, Inc.	37,828	1,936,415
Walmart, Inc.	68,086	7,779,506
Weis Markets, Inc.	466	17,815
		20,054,120
Food products – 1.2%
Alico, Inc.	255	7,612
Archer-Daniels-Midland Company	26,994	1,027,122
B&G Foods, Inc. (B)	2,878	48,725
Calavo Growers, Inc.	724	64,183
Cal-Maine Foods, Inc.	1,411	57,202
Campbell Soup Company	9,282	417,690
Conagra Brands, Inc.	23,422	664,248
Darling Ingredients, Inc. (A)	7,292	135,631
Farmer Brothers Company (A)	598	7,260
Flowers Foods, Inc.	17,644	402,283
Fresh Del Monte Produce, Inc.	1,371	35,701
Freshpet, Inc. (A)	1,388	68,123
General Mills, Inc.	28,865	1,552,937
Hormel Foods Corp.	13,131	559,512
Hostess Brands, Inc. (A)	4,442	62,277
Ingredion, Inc.	6,396	494,219
J&J Snack Foods Corp.	670	129,350
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
John B. Sanfilippo & Son, Inc.	385	$35,651
Kellogg Company	11,981	752,407
Lamb Weston Holdings, Inc.	7,052	496,390
Lancaster Colony Corp.	2,710	395,389
Landec Corp. (A)	1,236	13,584
Limoneira Company	802	14,564
McCormick & Company, Inc.	5,905	961,747
Mondelez International, Inc., Class A	69,445	3,834,753
Post Holdings, Inc. (A)	6,398	637,817
Sanderson Farms, Inc.	2,750	411,455
Seneca Foods Corp., Class A (A)	381	10,470
The Hain Celestial Group, Inc. (A)	8,590	163,640
The Hershey Company	6,716	1,064,352
The J.M. Smucker Company	5,484	576,697
The Kraft Heinz Company	29,991	765,370
The Simply Good Foods Company (A)	3,163	93,720
Tootsie Roll Industries, Inc. (B)	2,544	93,314
TreeHouse Foods, Inc. (A)	5,384	272,700
Tyson Foods, Inc., Class A	14,212	1,322,284
		17,650,379
Household products – 1.6%
Central Garden & Pet Company (A)	580	15,324
Central Garden & Pet Company, Class A (A)	1,774	42,682
Church & Dwight Company, Inc.	13,095	1,044,719
Colgate-Palmolive Company	45,655	3,385,318
Energizer Holdings, Inc. (B)	6,098	234,773
Kimberly-Clark Corp.	18,279	2,579,350
Oil-Dri Corp. of America	246	7,567
The Clorox Company	6,773	1,071,218
The Procter & Gamble Company	133,398	16,038,442
WD-40 Company	613	111,750
		24,531,143
Personal products – 0.2%
Coty, Inc., Class A	15,643	149,391
Edgewell Personal Care Company (A)	7,606	211,751
elf Beauty, Inc. (A)	1,163	18,980
Inter Parfums, Inc.	793	50,982
Lifevantage Corp. (A)	766	9,315
Medifast, Inc.	504	50,380
Nu Skin Enterprises, Inc., Class A	5,322	216,180
The Estee Lauder Companies, Inc., Class A	11,662	2,308,959
USANA Health Sciences, Inc. (A)	607	41,258
		3,057,196
Tobacco – 0.6%
22nd Century Group, Inc. (A)(B)	5,892	11,548
Altria Group, Inc.	90,191	3,944,954
Philip Morris International, Inc.	75,002	5,406,894
Turning Point Brands, Inc.	397	14,232
Universal Corp.	1,097	54,916
Vector Group, Ltd. (B)	4,857	56,730
		9,489,274
		98,587,746
Energy – 4.4%
Energy equipment and services – 0.5%
Apergy Corp. (A)	7,423	192,850
Archrock, Inc.	5,780	56,124
Baker Hughes, a GE Company	28,454	617,167
C&J Energy Services, Inc. (A)	2,924	27,953
Cactus, Inc., Class A (A)	2,083	53,054
Core Laboratories NV (B)	4,254	168,416
Diamond Offshore Drilling, Inc. (A)(B)	2,844	18,458

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
DMC Global, Inc.	636	$27,621
Dril-Quip, Inc. (A)	1,608	73,727
Era Group, Inc. (A)	1,095	10,381
Exterran Corp. (A)	1,484	15,656
Forum Energy Technologies, Inc. (A)	4,055	5,718
Frank's International NV (A)	4,777	20,780
FTS International, Inc. (A)	1,695	4,254
Geospace Technologies Corp. (A)	680	8,323
Halliburton Company	48,284	909,671
Helix Energy Solutions Group, Inc. (A)	6,352	45,988
Helmerich & Payne, Inc.	6,107	229,562
Keane Group, Inc. (A)	2,595	13,754
KLX Energy Services Holdings, Inc. (A)	1,007	10,100
Liberty Oilfield Services, Inc., Class A	1,989	21,422
Matrix Service Company (A)	1,174	23,327
McDermott International, Inc. (A)(B)	25,562	120,653
Nabors Industries, Ltd.	15,677	26,337
National Energy Services Reunited Corp. (A)	1,148	8,794
National Oilwell Varco, Inc.	21,323	435,629
Natural Gas Services Group, Inc. (A)	691	7,449
Newpark Resources, Inc. (A)	3,920	25,911
Nine Energy Service, Inc. (A)	782	4,285
Noble Corp. PLC (A)	10,983	17,573
Oceaneering International, Inc. (A)	13,908	180,248
Oil States International, Inc. (A)	2,673	36,861
Pacific Drilling SA (A)	1,457	8,859
Parker Drilling Company (A)	492	8,413
Patterson-UTI Energy, Inc.	20,001	173,009
ProPetro Holding Corp. (A)	3,544	37,744
RPC, Inc.	2,767	14,693
Schlumberger, Ltd.	76,527	2,481,771
SEACOR Holdings, Inc. (A)	778	36,543
SEACOR Marine Holdings, Inc. (A)	750	9,773
Seadrill, Ltd. (A)(B)	2,918	6,857
Select Energy Services, Inc., Class A (A)	2,584	21,085
Solaris Oilfield Infrastructure, Inc., Class A	1,448	19,910
Superior Energy Services, Inc. (A)	8,022	2,686
TechnipFMC PLC	23,275	578,151
TETRA Technologies, Inc. (A)	6,387	10,602
Tidewater, Inc. (A)	1,712	26,981
Transocean, Ltd. (A)	48,688	221,530
U.S. Silica Holdings, Inc. (B)	3,276	33,317
Valaris PLC	18,881	87,985
		7,197,955
Oil, gas and consumable fuels – 3.9%
Abraxas Petroleum Corp. (A)	8,177	4,268
Altus Midstream Company, Class A (A)	2,602	6,011
Apache Corp.	20,762	447,836
Arch Coal, Inc., Class A (B)	748	57,267
Ardmore Shipping Corp. (A)	1,778	11,095
Berry Petroleum Corp.	2,807	22,428
Bonanza Creek Energy, Inc. (A)	903	20,372
Brigham Minerals, Inc., Class A	783	15,652
Cabot Oil & Gas Corp.	23,389	400,420
California Resources Corp. (A)	2,141	20,960
Callon Petroleum Company (A)	32,097	131,919
Carrizo Oil & Gas, Inc. (A)	3,982	33,011
Chaparral Energy, Inc., Class A (A)	1,601	2,129
Chesapeake Energy Corp. (A)(B)	100,276	144,397
Chevron Corp.	105,245	12,389,441
Cimarex Energy Company	5,603	239,696
Clean Energy Fuels Corp. (A)	6,619	13,172
CNX Resources Corp. (A)	27,414	218,490
Concho Resources, Inc.	11,085	810,868
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
ConocoPhillips	62,444	$3,258,328
CONSOL Energy, Inc. (A)	1,201	20,129
Contura Energy, Inc. (A)	829	23,875
CVR Energy, Inc.	1,316	52,350
Delek US Holdings, Inc.	3,411	111,710
Denbury Resources, Inc. (A)(B)	19,991	21,590
Devon Energy Corp.	22,937	504,385
DHT Holdings, Inc.	4,041	22,710
Diamond S Shipping, Inc. (A)	1,069	11,652
Diamondback Energy, Inc.	8,555	839,074
Dorian LPG, Ltd. (A)	1,440	14,962
Energy Fuels, Inc. (A)(B)	4,638	8,488
EOG Resources, Inc.	32,064	2,378,828
EQT Corp.	24,505	249,216
Equitrans Midstream Corp.	19,566	263,945
Evolution Petroleum Corp.	1,596	9,448
Extraction Oil & Gas, Inc. (A)(B)	4,819	19,421
Exxon Mobil Corp.	233,755	16,007,542
Falcon Minerals Corp.	1,922	11,263
GasLog, Ltd.	1,770	21,771
Golar LNG, Ltd.	4,235	49,592
Goodrich Petroleum Corp. (A)	578	6,121
Green Plains, Inc.	1,885	15,476
Gulfport Energy Corp. (A)	6,970	16,728
Hess Corp.	14,082	886,462
HighPoint Resources Corp. (A)	5,765	6,745
HollyFrontier Corp.	8,679	385,000
International Seaways, Inc. (A)	1,158	19,941
Jagged Peak Energy, Inc. (A)	2,892	19,955
Kinder Morgan, Inc.	107,553	2,180,099
Laredo Petroleum, Inc. (A)	8,182	20,291
Magnolia Oil & Gas Corp., Class A (A)	4,547	46,425
Marathon Oil Corp.	45,186	535,002
Marathon Petroleum Corp.	36,607	1,801,430
Matador Resources Company (A)	14,918	233,467
Montage Resources Corp. (A)	1,153	3,436
Murphy Oil Corp.	15,653	285,354
NACCO Industries, Inc., Class A	184	9,160
Noble Energy, Inc.	26,420	596,564
Nordic American Tankers, Ltd.	6,890	12,264
Northern Oil and Gas, Inc. (A)	13,177	24,246
Oasis Petroleum, Inc. (A)	40,221	125,490
Occidental Petroleum Corp.	49,458	2,150,434
ONEOK, Inc.	22,799	1,625,113
Panhandle Oil and Gas, Inc., Class A	783	8,950
Par Pacific Holdings, Inc. (A)	1,518	33,001
PBF Energy, Inc., Class A	11,495	272,432
PDC Energy, Inc. (A)	2,971	94,626
Peabody Energy Corp.	3,156	58,165
Penn Virginia Corp. (A)	645	18,383
Phillips 66	23,076	2,275,986
Pioneer Natural Resources Company	9,306	1,148,547
QEP Resources, Inc.	33,542	119,410
Range Resources Corp.	19,992	71,172
Renewable Energy Group, Inc. (A)	1,586	19,302
REX American Resources Corp. (A)	266	18,269
Ring Energy, Inc. (A)	3,171	4,630
SandRidge Energy, Inc. (A)	1,622	7,591
Scorpio Tankers, Inc.	1,921	50,503
SemGroup Corp., Class A	3,595	31,780
Ship Finance International, Ltd.	3,599	50,638
SM Energy Company	5,019	47,580
Southwestern Energy Company (A)	76,121	120,271
SRC Energy, Inc. (A)	10,779	54,111
Talos Energy, Inc. (A)	873	16,622

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Teekay Corp.	3,372	$12,375
Teekay Tankers, Ltd., Class A (A)	9,696	10,763
Tellurian, Inc. (A)(B)	4,191	27,367
The Williams Companies, Inc.	66,939	1,579,760
Unit Corp. (A)	2,551	7,730
Uranium Energy Corp. (A)	9,302	8,715
Valero Energy Corp.	23,050	1,735,204
W&T Offshore, Inc. (A)	4,499	19,706
Whiting Petroleum Corp. (A)	4,070	26,984
World Fuel Services Corp.	9,401	360,998
WPX Energy, Inc. (A)	38,069	409,622
		58,616,107
		65,814,062
Financials – 12.8%
Banks – 4.9%
1st Source Corp.	651	28,885
ACNB Corp.	278	9,363
Allegiance Bancshares, Inc. (A)	899	29,137
Amalgamated Bank, Class A	732	11,749
Amerant Bancorp, Inc. (A)	953	15,782
American National Bankshares, Inc.	431	14,740
Ameris Bancorp	2,937	103,353
Ames National Corp.	387	10,244
Arrow Financial Corp.	549	17,656
Associated Banc-Corp.	15,720	302,453
Atlantic Capital Bancshares, Inc. (A)	1,183	19,283
Atlantic Union Bankshares Corp.	3,639	131,404
Banc of California, Inc.	2,017	29,388
BancFirst Corp.	845	45,436
BancorpSouth Bank	13,055	360,187
Bank First Corp.	305	16,601
Bank of America Corp.	371,257	10,213,280
Bank of Commerce Holdings	932	9,320
Bank of Hawaii Corp.	3,931	325,015
Bank of Marin Bancorp	604	24,528
Bank OZK	11,594	299,125
BankFinancial Corp.	951	11,089
Bankwell Financial Group, Inc.	338	8,893
Banner Corp.	1,540	83,021
Bar Harbor Bankshares	669	14,765
Baycom Corp. (A)	455	10,056
BB&T Corp.	32,160	1,532,424
BCB Bancorp, Inc.	763	9,431
Berkshire Hills Bancorp, Inc.	2,041	59,863
Boston Private Financial Holdings, Inc.	3,791	40,260
Bridge Bancorp, Inc.	742	19,967
Brookline Bancorp, Inc.	3,587	50,361
Bryn Mawr Bank Corp.	914	31,167
Business First Bancshares, Inc.	522	12,330
Byline Bancorp, Inc. (A)	1,146	19,711
C&F Financial Corp.	164	7,774
Cadence BanCorp	5,589	85,903
Cambridge Bancorp	180	13,309
Camden National Corp.	709	29,395
Capital City Bank Group, Inc.	543	13,238
Capstar Financial Holdings, Inc.	862	13,327
Carolina Financial Corp.	849	28,993
Carter Bank & Trust (A)	1,079	20,382
Cathay General Bancorp	10,710	355,465
CBTX, Inc.	869	23,402
CenterState Bank Corp.	5,619	127,102
Central Pacific Financial Corp.	1,218	33,885
Central Valley Community Bancorp	501	9,810
Century Bancorp, Inc., Class A	156	12,636
Chemung Financial Corp.	185	7,435
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citigroup, Inc.	97,086	$6,247,484
Citizens & Northern Corp.	539	12,785
Citizens Financial Group, Inc.	19,234	648,955
City Holding Company	701	52,119
Civista Bancshares, Inc.	672	13,729
CNB Financial Corp.	649	17,160
Codorus Valley Bancorp, Inc.	435	9,727
Colony Bankcorp, Inc.	603	9,624
Columbia Banking System, Inc.	3,278	113,124
Comerica, Inc.	6,468	398,752
Commerce Bancshares, Inc.	9,433	538,341
Community Bank System, Inc.	2,235	136,313
Community Bankers Trust Corp.	1,271	9,863
Community Trust Bancorp, Inc.	621	24,157
ConnectOne Bancorp, Inc.	1,509	30,904
Cullen/Frost Bankers, Inc.	6,051	502,294
Customers Bancorp, Inc. (A)	1,292	24,406
CVB Financial Corp.	5,933	122,042
DNB Financial Corp.	226	9,302
Eagle Bancorp, Inc.	1,502	61,191
East West Bancorp, Inc.	13,959	574,134
Enterprise Financial Services Corp.	1,104	43,520
Equity Bancshares, Inc., Class A (A)	704	17,811
Esquire Financial Holdings, Inc. (A)	369	8,672
Evans Bancorp, Inc.	265	9,039
Farmers & Merchants Bancorp, Inc.	425	10,872
Farmers National Banc Corp.	1,077	14,540
FB Financial Corp.	784	28,122
Fidelity D&D Bancorp, Inc.	132	7,261
Fifth Third Bancorp	30,540	807,783
Financial Institutions, Inc.	741	21,533
First Bancorp (NC)	1,307	46,033
First Bancorp (PR)	9,519	91,192
First Bank	836	8,828
First Busey Corp.	2,320	56,840
First Business Financial Services, Inc.	427	9,629
First Choice Bancorp	455	9,528
First Commonwealth Financial Corp.	4,340	53,686
First Community Bankshares, Inc.	637	20,263
First Financial Bancorp	4,376	102,486
First Financial Bankshares, Inc.	18,769	574,707
First Financial Corp.	581	23,589
First Foundation, Inc.	1,845	25,756
First Horizon National Corp.	30,246	478,794
First Internet Bancorp	605	12,233
First Interstate BancSystem, Inc., Class A	1,676	65,364
First Merchants Corp.	2,234	79,798
First Mid Bancshares, Inc.	573	18,388
First Midwest Bancorp, Inc.	4,766	91,507
First Northwest Bancorp	558	8,917
First Republic Bank	6,928	621,580
Flushing Financial Corp.	1,122	21,643
FNB Corp.	31,146	334,820
FNCB Bancorp, Inc.	1,053	7,750
Franklin Financial Network, Inc.	662	19,152
Franklin Financial Services Corp.	270	8,527
Fulton Financial Corp.	23,474	374,410
FVCBankcorp, Inc. (A)	713	11,800
German American Bancorp, Inc.	1,076	32,850
Glacier Bancorp, Inc.	3,757	149,115
Great Southern Bancorp, Inc.	523	29,466
Great Western Bancorp, Inc.	2,537	75,679
Guaranty Bancshares, Inc.	496	14,949
Hancock Whitney Corp.	12,024	422,163
Hanmi Financial Corp.	1,394	24,967

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
HarborOne Bancorp, Inc. (A)	1,395	$13,894
Heartland Financial USA, Inc.	1,484	64,895
Heritage Commerce Corp.	1,970	22,832
Heritage Financial Corp.	1,638	42,883
Hilltop Holdings, Inc.	3,214	76,333
Home BancShares, Inc.	21,752	385,445
HomeTrust Bancshares, Inc.	819	20,655
Hope Bancorp, Inc.	5,442	72,977
Horizon Bancorp, Inc.	1,592	25,886
Howard Bancorp, Inc. (A)	748	11,063
Huntington Bancshares, Inc.	43,946	582,285
IBERIABANK Corp.	2,382	164,334
Independent Bank Corp. (MA)	1,482	100,198
Independent Bank Corp. (MI)	1,149	22,325
Independent Bank Group, Inc.	1,631	79,772
International Bancshares Corp.	7,707	274,292
Investar Holding Corp.	565	13,119
Investors Bancorp, Inc.	10,135	112,499
JPMorgan Chase & Co.	136,202	14,963,152
KeyCorp	42,311	702,363
Lakeland Bancorp, Inc.	2,236	33,272
Lakeland Financial Corp.	1,092	46,224
LCNB Corp.	726	12,175
LegacyTexas Financial Group, Inc.	2,166	87,506
Live Oak Bancshares, Inc.	1,187	21,295
M&T Bank Corp.	5,740	839,245
Macatawa Bank Corp.	1,152	11,393
MainStreet Bancshares, Inc. (A)	468	9,973
Malvern Bancorp, Inc. (A)	379	8,016
MBT Financial Corp.	1,105	10,873
Mercantile Bank Corp.	682	20,985
Metropolitan Bank Holding Corp. (A)	383	13,865
Mid Penn Bancorp, Inc.	455	11,034
Midland States Bancorp, Inc.	1,023	26,363
MidSouth Bancorp, Inc.	895	9,263
MidWestOne Financial Group, Inc.	662	19,178
MutualFirst Financial, Inc.	298	8,991
MVB Financial Corp.	432	8,139
National Bank Holdings Corp., Class A	1,302	42,497
National Bankshares, Inc.	300	10,050
NBT Bancorp, Inc.	1,711	59,834
Nicolet Bankshares, Inc. (A)	402	25,479
Northeast Bank	402	8,438
Northrim BanCorp, Inc.	317	11,475
Norwood Financial Corp.	302	9,277
OFG Bancorp	2,233	45,821
Old Line Bancshares, Inc.	776	20,502
Old National Bancorp	7,668	128,822
Old Second Bancorp, Inc.	1,321	15,575
Opus Bank	1,021	21,196
Origin Bancorp, Inc.	916	29,349
Orrstown Financial Services, Inc.	629	13,423
Pacific Mercantile Bancorp (A)	953	7,243
Pacific Premier Bancorp, Inc.	2,760	81,310
PacWest Bancorp	11,397	388,410
Park National Corp.	605	54,498
Parke Bancorp, Inc.	503	11,453
PCB Bancorp	587	9,668
Peapack Gladstone Financial Corp.	887	24,951
Penns Woods Bancorp, Inc.	232	9,579
Peoples Bancorp of North Carolina, Inc.	313	8,723
Peoples Bancorp, Inc.	764	23,462
Peoples Financial Services Corp.	302	13,521
People's United Financial, Inc.	16,554	237,881
People's Utah Bancorp	670	17,755
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pinnacle Financial Partners, Inc.	6,938	$365,424
Preferred Bank	648	32,374
Premier Financial Bancorp, Inc.	616	9,548
Prosperity Bancshares, Inc.	6,365	413,216
QCR Holdings, Inc.	706	24,929
RBB Bancorp	721	13,288
Regions Financial Corp.	42,511	621,511
Reliant Bancorp, Inc.	469	10,745
Renasant Corp.	2,561	83,975
Republic Bancorp, Inc., Class A	456	19,357
Republic First Bancorp, Inc. (A)	2,588	10,468
S&T Bancorp, Inc.	1,480	50,646
Sandy Spring Bancorp, Inc.	1,550	51,894
SB One Bancorp	529	11,807
Seacoast Banking Corp. of Florida (A)	2,273	53,052
Select Bancorp, Inc. (A)	802	8,742
ServisFirst Bancshares, Inc.	2,148	65,299
Shore Bancshares, Inc.	636	9,769
Sierra Bancorp	660	16,262
Signature Bank	5,284	616,379
Simmons First National Corp., Class A	4,071	97,704
SmartFinancial, Inc. (A)	533	10,330
South State Corp.	1,564	115,079
Southern First Bancshares, Inc. (A)	395	15,077
Southern National Bancorp of Virginia, Inc.	1,082	15,819
Southside Bancshares, Inc.	1,413	46,530
Sterling Bancorp	20,099	383,288
Stock Yards Bancorp, Inc.	886	32,162
Summit Financial Group, Inc.	535	13,177
SunTrust Banks, Inc.	18,635	1,146,239
SVB Financial Group (A)	2,200	428,164
Synovus Financial Corp.	15,106	536,867
TCF Financial Corp.	18,056	696,239
Texas Capital Bancshares, Inc. (A)	4,822	259,809
The Bancorp, Inc. (A)	2,300	20,999
The Bank of NT Butterfield & Son, Ltd.	2,440	67,246
The Bank of Princeton	335	8,945
The Community Financial Corp.	293	9,209
The First Bancshares, Inc.	589	18,577
The First of Long Island Corp.	1,015	22,086
The PNC Financial Services Group, Inc.	18,956	2,443,997
Tompkins Financial Corp.	640	50,624
Towne Bank	2,609	68,538
TriCo Bancshares	967	34,193
TriState Capital Holdings, Inc. (A)	1,154	22,792
Triumph Bancorp, Inc. (A)	1,109	33,259
Trustmark Corp.	9,058	296,015
U.S. Bancorp	62,840	3,311,040
UMB Financial Corp.	6,203	386,571
Umpqua Holdings Corp.	21,146	332,204
United Bankshares, Inc.	14,101	520,045
United Community Banks, Inc.	3,515	92,831
Univest Financial Corp.	1,320	33,409
Valley National Bancorp	46,220	485,772
Veritex Holdings, Inc.	2,359	55,672
Washington Trust Bancorp, Inc.	610	28,304
Webster Financial Corp.	8,837	395,544
Wells Fargo & Company	169,821	7,908,564
WesBanco, Inc.	2,373	81,204
Westamerica Bancorporation	1,169	72,022
Wintrust Financial Corp.	5,434	341,418
Zions Bancorp NA	7,674	315,325
		73,175,049

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets – 2.3%
Affiliated Managers Group, Inc.	2,275	$174,333
Ameriprise Financial, Inc.	5,950	767,431
Ares Management Corp., Class A	2,866	83,401
Artisan Partners Asset Management, Inc., Class A	2,254	60,047
B. Riley Financial, Inc.	1,002	21,202
BlackRock, Inc.	5,286	2,233,652
Blucora, Inc. (A)	2,157	48,705
Brightsphere Investment Group, Inc.	3,155	28,679
Cboe Global Markets, Inc.	4,967	591,868
CME Group, Inc.	15,904	3,455,780
Cohen & Steers, Inc.	1,017	54,847
Cowen, Inc., Class A (A)	1,256	19,606
Diamond Hill Investment Group, Inc.	149	20,100
Donnelley Financial Solutions, Inc. (A)	1,461	15,530
E*TRADE Financial Corp.	10,876	453,964
Eaton Vance Corp.	10,940	471,733
Evercore, Inc., Class A	3,938	314,095
FactSet Research Systems, Inc.	3,668	998,026
Federated Investors, Inc., Class B	13,487	432,123
Focus Financial Partners, Inc., Class A (A)	1,366	28,030
Franklin Resources, Inc.	13,083	343,821
Greenhill & Company, Inc.	814	11,429
Hamilton Lane, Inc., Class A	972	60,400
Houlihan Lokey, Inc.	1,487	65,696
Interactive Brokers Group, Inc., Class A	7,201	339,887
Intercontinental Exchange, Inc.	25,053	2,341,954
INTL. FCStone, Inc. (A)	713	27,957
Invesco, Ltd.	17,780	279,146
Janus Henderson Group PLC	15,722	300,447
Ladenburg Thalmann Financial Services, Inc.	4,755	9,320
Legg Mason, Inc.	8,306	305,578
MarketAxess Holdings, Inc.	1,676	666,411
Moelis & Company, Class A	2,127	71,318
Moody's Corp.	7,327	1,579,555
Morgan Stanley	56,787	2,356,093
MSCI, Inc.	3,762	882,678
Nasdaq, Inc.	5,158	514,975
Northern Trust Corp.	9,676	850,811
Och-Ziff Capital Management Group, Inc., Class A	820	18,450
Oppenheimer Holdings, Inc., Class A	497	13,797
Piper Jaffray Companies	606	44,093
PJT Partners, Inc., Class A	1,036	43,108
Pzena Investment Management, Inc., Class A	890	7,236
Raymond James Financial, Inc.	5,617	440,991
S&P Global, Inc.	10,932	2,844,397
Safeguard Scientifics, Inc. (A)	978	11,697
SEI Investments Company	12,287	706,625
State Street Corp.	16,575	850,463
Stifel Financial Corp.	9,839	525,599
T. Rowe Price Group, Inc.	10,510	1,162,616
The Bank of New York Mellon Corp.	39,132	1,645,892
The Charles Schwab Corp.	52,781	2,019,929
The Goldman Sachs Group, Inc.	15,112	3,081,488
Virtus Investment Partners, Inc.	296	31,580
Waddell & Reed Financial, Inc., Class A	3,300	53,361
Westwood Holdings Group, Inc.	448	12,298
WisdomTree Investments, Inc.	6,047	29,086
		34,823,334
Consumer finance – 0.6%
American Express Company	30,420	3,661,655
Capital One Financial Corp.	20,862	1,807,066
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Curo Group Holdings Corp. (A)	887	$12,081
Discover Financial Services	14,381	1,150,049
Encore Capital Group, Inc. (A)	1,381	50,959
Enova International, Inc. (A)	1,474	35,229
EZCORP, Inc., Class A (A)	2,271	17,873
FirstCash, Inc.	1,881	185,711
Green Dot Corp., Class A (A)	6,797	207,852
LendingClub Corp. (A)	2,953	38,655
Medallion Financial Corp. (A)	1,141	5,420
Navient Corp.	20,427	260,240
Nelnet, Inc., Class A	782	52,433
PRA Group, Inc. (A)	2,028	69,236
Regional Management Corp. (A)	487	12,540
SLM Corp.	41,458	349,906
Synchrony Financial	28,173	902,945
World Acceptance Corp. (A)	293	38,940
		8,858,790
Diversified financial services – 1.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,376	24,947
Berkshire Hathaway, Inc., Class B (A)	86,075	17,508,516
Cannae Holdings, Inc. (A)	2,997	83,377
FGL Holdings	6,589	52,580
First Eagle Private Credit LLC (A)(C)	2,317	601
Jefferies Financial Group, Inc.	11,261	209,905
Marlin Business Services Corp.	450	9,734
On Deck Capital, Inc. (A)	3,279	10,657
		17,900,317
Insurance – 3.5%
Aflac, Inc.	52,317	2,625,267
Alleghany Corp. (A)	1,385	1,037,794
Ambac Financial Group, Inc. (A)	2,020	36,441
American Equity Investment Life Holding Company	4,018	86,588
American Financial Group, Inc.	6,795	686,091
American International Group, Inc.	61,261	3,188,022
AMERISAFE, Inc.	842	57,845
Aon PLC	16,880	3,289,068
Argo Group International Holdings, Ltd.	1,439	94,571
Arthur J. Gallagher & Company	13,001	1,179,321
Assurant, Inc.	4,314	530,622
Brighthouse Financial, Inc. (A)	11,107	391,633
Brown & Brown, Inc.	22,452	828,254
Chubb, Ltd.	32,211	5,033,935
Cincinnati Financial Corp.	10,647	1,197,681
Citizens, Inc. (A)	2,127	13,358
CNO Financial Group, Inc.	22,466	325,308
eHealth, Inc. (A)	995	82,893
EMC Insurance Group, Inc.	450	16,173
Employers Holdings, Inc.	1,371	59,131
Enstar Group, Ltd. (A)	508	90,739
Everest Re Group, Ltd.	2,859	674,381
FBL Financial Group, Inc., Class A	444	24,078
FedNat Holding Company	683	8,353
First American Financial Corp.	10,751	628,396
Genworth Financial, Inc., Class A (A)	70,778	313,547
Global Indemnity, Ltd.	383	9,862
Globe Life, Inc.	7,098	633,567
Goosehead Insurance, Inc., Class A	484	22,380
Greenlight Capital Re, Ltd., Class A (A)	1,484	13,638
Hallmark Financial Services, Inc. (A)	725	12,746
HCI Group, Inc.	341	13,289
Health Insurance Innovations, Inc., Class A (A)(B)	470	8,620
Heritage Insurance Holdings, Inc.	1,296	16,991

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Horace Mann Educators Corp.	1,846	$80,984
Independence Holding Company	231	8,552
Investors Title Company	70	10,304
James River Group Holdings, Ltd.	1,297	63,916
Kemper Corp.	5,994	419,460
Kinsale Capital Group, Inc.	872	85,657
Lincoln National Corp.	14,200	750,896
Loews Corp.	18,829	905,110
Marsh & McLennan Companies, Inc.	35,886	3,584,653
MBIA, Inc. (A)	3,744	33,696
Mercury General Corp.	2,601	139,154
MetLife, Inc.	66,963	2,966,461
National General Holdings Corp.	3,026	71,353
National Western Life Group, Inc., Class A	101	26,040
NI Holdings, Inc. (A)	537	9,022
Old Republic International Corp.	27,312	638,008
Palomar Holdings, Inc. (A)	293	9,971
Primerica, Inc.	4,061	483,949
Principal Financial Group, Inc.	18,180	967,540
ProAssurance Corp.	2,350	91,815
Protective Insurance Corp., Class B	555	8,991
Prudential Financial, Inc.	28,493	2,282,004
Reinsurance Group of America, Inc.	6,000	923,820
RenaissanceRe Holdings, Ltd.	4,235	764,629
RLI Corp.	1,758	160,980
Safety Insurance Group, Inc.	646	62,300
Selective Insurance Group, Inc.	2,582	205,605
State Auto Financial Corp.	757	24,201
Stewart Information Services Corp.	1,013	36,286
The Allstate Corp.	23,378	2,393,673
The Hanover Insurance Group, Inc.	3,904	519,818
The Hartford Financial Services Group, Inc.	25,370	1,478,564
The Progressive Corp.	41,140	3,118,412
The Travelers Companies, Inc.	18,381	2,701,272
Third Point Reinsurance, Ltd. (A)	3,326	31,331
Tiptree, Inc.	1,444	10,021
Trupanion, Inc. (A)(B)	1,294	31,172
United Fire Group, Inc.	924	41,728
United Insurance Holdings Corp.	1,062	12,447
Universal Insurance Holdings, Inc.	1,370	34,250
Unum Group	14,870	377,847
W.R. Berkley Corp.	13,874	988,523
Watford Holdings, Ltd. (A)	887	20,578
Willis Towers Watson PLC	9,070	1,795,588
		52,601,164
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	1,465	21,960
Anworth Mortgage Asset Corp.	4,831	14,976
Apollo Commercial Real Estate Finance, Inc.	6,590	122,245
Ares Commercial Real Estate Corp.	1,361	20,401
Arlington Asset Investment Corp., Class A	1,910	9,435
ARMOUR Residential REIT, Inc.	2,558	42,002
Blackstone Mortgage Trust, Inc., Class A	5,151	179,255
Capstead Mortgage Corp.	3,690	26,826
Cherry Hill Mortgage Investment Corp.	837	10,069
Colony Credit Real Estate, Inc.	3,688	46,211
Dynex Capital, Inc.	1,129	15,941
Ellington Financial, Inc.	1,268	22,152
Exantas Capital Corp.	1,439	16,131
Granite Point Mortgage Trust, Inc.	2,284	41,774
Great Ajax Corp.	951	13,866
Invesco Mortgage Capital, Inc.	5,677	85,325
KKR Real Estate Finance Trust, Inc.	1,042	19,704
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Ladder Capital Corp.	4,568	$76,651
New York Mortgage Trust, Inc.	9,268	56,998
Orchid Island Capital, Inc.	2,354	12,782
PennyMac Mortgage Investment Trust	3,259	70,916
Ready Capital Corp.	1,494	21,932
Redwood Trust, Inc.	4,159	69,039
TPG RE Finance Trust, Inc.	2,022	39,247
Western Asset Mortgage Capital Corp.	2,221	20,877
		1,076,715
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	2,576	66,744
Bridgewater Bancshares, Inc. (A)	1,396	15,537
Capitol Federal Financial, Inc.	5,269	70,973
Columbia Financial, Inc. (A)	2,363	35,823
Dime Community Bancshares, Inc.	1,496	29,666
Entegra Financial Corp. (A)	393	11,806
ESSA Bancorp, Inc.	544	8,323
Essent Group, Ltd. (A)	4,231	205,204
Federal Agricultural Mortgage Corp., Class C	399	32,858
First Defiance Financial Corp.	888	23,221
Flagstar Bancorp, Inc.	1,243	45,183
FS Bancorp, Inc.	231	11,180
Hingham Institution for Savings	78	14,048
Home Bancorp, Inc.	376	14,017
HomeStreet, Inc. (A)	1,128	29,745
Kearny Financial Corp.	3,744	47,100
LendingTree, Inc. (A)	716	222,024
Luther Burbank Corp.	1,106	11,569
Merchants Bancorp	460	7,296
Meridian Bancorp, Inc.	2,223	38,858
Meta Financial Group, Inc.	1,661	51,342
MMA Capital Holdings, Inc. (A)	281	8,318
Mr. Cooper Group, Inc. (A)	3,300	29,073
New York Community Bancorp, Inc.	44,822	517,246
NMI Holdings, Inc., Class A (A)	2,909	82,441
Northfield Bancorp, Inc.	2,127	33,011
Northwest Bancshares, Inc.	4,411	69,738
OceanFirst Financial Corp.	2,305	48,451
Ocwen Financial Corp. (A)	6,841	12,245
OP Bancorp	828	7,866
Oritani Financial Corp.	1,870	32,033
PCSB Financial Corp.	579	11,412
PDL Community Bancorp (A)	535	7,485
PennyMac Financial Services, Inc. (A)	1,075	31,809
Provident Financial Services, Inc.	2,727	64,930
Radian Group, Inc.	9,242	208,407
Riverview Bancorp, Inc.	1,323	9,327
Southern Missouri Bancorp, Inc.	350	11,690
Sterling Bancorp, Inc.	936	8,733
Territorial Bancorp, Inc.	346	9,463
Timberland Bancorp, Inc.	350	8,950
TrustCo Bank Corp.	4,585	35,167
United Community Financial Corp.	1,928	18,605
United Financial Bancorp, Inc.	2,410	30,125
Walker & Dunlop, Inc.	1,231	68,764
Washington Federal, Inc.	11,248	400,429
Waterstone Financial, Inc.	1,277	21,185
Western New England Bancorp, Inc.	1,093	9,717
WSFS Financial Corp.	2,351	96,908
		2,886,045
		191,321,414
Health care – 14.1%

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology – 2.6%
AbbVie, Inc.	89,855	$5,907,068
Abeona Therapeutics, Inc. (A)	1,751	2,697
ACADIA Pharmaceuticals, Inc. (A)	4,716	130,445
Acceleron Pharma, Inc. (A)	2,026	90,988
Achillion Pharmaceuticals, Inc. (A)	6,212	27,022
Acorda Therapeutics, Inc. (A)	2,230	7,203
Adverum Biotechnologies, Inc. (A)	2,385	24,637
Aeglea BioTherapeutics, Inc. (A)	1,483	11,575
Affimed NV (A)	3,135	8,715
Agenus, Inc. (A)	5,307	15,284
Aimmune Therapeutics, Inc. (A)	2,027	41,331
Akcea Therapeutics, Inc. (A)	618	13,015
Akebia Therapeutics, Inc. (A)	5,202	21,484
Albireo Pharma, Inc. (A)	536	13,105
Alder Biopharmaceuticals, Inc. (A)	3,276	29,320
Aldeyra Therapeutics, Inc. (A)	1,270	5,601
Alector, Inc. (A)	523	8,609
Alexion Pharmaceuticals, Inc. (A)	13,630	1,373,359
Allakos, Inc. (A)(B)	773	68,380
Allogene Therapeutics, Inc. (A)	1,759	47,898
AMAG Pharmaceuticals, Inc. (A)	1,679	18,335
Amgen, Inc.	37,073	7,734,169
Amicus Therapeutics, Inc. (A)	10,371	102,569
AnaptysBio, Inc. (A)	1,108	45,040
Anavex Life Sciences Corp. (A)(B)	2,343	6,186
Anika Therapeutics, Inc. (A)	623	35,361
Apellis Pharmaceuticals, Inc. (A)	2,184	63,554
Arcus Biosciences, Inc. (A)	1,679	13,113
Arena Pharmaceuticals, Inc. (A)	2,233	118,103
ArQule, Inc. (A)	4,582	41,055
Arrowhead Pharmaceuticals, Inc. (A)	4,164	142,284
Assembly Biosciences, Inc. (A)	1,150	13,007
Atara Biotherapeutics, Inc. (A)	1,971	26,609
Athenex, Inc. (A)	2,687	39,580
Athersys, Inc. (A)(B)	7,077	9,412
Audentes Therapeutics, Inc. (A)	1,978	61,516
Avid Bioservices, Inc. (A)	2,775	19,148
Avrobio, Inc. (A)	787	15,331
Beyondspring, Inc. (A)	564	10,180
BioCryst Pharmaceuticals, Inc. (A)	5,448	16,290
Biogen, Inc. (A)	11,786	2,589,974
Biohaven Pharmaceutical Holding Company, Ltd. (A)	1,491	58,432
BioSpecifics Technologies Corp. (A)	306	16,854
Blueprint Medicines Corp. (A)	2,181	167,217
CareDx, Inc. (A)	1,839	41,966
CASI Pharmaceuticals, Inc. (A)	2,787	9,086
Catalyst Pharmaceuticals, Inc. (A)	4,322	26,624
Celgene Corp. (A)	42,869	4,149,719
Cellular Biomedicine Group, Inc. (A)	646	7,972
CEL-SCI Corp. (A)	1,302	9,335
ChemoCentryx, Inc. (A)	1,972	13,134
Chimerix, Inc. (A)	2,553	5,157
Clovis Oncology, Inc. (A)	2,147	12,045
Coherus Biosciences, Inc. (A)	2,786	61,821
Concert Pharmaceuticals, Inc. (A)	1,162	11,701
Constellation Pharmaceuticals, Inc. (A)	802	5,815
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	2,940	15,229
Crinetics Pharmaceuticals, Inc. (A)	550	8,723
Cue Biopharma, Inc. (A)	1,035	8,477
Cyclerion Therapeutics, Inc. (A)	1,207	11,479
Cytokinetics, Inc. (A)	2,497	35,083
CytomX Therapeutics, Inc. (A)	2,022	17,753
Deciphera Pharmaceuticals, Inc. (A)	734	26,630
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Denali Therapeutics, Inc. (A)	2,163	$38,934
Dicerna Pharmaceuticals, Inc. (A)	2,300	31,970
Dynavax Technologies Corp. (A)	3,306	13,687
Eagle Pharmaceuticals, Inc. (A)	413	23,289
Editas Medicine, Inc. (A)	2,246	55,768
Eidos Therapeutics, Inc. (A)	531	22,201
Eiger BioPharmaceuticals, Inc. (A)	1,221	13,309
Emergent BioSolutions, Inc. (A)	2,040	89,352
Enanta Pharmaceuticals, Inc. (A)	772	54,465
Epizyme, Inc. (A)	3,521	45,667
Esperion Therapeutics, Inc. (A)	1,119	41,000
Exelixis, Inc. (A)	28,942	574,499
Fate Therapeutics, Inc. (A)	2,361	38,532
FibroGen, Inc. (A)	3,470	154,970
Five Prime Therapeutics, Inc. (A)	1,784	9,687
Flexion Therapeutics, Inc. (A)	1,670	21,994
Forty Seven, Inc. (A)	875	6,633
G1 Therapeutics, Inc. (A)	1,523	55,285
Galectin Therapeutics, Inc. (A)(B)	1,868	6,220
Genomic Health, Inc. (A)	1,212	92,912
Geron Corp. (A)	8,900	12,460
Gilead Sciences, Inc.	77,286	4,910,752
Global Blood Therapeutics, Inc. (A)	2,432	111,823
GlycoMimetics, Inc. (A)	1,673	5,571
Gossamer Bio, Inc. (A)	979	20,520
Gritstone Oncology, Inc. (A)	1,276	12,913
Halozyme Therapeutics, Inc. (A)	6,441	106,405
Heron Therapeutics, Inc. (A)	3,331	61,690
Homology Medicines, Inc. (A)	1,114	21,066
ImmunoGen, Inc. (A)	7,349	19,989
Immunomedics, Inc. (A)	7,818	100,070
Incyte Corp. (A)	10,819	885,211
Inovio Pharmaceuticals, Inc. (A)(B)	4,707	10,167
Insmed, Inc. (A)	3,475	57,129
Intellia Therapeutics, Inc. (A)	1,669	23,683
Intercept Pharmaceuticals, Inc. (A)	1,108	71,111
Intrexon Corp. (A)(B)	3,255	19,009
Invitae Corp. (A)	3,876	94,032
Iovance Biotherapeutics, Inc. (A)	5,133	107,844
Ironwood Pharmaceuticals, Inc. (A)	6,965	64,844
Kadmon Holdings, Inc. (A)	6,822	14,599
KalVista Pharmaceuticals, Inc. (A)	583	9,106
Karyopharm Therapeutics, Inc. (A)	2,615	22,594
Kindred Biosciences, Inc. (A)	1,916	14,293
Kiniksa Pharmaceuticals, Ltd., Class A (A)	734	6,481
Kodiak Sciences, Inc. (A)	1,194	13,134
Krystal Biotech, Inc. (A)	426	19,170
Kura Oncology, Inc. (A)	1,299	19,719
La Jolla Pharmaceutical Company (A)	1,092	10,450
Lexicon Pharmaceuticals, Inc. (A)(B)	2,193	2,895
Ligand Pharmaceuticals, Inc. (A)	2,734	248,548
MacroGenics, Inc. (A)	2,124	30,458
Madrigal Pharmaceuticals, Inc. (A)	348	32,260
Magenta Therapeutics, Inc. (A)	964	9,958
MannKind Corp. (A)(B)	9,652	10,617
Marker Therapeutics, Inc. (A)(B)	1,408	7,279
MediciNova, Inc. (A)	1,860	16,108
MEI Pharma, Inc. (A)	3,953	6,760
MeiraGTx Holdings PLC (A)	691	13,993
Mersana Therapeutics, Inc. (A)	2,154	5,299
Minerva Neurosciences, Inc. (A)	1,679	11,988
Mirati Therapeutics, Inc. (A)	1,115	91,397
Molecular Templates, Inc. (A)	932	4,688
Momenta Pharmaceuticals, Inc. (A)	4,486	56,658
Myriad Genetics, Inc. (A)	3,133	73,719

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Natera, Inc. (A)	2,515	$82,869
Novavax, Inc. (A)(B)	1,245	7,433
OPKO Health, Inc. (A)(B)	15,210	27,986
Palatin Technologies, Inc. (A)	10,338	9,316
PDL BioPharma, Inc. (A)	5,793	13,556
Pfenex, Inc. (A)	1,600	11,760
PhaseBio Pharmaceuticals, Inc. (A)	708	6,117
Pieris Pharmaceuticals, Inc. (A)	2,396	11,141
Portola Pharmaceuticals, Inc. (A)	3,000	87,180
Principia Biopharma, Inc. (A)	605	24,019
Progenics Pharmaceuticals, Inc. (A)	3,989	17,552
Protagonist Therapeutics, Inc. (A)	809	10,541
Prothena Corp. PLC (A)	1,848	15,542
PTC Therapeutics, Inc. (A)	2,559	114,055
Puma Biotechnology, Inc. (A)	1,478	15,889
Ra Pharmaceuticals, Inc. (A)	1,413	38,434
Radius Health, Inc. (A)	2,046	57,902
Recro Pharma, Inc. (A)	1,020	11,995
Regeneron Pharmaceuticals, Inc. (A)	4,780	1,386,439
REGENXBIO, Inc. (A)	1,496	51,597
Repligen Corp. (A)	2,116	196,386
Replimune Group, Inc. (A)	626	6,498
Retrophin, Inc. (A)	1,890	23,795
Rhythm Pharmaceuticals, Inc. (A)	1,089	24,524
Rigel Pharmaceuticals, Inc. (A)	7,610	12,861
Rocket Pharmaceuticals, Inc. (A)	1,429	15,505
Rubius Therapeutics, Inc. (A)(B)	1,557	14,449
Sangamo Therapeutics, Inc. (A)	5,179	56,451
Scholar Rock Holding Corp. (A)	785	8,313
Sorrento Therapeutics, Inc. (A)	5,650	11,922
Spark Therapeutics, Inc. (A)	1,532	149,232
Spectrum Pharmaceuticals, Inc. (A)	5,066	37,184
Stemline Therapeutics, Inc. (A)	1,799	21,426
Syndax Pharmaceuticals, Inc. (A)	1,093	9,192
Syros Pharmaceuticals, Inc. (A)	1,798	19,724
TG Therapeutics, Inc. (A)	3,495	21,704
The Medicines Company (A)	3,153	132,300
Tocagen, Inc. (A)	1,162	3,777
Translate Bio, Inc. (A)	1,456	13,220
Turning Point Therapeutics, Inc. (A)	323	17,613
Twist Bioscience Corp. (A)	963	27,956
Ultragenyx Pharmaceutical, Inc. (A)	2,444	133,125
United Therapeutics Corp. (A)	4,202	346,917
UNITY Biotechnology, Inc. (A)	1,376	8,394
UroGen Pharma, Ltd. (A)	855	29,027
Vanda Pharmaceuticals, Inc. (A)	2,309	32,534
Veracyte, Inc. (A)	2,077	55,041
Vericel Corp. (A)	1,975	32,667
Vertex Pharmaceuticals, Inc. (A)	15,568	2,802,551
Viking Therapeutics, Inc. (A)	2,845	19,773
Voyager Therapeutics, Inc. (A)	1,063	18,996
Xencor, Inc. (A)	2,127	79,295
Y-mAbs Therapeutics, Inc. (A)	910	24,179
ZIOPHARM Oncology, Inc. (A)(B)	7,222	36,038
		38,991,530
Health care equipment and supplies – 3.9%
Abbott Laboratories	96,606	8,242,424
ABIOMED, Inc. (A)	2,447	472,442
Accuray, Inc. (A)	4,399	11,789
Align Technology, Inc. (A)	3,980	728,778
AngioDynamics, Inc. (A)	1,638	30,090
Antares Pharma, Inc. (A)	7,213	23,370
Apyx Medical Corp. (A)	1,685	11,980
AtriCure, Inc. (A)	1,657	45,385
Atrion Corp.	64	49,738
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Avanos Medical, Inc. (A)	6,668	$221,244
Axogen, Inc. (A)	1,501	23,791
Axonics Modulation Technologies, Inc. (A)	678	22,557
Baxter International, Inc.	25,985	2,285,381
Becton, Dickinson and Company	14,772	3,750,906
BioSig Technologies, Inc. (A)	862	6,094
Boston Scientific Corp. (A)	76,157	3,254,189
Cantel Medical Corp.	3,485	320,376
Cardiovascular Systems, Inc. (A)	1,525	73,856
Cerus Corp. (A)	6,180	33,187
Conformis, Inc. (A)	3,107	6,649
CONMED Corp.	1,207	121,629
Corindus Vascular Robotics, Inc. (A)	4,405	18,721
CryoLife, Inc. (A)	1,622	43,470
CryoPort, Inc. (A)	1,213	26,395
Cutera, Inc. (A)	682	19,689
CytoSorbents Corp. (A)	1,616	7,207
Danaher Corp.	34,501	4,902,247
DENTSPLY SIRONA, Inc.	12,785	666,738
Edwards Lifesciences Corp. (A)	11,418	2,532,969
GenMark Diagnostics, Inc. (A)	2,703	16,191
Glaukos Corp. (A)	1,584	101,867
Globus Medical, Inc., Class A (A)	10,717	547,317
Haemonetics Corp. (A)	7,182	959,012
Heska Corp. (A)	307	21,548
Hill-Rom Holdings, Inc.	6,404	689,583
Hologic, Inc. (A)	14,668	724,159
ICU Medical, Inc. (A)	1,601	258,962
IDEXX Laboratories, Inc. (A)	4,711	1,364,965
Inogen, Inc. (A)	2,544	117,965
Integer Holdings Corp. (A)	1,444	104,546
Integra LifeSciences Holdings Corp. (A)	6,804	408,376
IntriCon Corp. (A)	425	7,395
Intuitive Surgical, Inc. (A)	6,323	3,233,203
Invacare Corp.	1,800	8,712
iRhythm Technologies, Inc. (A)	1,105	84,113
Lantheus Holdings, Inc. (A)	1,692	36,818
LeMaitre Vascular, Inc.	725	22,954
LivaNova PLC (A)	6,793	527,341
Masimo Corp. (A)	4,708	721,501
Medtronic PLC	73,417	7,920,960
Meridian Bioscience, Inc.	1,876	17,315
Merit Medical Systems, Inc. (A)	2,384	82,916
Mesa Laboratories, Inc.	148	32,742
Misonix, Inc. (A)	391	7,656
Natus Medical, Inc. (A)	1,506	41,686
Neogen Corp. (A)	2,291	161,561
Neuronetics, Inc. (A)	713	7,608
Nevro Corp. (A)	1,317	110,272
Novocure, Ltd. (A)	3,769	342,451
NuVasive, Inc. (A)	7,284	462,680
OraSure Technologies, Inc. (A)	2,723	17,972
Orthofix Medical, Inc. (A)	805	40,926
OrthoPediatrics Corp. (A)	419	13,488
Pulse Biosciences, Inc. (A)	612	7,338
Quidel Corp. (A)	1,584	99,871
ResMed, Inc.	7,856	1,094,341
Rockwell Medical, Inc. (A)(B)	2,963	7,585
RTI Surgical Holdings, Inc. (A)	2,905	9,238
SeaSpine Holdings Corp. (A)	867	9,528
Senseonics Holdings, Inc. (A)(B)	5,511	5,621
Shockwave Medical, Inc. (A)	311	13,015
SI-BONE, Inc. (A)	794	15,435
Silk Road Medical, Inc. (A)	331	14,263
STAAR Surgical Company (A)	2,000	60,220

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
STERIS PLC	8,109	$1,252,030
Stryker Corp.	16,961	3,742,614
Surmodics, Inc. (A)	585	27,530
Tactile Systems Technology, Inc. (A)	811	40,907
Tandem Diabetes Care, Inc. (A)	2,465	178,540
Teleflex, Inc.	2,529	920,354
The Cooper Companies, Inc.	2,712	840,042
TransEnterix, Inc. (A)(B)	9,161	8,389
TransMedics Group, Inc. (A)	335	8,023
Utah Medical Products, Inc.	181	17,796
Varex Imaging Corp. (A)	1,694	44,637
Varian Medical Systems, Inc. (A)	4,946	523,930
ViewRay, Inc. (A)	3,090	12,175
West Pharmaceutical Services, Inc.	7,048	1,025,202
Wright Medical Group NV (A)	5,610	116,969
Zimmer Biomet Holdings, Inc.	11,216	1,561,267
Zynex, Inc.	802	7,170
		58,834,082
Health care providers and services – 2.7%
Acadia Healthcare Company, Inc. (A)	8,507	225,095
Addus HomeCare Corp. (A)	462	40,647
Amedisys, Inc. (A)	4,191	539,424
American Renal Associates Holdings, Inc. (A)	1,006	6,237
AmerisourceBergen Corp.	8,511	700,200
AMN Healthcare Services, Inc. (A)	2,040	119,136
Anthem, Inc.	14,087	3,684,032
BioTelemetry, Inc. (A)	1,485	58,880
Brookdale Senior Living, Inc. (A)	8,310	67,976
Cardinal Health, Inc.	16,298	702,933
Catasys, Inc. (A)(B)	366	5,139
Centene Corp. (A)	22,642	1,055,570
Chemed Corp.	1,529	656,598
Cigna Corp.	20,781	3,199,651
Community Health Systems, Inc. (A)	4,379	10,904
CorVel Corp. (A)	392	33,018
Covetrus, Inc. (A)	9,213	122,441
Cross Country Healthcare, Inc. (A)	1,834	18,799
CVS Health Corp.	71,130	4,333,240
DaVita, Inc. (A)	6,820	384,443
Diplomat Pharmacy, Inc. (A)	2,841	16,506
Encompass Health Corp.	9,481	576,350
Enzo Biochem, Inc. (A)	2,449	7,959
Hanger, Inc. (A)	1,594	30,095
HCA Healthcare, Inc.	14,626	1,758,045
HealthEquity, Inc. (A)	9,395	557,687
Henry Schein, Inc. (A)	8,095	498,814
Humana, Inc.	7,397	2,094,904
Laboratory Corp. of America Holdings (A)	5,395	903,986
LHC Group, Inc. (A)	1,335	158,198
Magellan Health, Inc. (A)	964	60,742
McKesson Corp.	10,402	1,438,285
MEDNAX, Inc. (A)	8,300	174,964
Molina Healthcare, Inc. (A)	6,006	782,462
National HealthCare Corp.	533	43,066
National Research Corp.	533	34,128
Option Care Health, Inc. (A)	6,366	22,281
Owens & Minor, Inc.	2,925	14,859
Patterson Companies, Inc.	11,658	194,922
PetIQ, Inc. (A)	847	26,816
Quest Diagnostics, Inc.	7,355	752,931
R1 RCM, Inc. (A)	4,562	53,193
RadNet, Inc. (A)	1,880	26,151
Select Medical Holdings Corp. (A)	4,920	79,802
Surgery Partners, Inc. (A)	1,262	8,127
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Tenet Healthcare Corp. (A)	12,603	$272,855
The Ensign Group, Inc.	2,251	112,325
The Joint Corp. (A)	649	10,890
The Providence Service Corp. (A)	516	29,004
Tivity Health, Inc. (A)	2,102	38,383
Triple-S Management Corp., Class B (A)	1,082	22,203
UnitedHealth Group, Inc.	52,039	12,177,126
Universal Health Services, Inc., Class B	4,528	654,658
US Physical Therapy, Inc.	557	74,371
WellCare Health Plans, Inc. (A)	2,753	745,347
		40,416,798
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	23,360	212,109
Castlight Health, Inc., B Shares (A)	5,036	7,101
Cerner Corp.	17,825	1,228,321
Computer Programs & Systems, Inc.	625	13,219
Evolent Health, Inc., Class A (A)	3,133	21,524
HealthStream, Inc. (A)	1,162	29,364
HMS Holdings Corp. (A)	3,868	141,298
Inovalon Holdings, Inc., Class A (A)(B)	3,149	53,281
Inspire Medical Systems, Inc. (A)	585	40,663
Medidata Solutions, Inc. (A)	5,971	546,824
NextGen Healthcare, Inc. (A)	2,395	34,033
Omnicell, Inc. (A)	1,820	130,676
OptimizeRx Corp. (A)	611	10,027
Simulations Plus, Inc.	550	19,861
Tabula Rasa HealthCare, Inc. (A)	874	49,643
Teladoc Health, Inc. (A)(B)	3,175	183,769
Vocera Communications, Inc. (A)	1,345	30,868
		2,752,581
Life sciences tools and services – 1.0%
Accelerate Diagnostics, Inc. (A)(B)	1,203	22,604
Agilent Technologies, Inc.	14,972	1,064,659
Bio-Rad Laboratories, Inc., Class A (A)	1,921	648,741
Bio-Techne Corp.	3,632	695,782
Cambrex Corp. (A)	1,516	90,854
Charles River Laboratories International, Inc. (A)	4,676	613,491
ChromaDex Corp. (A)	2,117	8,277
Codexis, Inc. (A)	2,344	32,886
Fluidigm Corp. (A)	3,080	17,186
Illumina, Inc. (A)	6,937	1,951,656
IQVIA Holdings, Inc. (A)	7,469	1,158,815
Luminex Corp.	1,871	38,356
Medpace Holdings, Inc. (A)	1,236	100,005
Mettler-Toledo International, Inc. (A)	1,180	775,012
NanoString Technologies, Inc. (A)	1,482	37,761
NeoGenomics, Inc. (A)	3,899	97,397
Pacific Biosciences of California, Inc. (A)	6,285	34,882
PerkinElmer, Inc.	5,196	429,709
PRA Health Sciences, Inc. (A)	5,668	560,225
Quanterix Corp. (A)	468	12,322
Syneos Health, Inc. (A)	8,645	454,122
Thermo Fisher Scientific, Inc.	18,874	5,417,970
Waters Corp. (A)	3,254	689,490
		14,952,202
Pharmaceuticals – 3.7%
AcelRx Pharmaceuticals, Inc. (A)(B)	4,111	9,579
Aerie Pharmaceuticals, Inc. (A)	1,899	41,132
Akorn, Inc. (A)	4,417	12,765
Allergan PLC	15,286	2,441,480
Amneal Pharmaceuticals, Inc. (A)	4,467	11,391
Amphastar Pharmaceuticals, Inc. (A)	1,622	36,430
ANI Pharmaceuticals, Inc. (A)	411	26,921

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Arvinas, Inc. (A)	793	$20,626
Assertio Therapeutics, Inc. (A)	3,255	4,687
Axsome Therapeutics, Inc. (A)	1,073	27,308
BioDelivery Sciences International, Inc. (A)	4,072	17,469
Bristol-Myers Squibb Company	81,147	3,900,736
Cara Therapeutics, Inc. (A)	1,533	35,934
Catalent, Inc. (A)	13,975	737,042
Chiasma, Inc. (A)	1,361	7,050
Collegium Pharmaceutical, Inc. (A)	1,573	18,215
Corcept Therapeutics, Inc. (A)	4,381	55,244
Corium International, Inc. (A)(C)	1,251	225
CorMedix, Inc. (A)	1,180	9,062
Cymabay Therapeutics, Inc. (A)	3,033	17,955
Dermira, Inc. (A)	2,143	17,165
Elanco Animal Health, Inc. (A)	365	9,497
Elanco Animal Health, Inc. (A)(C)	2,471	63
Eli Lilly & Company	42,866	4,842,572
Eloxx Pharmaceuticals, Inc. (A)	1,204	7,465
Endo International PLC (A)	9,949	23,579
Evolus, Inc. (A)(B)	559	9,637
Innoviva, Inc. (A)	2,855	33,089
Intersect ENT, Inc. (A)	1,358	22,244
Intra-Cellular Therapies, Inc. (A)	2,166	18,541
Johnson & Johnson	131,721	16,907,708
Lannett Company, Inc. (A)(B)	1,594	16,418
Mallinckrodt PLC (A)	11,712	30,334
Marinus Pharmaceuticals, Inc. (A)	2,605	2,996
Merck & Company, Inc.	127,730	11,044,813
Mylan NV (A)	25,383	494,207
MyoKardia, Inc. (A)	1,988	106,895
Nektar Therapeutics (A)	8,798	154,581
Ocular Therapeutix, Inc. (A)	2,002	8,589
Odonate Therapeutics, Inc. (A)	401	12,355
Omeros Corp. (A)(B)	2,104	38,903
Optinose, Inc. (A)(B)	1,402	10,739
Pacira BioSciences, Inc. (A)	1,821	67,814
Perrigo Company PLC	6,315	295,416
Pfizer, Inc.	275,426	9,791,394
Phibro Animal Health Corp., Class A	915	18,895
Prestige Consumer Healthcare, Inc. (A)	7,298	232,660
Reata Pharmaceuticals, Inc., Class A (A)	901	69,467
resTORbio, Inc. (A)	810	7,792
Revance Therapeutics, Inc. (A)	1,994	21,136
SIGA Technologies, Inc. (A)	2,677	13,439
Supernus Pharmaceuticals, Inc. (A)	2,223	60,088
TherapeuticsMD, Inc. (A)(B)	9,105	26,313
Theravance Biopharma, Inc. (A)	2,027	44,655
Tricida, Inc. (A)	979	34,157
WaVe Life Sciences, Ltd. (A)	996	22,908
Xeris Pharmaceuticals, Inc. (A)	1,381	16,006
Zoetis, Inc.	23,748	3,002,222
Zogenix, Inc. (A)	1,910	81,538
Zynerba Pharmaceuticals, Inc. (A)(B)	1,036	11,075
		55,060,616
		211,007,809
Industrials – 7.9%
Aerospace and defense – 1.4%
AAR Corp.	1,501	64,483
Aerojet Rocketdyne Holdings, Inc. (A)	3,245	169,486
Aerovironment, Inc. (A)	960	49,469
Arconic, Inc.	10,177	262,974
Astronics Corp. (A)	1,085	29,848
Axon Enterprise, Inc. (A)	8,268	495,832
Cubic Corp.	1,392	96,424
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Curtiss-Wright Corp.	4,102	$503,069
Ducommun, Inc. (A)	478	19,684
General Dynamics Corp.	7,072	1,352,661
Huntington Ingalls Industries, Inc.	1,110	231,990
Kratos Defense & Security Solutions, Inc. (A)	4,004	79,960
L3Harris Technologies, Inc.	5,766	1,218,990
Lockheed Martin Corp.	6,402	2,459,072
Maxar Technologies, Inc. (B)	2,833	20,058
Mercury Systems, Inc. (A)	2,366	202,601
Moog, Inc., Class A	1,369	111,231
National Presto Industries, Inc.	234	20,056
Northrop Grumman Corp.	4,423	1,627,089
Park Aerospace Corp.	909	15,362
Parsons Corp. (A)	807	27,454
Raytheon Company	7,255	1,344,497
Teledyne Technologies, Inc. (A)	3,475	1,072,350
Textron, Inc.	5,946	267,570
The Boeing Company	13,626	4,961,090
TransDigm Group, Inc.	1,275	686,358
Triumph Group, Inc.	2,226	46,256
United Technologies Corp.	21,122	2,750,929
Vectrus, Inc. (A)	492	19,906
Wesco Aircraft Holdings, Inc. (A)	2,420	26,620
		20,233,369
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	2,626	53,045
Atlas Air Worldwide Holdings, Inc. (A)	1,044	26,987
C.H. Robinson Worldwide, Inc.	3,823	323,005
Echo Global Logistics, Inc. (A)	1,228	24,609
Expeditors International of Washington, Inc.	4,802	341,422
FedEx Corp.	6,595	1,046,033
Forward Air Corp.	1,288	80,242
Hub Group, Inc., Class A (A)	1,488	64,073
Radiant Logistics, Inc. (A)	2,004	9,780
United Parcel Service, Inc., Class B	19,201	2,278,391
XPO Logistics, Inc. (A)	8,819	624,914
		4,872,501
Airlines – 0.2%
Alaska Air Group, Inc.	3,326	198,629
Allegiant Travel Company	576	81,786
American Airlines Group, Inc.	11,129	292,804
Delta Air Lines, Inc.	16,399	948,846
Hawaiian Holdings, Inc.	2,137	52,164
JetBlue Airways Corp. (A)	28,863	499,907
Mesa Air Group, Inc. (A)	1,070	6,912
SkyWest, Inc.	2,219	127,060
Southwest Airlines Company	13,454	703,913
Spirit Airlines, Inc. (A)	3,029	113,709
United Airlines Holdings, Inc. (A)	6,097	514,038
		3,539,768
Building products – 0.4%
AAON, Inc.	1,824	87,497
Advanced Drainage Systems, Inc.	1,619	50,820
Allegion PLC	4,694	451,891
American Woodmark Corp. (A)	687	56,588
AO Smith Corp.	7,049	327,919
Apogee Enterprises, Inc.	1,179	43,540
Armstrong Flooring, Inc. (A)	1,188	8,043
Builders FirstSource, Inc. (A)	5,103	99,253
Caesarstone, Ltd.	1,163	17,433
Continental Building Products, Inc. (A)	1,536	38,615
Cornerstone Building Brands, Inc. (A)	2,221	10,416

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
CSW Industrials, Inc.	658	$44,882
Fortune Brands Home & Security, Inc.	6,987	356,756
Gibraltar Industries, Inc. (A)	1,452	58,472
Griffon Corp.	1,625	28,356
Insteel Industries, Inc.	876	16,381
JELD-WEN Holding, Inc. (A)	3,023	52,177
Johnson Controls International PLC	39,791	1,698,678
Lennox International, Inc.	3,385	859,045
Masco Corp.	14,662	597,183
Masonite International Corp. (A)	1,116	59,583
Patrick Industries, Inc. (A)	1,018	36,791
PGT Innovations, Inc. (A)	2,512	40,192
Quanex Building Products Corp.	1,483	25,537
Resideo Technologies, Inc. (A)	11,768	162,163
Simpson Manufacturing Company, Inc.	1,980	127,116
Trex Company, Inc. (A)	8,218	702,886
Universal Forest Products, Inc.	2,656	103,850
		6,162,063
Commercial services and supplies – 0.7%
ABM Industries, Inc.	2,945	109,731
ACCO Brands Corp.	4,561	42,280
Advanced Disposal Services, Inc. (A)	3,215	104,230
Brady Corp., Class A	2,102	99,235
BrightView Holdings, Inc. (A)	1,365	25,020
Casella Waste Systems, Inc., Class A (A)	1,997	90,864
CECO Environmental Corp. (A)	1,570	10,912
Cimpress NV (A)	979	112,282
Cintas Corp.	4,077	1,075,513
Clean Harbors, Inc. (A)	4,876	358,630
Copart, Inc. (A)	9,707	731,811
Covanta Holding Corp.	5,287	90,936
Deluxe Corp.	6,144	283,116
Ennis, Inc.	1,183	23,790
Healthcare Services Group, Inc.	10,415	234,858
Heritage-Crystal Clean, Inc. (A)	686	16,807
Herman Miller, Inc.	8,283	350,205
HNI Corp.	6,115	190,727
Interface, Inc.	2,694	29,769
Kimball International, Inc., Class B	1,678	29,449
Knoll, Inc.	2,220	51,193
Matthews International Corp., Class A	1,396	40,917
McGrath RentCorp	1,079	69,088
Mobile Mini, Inc.	2,015	62,989
MSA Safety, Inc.	4,943	522,129
PICO Holdings, Inc. (A)	1,057	10,179
Pitney Bowes, Inc.	7,902	28,131
Quad/Graphics, Inc.	1,613	14,501
Republic Services, Inc.	10,373	925,790
Rollins, Inc.	7,001	229,703
RR Donnelley & Sons Company	3,859	9,339
SP Plus Corp. (A)	1,017	35,097
Steelcase, Inc., Class A	3,899	60,551
Stericycle, Inc. (A)	8,208	368,457
Team, Inc. (A)	1,316	21,688
Tetra Tech, Inc.	7,664	621,704
The Brink's Company	7,000	526,750
UniFirst Corp.	668	130,868
US Ecology, Inc.	997	60,388
Viad Corp.	879	56,810
VSE Corp.	461	14,678
Waste Management, Inc.	18,804	2,244,257
		10,115,372
Construction and engineering – 0.3%
AECOM (A)	15,091	535,429
Aegion Corp. (A)	1,398	27,597
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Ameresco, Inc., Class A (A)	1,094	$15,754
Arcosa, Inc.	2,165	70,341
Argan, Inc.	628	25,943
Comfort Systems USA, Inc.	1,612	62,320
Construction Partners, Inc., Class A (A)	641	10,570
Dycom Industries, Inc. (A)	4,375	194,688
EMCOR Group, Inc.	7,841	685,617
Fluor Corp.	13,420	237,131
Granite Construction, Inc.	6,574	186,965
Great Lakes Dredge & Dock Corp. (A)	2,679	29,040
IES Holdings, Inc. (A)	455	8,586
Jacobs Engineering Group, Inc.	8,892	790,143
MasTec, Inc. (A)	8,571	538,859
MYR Group, Inc. (A)	721	20,671
Northwest Pipe Company (A)	483	11,109
NV5 Global, Inc. (A)	452	27,902
Primoris Services Corp.	1,982	38,728
Quanta Services, Inc.	10,830	367,137
Sterling Construction Company, Inc. (A)	1,263	14,133
Tutor Perini Corp. (A)	1,830	18,282
Valmont Industries, Inc.	2,096	284,008
WillScot Corp. (A)	2,306	32,169
		4,233,122
Electrical equipment – 0.6%
Acuity Brands, Inc.	3,827	479,944
Allied Motion Technologies, Inc.	368	11,853
American Superconductor Corp. (A)	1,120	8,590
AMETEK, Inc.	13,190	1,133,417
Atkore International Group, Inc. (A)	2,065	59,906
AZZ, Inc.	1,159	47,832
Bloom Energy Corp., Class A (A)(B)	2,437	10,918
Eaton Corp. PLC	24,489	1,976,752
Emerson Electric Company	35,573	2,119,795
Encore Wire Corp.	914	49,347
EnerSys	6,030	337,680
Generac Holdings, Inc. (A)	2,706	211,041
Hubbell, Inc.	5,228	685,600
nVent Electric PLC	15,244	308,843
Plug Power, Inc. (A)(B)	10,000	21,700
Powell Industries, Inc.	449	16,308
Preformed Line Products Company	185	9,481
Regal Beloit Corp.	4,107	291,186
Rockwell Automation, Inc.	6,850	1,046,612
Sunrun, Inc. (A)	4,928	75,546
Thermon Group Holdings, Inc. (A)	1,484	32,277
TPI Composites, Inc. (A)	1,297	22,879
Vicor Corp. (A)	780	23,782
Vivint Solar, Inc. (A)(B)	2,124	17,119
		8,998,408
Industrial conglomerates – 1.2%
3M Company	30,977	5,009,600
Carlisle Companies, Inc.	5,473	793,366
General Electric Company	468,685	3,866,651
Honeywell International, Inc.	39,110	6,438,288
Raven Industries, Inc.	1,609	46,935
Roper Technologies, Inc.	5,582	2,047,254
		18,202,094
Machinery – 1.4%
Actuant Corp., Class A	2,483	55,147
AGCO Corp.	6,186	427,576
Alamo Group, Inc.	432	49,326
Albany International Corp., Class A	1,286	105,735
Altra Industrial Motion Corp.	2,869	74,565
Astec Industries, Inc.	1,021	28,180

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Barnes Group, Inc.	2,123	$95,217
Blue Bird Corp. (A)	724	13,206
Briggs & Stratton Corp.	1,890	8,165
Caterpillar, Inc.	16,792	1,998,248
Chart Industries, Inc. (A)	1,578	99,162
CIRCOR International, Inc. (A)	868	29,833
Colfax Corp. (A)(B)	9,133	248,418
Columbus McKinnon Corp.	1,035	33,503
Commercial Vehicle Group, Inc. (A)	1,549	9,836
Crane Company	4,882	372,204
Cummins, Inc.	4,286	639,771
Deere & Company	9,309	1,442,057
Donaldson Company, Inc.	12,231	591,491
Douglas Dynamics, Inc.	1,007	42,052
Dover Corp.	4,217	395,302
Energy Recovery, Inc. (A)	1,713	16,565
EnPro Industries, Inc.	921	57,360
ESCO Technologies, Inc.	1,128	85,875
Evoqua Water Technologies Corp. (A)	3,392	52,440
Federal Signal Corp.	2,654	78,850
Flowserve Corp.	3,805	162,397
Fortive Corp.	8,730	618,957
Franklin Electric Company, Inc.	2,060	94,451
Graco, Inc.	15,970	727,753
Graham Corp.	485	8,929
Harsco Corp. (A)	3,554	63,617
Helios Technologies, Inc.	1,318	56,397
Hillenbrand, Inc.	2,751	75,487
Hurco Companies, Inc.	334	10,658
Hyster-Yale Materials Handling, Inc.	460	25,093
IDEX Corp.	2,222	365,986
Illinois Tool Works, Inc.	8,797	1,318,318
Ingersoll-Rand PLC	7,100	859,739
ITT, Inc.	8,421	479,323
John Bean Technologies Corp.	1,384	141,611
Kadant, Inc.	484	39,828
Kennametal, Inc.	11,546	345,110
LB Foster Company, Class A (A)	513	10,214
Lincoln Electric Holdings, Inc.	6,023	497,259
Lindsay Corp.	482	42,541
Luxfer Holdings PLC	1,196	18,789
Lydall, Inc. (A)	845	16,993
Meritor, Inc. (A)	3,541	59,560
Milacron Holdings Corp. (A)	3,083	48,866
Miller Industries, Inc.	541	16,928
Mueller Industries, Inc.	2,491	65,663
Mueller Water Products, Inc., Class A	6,991	73,126
Navistar International Corp. (A)	2,210	50,830
NN, Inc.	2,075	13,322
Nordson Corp.	4,959	674,226
Omega Flex, Inc.	136	11,451
Oshkosh Corp.	6,706	471,231
PACCAR, Inc.	10,240	671,334
Parker-Hannifin Corp.	3,796	629,263
Park-Ohio Holdings Corp.	455	12,371
Pentair PLC	4,589	164,837
Proto Labs, Inc. (A)	1,197	113,404
RBC Bearings, Inc. (A)	1,073	171,176
REV Group, Inc.	1,301	16,770
Rexnord Corp. (A)	4,667	122,182
Snap-on, Inc.	1,608	239,077
Spartan Motors, Inc.	1,580	19,924
SPX Corp. (A)	1,931	73,281
SPX FLOW, Inc. (A)	1,869	63,004
Standex International Corp.	557	38,294
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	4,486	$596,010
Tennant Company	807	55,191
Terex Corp.	8,825	219,125
The Gorman-Rupp Company	774	23,119
The Greenbrier Companies, Inc.	1,434	33,398
The Manitowoc Company, Inc. (A)	1,590	19,875
The Timken Company	6,570	263,983
The Toro Company	10,208	735,078
Titan International, Inc.	2,587	6,726
TriMas Corp. (A)	2,031	59,671
Trinity Industries, Inc.	12,452	217,536
Wabash National Corp.	2,395	32,668
Wabtec Corp.	5,342	369,720
Watts Water Technologies, Inc., Class A	1,214	111,239
Welbilt, Inc. (A)	5,774	90,883
Woodward, Inc.	5,362	578,292
Xylem, Inc.	5,221	399,981
		20,662,149
Marine – 0.0%
Costamare, Inc.	2,470	14,301
Eagle Bulk Shipping, Inc. (A)	2,225	10,235
Kirby Corp. (A)	5,170	380,460
Matson, Inc.	1,907	67,756
Scorpio Bulkers, Inc.	2,644	16,737
		489,489
Professional services – 0.4%
Acacia Research Corp. (A)	3,085	8,052
ASGN, Inc. (A)	7,341	458,592
Barrett Business Services, Inc.	320	27,882
BG Staffing, Inc.	508	9,520
CBIZ, Inc. (A)	2,252	50,310
CRA International, Inc.	355	13,806
Equifax, Inc.	5,815	851,200
Exponent, Inc.	2,291	162,409
Forrester Research, Inc.	484	16,877
Franklin Covey Company (A)	496	18,248
FTI Consulting, Inc. (A)	1,660	179,512
GP Strategies Corp. (A)	686	8,836
Heidrick & Struggles International, Inc.	833	22,116
Huron Consulting Group, Inc. (A)	994	60,843
ICF International, Inc.	800	67,728
IHS Markit, Ltd. (A)	17,511	1,148,897
InnerWorkings, Inc. (A)	2,464	10,447
Insperity, Inc.	5,319	526,900
Kelly Services, Inc., Class A	1,457	35,274
Kforce, Inc.	1,007	32,768
Korn Ferry	2,509	98,052
ManpowerGroup, Inc.	5,737	468,942
Mistras Group, Inc. (A)	940	13,724
Navigant Consulting, Inc.	1,722	47,992
Nielsen Holdings PLC	17,089	354,768
Resources Connection, Inc.	1,381	22,856
Robert Half International, Inc.	5,701	304,832
TriNet Group, Inc. (A)	1,983	133,119
TrueBlue, Inc. (A)	1,767	34,297
Upwork, Inc. (A)	2,455	35,499
Verisk Analytics, Inc.	7,882	1,273,258
Willdan Group, Inc. (A)	482	17,424
		6,514,980
Road and rail – 0.7%
ArcBest Corp.	1,159	34,318
Avis Budget Group, Inc. (A)	8,753	216,812
Covenant Transportation Group, Inc., Class A (A)	687	9,879

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
CSX Corp.	21,165	$1,418,478
Daseke, Inc. (A)	2,632	4,632
Genesee & Wyoming, Inc., Class A (A)	5,420	600,970
Heartland Express, Inc.	2,101	43,218
Hertz Global Holdings, Inc. (A)	4,531	54,870
J.B. Hunt Transport Services, Inc.	2,343	253,138
Kansas City Southern	2,809	353,372
Knight-Swift Transportation Holdings, Inc.	11,955	408,144
Landstar System, Inc.	3,852	429,575
Marten Transport, Ltd.	1,814	35,681
Norfolk Southern Corp.	7,321	1,274,220
Old Dominion Freight Line, Inc.	6,211	1,017,113
Ryder System, Inc.	5,112	246,245
Saia, Inc. (A)	1,164	99,569
Union Pacific Corp.	19,488	3,156,276
Universal Logistics Holdings, Inc.	438	9,176
Werner Enterprises, Inc.	6,175	201,799
		9,867,485
Trading companies and distributors – 0.3%
Aircastle, Ltd.	2,285	49,927
Applied Industrial Technologies, Inc.	1,707	91,137
Beacon Roofing Supply, Inc. (A)	3,020	96,278
BlueLinx Holdings, Inc. (A)(B)	481	13,800
BMC Stock Holdings, Inc. (A)	2,982	75,832
CAI International, Inc. (A)	805	17,050
DXP Enterprises, Inc. (A)	720	23,364
EVI Industries, Inc. (B)	234	6,976
Fastenal Company	30,971	948,332
Foundation Building Materials, Inc. (A)	730	12,505
GATX Corp.	5,070	376,295
GMS, Inc. (A)	1,396	41,126
H&E Equipment Services, Inc.	1,435	34,856
Herc Holdings, Inc. (A)	1,083	44,706
Kaman Corp.	1,234	72,053
Lawson Products, Inc. (A)	239	8,712
MRC Global, Inc. (A)	3,556	44,699
MSC Industrial Direct Company, Inc., Class A	4,314	291,713
NOW, Inc. (A)	15,227	181,049
Rush Enterprises, Inc., Class A	1,178	42,538
Rush Enterprises, Inc., Class B	255	9,481
SiteOne Landscape Supply, Inc. (A)	1,818	142,168
Systemax, Inc.	595	11,942
Textainer Group Holdings, Ltd. (A)	1,348	10,744
Titan Machinery, Inc. (A)	830	12,500
Transcat, Inc. (A)	410	9,524
Triton International, Ltd.	2,526	81,211
United Rentals, Inc. (A)	4,256	479,055
Veritiv Corp. (A)	655	10,847
W.W. Grainger, Inc.	2,430	664,970
Watsco, Inc.	3,091	505,533
Willis Lease Finance Corp. (A)	158	9,760
		4,420,683
		118,311,483
Information technology – 25.1%
Communications equipment – 1.6%
Acacia Communications, Inc. (A)	1,663	104,852
ADTRAN, Inc.	2,062	21,177
Applied Optoelectronics, Inc. (A)(B)	910	8,099
Arista Networks, Inc. (A)	4,282	970,387
CalAmp Corp. (A)	1,636	15,706
Calix, Inc. (A)	2,250	13,523
Casa Systems, Inc. (A)	1,612	9,285
Ciena Corp. (A)	13,727	561,846
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Cisco Systems, Inc.	348,206	$16,299,523
Clearfield, Inc. (A)	577	6,168
Comtech Telecommunications Corp.	1,051	28,114
Digi International, Inc. (A)	1,259	16,090
Extreme Networks, Inc. (A)	5,259	35,130
F5 Networks, Inc. (A)	4,835	622,410
Finisar Corp. (A)(B)	5,220	118,024
Harmonic, Inc. (A)	3,945	25,998
Infinera Corp. (A)	7,854	41,862
Inseego Corp. (A)(B)	2,199	9,764
InterDigital, Inc.	4,458	219,200
Juniper Networks, Inc.	27,890	645,932
KVH Industries, Inc. (A)	830	7,719
Lumentum Holdings, Inc. (A)	10,730	598,305
Motorola Solutions, Inc.	13,417	2,427,269
NETGEAR, Inc. (A)	1,403	48,712
NetScout Systems, Inc. (A)	10,029	222,142
Plantronics, Inc.	4,642	144,227
Ribbon Communications, Inc. (A)	2,931	15,153
ViaSat, Inc. (A)	5,463	433,380
Viavi Solutions, Inc. (A)	10,198	141,650
		23,811,647
Electronic equipment, instruments and components – 1.1%
Akoustis Technologies, Inc. (A)(B)	1,318	9,648
Amphenol Corp., Class A	24,335	2,130,286
Anixter International, Inc. (A)	1,355	81,259
Arlo Technologies, Inc. (A)	3,748	11,769
Arrow Electronics, Inc. (A)	8,125	562,250
Avnet, Inc.	10,195	427,069
AVX Corp.	2,036	27,588
Badger Meter, Inc.	1,264	65,197
Bel Fuse, Inc., Class B	546	6,006
Belden, Inc.	5,513	251,448
Benchmark Electronics, Inc.	1,689	44,725
Cognex Corp.	16,435	740,890
Coherent, Inc. (A)	2,320	336,307
Corning, Inc.	64,001	1,782,428
CTS Corp.	1,448	41,311
Daktronics, Inc.	1,885	13,629
ePlus, Inc. (A)	599	48,950
Fabrinet (A)	1,613	81,440
FARO Technologies, Inc. (A)	772	38,013
Fitbit, Inc., Class A (A)	9,862	30,474
FLIR Systems, Inc.	10,969	540,443
II-VI, Inc. (A)	2,799	104,990
Insight Enterprises, Inc. (A)	1,576	75,743
IPG Photonics Corp. (A)	2,884	356,837
Iteris, Inc. (A)	1,653	8,992
Itron, Inc. (A)	1,529	106,189
Jabil, Inc.	13,343	384,412
KEMET Corp.	2,532	42,411
Keysight Technologies, Inc. (A)	15,242	1,476,340
Kimball Electronics, Inc. (A)	1,150	15,192
Knowles Corp. (A)	3,606	73,130
Littelfuse, Inc.	2,372	370,198
Methode Electronics, Inc.	1,641	52,085
MTS Systems Corp.	798	45,382
Napco Security Technologies, Inc. (A)	560	19,309
National Instruments Corp.	10,750	451,500
nLight, Inc. (A)	1,432	18,501
Novanta, Inc. (A)	1,491	111,825
OSI Systems, Inc. (A)	737	77,392
PAR Technology Corp. (A)	545	12,606
PC Connection, Inc.	535	18,848
PCM, Inc. (A)	454	15,895

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Plexus Corp. (A)	1,328	$75,975
Rogers Corp. (A)	822	108,849
Sanmina Corp. (A)	3,014	87,105
ScanSource, Inc. (A)	1,140	32,216
SYNNEX Corp.	3,979	333,480
TE Connectivity, Ltd.	27,420	2,501,252
Tech Data Corp. (A)	5,126	475,334
Trimble, Inc. (A)	24,133	905,470
TTM Technologies, Inc. (A)	4,458	47,522
Vishay Intertechnology, Inc.	18,553	293,694
Vishay Precision Group, Inc. (A)	479	14,969
Zebra Technologies Corp., Class A (A)	5,177	1,061,440
		17,046,213
IT services – 4.9%
Accenture PLC, Class A	30,320	6,008,514
Akamai Technologies, Inc. (A)	7,804	695,571
Alliance Data Systems Corp.	2,141	263,236
Automatic Data Processing, Inc.	20,690	3,513,990
Brightcove, Inc. (A)	1,728	21,306
Broadridge Financial Solutions, Inc.	5,522	714,768
CACI International, Inc., Class A (A)	2,385	530,162
Carbonite, Inc. (A)	1,460	17,593
Cardtronics PLC, Class A (A)	1,697	50,265
Cass Information Systems, Inc.	632	31,979
Cognizant Technology Solutions Corp., Class A	27,062	1,661,336
Conduent, Inc. (A)	7,750	50,453
CoreLogic, Inc. (A)	7,739	374,568
CSG Systems International, Inc.	1,457	78,503
DXC Technology Company	12,751	423,588
Endurance International Group Holdings, Inc. (A)	3,474	17,509
EVERTEC, Inc.	2,681	93,460
Evo Payments, Inc., Class A (A)	1,387	41,166
ExlService Holdings, Inc. (A)	1,493	101,076
Fidelity National Information Services, Inc.	29,132	3,968,361
Fiserv, Inc. (A)	27,089	2,896,898
FleetCor Technologies, Inc. (A)	4,098	1,222,843
Gartner, Inc. (A)	4,284	572,642
Global Payments, Inc.	7,450	1,236,551
GTT Communications, Inc. (A)(B)	1,566	14,893
I3 Verticals, Inc., Class A (A)	480	10,858
IBM Corp.	42,145	5,711,912
International Money Express, Inc. (A)	677	8,828
Jack Henry & Associates, Inc.	3,673	532,438
KBR, Inc.	19,827	505,985
Leidos Holdings, Inc.	6,856	598,940
Limelight Networks, Inc. (A)	5,683	13,810
LiveRamp Holdings, Inc. (A)	9,639	408,308
ManTech International Corp., Class A	1,186	83,352
Mastercard, Inc., Class A	42,726	12,021,815
MAXIMUS, Inc.	8,925	686,690
NIC, Inc.	2,942	61,252
Paychex, Inc.	15,206	1,242,330
PayPal Holdings, Inc. (A)	55,853	6,090,770
Paysign, Inc. (A)(B)	1,418	18,845
Perficient, Inc. (A)	1,437	52,939
Perspecta, Inc.	19,704	511,319
Presidio, Inc.	2,056	32,937
Sabre Corp.	26,347	622,843
Science Applications International Corp.	7,510	660,955
StarTek, Inc. (A)	951	5,925
Sykes Enterprises, Inc. (A)	1,741	50,489
The Hackett Group, Inc.	1,135	18,308
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
The Western Union Company	20,470	$452,796
Total System Services, Inc.	7,741	1,038,997
TTEC Holdings, Inc.	637	29,882
Tucows, Inc., Class A (A)	445	22,455
Unisys Corp. (A)	2,300	15,042
USA Technologies, Inc. (A)	2,775	22,838
VeriSign, Inc. (A)	4,987	1,016,600
Verra Mobility Corp. (A)	4,405	61,318
Virtusa Corp. (A)	1,288	46,548
Visa, Inc., Class A	82,666	14,947,666
WEX, Inc. (A)	4,148	848,473
		73,055,694
Semiconductors and semiconductor equipment – 4.8%
Adesto Technologies Corp. (A)	1,367	13,943
Advanced Energy Industries, Inc. (A)	1,697	87,633
Advanced Micro Devices, Inc. (A)	59,887	1,883,446
Alpha & Omega Semiconductor, Ltd. (A)	1,086	12,793
Ambarella, Inc. (A)	1,398	78,106
Amkor Technology, Inc. (A)	4,328	37,870
Analog Devices, Inc.	24,970	2,742,455
Applied Materials, Inc.	63,210	3,035,344
Aquantia Corp. (A)	1,317	17,358
Axcelis Technologies, Inc. (A)	1,431	21,909
AXT, Inc. (A)	2,042	6,922
Broadcom, Inc.	26,730	7,554,967
Brooks Automation, Inc.	3,153	105,089
Cabot Microelectronics Corp.	1,288	160,549
CEVA, Inc. (A)	991	31,127
Cirrus Logic, Inc. (A)	8,192	439,419
Cohu, Inc.	1,792	21,361
Cree, Inc. (A)	10,094	433,335
Cypress Semiconductor Corp.	35,096	807,559
Diodes, Inc. (A)	1,820	66,521
DSP Group, Inc. (A)	1,072	14,836
Enphase Energy, Inc. (A)	4,078	120,994
First Solar, Inc. (A)	7,275	451,559
FormFactor, Inc. (A)	3,313	56,619
GSI Technology, Inc. (A)	843	7,081
Ichor Holdings, Ltd. (A)	954	20,282
Impinj, Inc. (A)	645	23,465
Inphi Corp. (A)	1,989	121,707
Intel Corp.	302,309	14,332,470
KLA Corp.	10,914	1,614,181
Lam Research Corp.	10,124	2,131,203
Lattice Semiconductor Corp. (A)	5,542	109,122
MACOM Technology Solutions Holdings, Inc. (A)	2,061	40,478
Maxim Integrated Products, Inc.	18,397	1,003,372
MaxLinear, Inc. (A)	2,896	57,399
Microchip Technology, Inc.	16,067	1,387,064
Micron Technology, Inc. (A)	74,727	3,382,891
MKS Instruments, Inc.	5,213	408,126
Monolithic Power Systems, Inc.	3,799	571,977
Nanometrics, Inc. (A)	1,038	28,327
NeoPhotonics Corp. (A)	1,901	11,900
NVE Corp.	235	15,087
NVIDIA Corp.	41,122	6,888,346
PDF Solutions, Inc. (A)	1,342	15,715
Photronics, Inc. (A)	2,806	30,305
Power Integrations, Inc.	1,255	111,720
Qorvo, Inc. (A)	8,048	574,869
QUALCOMM, Inc.	82,089	6,384,062
Rambus, Inc. (A)	4,885	61,258
Rudolph Technologies, Inc. (A)	1,373	30,192
Semtech Corp. (A)	9,326	391,412

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Silicon Laboratories, Inc. (A)	6,064	$660,976
Skyworks Solutions, Inc.	11,663	877,874
SMART Global Holdings, Inc. (A)	623	17,699
SunPower Corp. (A)	2,774	34,730
Synaptics, Inc. (A)	4,851	155,329
Teradyne, Inc.	16,438	870,721
Texas Instruments, Inc.	63,353	7,839,934
Ultra Clean Holdings, Inc. (A)	1,700	20,298
Universal Display Corp.	4,075	837,290
Veeco Instruments, Inc. (A)	2,143	19,844
Versum Materials, Inc.	10,477	544,804
Xilinx, Inc.	17,147	1,784,317
Xperi Corp.	2,185	40,029
		71,659,570
Software – 7.2%
8x8, Inc. (A)	4,155	101,008
A10 Networks, Inc. (A)	2,620	18,183
ACI Worldwide, Inc. (A)	15,449	460,071
Adobe, Inc. (A)	28,999	8,250,505
Agilysys, Inc. (A)	820	22,345
Alarm.com Holdings, Inc. (A)	1,637	77,921
Altair Engineering, Inc., Class A (A)	1,720	59,099
American Software, Inc., Class A	1,340	21,118
ANSYS, Inc. (A)	4,991	1,030,941
Appfolio, Inc., Class A (A)	679	67,065
Appian Corp. (A)(B)	1,392	82,782
Autodesk, Inc. (A)	13,052	1,864,087
Avaya Holdings Corp. (A)	4,943	69,795
Benefitfocus, Inc. (A)	1,324	34,583
Blackbaud, Inc.	6,893	627,056
Blackline, Inc. (A)	1,902	96,869
Bottomline Technologies DE, Inc. (A)	1,917	79,057
Box, Inc., Class A (A)	6,385	93,413
Cadence Design Systems, Inc. (A)	16,708	1,144,164
Carbon Black, Inc. (A)	2,523	65,850
CDK Global, Inc.	11,666	503,505
ChannelAdvisor Corp. (A)	1,361	11,705
Cision, Ltd. (A)	4,114	28,469
Citrix Systems, Inc.	7,436	691,399
Cloudera, Inc. (A)(B)	10,575	75,506
CommVault Systems, Inc. (A)	5,208	225,871
Cornerstone OnDemand, Inc. (A)	2,494	130,112
Digimarc Corp. (A)	501	19,810
Digital Turbine, Inc. (A)	3,441	26,186
Domo, Inc., Class B (A)	753	18,697
Ebix, Inc.	1,037	36,731
eGain Corp. (A)	1,085	7,790
Envestnet, Inc. (A)	2,122	121,400
Everbridge, Inc. (A)	1,447	124,731
Fair Isaac Corp. (A)	2,780	980,562
Five9, Inc. (A)	2,615	165,294
ForeScout Technologies, Inc. (A)	1,820	65,211
Fortinet, Inc. (A)	8,629	683,244
GTY Technology Holdings, Inc. (A)	1,508	9,440
Instructure, Inc. (A)	1,497	61,916
Intelligent Systems Corp. (A)	341	18,035
Intuit, Inc.	15,408	4,443,051
j2 Global, Inc.	6,528	552,269
LivePerson, Inc. (A)	2,716	107,934
LogMeIn, Inc.	4,778	319,362
Manhattan Associates, Inc. (A)	6,195	511,893
Microsoft Corp.	455,363	62,776,343
MicroStrategy, Inc., Class A (A)	361	51,728
Mitek Systems, Inc. (A)	1,681	17,045
MobileIron, Inc. (A)	4,349	30,008
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Model N, Inc. (A)	1,457	$41,714
Monotype Imaging Holdings, Inc.	1,809	35,728
OneSpan, Inc. (A)	1,441	19,454
Oracle Corp.	144,200	7,507,052
Progress Software Corp.	1,981	74,842
PROS Holdings, Inc. (A)	1,463	103,902
PTC, Inc. (A)	9,930	650,117
Q2 Holdings, Inc. (A)	1,778	159,931
QAD, Inc., Class A	514	20,827
Qualys, Inc. (A)	1,510	120,226
Rapid7, Inc. (A)	2,142	115,004
SailPoint Technologies Holding, Inc. (A)	3,831	86,312
salesforce.com, Inc. (A)	50,761	7,922,269
ShotSpotter, Inc. (A)	381	10,375
SPS Commerce, Inc. (A)	1,598	80,763
SVMK, Inc. (A)	3,757	62,892
Symantec Corp.	36,740	854,205
Synchronoss Technologies, Inc. (A)	1,924	15,315
Synopsys, Inc. (A)	8,914	1,264,094
Telaria, Inc. (A)	2,152	21,477
Telenav, Inc. (A)	1,704	19,289
Tenable Holdings, Inc. (A)	1,659	37,825
Teradata Corp. (A)	11,231	346,701
TiVo Corp.	5,547	41,769
Tyler Technologies, Inc. (A)	3,677	943,298
Upland Software, Inc. (A)	998	37,924
Varonis Systems, Inc. (A)	1,326	90,592
Verint Systems, Inc. (A)	2,903	154,701
VirnetX Holding Corp. (A)	2,768	14,560
Workiva, Inc. (A)	1,554	74,763
Yext, Inc. (A)	4,147	65,398
Zix Corp. (A)	2,318	17,037
Zuora, Inc., Class A (A)	3,827	57,596
		108,149,111
Technology hardware, storage and peripherals – 5.5%
3D Systems Corp. (A)	5,100	35,700
Apple, Inc.	355,562	74,219,984
AstroNova, Inc.	367	6,030
Avid Technology, Inc. (A)	1,387	10,347
Cray, Inc. (A)	1,817	63,468
Diebold Nixdorf, Inc. (A)	3,473	38,932
Hewlett Packard Enterprise Company	109,399	1,511,894
HP, Inc.	122,642	2,243,122
Immersion Corp. (A)	1,627	13,358
NCR Corp. (A)	11,519	362,964
NetApp, Inc.	20,005	961,440
Seagate Technology PLC	20,406	1,024,585
Stratasys, Ltd. (A)	2,292	54,595
Western Digital Corp.	23,945	1,371,330
Xerox Holdings Corp.	15,829	458,883
		82,376,632
		376,098,867
Materials – 1.7%
Chemicals – 1.0%
A. Schulman, Inc. (A)(C)	1,188	514
Advanced Emissions Solutions, Inc.	875	11,043
AdvanSix, Inc. (A)	1,263	28,215
Air Products & Chemicals, Inc.	4,053	915,654
Albemarle Corp. (B)	1,951	120,435
American Vanguard Corp.	1,397	19,795
Amyris, Inc. (A)(B)	1,928	7,288
Ashland Global Holdings, Inc.	6,016	440,612
Balchem Corp.	1,442	128,035
Cabot Corp.	5,607	224,280

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Celanese Corp.	2,331	$264,265
CF Industries Holdings, Inc.	4,070	196,133
Chase Corp.	319	31,970
Corteva, Inc.	13,785	404,176
Dow, Inc.	13,785	587,655
DuPont de Nemours, Inc.	13,785	936,415
Eastman Chemical Company	2,551	166,759
Ecolab, Inc.	4,670	963,468
Ferro Corp. (A)	3,648	37,173
Flotek Industries, Inc. (A)	2,872	6,002
FMC Corp.	2,424	209,264
FutureFuel Corp.	1,259	13,572
GCP Applied Technologies, Inc. (A)	2,401	42,138
Hawkins, Inc.	446	19,780
HB Fuller Company	2,264	96,469
Ingevity Corp. (A)	5,880	447,880
Innophos Holdings, Inc.	882	24,775
Innospec, Inc.	1,079	89,751
International Flavors & Fragrances, Inc.	1,866	204,794
Intrepid Potash, Inc. (A)	4,699	13,956
Koppers Holdings, Inc. (A)	831	22,030
Kraton Corp. (A)	1,403	38,498
Kronos Worldwide, Inc.	1,099	12,034
Linde PLC	9,928	1,875,498
Livent Corp. (A)	6,558	40,332
LyondellBasell Industries NV, Class A	5,060	391,543
Minerals Technologies, Inc.	4,956	238,879
NewMarket Corp.	837	397,366
Olin Corp.	15,811	268,471
OMNOVA Solutions, Inc. (A)	2,063	20,733
Orion Engineered Carbons SA	2,660	37,001
PolyOne Corp.	10,921	349,581
PPG Industries, Inc.	4,347	481,604
PQ Group Holdings, Inc. (A)	1,632	23,321
Quaker Chemical Corp.	582	92,457
Rayonier Advanced Materials, Inc.	2,416	8,480
RPM International, Inc.	12,571	850,680
Sensient Technologies Corp.	5,928	387,217
Stepan Company	903	86,137
The Chemours Company	15,725	222,823
The Mosaic Company	6,534	120,160
The Scotts Miracle-Gro Company	3,777	401,571
The Sherwin-Williams Company	1,496	788,018
Trecora Resources (A)	1,091	9,874
Tredegar Corp.	1,275	22,045
Trinseo SA	1,826	64,074
Tronox Holdings PLC, Class A	4,287	31,852
Valvoline, Inc.	18,049	407,907
		14,342,452
Construction materials – 0.1%
Eagle Materials, Inc.	4,231	356,208
Martin Marietta Materials, Inc.	1,150	291,836
Summit Materials, Inc., Class A (A)	5,023	105,383
U.S. Concrete, Inc. (A)	706	28,607
United States Lime & Minerals, Inc.	105	8,103
Vulcan Materials Company	2,432	343,520
		1,133,657
Containers and packaging – 0.2%
Amcor PLC (A)	29,881	293,431
AptarGroup, Inc.	6,061	740,775
Avery Dennison Corp.	1,554	179,596
Ball Corp.	6,163	495,567
Greif, Inc., Class A	3,681	129,534
Greif, Inc., Class B	246	10,236
International Paper Company	7,315	286,017
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Myers Industries, Inc.	1,584	$26,659
Owens-Illinois, Inc.	14,888	151,411
Packaging Corp. of America	1,740	175,009
Sealed Air Corp.	2,867	114,164
Silgan Holdings, Inc.	7,462	222,069
Sonoco Products Company	9,595	548,834
UFP Technologies, Inc. (A)	350	14,623
Westrock Company	4,732	161,740
		3,549,665
Metals and mining – 0.3%
1911 Gold Corp. (A)	781	170
AK Steel Holding Corp. (A)(B)	14,173	30,614
Allegheny Technologies, Inc. (A)	17,693	350,675
Carpenter Technology Corp.	6,655	323,699
Century Aluminum Company (A)	2,487	13,703
Cleveland-Cliffs, Inc. (B)	12,547	99,623
Coeur Mining, Inc. (A)	9,085	49,695
Commercial Metals Company	16,575	259,730
Compass Minerals International, Inc.	4,783	237,859
Freeport-McMoRan, Inc.	26,705	245,419
Gold Resource Corp.	3,010	10,264
Haynes International, Inc.	601	17,952
Hecla Mining Company	21,540	38,341
Kaiser Aluminum Corp.	723	63,935
Materion Corp.	907	53,368
Newmont Goldcorp Corp.	15,089	601,900
Novagold Resources, Inc. (A)	10,237	76,163
Nucor Corp.	5,611	274,827
Reliance Steel & Aluminum Company	6,448	626,939
Royal Gold, Inc.	6,284	838,160
Schnitzer Steel Industries, Inc., Class A	1,149	25,439
Steel Dynamics, Inc.	21,315	575,505
SunCoke Energy, Inc. (A)	2,890	18,034
Synalloy Corp.	500	8,020
TimkenSteel Corp. (A)	1,995	10,414
United States Steel Corp. (B)	16,534	183,031
Warrior Met Coal, Inc.	2,285	47,757
Worthington Industries, Inc.	5,512	191,266
		5,272,502
Paper and forest products – 0.1%
Boise Cascade Company	1,755	55,107
Clearwater Paper Corp. (A)	823	13,184
Domtar Corp.	6,052	199,413
Louisiana-Pacific Corp.	17,317	416,301
Neenah, Inc.	755	48,154
PH Glatfelter Company	1,966	28,271
Schweitzer-Mauduit International, Inc.	1,386	46,486
Verso Corp., Class A (A)	1,517	15,489
		822,405
		25,120,681
Real estate – 4.1%
Equity real estate investment trusts – 4.0%
Acadia Realty Trust	3,621	99,034
Agree Realty Corp.	1,639	122,417
Alexander & Baldwin, Inc.	9,569	219,034
Alexander's, Inc.	97	36,624
Alexandria Real Estate Equities, Inc.	5,325	797,898
American Assets Trust, Inc.	2,060	96,532
American Campus Communities, Inc.	13,164	611,863
American Finance Trust, Inc.	4,798	57,432
American Tower Corp.	20,842	4,797,620
Apartment Investment & Management Company, A Shares	7,018	357,918
Armada Hoffler Properties, Inc.	2,342	40,610

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Ashford Hospitality Trust, Inc.	4,761	$13,331
AvalonBay Communities, Inc.	6,574	1,397,369
Bluerock Residential Growth REIT, Inc.	1,101	13,619
Boston Properties, Inc.	7,287	935,797
Braemar Hotels & Resorts, Inc.	1,513	13,874
Brixmor Property Group, Inc.	28,579	526,711
Camden Property Trust	9,272	1,003,694
CareTrust REIT, Inc.	4,252	101,155
CatchMark Timber Trust, Inc., Class A	2,371	23,497
CBL & Associates Properties, Inc.	9,368	8,525
Cedar Realty Trust, Inc.	4,515	10,701
Chatham Lodging Trust	2,036	33,777
Chesapeake Lodging Trust	2,661	68,521
City Office REIT, Inc.	1,853	25,090
Clipper Realty, Inc.	968	10,590
Community Healthcare Trust, Inc.	796	33,941
CoreCivic, Inc.	16,724	283,472
CorEnergy Infrastructure Trust, Inc.	583	26,299
CorePoint Lodging, Inc.	1,886	17,163
CoreSite Realty Corp.	3,539	411,161
Corporate Office Properties Trust	10,734	310,105
Cousins Properties, Inc.	13,937	483,614
Crown Castle International Corp.	19,601	2,845,477
CyrusOne, Inc.	10,854	797,335
DiamondRock Hospitality Company	8,857	83,876
Digital Realty Trust, Inc.	9,819	1,213,923
Douglas Emmett, Inc.	15,515	654,733
Duke Realty Corp.	16,951	563,960
Easterly Government Properties, Inc.	3,005	61,753
EastGroup Properties, Inc.	5,103	635,426
EPR Properties	7,241	566,608
Equinix, Inc.	3,964	2,205,094
Equity Residential	17,469	1,480,672
Essential Properties Realty Trust, Inc.	2,156	48,963
Essex Property Trust, Inc.	3,100	995,906
Extra Space Storage, Inc.	6,010	732,739
Farmland Partners, Inc.	1,568	9,455
Federal Realty Investment Trust	3,535	456,757
First Industrial Realty Trust, Inc.	17,661	687,896
Four Corners Property Trust, Inc.	3,022	86,097
Franklin Street Properties Corp.	4,700	35,579
Front Yard Residential Corp.	2,229	24,720
Getty Realty Corp.	1,454	46,179
Gladstone Commercial Corp.	1,410	31,965
Gladstone Land Corp.	994	11,441
Global Medical REIT, Inc.	1,513	16,537
Global Net Lease, Inc.	3,747	71,867
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,742	75,761
HCP, Inc.	22,531	782,051
Healthcare Realty Trust, Inc.	18,022	598,871
Hersha Hospitality Trust	1,557	21,642
Highwoods Properties, Inc.	9,945	429,723
Hospitality Properties Trust	15,771	380,712
Host Hotels & Resorts, Inc.	34,908	559,924
Independence Realty Trust, Inc.	4,014	55,835
Industrial Logistics Properties Trust	2,877	61,539
Innovative Industrial Properties, Inc.	416	37,091
Investors Real Estate Trust	542	37,534
Iron Mountain, Inc.	13,509	430,262
iStar, Inc.	2,754	35,251
JBG SMITH Properties	11,575	442,860
Jernigan Capital, Inc.	937	18,093
Kilroy Realty Corp.	9,684	753,996
Kimco Realty Corp.	19,875	365,303
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Kite Realty Group Trust	3,673	$52,487
Lamar Advertising Company, Class A	8,207	629,067
Lexington Realty Trust	10,165	105,614
Liberty Property Trust	14,221	741,199
Life Storage, Inc.	4,472	473,853
LTC Properties, Inc.	1,741	84,961
Mack-Cali Realty Corp.	12,755	259,819
Medical Properties Trust, Inc.	42,144	783,457
Mid-America Apartment Communities, Inc.	5,377	681,158
Monmouth Real Estate Investment Corp.	4,072	53,425
National Health Investors, Inc.	1,840	152,646
National Retail Properties, Inc.	15,602	876,052
National Storage Affiliates Trust	2,521	84,353
New Senior Investment Group, Inc.	3,845	24,031
NexPoint Residential Trust, Inc.	834	38,698
NorthStar Realty Europe Corp.	1,940	32,844
Office Properties Income Trust	2,190	59,371
Omega Healthcare Investors, Inc.	20,575	836,991
One Liberty Properties, Inc.	769	20,594
Pebblebrook Hotel Trust	18,301	493,578
Pennsylvania Real Estate Investment Trust	3,231	16,607
Physicians Realty Trust	8,175	141,591
Piedmont Office Realty Trust, Inc., Class A	5,459	107,761
PotlatchDeltic Corp.	9,455	363,828
Preferred Apartment Communities, Inc., Class A	1,924	25,897
Prologis, Inc.	29,742	2,487,026
PS Business Parks, Inc.	2,785	500,214
Public Storage	7,077	1,873,565
QTS Realty Trust, Inc., Class A	2,427	119,069
Rayonier, Inc.	12,433	333,204
Realty Income Corp.	14,843	1,095,562
Regency Centers Corp.	7,885	508,661
Retail Opportunity Investments Corp.	5,056	88,531
Retail Value, Inc.	689	25,486
Rexford Industrial Realty, Inc.	4,566	201,772
RLJ Lodging Trust	7,654	124,071
RPT Realty	3,457	41,138
Ryman Hospitality Properties, Inc.	2,035	162,108
Sabra Health Care REIT, Inc.	25,185	544,500
Safehold, Inc.	377	11,046
Saul Centers, Inc.	558	28,028
SBA Communications Corp.	5,341	1,401,639
Senior Housing Properties Trust	33,411	283,659
Seritage Growth Properties, Class A	1,455	56,876
Simon Property Group, Inc.	14,565	2,169,311
SL Green Realty Corp.	3,972	318,634
Spirit MTA REIT	2,172	18,245
Spirit Realty Capital, Inc.	8,376	401,545
STAG Industrial, Inc.	5,596	162,732
Summit Hotel Properties, Inc.	4,756	53,077
Sunstone Hotel Investors, Inc.	10,072	132,346
Tanger Factory Outlet Centers, Inc.	13,082	184,979
Taubman Centers, Inc.	5,866	229,067
Terreno Realty Corp.	2,738	138,433
The GEO Group, Inc.	16,931	290,536
The Macerich Company	4,975	141,937
UDR, Inc.	13,291	640,360
UMH Properties, Inc.	1,682	21,631
Uniti Group, Inc.	25,973	191,940
Universal Health Realty Income Trust	573	55,403
Urban Edge Properties	16,697	292,364
Urstadt Biddle Properties, Inc., Class A	1,342	28,169
Ventas, Inc.	17,413	1,277,940

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Vornado Realty Trust	8,183	$494,826
Washington Prime Group, Inc.	8,302	26,815
Washington Real Estate Investment Trust	3,561	94,331
Weingarten Realty Investors	11,475	303,973
Welltower, Inc.	19,091	1,709,790
Weyerhaeuser Company	35,102	923,534
Whitestone REIT	1,713	21,275
Xenia Hotels & Resorts, Inc.	5,030	101,656
		59,891,280
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	14,754	771,192
Consolidated-Tomoka Land Company	274	17,492
Cushman & Wakefield PLC (A)	4,566	76,891
eXp World Holdings, Inc. (A)	827	7,195
Forestar Group, Inc. (A)	561	10,693
FRP Holdings, Inc. (A)	364	17,905
Jones Lang LaSalle, Inc.	5,215	699,071
Kennedy-Wilson Holdings, Inc.	5,503	115,453
Marcus & Millichap, Inc. (A)	1,017	36,693
Newmark Group, Inc., Class A	6,512	56,524
Rafael Holdings, Inc., Class B (A)	521	10,524
RE/MAX Holdings, Inc., Class A	788	20,228
Realogy Holdings Corp.	4,969	23,752
Redfin Corp. (A)(B)	3,986	67,324
Tejon Ranch Company (A)	977	16,355
The RMR Group, Inc., Class A	344	16,027
The St. Joe Company (A)	1,554	27,941
		1,991,260
		61,882,540
Utilities – 3.4%
Electric utilities – 1.8%
ALLETE, Inc.	7,247	621,285
Alliant Energy Corp.	11,195	587,178
American Electric Power Company, Inc.	23,352	2,128,535
Duke Energy Corp.	34,451	3,194,986
Edison International	16,740	1,209,800
El Paso Electric Company	1,814	120,994
Entergy Corp.	8,985	1,013,867
Evergy, Inc.	11,557	751,205
Eversource Energy	15,199	1,217,896
Exelon Corp.	45,945	2,171,361
FirstEnergy Corp.	23,883	1,098,618
Genie Energy, Ltd., B Shares	873	6,251
Hawaiian Electric Industries, Inc.	10,448	463,891
IDACORP, Inc.	4,832	530,602
MGE Energy, Inc.	1,581	119,919
NextEra Energy, Inc.	22,665	4,965,448
OGE Energy Corp.	19,198	823,018
Otter Tail Corp.	1,613	81,650
Pinnacle West Capital Corp.	5,316	506,668
PNM Resources, Inc.	11,172	569,884
Portland General Electric Company	3,956	225,057
PPL Corp.	34,137	1,008,748
Spark Energy, Inc., Class A	721	6,821
The Southern Company	49,251	2,869,363
Xcel Energy, Inc.	24,362	1,564,528
		27,857,573
Gas utilities – 0.3%
Atmos Energy Corp.	5,542	610,895
Chesapeake Utilities Corp.	716	67,719
National Fuel Gas Company	8,277	386,867
New Jersey Resources Corp.	12,510	572,207
Northwest Natural Holding Company	1,307	93,268
ONE Gas, Inc.	7,371	675,257
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
South Jersey Industries, Inc.	4,142	$133,952
Southwest Gas Holdings, Inc.	7,483	682,674
Spire, Inc.	7,068	600,073
UGI Corp.	19,996	973,205
		4,796,117
Independent power and renewable electricity producers – 0.1%
AES Corp.	31,388	481,178
Atlantic Power Corp. (A)	5,314	12,169
Clearway Energy, Inc., Class A	1,584	26,548
Clearway Energy, Inc., Class C	3,250	57,525
NRG Energy, Inc.	12,638	460,023
Ormat Technologies, Inc.	1,763	130,938
Pattern Energy Group, Inc., Class A	4,007	108,790
TerraForm Power, Inc., Class A	3,293	55,849
		1,333,020
Multi-utilities – 1.0%
Ameren Corp.	11,628	897,100
Avista Corp.	2,920	136,948
Black Hills Corp.	7,886	604,935
CenterPoint Energy, Inc.	23,749	657,610
CMS Energy Corp.	13,430	846,762
Consolidated Edison, Inc.	15,479	1,376,083
Dominion Energy, Inc.	37,964	2,947,145
DTE Energy Company	8,672	1,124,412
MDU Resources Group, Inc.	18,998	510,856
NiSource, Inc.	17,654	521,676
NorthWestern Corp.	7,077	512,658
Public Service Enterprise Group, Inc.	23,920	1,446,442
Sempra Energy	12,985	1,839,066
Unitil Corp.	675	40,750
WEC Energy Group, Inc.	14,931	1,429,942
		14,892,385
Water utilities – 0.2%
American States Water Company	1,636	151,379
American Water Works Company, Inc.	8,547	1,088,204
Aqua America, Inc.	20,691	916,404
AquaVenture Holdings, Ltd. (A)	658	11,633
Cadiz, Inc. (A)	884	10,175
California Water Service Group	2,153	121,515
Connecticut Water Service, Inc.	573	40,190
Consolidated Water Company, Ltd.	882	12,930
Middlesex Water Company	745	45,475
Pure Cycle Corp. (A)	894	9,700
SJW Group	1,197	81,791
The York Water Company	577	21,545
		2,510,941
		51,390,036
TOTAL COMMON STOCKS (Cost $1,381,787,407)		$1,460,216,329
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Diversified consumer services – 0.0%
GCI Liberty, Inc., 7.000%	361	9,314
TOTAL PREFERRED SECURITIES (Cost $2,897)		$9,314
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(C)(D)	13,589	3,503
TOTAL RIGHTS (Cost $4,020)		$3,503

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust, 2.1920% (E)(F)	413,890	$4,141,717
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,141,407)		$4,141,717
SHORT-TERM INVESTMENTS – 2.4%
U.S. Government Agency – 1.6%
Federal Home Loan Bank Discount Note
2.015%, 10/04/2019 *	$20,000,000	19,965,039
2.270%, 09/04/2019 *	5,000,000	4,999,713
		24,964,752
Repurchase agreement – 0.8%
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $11,816,378 on 9-3-19, collateralized by $11,835,000 U.S. Treasury Notes, 2.250% due 3-31-21 (valued at $12,057,403, including interest)	11,815,000	11,815,000
TOTAL SHORT-TERM INVESTMENTS (Cost $36,777,113)		$36,779,752
Total Investments (U.S. Strategic Equity Allocation Fund) (Cost $1,422,712,844) – 100.3%		$1,501,150,615
Other assets and liabilities, net – (0.3%)		(4,195,926)
TOTAL NET ASSETS – 100.0%		$1,496,954,689
U.S. Strategic Equity Allocation Fund (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 8-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	71	Long	Sep 2019	$5,481,585	$5,304,410	$(177,175)
S&P 500 Index E-Mini Futures	205	Long	Sep 2019	30,548,911	29,789,064	(759,847)
S&P Mid 400 Index E-Mini Futures	35	Long	Sep 2019	6,737,618	6,584,900	(152,718)
						$(1,089,740)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 8-31-19:
Capital Appreciation Fund
United States	86.0%
China	4.2%
France	3.5%
United Kingdom	1.8%
Canada	1.7%
Germany	1.5%
Netherlands	1.3%
TOTAL	100.0%
Health Sciences Fund
United States	86.5%
Switzerland	3.7%
United Kingdom	2.3%
Netherlands	1.4%
Denmark	1.4%
Japan	1.4%
Other countries	3.3%
TOTAL	100.0%
Mid Value Fund
United States	84.4%
Canada	7.9%
Ireland	2.5%
Denmark	1.9%
Switzerland	1.1%
Other countries	2.2%
TOTAL	100.0%
Science & Technology Fund
United States	82.0%
China	6.8%
South Korea	4.0%
Germany	1.7%
South Africa	1.2%
Russia	1.2%
Netherlands	1.0%
Other countries	2.1%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	60.0%
Japan	6.2%
United Kingdom	4.8%
Canada	3.5%
Switzerland	3.1%
France	3.1%
China	2.5%
Australia	2.0%
Netherlands	2.0%
Germany	1.7%
Other countries	11.1%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — August 31, 2019

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Health Sciences Fund	International Growth Stock Fund
Unaffiliated investments, at value	$1,720,361,331	$1,630,773,568	$271,715,500	$57,722,894
Affiliated investments, at value	25,457,039	—	—	—
Total investments, at value	1,745,818,370	1,630,773,568	271,715,500	57,722,894
Cash	—	—	—	39,762
Foreign currency, at value	700,819	6	5,504	123,624
Dividends and interest receivable	1,635,909	6,775,999	268,771	649,768
Receivable for fund shares sold	63,468	—	6,424	—
Receivable for investments sold	17,816,883	5,358,957	726,848	328,931
Receivable for securities lending income	—	8,508	—	—
Other assets	38,222	39,959	7,956	16,921
Total assets	1,766,073,671	1,642,956,997	272,731,003	58,881,900
Liabilities
Written options, at value	—	18,104,429	—	—
Payable for investments purchased	1,720,907	12,604,783	630,956	—
Payable for fund shares repurchased	1,863,165	4,985,568	48	163,541
Payable upon return of securities loaned	25,445,309	—	—	—
Payable to affiliates
Accounting and legal services fees	106,614	98,324	16,751	3,785
Trustees' fees	979	891	152	571
Other liabilities and accrued expenses	122,312	124,587	70,640	66,670
Total liabilities	29,259,286	35,918,582	718,547	234,567
Net assets	$1,736,814,385	$1,607,038,415	$272,012,456	$58,647,333
Net assets consist of
Paid-in capital	$711,638,269	$1,210,110,687	$225,083,193	$(76,502,308)
Total distributable earnings (loss)	1,025,176,116	396,927,728	46,929,263	135,149,641
Net assets	$1,736,814,385	$1,607,038,415	$272,012,456	$58,647,333
Unaffiliated investments, including repurchase agreements, at cost	$824,992,509	$1,361,675,728	$229,523,021	$37,560,146
Affiliated investments, at cost	$25,453,468	—	—	—
Foreign currency, at cost	$702,222	$7	$5,520	$136,572
Premiums received on written options	—	$8,247,386	—	—
Securities loaned, at value	$24,939,867	—	—	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$584,098,863	—	—	—
Shares outstanding	37,290,015	—	—	—
Net asset value, offering price and redemption price per share	$15.66	—	—	—
Class NAV
Net assets	$1,152,715,522	$1,607,038,415	$272,012,456	$58,647,333
Shares outstanding	73,360,655	136,774,650	60,051,970	4,307,976
Net asset value, offering price and redemption price per share	$15.71	$11.75	$4.53	$13.61
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — August 31, 2019

Assets	International Small Cap Fund	International Strategic Equity Allocation Fund	International Value Fund	Mid Cap Stock Fund
Unaffiliated investments, at value	$115,385,195	$1,624,058,854	$243,059,309	$1,565,142,491
Affiliated investments, at value	5,044,710	—	937,826	26,551,791
Repurchase agreements, at value	—	—	—	33,800,000
Total investments, at value	120,429,905	1,624,058,854	243,997,135	1,625,494,282
Receivable for futures variation margin	—	322,476	—	—
Cash	4,189,496	87,166	613,593	81,548
Foreign currency, at value	193,419	405,667	891,551	1,002
Collateral held at broker for futures contracts	—	3,401,847	—	—
Dividends and interest receivable	339,579	6,608,156	1,113,914	266,833
Receivable for fund shares sold	—	—	24,130	18,326
Receivable for investments sold	104,086	—	848,811	—
Receivable for securities lending income	16,889	45	3,016	—
Other assets	12,255	49,084	26,990	225,929
Total assets	125,285,629	1,634,933,295	247,519,140	1,626,087,920
Liabilities
Payable for investments purchased	150,463	168	2,590,438	7,474,816
Payable for fund shares repurchased	246,139	968,367	159,219	610,260
Payable upon return of securities loaned	5,042,548	—	927,223	26,550,450
Payable to affiliates
Accounting and legal services fees	7,399	99,482	15,155	101,394
Trustees' fees	398	1,166	777	1,093
Other liabilities and accrued expenses	71,059	243,524	86,175	233,971
Total liabilities	5,518,006	1,312,707	3,778,987	34,971,984
Net assets	$119,767,623	$1,633,620,588	$243,740,153	$1,591,115,936
Net assets consist of
Paid-in capital	$40,621,559	$1,712,819,603	$219,160,898	$1,047,256,956
Total distributable earnings (loss)	79,146,064	(79,199,015)	24,579,255	543,858,980
Net assets	$119,767,623	$1,633,620,588	$243,740,153	$1,591,115,936
Unaffiliated investments, including repurchase agreements, at cost	$94,199,876	$1,632,523,344	$231,414,897	$1,180,388,818
Affiliated investments, at cost	$5,042,393	—	$937,786	$26,551,752
Foreign currency, at cost	$193,656	$406,699	$891,551	$985
Securities loaned, at value	$5,571,802	—	$1,317,491	$25,997,004
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$56,503,324	—	$125,525,127	$438,454,206
Shares outstanding	3,375,715	—	8,949,499	19,713,322
Net asset value, offering price and redemption price per share	$16.74	—	$14.03	$22.24
Class NAV
Net assets	$63,264,299	$1,633,620,588	$118,215,026	$1,152,661,730
Shares outstanding	3,780,858	181,225,015	8,452,678	51,183,607
Net asset value, offering price and redemption price per share	$16.73	$9.01	$13.99	$22.52
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — August 31, 2019

Assets	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Conservative Portfolio
Unaffiliated investments, at value	$1,225,747,430	$113,476,817	$555,148,158	$163,445,053
Affiliated investments, at value	10,825,459	226,266,576	397,122,752	33,541,470
Total investments, at value	1,236,572,889	339,743,393	952,270,910	196,986,523
Foreign currency, at value	64	—	—	—
Dividends and interest receivable	2,278,617	260	1,150	609
Receivable for fund shares sold	170	8	—	—
Receivable for investments sold	3,800,154	307,167	1,253,632	40,438
Receivable for securities lending income	—	—	10,249	2,710
Receivable from affiliates	—	—	—	2,278
Other assets	14,197	1,672	5,943	5,060
Total assets	1,242,666,091	340,052,500	953,541,884	197,037,618
Liabilities
Due to custodian	—	70,476	426,484	—
Payable for investments purchased	1,040,449	—	—	170,370
Payable for fund shares repurchased	54,962	325,038	2,474,431	33,006
Payable upon return of securities loaned	10,843,920	—	53,570,365	12,590,370
Payable to affiliates
Accounting and legal services fees	75,570	20,620	54,039	10,741
Transfer agent fees	—	35	54	2
Trustees' fees	698	189	485	94
Other liabilities and accrued expenses	102,820	34,348	36,231	33,782
Total liabilities	12,118,419	450,706	56,562,089	12,838,365
Net assets	$1,230,547,672	$339,601,794	$896,979,795	$184,199,253
Net assets consist of
Paid-in capital	$1,137,360,360	$330,760,308	$859,795,196	$177,461,977
Total distributable earnings (loss)	93,187,312	8,841,486	37,184,599	6,737,276
Net assets	$1,230,547,672	$339,601,794	$896,979,795	$184,199,253
Unaffiliated investments, including repurchase agreements, at cost	$1,116,993,612	$99,425,157	$513,763,323	$156,337,446
Affiliated investments, at cost	$10,823,361	$248,973,703	$425,688,690	$34,372,165
Foreign currency, at cost	$65	—	—	—
Securities loaned, at value	$10,438,783	—	$52,439,992	$12,307,960
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	—	$3,515,320	$5,553,916	$242,376
Shares outstanding	—	303,905	493,191	22,366
Net asset value, offering price and redemption price per share	—	$11.57	$11.26	$10.84
Class 1
Net assets	—	$336,086,474	$891,425,879	$183,956,877
Shares outstanding	—	29,075,025	79,187,906	16,985,710
Net asset value, offering price and redemption price per share	—	$11.56	$11.26	$10.83
Class NAV
Net assets	$1,230,547,672	—	—	—
Shares outstanding	86,218,354	—	—	—
Net asset value, offering price and redemption price per share	$14.27	—	—	—
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — August 31, 2019

Assets	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio	Real Estate Securities Fund	Science & Technology Fund
Unaffiliated investments, at value	$394,757,723	$196,358,502	$435,924,424	$273,334,092
Affiliated investments, at value	450,771,671	79,007,831	—	9,739,733
Repurchase agreements, at value	—	—	—	10,820,000
Total investments, at value	845,529,394	275,366,333	435,924,424	293,893,825
Cash	—	—	—	728
Foreign currency, at value	—	—	—	214,653
Dividends and interest receivable	645	837	168,609	181,728
Receivable for fund shares sold	413,245	9,752	—	—
Receivable for investments sold	251,704	562,020	2,994,917	311,076
Receivable for securities lending income	—	3,743	—	2,772
Other assets	5,778	3,410	11,816	8,835
Total assets	846,200,766	275,946,095	439,099,766	294,613,617
Liabilities
Due to custodian	276,812	467,228	—	—
Payable for investments purchased	—	94,895	4,886,608	209,859
Payable for fund shares repurchased	491	11	628,350	547,680
Payable upon return of securities loaned	16,547,265	12,170,475	—	9,739,815
Payable to affiliates
Accounting and legal services fees	49,952	15,650	25,357	17,307
Transfer agent fees	58	11	—	—
Trustees' fees	453	138	221	159
Other liabilities and accrued expenses	46,484	34,063	69,696	62,198
Total liabilities	16,921,515	12,782,471	5,610,232	10,577,018
Net assets	$829,279,251	$263,163,624	$433,489,534	$284,036,599
Net assets consist of
Paid-in capital	$798,610,602	$252,919,419	$315,081,058	$229,305,718
Total distributable earnings (loss)	30,668,649	10,244,205	118,408,476	54,730,881
Net assets	$829,279,251	$263,163,624	$433,489,534	$284,036,599
Unaffiliated investments, including repurchase agreements, at cost	$357,815,858	$184,592,059	$336,141,177	$245,211,719
Affiliated investments, at cost	$495,101,519	$84,106,694	—	$9,739,728
Foreign currency, at cost	—	—	—	$214,128
Securities loaned, at value	$16,143,026	$11,870,504	—	$9,518,272
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	$5,822,159	$1,089,889	—	—
Shares outstanding	503,732	98,355	—	—
Net asset value, offering price and redemption price per share	$11.56	$11.08	—	—
Class 1
Net assets	$823,457,092	$262,073,735	$433,489,534	—
Shares outstanding	71,353,392	23,656,007	29,798,400	—
Net asset value, offering price and redemption price per share	$11.54	$11.08	$14.55	—
Class NAV
Net assets	—	—	—	$284,036,599
Shares outstanding	—	—	—	73,428,732
Net asset value, offering price and redemption price per share	—	—	—	$3.87
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — August 31, 2019

Assets	Small Company Value Fund	Strategic Equity Allocation Fund	U.S. Strategic Equity Allocation Fund
Unaffiliated investments, at value	$56,389,851	$7,249,415,026	$1,485,193,898
Affiliated investments, at value	5,555,811	80,031,817	4,141,717
Repurchase agreements, at value	—	45,764,000	11,815,000
Total investments, at value	61,945,662	7,375,210,843	1,501,150,615
Receivable for futures variation margin	—	431,314	—
Cash	—	2,119	3,139
Foreign currency, at value	—	1,447,881	—
Collateral held at broker for futures contracts	—	20,807,340	2,982,200
Dividends and interest receivable	43,663	18,371,292	2,512,679
Receivable for investments sold	216,206	—	—
Receivable for securities lending income	2,742	—	—
Other assets	5,578	176,754	21,853
Total assets	62,213,851	7,416,447,543	1,506,670,486
Liabilities
Payable for futures variation margin	—	—	207,675
Payable for investments purchased	—	157	—
Payable for fund shares repurchased	244,625	6,588,197	5,139,850
Payable upon return of securities loaned	5,553,021	80,037,084	4,143,845
Payable to affiliates
Accounting and legal services fees	3,614	444,339	93,181
Trustees' fees	33	4,078	866
Other liabilities and accrued expenses	48,429	542,355	130,380
Total liabilities	5,849,722	87,616,210	9,715,797
Net assets	$56,364,129	$7,328,831,333	$1,496,954,689
Net assets consist of
Paid-in capital	$(27,801,092)	$7,002,997,829	$1,356,420,681
Total distributable earnings (loss)	84,165,221	325,833,504	140,534,008
Net assets	$56,364,129	$7,328,831,333	$1,496,954,689
Unaffiliated investments, including repurchase agreements, at cost	$35,637,317	$7,005,727,020	$1,418,571,437
Affiliated investments, at cost	$5,555,395	$80,021,742	$4,141,407
Foreign currency, at cost	—	$1,449,861	—
Securities loaned, at value	$5,416,241	$77,473,921	$4,035,856
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$56,364,129	—	—
Shares outstanding	2,256,580	—	—
Net asset value, offering price and redemption price per share	$24.98	—	—
Class NAV
Net assets	—	$7,328,831,333	$1,496,954,689
Shares outstanding	—	657,932,630	151,820,621
Net asset value, offering price and redemption price per share	—	$11.14	$9.86
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the year ended August 31, 2019

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Health Sciences Fund	International Growth Stock Fund
Dividends	$13,468,166	$19,184,589	$2,458,598	$8,731,647
Interest	185,764	21,240,764	48,212	9,089
Securities lending	118,666	259,842	—	—
Less foreign taxes withheld	(155,756)	(51,663)	(51,110)	(706,161)
Total investment income	13,616,840	40,633,532	2,455,700	8,034,575
Expenses
Investment management fees	12,549,268	13,377,060	2,913,419	3,163,837
Distribution and service fees	305,608	—	—	—
Accounting and legal services fees	315,347	292,868	50,178	68,975
Trustees' fees	34,371	32,049	5,439	10,116
Custodian fees	200,226	163,683	35,812	159,931
Printing and postage	14,356	14,327	13,892	13,879
Professional fees	79,532	85,736	58,992	65,777
Other	83,183	57,163	22,017	33,740
Total expenses	13,581,891	14,022,886	3,099,749	3,516,255
Less expense reductions	(132,735)	(662,756)	(170,158)	(29,746)
Net expenses	13,449,156	13,360,130	2,929,591	3,486,509
Net investment income (loss)	167,684	27,273,402	(473,891)	4,548,066
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	161,867,836	147,024,969	11,280,327	125,840,498
Affiliated investments	11,986	(2,529)	—	—
Written options	—	6,165,225	—	—
	161,879,822	153,187,665	11,280,327	125,840,498
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(150,942,361)	(26,449,999)	(23,699,008)	(136,175,603)
Affiliated investments	(2,723)	(491)	—	—
Written options	—	(1,779,613)	—	—
	(150,945,084)	(28,230,103)	(23,699,008)	(136,175,603)
Net realized and unrealized gain (loss)	10,934,738	124,957,562	(12,418,681)	(10,335,105)
Increase (decrease) in net assets from operations	$11,102,422	$152,230,964	$(12,892,572)	$(5,787,039)
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the year ended August 31, 2019

Investment income	International Small Cap Fund	International Strategic Equity Allocation Fund	International Value Fund	Mid Cap Stock Fund
Dividends	$5,810,745	$57,224,791	$15,241,369	$4,392,898
Interest	473,825	2,842,124	315,774	1,394,596
Securities lending	564,772	591,208	129,370	164,768
Less foreign taxes withheld	(716,772)	(5,196,002)	(1,181,214)	(41,193)
Total investment income	6,132,570	55,462,121	14,505,299	5,911,069
Expenses
Investment management fees	3,301,588	10,480,873	5,123,246	13,171,323
Distribution and service fees	31,605	—	73,248	212,145
Accounting and legal services fees	58,437	303,792	111,830	281,317
Trustees' fees	9,049	32,991	18,012	29,892
Custodian fees	143,917	586,145	242,812	159,476
Printing and postage	13,742	15,495	14,006	13,260
Professional fees	57,219	117,911	66,134	90,776
Other	28,484	60,270	39,351	62,692
Total expenses	3,644,041	11,597,477	5,688,639	14,020,881
Less expense reductions	(25,065)	(2,197,765)	(48,497)	(118,745)
Net expenses	3,618,976	9,399,712	5,640,142	13,902,136
Net investment income (loss)	2,513,594	46,062,409	8,865,157	(7,991,067)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	59,486,195	(83,458,481)	27,993,119	155,992,524
Affiliated investments	5,515	6,278	1,898	29,672
Futures contracts	—	(923,407)	—	—
	59,491,710	(84,375,610)	27,995,017	156,022,196
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(96,070,142)	(33,558,829)	(105,118,007)	(70,247,883)
Affiliated investments	(4,128)	(10,811)	(2,702)	(21,240)
Futures contracts	—	531,019	—	—
	(96,074,270)	(33,038,621)	(105,120,709)	(70,269,123)
Net realized and unrealized gain (loss)	(36,582,560)	(117,414,231)	(77,125,692)	85,753,073
Increase (decrease) in net assets from operations	$(34,068,966)	$(71,351,822)	$(68,260,535)	$77,762,006
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the year ended August 31, 2019

Investment income	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Conservative Portfolio
Dividends	$29,582,733	$2,292,022	$16,653,658	$4,869,810
Interest	2,163,696	3,456	14,954	5,529
Securities lending	136,712	7,582	445,127	134,040
Income distributions received from affiliated investments	—	3,856,473	6,394,439	371,375
Less foreign taxes withheld	(366,571)	—	—	—
Total investment income	31,516,570	6,159,533	23,508,178	5,380,754
Expenses
Investment management fees	12,377,162	624,592	2,738,465	720,668
Distribution and service fees	—	160,842	433,482	82,345
Accounting and legal services fees	233,199	58,840	157,903	29,942
Transfer agent fees	—	439	651	20
Trustees' fees	25,561	6,277	17,059	3,241
Custodian fees	127,150	16,296	16,296	16,296
State registration fees	—	4,332	4,476	3,288
Printing and postage	14,307	16,897	17,439	16,734
Professional fees	77,627	25,479	36,449	22,272
Other	42,576	15,045	27,085	12,557
Total expenses	12,897,582	929,039	3,449,305	907,363
Less expense reductions	(684,505)	—	—	(19,778)
Net expenses	12,213,077	929,039	3,449,305	887,585
Net investment income	19,303,493	5,230,494	20,058,873	4,493,169
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	9,679,151	(4,784)	(603,129)	(183,913)
Affiliated investments	9,462	(5,851,608)	(14,988,833)	(1,385,927)
Capital gain distributions received from affiliated investments	—	26,275,134	43,566,949	2,530,274
	9,688,613	20,418,742	27,974,987	960,434
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(153,076,976)	(407,120)	20,806,775	7,862,296
Affiliated investments	(13,847)	(27,659,551)	(38,709,200)	(1,671,438)
	(153,090,823)	(28,066,671)	(17,902,425)	6,190,858
Net realized and unrealized gain (loss)	(143,402,210)	(7,647,929)	10,072,562	7,151,292
Increase (decrease) in net assets from operations	$(124,098,717)	$(2,417,435)	$30,131,435	$11,644,461
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the year ended August 31, 2019

Investment income	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio	Real Estate Securities Fund	Science & Technology Fund
Dividends	$10,278,529	$6,071,130	$12,233,329	$1,438,792
Interest	10,968	5,705	33,264	301,851
Securities lending	205,557	170,236	—	61,583
Income distributions received from affiliated investments	7,355,349	1,169,673	—	—
Less foreign taxes withheld	—	—	—	(55,929)
Total investment income	17,850,403	7,416,744	12,266,593	1,746,297
Expenses
Investment management fees	1,973,084	917,984	2,816,302	2,570,829
Distribution and service fees	386,072	121,982	201,164	—
Accounting and legal services fees	140,779	44,420	71,917	44,270
Transfer agent fees	690	126	—	—
Trustees' fees	14,931	4,779	7,692	4,563
Custodian fees	16,296	16,296	41,949	50,763
State registration fees	4,477	4,474	—	—
Printing and postage	17,329	16,816	13,900	13,818
Professional fees	34,492	23,887	57,771	62,424
Other	22,607	13,832	28,704	22,684
Total expenses	2,610,757	1,164,596	3,239,399	2,769,351
Less expense reductions	—	—	(30,159)	(114,584)
Net expenses	2,610,757	1,164,596	3,209,240	2,654,767
Net investment income (loss)	15,239,646	6,252,148	9,057,353	(908,470)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,494,872)	(372,544)	20,387,808	19,963,516
Affiliated investments	(8,723,558)	(3,022,753)	—	1,509
Capital gain distributions received from affiliated investments	50,113,872	7,969,286	—	—
	39,895,442	4,573,989	20,387,808	19,965,025
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	10,948,316	9,652,616	34,474,373	(10,987,830)
Affiliated investments	(54,172,399)	(6,875,471)	—	(881)
	(43,224,083)	2,777,145	34,474,373	(10,988,711)
Net realized and unrealized gain (loss)	(3,328,641)	7,351,134	54,862,181	8,976,314
Increase in net assets from operations	$11,911,005	$13,603,282	$63,919,534	$8,067,844
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the year ended August 31, 2019

Investment income	Small Company Value Fund	Strategic Equity Allocation Fund	U.S. Strategic Equity Allocation Fund
Dividends	$2,871,024	$197,594,750	$33,259,081
Interest	82,028	4,347,974	772,301
Securities lending	98,244	1,240,277	87,389
Less foreign taxes withheld	(3,516)	(9,458,495)	(1,771)
Total investment income	3,047,780	193,724,506	34,117,000
Expenses
Investment management fees	1,700,404	45,404,569	9,672,770
Distribution and service fees	32,976	—	—
Accounting and legal services fees	28,436	1,312,785	276,886
Trustees' fees	4,493	141,261	30,893
Custodian fees	15,817	1,254,154	169,860
Printing and postage	13,881	16,268	15,007
Professional fees	43,082	229,856	99,716
Other	18,834	173,363	53,547
Total expenses	1,857,923	48,532,256	10,318,679
Less expense reductions	(99,831)	(9,520,908)	(2,028,237)
Net expenses	1,758,092	39,011,348	8,290,442
Net investment income	1,289,688	154,713,158	25,826,558
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	69,395,087	105,602,571	103,491,830
Affiliated investments	440	14,131	4,877
Futures contracts	—	(6,996,287)	294,577
Forward foreign currency contracts	—	4,031,266	—
	69,395,527	102,651,681	103,791,284
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(99,768,000)	(379,852,435)	(132,997,141)
Affiliated investments	(2,106)	(9,501)	(4,428)
Futures contracts	—	(2,085,278)	(1,681,288)
Forward foreign currency contracts	—	(1,180,872)	—
	(99,770,106)	(383,128,086)	(134,682,857)
Net realized and unrealized gain (loss)	(30,374,579)	(280,476,405)	(30,891,573)
Decrease in net assets from operations	$(29,084,891)	$(125,763,247)	$(5,065,015)
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Capital Appreciation Fund		Capital Appreciation Value Fund		Health Sciences Fund
Increase (decrease) in net assets	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
From operations
Net investment income (loss)	$167,684	$2,429,398	$27,273,402	$42,148,899	$(473,891)	$(934,087)
Net realized gain	161,879,822	325,251,056	153,187,665	151,610,447	11,280,327	17,778,722
Change in net unrealized appreciation (depreciation)	(150,945,084)	101,107,960	(28,230,103)	8,478,268	(23,699,008)	47,102,203
Increase (decrease) in net assets resulting from operations	11,102,422	428,788,414	152,230,964	202,237,614	(12,892,572)	63,946,838
Distributions to shareholders
From net investment income and net realized gain
Class 1	(94,592,357)	—	—	—	—	—
Class NAV	(183,726,482)	—	(198,551,204)	—	(16,432,088)	—
From net investment income
Class 1	—	(413,971)	—	—	—	—
Class NAV	—	(1,309,672)	—	(25,903,482)	—	—
From net realized gain
Class 1	—	(122,735,798)	—	—	—	—
Class NAV	—	(235,231,678)	—	(167,496,641)	—	(53,030,597)
Total distributions	(278,318,839)	(359,691,119)	(198,551,204)	(193,400,123)	(16,432,088)	(53,030,597)
From fund share transactions
From fund share transactions	188,522,934	(58,038,624)	(131,905,276)	(103,988,750)	(8,101,801)	(21,862,280)
Total increase (decrease)	(78,693,483)	11,058,671	(178,225,516)	(95,151,259)	(37,426,461)	(10,946,039)
Net assets
Beginning of year	1,815,507,868	1,804,449,197	1,785,263,931	1,880,415,190	309,438,917	320,384,956
End of year	$1,736,814,385	$1,815,507,868	$1,607,038,415	$1,785,263,931	$272,012,456	$309,438,917
Undistributed net investment income (loss)	(a)	$2,405,261	(a)	$33,697,652	(a)	$(940,104)

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	International Growth Stock Fund		International Small Cap Fund		International Strategic Equity Allocation Fund
Increase (decrease) in net assets	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
From operations
Net investment income	$4,548,066	$12,209,062	$2,513,594	$7,992,967	$46,062,409	$42,620,485
Net realized gain (loss)	125,840,498	26,087,754	59,491,710	68,749,166	(84,375,610)	253,981,585
Change in net unrealized appreciation (depreciation)	(136,175,603)	(37,439,447)	(96,074,270)	(53,993,167)	(33,038,621)	(249,661,388)
Increase (decrease) in net assets resulting from operations	(5,787,039)	857,369	(34,068,966)	22,748,966	(71,351,822)	46,940,682
Distributions to shareholders
From net investment income and net realized gain
Class 1	—	—	(9,482,159)	—	—	—
Class NAV	(18,878,775)	—	(69,934,814)	—	(260,793,663)	—
From net investment income
Class 1	—	—	—	(987,038)	—	—
Class NAV	—	(20,790,426)	—	(6,306,166)	—	(48,834,637)
From net realized gain
Class NAV	—	—	—	—	—	(86,313,353)
Total distributions	(18,878,775)	(20,790,426)	(79,416,973)	(7,293,204)	(260,793,663)	(135,147,990)
From fund share transactions
From fund share transactions	(681,298,119)	(36,175,182)	(333,826,920)	(66,075,100)	133,266,961	(128,083,063)
Total decrease	(705,963,933)	(56,108,239)	(447,312,859)	(50,619,338)	(198,878,524)	(216,290,371)
Net assets
Beginning of year	764,611,266	820,719,505	567,080,482	617,699,820	1,832,499,112	2,048,789,483
End of year	$58,647,333	$764,611,266	$119,767,623	$567,080,482	$1,633,620,588	$1,832,499,112
Undistributed net investment income (loss)	(a)	$(1,126,957)	(a)	$6,754,165	(a)	$29,741,067

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	International Value Fund		Mid Cap Stock Fund		Mid Value Fund
Increase (decrease) in net assets	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
From operations
Net investment income (loss)	$8,865,157	$21,161,441	$(7,991,067)	$(6,424,896)	$19,303,493	$9,989,773
Net realized gain	27,995,017	46,734,684	156,022,196	253,971,622	9,688,613	70,708,813
Change in net unrealized appreciation (depreciation)	(105,120,709)	(62,602,688)	(70,269,123)	161,566,444	(153,090,823)	85,786,428
Increase (decrease) in net assets resulting from operations	(68,260,535)	5,293,437	77,762,006	409,113,170	(124,098,717)	166,485,014
Distributions to shareholders
From net investment income and net realized gain
Class 1	(3,239,198)	—	(64,739,364)	—	—	—
Class NAV	(19,064,587)	—	(185,441,862)	—	(101,535,887)	—
From net investment income
Class 1	—	(4,629,635)	—	—	—	—
Class NAV	—	(23,439,685)	—	—	—	(10,768,549)
From net realized gain
Class 1	—	—	—	(34,657,303)	—	—
Class NAV	—	—	—	(110,968,976)	—	(65,769,230)
Total distributions	(22,303,785)	(28,069,320)	(250,181,226)	(145,626,279)	(101,535,887)	(76,537,779)
From fund share transactions
From fund share transactions	(774,957,085)	(61,261,952)	34,142,711	(168,863,357)	16,774,061	124,964,945
Issued in reorganization	—	—	24,403,159	—	—	—
Fund share transactions	(774,957,085)	(61,261,952)	58,545,870	(168,863,357)	16,774,061	124,964,945
Total increase (decrease)	(865,521,405)	(84,037,835)	(113,873,350)	94,623,534	(208,860,543)	214,912,180
Net assets
Beginning of year	1,109,261,558	1,193,299,393	1,704,989,286	1,610,365,752	1,439,408,215	1,224,496,035
End of year	$243,740,153	$1,109,261,558	$1,591,115,936	$1,704,989,286	$1,230,547,672	$1,439,408,215
Undistributed net investment income (loss)	(a)	$16,969,042	(a)	—	(a)	$3,835,608

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Multi-Index Lifestyle Aggressive Portfolio		Multi-Index Lifestyle Balanced Portfolio		Multi-Index Lifestyle Conservative Portfolio
Increase (decrease) in net assets	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
From operations
Net investment income	$5,230,494	$4,487,519	$20,058,873	$16,869,695	$4,493,169	$3,608,330
Net realized gain	20,418,742	27,738,340	27,974,987	43,676,676	960,434	2,209,272
Change in net unrealized appreciation (depreciation)	(28,066,671)	1,421,642	(17,902,425)	(4,448,955)	6,190,858	(3,592,163)
Increase (decrease) in net assets resulting from operations	(2,417,435)	33,647,501	30,131,435	56,097,416	11,644,461	2,225,439
Distributions to shareholders
From net investment income and net realized gain
Class R6	(326,422)	—	(356,263)	—	(3,952)	—
Class 1	(31,418,938)	—	(61,891,267)	—	(6,753,201)	—
From net investment income
Class R6	—	(17,845)	—	(58,057)	—	(5,566)
Class 1	—	(4,498,431)	—	(15,979,737)	—	(3,400,395)
From net realized gain
Class R6	—	(44,294)	—	(66,696)	—	(2,984)
Class 1	—	(11,432,597)	—	(19,912,911)	—	(1,441,009)
Total distributions	(31,745,360)	(15,993,167)	(62,247,530)	(36,017,401)	(6,757,153)	(4,849,954)
From fund share transactions
From fund share transactions	45,895,143	64,991,064	59,371,272	130,805,550	22,980,029	28,803,225
Total increase	11,732,348	82,645,398	27,255,177	150,885,565	27,867,337	26,178,710
Net assets
Beginning of year	327,869,446	245,224,048	869,724,618	718,839,053	156,331,916	130,153,206
End of year	$339,601,794	$327,869,446	$896,979,795	$869,724,618	$184,199,253	$156,331,916
Undistributed net investment income (loss)	(a)	$172,848	(a)	$1,714,945	(a)	$582,803

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Multi-Index Lifestyle Growth Portfolio		Multi-Index Lifestyle Moderate Portfolio		Real Estate Securities Fund
Increase (decrease) in net assets	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
From operations
Net investment income	$15,239,646	$12,979,201	$6,252,148	$5,186,954	$9,057,353	$9,226,199
Net realized gain	39,895,442	51,401,062	4,573,989	7,371,485	20,387,808	10,043,526
Change in net unrealized appreciation (depreciation)	(43,224,083)	(61,953)	2,777,145	(3,142,313)	34,474,373	4,311,769
Increase in net assets resulting from operations	11,911,005	64,318,310	13,603,282	9,416,126	63,919,534	23,581,494
Distributions to shareholders
From net investment income and net realized gain
Class R6	(438,039)	—	(53,451)	—	—	—
Class 1	(63,603,024)	—	(13,629,279)	—	(16,428,402)	—
From net investment income
Class R6	—	(41,542)	—	(23,075)	—	—
Class 1	—	(11,993,755)	—	(4,871,069)	—	(5,992,330)
From net realized gain
Class R6	—	(77,719)	—	(17,239)	—	—
Class 1	—	(22,812,765)	—	(3,281,187)	—	(25,590,309)
Total distributions	(64,041,063)	(34,925,781)	(13,682,730)	(8,192,570)	(16,428,402)	(31,582,639)
From fund share transactions
From fund share transactions	120,071,681	120,365,726	22,829,438	40,647,557	(34,907,359)	(73,247,819)
Total increase (decrease)	67,941,623	149,758,255	22,749,990	41,871,113	12,583,773	(81,248,964)
Net assets
Beginning of year	761,337,628	611,579,373	240,413,634	198,542,521	420,905,761	502,154,725
End of year	$829,279,251	$761,337,628	$263,163,624	$240,413,634	$433,489,534	$420,905,761
Undistributed net investment income (loss)	(a)	$2,779,094	(a)	$762,929	(a)	$3,417,381

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Science & Technology Fund		Small Company Value Fund		Strategic Equity Allocation Fund
Increase (decrease) in net assets	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
From operations
Net investment income (loss)	$(908,470)	$(1,300,763)	$1,289,688	$914,271	$154,713,158	$125,840,749
Net realized gain	19,965,025	104,166,965	69,395,527	24,544,779	102,651,681	1,228,793,928
Change in net unrealized appreciation (depreciation)	(10,988,711)	(26,681,571)	(99,770,106)	27,175,005	(383,128,086)	(447,279,548)
Increase (decrease) in net assets resulting from operations	8,067,844	76,184,631	(29,084,891)	52,634,055	(125,763,247)	907,355,129
Distributions to shareholders
From net investment income and net realized gain
Class 1	—	—	(6,657,778)	—	—	—
Class NAV	(77,599,763)	—	(18,268,271) [1]	—	(1,038,737,526)	—
From net investment income
Class 1	—	—	—	(228,734)	—	—
Class NAV	—	—	—	(645,291)	—	(135,027,969)
From net realized gain
Class 1	—	—	—	(8,942,989)	—	—
Class NAV	—	(190,090,318)	—	(21,735,059)	—	(979,359,364)
Total distributions	(77,599,763)	(190,090,318)	(24,926,049)	(31,552,073)	(1,038,737,526)	(1,114,387,333)
From fund share transactions
From fund share transactions	101,198,431	10,937,127	(186,247,519)	23,806,626	803,092,859	260,826,547
Total increase (decrease)	31,666,512	(102,968,560)	(240,258,459)	44,888,608	(361,407,914)	53,794,343
Net assets
Beginning of year	252,370,087	355,338,647	296,622,588	251,733,980	7,690,239,247	7,636,444,904
End of year	$284,036,599	$252,370,087	$56,364,129	$296,622,588	$7,328,831,333	$7,690,239,247
Undistributed net investment income (loss)	(a)	$(18,339)	(a)	$279,967	(a)	$83,064,081

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
1	Class NAV shares were liquidated on March 13, 2019.
	U.S. Strategic Equity Allocation Fund
Increase (decrease) in net assets	Year ended 8-31-19	Year ended 8-31-18
From operations
Net investment income	$25,826,558	$23,637,552
Net realized gain	103,791,284	321,382,527
Change in net unrealized appreciation (depreciation)	(134,682,857)	6,960,111
Increase (decrease) in net assets resulting from operations	(5,065,015)	351,980,190
Distributions to shareholders
From net investment income and net realized gain
Class NAV	(347,530,083)	—
From net investment income
Class NAV	—	(25,755,420)
From net realized gain
Class NAV	—	(87,315,949)
Total distributions	(347,530,083)	(113,071,369)
From fund share transactions
From fund share transactions	135,353,560	(479,911,077)
Total decrease	(217,241,538)	(241,002,256)
Net assets
Beginning of year	1,714,196,227	1,955,198,483
End of year	$1,496,954,689	$1,714,196,227
Undistributed net investment income (loss)	(a)	$14,725,890

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
Class 1
08-31-2019	18.80	— [3]	(0.46)	(0.46)	(0.02)	(2.66)	(2.68)	15.66	0.84	0.80	0.79	(0.03)	584	50
08-31-2018	18.56	0.02	4.25	4.27	(0.01)	(4.02)	(4.03)	18.80	26.71	0.79	0.78	0.11	687	39
08-31-2017	16.60	0.01	3.89	3.90	(0.01)	(1.93)	(1.94)	18.56	26.53	0.79	0.78	0.07	582	45
08-31-2016	18.12	0.01	0.83	0.84	— [3]	(2.36)	(2.36)	16.60	4.41	0.79	0.78	0.05	551	32
08-31-2015	18.30	— [3]	1.22	1.22	—	(1.40)	(1.40)	18.12	7.01	0.78	0.77	0.01	588	33
Class NAV
08-31-2019	18.85	— [3]	(0.45)	(0.45)	(0.03)	(2.66)	(2.69)	15.71	0.89	0.75	0.74	0.03	1,153	50
08-31-2018	18.60	0.03	4.26	4.29	(0.02)	(4.02)	(4.04)	18.85	26.76	0.74	0.73	0.15	1,128	39
08-31-2017	16.63	0.02	3.90	3.92	(0.02)	(1.93)	(1.95)	18.60	26.62	0.74	0.73	0.11	1,222	45
08-31-2016	18.15	0.02	0.83	0.85	(0.01)	(2.36)	(2.37)	16.63	4.45	0.74	0.73	0.10	1,413	32
08-31-2015	18.32	0.01	1.22	1.23	—	(1.40)	(1.40)	18.15	7.06	0.73	0.72	0.06	1,519	33
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
Capital Appreciation Value Fund
Class NAV
08-31-2019	12.27	0.19	0.76	0.95	(0.33)	(1.14)	(1.47)	11.75	10.07	0.85	0.81	1.66	1,607	63
08-31-2018	12.26	0.27	1.06	1.33	(0.18)	(1.14)	(1.32)	12.27	11.61	0.85	0.81	2.28	1,785	78
08-31-2017	11.62	0.18	1.06	1.24	(0.20)	(0.40)	(0.60)	12.26	11.26	0.85	0.81	1.51	1,880	61
08-31-2016	11.86	0.16	1.03	1.19	(0.18)	(1.25)	(1.43)	11.62	10.94	0.85	0.81	1.39	2,101	64
08-31-2015	12.70	0.14	0.59	0.73	(0.17)	(1.40)	(1.57)	11.86	5.90	0.84	0.80	1.22	2,000	90
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Health Sciences Fund
Class NAV
08-31-2019	5.10	(0.01)	(0.28)	(0.29)	—	(0.28)	(0.28)	4.53	(4.87)	1.11	1.05	(0.17)	272	42
08-31-2018	5.01	(0.01)	0.95	0.94	—	(0.85)	(0.85)	5.10	22.04	1.10	1.04	(0.30)	309	46
08-31-2017	5.59	(0.01)	0.74	0.73	—	(1.31)	(1.31)	5.01	18.48	1.14	1.07	(0.27)	320	131
08-31-2016	18.69	(0.03)	(0.64)	(0.67)	(0.02)	(12.41)	(12.43)	5.59	(8.77)	1.10	1.04	(0.32)	216	46
08-31-2015	20.26	0.01	4.41	4.42	—	(5.99)	(5.99)	18.69	26.42	0.99	0.94	0.06	368	44
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
International Growth Stock Fund
Class NAV
08-31-2019	13.45	0.15	0.46	0.61	(0.21)	(0.24)	(0.45)	13.61	5.16	0.90	0.89	1.17	59	31
08-31-2018	13.83	0.21	(0.23)	(0.02)	(0.36)	—	(0.36)	13.45	(0.17)	0.86	0.85	1.51	765	41
08-31-2017	12.53	0.19	1.29	1.48	(0.18)	—	(0.18)	13.83	12.02	0.85	0.84	1.50	821	37
08-31-2016	12.31	0.19	0.40	0.59	(0.16)	(0.21)	(0.37)	12.53	4.80	0.85	0.85	1.59	780	23
08-31-2015	14.25	0.20	(1.51)	(1.31)	(0.25)	(0.38)	(0.63)	12.31	(9.39)	0.88	0.87	1.49	751	22
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
International Small Cap Fund
Class 1
08-31-2019	21.69	0.21	(2.20)	(1.99)	(0.31)	(2.65)	(2.96)	16.74	(7.94)	1.14	1.13	1.23	57	58
08-31-2018	21.25	0.29	0.40	0.69	(0.25)	—	(0.25)	21.69	3.24	1.09	1.08	1.28	75	30
08-31-2017	17.74	0.25	3.53	3.78	(0.27)	—	(0.27)	21.25	21.75	1.10	1.09	1.36	88	20
08-31-2016	18.03	0.24	(0.36)	(0.12)	(0.17)	—	(0.17)	17.74	(0.69)	1.06 [3]	1.05 [3]	1.30	78	42
08-31-2015	19.47	0.21	(1.55)	(1.34)	(0.10)	—	(0.10)	18.03	(6.89)	1.09	1.09	1.14	98	29
Class NAV
08-31-2019	21.68	0.12	(2.10)	(1.98)	(0.32)	(2.65)	(2.97)	16.73	(7.89)	1.09	1.08	0.65	63	58
08-31-2018	21.25	0.30	0.39	0.69	(0.26)	—	(0.26)	21.68	3.23	1.04	1.03	1.31	492	30
08-31-2017	17.74	0.26	3.53	3.79	(0.28)	—	(0.28)	21.25	21.82	1.05	1.04	1.39	530	20
08-31-2016	18.03	0.25	(0.36)	(0.11)	(0.18)	—	(0.18)	17.74	(0.64)	1.01 [3]	1.00 [3]	1.39	536	42
08-31-2015	19.46	0.23	(1.55)	(1.32)	(0.11)	—	(0.11)	18.03	(6.79)	1.04	1.04	1.24	696	29
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Strategic Equity Allocation Fund
Class NAV
08-31-2019	11.21	0.26	(0.85)	(0.59)	(0.26)	(1.35)	(1.61)	9.01	(3.97)	0.69	0.56	2.74	1,634	57
08-31-2018	11.78	0.25	(0.01)	0.24	(0.29)	(0.52)	(0.81)	11.21	1.81	0.68	0.55	2.15	1,832	94
08-31-2017 [3]	10.00	0.23	1.59	1.82	(0.03)	(0.01)	(0.04)	11.78	18.26 [4]	0.69 [5]	0.56 [5]	2.43 [5]	2,049	112
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 10-17-16 (commencement of operations) to 8-31-17. 4. Not annualized. 5. Annualized.
International Value Fund
Class 1
08-31-2019	16.45	0.35	(2.44)	(2.09)	(0.33)	—	(0.33)	14.03	(12.73)	0.93	0.92	2.32	126	36
08-31-2018	16.82	0.29	(0.27)	0.02	(0.39)	—	(0.39)	16.45	0.06	0.91	0.90	1.72	169	29
08-31-2017	14.80	0.29	2.09	2.38	(0.36)	—	(0.36)	16.82	16.35	0.91	0.90	1.85	206	31
08-31-2016	14.53	0.29	0.25	0.54	(0.27)	—	(0.27)	14.80	3.86	0.90	0.90	2.06	186	24
08-31-2015	18.11	0.26	(3.42)	(3.16)	(0.42)	—	(0.42)	14.53	(17.54)	0.93	0.92	1.62	205	32
Class NAV
08-31-2019	16.41	0.17	(2.25)	(2.08)	(0.34)	—	(0.34)	13.99	(12.71)	0.88	0.87	1.11	118	36
08-31-2018	16.77	0.31	(0.27)	0.04	(0.40)	—	(0.40)	16.41	0.17	0.86	0.85	1.81	940	29
08-31-2017	14.76	0.29	2.08	2.37	(0.36)	—	(0.36)	16.77	16.38	0.86	0.85	1.85	987	31
08-31-2016	14.49	0.28	0.27	0.55	(0.28)	—	(0.28)	14.76	3.93	0.85	0.85	2.06	1,347	24
08-31-2015	18.07	0.27	(3.42)	(3.15)	(0.43)	—	(0.43)	14.49	(17.55)	0.88	0.87	1.69	1,569	32
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Mid Cap Stock Fund
Class 1
08-31-2019	25.90	(0.12)	0.28	0.16	—	(3.82)	(3.82)	22.24	5.71	0.92	0.92	(0.54)	438	61 [3]
08-31-2018	22.14	(0.10)	6.01	5.91	—	(2.15)	(2.15)	25.90	28.68	0.92	0.91	(0.44)	447	67
08-31-2017	18.86	(0.03)	3.40	3.37	—	(0.09)	(0.09)	22.14	17.86	0.92	0.91	(0.16)	365	89
08-31-2016	20.57	(0.04)	0.61	0.57	—	(2.28)	(2.28)	18.86	3.02	0.92	0.91	(0.23)	340	79
08-31-2015	22.57	(0.06)	1.03	0.97	—	(2.97)	(2.97)	20.57	4.81	0.91	0.91	(0.29)	366	79
Class NAV
08-31-2019	26.16	(0.11)	0.29	0.18	—	(3.82)	(3.82)	22.52	5.74	0.87	0.87	(0.49)	1,153	61 [3]
08-31-2018	22.33	(0.09)	6.07	5.98	—	(2.15)	(2.15)	26.16	28.75	0.87	0.86	(0.39)	1,258	67
08-31-2017	19.01	(0.02)	3.43	3.41	—	(0.09)	(0.09)	22.33	17.99	0.87	0.86	(0.12)	1,245	89
08-31-2016	20.71	(0.03)	0.61	0.58	—	(2.28)	(2.28)	19.01	3.06	0.87	0.86	(0.18)	1,147	79
08-31-2015	22.69	(0.05)	1.04	0.99	—	(2.97)	(2.97)	20.71	4.83	0.86	0.86	(0.24)	1,195	79
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Excludes merger activity.
Mid Value Fund
Class NAV
08-31-2019	17.08	0.22	(1.81)	(1.59)	(0.15)	(1.07)	(1.22)	14.27	(8.82)	0.99	0.94	1.48	1,231	42
08-31-2018	16.00	0.12	1.90	2.02	(0.13)	(0.81)	(0.94)	17.08	12.96	0.99	0.94	0.72	1,439	39
08-31-2017	15.88	0.16	1.52	1.68	(0.14)	(1.42)	(1.56)	16.00	10.83	0.99	0.94	0.98	1,224	55
08-31-2016	15.45	0.17	1.94	2.11	(0.20)	(1.48)	(1.68)	15.88	15.18	0.99	0.93	1.17	922	56
08-31-2015	18.20	0.15	(0.72)	(0.57)	(0.14)	(2.04)	(2.18)	15.45	(3.55)	1.03	0.97	0.88	957	47
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Aggressive Portfolio
Class R6
08-31-2019	13.12	0.19 [3]	(0.50)	(0.31)	(0.20)	(1.04)	(1.24)	11.57	(0.88)	0.25 [4]	0.25 [4]	1.62 [3]	4	14
08-31-2018	12.31	0.12 [3]	1.42	1.54	(0.21)	(0.52)	(0.73)	13.12	12.73	0.26 [4]	0.25 [4]	0.93 [3]	4	15
08-31-2017	10.94	0.18 [3]	1.54	1.72	(0.19)	(0.16)	(0.35)	12.31	16.07	0.27 [4]	0.25 [4]	1.57 [3]	— [5]	13
08-31-2016	10.19	0.16 [3]	0.78	0.94	(0.15)	(0.04)	(0.19)	10.94	9.34	0.32 [4]	0.26 [4]	1.44 [3]	— [5]	14
08-31-2015	10.77	0.21 [3]	(0.63)	(0.42)	(0.14)	(0.02)	(0.16)	10.19	(3.97)	0.59 [4]	0.28 [4]	1.93 [3]	— [5]	14
Class 1
08-31-2019	13.12	0.19 [3]	(0.51)	(0.32)	(0.20)	(1.04)	(1.24)	11.56	(1.01)	0.29 [4]	0.29 [4]	1.61 [3]	336	14
08-31-2018	12.31	0.19 [3]	1.34	1.53	(0.20)	(0.52)	(0.72)	13.12	12.69	0.29 [4]	0.29 [4]	1.52 [3]	324	15
08-31-2017	10.94	0.16 [3]	1.55	1.71	(0.18)	(0.16)	(0.34)	12.31	16.04	0.31 [4]	0.29 [4]	1.37 [3]	245	13
08-31-2016	10.19	0.13 [3]	0.81	0.94	(0.15)	(0.04)	(0.19)	10.94	9.30	0.35 [4]	0.29 [4]	1.42 [3]	105	14
08-31-2015	10.77	0.10 [3]	(0.51)	(0.41)	(0.15)	(0.02)	(0.17)	10.19	(3.93)	0.57 [4]	0.30 [4]	0.97 [3]	45	14
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $500,000.
Multi-Index Lifestyle Balanced Portfolio
Class R6
08-31-2019	11.79	0.26 [3]	0.03	0.29	(0.26)	(0.56)	(0.82)	11.26	3.26	0.36 [4]	0.36 [4]	2.32 [3]	6	21
08-31-2018	11.48	0.21 [3]	0.63	0.84	(0.24)	(0.29)	(0.53)	11.79	7.38	0.36 [4]	0.36 [4]	1.86 [3]	5	17
08-31-2017	10.78	0.23 [3]	0.80	1.03	(0.23)	(0.10)	(0.33)	11.48	9.79	0.36 [4]	0.36 [4]	2.14 [3]	— [5]	22
08-31-2016	10.17	0.26 [3]	0.59	0.85	(0.22)	(0.02)	(0.24)	10.78	8.49	0.37 [4]	0.37 [4]	2.38 [3]	— [5]	11
08-31-2015	10.64	0.21 [3]	(0.49)	(0.28)	(0.18)	(0.01)	(0.19)	10.17	(2.69)	0.57 [4]	0.40 [4]	2.02 [3]	— [5]	18
Class 1
08-31-2019	11.78	0.25 [3]	0.05	0.30	(0.26)	(0.56)	(0.82)	11.26	3.31	0.40 [4]	0.40 [4]	2.30 [3]	891	21
08-31-2018	11.48	0.24 [3]	0.58	0.82	(0.23)	(0.29)	(0.52)	11.78	7.25	0.40 [4]	0.40 [4]	2.06 [3]	865	17
08-31-2017	10.78	0.21 [3]	0.81	1.02	(0.22)	(0.10)	(0.32)	11.48	9.75	0.40 [4]	0.40 [4]	1.90 [3]	719	22
08-31-2016	10.17	0.20 [3]	0.64	0.84	(0.21)	(0.02)	(0.23)	10.78	8.44	0.41 [4]	0.41 [4]	2.09 [3]	350	11
08-31-2015	10.64	0.17 [3]	(0.45)	(0.28)	(0.18)	(0.01)	(0.19)	10.17	(2.67)	0.50 [4]	0.41 [4]	1.58 [3]	141	18
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $500,000.
Multi-Index Lifestyle Conservative Portfolio
Class R6
08-31-2019	10.57	0.24 [3]	0.47	0.71	(0.28)	(0.16)	(0.44)	10.84	7.09	0.51 [4]	0.50 [4]	2.35 [3]	— [5]	21
08-31-2018	10.75	0.28 [3]	(0.11)	0.17	(0.25)	(0.10)	(0.35)	10.57	1.61	0.53 [4]	0.50 [4]	2.62 [3]	— [5]	24
08-31-2017	10.65	0.24 [3]	0.17	0.41	(0.24)	(0.07)	(0.31)	10.75	3.95	0.55 [4]	0.50 [4]	2.32 [3]	— [5]	36
08-31-2016	10.13	0.30 [3]	0.47	0.77	(0.24)	(0.01)	(0.25)	10.65	7.71	0.60 [4]	0.50 [4]	2.72 [3]	— [5]	21
08-31-2015	10.49	0.22 [3]	(0.38)	(0.16)	(0.19)	(0.01)	(0.20)	10.13	(1.57)	1.08 [4]	0.52 [4]	2.12 [3]	— [5]	18
Class 1
08-31-2019	10.56	0.28 [3]	0.43	0.71	(0.28)	(0.16)	(0.44)	10.83	7.05	0.55 [4]	0.54 [4]	2.73 [3]	184	21
08-31-2018	10.74	0.25 [3]	(0.09)	0.16	(0.24)	(0.10)	(0.34)	10.56	1.57	0.57 [4]	0.54 [4]	2.41 [3]	156	24
08-31-2017	10.65	0.23 [3]	0.16	0.39	(0.23)	(0.07)	(0.30)	10.74	3.82	0.59 [4]	0.54 [4]	2.19 [3]	130	36
08-31-2016	10.13	0.22 [3]	0.54	0.76	(0.23)	(0.01)	(0.24)	10.65	7.68	0.63 [4]	0.53 [4]	2.43 [3]	74	21
08-31-2015	10.49	0.22 [3]	(0.38)	(0.16)	(0.19)	(0.01)	(0.20)	10.13	(1.56)	1.07 [4]	0.53 [4]	2.12 [3]	29	18
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $500,000.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Growth Portfolio
Class R6
08-31-2019	12.56	0.23 [3]	(0.21)	0.02	(0.23)	(0.79)	(1.02)	11.56	1.30	0.30 [4]	0.30 [4]	1.99 [3]	6	13
08-31-2018	12.02	0.17 [3]	1.00	1.17	(0.22)	(0.41)	(0.63)	12.56	9.85	0.30 [4]	0.30 [4]	1.44 [3]	5	16
08-31-2017	10.97	0.22 [3]	1.15	1.37	(0.20)	(0.12)	(0.32)	12.02	12.82	0.31 [4]	0.31 [4]	1.90 [3]	1	15
08-31-2016	10.25	0.22 [3]	0.69	0.91	(0.16)	(0.03)	(0.19)	10.97	8.95	0.32 [4]	0.32 [4]	2.01 [3]	1	11
08-31-2015	10.71	0.09 [3]	(0.41)	(0.32)	(0.13)	(0.01)	(0.14)	10.25	(3.04)	0.44 [4]	0.32 [4]	0.84 [3]	1	11
Class 1
08-31-2019	12.54	0.22 [3]	(0.20)	0.02	(0.23)	(0.79)	(1.02)	11.54	1.27	0.34 [4]	0.34 [4]	1.96 [3]	823	13
08-31-2018	12.01	0.22 [3]	0.93	1.15	(0.21)	(0.41)	(0.62)	12.54	9.75	0.34 [4]	0.34 [4]	1.83 [3]	756	16
08-31-2017	10.96	0.19 [3]	1.18	1.37	(0.20)	(0.12)	(0.32)	12.01	12.78	0.34 [4]	0.34 [4]	1.67 [3]	611	15
08-31-2016	10.24	0.16 [3]	0.75	0.91	(0.16)	(0.03)	(0.19)	10.96	8.92	0.36 [4]	0.35 [4]	1.71 [3]	277	11
08-31-2015	10.71	0.13 [3]	(0.45)	(0.32)	(0.14)	(0.01)	(0.15)	10.24	(3.05)	0.46 [4]	0.35 [4]	1.19 [3]	116	11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Multi-Index Lifestyle Moderate Portfolio
Class R6
08-31-2019	11.15	0.28 [3]	0.28	0.56	(0.29)	(0.34)	(0.63)	11.08	5.58	0.44 [4]	0.44 [4]	2.56 [3]	1	21
08-31-2018	11.08	0.26 [3]	0.21	0.47	(0.24)	(0.16)	(0.40)	11.15	4.37	0.45 [4]	0.44 [4]	2.37 [3]	1	20
08-31-2017	10.67	0.25 [3]	0.45	0.70	(0.23)	(0.06)	(0.29)	11.08	6.75	0.47 [4]	0.44 [4]	2.30 [3]	1	24
08-31-2016	10.12	0.26 [3]	0.55	0.81	(0.24)	(0.02)	(0.26)	10.67	8.17	0.51 [4]	0.44 [4]	2.53 [3]	1	15
08-31-2015	10.55	0.22 [3]	(0.45)	(0.23)	(0.19)	(0.01)	(0.20)	10.12	(2.25)	0.88 [4]	0.45 [4]	2.14 [3]	1	16
Class 1
08-31-2019	11.14	0.27 [3]	0.29	0.56	(0.28)	(0.34)	(0.62)	11.08	5.64	0.48 [4]	0.48 [4]	2.55 [3]	262	21
08-31-2018	11.07	0.25 [3]	0.22	0.47	(0.24)	(0.16)	(0.40)	11.14	4.34	0.49 [4]	0.48 [4]	2.28 [3]	239	20
08-31-2017	10.67	0.23 [3]	0.46	0.69	(0.23)	(0.06)	(0.29)	11.07	6.61	0.50 [4]	0.47 [4]	2.10 [3]	198	24
08-31-2016	10.12	0.22 [3]	0.59	0.81	(0.24)	(0.02)	(0.26)	10.67	8.13	0.55 [4]	0.47 [4]	2.37 [3]	88	15
08-31-2015	10.54	0.21 [3]	(0.43)	(0.22)	(0.19)	(0.01)	(0.20)	10.12	(2.15)	0.81 [4]	0.47 [4]	1.99 [3]	43	16
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Real Estate Securities Fund
Class 1
08-31-2019	12.97	0.29	1.82	2.11	(0.26)	(0.27)	(0.53)	14.55	17.35	0.81	0.80	2.25	433	132
08-31-2018	13.12	0.26	0.49	0.75	(0.17)	(0.73)	(0.90)	12.97	6.20	0.81	0.80	2.11	421	158
08-31-2017	14.95	0.28	(0.52)	(0.24)	(0.50)	(1.09)	(1.59)	13.12	(0.86)	0.79	0.79	2.09	502	159
08-31-2016	13.39	0.45 [3]	2.79	3.24	(0.27)	(1.41)	(1.68)	14.95	25.93	0.79	0.78	3.20 [3]	665	141
08-31-2015	14.68	0.23	(0.15)	0.08	(0.25)	(1.12)	(1.37)	13.39	(0.30)	0.79	0.78	1.57	521	169
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.88%, respectively.
Science & Technology Fund
Class NAV
08-31-2019	5.99	(0.01)	(0.32)	(0.33)	—	(1.79)	(1.79)	3.87	3.19	1.10	1.06	(0.36)	284	110
08-31-2018	13.85	(0.03)	2.33	2.30	—	(10.16)	(10.16)	5.99	30.59	1.10	1.05	(0.47)	252	108
08-31-2017	11.75	(0.02)	3.17	3.15	(0.02)	(1.03)	(1.05)	13.85	29.39	1.07	1.03	(0.13)	355	93
08-31-2016	12.56	0.02	2.03	2.05	—	(2.86)	(2.86)	11.75	18.08	1.07	1.02	0.18	766	98
08-31-2015	14.54	(0.04)	0.06	0.02	—	(2.00)	(2.00)	12.56	(0.23)	1.05	1.01	(0.29)	829	113
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Small Company Value Fund
Class 1
08-31-2019	31.31	0.09	(3.68)	(3.59)	(0.17)	(2.57)	(2.74)	24.98	(10.16)	1.18	1.11	0.37	56	25
08-31-2018	29.04	0.09	5.65	5.74	(0.09)	(3.38)	(3.47)	31.31	20.90	1.15	1.09	0.29	80	31
08-31-2017	28.49	0.13	4.01	4.14	(0.23)	(3.36)	(3.59)	29.04	14.65	1.15	1.09	0.44	81	22
08-31-2016	32.83	0.23	3.68	3.91	(0.30)	(7.95)	(8.25)	28.49	15.69	1.14	1.08	0.82	84	29
08-31-2015	37.30	0.30	(1.53)	(1.23)	(0.23)	(3.01)	(3.24)	32.83	(3.69)	1.13	1.07	0.87	85	31
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Equity Allocation Fund
Class NAV
08-31-2019	13.46	0.24	(0.75)	(0.51)	(0.23)	(1.58)	(1.81)	11.14	(1.78)	0.67	0.54	2.12	7,329	80
08-31-2018	13.99	0.22	1.42	1.64	(0.26)	(1.91)	(2.17)	13.46	12.48	0.66	0.54	1.64	7,690	115
08-31-2017	13.14	0.24	1.85	2.09	(0.24)	(1.00)	(1.24)	13.99	17.12	0.66	0.53	1.78	7,636	67
08-31-2016	12.88	0.23	0.79	1.02	(0.21)	(0.55)	(0.76)	13.14	8.25	0.67	0.53	1.83	7,139	47
08-31-2015	13.96	0.23	(0.72)	(0.49)	(0.24)	(0.35)	(0.59)	12.88	(3.71)	0.66	0.53	1.67	6,118	32
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
U.S. Strategic Equity Allocation Fund
Class NAV
08-31-2019	13.13	0.17	(0.72)	(0.55)	(0.19)	(2.53)	(2.72)	9.86	(0.34)	0.66	0.53	1.66	1,497	92
08-31-2018	11.57	0.15	2.14	2.29	(0.17)	(0.56)	(0.73)	13.13	20.43	0.66	0.53	1.26	1,714	128
08-31-2017 [3]	10.00	0.15	1.46	1.61	(0.04)	—	(0.04)	11.57	16.08 [4]	0.66 [5]	0.53 [5]	1.45 [5]	1,955	119
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 9-26-16 (commencement of operations) to 8-31-17. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Notes to financial statements

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), nineteen of which are presented in this report.
Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio (collectively, the Multi-Index Lifestyle Portfolios) operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, or on the Securities and Exchange Commission (SEC) website at sec.gov.
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Effective September 20, 2019, U.S. Strategic Equity Allocation Fund changed its name to U.S. Sector Rotation Fund.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the funds' investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$258,970,543	$231,012,770	$27,957,773	—
Consumer discretionary	333,167,796	300,331,204	32,836,592	—
Consumer staples	86,265,265	86,265,265	—	—
Financials	38,083,627	38,083,627	—	—
Health care	188,272,281	188,272,281	—	—
Industrials	113,195,613	73,360,047	39,835,566	—
Information technology	672,805,834	650,033,849	22,771,985	—
Real estate	29,344,750	29,344,750	—	—
Securities lending collateral	25,457,039	25,457,039	—	—
Short-term investments	255,622	255,622	—	—
Total investments in securities	$1,745,818,370	$1,622,416,454	$123,401,916	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$58,744,493	$58,744,493	—	—
Consumer discretionary	84,024,544	84,024,544	—	—
Consumer staples	7,843,737	7,843,737	—	—
Energy	3,942,785	3,942,785	—	—
Financials	108,098,672	108,098,672	—	—
Health care	213,024,374	189,127,847	$23,896,527	—
Industrials	125,635,133	125,635,133	—	—
Information technology	273,127,548	273,127,548	—	—
Materials	2,765,498	2,765,498	—	—
Real estate	10,450,626	10,450,626	—	—
Utilities	115,517,079	115,517,079	—	—
Preferred securities
Financials	30,702,678	30,702,678	—	—
Health care	27,189,094	27,189,094	—	—
Industrials	3,796,472	—	3,796,472	—
Utilities	37,504,353	37,504,353	—	—
Corporate bonds	314,263,866	—	314,263,866	—
Term loans	76,770,917	—	76,770,917	—
Short-term investments	137,371,699	137,371,699	—	—
Total investments in securities	$1,630,773,568	$1,212,045,786	$418,727,782	—
Derivatives:
Liabilities
Written options	$(18,104,429)	—	$(18,104,429)	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$283,034	—	—	$283,034
Health care	266,040,161	$248,929,820	$16,647,538	462,803
Industrials	567,146	567,146	—	—
Preferred securities
Consumer discretionary	632,006	—	—	632,006
Health care	1,601,497	653,533	947,964	—

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Fund (continued)
Information technology	$367,131	—	—	$367,131
Short-term investments	2,224,525	$2,224,525	—	—
Total investments in securities	$271,715,500	$252,375,024	$17,595,502	$1,744,974

International Growth Stock Fund
Investments in securities:
Assets
Common stocks
Australia	$471,471	—	$471,471	—
Brazil	2,425,276	$2,425,276	—	—
Canada	5,747,288	5,747,288	—	—
China	4,230,611	2,777,978	1,452,633	—
Denmark	1,062,905	—	1,062,905	—
France	5,456,740	—	5,456,740	—
Germany	4,707,360	—	4,707,360	—
Hong Kong	913,175	—	913,175	—
Ireland	462,570	462,570	—	—
Italy	1,226,860	—	1,226,860	—
Japan	5,555,063	—	5,555,063	—
Mexico	1,093,671	1,093,671	—	—
Netherlands	2,728,236	—	2,728,236	—
Singapore	817,651	—	817,651	—
South Korea	1,497,902	—	1,497,902	—
Spain	859,873	—	859,873	—
Sweden	1,475,833	—	1,475,833	—
Switzerland	3,395,193	—	3,395,193	—
Taiwan	1,413,260	—	1,413,260	—
Turkey	461,009	—	461,009	—
United Kingdom	6,850,434	—	6,850,434	—
United States	3,101,752	3,101,752	—	—
Short-term investments	1,768,761	1,768,761	—	—
Total investments in securities	$57,722,894	$17,377,296	$40,345,598	—

International Small Cap Fund
Investments in securities:
Assets
Common stocks
Bahamas	$2,588,930	$2,588,930	—	—
Belgium	3,477,236	—	$3,477,236	—
Brazil	3,041,385	3,041,385	—	—
Canada	6,933,974	6,933,974	—	—
China	4,511,481	965,386	3,546,095	—
Denmark	1,348,131	—	1,348,131	—
Finland	2,742,721	—	2,742,721	—
France	1,077,110	—	1,077,110	—
Germany	4,473,439	—	4,473,439	—
Hong Kong	4,297,882	—	4,297,882	—
India	1,271,571	—	1,271,571	—
Indonesia	799,602	—	799,602	—
Italy	4,383,015	—	4,383,015	—
Japan	26,306,351	—	26,306,351	—
Luxembourg	2,274,402	—	2,274,402	—
Netherlands	6,479,028	—	6,479,028	—
Norway	68,037	—	68,037	—
Poland	513,249	—	513,249	—

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Cap Fund (continued)
Singapore	$546,928	—	—	$546,928
South Korea	1,760,940	—	$1,760,940	—
Spain	1,571,160	—	1,571,160	—
Sweden	5,888,151	—	5,888,151	—
Switzerland	4,081,770	$930,502	3,151,268	—
Taiwan	7,975,706	—	7,975,706	—
United Kingdom	7,893,349	—	7,893,349	—
Preferred securities	1,304,226	1,304,226	—	—
Exchange-traded funds	7,775,421	7,775,421	—	—
Securities lending collateral	5,044,710	5,044,710	—	—
Total investments in securities	$120,429,905	$28,584,534	$91,298,443	$546,928

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$79,915,680	—	$79,915,680	—
Austria	2,731,398	—	2,731,398	—
Belgium	20,250,110	—	20,250,110	—
Brazil	18,172,699	$18,172,699	—	—
Canada	135,064,352	135,064,352	—	—
Chile	1,647,562	1,307,592	339,970	—
China	97,463,423	31,460,090	66,000,766	$2,567
Colombia	757,703	757,703	—	—
Czech Republic	515,053	—	515,053	—
Denmark	20,004,319	—	20,004,319	—
Finland	4,530,850	—	4,530,850	—
France	121,085,658	—	121,085,658	—
Germany	63,520,511	—	63,520,511	—
Hong Kong	55,093,374	462,154	54,410,838	220,382
Hungary	1,258,385	—	1,258,385	—
Indonesia	4,617,104	—	4,617,104	—
Ireland	10,866,795	1,034,866	9,831,929	—
Isle of Man	385,611	—	385,611	—
Israel	5,435,010	2,210,853	3,224,157	—
Italy	13,913,971	—	13,913,971	—
Japan	243,583,755	—	243,583,755	—
Luxembourg	2,986,747	—	2,986,747	—
Macau	1,318,382	—	1,318,382	—
Malaysia	5,972,520	—	5,972,520	—
Mexico	10,446,015	10,287,878	158,137	—
Netherlands	75,962,089	4,340,950	71,621,139	—
New Zealand	1,591,767	—	1,591,767	—
Norway	7,635,004	—	7,635,004	—
Peru	1,519,913	1,519,913	—	—
Philippines	3,858,117	—	3,857,843	274
Poland	4,721,844	—	4,721,844	—
Portugal	1,768,992	—	1,768,992	—
Romania	250,276	—	250,276	—
Russia	251,045	—	251,045	—
Singapore	4,522,751	—	4,522,751	—
South Africa	21,761,157	—	21,761,157	—
South Korea	42,935,519	—	42,935,519	—
Spain	34,022,937	—	34,022,937	—
Sweden	28,319,128	—	28,319,128	—
Switzerland	109,927,049	—	109,927,049	—

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Taiwan	$47,744,942	—	$47,744,942	—
Thailand	11,004,361	—	11,004,361	—
Turkey	2,742,790	—	2,742,790	—
United Arab Emirates	236,550	—	236,550	—
United Kingdom	169,511,457	$1,917,645	167,593,812	—
United States	1,300,166	661,853	638,313	—
Preferred securities
Brazil	9,415,269	9,415,269	—	—
Chile	126,275	126,275	—	—
Colombia	452,567	452,567	—	—
Germany	4,131,558	—	4,131,558	—
South Korea	2,394,840	—	2,394,840	—
Exchange-traded funds	56,857,278	56,857,278	—	—
Rights	12,825	3,408	9,417	—
Warrants	3,521	3,521	—	—
Short-term investments	57,539,880	—	57,539,880	—
Total investments in securities	$1,624,058,854	$276,056,866	$1,347,778,765	$223,223
Derivatives:
Assets
Futures	$57,182	$57,182	—	—
Liabilities
Futures	(442,406)	(442,406)	—	—

International Value Fund
Investments in securities:
Assets
Common stocks
Canada	$13,211,665	$13,211,665	—	—
China	10,057,787	2,772,634	$7,285,153	—
Denmark	2,562,428	—	2,562,428	—
France	25,859,904	—	25,859,904	—
Germany	14,557,100	—	14,557,100	—
Hong Kong	12,859,481	—	12,859,481	—
India	1,682,355	—	1,682,355	—
Ireland	1,971,503	—	1,971,503	—
Israel	2,093,115	2,093,115	—	—
Italy	4,934,102	—	4,934,102	—
Japan	33,657,267	—	33,657,267	—
Luxembourg	5,025,548	—	5,025,548	—
Netherlands	21,524,603	4,259,238	17,265,365	—
Norway	1,326,731	—	1,326,731	—
Portugal	1,202,678	—	1,202,678	—
Singapore	3,177,621	38,505	3,139,116	—
South Korea	23,140,069	5,773,223	17,366,846	—
Switzerland	7,826,637	—	7,826,637	—
Taiwan	4,354,814	—	4,354,814	—
Thailand	1,440,748	—	1,440,748	—
United Kingdom	31,593,153	—	31,593,153	—
Securities lending collateral	937,826	937,826	—	—
Short-term investments	19,000,000	—	19,000,000	—
Total investments in securities	$243,997,135	$29,086,206	$214,910,929	—

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$121,791,439	$110,978,797	$10,812,642	—
Consumer discretionary	272,178,934	271,217,725	—	$961,209
Consumer staples	52,035,808	52,035,808	—	—
Energy	15,713,993	15,713,993	—	—
Financials	17,017,572	17,017,572	—	—
Health care	404,218,705	379,649,863	24,568,842	—
Industrials	175,598,767	149,993,538	25,605,229	—
Information technology	450,176,707	443,896,186	—	6,280,521
Preferred securities	56,410,566	—	—	56,410,566
Securities lending collateral	26,551,791	26,551,791	—	—
Short-term investments	33,800,000	—	33,800,000	—
Total investments in securities	$1,625,494,282	$1,467,055,273	$94,786,713	$63,652,296

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$48,804,117	$48,804,117	—	—
Consumer discretionary	42,716,123	42,716,123	—	—
Consumer staples	121,791,218	97,749,287	$24,041,931	—
Energy	126,810,964	122,431,373	4,379,591	—
Financials	209,822,359	199,440,254	10,382,105	—
Health care	184,297,820	178,629,977	5,667,843	—
Industrials	107,706,526	102,852,078	4,854,448	—
Information technology	47,320,142	47,320,142	—	—
Materials	134,420,614	134,420,614	—	—
Real estate	79,757,283	79,757,283	—	—
Utilities	45,181,803	45,181,803	—	—
Preferred securities	3,176,349	3,176,349	—	—
Securities lending collateral	10,825,459	10,825,459	—	—
Short-term investments	73,942,112	73,942,112	—	—
Total investments in securities	$1,236,572,889	$1,187,246,971	$49,325,918	—

Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$226,266,576	$226,266,576	—	—
Unaffiliated investment companies	113,475,816	113,475,816	—	—
Short-term investments	1,001	1,001	—	—
Total investments in securities	$339,743,393	$339,743,393	—	—

Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$343,540,970	$343,540,970	—	—
Unaffiliated investment companies	555,147,117	555,147,117	—	—
Securities lending collateral	53,581,782	53,581,782	—	—
Short-term investments	1,041	1,041	—	—
Total investments in securities	$952,270,910	$952,270,910	—	—

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$20,951,644	$20,951,644	—	—
Unaffiliated investment companies	163,264,239	163,264,239	—	—
Securities lending collateral	12,589,826	12,589,826	—	—
Short-term investments	180,814	180,814	—	—
Total investments in securities	$196,986,523	$196,986,523	—	—

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$434,224,242	$434,224,242	—	—
Unaffiliated investment companies	394,756,682	394,756,682	—	—
Securities lending collateral	16,547,429	16,547,429	—	—
Short-term investments	1,041	1,041	—	—
Total investments in securities	$845,529,394	$845,529,394	—	—

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$66,838,092	$66,838,092	—	—
Unaffiliated investment companies	196,357,461	196,357,461	—	—
Securities lending collateral	12,169,739	12,169,739	—	—
Short-term investments	1,041	1,041	—	—
Total investments in securities	$275,366,333	$275,366,333	—	—

Real Estate Securities Fund
Investments in securities:
Assets
Common stocks	$432,291,643	$432,291,643	—	—
Short-term investments	3,632,781	3,632,781	—	—
Total investments in securities	$435,924,424	$435,924,424	—	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$56,602,789	$49,318,251	$7,284,538	—
Consumer discretionary	42,173,147	34,164,480	8,008,667	—
Health care	3,126,187	3,126,187	—	—
Industrials	1,009,469	1,009,469	—	—
Information technology	156,970,647	146,719,354	10,251,293	—
Materials	567,895	567,895	—	—
Preferred securities	2,621,458	—	—	$2,621,458
Exchange-traded funds	3,534,956	3,534,956	—	—
Securities lending collateral	9,739,733	9,739,733	—	—
Short-term investments	17,547,544	6,727,544	10,820,000	—
Total investments in securities	$293,893,825	$254,907,869	$36,364,498	$2,621,458

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Company Value Fund
Investments in securities:
Assets
Common stocks	$55,390,841	$55,390,841	—	—
Securities lending collateral	5,555,811	5,555,811	—	—
Short-term investments	999,010	999,010	—	—
Total investments in securities	$61,945,662	$61,945,662	—	—

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$500,299,935	$333,625,054	$166,673,119	$1,762
Consumer discretionary	742,031,427	495,924,435	246,106,528	464
Consumer staples	606,363,802	309,957,225	296,402,463	4,114
Energy	358,412,144	238,850,438	119,561,706	—
Financials	1,113,854,596	652,317,890	461,154,591	382,115
Health care	857,115,885	608,084,588	249,030,481	816
Industrials	677,922,207	370,154,488	307,767,719	—
Information technology	1,319,717,188	1,101,369,787	218,347,401	—
Materials	276,480,475	109,237,044	167,242,039	1,392
Real estate	264,348,803	179,948,419	84,400,384	—
Utilities	240,210,156	156,837,933	83,202,411	169,812
Preferred securities
Communication services	786,618	786,618	—	—
Consumer discretionary	5,725,487	432,070	5,293,417	—
Consumer staples	2,726,137	494,992	2,231,145	—
Energy	3,391,377	3,391,377	—	—
Financials	11,972,842	11,972,842	—	—
Health care	785,725	—	785,725	—
Industrials	13,361	—	13,361	—
Information technology	3,496,911	—	3,496,911	—
Materials	1,205,682	782,479	423,203	—
Utilities	785,090	785,090	—	—
Exchange-traded funds	105,958,855	105,958,855	—	—
Rights	16,247	6,566	—	9,681
Warrants	5,821	5,821	—	—
Securities lending collateral	80,031,817	80,031,817	—	—
Short-term investments	201,552,255	—	201,552,255	—
Total investments in securities	$7,375,210,843	$4,760,955,828	$2,613,684,859	$570,156
Derivatives:
Assets
Futures	$100,413	$100,413	—	—
Liabilities
Futures	(2,966,163)	(2,966,163)	—	—

U.S. Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$108,872,395	$108,871,706	—	$689
Consumer discretionary	151,809,296	151,805,130	$4,166	—
Consumer staples	98,587,746	98,587,746	—	—
Energy	65,814,062	65,814,062	—	—

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Strategic Equity Allocation Fund (continued)
Financials	$191,321,414	$191,320,813	—	$601
Health care	211,007,809	211,007,521	—	288
Industrials	118,311,483	118,311,483	—	—
Information technology	376,098,867	376,098,867	—	—
Materials	25,120,681	25,120,167	—	514
Real estate	61,882,540	61,882,540	—	—
Utilities	51,390,036	51,390,036	—	—
Preferred securities	9,314	9,314	—	—
Rights	3,503	—	—	3,503
Securities lending collateral	4,141,717	4,141,717	—	—
Short-term investments	36,779,752	—	$36,779,752	—
Total investments in securities	$1,501,150,615	$1,464,361,102	$36,783,918	$5,595
Derivatives:
Liabilities
Futures	$(1,089,740)	$(1,089,740)	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred out of Level 3 since observable market data became available due to the increased market activity of these securities.
Mid Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-18	$7,487,414	$98,980,340	$106,467,754
Realized gain (loss)	562,399	82,160	644,559
Change in unrealized appreciation (depreciation)	(402,451)	(23,549,448)	(23,951,899)
Purchases [1]	407,500	1,208,024	1,615,524
Sales	(813,132)	(1,165,158)	(1,978,290)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(19,145,352)	(19,145,352)
Balance as of 8-31-19	$7,241,730	$56,410,566	$63,652,296
Change in unrealized at period end[2]	$286,737	$(1,429,190)	$(1,142,453)

[1]	Additional shares acquired in merger with Small Cap Stock Fund.
[2]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds' Level 3 securities are outlined in the table below.
Mid Cap Stock Fund	Fair Value at period end	Valuation technique	Significant unobservable inputs	Input/Range*
Common Stocks	$ 7,202,831	Market Approach	EV to revenue multiple Discount	3.11x - 5.31x (weighted average 3.40x) 12.5% - 17.5% (weighted average 16.83%)
	$ 38,899	Market Approach	Expected future value Discount	$0.10 50%
	$ 7,241,730

Preferred Securities	$ 18,689,940	Market Approach	Prior/Recent transactions	$54
	$ 11,319,150	Market Approach	EV to revenue multiple Discount	1.58x - 5.31x (weighted average 2.29x) 12.5% - 17.5% (weighted average 16.55%)
	$ 13,115,660	Market Approach	Prior/recent transactions	$5.70
	$ 13,201,054	Market Approach	EV to revenue multiple Discount OPM - Volatility	2.81x - 5.21x (weighted average 3.38x) 25% 20% - 45% (weighted average 34.48%)
	$ 84,762	Market Approach	Expected future value Discount	$0.36 55%
	$ 56,410,566

Total	$63,652,296

Mid Cap Stock Fund	Fair Value at period end	Valuation technique	Significant unobservable inputs	Input/Range*
* A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of a fund’s Level 3 securities as of August 31, 2019, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease
Repurchase agreements. The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, they receive collateral that is held in a segregated account by the funds' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at August 31, 2019:
Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Fund	$24,939,867	$25,445,309
International Small Cap Fund	5,571,802	5,042,548
International Value Fund	1,317,491	927,223
Mid Cap Stock Fund	25,997,004	26,550,450
Mid Value Fund	10,438,783	10,843,920
Multi-Index Lifestyle Balanced Portfolio	52,439,992	53,570,365
Multi-Index Lifestyle Conservative Portfolio	12,307,960	12,590,370

Fund	Market value of securities on loan	Cash collateral received
Multi-Index Lifestyle Growth Portfolio	$16,143,026	$16,547,265
Multi-Index Lifestyle Moderate Portfolio	11,870,504	12,170,475
Science & Technology Fund	9,518,272	9,739,815
Small Company Value Fund	5,416,241	5,553,021
Strategic Equity Allocation Fund	77,473,921	80,037,084
U.S. Strategic Equity Allocation Fund	4,035,856	4,143,845
In addition, non-cash collateral of approximately $792,049, $453,044 and $994,634 in the form of U.S. Treasuries was pledged to International Small Cap Fund, International Value Fund and Strategic Equity Allocation Fund, respectively. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds' net assets.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds, excluding Real Estate Securities Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. Real Estate Securities Fund and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Real Estate Securities Fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the year ended August 31, 2019 were as follows:
Fund	Commitment fee
Capital Appreciation Fund	$6,121
Capital Appreciation Value Fund	5,834
Health Sciences Fund	2,667
International Growth Stock Fund	2,766
International Small Cap Fund	2,734
International Strategic Equity Allocation Fund	5,918
International Value Fund	3,435
Mid Cap Stock Fund	5,699
Mid Value Fund	5,024
Multi-Index Lifestyle Aggressive Portfolio	2,767
Multi-Index Lifestyle Balanced Portfolio	4,025
Multi-Index Lifestyle Conservative Portfolio	2,396
Multi-Index Lifestyle Growth Portfolio	3,821
Multi-Index Lifestyle Moderate Portfolio	2,581
Real Estate Securities Fund	8,068
Science & Technology Fund	2,613
Small Company Value Fund	2,375
Strategic Equity Allocation Fund	18,935
U.S. Strategic Equity Allocation Fund	5,628

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2019:
	No Expiration Date
Fund	Short Term	Long Term
International Strategic Equity Allocation Fund	$40,192,222	$42,140,436
As of August 31, 2019, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2019, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$860,035,435	$893,909,191	$(8,126,256)	$885,782,935
Capital Appreciation Value Fund	1,361,226,574	273,926,361	(22,483,796)	251,442,565
Health Sciences Fund	233,093,211	48,752,655	(10,130,366)	38,622,289
International Growth Stock Fund	40,460,377	17,824,403	(561,886)	17,262,517
International Small Cap Fund	100,411,779	29,478,772	(9,460,646)	20,018,126
International Strategic Equity Allocation Fund	1,656,608,991	119,190,764	(152,126,125)	(32,935,361)
International Value Fund	235,959,211	27,567,272	(19,529,348)	8,037,924
Mid Cap Stock Fund	1,210,208,857	465,311,316	(50,025,891)	415,285,425
Mid Value Fund	1,162,173,860	202,081,161	(127,682,132)	74,399,029
Multi-Index Lifestyle Aggressive Portfolio	357,072,839	15,343,274	(32,672,720)	(17,329,446)
Multi-Index Lifestyle Balanced Portfolio	955,434,756	28,222,796	(31,386,642)	(3,163,846)
Multi-Index Lifestyle Conservative Portfolio	193,495,740	4,811,045	(1,320,262)	3,490,783
Multi-Index Lifestyle Growth Portfolio	866,460,364	39,320,530	(60,251,500)	(20,930,970)
Multi-Index Lifestyle Moderate Portfolio	273,598,843	7,637,413	(5,869,923)	1,767,490
Real Estate Securities Fund	340,301,839	96,123,856	(501,271)	95,622,585
Science & Technology Fund	260,652,323	38,505,164	(5,263,662)	33,241,502
Small Company Value Fund	43,150,644	20,889,688	(2,094,670)	18,795,018
Strategic Equity Allocation Fund	7,218,866,010	579,854,711	(426,375,628)	153,479,083
U.S. Strategic Equity Allocation Fund	1,452,330,353	118,153,628	(70,423,106)	47,730,522
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio and Multi-Index Lifestyle Moderate Portfolio generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2019 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Fund	$11,919,725	$266,399,114	$278,318,839
Capital Appreciation Value Fund	44,516,205	154,034,999	198,551,204
Health Sciences Fund	—	16,432,088	16,432,088
International Growth Stock Fund	8,773,590	10,105,185	18,878,775
International Small Cap Fund	8,521,519	70,895,454	79,416,973
International Strategic Equity Allocation Fund	41,415,757	219,377,906	260,793,663
International Value Fund	22,303,785	—	22,303,785
Mid Cap Stock Fund	59,418,099	190,763,127	250,181,226
Mid Value Fund	31,551,690	69,984,197	101,535,887
Multi-Index Lifestyle Aggressive Portfolio	6,082,583	25,662,777	31,745,360
Multi-Index Lifestyle Balanced Portfolio	21,518,874	40,728,656	62,247,530
Multi-Index Lifestyle Conservative Portfolio	4,490,140	2,267,013	6,757,153
Multi-Index Lifestyle Growth Portfolio	16,222,008	47,819,055	64,041,063

Fund	Ordinary Income	Long Term Capital Gains	Total
Multi-Index Lifestyle Moderate Portfolio	$6,532,885	$7,149,845	$13,682,730
Real Estate Securities Fund	8,152,614	8,275,788	16,428,402
Science & Technology Fund	15,409,629	62,190,134	77,599,763
Small Company Value Fund	2,173,231	22,752,818	24,926,049
Strategic Equity Allocation Fund	165,817,425	872,920,101	1,038,737,526
U.S. Strategic Equity Allocation Fund	48,217,685	299,312,398	347,530,083
The tax character of distributions for the year ended August 31, 2018 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Fund	$24,123,692	$335,567,427	$359,691,119
Capital Appreciation Value Fund	43,930,389	149,469,734	193,400,123
Health Sciences Fund	2,963,673	50,066,924	53,030,597
International Growth Stock Fund	20,790,426	—	20,790,426
International Small Cap Fund	7,293,204	—	7,293,204
International Strategic Equity Allocation Fund	117,797,413	17,350,577	135,147,990
International Value Fund	28,069,320	—	28,069,320
Mid Cap Stock Fund	31,077,104	114,549,175	145,626,279
Mid Value Fund	28,122,812	48,414,967	76,537,779
Multi-Index Lifestyle Aggressive Portfolio	6,764,081	9,229,086	15,993,167
Multi-Index Lifestyle Balanced Portfolio	19,995,400	16,022,001	36,017,401
Multi-Index Lifestyle Conservative Portfolio	3,568,850	1,281,104	4,849,954
Multi-Index Lifestyle Growth Portfolio	16,055,676	18,870,105	34,925,781
Multi-Index Lifestyle Moderate Portfolio	5,427,524	2,765,046	8,192,570
Real Estate Securities Fund	5,992,330	25,590,309	31,582,639
Science & Technology Fund	55,154,140	134,936,178	190,090,318
Small Company Value Fund	1,983,072	29,569,001	31,552,073
Strategic Equity Allocation Fund	202,352,724	912,034,609	1,114,387,333
U.S. Strategic Equity Allocation Fund	83,729,869	29,341,500	113,071,369
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Qualified late year ordinary losses are treated as occurring on September 1, 2019, the first day of the funds' next taxable year. As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforward	Qualified Late Year Ordinary Losses
Capital Appreciation Fund	$156,946	$139,235,598	—	—
Capital Appreciation Value Fund	17,013,457	128,471,707	—	—
Health Sciences Fund	—	8,529,337	—	$222,119
International Growth Stock Fund	1,603,379	116,318,693	—	—
International Small Cap Fund	704,565	58,429,168	—	—
International Strategic Equity Allocation Fund	36,125,635	—	$82,332,658	—
International Value Fund	5,031,350	11,537,580	—	—
Mid Cap Stock Fund	—	129,013,289	—	619,606
Mid Value Fund	12,615,660	6,179,874	—	—
Multi-Index Lifestyle Aggressive Portfolio	274,303	25,896,629	—	—
Multi-Index Lifestyle Balanced Portfolio	1,876,718	38,471,727	—	—
Multi-Index Lifestyle Conservative Portfolio	699,720	2,546,773	—	—
Multi-Index Lifestyle Growth Portfolio	3,615,402	47,984,219	—	—
Multi-Index Lifestyle Moderate Portfolio	792,784	7,683,931	—	—
Real Estate Securities Fund	10,507,531	12,278,360	—	—
Science & Technology Fund	—	22,122,985	—	633,140
Small Company Value Fund	—	65,370,203	—	—
Strategic Equity Allocation Fund	112,687,803	59,699,344	—	—
U.S. Strategic Equity Allocation Fund	16,032,056	76,771,430	—	—
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, characterization of distributions, derivative transactions and amortization and accretion on debt securities.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included on the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
International Strategic Equity Allocation Fund	To manage against anticipated currency exchange rates, manage against anticipated changes in securities, gain exposure to certain securities markets, and to maintain diversity of the fund.	$34.4 million to $127.3 million
Strategic Equity Allocation Fund	To gain exposure to certain securities markets, to manage against anticipated changes in currency exchange rates and to maintain diversity and liquidity of the fund.	$163.0 million to $311.4 million
U.S. Strategic Equity Allocation Fund	To gain exposure to certain securities markets and to maintain diversity and liquidity of the fund.	$13.2 million to $49.4 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Strategic Equity Allocation Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and maintain diversity and liquidity of the fund. At August 31, 2019, there were no open forward foreign currency contracts.	Up to $278.0 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a fund purchases an option, the premium paid is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.
The following table details how the funds used purchased options contracts during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets	Up to $353,000
The following table details how the funds used written options contracts during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets	$5.9 million to $18.1 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(18,104,429)
				—	$(18,104,429)
International Strategic Equity Allocation Fund	Foreign currency	Receivable/payable for futures variation margin	Futures [1]	—	$(1,368)
	Equity	Receivable/payable for futures variation margin	Futures [1]	$57,182	(441,038)
				$57,182	$(442,406)
Strategic Equity Allocation Fund	Foreign currency	Receivable/payable for futures variation margin	Futures [1]	—	$(16,937)
	Equity	Receivable/payable for futures variation margin	Futures [1]	$100,413	(2,949,226)
				$100,413	$(2,966,163)
U.S. Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures [1]	—	$(1,089,740)
				—	$(1,089,740)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Capital Appreciation Value Fund	Equity	$357,742	—	—	$6,165,225	$6,522,967
	Total	$357,742	—	—	$6,165,225	$6,522,967
International Strategic Equity Allocation Fund	Foreign currency	—	$1,896,755	—	—	$1,896,755
	Equity	—	(2,820,162)	—	—	(2,820,162)
	Total	—	$(923,407)	—	—	$(923,407)
Strategic Equity Allocation Fund	Foreign currency	—	$(217,257)	$4,031,266	—	$3,814,009
	Equity	—	(6,779,030)	—	—	(6,779,030)
	Total	—	$(6,996,287)	$4,031,266	—	$(2,965,021)
U.S. Strategic Equity Allocation Fund	Equity	—	$294,577	—	—	$294,577
	Total	—	$294,577	—	—	$294,577

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	—	$(1,779,613)	$(1,779,613)
	Total	—	—	$(1,779,613)	$(1,779,613)
International Strategic Equity Allocation Fund	Foreign currency	$(631,441)	—	—	$(631,441)
	Equity	1,162,460	—	—	1,162,460
	Total	$531,019	—	—	$531,019
Strategic Equity Allocation Fund	Foreign currency	$20,007	$(1,180,872)	—	$(1,160,865)
	Equity	(2,105,285)	—	—	(2,105,285)
	Total	$(2,085,278)	$(1,180,872)	—	$(3,266,150)
U.S. Strategic Equity Allocation Fund	Equity	$(1,681,288)	—	—	$(1,681,288)
	Total	$(1,681,288)	—	—	$(1,681,288)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC. Prior to June 28, 2019, John Hancock Variable Trust Advisers LLC was known as John Hancock Investment Management Services, LLC.
•  Capital Appreciation Fund — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets. Prior to July 1, 2019 — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million of aggregate net assets; c) 0.700% of the next $500 million of aggregate net assets; and d) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a)

0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million, the management fee is 0.95% on all net assets.
•  International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; and c) 0.750% of the excess over $750 million of aggregate net assets.
•  International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million of average net assets; and c) 0.850% of the excess over $500 million of average net assets.
•  International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Strategic Equity Allocation Fund — Aggregate net assets include these three funds and JHVIT Strategic Equity Allocation. The management fee paid is as follows: a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.
•  International Value Fund — Aggregate net assets are the aggregate net assets of the fund, JHF II International Small Cap Fund, JHVIT International Value Trust, JHVIT Mutual Shares Trust and JHVIT Global Trust. The management fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million of aggregate net assets; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the management fee rate is 0.800% of aggregate net assets.
•  Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.
•  Mid Value Fund — a) 1.050% of the first $20 million of aggregate net assets; b) 0.950% of the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. However, when aggregate net assets exceed $50 million, then the management fee rate is 0.950% of all aggregate net assets of the fund.
•  Multi-Index Lifestyle Portfolios — Each fund pays the Advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II), John Hancock Funds III (JHF III) or John Hancock Variable Insurance Trust (JHVIT); and (b) a fee on assets invested in investments other than a fund of JHF II, JHF III or JHVIT (other assets). The fee on assets invested in a fund of JHF II, JHF III or JHVIT is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of the Multimanager Lifestyle Portfolios, JHVIT Lifestyle PS Series and Lifestyle MVPs) and is equivalent to the sum of a) 0.050% for the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund and is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.
•  Real Estate Securities Fund — 0.700% of aggregate net assets.
•  Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets and (b) 1.000% of the excess over $500 million of aggregate net assets.
•  Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.
The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:
Fund	Subadvisor(s)
Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Real Estate Securities Fund	DWS Investment Management Americas Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Growth Stock Fund	Invesco Advisers, Inc.
Capital Appreciation Fund	Jennison Associates, LLC
Multi-Index Lifestyle Aggressive Portfolio
Multi-Index Lifestyle Balanced Portfolio
Multi-Index Lifestyle Conservative Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Moderate Portfolio	Manulife Investment Management (North America) Limited[1,2,4] and Manulife Investment Management (US) LLC[1,3]
International Strategic Equity Allocation Fund Strategic Equity Allocation Fund U.S. Strategic Equity Allocation Fund	Manulife Investment Management (US) LLC[1,3]
Capital Appreciation Value Fund Health Sciences Fund Mid Value Fund Small Company Value Fund	T. Rowe Price Associates, Inc.
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company LLP

1  An affiliate of the Advisor.
2   Prior to May 7, 2019, Manulife Investment Management (North America) Limited was known as John Hancock Asset Management a division of Manulife Asset Management (North America) Limited.
3  Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC.
4  Effective December 31, 2018, Manulife Investment Management (North America) Limited was terminated as a subadvisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20
Capital Appreciation Value Fund	0.20
Health Sciences Fund	0.20
International Growth Stock Fund	0.25
International Small Cap Fund	0.25
International Strategic Equity Allocation Fund	0.25
International Value Fund	0.25
Fund	Expense limitation as a percentage of average net assets
Mid Cap Stock Fund	0.20
Mid Value Fund	0.20
Real Estate Securities Fund	0.20
Science & Technology Fund	0.20
Small Company Value Fund	0.20
Strategic Equity Allocation Fund	0.20
U.S. Strategic Equity Allocation Fund	0.20

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on International Value Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of each Multi-Index Lifestyle Portfolio in an amount equal to the amount by which the expenses of the portfolio exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemniﬁcation expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, acquired fund fees, short dividend expense, management fees, and class speciﬁc expenses. This expense limitation shall continue in effect until December 31, 2019, unless renewed by mutual agreement of the portfolios and the Advisor.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Trust.
The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, Science & Technology Fund and Small Company Value Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.
The Advisor has voluntarily agreed to waive its advisory fee for each Multi-Index Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the funds’ first $7.5 billion of average annual net assets and 0.49% of the funds’ average annual net assets in excess of $7.5 billion. This voluntary waiver shall continue in effect until December 31, 2019, unless renewed by mutual agreement of the Trust and the Advisor.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class R6	Class 1	Class NAV	Total
Capital Appreciation Fund	—	$45,897	$86,838	$132,735
Capital Appreciation Value Fund	—	—	662,756	662,756
Health Sciences Fund	—	—	170,158	170,158
International Growth Stock Fund	—	—	29,746	29,746
International Small Cap Fund	—	4,770	20,295	25,065
International Strategic Equity Allocation Fund	—	—	2,197,765	2,197,765
International Value Fund	—	11,111	37,386	48,497
Mid Cap Stock Fund	—	31,848	86,897	118,745
Mid Value Fund	—	—	684,505	684,505
Multi-Index Lifestyle Conservative Portfolio	$15	19,763	—	19,778
Real Estate Securities Fund	—	30,159	—	30,159
Science & Technology Fund	—	—	114,584	114,584

Expense Reimbursement by Class
Fund	Class R6	Class 1	Class NAV	Total
Small Company Value Fund	—	$40,637	$59,194	$99,831
Strategic Equity Allocation Fund	—	—	9,520,908	9,520,908
U.S. Strategic Equity Allocation Fund	—	—	2,028,237	2,028,237
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Capital Appreciation Fund	0.70%
Capital Appreciation Value Fund	0.77%
Health Sciences Fund	0.98%
International Growth Stock Fund	0.80%
International Small Cap Fund	0.99%
International Strategic Equity Allocation Fund	0.49%
International Value Fund	0.79%
Mid Cap Stock Fund	0.82%
Mid Value Fund	0.90%
Multi-Index Lifestyle Aggressive Portfolio	0.19%
Fund	Net Annual Effective Rate
Multi-Index Lifestyle Balanced Portfolio	0.31%
Multi-Index Lifestyle Conservative Portfolio	0.43%
Multi-Index Lifestyle Growth Portfolio	0.25%
Multi-Index Lifestyle Moderate Portfolio	0.37%
Real Estate Securities Fund	0.69%
Science & Technology Fund	0.98%
Small Company Value Fund	0.99%
Strategic Equity Allocation Fund	0.49%
U.S. Strategic Equity Allocation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2019 were as follows:
Fund	Class	Distribution and service fees	Transfer agent fees
Capital Appreciation Fund	Class 1	$305,608	—
	Total	$305,608	—
International Small Cap Fund	Class 1	$31,605	—
	Total	$31,605	—
International Value Fund	Class 1	$73,248	—
	Total	$73,248	—
Mid Cap Stock Fund	Class 1	$212,145	—
	Total	$212,145	—
Multi-Index Lifestyle Aggressive Portfolio	Class R6	—	$439
	Class 1	$160,842	—
	Total	$160,842	$439
Multi-Index Lifestyle Balanced Portfolio	Class R6	—	$651
	Class 1	$433,482	—
	Total	$433,482	$651
Multi-Index Lifestyle Conservative Portfolio	Class R6	—	$20
	Class 1	$82,345	—
	Total	$82,345	$20
Multi-Index Lifestyle Growth Portfolio	Class R6	—	$690
	Class 1	$386,072	—
	Total	$386,072	$690

Fund	Class	Distribution and service fees	Transfer agent fees
Multi-Index Lifestyle Moderate Portfolio	Class R6	—	$126
	Class 1	$121,982	—
	Total	$121,982	$126
Real Estate Securities Fund	Class 1	$201,164	—
	Total	$201,164	—
Small Company Value Fund	Class 1	$32,976	—
	Total	$32,976	—
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Fund	Borrower	$15,647,051	9	2.349%	$(9,188)
International Growth Stock Fund	Borrower	5,291,382	4	2.341%	(1,376)
International Small Cap Fund	Borrower	5,697,605	3	2.357%	(1,119)
International Value Fund	Borrower	8,700,069	1	2.350%	(568)
Multi-Index Lifestyle Balanced Portfolio	Borrower	29,510,268	1	2.355%	(1,930)
Capital Appreciation Fund	Lender	3,285,366	3	2.225%	609
Capital Appreciation Value Fund	Lender	19,512,221	5	2.225%	6,030
Health Sciences Fund	Lender	4,348,333	6	2.347%	1,701
Mid Cap Stock Fund	Lender	10,840,752	1	2.340%	705
Mid Value Fund	Lender	8,273,564	3	2.217%	1,529
Science & Technology Fund	Lender	3,431,349	2	2.362%	450
Strategic Equity Allocation Fund	Lender	5,257,449	2	2.369%	692
Small Company Value Fund	Lender	2,680,330	3	2.255%	504
6.  Fund share transactions
Transactions in funds'shares for the years ended August 31, 2019 and 2018 were as follows:
Capital Appreciation Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	659,621	$10,868,208	2,059,953	$37,211,997
Distributions reinvested	7,430,664	94,592,357	7,653,808	123,149,769
Repurchased	(7,372,687)	(113,680,615)	(4,502,733)	(80,529,470)
Net increase (decrease)	717,598	$(8,220,050)	5,211,028	$79,832,296
Class NAV shares
Sold	19,030,365	$325,951,570	2,388,705	$41,956,421
Distributions reinvested	14,387,352	183,726,482	14,664,684	236,541,350
Repurchased	(19,909,514)	(312,935,068)	(22,916,720)	(416,368,691)
Net increase (decrease)	13,508,203	$196,742,984	(5,863,331)	$(137,870,920)
Total net increase (decrease)	14,225,801	$188,522,934	(652,303)	$(58,038,624)
Capital Appreciation Value Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,528,204	$40,074,942	1,365,330	$16,328,847
Distributions reinvested	20,157,483	198,551,204	16,935,212	193,400,123
Repurchased	(32,434,022)	(370,531,422)	(26,193,826)	(313,717,720)
Net decrease	(8,748,335)	$(131,905,276)	(7,893,284)	$(103,988,750)
Total net decrease	(8,748,335)	$(131,905,276)	(7,893,284)	$(103,988,750)
Health Sciences Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,679,171	$34,013,118	3,227,929	$14,738,620
Distributions reinvested	4,191,859	16,432,088	12,361,444	53,030,597
Repurchased	(12,486,593)	(58,547,007)	(18,856,218)	(89,631,497)

Health Sciences Fund , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Net decrease	(615,563)	$(8,101,801)	(3,266,845)	$(21,862,280)
Total net decrease	(615,563)	$(8,101,801)	(3,266,845)	$(21,862,280)
International Growth Stock Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	78,303	$1,026,389	490,455	$6,928,101
Distributions reinvested	1,650,243	18,878,775	1,479,746	20,790,426
Repurchased	(54,248,529)	(701,203,283)	(4,483,093)	(63,893,709)
Net decrease	(52,519,983)	$(681,298,119)	(2,512,892)	$(36,175,182)
Total net decrease	(52,519,983)	$(681,298,119)	(2,512,892)	$(36,175,182)
International Small Cap Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	163,999	$2,921,983	389,331	$8,864,794
Distributions reinvested	618,133	9,482,159	44,302	987,038
Repurchased	(863,523)	(15,564,735)	(1,099,325)	(24,585,709)
Net decrease	(81,391)	$(3,160,593)	(665,692)	$(14,733,877)
Class NAV shares
Sold	1,167,368	$23,444,619	582,981	$12,880,359
Distributions reinvested	4,561,958	69,934,814	283,169	6,306,166
Repurchased	(24,642,935)	(424,045,760)	(3,120,844)	(70,527,748)
Net decrease	(18,913,609)	$(330,666,327)	(2,254,694)	$(51,341,223)
Total net decrease	(18,995,000)	$(333,826,920)	(2,920,386)	$(66,075,100)
International Strategic Equity Allocation Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,614,176	$63,373,855	963,399	$11,175,489
Distributions reinvested	31,573,083	260,793,663	11,670,811	135,147,990
Repurchased	(20,499,255)	(190,900,557)	(22,974,008)	(274,406,542)
Net increase (decrease)	17,688,004	$133,266,961	(10,339,798)	$(128,083,063)
Total net increase (decrease)	17,688,004	$133,266,961	(10,339,798)	$(128,083,063)
International Value Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	337,642	$5,136,956	353,050	$6,069,938
Distributions reinvested	228,757	3,239,198	271,852	4,629,635
Repurchased	(1,879,815)	(28,355,098)	(2,602,870)	(44,381,769)
Net decrease	(1,313,416)	$(19,978,944)	(1,977,968)	$(33,682,196)
Class NAV shares
Sold	1,577,002	$23,694,626	2,399,074	$40,665,330
Distributions reinvested	1,351,140	19,064,587	1,380,429	23,439,685
Repurchased	(51,781,258)	(797,737,354)	(5,343,564)	(91,684,771)
Net decrease	(48,853,116)	$(754,978,141)	(1,564,061)	$(27,579,756)
Total net decrease	(50,166,532)	$(774,957,085)	(3,542,029)	$(61,261,952)
Mid Cap Stock Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,590,063	$35,169,709	1,609,413	$38,067,540
Distributions reinvested	3,855,829	64,739,364	1,612,718	34,657,303
Repurchased	(2,970,307)	(63,445,438)	(2,488,768)	(56,260,308)
Net increase	2,475,585	$36,463,635	733,363	$16,464,535
Class NAV shares
Sold	2,064,538	$44,825,098	878,155	$19,850,202
Issued in reorganization	1,098,683	24,403,159	—	—
Distributions reinvested	10,914,765	185,441,862	5,113,778	110,968,976
Repurchased	(11,002,507)	(232,587,884)	(13,635,230)	(316,147,070)
Net increase (decrease)	3,075,479	$22,082,235	(7,643,297)	$(185,327,892)
Total net increase (decrease)	5,551,064	$58,545,870	(6,909,934)	$(168,863,357)

Mid Value Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	5,731,177	$83,364,648	10,587,469	$175,276,419
Distributions reinvested	7,628,541	101,535,887	4,710,017	76,537,779
Repurchased	(11,401,030)	(168,126,474)	(7,589,384)	(126,849,253)
Net increase	1,958,688	$16,774,061	7,708,102	$124,964,945
Total net increase	1,958,688	$16,774,061	7,708,102	$124,964,945
Multi-Index Lifestyle Aggressive Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	43,277	$498,740	340,399	$4,465,533
Distributions reinvested	32,448	326,422	4,955	62,139
Repurchased	(55,542)	(658,450)	(75,890)	(959,812)
Net increase	20,183	$166,712	269,464	$3,567,860
Class 1 shares
Sold	4,377,332	$50,813,098	6,117,435	$78,408,321
Distributions reinvested	3,123,155	31,418,938	1,270,417	15,931,028
Repurchased	(3,140,442)	(36,503,605)	(2,585,535)	(32,916,145)
Net increase	4,360,045	$45,728,431	4,802,317	$61,423,204
Total net increase	4,380,228	$45,895,143	5,071,781	$64,991,064
Multi-Index Lifestyle Balanced Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	46,205	$516,028	442,651	$5,242,309
Distributions reinvested	34,982	356,263	10,638	122,527
Repurchased	(4,540)	(48,691)	(47,502)	(548,796)
Net increase	76,647	$823,600	405,787	$4,816,040
Class 1 shares
Sold	10,600,350	$117,247,628	14,139,095	$164,864,626
Distributions reinvested	6,086,235	61,891,267	3,112,966	35,892,648
Repurchased	(10,887,677)	(120,591,223)	(6,464,248)	(74,767,764)
Net increase	5,798,908	$58,547,672	10,787,813	$125,989,510
Total net increase	5,875,555	$59,371,272	11,193,600	$130,805,550
Multi-Index Lifestyle Conservative Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	25,147	$259,880	3,597	$38,504
Distributions reinvested	172	1,828	806	8,550
Repurchased	(2,983)	(31,908)	(31,425)	(328,683)
Net increase (decrease)	22,336	$229,800	(27,022)	$(281,629)
Class 1 shares
Sold	3,245,428	$33,943,916	4,354,922	$46,338,603
Distributions reinvested	667,118	6,753,201	457,698	4,841,404
Repurchased	(1,729,603)	(17,946,888)	(2,095,900)	(22,095,153)
Net increase	2,182,943	$22,750,229	2,716,720	$29,084,854
Total net increase	2,205,279	$22,980,029	2,689,698	$28,803,225
Multi-Index Lifestyle Growth Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	73,347	$842,497	514,443	$6,451,755
Distributions reinvested	43,199	438,039	9,832	119,261
Repurchased	(16,426)	(184,667)	(189,642)	(2,347,168)
Net increase	100,120	$1,095,869	334,633	$4,223,848
Class 1 shares
Sold	10,941,267	$125,625,346	12,233,923	$150,906,278
Distributions reinvested	6,284,884	63,603,024	2,871,825	34,806,520
Repurchased	(6,158,025)	(70,252,558)	(5,672,640)	(69,570,920)
Net increase	11,068,126	$118,975,812	9,433,108	$116,141,878
Total net increase	11,168,246	$120,071,681	9,767,741	$120,365,726

Multi-Index Lifestyle Moderate Portfolio	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	11,120	$119,556	79,833	$897,222
Distributions reinvested	5,247	53,451	3,654	40,314
Repurchased	(317)	(3,423)	(53,875)	(591,774)
Net increase	16,050	$169,584	29,612	$345,762
Class 1 shares
Sold	3,959,082	$42,560,307	5,239,152	$58,204,475
Distributions reinvested	1,339,142	13,629,279	738,849	8,152,256
Repurchased	(3,132,869)	(33,529,732)	(2,363,718)	(26,054,936)
Net increase	2,165,355	$22,659,854	3,614,283	$40,301,795
Total net increase	2,181,405	$22,829,438	3,643,895	$40,647,557
Real Estate Securities Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,334,399	$17,975,699	556,083	$6,624,072
Distributions reinvested	1,419,914	16,428,402	2,601,535	31,582,639
Repurchased	(5,419,890)	(69,311,460)	(8,969,166)	(111,454,530)
Net decrease	(2,665,577)	$(34,907,359)	(5,811,548)	$(73,247,819)
Total net decrease	(2,665,577)	$(34,907,359)	(5,811,548)	$(73,247,819)
Science & Technology Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	21,844,302	$87,505,672	1,361,343	$8,488,588
Distributions reinvested	25,953,098	77,599,763	37,791,316	190,090,318
Repurchased	(16,478,950)	(63,907,004)	(22,700,748)	(187,641,779)
Net increase	31,318,450	$101,198,431	16,451,911	$10,937,127
Total net increase	31,318,450	$101,198,431	16,451,911	$10,937,127
Small Company Value Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	103,464	$2,734,068	113,787	$3,346,023
Distributions reinvested	306,246	6,657,778	320,690	9,171,723
Repurchased	(713,517)	(18,551,660)	(661,617)	(19,483,071)
Net decrease	(303,807)	$(9,159,814)	(227,140)	$(6,965,325)
Class NAV shares[1]
Sold	430,755	$11,540,301	1,098,486	$33,564,463
Distributions reinvested	841,856	18,268,271	783,626	22,380,350
Repurchased	(8,194,154)	(206,896,277)	(847,188)	(25,172,862)
Net increase (decrease)	(6,921,543)	$(177,087,705)	1,034,924	$30,771,951
Total net increase (decrease)	(7,225,350)	$(186,247,519)	807,784	$23,806,626

[1]	Class NAV shares were liquidated on March 13, 2019.
Strategic Equity Allocation Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	44,961,697	$519,426,105	18,670,861	$246,293,127
Distributions reinvested	106,756,169	1,038,737,526	86,453,633	1,114,387,333
Repurchased	(65,156,903)	(755,070,772)	(79,546,351)	(1,099,853,913)
Net increase	86,560,963	$803,092,859	25,578,143	$260,826,547
Total net increase	86,560,963	$803,092,859	25,578,143	$260,826,547
U.S. Strategic Equity Allocation Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	9,756,848	$101,975,614	2,733,618	$32,778,764
Distributions reinvested	41,720,298	347,530,083	9,469,964	113,071,369
Repurchased	(30,176,253)	(314,152,137)	(50,643,140)	(625,761,210)
Net increase (decrease)	21,300,893	$135,353,560	(38,439,558)	$(479,911,077)
Total net increase (decrease)	21,300,893	$135,353,560	(38,439,558)	$(479,911,077)

Affiliates of the Trust owned 21% of shares of Class R6 of Multi-Index Lifestyle Conservative Portfolio on August 31, 2019. Affiliates of the Trust also owned 100% of Class 1 and Class NAV, respectively, with the exception of Capital Appreciation Fund and International Value Fund, where affiliates held 77.8% and 0.0% of Class NAV, respectively on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2019:

	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Capital Appreciation Fund	—	$881,770,974	—	$980,926,399
Capital Appreciation Value Fund	$55,202,753	939,797,453	$132,646,067	1,174,517,568
Health Sciences Fund	—	117,973,152	—	146,504,290
International Growth Stock Fund	—	115,891,591	—	782,632,308
International Small Cap Fund	—	184,927,106	—	567,834,555
International Strategic Equity Allocation Fund	—	937,941,897	—	1,026,709,018
International Value Fund	—	216,357,469	—	965,093,561
Mid Cap Stock Fund	—	942,823,451	—	1,088,126,652
Mid Value Fund	—	499,787,077	—	519,156,454
Multi-Index Lifestyle Aggressive Portfolio	—	92,049,696	—	46,228,644
Multi-Index Lifestyle Balanced Portfolio	—	242,314,675	—	179,217,295
Multi-Index Lifestyle Conservative Portfolio	—	58,132,382	—	34,787,053
Multi-Index Lifestyle Growth Portfolio	—	224,039,149	—	102,371,008
Multi-Index Lifestyle Moderate Portfolio	—	73,824,509	—	50,280,981
Real Estate Securities Fund	—	531,377,349	—	572,054,491
Science & Technology Fund	—	275,464,951	—	260,892,257
Small Company Value Fund	—	39,555,691	—	246,277,216
Strategic Equity Allocation Fund	—	5,704,092,658	—	5,736,625,568
U.S. Strategic Equity Allocation Fund	—	1,406,669,275	—	1,601,135,575
8.  Industry or sector risk
Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
9.  Investment in affiliated underlying funds
John Hancock Multi-Index Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds' investment may represent a significant portion of each underlying funds’ net assets. At August 31, 2019, the following funds held 5% or more of the net assets of the underlying funds shown below:
Fund	Affiliated Class NAV	Percentage of underlying fund net assets
Multi-Index Lifestyle Growth Portfolio	Strategic Equity Allocation Fund	5.9%
Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust*	3,072,318	46,456,318	(46,984,662)	2,543,974	—	—	$11,986	$(2,723)	$25,457,039
Capital Appreciation Value Fund
John Hancock Collateral Trust*	3,134,913	7,273,545	(10,408,458)	—	—	—	$(2,529)	$(491)	—
International Small Cap Fund
John Hancock Collateral Trust*	2,110,894	13,577,997	(15,184,778)	504,113	—	—	$5,515	$(4,128)	$5,044,710
International Strategic Equity Allocation Fund

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	5,510,937	55,197,504	(60,708,441)	—	—	—	$6,278	$(10,811)	—
International Value Fund
John Hancock Collateral Trust*	1,356,003	27,594,780	(28,857,067)	93,716	—	—	$1,898	$(2,702)	$937,826
Mid Cap Stock Fund
John Hancock Collateral Trust*	8,076,355	62,159,512	(67,582,492)	2,653,375	—	—	$29,672	$(21,240)	$26,551,791
Mid Value Fund
John Hancock Collateral Trust*	9,486,141	26,627,350	(35,031,681)	1,081,810	—	—	$9,462	$(13,847)	$10,825,459
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust*	—	11,598,402	(11,598,402)	—	—	—	$2,238	—	—
Strategic Equity Allocation	16,193,308	5,744,176	(1,626,301)	20,311,183	$3,856,473	$26,275,134	(5,853,846)	$(27,659,551)	$226,266,576
					$3,856,473	$26,275,134	$(5,851,608)	$(27,659,551)	$226,266,576
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust*	2,520,301	60,839,558	(58,005,322)	5,354,537	—	—	$13,869	$(640)	$53,581,782
Strategic Equity Allocation	25,613,800	10,186,989	(4,962,282)	30,838,507	$6,394,439	$43,566,949	(15,002,702)	(38,708,560)	343,540,970
					$6,394,439	$43,566,949	$(14,988,833)	$(38,709,200)	$397,122,752
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust*	515,277	17,946,715	(17,203,865)	1,258,127	—	—	$4,026	$(632)	$12,589,826
Strategic Equity Allocation	1,404,814	989,192	(513,248)	1,880,758	$371,375	$2,530,274	(1,389,953)	(1,670,806)	20,951,644
					$371,375	$2,530,274	$(1,385,927)	$(1,671,438)	$33,541,470
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust*	1,412,330	49,361,912	(49,120,624)	1,653,618	—	—	$4,114	$(54,172,161)	$16,547,429
Strategic Equity Allocation	29,901,875	11,322,072	(2,245,110)	38,978,837	$7,355,349	$50,113,872	(8,727,672)	(238)	434,224,242
					$7,355,349	$50,113,872	$(8,723,558)	$(54,172,399)	$450,771,671
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust*	792,912	30,391,595	(29,968,360)	1,216,147	—	—	$4,666	$(801)	$12,169,739
Strategic Equity Allocation	4,624,884	2,356,907	(981,962)	5,999,829	$1,169,673	$7,969,286	(3,027,419)	(6,874,670)	66,838,092
					$1,169,673	$7,969,286	$(3,022,753)	$(6,875,471)	$79,007,831
Science & Technology Fund
John Hancock Collateral Trust*	834,886	11,160,331	(11,021,906)	973,311	—	—	$1,509	$(881)	$9,739,733
Small Company Value Fund
John Hancock Collateral Trust*	1,501,334	5,328,436	(6,274,566)	555,204	—	—	$440	$(2,106)	$5,555,811
Strategic Equity Allocation Fund
John Hancock Collateral Trust*	8,329,959	131,397,483	(131,729,699)	7,997,743	—	—	$14,131	$(9,501)	$80,031,817
U.S. Strategic Equity Allocation Fund
John Hancock Collateral Trust*	1,585,967	8,638,483	(9,810,560)	413,890	—	—	$4,877	$(4,428)	$4,141,717
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. The following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Capital Appreciation Fund	51.6%
Capital Appreciation Value Fund	99.4%
Health Sciences Fund	100.0%
International Growth Stock Fund	87.0%
International Small Cap Fund	52.8%
International Strategic Equity Allocation Fund	100.0%
Mid Cap Stock Fund	72.5%
Mid Value Fund	100.0%
Science & Technology Fund	100.0%
Strategic Equity Allocation Fund	100.0%
U.S. Strategic Equity Allocation Fund	100.0%

11.  Interfund trading
The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2019, the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Fund	Purchases	Sales
Capital Appreciation Fund	$154,700,296	—
Capital Appreciation Value Fund	2,822,427	$1,291,160
International Small Cap Fund	—	6,596,716
Mid Value Fund	4,443,974	1,188,689
Small Company Value Fund	11,155	33,568
12.  Direct placement securities
The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at August 31, 2019:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Fund
Acerta Pharma BV, Class B	2-8-16	$146,475	4,892,850	—	—	4,892,850	0.2%	$442,314
Doximity, Inc.	4-10-14	307,268	63,738	—	—	63,738	0.2%	367,131
JAND, Inc., Class A	4-23-15	194,538	16,938	—	—	16,938	0.1%	283,034
JAND, Inc., Series D	4-23-15	434,397	37,822	—	—	37,822	0.2%	632,006
								$1,724,485
Mid Cap Stock Fund
Coupang LLC	11-20-14	$7,607,320	2,300,670	—	—	2,300,670	0.8%	$13,115,660
DraftKings, Inc.	12-4-14	3,666,693	2,143,227	151,487*	—	2,294,714	0.4%	6,241,622
Essence Group Holdings Corp.	5-1-14	5,083,384	2,958,957	—	—	2,958,957	0.6%	9,172,767
JAND, Inc., Class A	4-23-15	635,744	57,523	—	—	57,523	0.1%	961,209
JAND, Inc., Series D	4-23-15	1,419,614	128,449	—	—	128,449	0.2%	2,146,383
Lookout, Inc., Series F	7-31-14	4,276,874	392,767	—	—	392,767	0.2%	2,388,023
MarkLogic Corp., Series F	4-27-15	6,431,120	507,686	72,325*	—	580,011	0.3%	5,736,309
The Honest Company, Inc., Series C	8-20-14	3,966,620	142,030	—	—	142,030	0.3%	4,587,569
The Honest Company, Inc., Series D	8-3-15	490,560	—	12,795*	—	12,795	0.0%**	489,153
The We Company, Inc., Series D1	12-8-14	3,335,927	205,905	—	(21,577)	184,328	0.6%	9,953,712
The We Company, Inc., Series D2	12-8-14	3,472,011	161,782	—	—	161,782	0.6%	8,736,228
								$63,528,635
Science & Technology Fund
Airbnb, Inc., Series E	7-14-15	$1,526,562	16,398	—	—	16,398	0.6%	$1,765,901
DiDi Chuxing, Inc.	10-19-15	460,705	16,798	—	—	16,798	0.3%	855,557
								$2,621,458
*	Additional shares acquired in merger with Small Cap Stock Fund.
**	Less than 0.05%.
13.  Reorganization
On August 9, 2019, the shareholders of John Hancock Funds II Small Cap Stock Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Mid Cap Stock Fund (the Acquiring Fund) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar objective and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Fund at market value. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on August 23, 2019. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
Mid Cap Stock Fund	Small Cap Stock Fund	$24,403,159	2,727,995	1,098,683	$1,571,513,969	$1,595,917,128
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at August 31, 2019. See Note 6 for capital shares issued in connection with the above referenced reorganizations.
14.  Subsequent events
On June 26, 2019, the Board of Trustees approved a plan of liquidation for International Growth Stock Fund, International Small Cap Fund, and Small Company Value Fund. The funds were liquidated on October 18, 2019.

John Hancock Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Capital Appreciation Fund, John Hancock Capital Appreciation Value Fund, John Hancock Health Sciences Fund, John Hancock International Growth Stock Fund, John Hancock International Small Cap Fund, John Hancock International Strategic Equity Allocation Fund, John Hancock International Value Fund, John Hancock Mid Cap Stock Fund, John Hancock Mid Value Fund, John Hancock Multi-Index Lifestyle Aggressive Portfolio, John Hancock Multi-Index Lifestyle Balanced Portfolio, John Hancock Multi-Index Lifestyle Conservative Portfolio, John Hancock Multi-Index Lifestyle Growth Portfolio, John Hancock Multi-Index Lifestyle Moderate Portfolio, John Hancock Real Estate Securities Fund, John Hancock Science & Technology Fund, John Hancock Small Company Value Fund, John Hancock Strategic Equity Allocation Fund and John Hancock U.S. Strategic Equity Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the Portfolio of investments, of John Hancock Capital Appreciation Fund, John Hancock Capital Appreciation Value Fund, John Hancock Health Sciences Fund, John Hancock International Growth Stock Fund, John Hancock International Small Cap Fund, John Hancock International Strategic Equity Allocation Fund, John Hancock International Value Fund, John Hancock Mid Cap Stock Fund, John Hancock Mid Value Fund, John Hancock Multi-Index Lifestyle Aggressive Portfolio, John Hancock Multi-Index Lifestyle Balanced Portfolio, John Hancock Multi-Index Lifestyle Conservative Portfolio, John Hancock Multi-Index Lifestyle Growth Portfolio, John Hancock Multi-Index Lifestyle Moderate Portfolio, John Hancock Real Estate Securities Fund, John Hancock Science & Technology Fund, John Hancock Small Company Value Fund, John Hancock Strategic Equity Allocation Fund and John Hancock U.S. Strategic Equity Allocation Fund (nineteen of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodians, transfer agents, agent banks and brokers; when replies were not received from transfer agents, agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

John Hancock Funds II
Federal tax information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2019.
Dividend Received Deduction The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.
Qualified Dividend Income The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Foreign Tax Credit The following table details the income derived from foreign sources and the amounts the funds intend to pass through as foreign tax credits for the year ended August 31, 2019:
Fund	Foreign sourced income	Foreign tax credit
International Growth Stock Fund	$7,583,519	$686,818
International Small Cap Fund	5,810,869	574,403
International Strategic Equity Allocation Fund	56,848,806	3,832,674
International Value Fund	15,239,696	934,429
Multi-Index Lifestyle Growth Portfolio	1,908,400	108,244
Long Term Capital Gains The funds below paid the following amounts in capital gain dividends.
Fund	Long term capital gains
Capital Appreciation Fund	$266,399,114
Capital Appreciation Value Fund	154,034,999
Health Sciences Fund	16,432,088
International Growth Stock Fund	10,105,185
International Small Cap Fund	70,895,454
International Strategic Equity Allocation Fund	219,377,906
Mid Cap Stock Fund	190,763,127
Mid Value Fund	69,984,197
Multi-Index Lifestyle Aggressive Portfolio	25,662,777
Multi-Index Lifestyle Balanced Portfolio	40,728,656
Multi-Index Lifestyle Conservative Portfolio	2,267,013
Multi-Index Lifestyle Growth Portfolio	47,819,055
Multi-Index Lifestyle Moderate Portfolio	7,149,845
Real Estate Securities Fund	8,275,788
Science & Technology Fund	62,190,134
Small Company Value Fund	22,752,818
Strategic Equity Allocation Fund	872,920,101
U.S. Strategic Equity Allocation Fund	299,312,398
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) with John Hancock Investment Management LLC (the “Advisor” , formerly known as “John Hancock Advisers, LLC”) and each of the Subadvisory Agreements (collectively, the “Subadvisory Agreements”) with respect to each of the portfolios of the Trust included in this report (the “Funds”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-16, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28–30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, “Subadvisor” and collectively, the “Subadvisors”) with respect to each of the Funds identified below in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risk assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

Evaluation of advisory and subadvisory agreements by the board of trustees

(f)  the Advisor’s initiative intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmarks and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion of the Funds’ expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and each Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, in the case of the Multi-Index Lifestyle Funds (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Fund of Funds, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(i)   noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which each Fund of Funds may invest;

(l)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Evaluation of advisory and subadvisory agreements by the board of trustees

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. The Multi-Index Lifestyle Funds benefit from the waiver through their investment, to the extent that they invest in participating portfolios and;

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from a Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to a Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

Evaluation of advisory and subadvisory agreements by the board of trustees

The Board’s decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreements; and

(4)	the subadvisory fees are paid by the Advisor and not the Funds, and that the fee structure for certain of the Funds contains breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios. Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments

JHF II Capital Appreciation Fund (Jennison Associates LLC)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.

Lipper Category — The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to benchmark index for the one-year period and the peer group for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Capital Appreciation Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Health Sciences Fund (T. Rowe Price Associates, Inc.)
Benchmark Index — The fund underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five-year period and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II International Growth Stock Fund (Invesco Advisers, Inc.)	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund underperformed the average for the one-, three- and five-year periods.
The Subadvisory fee for the fund is lower than the peer group median.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments

JHF II International Small Cap Fund (Franklin Templeton Investments Corp.)
Benchmark Index — The fund underperformed for the one-, three-, five- and ten-year periods.

Lipper Category — The fund outperformed the average for the one-, three- and ten-year periods and underperformed the average for the five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-, three- and ten-year periods.

The Board took into account potential actions management was considering taking with respect to the fund and concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

The Board took into account management’s discussion of the fund’s expenses.

JHF II International Strategic Equity Allocation Fund (Manulife Investment Management (United States))	Benchmark Index — The fund underperformed for the one-year period. Lipper Category — The fund outperformed the average for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-year period. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

The Board also noted the relatively short performance history of the fund.

JHF II International Value Fund (Templeton Investment Counsel, LLC)
Benchmark Index — The fund underperformed for the one-, five- and ten-year periods and outperformed for the three-year period.

Lipper Category — The fund outperformed the average for the one-, three- and ten-year periods and underperformed the average for five-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark for the three-year period and to the peer group for the one-, three- and ten-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Mid Cap Stock Fund (Wellington Management Company, LLP)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.

Lipper Category — The fund outperformed the average for the one-, three- and five-year periods and underperformed the average for the ten-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark for the one-year period and the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments

JHF II Mid Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one-, three- and five-year periods.. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Aggressive Portfolio (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-,three- and five-year periods. Lipper Category — The fund outperformed the average for the one-,three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Balanced Portfolio (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-,three- and five-year periods. Lipper Category — The fund outperformed the average for the one-,three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-,three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Conservative Portfolio (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-,three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance including the favorable performance relative to the peer group for the one-,three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Growth Portfolio (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-,three- and five-year periods. Lipper Category — The fund outperformed the average for the one-,three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-,three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments

Multi-Index Lifestyle Moderate Portfolio (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-,three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-,three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Real Estate Securities Fund (Deutsche Investment Management Americas Inc./RREEF America LLC)	Benchmark Index — The fund outperformed for the one-, three-, five- and ten-year periods. Lipper Category — The fund outperformed the average for the one-, three-, five- and ten-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark and peer group for the one-, three-, five- and ten-year periods.

JHF II Science & Technology Fund (Allianz Global Investors U.S. LLC) (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one-,three- and five-year periods. Lipper Category — The fund outperformed the average for the one-,three- and five-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group for the one-,three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Small Cap Stock Fund (Wellington Management Company, LLP)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-,five- and ten-year periods.

Lipper Category — The fund underperformed the average for the one-, three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

The Board took into account management’s discussion of the fund’s expenses.

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments

JHF II Small Company Value Fund (T. Rowe Price Associates, Inc.)
Benchmark Index — The fund outperformed for the one-, three-, five-and ten-year periods.

Lipper Category — The fund outperformed the average for the one-, three- and five-year periods and underperformed the average for the ten-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Strategic Equity Allocation Fund (Manulife Investment Management (United States))	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.

JHF II U.S. Strategic Equity Allocation Fund (Manulife Investment Management (United States))	Benchmark Index — The fund underperformed for the one-year period. Lipper Category — The fund outperformed for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

Trustees and officers information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).

Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis[2] Born: 1941	Trustee (since 2005)	Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle Born: 1959	Trustee (since 2015)
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014–2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010).

Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).

Peter S. Burgess[2] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010).

Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham Born: 1944	Trustee (since 2012 and 2005-2006)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014).

Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates[2] Born: 1946	Trustee (since 2005)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988).

Trustee (since 2004) and Chairperson of the Board (2005–2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000–2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014–2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012–2018), and Finance Committee Chairman (2014–2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Trustees and officers information

NON-INDEPENDENT TRUSTEES3

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Non-Independent Trustee (Since 2017)
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison Born: 1963	Non-Independent Trustee (since 2018)
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013).

Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Trustees and officers information

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name, Year of Birth	Position with the Trust	Principal Occupation(s) and Other Directorships During Past Five Years
Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer (since 2005)
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Chief Financial Officer Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone Born: 1965	Treasurer (2007-2009 and since 2010, including prior positions)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler Born: 1973	Chief Legal Officer and Secretary (since 2018)
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009 -2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.Mr. Boyle has served as Trustee at various times prior to the date listed in the table.

2	Member of the Audit Committee.

3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5010.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust’s complete schedule of portfolio holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. N-PORT filings are available on our website and the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

John Hancock Funds II

Annual report — table of contents

Manager’s commentary and fund performance (See below for each fund’s page #)	3

Shareholder expense example	10

Portfolio of investments (See below for each fund’s page #)	11

Statements of assets and liabilities	63

Statements of operations	65

Statements of changes in net assets	67

Statement of cash flows	68

Financial highlights	70

Notes to financial statements	72

Report of independent registered public accounting firm	91

Federal tax information	92

Evaluation of advisory and subadvisory agreements by the Board of Trustees	93

Appendix A	97

Trustees and officers information	99

For more information	103

Fund	Manager’s commentary and fund performance	Portfolio of investments
Asia Pacific Total Return Bond Fund	4	11
Core Bond Fund	5	13
Global Bond Fund	6	23
High Yield Fund	7	41
Real Return Bond Fund	8	48
U.S. High Yield Bond Fund	9	56

2

John Hancock Funds II

Manager’s commentary and fund performance

Fund performance

In the following pages we have set forth information regarding the performance of certain funds of John Hancock Funds II (the Trust). There are several ways to evaluate a fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a fund’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the fund’s inception if less than the applicable period). An average annual total return takes the fund’s cumulative total return for a time period greater than one year and shows what would have happened if the fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the funds, as applicable. If these were included, performance would be lower.

Graph—Change in value of $10,000 investment and comparative indexes

The performance graph for each fund (or portfolio), shows the change in value of a $10,000 investment over the life or ten-year period of each fund (or portfolio) whichever is shorter. Each fund’s (or portfolio’s) performance is compared with the performance of one or more broad-based securities indexes as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and fund (or portfolio) operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds (or portfolios), that invest in multiple asset classes are compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the fund invests.

Portfolio manager’s commentary

Finally, we have provided a commentary by each portfolio manager regarding each fund’s (or portfolio’s) performance during the period ended August 31, 2019. The views expressed are those of the portfolio managers as of August 31, 2019, and are subject to change based on market and other conditions. Information about a fund’s (or portfolio’s) holdings, asset allocation, or country diversification is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The funds (or portfolios) are not insured by the Federal Deposit Insurance Corp., are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the funds (or portfolios), see the funds’ prospectuses.

“Bloomberg Barclays” is a registered trademark of Bloomberg LP. “J.P. Morgan” is a registered trademark of J.P. Morgan Securities LLC (the Investable Index Business). “FTSE” is a trading name of FTSE International Limited. Bank of America Merrill Lynch and its derivative and related logos are trademarks of Bank of America Corporation.

3

Asia Pacific Total Return Bond Fund

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Neal Capecci, Endre Pedersen, Jimond Wong, CFA, CPA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to maximize total return. The fund seeks to generate capital appreciation and income by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds issued by governments, government agencies, international organizations issuing supranational bonds, and corporate issuers in Asia and the Asian region, including Australia and New Zealand.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Portfolio Composition*	% of Total
Corporate bonds	51.4
Foreign government obligations	43.2
U.S. Government	3.0
Other assets and liabilities, net	2.4

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Asia Pacific Total Return Bond Fund Class NAV shares returned 7.31% and a blend of 50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Markets Plus Asia Index returned 5.93%.

Environment  >  The U.S. Federal Reserve Board (“Fed”) cut its key interest rate by 25 basis points in July, as widely expected. Treasury yields moved lower amid heightened China-U.S. trade tensions and building market expectations that the Fed would cut interest rates.

In China, investors expected the People’s Bank of China to maintain a broadly accommodative monetary policy to offset the effects of trade tensions; China onshore government bond yields declined. In Indonesia, local government bond yields gradually fell after President Joko Widodo’s electoral win in April. In the Philippines, government bonds yields fell as the central bank reduced its interest rate twice and hinted there was room for more easing to support its economy. In India, government bond yields fell as Reserve Bank of India cut its interest rates four times and headline inflation levels receded.

Asian credit markets delivered positive returns, predominately driven by lower U.S. Treasury yields. The performance of Asian currencies against the U.S. dollar was mixed; the Thai baht performed well due to robust current account surplus but the Chinese renminbi was weak amid escalated trade tensions.

The fund’s exposure to Indonesian local-currency bonds contributed to performance as these bonds benefited from lower local yields and a strengthened currency. The fund’s exposure to Philippine local-currency bonds contributed as yields fell. The fund’s overall security selection in Asian U.S.-dollar corporate bonds contributed; selective holdings in Asian high-yield corporate bonds performed well. However, the fund’s underweight exposure to U.S.-dollar interest rate duration detracted from performance as U.S. Treasury yields fell.

Over the period, we increased the fund’s exposure to Asian local-currency bonds and added Indonesia and Malaysia local-currency bonds. We also added selective Asian high-yield corporate bonds at the start of 2019. Toward period-end, we took profit by reducing the fund’s exposure to India local-currency bonds and switched to supranational bonds denominated in Indian rupee.

China-U.S. trade tensions may draw center of attention from market participants. Asian economies face external challenges arising from softer global demand and potential for widening trade conflict. In this environment, we favor Asia bond markets with supportive economic fundamentals and attractive yields. Regionally, Asian central banks may adopt accommodative monetary policies to offset impact from trade tensions and take advantage of lower domestic inflation conditions, which supports Asian local-currency bond markets. Market volatility may provide opportunities to add fundamentally sound Asian high-yield corporate bonds at attractive valuations to generate carry for the fund.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Asia Pacific Total Return Bond Fund Class NAV (began 1/16/13)	7.31	3.02	—	2.28	16.06	—	16.07
J.P. Morgan Asia Credit Index[3,4]	10.86	4.83	—	4.54	26.59	—	34.17
J.P. Morgan Emerging Local Markets Plus Asia Index[4,5]	1.15	0.15	—	0.09	0.77	—	0.63
Blended Index[4,6]	5.93	2.49	—	2.31	13.07	—	16.35

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Asia Pacific Total Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The J.P. Morgan Asia Credit Index measures the performance of Asia ex Japan U.S.D. denominated bond market.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The J.P. Morgan Emerging Local Markets Plus Asia Index tracks total returns for local-currency-denominated money market instruments in over 20 emerging markets countries.
6	The Blended Index is 50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Markets Plus Asia Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares the gross expense is 0.80% and the net expense is 0.79%. Net expense reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expense would apply.

4

Core Bond Fund

Subadvisor: Wells Capital Management, Incorporated
Portfolio Managers: Maulik Bhansali, CFA, Thomas O’Connor, CFA, Jarad Vasquez

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks total return consisting of income and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities, and money market instruments.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
U.S. Government Agency	29.4
U.S. Government	26.6
Corporate bonds	24.9
Asset backed securities	8.4
Collateralized mortgage obligations	7.5
Foreign government obligations	0.5
Municipal bonds	0.5
Short-term investments	2.2

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Core Bond Fund Class NAV shares returned 9.58% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 10.17%.

Environment  >  Early during the period, the U.S. economy began to cool amid signals of a synchronized deceleration of global growth and more pronounced weakness in China and parts of Europe. Despite this and with trade and political risks mounting, stocks rose to new highs, as market participants were keenly focused on a growing economy offset by tighter monetary policy, with forecasts for rate hikes extending through 2020. Fixed-income markets performed well. Credit spreads moved tighter while rates trended somewhat higher, despite inflationary pressures remaining non-existent.

Toward year-end, credit spreads began to leak wider, despite solid growth and with the unemployment rate touching a 45-year low. As anticipated, the Federal Reserve (Fed) board unanimously decided to raise its key federal funds rate in December 2018, the third hike of the year and as it turns out, perhaps the last one for quite a while. Stocks plunged at year end amid a ferocious flight to quality amid slowing global economies, fears of trade war and the potential for policy mistakes.

As we moved into 2019, a more tepid Fed has completely reversed course, sounding off a more dovish tone. Stock and credit markets rebounded in spectacular fashion. The yield curve inverted somewhat during the first of the year, and more so toward the end of August 2019, perhaps a harbinger of the slowdown underway and a result of trade tensions between the U.S. and China. Futures markets indicated a rate cut in the intermediate term, an astounding reversal of conditions heading into year end.

The return of volatility was a welcome return for security selectors and active managers alike. Despite the ensuing reversal of stock prices and credit spreads amid the actions of Fed Chairman Jay Powell and the Federal Open Market Committee, as well as central banks around the globe, we believe that the conditions driving volatility remain firmly in place, with many doubts surrounding the resolution of trade and Brexit, mounting political risks and all while the global economy continues to sputter. We look forward to employing our risk-constrained investment process in what could be very disorderly markets, laden with security price inefficiencies.

Security selection within asset-backed securities (ABS) detracted, with the majority of the negative attribution due to our positioning in student loan ABS.

Security selection within the credit sector was one of the largest positive contributors to performance. Security selection with agency pass-throughs and collateralized mortgage obligations contributed to performance, although an up-in-coupon bias presented headwinds during the rate rally at the end of the period. Sector overweights to ABS and commercial mortgage-backed securities also contributed to performance.

Consistent with our bottom-up process, we maintain a neutral duration. We continue to favor ABS on stable fundamentals within the core sectors of the market while having reduced our position somewhat on strong performance. We moved to a slight overweight in credit from neutral, being prepared to take advantages of dislocations within a risk-constrained framework. We increased our overweight to agency mortgage-backed securities, seeing a healthy opportunity set as market participants adjust to rapid shifts in the interest rate environment. We remain nimble and agile and stand ready to take advantage of security selection opportunities as they arise.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
Core Bond Fund Class 1	9.59	2.96	4.08	15.71	49.14
Core Bond Fund Class NAV	9.58	3.00	4.13	15.94	49.85
Bloomberg Barclays U.S. Aggregate Bond Index[3,4]	10.17	3.35	3.91	17.89	46.78

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Core Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 0.66% and 0.61%, respectively, and the net expenses are 0.65% and 0.60%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

5

Global Bond Fund

Subadvisor: Pacific Investment Management Company LLC
Portfolio Manager: Andrew Balls, Sachin Gupta, Lorenzo Pagani, Ph.D

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries, one of which may be the United States, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Portfolio Composition*	% of Total
Corporate bonds	30.7
U.S. Government Agency	25.3
Foreign government obligations	17.7
Collateralized mortgage obligations	11.0
U.S. Government	8.3
Asset backed securities	1.7
Municipal bonds	0.8
Term loans	0.4
Escrow shares	0.2
Short-term investments	3.9

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Global Bond Fund Class 1 shares returned 5.75% and the Bloomberg Barclays Global Aggregate Bond Index returned 7.77%.

Environment  >  At the end of 2018, concerns about slowing growth, along with a slew of other sources of uncertainty, contributed to a sell-off in global equity markets. Amid the equity underperformance, credit spreads widened, developed yields fell, and the U.S. dollar weakened. Central banks remained on course for diminished monetary support as the fundamental backdrop remained solid. The Fed hiked for the 4th time in Q4, though lowered its expectations of rate increases in 2019.

Optimism over U.S.-China trade negotiations and more “patient” Fed bolstered investor sentiment to start the new year. While this led to a rally in global equities, tighter credit spreads, and emerging market currencies appreciating against the dollar, underlying growth concerns continued to persist as economic data was weaker than expected. As a result, central banks adopted a more dovish stance — global yields continued to fall.

The second half of the period can be described by the return of volatility. In light of trade war negotiations, we saw risk appetites rise and fall as trade tensions increased following a series of additional tariffs. Uncertainty drove global yields lower, eventually causing the 2Yr/10Yr Treasury yields to invert. Additionally, some softening in growth momentum around the world propelled both global equities and developed market yields lower.

Overall, interest rate strategies were negative for returns over the period. An underweight to French, Italian, and the U.K. duration detracted from performance as rates fell. However, these losses were limited by gains from European core, Denmark, and Canadian duration strategies. Long U.S. breakeven inflation positioning detracted from performance as inflation expectations lowered.

Spread sectors were positive overall. Selection within investment grade credit helped to offset losses from agency mortgage backed securities. Furthermore, allocations to non-agency mortgage-backed securities and other structured products as well as selection to emerging market debt added to performance.

Overall, currency strategies detracted from performance. Gains from euro positioning relative to the U.S. dollar were more than offset by losses driven by exposure to the Brazilian real and a basket of emerging market currencies. Interest rate strategies, which were partially facilitated through the use of futures, interest rate swaps, and options, detracted from performance over the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
Global Bond Fund Class 1	5.75	1.86	3.84	9.66	45.78
Bloomberg Barclays Global Aggregate Bond Index[3,4]	7.77	1.63	2.66	8.40	30.04

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Global Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade debt securities.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares the gross expense is 0.86% and the net expense is 0.85%. Net expense reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expense would apply.

6

High Yield Fund

Subadvisor: Western Asset Management Company
Portfolio Managers: Michael C. Buchanan, CFA, Walter E. Kilcullen, S. Kenneth Leech

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	80.8
Term loans	6.5
Asset backed securities	5.3
Convertible bonds	1.2
Common stocks	1.2
Foreign government obligations	0.9
Preferred securities	0.8
Short-term investments and other	3.3

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the High Yield Fund Class 1 shares returned 4.32% and the FTSE U.S. High-Yield Market Index returned 6.10%.

Environment  >  High yield, like all risk assets, experienced significant bouts of volatility over the reporting period. High yield was trading at relative historical highs at the beginning of the period before widening substantially in the fourth quarter of 2018 driven by fears of a Fed overtightening, weaker than expected Eurozone economic reports and heightened US and China trade tensions. Risk assets then recovered as the new year began led by a “dovish pivot” by the Fed, easing trade tensions, and continued solid economic data out of the US. Markets remained volatile for the remainder of 2019 with a number of geopolitical headlines continuing to impact markets beyond the aforementioned swings in Fed policy and trade tensions like Brexit paralysis and the Hong Kong protests. Within high yield, higher quality BB issuance outperformed lower quality CCC issuance. With oil ending the period lower, energy was unsurprisingly an underperforming sector of the market.

Asset class allocation detracted from relative performance given opportunistic exposure to bank loans and collateralized loan obligations, which generally underperformed high-yield. Industry allocation also detracted from relative performance due in large part to an overweight to underperforming energy.

Issue selection was overall negative for relative performance. Exposure to underperforming re-organized equity positions in the energy space was the primary driver of underperformance as energy prices declined over the period.

Duration positioning aided relative performance given an overweight stance as rates fell over the period. Rating positioning also aided relative performance as well as an overweight to the outperforming financials sector.

The fund employed U.S. Treasury futures and options to manage duration. They aided performance on a standalone basis. Finally, during the period equity options were used to manage the fund’s reorganized equity positions. They were beneficial for performance over the reporting period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
High Yield Fund Class 1	4.32	3.12	7.70	16.58	110.03
FTSE U.S. High Yield Market Index[3,4]	6.10	4.48	8.19	24.51	119.67
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index	6.56	4.86	8.48	26.77	125.71

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the High Yield Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The FTSE U.S. High-Yield Market Index is an unmanaged index that measures the performance of below-investment grade debt issued by corporations domiciled in the U.S. or Canada.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares the gross expense is 0.78% and the net expense is 0.77%. Net expense reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expense would apply.

7

Real Return Bond Fund

Subadvisor: Pacific Investment Management Company LLC
Portfolio Managers: Steve Rodosky, Mihir P. Worah

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks maximum real return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
U.S. Government	65.6
U.S. Government Agency	15.3
Foreign government obligations	8.3
Corporate bonds	3.7
Collateralized mortgage obligations	3.4
Asset backed securities	3.3
Municipal bonds	0.3
Short-term investments	0.1

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the Real Return Bond Fund Class NAV shares returned 6.59% and the Bloomberg Barclays Global Real U.S. TIPS Index returned 7.46%.

Environment  >  At the end of 2018, concerns about slowing growth, along with a slew of other sources of uncertainty, contributed to a sell-off in global equity markets. Amid the equity underperformance, credit spreads widened, developed yields fell, and the U.S. dollar weakened. Central banks remained on course for diminished monetary support as the fundamental backdrop remained solid. The Fed hiked for the 4th time in Q4, though lowered its expectations of rate increases in 2019.

Optimism over U.S.-China trade negotiations and more “patient” Fed bolstered investor sentiment to start the new year. While this led to a rally in global equities, tighter credit spreads, and emerging market currencies appreciating against the dollar, underlying growth concerns continued to persist as economic data was weaker than expected. As a result, central banks adopted a more dovish stance — global yields continued to fall.

The second half of the period can be described by the return of volatility. In light of trade war negotiations, we saw risk appetites rise and fall as trade tensions increased following a series of additional tariffs. Uncertainty drove global yields lower, eventually causing the 2Yr/10Yr Treasury yields to invert. Additionally, some softening in growth momentum around the world propelled both global equities and developed market yields lower.

Overall breakeven strategies were negative for returns, mainly driven by an overweight to U.S. breakeven inflation as inflation expectations lowered. However, a short breakeven position in the E.U. and U.K. contributed to performance. Real duration strategies were positive in the U.K. and U.S.; however, an underweight to nominal duration detracted from performance predominantly in the Eurozone and in the U.S.

Overall, currency positions added to performance, driven by positions in the Euro and a basket of emerging market currencies. Spread strategies were negative for returns as positions in agency mortgage backed securities detracted from performance. Interest rate strategies, which were partially facilitated through the use of futures, interest rate swaps, and options, detracted from performance over the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
Real Return Bond Fund Class 1	6.48	1.47	3.51	7.56	41.23
Real Return Bond Fund Class NAV	6.59	1.52	3.57	7.84	41.98
Bloomberg Barclays U.S. TIPS Index[3,4]	7.46	2.21	3.82	11.56	45.48

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Real Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Bloomberg Barclays U.S. TIPS Index is an unmanaged index that consists of Inflation-Protection securities issued by the U.S. Treasury.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 1.10% and 1.05%, respectively, and the net expenses are 1.09% and 1.04%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

8

U.S. High Yield Bond Fund

Subadvisor: Wells Capital Management, Incorporated
Portfolio Managers: Niklas Nordenfelt, CFA, Philip Susser

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks total return with a high level of current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities that are below-investment-grade (sometimes referred to as “junk bonds” or high yield securities).

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	93.1
Term loans	3.9
Convertible bonds	1.1
Rights	0.1
Short-term investments and other	1.8

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2019, the U.S. High Yield Bond Fund Class NAV shares returned 5.55% and the ICE Bank of America Merrill Lynch U.S. High Yield Master II Index returned 6.58%.

Environment  >  This was a particularly strong year for high yield. The strength was particularly concentrated among long duration bonds. The fund was underweight risk and duration going into the year. While this positioning helped the fund outperform the benchmark in calendar year 2018, it has been a headwind in 2019. The fund is cautiously positioned on the view that longer-dated rates are either going higher (most likely outcome) or there will need to be more signs of economic contraction causing spreads to widen meaningfully to justify the current rate environment.

Sector allocation was slightly negative in aggregate: an overweight to and negative selection within oil field services and wireless, and an underweight to and negative selection within cable/satellite all hurt relative performance. An underweight to longer duration bonds, in particular the 7-10 year maturity bucket, also hurt relative performance. Three overweight energy names, Bristow Group, Inc. (sold prior to year end), Ultra Resources, Inc. and Valaris PLC, drove the majority the selection underperformance.

Ratings allocations was overall positive over the period due to a bias towards higher quality. Underweight CCC’s and a slight overweight BBB’s both contributed to performance. Additionally, avoiding EP Energy and Frontier Communications were the two largest issue-level relative contributors.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2019	1-year	5-year	10-year	5-year	10-year
U.S. High Yield Bond Fund Class 1	5.58	4.51	7.17	24.70	99.84
U.S. High Yield Bond Fund Class NAV	5.55	4.55	7.21	24.93	100.59
ICE BofA Merrill Lynch U.S. High Yield Master II Index[3,4]	6.58	4.85	8.44	26.73	124.95

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the U.S. High Yield Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The ICE BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class NAV shares the gross expenses are 0.85% and 0.80%, respectively, and the net expenses are 0.84% and 0.79%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

9

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2019 through August 31, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 3-1-2019	Ending value on 8-31-2019	Expenses paid during period ended 8-31-2019[1]	Annualized expense ratio
Asia Pacific Total Return Bond Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,030.30	$ 4.30	0.84%
	Hypothetical example	1,000.00	1,021.00	4.28	0.84%
Core Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,077.00	$ 3.40	0.65%
	Hypothetical example	1,000.00	1,021.90	3.31	0.65%
Class NAV	Actual expenses/actual returns	1,000.00	1,076.60	3.14	0.60%
	Hypothetical example	1,000.00	1,022.20	3.06	0.60%
Global Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,051.50	$ 7.91	1.53%
	Hypothetical example	1,000.00	1,017.50	7.78	1.53%
High Yield Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,039.30	$ 4.21	0.82%
	Hypothetical example	1,000.00	1,021.10	4.18	0.82%
Real Return Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,068.80	$10.79	2.07%
	Hypothetical example	1,000.00	1,014.80	10.51	2.07%
Class NAV	Actual expenses/actual returns	1,000.00	1,069.70	10.54	2.02%
	Hypothetical example	1,000.00	1,015.00	10.26	2.02%
U.S. High Yield Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,037.10	$ 4.42	0.86%
	Hypothetical example	1,000.00	1,020.90	4.38	0.86%
Class NAV	Actual expenses/actual returns	1,000.00	1,037.40	4.16	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
10

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
U.S. Government - 3.0%
U.S. Treasury Bonds
2.250%, 08/15/2049		$6,250,000	$6,646,729
2.875%, 05/15/2049		2,000,000	2,409,922
			9,056,651
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,742,557)			$9,056,651
FOREIGN GOVERNMENT OBLIGATIONS - 43.2%
Canada - 0.5%
Province of British Columbia 6.600%, 01/09/2020 (A)	INR	106,000,000	1,479,587
India - 6.1%
Republic of India
7.590%, 01/11/2026		450,000,000	6,627,177
7.680%, 12/15/2023		85,000,000	1,249,368
8.120%, 12/10/2020		450,000,000	6,478,435
9.150%, 11/14/2024		250,000,000	3,931,287
			18,286,267
Indonesia - 14.1%
Republic of Indonesia
6.125%, 05/15/2028	IDR	120,000,000,000	7,787,945
6.625%, 05/15/2033		196,112,000,000	12,575,875
7.000%, 05/15/2027		24,000,000,000	1,663,257
8.250%, 05/15/2029		102,000,000,000	7,688,734
8.375%, 03/15/2024 to 04/15/2039		172,516,000,000	12,847,470
			42,563,281
Malaysia - 7.7%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,795,846
3.620%, 11/30/2021		36,500,000	8,770,589
3.757%, 04/20/2023		26,000,000	6,299,099
4.181%, 07/15/2024		18,000,000	4,458,555
4.392%, 04/15/2026		8,000,000	2,024,200
			23,348,289
Philippines - 3.2%
Republic of Philippines
3.500%, 04/21/2023	PHP	247,000,000	4,637,915
3.625%, 09/09/2025		142,233,286	2,626,186
3.900%, 11/26/2022		131,000,000	2,490,259
			9,754,360
Singapore - 2.4%
Republic of Singapore 2.750%, 07/01/2023	SGD	9,500,000	7,116,099
South Korea - 7.8%
Republic of Korea
1.750%, 06/10/2020	KRW	8,200,000,000	6,799,513
2.000%, 12/10/2021		2,800,000,000	2,352,419
2.250%, 06/10/2021		7,900,000,000	6,640,505
2.375%, 03/10/2023		8,000,000,000	6,866,301
5.000%, 06/10/2020		1,000,000,000	849,739
			23,508,477
Thailand - 1.4%
Kingdom of Thailand 1.200%, 07/14/2021	THB	131,214,000	4,259,225
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $134,450,067)			$130,315,585
CORPORATE BONDS - 51.4%
Australia - 1.3%
Shandong Energy Australia Pty, Ltd. 4.550%, 07/26/2020		$2,200,000	2,190,480
Asia Pacific Total Return Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Australia (continued)
Westpac Banking Corp. 4.421%, 07/24/2039	$1,593,000	$1,775,998
		3,966,478
Cayman Islands - 1.0%
Landmark Funding 2019, Ltd. 4.500%, 03/26/2022	3,000,000	3,019,242
China - 8.3%
China Aoyuan Group, Ltd. 7.950%, 09/07/2021	3,100,000	3,194,259
China SCE Group Holdings, Ltd. 7.375%, 04/09/2024	3,000,000	2,839,989
Country Garden Holdings Company, Ltd. 5.625%, 12/15/2026	2,000,000	2,031,035
Franshion Brilliant, Ltd. (4.000% to 1-3-23, then 5 Year CMT + 5.238%) 01/03/2023 (B)	3,000,000	2,924,697
New Metro Global, Ltd. 6.500%, 04/23/2021	1,600,000	1,500,427
Times China Holdings, Ltd. 7.850%, 06/04/2021	2,000,000	2,035,055
Weibo Corp. 3.500%, 07/05/2024	3,500,000	3,568,138
West China Cement, Ltd. 6.500%, 09/11/2019	750,000	749,316
Yuzhou Properties Company, Ltd. 6.375%, 03/06/2021	3,200,000	3,186,714
Zhenro Properties Group, Ltd. 8.650%, 01/21/2023	3,000,000	2,929,324
		24,958,954
Hong Kong - 12.8%
Chong Hing Bank, Ltd. (3.876% to 7-26-22, then 5 Year CMT + 2.030%) 07/26/2027	3,000,000	3,013,814
CMB Wing Lung Bank, Ltd. (3.750% to 11-22-22, then 5 Year CMT + 1.750%) 11/22/2027	3,000,000	3,013,527
Concord New Energy Group, Ltd. 7.900%, 01/23/2021	3,000,000	3,004,341
Far East Horizon, Ltd. (3 month LIBOR + 2.000%) 4.332%, 07/03/2021 (C)	4,000,000	4,020,400
GET International Investment Holdings, Ltd. 3.750%, 07/18/2022	1,151,000	1,154,562
Health & Happiness H&H International Holdings, Ltd.
7.250%, 06/21/2021	898,000	906,349
7.250%, 06/21/2021 (A)	1,112,000	1,122,359
Lenovo Perpetual Securities, Ltd. (5.375% to 3-16-22, then 5 Year CMT + 6.257%) 03/16/2022 (B)	2,000,000	1,941,549
Melco Resorts Finance, Ltd. 5.625%, 07/17/2027 (A)	1,088,000	1,108,503
Shandong Iron and Steel Xinheng International Company, Ltd. 6.500%, 06/14/2021	800,000	804,268
Shanghai Commercial Bank, Ltd. (3.750% to 11-29-22, then 5 Year CMT + 1.705%) 11/29/2027	3,000,000	3,035,938

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Hong Kong (continued)
Shanghai Commercial Bank, Ltd. (5.000% to 1-17-24, then 5 Year CMT + 2.500%) 01/17/2029		$500,000	$533,254
Studio City Finance, Ltd. 7.250%, 02/11/2024 (A)		1,749,000	1,829,891
Vanke Real Estate Hong Kong Company, Ltd. 3.850%, 06/13/2022	CNY	16,000,000	2,239,500
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) 09/14/2022 (B)		$4,100,000	4,083,022
Yingde Gases Investment, Ltd. 6.250%, 01/19/2023 (A)		3,400,000	3,442,153
Zoomlion HK SPV Company, Ltd. 6.125%, 12/20/2022		3,300,000	3,333,330
			38,586,760
India - 2.2%
HPCL-Mittal Energy, Ltd. 5.250%, 04/28/2027		2,000,000	2,012,915
ICICI Bank, Ltd. 3.650%, 01/14/2020	SGD	2,500,000	1,807,303
Vedanta Resources, Ltd. 7.125%, 05/31/2023		$3,000,000	2,869,500
			6,689,718
Indonesia - 4.7%
ABM Investama Tbk PT 7.125%, 08/01/2022 (A)		2,800,000	2,101,686
Chandra Asri Petrochemical Tbk PT 4.950%, 11/08/2024		3,500,000	3,390,363
Indonesia Asahan Aluminium Persero PT 6.530%, 11/15/2028		1,500,000	1,865,045
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	11,300,000,000	778,967
Pertamina Persero PT 6.450%, 05/30/2044		$2,000,000	2,658,344
Perusahaan Listrik Negara PT 6.150%, 05/21/2048		2,500,000	3,236,660
			14,031,065
Isle of Man - 1.4%
Gohl Capital, Ltd. 4.250%, 01/24/2027		4,000,000	4,227,810
Macau - 0.4%
MGM China Holdings, Ltd. 5.875%, 05/15/2026 (A)		1,306,000	1,358,240
Malaysia - 1.3%
Press Metal Labuan, Ltd. 4.800%, 10/30/2022		2,000,000	1,968,601
SD International Sukuk, Ltd. 6.300%, 05/09/2022		2,000,000	2,031,526
			4,000,127
Mauritius - 2.7%
Greenko Investment Company 4.875%, 08/16/2023		2,100,000	2,075,939
HT Global IT Solutions Holdings, Ltd. 7.000%, 07/14/2021		2,900,000	2,979,429
UPL Corp., Ltd. 4.500%, 03/08/2028		3,000,000	3,147,211
			8,202,579
Netherlands - 0.7%
Greenko Dutch BV 5.250%, 07/24/2024		2,000,000	2,001,000
Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Singapore - 3.7%
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		$1,200,000	$1,142,548
5.875%, 11/09/2024		1,800,000	1,713,782
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		2,160,000	2,144,749
Singapore Post, Ltd. (4.250% to 3-2-22, then 10 Year Singapore Swap Offered Rate + 3.692%) 03/02/2022 (B)	SGD	5,000,000	3,717,992
TBLA International Pte, Ltd. 7.000%, 01/24/2023		$2,500,000	2,457,521
			11,176,592
South Korea - 5.2%
Busan Bank Company, Ltd. 3.625%, 07/25/2026		3,000,000	3,063,909
DB Insurance Company, Ltd. 3.865%, 05/25/2027	KRW	8,000,000,000	7,194,858
Export-Import Bank of Korea 6.200%, 08/07/2021	INR	137,000,000	1,905,549
The Korea Development Bank 7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,530,864
			15,695,180
Supranational - 3.5%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,783,186
6.450%, 08/08/2021	INR	360,000,000	5,047,478
International Finance Corp. 3.100%, 09/24/2019	CNY	20,000,000	2,793,905
			10,624,569
United States - 2.2%
Incitec Pivot Finance LLC 3.950%, 08/03/2027		$2,225,000	2,275,518
Resorts World Las Vegas LLC
4.625%, 04/16/2029 (A)		3,400,000	3,591,806
4.625%, 04/16/2029		600,000	633,665
			6,500,989
TOTAL CORPORATE BONDS (Cost $154,539,975)			$155,039,303
Total Investments (Asia Pacific Total Return Bond Fund) (Cost $297,732,599) - 97.6%			$294,411,539
Other assets and liabilities, net - 2.4%			7,296,429
TOTAL NET ASSETS - 100.0%			$301,707,968
Currency Abbreviations
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	155	Short	Jan 2020	$(33,493,025)	$(33,496,953)	$(3,928)
						$(3,928)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 60.7%
U.S. Government – 28.8%
U.S. Treasury Bonds
2.250%, 08/15/2049	$8,589,000	$9,134,200
2.750%, 08/15/2047	26,353,000	30,799,039
2.875%, 08/15/2045 to 05/15/2049	30,730,000	36,531,125
3.000%, 11/15/2044	41,740,000	50,490,726
3.125%, 02/15/2043 to 08/15/2044	46,294,000	57,037,405
U.S. Treasury Notes
1.125%, 02/28/2021	49,752,000	49,378,860
1.250%, 08/31/2024	22,844,000	22,689,625
1.375%, 08/31/2020	26,379,000	26,264,622
1.500%, 07/15/2020 to 08/15/2022	36,954,000	37,004,797
1.625%, 08/15/2029	17,136,000	17,330,788
1.750%, 12/31/2020 to 07/31/2024	34,069,000	34,336,615
1.875%, 07/31/2026	6,875,000	7,065,137
2.000%, 10/31/2022	10,361,000	10,541,508
2.125%, 05/31/2021 to 05/31/2026	23,587,000	23,926,082
2.250%, 03/31/2021 to 11/15/2025	26,513,000	27,162,023
2.375%, 04/15/2021	5,712,000	5,780,946
2.500%, 06/30/2020 to 02/28/2021	34,210,000	34,595,846
2.625%, 11/15/2020 to 12/31/2025	92,941,000	95,417,196
2.750%, 08/15/2021 to 08/31/2025	206,350,000	217,562,964
2.875%, 10/31/2023	32,218,000	34,099,481
		827,148,985
U.S. Government Agency – 31.9%
Federal Home Loan Mortgage Corp.
2.500%, 06/01/2028 (A)	3,377,910	3,431,157
3.000%, 05/01/2047	1,263,876	1,312,177
3.500%, 05/01/2046 to 09/01/2049	63,160,235	66,281,952
3.500%, 04/01/2049 (A)	3,504,711	3,676,334
4.000%, 01/01/2035 to 05/01/2049	5,395,111	5,727,145
4.000%, 02/01/2049 (A)	16,432,361	17,162,413
4.500%, 06/01/2039 to 07/01/2039	128,770	139,931
5.000%, 05/01/2048	3,384,891	3,734,299
Federal National Mortgage Association
2.500%, 08/01/2031 (A)	2,453,000	2,491,280
2.615%, (12 month LIBOR + 1.584%), 05/01/2045 (B)	2,119,058	2,145,879
2.662%, (12 month LIBOR + 1.586%), 01/01/2046 (B)	10,255,454	10,391,489
2.748%, (12 month LIBOR + 1.578%), 06/01/2045 (B)	2,838,718	2,878,480
2.953%, (12 month LIBOR + 1.599%), 08/01/2047 (B)	1,174,603	1,204,094
3.000%, TBA (A)	44,200,000	45,052,923
3.000%, 01/01/2043	4,047,241	4,177,879
3.128%, (12 month LIBOR + 1.620%), 03/01/2047 (B)	1,341,937	1,381,740
3.500%, TBA (A)	44,000,000	45,213,436
3.500%, 09/01/2033 to 08/01/2049	125,314,187	131,480,839
3.500%, 08/01/2049 (A)	17,600,000	18,483,858
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.000%, 07/01/2033 to 06/01/2049	$113,883,746	$119,926,837
4.000%, 01/01/2049 to 06/01/2049 (A)	54,442,431	56,993,303
4.500%, 05/01/2034 to 08/01/2049	34,368,281	37,290,811
5.000%, 07/01/2044 to 08/01/2049	98,572,008	109,052,992
5.500%, 06/01/2049	9,612,746	10,842,475
Government National Mortgage Association
3.000%, TBA (A)	47,700,000	49,092,265
3.500%, TBA (A)	32,500,000	33,748,986
3.500%, 05/20/2046 to 08/20/2049	18,121,438	19,211,568
3.500%, 09/20/2049 (A)	625,000	662,341
4.000%, 10/20/2047 to 08/20/2049	30,761,597	32,397,620
4.500%, 08/15/2047 to 05/20/2049	20,046,804	21,359,813
5.000%, 12/20/2039 to 06/20/2049	53,492,172	56,626,105
		913,572,421
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,705,972,187)		$1,740,721,406
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Colombia – 0.0%
Republic of Colombia 5.200%, 05/15/2049	705,000	884,070
Mexico – 0.4%
Government of Mexico
4.500%, 04/22/2029	7,848,000	8,662,308
4.500%, 01/31/2050	1,642,000	1,758,582
4.600%, 02/10/2048	1,722,000	1,881,285
		12,302,175
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	1,478,000	1,736,650
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,418,609)		$14,922,895
CORPORATE BONDS – 27.1%
Communication services – 2.2%
America Movil SAB de CV 3.625%, 04/22/2029	1,319,000	1,419,587
AT&T, Inc.
3.400%, 05/15/2025	1,997,000	2,097,495
3.800%, 02/15/2027	796,000	849,886
4.300%, 02/15/2030	694,000	770,638
4.350%, 03/01/2029	1,523,000	1,702,943
4.850%, 03/01/2039	980,000	1,126,943
5.150%, 02/15/2050	1,801,000	2,137,790
5.250%, 03/01/2037	585,000	695,403
5.350%, 12/15/2043	490,000	567,301

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AT&T, Inc. (continued)
5.375%, 10/15/2041	$784,000	$929,749
5.450%, 03/01/2047	706,000	866,126
5.700%, 03/01/2057	585,000	741,015
Charter Communications Operating LLC
4.464%, 07/23/2022	960,000	1,014,351
5.375%, 05/01/2047	1,574,000	1,748,064
Comcast Corp.
3.300%, 10/01/2020	5,570,000	5,651,046
3.450%, 10/01/2021	2,466,000	2,539,987
3.700%, 04/15/2024	1,964,000	2,103,490
3.950%, 10/15/2025	1,776,000	1,944,606
4.000%, 03/01/2048	1,490,000	1,683,769
4.150%, 10/15/2028	992,000	1,125,481
4.600%, 10/15/2038	2,487,000	3,010,128
4.700%, 10/15/2048	499,000	624,338
4.950%, 10/15/2058	743,000	964,737
Discovery Communications LLC
4.125%, 05/15/2029	1,376,000	1,472,235
5.300%, 05/15/2049	1,803,000	2,062,664
Fox Corp.
4.030%, 01/25/2024 (C)	1,045,000	1,119,185
4.709%, 01/25/2029 (C)	698,000	808,546
5.576%, 01/25/2049 (C)	1,119,000	1,455,944
Telefonica Emisiones SA 5.520%, 03/01/2049	1,625,000	1,978,527
The Walt Disney Company 4.950%, 10/15/2045 (C)	947,000	1,285,523
Time Warner Cable LLC 6.550%, 05/01/2037	694,000	840,250
Verizon Communications, Inc.
4.016%, 12/03/2029 (C)	2,477,000	2,797,762
4.125%, 08/15/2046	2,375,000	2,699,682
4.272%, 01/15/2036	436,000	500,589
4.329%, 09/21/2028	2,683,000	3,081,893
4.400%, 11/01/2034	2,127,000	2,463,910
4.522%, 09/15/2048	487,000	586,474
4.672%, 03/15/2055	262,000	322,701
5.012%, 04/15/2049	487,000	622,550
5.500%, 03/16/2047	947,000	1,271,154
Viacom, Inc. 5.850%, 09/01/2043	829,000	1,037,252
		62,721,714
Consumer discretionary – 1.0%
Ford Motor Company 4.750%, 01/15/2043	3,921,000	3,523,362
Ford Motor Credit Company LLC 4.542%, 08/01/2026	3,049,000	3,110,320
General Motors Company 5.950%, 04/01/2049	2,593,000	2,877,444
Lowe's Companies, Inc. 3.650%, 04/05/2029	4,675,000	5,079,598
McDonald's Corp.
2.625%, 09/01/2029	2,151,000	2,172,704
3.625%, 09/01/2049	1,452,000	1,509,642
4.450%, 09/01/2048	1,457,000	1,731,501
Starbucks Corp.
3.550%, 08/15/2029	1,000,000	1,094,181
3.750%, 12/01/2047	836,000	879,161
3.800%, 08/15/2025	108,000	117,126
4.500%, 11/15/2048	1,078,000	1,271,789
The Home Depot, Inc. 4.500%, 12/06/2048	2,385,000	3,034,958
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Trustees of the University of Pennsylvania 3.610%, 12/31/2099	$915,000	$1,074,939
		27,476,725
Consumer staples – 2.1%
Altria Group, Inc.
3.875%, 09/16/2046	514,000	504,870
4.400%, 02/14/2026	1,058,000	1,160,137
4.800%, 02/14/2029	1,045,000	1,183,310
5.950%, 02/14/2049	515,000	661,199
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	2,046,000	2,198,551
4.900%, 02/01/2046	3,728,000	4,454,292
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	3,087,000	3,380,327
4.900%, 01/23/2031	1,748,000	2,093,408
5.550%, 01/23/2049	1,554,000	2,047,097
BAT Capital Corp.
2.297%, 08/14/2020	1,507,000	1,507,163
3.222%, 08/15/2024	1,552,000	1,596,476
Constellation Brands, Inc.
3.150%, 08/01/2029	2,753,000	2,840,787
3.200%, 02/15/2023	495,000	510,718
3.500%, 05/09/2027	706,000	744,260
3.600%, 02/15/2028	1,560,000	1,658,823
3.700%, 12/06/2026	833,000	893,958
4.400%, 11/15/2025	151,000	167,552
Costco Wholesale Corp.
2.750%, 05/18/2024	2,544,000	2,642,077
3.000%, 05/18/2027	3,361,000	3,589,004
Danone SA
2.589%, 11/02/2023 (C)	1,005,000	1,022,265
2.947%, 11/02/2026 (C)	7,018,000	7,272,727
Kraft Heinz Foods Company 2.800%, 07/02/2020	2,973,000	2,974,977
Nestle Holdings, Inc.
3.100%, 09/24/2021 (C)	1,180,000	1,206,423
3.350%, 09/24/2023 (C)	1,541,000	1,627,666
3.900%, 09/24/2038 (C)	368,000	432,800
Reynolds American, Inc. 5.850%, 08/15/2045	741,000	835,926
Walmart, Inc.
3.250%, 07/08/2029	2,215,000	2,427,861
3.550%, 06/26/2025	2,577,000	2,797,801
3.700%, 06/26/2028	5,121,000	5,752,500
3.950%, 06/28/2038	300,000	360,257
4.050%, 06/29/2048	503,000	626,318
		61,171,530
Energy – 2.8%
Anadarko Finance Company 7.500%, 05/01/2031	515,000	686,037
Anadarko Petroleum Corp.
4.850%, 03/15/2021	890,000	920,071
6.600%, 03/15/2046	524,000	698,695
Andeavor Logistics LP
3.500%, 12/01/2022	1,135,000	1,165,758
5.200%, 12/01/2047	1,409,000	1,519,719
BP Capital Markets America, Inc.
3.410%, 02/11/2026	2,707,000	2,879,643
3.796%, 09/21/2025	1,971,000	2,134,143
3.937%, 09/21/2028	4,599,000	5,138,346
Cimarex Energy Company 4.375%, 03/15/2029	3,116,000	3,312,381
Devon Energy Corp. 5.600%, 07/15/2041	1,621,000	1,989,371

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ecopetrol SA 5.875%, 05/28/2045	$960,000	$1,128,010
Enbridge, Inc. 2.900%, 07/15/2022	2,107,000	2,147,732
Encana Corp.
6.500%, 02/01/2038	1,017,000	1,239,018
6.625%, 08/15/2037	919,000	1,149,219
Energy Transfer Operating LP
5.250%, 04/15/2029	874,000	1,001,169
5.500%, 06/01/2027	1,216,000	1,397,618
5.875%, 01/15/2024	2,924,000	3,271,663
6.125%, 12/15/2045	500,000	594,676
Enterprise Products Operating LLC
3.125%, 07/31/2029	3,295,000	3,412,865
4.200%, 01/31/2050	2,559,000	2,783,855
4.800%, 02/01/2049	300,000	352,485
Hess Corp.
3.500%, 07/15/2024	427,000	436,221
5.800%, 04/01/2047	181,000	209,366
6.000%, 01/15/2040	1,460,000	1,659,116
7.125%, 03/15/2033	358,000	449,585
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	719,000	848,842
6.950%, 01/15/2038	494,000	656,024
7.300%, 08/15/2033	162,000	219,696
Kinder Morgan, Inc.
5.000%, 02/15/2021 (C)	3,030,000	3,136,932
5.550%, 06/01/2045	551,000	661,221
Marathon Oil Corp.
4.400%, 07/15/2027	395,000	425,450
6.600%, 10/01/2037	261,000	328,256
MPLX LP
4.700%, 04/15/2048	458,000	471,595
5.500%, 02/15/2049	808,000	926,155
Noble Energy, Inc.
3.850%, 01/15/2028	366,000	381,761
4.950%, 08/15/2047	1,714,000	1,906,974
5.050%, 11/15/2044	1,375,000	1,528,386
ONEOK, Inc. 3.400%, 09/01/2029	3,761,000	3,771,043
Petroleos Mexicanos
2.378%, 04/15/2025	525,000	533,748
2.460%, 12/15/2025	2,210,650	2,255,766
6.350%, 02/12/2048	4,187,000	3,848,900
6.750%, 09/21/2047	1,886,000	1,796,415
Plains All American Pipeline LP 4.900%, 02/15/2045	1,323,000	1,358,450
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (C)	1,989,000	2,029,097
Spectra Energy Partners LP 3.375%, 10/15/2026	999,000	1,037,965
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	1,785,000	1,911,007
5.400%, 10/01/2047	487,000	543,187
The Williams Companies, Inc. 3.900%, 01/15/2025	716,000	752,859
Total Capital International SA
2.434%, 01/10/2025	3,984,000	4,066,744
2.829%, 01/10/2030	3,287,000	3,400,876
Western Midstream Operating LP 5.500%, 08/15/2048	1,033,000	964,955
		81,439,066
Financials – 7.8%
American Express Company
2.500%, 07/30/2024	4,998,000	5,087,687
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American Express Company (continued)
2.750%, 05/20/2022	$3,259,000	$3,322,188
3.125%, 05/20/2026	2,259,000	2,373,190
American International Group, Inc.
4.200%, 04/01/2028	1,523,000	1,679,304
4.250%, 03/15/2029	992,000	1,099,986
4.375%, 01/15/2055	765,000	833,897
4.500%, 07/16/2044	837,000	956,844
Banco Santander SA
2.706%, 06/27/2024	3,400,000	3,461,030
3.306%, 06/27/2029	1,600,000	1,675,539
Bank of America Corp. (4.330% to 3-15-49, then 3 month LIBOR + 1.520%) 03/15/2050	814,000	990,639
Bank of America Corp. (2.328% to 10-1-20, then 3 month LIBOR + 0.630%) 10/01/2021	4,436,000	4,442,973
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	9,189,000	9,546,331
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	2,502,000	2,623,193
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	3,836,000	4,048,230
Bank of America Corp. (3.458% to 3-15-24, then 3 month LIBOR + 0.970%) 03/15/2025	7,331,000	7,709,650
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	3,112,000	3,312,283
Barclays PLC (3.932% to 5-7-24, then 3 month LIBOR + 1.610%) 05/07/2025	3,456,000	3,553,009
Barclays PLC (4.338% to 5-16-23, then 3 month LIBOR + 1.356%) 05/16/2024	826,000	861,001
Barclays PLC (4.972% to 5-16-28, then 3 month LIBOR + 1.902%) 05/16/2029	1,908,000	2,096,939
BB&T Corp.
2.500%, 08/01/2024	5,992,000	6,085,410
3.050%, 06/20/2022	3,446,000	3,535,046
BNP Paribas SA 4.400%, 08/14/2028 (C)	2,017,000	2,254,667
Burlington Northern Santa Fe LLC
3.550%, 02/15/2050	1,440,000	1,576,857
4.900%, 04/01/2044	559,000	717,120
Canadian Imperial Bank of Commerce (2.606% to 7-22-22, then 3 month LIBOR + 0.785%) 07/22/2023	6,982,000	7,056,305
Capital One Financial Corp. 3.300%, 10/30/2024	1,028,000	1,065,634
Citibank NA (2.844% to 5-20-21, then 3 month LIBOR + 0.596%) 05/20/2022	5,927,000	5,993,315
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025	2,286,000	2,388,390
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	4,426,000	4,892,001
Citigroup, Inc. (4.044% to 6-1-23, then 3 month LIBOR + 1.023%) 06/01/2024	2,497,000	2,657,529
Credit Suisse Group AG 4.282%, 01/09/2028 (C)	3,867,000	4,205,171

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (3.869% to 1-12-28, then 3 month LIBOR + 1.410%) 01/12/2029 (C)	$1,260,000	$1,342,205
GE Capital International Funding Company Unlimited Company
2.342%, 11/15/2020	647,000	643,373
4.418%, 11/15/2035	1,018,000	1,034,305
HSBC Holdings PLC (3.803% to 3-11-24, then 3 month LIBOR + 1.211%) 03/11/2025	5,188,000	5,411,456
HSBC Holdings PLC (3.973% to 5-22-29, then 3 month LIBOR + 1.610%) 05/22/2030	4,229,000	4,540,979
JPMorgan Chase & Co. 2.950%, 10/01/2026	1,773,000	1,839,236
JPMorgan Chase & Co. (3.207% to 4-1-22, then 3 month LIBOR + 0.695%) 04/01/2023	11,057,000	11,367,541
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025	574,000	600,004
JPMorgan Chase & Co. (3.559% to 4-23-23, then 3 month LIBOR + 0.730%) 04/23/2024	995,000	1,044,896
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	498,000	543,766
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024	499,000	530,066
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	1,436,000	1,609,847
JPMorgan Chase & Co. (3.897% to 1-23-48, then 3 month LIBOR + 1.220%) 01/23/2049	1,772,000	2,037,122
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	1,276,000	1,417,858
JPMorgan Chase & Co. (4.023% to 12-5-23, then 3 month LIBOR + 1.000%) 12/05/2024	967,000	1,038,977
Liberty Mutual Group, Inc. 4.569%, 02/01/2029 (C)	2,769,000	3,151,492
Lincoln National Corp. 3.050%, 01/15/2030	3,239,000	3,282,536
MidAmerican Energy Company 4.250%, 07/15/2049	947,000	1,165,430
Mitsubishi UFJ Financial Group, Inc.
2.623%, 07/18/2022	2,540,000	2,569,807
3.407%, 03/07/2024	3,591,000	3,769,695
Mizuho Financial Group, Inc. (2.721% to 7-16-22, then 3 month LIBOR + 0.840%) 07/16/2023	4,351,000	4,403,855
Morgan Stanley
2.625%, 11/17/2021	3,973,000	4,014,604
2.750%, 05/19/2022	8,000	8,137
3.700%, 10/23/2024	2,869,000	3,064,682
4.375%, 01/22/2047	479,000	582,437
Morgan Stanley (4.457% to 4-22-38, then 3 month LIBOR + 1.431%) 04/22/2039	935,000	1,109,527
Nationwide Building Society (3.960% to 7-18-29, then 3 month LIBOR + 1.855%) 07/18/2030 (C)	4,267,000	4,490,678
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. 4.350%, 02/25/2050	$1,672,000	$1,996,854
Reinsurance Group of America, Inc. 3.900%, 05/15/2029	1,960,000	2,108,246
Santander Holdings USA, Inc.
3.500%, 06/07/2024	9,433,000	9,756,996
4.500%, 07/17/2025	1,556,000	1,675,331
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/2024	4,981,000	5,066,164
3.040%, 07/16/2029	3,984,000	4,122,333
Synchrony Financial
4.500%, 07/23/2025	996,000	1,070,417
5.150%, 03/19/2029	2,066,000	2,326,672
The Charles Schwab Corp. 3.250%, 05/22/2029	4,778,000	5,132,817
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	5,717,000	6,190,823
The Toronto-Dominion Bank 2.650%, 06/12/2024	2,981,000	3,059,049
Trust F/1401 6.390%, 01/15/2050 (C)	395,000	417,713
U.S. Bancorp
2.400%, 07/30/2024	4,997,000	5,091,995
3.000%, 07/30/2029	500,000	522,443
UBS Group AG (3.126% to 8-13-29, then 3 month LIBOR + 1.468%) 08/13/2030 (C)	2,664,000	2,728,031
UBS Group Funding Switzerland AG 4.253%, 03/23/2028 (C)	1,036,000	1,145,796
Westpac Banking Corp. 4.421%, 07/24/2039	698,000	778,184
Westpac Banking Corp. (4.110% to 7-24-29, then 5 Year U.S. ISDAFIX + 2.000%) 07/24/2034	1,197,000	1,260,127
		223,165,860
Health care – 3.4%
Abbott Laboratories
3.400%, 11/30/2023	552,000	581,611
3.750%, 11/30/2026	1,801,000	1,981,797
3.875%, 09/15/2025	409,000	446,411
4.900%, 11/30/2046	3,722,000	4,975,160
AbbVie, Inc.
2.500%, 05/14/2020	3,777,000	3,782,585
4.250%, 11/14/2028	739,000	803,832
4.875%, 11/14/2048	573,000	638,313
Aetna, Inc. 3.875%, 08/15/2047	795,000	793,120
Becton, Dickinson and Company
2.404%, 06/05/2020	3,308,000	3,311,834
3.363%, 06/06/2024	1,115,000	1,162,620
3.700%, 06/06/2027	1,086,000	1,163,417
3.734%, 12/15/2024	2,634,000	2,802,901
4.685%, 12/15/2044	1,229,000	1,457,209
Boston Scientific Corp.
3.750%, 03/01/2026	1,625,000	1,745,022
4.000%, 03/01/2028 to 03/01/2029	2,168,000	2,404,003
4.700%, 03/01/2049	1,082,000	1,342,079
Bristol-Myers Squibb Company
2.600%, 05/16/2022 (C)	4,300,000	4,380,793
2.900%, 07/26/2024 (C)	2,344,000	2,430,299
3.200%, 06/15/2026 (C)	2,053,000	2,172,336
3.400%, 07/26/2029 (C)	2,511,000	2,718,198
4.125%, 06/15/2039 (C)	249,000	288,980
4.250%, 10/26/2049 (C)	699,000	840,793

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Celgene Corp.
2.750%, 02/15/2023	$3,704,000	$3,782,976
2.875%, 02/19/2021	1,027,000	1,037,943
3.900%, 02/20/2028	550,000	611,042
4.350%, 11/15/2047	511,000	617,001
Cigna Corp.
3.400%, 09/17/2021	2,234,000	2,287,151
3.750%, 07/15/2023	2,756,000	2,897,268
4.375%, 10/15/2028	1,149,000	1,284,813
4.800%, 08/15/2038	217,000	250,883
4.900%, 12/15/2048	1,969,000	2,330,096
CVS Health Corp.
2.625%, 08/15/2024	1,290,000	1,297,392
3.000%, 08/15/2026	1,075,000	1,088,149
3.250%, 08/15/2029	860,000	871,635
3.700%, 03/09/2023	1,009,000	1,055,109
4.000%, 12/05/2023	1,478,000	1,571,056
4.100%, 03/25/2025	2,186,000	2,338,654
4.780%, 03/25/2038	1,077,000	1,207,707
5.050%, 03/25/2048	865,000	1,007,864
Edwards Lifesciences Corp. 4.300%, 06/15/2028	2,174,000	2,469,191
Express Scripts Holding Company 3.400%, 03/01/2027	979,000	1,019,404
Gilead Sciences, Inc.
3.650%, 03/01/2026	1,001,000	1,075,903
4.150%, 03/01/2047	794,000	898,319
Merck & Company, Inc.
3.400%, 03/07/2029	1,755,000	1,932,318
4.000%, 03/07/2049	635,000	769,412
Pfizer, Inc.
2.800%, 03/11/2022	976,000	1,001,143
3.000%, 12/15/2026	510,000	539,608
3.450%, 03/15/2029	2,666,000	2,918,937
4.100%, 09/15/2038	559,000	661,565
4.200%, 09/15/2048	778,000	940,476
Sanofi 3.375%, 06/19/2023	2,732,000	2,872,204
UnitedHealth Group, Inc.
2.375%, 08/15/2024	2,760,000	2,803,497
2.875%, 08/15/2029	2,757,000	2,868,512
3.500%, 08/15/2039	1,099,000	1,169,596
3.700%, 12/15/2025 to 08/15/2049	2,637,000	2,878,285
3.875%, 08/15/2059	1,106,000	1,222,047
4.450%, 12/15/2048	822,000	998,106
		96,798,575
Industrials – 1.8%
Crowley Conro LLC 4.181%, 08/15/2043	897,600	1,041,659
CSX Corp. 4.750%, 11/15/2048	706,000	870,041
FedEx Corp.
4.550%, 04/01/2046	93,000	101,380
4.950%, 10/17/2048	1,858,000	2,171,174
General Electric Company
2.700%, 10/09/2022	467,000	463,962
3.100%, 01/09/2023	344,000	345,051
4.500%, 03/11/2044	2,707,000	2,736,662
5.875%, 01/14/2038	1,229,000	1,419,498
IHS Markit, Ltd.
3.625%, 05/01/2024	690,000	716,496
4.250%, 05/01/2029	1,107,000	1,199,313
Lockheed Martin Corp.
4.070%, 12/15/2042	1,037,000	1,218,469
4.090%, 09/15/2052	825,000	993,533
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Northrop Grumman Corp.
2.550%, 10/15/2022	$3,210,000	$3,259,796
2.930%, 01/15/2025	143,000	148,030
3.250%, 08/01/2023 to 01/15/2028	3,309,000	3,469,236
The Boeing Company
2.700%, 05/01/2022 to 02/01/2027	4,901,000	5,020,497
2.950%, 02/01/2030	3,298,000	3,423,924
3.100%, 05/01/2026	2,752,000	2,909,764
3.200%, 03/01/2029	1,263,000	1,345,611
3.500%, 03/01/2039	1,058,000	1,130,805
3.550%, 03/01/2038	421,000	449,876
3.750%, 02/01/2050	1,319,000	1,468,694
3.850%, 11/01/2048	196,000	220,255
3.900%, 05/01/2049	1,329,000	1,498,878
Union Pacific Corp.
2.950%, 03/01/2022	1,797,000	1,840,937
3.150%, 03/01/2024	1,147,000	1,199,712
3.700%, 03/01/2029	1,043,000	1,159,080
4.300%, 03/01/2049	255,000	303,823
United Technologies Corp.
3.650%, 08/16/2023	3,802,000	4,034,455
3.950%, 08/16/2025	1,429,000	1,568,684
4.125%, 11/16/2028	874,000	1,000,121
4.450%, 11/16/2038	1,327,000	1,611,803
4.625%, 11/16/2048	1,411,000	1,782,165
		52,123,384
Information technology – 2.0%
Apple, Inc.
3.200%, 05/13/2025 to 05/11/2027	4,320,000	4,621,670
4.250%, 02/09/2047	1,372,000	1,666,236
4.375%, 05/13/2045	919,000	1,129,148
4.650%, 02/23/2046	972,000	1,243,128
Broadcom, Inc.
4.250%, 04/15/2026 (C)	6,284,000	6,462,168
4.750%, 04/15/2029 (C)	697,000	734,325
Fidelity National Information Services, Inc. 3.750%, 05/21/2029	1,459,000	1,600,100
Fiserv, Inc.
3.200%, 07/01/2026	1,744,000	1,825,284
3.500%, 07/01/2029	1,817,000	1,929,822
4.200%, 10/01/2028	172,000	193,292
4.400%, 07/01/2049	923,000	1,063,267
Global Payments, Inc.
3.200%, 08/15/2029	1,614,000	1,653,940
4.150%, 08/15/2049	968,000	1,024,077
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	1,470,000	1,705,519
IBM Corp.
3.300%, 05/15/2026	1,601,000	1,698,521
4.150%, 05/15/2039	755,000	874,298
4.250%, 05/15/2049	2,045,000	2,385,689
Lam Research Corp.
3.750%, 03/15/2026	1,613,000	1,727,412
4.875%, 03/15/2049	438,000	538,241
Mastercard, Inc.
2.950%, 06/01/2029	1,986,000	2,124,786
3.650%, 06/01/2049	691,000	802,750
Microsoft Corp.
3.300%, 02/06/2027	1,523,000	1,665,184
3.700%, 08/08/2046	495,000	582,787
4.000%, 02/12/2055	1,307,000	1,601,041
4.100%, 02/06/2037	1,629,000	1,964,102
4.250%, 02/06/2047	3,209,000	4,086,759
4.500%, 02/06/2057	1,201,000	1,610,781

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NXP BV 3.875%, 06/18/2026 (C)	$2,487,000	$2,613,717
Oracle Corp.
2.625%, 02/15/2023	1,343,000	1,372,305
2.950%, 11/15/2024	720,000	754,043
3.800%, 11/15/2037	735,000	819,632
4.000%, 11/15/2047	996,000	1,140,238
QUALCOMM, Inc. 4.300%, 05/20/2047	1,098,000	1,245,996
Texas Instruments, Inc. 2.250%, 09/04/2029 (A)	478,000	480,043
		56,940,301
Materials – 0.7%
Barrick Gold Corp. 3.850%, 04/01/2022	202,000	210,505
Barrick North America Finance LLC
5.700%, 05/30/2041	1,238,000	1,602,635
5.750%, 05/01/2043	475,000	638,877
DuPont de Nemours, Inc.
4.493%, 11/15/2025	1,143,000	1,269,097
4.725%, 11/15/2028	1,021,000	1,180,694
5.419%, 11/15/2048	305,000	391,781
Huntsman International LLC
4.500%, 05/01/2029	1,884,000	2,007,146
5.125%, 11/15/2022	822,000	878,063
Southern Copper Corp.
3.875%, 04/23/2025	1,131,000	1,183,991
5.875%, 04/23/2045	1,282,000	1,585,622
Teck Resources, Ltd. 6.250%, 07/15/2041	3,321,000	3,762,636
The Dow Chemical Company 4.250%, 10/01/2034	687,000	751,695
The Mosaic Company
4.050%, 11/15/2027	1,143,000	1,192,714
5.625%, 11/15/2043	1,173,000	1,303,730
Westlake Chemical Corp. 3.600%, 08/15/2026	1,013,000	1,052,285
		19,011,471
Real estate – 1.1%
American Tower Corp. 3.800%, 08/15/2029	1,247,000	1,344,074
Boston Properties LP 2.900%, 03/15/2030 (A)	2,921,000	2,957,009
Brixmor Operating Partnership LP 4.125%, 05/15/2029	1,073,000	1,160,800
GLP Capital LP
4.000%, 01/15/2030	1,849,000	1,863,995
5.300%, 01/15/2029	1,029,000	1,144,279
Mid-America Apartments LP
3.600%, 06/01/2027	690,000	739,783
3.750%, 06/15/2024	2,430,000	2,569,449
3.950%, 03/15/2029	1,299,000	1,433,917
4.000%, 11/15/2025	1,245,000	1,345,071
4.300%, 10/15/2023	1,041,000	1,119,742
Public Storage
3.094%, 09/15/2027	2,144,000	2,274,097
3.385%, 05/01/2029	1,462,000	1,592,704
Regency Centers LP 2.950%, 09/15/2029	2,156,000	2,183,062
SITE Centers Corp. 4.625%, 07/15/2022	866,000	907,995
STORE Capital Corp.
4.500%, 03/15/2028	3,826,000	4,176,224
4.625%, 03/15/2029	1,278,000	1,419,840
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Tanger Properties LP 3.875%, 12/01/2023	$1,327,000	$1,375,038
Ventas Realty LP
3.000%, 01/15/2030	1,075,000	1,082,189
4.875%, 04/15/2049	988,000	1,208,111
		31,897,379
Utilities – 2.2%
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	2,755,000	2,764,135
2.950%, 03/01/2030	2,452,000	2,484,716
3.700%, 09/01/2049	645,000	663,569
3.850%, 02/01/2024	687,000	730,940
4.250%, 11/01/2028	1,478,000	1,643,249
Commonwealth Edison Company 4.000%, 03/01/2049	1,891,000	2,226,559
Consolidated Edison Company of New York, Inc. 4.125%, 05/15/2049	1,696,000	1,982,835
Dominion Energy, Inc. 2.000%, 08/15/2021	1,429,000	1,423,214
Duke Energy Carolinas LLC 3.200%, 08/15/2049	502,000	518,448
Duke Energy Corp.
1.800%, 09/01/2021	2,144,000	2,130,971
3.400%, 06/15/2029	1,002,000	1,063,880
Duke Energy Indiana LLC 3.750%, 05/15/2046	487,000	540,475
Duke Energy Progress LLC 3.450%, 03/15/2029	997,000	1,087,525
Edison International
4.125%, 03/15/2028	1,441,000	1,503,970
5.750%, 06/15/2027	499,000	566,090
Electricite de France SA
4.500%, 09/21/2028 (C)	3,070,000	3,453,190
5.600%, 01/27/2040 (C)	933,000	1,192,608
Enel Finance International NV
2.875%, 05/25/2022 (C)	1,554,000	1,572,642
4.250%, 09/14/2023 (C)	958,000	1,019,019
4.625%, 09/14/2025 (C)	1,251,000	1,365,951
4.750%, 05/25/2047 (C)	800,000	871,519
4.875%, 06/14/2029 (C)	1,026,000	1,146,239
6.000%, 10/07/2039 (C)	1,288,000	1,592,958
Entergy Arkansas LLC 4.200%, 04/01/2049	295,000	356,074
Eversource Energy 3.150%, 01/15/2025	599,000	623,183
FirstEnergy Corp.
2.850%, 07/15/2022	172,000	175,434
4.250%, 03/15/2023	2,581,000	2,742,770
4.850%, 07/15/2047	886,000	1,076,016
FirstEnergy Transmission LLC 5.450%, 07/15/2044 (C)	413,000	533,726
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	1,605,000	1,820,745
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/2028 (C)	1,997,000	2,225,314
Mississippi Power Company
3.950%, 03/30/2028	2,495,000	2,756,638
4.250%, 03/15/2042	1,499,000	1,658,047
PPL Capital Funding, Inc.
3.100%, 05/15/2026	690,000	707,727
3.400%, 06/01/2023	295,000	304,865
4.000%, 09/15/2047	356,000	376,174
4.700%, 06/01/2043	196,000	224,898

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc. (continued)
5.000%, 03/15/2044	$735,000	$884,760
Public Service Electric & Gas Company 3.850%, 05/01/2049	372,000	433,140
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024	1,895,000	1,949,512
Sempra Energy 4.000%, 02/01/2048	1,576,000	1,711,606
Southern California Edison Company
2.850%, 08/01/2029 (D)	998,000	1,016,508
3.700%, 08/01/2025	1,176,000	1,250,122
4.000%, 04/01/2047	998,000	1,088,420
4.125%, 03/01/2048	1,912,000	2,138,598
4.650%, 10/01/2043	486,000	575,975
5.550%, 01/15/2037	284,000	356,717
5.950%, 02/01/2038	937,000	1,229,778
6.000%, 01/15/2034	145,000	182,003
Southwestern Electric Power Company 3.900%, 04/01/2045	653,000	700,072
The Southern Company 4.400%, 07/01/2046	481,000	543,272
Westar Energy, Inc. 3.250%, 09/01/2049	981,000	1,013,742
		64,200,538
TOTAL CORPORATE BONDS (Cost $726,522,081)		$776,946,543
MUNICIPAL BONDS – 0.5%
County of Clark (Nevada) 6.820%, 07/01/2045	1,115,000	1,893,493
Los Angeles Community College District (California) 6.750%, 08/01/2049	2,270,000	3,898,566
North Texas Tollway Authority 6.718%, 01/01/2049	1,390,000	2,330,099
Port Authority of New York & New Jersey 4.458%, 10/01/2062	3,100,000	4,051,328
State of California 7.600%, 11/01/2040	410,000	706,836
State of Illinois, GO 5.100%, 06/01/2033	470,000	511,473
The Ohio State University 4.800%, 06/01/2111	600,000	844,866
TOTAL MUNICIPAL BONDS (Cost $11,727,008)		$14,236,661
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.2%
Commercial and residential – 3.4%
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(E)	1,714,866	1,739,347
Benchmark Mortgage Trust Series 2018-B1, Class ASB 3.602%, 01/15/2051 (E)	532,000	574,525
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	1,132,358	1,144,000
Series 2019-2, Class A1, 2.879%, 07/25/2049 (C)	1,668,688	1,676,077
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	257,011	255,124
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	1,110,000	1,139,240
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CD Mortgage Trust (continued)
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	$4,839,000	$5,274,128
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	702,000	742,355
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,764,000	1,872,817
Series 2019-CD8, Class A4, 2.912%, 08/15/2057	749,000	790,023
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	330,470	329,229
Series 2016-C4, Class ASB, 3.091%, 05/10/2058	945,000	981,281
Series 2017-C8, Class A1, 1.965%, 06/15/2050	366,994	366,370
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	733,000	775,502
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class AS, 3.457%, 04/10/2048	421,000	444,935
Series 2016-P5, Class A1, 1.410%, 10/10/2049	1,731,475	1,720,673
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(E)	975,341	989,479
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(E)	3,238,621	3,296,317
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	724,609	738,978
Series 2012-CR4, Class A2, 1.801%, 10/15/2045	88,198	88,040
Series 2013-CR9, Class A4, 4.373%, 07/10/2045 (E)	2,876,000	3,108,388
Series 2014-CR16, Class ASB, 3.653%, 04/10/2047	881,871	910,927
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	562,000	584,910
Series 2018-COR3, Class A3, 4.228%, 05/10/2051	5,501,000	6,321,214
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	6,737,176	7,217,555
Series 2015-C3, Class A4, 3.718%, 08/15/2048	1,900,000	2,058,905
Series 2015-C4, Class A4, 3.808%, 11/15/2048	1,802,000	1,968,239
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	279,000	293,585
CSMC Trust Series 2016-NXSR, Class A4 3.795%, 12/15/2049 (E)	4,516,000	4,960,513
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	416,000	437,249
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	1,262,162	1,281,344
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	75,619	75,815

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	$568,711	$605,309
Series 2015-GC28, Class A5, 3.396%, 02/10/2048	675,000	720,148
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	1,606,000	1,732,261
Series 2017-GS6, Class A3, 3.433%, 05/10/2050	1,082,000	1,171,109
Series 2017-GS7, Class A4, 3.430%, 08/10/2050	2,609,000	2,833,759
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	1,410,709	1,550,967
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	793,000	849,631
Series 2015-C28, Class A2, 2.773%, 10/15/2048	439,535	439,308
Series 2015-C28, Class A3, 2.912%, 10/15/2048	3,160,000	3,285,252
Series 2015-C33, Class A4, 3.770%, 12/15/2048	437,000	479,360
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class ASB, 3.549%, 03/15/2050	2,500,000	2,673,291
Series 2017-JP6, Class ASB, 3.283%, 07/15/2050	781,000	826,392
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.694%, 03/15/2050	816,000	899,817
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	281,000	299,766
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	841,000	936,004
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A2, 2.872%, 07/15/2047	55,571	55,516
Series 2016-JP2, Class A1, 1.324%, 08/15/2049	557,888	553,593
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4, 3.249%, 02/15/2048	231,000	243,813
Series 2015-C27, Class A4, 3.753%, 12/15/2047	226,000	246,681
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 Series 2013-C10, Class A4 4.218%, 07/15/2046 (E)	260,000	279,161
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	574,077	570,285
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	646,000	659,503
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049	284,118	282,700
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A1 3.600%, 04/25/2049 (C)(E)	$1,640,041	$1,661,824
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(E)	2,004,837	2,033,755
Series 2019-2, Class A1, 3.211%, 04/25/2059 (C)(E)	6,383,900	6,439,115
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	5,918,856	5,930,383
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (C)(E)	1,543,891	1,558,164
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(E)	2,721,554	2,742,744
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (C)(E)	1,385,460	1,419,358
		98,136,053
U.S. Government Agency – 4.8%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	5,204,521	5,413,145
Series 4705, Class A, 4.500%, 09/15/2042	2,134,209	2,315,637
Series 4742, Class PA, 3.000%, 10/15/2047	5,790,759	5,926,018
Series 4763, Class CA, 3.000%, 09/15/2038	604,089	629,928
Series 4767, Class KA, 3.000%, 03/15/2048	2,875,698	2,986,587
Series 4786, Class DP, 4.500%, 07/15/2042	1,604,184	1,660,677
Series 4787, Class AK, 3.000%, 05/15/2048	480,146	488,548
Series 4796, Class AK, 3.000%, 05/15/2048	5,879,771	6,014,455
Series 4802, Class A, 3.000%, 06/15/2048	5,581,293	5,705,620
Series 4846, Class PF (1 month LIBOR + 0.350%), 2.545%, 12/15/2048 (B)	1,206,707	1,204,312
Series 4856, Class FD (1 month LIBOR + 0.300%), 2.495%, 08/15/2040 (B)	3,716,871	3,720,513
Series 4874, Class AT, 3.000%, 09/15/2048	17,162,368	17,476,231
Series 4897, Class F (1 month LIBOR + 0.400%), 2.595%, 07/15/2049 (B)	1,295,937	1,295,761
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	240,796	268,707
Series 2013-30, Class CA, 1.500%, 04/25/2043	618,963	602,479
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,800,074	1,893,555
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	633,000	673,294
Series 2018-14, Class KC, 3.000%, 03/25/2048	2,696,188	2,796,361
Series 2018-15, Class AB, 3.000%, 03/25/2048	790,367	823,410

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-43, Class CT, 3.000%, 06/25/2048	$5,572,684	$5,679,555
Series 2018-45, Class GA, 3.000%, 06/25/2048	7,090,707	7,208,531
Series 2018-56, Class CH, 3.000%, 08/25/2048	2,752,418	2,805,694
Series 2018-57, Class PT, 3.000%, 08/25/2048	5,846,831	5,969,641
Series 2018-59, Class DA, 3.000%, 08/25/2048	6,048,534	6,165,609
Series 2018-79, Class FA (1 month LIBOR + 0.250%), 2.395%, 11/25/2048 (B)	6,033,639	5,994,756
Series 2018-8, Class KL, 2.500%, 03/25/2047	2,291,552	2,318,855
Series 2019-14, Class FB (1 month LIBOR + 0.400%), 2.802%, 04/25/2059 (B)	2,227,270	2,224,624
Series 2019-18, Class FH (1 month LIBOR + 0.350%), 2.495%, 05/25/2049 (B)	3,678,944	3,671,061
Series 2019-25, Class YF (1 month LIBOR + 0.450%), 2.595%, 10/25/2046 (B)	7,180,142	7,176,340
Series 2019-35, Class MB, 3.000%, 07/25/2049	3,851,077	4,050,379
Series 2019-8, Class GA, 3.000%, 03/25/2049	8,538,646	8,696,824
Series 414, Class A35, 3.500%, 10/25/2042	2,646,378	2,828,843
Government National Mortgage Association
Series 2012-141, Class WA, 4.530%, 11/16/2041 (E)	581,111	655,915
Series 2017-167, Class BQ, 2.500%, 08/20/2044	2,559,707	2,609,152
Series 2019-20, Class JK, 3.500%, 02/20/2049	6,290,800	6,463,745
		136,414,762
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $225,975,808)		$234,550,815
ASSET BACKED SECURITIES – 9.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	939,000	963,356
Series 2019-2A, Class A 3.350%, 09/22/2025 (C)	4,507,000	4,732,099
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	5,689,000	5,718,140
Capital Auto Receivables Asset Trust Series 2016-2, Class A4 1.630%, 01/20/2021	9,856	9,850
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 3.795%, 11/26/2046 (B)(C)	1,204,449	1,203,836
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	1,310,572	1,400,801
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	1,266,625	1,290,186
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2017-1, Class A 2.620%, 08/15/2028 (C)	$1,242,000	$1,263,523
Series 2017-2, Class A 2.360%, 03/15/2029 (C)	6,778,000	6,867,696
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	8,671,000	9,141,984
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	3,419,000	3,610,713
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	3,231,000	3,412,819
Hertz Vehicle Financing II LP
Series 2015-3A, Class A 2.670%, 09/25/2021 (C)	2,738,000	2,750,229
Series 2016-2A, Class A 2.950%, 03/25/2022 (C)	3,293,000	3,323,548
Series 2016-4A, Class A 2.650%, 07/25/2022 (C)	224,000	225,230
Series 2017-1A, Class A 2.960%, 10/25/2021 (C)	1,483,000	1,495,610
Series 2017-2A, Class A 3.290%, 10/25/2023 (C)	2,646,000	2,722,977
Series 2019-1A, Class A 3.710%, 03/25/2023 (C)	2,463,000	2,545,771
Series 2019-2A, Class A 3.420%, 05/25/2025 (C)	7,692,000	8,024,878
Hertz Vehicle Financing LLC
Series 2018-2A, Class A 3.650%, 06/27/2022 (C)	1,641,000	1,679,316
Series 2018-3A, Class A 4.030%, 07/25/2024 (C)	2,306,000	2,441,481
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 3.795%, 10/15/2031 (B)(C)	2,054,000	2,091,661
Series 2014-CTA, Class A (1 month LIBOR + 0.700%) 2.895%, 09/16/2024 (B)(C)	232,321	232,461
Series 2015-CA, Class B 3.250%, 05/15/2040 (C)	57,343	57,363
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 4.345%, 12/15/2045 (B)(C)	854,851	882,631
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 3.095%, 12/16/2058 (B)(C)	2,627,000	2,637,327
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (C)	1,380,000	1,457,645
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	7,668,000	7,874,365
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	750,000	780,507
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	3,186,000	3,338,114
Series 2019-A, Class A2A 3.420%, 01/15/2043 (C)	4,873,000	5,129,130
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	4,699,000	4,895,931
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	5,091,000	5,207,747
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 2.655%, 06/25/2031 (B)	2,309,467	2,287,332

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust (continued)
Series 2015-1, Class A2 (1 month LIBOR + 0.600%) 2.745%, 04/25/2040 (B)	$6,187,622	$6,146,849
Series 2016-1A, Class A (1 month LIBOR + 0.700%) 2.845%, 02/25/2070 (B)(C)	4,707,372	4,689,943
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 2.995%, 06/25/2065 (B)(C)	531,215	532,713
Series 2017-5A, Class A (1 month LIBOR + 0.800%) 2.945%, 07/26/2066 (B)(C)	2,018,318	2,020,289
Series 2018-EA, Class A2 4.000%, 12/15/2059 (C)	1,964,000	2,099,678
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	3,938,000	4,145,618
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 2.456%, 10/27/2036 (B)	704,120	686,538
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.436%, 01/25/2037 (B)	2,215,743	2,162,929
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 2.386%, 10/25/2033 (B)	4,693,806	4,631,268
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 2.443%, 03/23/2037 (B)	7,797,591	7,679,822
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 2.463%, 12/24/2035 (B)	5,897,162	5,853,501
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 2.523%, 03/22/2032 (B)	716,940	691,637
Series 2010-2A, Class A (3 month LIBOR + 0.850%) 3.199%, 09/25/2048 (B)(C)	4,847,972	4,846,323
Series 2012-2A, Class A (1 month LIBOR + 0.800%) 2.945%, 12/26/2033 (B)(C)	4,836,211	4,843,270
Series 2012-4A, Class A (1 month LIBOR + 0.700%) 2.845%, 09/27/2038 (B)(C)	2,599,423	2,603,911
Series 2013-1A, Class A (1 month LIBOR + 0.600%) 2.745%, 06/25/2041 (B)(C)	2,100,632	2,068,670
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 2.715%, 09/25/2041 (B)(C)	667,761	661,353
Series 2016-1A, Class A (1 month LIBOR + 0.800%) 2.945%, 09/25/2065 (B)(C)	2,322,483	2,333,832
Series 2017-2A, Class A (1 month LIBOR + 0.770%) 2.915%, 09/25/2065 (B)(C)	2,198,459	2,197,380
Series 2018-3A, Class A2 (1 month LIBOR + 0.440%) 2.585%, 09/27/2066 (B)(C)	829,000	827,479
SLC Student Loan Trust Series 2005-2, Class A4 (3 month LIBOR + 0.160%) 2.570%, 12/15/2039 (B)	2,753,000	2,651,357
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust
Series 2013-B, Class A2B (1 month LIBOR + 1.100%) 3.295%, 06/17/2030 (B)(C)	$43,624	$43,635
Series 2013-C, Class A2A 2.940%, 10/15/2031 (C)	7,121	7,122
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 3.160%, 12/15/2032 (B)(C)	981,206	955,899
Series 2004-10, Class A7A (3 month LIBOR + 0.600%) 2.876%, 10/25/2029 (B)(C)	3,601,000	3,575,429
Series 2005-3, Class A6 (3 month LIBOR + 0.150%) 2.433%, 04/25/2040 (B)	2,676,000	2,577,500
Series 2006-1, Class A5 (3 month LIBOR + 0.110%) 2.386%, 07/26/2021 (B)	3,579,944	3,553,030
Series 2006-10, Class A6 (3 month LIBOR + 0.150%) 2.433%, 03/25/2044 (B)	4,714,000	4,510,869
Series 2006-3, Class A5 (3 month LIBOR + 0.100%) 2.376%, 01/25/2021 (B)	1,671,894	1,649,911
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 2.343%, 07/25/2022 (B)	2,578,107	2,517,122
Series 2010-1, Class A (1 month LIBOR + 0.400%) 2.545%, 03/25/2025 (B)	395,255	383,313
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 3.095%, 09/25/2028 (B)	3,573,185	3,521,268
Series 2012-2, Class A (1 month LIBOR + 0.700%) 2.845%, 01/25/2029 (B)	3,280,768	3,206,942
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 2.895%, 05/26/2026 (B)	653,798	646,431
Series 2013-4, Class A (1 month LIBOR + 0.550%) 2.695%, 06/25/2043 (B)	5,147,606	5,094,043
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 3.195%, 06/15/2027 (B)(C)	1,238,768	1,243,066
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 3.595%, 07/15/2027 (B)(C)	471,129	475,446
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	2,443,991	2,471,364
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 3.695%, 05/15/2031 (B)(C)	6,853,442	6,956,905
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	398,353	399,262
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 3.645%, 02/17/2032 (B)(C)	3,424,482	3,478,739
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 3.295%, 09/15/2034 (B)(C)	1,231,637	1,241,804
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 3.095%, 09/15/2034 (B)(C)	4,821,430	4,834,352

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2017-B, Class A2A 2.820%, 10/15/2035 (C)	$4,065,126	$4,137,461
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) 2.945%, 10/15/2035 (B)(C)	2,617,778	2,603,002
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	592,000	633,641
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	9,538,000	10,030,192
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	1,320,750	1,336,068
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) 3.095%, 01/25/2039 (B)(C)	129,779	130,284
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 2.995%, 07/25/2039 (B)(C)	347,811	349,716
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 2.845%, 03/26/2040 (B)(C)	521,598	523,114
Series 2017-C, Class A1 (1 month LIBOR + 0.600%) 2.745%, 07/25/2040 (B)(C)	713,943	714,875
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	1,406,000	1,428,525
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 2.645%, 11/26/2040 (B)(C)	251,756	251,982
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	3,269,000	3,329,761
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (C)	15,751,000	16,341,119
World Financial Network Credit Card Master Trust Series 2018-B, Class A 3.460%, 07/15/2025	1,709,000	1,761,418
TOTAL ASSET BACKED SECURITIES (Cost $258,438,449)		$262,985,227
SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust, 2.1920% (F)(G)	101,862	1,019,314
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,019,284)		$1,019,314
SHORT-TERM INVESTMENTS – 2.4%
Money market funds – 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (F)	68,709,051	68,709,051
TOTAL SHORT-TERM INVESTMENTS (Cost $68,709,051)		$68,709,051
Total Investments (Core Bond Fund) (Cost $3,011,782,477) – 108.6%		$3,114,091,912
Other assets and liabilities, net – (8.6%)		(246,350,695)
TOTAL NET ASSETS – 100.0%		$2,867,741,217
Security Abbreviations and Legend
GO	General Obligation
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
Core Bond Fund (continued)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $319,327,964 or 11.1% of the fund's net assets as of 8-31-19.
(D)	All or a portion of this security is on loan as of 8-31-19.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 8-31-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Global Bond Fund
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 49.8%
U.S. Government - 12.3%
U.S. Treasury Bonds
2.750%, 11/15/2042		$800,000	$923,906
3.000%, 05/15/2045		300,000	363,773
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2022 (A)		421,292	418,434
0.375%, 07/15/2025		108,011	110,617
0.625%, 01/15/2026		32,339	33,564
1.000%, 02/15/2048		311,613	364,091
1.375%, 02/15/2044		109,904	136,248
2.500%, 01/15/2029		1,073,718	1,321,607
U.S. Treasury Notes
2.000%, 08/15/2025		400,000	412,688
2.000%, 11/15/2026 (A)		100,000	103,746
2.625%, 06/15/2021		200,000	203,680
2.875%, 04/30/2025		1,300,000	1,401,359
			5,793,713
U.S. Government Agency - 37.5%
Federal National Mortgage Association
3.000%, TBA (B)		1,500,000	1,527,187
3.500%, TBA (B)		8,800,000	9,046,226
3.683%, (12 month Treasury Average Index + 1.200%), 11/01/2042 to 10/01/2044 (C)		585,219	592,583
4.000%, TBA (B)		6,000,000	6,237,272
4.246%, (12 month Treasury Average Index + 1.770%), 11/01/2035 (C)		56,404	58,206
4.500%, 05/01/2029 to 11/01/2044		221,538	237,733
4.510%, (12 month LIBOR + 1.760%), 09/01/2035 (C)		30,032	31,351
4.662%, (12 month LIBOR + 1.912%), 07/01/2035 (C)		15,330	16,103
			17,746,661
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $23,325,843)			$23,540,374
FOREIGN GOVERNMENT OBLIGATIONS - 26.3%
Canada - 0.1%
Government of Canada 1.500%, 12/01/2044	CAD	58,958	57,961

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France - 1.7%
Government of France 2.000%, 05/25/2048 (D)	EUR	500,000	$795,414
Italy - 3.6%
Republic of Italy
2.100%, 07/15/2026		200,000	240,403
2.450%, 10/01/2023		300,000	358,785
2.500%, 11/15/2025		300,000	367,992
3.000%, 08/01/2029		400,000	521,393
6.000%, 08/04/2028	GBP	150,000	232,948
			1,721,521
Japan - 9.6%
Development Bank of Japan, Inc. 1.625%, 09/01/2021 (D)		$200,000	199,128
Government of Japan
0.100%, 03/20/2029 to 06/20/2029	JPY	160,000,000	1,563,841
0.500%, 09/20/2046 to 03/20/2049		106,000,000	1,099,310
0.700%, 12/20/2048		90,000,000	983,124
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		50,479,000	496,593
Japan Finance Organization for Municipalities 3.000%, 03/12/2024		$200,000	210,415
			4,552,411
Kuwait - 1.4%
State of Kuwait
2.750%, 03/20/2022 (D)		200,000	203,845
3.500%, 03/20/2027 (D)		400,000	439,312
			643,157
Lithuania - 0.3%
Republic of Lithuania 1.100%, 04/26/2027	EUR	100,000	116,946
Malaysia - 0.7%
Government of Malaysia 3.654%, 10/31/2019	MYR	1,400,000	333,171
Peru - 0.8%
Republic of Peru
5.940%, 02/12/2029	PEN	458,000	153,325
6.350%, 08/12/2028 (D)		700,000	240,696
			394,021
Poland - 0.3%
Republic of Poland
2.250%, 04/25/2022	PLN	500,000	127,780
3.250%, 07/25/2025		100,000	27,245
			155,025
Qatar - 0.9%
State of Qatar
3.875%, 04/23/2023 (D)		$200,000	212,960
4.000%, 03/14/2029 (D)		200,000	228,250
			441,210
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		200,000	201,474
4.000%, 04/17/2025 (D)		200,000	218,270
4.500%, 04/17/2030 (D)		200,000	233,402
			653,146
Slovenia - 0.5%
Republic of Slovenia 5.250%, 02/18/2024		200,000	226,694
Spain - 4.3%
Autonomous Community of Andalusia 4.850%, 03/17/2020	EUR	200,000	225,890
Global Bond Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
Autonomous Community of Catalonia
4.220%, 04/26/2035	EUR	50,000	$68,383
4.900%, 09/15/2021		150,000	178,463
Kingdom of Spain
0.250%, 07/30/2024 (D)		200,000	226,474
0.600%, 10/31/2029 (D)		450,000	519,529
1.400%, 07/30/2028 (D)		300,000	370,539
1.450%, 04/30/2029 (D)		350,000	435,853
			2,025,131
United Arab Emirates - 0.7%
Abu Dhabi Government 3.125%, 10/11/2027 (D)		$300,000	324,943
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,522,724)			$12,440,751
CORPORATE BONDS - 45.4%
Brazil - 0.8%
Petrobras Global Finance BV
5.999%, 01/27/2028		250,000	274,813
7.250%, 03/17/2044		90,000	106,038
			380,851
Canada - 0.9%
Air Canada Pass Through Trust 3.300%, 07/15/2031 (D)		189,760	197,199
Enbridge, Inc. (3 month LIBOR + 0.400%) 2.738%, 01/10/2020 (C)		100,000	100,042
Fairfax Financial Holdings, Ltd. 2.750%, 03/29/2028 (D)	EUR	100,000	122,402
			419,643
Cayman Islands - 1.0%
Ambac LSNI LLC (3 month LIBOR + 5.000%) 7.319%, 02/12/2023 (C)(D)		$45,954	46,643
QNB Finance, Ltd. (3 month LIBOR + 1.350%) 3.872%, 05/31/2021 (C)		400,000	403,549
			450,192
China - 0.4%
Tencent Holdings, Ltd. 3.595%, 01/19/2028		200,000	210,761
Denmark - 4.9%
Jyske Realkredit A/S
1.500%, 10/01/2037 to 10/01/2050	DKK	1,235,435	186,333
2.000%, 10/01/2047		2,702,956	406,008
3.000%, 10/01/2047		22,534	3,474
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/2050		3,100,000	463,203
2.000%, 10/01/2047		3,600,020	541,976
2.500%, 10/01/2047		830	126
Nykredit Realkredit A/S
1.500%, 10/01/2050		2,099,927	316,016
2.000%, 10/01/2047		2,436,126	366,610
2.500%, 10/01/2036 to 10/01/2047		150,517	23,031
Realkredit Danmark A/S 2.500%, 07/01/2047		45,666	6,934
			2,313,711
Germany - 1.3%
Deutsche Bank AG 4.250%, 10/14/2021		$200,000	203,393
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875%, 05/15/2027 (D)	EUR	100,000	110,281

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Germany (continued)
KfW 5.000%, 03/19/2024	AUD	100,000	$78,901
Volkswagen Bank GmbH 1.875%, 01/31/2024	EUR	200,000	233,527
			626,102
Guernsey, Channel Islands - 0.6%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023		$250,000	262,463
Hong Kong - 0.5%
AIA Group, Ltd. 3.900%, 04/06/2028 (D)		200,000	220,145
India - 1.1%
ICICI Bank, Ltd. 3.500%, 03/18/2020		300,000	301,085
Indian Railway Finance Corp., Ltd. 3.835%, 12/13/2027		200,000	211,501
			512,586
Indonesia - 0.5%
Indonesia Asahan Aluminium Persero PT 5.710%, 11/15/2023 (D)		200,000	221,721
Ireland - 0.7%
AerCap Ireland Capital DAC 4.450%, 12/16/2021		200,000	207,821
Park Aerospace Holdings, Ltd. 5.250%, 08/15/2022 (D)		100,000	105,625
			313,446
Italy - 0.2%
Banca Carige SpA (3 month EURIBOR + 1.700%) 1.327%, 10/25/2021 (C)	EUR	100,000	110,345
Japan - 1.7%
Central Nippon Expressway Company, Ltd. 2.362%, 05/28/2021		$200,000	200,293
Mizuho Financial Group, Inc. (2.721% to 7-16-22, then 3 month LIBOR + 0.840%) 07/16/2023		200,000	202,430
ORIX Corp. 3.250%, 12/04/2024		100,000	104,441
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/2021		100,000	101,211
Sumitomo Mitsui Financial Group, Inc. (3 month LIBOR + 1.680%) 4.133%, 03/09/2021 (C)		200,000	203,777
			812,152
Jersey, Channel Islands - 0.2%
AA Bond Company, Ltd. 2.875%, 07/31/2043	GBP	100,000	116,408
Luxembourg - 0.8%
Aroundtown SA 1.500%, 07/15/2024	EUR	100,000	116,298
Emerald Bay SA 2.282%, 10/08/2020 (D)(E)		136,000	145,734
Medtronic Global Holdings SCA 0.000%, 12/02/2022		100,000	110,683
			372,715
Netherlands - 0.8%
Cooperatieve Rabobank UA 6.875%, 03/19/2020		100,000	113,805
Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Netherlands (continued)
ING Bank NV 0.375%, 11/26/2021	EUR	100,000	$111,614
Stichting AK Rabobank Certificaten 6.500%, 09/29/2019 (F)		50,000	68,254
Teva Pharmaceutical Finance Netherlands III BV 2.200%, 07/21/2021		$100,000	93,625
			387,298
Norway - 0.4%
DNB Boligkreditt AS 2.500%, 03/28/2022 (D)		200,000	203,678
Singapore - 0.9%
BOC Aviation, Ltd. 3.500%, 09/18/2027 (D)		200,000	206,893
PSA Treasury Pte, Ltd. 2.500%, 04/12/2026		200,000	205,223
			412,116
South Korea - 0.4%
Kookmin Bank 2.125%, 10/21/2020		200,000	199,744
Sweden - 0.2%
Sveriges Sakerstallda Obligationer AB 2.000%, 06/17/2026	SEK	1,000,000	114,647
Switzerland - 2.2%
Credit Suisse AG 6.500%, 08/08/2023		$300,000	334,551
Credit Suisse Group AG (3 month LIBOR + 1.200%) 3.628%, 12/14/2023 (C)(D)		250,000	251,327
UBS AG 5.125%, 05/15/2024		400,000	430,603
			1,016,481
United Kingdom - 7.0%
Barclays Bank PLC 7.625%, 11/21/2022		200,000	220,500
Barclays PLC (7.000% to 9-15-19, then 5 Year British Pound Swap Rate + 5.084%) 09/15/2019 (F)	GBP	200,000	243,646
British Airways 2019-1 Class A Pass Through Trust 3.350%, 12/15/2030 (D)		$100,000	102,120
Co-operative Group Holdings 2011, Ltd. 6.875%, 07/08/2020	GBP	100,000	126,647
HSBC Holdings PLC (3 month LIBOR + 1.000%) 3.124%, 05/18/2024 (C)		$200,000	200,284
Imperial Brands Finance PLC 2.950%, 07/21/2020 (D)		200,000	201,053
Lloyds Bank PLC 4.875%, 03/30/2027	GBP	200,000	310,448
Nationwide Building Society (3.766% to 3-8-23, then 3 month LIBOR + 1.064%) 03/08/2024 (D)		$300,000	308,154
RAC Bond Company PLC 4.870%, 05/06/2046	GBP	100,000	119,661
Santander UK Group Holdings PLC 2.875%, 08/05/2021		$200,000	200,648
Tesco PLC 6.125%, 02/24/2022	GBP	50,000	67,743
The Royal Bank of Scotland Group PLC 4.800%, 04/05/2026		$400,000	436,739

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
The Royal Bank of Scotland Group PLC (3 month LIBOR + 1.470%) 3.628%, 05/15/2023 (C)		$200,000	$199,454
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) 08/10/2020 (F)		200,000	203,180
Virgin Media Secured Finance PLC 4.875%, 01/15/2027	GBP	100,000	126,985
Virgin Money PLC 2.250%, 04/21/2020		200,000	244,918
			3,312,180
United States - 17.9%
AbbVie, Inc. 2.900%, 11/06/2022		$100,000	101,783
AIG Global Funding 2.300%, 07/01/2022 (D)		100,000	100,382
Ambac Assurance Corp. 5.100%, 06/07/2020 (D)		10,734	15,270
American Express Company (3 month LIBOR + 0.620%) 2.756%, 05/20/2022 (C)		100,000	100,319
American Honda Finance Corp. (3 month LIBOR + 0.350%) 2.637%, 11/05/2021 (C)		100,000	100,160
American Tower Corp. 1.950%, 05/22/2026	EUR	100,000	120,676
AT&T, Inc. 1.800%, 09/05/2026		200,000	243,208
AT&T, Inc. (3 month LIBOR + 1.180%) 3.616%, 06/12/2024 (C)		$200,000	203,104
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (F)		60,000	65,232
BAT Capital Corp. 3.557%, 08/15/2027		100,000	102,480
Bayer US Finance II LLC (3 month LIBOR + 1.010%) 3.420%, 12/15/2023 (C)(D)		200,000	199,805
Campbell Soup Company
3.300%, 03/15/2021		100,000	101,408
3.650%, 03/15/2023		200,000	208,056
CenterPoint Energy Resources Corp. 3.550%, 04/01/2023		100,000	104,299
CH Robinson Worldwide, Inc. 4.200%, 04/15/2028		100,000	111,959
Charter Communications Operating LLC
4.464%, 07/23/2022		200,000	211,323
6.384%, 10/23/2035		100,000	122,066
Charter Communications Operating LLC (3 month LIBOR + 1.650%) 3.903%, 02/01/2024 (C)		100,000	101,548
Citibank NA (3 month LIBOR + 0.600%) 2.736%, 05/20/2022 (C)		250,000	250,460
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023		100,000	101,718
Consolidated Edison Company of New York, Inc. (3 month LIBOR + 0.400%) 2.749%, 06/25/2021 (C)		100,000	100,362
Continental Resources, Inc. 4.375%, 01/15/2028		100,000	102,568
Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
CVS Health Corp. 3.350%, 03/09/2021		$54,000	$54,985
Dell International LLC 4.420%, 06/15/2021 (D)		100,000	103,180
Discover Financial Services 4.100%, 02/09/2027		100,000	107,668
Energy Transfer Partners LP 5.750%, 09/01/2020		100,000	102,342
EPR Properties 4.500%, 06/01/2027		50,000	53,462
EQT Corp.
3.000%, 10/01/2022		200,000	191,478
4.875%, 11/15/2021		200,000	205,932
Equifax, Inc. (3 month LIBOR + 0.870%) 3.028%, 08/15/2021 (C)		100,000	99,814
Fidelity National Information Services, Inc.
0.125%, 05/21/2021	EUR	200,000	221,084
0.400%, 01/15/2021		200,000	221,694
1.700%, 06/30/2022	GBP	100,000	123,479
Ford Motor Credit Company LLC (3 month EURIBOR + 0.430%) 0.030%, 05/14/2021 (C)	EUR	100,000	109,258
General Mills, Inc. 3.200%, 04/16/2021		$100,000	101,759
General Motors Financial Company, Inc. (3 month LIBOR + 0.850%) 3.161%, 04/09/2021 (C)		100,000	99,974
Harley-Davidson Financial Services, Inc. (3 month LIBOR + 0.940%) 3.460%, 03/02/2021 (C)(D)		200,000	199,878
Jackson National Life Global Funding 2.375%, 09/15/2022 (D)		100,000	100,777
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024		200,000	212,451
Kilroy Realty LP 3.450%, 12/15/2024		100,000	104,852
Kimco Realty Corp. 3.300%, 02/01/2025		100,000	103,801
Kraft Heinz Foods Company 4.875%, 02/15/2025 (D)		100,000	103,199
Kraft Heinz Foods Company (3 month LIBOR + 0.570%) 2.751%, 02/10/2021 (C)		200,000	199,212
Masco Corp. 3.500%, 04/01/2021		200,000	203,153
McDonald's Corp. (3 month LIBOR + 0.430%) 2.686%, 10/28/2021 (C)		200,000	199,782
Morgan Stanley (3 month LIBOR + 0.550%) 2.731%, 02/10/2021 (C)		200,000	200,171
MUFG Americas Holdings Corp. 3.000%, 02/10/2025		200,000	205,531
Mylan NV 3.150%, 06/15/2021		200,000	202,362
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 0.375%) 2.694%, 06/30/2021 (C)		100,000	100,348
New York Life Global Funding 2.250%, 07/12/2022 (D)		100,000	100,761

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (D)	$100,000	$106,418
Sempra Energy (3 month LIBOR + 0.450%) 2.860%, 03/15/2021 (C)	100,000	99,726
Spirit AeroSystems, Inc. (3 month LIBOR + 0.800%) 3.210%, 06/15/2021 (C)	100,000	100,000
Sprint Corp. 7.250%, 09/15/2021	100,000	107,570
Sprint Spectrum Company LLC 4.738%, 03/20/2025 (D)	200,000	212,000
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029	100,000	110,611
Tyson Foods, Inc. 2.250%, 08/23/2021	100,000	100,288
United Technologies Corp. 3.350%, 08/16/2021	200,000	204,918
Verizon Communications, Inc. 4.329%, 09/21/2028	195,000	223,991
Volkswagen Group of America Finance LLC 3.875%, 11/13/2020 (D)	200,000	203,558
WRKCo, Inc. 3.750%, 03/15/2025	100,000	105,621
		8,475,274
TOTAL CORPORATE BONDS (Cost $20,972,698)		$21,464,659
MUNICIPAL BONDS - 1.3%
United States - 1.3%
American Municipal Power, Inc. (Ohio) 7.334%, 02/15/2028	300,000	394,536
State of California (1 month LIBOR + 0.780%) 3.178%, 04/01/2047 (C)	200,000	200,594
TOTAL MUNICIPAL BONDS (Cost $587,063)		$595,130
TERM LOANS (G) - 0.6%
United States - 0.6%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%), 4.862%, 01/31/2025	295,500	291,068
TOTAL TERM LOANS (Cost $294,423)		$291,068
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.4%
Commercial and residential - 15.8%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 4.607%, 09/25/2035 (H)	24,436	23,366
American Home Mortgage Investment Trust, Series 2004-3, Class 5A (12 month LIBOR + 1.500%), 4.078%, 10/25/2034 (C)	7,351	7,348
Banc of America Funding Corp.
Series 2006-A, Class 1A1, 4.742%, 02/20/2036 (H)	158,114	157,633
Series 2006-J, Class 4A1, 4.660%, 01/20/2047 (H)	40,823	39,472
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 1A2, 4.343%, 08/25/2033 (H)	10,812	10,789
Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Adjustable Rate Mortgage Trust (continued)
Series 2003-7, Class 6A, 4.607%, 10/25/2033 (H)		$18,716	$19,126
Series 2003-9, Class 2A1, 4.672%, 02/25/2034 (H)		3,621	3,728
Series 2004-2, Class 22A, 4.870%, 05/25/2034 (H)		43,405	43,052
Series 2004-2, Class 23A, 3.443%, 05/25/2034 (H)		22,719	21,152
Series 2005-4, Class 3A1, 4.278%, 08/25/2035 (H)		109,152	103,322
Bear Stearns ALT-A Trust
Series 2005-9, Class 24A1, 4.146%, 11/25/2035 (H)		249,033	216,526
Series 2006-8, Class 3A1 (1 month LIBOR + 0.160%), 2.305%, 02/25/2034 (C)		24,399	24,710
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1, 4.274%, 01/26/2036 (H)		279,321	249,192
Business Mortgage Finance PLC, Series 7X, Class A1 (3 month GBP LIBOR + 1.000%), 2.806%, 02/15/2041 (C)	GBP	364,686	439,475
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 3.799%, 07/25/2037 (H)		$28,234	25,471
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year CMT + 2.400%), 4.810%, 05/25/2035 (C)		44,723	45,292
Series 2005-11, Class A2A (1 Year CMT + 2.400%), 4.820%, 10/25/2035 (C)		163,584	168,162
Series 2005-6, Class A1 (1 Year CMT + 2.100%), 4.680%, 09/25/2035 (C)		71,370	72,919
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035		41,273	40,796
Series 2005-56, Class 2A2 (12 month Treasury Average Index + 2.040%), 4.549%, 11/25/2035 (C)		30,265	28,842
Series 2005-56, Class 2A3 (12 month Treasury Average Index + 1.500%), 4.009%, 11/25/2035 (C)		30,245	27,979
Series 2007-11T1, Class A12 (1 month LIBOR + 0.350%), 2.495%, 05/25/2037 (C)		141,732	61,489
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037		74,856	62,182
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.887%, 08/25/2034 (H)		10,900	10,337
Series 2004-22, Class A3, 4.282%, 11/25/2034 (H)		54,823	55,189
Series 2005-R2, Class 1AF1 (1 month LIBOR + 0.340%), 2.485%, 06/25/2035 (C)(D)		100,618	96,319
Series 2004-12, Class 12A1, 4.154%, 08/25/2034 (H)		55,341	55,466

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Home Loan Mortgage Pass Through Trust (continued)
Series 2004-25, Class 1A1 (1 month LIBOR + 0.660%), 2.805%, 02/25/2035 (C)		$74,461	$74,276
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%), 2.825%, 02/25/2035 (C)		84,750	81,729
Series 2005-HYB9, Class 3A2A (12 month LIBOR + 1.750%), 4.592%, 02/20/2036 (C)		94,823	83,556
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 4.200%, 07/25/2033 (H)		3,404	3,466
Eurosail PLC, Series 2006-1X, Class A2C (3 month GBP LIBOR + 0.160%), 0.946%, 06/10/2044 (C)	GBP	237,147	287,016
Eurosail-UK PLC, Series 2007-3X, Class A3C (3 month GBP LIBOR + 0.950%), 1.739%, 06/13/2045 (C)		483,440	582,123
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1, 4.597%, 08/25/2035 (H)		$18,195	15,159
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 5.220%, 10/25/2033 (H)		2,411	2,439
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO, 2.109%, 11/10/2045		2,489,898	128,649
GSR Mortgage Loan Trust, Series 2003-1, Class A2 (1 Year CMT + 1.750%), 4.300%, 03/25/2033 (C)		18,413	18,619
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.399%, 07/19/2035 (H)		11,429	10,756
IndyMac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A, 4.283%, 12/25/2034 (H)		15,500	15,511
JPMorgan Alternative Loan Trust, Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (H)		2,173	1,660
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 4.322%, 11/25/2033 (H)		23,036	23,661
Series 2006-A1, Class 3A2, 4.236%, 02/25/2036 (H)		198,149	163,055
Series 2007-A1, Class 5A6, 4.691%, 07/25/2035 (H)		65,970	66,181
Ludgate Funding PLC, Series 2006-1X, Class A2A (3 month GBP LIBOR + 0.190%), 0.983%, 12/01/2060 (C)	GBP	275,487	317,151
Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 4.436%, 02/25/2033 (H)		$25,563	24,848
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1 (1 month LIBOR + 0.440%), 2.635%, 12/15/2030 (C)		132,017	128,740
Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072%, 08/12/2053 (D)	CAD	266,431	$204,312
Residential Asset Securitization Trust, Series 2006-R1, Class A2 (1 month LIBOR + 0.400%), 2.545%, 01/25/2046 (C)		$234,004	100,153
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21, 4.475%, 09/25/2035 (H)		57,556	47,476
Sequoia Mortgage Trust, Series 5, Class A (1 month LIBOR + 0.700%), 2.882%, 10/19/2026 (C)		25,535	25,265
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 4.532%, 02/25/2034 (H)		34,548	34,658
Series 2004-12, Class 7A1, 4.424%, 09/25/2034 (H)		28,002	28,448
Series 2004-19, Class 2A1 (12 month Treasury Average Index + 1.400%), 3.909%, 01/25/2035 (C)		238,219	231,889
Series 2004-4, Class 3A2, 4.733%, 04/25/2034 (H)		53,013	54,779
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 12A1 (1 month LIBOR + 0.220%), 2.365%, 05/25/2036 (C)		682,912	645,792
SWAN Trust, Series 2010-1, Class A (1 month BBSW + 1.550%), 2.355%, 04/25/2041 (C)	AUD	277,236	186,781
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1 (12 month LIBOR + 1.250%), 3.441%, 06/25/2047 (C)		$78,266	74,158
Series 2007-3, Class 3A1 (12 month LIBOR + 1.250%), 3.441%, 06/25/2047 (C)		174,741	161,305
Series 2007-3, Class 4A1 (12 month LIBOR + 1.250%), 3.441%, 06/25/2047 (C)		60,178	55,074
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1 (3 month GBP LIBOR + 1.025%), 1.798%, 10/20/2051 (C)(D)	GBP	283,135	344,499
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP LIBOR + 0.200%), 0.986%, 06/10/2059 (C)		230,160	269,298
Series 2008-1, Class B (3 month GBP LIBOR + 0.750%), 1.536%, 06/10/2059 (C)		46,418	52,737
Series 2008-1, Class M1 (3 month GBP LIBOR + 0.350%), 1.136%, 06/10/2059 (C)		55,996	64,487
Series 2008-1, Class M2 (3 month GBP LIBOR + 0.550%), 1.336%, 06/10/2059 (C)		44,207	50,811
WaMu Mortgage Pass-Through Certificates
Series 05-AR16, Class 1A1, 4.235%, 12/25/2035 (H)		$89,419	88,993

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2002-AR17, Class 1A (12 month Treasury Average Index + 1.200%), 3.709%, 11/25/2042 (C)	$98,970	$97,147
Series 2003-AR5, Class A7, 4.687%, 06/25/2033 (H)	15,672	16,101
Series 2005-AR13, Class A1A1 (1 month LIBOR + 0.290%), 2.556%, 10/25/2045 (C)	46,673	46,571
Series 2005-AR2, Class 2A1A (1 month LIBOR + 0.310%), 2.455%, 01/25/2045 (C)	75,235	74,743
Series 2006-AR10, Class 2A1, 3.982%, 09/25/2036 (H)	74,736	72,171
Series 2006-AR17, Class 1A1A (12 month Treasury Average Index + 0.810%), 3.314%, 12/25/2046 (C)	156,269	156,708
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A (12 month Treasury Average Index + 0.940%), 3.449%, 07/25/2046 (C)	135,604	99,983
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class A1, 4.914%, 09/25/2034 (H)	22,692	23,474
Series 2007-1, Class A4, 5.750%, 02/25/2037	26,114	25,161
		7,470,903
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 4579, Class SD IO, 1.994%, 01/15/2038	453,741	31,396
Series T-63, Class 1A1 (12 month Treasury Average Index + 1.200%), 3.503%, 02/25/2045 (C)	72,455	72,378
Federal National Mortgage Association
Series 2006-15, Class FC (1 month LIBOR + 0.130%), 2.321%, 03/25/2036 (C)	57,730	57,422
Series 2006-48, Class TF (1 month LIBOR + 0.400%), 2.545%, 06/25/2036 (C)	32,633	32,675
Series 2006-5, Class 3A2, 4.129%, 05/25/2035 (H)	74,616	78,647
		272,518
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,331,559)		$7,743,421
ASSET BACKED SECURITIES - 2.5%
Evans Grove CLO, Ltd., Series 2018-1A, Class A1 (3 month LIBOR + 0.920%) 3.064%, 05/28/2028 (C)(D)	200,000	198,426
Flagship VII, Ltd., Series 2013-7A, Class A1R (3 month LIBOR + 1.120%) 3.398%, 01/20/2026 (C)(D)	279,149	279,192
Global Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ltd., Series 2018-4A, Class A1 (3 month LIBOR + 0.900%) 3.058%, 11/15/2026 (C)(D)	$579,479	$579,672
SACO I Trust, Series 2005-10, Class 1A (1 month LIBOR + 0.520%) 2.786%, 06/25/2036 (C)	41,087	38,593
Terwin Mortgage Trust, Series 2003-6HE, Class A1 (1 month LIBOR + 0.940%) 3.085%, 11/25/2033 (C)	14,892	14,499
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR (3 month LIBOR + 0.880%) 3.667%, 04/15/2027 (C)(D)	100,000	99,550
TOTAL ASSET BACKED SECURITIES (Cost $1,189,916)		$1,209,932
COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	3,662	5,054
TOTAL COMMON STOCKS (Cost $858)		$5,054
ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)	$3,600,000	51,480
6.875%, 05/02/2018 (I)	4,200,000	58,800
TOTAL ESCROW SHARES (Cost $0)		$110,280
PURCHASED OPTIONS - 0.1%
Calls - 0.0%
Exchange Traded Option on Euro BUND Futures (Expiration Date: 11-22-19; Strike Price: EUR 200.00; Notional Amount: 800,000) (I)	8	89
Exchange Traded Option on Euro-OAT Futures (Expiration Date: 11-22-19; Strike Price: EUR 200.00; Notional Amount: 1,200,000) (I)	12	134
Exchange Traded Option on U.K. Long Gilt Bond Futures (Expiration Date: 11-22-19; Strike Price: GBP 163.00; Notional Amount: 300,000) (I)	3	0
Over the Counter Option on the AUD vs. CAD (Expiration Date: 9-13-19; Strike Price: AUD 0.94; Counterparty: HSBC Bank USA) (I)(J)	300,000	0
Over the Counter Option on the USD vs. INR (Expiration Date: 10-16-19; Strike Price: $82.00; Counterparty: HSBC Bank USA) (I)(J)	860,000	9
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-26-19; Strike Price: $113.00; Counterparty: Bank of America, N.A.) (I)(J)	2,000,000	13
		245
Puts - 0.1%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 11-22-19; Strike Price: $116.00; Notional Amount: 28,000) (I)	28	0

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Exchange Traded Option on 2-Year U.S. Treasury Note Futures (Expiration Date: 11-22-19; Strike Price: $104.75; Notional Amount: 8,000) (I)	4	$31
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 11-22-19; Strike Price: $109.25; Notional Amount: 52,000) (I)	52	203
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 9-20-19; Strike Price: $111.50; Notional Amount: 2,000) (I)	2	8
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 9-20-19; Strike Price: $112.50; Notional Amount: 3,000) (I)	3	12
Exchange Traded Option on Euro BOBL Futures (Expiration Date: 11-22-19; Strike Price: EUR 128.50; Notional Amount: 1,100,000) (I)	11	61
Exchange Traded Option on Euro BTP Futures (Expiration Date: 11-22-19; Strike Price: EUR 100.00; Notional Amount: 700,000) (I)	7	78
Exchange Traded Option on Euro BUND Futures (Expiration Date: 10-25-19; Strike Price: EUR 173.00; Notional Amount: 1,000,000) (I)	10	3,466
Exchange Traded Option on U.S. Ultra Bond Futures (Expiration Date: 11-22-19; Strike Price: $135.00; Notional Amount: 5,000) (I)	5	43
Over the Counter Option on 2 Year Interest Rate Swap. Receive a floating rate based on 6-month JPY LIBOR and pay a fixed rate of -0.147% (Expiration Date: 6-29-20; Strike Rate: -0.147%; Counterparty: Morgan Stanley Capital Services, Inc.) (I)(J)	38,000,000	318
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3 month LIBOR and pay a fixed rate of 1.733% (Expiration Date: 8-26-21; Strike Rate: 1.733%; Counterparty: Credit Suisse Securities (USA) LLC) (I)(J)	200,000	14,200
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3 month LIBOR and pay a fixed rate of 1.752% (Expiration Date: 8-23-21; Strike Rate: 1.752%; Counterparty: Morgan Stanley & Company, Inc. ) (I)(J)	100,000	6,893
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3 month LIBOR and pay a fixed rate of 1.783% (Expiration Date: 8-19-20; Strike Rate: 1.783%; Counterparty: Barclays Bank PLC) (I)(J)	200,000	8,543
Global Bond Fund (continued)
		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Over the Counter Option on the EUR vs. US (Expiration Date: 9-5-19; Strike Price: EUR 1.05; Counterparty: Bank of America, N.A.) (I)(J)		2,500,000	$3
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-24-19; Strike Price: EUR 1.04; Counterparty: Bank of America, N.A.) (I)(J)		1,900,000	75
			33,934
TOTAL PURCHASED OPTIONS (Cost $48,665)			$34,179
SHORT-TERM INVESTMENTS - 5.7%
Foreign government - 4.7%
Japan Treasury Discount Bill
(0.147%), 10/21/2019 *	JPY	167,000,000	1,572,239
(0.144%), 10/15/2019 *		33,000,000	310,674
(0.114%), 11/05/2019 *		33,000,000	310,703
(0.112%), 09/30/2019 *		5,000,000	47,069
			2,240,685
Repurchase agreement - 1.0%
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $471,055 on 9-3-19, collateralized by $355,000 U.S. Treasury Bonds, 6.375% due 8-15-27 (valued at $486,067, including interest)		$471,000	471,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,683,286)			$2,711,685
Total Investments (Global Bond Fund) (Cost $68,957,035) - 148.3%			$70,146,533
Other assets and liabilities, net - (48.3%)			(22,852,129)
TOTAL NET ASSETS - 100.0%			$47,294,404
SALE COMMITMENTS OUTSTANDING - (0.6%)
U.S. Government Agency - (0.6)%
Federal National Mortgage Association 4.500%, TBA (B)		$(300,000)	$(315,985)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(314,484))			$(315,985)
SECURITIES SOLD SHORT - (1.7%)
Foreign government - (1.7)%
Government of Canada 2.750%, 12/01/2048	CAD	(800,000)	(790,146)
TOTAL SECURITIES SOLD SHORT (Cost $(792,810))			$(790,146)
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,338,788 or 21.9% of the fund's net assets as of 8-31-19.
Global Bond Fund (continued)
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	22	Long	Dec 2019	$2,899,638	$2,897,812	$(1,826)
2-Year U.S. Treasury Note Futures	4	Long	Dec 2019	864,311	864,469	158
3-Month Sterling Futures	40	Long	Sep 2019	6,014,374	6,037,760	23,386
3-Year Australian Treasury Bond Futures	20	Long	Sep 2019	1,544,402	1,558,458	14,056
5-Year U.S. Treasury Note Futures	30	Long	Dec 2019	3,602,206	3,599,297	(2,909)
Euro-BTP Italian Government Bond Futures	7	Long	Dec 2019	1,095,584	1,104,303	8,719
Euro-Buxl Futures	3	Long	Dec 2019	738,234	734,143	(4,091)
German Euro BOBL Futures	11	Long	Sep 2019	1,614,657	1,646,959	32,302
Ultra U.S. Treasury Bond Futures	5	Long	Dec 2019	989,383	987,188	(2,195)
10-Year Australian Treasury Bond Futures	1	Short	Sep 2019	(95,579)	(99,877)	(4,298)
Euro SCHATZ Futures	29	Short	Dec 2019	(3,589,447)	(3,591,546)	(2,099)
Euro-OAT Futures	12	Short	Dec 2019	(2,277,680)	(2,271,472)	6,208
German Euro BUND Futures	8	Short	Dec 2019	(1,550,146)	(1,549,924)	222
U.K. Long Gilt Bond Futures	3	Short	Dec 2019	(487,082)	(490,175)	(3,093)
						$64,540

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	211,000	USD	143,257	GSI	9/4/2019	—	$(1,159)
AUD	210,000	USD	141,902	JPM	9/4/2019	—	(478)
AUD	211,000	USD	142,057	SCB	10/3/2019	$170	—
AUD	762,046	USD	517,009	MSI	11/15/2019	—	(2,734)
BRL	94,861	USD	25,000	BOA	9/4/2019	—	(2,092)
BRL	1,321,648	USD	352,439	CITI	9/4/2019	—	(33,278)
BRL	1,764,948	USD	426,470	DB	9/4/2019	—	(257)
BRL	440,271	USD	117,000	GSI	9/4/2019	—	(10,680)
BRL	91,832	USD	22,190	JPM	9/4/2019	—	(13)
BRL	1,764,948	USD	424,103	DB	10/2/2019	1,307	—
CAD	73,000	USD	54,929	BNP	9/3/2019	—	(100)
CAD	1,075,625	USD	817,018	CITI	9/3/2019	—	(9,128)
CAD	126,000	USD	94,882	BNP	9/4/2019	—	(243)
CAD	62,000	USD	46,867	CITI	9/4/2019	—	(299)
CAD	126,000	USD	94,968	SCB	9/4/2019	—	(329)
CAD	1,074,625	USD	808,249	HUS	10/2/2019	—	(729)
CHF	186,000	USD	190,395	CITI	9/4/2019	—	(2,468)
CHF	92,000	USD	93,932	SCB	9/4/2019	—	(979)
The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CHF	267,000	USD	278,225	MSI	11/15/2019	—	$(6,690)
CLP	19,830,490	USD	29,271	CITI	9/25/2019	—	(1,785)
CLP	106,229,800	USD	156,681	GSI	9/25/2019	—	(9,437)
CNY	1,038,000	USD	151,537	BOA	9/18/2019	—	(6,630)
CNY	1,358,300	USD	195,839	BNP	9/18/2019	—	(6,218)
CNY	248,602	USD	35,878	DB	9/18/2019	—	(1,172)
CNY	2,385,478	USD	346,554	HUS	9/18/2019	—	(13,536)
CNY	1,020,000	USD	147,553	JPM	9/18/2019	—	(5,158)
CNY	1,019,000	USD	147,108	NOM	9/18/2019	—	(4,853)
CNY	621,170	USD	89,832	SCB	9/18/2019	—	(3,115)
CNY	3,562,304	USD	496,329	NWM	12/18/2019	—	(385)
COP	83,400,000	USD	24,000	GSI	9/25/2019	$206	—
COP	92,441,440	USD	28,000	JPM	9/25/2019	—	(1,170)
COP	1,664,520	USD	521	RBC	9/25/2019	—	(38)
COP	1,171,476,050	USD	366,012	GSI	10/15/2019	—	(26,335)
CZK	1,029,366	USD	44,375	BNP	10/21/2019	—	(744)
DKK	1,465,000	USD	225,082	JPM	10/1/2019	—	(8,669)
EUR	306,164	RON	1,461,717	GSI	10/22/2019	—	(1,888)
EUR	1,190,068	RON	5,693,283	JPM	10/22/2019	—	(10,024)
EUR	115,011	RON	570,431	BOA	3/16/2020	—	(3,988)
EUR	100,142	RON	497,280	BNP	3/16/2020	—	(3,611)
EUR	100,877	RON	500,854	CITI	3/16/2020	—	(3,620)
EUR	100,970	RON	501,659	MSI	3/16/2020	—	(3,703)
EUR	22,000	TRY	149,710	NOM	9/5/2019	—	(1,491)
EUR	128,000	USD	142,167	BOA	9/4/2019	—	(1,488)
EUR	211,548	USD	235,147	SCB	9/4/2019	—	(2,645)
EUR	2,812,214	USD	3,179,149	BARC	11/15/2019	—	(71,223)
EUR	191,000	USD	213,652	CITI	11/15/2019	—	(2,568)
EUR	16,000	USD	20,456	MSI	6/28/2021	—	(2,110)
GBP	1,733,833	USD	2,113,489	CITI	9/3/2019	—	(3,762)
GBP	38,000	USD	46,177	BNP	9/4/2019	62	—
GBP	155,000	USD	187,417	CITI	9/4/2019	1,187	—
HKD	2,787,000	USD	355,394	BNP	9/18/2019	92	—
HKD	2,189,000	USD	279,168	HUS	9/18/2019	42	—
HKD	40,733	USD	5,213	BNP	12/16/2019	—	(18)
HKD	347,854	USD	44,521	HUS	12/16/2019	—	(163)
HKD	1,585,156	USD	202,885	JPM	12/16/2019	—	(748)
HKD	858,458	USD	109,883	MSI	12/16/2019	—	(413)
HKD	708,000	USD	90,616	SCB	12/16/2019	—	(332)
HUF	69,875,000	USD	242,341	CITI	9/11/2019	—	(10,408)
IDR	3,895,222,840	USD	273,387	SCB	9/6/2019	1,142	—
IDR	144,380,000	USD	10,000	BARC	9/18/2019	157	—
IDR	668,165,240	USD	47,000	BNP	9/18/2019	6	—
IDR	779,544,000	USD	54,000	DB	9/18/2019	842	—
IDR	1,865,036,000	USD	129,000	HUS	9/18/2019	2,208	—
IDR	909,228,000	USD	63,000	JPM	9/18/2019	965	—
IDR	5,866,765,900	USD	400,407	SCB	9/18/2019	12,326	—
IDR	5,323,358,300	USD	366,320	SCB	12/18/2019	2,698	—
ILS	182,321	USD	51,202	BOA	9/16/2019	417	—
INR	2,036,322	USD	29,000	GSI	9/18/2019	—	(641)
INR	1,757,410	USD	25,000	RBC	9/18/2019	—	(525)
INR	121,663,675	USD	1,678,002	HUS	10/18/2019	7,802	—
INR	29,792,280	USD	406,000	HUS	4/27/2020	—	(2,888)
INR	29,681,880	USD	404,000	BNP	5/4/2020	—	(2,699)
JPY	5,224,000	USD	49,113	BNP	9/4/2019	62	—
JPY	15,294,000	USD	144,377	JPM	9/4/2019	—	(413)
JPY	541,068,051	USD	5,177,508	HUS	11/15/2019	—	(58,720)
KRW	87,172,000	USD	74,000	BOA	9/18/2019	—	(1,937)
KRW	670,023,140	USD	565,134	BNP	9/18/2019	—	(11,244)
KRW	24,740,100	USD	21,000	CITI	9/18/2019	—	(548)
KRW	54,264,690	USD	46,000	HUS	9/18/2019	—	(1,141)
KRW	111,986,400	USD	95,000	SCB	9/18/2019	—	(2,424)
KRW	639,890,356	USD	529,338	HUS	12/18/2019	896	—
MXN	11,842,000	USD	601,237	JPM	9/20/2019	—	(12,010)
MXN	9,639,462	USD	491,351	CITI	10/16/2019	—	(13,823)
MXN	2,277,462	USD	116,217	BNP	10/23/2019	—	(3,523)
The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	5,921,000	USD	295,883	CITI	11/19/2019	—	$(4,179)
MYR	579,158	USD	139,348	UBS	9/18/2019	—	(2,093)
NOK	411,000	USD	46,087	GSI	9/4/2019	—	(982)
NOK	10,000	USD	1,121	HUS	9/4/2019	—	(24)
NOK	1,207,000	USD	135,523	HUS	11/15/2019	—	(2,874)
NZD	2,000	USD	1,307	BOA	9/4/2019	—	(47)
NZD	74,000	USD	47,386	BNP	9/4/2019	—	(759)
NZD	223,000	USD	143,288	HUS	9/4/2019	—	(2,776)
NZD	142,000	USD	92,587	SCB	9/4/2019	—	(3,112)
NZD	223,000	USD	140,791	SCB	10/3/2019	—	(160)
PEN	60,714	USD	18,000	BNP	9/3/2019	—	(109)
PEN	511,137	USD	151,324	CITI	9/3/2019	—	(706)
PEN	227,130	USD	67,000	CITI	9/9/2019	—	(89)
PEN	48,085	USD	14,203	BNP	9/17/2019	—	(44)
PEN	1,044,361	USD	308,282	CITI	9/17/2019	—	(754)
PEN	266,804	USD	78,497	CITI	9/20/2019	$54	—
PEN	558,275	USD	165,827	BNP	10/9/2019	—	(1,618)
PLN	654,505	USD	172,221	CITI	9/11/2019	—	(7,785)
RON	487,000	EUR	100,079	CITI	3/16/2020	1,297	—
RON	1,461,717	EUR	301,344	GSI	3/16/2020	2,826	—
RON	136,996	EUR	28,180	MSI	3/16/2020	335	—
RON	452,000	USD	106,035	BNP	10/22/2019	—	(1,008)
RON	618,000	USD	144,163	CITI	10/22/2019	—	(564)
RON	6,085,000	USD	1,426,739	UBS	10/22/2019	—	(12,823)
SEK	2,705,629	USD	280,750	GSI	9/4/2019	—	(5,078)
SEK	449,000	USD	46,985	SCB	9/4/2019	—	(1,237)
SEK	1,831,629	USD	187,022	UBS	10/3/2019	—	(30)
SEK	765,854	USD	80,718	MSI	11/15/2019	—	(2,322)
SGD	316,679	USD	234,152	HUS	9/18/2019	—	(5,920)
SGD	529,369	USD	381,115	MSI	9/18/2019	403	—
THB	5,478,596	USD	172,756	JPM	9/18/2019	6,514	—
THB	5,478,596	USD	178,823	BNP	12/18/2019	830	—
TRY	40,707	EUR	6,000	BNP	9/5/2019	385	—
TRY	108,689	EUR	16,000	CITI	9/5/2019	1,051	—
TWD	7,274,075	USD	232,622	HUS	9/6/2019	—	(805)
TWD	436,240	USD	14,000	CITI	11/21/2019	2	—
TWD	749,880	USD	24,000	CSFB	11/21/2019	69	—
TWD	1,809,020	USD	58,000	DB	11/21/2019	65	—
TWD	1,683,450	USD	54,000	HUS	11/21/2019	34	—
TWD	2,139,000	USD	69,000	JPM	11/21/2019	—	(344)
TWD	311,500	USD	10,000	SCB	11/21/2019	—	(2)
USD	47,481	AUD	70,000	HUS	9/4/2019	339	—
USD	94,872	AUD	140,000	JPM	9/4/2019	589	—
USD	77,753	AUD	115,000	CITI	11/15/2019	144	—
USD	22,922	BRL	94,861	BOA	9/4/2019	14	—
USD	319,354	BRL	1,321,648	CITI	9/4/2019	193	—
USD	424,981	BRL	1,764,948	DB	9/4/2019	—	(1,232)
USD	106,384	BRL	440,271	GSI	9/4/2019	64	—
USD	23,000	BRL	91,832	JPM	9/4/2019	824	—
USD	133,000	BRL	553,878	BNP	10/2/2019	—	(503)
USD	142,000	BRL	589,854	GSI	10/2/2019	—	(174)
USD	807,867	CAD	1,074,625	HUS	9/3/2019	728	—
USD	55,819	CAD	74,000	JPM	9/3/2019	238	—
USD	46,961	CAD	62,000	BNP	9/4/2019	393	—
USD	189,947	CAD	252,000	GSI	9/4/2019	670	—
USD	95,013	CAD	126,000	SCB	10/3/2019	330	—
USD	190,246	CHF	187,000	GSI	9/4/2019	1,310	—
USD	49,001	CHF	48,000	JPM	9/4/2019	504	—
USD	92,599	CHF	90,000	UBS	9/4/2019	1,667	—
USD	47,689	CHF	47,000	CITI	10/3/2019	74	—
USD	69,629	CLP	49,541,180	BOA	9/25/2019	961	—
USD	1,000	CLP	718,500	HUS	9/25/2019	4	—
USD	39,000	CLP	28,033,200	JPM	9/25/2019	143	—
USD	37,000	CLP	26,536,400	NWM	9/25/2019	218	—
USD	23,857	CNY	166,000	BNP	9/18/2019	684	—
USD	124,153	CNY	878,000	CITI	9/18/2019	1,583	—
The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	72,054	CNY	508,000	GSI	9/18/2019	$1,136	—
USD	370,736	CNY	2,576,246	HUS	9/18/2019	11,087	—
USD	497,633	CNY	3,562,304	NWM	9/18/2019	328	—
USD	57,688	CNY	415,616	DB	3/18/2020	—	$(48)
USD	168,858	CNY	1,217,972	HUS	3/18/2020	—	(340)
USD	15,000	COP	52,185,000	CITI	9/25/2019	—	(146)
USD	75,000	COP	253,612,060	GSI	9/25/2019	1,392	—
USD	49,000	COP	164,934,000	HUS	9/25/2019	1,130	—
USD	1,000	COP	3,484,000	NWM	9/25/2019	—	(11)
USD	2,530,004	DKK	16,507,516	CITI	10/1/2019	91,474	—
USD	260,717	EUR	233,000	BNP	9/4/2019	4,638	—
USD	308,625	EUR	277,000	GSI	9/4/2019	4,189	—
USD	188,655	EUR	170,452	CITI	10/3/2019	890	—
USD	153,794	EUR	138,000	BOA	11/15/2019	1,283	—
USD	112,363	EUR	101,000	JPM	11/15/2019	742	—
USD	2,141,001	GBP	1,733,833	MSI	9/3/2019	31,274	—
USD	141,190	GBP	116,000	CITI	9/4/2019	42	—
USD	234,410	GBP	193,000	UBS	9/4/2019	—	(432)
USD	2,062,191	GBP	1,689,833	CITI	10/2/2019	3,420	—
USD	141,645	GBP	116,000	JPM	10/3/2019	312	—
USD	52,426	HKD	410,000	BNP	9/18/2019	129	—
USD	219,733	HKD	1,719,000	HUS	9/18/2019	472	—
USD	227,675	HKD	1,781,000	SCB	9/18/2019	506	—
USD	128,885	HKD	1,008,201	UBS	9/18/2019	288	—
USD	59,068	HKD	462,000	BARC	12/16/2019	154	—
USD	110,028	HKD	861,000	CITI	12/16/2019	234	—
USD	214,551	HKD	1,677,522	HUS	12/16/2019	635	—
USD	68,975	HKD	539,679	MSI	12/16/2019	156	—
USD	28,000	HKD	220,010	BNP	9/3/2020	—	(5)
USD	287,000	HKD	2,255,533	SCB	9/3/2020	—	(108)
USD	193,251	HUF	55,911,110	GSI	9/11/2019	7,667	—
USD	272,000	IDR	3,895,222,840	BNP	9/6/2019	—	(2,529)
USD	33,000	IDR	472,164,000	BARC	9/18/2019	—	(217)
USD	682,764	IDR	9,760,955,140	SCB	9/18/2019	—	(3,930)
USD	35,000	IDR	501,060,000	BARC	9/27/2019	—	(198)
USD	18,000	IDR	258,516,000	CITI	9/27/2019	—	(160)
USD	16,000	IDR	229,072,000	JPM	9/27/2019	—	(92)
USD	53,001	INR	3,710,778	HUS	9/18/2019	1,322	—
USD	197,620	INR	13,904,552	BNP	10/18/2019	4,955	—
USD	1,489,000	INR	107,759,123	HUS	10/18/2019	—	(4,139)
USD	410,645	INR	29,792,280	GSI	4/27/2020	7,533	—
USD	206,758	INR	14,853,880	HUS	5/4/2020	5,932	—
USD	205,773	INR	14,828,000	JPM	5/4/2020	5,298	—
USD	97,898	JPY	10,418,000	HUS	9/4/2019	—	(168)
USD	142,257	JPY	14,961,000	MSI	9/4/2019	1,428	—
USD	95,996	JPY	10,246,000	SCB	9/4/2019	—	(451)
USD	46,708	JPY	5,000,000	UBS	9/30/2019	—	(449)
USD	142,587	JPY	15,107,000	CITI	10/3/2019	75	—
USD	306,471	JPY	33,000,000	BARC	10/15/2019	—	(5,090)
USD	1,563,183	JPY	167,000,000	GSI	10/21/2019	—	(14,140)
USD	310,448	JPY	33,000,000	UBS	11/5/2019	—	(1,553)
USD	49,444	JPY	5,200,000	CITI	11/15/2019	249	—
USD	14,000	KRW	16,139,200	GSI	9/18/2019	658	—
USD	527,832	KRW	639,890,356	HUS	9/18/2019	—	(1,149)
USD	22,000	KRW	25,420,274	MSI	9/18/2019	986	—
USD	123,649	KRW	145,619,000	SCB	9/18/2019	3,270	—
USD	105,000	KRW	121,117,500	UBS	9/18/2019	4,879	—
USD	22,000	KRW	26,763,000	BOA	9/27/2019	—	(126)
USD	49,000	KRW	59,437,000	CITI	9/27/2019	—	(139)
USD	298,965	MXN	5,921,000	CITI	9/20/2019	4,351	—
USD	38,563	MXN	779,000	HUS	9/20/2019	—	(198)
USD	478,409	MXN	9,639,462	CITI	10/16/2019	881	—
USD	292,124	MXN	5,921,000	JPM	11/19/2019	420	—
USD	97,052	MYR	400,000	GSI	11/4/2019	2,366	—
USD	72,877	MYR	300,000	MSI	11/4/2019	1,863	—
USD	169,965	MYR	700,000	UBS	11/4/2019	4,265	—
The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	47,498	NOK	423,000	BOA	9/4/2019	$1,077	—
USD	87,492	NOK	785,000	BOA	11/15/2019	1,221	—
USD	9,531	NZD	15,000	BNP	9/3/2019	79	—
USD	176,506	NZD	274,000	JPM	9/3/2019	3,858	—
USD	140,650	NZD	218,000	UBS	9/4/2019	3,288	—
USD	183,282	NZD	289,000	MSI	10/2/2019	1,034	—
USD	18,078	PEN	60,714	BNP	9/3/2019	188	—
USD	155,000	PEN	511,138	CITI	9/3/2019	4,381	—
USD	67,218	PEN	227,130	CITI	9/9/2019	307	—
USD	330,473	PEN	1,092,446	BNP	9/17/2019	8,787	—
USD	78,939	PEN	266,805	CITI	9/20/2019	387	—
USD	78,279	PEN	266,804	CITI	11/18/2019	—	$(66)
USD	271,626	PEN	926,325	CITI	11/29/2019	—	(239)
USD	137,464	SEK	1,323,000	GSI	9/4/2019	2,666	—
USD	140,304	SGD	192,048	BOA	9/18/2019	1,894	—
USD	232,369	SGD	321,000	BNP	9/18/2019	1,023	—
USD	136,976	SGD	189,000	GSI	9/18/2019	763	—
USD	104,133	SGD	144,000	JPM	9/18/2019	351	—
USD	381,520	SGD	529,369	MSI	12/18/2019	—	(398)
USD	178,561	THB	5,478,596	BNP	9/18/2019	—	(709)
USD	232,000	TWD	7,274,075	GSI	9/6/2019	183	—
USD	33,000	TWD	1,037,355	BOA	9/18/2019	—	(160)
USD	40,000	TWD	1,269,120	GSI	9/18/2019	—	(569)
USD	232,845	TWD	7,274,075	HUS	9/18/2019	322	—
USD	165,000	TWD	5,231,450	JPM	9/18/2019	—	(2,229)
USD	30,000	TWD	940,020	BOA	9/27/2019	—	(69)
USD	41,000	TWD	1,286,785	JPM	9/27/2019	—	(162)
USD	65,000	TWD	2,035,948	BNP	9/30/2019	—	(141)
USD	97,000	TWD	3,039,980	GSI	9/30/2019	—	(265)
USD	4,000	TWD	125,392	SCB	9/30/2019	—	(12)
USD	184,554	TWD	5,776,707	HUS	11/21/2019	—	(864)
USD	47,914	TWD	1,501,000	JPM	11/21/2019	—	(264)
USD	152,729	ZAR	2,301,000	BARC	10/8/2019	1,712	—
USD	249,713	ZAR	3,666,000	BNP	10/8/2019	9,109	—
USD	201,874	ZAR	2,840,000	JPM	10/8/2019	15,482	—
ZAR	4,750,886	USD	332,506	CITI	10/7/2019	—	(20,662)
ZAR	2,162,000	USD	148,297	JPM	10/8/2019	—	(6,403)
ZAR	1,799,000	USD	116,527	SCB	10/8/2019	1,543	—
						$332,090	$(526,823)

WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
5-Year U.S. Treasury Note Futures	USD	119.00	Oct 2019	10	10,000	$ 2,482	$(12,110)
Euro BOBL Futures	EUR	136.50	Oct 2019	4	400,000	1,468	(2,185)
Euro BOBL Futures	EUR	136.50	Nov 2019	3	300,000	1,658	(1,843)
Euro BUND Futures	EUR	175.50	Sep 2019	3	300,000	3,321	(4,313)
Euro BUND Futures	EUR	178.50	Nov 2019	5	500,000	4,495	(3,554)
						$13,424	$(24,005)
Puts
5-Year U.S. Treasury Note Futures	USD	117.00	Oct 2019	10	10,000	2,170	(273)
Euro BOBL Futures	EUR	136.50	Oct 2019	4	400,000	1,900	(1,308)
Euro BOBL Futures	EUR	136.50	Nov 2019	3	300,000	1,603	(1,183)
Euro BUND Futures	EUR	175.50	Sep 2019	3	300,000	4,395	(1,749)
Euro BUND Futures	EUR	170.50	Oct 2019	10	1,000,000	3,116	(1,015)
						$13,184	$ (5,528)
						$26,608	$(29,533)
The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar versus Chinese Yuan Renminbi	GSI	USD	7.15	Sep 2019	132,000	$ 568	$ (946)
U.S. Dollar versus Chinese Yuan Renminbi	BARC	USD	7.05	Sep 2019	70,000	325	(1,295)
U.S. Dollar versus Chinese Yuan Renminbi	HUS	USD	7.05	Sep 2019	170,000	689	(3,144)
						$1,582	$(5,385)
Puts
Australian Dollar versus Canadian Dollar	HUS	AUD	0.91	Sep 2019	300,000	908	(2,265)
U.S. Dollar versus Chinese Yuan Renminbi	GSI	USD	6.97	Sep 2019	132,000	566	(54)
U.S. Dollar versus Chinese Yuan Renminbi	BARC	USD	6.90	Sep 2019	70,000	289	(19)
U.S. Dollar versus Chinese Yuan Renminbi	HUS	USD	6.90	Sep 2019	170,000	687	(46)
U.S. Dollar versus Japanese Yen	BOA	USD	104.75	Sep 2019	238,000	1,802	(575)
						$4,252	$(2,959)
						$5,834	$(8,344)
* For this type of option, notional amounts are equivalent to number of contracts.
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
2-Year Interest Rate Swap	MSCS	6 month JPY LIBOR	Pay	(0.047%)	Jun 2020	JPY	77,000,000	$ 253	$ (221)
3-Year Interest Rate Swap	BARC	3 month USD LIBOR	Pay	1.456%	Aug 2020	USD	1,700,000	10,434	(8,314)
3-Year Interest Rate Swap	MSI	3 month USD LIBOR	Pay	1.448%	Aug 2021	USD	800,000	7,126	(6,303)
3-Year Interest Rate Swap	CSFB	3 month USD LIBOR	Pay	1.399%	Aug 2021	USD	1,700,000	15,100	(14,374)
								$32,913	$(29,212)
* For this type of option, notional amounts are equivalent to number of contracts.
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Credit Default Swap	DB	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	800,000	$ 880	$ (3)
5-Year Credit Default Swap	GSI	CDX.NA.IG.31	Sell	2.400%	Sep 2019	USD	600,000	1,020	—
5-Year Credit Default Swap	GSI	iTraxx Europe Series 30 Version 2	Sell	2.400%	Sep 2019	EUR	700,000	1,352	—
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	100,000	118	—
								$3,370	$ (3)
* For this type of option, notional amounts are equivalent to number of contracts.
Inflation floors
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date		Notional amount*	Premium	Value
CPURNSA Index	CITI	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Index Initial)) or $0	Sep 2020	USD	1,600,000	$20,640	—
							$20,640	—
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,900,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.935%	Quarterly	Quarterly	Apr 2024	—	$1,669	$1,669
BNP	800,000	ILS	ILS TELBOR Reuters	Fixed 1.180%	Annual	Quarterly	Jan 2024	—	9,689	9,689
BNP	100,000	ILS	ILS TELBOR Reuters	Fixed 1.786%	Annual	Quarterly	May 2029	—	2,421	2,421
BOA	326,400,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.725%	Quarterly	Quarterly	Mar 2024	—	7,659	7,659
CITI	2,600,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.925%	Quarterly	Quarterly	Jun 2024	—	1,379	1,379
CITI	1,000,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.898%	Quarterly	Quarterly	Jul 2024	—	290	290
CITI	200,000	ILS	ILS TELBOR Reuters	Fixed 1.755%	Annual	Quarterly	Apr 2029	—	4,677	4,677
DB	2,600,000	CNY	CNY CNREPOFIX Reuters	Fixed 3.023%	Quarterly	Quarterly	Jun 2024	—	3,009	3,009
GSCM	377,100,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.785%	Quarterly	Quarterly	Mar 2029	—	20,186	20,186
The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSCM	100,000	ILS	ILS TELBOR Reuters	Fixed 1.779%	Annual	Quarterly	Apr 2029	—	$2,403	$2,403
GSI	2,700,000	CNY	CNY CNREPOFIX Reuters	Fixed 3.213%	Annual	Quarterly	Jun 2024	—	6,517	6,517
HUS	100,000	ILS	ILS TELBOR Reuters	Fixed 1.785%	Annual	Quarterly	Apr 2029	—	2,426	2,426
JPM	3,500,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.785%	Quarterly	Quarterly	Jul 2024	—	(1,528)	(1,528)
JPM	200,000	ILS	ILS TELBOR Reuters	Fixed 1.775%	Annual	Quarterly	Apr 2029	$87	4,710	4,797
SCB	5,200,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.840%	Quarterly	Quarterly	Jul 2024	—	(631)	(631)
								$87	$64,876	$64,963
Centrally cleared	30,800,000	USD	USD Federal Funds Rate Compounded OIS	Fixed 1.823%	Terminated	Terminated	Oct 2019	—	(1,481)	(1,481)
Centrally cleared	31,000,000	USD	USD Federal Funds Rate Compounded OIS	Fixed 1.852%	Terminated	Terminated	Oct 2019	—	(428)	(428)
Centrally cleared	14,100,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	110,630	(74,785)	35,845
Centrally cleared	1,700,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Terminated	Quarterly	Dec 2020	4,819	13,828	18,647
Centrally cleared	7,100,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Dec 2020	(14,151)	115,929	101,778
Centrally cleared	500,000	BRL	BRL CDI	Fixed 8.880%	Terminated	Terminated	Jan 2021	(2,543)	10,393	7,850
Centrally cleared	900,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2021	8,530	15,429	23,959
Centrally cleared	120,000,000	JPY	Fixed 0.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2021	(617)	(1,955)	(2,572)
Centrally cleared	1,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2021	27,216	(30,397)	(3,181)
Centrally cleared	800,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Sep 2021	(2,906)	9,543	6,637
Centrally cleared	3,600,000	EUR	Fixed 0.000%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2021	(30,113)	(17,086)	(47,199)
Centrally cleared	1,800,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2021	(24,997)	(15,078)	(40,075)
Centrally cleared	5,900,000	USD	1 month LIBOR + 0.084%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	—	6,435	6,435
Centrally cleared	4,200,000	USD	1 month LIBOR + 0.070%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	—	6,314	6,314
Centrally cleared	2,100,000	USD	1 month LIBOR + 0.085%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	(88)	2,386	2,298
Centrally cleared	5,800,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(18,235)	9,723	(8,512)
Centrally cleared	1,100,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	(1,376)	2,746	1,370
Centrally cleared	900,000	USD	Fixed 1.306%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2023	—	(2,983)	(2,983)
Centrally cleared	60,000,000	JPY	Fixed 0.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2024	(956)	(3,549)	(4,505)
Centrally cleared	350,000	USD	Fixed 1.298%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2024	—	(1,114)	(1,114)
Centrally cleared	700,000	USD	Fixed 1.249%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2024	—	(1,297)	(1,297)
Centrally cleared	3,800,000	EUR	EUR EURIBOR Reuters	Fixed 0.250%	Annual	Semi-Annual	Sep 2024	16,755	149,026	165,781
Centrally cleared	3,100,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Dec 2024	18,636	72,456	91,092
Centrally cleared	1,400,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Dec 2024	5,662	28,614	34,276
Centrally cleared	500,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2024	(27,336)	(2,368)	(29,704)
Centrally cleared	600,000	USD	Fixed 2.710%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(55,144)	(55,144)
Centrally cleared	600,000	USD	Fixed 2.684%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	(16)	(54,264)	(54,280)
Centrally cleared	1,200,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2026	(33,302)	(98,937)	(132,239)
Centrally cleared	1,400,000	CZK	CZK PRIBOR PRBO	Fixed 1.913%	Annual	Semi-Annual	Jan 2029	—	5,108	5,108
Centrally cleared	900,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2029	(4,296)	60,346	56,050
Centrally cleared	20,000,000	JPY	Fixed 0.200%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2029	(1,820)	(4,079)	(5,899)
Centrally cleared	1,800,000	EUR	EUR EURIBOR Reuters	Fixed 1.310%	Annual	Semi-Annual	Jun 2029	57,333	83,287	140,620
Centrally cleared	350,000	EUR	EUR EURIBOR Reuters	Fixed 0.750%	Annual	Semi-Annual	Sep 2029	41,206	(637)	40,569
The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	800,000	EUR	Fixed 0.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2029	$(21,277)	$(47,248)	$(68,525)
Centrally cleared	50,000	GBP	Fixed 1.000%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2029	(1,482)	(757)	(2,239)
Centrally cleared	100,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2029	(6,489)	(6,510)	(12,999)
Centrally cleared	300,000	USD	USD LIBOR BBA	Fixed 1.500%	Semi-Annual	Quarterly	Dec 2029	3,284	—	3,284
Centrally cleared	200,000	CAD	CAD BA CDOR	Fixed 1.900%	Semi-Annual	Semi-Annual	Dec 2029	4,243	483	4,726
Centrally cleared	100,000	USD	USD LIBOR BBA	Fixed 1.500%	Semi-Annual	Quarterly	Dec 2029	1,067	—	1,067
Centrally cleared	1,400,000	USD	Fixed 1.625%	USD LIBOR BBA	Semi-Annual	Quarterly	Jan 2030	(24,783)	(9,316)	(34,099)
Centrally cleared	900,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jan 2030	(4,250)	(49,546)	(53,796)
Centrally cleared	20,000,000	JPY	Fixed 0.400%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2039	355	(14,009)	(13,654)
Centrally cleared	800,000	CAD	Fixed 2.750%	CAD BA CDOR	Semi-Annual	Semi-Annual	Dec 2048	(13,305)	155,519	142,214
Centrally cleared	100,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Sep 2049	(1,598)	29,789	28,191
Centrally cleared	50,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Sep 2049	18,079	1,437	19,516
Centrally cleared	600,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(210,311)	(210,311)
Centrally cleared	200,000	USD	USD LIBOR BBA	Fixed 1.750%	Semi-Annual	Quarterly	Dec 2049	6,494	3,836	10,330
Centrally cleared	100,000	USD	USD LIBOR BBA	Fixed 1.678%	Semi-Annual	Quarterly	Aug 2050	—	3,442	3,442
Centrally cleared	50,000	USD	USD LIBOR BBA	Fixed 1.653%	Semi-Annual	Quarterly	Aug 2051	—	1,255	1,255
Centrally cleared	100,000	USD	USD LIBOR BBA	Fixed 1.635%	Semi-Annual	Quarterly	Aug 2051	—	2,135	2,135
Centrally cleared	1,300,000	CAD	CAD BA CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Dec 2056	(857)	86,262	85,405
								$87,516	$172,442	$259,958
								$87,603	$237,318	$324,921
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Japan	900,000	USD	$900,000	1.000%	Quarterly	Jun 2022	$(17,833)	$(6,184)	$(24,017)
BARC	People’s Republic of China	400,000	USD	400,000	1.000%	Quarterly	Jun 2023	(5,822)	(4,857)	(10,679)
BNP	Republic of Korea	700,000	USD	700,000	1.000%	Quarterly	Jun 2023	(13,198)	(7,636)	(20,834)
BOA	Government of Japan	100,000	USD	100,000	1.000%	Quarterly	Jun 2022	(1,961)	(708)	(2,669)
GSI	People’s Republic of China	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(13,259)	(10,770)	(24,029)
				$3,000,000				$(52,073)	$(30,155)	$(82,228)
Centrally cleared	Fortum OYJ	100,000	EUR	106,255	1.000%	Quarterly	Dec 2020	(485)	(1,028)	(1,513)
Centrally cleared	Reynolds American, Inc.	200,000	USD	200,000	1.000%	Quarterly	Dec 2020	(1,904)	(776)	(2,680)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(1,047)	(1,947)	(2,994)
Centrally cleared	iTraxx Europe Senior Financials Series 30 Version 1	500,000	EUR	569,175	1.000%	Quarterly	Dec 2023	(309)	(11,562)	(11,871)
				$1,092,380				$(3,745)	$(15,313)	$(19,058)
				$4,092,380				$(55,818)	$(45,468)	$(101,286)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of South Africa	1.785%	200,000	USD	$200,000	1.000%	Quarterly	Jun 2024	$(8,112)	$1,423	$(6,689)
JPM	A.P. Moller - Maersk A/S	0.801%	700,000	EUR	826,035	1.000%	Quarterly	Jun 2022	(2,268)	8,156	5,888
					$1,026,035				$(10,380)	$9,579	$(801)
The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Daimler AG	0.164%	100,000	EUR	$122,630	1.000%	Quarterly	Dec 2020	$828	$618	$1,446
Centrally cleared	Ryder System, Inc.	0.420%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	2,125	1,480	3,605
Centrally cleared	CDX.EM.31	2.174%	300,000	USD	300,000	1.000%	Quarterly	Jun 2024	(9,376)	(5,481)	(14,857)
Centrally cleared	iTraxx Europe Crossover Series 31 Version 1	2.520%	100,000	EUR	112,295	5.000%	Quarterly	Jun 2024	12,090	1,210	13,300
Centrally cleared	iTraxx Europe Series 31 Version 2	0.488%	800,000	EUR	895,600	1.000%	Quarterly	Jun 2024	18,607	5,038	23,645
Centrally cleared	Tesco PLC	1.293%	100,000	EUR	122,330	1.000%	Quarterly	Jun 2025	(2,722)	1,095	(1,627)
Centrally cleared	Royal Dutch Shell PLC	0.431%	100,000	EUR	105,535	1.000%	Quarterly	Dec 2026	(2,074)	6,948	4,874
					$1,858,390				$19,478	$10,908	$30,386
					$2,884,425				$9,098	$20,487	$29,585
Total return swaps
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	300,000	Sep 2019	GSI	—	$(33,860)	$(33,860)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	400,000	Mar 2020	GSI	—	(26,277)	(26,277)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	200,000	Sep 2019	JPM	—	(19,173)	(19,173)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	100,000	Sep 2019	MSCS	—	(9,674)	(9,674)
								—	$(88,984)	$(88,984)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Currency swaps
Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment paid	Unrealized appreciation (depreciation)	Value
BNP	Floating rate equal to 3 Month EURIBOR less 0.225% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Sep 2029	EUR	200,000	USD	224,589	$(389)	$(3,551)	$(3,940)
CITI	Floating rate equal to 3 Month BBSW less 0.420% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jul 2029	AUD	300,000	USD	207,000	45	(4,892)	(4,847)
GSCM	Floating rate equal to 3 Month BBSW less 0.423% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Aug 2029	AUD	400,000	USD	276,000	(1,720)	(4,712)	(6,432)
GSCM	Floating rate equal to 3 Month EURIBOR less 0.245% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Nov 2029	EUR	200,000	USD	221,340	319	(1,437)	(1,118)
The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
Currency swaps (continued)
Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment paid	Unrealized appreciation (depreciation)	Value
MSI	Floating rate equal to 3 Month EURIBOR less 0.224% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2029	EUR	100,000	USD	112,265	$(165)	$(1,752)	$(1,917)
									$(1,910)	$(16,344)	$(18,254)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBA	The British Banker's Association
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
BOA	Bank of America, N.A.
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CSFB	Credit Suisse First Boston International
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSCM	Goldman Sachs Capital Markets, L.P.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Global Bond Fund (continued)
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
NOM	Nomura Global Financial Products, Inc.
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Argentina – 0.3%
Provincia de Buenos Aires 7.875%, 06/15/2027		$870,000	$278,392
Republic of Argentina
5.625%, 01/26/2022		470,000	184,475
6.875%, 01/26/2027		430,000	163,400
7.500%, 04/22/2026		330,000	127,050
			753,317
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	239,000	61,746
10.000%, 01/01/2023		2,861,000	768,856
10.000%, 01/01/2027		206,000	57,824
			888,426
Ecuador – 0.3%
Republic of Ecuador 7.875%, 01/23/2028 (A)		$680,000	638,357
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	40,484
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,856,400)			$2,320,584
CORPORATE BONDS – 80.8%
Communication services – 18.0%
Altice France SA 7.375%, 05/01/2026 (A)		$4,060,000	4,334,050
Altice Luxembourg SA
7.750%, 05/15/2022 (A)		223,000	228,692
10.500%, 05/15/2027 (A)		690,000	750,375
American Media LLC 10.500%, 12/31/2026 (A)		1,480,000	1,557,700
CCO Holdings LLC
5.125%, 05/01/2023 to 05/01/2027 (A)		3,000,000	3,112,802
5.750%, 02/15/2026 (A)		215,000	227,631
CenturyLink, Inc. 5.625%, 04/01/2025		290,000	296,525
Charter Communications Operating LLC
4.908%, 07/23/2025		820,000	906,251
6.484%, 10/23/2045		250,000	309,135
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)		1,530,000	1,587,375
CSC Holdings LLC
6.500%, 02/01/2029 (A)		1,220,000	1,367,163
10.875%, 10/15/2025 (A)		638,000	724,130
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
DISH DBS Corp.
5.875%, 11/15/2024	$540,000	$513,702
7.750%, 07/01/2026	4,240,000	4,165,800
Entercom Media Corp. 6.500%, 05/01/2027 (A)	570,000	589,950
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,060,000	964,600
8.000%, 02/15/2024 (A)	830,000	864,238
Level 3 Financing, Inc.
5.250%, 03/15/2026	580,000	604,650
5.625%, 02/01/2023	290,000	294,991
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)	1,360,000	1,414,400
Match Group, Inc.
5.000%, 12/15/2027 (A)	360,000	378,000
6.375%, 06/01/2024	440,000	463,100
Meredith Corp. 6.875%, 02/01/2026	650,000	685,750
Netflix, Inc.
5.375%, 11/15/2029 (A)	770,000	837,375
5.875%, 02/15/2025	320,000	353,200
6.375%, 05/15/2029 (A)	790,000	910,475
Sirius XM Radio, Inc. 4.625%, 07/15/2024 (A)	290,000	302,688
Sprint Capital Corp. 8.750%, 03/15/2032	2,150,000	2,692,832
Sprint Communications, Inc. 11.500%, 11/15/2021	1,591,000	1,865,448
Sprint Corp.
7.250%, 09/15/2021	1,000,000	1,075,700
7.625%, 02/15/2025	40,000	44,750
7.875%, 09/15/2023	2,410,000	2,711,250
Telecom Italia SpA 5.303%, 05/30/2024 (A)	1,421,000	1,520,470
Time Warner Cable LLC 7.300%, 07/01/2038	680,000	872,295
T-Mobile USA, Inc.
4.750%, 02/01/2028	1,170,000	1,231,402
6.000%, 04/15/2024	250,000	260,865
6.500%, 01/15/2026	170,000	182,750
UPC Holding BV 5.500%, 01/15/2028 (A)	1,100,000	1,146,750
UPCB Finance IV, Ltd. 5.375%, 01/15/2025 (A)	390,000	401,408

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (A)		$2,090,000	$2,185,838
			44,936,506
Consumer discretionary – 11.7%
American Axle & Manufacturing, Inc.
6.250%, 04/01/2025		160,000	150,397
6.500%, 04/01/2027		670,000	614,725
Boyne USA, Inc. 7.250%, 05/01/2025 (A)		630,000	687,488
Brinker International, Inc. 5.000%, 10/01/2024 (A)		420,000	432,600
Carriage Services, Inc. 6.625%, 06/01/2026 (A)		730,000	746,425
Century Communities, Inc. 5.875%, 07/15/2025		1,390,000	1,431,283
Delphi Technologies PLC 5.000%, 10/01/2025 (A)		510,000	439,875
Diamond Sports Group LLC 5.375%, 08/15/2026 (A)		310,000	325,500
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)		500,000	516,875
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(B)		2,983,778	298
frontdoor, Inc. 6.750%, 08/15/2026 (A)		1,000,000	1,085,000
Golden Nugget, Inc. 8.750%, 10/01/2025 (A)		660,000	692,175
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)		570,000	596,363
4.875%, 05/15/2026 (A)		550,000	579,799
Hilton Worldwide Finance LLC 4.625%, 04/01/2025		240,000	247,800
International Game Technology PLC
6.250%, 01/15/2027 (A)		200,000	219,500
6.500%, 02/15/2025 (A)		290,000	318,275
L Brands, Inc. 5.250%, 02/01/2028		1,560,000	1,423,500
Lennar Corp.
4.750%, 11/29/2027		970,000	1,054,875
5.875%, 11/15/2024		740,000	825,100
Levi Strauss & Company 5.000%, 05/01/2025		860,000	894,400
Marston's Issuer PLC (3.320% to 10-15-19, then 3 month GBP LIBOR + 2.550%) 07/15/2035	GBP	380,000	388,402
MGM China Holdings, Ltd.
5.375%, 05/15/2024 (A)		$210,000	216,300
5.875%, 05/15/2026 (A)		530,000	551,200
MGM Growth Properties Operating Partnership LP 4.500%, 09/01/2026		510,000	534,225
Murphy Oil USA, Inc. 5.625%, 05/01/2027		660,000	693,000
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		870,000	898,066
5.000%, 10/15/2025 (A)		540,000	557,550
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)(C)		670,000	638,175
Sands China, Ltd. 5.400%, 08/08/2028		530,000	611,841
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)		460,000	475,290
10.000%, 12/01/2022		807,000	837,263
Service Corp. International
4.625%, 12/15/2027		680,000	708,900
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Service Corp. International (continued)
5.125%, 06/01/2029	$500,000	$535,000
5.375%, 05/15/2024	240,000	247,320
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)	632,000	677,030
Speedway Motorsports, Inc. 5.125%, 02/01/2023	700,000	708,750
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	380,000	376,200
The ServiceMaster Company LLC 5.125%, 11/15/2024 (A)	630,000	661,267
The William Carter Company 5.625%, 03/15/2027 (A)	390,000	415,342
TopBuild Corp. 5.625%, 05/01/2026 (A)	1,170,000	1,219,725
Viking Cruises, Ltd. 5.875%, 09/15/2027 (A)	1,090,000	1,130,875
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,020,000	1,045,500
Weight Watchers International, Inc. 8.625%, 12/01/2025 (A)(C)	660,000	661,650
William Lyon Homes, Inc.
5.875%, 01/31/2025	320,000	323,200
6.000%, 09/01/2023	890,000	923,375
		29,317,699
Consumer staples – 2.1%
Altria Group, Inc. 5.950%, 02/14/2049	410,000	526,392
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	680,000	708,920
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (A)	1,200,000	1,252,500
Pilgrim's Pride Corp. 5.875%, 09/30/2027 (A)	230,000	247,825
Pyxus International, Inc. 9.875%, 07/15/2021	170,000	134,300
Sally Holdings LLC 5.625%, 12/01/2025	780,000	781,950
Simmons Foods, Inc. 5.750%, 11/01/2024 (A)	680,000	644,300
Spectrum Brands, Inc.
5.750%, 07/15/2025	480,000	499,200
6.125%, 12/15/2024	520,000	539,500
		5,334,887
Energy – 11.2%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	910,000	914,550
6.625%, 07/15/2026 (A)	760,000	748,129
Carrizo Oil & Gas, Inc. 8.250%, 07/15/2025	510,000	494,700
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	500,000	557,500
Chesapeake Energy Corp.
5.375%, 06/15/2021	100,000	91,125
8.000%, 06/15/2027	1,260,000	910,363
Covey Park Energy LLC 7.500%, 05/15/2025 (A)	880,000	624,800
DCP Midstream Operating LP 6.750%, 09/15/2037 (A)	700,000	735,000
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)	560,000	581,700
5.750%, 01/30/2028 (A)	390,000	408,525
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)	1,600,000	1,056,000
7.375%, 05/15/2024 (A)	1,030,000	772,500

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Genesis Energy LP 5.625%, 06/15/2024		$1,190,000	$1,136,450
Indigo Natural Resources LLC 6.875%, 02/15/2026 (A)		360,000	297,000
MEG Energy Corp.
6.375%, 01/30/2023 (A)		620,000	585,900
7.000%, 03/31/2024 (A)		1,371,000	1,304,164
Montage Resources Corp. 8.875%, 07/15/2023		10,000	7,500
NGL Energy Partners LP 7.500%, 11/01/2023		780,000	789,500
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)		460,000	473,800
4.875%, 08/15/2027 (A)		300,000	318,473
7.768%, 12/15/2037 (A)		690,000	899,608
Northern Oil and Gas, Inc. (8.500% Cash and 1.000% PIK) 9.500%, 05/15/2023		1,428,838	1,469,917
Oasis Petroleum, Inc. 6.875%, 03/15/2022 to 01/15/2023		921,000	847,755
Petrobras Global Finance BV
5.750%, 02/01/2029		40,000	43,320
6.850%, 06/05/2115		580,000	647,570
Precision Drilling Corp. 7.125%, 01/15/2026 (A)		870,000	776,475
Range Resources Corp. 5.000%, 03/15/2023		450,000	398,250
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)		1,070,000	1,183,206
7.500%, 07/15/2038 (A)		710,000	803,188
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (A)		1,360,000	1,210,400
Targa Resources Partners LP
4.250%, 11/15/2023		710,000	709,113
5.875%, 04/15/2026		710,000	743,725
6.875%, 01/15/2029 (A)		210,000	232,050
Teine Energy, Ltd. 6.875%, 09/30/2022 (A)		690,000	695,175
The Williams Companies, Inc. 7.500%, 01/15/2031		650,000	865,583
Transocean Guardian, Ltd. 5.875%, 01/15/2024 (A)		542,900	547,650
Transocean Pontus, Ltd. 6.125%, 08/01/2025 (A)		649,700	658,731
Transocean, Inc.
6.800%, 03/15/2038		410,000	270,600
7.250%, 11/01/2025 (A)		120,000	109,200
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	920,000	642,632
WPX Energy, Inc.
5.750%, 06/01/2026		$330,000	342,375
8.250%, 08/01/2023		1,040,000	1,157,000
			28,061,202
Financials – 9.6%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		1,110,000	1,179,375
Ally Financial, Inc. 8.000%, 11/01/2031		480,000	670,800
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (A)		1,310,000	880,975
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (D)		470,000	510,984
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030		$1,470,000	$1,526,981
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (D)	EUR	540,000	633,455
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)		$600,000	624,030
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)		350,000	388,938
CIT Group, Inc. 5.250%, 03/07/2025		170,000	190,400
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)		430,000	460,100
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)		1,420,000	1,507,330
Cooperatieve Rabobank UA 5.250%, 08/04/2045		330,000	424,817
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)		600,000	700,240
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(D)		840,000	867,720
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (A)(D)		210,000	223,671
DAE Funding LLC 5.750%, 11/15/2023 (A)		1,530,000	1,614,150
Danske Bank A/S 5.375%, 01/12/2024 (A)		250,000	276,517
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024		680,000	703,800
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (A)		470,000	498,200
FirstCash, Inc. 5.375%, 06/01/2024 (A)		710,000	736,625
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025 (D)		500,000	518,125
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024 (D)		680,000	696,578
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) 03/23/2028 (D)		980,000	1,007,146
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (A)		200,000	205,030
NatWest Markets NV 7.750%, 05/15/2023		520,000	597,396
Navient Corp.
6.750%, 06/25/2025 to 06/15/2026		1,320,000	1,414,400
8.000%, 03/25/2020		488,000	502,640
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)		1,540,000	1,597,750
5.750%, 05/01/2025 (A)		180,000	187,650
Radian Group, Inc. 4.875%, 03/15/2027		380,000	387,125

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (D)	$670,000	$709,363
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	810,000	858,600
UniCredit SpA (7.296% to 4-2-29, then 5 Year U.S. ISDAFIX + 4.914%) 04/02/2034 (A)	690,000	779,231
		24,080,142
Health care – 5.6%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (A)	230,000	201,538
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	2,450,000	2,774,625
Bausch Health Companies, Inc.
5.500%, 11/01/2025 (A)	560,000	587,289
6.125%, 04/15/2025 (A)	500,000	515,000
Centene Corp.
5.375%, 06/01/2026 (A)	970,000	1,036,979
6.125%, 02/15/2024	130,000	136,240
Community Health Systems, Inc. 8.000%, 03/15/2026 (A)	970,000	931,200
DaVita, Inc. 5.000%, 05/01/2025	460,000	460,575
HCA, Inc. 5.625%, 09/01/2028	2,650,000	3,015,203
HLF Financing Sarl LLC 7.250%, 08/15/2026 (A)	610,000	602,375
Immucor, Inc. 11.125%, 02/15/2022 (A)	80,000	81,000
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	420,000	391,650
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	620,000	520,800
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 05/01/2023 (A)	790,000	844,550
9.750%, 12/01/2026 (A)	480,000	513,000
Tenet Healthcare Corp. 6.750%, 06/15/2023	1,230,000	1,263,825
		13,875,849
Industrials – 8.7%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (A)	530,000	457,125
Allison Transmission, Inc. 5.000%, 10/01/2024 (A)	640,000	658,464
BBA US Holdings, Inc. 5.375%, 05/01/2026 (A)	790,000	825,550
BWX Technologies, Inc. 5.375%, 07/15/2026 (A)	560,000	592,200
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (A)	740,000	680,800
Continental Airlines 2000-1 Class B Pass Through Trust 8.388%, 05/01/2022	143	149
Covanta Holding Corp. 5.875%, 07/01/2025	740,000	771,450
Flexi-Van Leasing, Inc. 10.000%, 02/15/2023 (A)	760,000	742,900
GFL Environmental, Inc.
5.375%, 03/01/2023 (A)	530,000	532,650
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
GFL Environmental, Inc. (continued)
8.500%, 05/01/2027 (A)	$530,000	$580,350
Global Aircraft Leasing Company, Ltd. (6.500% Cash and 7.250% PIK) 6.500%, 09/15/2024 (A)	2,570,000	2,557,150
Harsco Corp. 5.750%, 07/31/2027 (A)	450,000	466,313
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (A)	1,490,000	1,211,556
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	818,000	785,280
Prime Security Services Borrower LLC
5.250%, 04/15/2024 (A)	320,000	330,531
5.750%, 04/15/2026 (A)	1,030,000	1,073,775
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	720,000	723,600
6.000%, 10/15/2025 (A)	240,000	252,300
The ADT Security Corp. 4.125%, 06/15/2023	830,000	843,228
United Rentals North America, Inc.
4.875%, 01/15/2028	350,000	367,063
5.250%, 01/15/2030	2,490,000	2,661,188
5.500%, 07/15/2025 to 05/15/2027	1,370,000	1,449,277
6.500%, 12/15/2026	400,000	435,000
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	580,000	603,200
XPO CNW, Inc. 6.700%, 05/01/2034	1,000,000	980,000
XPO Logistics, Inc. 6.125%, 09/01/2023 (A)	1,085,000	1,121,890
		21,702,989
Information technology – 1.7%
Amkor Technology, Inc. 6.625%, 09/15/2027 (A)	780,000	849,209
CDK Global, Inc.
4.875%, 06/01/2027	290,000	299,640
5.250%, 05/15/2029 (A)	20,000	20,650
5.875%, 06/15/2026	820,000	870,922
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	250,000	209,063
CommScope, Inc. 8.250%, 03/01/2027 (A)	430,000	421,400
Dell International LLC
5.875%, 06/15/2021 (A)	300,000	304,958
7.125%, 06/15/2024 (A)	490,000	516,568
j2 Cloud Services LLC 6.000%, 07/15/2025 (A)	760,000	799,824
		4,292,234
Materials – 9.1%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	790,000	821,600
7.000%, 09/30/2026 (A)	730,000	786,356
ARD Securities Finance SARL (8.750% Cash or 8.750% PIK) 8.750%, 01/31/2023 (A)(C)	626,554	648,483
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (A)	1,070,000	1,117,481
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	460,000	538,752
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (A)	620,000	548,700
7.250%, 04/01/2023 (A)	600,000	564,000
7.500%, 04/01/2025 (A)	1,150,000	1,052,250

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (A)	$810,000	$733,050
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	337,000	337,843
4.550%, 11/14/2024	470,000	474,611
5.450%, 03/15/2043	2,880,000	2,628,000
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)	780,000	692,250
Greif, Inc. 6.500%, 03/01/2027 (A)	920,000	966,000
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	1,740,000	1,766,065
Mercer International, Inc.
5.500%, 01/15/2026	590,000	582,006
6.500%, 02/01/2024	890,000	916,700
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(B)	1,953,148	2,441
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)	480,000	297,600
Olin Corp. 5.000%, 02/01/2030	560,000	559,300
Pactiv LLC
7.950%, 12/15/2025	1,200,000	1,293,000
8.375%, 04/15/2027	910,000	975,975
Summit Materials LLC 6.500%, 03/15/2027 (A)	790,000	849,250
Teck Resources, Ltd. 5.200%, 03/01/2042	970,000	985,808
Trivium Packaging Finance BV
5.500%, 08/15/2026 (A)	200,000	211,500
8.500%, 08/15/2027 (A)	350,000	376,250
U.S. Concrete, Inc. 6.375%, 06/01/2024	400,000	419,000
Valvoline, Inc.
4.375%, 08/15/2025	670,000	676,700
5.500%, 07/15/2024	870,000	904,800
		22,725,771
Real estate – 2.5%
CoreCivic, Inc.
4.625%, 05/01/2023	70,000	67,550
5.000%, 10/15/2022	580,000	574,200
CTR Partnership LP 5.250%, 06/01/2025	410,000	422,374
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,000,000	1,003,125
Forestar Group, Inc. 8.000%, 04/15/2024 (A)	780,000	837,525
Hunt Companies, Inc. 6.250%, 02/15/2026 (A)	250,000	243,125
MPT Operating Partnership LP
4.625%, 08/01/2029	380,000	395,200
5.000%, 10/15/2027	720,000	768,600
The GEO Group, Inc.
5.875%, 10/15/2024	850,000	748,000
6.000%, 04/15/2026	1,500,000	1,297,500
		6,357,199
Utilities – 0.6%
Suburban Propane Partners LP 5.875%, 03/01/2027	640,000	647,200
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	510,000	493,425
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Talen Energy Supply LLC (continued)
10.500%, 01/15/2026 (A)	$400,000	$363,600
		1,504,225
TOTAL CORPORATE BONDS (Cost $203,146,932)		$202,188,703
CONVERTIBLE BONDS – 1.2%
Communication services – 0.7%
DISH Network Corp.
2.375%, 03/15/2024	830,000	724,002
3.375%, 08/15/2026	220,000	202,456
Liberty Media Corp. 2.125%, 03/31/2048 (A)	950,000	969,594
		1,896,052
Energy – 0.2%
Cheniere Energy, Inc. 4.250%, 03/15/2045	260,000	200,850
Chesapeake Energy Corp. 5.500%, 09/15/2026	380,000	239,554
		440,404
Information technology – 0.3%
Vishay Intertechnology, Inc. 2.250%, 06/15/2025	760,000	705,517
TOTAL CONVERTIBLE BONDS (Cost $3,298,099)		$3,041,973
TERM LOANS (E) – 6.5%
Communication services – 0.2%
iHeartCommunications, Inc., Exit Term Loan (1 month LIBOR + 4.000%) 6.230%, 05/01/2026	544,607	545,832
Consumer discretionary – 2.3%
CEOC LLC, Term Loan B 10/06/2024 TBD (F)	984,010	982,013
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%) 4.980%, 11/08/2023	1,272,350	1,093,687
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%) 5.420%, 07/17/2026	110,000	110,000
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%) 5.612%, 04/30/2026	580,000	571,300
PetSmart, Inc., Consenting Term Loan (1 month LIBOR + 4.000%) 6.210%, 03/11/2022	1,903,361	1,846,260
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 8.182%, 06/19/2026	810,000	797,178
TOMS Shoes LLC, Term Loan B (3 month LIBOR + 5.500%) 7.760%, 11/02/2020	406,340	288,502
		5,688,940
Energy – 0.5%
Eastern Power LLC, Term Loan B (1 month LIBOR + 3.750%) 5.862%, 10/02/2023	765,800	767,431
Permian Production Partners LLC, Term Loan (1 month LIBOR + 6.000%) 8.120%, 05/18/2024	807,500	629,850
		1,397,281

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Financials – 0.6%
Allied Universal Holdco LLC, 2019 Delayed Draw Term Loan 07/10/2026 TBD (F)	$92,793	$92,584
Allied Universal Holdco LLC, 2019 Term Loan B 07/10/2026 TBD (F)	937,207	935,098
Jane Street Group LLC, 2018 Term Loan B 08/25/2022 TBD (F)	420,000	417,199
		1,444,881
Health care – 1.9%
Immucor, Inc., Extended Term Loan B (3 month LIBOR + 5.000%) 7.330%, 06/15/2021	829,616	825,369
McAfee LLC, Term Loan B1 09/30/2024 TBD (F)	830,000	830,208
Option Care Health, Inc., Term loan B (1 month LIBOR + 4.500%) 6.612%, 05/21/2026	770,000	766,789
RegionalCare Hospital Partners Holdings, Inc., 2018 Term loan B (1 month LIBOR + 4.500%) 6.645%, 11/17/2025	547,250	545,198
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 7.112%, 06/26/2026	1,380,000	1,316,175
VVC Holding Corp., 2019 Term Loan B (1 and 3 month LIBOR + 4.500%) 6.681%, 02/11/2026	488,775	486,028
		4,769,767
Industrials – 0.7%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%) 5.951%, 04/12/2025	1,108,800	1,075,192
Temple Generation I LLC, 2nd Lien Term Loan (1 month LIBOR + 8.000%) 10.145%, 02/07/2023	633,758	633,758
		1,708,950
Information technology – 0.3%
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 6.362%, 11/29/2025	820,000	781,870
TOTAL TERM LOANS (Cost $16,825,044)		$16,337,521
ASSET BACKED SECURITIES – 5.3%
Anchorage Capital CLO, Ltd. Series 2014-3RA, Class E (3 month LIBOR + 5.550%) 7.756%, 01/28/2031 (A)(G)	1,200,000	1,106,162
Ares XLII CLO, Ltd. Series 2017-42A, Class D (3 month LIBOR + 3.450%) 5.728%, 01/22/2028 (A)(G)	250,000	245,601
BlueMountain CLO, Ltd.
Series 2012-2A, Class ER2 (3 month LIBOR + 5.750%) 7.886%, 11/20/2028 (A)(G)	500,000	474,859
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 9.926%, 08/20/2032 (A)(G)	375,000	363,750
Bowman Park CLO, Ltd. Series 2014-1A, Class D1R (3 month LIBOR + 3.350%) 5.498%, 11/23/2025 (A)(G)	500,000	497,502
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 7.703%, 04/17/2030 (A)(G)	$250,000	$224,988
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 7.928%, 07/20/2028 (A)(G)	250,000	238,971
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 5.287%, 04/15/2031 (A)(G)	530,000	492,433
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 7.737%, 04/15/2031 (A)(G)	1,000,000	896,103
Greywolf CLO, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 6.538%, 04/17/2030 (A)(G)	430,000	430,083
LCM XXI LP Series 2021-A, Class ER (3 month LIBOR + 5.750%) 8.028%, 04/20/2028 (A)(G)	300,000	290,994
LCM, Ltd. Partnership Series 2022-A, Class DR (3 month LIBOR + 5.500%) 7.778%, 10/20/2028 (A)(G)	500,000	447,456
Madison Park Funding, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 5.153%, 04/19/2030 (A)(G)	1,000,000	958,902
Neuberger Berman CLO, Ltd. Series 2014-17A, Class ER (3 month LIBOR + 6.550%) 8.828%, 04/22/2029 (A)(G)	750,000	698,742
Octagon Investment Partners XWIII, Ltd. Series 2015-1A, Class ER (3 month LIBOR + 5.750%) 8.053%, 07/15/2027 (A)(G)	400,000	388,376
OZLM, Ltd.
Series 2014-7RA, Class DR (3 month LIBOR + 6.110%) 8.413%, 07/17/2029 (A)(G)	500,000	453,715
Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 5.866%, 10/30/2030 (A)(G)	1,000,000	963,175
Shackleton CLO, Ltd. Series 13-3A, Class DR (3 month LIBOR + 3.020%) 5.323%, 07/15/2030 (A)(G)	500,000	463,643
Sound Point CLO, Ltd.
Series 2013-2RA, Class D (3 month LIBOR + 2.950%) 5.253%, 04/15/2029 (A)(G)	760,000	707,691
Series 2013-2RA, Class E (3 month LIBOR + 6.000%) 8.303%, 04/15/2029 (A)(G)	1,100,000	1,031,795
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.000%) 5.303%, 10/13/2029 (A)(G)	850,000	820,288

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Voya CLO, Ltd.
Series 2015-1A, Class DR (3 month LIBOR + 5.650%) 7.950%, 01/18/2029 (A)(G)	$500,000	$458,710
Series 2017-1A, Class C (3 month LIBOR + 3.330%) 5.633%, 04/17/2030 (A)(G)	500,000	488,762
TOTAL ASSET BACKED SECURITIES (Cost $13,665,361)		$13,142,701
COMMON STOCKS – 1.2%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	11	0
Energy – 0.8%
Berry Petroleum Corp.	209,683	1,675,367
Hercules Offshore, Inc. (I)(J)	120,022	78,658
KCAD Holdings I, Ltd. (I)(J)	752,218,031	752
Montage Resources Corp. (C)(J)	66,492	198,146
MWO Holdings LLC (I)(J)	1,134	65,851
		2,018,774
Industrials – 0.4%
Temple Generation I LLC (J)	40,418	828,569
TOTAL COMMON STOCKS (Cost $23,069,274)		$2,847,343
PREFERRED SECURITIES – 0.8%
Financials – 0.8%
B. Riley Financial, Inc., 6.875%	16,425	427,050
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.943% (G)	63,100	1,653,220
		2,080,270
TOTAL PREFERRED SECURITIES (Cost $2,052,085)		$2,080,270
ESCROW SHARES – 0.0%
Bossier Casino Venture Holdco, Inc. (I)(J)	163,507	42,512
TOTAL ESCROW SHARES (Cost $0)		$42,512
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. 9.750%, 05/15/2020 (I)(J)	$4,380,000	1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on SPDR S&P Oil & Gas Exploration & Production ETF (Expiration Date: 9-20-19; Strike Price: $20.00; Counterparty: Citigroup Global Markets, Inc.) (J)(K)	22,500	6,243
TOTAL PURCHASED OPTIONS (Cost $11,925)		$6,243
SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust, 2.1920% (L)(M)	87,661	877,204
TOTAL SECURITIES LENDING COLLATERAL (Cost $877,252)		$877,204
High Yield Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.4%
Money market funds – 3.4%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.0380% (L)	8,517,742	$8,517,742
TOTAL SHORT-TERM INVESTMENTS (Cost $8,517,742)		$8,517,742
Total Investments (High Yield Fund) (Cost $275,320,114) – 100.4%		$251,403,930
Other assets and liabilities, net – (0.4%)		(983,782)
TOTAL NET ASSETS – 100.0%		$250,420,148
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $126,228,438 or 50.4% of the fund's net assets as of 8-31-19.
(B)	Non-income producing - Issuer is in default.
(C)	All or a portion of this security is on loan as of 8-31-19.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 8-31-19.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Dec 2019	$21,201,119	$21,235,853	$34,734
The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

High Yield Fund (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	16	Short	Dec 2019	(2,633,749)	(2,644,000)	$(10,251)
						$24,483

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	738,792	JPM	10/17/2019	—	$(22,406)
MXN	3,526,523	USD	180,210	JPM	10/17/2019	—	(5,539)
USD	671,648	CAD	880,827	JPM	10/17/2019	$9,637	—
USD	986,575	EUR	869,743	JPM	10/17/2019	27,453	—
						$37,090	$(27,945)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Real Return Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 119.0%
U.S. Government – 96.6%
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2021 (A)	$15,441,009	$15,284,182
0.125%, 01/15/2022 (B)	430,042	427,183
0.125%, 04/15/2022 to 07/15/2026	13,903,344	13,929,386
0.250%, 01/15/2025	1,954,144	1,977,265
0.250%, 07/15/2029 (A)	783,128	805,333
0.375%, 07/15/2023 (B)	51,731	52,380
0.375%, 07/15/2025 to 07/15/2027	9,083,731	9,317,758
0.375%, 01/15/2027 (A)	8,093,948	8,306,979
0.500%, 01/15/2028	3,167,151	3,295,828
0.625%, 01/15/2026 (A)	9,206,043	9,554,557
0.625%, 02/15/2043	1,682,276	1,785,319
0.750%, 07/15/2028 to 02/15/2045	10,078,879	10,889,574
0.875%, 01/15/2029 to 02/15/2047	3,059,638	3,431,501
1.000%, 02/15/2046 to 02/15/2049	4,973,641	5,776,501
1.250%, 07/15/2020	3,288,600	3,303,073
1.375%, 02/15/2044	1,615,589	2,002,844
1.750%, 01/15/2028	4,738,991	5,418,047
2.000%, 01/15/2026	872,398	980,626
2.125%, 02/15/2040 to 02/15/2041	5,373,676	7,402,948
2.375%, 01/15/2025 (A)	7,899,648	8,876,755
2.375%, 01/15/2027	2,540,280	2,978,327
2.500%, 01/15/2029	3,198,487	3,936,920
3.625%, 04/15/2028 (A)	8,971,353	11,720,955
		131,454,241
U.S. Government Agency – 22.4%
Federal National Mortgage Association
3.000%, TBA (A)	6,000,000	6,108,748
Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.500%, TBA (A)		$15,650,000	$16,087,099
3.683%, (12 month Treasury Average Index + 1.200%), 10/01/2044 (C)		14,702	14,894
4.000%, TBA (A)		8,000,000	8,316,441
			30,527,182
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $158,255,639)			$161,981,423
FOREIGN GOVERNMENT OBLIGATIONS – 12.1%
Australia – 2.2%
Commonwealth of Australia
1.250%, 02/21/2022	AUD	1,400,000	1,125,843
3.000%, 09/20/2025		1,840,000	1,841,957
			2,967,800
Canada – 0.7%
Government of Canada 4.250%, 12/01/2026	CAD	931,230	916,101
France – 2.4%
Government of France
2.100%, 07/25/2023	EUR	2,573,213	3,212,395
2.250%, 07/25/2020		64,028	72,479
			3,284,874
Japan – 1.3%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	181,724,400	1,787,736

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand – 0.8%
Dominion of New Zealand, Inflation Linked Bond
2.000%, 09/20/2025	NZD	1,200,000	$922,202
3.000%, 09/20/2030		200,000	177,948
			1,100,150
Peru – 0.8%
Republic of Peru 5.940%, 02/12/2029 (D)	PEN	3,200,000	1,076,785
Qatar – 0.9%
State of Qatar 3.875%, 04/23/2023 (D)		$1,200,000	1,277,760
Spain – 0.2%
Autonomous Community of Catalonia 4.950%, 02/11/2020	EUR	300,000	336,280
United Kingdom – 2.8%
Government of United Kingdom, Inflation Linked Bond
0.125%, 08/10/2028	GBP	808,922	1,299,897
1.250%, 11/22/2027		1,432,512	2,443,169
			3,743,066
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $16,737,921)			$16,490,552
CORPORATE BONDS – 5.4%
Energy – 0.0%
Petrobras Global Finance BV 6.125%, 01/17/2022		$38,000	40,750
Financials – 5.1%
Ally Financial, Inc.
4.125%, 03/30/2020		50,000	50,375
4.250%, 04/15/2021		50,000	51,375
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (E)		380,000	413,136
Deutsche Bank AG 4.250%, 10/14/2021		850,000	864,422
HSBC Holdings PLC 6.000%, 03/29/2040	GBP	200,000	330,917
Intesa Sanpaolo SpA 6.500%, 02/24/2021 (D)		$600,000	630,400
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) 5.736%, 10/30/2019 (C)(E)		500,000	502,600
Jyske Realkredit A/S
1.000%, 10/01/2050	DKK	7,899,918	1,184,775
2.500%, 10/01/2047		4,847	736
Lehman Brothers Holdings, Inc. 5.316%, 04/05/2011 (F)	EUR	36,000	653
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/2050	DKK	6,700,000	1,004,326
2.500%, 10/01/2047		2,147	326
Nykredit Realkredit A/S
1.000%, 10/01/2050		7,399,708	1,108,667
2.500%, 10/01/2047		11,886	1,805
Realkredit Danmark A/S 2.500%, 07/01/2047		45,632	6,929
The Royal Bank of Scotland Group PLC (4.519% to 6-25-23, then 3 month LIBOR + 1.550%) 06/25/2024		$800,000	839,827
			6,991,269
Information technology – 0.2%
Dell International LLC 4.420%, 06/15/2021 (D)		100,000	103,180
Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
VMware, Inc. 3.900%, 08/21/2027		$100,000	$102,306
			205,486
Utilities – 0.1%
NextEra Energy Capital Holdings, Inc. 2.800%, 01/15/2023		100,000	102,312
TOTAL CORPORATE BONDS (Cost $7,021,766)			$7,339,817
MUNICIPAL BONDS – 0.5%
Tobacco Settlement Finance Authority, Series A (West Virginia) 7.467%, 06/01/2047		580,000	604,621
TOTAL MUNICIPAL BONDS (Cost $555,527)			$604,621
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.9%
Commercial and residential – 4.7%
Bear Stearns ALT-A Trust
Series 2003-3, Class 1A, 4.544%, 10/25/2033 (G)		1,618	1,707
Series 2004-9, Class 6A1, 4.840%, 09/25/2034 (G)		40,201	40,688
Bear Stearns ARM Trust Series 2003-3, Class 3A2 5.065%, 05/25/2033 (G)		21,870	22,469
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year CMT + 2.400%), 4.810%, 05/25/2035 (C)		9,938	10,065
Series 2005-6, Class A3 (1 Year CMT + 1.800%), 4.200%, 09/25/2035 (C)		9,467	9,369
Countrywide Alternative Loan Trust Series 2004-18CB, Class 4A1 5.500%, 09/25/2034		557,557	578,864
CSMC Trust
Series 2010-16, Class B9, 3.764%, 06/25/2050 (D)(G)		2,110,317	1,592,341
Series 2015-12R, Class 2A2 (1 month LIBOR + 0.500%), 2.904%, 11/30/2037 (C)(D)		1,500,000	1,351,832
Hawksmoor Mortgages PLC Series 2019-1A, Class A (SONIA + 1.050%) 2.290%, 05/25/2053 (C)(D)	GBP	600,000	730,931
New York Mortgage Trust Series 2006-1, Class 2A3 4.695%, 05/25/2036 (G)		$375,294	365,922
SWAN Trust Series 2010-1, Class A (1 month BBSW + 1.550%) 2.355%, 04/25/2041 (C)	AUD	277,236	186,781
Thornburg Mortgage Securities Trust Series 2007-4, Class 2A1 4.087%, 09/25/2037 (G)		$1,126,259	1,133,539
WaMu Mortgage Pass-Through Certificates
Series 2006-5, Class 3A6, 6.268%, 07/25/2036		527,358	223,297
Series 2007-HY3, Class 4A1, 4.262%, 03/25/2037 (G)		217,603	218,562
			6,466,367

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 0.2%
Federal National Mortgage Association
Series 2003-34, Class A1, 6.000%, 04/25/2043		$6,542	$7,510
Series 2004-T3, Class 1A1, 6.000%, 02/25/2044		6,547	7,541
Series 2004-W12, Class 1A1, 6.000%, 07/25/2044		38,608	43,665
Series 2007-63, Class FC (1 month LIBOR + 0.350%), 2.495%, 07/25/2037 (C)		172,363	172,298
			231,014
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,835,553)			$6,697,381
ASSET BACKED SECURITIES – 4.8%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W7, Class A2 (1 month LIBOR + 1.040%) 3.185%, 05/25/2034 (C)		247,589	236,964
Aurium CLO II DAC Series 2A, Class AR (3 month EURIBOR + 0.680%) 0.680%, 10/13/2029 (C)(D)	EUR	500,000	549,485
Barings Euro CLO BV Series 2016-1A, Class A1R (3 month EURIBOR + 0.680%) 0.680%, 07/27/2030 (C)(D)		400,000	439,468
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB3, Class M4 (1 month LIBOR + 1.050%) 3.316%, 05/25/2035 (C)		$100,000	100,598
Elm Park CLO DAC Series 1A, Class A1R (3 month EURIBOR + 0.620%) 0.620%, 04/16/2029 (C)(D)	EUR	400,000	439,542
LMREC, Inc. Series 2015-CRE1, Class AR (1 month LIBOR + 0.980%) 3.408%, 02/22/2032 (C)(D)		$250,310	250,272
LoanCore Issuer, Ltd. Series 2019-CRE2, Class A (1 month LIBOR + 1.130%) 3.325%, 05/15/2036 (C)(D)		200,000	200,249
Man GLG Euro CLO II DAC Series 2A, Class A1R (3 month EURIBOR + 0.870%) 0.874%, 01/15/2030 (C)(D)	EUR	250,000	274,852
Marlette Funding Trust Series 2019-3A, Class A 2.690%, 09/17/2029 (D)		$100,000	100,243
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M3 (1 month LIBOR + 0.975%) 3.120%, 07/25/2034 (C)		79,873	79,366
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.850%) 3.153%, 07/15/2027 (C)(D)		340,000	339,046
Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Penta CLO 2 BV Series 2015-2A, Class AR (3 month EURIBOR + 0.790%) 0.790%, 08/04/2028 (C)(D)	EUR	1,000,000	$1,099,198
RMAT LP Series 2018-NPL1, Class A1 4.090%, 05/25/2048 (D)		$583,742	587,707
Sound Point CLO XIV, Ltd. Series 2016-3A, Class AR (3 month LIBOR + 1.150%) 3.301%, 01/23/2029 (C)(D)		400,000	400,000
SpringCastle Funding Series 2019-AA, Class A 3.200%, 05/27/2036 (D)		370,956	377,399
TICP CLO I, Ltd. Series 2015-1A, Class AR (3 month LIBOR + 0.800%) 3.078%, 07/20/2027 (C)(D)		350,000	348,688
Tralee CLO III, Ltd. Series 2014-3A, Class AR (3 month LIBOR + 1.030%) 3.308%, 10/20/2027 (C)(D)		700,000	699,024
TOTAL ASSET BACKED SECURITIES (Cost $6,671,604)			$6,522,101
COMMON STOCKS – 0.0%
Financials – 0.0%
Rescap Liquidating Trust (H)		1,029	1,420
TOTAL COMMON STOCKS (Cost $242)			$1,420
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Exchange Traded Option on 2-Year U.S. Treasury Note Futures (Expiration Date: 11-22-19; Strike Price: $111.38; Notional Amount: 10,000) (H)		5	39
Exchange Traded Option on 30-Year U.S. Treasury Note Futures (Expiration Date: 11-22-19; Strike Price: $220.00; Notional Amount: 35,000) (H)		35	0
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 11-22-19; Strike Price: $132.00; Notional Amount: 4,000) (H)		4	16
Exchange Traded Option on Euro BOBL Futures (Expiration Date: 9-20-19; Strike Price: EUR 141.25; Notional Amount: 1,200,000) (H)		12	67
Exchange Traded Option on Euro OAT Futures (Expiration Date: 11-22-19; Strike Price: EUR 200.00; Notional Amount: 5,100,000) (H)		51	568
Exchange Traded Option on Euro SCHATZ Futures (Expiration Date: 9-20-19; Strike Price: EUR 114.70; Notional Amount: 15,500,000) (H)		155	865
			1,555

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts – 0.0%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 11-22-19; Strike Price: $116.00; Notional Amount: 132,000) (H)	132	$0
Exchange Traded Option on Euro BUND Futures (Expiration Date: 10-25-19; Strike Price: EUR 173.00; Notional Amount: 3,600,000) (H)	36	12,344
Exchange Traded Option on Euro BUND Futures (Expiration Date: 11-22-19; Strike Price: EUR 151.00; Notional Amount: 4,000,000) (H)	40	446
		12,790
TOTAL PURCHASED OPTIONS (Cost $16,528)		$14,345
SHORT-TERM INVESTMENTS – 0.1%
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $162,019 on 9-3-19, collateralized by $125,000 U.S. Treasury Bonds, 6.375% due 8-15-27 (valued at $171,150, including interest)	$162,000	162,000
TOTAL SHORT-TERM INVESTMENTS (Cost $162,000)		$162,000
Total Investments (Real Return Bond Fund) (Cost $196,256,780) – 146.8%		$199,813,660
Other assets and liabilities, net – (46.8%)		(63,665,957)
TOTAL NET ASSETS – 100.0%		$136,147,703
SALE COMMITMENTS OUTSTANDING - (4.0)%
U.S. Government Agency – (4.0%)
Federal National Mortgage Association 3.000%, TBA (A)	$(5,300,000)	$(5,402,274)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(5,331,055))		$(5,402,274)
SECURITIES SOLD SHORT - (0.9)%
Foreign government – (0.9%)
State of Qatar 3.875%, 04/23/2023	(1,200,000)	(1,277,760)
TOTAL SECURITIES SOLD SHORT (Cost $(1,236,600))		$(1,277,760)
Real Return Bond Fund (continued)
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	155	Long	Dec 2019	$20,443,256	$20,416,406	$(26,850)
German Euro BUND Futures	40	Long	Dec 2019	7,757,570	7,749,619	(7,951)
10-Year Australian Treasury Bond Futures	10	Short	Sep 2019	(955,795)	(998,772)	(42,977)
2-Year U.S. Treasury Note Futures	5	Short	Dec 2019	(1,079,994)	(1,080,586)	(592)
3-Year Australian Treasury Bond Futures	19	Short	Sep 2019	(1,468,142)	(1,480,535)	(12,393)
5-Year U.S. Treasury Note Futures	4	Short	Dec 2019	(479,151)	(479,906)	(755)
Euro SCHATZ Futures	302	Short	Dec 2019	(37,379,723)	(37,401,616)	(21,893)
Euro-Buxl Futures	1	Short	Sep 2019	(242,450)	(246,517)	(4,067)
Euro-OAT Futures	48	Short	Dec 2019	(9,099,827)	(9,085,887)	13,940
German Euro BOBL Futures	12	Short	Sep 2019	(1,773,863)	(1,796,682)	(22,819)
U.K. Long Gilt Bond Futures	21	Short	Dec 2019	(3,409,610)	(3,431,229)	(21,619)
U.S. Treasury Long Bond Futures	58	Short	Dec 2019	(9,530,045)	(9,584,500)	(54,455)
The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Real Return Bond Fund (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Ultra U.S. Treasury Bond Futures	3	Short	Dec 2019	$(585,672)	$(592,313)	$(6,641)
						$(209,072)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	4,740,000	USD	3,197,905	HUS	9/3/2019	—	$(5,751)
BRL	2,603,924	USD	694,380	CITI	9/4/2019	—	(65,562)
BRL	2,603,924	USD	629,195	DB	9/4/2019	—	(380)
BRL	2,603,924	USD	625,703	DB	10/2/2019	$1,929	—
CAD	1,301,000	USD	978,048	HUS	9/3/2019	—	(882)
COP	695,714,000	USD	202,897	CITI	9/25/2019	—	(976)
COP	1,421,408,533	USD	444,100	GSI	10/15/2019	—	(31,953)
EUR	117,000	USD	131,071	BNP	9/3/2019	—	(2,482)
EUR	66,000	USD	73,019	CITI	9/3/2019	—	(482)
GBP	1,820,000	USD	2,198,366	BNP	9/3/2019	16,209	—
GBP	5,420,000	USD	6,601,202	CITI	9/3/2019	—	(6,149)
IDR	9,669,439,920	USD	659,940	SCB	9/18/2019	20,315	—
IDR	9,669,439,920	USD	665,389	SCB	12/18/2019	4,900	—
JPY	193,900,000	USD	1,833,865	UBS	9/3/2019	—	(8,666)
KRW	766,394,476	USD	632,182	HUS	9/18/2019	1,376	—
MXN	3,472,000	USD	177,238	HUS	10/9/2019	—	(5,041)
MXN	3,472,000	USD	177,308	CITI	1/22/2020	—	(7,999)
NZD	1,698,000	USD	1,076,800	CITI	9/3/2019	—	(6,890)
PEN	2,769,019	USD	814,801	CITI	9/17/2019	577	—
SGD	457,156	USD	329,126	MSI	9/18/2019	348	—
USD	3,276,193	AUD	4,740,000	MSI	9/3/2019	84,040	—
USD	3,200,749	AUD	4,740,000	HUS	10/2/2019	5,803	—
USD	629,195	BRL	2,603,924	CITI	9/4/2019	380	—
USD	626,998	BRL	2,603,924	DB	9/4/2019	—	(1,817)
USD	988,208	CAD	1,301,000	CITI	9/3/2019	11,041	—
USD	978,510	CAD	1,301,000	HUS	10/2/2019	882	—
USD	245,000	COP	787,430,000	BNP	9/25/2019	16,459	—
USD	12,000	COP	38,580,000	HUS	9/25/2019	803	—
USD	408,000	COP	1,317,024,000	NWM	9/25/2019	25,752	—
USD	971,970	DKK	6,332,035	BOA	10/1/2019	36,585	—
USD	1,777,021	DKK	11,635,000	BNP	10/1/2019	58,271	—
USD	350,651	DKK	2,285,000	CITI	10/1/2019	13,106	—
USD	214,150	DKK	1,395,000	GSI	10/1/2019	8,078	—
USD	372,416	EUR	336,000	JPM	9/3/2019	3,135	—
USD	6,729,534	EUR	6,019,000	SCB	9/3/2019	114,354	—
USD	6,847,957	EUR	6,172,000	MSI	10/2/2019	49,605	—
USD	93,854	GBP	77,000	CITI	9/3/2019	160	—
USD	966,837	GBP	792,000	JPM	9/3/2019	3,131	—
USD	7,867,147	GBP	6,371,000	MSI	9/3/2019	114,914	—
USD	5,125,483	GBP	4,200,000	CITI	10/2/2019	8,505	—
USD	675,618	IDR	9,669,439,920	SCB	9/18/2019	—	(4,637)
USD	1,788,706	JPY	193,900,000	HUS	9/3/2019	—	(36,493)
USD	1,837,915	JPY	193,900,000	UBS	10/2/2019	8,893	—
USD	646,419	KRW	766,394,476	BNP	9/18/2019	12,861	—
USD	633,986	KRW	766,394,476	HUS	12/18/2019	—	(1,073)
USD	166,873	MXN	3,302,000	CITI	9/20/2019	2,574	—
USD	180,392	MXN	3,472,000	CITI	10/9/2019	8,195	—
USD	1,125,777	NZD	1,698,000	MSI	9/3/2019	55,868	—
USD	1,077,659	NZD	1,698,000	CITI	10/2/2019	6,873	—
USD	837,650	PEN	2,769,019	BNP	9/17/2019	22,272	—
USD	202,396	PEN	681,386	BNP	10/9/2019	1,975	—
USD	811,958	PEN	2,769,019	CITI	11/29/2019	—	(715)
USD	333,983	SGD	457,156	BOA	9/18/2019	4,509	—
USD	329,476	SGD	457,156	MSI	12/18/2019	—	(344)
USD	384,601	TWD	12,040,362	HUS	11/21/2019	—	(1,864)
USD	123,709	TWD	3,882,000	JPM	11/21/2019	—	(893)
The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Real Return Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	154,328	TWD	4,830,000	SCB	11/21/2019	—	$(703)
ZAR	4,855,900	USD	339,856	CITI	10/7/2019	—	(21,118)
						$724,678	$(212,870)

WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Euro BUND Futures	EUR	175.50	Sep 2019	8	800,000	$ 8,858	$(11,500)
Euro BUND Futures	EUR	176.00	Nov 2019	5	500,000	10,909	(9,331)
Euro BUND Futures	EUR	178.50	Nov 2019	18	1,800,000	12,390	(12,736)
						$32,157	$(33,567)
Puts
Euro BUND Futures	EUR	175.50	Sep 2019	8	800,000	11,716	(4,665)
Euro BUND Futures	EUR	170.50	Oct 2019	36	3,600,000	3,938	(3,585)
Euro BUND Futures	EUR	176.00	Nov 2019	5	500,000	9,700	(7,782)
						$25,354	$(16,032)
						$57,511	$(49,599)
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Interest Rate Swap	MSCS	6 month GBP LIBOR	Pay	0.950%	Oct 2019	GBP	3,300,000	$15,324	$(1,303)
								$15,324	$(1,303)
* For this type of option, notional amounts are equivalent to number of contracts.
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Credit Default Swap	BARC	iTraxx Europe Series 31 Version 2	Sell	0.950%	Sep 2019	EUR	700,000	$ 1,513	$ (3)
5-Year Credit Default Swap	BNP	CDX.NA.IG.32	Sell	1.000%	Sep 2019	USD	400,000	630	(1)
5-Year Credit Default Swap	CITI	iTraxx Europe Series 31 Version 2	Sell	1.050%	Sep 2019	EUR	200,000	317	—
5-Year Credit Default Swap	CSFB	CDX.NA.IG.32	Sell	1.050%	Sep 2019	USD	100,000	110	—
5-Year Credit Default Swap	DB	CDX.NA.IG.32	Sell	1.000%	Sep 2019	USD	300,000	450	(1)
5-Year Credit Default Swap	DB	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	300,000	330	(1)
5-Year Credit Default Swap	GSI	CDX.NA.IG.31	Sell	2.400%	Sep 2019	USD	2,900,000	4,930	—
5-Year Credit Default Swap	GSI	iTraxx Europe Series 30 Version 2	Sell	2.400%	Sep 2019	EUR	900,000	1,738	—
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	400,000	470	(1)
5-Year Credit Default Swap	GSI	iTraxx Europe Series 31 Version 2	Sell	1.000%	Sep 2019	EUR	400,000	650	(1)
5-Year Credit Default Swap	JPM	iTraxx Europe Series 31 Version 2	Sell	1.050%	Sep 2019	EUR	200,000	341	—
5-Year Credit Default Swap	BOA	CDX.NA.IG.32	Sell	0.800%	Oct 2019	USD	200,000	240	(50)
5-Year Credit Default Swap	BARC	CDX.NA.IG.32	Sell	0.900%	Nov 2019	USD	200,000	248	(95)
5-Year Credit Default Swap	BNP	CDX.NA.IG.32	Sell	0.900%	Nov 2019	USD	200,000	256	(95)
5-Year Credit Default Swap	BOA	CDX.NA.IG.32	Sell	0.850%	Nov 2019	USD	500,000	683	(291)
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.900%	Nov 2019	USD	400,000	512	(189)
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.850%	Nov 2019	USD	200,000	296	(116)
								$13,714	$(844)
* For this type of option, notional amounts are equivalent to number of contracts.
The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Real Return Bond Fund (continued)
Inflation floors
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date		Notional amount*	Premium	Value
CPURNSA Index	CITI	216.687	Maximum of ((1+0.0%)[10]- (Final Index/Initial Index)) or $0	Apr 2020	USD	22,900,000	$204,700	—
YOY CPURNSA Index	JPM	238.812	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Mar 2020	USD	5,900,000	66,670	—
YOY CPURNSA Index	JPM	238.643	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Oct 2020	USD	3,000,000	55,370	$(1,005)
							$326,740	$(1,005)
* For this type of option, notional amounts are equivalent to number of contracts.
Inflation caps
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date		Notional amount*	Premium	Value
CPURNSA Index	JPM	233.900	Maximum of ((Final Index/Initial Index - 1) - 4.000%) or $0	Apr 2024	USD	5,700,000	$ 41,468	—
CPURNSA Index	JPM	234.800	Maximum of ((Final Index/Initial Index - 1) - 4.000%) or $0	May 2024	USD	500,000	3,475	—
Eurostat Eurozone HICP Ex Tob	GSI	117.200	Maximum of ((Final Index/Initial Index - 1) - 3.000%) or $0	Jun 2035	EUR	1,700,000	77,340	$(1,786)
							$122,283	$(1,786)
* For this type of option, notional amounts are equivalent to number of contracts.
Interest rate floors
Description	Counterparty (OTC)	Strike rate	Floating rate index	Expiration date		Notional amount*	Premium	Value
1 Year Interest Rate Floor	MSCS	0.000%	3 month USD LIBOR	Jan 2020	USD	14,900,000	$11,548	$(13,262)
							$11,548	$(13,262)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,450,000	USD	USD LIBOR BBA	Fixed 1.849%	Semi-Annual	Quarterly	Feb 2025	—	$71,136	$71,136
Centrally cleared	8,780,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	$(26,340)	(287,598)	(313,938)
Centrally cleared	8,300,000	USD	Fixed 2.400%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	50,599	(495,573)	(444,974)
Centrally cleared	600,000	NZD	Fixed 3.250%	NZD BBR FRA	Semi-Annual	Quarterly	Mar 2028	1,044	(71,038)	(69,994)
Centrally cleared	171,400,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(9,475)	(82,058)	(91,533)
Centrally cleared	670,000	USD	Fixed 2.499%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Dec 2047	—	(192,843)	(192,843)
Centrally cleared	1,000,000	USD	Fixed 2.428%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Dec 2047	—	(270,581)	(270,581)
Centrally cleared	50,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2049	802	(14,898)	(14,096)
								$16,630	$(1,343,453)	$(1,326,823)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	1,248,000	USD	$1,248,000	5.000%	Quarterly	Dec 2023	$(61,739)	$(45,763)	$(107,502)
Centrally cleared	CDX.NA.HY.32	1,584,000	USD	1,584,000	5.000%	Quarterly	Jun 2024	(114,150)	(8,830)	(122,980)
Centrally cleared	CDX.NA.IG.32	12,200,000	USD	12,200,000	1.000%	Quarterly	Jun 2024	(243,418)	(39,794)	(283,212)
				$15,032,000				$(419,307)	$(94,387)	$(513,694)
The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Real Return Bond Fund (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.AAA Indices	0.254%	5,100,000	USD	$5,100,000	0.500%	Monthly	Oct 2057	$(243,324)	$304,382	$61,058
MLI	CMBX.NA.AAA Indices	0.254%	2,100,000	USD	2,100,000	0.500%	Monthly	Oct 2057	(133,447)	158,589	25,142
					$7,200,000				$(376,771)	$462,971	$86,200
Centrally cleared	Deutsche Bank AG	0.602%	200,000	EUR	223,850	1.000%	Quarterly	Dec 2019	255	463	718
Centrally cleared	Daimler AG	0.164%	450,000	EUR	551,835	1.000%	Quarterly	Dec 2020	3,724	2,781	6,505
Centrally cleared	General Electric Company	0.872%	200,000	USD	200,000	1.000%	Quarterly	Dec 2020	(2,939)	3,677	738
Centrally cleared	General Electric Company	1.413%	500,000	USD	500,000	1.000%	Quarterly	Dec 2023	(23,830)	16,457	(7,373)
					$1,475,685				$(22,790)	$23,378	$588
					$8,675,685				$(399,561)	$486,349	$86,788
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	1,100,000	USD	$1,100,000	Fixed 2.500%	USA CPI U	At Maturity	At Maturity	Jul 2022	$2,806	$(128,880)	$(126,074)
			$1,100,000						$2,806	$(128,880)	$(126,074)
Centrally cleared	4,400,000	USD	4,400,000	Fixed 2.027%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	(25,334)	(25,334)
Centrally cleared	4,100,000	USD	4,100,000	Fixed 2.021%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	(23,141)	(23,141)
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.927%	USA CPI U	At Maturity	At Maturity	Mar 2021	—	(17,874)	(17,874)
Centrally cleared	4,090,000	USD	4,090,000	Fixed 1.998%	USA CPI U	At Maturity	At Maturity	Mar 2021	—	(32,596)	(32,596)
Centrally cleared	1,200,000	EUR	1,399,140	Fixed 1.345%	FRC EXT CPI	At Maturity	At Maturity	Jun 2021	—	(22,699)	(22,699)
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.550%	USA CPI U	At Maturity	At Maturity	Jul 2021	40,191	1,738	41,929
Centrally cleared	2,160,000	USD	2,160,000	Fixed 1.603%	USA CPI U	At Maturity	At Maturity	Sep 2021	29,688	(6,419)	23,269
Centrally cleared	1,400,000	USD	1,400,000	Fixed 2.069%	USA CPI U	At Maturity	At Maturity	Jul 2022	—	(21,374)	(21,374)
Centrally cleared	1,000,000	EUR	1,134,420	Fixed 1.030%	FRC EXT CPI	At Maturity	At Maturity	Mar 2024	(4,606)	(12,186)	(16,792)
Centrally cleared	2,100,000	USD	2,100,000	USA CPI U	Fixed 1.998%	At Maturity	At Maturity	Jul 2025	—	52,770	52,770
Centrally cleared	500,000	USD	500,000	USA CPI U	Fixed 2.370%	At Maturity	At Maturity	Jun 2028	(83)	33,517	33,434
Centrally cleared	400,000	GBP	525,800	UK RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	(36,478)	30,379	(6,099)
Centrally cleared	170,000	GBP	225,556	UK RPI	Fixed 3.500%	At Maturity	At Maturity	Sep 2033	125	(4,506)	(4,381)
Centrally cleared	1,640,000	GBP	2,162,832	UK RPI	Fixed 3.579%	At Maturity	At Maturity	Oct 2033	—	4,817	4,817
Centrally cleared	680,000	GBP	873,222	UK RPI	Fixed 3.572%	At Maturity	At Maturity	May 2034	—	(16,341)	(16,341)
Centrally cleared	500,000	GBP	651,675	UK RPI	Fixed 3.358%	At Maturity	At Maturity	Apr 2035	(9,705)	(4,770)	(14,475)
Centrally cleared	20,000	GBP	25,418	UK RPI	Fixed 3.600%	At Maturity	At Maturity	Jun 2039	(56)	518	462
Centrally cleared	150,000	EUR	166,695	EUR EXT CPI	Fixed 1.243%	At Maturity	At Maturity	Aug 2039	—	(690)	(690)
Centrally cleared	470,000	EUR	532,181	EUR EXT CPI	Fixed 1.945%	At Maturity	At Maturity	Nov 2048	—	146,553	146,553
Centrally cleared	120,000	EUR	136,980	EUR EXT CPI	Fixed 1.950%	At Maturity	At Maturity	Nov 2048	399	37,371	37,770
Centrally cleared	70,000	EUR	77,791	EUR EXT CPI	Fixed 1.387%	At Maturity	At Maturity	Aug 2049	—	333	333
			$32,061,710						$19,475	$120,066	$139,541
			$33,161,710						$22,281	$(8,814)	$13,467
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

Real Return Bond Fund (continued)
BARC	Barclays Bank PLC
BBA	The British Banker's Association
BBR	Bank Bill Rate
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CSFB	Credit Suisse First Boston International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
RPI	Retail Price Index
SCB	Standard Chartered Bank
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. High Yield Bond Fund
	Shares or Principal Amount	Value
CORPORATE BONDS – 93.1%
Communication services – 16.7%
CCO Holdings LLC
4.000%, 03/01/2023 (A)	$50,000	$50,500
5.000%, 02/01/2028 (A)(B)	125,000	131,250
5.125%, 02/15/2023	20,000	20,325
5.125%, 05/01/2023 to 05/01/2027 (A)	1,250,000	1,287,373
5.250%, 09/30/2022	310,000	313,100
5.375%, 05/01/2025 (A)	2,350,000	2,441,063
5.750%, 02/15/2026 (A)	2,700,000	2,858,625
5.875%, 04/01/2024 (A)	470,000	489,388
Cinemark USA, Inc. 5.125%, 12/15/2022	700,000	711,375
Clear Channel Worldwide Holdings, Inc. 9.250%, 02/15/2024 (A)	8,000	8,770
CSC Holdings LLC
5.375%, 07/15/2023 to 02/01/2028 (A)	1,105,000	1,150,675
5.500%, 05/15/2026 (A)	1,125,000	1,189,688
7.500%, 04/01/2028 (A)	550,000	618,750
7.750%, 07/15/2025 (A)	1,125,000	1,207,969
Gray Television, Inc.
5.125%, 10/15/2024 (A)	975,000	1,006,688
5.875%, 07/15/2026 (A)(B)	2,000,000	2,090,000
7.000%, 05/15/2027 (A)	200,000	218,690
Intelsat Connect Finance SA 9.500%, 02/15/2023 (A)	275,000	244,750
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	3,400,000	3,094,000
8.500%, 10/15/2024 (A)	1,100,000	1,091,750
Intelsat Luxembourg SA 8.125%, 06/01/2023 (B)	300,000	238,500
Lamar Media Corp.
5.375%, 01/15/2024	320,000	328,800
5.750%, 02/01/2026	50,000	53,000
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	675,833
5.375%, 08/15/2022 to 01/15/2024	925,000	934,313
5.625%, 02/01/2023	310,000	315,335
6.125%, 01/15/2021	188,000	188,940
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (A)	$925,000	$958,531
5.375%, 06/15/2022 (A)	250,000	253,750
5.625%, 03/15/2026 (A)	150,000	159,938
National CineMedia LLC 6.000%, 04/15/2022	2,025,000	2,042,719
Nexstar Broadcasting, Inc. 6.125%, 02/15/2022 (A)	1,300,000	1,316,250
Nexstar Escrow, Inc. 5.625%, 07/15/2027 (A)	95,000	99,038
Nielsen Finance LLC 5.000%, 04/15/2022 (A)	2,825,000	2,839,125
Outfront Media Capital LLC 5.625%, 02/15/2024	375,000	386,250
Salem Media Group, Inc. 6.750%, 06/01/2024 (A)	1,675,000	1,463,531
Sprint Capital Corp.
6.875%, 11/15/2028	140,000	155,225
8.750%, 03/15/2032	650,000	814,112
The EW Scripps Company 5.125%, 05/15/2025 (A)(B)	2,000,000	2,015,000
The Nielsen Company Luxembourg SARL 5.000%, 02/01/2025 (A)(B)	400,000	395,000
T-Mobile USA, Inc.
4.000%, 04/15/2022 (B)	375,000	386,018
4.500%, 02/01/2026	75,000	77,813
4.750%, 02/01/2028	325,000	342,056
5.125%, 04/15/2025	250,000	260,455
5.375%, 04/15/2027	875,000	946,645
6.375%, 03/01/2025	1,550,000	1,605,025
Zayo Group LLC
5.750%, 01/15/2027 (A)	400,000	408,000
6.375%, 05/15/2025	1,418,000	1,458,739
		41,342,670

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 13.6%
Asbury Automotive Group, Inc. 6.000%, 12/15/2024 (B)	$2,445,000	$2,527,519
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	375,000	383,438
CCM Merger, Inc. 6.000%, 03/15/2022 (A)	3,050,000	3,126,250
Cooper Tire & Rubber Company 7.625%, 03/15/2027	2,410,000	2,699,200
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)	125,000	131,250
6.625%, 08/15/2027 (A)(B)	125,000	130,938
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)	2,975,000	3,075,406
GLP Capital LP
4.375%, 04/15/2021	75,000	76,504
5.375%, 11/01/2023	625,000	677,225
Group 1 Automotive, Inc.
5.000%, 06/01/2022	925,000	934,250
5.250%, 12/15/2023 (A)	500,000	512,500
Hilton Domestic Operating Company, Inc.
4.875%, 01/15/2030 (A)	125,000	133,750
5.125%, 05/01/2026	225,000	237,488
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)	650,000	671,938
5.250%, 06/01/2026 (A)	650,000	687,375
Levi Strauss & Company 5.000%, 05/01/2025	175,000	182,000
Lithia Motors, Inc. 5.250%, 08/01/2025 (A)	1,025,000	1,060,875
LKQ Corp. 4.750%, 05/15/2023 (B)	2,550,000	2,585,063
Panther BF Aggregator 2 LP 6.250%, 05/15/2026 (A)(B)	100,000	103,750
Penske Automotive Group, Inc.
3.750%, 08/15/2020	415,000	416,038
5.375%, 12/01/2024	1,125,000	1,160,156
5.750%, 10/01/2022	2,000,000	2,026,200
Scripps Escrow, Inc. 5.875%, 07/15/2027 (A)	125,000	126,094
Service Corp. International
4.625%, 12/15/2027	425,000	443,063
5.125%, 06/01/2029	1,175,000	1,257,250
7.500%, 04/01/2027	450,000	540,000
8.000%, 11/15/2021	2,145,000	2,364,863
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,460,875
6.125%, 03/15/2027	350,000	351,750
The William Carter Company 5.625%, 03/15/2027 (A)	1,000,000	1,064,980
Wolverine World Wide, Inc. 5.000%, 09/01/2026 (A)	1,200,000	1,200,000
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (A)	1,270,000	1,330,325
		33,678,313
Consumer staples – 1.7%
Aramark Services, Inc. 5.125%, 01/15/2024	60,000	61,864
B&G Foods, Inc. 4.625%, 06/01/2021	1,000,000	1,003,250
Central Garden & Pet Company 5.125%, 02/01/2028	150,000	150,750
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	$375,000	$390,949
Darling Ingredients, Inc. 5.250%, 04/15/2027 (A)	500,000	532,500
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)	25,000	26,135
4.875%, 11/01/2026 (A)	25,000	26,094
Pilgrim's Pride Corp.
5.750%, 03/15/2025 (A)	940,000	977,600
5.875%, 09/30/2027 (A)	125,000	134,688
Prestige Brands, Inc. 6.375%, 03/01/2024 (A)(B)	725,000	759,438
Spectrum Brands, Inc. 5.750%, 07/15/2025	275,000	286,000
		4,349,268
Energy – 17.3%
Andeavor Logistics LP
5.250%, 01/15/2025	425,000	446,902
6.375%, 05/01/2024	275,000	288,338
Antero Midstream Partners LP 5.750%, 01/15/2028 (A)	575,000	521,813
Archrock Partners LP
6.000%, 10/01/2022	300,000	304,785
6.875%, 04/01/2027 (A)	450,000	471,375
Baytex Energy Corp.
5.125%, 06/01/2021 (A)	950,000	940,500
5.625%, 06/01/2024 (A)	1,160,000	1,078,800
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023 (B)	225,000	215,213
8.250%, 07/15/2025	850,000	824,500
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/2027	75,000	82,781
Cheniere Energy Partners LP
5.250%, 10/01/2025	3,175,000	3,282,156
5.625%, 10/01/2026	400,000	422,000
Continental Resources, Inc. 3.800%, 06/01/2024	325,000	329,244
Denbury Resources, Inc.
7.750%, 02/15/2024 (A)	743,000	516,534
9.000%, 05/15/2021 (A)(B)	500,000	455,000
9.250%, 03/31/2022 (A)	451,000	378,840
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043	1,086,000	619,020
EnLink Midstream LLC 5.375%, 06/01/2029	50,000	48,925
EnLink Midstream Partners LP
4.150%, 06/01/2025	75,000	71,625
4.400%, 04/01/2024	1,954,000	1,934,460
4.850%, 07/15/2026	725,000	710,500
Era Group, Inc. 7.750%, 12/15/2022 (B)	1,600,000	1,594,000
Gulfport Energy Corp. 6.000%, 10/15/2024	1,250,000	909,375
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,153,125
5.750%, 10/01/2025 (A)	1,325,000	1,235,563
6.250%, 11/01/2028 (A)	225,000	207,000
Indigo Natural Resources LLC 6.875%, 02/15/2026 (A)	250,000	206,250
Murphy Oil Corp.
4.200%, 12/01/2022	1,175,000	1,186,750
5.750%, 08/15/2025	125,000	126,525
6.875%, 08/15/2024	585,000	612,963
Nabors Industries, Inc. 5.750%, 02/01/2025	800,000	640,000

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	$225,000	$231,750
4.875%, 08/15/2027 (A)	350,000	371,552
7.768%, 12/15/2037 (A)	3,075,000	4,009,124
Oceaneering International, Inc. 6.000%, 02/01/2028	1,350,000	1,299,375
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (A)	2,250,000	2,300,074
6.875%, 04/15/2040 (A)(B)	1,207,000	1,334,701
7.500%, 07/15/2038 (A)	201,000	227,381
SemGroup Corp.
5.625%, 07/15/2022 to 11/15/2023	1,625,000	1,554,135
6.375%, 03/15/2025	1,925,000	1,819,125
7.250%, 03/15/2026	910,000	869,050
Southwestern Energy Company
6.200%, 01/23/2025	15,000	13,125
7.500%, 04/01/2026	250,000	218,800
7.750%, 10/01/2027	250,000	217,500
Summit Midstream Holdings LLC 5.750%, 04/15/2025	125,000	107,213
Tallgrass Energy Partners LP 5.500%, 09/15/2024 (A)	4,325,000	4,216,875
Ultra Resources, Inc. 7.125%, 04/15/2025 (A)	2,675,000	160,500
USA Compression Partners LP 6.875%, 04/01/2026	800,000	820,000
Valaris PLC 5.750%, 10/01/2044	2,575,000	1,287,500
		42,872,642
Financials – 4.6%
Ally Financial, Inc. 8.000%, 03/15/2020	200,000	205,600
AmWINS Group, Inc. 7.750%, 07/01/2026 (A)	700,000	735,000
CIT Group, Inc.
4.125%, 03/09/2021	40,000	40,850
6.125%, 03/09/2028	50,000	59,625
FirstCash, Inc. 5.375%, 06/01/2024 (A)	1,175,000	1,219,063
HUB International, Ltd. 7.000%, 05/01/2026 (A)	425,000	431,375
Jefferies Finance LLC 6.250%, 06/03/2026 (A)	725,000	743,125
LPL Holdings, Inc. 5.750%, 09/15/2025 (A)	5,075,000	5,341,438
Springleaf Finance Corp.
6.125%, 03/15/2024	400,000	436,000
6.625%, 01/15/2028	400,000	439,000
7.125%, 03/15/2026	600,000	684,300
8.250%, 10/01/2023	225,000	263,250
USI, Inc. 6.875%, 05/01/2025 (A)(B)	875,000	870,625
		11,469,251
Health care – 8.1%
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)	300,000	332,994
Bausch Health Companies, Inc.
5.500%, 03/01/2023 (A)	734,000	741,340
5.500%, 11/01/2025 (A)(B)	300,000	314,619
5.750%, 08/15/2027 (A)(B)	50,000	53,625
5.875%, 05/15/2023 (A)	1,025,000	1,037,813
6.125%, 04/15/2025 (A)	1,265,000	1,302,950
6.500%, 03/15/2022 (A)	175,000	181,178
7.000%, 03/15/2024 to 01/15/2028 (A)	425,000	448,045
7.250%, 05/30/2029 (A)	50,000	52,875
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Centene Corp.
5.375%, 06/01/2026 (A)	$450,000	$481,073
6.125%, 02/15/2024	200,000	209,600
Change Healthcare Holdings LLC 5.750%, 03/01/2025 (A)(B)	2,150,000	2,163,889
Charles River Laboratories International, Inc. 5.500%, 04/01/2026 (A)(B)	250,000	267,475
Community Health Systems, Inc. 5.125%, 08/01/2021 (B)	1,575,000	1,575,000
DaVita, Inc. 5.000%, 05/01/2025	675,000	675,844
Encompass Health Corp.
5.125%, 03/15/2023	245,000	248,981
5.750%, 11/01/2024 to 09/15/2025	73,000	75,851
Hill-Rom Holdings, Inc.
5.000%, 02/15/2025 (A)	50,000	51,375
5.750%, 09/01/2023 (A)	375,000	387,188
Hologic, Inc.
4.375%, 10/15/2025 (A)	1,300,000	1,329,250
4.625%, 02/01/2028 (A)	150,000	155,063
IQVIA, Inc. 5.000%, 10/15/2026 to 05/15/2027 (A)	700,000	739,125
Kinetic Concepts, Inc. 7.875%, 02/15/2021 (A)	1,401,000	1,443,436
MEDNAX, Inc.
5.250%, 12/01/2023 (A)	175,000	175,875
6.250%, 01/15/2027 (A)	325,000	318,500
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (A)	2,225,000	1,988,727
NVA Holdings, Inc. 6.875%, 04/01/2026 (A)	150,000	160,170
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	400,000	336,000
Select Medical Corp. 6.250%, 08/15/2026 (A)	625,000	650,313
Surgery Center Holdings, Inc. 6.750%, 07/01/2025 (A)(B)	325,000	278,077
Tenet Healthcare Corp.
4.625%, 07/15/2024	775,000	797,281
4.875%, 01/01/2026 (A)	400,000	411,040
5.125%, 11/01/2027 (A)	100,000	103,375
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/2046	325,000	208,813
Vizient, Inc. 6.250%, 05/15/2027 (A)	125,000	134,375
WellCare Health Plans, Inc. 5.375%, 08/15/2026 (A)	100,000	106,625
		19,937,760
Industrials – 9.5%
ACCO Brands Corp. 5.250%, 12/15/2024 (A)(B)	25,000	25,656
Advanced Disposal Services, Inc. 5.625%, 11/15/2024 (A)	1,925,000	2,016,438
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)(B)	575,000	589,375
5.000%, 10/01/2024 (A)	2,625,000	2,700,731
5.875%, 06/01/2029 (A)	350,000	375,375
BBA US Holdings, Inc. 5.375%, 05/01/2026 (A)	1,375,000	1,436,875
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,250,000	1,291,875
6.000%, 01/01/2027	750,000	780,000

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Fortress Transportation & Infrastructure Investors LLC 6.500%, 10/01/2025 (A)	$800,000	$824,000
Harsco Corp. 5.750%, 07/31/2027 (A)	50,000	51,813
IAA, Inc. 5.500%, 06/15/2027 (A)	1,125,000	1,198,125
KAR Auction Services, Inc. 5.125%, 06/01/2025 (A)	3,250,000	3,347,500
RBS Global, Inc. 4.875%, 12/15/2025 (A)	1,250,000	1,287,500
Resideo Funding, Inc. 6.125%, 11/01/2026 (A)	225,000	239,063
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (A)	2,650,000	2,759,313
Sensata Technologies BV 5.625%, 11/01/2024 (A)	1,600,000	1,736,000
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (A)	250,000	265,553
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (A)	1,250,000	1,300,000
TriMas Corp. 4.875%, 10/15/2025 (A)	1,325,000	1,341,563
		23,566,755
Information technology – 5.7%
Cardtronics, Inc. 5.500%, 05/01/2025 (A)	1,800,000	1,800,000
CDK Global, Inc.
4.875%, 06/01/2027	150,000	154,986
5.000%, 10/15/2024	600,000	631,500
5.250%, 05/15/2029 (A)	100,000	103,250
5.875%, 06/15/2026	125,000	132,763
CommScope Technologies LLC 6.000%, 06/15/2025 (A)	525,000	468,563
CommScope, Inc. 8.250%, 03/01/2027 (A)	50,000	49,000
Dell International LLC
5.875%, 06/15/2021 (A)	1,825,000	1,855,164
7.125%, 06/15/2024 (A)(B)	2,275,000	2,398,352
Fair Isaac Corp. 5.250%, 05/15/2026 (A)	725,000	772,125
Gartner, Inc. 5.125%, 04/01/2025 (A)	615,000	644,975
Infor US, Inc. 6.500%, 05/15/2022	355,000	360,769
MTS Systems Corp. 5.750%, 08/15/2027 (A)	125,000	130,625
NCR Corp.
4.625%, 02/15/2021	475,000	475,048
5.000%, 07/15/2022	1,510,000	1,520,298
5.875%, 12/15/2021	900,000	909,315
6.375%, 12/15/2023	750,000	773,385
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)(B)	700,000	735,000
Symantec Corp. 5.000%, 04/15/2025 (A)	125,000	125,834
		14,040,952
Materials – 4.7%
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (A)	200,000	202,750
4.625%, 05/15/2023 (A)	150,000	153,519
Ball Corp.
4.375%, 12/15/2020	750,000	766,875
4.875%, 03/15/2026	250,000	273,750
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ball Corp. (continued)
5.000%, 03/15/2022	$175,000	$185,500
5.250%, 07/01/2025	75,000	84,188
Berry Global, Inc.
5.125%, 07/15/2023 (B)	250,000	256,250
5.625%, 07/15/2027 (A)(B)	100,000	105,000
6.000%, 10/15/2022	640,000	652,000
Crown Americas LLC
4.250%, 09/30/2026	775,000	804,063
4.750%, 02/01/2026	800,000	840,000
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)(B)	875,000	787,500
7.875%, 07/15/2026 (A)	250,000	226,250
Novelis Corp.
5.875%, 09/30/2026 (A)	250,000	264,063
6.250%, 08/15/2024 (A)	125,000	130,938
OI European Group BV 4.000%, 03/15/2023 (A)(B)	350,000	352,625
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	175,000	179,156
5.375%, 01/15/2025 (A)	850,000	879,750
5.875%, 08/15/2023 (A)(B)	913,000	972,345
6.375%, 08/15/2025 (A)	800,000	856,000
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (A)	450,000	462,623
Sealed Air Corp. 5.125%, 12/01/2024 (A)	1,165,000	1,248,006
Silgan Holdings, Inc. 4.750%, 03/15/2025	125,000	128,294
The Scotts Miracle-Gro Company 6.000%, 10/15/2023	50,000	51,774
Trivium Packaging Finance BV
5.500%, 08/15/2026 (A)	250,000	264,375
8.500%, 08/15/2027 (A)	150,000	161,250
Valvoline, Inc. 5.500%, 07/15/2024	250,000	260,000
		11,548,844
Real estate – 4.2%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	289,500
5.000%, 10/15/2022	800,000	792,000
Equinix, Inc.
5.375%, 01/01/2022	100,000	102,500
5.750%, 01/01/2025	650,000	677,625
5.875%, 01/15/2026	775,000	824,406
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	982,313
6.000%, 08/15/2023	250,000	255,625
MPT Operating Partnership LP
4.625%, 08/01/2029	275,000	286,000
5.000%, 10/15/2027	725,000	773,938
5.250%, 08/01/2026	800,000	845,240
5.500%, 05/01/2024	715,000	735,556
6.375%, 03/01/2024	60,000	62,850
Sabra Health Care LP 5.375%, 06/01/2023	500,000	506,875
SBA Communications Corp.
4.000%, 10/01/2022	525,000	534,188
4.875%, 07/15/2022	100,000	101,560
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	188,738
5.875%, 01/15/2022 to 10/15/2024	1,665,000	1,560,575
6.000%, 04/15/2026	975,000	843,375
		10,362,864

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities – 7.0%
AmeriGas Partners LP 5.750%, 05/20/2027	$100,000	$105,810
NextEra Energy Operating Partners LP
4.250%, 07/15/2024 to 09/15/2024 (A)	825,000	849,113
4.500%, 09/15/2027 (A)	725,000	744,938
NSG Holdings LLC 7.750%, 12/15/2025 (A)	2,548,003	2,732,733
Pattern Energy Group, Inc. 5.875%, 02/01/2024 (A)	3,800,000	3,933,000
Rockpoint Gas Storage Canada, Ltd. 7.000%, 03/31/2023 (A)	987,000	1,000,325
Southern Star Central Corp. 5.125%, 07/15/2022 (A)	1,900,000	1,921,869
Suburban Propane Partners LP 5.875%, 03/01/2027	175,000	176,969
Terraform Global Operating LLC 6.125%, 03/01/2026 (A)	950,000	976,125
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	2,250,000	2,305,463
5.000%, 01/31/2028 (A)(B)	1,525,000	1,587,937
6.625%, 06/15/2025 (A)	850,000	896,750
		17,231,032
TOTAL CORPORATE BONDS (Cost $226,674,776)		$230,400,351
CONVERTIBLE BONDS – 1.1%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	575,000	529,145
Energy – 0.9%
Denbury Resources, Inc. 6.375%, 12/31/2024 (A)	531,000	302,691
Nabors Industries, Inc. 0.750%, 01/15/2024	950,000	620,750
Whiting Petroleum Corp. 1.250%, 04/01/2020	1,275,000	1,250,044
		2,173,485
TOTAL CONVERTIBLE BONDS (Cost $2,960,047)		$2,702,630
TERM LOANS (C) – 3.9%
Communication services – 1.8%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (3 month LIBOR + 3.250%) 5.580%, 07/23/2021	920,992	858,254
Ancestry.com Operations, Inc., 2019 Extended Term Loan B 08/16/2026 TBD (D)	3,718,044	3,671,569
		4,529,823
Consumer discretionary – 0.4%
CCM Merger, Inc., New Term Loan B (1 month LIBOR + 2.250%) 4.362%, 08/08/2021	297,942	297,942
Montreign Operating Company LLC, Term Loan B 01/24/2023 TBD (D)	725,000	638,000
		935,942
Energy – 0.6%
EPIC Crude Services LP, Term Loan B (6 month LIBOR + 5.000%) 7.040%, 03/02/2026	600,000	576,750
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (C) (continued)
Energy (continued)
Hornbeck Offshore Services, Inc., 2nd Lien Term Loan 9.500%, 02/05/2025	$497,250	$346,419
Ultra Resources, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750% Cash or 0.250% PIK) 5.895%, 04/12/2024	674,053	451,993
		1,375,162
Financials – 0.7%
Capital Automotive LP, 2017 2nd Lien Term Loan (1 month LIBOR + 6.000%) 8.120%, 03/24/2025	329,268	329,475
Victory Capital Holdings, Inc., 2019 Term Loan B (3 month LIBOR + 3.250%) 5.569%, 07/01/2026	1,507,727	1,505,375
		1,834,850
Information technology – 0.3%
Emerald TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 5.612%, 07/24/2026	675,000	671,065
Materials – 0.1%
Clearwater Paper Corp., Term Loan B (1 month LIBOR + 3.250%) 5.438%, 07/27/2026	150,000	150,000
TOTAL TERM LOANS (Cost $9,798,813)		$9,496,842
RIGHTS – 0.1%
Texas Competitive Electric Holdings Company LLC (E)(F)	215,025	172,020
TOTAL RIGHTS (Cost $1,079,996)		$172,020
ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (E)(G)	$13,200,000	19,800
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$19,800
SECURITIES LENDING COLLATERAL – 5.2%
John Hancock Collateral Trust, 2.1920% (H)(I)	1,284,913	12,857,869
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,855,876)		$12,857,869
SHORT-TERM INVESTMENTS – 2.0%
Money market funds – 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.0691% (H)	5,047,434	5,047,434
TOTAL SHORT-TERM INVESTMENTS (Cost $5,047,434)		$5,047,434
Total Investments (U.S. High Yield Bond Fund) (Cost $258,423,419) – 105.4%		$260,696,946
Other assets and liabilities, net – (5.4%)		(13,288,821)
TOTAL NET ASSETS – 100.0%		$247,408,125
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $144,141,313 or 58.3% of the fund's net assets as of 8-31-19.

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Non-income producing security.
(F)	Strike price and/or expiration date not available.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	The rate shown is the annualized seven-day yield as of 8-31-19.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — August 31, 2019 (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 8-31-19:
High Yield Fund
United States	73.2%
Cayman Islands	6.9%
Canada	5.2%
United Kingdom	3.5%
France	2.2%
Netherlands	1.7%
Luxembourg	1.4%
United Arab Emirates	1.1%
Italy	1.0%
Other countries	3.8%
TOTAL	100.0%
Real Return Bond Fund (as a percentage of total investments)
United States	85.9%
United Kingdom	2.8%
Denmark	1.7%
France	1.6%
Australia	1.6%
Cayman Islands	1.0%
Other countries	5.4%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.
62

John Hancock Funds II
Statements of assets and liabilities — August 31, 2019

Assets	Asia Pacific Total Return Bond Fund	Core Bond Fund	Global Bond Fund	High Yield Fund
Unaffiliated investments, at value	$294,411,539	$3,113,072,598	$69,675,533	$250,526,726
Affiliated investments, at value	—	1,019,314	—	877,204
Repurchase agreements, at value	—	—	471,000	—
Total investments, at value	294,411,539	3,114,091,912	70,146,533	251,403,930
Swap contracts, at value	—	—	73,010	—
Receivable for centrally cleared swaps	—	—	300,668	—
Unrealized appreciation on forward foreign currency contracts	—	—	332,090	37,090
Receivable for futures variation margin	—	—	32,840	16,593
Cash	1,538,495	—	997	—
Foreign currency, at value	1,246,713	—	210,728	356,653
Collateral held at broker for futures contracts	1,109,125	—	134,000	114,137
Interest receivable	3,856,532	15,619,054	317,791	3,628,628
Receivable for fund shares sold	—	82,383	—	—
Receivable for investments sold	1,296,109	8,782,826	39,006	1,632,143
Receivable for delayed delivery securities sold	—	322,920,801	30,650,221	—
Receivable for securities lending income	—	38	—	475
Other assets	9,355	43,819	13,645	15,641
Total assets	303,467,868	3,461,540,833	102,251,529	257,205,290
Liabilities
Payable for sale commitments outstanding, at value	—	—	315,985	—
Payable for open reverse repurchase agreements	—	—	5,755,580	—
Unrealized depreciation on forward foreign currency contracts	—	—	526,823	27,945
Written options, at value	—	—	67,092	—
Swap contracts, at value	—	—	198,314	—
Payable for futures variation margin	13,320	—	—	—
Securities sold short, at value	—	—	790,146	—
Payable for collateral on OTC derivatives	—	—	230,000	—
Payable for collateral on sale commitments	—	50,000	365,000	—
Payable for collateral on open reverse repurchase agreements	—	—	200,000	—
Payable for investments purchased	1,160,784	47,634,489	13,158	5,714,413
Payable for delayed delivery securities purchased	—	542,668,966	46,286,760	—
Payable for fund shares repurchased	454,385	2,077,690	64,001	51,942
Payable upon return of securities loaned	—	1,019,200	—	877,268
Payable to affiliates
Investment management fees	—	—	5,702	—
Accounting and legal services fees	18,512	174,829	2,834	15,094
Trustees' fees	215	1,553	25	134
Other liabilities and accrued expenses	112,684	172,889	135,705	98,346
Total liabilities	1,759,900	593,799,616	54,957,125	6,785,142
Net assets	$301,707,968	$2,867,741,217	$47,294,404	$250,420,148
Net assets consist of
Paid-in capital	$310,474,241	$2,748,846,541	$52,769,480	$352,979,407
Total distributable earnings (loss)	(8,766,273)	118,894,676	(5,475,076)	(102,559,259)
Net assets	$301,707,968	$2,867,741,217	$47,294,404	$250,420,148
Unaffiliated investments, including repurchase agreements, at cost	$297,732,599	$3,010,763,193	$68,957,035	$274,442,862
Affiliated investments, at cost	—	$1,019,284	—	$877,252
Foreign currency, at cost	$1,284,816	—	$193,920	$373,925
Proceeds received from investments sold short	—	—	$792,810	—
Proceeds received on sale commitments outstanding	—	—	$314,484	—
Premiums received on written options	—	—	$89,365	—
Net unamortized upfront payment on OTC swaps	—	—	$(64,276)	—
Collateral held at broker for centrally cleared swaps	—	—	$270,000	—
Securities loaned, at value	—	$998,775	—	$854,132
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	$174,520,663	$47,294,404	$250,420,148
Shares outstanding	—	12,932,120	3,564,576	31,137,451
Net asset value, offering price and redemption price per share	—	$13.50	$13.27	$8.04
Class NAV
Net assets	$301,707,968	$2,693,220,554	—	—
Shares outstanding	30,598,389	199,877,169	—	—
Net asset value, offering price and redemption price per share	$9.86	$13.47	—	—
The accompanying notes are an integral part of the financial statements.
63

John Hancock Funds II
Statements of assets and liabilities — August 31, 2019

Assets	Real Return Bond Fund	U.S. High Yield Bond Fund
Unaffiliated investments, at value	$199,651,660	$247,839,077
Affiliated investments, at value	—	12,857,869
Repurchase agreements, at value	162,000	—
Total investments, at value	199,813,660	260,696,946
Swap contracts, at value	86,200	—
Receivable for centrally cleared swaps	1,219,374	—
Unrealized appreciation on forward foreign currency contracts	724,678	—
Receivable for futures variation margin	80,776	—
Cash	549	—
Foreign currency, at value	364,604	—
Collateral held at broker for futures contracts	35,131	—
Interest receivable	277,817	3,973,315
Receivable for fund shares sold	15,078	161,175
Receivable for investments sold	154,181	348,180
Receivable for delayed delivery securities sold	63,239,008	—
Receivable for securities lending income	—	7,261
Other assets	21,444	7,671
Total assets	266,032,500	265,194,548
Liabilities
Payable for sale commitments outstanding, at value	5,402,274	—
Payable for sale-buybacks	33,181,968	—
Unrealized depreciation on forward foreign currency contracts	212,870	—
Written options, at value	67,799	—
Swap contracts, at value	126,074	—
Securities sold short, at value	1,277,760	—
Payable for collateral on OTC derivatives	462,000	—
Payable for collateral on sale commitments	413,000	—
Payable for investments purchased	290,752	4,534,928
Payable for delayed delivery securities purchased	88,279,668	—
Payable for fund shares repurchased	14,979	308,430
Payable upon return of securities loaned	—	12,855,685
Payable to affiliates
Accounting and legal services fees	8,086	15,212
Trustees' fees	71	136
Other liabilities and accrued expenses	147,496	72,032
Total liabilities	129,884,797	17,786,423
Net assets	$136,147,703	$247,408,125
Net assets consist of
Paid-in capital	$211,162,053	$262,687,804
Total distributable earnings (loss)	(75,014,350)	(15,279,679)
Net assets	$136,147,703	$247,408,125
Unaffiliated investments, including repurchase agreements, at cost	$196,256,780	$245,567,543
Affiliated investments, at cost	—	$12,855,876
Foreign currency, at cost	$369,692	—
Proceeds received from investments sold short	$1,236,600	—
Proceeds received on sale commitments outstanding	$5,331,055	—
Premiums received on written options	$547,120	—
Net unamortized upfront payment on OTC swaps	$(373,965)	—
Securities loaned, at value	—	$12,583,497
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$72,554,939	$73,146,673
Shares outstanding	6,316,027	6,533,242
Net asset value, offering price and redemption price per share	$11.49	$11.20
Class NAV
Net assets	$63,592,764	$174,261,452
Shares outstanding	5,605,639	15,581,008
Net asset value, offering price and redemption price per share	$11.34	$11.18
The accompanying notes are an integral part of the financial statements.
64

John Hancock Funds II
Statements of operations — For the year ended August 31, 2019

Investment income	Asia Pacific Total Return Bond Fund	Core Bond Fund	Global Bond Fund	High Yield Fund
Interest	$15,791,119	$71,581,239	$5,042,559	$21,054,359
Dividends	—	—	14,003	273,389
Securities lending	—	4,195	—	112,270
Less foreign taxes withheld	(564,743)	(16,023)	(8,789)	(317)
Total investment income	15,226,376	71,569,411	5,047,773	21,439,701
Expenses
Investment management fees	2,289,545	12,628,500	1,124,004	2,270,867
Distribution and service fees	—	79,898	23,974	128,647
Interest expense	—	1,490	418,753	—
Accounting and legal services fees	56,712	398,054	27,993	58,014
Trustees' fees	6,326	35,285	4,530	7,201
Custodian fees	143,154	235,645	115,503	39,688
Printing and postage	14,369	16,360	14,711	14,881
Professional fees	83,549	120,273	111,904	88,311
Other	40,747	61,588	27,090	22,894
Total expenses	2,634,402	13,577,093	1,868,462	2,630,503
Less expense reductions	(23,879)	(165,422)	(64,451)	(24,599)
Net expenses	2,610,523	13,411,671	1,804,011	2,605,904
Net investment income	12,615,853	58,157,740	3,243,762	18,833,797
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,618,105)	56,392,697	(1,576,331)	(4,771,057)
Affiliated investments	—	(964)	—	2,751
Securities sold short	—	—	(199,959)	—
Futures contracts	(3,749,131)	—	(1,712,413)	624,004
Forward foreign currency contracts	(431,871)	—	1,843,416	96,527
Written options	—	—	250,643	31,968
Swap contracts	—	—	1,254,484	60,725
	(5,799,107)	56,391,733	(140,160)	(3,955,082)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	15,035,270	119,059,930	5,435,612	(2,246,544)
Affiliated investments	—	(189)	—	(527)
Securities sold short	—	—	2,679	—
Futures contracts	(3,928)	—	38,612	36,864
Forward foreign currency contracts	(204,938)	—	(178,697)	29,300
Written options	—	—	(24,354)	—
Swap contracts	—	—	(4,256,308)	(23,324)
	14,826,404	119,059,741	1,017,544	(2,204,231)
Net realized and unrealized gain (loss)	9,027,297	175,451,474	877,384	(6,159,313)
Increase in net assets from operations	$21,643,150	$233,609,214	$4,121,146	$12,674,484
The accompanying notes are an integral part of the financial statements.
65

John Hancock Funds II
Statements of operations — For the year ended August 31, 2019

Investment income	Real Return Bond Fund	U.S. High Yield Bond Fund
Interest	$11,368,409	$15,460,617
Dividends	2,082	8,274
Securities lending	—	113,752
Total investment income	11,370,491	15,582,643
Expenses
Investment management fees	4,803,355	1,897,323
Distribution and service fees	34,820	37,464
Accounting and legal services fees	122,362	45,493
Trustees' fees	19,497	5,020
Custodian fees	98,988	29,703
Interest expense	4,981,665	—
Printing and postage	15,829	14,724
Professional fees	120,484	64,406
Other	44,117	23,388
Total expenses	10,241,117	2,117,521
Less expense reductions	(52,410)	(19,142)
Net expenses	10,188,707	2,098,379
Net investment income	1,181,784	13,484,264
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(15,443,353)	(2,069,825)
Affiliated investments	—	1,318
Futures contracts	(7,331,100)	—
Forward foreign currency contracts	4,343,404	—
Written options	75,260	—
Swap contracts	997,374	—
	(17,358,415)	(2,068,507)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	36,786,258	2,039,253
Affiliated investments	—	(785)
Futures contracts	(123,118)	—
Forward foreign currency contracts	(913,216)	—
Written options	34,368	—
Swap contracts	(5,684,679)	—
	30,099,613	2,038,468
Net realized and unrealized gain (loss)	12,741,198	(30,039)
Increase in net assets from operations	$13,922,982	$13,454,225
The accompanying notes are an integral part of the financial statements.
66

John Hancock Funds II
Statements of changes in net assets

	Asia Pacific Total Return Bond Fund		Core Bond Fund		Global Bond Fund
Increase (decrease) in net assets	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
From operations
Net investment income	$12,615,853	$12,877,837	$58,157,740	$38,133,284	$3,243,762	$6,126,396
Net realized gain (loss)	(5,799,107)	3,465,582	56,391,733	(31,777,324)	(140,160)	(5,021,730)
Change in net unrealized appreciation (depreciation)	14,826,404	(19,781,843)	119,059,741	(34,850,252)	1,017,544	(3,283,398)
Increase (decrease) in net assets resulting from operations	21,643,150	(3,438,424)	233,609,214	(28,494,292)	4,121,146	(2,178,732)
Distributions to shareholders
From net investment income and net realized gain
Class 1	—	—	(4,342,494)	—	(648,896)	—
Class NAV	(9,927,876)	—	(52,735,636)	—	(2,845,170) [1]	—
From net investment income
Class 1	—	—	—	(3,900,050)	—	—
Class NAV	—	(8,195,100)	—	(36,310,504)	—	(113,062)
Total distributions	(9,927,876)	(8,195,100)	(57,078,130)	(40,210,554)	(3,494,066)	(113,062)
From fund share transactions
From fund share transactions	(61,348,396)	(19,103,757)	981,800,705	(26,776,250)	(230,201,605)	(30,516,162)
Total increase (decrease)	(49,633,122)	(30,737,281)	1,158,331,789	(95,481,096)	(229,574,525)	(32,807,956)
Net assets
Beginning of year	351,341,090	382,078,371	1,709,409,428	1,804,890,524	276,868,929	309,676,885
End of year	$301,707,968	$351,341,090	$2,867,741,217	$1,709,409,428	$47,294,404	$276,868,929
Undistributed net investment income (loss)	(a)	$6,422,307	(a)	$11,625,855	(a)	$2,143,089

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
1	Class NAV shares were liquidated on 4-17-19.
	High Yield Fund		Real Return Bond Fund		U.S. High Yield Bond Fund
Increase (decrease) in net assets	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18	Year ended 8-31-19	Year ended 8-31-18
From operations
Net investment income	$18,833,797	$25,817,751	$1,181,784	$32,014,070	$13,484,264	$14,832,961
Net realized gain (loss)	(3,955,082)	(233,320)	(17,358,415)	(6,027,751)	(2,068,507)	1,165,816
Change in net unrealized appreciation (depreciation)	(2,204,231)	(6,153,828)	30,099,613	(23,109,732)	2,038,468	(6,005,692)
Increase (decrease) in net assets resulting from operations	12,674,484	19,430,603	13,922,982	2,876,587	13,454,225	9,993,085
Distributions to shareholders
From net investment income and net realized gain
Class 1	(15,929,257)	—	(1,658,174)	—	(4,094,406)	—
Class NAV	(4,816,452) [2]	—	(26,337,538)	—	(10,019,828)	—
From net investment income
Class 1	—	(18,406,783)	—	(1,953,893)	—	(4,205,135)
Class NAV	—	(8,659,212)	—	(32,685,071)	—	(10,944,667)
Total distributions	(20,745,709)	(27,065,995)	(27,995,712)	(34,638,964)	(14,114,234)	(15,149,802)
From fund share transactions
From fund share transactions	(159,645,877)	(59,796,507)	(1,090,444,000)	45,412,387	(23,515,780)	(19,427,827)
Total increase (decrease)	(167,717,102)	(67,431,899)	(1,104,516,730)	13,650,010	(24,175,789)	(24,584,544)
Net assets
Beginning of year	418,137,250	485,569,149	1,240,664,433	1,227,014,423	271,583,914	296,168,458
End of year	$250,420,148	$418,137,250	$136,147,703	$1,240,664,433	$247,408,125	$271,583,914
Undistributed net investment income (loss)	(a)	$4,837,278	(a)	$17,593,678	(a)	$2,886,665

(a)	Not applicable for August 31, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
2	Class NAV shares were liquidated on 3-28-19.
The accompanying notes are an integral part of the financial statements.
67

John Hancock Funds II
Statement of cash flows — August 31, 2019

Global Bond Fund
Cash flows from operating activities
Net increase in net assets from operations	$4,121,146
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(111,130,504)
Long-term investments sold	355,473,773
Sales commitments purchased	(779,696,719)
Sales commitments sold	831,178,235
Net purchases and sales in short-term investments	754,339
Net amortization of premium (discount)	507,274
(Increase) Decrease in assets:
Receivable for futures variation margin	159,626
Unrealized appreciation on forward foreign currency contracts	2,371,560
Receivable for centrally cleared swaps	1,829,548
Unrealized appreciation of swap contracts	64,715
Foreign currency, at value	1,051,212
Collateral held at broker for futures contracts	(134,000)
Dividends and interest receivable	1,913,136
Receivable for investments sold	386,368
Receivable for delayed delivery securities sold	67,275,359
Other assets	51,378
Increase (Decrease) in liabilities:
Unrealized depreciation on forward foreign currency contracts	(2,192,863)
Written options, at value	(40,734)
Unrealized depreciation of swap contracts	(45,875)
Payable for collateral on OTC derivatives	(730,000)
Payable for collateral on sale commitments	365,000
Payable for collateral on open reverse repurchase agreements	(280,000)
Payable for investments purchased	(1,893,245)
Payable for delayed delivery securities purchased	(118,215,150)
Payable to affiliates	(5,392)
Other liabilities and accrued expenses	(3,887)
Net change in unrealized (appreciation) depreciation on:
Investments	(5,452,929)
Investments sold short	(2,679)
Net realized (gain) loss on:
Investments	1,009,061
Investments sold short	199,959
Net cash provided by operating activities	$248,887,712

Cash flows provided by (used in) financing activities
Decrease in due to custodian	(2,256)
Borrowings under sale-buybacks	99,131,472
Repayments of sale-buybacks	(99,111,249)
Decrease in payable for sale-buybacks	(5,565,772)
Decrease in payable for open reverse repurchase agreement	(9,726,085)
Fund shares sold	7,211,362
Fund shares repurchased	(240,907,033)
Increase in receivable for fund shares sold	18,845
Increase in payable for fund shares repurchased	64,001
Net cash used in financing activities	$(248,886,715)
Net increase in cash	$997
Cash at beginning of year	—
Cash at end of year	$997

Supplemental disclosure of cash flow information:
Cash paid for interest	$(418,753)
Noncash financing activities not included herein consists of reinvestment distributions:	$3,494,066
The accompanying notes are an integral part of the financial statements.
68

John Hancock Funds II
Statement of cash flows — August 31, 2019

Real Return Bond Fund
Cash flows from operating activities
Net increase in net assets from operations	$13,922,982
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(776,102,046)
Long-term investments sold	2,025,251,606
Sales commitments purchased	(2,372,853,171)
Sales commitments sold	2,539,648,751
Net purchases and sales in short-term investments	53,908,835
Net amortization of premium (discount)	2,930,052
(Increase) Decrease in assets:
Receivable for futures variation margin	(80,776)
Unrealized appreciation on forward foreign currency contracts	1,321,094
Receivable for centrally cleared swaps	2,878,077
Unrealized appreciation of swap contracts	298,296
Foreign currency, at value	2,772,229
Collateral held at broker for futures contracts	1,655,563
Dividends and interest receivable	3,611,503
Receivable for investments sold	4,764,621
Receivable for delayed delivery securities sold	355,409,504
Other assets	20,236
Increase (Decrease) in liabilities:
Payable for futures variation margin	(24,342)
Unrealized depreciation on forward foreign currency contracts	(407,878)
Written options, at value	(340,257)
Unrealized depreciation of swap contracts	(284,205)
Payable for collateral on OTC derivatives	(1,440,000)
Payable for collateral on sale commitments	(134,000)
Payable for investments purchased	(1,736,498)
Payable for delayed delivery securities purchased	(519,241,801)
Payable to affiliates	(54,104)
Other liabilities and accrued expenses	(127,532)
Net change in unrealized (appreciation) depreciation on:
Investments	(36,865,890)
Net realized (gain) loss on:
Investments	14,823,269
Net cash provided by operating activities	$1,313,524,118

Cash flows provided by (used in) financing activities
Borrowings under sale-buybacks	4,212,634,319
Repayments of sale-buybacks	(4,215,211,427)
Decrease in payable for sale-buybacks	(54,036,635)
Decrease in payable for open reverse repurchase agreement	(139,425,695)
Fund shares sold	83,755,255
Fund shares repurchased	(1,202,194,967)
Increase in receivable for fund shares sold	178,377
Decrease in payable for fund shares repurchased	(19,601)
Net cash used in financing activities	$(1,314,320,374)
Net decrease in cash	$(796,256)
Cash at beginning of year	$796,805
Cash at end of year	$549

Supplemental disclosure of cash flow information:
Cash paid for interest	$(4,981,665)
Noncash financing activities not included herein consists of reinvestment distributions:	$27,995,712
The accompanying notes are an integral part of the financial statements.
69

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Asia Pacific Total Return Bond Fund
Class NAV
08-31-2019	9.49	0.38	0.29	0.67	(0.30)	—	(0.30)	9.86	7.31	0.83	0.82	3.97	302	60
08-31-2018	9.80	0.34	(0.44)	(0.10)	(0.21)	—	(0.21)	9.49	(1.05)	0.80	0.79	3.48	351	70
08-31-2017	9.64	0.32	(0.01)	0.31	(0.15)	—	(0.15)	9.80	3.30	0.80	0.79	3.32	382	53
08-31-2016	8.94	0.32	0.64	0.96	(0.26)	—	(0.26)	9.64	10.96	0.81	0.80	3.44	412	54
08-31-2015	9.63	0.30	(0.74)	(0.44)	(0.25)	—	(0.25)	8.94	(4.65)	0.83	0.82	3.21	422	35
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Core Bond Fund
Class 1
08-31-2019	12.66	0.33	0.86	1.19	(0.35)	—	(0.35)	13.50	9.59	0.66	0.65	2.60	175	447
08-31-2018	13.15	0.27	(0.48)	(0.21)	(0.28)	—	(0.28)	12.66	(1.58)	0.67	0.66	2.08	161	277
08-31-2017	13.49	0.22	(0.17)	0.05	(0.24)	(0.15)	(0.39)	13.15	0.46	0.67	0.66	1.70	190	363
08-31-2016	13.01	0.21	0.51	0.72	(0.24)	—	(0.24)	13.49	5.59	0.67	0.66	1.59	220	471
08-31-2015	13.08	0.18	(0.03)	0.15	(0.22)	—	(0.22)	13.01	1.14	0.68	0.67	1.39	168	408
Class NAV
08-31-2019	12.64	0.34	0.84	1.18	(0.35)	—	(0.35)	13.47	9.58	0.61	0.60	2.63	2,693	447
08-31-2018	13.13	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	12.64	(1.54)	0.62	0.61	2.14	1,548	277
08-31-2017	13.47	0.23	(0.17)	0.06	(0.25)	(0.15)	(0.40)	13.13	0.51	0.62	0.61	1.77	1,615	363
08-31-2016	12.99	0.22	0.50	0.72	(0.24)	—	(0.24)	13.47	5.65	0.62	0.61	1.64	1,226	471
08-31-2015	13.06	0.19	(0.04)	0.15	(0.22)	—	(0.22)	12.99	1.19	0.63	0.62	1.44	1,044	408
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Global Bond Fund
Class 1
08-31-2019	12.72	0.24	0.48	0.72	(0.17)	—	(0.17)	13.27	5.75	1.20 [3]	1.16 [3]	2.05	47	53
08-31-2018	12.84	0.26	(0.38)	(0.12)	—	—	—	12.72	(0.93)	0.86	0.85	2.04	51	31
08-31-2017	13.09	0.18	(0.08)	0.10	(0.31)	(0.04)	(0.35)	12.84	1.05	0.83	0.82	1.48	59	56
08-31-2016	11.87	0.19	1.03	1.22	— [4]	—	— [4]	13.09	10.30	0.82	0.81	1.55	66	71
08-31-2015	12.64	0.20	(0.97)	(0.77)	—	—	—	11.87	(6.09)	0.83	0.82	1.64	57	61
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes interest expense of 0.26%. 4. Less than $0.005 per share.
High Yield Fund
Class 1
08-31-2019	8.17	0.46	(0.10)	0.36	(0.49)	—	(0.49)	8.04	4.32	0.82	0.81	5.77	250	51
08-31-2018	8.30	0.47	(0.12)	0.35	(0.48)	—	(0.48)	8.17	4.81	0.79	0.79	5.69	282	60
08-31-2017	8.17	0.49	0.17	0.66	(0.53)	—	(0.53)	8.30	8.31	0.79	0.78	5.89	339	56
08-31-2016	8.33	0.55	(0.14)	0.41	(0.57)	—	(0.57)	8.17	5.60	0.79	0.78	7.10	343	58
08-31-2015	9.63	0.60	(1.23)	(0.63)	(0.67)	—	(0.67)	8.33	(6.78)	0.77	0.76	6.72	384	59
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Real Return Bond Fund
Class 1
08-31-2019	11.05	0.13	0.56	0.69	(0.25)	—	(0.25)	11.49	6.48	1.53 [3]	1.52 [3]	1.22	73	84
08-31-2018	11.32	0.27	(0.25)	0.02	(0.29)	—	(0.29)	11.05	0.21	1.11 [3]	1.10 [3]	2.44	73	46
08-31-2017	11.49	0.21	(0.09)	0.12	(0.29)	—	(0.29)	11.32	1.10	0.89 [3]	0.88 [3]	1.89	79	81
08-31-2016	11.15	0.09	0.40	0.49	(0.15)	—	(0.15)	11.49	4.42	0.81	0.80	0.82	83	58
08-31-2015	11.96	0.04	(0.57)	(0.53)	(0.28)	—	(0.28)	11.15	(4.51)	0.83	0.82	0.36	86	52
Class NAV
08-31-2019	10.91	0.01	0.68	0.69	(0.26)	—	(0.26)	11.34	6.59	1.48 [3]	1.47 [3]	0.05	64	84
08-31-2018	11.18	0.27	(0.24)	0.03	(0.30)	—	(0.30)	10.91	0.25	1.06 [3]	1.05 [3]	2.50	1,168	46
08-31-2017	11.35	0.21	(0.08)	0.13	(0.30)	—	(0.30)	11.18	1.16	0.84 [3]	0.83 [3]	1.92	1,148	81
08-31-2016	11.01	0.16	0.33	0.49	(0.15)	—	(0.15)	11.35	4.50	0.76	0.75	1.49	909	58
08-31-2015	11.82	0.07	(0.60)	(0.53)	(0.28)	—	(0.28)	11.01	(4.54)	0.78	0.77	0.58	479	52
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes interest expense of 0.72%, 0.32%, and 0.10% for the periods ended 8-31-19, 8-31-18, and 8-31-17, respectively.
The accompanying notes are an integral part of the financial statements.
70

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. High Yield Bond Fund
Class 1
08-31-2019	11.21	0.58	0.02	0.60	(0.61)	—	(0.61)	11.20	5.58	0.87	0.86	5.25	73	41
08-31-2018	11.41	0.58	(0.19)	0.39	(0.59)	—	(0.59)	11.21	3.52	0.86	0.86	5.14	75	51
08-31-2017	11.15	0.61	0.31	0.92	(0.66)	—	(0.66)	11.41	8.53	0.88	0.87	5.42	84	68
08-31-2016	11.20	0.64	0.02	0.66	(0.71)	—	(0.71)	11.15	6.50	0.85	0.84	6.01	80	59
08-31-2015	12.59	0.66	(0.82)	(0.16)	(0.75)	(0.48)	(1.23)	11.20	(1.29)	0.83	0.82	5.61	87	40
Class NAV
08-31-2019	11.20	0.58	0.01	0.59	(0.61)	—	(0.61)	11.18	5.55	0.82	0.81	5.30	174	41
08-31-2018	11.40	0.59	(0.19)	0.40	(0.60)	—	(0.60)	11.20	3.58	0.81	0.81	5.20	196	51
08-31-2017	11.14	0.62	0.30	0.92	(0.66)	—	(0.66)	11.40	8.59	0.83	0.82	5.52	212	68
08-31-2016	11.19	0.64	0.03	0.67	(0.72)	—	(0.72)	11.14	6.56	0.80	0.80	6.03	281	59
08-31-2015	12.58	0.67	(0.82)	(0.15)	(0.76)	(0.48)	(1.24)	11.19	(1.24)	0.78	0.77	5.65	261	40
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.
71

John Hancock Funds II
Notes to financial statements

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), six of which are presented in this report.
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class NAV was liquidated in Global Bond Fund and High Yield Fund on April 17, 2019 and March 28, 2019, respectively.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
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The following is a summary of the values by input classification of the funds' investments as of August 31, 2019, by major security category or type:
	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Asia Pacific Total Return Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$9,056,651	—	$9,056,651	—
Foreign government obligations	130,315,585	—	130,315,585	—
Corporate bonds	155,039,303	—	155,039,303	—
Total investments in securities	$294,411,539	—	$294,411,539	—
Derivatives:
Liabilities
Futures	$(3,928)	$(3,928)	—	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,740,721,406	—	$1,740,721,406	—
Foreign government obligations	14,922,895	—	14,922,895	—
Corporate bonds	776,946,543	—	776,946,543	—
Municipal bonds	14,236,661	—	14,236,661	—
Collateralized mortgage obligations	234,550,815	—	234,550,815	—
Asset backed securities	262,985,227	—	262,985,227	—
Securities lending collateral	1,019,314	$1,019,314	—	—
Short-term investments	68,709,051	68,709,051	—	—
Total investments in securities	$3,114,091,912	$69,728,365	$3,044,363,547	—

Global Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$23,540,374	—	$23,540,374	—
Foreign government obligations	12,440,751	—	12,440,751	—
Corporate bonds	21,464,659	—	21,464,659	—
Municipal bonds	595,130	—	595,130	—
Term loans	291,068	—	291,068	—
Collateralized mortgage obligations	7,743,421	—	7,743,421	—
Asset backed securities	1,209,932	—	1,209,932	—
Common stocks	5,054	$5,054	—	—
Escrow shares	110,280	—	110,280	—
Purchased options	34,179	4,125	30,054	—
Short-term investments	2,711,685	—	2,711,685	—
Total investments in securities	$70,146,533	$9,179	$70,137,354	—
Liabilities
Reverse repurchase agreements	$(5,755,580)	—	$(5,755,580)	—
Sale commitments outstanding	(315,985)	—	(315,985)	—
Securities sold short	(790,146)	—	(790,146)	—
Derivatives:
Assets
Futures	85,051	$85,051	—	—
Forward foreign currency contracts	332,090	—	332,090	—
Swap contracts	1,166,074	—	1,166,074	—
Liabilities
Futures	(20,511)	(20,511)	—	—
Forward foreign currency contracts	(526,823)	—	(526,823)	—
Written options	(67,092)	(29,533)	(37,559)	—
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	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Bond Fund (continued)
Swap contracts	$(1,020,092)	—	$(1,020,092)	—

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$2,320,584	—	$2,320,584	—
Corporate bonds	202,188,703	—	202,188,703	—
Convertible bonds	3,041,973	—	3,041,973	—
Term loans	16,337,521	—	16,337,521	—
Asset backed securities	13,142,701	—	13,142,701	—
Common stocks	2,847,343	$1,873,513	828,569	$145,261
Preferred securities	2,080,270	2,080,270	—	—
Escrow shares	42,512	—	—	42,512
Escrow certificates	1,134	—	—	1,134
Purchased options	6,243	—	6,243	—
Securities lending collateral	877,204	877,204	—	—
Short-term investments	8,517,742	8,517,742	—	—
Total investments in securities	$251,403,930	$13,348,729	$237,866,294	$188,907
Derivatives:
Assets
Futures	$34,734	$34,734	—	—
Forward foreign currency contracts	37,090	—	$37,090	—
Liabilities
Futures	(10,251)	(10,251)	—	—
Forward foreign currency contracts	(27,945)	—	(27,945)	—

Real Return Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$161,981,423	—	$161,981,423	—
Foreign government obligations	16,490,552	—	16,490,552	—
Corporate bonds	7,339,817	—	7,339,817	—
Municipal bonds	604,621	—	604,621	—
Collateralized mortgage obligations	6,697,381	—	6,697,381	—
Asset backed securities	6,522,101	—	6,522,101	—
Common stocks	1,420	$1,420	—	—
Purchased options	14,345	14,345	—	—
Short-term investments	162,000	—	162,000	—
Total investments in securities	$199,813,660	$15,765	$199,797,895	—
Liabilities
Sale commitments outstanding	$(5,402,274)	—	$(5,402,274)	—
Securities sold short	(1,277,760)	—	(1,277,760)	—
Derivatives:
Assets
Futures	13,940	$13,940	—	—
Forward foreign currency contracts	724,678	—	724,678	—
Swap contracts	506,634	—	506,634	—
Liabilities
Futures	(223,012)	(223,012)	—	—
Forward foreign currency contracts	(212,870)	—	(212,870)	—
Written options	(67,799)	(49,599)	(18,200)	—
Swap contracts	(2,246,896)	—	(2,246,896)	—

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	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$230,400,351	—	$230,400,351	—
Convertible bonds	2,702,630	—	2,702,630	—
Term loans	9,496,842	—	9,496,842	—
Rights	172,020	—	172,020	—
Escrow certificates	19,800	—	—	$19,800
Securities lending collateral	12,857,869	$12,857,869	—	—
Short-term investments	5,047,434	5,047,434	—	—
Total investments in securities	$260,696,946	$17,905,303	$242,771,843	$19,800
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
High Yield Fund	Corporate bonds	Term loans	Common stocks	Preferred securities	Escrow shares	Escrow certificates	Total
Balance as of 8-31-18	$2,694,415	$1,117,913	$8,102,567	$380,883	—	$1,134	$12,296,912
Realized gain (loss)	45,018	22,087	1,047,053	(2,496,346)	—	—	(1,382,188)
Change in unrealized appreciation (depreciation)	(45,019)	—	(6,795,938)	2,155,566	$42,512	—	(4,642,879)
Purchases	196,250	—	—	—	—	—	196,250
Sales	(2,890,664)	(1,140,000)	(2,208,421)	(40,103)	—	—	(6,279,188)
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of 8-31-19	—	—	$145,261	—	$42,512	$1,134	$188,907
Change in unrealized at period end[1]	—	—	$(5,253,082)	—	$42,512	—	$(5,210,570)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
Repurchase agreements. The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, they receive collateral that is held in a segregated account by the funds' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In addition, the funds may receive cash collateral from the counterparty to cover appreciation on the underlying security which is shown on the Statements of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligations to repay cash received by the funds is shown on the Statements of assets and liabilities as Reverse repurchase agreement payable.
Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the fund may be delayed or the fund may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the fund.
The following table summarizes the open reverse repurchase agreements at August 31, 2019:
Fund	Counterparty	Borrowing rate	Settlement date	Maturity date	Borrowing amount	Payable for reverse repurchase agreements
Global Bond Fund	Bank of Montreal[1]	2.330%	8/13/2019	9/6/2019	$905,000	$906,054
Global Bond Fund	Bank of Nova Scotia[2]	2.250%	8/12/2019	10/11/2019	$1,083,713	$1,085,000
Global Bond Fund	Bank of Nova Scotia[3]	2.310%	8/2/2019	10/3/2019	$333,305	$333,925
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Fund	Counterparty	Borrowing rate	Settlement date	Maturity date	Borrowing amount	Payable for reverse repurchase agreements
Global Bond Fund	BNP Paribas SA4	-0.450%	7/18/2019	10/17/2019	EUR 509,168	$559,293
Global Bond Fund	BNP Paribas SA5	-0.350%	7/18/2019	10/17/2019	EUR 649,469	$713,493
Global Bond Fund	CIBC Wood Gundy[6]	2.360%	8/2/2019	9/3/2019	$410,000	$410,779
Global Bond Fund	JPMorgan Chase & Co.[7]	2.300%	8/6/2019	9/26/2019	$1,744,250	$1,747,036
1  Reverse repurchase agreement with Bank of Montreal dated 8/13/2019 at 2.330% to be repurchased at $906,406 on 9/6/2019, collateralized by $800,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $923,906, including interest)
2  Reverse repurchase agreement with Bank of Nova Scotia dated 8/12/2019 at 2.250% to be repurchased at $1,087,777 on 10/11/2019, collateralized by $883,946 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1/15/2029 (valued at $1,088,023, including interest)
3  Reverse repurchase agreement with Bank of Nova Scotia dated 8/2/2019 at 2.310% to be repurchased at $334,631 on 10/3/2019, collateralized by $311,150 U.S. Treasury Inflation Indexed Bonds, 1.000% due 2/15/2048 (valued at $363,550, including interest)
4  Reverse repurchase agreement with BNP Paribas SA dated 7/18/2019 at -0.450% to be repurchased at EUR 508,589 on 10/17/2019, collateralized by EUR 400,000 Government of France, 2.000% due 5/25/2048 (valued at EUR 578,983, including interest)
5  Reverse repurchase agreement with BNP Paribas SA dated 7/18/2019 at -0.350% to be repurchased at EUR 648,895 on 10/17/2019, collateralized by EUR 600,000 Republic of Italy, 2.450% - 2.500% due 10/1/2023 to 11/15/2025 (valued at EUR 661,277, including interest)
6  Reverse repurchase agreement with CIBC Wood Gundy dated 8/2/2019 at 2.360% to be repurchased at $410,860 on 9/3/2019, collateralized by $400,000 U.S. Treasury Notes, 2.000% due 8/15/2025 (valued at $412,688, including interest)
7  Reverse repurchase agreement with JPMorgan Chase & Co. dated 8/6/2019 at 2.300% to be repurchased at $1,749,933 on 9/26/2019, collateralized by $300,000 U.S. Treasury Bonds, 3.000% due 5/15/2045 (valued at $363,773, including interest) and $1,300,000 U.S. Treasury Notes, 2.875% due 4/30/2025 (valued at $1,401,359, including interest)
The average borrowings by the fund and the weighted average interest rate for the period ended August 31, 2019 were as follows:
Fund	Average Borrowings	Weighted average annual interest rate
Global Bond Fund	$12,560,167	(1.83)%
Real Return Fund	$47,507,006	(0.83)%
When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
As a result, the funds have received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral on sale commitments:
Fund	Counterparty	Collateral Paid/ (Received)
Core Bond Fund	Morgan Stanley & Co. LLC.	$(50,000)
Global Bond Fund	Credit Suisse AG	$(260,000)
	Morgan Stanley & Co. LLC.	(105,000)
		$(365,000)
Real Return Bond Fund	Bank of America Securities, Inc.	$(263,000)
	Morgan Stanley & Co. LLC.	(150,000)
		$(413,000)
Securities sold short. The funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
In addition, the funds may also sell a security they do not own in anticipation of a decline in the market value of that security (a short sale “not against-the-box”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
The funds have an agreement with a prime broker in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement.
Until a fund replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund will realize a gain if the
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security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.
Interest or short dividend expense relates to a funds liability with respect to short sale transactions by the funds. Interest or short dividend expense is recorded as incurred.
Sale-Buybacks. Certain funds may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund are reflected as a liability on the Statements of Assets and Liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the fund. The average borrowings by the fund and the weighted average interest rate for the year ended August 31, 2019 were as follows:
Fund	Average Borrowing	Weighted average interest rate
Global Bond Fund	$ 2,642,701	2.15%
Real Return Bond Fund	$176,116,397	2.53%
The counterparties to sale-buyback transactions at August 31, 2019 were as follows:
Fund	Counterparty	Payable for funds borrowed	Market value of securities	Net exposure
Real Return Bond Fund	BNP Paribas	$(33,181,968)	$33,211,832	$29,864
Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Payment-in-kind bonds.The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
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Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at August 31, 2019:
Fund	Market value of securities on loan	Cash collateral received
Core Bond Fund	$998,775	$1,019,200
High Yield Fund	854,132	877,268
U.S. High Yield Bond Fund	12,583,497	12,855,685
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds, excluding Core Bond Fund and U.S. High Yield Bond Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. Core Bond Fund, U.S. High Yield Bond Fund, and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Fund and U.S. High Yield Bond Fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2019, the funds had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2019 were as follows:
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Fund	Commitment fee
Asia Pacific Total Return Bond Fund	$2,756
Core Bond Fund	18,092
Global Bond Fund	2,355
High Yield Fund	2,753
Real Return Bond Fund	3,455
U.S. High Yield Bond Fund	7,115
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
A Statement of cash flows is presented for Global Bond Fund and Real Return Bond Fund given the level of borrowing activity during the period.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2019:
	No Expiration Date
Fund	Short Term	Long Term
Asia Pacific Total Return Bond Fund	$ 629,592	$11,148,515
Global Bond Fund	1,953,537	5,393,040
High Yield Fund	3,033,788	77,622,985
Real Return Bond Fund	36,881,226	38,655,889
U.S. High Yield Bond Fund	13,692	19,242,745
As of August 31, 2019, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2019, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Asia Pacific Total Return Bond Fund	$298,835,108	$7,053,561	$(11,481,058)	$(4,427,497)
Core Bond Fund	3,013,979,098	101,441,423	(1,328,609)	100,112,814
Global Bond Fund	67,813,664	2,399,615	(1,224,180)	1,175,435
High Yield Fund	276,128,029	8,515,716	(33,206,187)	(24,690,471)
Real Return Bond Fund	189,503,820	4,695,139	(2,570,658)	2,124,481
U.S. High Yield Bond Fund	259,440,497	8,445,153	(7,188,704)	1,256,449
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund, High Yield Fund, Real Return Bond Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2019 was as follows:
Fund	Ordinary Income	Total
Asia Pacific Total Return Bond Fund	$9,927,876	$9,927,876
Core Bond Fund	57,078,130	57,078,130
Global Bond Fund	3,494,066	3,494,066
High Yield Fund	20,745,709	20,745,709
Real Return Bond Fund	27,995,712	27,995,712
U.S. High Yield Bond Fund	14,114,234	14,114,234
The tax character of distributions for the year ended August 31, 2018 was as follows:
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Fund	Ordinary Income	Total
Asia Pacific Total Return Bond Fund	$8,195,100	$8,195,100
Core Bond Fund	40,210,554	40,210,554
Global Bond Fund	113,062	113,062
High Yield Fund	27,065,995	27,065,995
Real Return Bond Fund	34,638,964	34,638,964
U.S. High Yield Bond Fund	15,149,802	15,149,802
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Qualified late year ordinary losses are treated as occurring on September 1, 2019, the first day of the funds' next taxable year. As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Capital Loss Carryforward	Qualified Late Year Ordinary Losses
Asia Pacific Total Return Bond Fund	$7,491,971	$11,778,107	—
Core Bond Fund	18,781,862	—	—
Global Bond Fund	1,026,823	7,346,577	—
High Yield Fund	2,805,514	80,656,773	—
Real Return Bond Fund	—	75,537,115	$1,543,404
U.S. High Yield Bond Fund	2,720,309	19,256,437	—
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities and straddle loss deferrals.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the funds for centrally-cleared transactions, if any, are identified in the portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts
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subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included on the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration.	Up to $60.6 million
Global Bond Fund	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the fund, manage duration and as a substitute for securities purchased.	$27.4 million to $579.2 million
High Yield Fund	To manage duration of the portfolio, to manage against anticipated interest rate changes, gain exposure to treasuries market and maintain diversity of the fund.	$22.2 million to $23.9 million
Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes, gain exposure to treasuries market, gain exposure to foreign bond market and maintain diversity of the fund.	$78.8 million to $644.9 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the funds used forward foreign currency contracts during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Asia Pacific Total Return Bond Fund	To manage against anticipated currency exchange rates.	Up to $32.1 million
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity of the fund.	$63.5 million to $436.2 million
High Yield Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity and liquidity of the fund.	$2.4 million to $12.4 million
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund.	$75.5 million to $296.3 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a fund purchases an option, the premium paid is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund.
An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to falling interest rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors are put options placed on a floating-rate index. The following
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table details how the funds used purchased options contracts during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Global Bond Fund	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased.	$3,000 to $83,000
High Yield Fund	To manage duration of the fund, manage against anticipated interest rate change and anticipated changes in securities markets, to gain exposure to bond market and certain securities markets, and maintain diversity in the fund.	Up to $73,000
Real Return Bond Fund	To gain exposure top bond markets and maintain diversity of the fund.	Up to $616,000
The following table details how the funds used written options contracts during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Global Bond Fund	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased.	$32,000 to $132,000
High Yield Fund	To gain exposure to certain securities markets and as a substitute for securities purchased. At August 31, 2019, there were no open written options contacts.	Up to $32,000 (measured during the year)
Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and ,manage against anticipated interest rate changes and gain exposure to foreign currency.	$68,000 to $712,000
Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the funds, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the funds is recorded as realized gain or loss, as well as the net periodic payments received or paid by the funds.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The funds may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The funds settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the funds used interest rate swaps contracts during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Global Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.	$95.6 million to $1.1 billion
Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes, and gain exposure to treasuries markets.	$56.4 million to $496.1 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the funds used credit default swap contracts as a buyer during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Global Bond Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased.	$4.1 million to $45.0 million
High Yield Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased.	Up to $1.8 million
Real Return Bond Fund	To manage against potential credit events and gain exposure to a credit index.	$3.2 million to $29.3 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront
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payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the funds used credit default swap contracts as a seller during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Global Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.	$1.9 million to $11.6 million
High Yield Fund	To take a long position in the exposure of the benchmark credit.	Up to $1.8 million
Real Return Bond Fund	To take a long position in the exposure of the benchmark credit.	$8.7 million to $15.2 million
Currency swaps. A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.
The following table details how the funds used currency swap contracts as a seller during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Global Bond Fund	To manage against anticipated currency exchange rate changes.	$1.0 million to $55.2 million
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
The following table details how the funds used inflation swaps during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Real Return Bond Fund	To take a position on current versus future inflation expectations.	$33.2 million to $211.8 million
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the funds used total return swaps during the year ended August 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:undefined
Fund	Reason	USD Notional range
Global Bond Fund	As a substitute for securities purchased.	up to $1.0 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2019 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Asia Pacific Total Return Bond Fund	Interest rate	Receivable/payable for futures variation margin	Futures [1]	—	$(3,928)
				—	$(3,928)
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Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Global Bond Fund	Interest rate	Receivable/payable for futures variation margin	Futures [1]	$85,051	$(20,511)
	Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	332,090	(526,823)
	Interest rate	Unaffiliated investments, at value[2]	Purchased options	34,079	—
	Foreign currency	Unaffiliated investments, at value[2]	Purchased options	100	—
	Interest rate	Written options, at value	Written options	—	(58,745)
	Foreign currency	Written options, at value	Written options	—	(8,344)
	Credit	Written options, at value	Written options	—	(3)
	Credit	Swap contracts, at value	Credit default swaps[3]	52,758	(124,459)
	Interest rate	Swap contracts, at value	Total return swaps[3]	—	(88,984)
	Foreign currency	Swap contracts, at value	Currency swaps[3]	—	(18,254)
	Interest rate	Swap contracts, at value	Interest rate swaps[3]	1,113,316	(788,395)
				$1,617,394	$(1,634,518)
High Yield Fund	Interest rate	Receivable/payable for futures variation margin	Futures [1]	$34,734	$(10,251)
	Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	37,090	(27,945)
	Equity	Unaffiliated investments, at value[2]	Purchased options	6,243	—
				$78,067	$(38,196)
Real Return Bond Fund	Interest rate	Receivable/payable for futures variation margin	Futures [1]	$13,940	$(223,012)
	Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	724,678	(212,870)
	Interest rate	Unaffiliated investments, at value[2]	Purchased options	14,345	—
	Interest rate	Written options, at value	Written options	—	(66,955)
	Credit	Written options, at value	Written options	—	(844)
	Credit	Swap contracts, at value	Credit default swaps[3]	94,161	(521,067)
	Interest rate	Swap contracts, at value	Interest rate swaps[3]	71,136	(1,397,959)
	Interest rate	Swap contracts, at value	Inflation swaps[3]	341,337	(327,870)
				$1,259,597	$(2,750,577)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
[2]	Purchased options are included in the Portfolio of investments.
[3]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Asia Pacific Total Return Bond Fund	Interest rate	—	$(3,749,131)	—	—	—	$(3,749,131)
	Foreign currency	—	—	$(431,871)	—	—	(431,871)
	Total	—	$(3,749,131)	$(431,871)	—	—	$(4,181,002)
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		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Global Bond Fund	Interest rate	$21,809	$(1,712,413)	—	$118,103	$3,196,300	$1,623,799
	Foreign currency	(105,826)	—	$1,843,416	108,721	(2,332,458)	(486,147)
	Credit	—	—	—	23,819	390,642	414,461
	Total	$(84,017)	$(1,712,413)	$1,843,416	$250,643	$1,254,484	$1,552,113
High Yield Fund	Interest rate	—	$624,004	—	—	—	$624,004
	Foreign currency	—	—	$96,527	—	—	96,527
	Credit	—	—	—	—	$60,725	60,725
	Equity	$560,989	—	—	$31,968	—	592,957
	Total	$560,989	$624,004	$96,527	$31,968	$60,725	$1,374,213
Real Return Bond Fund	Interest rate	$1,038,163	$(7,331,100)	—	$(201,494)	$944,734	$(5,549,697)
	Foreign currency	—	—	$4,343,404	58,436	—	4,401,840
	Credit	(400)	—	—	218,318	52,640	270,558
	Total	$1,037,763	$(7,331,100)	$4,343,404	$75,260	$997,374	$(877,299)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2019:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Asia Pacific Total Return Bond Fund	Interest rate	—	$(3,928)	—	—	—	$(3,928)
	Foreign currency	—	—	$(204,938)	—	—	(204,938)
	Total	—	$(3,928)	$(204,938)	—	—	$(208,866)
Global Bond Fund	Interest rate	$(5,062)	$38,612	—	$(10,726)	$(3,454,838)	$(3,432,014)
	Foreign currency	66,323	—	$(178,697)	(2,911)	(100,766)	(216,051)
	Credit	—	—	—	(10,717)	(700,704)	(711,421)
	Total	$61,261	$38,612	$(178,697)	$(24,354)	$(4,256,308)	$(4,359,486)
High Yield Fund	Interest rate	—	$36,864	—	—	—	$36,864
	Foreign currency	—	—	$29,300	—	—	29,300
	Credit	—	—	—	—	$(23,324)	(23,324)
	Equity	$(5,682)	—	—	—	—	(5,682)
	Total	$(5,682)	$36,864	$29,300	—	$(23,324)	$37,158
Real Return Bond Fund	Interest rate	$(2,183)	$(123,118)	—	$10,859	$(5,448,178)	$(5,562,620)
	Foreign currency	—	—	$(913,216)	59,563	—	(853,653)
	Credit	—	—	—	(36,054)	(236,501)	(272,555)
	Total	$(2,183)	$(123,118)	$(913,216)	$34,368	$(5,684,679)	$(6,688,828)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
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Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC. Prior to June 28, 2019, John Hancock Variable Trust Advisers LLC was known as John Hancock Investment Management Services, LLC.
•  Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next 250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; and c) 0.570% of the next $600 million of aggregate net assets.; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  Global Bond Fund— a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.
•  High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.
•  Real Return Bond Fund — a) 0.700% of the first $1 billion of average net assets; b) 0.650% of the next $1 billion of average net assets; and c) 0.625% of the excess over $2 billion of average net assets.
•  U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.
The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:
Fund	Subadvisor(s)
Asia Pacific Total Return Bond Fund	Manulife Investment Management (US) LLC[1,2]
Global Bond Fund Real Return Bond Fund	Pacific Investment Management Company LLC
Core Bond Fund U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
High Yield Fund	Western Asset Management Company
1  An affiliate of the Advisor.
2  Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Fund	Expense limitation as a percentage of average net assets
Asia Pacific Total Return Bond Fund	0.15%
Core Bond Fund	0.15%
Global Bond Fund	0.15%
Fund	Expense limitation as a percentage of average net assets
High Yield Fund	0.15%
Real Return Bond Fund	0.15%
U.S. High Yield Bond Fund	0.15%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2019, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Asia Pacific Total Return Bond Fund	—	$23,879	$23,879
Core Bond Fund	$11,953	153,469	165,422
Global Bond Fund	55,913	8,538	64,451
High Yield Fund	19,326	5,273	24,599
Real Return Bond Fund	5,268	47,142	52,410
U.S. High Yield Bond Fund	5,617	13,525	19,142
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2019, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Asia Pacific Total Return Bond Fund	0.71%
Fund	Net Annual Effective Rate
Core Bond Fund	0.56%

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Fund	Net Annual Effective Rate
Global Bond Fund	0.66%
High Yield Fund	0.69%
Fund	Net Annual Effective Rate
Real Return Bond Fund	0.69%
U.S. High Yield Bond Fund	0.74%
Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2019 amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Asia Pacific Total Return Bond Fund	Borrower	$3,728,895	23	2.304%	$(5,490)
6.  Fund share transactions
Transactions in funds'shares for the years ended August 31, 2019 and 2018 were as follows:
Asia Pacific Total Return Bond Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,357,811	$22,559,494	1,084,203	$10,489,646
Distributions reinvested	1,069,814	9,927,876	846,601	8,195,100
Repurchased	(9,834,752)	(93,835,766)	(3,909,780)	(37,788,503)
Net decrease	(6,407,127)	$(61,348,396)	(1,978,976)	$(19,103,757)
Total net decrease	(6,407,127)	$(61,348,396)	(1,978,976)	$(19,103,757)
Core Bond Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,476,833	$31,829,228	1,331,359	$17,027,903
Distributions reinvested	342,715	4,342,494	304,362	3,900,050
Repurchased	(2,600,640)	(33,029,680)	(3,355,158)	(42,842,768)
Net increase (decrease)	218,908	$3,142,042	(1,719,437)	$(21,914,815)
Class NAV shares
Sold	122,829,292	$1,565,914,512	10,104,987	$130,032,752
Distributions reinvested	4,144,403	52,735,636	2,840,192	36,310,504
Repurchased	(49,605,775)	(639,991,485)	(13,465,225)	(171,204,691)
Net increase (decrease)	77,367,920	$978,658,663	(520,046)	$(4,861,435)
Total net increase (decrease)	77,586,828	$981,800,705	(2,239,483)	$(26,776,250)
Global Bond Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	520,704	$6,606,636	567,963	$7,276,765
Distributions reinvested	52,415	648,896	—	—
Repurchased	(979,631)	(12,432,894)	(1,225,796)	(15,709,222)
Net decrease	(406,512)	$(5,177,362)	(657,833)	$(8,432,457)
Class NAV shares[1]
Sold	48,422	$604,726	768,957	$9,820,605
Distributions reinvested	230,192	2,845,170	8,888	113,062
Repurchased	(18,087,028)	(228,474,139)	(2,483,670)	(32,017,372)
Net decrease	(17,808,414)	$(225,024,243)	(1,705,825)	$(22,083,705)
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Global Bond Fund , Cont'd	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Total net decrease	(18,214,926)	$(230,201,605)	(2,363,658)	$(30,516,162)

[1]	Class NAV shares were liquidated on 4/17/19.
High Yield Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,520,532	$12,191,321	1,341,544	$10,994,041
Distributions reinvested	2,030,292	15,929,257	2,262,482	18,406,783
Repurchased	(6,940,528)	(54,913,514)	(9,866,536)	(80,838,742)
Net decrease	(3,389,704)	$(26,792,936)	(6,262,510)	$(51,437,918)
Class NAV shares[1]
Sold	61,648	$480,103	362,603	$2,944,417
Distributions reinvested	626,974	4,816,452	1,078,097	8,659,212
Repurchased	(17,556,929)	(138,149,496)	(2,480,913)	(19,962,218)
Net decrease	(16,868,307)	$(132,852,941)	(1,040,213)	$(8,358,589)
Total net decrease	(20,258,011)	$(159,645,877)	(7,302,723)	$(59,796,507)

[1]	Class NAV shares were liquidated on 3/28/19.
Real Return Bond Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,113,417	$12,195,681	833,819	$9,282,952
Distributions reinvested	155,335	1,658,174	176,066	1,953,893
Repurchased	(1,541,765)	(16,740,239)	(1,362,660)	(15,182,351)
Net decrease	(273,013)	$(2,886,384)	(352,775)	$(3,945,506)
Class NAV shares
Sold	6,793,558	$71,559,574	13,824,409	$153,507,919
Distributions reinvested	2,497,610	26,337,538	2,983,590	32,685,071
Repurchased	(110,728,846)	(1,185,454,728)	(12,493,239)	(136,835,097)
Net increase (decrease)	(101,437,678)	$(1,087,557,616)	4,314,760	$49,357,893
Total net increase (decrease)	(101,710,691)	$(1,090,444,000)	3,961,985	$45,412,387
U.S. High Yield Bond Fund	Year Ended 8-31-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,118,013	$12,311,473	897,426	$10,163,442
Distributions reinvested	375,923	4,094,406	375,076	4,205,135
Repurchased	(1,673,286)	(18,424,154)	(1,959,087)	(22,100,277)
Net decrease	(179,350)	$(2,018,275)	(686,585)	$(7,731,700)
Class NAV shares
Sold	1,009,198	$11,090,690	372,162	$4,214,066
Distributions reinvested	920,914	10,019,828	977,334	10,944,667
Repurchased	(3,875,556)	(42,608,023)	(2,397,799)	(26,854,860)
Net decrease	(1,945,444)	$(21,497,505)	(1,048,303)	$(11,696,127)
Total net decrease	(2,124,794)	$(23,515,780)	(1,734,888)	$(19,427,827)
Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, with the exception of Core Bond Fund where affiliates owned 79.5% of shares of Class NAV on August 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2019:

Fund	U.S. Government	Purchases	U.S. Government	Sales
Asia Pacific Total Return Bond Fund	$14,012,932	$169,177,374	$15,137,875	$201,650,290
Core Bond Fund	7,928,689,449	3,506,194,942	7,611,390,753	2,816,469,531
Global Bond Fund	14,426,049	96,704,455	34,255,580	321,218,192
High Yield Fund	—	162,495,476	—	322,015,081
Real Return Bond Fund	683,671,610	92,430,436	1,816,028,721	209,222,885
U.S. High Yield Bond Fund	—	104,453,389	—	126,297,776
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8.  Industry or sector risk
Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
9.  Investment in affiliated underlying funds
Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Core Bond Fund
John Hancock Collateral Trust*	122,515	4,751,813	(4,772,466)	101,862	—	—	$(964)	$(189)	$1,019,314
High Yield Fund
John Hancock Collateral Trust*	815,185	5,271,501	(5,999,025)	87,661	—	—	$2,751	$(527)	$877,204
U.S. High Yield Bond Fund
John Hancock Collateral Trust*	932,792	6,481,413	(6,129,292)	1,284,913	—	—	$1,318	$(785)	$12,857,869
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. The following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Asia Pacific Total Return Bond Fund	100.0%
Core Bond Fund	74.6%
Real Return Bond Fund	46.7%
U.S. High Yield Bond Fund	70.4%
11.  Interfund trading
The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2019, the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Fund	Purchases	Sales
Asia Pacific Total Return Bond Fund	$3,435,905	—
Global Bond Fund	1,704,748	$24,038,590
Real Return Bond Fund	—	74,802,987
U.S. High Yield Bond Fund	5,558,354	1,495,995
12.  Direct placement securities
The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at August 31, 2019:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
New Cotai, Inc., Class B	4-12-13	—	11	—	—	11	0.0%	—
13.  New accounting pronouncement
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management has performed an analysis and has determined that the ASU will not have a material impact to the fund.
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14.  Other matters
In or around May 2015, certain John Hancock Funds, including U.S. High Yield Bond Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”) and argues that because certain of the collateral securing the Term Loan was allegedly released, the Term Loan is undersecured. The total amount at issue for the U.S. High Yield Bond Fund is approximately $9.2 million. The John Hancock Funds have joined a group of defendants represented by the law ﬁrm Kasowitz, Benson, Torres & Friedman LLP (the “Joint Defense Group”), and, through counsel, vigorously defended the action. Additionally, the John Hancock Funds brought cross-claims against JPMorgan Chase Bank N.A. (“JPMorgan”) related to JPMorgan’s actions as administrative agent of the Term Loan.
On January 31, 2019, mediation resulted in a settlement of the litigation which was then presented to the judge. Pursuant to the settlement, Simpson Thacher and its insurers will pay the Plaintiff $231 million. The Term Loan Lenders, including John Hancock Funds, will pay nothing. The Term Loan Lenders will receive the allowed claim against the General Unsecured Creditors Trust (“GUC Trust”) arising from the $231 million payment. The proceeds of the GUC Trust recovery will then be used to reimburse approximately 73% of the legal fees incurred by the ﬁrms on the Steering Committee, including those incurred by John Hancock Funds. A formal settlement has been fully-executed. The settlement has been approved by the Court. On July 2, 2019 a Stipulation and Order of Dismissal was ﬁled. Counsel will now focus on the distribution from the GUC Trust and the reimbursement of attorney’s fees.
15.  Subsequent event
On June 26, 2019, the Board of Trustees approved a plan of liquidation for Real Return Bond Fund. The fund was liquidated on October 18, 2019.
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John Hancock Funds II
Report of independent registered public accounting firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Asia Pacific Total Return Bond Fund, John Hancock Core Bond Fund, John Hancock Global Bond Fund, John Hancock High Yield Fund, John Hancock Real Return Bond Fund and John Hancock U.S. High Yield Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the Portfolio of investments, of John Hancock Asia Pacific Total Return Bond Fund, John Hancock Core Bond Fund, John Hancock Global Bond Fund, John Hancock High Yield Fund, John Hancock Real Return Bond Fund and John Hancock U.S. High Yield Bond Fund (six of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations, and for John Hancock Global Bond Fund and John Hancock Real Return Bond Fund, the statements of cash flows, the statements of changes in net assets, including the related notes, and the financial highlights for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations, and for John Hancock Global Bond Fund and John Hancock Real Return Bond Fund, each of their cash flows, the changes in each of their net assets, and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.
Individual fund comprising the John Hancock Funds II Trust	Statements of operations	Statements of cash flows*	Statements of changes in net assets	Financial Highlights
John Hancock Asia Pacific Total Return Bond Fund
John Hancock Core Bond Fund
John Hancock Global Bond Fund
John Hancock High Yield Fund
John Hancock Real Return Bond Fund
John Hancock U.S. High Yield Bond Fund	For the year ended August 31, 2019	For the year ended August 31, 2019	For the years ended August 31, 2019 and 2018	For each of the five years in the period ended August 31, 2019
* Statements of cash flows for the year ended August 31, 2019 are only applicable to John Hancock Global Bond Fund and John Hancock Real Return Bond Fund
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodians, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts October 28, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
91

John Hancock Funds II
Federal tax information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2019.
Dividend Received Deduction The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.
Qualified Dividend Income The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Foreign Tax Credit The income derived from foreign sources and the amount the fund intends to pass through as foreign tax credits for Asia Pacific Total Return Bond Fund amounted to $15,166,146 and $587,024, respectively, for the year ended August 31, 2019.
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
92

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) with John Hancock Investment Management LLC (the “Advisor”, formerly known as “John Hancock Advisers, LLC”) and each of the Subadvisory Agreements (collectively, the “Subadvisory Agreements”) with respect to each of the portfolios of the Trust included in this report (the “Funds”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a “Subadvisor” and collectively, the “Subadvisors”) with respect to each of the Funds identified below in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risk assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

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Evaluation of advisory and subadvisory agreements by the board of trustees

(f)  the Advisor’s initiative intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmarks and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and each Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of the Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which each Fund of Funds may invest;

(l)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

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Evaluation of advisory and subadvisory agreements by the board of trustees

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)  reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)  considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from a Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to a Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;

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Evaluation of advisory and subadvisory agreements by the board of trustees

(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreements; and

(4)	the subadvisory fees are paid by the Advisor and not the Funds, and that the fee structure for certain of the Funds contains breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

96

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments

Asia Pacific Total Return Bond Fund (Manulife Investment Management (United States))	Benchmark Index — The fund outperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

Core Bond Fund (Wells Capital Management, Inc.)
Benchmark Index — The fund underperformed for the one-, three- and five-year periods and outperformed for the ten-year period.

Lipper Category — The fund outperformed the average for the one-year period and underperformed the average for the three-,five- and ten-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the ten-year period and the peer group for the one-year period. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

The Board took into account management’s discussion of the fund’s expenses.

Global Bond Fund (Pacific Investment Management Company, LLC)
Benchmark Index — The fund underperformed for the one-year period and outperformed for the three-, five- and ten-year periods.

Lipper category — The fund underperformed the average for the one-year period and outperformed the average for the, three-, five- and ten-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group for the three-, five- and ten-year periods.

The Board took into account management’s discussion of the fund’s expenses.

High Yield Fund (Western Asset Management)
Benchmark Index — The fund underperformed for the one-,three-, five- and ten-year periods.

Lipper Category — The fund outperformed the average for the three- and ten-year periods and underperformed the average for the one- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the three- and ten-year periods. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

The Board took into account management’s discussion of the fund’s expenses.

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Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments

Real Return Bond Fund (Pacific Investment Management Company, LLC)
Benchmark Index — The fund underperformed for the one-, three- and five-year periods and outperformed for the ten-year period.

Lipper Category — The fund underperformed the average for the one-year period and outperformed the average for the three-, five and ten-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the ten-year period and to the peer group average for the three-, five- and ten-year periods.

The Board took into account management’s discussion of the fund’s expenses.

U.S. High Yield Bond Fund (Wells Capital Management, Inc.)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.

Lipper Category — The fund outperformed for the one-, three-, five- and ten-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the fund’s expenses.

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Trustees and officers information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).

Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis[2] Born: 1941	Trustee (since 2005)	Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle Born: 1959	Trustee (since 2015)
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014–2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010).

Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).

Peter S. Burgess[2] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010).

Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham Born: 1944	Trustee (since 2012 and 2005-2006)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014).

Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee of various trusts within the John Hancock Fund Complex (since 2008).

99

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates[2] Born: 1946	Trustee (since 2005)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988).

Trustee (since 2004) and Chairperson of the Board (2005–2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2000–2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014–2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012–2018), and Finance Committee Chairman (2014–2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee of various trusts within the John Hancock Fund Complex (since 2008).

100

Trustees and officers information

NON-INDEPENDENT TRUSTEES3

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Non-Independent Trustee (Since 2017)
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison Born: 1963	Non-Independent Trustee (since 2018)
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013).

Trustee of various trusts within the John Hancock Fund Complex (since 2018).

101

Trustees and officers information

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name, Year of Birth	Position with the Trust	Principal Occupation(s) and Other Directorships During Past Five Years
Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer (since 2005)
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Chief Financial Officer Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone Born: 1965	Treasurer (2007-2009 and since 2010, including prior positions)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler Born: 1973	Chief Legal Officer and Secretary (since 2018)
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009 -2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.Mr. Boyle has served as Trustee at various times prior to the date listed in the table.

2	Member of the Audit Committee.

3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5010.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

102

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust’s complete schedule of portfolio holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. N-PORT filings are available on our website and the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

103

Management of the trust

Trustees

Officers

Principal distributor

John Hancock Investment Management Distributors LLC

Custodians

Citibank, N.A.
State Street Bank and Trust Company

Legal counsel

K&L Gates LLP

Investment advisor

John Hancock Investment Management LLC
Boston, Massachusetts

John Hancock Investment Management

200 Berkeley Street
Boston MA 02116-5010

JHF2BA 8/19
10/19

ITEM 2. CODE OF ETHICS.

(a)	As of the end of the fiscal year August 31, 2019 the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b)	Not applicable

(c)	Not applicable

(d)	Not applicable

(e)	Not applicable

(f)(1) A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(f)(2) Not applicable.

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that at least one member of its audit committee is an “audit committee financial expert”. Peter S. Burgess is an audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES:
	2019:	$2,478,314
	2018:	$2,657,626

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b)	AUDIT RELATED FEES:
	2019:	$266,451
	2018:	$263,885

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by the principal accountant for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and service provider internal controls reviews. Additionally, amounts billed to control affiliates for service provider internal controls reviews were $113,000 and $110,200 for the fiscal years ended August 31, 2019 and 2018, respectively.

(c)	TAX FEES:
	2019:	$0
	2018:	$0

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax fees for the years ended August 31, 2019 and August 31, 2018 were $0 as tax services for the reporting period were provided by a service provider other than the principal accountant.

(d)	ALL OTHER FEES:
	2019:	$6,132
	2018:	$19,044

These fees represent all other fees billed to the Registrant for products and services provided by the principal accountant. Such fees relate primarily to procedures performed in connection with year end 1099 reporting for retail shareholders. These fees were billed to the Registrant and were approved by the Registrant’s audit committee.

(e)

(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $915,486 for the fiscal year ended August 31, 2019 and $3,918,505 for the fiscal year ended August 31, 2018.

(h)

The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were non pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Peter S. Burgess – Chairman Charles L. Bardelis Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	This schedule is included as part of the Report to shareholders filed under Item 1 of this form, except for Emerging Markets Fund and International Small Company Fund, which follow:

Report of Independent Registered Public Accounting Firm

To the Board and Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the Fund’s investments (Summary of fund’s investments), of John Hancock Emerging Markets Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (included in Item 1 of this Form N-CSR) and the Fund’s investments (included in Item 6 of this Form N-CSR) as of August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2019

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

Fund’s investments
AS OF 8-31-19
	Shares	Value
Common stocks 96.5%		$242,535,058
(Cost $217,065,642)
Australia 0.0%		26,320
MMG, Ltd. (A)	128,000	26,320
Belgium 0.1%		115,131
Titan Cement International SA (A)	5,632	115,131
Brazil 7.6%		19,057,406
AES Tiete Energia SA	24,890	71,827
AES Tiete Energia SA	83	55
Aliansce Sonae Shopping Centers SA	7,959	72,251
Alliar Medicos A Frente SA	3,900	18,036
Alupar Investimento SA	14,850	93,202
Ambev SA	8,500	38,426
Ambev SA, ADR (B)	137,104	622,452
Arezzo Industria e Comercio SA	5,191	62,026
Atacadao SA	21,400	115,243
B3 SA - Brasil Bolsa Balcao	38,078	411,952
Banco Bradesco SA	37,802	276,600
Banco BTG Pactual SA	8,288	117,245
Banco do Brasil SA	30,737	343,221
Banco Santander Brasil SA	7,500	77,155
BB Seguridade Participacoes SA	24,029	189,574
BR Malls Participacoes SA	52,104	169,612
BR Properties SA (A)	8,524	22,643
BrasilAgro - Co Brasileira de Propriedades Agricolas	4,216	17,186
Braskem SA, ADR (A)	5,886	82,110
BRF SA (A)	18,790	173,062
Camil Alimentos SA	11,340	18,047
CCR SA	133,369	523,363
Centrais Eletricas Brasileiras SA	6,300	69,892
Cia de Locacao das Americas	7,916	105,234
Cia de Saneamento Basico do Estado de Sao Paulo	15,692	195,913
Cia de Saneamento de Minas Gerais-COPASA	4,135	69,260
Cia de Saneamento do Parana	6,940	146,476
Cia de Saneamento do Parana	1,000	5,204
Cia Energetica de Minas Gerais	7,404	31,433
Cia Hering	4,235	33,903
Cia Paranaense de Energia	2,800	38,095
Cia Siderurgica Nacional SA	77,620	269,168
Cielo SA	45,420	85,005
Construtora Tenda SA	5,866	35,896
Cosan Logistica SA (A)	21,384	103,279
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	1

	Shares	Value
Brazil (continued)
Cosan SA	7,044	$85,035
CSU Cardsystem SA	6,521	9,874
CVC Brasil Operadora e Agencia de Viagens SA	15,902	203,796
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,095	116,156
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	8,119
Dimed SA Distribuidora da Medicamentos	300	23,183
Direcional Engenharia SA	7,825	24,546
Duratex SA	61,238	195,944
EcoRodovias Infraestrutura e Logistica SA	14,116	42,270
EDP - Energias do Brasil SA	21,167	102,743
Embraer SA	82,468	357,474
Enauta Participacoes SA	7,100	19,014
Energisa SA	23,068	264,549
Eneva SA (A)	7,600	49,278
Engie Brasil Energia SA	6,293	68,355
Equatorial Energia SA	13,237	306,136
Even Construtora e Incorporadora SA (A)	13,157	35,966
Ez Tec Empreendimentos e Participacoes SA	4,284	40,405
Fleury SA	13,465	78,039
Gafisa SA (A)	4,044	5,459
Grendene SA	9,503	18,474
Guararapes Confeccoes SA	5,552	28,290
Helbor Empreendimentos SA (A)	23,645	16,559
Hypera SA	8,032	62,398
Instituto Hermes Pardini SA	4,000	23,183
International Meal Company Alimentacao SA	15,000	32,420
Iochpe Maxion SA	14,621	68,850
IRB Brasil Resseguros SA	6,642	174,030
Itau Unibanco Holding SA	40,051	289,187
JBS SA	65,822	471,134
JHSF Participacoes SA	15,500	15,122
JSL SA	8,300	34,575
Klabin SA	27,618	100,441
Kroton Educacional SA	71,988	175,233
Light SA	9,244	45,204
Localiza Rent a Car SA	151,623	1,722,373
LOG Commercial Properties e Participacoes SA	3,495	20,678
Lojas Americanas SA	4,780	16,634
Lojas Renner SA	61,656	752,647
M Dias Branco SA	2,200	19,232
Magazine Luiza SA	21,624	189,504
Mahle-Metal Leve SA	6,356	36,346
Marcopolo SA	29,400	24,281
2	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Marisa Lojas SA (A)	5,589	$11,756
Mills Estruturas e Servicos de Engenharia SA (A)	15,517	27,841
Movida Participacoes SA	6,397	23,898
MRV Engenharia e Participacoes SA	18,204	86,602
Natura Cosmeticos SA	10,335	164,671
Notre Dame Intermedica Participacoes SA	9,420	127,572
Odontoprev SA	38,609	158,688
Omega Geracao SA (A)	2,600	19,213
Petro Rio SA (A)	6,630	27,058
Petrobras Distribuidora SA	31,645	220,086
Petroleo Brasileiro SA	339,519	2,317,846
Porto Seguro SA	7,284	98,504
Portobello SA	11,800	10,686
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	1,556	1,465
Qualicorp Consultoria e Corretora de Seguros SA	32,757	226,159
Raia Drogasil SA	11,976	266,185
Restoque Comercio e Confeccoes de Roupas SA	16,002	85,014
Rumo SA (A)	49,929	266,465
Sao Carlos Empreendimentos e Participacoes SA	4,200	34,789
Sao Martinho SA	17,485	75,328
Ser Educacional SA (C)	3,448	19,567
SLC Agricola SA	9,252	38,719
Smiles Fidelidade SA	6,000	53,610
Springs Global Participacoes SA (A)	59	181
Sul America SA	41,108	480,967
Suzano SA	17,626	123,778
T4F Entretenimento SA	3,900	4,756
Tecnisa SA (A)	42,403	14,233
Tegma Gestao Logistica SA	2,700	21,451
TIM Participacoes SA	40,000	118,812
TOTVS SA	4,300	55,949
Transmissora Alianca de Energia Eletrica SA	30,311	205,684
Trisul SA	6,300	17,115
Tupy SA	4,722	20,115
Ultrapar Participacoes SA	32,386	128,418
Unipar Carbocloro SA	1,400	10,623
Usinas Siderurgicas de Minas Gerais SA	14,444	33,485
Vale SA (A)	193,076	2,124,722
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,438	20,728
Vulcabras Azaleia SA (A)	965	1,699
WEG SA	9,682	52,607
Wiz Solucoes e Corretagem de Seguros SA	9,413	27,209
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
YDUQS Part	20,530	$155,970
Chile 1.4%		3,531,214
AES Gener SA	251,124	53,736
Aguas Andinas SA, Class A	191,562	105,391
Banco de Chile	146,860	20,922
Banco de Chile, ADR	1,901	54,198
Banco de Credito e Inversiones SA	1,196	75,413
Banco Santander Chile	1,585,820	113,289
Besalco SA	49,676	33,044
CAP SA	5,024	40,653
Cementos BIO BIO SA	2,795	3,548
Cencosud SA	65,404	97,888
Cia Cervecerias Unidas SA	9,825	111,512
Clinica Las Condes SA	180	9,170
Colbun SA	333,339	59,360
Cristalerias de Chile SA	56,979	394,810
Empresa Nacional de Telecomunicaciones SA (A)	18,775	163,501
Empresas CMPC SA	21,806	50,315
Empresas COPEC SA	6,380	57,478
Empresas Hites SA	55,395	34,537
Enel Americas SA	2,196,149	359,735
Enel Chile SA, ADR	94,454	401,430
Engie Energia Chile SA	23,657	40,423
Forus SA	5,056	9,809
Grupo Security SA	128,502	43,612
Inversiones Aguas Metropolitanas SA	29,967	41,944
Inversiones La Construccion SA	2,123	30,715
Itau CorpBanca	5,398,734	41,897
Latam Airlines Group SA	8,576	72,020
Latam Airlines Group SA, ADR (B)	6,630	54,963
Masisa SA (A)	947,167	51,572
Molibdenos y Metales SA	7,542	87,283
Multiexport Foods SA	109,627	46,427
Parque Arauco SA	37,205	103,123
PAZ Corp. SA	67,932	89,434
Ripley Corp. SA	79,393	55,012
SACI Falabella	16,183	90,828
Salfacorp SA	20,240	17,811
Sigdo Koppers SA	71,862	111,537
SMU SA	80,372	18,378
Sociedad Matriz SAAM SA	638,979	53,847
Socovesa SA	306,550	142,315
SONDA SA	29,383	34,367
Vina Concha y Toro SA	27,860	53,967
4	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China 12.4%		$31,153,384
21Vianet Group, Inc., ADR (A)	1,999	15,692
361 Degrees International, Ltd.	46,000	9,734
3SBio, Inc. (A)(C)	46,500	71,380
51job, Inc., ADR (A)(B)	497	35,749
58.com, Inc., ADR (A)	898	48,303
AAC Technologies Holdings, Inc. (B)	33,500	143,879
Acorn International, Inc., ADR	300	4,845
Agile Group Holdings, Ltd.	75,250	95,796
Agricultural Bank of China, Ltd., H Shares	602,000	231,440
Air China, Ltd., H Shares	42,000	36,248
Alibaba Group Holding, Ltd., ADR (A)	12,859	2,250,711
Aluminum Corp. of China, Ltd., H Shares (A)	126,000	36,836
Angang Steel Company, Ltd., H Shares	44,200	15,292
Anhui Conch Cement Company, Ltd., H Shares	43,500	244,179
Anhui Expressway Company, Ltd., H Shares	20,000	11,281
ANTA Sports Products, Ltd.	29,000	240,556
Anton Oilfield Services Group	144,000	14,646
Aowei Holdings, Ltd. (A)	10,063,000	2,347,159
Asia Cement China Holdings Corp.	19,500	22,795
AviChina Industry & Technology Company, Ltd., H Shares	50,000	26,087
BAIC Motor Corp., Ltd., H Shares (C)	55,000	30,916
Baidu, Inc., ADR (A)	3,993	417,149
Bank of China, Ltd., H Shares	1,610,075	615,648
Bank of Chongqing Company, Ltd., H Shares	37,000	20,269
Bank of Communications Company, Ltd., H Shares	168,858	110,290
Baoye Group Company, Ltd., H Shares (A)	46,000	25,485
Baozun, Inc., ADR (A)(B)	1,027	46,996
BBMG Corp., H Shares	61,500	17,438
Beijing Capital International Airport Company, Ltd., H Shares	80,415	67,398
Beijing Capital Land, Ltd., H Shares	54,000	18,070
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	8,092
Beijing North Star Company, Ltd., H Shares	40,000	13,704
Best Pacific International Holdings, Ltd.	84,000	27,152
Billion Industrial Holdings, Ltd.	12,000	8,947
Bitauto Holdings, Ltd., ADR (A)(B)	1,037	13,160
BYD Company, Ltd., H Shares	17,000	87,991
BYD Electronic International Company, Ltd.	30,983	37,086
CAR, Inc. (A)	26,000	18,422
Cayman Engley Industrial Company, Ltd. (A)	4,589	14,955
Central China Real Estate, Ltd.	54,538	23,188
Central China Securities Company, Ltd., H Shares	53,000	10,517
CGN Power Company, Ltd., H Shares (C)	168,000	44,291
Changshouhua Food Company, Ltd.	71,000	25,527
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
Changyou.com, Ltd., ADR (B)	979	$5,619
Chaowei Power Holdings, Ltd.	70,000	25,666
Cheetah Mobile, Inc., ADR (A)	1,459	5,763
China Aircraft Leasing Group Holdings, Ltd.	15,000	15,819
China Animal Healthcare, Ltd. (A)(D)	182,000	232
China Aoyuan Group, Ltd.	56,000	65,716
China BlueChemical, Ltd., H Shares	57,000	15,095
China Cinda Asset Management Company, Ltd., H Shares	234,000	48,526
China CITIC Bank Corp., Ltd., H Shares	211,962	110,674
China Coal Energy Company, Ltd., H Shares	89,000	35,261
China Communications Construction Company, Ltd., H Shares	93,202	72,141
China Communications Services Corp., Ltd., H Shares	65,200	36,417
China Conch Venture Holdings, Ltd.	41,000	136,310
China Construction Bank Corp., H Shares	1,838,000	1,365,845
China Datang Corp. Renewable Power Company, Ltd., H Shares	175,000	16,492
China Dili Group (A)(B)	120,400	35,268
China Distance Education Holdings, Ltd., ADR (A)	302	1,326
China Dongxiang Group Company, Ltd.	152,000	16,266
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	16,902
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	12,653
China Energy Engineering Corp., Ltd., H Shares (B)	354,000	35,638
China Everbright Bank Company, Ltd., H Shares	47,000	19,573
China Evergrande Group (B)	81,566	168,375
China Financial Services Holdings, Ltd.	94,000	5,513
China Galaxy Securities Company, Ltd., H Shares	31,000	14,742
China Greenland Broad Greenstate Group Company, Ltd. (A)	44,000	2,329
China Harmony New Energy Auto Holding, Ltd.	42,500	12,451
China Hongqiao Group, Ltd.	176,000	115,154
China Huarong Asset Management Company, Ltd., H Shares (C)	268,000	41,938
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	26,337
China Index Holdings, Ltd., ADR (A)	2,348	7,443
China International Capital Corp., Ltd., H Shares (C)	17,600	30,349
China International Marine Containers Group Company, Ltd., H Shares	23,520	21,540
China Lesso Group Holdings, Ltd.	45,000	43,134
China Life Insurance Company, Ltd., H Shares	87,000	203,355
China Lilang, Ltd.	25,000	20,378
China Logistics Property Holdings Company, Ltd. (A)(C)	73,000	28,851
China Longyuan Power Group Corp., Ltd., H Shares	105,000	57,643
China Machinery Engineering Corp., H Shares	36,000	14,078
6	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Maple Leaf Educational Systems, Ltd. (B)	56,000	$17,102
China Medical System Holdings, Ltd.	56,800	70,632
China Meidong Auto Holdings, Ltd.	42,000	35,256
China Merchants Bank Company, Ltd., H Shares	106,461	483,010
China Merchants Securities Company, Ltd., H Shares (C)	7,800	8,730
China Minsheng Banking Corp., Ltd., H Shares	167,840	110,281
China Modern Dairy Holdings, Ltd. (A)	167,000	25,095
China Molybdenum Company, Ltd., H Shares (B)	159,000	43,044
China National Building Material Company, Ltd., H Shares	218,600	186,628
China Oilfield Services, Ltd., H Shares	42,000	51,839
China Oriental Group Company, Ltd.	36,000	14,206
China Pacific Insurance Group Company, Ltd., H Shares	43,800	174,831
China Petroleum & Chemical Corp., H Shares	906,000	528,502
China Railway Construction Corp., Ltd., H Shares	62,335	67,180
China Railway Group, Ltd., H Shares	99,000	64,642
China Railway Signal & Communication Corp., Ltd., H Shares (C)	57,000	34,100
China Reinsurance Group Corp., H Shares	94,000	15,328
China Resources Medical Holdings Company, Ltd.	33,500	23,881
China Resources Pharmaceutical Group, Ltd. (C)	48,500	49,992
China Sanjiang Fine Chemicals Company, Ltd.	72,000	13,388
China SCE Group Holdings, Ltd.	99,000	47,879
China Shenhua Energy Company, Ltd., H Shares	123,000	241,368
China Shineway Pharmaceutical Group, Ltd.	17,000	15,803
China Southern Airlines Company, Ltd., H Shares	46,000	25,806
China Suntien Green Energy Corp., Ltd., H Shares	88,000	22,613
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,851
China Telecom Corp., Ltd., H Shares	300,000	134,055
China Tian Lun Gas Holdings, Ltd.	14,422	13,849
China Tianrui Group Cement Company, Ltd. (A)	25,000	21,832
China Vanke Company, Ltd., H Shares (B)	45,300	156,119
China XLX Fertiliser, Ltd.	50,000	13,567
China Yuhua Education Corp., Ltd. (C)	48,000	26,473
China Yurun Food Group, Ltd. (A)	32,000	3,789
China ZhengTong Auto Services Holdings, Ltd.	40,500	14,541
China Zhongwang Holdings, Ltd.	50,200	20,581
Chinasoft International, Ltd. (A)(B)	80,000	33,142
Chlitina Holding, Ltd.	4,000	28,131
Chongqing Rural Commercial Bank Company, Ltd., H Shares	31,000	14,958
CIFI Holdings Group Company, Ltd.	107,488	57,609
CITIC Securities Company, Ltd., H Shares (B)	24,000	42,808
CNOOC, Ltd.	517,000	765,892
Cogobuy Group (A)(C)	44,000	8,061
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
Colour Life Services Group Company, Ltd. (A)	35,000	$18,374
Consun Pharmaceutical Group, Ltd. (B)	29,000	15,762
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	34,000	19,210
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	44,500	15,861
Country Garden Holdings Company, Ltd.	273,293	338,471
Country Garden Services Holdings Company, Ltd.	32,642	94,155
CPMC Holdings, Ltd. (B)	27,000	11,303
CRRC Corp., Ltd., H Shares	78,000	53,542
CSPC Pharmaceutical Group, Ltd.	156,000	310,824
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (A)	16,000	14,170
CT Environmental Group, Ltd. (A)(D)	154,000	6,010
Ctrip.com International, Ltd., ADR (A)	5,617	181,878
Dali Foods Group Company, Ltd. (C)	54,000	35,908
Datang International Power Generation Company, Ltd., H Shares	76,000	16,644
Dongfang Electric Corp., Ltd., H Shares	18,600	10,260
Dongfeng Motor Group Company, Ltd., H Shares (B)	58,000	53,743
Dongyue Group, Ltd.	69,000	32,470
E-Commodities Holdings, Ltd.	300,000	14,330
EEKA Fashion Holdings, Ltd.	51,000	55,774
ENN Energy Holdings, Ltd.	20,300	231,314
Everbright Securities Company, Ltd., H Shares (C)	9,800	7,221
Fang Holdings, Ltd., ADR (A)	2,348	4,860
Fanhua, Inc., ADR (B)	1,300	35,425
Flat Glass Group Company, Ltd., H Shares	46,000	26,764
Fosun International, Ltd.	27,193	34,857
Fufeng Group, Ltd. (A)	88,000	41,812
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,770
Future Land Development Holdings, Ltd. (B)	68,000	53,565
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	15,200	43,238
GDS Holdings, Ltd., ADR (A)(B)	500	20,170
Genertec Universal Medical Group Company, Ltd. (C)	29,500	20,744
GF Securities Company, Ltd., H Shares (A)	17,800	18,221
Golden Eagle Retail Group, Ltd.	50,000	54,118
GOME Retail Holdings, Ltd. (A)	402,000	36,339
Grand Baoxin Auto Group, Ltd. (A)	48,950	9,333
Great Wall Motor Company, Ltd., H Shares	65,500	41,467
Greatview Aseptic Packaging Company, Ltd.	54,000	29,713
Green Seal Holding, Ltd. (A)	3,800	4,789
Greenland Hong Kong Holdings, Ltd.	76,250	26,370
Greentown China Holdings, Ltd.	30,500	25,105
Greentown Service Group Company, Ltd.	24,000	21,879
Guangshen Railway Company, Ltd., ADR	7,224	109,733
8	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Guangzhou Automobile Group Company, Ltd., H Shares (B)	22,000	$22,114
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	6,000	22,391
Guangzhou R&F Properties Company, Ltd., H Shares	48,599	78,009
Guodian Technology & Environment Group Corp., Ltd., H Shares (A)	155,000	4,540
Guorui Properties, Ltd.	53,000	9,182
Haichang Ocean Park Holdings, Ltd. (A)(C)	86,000	12,065
Hailiang Education Group, Inc., ADR (A)	667	42,188
Haitian International Holdings, Ltd.	42,000	78,853
Haitong Securities Company, Ltd., H Shares	54,000	51,266
Harbin Bank Company, Ltd., H Shares (A)(B)(C)	190,000	35,099
Harbin Electric Company, Ltd., H Shares (A)	44,000	10,759
Harmonicare Medical Holdings, Ltd. (A)(C)(D)	44,000	10,304
HC Group, Inc. (A)(B)	21,500	6,518
Hengan International Group Company, Ltd.	23,000	151,361
HengTen Networks Group, Ltd. (A)	636,000	10,135
Hiroca Holdings, Ltd.	7,000	15,131
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	19,930
Honghua Group, Ltd. (A)	191,000	13,604
Hopefluent Group Holdings, Ltd.	16,000	3,675
HOSA International, Ltd. (A)(D)	86,000	2,068
Hua Hong Semiconductor, Ltd. (B)(C)	12,000	19,999
Huadian Fuxin Energy Corp., Ltd., H Shares	112,000	18,672
Huadian Power International Corp., Ltd., H Shares	50,000	19,494
Huaneng Power International, Inc., H Shares	34,000	18,660
Huaneng Renewables Corp., Ltd., H Shares	250,000	69,226
Huazhu Group, Ltd., ADR (B)	2,644	87,331
Huishang Bank Corp., Ltd., H Shares	40,200	15,074
Industrial & Commercial Bank of China, Ltd., H Shares	1,440,000	908,146
Inner Mongolia Yitai Coal Company, Ltd., H Shares	473,000	314,096
JD.com, Inc., ADR (A)	4,945	150,823
Jiangsu Expressway Company, Ltd., H Shares	20,000	26,486
Jiangxi Copper Company, Ltd., H Shares	36,000	40,431
Jingrui Holdings, Ltd.	40,000	12,927
JinkoSolar Holding Company, Ltd., ADR (A)(B)	1,197	26,178
JNBY Design, Ltd.	9,000	12,834
Kaisa Group Holdings, Ltd. (A)	56,000	19,288
Kasen International Holdings, Ltd. (A)(B)	27,000	28,382
Kinetic Mines and Energy, Ltd.	156,000	8,350
Kingsoft Corp., Ltd. (A)	26,000	47,790
KWG Group Holdings, Ltd. (A)	51,512	44,720
Labixiaoxin Snacks Group, Ltd. (A)	121,000	5,867
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Launch Tech Company, Ltd., H Shares	15,600	$9,430
Legend Holdings Corp., H Shares (C)	9,000	19,327
Lenovo Group, Ltd.	344,000	225,656
Li Ning Company, Ltd.	30,500	89,953
Lifetech Scientific Corp. (A)(B)	54,000	9,894
Link Motion, Inc., ADR (A)(D)	6,959	964
Logan Property Holdings Company, Ltd.	62,000	87,109
Longfor Group Holdings, Ltd. (C)	62,500	222,248
Lonking Holdings, Ltd.	157,000	37,308
Luye Pharma Group, Ltd. (B)(C)	23,000	17,807
Maanshan Iron & Steel Company, Ltd., H Shares	98,000	36,676
Metallurgical Corp. of China, Ltd., H Shares	93,000	20,732
Minth Group, Ltd.	24,000	72,509
Modern Land China Company, Ltd. (B)	116,000	16,987
Momo, Inc., ADR	2,807	103,241
NetEase, Inc., ADR	1,393	355,215
New Century Healthcare Holding Company, Ltd. (A)(C)	31,500	11,848
New China Life Insurance Company, Ltd., H Shares	12,200	47,992
New Oriental Education & Technology Group, Inc., ADR (A)	1,061	120,317
Noah Holdings, Ltd., ADR (A)(B)	409	12,270
NVC Lighting Holding, Ltd.	168,000	21,877
On-Bright Electronics, Inc.	4,160	23,616
O-Net Technologies Group, Ltd.	20,000	9,727
Orient Securities Company, Ltd., H Shares (C)	29,200	17,913
PetroChina Company, Ltd., H Shares	746,000	367,191
PICC Property & Casualty Company, Ltd., H Shares	160,894	183,981
Ping An Insurance Group Company of China, Ltd., H Shares	128,000	1,468,546
Postal Savings Bank of China Company, Ltd., H Shares (C)	143,000	85,992
Powerlong Real Estate Holdings, Ltd.	67,000	39,189
Q Technology Group Company, Ltd. (A)	17,000	15,605
Qingdao Port International Company, Ltd., H Shares (C)	40,000	23,708
Qingling Motors Company, Ltd., H Shares	34,000	8,102
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)	36,100	10,696
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	13,880	10,953
Redco Properties Group, Ltd. (C)	36,000	17,402
Regal International Airport Group Company, Ltd.	12,000	7,048
Ronshine China Holdings, Ltd. (A)	13,500	15,423
Sany Heavy Equipment International Holdings Company, Ltd.	39,000	15,784
Semiconductor Manufacturing International Corp., ADR (A)	14,643	79,365
10	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Shandong Chenming Paper Holdings, Ltd., H Shares	19,376	$7,524
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	64,000	65,884
Shanghai Electric Group Company, Ltd., H Shares	50,000	15,732
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	7,000	20,732
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	21,083
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	1,900	8,466
Shanghai Jin Jiang Capital Company, Ltd., H Shares	70,000	10,513
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	17,100	32,232
Shanghai Prime Machinery Company, Ltd., H Shares	60,000	6,191
Shengjing Bank Company, Ltd., H Shares (C)	21,500	15,590
Shenguan Holdings Group, Ltd. (A)	214,000	8,463
Shenzhen Expressway Company, Ltd., H Shares	26,000	31,811
Shenzhou International Group Holdings, Ltd.	16,500	223,861
Shui On Land, Ltd.	148,067	30,736
Sihuan Pharmaceutical Holdings Group, Ltd.	153,000	27,238
Silergy Corp.	2,000	44,438
SINA Corp. (A)	1,614	66,448
Sino-Ocean Group Holding, Ltd.	126,181	44,942
Sinopec Engineering Group Company, Ltd., H Shares	49,500	32,278
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	80,000	23,039
Sinopharm Group Company, Ltd., H Shares	46,800	168,902
Sinosoft Technology Group, Ltd.	103,000	22,917
Sinotrans, Ltd., H Shares	62,574	20,134
Sinotruk Hong Kong, Ltd.	41,055	63,169
Skyfame Realty Holdings, Ltd.	168,000	22,486
SOHO China, Ltd.	72,000	21,080
Sohu.com, Ltd., ADR (A)	975	10,657
Southern Energy Holdings Group, Ltd. (A)	14,000	1,087
Springland International Holdings, Ltd.	70,000	13,194
Sun King Power Electronics Group	54,000	6,737
Sunac China Holdings, Ltd.	89,000	354,848
Sunny Optical Technology Group Company, Ltd.	16,300	224,395
TAL Education Group, ADR (A)	2,021	72,008
Tarena International, Inc., ADR (A)	3,186	3,728
Tencent Holdings, Ltd.	103,700	4,281,310
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,434
The People's Insurance Company Group of China, Ltd., H Shares	56,000	21,879
Tian Ge Interactive Holdings, Ltd. (A)(B)(C)	32,000	6,810
Tiangong International Company, Ltd.	50,000	15,421
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	$5,728
Tianneng Power International, Ltd. (B)	48,700	38,374
Tingyi Cayman Islands Holding Corp.	64,000	87,999
Tong Ren Tang Technologies Company, Ltd., H Shares	20,000	21,683
TravelSky Technology, Ltd., H Shares	25,500	51,104
Trigiant Group, Ltd.	32,000	5,290
Tsaker Chemical Group, Ltd. (C)	22,500	7,074
Tsingtao Brewery Company, Ltd., H Shares	10,000	67,392
Tuniu Corp., ADR (A)	1,300	4,030
Uni-President China Holdings, Ltd.	41,600	46,125
Vipshop Holdings, Ltd., ADR (A)	11,937	99,913
Want Want China Holdings, Ltd.	212,000	164,780
Weibo Corp., ADR (A)(B)	1,632	67,516
Weichai Power Company, Ltd., H Shares	81,600	124,522
West China Cement, Ltd.	162,000	27,410
Wisdom Education International Holdings Company, Ltd. (B)	38,000	18,289
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(C)	17,000	21,852
Xiamen International Port Company, Ltd., H Shares	88,662	10,843
Xingda International Holdings, Ltd.	40,000	10,130
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	15,816
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	14,898	17,502
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	170,000	11,255
Xinyi Solar Holdings, Ltd.	88,511	55,800
Xinyuan Real Estate Company, Ltd., ADR	4,413	18,667
Xtep International Holdings, Ltd.	67,000	38,187
Xunlei, Ltd., ADR (A)(B)	3,300	8,316
Yadea Group Holdings, Ltd. (B)(C)	60,000	11,546
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Company, H Shares (C)	6,500	10,180
Yanzhou Coal Mining Company, Ltd., H Shares	92,000	79,471
Yashili International Holdings, Ltd.	114,000	13,955
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (C)	5,600	26,689
Yida China Holdings, Ltd. (A)	28,000	7,141
Yihai International Holding, Ltd. (A)	14,000	83,719
Yirendai, Ltd., ADR (A)	1,046	9,947
Youyuan International Holdings, Ltd. (A)(D)	26,000	859
Yum China Holdings, Inc.	10,089	458,343
Yuzhou Properties Company, Ltd.	57,801	24,259
YY, Inc., ADR (A)	807	46,120
12	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Zhejiang Expressway Company, Ltd., H Shares	42,000	$35,082
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	7,319
Zhong An Group, Ltd. (A)	314,400	10,425
Zhongsheng Group Holdings, Ltd.	25,500	79,484
Zhou Hei Ya International Holdings Company, Ltd. (C)	37,500	17,189
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	14,100	55,974
Zijin Mining Group Company, Ltd., H Shares	197,384	73,760
ZTO Express Cayman, Inc., ADR	5,137	105,360
Colombia 0.4%		1,021,763
Almacenes Exito SA	21,397	109,264
Banco de Bogota SA	5,904	121,762
Bancolombia SA	6,272	72,109
Bolsa de Valores de Colombia	6,297	21,840
Celsia SA ESP	85,502	106,547
Cementos Argos SA	29,845	66,579
CEMEX Latam Holdings SA (A)	25,752	32,876
Corp. Financiera Colombiana SA (A)	12,127	92,644
Ecopetrol SA	127,985	101,863
Empresa de Telecomunicaciones de Bogota (A)	50,637	3,442
Grupo Argos SA	19,876	103,922
Grupo de Inversiones Suramericana SA	6,239	60,711
Grupo Energia Bogota SA ESP	37,258	22,890
Grupo Nutresa SA	4,184	31,404
Interconexion Electrica SA ESP	13,996	73,910
Czech Republic 0.2%		478,350
CEZ AS	8,414	185,424
Komercni banka AS	2,295	81,619
Moneta Money Bank AS (C)	49,057	158,959
O2 Czech Republic AS	3,507	31,666
Philip Morris CR AS	36	20,682
Egypt 0.2%		387,124
Commercial International Bank Egypt SAE, GDR	82,986	387,124
Greece 0.4%		925,711
Aegean Airlines SA	2,916	25,174
Alpha Bank AE (A)	17,901	32,086
Athens Water Supply & Sewage Company SA	6,084	52,073
Bank of Greece	2,764	42,689
Ellaktor SA (A)	5,945	14,152
FF Group (A)(D)	6,657	10,975
Fourlis Holdings SA (A)	4,382	26,058
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
Greece (continued)
GEK Terna Holding Real Estate Construction SA (A)	8,220	$57,206
Hellenic Exchanges - Athens Stock Exchange SA	1,960	10,090
Hellenic Petroleum SA	1,686	17,278
Hellenic Telecommunications Organization SA	9,331	124,344
Holding Company ADMIE IPTO SA	8,138	19,196
JUMBO SA	4,741	91,509
LAMDA Development SA (A)	1,982	20,125
Marfin Investment Group Holdings SA (A)	119,450	18,476
Motor Oil Hellas Corinth Refineries SA	3,947	96,455
Mytilineos SA	4,640	51,479
National Bank of Greece SA (A)	2,934	8,505
OPAP SA	6,306	66,570
Piraeus Bank SA (A)	19,370	65,488
Piraeus Port Authority SA	904	23,384
Public Power Corp. SA (A)	8,232	25,098
Terna Energy SA (A)	3,187	27,301
Hong Kong 4.0%		10,092,668
Ajisen China Holdings, Ltd.	58,000	17,803
Alibaba Health Information Technology, Ltd. (A)	32,000	30,240
Alibaba Pictures Group, Ltd. (A)	250,000	41,050
AMVIG Holdings, Ltd.	323,333	76,683
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(D)	144,000	5,510
Ausnutria Dairy Corp., Ltd. (A)	11,000	15,558
AVIC International Holding HK, Ltd.	186,799	3,781
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	16,590
Beijing Enterprises Holdings, Ltd.	12,930	61,491
Beijing Enterprises Water Group, Ltd. (A)	202,000	105,889
Beijing Properties Holdings, Ltd. (A)	834,000	21,178
Brilliance China Automotive Holdings, Ltd.	64,000	67,720
C C Land Holdings, Ltd.	332,540	76,315
Canvest Environmental Protection Group Company, Ltd. (B)	36,000	17,117
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd.	186,000	20,839
China Agri-Industries Holdings, Ltd.	122,600	34,497
China Animation Characters Company, Ltd.	17,000	4,335
China Chengtong Development Group, Ltd. (A)	158,000	4,606
China Everbright Greentech, Ltd. (C)	22,000	13,444
China Everbright International, Ltd.	96,111	75,301
China Everbright, Ltd.	35,000	39,863
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	14,985
China Foods, Ltd.	58,000	25,087
China Gas Holdings, Ltd. (B)	45,000	185,500
14	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	28,000	$14,753
China High Precision Automation Group, Ltd. (A)(D)	74,000	8,778
China High Speed Transmission Equipment Group Company, Ltd. (B)	25,000	13,620
China Jinmao Holdings Group, Ltd.	92,000	51,218
China Lumena New Materials Corp. (A)(B)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	45,000	178,017
China Merchants Land, Ltd. (A)	86,000	11,165
China Merchants Port Holdings Company, Ltd.	20,496	31,927
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Minsheng Financial Holding Corp., Ltd. (A)	360,000	5,139
China Mobile, Ltd., ADR	61,686	2,548,249
China New Town Development Company, Ltd.	1,070,332	22,504
China NT Pharma Group Company, Ltd. (A)	112,500	8,300
China Oceanwide Holdings, Ltd. (A)(B)	240,000	11,305
China Oil & Gas Group, Ltd. (A)	337,040	11,365
China Overseas Grand Oceans Group, Ltd.	42,000	19,857
China Overseas Land & Investment, Ltd.	140,000	441,634
China Overseas Property Holdings, Ltd.	65,667	33,400
China Power International Development, Ltd.	72,666	15,733
China Properties Group, Ltd. (A)	246,000	26,292
China Resources Beer Holdings Company, Ltd.	21,981	124,423
China Resources Cement Holdings, Ltd.	121,518	107,371
China Resources Gas Group, Ltd.	34,000	167,778
China Resources Land, Ltd.	140,444	569,384
China Resources Power Holdings Company, Ltd.	52,882	69,760
China South City Holdings, Ltd.	252,000	31,124
China State Construction International Holdings, Ltd.	51,600	46,439
China Taiping Insurance Holdings Company, Ltd.	51,510	115,586
China Traditional Chinese Medicine Holdings Company, Ltd.	74,000	34,656
China Travel International Investment Hong Kong, Ltd.	146,000	22,313
China Unicom Hong Kong, Ltd., ADR	72,323	718,891
China Vast Industrial Urban Development Company, Ltd. (C)	47,000	18,284
China Water Affairs Group, Ltd.	32,000	25,757
China Water Industry Group, Ltd. (A)	40,000	2,548
CIMC Enric Holdings, Ltd.	20,000	11,517
CITIC Resources Holdings, Ltd.	310,000	19,527
CITIC, Ltd.	194,923	230,455
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	14,594
Concord New Energy Group, Ltd.	440,000	20,452
COSCO SHIPPING Ports, Ltd.	88,291	77,245
CP Pokphand Company, Ltd.	458,000	39,663
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
Hong Kong (continued)
CWT International, Ltd. (A)(D)	790,000	$675
Dah Chong Hong Holdings, Ltd.	62,080	17,324
Dawnrays Pharmaceutical Holdings, Ltd.	123,000	21,168
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd. (A)	40,000	20,119
Dynasty Fine Wines Group, Ltd. (A)	70,000	3,036
Far East Horizon, Ltd.	105,000	93,748
Fullshare Holdings, Ltd. (A)	110,000	2,928
GCL New Energy Holdings, Ltd. (A)	440,000	14,838
GCL-Poly Energy Holdings, Ltd. (A)	729,000	28,266
Geely Automobile Holdings, Ltd.	184,000	283,446
Gemdale Properties & Investment Corp., Ltd.	204,000	22,581
Glorious Property Holdings, Ltd. (A)	516,000	22,320
Goldlion Holdings, Ltd.	159,000	51,700
Good Friend International Holdings, Inc.	42,000	4,761
Guangdong Investment, Ltd.	52,000	109,468
Haier Electronics Group Company, Ltd.	44,000	114,565
Health & Happiness H&H International Holdings, Ltd.	7,500	31,176
Hi Sun Technology China, Ltd. (A)	105,000	17,927
HKC Holdings, Ltd.	12,016	7,464
Hopson Development Holdings, Ltd.	28,000	27,487
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,415,910	38,285
IMAX China Holding, Inc. (C)	7,100	15,342
Inspur International, Ltd.	16,000	7,021
Jiayuan International Group, Ltd.	37,748	15,050
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	16,000	8,415
Joy City Property, Ltd.	316,000	33,772
Ju Teng International Holdings, Ltd.	121,722	27,762
K Wah International Holdings, Ltd.	33,990	17,655
Kingboard Holdings, Ltd.	36,148	84,410
Kingboard Laminates Holdings, Ltd. (B)	31,500	24,795
Kunlun Energy Company, Ltd.	146,000	126,920
Lai Fung Holdings, Ltd.	30,625	27,423
Lee & Man Chemical Company, Ltd.	14,000	6,643
Lee & Man Paper Manufacturing, Ltd.	73,000	38,543
Lifestyle China Group, Ltd. (A)	9,000	2,659
LVGEM China Real Estate Investment Company, Ltd.	32,000	11,015
Mingfa Group International Company, Ltd. (A)(D)	995,000	83,949
Minmetals Land, Ltd. (B)	126,000	16,988
Nan Hai Corp., Ltd.	1,900,000	30,270
NetDragon Websoft Holdings, Ltd.	9,000	23,112
New World Department Store China, Ltd. (A)	145,000	24,972
Nine Dragons Paper Holdings, Ltd.	61,000	46,088
16	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Panda Green Energy Group, Ltd. (A)	146,000	$4,835
PAX Global Technology, Ltd.	43,000	19,169
Phoenix Media Investment Holdings, Ltd.	76,000	5,905
Pou Sheng International Holdings, Ltd.	144,000	43,877
REXLot Holdings, Ltd. (A)(D)	2,065,304	4,979
Road King Infrastructure, Ltd.	13,000	22,809
Seaspan Corp.	1,953	20,272
Shanghai Industrial Holdings, Ltd.	19,041	37,054
Shanghai Industrial Urban Development Group, Ltd.	89,500	12,982
Shenzhen International Holdings, Ltd.	43,538	82,195
Shenzhen Investment, Ltd.	139,992	52,953
Shimao Property Holdings, Ltd.	51,500	145,266
Shougang Concord International Enterprises Company, Ltd.	778,000	30,210
Shougang Fushan Resources Group, Ltd.	130,000	27,328
Silver Grant International Holdings Group, Ltd. (A)	72,334	11,880
Sino Biopharmaceutical, Ltd.	198,500	294,111
Sino Oil And Gas Holdings, Ltd. (A)	279,000	3,695
Sinofert Holdings, Ltd. (A)(B)	118,000	12,922
Sinopec Kantons Holdings, Ltd.	46,000	18,210
Skyworth Group, Ltd.	82,000	18,859
SMI Holdings Group, Ltd. (A)(B)(D)	231,200	41,402
SRE Group, Ltd. (A)	908,000	11,223
SSY Group, Ltd.	56,733	50,029
Sun Art Retail Group, Ltd.	73,500	71,390
TCL Electronics Holdings, Ltd.	39,600	17,419
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,817
Texhong Textile Group, Ltd.	19,000	15,976
Tian An China Investment Company, Ltd.	202,000	94,643
Tianjin Port Development Holdings, Ltd.	154,000	13,333
Tibet Water Resources, Ltd. (A)	149,000	28,841
Time Watch Investments, Ltd.	62,000	7,683
Tongda Group Holdings, Ltd.	170,000	11,666
Towngas China Company, Ltd. (A)	30,451	21,024
TPV Technology, Ltd.	26,588	12,364
Truly International Holdings, Ltd. (A)	101,000	12,970
United Energy Group, Ltd. (A)	846,000	149,718
Vinda International Holdings, Ltd.	24,000	42,061
Yuexiu Property Company, Ltd.	271,516	58,399
Yuexiu Transport Infrastructure, Ltd.	36,000	27,948
Zhongyu Gas Holdings, Ltd.	20,006	20,031
Zhuguang Holdings Group Company, Ltd. (A)	60,000	7,729
Hungary 0.5%		1,132,842
Magyar Telekom Telecommunications PLC	61,946	86,960
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
Hungary (continued)
MOL Hungarian Oil & Gas PLC	76,637	$749,450
OTP Bank Nyrt	5,525	220,307
Richter Gedeon NYRT	4,565	76,125
India 12.3%		30,928,177
3M India, Ltd. (A)	61	17,267
5Paisa Capital, Ltd. (A)	11,326	21,572
Aarti Industries, Ltd.	2,428	54,439
ABB India, Ltd.	936	17,538
Abbott India, Ltd.	587	75,354
ACC, Ltd.	1,929	41,027
Adani Enterprises, Ltd.	10,171	19,571
Adani Gas, Ltd.	38,240	75,057
Adani Green Energy, Ltd. (A)	47,399	30,415
Adani Ports & Special Economic Zone, Ltd.	29,114	148,673
Adani Power, Ltd. (A)	35,840	29,344
Adani Transmission, Ltd. (A)	42,123	137,147
Aditya Birla Capital, Ltd. (A)	17,589	21,955
Aditya Birla Fashion and Retail, Ltd. (A)	7,683	20,423
Aegis Logistics, Ltd.	4,413	11,745
Agro Tech Foods, Ltd.	1,095	7,662
AIA Engineering, Ltd.	1,625	34,839
Ajanta Pharma, Ltd.	2,166	30,844
Akzo Nobel India, Ltd.	1,340	32,459
Alembic Pharmaceuticals, Ltd.	7,178	50,105
Alkyl Amines Chemicals	2,278	24,497
Allahabad Bank (A)	67,566	33,562
Amara Raja Batteries, Ltd.	1,107	9,579
Ambuja Cements, Ltd.	13,765	39,008
Andhra Bank (A)	20,905	5,798
Apar Industries, Ltd.	2,672	20,051
APL Apollo Tubes, Ltd.	842	15,567
Apollo Hospitals Enterprise, Ltd.	1,867	39,452
Apollo Tyres, Ltd.	19,720	47,272
Arti Surfactants, Ltd. (A)(D)	243	723
Arvind Fashions, Ltd. (A)	10,094	68,674
Arvind, Ltd.	13,022	8,865
Asahi India Glass, Ltd.	13,159	33,362
Ashok Leyland, Ltd.	88,960	80,246
Ashoka Buildcon, Ltd. (A)	17,483	24,122
Asian Paints, Ltd.	8,491	192,698
Astra Microwave Products, Ltd.	3,253	3,508
Astral Poly Technik, Ltd.	1,475	27,175
Atul, Ltd.	603	29,978
18	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Aurobindo Pharma, Ltd.	13,611	$114,940
Automotive Axles, Ltd.	923	10,686
Avanti Feeds, Ltd.	3,600	16,008
Avenue Supermarts, Ltd. (A)(C)	6,840	150,855
Axis Bank, Ltd.	36,913	344,549
Bajaj Auto, Ltd.	3,938	153,820
Bajaj Consumer Care, Ltd.	5,535	19,752
Bajaj Electricals, Ltd.	1,698	9,279
Bajaj Finance, Ltd.	3,895	181,957
Bajaj Finserv, Ltd.	808	80,543
Bajaj Hindusthan Sugar, Ltd. (A)	14,500	1,128
Bajaj Holdings & Investment, Ltd.	5,110	232,889
Balaji Telefilms, Ltd.	3,380	2,749
Balkrishna Industries, Ltd.	6,050	63,095
Ballarpur Industries, Ltd. (A)	88,990	934
Balrampur Chini Mills, Ltd.	11,268	21,000
Bank of Baroda (A)	42,960	55,813
Bank of Maharashtra (A)	75,955	13,299
BASF India, Ltd.	543	8,082
Bata India, Ltd.	1,019	21,996
Bayer CropScience, Ltd.	196	8,556
Berger Paints India, Ltd.	10,302	53,356
Bhansali Engineering Polymers, Ltd.	13,362	10,094
Bharat Electronics, Ltd.	33,210	47,838
Bharat Forge, Ltd.	14,723	79,443
Bharat Heavy Electricals, Ltd.	33,636	23,889
Bharat Petroleum Corp., Ltd.	21,375	106,584
Bharti Airtel, Ltd.	112,407	546,088
Bharti Infratel, Ltd.	9,404	32,976
Biocon, Ltd.	9,991	32,964
Birla Corp., Ltd.	1,911	14,310
Birlasoft, Ltd.	12,247	11,284
Bliss Gvs Pharma, Ltd.	6,312	9,478
BLS International Services, Ltd.	4,026	4,515
Blue Dart Express, Ltd.	848	27,280
Blue Star, Ltd.	2,873	28,796
Bombay Dyeing & Manufacturing Company, Ltd.	7,879	9,285
Borosil Glass Works, Ltd. (A)	3,051	5,611
Bosch, Ltd.	389	78,427
Brigade Enterprises, Ltd.	7,041	19,623
Britannia Industries, Ltd.	1,201	45,532
BSE, Ltd.	1,552	11,627
Cadila Healthcare, Ltd.	7,082	22,416
Can Fin Homes, Ltd.	3,284	18,928
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
Canara Bank (A)	13,338	$41,190
Capacit'e Infraprojects, Ltd.	2,705	7,620
Caplin Point Laboratories, Ltd.	5,016	29,993
Carborundum Universal, Ltd.	8,333	33,132
Care Ratings, Ltd.	2,031	15,319
Castrol India, Ltd.	11,199	19,293
CCL Products India, Ltd.	8,455	27,839
Ceat, Ltd.	1,368	17,386
Central Bank of India (A)	10,366	2,894
Central Depository Services India, Ltd. (A)	1,657	4,527
Century Plyboards India, Ltd.	7,851	14,828
Century Textiles & Industries, Ltd.	1,858	22,199
Cera Sanitaryware, Ltd.	845	28,532
CESC Ventures, Ltd. (A)	2,509	11,684
CESC, Ltd.	3,387	36,951
CG Power and Industrial Solutions, Ltd. (A)	38,640	5,679
Chambal Fertilizers & Chemicals, Ltd.	11,943	25,726
Chennai Petroleum Corp., Ltd. (A)	3,148	8,611
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,549
Cholamandalam Financial Holdings, Ltd.	8,507	53,714
Cholamandalam Investment And Finance Company, Ltd.	17,243	65,251
Cipla, Ltd.	16,085	106,513
City Union Bank, Ltd.	16,091	45,461
Coal India, Ltd.	37,238	96,375
Colgate-Palmolive India, Ltd.	2,924	52,160
Container Corp. of India, Ltd.	8,172	58,395
Coromandel International, Ltd.	5,759	30,811
Corp. Bank (A)	67,269	17,858
Cox & Kings Financial Service, Ltd. (A)	12,972	173
Cox & Kings, Ltd.	12,150	760
CRISIL, Ltd.	2,497	45,008
Crompton Greaves Consumer Electricals, Ltd.	43,636	140,892
Cummins India, Ltd.	3,376	27,208
Cyient, Ltd.	7,633	44,924
Dabur India, Ltd.	15,302	96,056
Dalmia Bharat, Ltd.	24,445	309,833
DB Corp., Ltd.	10,044	18,792
DCB Bank, Ltd.	11,434	33,153
DCM Shriram, Ltd.	3,338	17,941
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	3,291
Deepak Nitrite, Ltd.	2,523	9,728
Delta Corp., Ltd.	8,433	20,957
Dewan Housing Finance Corp., Ltd. (A)	14,511	9,740
Dhampur Sugar Mills, Ltd.	2,251	4,619
20	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Dhanuka Agritech, Ltd.	3,022	$13,425
Digicontent, Ltd. (A)	3,817	318
Dilip Buildcon, Ltd. (C)	2,723	13,719
Dish TV India, Ltd.	46,324	14,199
Dishman Carbogen Amcis, Ltd. (A)	1,354	3,225
Divi's Laboratories, Ltd.	1,233	28,384
DLF, Ltd.	19,899	46,902
Dr. Lal PathLabs, Ltd. (C)	1,089	18,912
Dr. Reddy's Laboratories, Ltd.	5,095	182,952
Dynamatic Technologies, Ltd. (A)	876	13,809
eClerx Services, Ltd.	4,896	30,883
Edelweiss Financial Services, Ltd.	26,662	41,364
Eicher Motors, Ltd.	548	124,966
EID Parry India, Ltd.	6,483	13,985
EIH, Ltd.	9,617	21,339
Elgi Equipments, Ltd.	15,157	52,299
Emami, Ltd.	9,857	40,979
Endurance Technologies, Ltd. (C)	4,141	53,874
Engineers India, Ltd.	8,807	12,658
Entertainment Network India, Ltd.	1,131	5,699
Eris Lifesciences, Ltd. (A)(C)	3,927	20,669
Escorts, Ltd.	3,193	22,866
Essel Propack, Ltd.	2,501	3,787
Eveready Industries India, Ltd. (A)	2,641	2,979
Excel Industries, Ltd.	557	6,707
Exide Industries, Ltd.	7,924	19,834
Federal Bank, Ltd.	93,468	108,542
Federal-Mogul Goetze India, Ltd. (A)	4,929	37,262
Finolex Cables, Ltd.	7,048	36,331
Finolex Industries, Ltd.	4,543	32,032
Firstsource Solutions, Ltd.	20,707	14,004
Fortis Healthcare, Ltd. (A)	29,932	51,958
Future Lifestyle Fashions, Ltd.	2,234	13,306
Future Retail, Ltd. (A)	4,980	27,444
Gabriel India, Ltd.	9,247	13,336
GAIL India, Ltd.	66,880	121,886
Garware Technical Fibres, Ltd.	570	8,375
GE T&D India, Ltd.	7,991	17,000
GFL, Ltd.	2,756	1,729
GHCL, Ltd.	5,141	13,871
GIC Housing Finance, Ltd.	1,826	4,398
Gillette India, Ltd.	722	73,939
GlaxoSmithKline Consumer Healthcare, Ltd.	409	46,354
GlaxoSmithKline Pharmaceuticals, Ltd.	911	15,489
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
Glenmark Pharmaceuticals, Ltd.	9,568	$51,825
GM Breweries, Ltd.	333	1,642
GMR Infrastructure, Ltd. (A)	121,737	25,657
Godfrey Phillips India, Ltd.	824	11,818
Godrej Agrovet, Ltd. (C)	1,286	8,094
Godrej Consumer Products, Ltd.	9,235	78,886
Godrej Industries, Ltd.	3,907	22,968
Godrej Properties, Ltd. (A)	1,212	15,303
Granules India, Ltd.	10,612	13,418
Graphite India, Ltd.	3,367	12,611
Grasim Industries, Ltd.	9,194	91,422
Greaves Cotton, Ltd.	6,775	11,490
Greenpanel Industries, Ltd. (A)(D)	10,228	1,640
Greenply Industries, Ltd.	10,228	19,767
Grindwell Norton, Ltd.	4,815	37,043
GRUH Finance, Ltd.	7,982	28,801
Gujarat Alkalies & Chemicals, Ltd.	2,634	14,332
Gujarat Ambuja Exports, Ltd.	4,928	9,864
Gujarat Gas, Ltd.	10,223	25,561
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	9,608
Gujarat Pipavav Port, Ltd.	28,730	31,365
Gujarat State Fertilizers & Chemicals, Ltd.	20,632	21,975
Gujarat State Petronet, Ltd.	14,293	43,928
Gulf Oil Lubricants India, Ltd.	1,642	19,902
GVK Power & Infrastructure, Ltd. (A)	47,050	2,906
Hatsun Agro Product, Ltd.	3,134	26,629
Hatsun Agro Product, Ltd., Partly Paid Shares	160	921
Havells India, Ltd.	7,034	67,131
HCL Technologies, Ltd.	25,496	393,187
HDFC Bank, Ltd.	121,666	3,810,330
HDFC Life Insurance Company, Ltd. (C)	3,033	23,621
HEG, Ltd.	690	9,218
HeidelbergCement India, Ltd.	5,347	14,670
Heritage Foods, Ltd.	1,223	5,903
Hero MotoCorp, Ltd.	3,012	107,846
Hexaware Technologies, Ltd.	8,718	47,236
Hikal, Ltd.	4,873	9,872
HIL, Ltd.	253	4,121
Himachal Futuristic Communications, Ltd.	51,247	13,486
Himadri Speciality Chemical, Ltd.	8,292	9,007
Himatsingka Seide, Ltd.	6,490	11,470
Hindalco Industries, Ltd.	54,965	142,082
Hinduja Global Solutions, Ltd.	3,258	25,399
Hindustan Oil Exploration Company, Ltd. (A)	2,006	2,698
22	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Hindustan Petroleum Corp., Ltd.	26,715	$97,357
Hindustan Unilever, Ltd.	19,832	522,973
Honeywell Automation India, Ltd.	246	85,777
Hotel Leela Venture, Ltd. (A)	59,669	5,817
Housing Development & Infrastructure, Ltd. (A)	27,990	2,271
Housing Development Finance Corp., Ltd.	24,941	757,235
HSIL, Ltd.	2,451	1,605
Huhtamaki PPL, Ltd.	7,301	21,693
ICICI Bank, Ltd.	58,534	336,155
ICICI Lombard General Insurance Company, Ltd. (C)	4,220	73,741
ICICI Prudential Life Insurance Company, Ltd. (C)	4,445	26,403
IDFC First Bank, Ltd. (A)	80,944	49,540
IDFC, Ltd. (A)	60,709	30,107
IFB Industries, Ltd. (A)	1,789	16,344
IFCI, Ltd. (A)	60,997	6,033
Igarashi Motors India, Ltd.	2,183	6,174
IIFL Finance, Ltd.	72,539	121,055
IIFL Securities, Ltd. (A)(D)	72,539	209,122
IIFL Wealth Management, Ltd. (A)(D)	10,362	13,804
IL&FS Transportation Networks, Ltd. (A)	31,132	741
India Glycols, Ltd.	1,050	2,789
Indiabulls Housing Finance, Ltd.	23,318	147,911
Indiabulls Real Estate, Ltd. (A)	24,645	23,443
Indiabulls Ventures, Ltd., Partly Paid Shares	5,473	5,381
Indian Bank (A)	5,399	15,201
Indian Hume Pipe Company, Ltd.	2,579	8,838
Indian Oil Corp., Ltd.	148,341	254,185
Indian Overseas Bank (A)	237,452	34,969
Indoco Remedies, Ltd.	11,224	23,544
Indraprastha Gas, Ltd.	8,878	41,825
IndusInd Bank, Ltd.	4,916	96,261
Infibeam Avenues, Ltd.	1,962	1,097
Info Edge India, Ltd.	626	17,831
Infosys, Ltd.	132,686	1,514,251
Inox Fluorochemicals, Ltd. (A)(D)	2,756	28,536
Inox Leisure, Ltd. (A)	4,238	16,656
Insecticides India, Ltd.	990	8,207
Intellect Design Arena, Ltd. (A)	4,460	13,288
InterGlobe Aviation, Ltd. (C)	2,341	55,314
International Paper APPM, Ltd. (A)	1,536	9,543
Ipca Laboratories, Ltd.	2,728	36,964
IRB Infrastructure Developers, Ltd. (A)	7,984	8,536
ITC, Ltd.	102,862	353,999
J Kumar Infraprojects, Ltd.	4,863	8,011
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
India (continued)
Jagran Prakashan, Ltd.	22,765	$20,420
Jain Irrigation Systems, Ltd.	19,825	5,421
Jaiprakash Associates, Ltd. (A)	100,214	3,016
Jaiprakash Power Ventures, Ltd. (A)	246,265	5,178
Jamna Auto Industries, Ltd.	8,736	4,173
JB Chemicals & Pharmaceuticals, Ltd.	3,043	16,211
Jindal Saw, Ltd.	11,500	11,261
Jindal Stainless Hisar, Ltd. (A)	8,000	6,949
Jindal Stainless, Ltd. (A)	16,249	7,055
Jindal Steel & Power, Ltd. (A)	30,545	41,447
JK Cement, Ltd.	2,923	41,877
JK Lakshmi Cement, Ltd.	4,546	20,694
JK Paper, Ltd.	7,345	11,058
JK Tyre & Industries, Ltd.	5,594	4,626
JM Financial, Ltd.	34,378	35,280
Johnson Controls-Hitachi Air Conditioning India, Ltd.	608	14,022
JSW Energy, Ltd.	33,800	31,583
JSW Steel, Ltd.	74,874	228,630
Jubilant Foodworks, Ltd.	3,066	51,094
Jubilant Life Sciences, Ltd.	7,891	48,544
Just Dial, Ltd. (A)	1,510	15,184
Jyothy Laboratories, Ltd.	3,881	7,725
Kajaria Ceramics, Ltd.	4,103	27,202
Kalpataru Power Transmission, Ltd.	4,585	28,374
Kalyani Steels, Ltd.	3,418	8,661
Kansai Nerolac Paints, Ltd.	3,086	20,124
Kaveri Seed Company, Ltd.	2,377	15,687
KEC International, Ltd.	5,101	17,521
KEI Industries, Ltd.	4,692	30,887
Kirloskar Brothers, Ltd.	3,765	7,801
Kirloskar Oil Engines, Ltd.	5,185	12,273
KNR Constructions, Ltd.	5,450	16,231
Kolte-Patil Developers, Ltd.	2,398	7,533
Kotak Mahindra Bank, Ltd.	11,825	237,757
KPIT Technologies, Ltd.	76,782	104,133
KPR Mill, Ltd.	4,074	32,311
KRBL, Ltd.	3,905	11,662
L&T Finance Holdings, Ltd.	24,332	32,196
LA Opala RG, Ltd.	2,816	7,109
Lakshmi Machine Works, Ltd.	116	5,972
Larsen & Toubro Infotech, Ltd (C)	2,010	45,715
Larsen & Toubro, Ltd.	11,695	217,553
Laurus Labs, Ltd. (C)	4,538	21,029
LG Balakrishnan & Bros, Ltd.	2,528	11,773
24	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
LIC Housing Finance, Ltd.	15,819	$94,480
Linde India, Ltd.	5,028	35,377
LT Foods, Ltd.	10,845	3,470
Lupin, Ltd.	13,719	142,836
LUX Industries, Ltd.	400	5,956
Magma Fincorp, Ltd.	17,569	15,845
Mahanagar Gas, Ltd.	2,409	28,556
Mahindra & Mahindra Financial Services, Ltd.	20,916	93,751
Mahindra & Mahindra, Ltd.	28,331	210,176
Mahindra CIE Automotive, Ltd. (A)	10,554	22,501
Mahindra Holidays & Resorts India, Ltd. (A)	10,621	32,186
Mahindra Lifespace Developers, Ltd.	1,108	5,747
Majesco, Ltd.	1,421	8,413
Man Infraconstruction, Ltd.	11,110	3,301
Manappuram Finance, Ltd.	29,162	48,714
Mangalore Refinery & Petrochemicals, Ltd.	16,715	10,737
Marico, Ltd.	13,995	76,826
Marksans Pharma, Ltd.	20,609	3,941
Maruti Suzuki India, Ltd.	3,284	281,062
Mastek, Ltd.	812	3,900
Max Financial Services, Ltd. (A)	5,467	32,400
Max India, Ltd. (A)	9,102	7,654
Mayur Uniquoters, Ltd.	4,014	12,643
Meghmani Organics, Ltd.	8,623	5,514
Minda Corp., Ltd.	15,452	21,525
Minda Industries, Ltd.	5,101	24,118
Mindtree, Ltd.	820	7,907
MM Forgings, Ltd.	1,399	7,228
MOIL, Ltd.	5,355	9,379
Morepen Laboratories, Ltd. (A)	26,894	5,918
Motherson Sumi Systems, Ltd.	60,455	82,945
Motilal Oswal Financial Services, Ltd.	2,377	19,256
Mphasis, Ltd.	5,533	75,531
MPS, Ltd.	3,597	23,668
MRF, Ltd.	78	64,258
Multi Commodity Exchange of India, Ltd.	573	7,829
Muthoot Capital Services, Ltd. (A)	931	6,475
Muthoot Finance, Ltd.	7,879	66,960
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	122,685	6,007
Narayana Hrudayalaya, Ltd.	9,781	32,365
Natco Pharma, Ltd.	6,282	47,918
National Aluminium Company, Ltd.	30,687	18,050
Nava Bharat Ventures, Ltd.	16,853	19,365
Navin Fluorine International, Ltd.	1,518	15,515
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
India (continued)
Navneet Education, Ltd.	22,671	$31,285
NBCC India, Ltd.	20,368	10,046
NCC, Ltd.	22,228	17,019
NESCO, Ltd.	2,747	20,237
Nestle India, Ltd.	576	104,095
NHPC, Ltd.	108,939	35,790
NIIT Technologies, Ltd.	141	2,943
NIIT, Ltd.	5,671	7,266
Nilkamal, Ltd.	570	7,962
NLC India, Ltd.	29,563	22,508
NOCIL, Ltd.	4,078	4,977
NRB Bearings, Ltd.	7,992	10,732
NTPC, Ltd.	79,492	135,763
Nucleus Software Exports, Ltd.	2,182	9,964
Oberoi Realty, Ltd.	2,649	21,081
Oil & Natural Gas Corp., Ltd.	119,683	203,198
Oil India, Ltd.	11,025	22,857
Omaxe, Ltd. (A)	3,052	8,307
Oracle Financial Services Software, Ltd. (A)	1,238	53,057
Orient Cement, Ltd.	20,563	23,588
Orient Electric, Ltd.	7,442	16,476
Oriental Bank of Commerce (A)	10,020	10,309
Page Industries, Ltd.	254	66,500
Panama Petrochem, Ltd.	3,834	3,676
Parag Milk Foods, Ltd. (C)	3,025	5,945
PC Jeweller, Ltd.	14,194	6,642
Persistent Systems, Ltd.	2,797	21,228
Petronet LNG, Ltd.	49,070	183,519
Pfizer, Ltd.	365	15,067
Phillips Carbon Black, Ltd.	6,456	10,099
PI Industries, Ltd.	6,871	109,596
Pidilite Industries, Ltd.	3,776	72,831
Piramal Enterprises, Ltd.	4,013	115,126
PNB Housing Finance, Ltd. (C)	1,935	17,491
PNC Infratech, Ltd.	3,706	9,268
Power Finance Corp., Ltd. (A)	29,969	44,231
Power Grid Corp. of India, Ltd.	54,410	153,523
Power Mech Projects, Ltd.	840	7,932
Prabhat Dairy, Ltd. (A)	3,082	2,593
Praj Industries, Ltd.	5,641	8,082
Prakash Industries, Ltd. (A)	5,538	3,449
Prestige Estates Projects, Ltd.	19,188	79,624
Prime Focus, Ltd. (A)	22,077	11,777
Procter & Gamble Health, Ltd.	219	12,644
26	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Procter & Gamble Hygiene & Health Care, Ltd.	1,519	$217,784
PSP Projects, Ltd.	1,686	11,690
PTC India, Ltd.	18,544	14,631
Punjab & Sind Bank (A)	14,183	4,218
Punjab National Bank (A)	36,633	33,340
PVR, Ltd.	2,148	46,072
Radico Khaitan, Ltd. (A)	2,854	12,273
Rain Industries, Ltd.	8,295	9,332
Rajesh Exports, Ltd.	4,377	42,987
Rallis India, Ltd.	4,796	10,515
Ramco Systems, Ltd. (A)	1,024	2,576
Rane Holdings, Ltd.	843	11,284
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	7,038
Ratnamani Metals & Tubes, Ltd.	1,835	23,667
Raymond, Ltd.	2,169	17,290
RBL Bank, Ltd. (C)	19,118	88,059
REC, Ltd.	37,469	76,095
Redington India, Ltd.	31,166	46,504
Relaxo Footwears, Ltd.	3,026	19,451
Reliance Capital, Ltd.	7,826	3,795
Reliance Communications, Ltd. (A)	86,349	1,027
Reliance Industries, Ltd.	105,484	1,851,755
Reliance Infrastructure, Ltd.	7,999	4,313
Reliance Power, Ltd. (A)	70,059	3,239
Repco Home Finance, Ltd.	2,373	10,269
Sadbhav Engineering, Ltd.	12,476	23,978
Sadbhav Infrastructure Project, Ltd.	11,584	7,945
Sagar Cements, Ltd.	364	2,886
Sanghi Industries, Ltd. (A)	4,276	2,846
Sanofi India, Ltd.	330	28,576
Sasken Technologies, Ltd.	1,266	9,062
SBI Life Insurance Company, Ltd. (C)	2,278	26,811
Schaeffler India, Ltd.	663	37,619
Sequent Scientific, Ltd.	6,725	7,191
Seshasayee Paper & Boards, Ltd.	3,700	9,035
SH Kelkar & Company, Ltd. (A)(C)	2,917	5,084
Shankara Building Products, Ltd.	773	2,838
Sharda Cropchem, Ltd.	6,824	26,312
Sheela Foam, Ltd. (A)	521	8,878
Shree Cement, Ltd.	238	62,032
Shriram City Union Finance, Ltd.	2,014	37,682
Shriram EPC, Ltd. (A)	24,858	3,422
Shriram Transport Finance Company, Ltd.	8,555	115,796
Siemens, Ltd.	2,156	36,426
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
Sintex Plastics Technology, Ltd. (A)	21,399	$1,136
Siyaram Silk Mills, Ltd.	2,360	6,961
SKF India, Ltd.	2,016	52,507
Skipper, Ltd.	9,523	6,718
Sobha, Ltd.	4,249	31,674
Solar Industries India, Ltd.	4,558	70,737
Somany Ceramics, Ltd.	3,317	13,496
Somany Home Innovation, Ltd. (A)(D)	2,451	5,497
Sonata Software, Ltd.	2,617	11,336
Spencer's Retail, Ltd. (A)	14,439	15,292
Srei Infrastructure Finance, Ltd.	17,058	2,666
SRF, Ltd.	858	33,330
Star Cement, Ltd. (A)	15,435	20,986
State Bank of India (A)	41,558	159,107
Steel Authority of India, Ltd.	35,661	15,611
Sterlite Technologies, Ltd.	5,984	9,528
Strides Pharma Science, Ltd.	3,193	17,045
Sudarshan Chemical Industries, Ltd.	6,262	27,930
Sun Pharmaceutical Industries, Ltd.	21,143	133,799
Sun TV Network, Ltd.	6,569	40,135
Sundaram Finance Holdings, Ltd.	6,835	6,901
Sundaram Finance, Ltd.	1,639	34,506
Sundaram-Clayton, Ltd.	697	17,312
Sundram Fasteners, Ltd.	4,560	27,151
Sunteck Realty, Ltd.	3,702	23,897
Suprajit Engineering, Ltd.	7,705	17,833
Supreme Industries, Ltd.	2,097	32,343
Supreme Petrochem, Ltd.	9,949	26,318
Surya Roshni, Ltd.	2,932	6,610
Suven Life Sciences, Ltd.	3,881	14,027
Suzlon Energy, Ltd. (A)	180,061	9,453
Swaraj Engines, Ltd.	1,845	30,651
Symphony, Ltd.	2,011	35,660
Syndicate Bank (A)	66,001	29,885
Syngene International, Ltd. (C)	5,386	23,334
TAKE Solutions, Ltd.	6,117	10,241
Tasty Bite Eatables, Ltd.	94	10,944
Tata Chemicals, Ltd.	2,841	23,226
Tata Communications, Ltd.	2,825	16,957
Tata Consultancy Services, Ltd.	27,313	863,837
Tata Elxsi, Ltd.	1,315	11,630
Tata Global Beverages, Ltd.	19,840	77,332
Tata Metaliks, Ltd.	1,562	11,354
Tata Motors, Ltd. (A)	115,866	189,622
28	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Tata Sponge Iron, Ltd.	1,408	$8,594
Tata Steel, Ltd.	23,104	112,119
TCI Express, Ltd.	2,682	23,794
Tech Mahindra, Ltd.	23,766	231,571
Techno Electric & Engineering Company, Ltd. (A)	4,395	15,548
Tejas Networks, Ltd. (C)	4,274	4,711
Texmaco Rail & Engineering, Ltd.	7,462	4,729
The Anup Engineering, Ltd.	1,869	10,646
The Great Eastern Shipping Company, Ltd.	4,812	16,155
The India Cements, Ltd.	13,187	13,634
The Indian Hotels Company, Ltd.	21,970	42,689
The Jammu & Kashmir Bank, Ltd. (A)	20,026	11,646
The Karnataka Bank, Ltd.	10,008	10,560
The Karur Vysya Bank, Ltd.	30,314	24,575
The Lakshmi Vilas Bank, Ltd. (A)	12,893	6,979
The Phoenix Mills, Ltd.	3,443	33,692
The Ramco Cements, Ltd.	3,284	33,669
The South Indian Bank, Ltd.	46,489	7,095
The Tata Power Company, Ltd.	51,479	40,849
The Tinplate Company of India, Ltd.	3,175	4,530
Thermax, Ltd.	1,264	17,615
Thirumalai Chemicals, Ltd.	3,472	2,871
Thomas Cook India, Ltd.	8,758	17,443
Thyrocare Technologies, Ltd. (C)	2,982	19,252
Time Technoplast, Ltd.	22,266	19,002
Timken India, Ltd.	2,917	28,168
Titan Company, Ltd.	9,308	143,908
Torrent Pharmaceuticals, Ltd.	2,798	66,757
Torrent Power, Ltd.	6,822	26,566
Tourism Finance Corp. of India, Ltd.	2,921	3,431
Transport Corp. of India, Ltd.	6,063	24,768
Trent, Ltd.	5,991	39,247
Trident, Ltd.	7,436	5,858
Triveni Engineering & Industries, Ltd.	7,321	5,498
Triveni Turbine, Ltd.	24,757	34,337
TTK Prestige, Ltd.	108	8,691
Tube Investments of India, Ltd.	11,351	53,567
TV Today Network, Ltd.	5,027	21,326
TV18 Broadcast, Ltd. (A)	45,800	12,993
UCO Bank (A)	133,446	29,802
Uflex, Ltd.	4,634	13,308
UltraTech Cement, Ltd.	3,571	202,338
Union Bank of India (A)	24,015	19,769
United Breweries, Ltd.	1,730	33,314
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
India (continued)
United Spirits, Ltd. (A)	9,003	$79,744
UPL, Ltd.	14,785	116,572
VA Tech Wabag, Ltd. (A)	1,854	7,185
Vaibhav Global, Ltd.	2,692	31,940
Vakrangee, Ltd.	23,506	10,161
Vardhman Textiles, Ltd.	1,602	19,508
Varun Beverages, Ltd.	2,536	22,723
Vedanta, Ltd.	100,701	197,438
Venky's India, Ltd.	337	6,744
Vesuvius India, Ltd.	690	9,266
V-Guard Industries, Ltd.	5,667	18,339
Vinati Organics, Ltd.	682	20,219
VIP Industries, Ltd.	2,251	13,700
V-Mart Retail, Ltd.	527	14,787
Vodafone Idea, Ltd. (A)	475,993	35,995
Voltas, Ltd.	2,502	22,465
VRL Logistics, Ltd.	5,104	20,494
VST Industries, Ltd.	649	31,208
VST Tillers Tractors, Ltd.	456	6,526
WABCO India, Ltd.	368	31,543
Welspun Corp., Ltd.	6,625	11,324
Welspun Enterprises, Ltd.	5,021	6,389
Welspun India, Ltd.	19,448	13,654
West Coast Paper Mills, Ltd.	2,240	6,968
Wheels India, Ltd.	626	5,231
Whirlpool of India, Ltd.	1,179	25,587
Wipro, Ltd.	46,900	166,989
Wockhardt, Ltd. (A)	2,843	9,694
Wonderla Holidays, Ltd.	2,364	8,126
Yes Bank, Ltd.	94,414	79,956
Zee Entertainment Enterprises, Ltd.	24,349	127,943
Zensar Technologies, Ltd.	8,469	25,943
Zuari Agro Chemicals, Ltd. (A)	1,576	2,146
Zydus Wellness, Ltd.	1,037	23,879
Indonesia 2.9%		7,370,487
Ace Hardware Indonesia Tbk PT	604,300	73,402
Adaro Energy Tbk PT	1,192,600	94,305
Adhi Karya Persero Tbk PT	204,038	19,159
AKR Corporindo Tbk PT	65,100	19,572
Alam Sutera Realty Tbk PT (A)	750,400	16,489
Alfa Energi Investama Tbk PT (A)	27,900	4,521
Aneka Tambang Tbk PT	481,054	36,207
Arwana Citramulia Tbk PT	1,053,200	41,557
30	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Asahimas Flat Glass Tbk PT	113,500	$39,983
Astra Agro Lestari Tbk PT	43,433	32,118
Astra Graphia Tbk PT	230,100	16,038
Astra International Tbk PT	544,600	255,737
Astrindo Nusantara Infrastructure Tbk PT (A)	3,785,000	13,339
Asuransi Kresna Mitra Tbk PT (A)	277,300	20,525
Bakrie Telecom Tbk PT (A)(D)	22,579,900	39,795
Bank Central Asia Tbk PT	223,300	479,261
Bank Danamon Indonesia Tbk PT	205,471	69,590
Bank Mandiri Persero Tbk PT	495,092	251,728
Bank Negara Indonesia Persero Tbk PT	392,103	212,324
Bank Pan Indonesia Tbk PT (A)	191,900	18,644
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	306,100	34,159
Bank Pembangunan Daerah Jawa Timur Tbk PT	373,700	16,722
Bank Permata Tbk PT (A)	197,864	13,518
Bank Rakyat Indonesia Persero Tbk PT	2,106,500	632,252
Bank Tabungan Negara Persero Tbk PT	190,698	26,807
Barito Pacific Tbk PT	1,053,500	67,094
Bayan Resources Tbk PT	94,800	93,352
Berlian Laju Tanker Tbk PT (A)	11,916,666	42,004
BISI International Tbk PT	514,000	50,344
Bukit Asam Tbk PT	184,700	32,094
Bumi Serpong Damai Tbk PT (A)	427,200	40,525
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	7,354
Charoen Pokphand Indonesia Tbk PT	379,920	134,350
Ciputra Development Tbk PT	789,461	60,784
Citra Marga Nusaphala Persada Tbk PT (A)	1,816,175	189,381
City Retail Developments Tbk PT (A)	5,351,300	53,172
Delta Dunia Makmur Tbk PT (A)	590,800	14,796
Dharma Satya Nusantara Tbk PT	603,500	14,299
Eagle High Plantations Tbk PT (A)	1,002,100	9,170
Elnusa Tbk PT	400,600	9,755
Erajaya Swasembada Tbk PT	162,100	17,656
Fajar Surya Wisesa Tbk PT	85,200	50,099
Garuda Indonesia Persero Tbk PT (A)	361,400	12,426
Global Mediacom Tbk PT (A)	819,500	19,524
Gudang Garam Tbk PT	29,743	145,543
Hanson International Tbk PT (A)	4,000,200	27,921
Harum Energy Tbk PT	80,400	7,981
Indah Kiat Pulp & Paper Corp. Tbk PT	389,600	187,421
Indika Energy Tbk PT	129,600	12,295
Indo Tambangraya Megah Tbk PT	23,700	21,671
Indocement Tunggal Prakarsa Tbk PT	39,800	60,806
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
Indonesia (continued)
Indofood CBP Sukses Makmur Tbk PT	43,100	$36,542
Indofood Sukses Makmur Tbk PT	230,100	128,317
Indomobil Sukses Internasional Tbk PT	28,900	3,766
Indo-Rama Synthetics Tbk PT	54,900	15,846
Indosat Tbk PT (A)	110,300	28,350
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	337,700	30,424
Inovisi Infracom Tbk PT (A)(D)	671,012	132
Intiland Development Tbk PT	1,393,100	40,427
Japfa Comfeed Indonesia Tbk PT	311,000	34,463
Jasa Marga Persero Tbk PT	128,752	50,780
Kalbe Farma Tbk PT	681,200	81,128
Kapuas Prima Coal Tbk Pt	551,200	21,762
Kawasan Industri Jababeka Tbk PT (A)	2,007,762	44,997
Link Net Tbk PT	145,300	41,486
Lippo Karawaci Tbk PT (A)	3,247,637	58,095
Malindo Feedmill Tbk PT	149,200	9,716
Matahari Department Store Tbk PT	186,500	39,671
Mayora Indah Tbk PT	2,056,900	360,849
Medco Energi Internasional Tbk PT (A)	506,566	26,365
Media Nusantara Citra Tbk PT	298,200	26,008
Mitra Adiperkasa Tbk PT	1,077,700	75,202
Mitra Keluarga Karyasehat Tbk PT	145,600	26,135
MNC Sky Vision Tbk PT (A)	430,900	30,095
Modernland Realty Tbk PT (A)	2,009,300	33,939
Nippon Indosari Corpindo Tbk PT	156,811	14,254
Pabrik Kertas Tjiwi Kimia Tbk PT	77,700	54,407
Pakuwon Jati Tbk PT	1,030,900	46,440
Pan Brothers Tbk PT	1,101,200	50,394
Panin Financial Tbk PT (A)	1,137,200	24,358
Panin Sekuritas Tbk PT	22,500	2,488
Paninvest Tbk PT (A)	397,600	36,286
Pelayaran Tamarin Samudra Tbk PT (A)	250,000	7,934
Perusahaan Gas Negara Tbk PT	367,300	49,601
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	20,153
Pool Advista Indonesia Tbk PT (A)	37,300	3,142
PP Persero Tbk PT	214,287	27,841
PP Properti Tbk PT	1,020,100	8,253
Puradelta Lestari Tbk PT	506,700	11,065
Ramayana Lestari Sentosa Tbk PT	152,300	12,984
Resource Alam Indonesia Tbk PT (A)	969,000	14,299
Rimo International Lestari Tbk PT (A)	2,464,700	21,715
Sampoerna Agro Tbk PT (A)	618,600	96,413
Sarana Menara Nusantara Tbk PT	1,085,300	53,913
32	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Selamat Sempurna Tbk PT	374,800	$34,074
Semen Baturaja Persero Tbk PT	277,500	14,366
Semen Indonesia Persero Tbk PT	82,000	76,389
Sinar Mas Multiartha Tbk PT (A)	37,000	20,833
Smartfren Telecom Tbk PT (A)	914,700	8,626
Sri Rejeki Isman Tbk PT	937,100	22,191
Sugih Energy Tbk PT (A)(D)	8,409,300	29,642
Summarecon Agung Tbk PT	339,900	25,347
Surya Citra Media Tbk PT	283,000	24,596
Surya Semesta Internusa Tbk PT	132,900	6,792
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	1,384,000	435,146
Telekomunikasi Indonesia Persero Tbk PT, ADR	8,045	252,774
Tempo Scan Pacific Tbk PT	65,700	7,521
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	801,600	6,408
Tiphone Mobile Indonesia Tbk PT	179,500	3,280
Tower Bersama Infrastructure Tbk PT	224,800	94,558
Trada Alam Minera Tbk PT (A)	1,919,200	13,918
Trias Sentosa Tbk PT	706,000	18,464
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	369,300	23,391
Tunas Ridean Tbk PT	542,200	38,034
Ultrajaya Milk Industry & Trading Company Tbk PT	85,900	9,293
Unilever Indonesia Tbk PT	53,200	183,051
United Tractors Tbk PT	111,900	164,802
Vale Indonesia Tbk PT (A)	109,900	27,274
Visi Media Asia Tbk PT (A)	1,475,500	11,112
Waskita Beton Precast Tbk PT	592,800	14,099
Waskita Karya Persero Tbk PT	287,002	35,199
Wijaya Karya Beton Tbk PT	351,700	12,128
Wijaya Karya Persero Tbk PT	178,676	27,748
XL Axiata Tbk PT (A)	283,500	69,427
Malaysia 3.0%		7,611,690
7-Eleven Malaysia Holdings BHD	75,139	25,887
Aeon Company M BHD	55,700	19,183
AEON Credit Service M BHD	11,340	40,437
AFFIN Bank BHD	230,484	108,975
AirAsia Group BHD	117,800	50,082
Alliance Bank Malaysia BHD	122,400	87,195
AMMB Holdings BHD	75,450	75,259
APM Automotive Holdings BHD	31,800	18,142
Astro Malaysia Holdings BHD	58,000	18,180
Axiata Group BHD	97,659	117,099
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
Malaysia (continued)
Batu Kawan BHD	29,400	$109,670
Benalec Holdings BHD (A)	161,700	5,948
Berjaya Assets BHD (A)	435,700	32,090
Berjaya Sports Toto BHD	58,778	37,169
Bermaz Auto BHD	45,300	24,544
BIMB Holdings BHD	23,100	22,245
Bintulu Port Holdings BHD	300	279
Boustead Holdings BHD	87,707	21,666
Boustead Plantations BHD	760	124
British American Tobacco Malaysia BHD	6,400	29,989
Bursa Malaysia BHD	31,800	47,444
Cahya Mata Sarawak BHD	29,300	16,352
Carlsberg Brewery Malaysia BHD	6,900	42,470
CB Industrial Product Holding BHD	134,440	26,899
CIMB Group Holdings BHD	151,783	182,368
Coastal Contracts BHD (A)	120,166	26,114
Cypark Resources BHD	34,200	10,547
D&O Green Technologies BHD	64,700	7,669
Datasonic Group BHD	65,000	13,641
Dayang Enterprise Holdings BHD (A)	32,000	10,529
Dialog Group BHD	54,360	44,926
DiGi.Com BHD	101,380	120,851
DRB-Hicom BHD	45,900	27,441
Duopharma Biotech BHD	33,432	11,194
Dutch Lady Milk Industries BHD	3,500	52,682
Eco World Development Group BHD (A)	30,700	4,882
FGV Holdings BHD (A)	111,600	25,284
Fraser & Neave Holdings BHD	2,800	23,487
Frontken Corp. BHD	52,100	19,245
Gabungan AQRS BHD	26,010	7,588
Gadang Holdings BHD	55,300	9,116
Gamuda BHD	86,000	73,485
Gas Malaysia BHD	67,100	45,281
Genting BHD	65,500	93,312
Genting Malaysia BHD	61,800	46,021
Genting Plantations BHD	10,000	23,782
George Kent Malaysia BHD	33,700	8,390
Globetronics Technology BHD (B)	39,686	15,798
GuocoLand Malaysia BHD	183,100	28,928
HAP Seng Consolidated BHD	74,039	174,591
Hartalega Holdings BHD	39,500	48,139
Heineken Malaysia BHD	18,800	109,439
Hengyuan Refining Company BHD (A)	11,200	11,918
Hibiscus Petroleum BHD (A)	88,200	18,908
34	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Hock Seng LEE BHD	112,792	$36,192
Hong Leong Bank BHD	15,134	59,676
Hong Leong Financial Group BHD	8,261	33,100
Hong Leong Industries BHD	12,100	30,949
IGB BHD	45,400	29,269
IHH Healthcare BHD	45,300	62,269
IJM Corp. BHD	221,060	119,582
IJM Plantations BHD	57,300	19,883
Inari Amertron BHD	140,836	54,336
IOI Corp. BHD	40,800	42,721
IOI Properties Group BHD	127,571	36,039
JAKS Resources BHD (A)	43,900	7,856
Keck Seng Malaysia BHD	178,250	186,492
Kenanga Investment Bank BHD	151,217	17,960
Kerjaya Prospek Group BHD	79,420	26,592
Kim Loong Resources BHD	113,400	30,487
Kimlun Corp. BHD	24,211	7,648
Kossan Rubber Industries	47,700	47,829
KPJ Healthcare BHD	34,900	7,544
Kretam Holdings BHD (A)	140,100	12,991
KSL Holdings BHD (A)	113,310	21,416
Kuala Lumpur Kepong BHD	9,558	54,475
Kumpulan Fima BHD	56,700	23,166
Land & General BHD	972,340	35,816
Landmarks BHD (A)	232,900	25,759
LBS Bina Group BHD	117,300	14,621
Lingkaran Trans Kota Holdings BHD (B)	54,500	61,093
LPI Capital BHD	14,220	52,381
Magni-Tech Industries BHD	14,600	18,700
Magnum BHD	35,300	23,818
Malakoff Corp. BHD	78,100	16,231
Malayan Banking BHD	97,255	200,809
Malaysia Airports Holdings BHD	43,288	84,573
Malaysia Building Society BHD	70,044	14,140
Malaysian Pacific Industries BHD	10,938	23,133
Malaysian Resources Corp. BHD	121,600	21,068
Matrix Concepts Holdings BHD	68,378	30,879
Maxis BHD (B)	51,585	68,230
Media Prima BHD (A)	161,180	18,379
Mega First Corp. BHD	26,200	23,529
MISC BHD	27,650	47,695
MMC Corp. BHD	121,000	31,014
MPHB Capital BHD (A)	99,200	26,626
Muhibbah Engineering (M) BHD	10,300	6,040
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
Malaysia (continued)
Mulpha International BHD (A)	15,370	$7,377
My EG Services BHD	151,850	51,103
Nestle Malaysia BHD	1,400	49,074
NTPM Holdings BHD	145,500	13,841
Oriental Holdings BHD	40,420	62,186
OSK Holdings BHD	98,117	21,322
Padini Holdings BHD	21,500	18,512
Panasonic Manufacturing Malaysia BHD	10,900	106,247
Pentamaster Corp. BHD (A)	34,608	28,619
Petron Malaysia Refining & Marketing BHD	8,800	10,929
Petronas Chemicals Group BHD	106,200	174,767
Petronas Dagangan BHD	5,900	32,081
Petronas Gas BHD	16,900	64,581
PPB Group BHD	16,200	71,808
Press Metal Aluminium Holdings BHD	41,000	47,895
Public Bank BHD	105,360	508,609
QL Resources BHD	35,390	58,326
RHB Bank BHD	48,262	65,369
Sam Engineering & Equipment M BHD	3,000	5,684
Sapura Energy BHD	243,757	15,887
Sarawak Oil Palms BHD	72,142	35,645
Scientex BHD	20,700	41,052
SEG International BHD	33,942	5,083
Selangor Dredging BHD	158,800	24,323
Serba Dinamik Holdings BHD	27,500	28,733
Shangri-La Hotels Malaysia BHD	21,000	26,500
SHL Consolidated BHD	113,500	62,376
Sime Darby BHD	93,374	50,771
Sime Darby Plantation BHD	76,974	90,960
Sime Darby Property BHD	130,274	27,230
SKP Resources BHD	73,100	18,917
SP Setia BHD Group	53,308	19,746
Sumatec Resources BHD (A)	422,000	3,011
Sunway BHD	65,423	25,632
Sunway Construction Group BHD	33,862	16,325
Supermax Corp. BHD	58,400	20,642
Suria Capital Holdings BHD	196,380	60,209
Syarikat Takaful Malaysia BHD	23,400	32,022
Ta Ann Holdings BHD	74,808	38,206
TA Enterprise BHD	341,200	51,885
TA Global BHD	385,840	22,021
Tan Chong Motor Holdings BHD	173,600	58,928
Telekom Malaysia BHD	44,656	39,762
Tenaga Nasional BHD	76,300	252,922
36	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
TH Plantations BHD (A)	185,160	$17,624
TIME dotCom BHD	48,240	104,661
Top Glove Corp. BHD	91,900	103,685
Tropicana Corp. BHD	276,435	56,176
TSH Resources BHD	214,600	45,357
Uchi Technologies BHD	31,330	20,922
UEM Sunrise BHD (A)	113,366	18,026
UMW Holdings BHD	14,100	16,785
United Malacca BHD	63,550	76,769
United Plantations BHD	15,300	92,649
UOA Development BHD (B)	112,600	53,218
Velesto Energy BHD (A)	250,631	18,126
ViTrox Corp. BHD	18,000	29,884
VS Industry BHD	78,131	23,347
Wellcall Holdings BHD	163,450	46,256
Westports Holdings BHD	54,500	54,355
Yinson Holdings BHD	33,600	55,464
YTL Corp. BHD	789,130	187,393
YTL Power International BHD	121,580	21,378
Zhulian Corp. BHD	45,100	16,607
Malta 0.0%		26,309
Brait SE (A)	26,779	26,309
Mexico 3.5%		8,885,003
ALEATICA SAB de CV (B)	9,600	8,957
Alfa SAB de CV, Class A (B)	285,550	244,637
Alpek SAB de CV	28,981	31,958
Alsea SAB de CV (A)(B)	52,910	112,993
America Movil SAB de CV, Series L	963,579	704,841
Arca Continental SAB de CV (B)	13,445	70,326
Axtel SAB de CV (A)	182,316	21,560
Banco del Bajio SA (C)	28,594	47,582
Banco Santander Mexico SA	66,905	85,027
Becle SAB de CV (B)	12,935	18,149
Bio Pappel SAB de CV (A)	18,527	21,770
Bolsa Mexicana de Valores SAB de CV	33,174	61,361
Cemex SAB de CV	366,838	137,096
Coca-Cola Femsa SAB de CV	5,951	35,300
Coca-Cola Femsa SAB de CV, ADR	300	17,700
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	41,201	36,531
Corp. Inmobiliaria Vesta SAB de CV	22,784	35,469
Dine SAB de CV (A)(B)	103,700	51,743
El Puerto de Liverpool SAB de CV, Series C1	5,226	27,109
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
Mexico (continued)
Elementia SAB de CV (A)(B)(C)	22,179	$5,921
Fomento Economico Mexicano SAB de CV	23,057	210,891
Genomma Lab Internacional SAB de CV, Class B (A)	55,254	46,317
Gentera SAB de CV	80,333	59,804
Gruma SAB de CV, Class B	11,725	109,185
Grupo Aeromexico SAB de CV (A)(B)	37,795	28,797
Grupo Aeroportuario del Centro Norte SAB de CV	21,262	125,027
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,583	245,669
Grupo Aeroportuario del Sureste SAB de CV, ADR	882	129,998
Grupo Bimbo SAB de CV, Series A	71,327	124,528
Grupo Carso SAB de CV, Series A1 (B)	37,931	109,450
Grupo Cementos de Chihuahua SAB de CV (B)	8,843	46,330
Grupo Comercial Chedraui SA de CV	35,846	49,687
Grupo Elektra SAB de CV	5,184	357,219
Grupo Famsa SAB de CV, Class A (A)(B)	78,525	21,158
Grupo Financiero Banorte SAB de CV, Series O	72,402	390,667
Grupo Financiero Inbursa SAB de CV, Series O	59,550	73,392
Grupo Gigante SAB de CV (A)	166,920	282,427
Grupo Herdez SAB de CV	9,671	20,175
Grupo Hotelero Santa Fe SAB de CV (A)	101,125	26,389
Grupo Industrial Saltillo SAB de CV	62,908	67,486
Grupo KUO SAB de CV, Series B	142,185	331,385
Grupo Lala SAB de CV (B)	23,373	24,421
Grupo Mexico SAB de CV, Series B	264,359	608,745
Grupo Pochteca SAB de CV (A)	20,836	7,267
Grupo Sanborns SAB de CV	187,200	207,455
Grupo Simec SAB de CV, Series B (A)(B)	15,459	49,366
Grupo Sports World SAB de CV (A)	27,369	23,011
Grupo Televisa SAB	165,953	294,288
Hoteles City Express SAB de CV (A)	17,674	15,627
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (A)	116,601	134,337
Industrias Bachoco SAB de CV, Series B	13,295	60,957
Industrias CH SAB de CV, Series B (A)	14,379	49,010
Industrias Penoles SAB de CV (B)	17,720	213,084
Infraestructura Energetica Nova SAB de CV (A)	15,405	64,936
Kimberly-Clark de Mexico SAB de CV, Class A (A)	75,222	154,261
La Comer SAB de CV (A)(B)	12,689	15,347
Megacable Holdings SAB de CV	37,270	152,491
Mexichem SAB de CV	99,955	183,038
Minera Frisco SAB de CV, Series A1 (A)	273,262	42,268
Nemak SAB de CV (C)	27,159	12,657
Organizacion Cultiba SAB de CV	45,332	30,558
Organizacion Soriana SAB de CV, Series B (B)	1,031,046	1,163,184
38	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	7,906	$65,989
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	23,585
Qualitas Controladora SAB de CV	12,704	42,679
Regional SAB de CV	25,224	114,053
Telesites SAB de CV (A)(B)	127,696	80,282
TV Azteca SAB de CV (B)	389,865	21,398
Unifin Financiera SAB de CV	7,055	12,405
Vitro SAB de CV, Series A	29,089	60,394
Wal-Mart de Mexico SAB de CV	114,870	325,899
Netherlands 0.0%		86,112
VEON, Ltd.	32,993	86,112
Peru 0.2%		531,736
Cementos Pacasmayo SAA, ADR	4,994	40,302
Cia de Minas Buenaventura SAA, ADR (B)	2,497	38,054
Credicorp, Ltd.	2,050	424,596
Fossal SAA, ADR (A)	633	268
Grana y Montero SAA, ADR	11,010	28,516
Philippines 1.7%		4,262,576
8990 Holdings, Inc.	111,700	32,860
Aboitiz Equity Ventures, Inc.	63,570	65,791
Aboitiz Power Corp.	37,100	27,080
ACR Mining Corp. (A)(D)	3,145	1,081
Alliance Global Group, Inc.	165,600	40,392
Alsons Consolidated Resources, Inc.	629,000	15,827
Altus San Nicolas Corp. (A)(D)	2,834	282
Apex Mining Company, Inc. (A)	520,000	12,391
Atlas Consolidated Mining & Development Corp. (A)	78,800	3,832
Ayala Corp.	9,720	172,615
Ayala Land, Inc.	208,000	188,897
Bank of the Philippine Islands	14,300	24,151
BDO Unibank, Inc.	55,472	158,727
Belle Corp.	1,215,000	50,878
Bloomberry Resorts Corp.	237,900	47,248
Cebu Air, Inc.	33,300	62,666
Century Pacific Food, Inc.	130,950	34,963
China Banking Corp.	203,735	102,347
COL Financial Group, Inc.	10,000	3,535
Cosco Capital, Inc.	325,300	43,405
D&L Industries, Inc.	183,300	32,285
DMCI Holdings, Inc.	313,100	54,417
DoubleDragon Properties Corp. (A)	86,110	35,807
Eagle Cement Corp.	35,100	10,182
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Philippines (continued)
East West Banking Corp. (A)	89,050	$20,354
EEI Corp.	102,800	19,948
Emperador, Inc. (A)	367,200	51,137
Empire East Land Holdings, Inc. (A)	2,941,000	25,712
Filinvest Land, Inc.	909,750	28,304
First Gen Corp.	70,400	35,694
First Philippine Holdings Corp.	30,300	47,817
Global Ferronickel Holdings, Inc. (A)	297,000	8,386
Globe Telecom, Inc.	1,645	64,149
GT Capital Holdings, Inc.	4,276	74,551
Integrated Micro-Electronics, Inc.	67,155	10,565
International Container Terminal Services, Inc.	58,840	153,523
JG Summit Holdings, Inc.	84,620	116,894
Jollibee Foods Corp.	15,620	71,320
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	7,620
Lopez Holdings Corp.	365,600	32,582
LT Group, Inc.	136,600	38,786
Manila Electric Company	5,260	36,877
Manila Water Company, Inc.	119,000	51,442
Max's Group, Inc.	52,200	13,910
Megawide Construction Corp.	57,870	21,117
Megaworld Corp.	515,500	50,783
Metro Pacific Investments Corp.	610,300	58,024
Metro Retail Stores Group, Inc.	118,000	5,560
Metropolitan Bank & Trust Company	24,907	33,905
Nickel Asia Corp.	347,160	18,262
Petron Corp.	316,900	30,983
Philex Mining Corp. (A)	67,800	4,978
Philippine National Bank (A)	40,319	36,324
Phoenix Petroleum Philippines, Inc.	100,600	21,650
Pilipinas Shell Petroleum Corp.	33,380	20,134
PLDT, Inc.	5,735	129,953
Premium Leisure Corp.	977,000	13,141
Puregold Price Club, Inc.	40,400	34,087
RFM Corp.	101,000	9,896
Rizal Commercial Banking Corp.	247,493	131,150
Robinsons Land Corp.	147,196	70,663
Robinsons Retail Holdings, Inc.	39,590	59,328
San Miguel Corp.	88,604	306,337
San Miguel Food and Beverage, Inc.	21,830	37,735
Security Bank Corp.	10,247	40,141
Semirara Mining & Power Corp.	82,220	36,637
SM Investments Corp.	3,630	71,524
SM Prime Holdings, Inc.	191,904	130,085
40	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Philippines (continued)
Starmalls, Inc.	172,400	$19,217
The Philippine Stock Exchange, Inc.	13,624	48,802
Top Frontier Investment Holdings, Inc. (A)	24,482	116,085
Travellers International Hotel Group, Inc.	304,800	31,980
Union Bank of the Philippines	304,941	351,700
Universal Robina Corp.	32,630	108,391
Vista Land & Lifescapes, Inc.	391,700	57,935
Wilcon Depot, Inc.	76,500	24,839
Poland 1.3%		3,234,561
Agora SA	6,899	19,270
Alior Bank SA (A)	6,720	68,218
Amica SA	1,022	28,435
Apator SA	4,522	26,646
Asseco Poland SA	6,578	92,375
Bank Handlowy w Warszawie SA	1,958	24,784
Bank Millennium SA (A)	32,204	53,926
Bank Polska Kasa Opieki SA	1,680	41,123
Bioton SA (A)	26,178	27,794
Budimex SA	1,480	48,728
CCC SA	1,846	57,155
CD Projekt SA	1,044	66,255
Ciech SA (A)	2,152	19,456
ComArch SA	1,180	53,090
Cyfrowy Polsat SA	9,812	71,779
Dino Polska SA (A)(C)	1,595	61,621
Dom Development SA	481	9,778
Enea SA (A)	18,050	39,282
Energa SA (A)	8,060	13,389
Eurocash SA	6,185	31,948
Fabryki Mebli Forte SA (A)	3,773	23,659
Famur SA	36,449	34,339
Firma Oponiarska Debica SA	1,550	32,699
Getin Noble Bank SA (A)	162,956	15,409
Globe Trade Centre SA	18,851	43,987
Grupa Azoty SA (A)	2,417	23,010
Grupa Kety SA	3,637	278,763
Grupa Lotos SA	6,937	149,806
ING Bank Slaski SA	2,005	94,451
Inter Cars SA	1,150	57,621
Jastrzebska Spolka Weglowa SA	2,183	16,278
KGHM Polska Miedz SA (A)	7,305	143,478
KRUK SA	627	26,130
LC Corp. SA	47,624	28,146
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
Poland (continued)
LPP SA	65	$121,258
Lubelski Wegiel Bogdanka SA	888	8,590
mBank SA (A)	484	39,208
Netia SA (A)	89,548	102,338
Neuca SA	461	38,461
Orange Polska SA (A)	32,489	52,027
PGE Polska Grupa Energetyczna SA (A)	22,745	43,988
PKP Cargo SA	4,841	33,687
Polnord SA (A)	12,615	15,619
Polski Koncern Naftowy ORLEN SA	19,195	436,723
Polskie Gornictwo Naftowe i Gazownictwo SA	37,755	44,980
Powszechna Kasa Oszczednosci Bank Polski SA	19,550	192,362
Powszechny Zaklad Ubezpieczen SA	14,477	135,854
Santander Bank Polska SA	857	65,627
Stalprodukt SA	215	11,064
Tauron Polska Energia SA (A)	63,876	23,989
Warsaw Stock Exchange	2,268	22,405
Wawel SA	80	13,041
Zespol Elektrowni Patnow Adamow Konin SA (A)	5,285	10,512
Romania 0.1%		154,069
NEPI Rockcastle PLC	17,369	154,069
Russia 1.7%		4,320,330
Etalon Group PLC, GDR	2,625	5,126
Gazprom PJSC, ADR	65,984	456,851
Globaltrans Investment PLC, GDR	4,853	42,623
LUKOIL PJSC, ADR	10,478	844,590
Magnitogorsk Iron & Steel Works PJSC, GDR	13,238	108,122
Mail.Ru Group, Ltd., GDR (A)	2,868	64,659
MMC Norilsk Nickel PJSC, ADR	10,956	265,997
Mobile TeleSystems PJSC, ADR	11,358	91,205
Novatek PJSC, GDR	851	165,251
Novolipetsk Steel PJSC, GDR	4,896	109,028
O'Key Group SA, GDR (A)	7,545	11,528
PhosAgro PJSC, GDR	4,506	58,367
Polyus PJSC, GDR	827	47,582
Ros Agro PLC, GDR	1,484	16,202
Rosneft Oil Company PJSC, GDR	36,143	220,820
Rostelecom PJSC, ADR	10,640	77,578
RusHydro PJSC, ADR	59,496	49,334
Sberbank of Russia PJSC, ADR	61,920	850,162
Severstal PJSC, GDR	6,861	102,653
Tatneft PJSC, ADR	6,184	416,863
TMK PJSC, GDR	7,122	23,129
42	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Russia (continued)
VTB Bank PJSC, GDR	117,907	$137,042
X5 Retail Group NV, GDR	4,509	155,618
South Africa 6.7%		16,925,291
Absa Group, Ltd.	49,026	496,389
Adcock Ingram Holdings, Ltd.	6,499	24,708
Adcorp Holdings, Ltd.	25,714	33,948
Advtech, Ltd.	63,637	46,569
AECI, Ltd.	17,546	105,108
African Oxygen, Ltd.	25,659	33,833
African Phoenix Investments, Ltd. (A)	552,678	26,648
African Rainbow Minerals, Ltd.	12,480	136,267
Afrimat, Ltd.	16,248	32,695
Alexander Forbes Group Holdings, Ltd.	77,526	26,734
Allied Electronics Corp., Ltd., A Shares	40,524	63,635
Alviva Holdings, Ltd.	42,839	44,086
Anglo American Platinum, Ltd.	1,316	80,612
AngloGold Ashanti, Ltd.	16,287	370,190
AngloGold Ashanti, Ltd., ADR (B)	32,648	742,742
ArcelorMittal South Africa, Ltd. (A)	32,131	4,137
Ascendis Health, Ltd. (A)	20,332	5,968
Aspen Pharmacare Holdings, Ltd.	15,603	81,067
Assore, Ltd.	3,466	70,034
Astral Foods, Ltd.	3,430	35,939
Aveng, Ltd. (A)	3,504,675	4,621
AVI, Ltd.	24,363	133,147
Barloworld, Ltd.	19,494	142,787
Bid Corp., Ltd.	17,833	381,536
Blue Label Telecoms, Ltd. (A)	73,110	13,356
Capitec Bank Holdings, Ltd.	1,471	106,153
Cashbuild, Ltd.	1,875	29,407
Caxton & CTP Publishers & Printers, Ltd.	113,396	52,111
City Lodge Hotels, Ltd.	4,027	22,755
Clicks Group, Ltd.	18,360	240,970
Clover Industries, Ltd.	22,791	34,213
Coronation Fund Managers, Ltd.	17,193	48,247
Curro Holdings, Ltd.	21,916	27,765
DataTec, Ltd.	15,352	33,746
Dis-Chem Pharmacies, Ltd. (C)	12,218	17,923
Discovery, Ltd.	27,523	208,811
Distell Group Holdings, Ltd.	6,527	55,966
DRDGOLD, Ltd. (A)	12,776	5,814
enX Group, Ltd. (A)	8,796	6,932
EOH Holdings, Ltd. (A)	18,315	16,645
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
South Africa (continued)
Exxaro Resources, Ltd.	21,180	$189,953
Famous Brands, Ltd.	7,359	38,252
FirstRand, Ltd.	195,871	775,057
Gold Fields, Ltd., ADR	82,777	491,695
Grand Parade Investments, Ltd. (A)	66,516	12,691
Grindrod, Ltd.	70,015	20,253
Harmony Gold Mining Company, Ltd., ADR (A)	34,532	128,114
Hudaco Industries, Ltd.	5,058	37,138
Impala Platinum Holdings, Ltd. (A)	57,871	329,773
Imperial Holdings, Ltd. (A)	16,702	60,713
Investec, Ltd.	14,490	76,641
Invicta Holdings, Ltd.	10,662	13,390
Italtile, Ltd.	38,046	35,594
JSE, Ltd.	3,574	30,452
KAP Industrial Holdings, Ltd.	207,408	71,727
Kumba Iron Ore, Ltd.	3,105	80,550
Lewis Group, Ltd.	15,881	32,939
Liberty Holdings, Ltd.	17,013	123,072
Life Healthcare Group Holdings, Ltd.	132,612	199,525
Long4Life, Ltd. (A)	66,103	17,048
Massmart Holdings, Ltd.	16,996	50,452
Merafe Resources, Ltd.	677,781	40,216
Metair Investments, Ltd.	28,779	41,844
MiX Telematics, Ltd., ADR	2,273	32,095
Momentum Metropolitan Holdings	120,832	131,312
Motus Holdings, Ltd.	7,584	37,410
Mpact, Ltd.	30,462	34,798
Mr. Price Group, Ltd.	12,178	137,726
MTN Group, Ltd. (B)	203,196	1,374,910
MultiChoice Group, Ltd. (A)	19,711	173,404
Murray & Roberts Holdings, Ltd.	132,715	109,464
Nampak, Ltd. (A)	75,737	46,175
Naspers, Ltd., N Shares	7,416	1,687,628
Nedbank Group, Ltd.	24,080	359,031
Netcare, Ltd.	123,309	132,472
Northam Platinum, Ltd. (A)	21,500	111,378
Novus Holdings, Ltd.	5,844	1,253
Oceana Group, Ltd.	6,345	29,294
Old Mutual, Ltd.	36,548	43,763
Omnia Holdings, Ltd. (B)	10,370	30,560
Peregrine Holdings, Ltd.	28,331	31,732
Pick n Pay Stores, Ltd.	35,676	135,936
Pioneer Foods Group, Ltd.	16,111	112,274
PPC, Ltd. (A)	133,079	34,871
44	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
PSG Group, Ltd.	7,268	$96,005
Raubex Group, Ltd.	23,582	28,229
RCL Foods, Ltd.	10,269	6,956
Reunert, Ltd.	24,333	103,178
Rhodes Food Group Pty, Ltd.	25,474	26,470
Royal Bafokeng Platinum, Ltd. (A)	21,494	52,497
Sanlam, Ltd.	127,654	612,357
Santam, Ltd.	6,063	113,753
Sappi, Ltd.	76,696	228,665
Sasol, Ltd.	20,349	385,750
Shoprite Holdings, Ltd.	24,189	180,327
Sibanye Gold, Ltd., ADR (A)(B)	51,156	288,520
Spur Corp., Ltd.	15,386	22,477
Stadio Holdings, Ltd. (A)	51,931	8,867
Standard Bank Group, Ltd.	74,488	871,538
Steinhoff International Holdings NV (A)(B)	277,666	21,947
Sun International, Ltd. (A)	18,286	46,893
Super Group, Ltd. (A)	32,550	61,243
Telkom SA SOC, Ltd.	31,617	166,228
The Bidvest Group, Ltd.	34,476	406,210
The Foschini Group, Ltd.	16,894	167,567
The SPAR Group, Ltd.	18,567	212,744
Tiger Brands, Ltd.	11,117	153,305
Tongaat Hulett, Ltd. (A)(D)	16,506	12,937
Transaction Capital, Ltd.	49,833	72,727
Trencor, Ltd. (A)	22,683	34,490
Truworths International, Ltd.	33,526	116,633
Tsogo Sun Gaming, Ltd.	46,649	42,501
Vodacom Group, Ltd.	50,059	379,999
Wilson Bayly Holmes-Ovcon, Ltd.	6,887	45,477
Woolworths Holdings, Ltd. (B)	63,220	230,012
South Korea 14.5%		36,408,425
ABco Electronics Company, Ltd.	955	3,521
Able C&C Company, Ltd. (A)	359	3,027
Ace Technologies Corp. (A)(B)	2,228	15,328
Advanced Cosmeceutical Technology Company, Ltd. (A)(D)	724	2,678
Advanced Nano Products Company, Ltd.	473	6,361
Advanced Process Systems Corp.	1,012	22,281
Aekyung Petrochemical Company, Ltd.	1,138	6,751
AfreecaTV Company, Ltd.	660	33,178
Ahnlab, Inc.	288	14,735
AJ Networks Company, Ltd.	3,192	12,378
AJ Rent A Car Company, Ltd. (A)	1,302	11,563
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
South Korea (continued)
Ajin Industrial Company, Ltd. (A)	2,965	$7,874
AK Holdings, Inc.	593	16,319
ALUKO Company, Ltd.	3,314	6,647
Amorepacific Corp.	521	56,037
AMOREPACIFIC Group	487	23,753
Ananti, Inc. (A)	690	6,950
Aprogen KIC, Inc. (A)	1,612	2,882
APS Holdings Corp. (A)	1,899	15,257
Asia Cement Company, Ltd.	198	14,192
ASIA Holdings Company, Ltd.	194	18,024
Asia Paper Manufacturing Company, Ltd.	752	20,525
Asiana Airlines, Inc. (A)	16,050	76,429
Atinum Investment Company, Ltd.	3,880	5,511
Aurora World Corp.	555	5,422
Austem Company, Ltd.	1,208	2,203
Avaco Company, Ltd.	1,745	7,423
Baiksan Company, Ltd.	1,511	7,187
Bcworld Pharm Company, Ltd.	16	175
BGF Company, Ltd.	2,408	11,447
BGF retail Company, Ltd.	358	60,230
BH Company, Ltd. (A)	1,811	23,512
Binex Company, Ltd. (A)	1,385	9,331
Binggrae Company, Ltd.	278	13,086
BioSmart Company, Ltd. (A)	1,334	5,560
Biovill Company, Ltd. (A)(D)	4,344	5,864
BIT Computer Company, Ltd. (A)	489	1,699
BNK Financial Group, Inc.	10,877	60,231
Boditech Med, Inc.	681	4,914
Bookook Securities Company, Ltd.	368	5,852
Boryung Medience Company, Ltd. (A)	476	2,970
Boryung Pharmaceutical Company, Ltd.	635	6,461
Bosung Power Technology Company, Ltd. (A)	1,899	2,777
Busan City Gas Company, Ltd.	186	5,436
Byucksan Corp.	3,406	4,701
Capro Corp.	3,485	9,998
Caregen Company, Ltd. (A)(D)	219	13,832
Cell Biotech Company, Ltd.	375	5,460
Celltrion Pharm, Inc. (A)	417	11,432
Celltrion, Inc. (A)(B)	4,541	590,644
Cheil Worldwide, Inc.	2,237	48,806
Chemtronics Company, Ltd. (A)	1,041	7,535
Cheryong Electric Company, Ltd.	496	2,664
ChinHung International, Inc. (A)	1,998	3,212
Choa Pharmaceutical Company (A)	887	2,659
46	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Chong Kun Dang Pharmaceutical Corp.	493	$33,805
Chongkundang Holdings Corp.	428	31,373
Chosun Refractories Company, Ltd.	99	6,978
Chungdahm Learning, Inc.	580	8,146
CJ CGV Company, Ltd.	706	19,602
CJ CheilJedang Corp.	492	92,989
CJ Corp.	1,166	78,583
CJ ENM Company, Ltd.	738	98,210
CJ Freshway Corp.	785	18,054
CJ Hello Company, Ltd.	2,843	14,787
CJ Logistics Corp. (A)	437	51,588
Clean & Science Company, Ltd.	436	7,824
CMG Pharmaceutical Company, Ltd. (A)	4,018	9,310
Com2uS Corp.	423	32,914
Coreana Cosmetics Company, Ltd. (A)	428	1,231
COSMAX NBT, Inc.	1,250	7,861
Cosmax, Inc.	417	24,588
CosmoAM&T Company, Ltd. (A)	970	7,965
Cosmochemical Company, Ltd. (A)	635	3,533
COSON Company, Ltd. (A)	581	2,798
COWELL FASHION Company, Ltd.	3,245	15,988
Crown Confectionery Company, Ltd.	461	3,192
CROWNHAITAI Holdings Company, Ltd.	594	5,327
CS Wind Corp.	207	5,152
CTC BIO, Inc. (A)	644	2,864
CTGen Company, Ltd. (A)	1,085	1,619
Cuckoo Holdings Company, Ltd.	129	11,171
Cuckoo Homesys Company, Ltd.	180	6,033
D.I. Corp.	851	2,188
DA Technology Company, Ltd. (A)	1,767	3,874
Dae Dong Industrial Company, Ltd.	657	3,021
Dae Han Flour Mills Company, Ltd.	212	31,185
Dae Hwa Pharmaceutical Company, Ltd.	763	8,741
Dae Won Kang Up Company, Ltd.	3,502	10,985
Dae Young Packaging Company, Ltd. (A)	4,196	4,078
Daea TI Company, Ltd.	1,930	8,323
Daeduck Electronics Company	3,713	28,961
Daehan New Pharm Company, Ltd. (A)	1,118	9,202
Daehan Steel Company, Ltd.	1,190	6,497
Dae-Il Corp.	2,436	4,722
Daejoo Electronic Materials Company, Ltd. (A)	405	7,272
Daekyo Company, Ltd.	3,192	16,094
Daelim Industrial Company, Ltd.	1,867	150,711
Daesang Corp.	1,153	20,678
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
South Korea (continued)
Daesang Holdings Company, Ltd.	1,433	$8,010
Daewon Cable Company, Ltd. (A)	2,197	2,072
Daewon Pharmaceutical Company, Ltd.	660	7,964
Daewon San Up Company, Ltd.	1,661	7,712
Daewoo Engineering & Construction Company, Ltd. (A)	10,866	37,538
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	9,824	222,059
Daewoong Company, Ltd.	1,309	17,852
Daewoong Pharmaceutical Company, Ltd.	135	18,719
Daihan Pharmaceutical Company, Ltd.	428	11,169
Daishin Securities Company, Ltd.	1,799	17,395
Daou Data Corp.	1,820	12,269
Daou Technology, Inc.	1,699	27,381
Dasan Networks, Inc. (A)	946	5,368
Dawonsys Company, Ltd.	926	10,416
DB Financial Investment Company, Ltd.	3,443	12,213
DB HiTek Company, Ltd.	4,548	55,263
DB Insurance Company, Ltd.	5,286	209,281
DB, Inc. (A)	6,345	4,069
Deutsch Motors, Inc. (A)	2,601	19,658
Development Advance Solution Company, Ltd.	872	4,301
DGB Financial Group, Inc.	6,891	39,226
DHP Korea Company, Ltd.	549	3,338
DI Dong Il Corp.	110	6,847
DIO Corp. (A)	618	22,464
Diostech Company, Ltd. (A)	2,891	1,611
DMS Company, Ltd.	2,801	11,381
DNF Company, Ltd.	1,757	12,495
Dong A Eltek Company, Ltd.	876	5,337
Dong Ah Tire & Rubber Company, Ltd.	1,936	20,057
Dong-A Socio Holdings Company, Ltd.	257	18,677
Dong-A ST Company, Ltd.	230	16,210
Dong-Ah Geological Engineering Company, Ltd.	855	16,046
Dongbang Transport Logistics Company, Ltd.	5,492	7,856
Dongjin Semichem Company, Ltd.	1,855	20,931
DongKook Pharmaceutical Company, Ltd.	356	19,233
Dongkuk Steel Mill Company, Ltd. (A)	3,593	18,023
Dongsuh Companies, Inc.	1,160	17,273
DONGSUNG Corp.	982	4,365
Dongsung Finetec Company, Ltd. (A)	639	4,283
Dongwha Pharmaceutical Company, Ltd.	1,513	10,288
Dongwon Development Company, Ltd.	8,327	28,605
Dongwon F&B Company, Ltd.	69	12,430
Dongwon Industries Company, Ltd.	102	19,312
48	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Dongwon Systems Corp.	324	$10,324
Doosan Bobcat, Inc.	2,428	71,918
Doosan Corp.	240	19,925
Doosan Heavy Industries & Construction Company, Ltd. (A)	10,131	50,094
Doosan Infracore Company, Ltd. (A)	12,806	65,447
DoubleUGames Company, Ltd.	350	16,019
Douzone Bizon Company, Ltd.	1,172	55,638
DRB Holding Company, Ltd.	7,357	32,238
DTR Automotive Corp.	990	24,951
Duk San Neolux Company, Ltd. (A)	786	13,224
DY Corp.	2,484	9,847
DY POWER Corp.	1,051	9,313
e Tec E&C, Ltd.	168	9,695
E1 Corp.	642	25,441
Eagon Holdings Company, Ltd.	10,839	24,662
Easy Bio, Inc.	4,817	20,655
Ecopro Company, Ltd. (A)	781	13,024
Ehwa Technologies Information Company, Ltd. (A)	41,722	9,193
e-LITECOM Company, Ltd.	736	2,853
E-MART, Inc.	938	89,970
EM-Tech Company, Ltd.	1,048	8,565
EMW Company, Ltd. (A)(D)	8,120	13,977
ENF Technology Company, Ltd.	1,124	19,831
Eo Technics Company, Ltd.	333	20,085
Estechpharma Company, Ltd.	422	2,128
Eugene Corp.	3,338	13,544
Eugene Investment & Securities Company, Ltd.	7,899	14,373
Eugene Technology Company, Ltd.	1,539	15,646
F&F Company, Ltd.	346	22,527
Farmsco	2,027	8,198
FarmStory Company, Ltd. (A)	4,847	4,010
Feelux Company, Ltd. (A)	1,369	4,877
Fila Korea, Ltd.	1,790	84,605
Fine Semitech Corp.	1,874	10,257
Foosung Company, Ltd. (A)	2,863	21,531
Fursys, Inc.	336	8,474
Gabia, Inc.	1,060	6,924
Gamevil, Inc. (A)	325	8,288
Gaon Cable Company, Ltd.	244	3,371
Geumhwa PSC Company, Ltd.	327	7,687
GNCO Company, Ltd. (A)	3,240	2,851
GOLFZON Company, Ltd.	304	16,697
Grand Korea Leisure Company, Ltd.	2,113	33,707
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
South Korea (continued)
Green Cross Cell Corp.	117	$3,784
Green Cross Corp.	186	16,613
Green Cross Holdings Corp.	976	14,932
GS Engineering & Construction Corp.	4,553	122,037
GS Global Corp.	4,428	9,228
GS Holdings Corp.	7,140	283,320
GS Home Shopping, Inc.	189	24,939
GS Retail Company, Ltd.	909	29,087
G-SMATT GLOBAL Company, Ltd. (A)	3,490	1,477
Hae In Corp.	703	2,746
HAESUNG DS Company, Ltd.	1,272	12,051
Haimarrow Food Service Company, Ltd.	7,718	17,901
Haitai Confectionery & Foods Company, Ltd.	671	4,214
Halla Corp. (A)	3,798	9,345
Halla Holdings Corp.	659	23,172
Hana Financial Group, Inc.	16,291	437,601
Hana Tour Service, Inc.	594	20,511
Hanall Biopharma Company, Ltd. (A)	1,203	26,492
Hancom, Inc.	1,410	11,784
Handok, Inc.	440	7,601
Handsome Company, Ltd.	592	14,420
Hanil Cement Company, Ltd.	130	10,865
Hanil Holdings Company, Ltd.	261	10,348
Hanil Hyundai Cement Company, Ltd.	101	2,777
Hanjin Heavy Industries & Construction Company, Ltd. (A)	5,910	22,833
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (A)	689	1,624
Hanjin Kal Corp.	1,107	26,940
Hanjin Transportation Company, Ltd.	479	11,588
Hankook Shell Oil Company, Ltd.	74	19,713
Hankook Tire & Technology Company, Ltd.	5,223	125,887
Hanmi Pharm Company, Ltd.	186	43,191
Hanmi Science Company, Ltd.	356	12,040
Hanmi Semiconductor Company, Ltd.	3,101	14,719
HanmiGlobal Company, Ltd.	473	3,377
Hanon Systems	7,452	71,436
Hans Biomed Corp.	412	7,624
Hansae Company, Ltd.	698	10,213
Hansae Yes24 Holdings Company, Ltd.	769	4,524
Hanshin Construction Company, Ltd.	985	12,531
Hansol Chemical Company, Ltd.	836	54,298
Hansol Holdings Company, Ltd. (A)	6,093	22,128
Hansol Paper Company, Ltd.	1,635	21,476
50	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hansol Technics Company, Ltd. (A)	4,255	$24,714
Hanssem Company, Ltd.	268	13,390
Hanwha Aerospace Company, Ltd. (A)	1,538	49,472
Hanwha Chemical Corp.	5,626	80,540
Hanwha Corp.	2,433	49,306
Hanwha Galleria Timeworld Company, Ltd.	193	2,793
Hanwha General Insurance Company, Ltd.	6,667	18,009
Hanwha Investment & Securities Company, Ltd. (A)	11,414	19,484
Hanwha Life Insurance Company, Ltd.	25,921	54,400
Hanyang Eng Company, Ltd.	1,161	11,382
Hanyang Securities Company, Ltd.	2	12
Harim Holdings Company, Ltd.	2,199	17,554
HB Technology Company, Ltd.	4,557	11,029
HDC Holdings Company, Ltd.	2,820	29,497
HDC I-Controls Company, Ltd.	262	2,009
Heung-A Shipping Company, Ltd. (A)	33,448	12,288
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	8,032	21,598
Hite Jinro Company, Ltd.	2,643	48,046
Hitejinro Holdings Company, Ltd.	5	43
HJ Magnolia Yongpyong Hotel & Resort Corp.	1,056	5,909
Homecast Company, Ltd. (A)	1,134	4,333
Hotel Shilla Company, Ltd.	1,652	107,689
HS Industries Company, Ltd.	3,265	23,892
HS R&A Company, Ltd.	5,930	8,968
HSD Engine Company, Ltd. (A)	1,919	5,268
Huchems Fine Chemical Corp.	1,256	22,104
Hugel, Inc. (A)	57	17,369
Humax Company, Ltd. (A)	1,565	7,386
Humedix Company, Ltd.	475	8,486
Huneed Technologies (A)	2,215	12,450
Huons Company, Ltd.	2,703	101,625
Huons Global Company, Ltd.	1,773	42,609
Huvis Corp.	1,370	7,147
Huvitz Company, Ltd.	672	5,130
Hwa Shin Company, Ltd.	1,306	3,048
Hwajin Company, Ltd. (A)(D)	8,174	18,585
Hwangkum Steel & Technology Company, Ltd.	785	5,115
HwaSung Industrial Company, Ltd.	1,690	16,828
Hy-Lok Corp.	1,026	14,334
Hyosung Advanced Materials Corp. (A)	243	27,177
Hyosung Chemical Corp.	174	21,643
Hyosung Corp.	456	32,545
Hyosung Heavy Industries Corp. (A)	591	17,302
Hyosung TNC Company, Ltd.	189	24,488
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Korea (continued)
Hyundai Bioscience Company, Ltd. (A)	1,208	$12,247
Hyundai BNG Steel Company, Ltd.	218	1,562
Hyundai Construction Equipment Company, Ltd.	1,282	31,392
Hyundai Corp.	702	10,926
Hyundai Corp. Holdings, Inc.	587	5,596
Hyundai Department Store Company, Ltd.	706	45,533
Hyundai Electric & Energy System Company, Ltd. (A)	677	7,101
Hyundai Elevator Company, Ltd. (A)	631	41,106
Hyundai Engineering & Construction Company, Ltd.	1,753	60,040
Hyundai Glovis Company, Ltd.	827	109,305
Hyundai Greenfood Company, Ltd.	3,412	32,457
Hyundai Heavy Industries Holdings Company, Ltd.	407	111,544
Hyundai Home Shopping Network Corp.	441	33,932
Hyundai Hy Communications & Network Company, Ltd.	6,784	20,926
Hyundai Livart Furniture Company, Ltd.	1,313	15,289
Hyundai Marine & Fire Insurance Company, Ltd.	5,989	118,347
Hyundai Merchant Marine Company, Ltd. (A)	10,849	30,441
Hyundai Mipo Dockyard Company, Ltd.	934	31,851
Hyundai Mobis Company, Ltd.	1,948	400,400
Hyundai Motor Company	3,923	416,994
Hyundai Pharmaceutical Company, Ltd.	1,136	4,404
Hyundai Rotem Company, Ltd. (A)	712	10,115
Hyundai Steel Company	3,654	112,725
Hyundai Telecommunication Company, Ltd.	353	2,294
Hyundai Wia Corp.	1,183	42,275
ICD Company, Ltd.	1,712	15,860
IHQ, Inc.	4,680	6,796
Il Dong Pharmaceutical Company, Ltd.	2,264	30,044
IlDong Holdings Company, Ltd.	758	6,734
Iljin Diamond Company, Ltd.	359	10,402
Iljin Materials Company, Ltd. (A)	546	19,249
Ilshin Spinning Company, Ltd.	170	11,457
Ilyang Pharmaceutical Company, Ltd. (A)	639	10,829
iMarketKorea, Inc.	1,567	14,834
InBody Company, Ltd.	1,161	23,038
Industrial Bank of Korea	10,089	103,356
Innocean Worldwide, Inc.	383	21,332
Innox Advanced Materials Company, Ltd. (A)	1,902	76,691
Inscobee, Inc. (A)	4,497	10,604
Insun ENT Company, Ltd. (A)	1,874	11,249
Interojo Company, Ltd.	1,041	20,126
Interpark Holdings Corp.	2,562	4,491
INTOPS Company, Ltd.	1,885	20,016
Iones Company, Ltd. (A)	1,720	7,361
52	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
IS Dongseo Company, Ltd.	1,458	$36,296
i-SENS, Inc.	526	12,347
ISU Chemical Company, Ltd.	968	7,721
IsuPetasys Company, Ltd.	1,131	3,906
It's Hanbul Company, Ltd.	350	5,589
J.ESTINA Company, Ltd.	443	2,031
Jahwa Electronics Company, Ltd.	827	5,880
Jayjun Cosmetic Company, Ltd. (A)	1,190	4,185
JB Financial Group Company, Ltd.	11,063	50,177
Jcontentree Corp. (A)	206	5,760
Jeil Savings Bank (A)(D)	1,850	0
Jeju Air Company, Ltd.	631	12,496
Jinsung T.E.C.	2,276	13,216
JS Corp.	384	4,593
Jusung Engineering Company, Ltd.	2,598	14,372
JVM Company, Ltd.	109	2,873
JW Life Science Corp.	981	18,016
JW Pharmaceutical Corp.	580	12,862
JYP Entertainment Corp.	1,091	17,290
Kakao Corp.	741	82,432
Kanglim Company, Ltd. (A)	1,810	3,997
Kangnam Jevisco Company, Ltd.	439	8,164
Kangwon Land, Inc.	1,985	46,331
KAON Media Company, Ltd.	343	2,785
KB Financial Group, Inc.	17,010	555,769
KC Company, Ltd.	858	8,728
KC Tech Company, Ltd.	460	5,858
KCC Corp.	231	43,054
KCC Engineering & Construction Company, Ltd.	812	4,243
KEPCO Engineering & Construction Company, Inc.	427	6,288
KEPCO Plant Service & Engineering Company, Ltd.	1,384	36,193
KEYEAST Company, Ltd. (A)	5,530	10,671
KG Chemical Corp.	894	8,288
KG Eco Technology Service Company, Ltd.	1,004	2,580
Kginicis Company, Ltd.	1,735	21,909
KGMobilians Company, Ltd.	1,431	6,957
KH Vatec Company, Ltd. (A)	1,223	8,978
Kia Motors Corp.	7,524	271,586
KINX, Inc.	402	11,196
KISCO Corp.	2,054	8,382
KISCO Holdings Company, Ltd.	939	9,581
KISWIRE, Ltd.	1,181	22,719
KIWOOM Securities Company, Ltd.	814	44,307
KMH Company, Ltd.	601	2,633
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
Kodaco Company, Ltd. (A)(D)	7,499	$13,590
Koentec Company, Ltd.	2,009	16,149
Koh Young Technology, Inc.	486	30,767
Kolmar BNH Company, Ltd.	1,146	24,464
Kolmar Korea Holdings Company, Ltd.	571	9,612
Kolon Corp.	705	8,832
Kolon Industries, Inc.	1,191	39,190
Kolon Life Science, Inc. (A)	336	4,388
Kolon Plastic, Inc.	895	3,803
KoMiCo, Ltd.	583	12,212
Korea Aerospace Industries, Ltd.	1,205	39,151
Korea Asset In Trust Company, Ltd.	18,731	52,564
Korea Autoglass Corp.	1,054	15,326
Korea Circuit Company, Ltd. (A)	1,133	4,573
Korea District Heating Corp. (A)	413	17,130
Korea Electric Power Corp. (A)	8,441	178,354
Korea Electric Terminal Company, Ltd.	438	16,853
Korea Gas Corp.	1,625	52,451
Korea Information Certificate Authority, Inc.	1,030	3,097
Korea Investment Holdings Company, Ltd.	2,507	150,013
Korea Line Corp. (A)	1,420	27,336
Korea Materials & Analysis Corp. (A)	218	1,874
Korea Petrochemical Industrial Company, Ltd.	246	23,827
Korea Real Estate Investment & Trust Company, Ltd.	13,600	23,832
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,043	94,871
Korea United Pharm, Inc.	596	9,730
Korea Zinc Company, Ltd.	267	95,989
Korean Air Lines Company, Ltd.	3,332	61,069
Korean Reinsurance Company	8,242	55,265
Kortek Corp.	1,000	10,247
KPM Tech Company, Ltd. (A)	4,649	3,744
KPX Chemical Company, Ltd.	134	6,138
KSS LINE, Ltd.	3,146	18,041
KT Corp.	1,250	27,889
KT Skylife Company, Ltd.	2,656	20,433
KT&G Corp.	2,595	218,525
KTCS Corp.	1,970	3,309
Kukdo Chemical Company, Ltd.	223	8,136
Kumho Industrial Company, Ltd.	1,164	12,412
Kumho Petrochemical Company, Ltd.	1,219	70,904
Kumho Tire Company, Inc. (A)	6,125	20,733
Kumkang Kind Company, Ltd.	2,795	9,229
Kwang Dong Pharmaceutical Company, Ltd.	1,959	11,529
54	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Kyeryong Construction Industrial Company, Ltd.	847	$16,001
Kyongbo Pharmaceutical Company, Ltd.	455	3,154
Kyung Dong Navien Company, Ltd.	334	11,411
Kyung Nam Pharm Company, Ltd. (A)(D)	2,808	32,896
Kyungbang Company, Ltd.	1,157	9,354
KyungDong Invest Company, Ltd.	30	810
Kyung-In Synthetic Corp. (B)	2,070	13,375
L&F Company, Ltd.	652	15,809
LB Semicon, Inc. (A)	3,114	23,284
Leaders Cosmetics Company, Ltd. (A)	484	2,523
Lee Ku Industrial Company, Ltd. (A)	2,782	3,913
LEENO Industrial, Inc.	515	23,620
LF Corp.	1,828	29,131
LG Chem, Ltd.	1,651	451,682
LG Corp.	2,929	172,304
LG Display Company, Ltd. (A)	5,753	66,495
LG Display Company, Ltd., ADR (A)(B)	90,235	521,558
LG Electronics, Inc.	7,079	358,571
LG Hausys, Ltd.	473	23,018
LG Household & Health Care, Ltd.	315	307,317
LG Innotek Company, Ltd.	920	74,954
LG International Corp.	2,319	32,962
LG Uplus Corp.	7,805	85,195
LIG Nex1 Company, Ltd.	395	10,170
Lion Chemtech Company, Ltd.	800	4,766
Liveplex Company, Ltd. (A)	5,828	4,298
Lock&Lock Company, Ltd.	920	9,073
Lotte Chemical Corp.	1,213	225,756
Lotte Chilsung Beverage Company, Ltd.	450	48,381
Lotte Confectionery Company, Ltd.	114	14,213
Lotte Corp.	1,028	28,358
Lotte Fine Chemical Company, Ltd.	1,260	45,466
Lotte Food Company, Ltd.	33	12,081
Lotte Himart Company, Ltd.	604	15,623
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	10,908
Lotte Shopping Company, Ltd.	616	69,325
LS Corp.	896	33,516
LS Industrial Systems Company, Ltd.	999	37,909
Macrogen, Inc. (A)	335	6,538
Maeil Dairies Company, Ltd.	256	19,343
Maeil Holdings Company, Ltd.	480	5,022
Magicmicro Company, Ltd. (A)	2,534	2,521
Mando Corp.	1,703	48,036
Mcnex Company, Ltd.	1,165	17,624
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
South Korea (continued)
ME2ON Company, Ltd. (A)	2,810	$13,226
Medipost Company, Ltd. (A)	820	19,897
Medy-Tox, Inc.	1,237	360,194
Meerecompany, Inc.	1,172	36,062
MegaStudyEdu Company, Ltd.	785	20,728
Meritz Financial Group, Inc.	6,271	66,553
Meritz Fire & Marine Insurance Company, Ltd.	4,421	65,521
Meritz Securities Company, Ltd.	19,208	75,493
MiCo, Ltd.	2,851	12,641
Minwise Company, Ltd.	1,182	16,311
Mirae Asset Daewoo Company, Ltd.	18,361	112,996
Mirae Asset Life Insurance Company, Ltd.	6,888	23,475
MK Electron Company, Ltd.	1,581	10,206
Modetour Network, Inc.	724	8,856
Moorim P&P Company, Ltd.	2,438	9,116
Moorim Paper Company, Ltd.	5,443	12,202
Multicampus Corp.	178	5,766
MyungMoon Pharm Company, Ltd. (A)	862	3,048
Namhae Chemical Corp.	1,084	7,930
Namyang Dairy Products Company, Ltd.	49	20,649
Nasmedia Company, Ltd.	634	16,865
NAVER Corp.	3,967	480,560
NCSoft Corp.	491	217,671
NeoPharm Company, Ltd.	409	15,299
Neowiz (A)	1,353	17,762
NEPES Corp.	1,937	51,777
Netmarble Corp. (A)(C)	311	24,240
New Power Plasma Company, Ltd. (A)	220	2,748
Nexen Corp.	5,489	26,092
Nexen Tire Corp.	4,056	31,294
NextEye Company, Ltd.	397	430
NH Investment & Securities Company, Ltd.	8,500	86,465
NHN Corp. (A)	1,035	51,832
NHN KCP Corp.	2,035	35,331
NICE Holdings Company, Ltd.	1,125	18,264
Nice Information & Telecommunication, Inc.	598	18,056
NICE Information Service Company, Ltd.	1,825	19,908
NICE Total Cash Management Company, Ltd.	2,194	12,583
Nong Woo Bio Company, Ltd.	564	5,549
NongShim Company, Ltd.	117	23,223
NOROO Paint & Coatings Company, Ltd.	430	2,553
NS Shopping Company, Ltd.	2,799	23,362
OCI Company, Ltd.	949	52,127
Opto Device Technology Company, Ltd.	373	1,363
56	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
OPTRON-TEC, Inc.	2,457	$11,301
Orange Life Insurance, Ltd. (C)	2,062	45,912
Orion Corp.	804	59,897
Orion Holdings Corp.	1,265	16,421
Osstem Implant Company, Ltd. (A)	379	14,414
Ottogi Corp.	87	41,065
Paik Kwang Industrial Company, Ltd.	3,130	6,472
Pan Ocean Company, Ltd. (A)	9,495	38,155
Pan-Pacific Company, Ltd.	5,799	13,422
Paradise Company, Ltd.	1,307	17,502
Partron Company, Ltd.	4,282	41,274
Pearl Abyss Corp. (A)	209	33,634
PHARMA RESEARCH PRODUCTS Company, Ltd.	170	4,855
PNE Solution Company, Ltd.	529	4,708
Poonglim Industrial Company, Ltd. (A)(D)	276	19
Poongsan Corp.	1,263	22,993
Poongsan Holdings Corp.	406	11,708
POSCO	3,316	578,328
POSCO Chemical Company, Ltd.	848	36,992
Posco ICT Company, Ltd.	4,009	16,527
Posco International Corp.	3,312	50,234
Posco M-Tech Company, Ltd.	2,114	9,669
Power Logics Company, Ltd. (A)	1,809	14,009
Protec Company, Ltd.	1,269	18,563
PSK, Inc. (A)	1,236	15,504
Pulmuone Company, Ltd.	2,010	14,858
Pyeong Hwa Automotive Company, Ltd.	901	7,814
RFHIC Corp.	538	14,821
S&T Corp. (A)	1,523	21,518
S&T Dynamics Company, Ltd.	7,663	39,562
S&T Holdings Company, Ltd.	302	3,746
S&T Motiv Company, Ltd.	643	27,814
S.Y. Company, Ltd. (A)	981	3,610
S-1 Corp.	1,084	90,330
Sam Chun Dang Pharm Company, Ltd.	567	14,941
Sam Young Electronics Company, Ltd.	1,158	8,947
Sam Yung Trading Company, Ltd.	3,507	47,240
Sambo Motors Company, Ltd.	1,609	7,221
Sambon Electronics Company, Ltd. (A)	1,293	2,806
Samchully Company, Ltd.	240	16,707
Samho Development Company, Ltd.	1,773	6,448
Samho International Company, Ltd.	32	500
SAMHWA Paints Industrial Company, Ltd.	5,759	25,483
Samick THK Company, Ltd.	534	5,349
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
South Korea (continued)
Samjin Pharmaceutical Company, Ltd.	502	$11,173
Samkee Automotive Company, Ltd.	2,037	4,401
Sammok S-Form Company, Ltd.	1,048	8,387
SAMPYO Cement Company, Ltd. (A)	2,549	7,245
Samsung Biologics Company, Ltd. (A)(C)	401	89,248
Samsung C&T Corp.	1,460	104,284
Samsung Card Company, Ltd.	1,362	37,320
Samsung Electro-Mechanics Company, Ltd. (B)	3,017	222,328
Samsung Electronics Company, Ltd.	269,350	9,806,759
Samsung Engineering Company, Ltd. (A)	5,388	69,109
Samsung Fire & Marine Insurance Company, Ltd.	1,597	302,077
Samsung Heavy Industries Company, Ltd. (A)	13,137	84,220
Samsung Life Insurance Company, Ltd.	2,498	140,724
Samsung Pharmaceutical Company, Ltd. (A)	3,416	8,676
Samsung SDI Company, Ltd.	1,153	238,123
Samsung SDS Company, Ltd.	912	147,818
Samsung Securities Company, Ltd.	2,538	74,077
SAMT Company, Ltd.	5,773	9,684
Samwha Capacitor Company, Ltd.	526	17,623
Samyang Corp.	486	20,134
Samyang Foods Company, Ltd.	292	16,884
Samyang Holdings Corp.	435	21,642
Samyang Tongsang Company, Ltd.	232	11,793
Sang-A Frontec Company, Ltd.	430	5,768
Sangbo Corp. (A)	2,204	1,961
Sangsangin Company, Ltd. (A)	3,162	30,588
Sangsin Energy Display Precision Company, Ltd.	990	8,935
SaraminHR Company, Ltd.	1,326	30,295
SBS Media Holdings Company, Ltd. (A)	945	1,667
S-Connect Company, Ltd. (A)	6,872	7,629
Seah Besteel Corp.	1,593	21,268
SeAH Holdings Corp.	94	6,302
SeAH Steel Corp.	352	17,688
Sebang Company, Ltd.	1,104	11,070
Sebang Global Battery Company, Ltd.	496	15,710
Seegene, Inc. (A)	879	15,715
Sejong Industrial Company, Ltd.	995	3,833
Sekonix Company, Ltd. (A)	3,353	17,514
Sempio Foods Company	227	5,903
Seobu T&D (A)	8,517	54,188
Seohan Company, Ltd.	9,774	10,465
Seohee Construction Company, Ltd.	18,520	18,079
Seojin System Company, Ltd.	696	13,524
Seoul Semiconductor Company, Ltd.	1,598	19,499
58	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Seoulin Bioscience Company, Ltd.	1,309	$8,764
SEOWONINTECH Company, Ltd.	540	2,324
Seoyon E-Hwa Company, Ltd.	105	478
Sewon Cellontech Company, Ltd. (A)	2,245	5,032
SEWOONMEDICAL Company, Ltd.	1,931	5,450
SFA Engineering Corp.	833	27,401
SFA Semicon Company, Ltd. (A)	6,891	14,302
SFC Company, Ltd. (A)(D)	3,804	5,700
SH Energy & Chemical Company, Ltd.	2,681	2,328
Shin Poong Pharmaceutical Company, Ltd. (A)	1,448	7,044
Shindaeyang Paper Company, Ltd.	237	14,310
Shinhan Financial Group Company, Ltd.	12,812	431,255
Shinhan Financial Group Company, Ltd., ADR (B)	4,986	166,732
Shinil Industrial Company, Ltd.	4,362	5,445
Shinsegae Engineering & Construction Company, Ltd.	261	5,365
Shinsegae Food Company, Ltd.	212	13,492
Shinsegae Information & Communication Company, Ltd.	72	6,192
Shinsegae International, Inc.	109	16,739
Shinsegae, Inc.	301	57,547
Shinyoung Securities Company, Ltd.	686	31,940
SHOWBOX Corp.	5,970	15,389
Silicon Works Company, Ltd.	652	17,694
SIMMTECH Company, Ltd.	1,480	8,325
Sindoh Company, Ltd.	703	23,952
SK Bioland Company, Ltd.	727	7,790
SK Chemicals Company, Ltd.	424	15,260
SK D&D Company, Ltd.	481	10,929
SK Discovery Company, Ltd.	1,163	21,382
SK Gas, Ltd.	1,914	121,033
SK Holdings Company, Ltd.	1,346	222,571
SK Hynix, Inc.	32,188	2,061,342
SK Innovation Company, Ltd.	3,098	422,901
SK Materials Company, Ltd.	267	40,176
SK Networks Company, Ltd.	6,697	29,508
SK Securities Company, Ltd.	33,889	17,228
SK Telecom Company, Ltd.	644	127,307
SKC Company, Ltd.	1,009	38,379
SKC Solmics Company, Ltd. (A)	3,773	9,995
SKCKOLONPI, Inc.	558	14,167
SL Corp.	916	16,304
SM Entertainment Company, Ltd. (A)	668	16,475
S-MAC Company, Ltd. (A)	13,579	9,014
S-Oil Corp.	1,569	125,567
Songwon Industrial Company, Ltd.	862	13,118
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
South Korea (continued)
Soulbrain Company, Ltd.	719	$40,419
SPC Samlip Company, Ltd.	232	16,779
Spigen Korea Company, Ltd.	296	12,933
Ssangyong Cement Industrial Company, Ltd.	4,522	21,693
Ssangyong Motor Company (A)	3,936	9,989
ST Pharm Company, Ltd.	358	4,653
Suheung Company, Ltd.	920	23,458
Sunchang Corp.	1,434	5,403
SundayToz Corp. (A)	201	2,528
Sung Kwang Bend Company, Ltd.	2,199	18,809
Sungdo Engineering & Construction Company, Ltd.	1,070	4,151
Sungshin Cement Company, Ltd.	1,538	10,383
Sungwoo Hitech Company, Ltd.	6,093	17,847
Sunjin Company, Ltd.	1,060	9,117
Sunny Electronics Corp. (A)	1,058	2,860
Suprema, Inc. (A)	225	4,281
SurplusGLOBAL, Inc.	2,117	4,161
Synopex, Inc. (A)	6,863	18,341
Systems Technology, Inc.	787	9,960
Tae Kyung Industrial Company, Ltd.	604	2,780
Taekwang Industrial Company, Ltd.	45	39,884
Taeyoung Engineering & Construction Company, Ltd.	4,251	42,717
Taihan Electric Wire Company, Ltd. (A)	15,121	7,376
Taihan Fiberoptics Company, Ltd. (A)	3,088	10,113
Taihan Textile Company, Ltd.	263	4,258
Tailim Packaging Company, Ltd.	2,077	11,848
TechWing, Inc.	1,236	9,469
Telcon RF Pharmaceutical, Inc. (A)	4,349	18,150
Telechips, Inc.	543	5,442
TES Company, Ltd.	1,540	18,973
Tesna Company, Ltd.	662	23,086
Theragen Etex Company, Ltd. (A)	1,048	6,060
TK Chemical Corp. (A)	4,083	9,201
TK Corp.	1,609	13,946
Tokai Carbon Korea Company, Ltd.	315	13,023
Tongyang Life Insurance Company, Ltd.	7,524	22,823
Tongyang, Inc.	13,328	17,478
Tonymoly Company, Ltd.	241	1,828
Top Engineering Company, Ltd.	1,152	8,289
Toptec Company, Ltd.	1,541	10,245
Tovis Company, Ltd.	2,914	15,803
T'way Holdings, Inc. (A)	4,157	6,003
Ubiquoss Holdings, Inc.	528	11,370
UIL Company, Ltd.	596	2,391
60	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Unid Company, Ltd.	821	$30,869
Union Semiconductor Equipment & Materials Company, Ltd.	2,789	9,344
Unison Company, Ltd. (A)	101	77
UniTest, Inc.	2,037	18,539
Value Added Technology Company, Ltd.	533	10,700
Vieworks Company, Ltd.	627	12,798
Vitzro Tech Company, Ltd.	831	3,639
Vitzrocell Company, Ltd. (A)	1,287	11,064
Webzen, Inc. (A)	1,268	18,383
Wemade Company, Ltd.	670	16,982
Whanin Pharmaceutical Company, Ltd.	637	7,947
Winix, Inc.	1,168	17,540
WiSoL Company, Ltd.	1,676	19,939
WIZIT Company, Ltd. (A)	3,288	2,539
WONIK CUBE Corp. (A)	1,133	1,869
Wonik Holdings Company, Ltd. (A)	3,450	10,810
WONIK IPS Company, Ltd.	4,214	81,800
Wonik Materials Company, Ltd.	871	17,375
Wonik QnC Corp. (A)	1,066	8,605
Woongjin Company, Ltd. (A)	2,449	2,695
Woongjin Coway Company, Ltd.	1,927	133,599
Woongjin Energy Company, Ltd. (A)(D)	2,513	1,612
Woongjin Thinkbig Company, Ltd. (A)	1,793	3,234
Woori Financial Group, Inc.	50,185	493,839
Woori Financial Group, Inc., ADR	2,563	75,224
Woori Investment Bank Company, Ltd. (A)	13,076	7,102
Woori Technology Investment Company, Ltd.	6,580	14,872
Woori Technology, Inc. (A)	3,129	2,402
Woorison F&G Company, Ltd.	2,437	4,539
Woory Industrial Company, Ltd.	508	9,225
Wooshin Systems Company, Ltd.	790	3,316
Y G-1 Company, Ltd.	2,396	15,570
YeaRimDang Publishing Company, Ltd. (A)	1,353	4,239
YG Entertainment, Inc.	319	5,597
YJM Games Company, Ltd. (A)	1,588	2,154
YMC Company, Ltd.	1,769	5,995
Yoosung Enterprise Company, Ltd.	2,120	4,706
Young In Frontier Company, Ltd. (A)	841	6,591
Young Poong Corp.	45	20,941
Youngone Corp.	961	27,925
Youngone Holdings Company, Ltd.	879	35,809
Yuanta Securities Korea Company, Ltd. (A)	8,310	18,318
Yuhan Corp.	151	28,664
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
South Korea (continued)
YuHwa Securities Company, Ltd.	2,191	$21,445
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	13,175
Yuyu Pharma, Inc.	328	2,741
Zeus Company, Ltd.	624	6,003
Spain 0.0%		62,399
AmRest Holdings SE (A)	6,051	62,399
Taiwan 16.0%		40,290,218
Ability Enterprise Company, Ltd.	24,782	13,324
Ability Opto-Electronics Technology Company, Ltd.	6,753	10,979
Accton Technology Corp.	19,796	104,238
Acer, Inc.	117,510	64,323
Acon Holding, Inc. (A)	46,000	11,981
Acter Group Corp., Ltd.	3,550	17,742
Actron Technology Corp.	5,300	16,004
A-DATA Technology Company, Ltd.	17,000	26,360
Addcn Technology Company, Ltd.	5,000	39,344
Adlink Technology, Inc.	5,920	9,009
Advanced Ceramic X Corp.	4,000	28,332
Advanced International Multitech Company, Ltd.	18,000	23,193
Advanced Lithium Electrochemistry Cayman Company, Ltd. (A)	6,706	2,911
Advanced Optoelectronic Technology, Inc. (A)	9,000	4,464
Advanced Wireless Semiconductor Company	10,000	21,341
Advancetek Enterprise Company, Ltd.	56,761	29,538
Advantech Company, Ltd.	8,854	75,241
Aerospace Industrial Development Corp.	48,000	48,053
AGV Products Corp. (A)	47,000	10,368
Airtac International Group	5,736	59,012
Alchip Technologies, Ltd.	5,000	21,792
Alcor Micro Corp.	12,000	5,525
Allied Circuit Company, Ltd.	3,000	6,617
Allis Electric Company, Ltd.	16,480	8,545
Alltek Technology Corp.	9,999	5,759
Alpha Networks, Inc. (A)	32,000	24,955
Altek Corp.	20,000	15,896
Amazing Microelectronic Corp.	7,916	28,384
AMPOC Far-East Company, Ltd.	7,000	6,128
AmTRAN Technology Company, Ltd. (A)	85,775	29,638
Anpec Electronics Corp.	9,465	18,083
APCB, Inc.	23,000	20,210
Apex Biotechnology Corp.	8,060	6,988
Apex International Company, Ltd.	16,030	25,661
Apex Science & Engineering	103,124	33,485
62	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Arcadyan Technology Corp.	8,379	$27,850
Ardentec Corp.	31,363	27,284
ASE Technology Holding Company, Ltd., ADR	116,793	525,533
Asia Cement Corp.	91,608	125,360
Asia Optical Company, Inc.	9,710	26,465
Asia Pacific Telecom Company, Ltd. (A)	178,000	34,443
Asia Polymer Corp.	63,171	30,652
Asia Vital Components Company, Ltd.	19,667	26,376
ASMedia Technology, Inc.	2,260	36,318
ASPEED Technology, Inc.	2,000	48,962
Asustek Computer, Inc.	22,528	146,189
Aten International Company, Ltd.	8,000	21,289
AU Optronics Corp. (B)	626,000	163,047
Audix Corp.	16,560	19,240
Aurora Corp.	8,600	26,183
AVY Precision Technology, Inc. (A)	10,871	11,828
Awea Mechantronic Company, Ltd.	6,615	5,915
Axiomtek Company, Ltd.	11,000	19,822
Bank of Kaohsiung Company, Ltd.	81,147	25,058
Basso Industry Corp.	8,700	13,953
BenQ Materials Corp.	19,000	13,155
BES Engineering Corp.	98,200	23,557
Bin Chuan Enterprise Company, Ltd.	17,000	12,118
Biostar Microtech International Corp. (A)	6,000	2,120
Bioteque Corp.	6,000	25,511
Boardtek Electronics Corp. (A)	8,000	7,562
Brighton-Best International Taiwan, Inc.	19,817	21,766
C Sun Manufacturing, Ltd.	34,000	30,625
Capital Futures Corp.	9,600	13,400
Capital Securities Corp.	105,826	29,472
Career Technology MFG. Company, Ltd.	29,019	30,931
Casetek Holdings, Ltd.	15,378	25,153
Caswell, Inc.	3,000	8,076
Catcher Technology Company, Ltd.	40,000	280,350
Cathay Chemical Works	41,000	23,679
Cathay Financial Holding Company, Ltd.	335,619	428,834
Cathay Real Estate Development Company, Ltd.	41,000	26,548
Celxpert Energy Corp.	8,000	7,388
Center Laboratories, Inc.	11,053	21,525
Central Reinsurance Company, Ltd.	18,666	10,600
Chailease Holding Company, Ltd.	49,398	195,723
ChainQui Construction Development Company, Ltd.	15,906	12,397
Champion Building Materials Company, Ltd. (A)	33,852	7,014
Chang Hwa Commercial Bank, Ltd.	158,669	102,001
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
Taiwan (continued)
Chang Wah Electromaterials, Inc.	6,909	$34,969
Chang Wah Technology Company, Ltd.	3,000	30,191
Channel Well Technology Company, Ltd.	21,000	16,646
Chant Sincere Company, Ltd.	11,000	9,083
Charoen Pokphand Enterprise	11,465	25,197
Chaun-Choung Technology Corp.	7,000	56,217
CHC Healthcare Group	12,000	16,720
Chen Full International Company, Ltd.	11,000	12,700
Chenbro Micom Company, Ltd.	8,000	18,375
Cheng Loong Corp.	87,480	48,814
Cheng Mei Materials Technology Corp. (A)	46,050	13,836
Cheng Shin Rubber Industry Company, Ltd.	185,031	259,106
Cheng Uei Precision Industry Company, Ltd.	45,335	49,995
Chia Chang Company, Ltd.	10,000	11,489
Chia Hsin Cement Corp.	62,089	31,116
Chian Hsing Forging Industrial Company, Ltd.	4,000	6,269
Chicony Electronics Company, Ltd.	34,455	96,730
Chicony Power Technology Company, Ltd.	16,305	30,140
Chieftek Precision Company, Ltd.	6,875	18,259
Chien Kuo Construction Company, Ltd.	68,872	21,813
Chilisin Electronics Corp.	8,270	20,690
China Airlines, Ltd.	255,820	75,243
China Bills Finance Corp.	125,000	58,681
China Chemical & Pharmaceutical Company, Ltd.	24,000	14,171
China Development Financial Holding Corp.	434,531	125,685
China Electric Manufacturing Corp.	78,000	22,417
China General Plastics Corp.	23,847	14,380
China Life Insurance Company, Ltd. (A)	113,437	88,805
China Man-Made Fiber Corp.	56,733	14,610
China Metal Products Company, Ltd.	14,966	14,435
China Motor Corp.	42,905	34,131
China Petrochemical Development Corp.	210,047	66,357
China Steel Chemical Corp.	11,000	44,111
China Steel Corp.	549,038	404,554
China Steel Structure Company, Ltd.	7,000	5,313
Ching Feng Home Fashions Company, Ltd. (A)	11,000	11,856
Chin-Poon Industrial Company, Ltd.	28,642	29,109
Chipbond Technology Corp.	42,000	83,697
ChipMOS Technologies, Inc.	51,638	50,598
Chong Hong Construction Company, Ltd.	12,024	30,609
Chroma ATE, Inc.	17,440	84,336
Chun YU Works & Company, Ltd.	108,000	69,752
Chun Yuan Steel	106,381	34,541
Chung Hung Steel Corp.	91,226	28,799
64	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Chung Hwa Pulp Corp.	72,898	$23,193
Chung-Hsin Electric & Machinery Manufacturing Corp.	37,125	23,925
Chunghwa Precision Test Tech Company, Ltd.	1,000	24,216
Chunghwa Telecom Company, Ltd.	155,000	537,547
Chunghwa Telecom Company, Ltd., ADR	2,121	73,175
Chyang Sheng Dyeing & Finishing Company, Ltd.	20,000	8,429
Cleanaway Company, Ltd.	6,000	29,132
Clevo Company	83,120	80,677
CMC Magnetics Corp. (A)	107,536	26,923
Compal Electronics, Inc.	176,895	101,044
Compeq Manufacturing Company, Ltd.	97,000	98,990
Concord Securities Company, Ltd.	128,941	30,078
Concraft Holding Company, Ltd.	4,972	24,628
Continental Holdings Corp.	48,950	23,290
Contrel Technology Company, Ltd.	18,000	10,632
Coremax Corp.	8,543	21,377
Coretronic Corp.	38,000	46,519
Co-Tech Development Corp.	21,743	29,955
Coxon Precise Industrial Company, Ltd. (A)	15,231	8,576
CTBC Financial Holding Company, Ltd.	677,967	439,138
CTCI Corp.	32,000	44,611
Cub Elecparts, Inc.	3,958	36,072
CviLux Corp.	10,200	7,692
CX Technology Company, Ltd.	12,297	8,122
Cyberlink Corp.	5,326	15,717
CyberPower Systems, Inc.	4,000	11,213
CyberTAN Technology, Inc.	43,000	21,068
Cypress Technology Company, Ltd.	4,500	11,706
Dadi Early-Childhood Education Group, Ltd.	4,124	32,478
Dafeng TV, Ltd.	9,097	10,801
Darfon Electronics Corp.	28,000	36,868
Darwin Precisions Corp.	39,894	22,957
Daxin Materials Corp.	6,000	18,175
De Licacy Industrial Company, Ltd.	33,439	24,447
Delta Electronics, Inc.	57,253	266,868
Depo Auto Parts Industrial Company, Ltd.	17,000	34,241
D-Link Corp. (A)	46,657	18,781
Dynapack International Technology Corp.	10,000	15,367
E Ink Holdings, Inc.	53,000	47,085
E.Sun Financial Holding Company, Ltd.	441,798	355,031
Eastern Media International Corp.	31,931	10,010
Eclat Textile Company, Ltd.	6,532	79,710
ECOVE Environment Corp.	4,000	25,213
Edimax Technology Company, Ltd. (A)	25,359	8,675
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
Taiwan (continued)
Egis Technology, Inc.	4,000	$33,981
Elan Microelectronics Corp.	16,400	44,454
E-LIFE MALL Corp.	15,000	31,283
Elite Advanced Laser Corp.	12,276	22,332
Elite Material Company, Ltd.	17,831	74,958
Elite Semiconductor Memory Technology, Inc.	18,000	18,419
Elitegroup Computer Systems Company, Ltd. (A)	61,284	24,282
eMemory Technology, Inc.	5,000	58,102
Ennoconn Corp.	4,758	33,987
EnTie Commercial Bank Company, Ltd.	184,000	81,654
Epistar Corp. (A)	60,810	44,580
Eson Precision Ind Company, Ltd.	10,000	13,158
Eternal Materials Company, Ltd.	134,966	106,115
E-Ton Solar Tech Company, Ltd. (A)	65,387	4,977
Etron Technology, Inc. (A)	7,000	2,421
Eurocharm Holdings Company, Ltd.	3,000	12,421
Eva Airways Corp.	338,241	152,314
Everest Textile Company, Ltd. (A)	53,493	17,199
Evergreen International Storage & Transport Corp.	114,320	48,758
Evergreen Marine Corp. Taiwan, Ltd. (A)	149,246	61,044
Everlight Chemical Industrial Corp.	61,748	31,933
Everlight Electronics Company, Ltd.	46,000	40,263
Excelsior Medical Company, Ltd.	10,000	16,996
Far Eastern Department Stores, Ltd.	79,558	59,915
Far Eastern International Bank	152,234	56,207
Far Eastern New Century Corp.	154,878	140,527
Far EasTone Telecommunications Company, Ltd.	63,000	146,763
Faraday Technology Corp.	15,751	28,463
Farglory Land Development Company, Ltd.	26,526	31,786
Federal Corp. (A)	88,137	32,818
Feedback Technology Corp.	4,300	8,247
Feng Hsin Steel Company, Ltd.	52,000	90,368
Feng TAY Enterprise Company, Ltd.	12,912	84,078
First Financial Holding Company, Ltd.	323,096	221,125
First Hi-Tec Enterprise Company, Ltd.	7,000	9,425
First Hotel	14,923	6,959
First Steamship Company, Ltd.	47,229	18,188
FLEXium Interconnect, Inc.	30,352	90,566
Flytech Technology Company, Ltd.	15,125	35,725
FocalTech Systems Company, Ltd. (A)	25,000	18,095
Formosa Advanced Technologies Company, Ltd.	20,000	21,231
Formosa Chemicals & Fibre Corp.	116,440	326,418
Formosa International Hotels Corp.	5,171	27,086
Formosa Oilseed Processing Company, Ltd.	23,689	38,171
66	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Formosa Petrochemical Corp.	44,000	$136,059
Formosa Plastics Corp.	87,880	263,159
Formosa Sumco Technology Corp.	5,000	16,299
Formosa Taffeta Company, Ltd.	49,000	53,098
Formosan Rubber Group, Inc.	54,180	32,075
Formosan Union Chemical	55,333	22,365
Founding Construction & Development Company, Ltd.	49,908	25,424
Foxconn Technology Company, Ltd.	41,617	83,987
Foxsemicon Integrated Technology, Inc.	6,427	23,506
FSP Technology, Inc.	21,603	12,889
Fubon Financial Holding Company, Ltd.	265,422	368,680
Fulgent Sun International Holding Company, Ltd.	8,738	23,732
Fulltech Fiber Glass Corp.	33,027	15,773
Fwusow Industry Company, Ltd.	105,310	60,158
G Shank Enterprise Company, Ltd.	16,562	12,336
Gamania Digital Entertainment Company, Ltd.	13,000	25,313
GEM Services, Inc.	8,580	17,738
Gemtek Technology Corp. (A)	26,496	23,599
General Interface Solution Holding, Ltd.	19,000	62,227
Genius Electronic Optical Company, Ltd.	4,589	60,331
GeoVision, Inc. (A)	1,703	1,721
Getac Technology Corp.	34,000	51,240
Giant Manufacturing Company, Ltd.	13,000	90,517
Gigabyte Technology Company, Ltd.	41,719	70,113
Ginko International Company, Ltd.	3,000	16,784
Global Brands Manufacture, Ltd.	26,611	14,945
Global Lighting Technologies, Inc.	7,000	16,198
Global Mixed Mode Technology, Inc.	8,000	30,566
Global PMX Company, Ltd.	4,000	19,774
Global Unichip Corp.	5,000	37,689
Globalwafers Company, Ltd.	10,000	91,811
Globe Union Industrial Corp.	27,450	14,150
Gloria Material Technology Corp.	41,300	26,894
Gold Circuit Electronics, Ltd. (A)	40,071	18,418
Goldsun Building Materials Company, Ltd.	109,005	27,824
Gourmet Master Company, Ltd.	4,494	21,445
Grand Ocean Retail Group, Ltd.	10,000	9,801
Grand Pacific Petrochemical (A)	53,000	31,277
Grand Plastic Technology Corp.	2,000	8,525
GrandTech CG Systems, Inc.	11,550	14,325
Grape King Bio, Ltd.	7,000	42,985
Great China Metal Industry	56,000	42,782
Great Taipei Gas Company, Ltd.	134,000	126,234
Great Wall Enterprise Company, Ltd.	35,307	41,456
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
Taiwan (continued)
Greatek Electronics, Inc.	20,000	$26,258
Hannstar Board Corp.	21,895	27,361
HannStar Display Corp.	209,980	44,764
HannsTouch Solution, Inc. (A)	53,514	23,973
Hey Song Corp.	90,250	89,913
Highwealth Construction Corp.	47,860	75,396
HIM International Music, Inc.	4,395	17,627
Hitron Technology, Inc.	19,267	11,644
Hiwin Technologies Corp.	15,118	122,328
Ho Tung Chemical Corp.	55,773	12,456
Holiday Entertainment Company, Ltd.	7,000	15,396
Holtek Semiconductor, Inc.	12,000	25,548
Holy Stone Enterprise Company, Ltd.	7,000	20,300
Hon Hai Precision Industry Company, Ltd.	390,352	921,445
Hong Pu Real Estate Development Company, Ltd.	25,000	15,873
Horizon Securities Company, Ltd. (A)	90,000	17,766
Hota Industrial Manufacturing Company, Ltd.	12,396	45,741
Hotai Motor Company, Ltd.	10,000	140,863
Hotron Precision Electronic Industrial Company, Ltd.	11,991	17,498
Hsin Yung Chien Company, Ltd.	4,410	11,694
Hsing TA Cement Company, Ltd.	21,812	11,346
HTC Corp.	26,700	29,507
Hu Lane Associate, Inc.	9,066	20,730
HUA ENG Wire & Cable Company, Ltd. (A)	59,000	18,367
Hua Nan Financial Holdings Company, Ltd.	296,022	187,967
Huaku Development Company, Ltd.	12,353	31,646
Huang Hsiang Construction Corp.	18,000	17,618
Hung Ching Development & Construction Company, Ltd.	2,000	1,418
Hung Sheng Construction, Ltd. (A)	64,569	40,976
Hwa Fong Rubber Industrial Company, Ltd. (A)	56,324	19,998
Ibase Technology, Inc.	14,285	19,630
IBF Financial Holdings Company, Ltd.	298,425	99,239
IEI Integration Corp.	31,800	36,652
Innodisk Corp.	6,472	26,201
Innolux Corp. (B)	592,219	132,401
Inpaq Technology Company, Ltd.	7,000	7,108
Intai Technology Corp.	3,000	13,272
Integrated Service Technology, Inc.	7,000	9,823
International CSRC Investment Holdings Company	55,797	57,069
International Games System Company, Ltd.	7,000	84,364
Inventec Corp.	144,705	99,009
Iron Force Industrial Company, Ltd.	6,000	24,910
I-Sheng Electric Wire & Cable Company, Ltd.	18,000	23,687
ITE Technology, Inc.	15,881	18,117
68	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
ITEQ Corp.	11,700	$50,929
Jarllytec Company, Ltd.	6,000	13,747
Jentech Precision Industrial Company, Ltd.	5,000	23,369
Jih Lin Technology Company, Ltd.	5,000	9,330
Jih Sun Financial Holdings Company, Ltd.	199,837	59,166
Jinli Group Holdings, Ltd.	12,161	5,386
Jourdeness Group, Ltd.	3,000	9,682
Kaimei Electronic Corp.	3,547	4,564
Kaori Heat Treatment Company, Ltd.	8,341	10,542
Kaulin Manufacturing Company, Ltd.	14,490	7,042
KEE TAI Properties Company, Ltd.	24,973	8,978
Kenda Rubber Industrial Company, Ltd.	39,372	36,967
Kenmec Mechanical Engineering Company, Ltd. (A)	23,000	11,506
Kerry TJ Logistics Company, Ltd.	43,000	50,928
King Slide Works Company, Ltd.	2,000	20,886
King Yuan Electronics Company, Ltd.	104,762	113,835
Kingpak Technology, Inc.	4,417	18,278
King's Town Bank Company, Ltd.	71,000	69,459
King's Town Construction Company, Ltd. (A)	9,514	8,751
Kinik Company	12,000	21,609
Kinko Optical Company, Ltd. (A)	10,000	9,621
Kinpo Electronics, Inc.	150,724	49,431
Kinsus Interconnect Technology Corp.	18,000	22,369
KMC Kuei Meng International, Inc.	10,150	35,068
KS Terminals, Inc.	14,000	17,764
Kung Long Batteries Industrial Company, Ltd.	5,000	23,704
Kuoyang Construction Company, Ltd.	73,774	28,522
Kwong Lung Enterprise Company, Ltd.	7,000	10,255
L&K Engineering Company, Ltd.	21,952	17,386
LandMark Optoelectronics Corp.	4,000	33,121
Lanner Electronics, Inc.	7,423	17,435
Largan Precision Company, Ltd.	3,000	372,516
Laser Tek Taiwan Company, Ltd.	10,000	7,930
Lealea Enterprise Company, Ltd.	54,863	15,723
Ledlink Optics, Inc.	13,000	9,843
LEE CHI Enterprises Company, Ltd.	30,000	8,969
Lelon Electronics Corp.	7,085	9,614
LES Enphants Company, Ltd. (A)	35,486	7,173
Lextar Electronics Corp.	28,000	14,117
Li Cheng Enterprise Company, Ltd.	10,389	19,804
Li Peng Enterprise Company, Ltd.	102,760	22,730
Lian HWA Food Corp.	13,301	18,523
Lida Holdings, Ltd.	4,000	6,165
Lien Hwa Industrial Corp.	31,266	33,621
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

	Shares	Value
Taiwan (continued)
Lingsen Precision Industries, Ltd. (A)	43,101	$12,104
Lite-On Semiconductor Corp.	15,718	20,528
Lite-On Technology Corp.	131,250	208,790
Long Bon International Company, Ltd.	32,925	15,876
Longchen Paper & Packaging Company, Ltd.	44,511	19,887
Longwell Company	10,000	19,444
Lotes Company, Ltd.	5,139	40,890
Lucky Cement Corp. (A)	91,000	19,664
Lumax International Corp., Ltd.	15,855	45,821
Lung Yen Life Service Corp.	13,000	25,102
Macauto Industrial Company, Ltd.	8,000	25,028
Machvision, Inc.	2,000	21,663
Macronix International	152,706	133,874
Makalot Industrial Company, Ltd.	9,253	54,473
Materials Analysis Technology, Inc.	5,810	12,395
Mayer Steel Pipe Corp.	16,407	7,938
MediaTek, Inc.	34,000	397,709
Mega Financial Holding Company, Ltd.	278,531	254,844
Mercuries & Associates Holding, Ltd. (A)	36,448	21,168
Mercuries Life Insurance Company, Ltd. (A)	64,285	21,492
Merida Industry Company, Ltd.	8,162	47,143
Merry Electronics Company, Ltd.	12,592	58,609
Microbio Company, Ltd. (A)	27,000	11,686
Micro-Star International Company, Ltd.	37,488	99,947
Mildef Crete, Inc.	4,000	5,392
MIN AIK Technology Company, Ltd. (A)	21,600	9,523
Mirle Automation Corp.	20,033	26,543
Mitac Holdings Corp.	53,079	46,629
momo.com, Inc.	4,000	32,923
Motech Industries, Inc. (A)	44,364	13,735
MPI Corp.	7,000	14,479
Nak Sealing Technologies Corp.	5,000	11,298
Namchow Holdings Company, Ltd.	12,000	19,519
Nan Kang Rubber Tire Company, Ltd.	57,711	70,382
Nan Liu Enterprise Company, Ltd.	7,000	33,210
Nan Ren Lake Leisure Amusement Company, Ltd.	26,000	6,684
Nan Ya Plastics Corp.	173,860	380,716
Nan Ya Printed Circuit Board Corp. (A)	17,930	23,001
Nantex Industry Company, Ltd.	21,039	21,839
Nanya Technology Corp.	64,985	145,537
National Petroleum Company, Ltd.	17,000	22,006
New Asia Construction & Development Corp. (A)	118,136	22,520
New Era Electronics Company, Ltd.	9,000	6,414
Nichidenbo Corp.	13,477	20,350
70	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Nien Made Enterprise Company, Ltd.	9,000	$78,724
Nishoku Technology, Inc.	8,000	11,346
Novatek Microelectronics Corp.	30,000	177,695
Nuvoton Technology Corp.	10,000	16,195
O-Bank Company, Ltd. (A)	154,000	37,397
Ocean Plastics Company, Ltd. (A)	18,000	18,067
OptoTech Corp.	27,098	19,948
Orient Semiconductor Electronics, Ltd. (A)	30,000	17,697
Oriental Union Chemical Corp.	36,300	24,602
Pacific Construction Company	85,002	31,517
Pacific Hospital Supply Company, Ltd.	5,000	13,212
Pan Jit International, Inc. (A)	49,000	42,623
Pan-International Industrial Corp.	35,443	26,954
Parade Technologies, Ltd.	4,000	69,276
PCL Technologies, Inc.	3,091	9,156
Pegatron Corp.	93,321	155,616
Pharmally International Holding Company, Ltd. (A)	2,756	19,928
Phihong Technology Company, Ltd. (A)	40,786	11,501
Phison Electronics Corp.	5,000	45,970
Pixart Imaging, Inc.	9,830	33,663
Planet Technology Corp.	8,000	16,714
Polytronics Technology Corp.	4,000	8,399
Pou Chen Corp.	90,448	112,813
Powertech Technology, Inc.	64,000	152,857
Poya International Company, Ltd.	6,866	91,033
President Chain Store Corp.	27,000	251,030
President Securities Corp.	71,942	29,184
Primax Electronics, Ltd.	28,000	52,629
Prince Housing & Development Corp.	214,943	74,538
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	13,000	13,681
Prosperity Dielectrics Company, Ltd.	10,086	17,841
Qisda Corp.	120,440	76,880
QST International Corp.	8,000	15,697
Quang Viet Enterprise Company, Ltd.	5,000	24,911
Quanta Computer, Inc.	80,000	143,823
Quanta Storage, Inc.	14,000	19,581
Quintain Steel Company, Ltd.	37,619	8,320
Radiant Opto-Electronics Corp.	27,343	98,751
Radium Life Tech Company, Ltd.	42,477	16,005
Rafael Microelectronics, Inc.	3,000	20,121
Realtek Semiconductor Corp.	14,706	100,578
Rechi Precision Company, Ltd.	28,038	20,480
Rich Development Company, Ltd.	95,000	30,188
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

	Shares	Value
Taiwan (continued)
Ritek Corp. (A)	108,681	$29,489
Roo Hsing Company, Ltd. (A)	43,000	14,968
Ruentex Development Company, Ltd. (A)	52,907	71,653
Ruentex Industries, Ltd. (A)	35,280	78,239
Samebest Company, Ltd.	3,360	14,808
Sampo Corp.	69,197	38,657
San Fang Chemical Industry Company, Ltd.	26,012	19,129
San Far Property, Ltd.	19,688	14,905
San Shing Fastech Corp.	26,479	43,748
Sanitar Company, Ltd.	10,000	11,159
Sanyang Motor Company, Ltd.	50,389	32,804
SCI Pharmtech, Inc.	4,000	12,613
Scientech Corp.	5,000	9,764
SDI Corp.	9,000	17,666
Senao Networks, Inc.	4,000	14,538
Sercomm Corp.	17,000	44,646
Sesoda Corp.	36,104	29,518
Shan-Loong Transportation Company, Ltd.	21,000	19,850
Sheng Yu Steel Company, Ltd.	12,000	7,408
Shihlin Electric & Engineering Corp.	148,213	201,421
Shin Hai Gas Corp.	2,491	3,172
Shin Kong Financial Holding Company, Ltd.	356,862	104,432
Shin Zu Shing Company, Ltd.	8,933	34,086
Shining Building Business Company, Ltd. (A)	29,397	9,204
Shinkong Insurance Company, Ltd.	33,000	39,374
Shinkong Synthetic Fibers Corp.	77,287	28,662
Shinkong Textile Company, Ltd.	55,000	71,757
Shiny Chemical Industrial Company, Ltd.	7,954	20,927
Sigurd Microelectronics Corp.	29,887	31,672
Silicon Integrated Systems Corp. (A)	51,000	12,974
Silitech Technology Corp. (A)	19,000	8,702
Simplo Technology Company, Ltd.	9,520	79,729
Sinbon Electronics Company, Ltd.	15,043	65,806
Sincere Navigation Corp. (A)	31,000	16,386
Sinmag Equipment Corp.	8,441	27,990
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	41,000	96,888
Sinon Corp.	65,150	38,669
SinoPac Financial Holdings Company, Ltd.	354,419	133,658
Sinphar Pharmaceutical Company, Ltd.	23,177	14,200
Sinyi Realty, Inc.	17,628	17,701
Sirtec International Company, Ltd.	9,600	10,849
Sitronix Technology Corp.	5,000	25,755
Siward Crystal Technology Company, Ltd.	23,000	15,330
72	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Solar Applied Materials Technology Company (A)	34,843	$24,358
Solomon Technology Corp.	11,000	7,475
Song Shang Electronics Company, Ltd.	5,800	2,677
Sonix Technology Company, Ltd.	21,000	23,200
Southeast Cement Company, Ltd.	150,000	78,798
Spirox Corp.	21,000	15,848
Sporton International, Inc.	5,794	40,285
St. Shine Optical Company, Ltd.	4,000	57,977
Standard Foods Corp.	26,221	51,889
Stark Technology, Inc.	10,600	17,206
Sunny Friend Environmental Technology Company, Ltd.	5,000	41,621
Sunonwealth Electric Machine Industry Company, Ltd.	16,000	19,337
Sunplus Technology Company, Ltd. (A)	28,000	12,200
Sunrex Technology Corp.	21,937	26,073
Sunspring Metal Corp.	14,000	13,454
Supreme Electronics Company, Ltd.	22,890	20,875
Swancor Holding Company, Ltd.	4,402	11,003
Sweeten Real Estate Development Company, Ltd.	29,564	21,019
Symtek Automation Asia Company, Ltd.	3,000	5,897
Syncmold Enterprise Corp.	14,250	35,529
Synnex Technology International Corp.	54,188	63,808
Systex Corp.	9,000	20,902
TA Chen Stainless Pipe	47,544	57,628
Tah Hsin Industrial Corp.	68,500	67,550
TA-I Technology Company, Ltd.	10,611	12,203
Taichung Commercial Bank Company, Ltd.	235,166	88,291
TaiDoc Technology Corp.	5,253	22,590
Taiflex Scientific Company, Ltd.	15,220	21,100
Taimide Tech, Inc.	13,492	20,281
Tainan Spinning Company, Ltd.	200,397	73,417
Taishin Financial Holding Company, Ltd.	355,212	151,482
Taita Chemical Company, Ltd.	18,360	6,282
Taiwan Business Bank	219,358	85,851
Taiwan Cement Corp.	225,040	275,319
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,955	16,417
Taiwan Cogeneration Corp.	30,137	26,999
Taiwan Cooperative Financial Holding Company, Ltd.	283,003	180,111
Taiwan FamilyMart Company, Ltd.	2,000	13,988
Taiwan Fertilizer Company, Ltd.	25,000	36,122
Taiwan Fire & Marine Insurance Company, Ltd.	20,000	12,862
Taiwan FU Hsing Industrial Company, Ltd.	21,000	29,813
Taiwan Glass Industry Corp.	84,894	31,467
Taiwan High Speed Rail Corp.	65,000	78,426
Taiwan Hon Chuan Enterprise Company, Ltd.	20,329	37,347
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	73

	Shares	Value
Taiwan (continued)
Taiwan Kolin Company, Ltd. (A)(D)	400,000	$0
Taiwan Land Development Corp. (A)	58,353	15,709
Taiwan Mobile Company, Ltd.	57,700	205,714
Taiwan Navigation Company, Ltd.	21,000	13,587
Taiwan Paiho, Ltd.	15,342	40,977
Taiwan PCB Techvest Company, Ltd.	30,227	35,604
Taiwan Pulp & Paper Corp.	24,000	15,239
Taiwan Sakura Corp.	18,924	25,560
Taiwan Sanyo Electric Company, Ltd.	32,900	29,213
Taiwan Secom Company, Ltd.	21,430	58,659
Taiwan Semiconductor Company, Ltd.	16,000	23,649
Taiwan Semiconductor Manufacturing Company, Ltd.	1,112,000	9,136,893
Taiwan Shin Kong Security Company, Ltd.	44,460	52,846
Taiwan Styrene Monomer	36,821	25,364
Taiwan Surface Mounting Technology Corp.	14,636	34,599
Taiwan TEA Corp.	84,723	41,788
Taiwan Union Technology Corp.	15,000	61,708
Taiyen Biotech Company, Ltd.	13,000	13,960
Tatung Company, Ltd. (A)	156,526	83,895
TCI Company, Ltd.	6,977	68,384
Te Chang Construction Company, Ltd.	6,282	5,400
Teco Electric & Machinery Company, Ltd.	81,109	64,267
Tehmag Foods Corp.	4,300	29,915
Test Research, Inc.	16,596	25,401
Test Rite International Company, Ltd.	17,549	11,893
The Ambassador Hotel	17,000	11,617
The Eslite Spectrum Corp.	3,000	11,415
The First Insurance Company, Ltd.	51,165	23,201
Thinking Electronic Industrial Company, Ltd.	9,000	23,267
Ton Yi Industrial Corp.	77,000	29,779
Tong Hsing Electronic Industries, Ltd.	8,951	34,048
Tong Yang Industry Company, Ltd.	26,043	37,619
Tong-Tai Machine & Tool Company, Ltd.	18,590	10,056
TOPBI International Holdings, Ltd.	8,210	25,507
Topco Scientific Company, Ltd.	10,048	29,682
Topco Technologies Corp.	5,248	11,561
Topkey Corp.	5,000	24,623
Topoint Technology Company, Ltd.	36,223	23,452
Toung Loong Textile Manufacturing	15,000	18,624
TPK Holding Company, Ltd. (A)	23,000	41,531
Transcend Information, Inc.	10,000	20,972
Tripod Technology Corp.	32,770	118,345
Tsang Yow Industrial Company, Ltd.	8,000	5,646
Tsann Kuen Enterprise Company, Ltd.	12,220	6,958
74	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
TSC Auto ID Technology Company, Ltd.	3,190	$25,855
TSRC Corp.	42,706	32,412
Ttet Union Corp.	8,000	30,948
TTY Biopharm Company, Ltd.	10,094	25,163
Tung Ho Steel Enterprise Corp.	89,138	58,873
TURVO International Company, Ltd.	7,162	15,825
TXC Corp.	39,659	50,299
TYC Brother Industrial Company, Ltd.	34,531	33,312
Tycoons Group Enterprise (A)	53,869	11,347
Tyntek Corp.	21,000	10,489
Ultra Chip, Inc.	4,000	4,394
U-Ming Marine Transport Corp.	31,000	34,061
Unimicron Technology Corp.	86,855	107,942
Union Bank of Taiwan (A)	164,449	53,113
Uni-President Enterprises Corp.	162,803	397,003
Unitech Computer Company, Ltd.	10,039	6,774
Unitech Printed Circuit Board Corp.	40,326	38,295
United Integrated Services Company, Ltd.	8,200	40,459
United Microelectronics Corp.	857,468	367,662
United Orthopedic Corp.	10,836	16,547
United Radiant Technology	8,000	4,380
United Renewable Energy Company, Ltd. (A)	119,922	30,547
Universal Cement Corp.	56,819	33,999
Universal Microwave Technology, Inc.	3,734	12,736
Unizyx Holding Corp. (A)	32,000	23,328
UPC Technology Corp.	56,161	18,228
Userjoy Technology Company, Ltd.	5,299	10,417
USI Corp.	60,318	24,282
Utechzone Company, Ltd.	4,000	9,554
Vanguard International Semiconductor Corp.	57,000	116,163
Ve Wong Corp.	9,450	8,077
VHQ Media Holdings, Ltd. (A)	3,000	12,665
Victory New Materials, Ltd., Company	22,077	10,994
Visual Photonics Epitaxy Company, Ltd.	9,275	27,542
Voltronic Power Technology Corp. (A)	4,000	89,798
Wafer Works Corp.	20,000	20,439
Waffer Technology Corp.	13,000	5,069
Wah Lee Industrial Corp.	23,000	39,083
Walsin Lihwa Corp.	158,000	69,302
Walsin Technology Corp. (B)	26,805	134,600
Walton Advanced Engineering, Inc.	35,000	10,526
Wan Hai Lines, Ltd.	68,216	41,280
WAN HWA Enterprise Company	2,975	1,250
Wei Chuan Foods Corp.	34,000	28,189
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	75

	Shares	Value
Taiwan (continued)
Weikeng Industrial Company, Ltd.	46,133	$26,285
Win Semiconductors Corp.	16,582	137,892
Winbond Electronics Corp.	256,519	138,992
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	29,671	30,030
Wistron Corp.	211,382	167,452
Wistron NeWeb Corp.	13,483	33,802
Wowprime Corp.	5,000	12,108
WPG Holdings, Ltd.	90,779	114,893
WT Microelectronics Company, Ltd.	38,497	47,171
WUS Printed Circuit Company, Ltd.	21,400	26,696
Xxentria Technology Materials Corp.	12,124	26,383
Yageo Corp. (B)	22,284	160,762
Yang Ming Marine Transport Corp. (A)	73,613	18,658
YC Company, Ltd.	77,084	28,562
YC INOX Company, Ltd.	27,100	22,470
Yea Shin International Development Company, Ltd.	27,260	15,497
YFC-Boneagle Electric Company, Ltd.	20,000	17,719
YFY, Inc.	105,614	38,811
Yieh Phui Enterprise Company, Ltd.	182,896	52,555
Yonyu Plastics Company, Ltd.	10,450	11,122
Youngtek Electronics Corp.	9,058	12,286
Yuanta Financial Holding Company, Ltd.	414,369	238,049
Yuanta Futures Company, Ltd.	10,000	17,568
Yulon Finance Corp.	15,400	53,891
Yulon Motor Company, Ltd.	57,900	38,521
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	11,850	26,105
YungShin Global Holding Corp.	16,250	21,337
Zeng Hsing Industrial Company, Ltd.	7,232	30,469
Zenitron Corp.	21,000	13,966
Zero One Technology Company, Ltd.	9,000	9,539
Zhen Ding Technology Holding, Ltd.	27,450	101,424
Zinwell Corp.	28,000	21,115
Zippy Technology Corp.	18,000	20,078
Thailand 4.3%		10,850,352
AAPICO Hitech PCL	11,700	6,796
Advanced Info Service PCL, Foreign Quota Shares	35,491	268,832
AEON Thana Sinsap Thailand PCL, NVDR	5,300	37,883
After You PCL	39,700	18,903
Airports of Thailand PCL, Foreign Quota Shares	111,200	261,202
Allianz Ayudhya Capital PCL	12,100	17,783
Amata Corp. PCL	40,900	35,325
Amata VN PCL	54,300	8,081
76	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Ananda Development PCL	153,600	$16,219
AP Thailand PCL	139,778	33,283
Asia Aviation PCL, NVDR	182,700	19,086
Asian Insulators PCL	1,650,880	66,419
Asian Phytoceuticals PCL	34,784	3,754
B Grimm Power PCL	31,000	39,688
Bangchak Corp. PCL	47,400	42,165
Bangkok Airways PCL	63,400	19,982
Bangkok Aviation Fuel Services PCL	27,825	30,219
Bangkok Bank PCL	5,505	30,807
Bangkok Bank PCL, NVDR	3,200	17,858
Bangkok Chain Hospital PCL	257,325	134,305
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	266,700	205,378
Bangkok Expressway & Metro PCL, Foreign Quota Shares	320,625	117,229
Bangkok Insurance PCL	8,770	92,089
Bangkok Land PCL	927,800	45,155
Bangkok Life Assurance PCL, NVDR	48,860	32,708
Banpu PCL, Foreign Quota Shares	257,600	106,652
Banpu Power PCL	31,100	20,091
BCPG PCL	34,800	21,208
Beauty Community PCL	107,900	10,189
BEC World PCL (A)	97,000	26,237
Berli Jucker PCL, Foreign Quota Shares	47,600	84,230
Better World Green PCL	256,000	5,928
Big Camera Corp. PCL	226,200	6,347
BJC Heavy Industries PCL	115,300	9,579
BTS Group Holdings PCL, Foreign Quota Shares	136,200	60,028
Bumrungrad Hospital PCL, Foreign Quota Shares	16,200	73,215
Cal-Comp Electronics Thailand PCL	450,992	28,132
Carabao Group PCL	8,300	20,768
Central Pattana PCL, Foreign Quota Shares	60,800	133,358
Central Plaza Hotel PCL	26,800	27,964
CH Karnchang PCL	40,723	30,937
Charoen Pokphand Foods PCL, Foreign Quota Shares	179,933	173,253
Chularat Hospital PCL	433,000	33,876
CIMB Thai Bank PCL (A)	279,200	6,102
Com7 PCL	38,300	32,454
Country Group Development PCL (A)	792,800	26,403
CP ALL PCL, Foreign Quota Shares	172,800	473,758
Delta Electronics Thailand PCL, Foreign Quota Shares	6,800	10,830
Dhipaya Insurance PCL	47,100	38,502
Diamond Building Products PCL	44,900	9,026
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	77

	Shares	Value
Thailand (continued)
Do Day Dream PCL	24,800	$22,448
Dynasty Ceramic PCL	351,500	23,638
Eastern Polymer Group PCL	43,500	10,706
Eastern Water Resources Development & Management PCL	84,800	34,911
Electricity Generating PCL, Foreign Quota Shares	9,100	99,839
Energy Absolute PCL, Foreign Quota Shares	43,100	66,332
Esso Thailand PCL	100,900	28,261
Forth Smart Service PCL	46,400	11,674
GFPT PCL	38,500	22,608
Global Green Chemicals PCL (A)	34,900	12,858
Global Power Synergy PCL	13,700	32,400
GMM Grammy PCL	60,740	21,614
Group Lease PCL, NVDR (A)	54,000	10,132
Gunkul Engineering PCL	209,600	21,731
Hana Microelectronics PCL	18,700	17,381
Home Product Center PCL, Foreign Quota Shares	187,212	110,001
Indorama Ventures PCL, Foreign Quota Shares	84,700	97,133
Intouch Holdings PCL, Foreign Quota Shares	16,900	35,305
IRPC PCL, Foreign Quota Shares	728,800	94,019
Italian-Thai Development PCL	498,176	30,848
Jasmine International PCL	321,338	70,751
JMT Network Services PCL	28,100	16,573
Kang Yong Electric PCL	130	1,452
Karmarts PCL	68,500	10,858
Kasikornbank PCL, Foreign Quota Shares	39,400	205,941
Kasikornbank PCL, NVDR	3,900	20,362
KCE Electronics PCL	58,700	31,777
KGI Securities Thailand PCL	114,400	17,118
Khon Kaen Sugar Industry PCL	285,400	21,039
Khonburi Sugar PCL	69,700	8,382
Kiatnakin Bank PCL	18,000	42,604
Krung Thai Bank PCL, Foreign Quota Shares	451,250	253,468
Krungthai Card PCL	40,000	59,620
Ladprao General Hospital PCL	49,300	8,297
Lam Soon Thailand PCL	33,200	4,969
Land & Houses PCL, Foreign Quota Shares	190,300	67,059
Lanna Resources PCL	47,500	14,259
LH Financial Group PCL	1,067,000	48,455
Loxley PCL (A)	406,500	25,349
LPN Development PCL	58,200	11,683
Major Cineplex Group PCL	38,400	32,285
Maybank Kim Eng Securities Thailand PCL	75,200	21,120
MBK PCL	60,200	45,753
78	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
MC Group PCL	47,000	$11,275
MCOT PCL (A)	41,000	13,530
Mega Lifesciences PCL	74,900	76,273
Minor International PCL, Foreign Quota Shares	55,645	68,932
MK Restaurants Group PCL	38,600	93,921
Muang Thai Insurance PCL	2,600	7,821
Muangthai Capital PCL	24,600	44,034
Namyong Terminal PCL	75,400	11,287
Netbay PCL	13,600	15,175
Origin Property PCL	97,750	25,147
Padaeng Industry PCL (A)	24,200	6,759
PCS Machine Group Holding PCL	133,800	27,541
Plan B Media PCL	115,800	34,001
Polyplex Thailand PCL	65,700	31,329
Precious Shipping PCL (A)	65,500	18,973
Premier Marketing PCL	40,200	11,563
Prima Marine PCL	49,900	15,032
Property Perfect PCL	853,200	22,850
Pruksa Holding PCL	55,600	35,207
PTG Energy PCL	64,500	45,230
PTT Exploration & Production PCL, Foreign Quota Shares	74,328	301,460
PTT Global Chemical PCL, Foreign Quota Shares	89,392	155,058
PTT PCL, Foreign Quota Shares	1,231,700	1,777,405
Pylon PCL	52,000	9,670
Quality Houses PCL	489,271	46,970
Raimon Land PCL	304,600	11,037
Rajthanee Hospital PCL	15,900	13,370
Ratch Group PCL, Foreign Quota Shares (B)	32,300	77,576
Ratchthani Leasing PCL	108,812	25,165
Regional Container Lines PCL (A)	116,600	16,604
Robinson PCL, Foreign Quota Shares	31,400	65,858
Rojana Industrial Park PCL	187,160	42,408
RS PCL	31,900	17,738
Sabina PCL	12,700	12,214
Sahamitr Pressure Container PCL	44,500	11,701
Saha-Union PCL	175,400	246,613
Sahaviriya Steel Industries PCL (A)(D)	447,113	21,133
Samart Corp. PCL	27,900	8,263
Samart Telcoms PCL	102,100	35,292
Sansiri PCL (B)	773,509	34,845
Sappe PCL	17,100	12,650
SC Asset Corp. PCL	163,193	14,063
Scan Inter PCL	93,600	8,015
SCG Ceramics PCL (A)	245,263	14,413
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	79

	Shares	Value
Thailand (continued)
SEAFCO PCL	64,500	$15,764
Sena Development PCL	126,400	13,544
Sermsang Power Corp. Company, Ltd.	21,000	5,452
Siam City Cement PCL	2,541	19,158
Siam Future Development PCL	149,451	29,305
Siam Global House PCL	59,482	29,648
Siam Wellness Group PCL	63,600	27,419
Siamgas & Petrochemicals PCL	54,100	14,801
Singha Estate PCL	157,900	17,388
Sino-Thai Engineering & Construction PCL	50,900	32,030
SNC Former PCL	29,400	12,971
Somboon Advance Technology PCL	19,007	10,304
SPCG PCL	58,600	35,601
Sri Trang Agro-Industry PCL	72,700	25,336
Srisawad Corp. PCL	46,800	84,938
Srithai Superware PCL	589,700	17,149
Star Petroleum Refining PCL	119,000	34,147
Stp & I PCL	122,600	29,519
Supalai PCL	57,650	37,082
Super Energy Corp. PCL (A)	1,382,000	28,824
SVI PCL	99,928	12,127
Symphony Communication PCL	52,750	6,717
Synnex Thailand PCL	53,020	16,421
Taokaenoi Food & Marketing PCL	45,400	14,929
Tata Steel Thailand PCL (A)	909,000	15,450
Thai Agro Energy PCL	101,300	12,836
Thai Airways International PCL (A)	101,911	33,066
Thai Central Chemical PCL	1,900	1,365
Thai Oil PCL, Foreign Quota Shares	66,300	146,421
Thai Reinsurance PCL (A)	419,000	9,583
Thai Stanley Electric PCL	18,200	109,462
Thai Union Group PCL, Foreign Quota Shares	100,700	57,171
Thai Vegetable Oil PCL	46,800	40,137
Thai Wah PCL	59,300	11,623
Thaicom PCL (A)	15,900	2,593
Thaifoods Group PCL	213,500	34,405
Thanachart Capital PCL	27,800	51,249
The Erawan Group PCL	96,000	18,312
The Siam Cement PCL, Foreign Quota Shares	19,350	262,653
The Siam Commercial Bank PCL, Foreign Quota Shares	45,031	181,453
Thitikorn PCL	84,000	27,411
Tipco Asphalt PCL, NVDR	31,100	20,782
Tisco Financial Group PCL	14,100	46,949
TMB Bank PCL, Foreign Quota Shares	841,600	42,879
80	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
TMT Steel PCL	109,600	$18,078
Toa Paint Thailand PCL	10,900	14,476
Total Access Communication PCL, NVDR	43,800	87,848
Tpi Polene PCL	404,300	21,688
TPI Polene Power PCL	106,000	19,202
True Corp. PCL, Foreign Quota Shares	1,009,088	207,063
TTCL PCL (A)	38,600	11,385
TTW PCL	81,700	37,387
U City PCL (A)	237,300	17,523
Unique Engineering & Construction PCL	61,580	19,148
United Paper PCL	53,800	18,275
Univanich Palm Oil PCL	42,900	7,497
Univentures PCL	60,000	11,924
Vanachai Group PCL	170,080	27,123
VGI PCL	130,000	41,367
Vibhavadi Medical Center PCL	102,900	6,930
Vinythai PCL	18,200	14,591
WHA Corp. PCL	343,300	55,078
Workpoint Entertainment PCL	11,640	8,765
Turkey 0.8%		1,939,811
Akbank T.A.S. (A)(B)	100,888	119,920
Aksa Akrilik Kimya Sanayii AS	8,810	13,047
Aksa Enerji Uretim AS (A)	16,223	7,337
Aksigorta AS	18,431	16,077
Alarko Holding AS	17,568	12,648
Anadolu Anonim Turk Sigorta Sirketi (B)	97,189	65,642
Anadolu Cam Sanayii AS	19,843	9,065
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,894	25,906
Arcelik AS (A)	4,541	13,343
Aselsan Elektronik Sanayi Ve Ticaret AS	4,607	14,452
BIM Birlesik Magazalar AS (B)	25,454	205,371
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (A)	1,525	1,404
Bursa Cimento Fabrikasi AS (A)	9,487	6,651
Cimsa Cimento Sanayi ve Ticaret AS (A)	5,408	5,939
Coca-Cola Icecek AS	5,083	30,144
Dogan Sirketler Grubu Holding AS	109,297	24,830
EGE Endustri VE Ticaret AS	135	10,754
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	18,801	8,444
Enerjisa Enerji AS (C)	21,617	21,878
Enka Insaat ve Sanayi AS	23,762	23,654
Eregli Demir ve Celik Fabrikalari TAS	64,505	71,117
Fenerbahce Futbol AS (A)	3,066	4,850
Ford Otomotiv Sanayi AS	2,343	23,656
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	81

	Shares	Value
Turkey (continued)
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	$890
Goodyear Lastikleri TAS (B)	8,064	3,659
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	18,570	9,219
Gubre Fabrikalari TAS (A)	14,222	10,092
Hektas Ticaret TAS (A)	3,433	8,986
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	9,061
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (B)	28,833	10,031
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (B)	92,916	32,690
Karsan Otomotiv Sanayii Ve Ticaret AS (A)	31,566	5,976
Kerevitas Gida Sanayi ve Ticaret AS (A)	15,040	5,897
KOC Holding AS	15,702	47,245
Kordsa Teknik Tekstil AS	9,990	20,156
Koza Altin Isletmeleri AS (A)	2,415	28,377
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	17,083	24,020
Logo Yazilim Sanayi Ve Ticaret AS (A)	1,627	10,351
Migros Ticaret AS (A)	5,109	16,226
NET Holding AS (A)	21,691	6,147
Netas Telekomunikasyon AS (A)	3,698	4,267
Otokar Otomotiv Ve Savunma Sanayi AS	263	5,893
Pegasus Hava Tasimaciligi AS (A)	3,928	47,879
Petkim Petrokimya Holding AS (A)	53,903	31,794
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	43,467	25,381
Sasa Polyester Sanayi AS	9,888	9,876
Sekerbank Turk AS (A)	38,101	6,028
Selcuk Ecza Deposu Ticaret ve Sanayi AS	19,385	16,315
Soda Sanayii AS	16,232	15,385
TAV Havalimanlari Holding AS	14,239	57,745
Tekfen Holding AS	13,332	47,485
Tofas Turk Otomobil Fabrikasi AS	7,397	22,475
Trakya Cam Sanayii AS	27,339	11,991
Tupras Turkiye Petrol Rafinerileri AS	4,130	89,394
Turk Hava Yollari AO (A)(B)	41,064	79,825
Turk Telekomunikasyon AS (A)	16,647	15,186
Turk Traktor ve Ziraat Makineleri AS (A)	1,046	6,249
Turkcell Iletisim Hizmetleri AS	54,660	121,480
Turkiye Garanti Bankasi AS (A)	77,923	119,361
Turkiye Halk Bankasi AS (A)	19,041	18,603
Turkiye Is Bankasi AS, Class C (A)	68,959	65,433
Turkiye Sinai Kalkinma Bankasi AS (A)	138,276	19,953
Turkiye Sise ve Cam Fabrikalari AS	38,799	28,890
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	27,462
Ulker Biskuvi Sanayi AS	4,197	12,918
82	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Vestel Elektronik Sanayi ve Ticaret AS (A)	8,546	$16,179
Yapi ve Kredi Bankasi AS (A)	46,073	18,164
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	13,870	13,048
Ukraine 0.0%		95,586
Kernel Holding SA	8,419	95,586
United Kingdom 0.1%		156,999
Mondi PLC	8,049	156,999
United States 0.0%		101,401
Bizlink Holding, Inc.	7,064	48,418
GCS Holdings, Inc.	10,000	19,661
Nexteer Automotive Group, Ltd.	43,000	33,322
Virgin Islands, British 0.2%		371,613

China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	371,613
Preferred securities 2.4%		$6,180,978
(Cost $4,939,001)
Brazil 2.2%		5,607,382
AES Tiete Energia SA	677	384
Alpargatas SA (A)	5,478	32,781
Azul SA (A)	14,874	169,178
Banco ABC Brasil SA	5,183	23,017
Banco Bradesco SA	158,962	1,264,863
Banco do Estado do Rio Grande do Sul SA, B Shares	15,855	86,645
Banco Pan SA	24,791	58,430
Centrais Eletricas Brasileiras SA, B Shares	9,154	103,787
Centrais Eletricas Santa Catarina	3,200	35,539
Cia Brasileira de Distribuicao	10,117	213,920
Cia de Saneamento do Parana	47,281	199,811
Cia de Transmissao de Energia Eletrica Paulista	12,472	74,693
Cia Energetica de Minas Gerais	40,044	142,731
Cia Energetica de Sao Paulo, B Shares	21,651	145,455
Cia Energetica do Ceara, A Shares	2,100	30,473
Cia Ferro Ligas da Bahia	4,476	19,078
Cia Paranaense de Energia, B Shares	7,100	89,329
Eucatex SA Industria e Comercio	24,300	28,461
Gerdau SA	55,200	171,559
Gol Linhas Aereas Inteligentes SA (A)	6,900	55,320
Itau Unibanco Holding SA	96,161	788,144
Lojas Americanas SA	7,602	34,384
Marcopolo SA	33,745	29,499
Petroleo Brasileiro SA	241,454	1,486,858
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	83

	Shares	Value
Brazil (continued)
Randon SA Implementos e Participacoes	12,025	$27,471
Telefonica Brasil SA	14,199	184,028
Unipar Carbocloro SA	7,701	56,870
Usinas Siderurgicas de Minas Gerais SA, A Shares	28,659	54,674
Chile 0.1%		173,353
Coca-Cola Embonor SA, B Shares	24,421	46,703
Embotelladora Andina SA, B Shares	20,258	62,613
Sociedad Quimica y Minera de Chile SA, B Shares	2,596	64,037
Colombia 0.1%		337,618
Banco Davivienda SA	5,890	71,242
Bancolombia SA	12,427	154,279
Grupo Argos SA	4,425	17,866
Grupo Aval Acciones y Valores SA	106,446	39,732
Grupo de Inversiones Suramericana SA	6,068	54,499
Panama 0.0%		19,073
Avianca Holdings SA	59,155	19,073
South Korea 0.0%		43,552

CJ Corp. (A)	942	43,552
Investment companies 0.1%		$172,575
(Cost $102,673)
South Korea 0.1%		172,575

Macquarie Korea Infrastructure Fund (B)	18,095	172,575
Rights 0.0%		$1,214
(Cost $0)
Actron Technology Corp. (Expiration Date: 10-8-19; Strike Price: TWD 87.50) (A)	906	213
AES Tiete Energia SA (Expiration Date: 9-16-19; Strike Price: BRL 10.30) (A)	356	150
AES Tiete Energia SA (Expiration Date: 9-16-19; Strike Price: BRL 2.06) (A)	9	5
De Licacy Industrial Company, Ltd. (Expiration Date: 9-17-19; Strike Price: TWD 22.00) (A)	3,748	119
Gafisa SA (Expiration Date: 9-23-19; Strike Price: BRL 6.57) (A)	2,919	35
G-SMATT GLOBAL Company, Ltd. (Expiration Date: 9-25-19; Strike Price: KRW 500.00) (A)	1,954	19
Integrated Service Technology, Inc. (Expiration Date: 10-10-19; Strike Price: TWD 36.00) (A)	2,642	673

	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 0.0%					$515
(Cost $502)
India 0.0%					515
Britannia Industries, Ltd.	8.000	08-28-22	INR	36,030	515

84	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Securities lending collateral 3.0%			$7,481,658
(Cost $7,480,276)
John Hancock Collateral Trust (E)	2.1920(F)	747,635	7,481,658

Total investments (Cost $229,588,094) 102.0%	$256,371,998
Other assets and liabilities, net (2.0%)	(5,011,508)
Total net assets 100.0%	$251,360,490

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
INR	Indian Rupee
KRW	Korean Won
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 8-31-19.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $232,110,599. Net unrealized appreciation aggregated to $24,261,399, of which $80,785,565 related to gross unrealized appreciation and $56,524,166 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	85

Report of Independent Registered Public Accounting Firm

To the Board and Trustees of John Hancock Funds II and Shareholders of John Hancock International Small Company Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the Fund’s investments (Summary of fund’s investments), of John Hancock International Small Company Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the Fund’s investments (included in Item 6 of this Form N-CSR) as of August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2019

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

Fund’s investments
AS OF 8-31-19
	Shares	Value
Common stocks 98.7%		$744,494,080
(Cost $734,783,439)
Australia 6.6%		49,920,312
3P Learning, Ltd. (A)	21,580	13,055
88 Energy, Ltd. (A)(B)	1,302,538	13,208
A2B Australia, Ltd.	32,294	32,991
Accent Group, Ltd.	117,065	125,959
Adairs, Ltd.	45,703	53,476
Adelaide Brighton, Ltd.	165,602	344,571
Aeon Metals, Ltd. (A)	46,964	4,116
Ainsworth Game Technology, Ltd.	47,462	23,594
Alkane Resources, Ltd. (A)(B)	43,417	11,972
Alliance Aviation Services, Ltd.	37,992	65,036
ALS, Ltd.	110,534	571,643
Altium, Ltd.	28,335	699,582
AMA Group, Ltd.	121,936	113,236
Amaysim Australia, Ltd. (A)	59,212	18,928
Ansell, Ltd.	54,262	994,467
AP Eagers, Ltd.	34,205	285,463
Apollo Tourism & Leisure, Ltd.	13,545	3,509
Appen, Ltd.	40,142	699,270
ARB Corp., Ltd.	26,973	342,072
Ardent Leisure Group, Ltd. (A)	246,137	170,873
ARQ Group, Ltd.	37,941	14,688
Asaleo Care, Ltd. (A)	175,580	115,361
AUB Group, Ltd.	30,397	228,226
Aurelia Metals, Ltd.	281,309	98,843
Ausdrill, Ltd.	316,674	425,425
Austal, Ltd.	131,483	372,808
Austin Engineering, Ltd. (A)	63,990	7,321
Australian Agricultural Company, Ltd. (A)	176,180	121,638
Australian Finance Group, Ltd.	36,142	54,751
Australian Pharmaceutical Industries, Ltd.	171,294	152,443
Australian Vintage, Ltd.	84,634	28,487
Auswide Bank, Ltd.	4,752	18,336
Automotive Holdings Group, Ltd.	92,943	212,428
Aveo Group	184,776	263,792
AVJennings, Ltd.	46,118	18,298
AVZ Minerals, Ltd. (A)(B)	229,173	7,407
Baby Bunting Group, Ltd.	16,263	32,590
Bank of Queensland, Ltd.	176,646	1,090,022
Bapcor, Ltd. (B)	111,052	498,752
Base Resources, Ltd. (A)	88,900	14,966
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	1

	Shares	Value
Australia (continued)
Beach Energy, Ltd.	375,507	$617,686
Bega Cheese, Ltd. (B)	58,103	156,507
Bell Financial Group, Ltd.	16,891	10,337
Bellamy's Australia, Ltd. (A)(B)	36,321	183,351
Bingo Industries, Ltd.	94,154	143,542
Blackmores, Ltd. (B)	2,897	140,559
Blue Energy, Ltd. (A)	150,000	4,426
Blue Sky Alternative Investments, Ltd. (A)(C)	12,467	1,321
Bravura Solutions, Ltd.	101,185	331,835
Breville Group, Ltd.	33,126	362,869
Brickworks, Ltd.	30,318	327,125
Bubs Australia, Ltd. (A)(B)	40,716	33,812
Buru Energy, Ltd. (A)	64,288	11,024
BWX, Ltd. (B)	28,245	63,047
Capitol Health, Ltd.	292,400	43,352
Capral, Ltd. (B)	185,374	13,716
Cardno, Ltd. (A)	82,690	53,150
Carnarvon Petroleum, Ltd. (A)	426,396	104,833
carsales.com, Ltd.	79,402	843,208
Cash Converters International, Ltd. (A)	110,306	10,379
Catapult Group International, Ltd. (A)	14,492	12,149
Cedar Woods Properties, Ltd.	22,794	99,018
Centuria Capital Group	73,086	105,845
Champion Iron, Ltd. (A)	40,246	62,828
City Chic Collective, Ltd.	38,765	56,116
Civmec, Ltd.	40,300	9,280
Class, Ltd.	16,518	13,580
Clean Seas Seafood, Ltd. (A)	16,659	9,092
Clean TeQ Holdings, Ltd. (A)(B)	52,229	12,133
Cleanaway Waste Management, Ltd.	580,292	808,617
ClearView Wealth, Ltd.	34,533	14,199
Clinuvel Pharmaceuticals, Ltd. (B)	10,313	187,328
Clover Corp., Ltd.	51,463	76,977
CML Group, Ltd.	30,000	8,677
Codan, Ltd.	45,528	145,332
Collection House, Ltd.	61,068	49,948
Collins Foods, Ltd.	46,972	272,841
Cooper Energy, Ltd. (A)	789,650	305,252
Corporate Travel Management, Ltd. (B)	27,625	323,548
Costa Group Holdings, Ltd.	107,595	227,945
Credit Corp. Group, Ltd.	24,559	476,776
CSG, Ltd. (A)	113,221	15,289
CSR, Ltd.	224,410	589,719
CuDeco, Ltd. (A)(C)	21,846	2,853
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Data#3, Ltd.	32,272	$53,469
Decmil Group, Ltd.	73,791	45,744
Dicker Data, Ltd.	6,644	28,912
Domain Holdings Australia, Ltd.	101,226	215,745
Domino's Pizza Enterprises, Ltd.	18,069	521,095
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	14,868
Downer EDI, Ltd.	63,525	329,576
DWS, Ltd.	21,883	16,858
Eclipx Group, Ltd.	71,025	76,558
Elanor Investor Group	8,694	13,928
Elders, Ltd.	64,462	296,903
Electro Optic Systems Holdings, Ltd. (A)	21,990	69,355
Ellex Medical Lasers, Ltd. (A)	38,902	15,457
Emeco Holdings, Ltd. (A)	69,307	88,062
EML Payments, Ltd. (A)	84,214	217,858
Energy World Corp., Ltd. (A)(B)	226,411	10,675
EQT Holdings, Ltd.	5,831	121,526
ERM Power, Ltd.	49,837	81,873
Estia Health, Ltd.	90,635	164,094
Euroz, Ltd.	51,500	36,786
EVENT Hospitality and Entertainment, Ltd.	33,983	294,645
FAR, Ltd. (A)	876,239	37,140
Finbar Group, Ltd.	71,892	42,638
Fleetwood Corp., Ltd. (A)	32,879	37,613
FlexiGroup, Ltd.	133,394	166,583
Freedom Foods Group, Ltd.	23,891	81,264
G8 Education, Ltd.	181,312	311,383
Galaxy Resources, Ltd. (A)(B)	116,511	90,636
Gascoyne Resources, Ltd. (Australian Securities Exchange) (A)(C)	38,731	1,017
GBST Holdings, Ltd.	13,763	35,607
Genworth Mortgage Insurance Australia, Ltd.	113,830	235,849
Gold Road Resources, Ltd. (A)	313,383	277,112
GrainCorp, Ltd., Class A	60,844	326,850
Grange Resources, Ltd.	312,240	47,252
Greenland Minerals, Ltd. (A)	176,827	16,706
GUD Holdings, Ltd.	39,531	240,223
GWA Group, Ltd. (B)	96,436	214,107
Hansen Technologies, Ltd.	74,541	163,352
Harvey Norman Holdings, Ltd.	45,814	135,091
Healius, Ltd.	178,837	385,829
Helloworld Travel, Ltd.	18,369	54,330
Highfield Resources, Ltd. (A)	40,292	22,230
Horizon Oil, Ltd. (A)	443,056	37,301
HT&E, Ltd.	111,610	136,094
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
HUB24, Ltd.	12,509	$104,163
Huon Aquaculture Group, Ltd.	8,993	27,322
IDP Education, Ltd.	32,647	364,928
Iluka Resources, Ltd.	25,039	120,478
Image Resources NL (A)	109,244	16,208
Imdex, Ltd.	170,178	154,636
IMF Bentham, Ltd. (A)	104,064	213,550
Independence Group NL	223,341	820,276
Infigen Energy	395,869	157,017
Infomedia, Ltd.	139,444	212,035
Inghams Group, Ltd.	95,979	204,612
Integral Diagnostics, Ltd.	24,311	50,632
Integral Diagnostics, Ltd. (A)	4,114	8,568
Integrated Research, Ltd.	23,574	46,672
International Ferro Metals, Ltd. (A)(C)	9,556	0
InvoCare, Ltd. (B)	40,106	395,790
IOOF Holdings, Ltd.	138,916	473,821
IPH, Ltd.	63,036	394,887
IRESS, Ltd.	52,849	443,979
iSelect, Ltd. (A)	77,196	30,096
iSentia Group, Ltd. (A)	35,198	8,051
IVE Group, Ltd.	65,357	91,974
Japara Healthcare, Ltd.	86,081	64,661
JB Hi-Fi, Ltd. (B)	47,543	1,053,976
Jumbo Interactive, Ltd.	11,374	171,762
Jupiter Mines, Ltd.	396,226	99,982
Karoon Energy, Ltd. (A)	92,917	77,567
Kingsgate Consolidated, Ltd. (A)	71,822	17,672
Kogan.com, Ltd. (B)	14,203	58,870
Lifestyle Communities, Ltd.	19,235	90,265
Link Administration Holdings, Ltd.	56,562	208,437
Lovisa Holdings, Ltd.	17,541	149,362
Lucapa Diamond Company, Ltd. (A)	145,168	14,658
Lycopodium, Ltd.	4,375	16,782
MACA, Ltd.	115,026	70,872
Macmahon Holdings, Ltd. (A)(B)	604,299	83,344
Mayne Pharma Group, Ltd. (A)	410,449	122,898
McMillan Shakespeare, Ltd.	32,489	348,288
McPherson's, Ltd.	20,700	29,666
Medusa Mining, Ltd. (A)	50,437	28,121
Mesoblast, Ltd. (A)(B)	77,978	75,415
Metals X, Ltd. (A)(B)	148,546	16,022
Metcash, Ltd.	372,183	727,291
Metro Mining, Ltd. (A)	66,430	4,912
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Michael Hill International, Ltd.	43,259	$14,445
Michael Hill International, Ltd. (Australian Securities Exchange)	8,882	2,931
Midway, Ltd.	3,396	6,676
Millennium Minerals, Ltd. (A)(B)	86,302	5,828
Mineral Resources, Ltd.	54,855	488,316
MMA Offshore, Ltd. (A)	237,016	30,259
MNF Group, Ltd.	8,989	29,654
MOD Resources, Ltd. (A)	20,408	5,843
Moelis Australia, Ltd.	3,778	9,537
Monadelphous Group, Ltd.	35,679	382,279
Monash IVF Group, Ltd.	63,778	44,639
Money3 Corp., Ltd.	40,827	62,687
Mortgage Choice, Ltd.	31,859	25,097
Motorcycle Holdings, Ltd.	5,321	7,867
Mount Gibson Iron, Ltd.	278,414	134,266
Myer Holdings, Ltd. (A)(B)	373,667	132,101
MyState, Ltd.	29,609	90,459
Navigator Global Investments, Ltd.	34,265	68,846
Netwealth Group, Ltd.	13,085	67,241
New Hope Corp., Ltd.	127,847	196,131
NEXTDC, Ltd. (A)	141,190	570,018
nib holdings, Ltd.	175,201	871,563
Nick Scali, Ltd. (B)	21,838	100,629
Nine Entertainment Company Holdings, Ltd.	669,351	895,467
Noni B, Ltd.	5,190	10,223
NRW Holdings, Ltd.	164,036	267,532
Nufarm, Ltd. (B)	118,255	383,654
OceanaGold Corp.	295,482	707,967
OFX Group, Ltd.	118,597	109,086
Onevue Holdings, Ltd. (A)	26,955	7,614
oOh!media, Ltd.	100,248	207,041
Orora, Ltd.	367,775	690,088
OZ Minerals, Ltd.	144,120	888,823
Pacific Current Group, Ltd. (B)	18,085	69,072
Pacific Energy, Ltd.	12,516	8,132
Pacific Smiles Group, Ltd.	11,867	11,972
Pact Group Holdings, Ltd. (B)	50,469	82,482
Paladin Energy, Ltd. (A)(B)	386,796	37,794
Panoramic Resources, Ltd. (A)	128,730	29,544
Pantoro, Ltd. (A)	140,826	20,921
Paragon Care, Ltd.	76,290	23,928
Peet, Ltd.	111,550	84,030
Pendal Group, Ltd.	110,001	492,161
Perpetual, Ltd.	18,093	433,147
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Perseus Mining, Ltd. (A)	396,531	$201,338
Pilbara Minerals, Ltd. (A)(B)	134,374	32,387
Pioneer Credit, Ltd.	11,509	19,097
Platinum Asset Management, Ltd.	63,159	162,792
Praemium, Ltd. (A)	68,020	22,424
Premier Investments, Ltd.	38,018	379,841
Prime Media Group, Ltd. (A)	115,482	14,381
Pro Medicus, Ltd.	16,049	397,774
PSC Insurance Group, Ltd.	9,460	16,636
PWR Holdings, Ltd.	18,240	58,485
QMS Media, Ltd.	16,075	8,986
Qube Holdings, Ltd.	163,707	353,781
Quintis, Ltd. (A)(C)	84,711	0
Ramelius Resources, Ltd. (A)	159,170	138,701
Reckon, Ltd.	25,906	11,684
Red 5, Ltd. (A)	287,711	64,131
Red River Resources, Ltd. (A)(B)	130,095	13,587
Regis Healthcare, Ltd.	55,390	104,155
Regis Resources, Ltd.	188,503	655,420
Resolute Mining, Ltd. (A)	413,406	467,296
Rhipe, Ltd.	31,627	55,558
Ridley Corp., Ltd.	92,822	67,442
RPMGlobal Holdings, Ltd. (A)	1,806	827
Ruralco Holdings, Ltd.	7,211	21,316
RXP Services, Ltd.	37,930	13,219
Salmat, Ltd.	15,825	6,541
Sandfire Resources NL	75,961	318,768
Saracen Mineral Holdings, Ltd. (A)	301,817	743,788
SeaLink Travel Group, Ltd.	16,401	41,573
Select Harvests, Ltd.	41,734	219,103
Senetas Corp., Ltd.	199,918	9,279
Senex Energy, Ltd. (A)(B)	645,507	167,129
Servcorp, Ltd.	13,949	46,042
Service Stream, Ltd.	129,877	250,709
Seven Group Holdings, Ltd.	7,785	87,089
Seven West Media, Ltd. (A)	295,377	74,591
SG Fleet Group, Ltd.	34,699	58,449
Sheffield Resources, Ltd. (A)	30,777	10,049
Shine Corporate, Ltd.	13,336	7,395
Sigma Healthcare, Ltd.	413,072	178,007
Silver Chef, Ltd. (A)	8,737	3,410
Silver Lake Resources, Ltd. (A)	321,554	231,866
SmartGroup Corp., Ltd.	21,092	158,475
Southern Cross Electrical Engineering, Ltd.	16,667	5,996
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Southern Cross Media Group, Ltd.	250,649	$205,591
Spark Infrastructure Group	494,708	765,601
SpeedCast International, Ltd.	71,115	37,076
SRG Global, Ltd.	83,829	25,122
St. Barbara, Ltd.	262,614	572,176
Stanmore Coal, Ltd.	10,323	9,736
Steadfast Group, Ltd.	338,363	853,429
Strike Energy, Ltd. (A)	54,422	10,070
Sunland Group, Ltd.	30,172	33,412
Super Retail Group, Ltd.	59,447	374,720
Superloop, Ltd. (A)	31,001	19,177
Syrah Resources, Ltd. (A)(B)	103,821	47,216
Tassal Group, Ltd.	107,851	313,316
Technology One, Ltd.	91,043	463,849
The Citadel Group, Ltd.	11,255	30,085
The Reject Shop, Ltd.	7,826	10,148
The Star Entertainment Group, Ltd.	67,175	185,819
Thorn Group, Ltd. (A)	45,862	7,571
Tiger Resources, Ltd. (A)(C)	420,741	10,427
Troy Resources, Ltd. (A)	137,215	10,185
Villa World, Ltd.	43,921	69,213
Village Roadshow, Ltd. (A)	47,287	88,370
Virgin Australia Holdings, Ltd. (A)	305,078	31,763
Virgin Australia Holdings, Ltd. (A)(C)	252,517	850
Virtus Health, Ltd.	29,203	80,647
Vita Group, Ltd.	61,471	51,523
Vocus Group, Ltd. (A)	259,001	564,253
Webjet, Ltd. (B)	38,898	323,949
Webster, Ltd.	16,290	13,880
Western Areas, Ltd. (B)	149,173	249,381
Westgold Resources, Ltd. (A)	132,864	209,993
Whitehaven Coal, Ltd.	52,771	121,875
WPP AUNZ, Ltd.	101,689	36,646
Austria 1.4%		10,719,342
Agrana Beteiligungs AG	8,678	152,625
ams AG (A)(B)	17,608	709,458
ANDRITZ AG	21,634	761,669
AT&S Austria Technologie & Systemtechnik AG	8,191	130,779
CA Immobilien Anlagen AG	29,399	1,040,739
DO & CO AG	3,629	359,146
EVN AG	15,415	259,891
FACC AG (B)	6,411	71,021
Flughafen Wien AG	2,437	99,802
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Austria (continued)
IMMOFINANZ AG (A)	41,045	$1,148,277
Kapsch TrafficCom AG	2,742	98,151
Lenzing AG	5,407	510,111
Mayr Melnhof Karton AG	2,647	313,699
Oesterreichische Post AG	14,129	503,397
Palfinger AG	4,994	124,077
POLYTEC Holding AG	4,411	39,877
Porr AG (B)	3,596	73,835
Rhi Magnesita NV	5,856	318,021
Rosenbauer International AG	1,314	57,205
S IMMO AG	29,217	635,439
S&T AG	11,932	250,970
Schoeller-Bleckmann Oilfield Equipment AG	5,378	341,485
Semperit AG Holding (A)	3,480	47,955
Strabag SE	6,784	221,440
Telekom Austria AG (A)	69,058	529,192
UBM Development AG	1,455	65,915
UNIQA Insurance Group AG	60,485	535,375
Vienna Insurance Group AG	18,069	444,912
Wienerberger AG	33,730	775,941
Zumtobel Group AG (A)	13,940	98,938
Belgium 1.8%		13,432,746
Ackermans & van Haaren NV	9,807	1,419,833
AGFA-Gevaert NV (A)	73,511	292,748
Akka Technologies	4,555	295,045
Atenor	1,885	137,567
Banque Nationale de Belgique	55	136,038
Barco NV	3,836	816,336
Bekaert SA	19,516	531,320
Biocartis NV (A)(B)(D)	13,216	150,318
bpost SA	26,648	266,397
Celyad SA (A)	1,226	15,059
Cie d'Entreprises CFE	2,943	269,384
Deceuninck NV	27,625	57,136
D'ieteren SA	11,456	578,386
Econocom Group SA	37,385	111,639
Elia System Operator SA	12,125	1,005,098
Euronav NV	69,674	567,730
EVS Broadcast Equipment SA	6,476	157,819
Exmar NV (A)	13,915	79,329
Fagron	12,153	218,266
Galapagos NV (A)	12,814	2,158,105
Gimv NV	7,502	446,291
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Belgium (continued)
Immobel SA	1,203	$87,804
Ion Beam Applications (A)	4,559	80,370
Jensen-Group NV	1,485	57,783
Kinepolis Group NV	6,457	372,847
Lotus Bakeries NV (B)	90	253,187
MDxHealth (A)	13,603	16,029
Melexis NV (B)	7,834	497,439
Nyrstar NV (A)(B)(C)	19,891	1,664
Ontex Group NV	28,363	468,814
Orange Belgium SA	15,216	332,271
Oxurion NV (A)	15,093	49,581
Picanol	683	46,096
Recticel SA	16,816	136,017
Resilux	305	45,285
Roularta Media Group NV	668	9,074
Sioen Industries NV	2,343	55,416
Sipef NV (B)	2,487	108,219
Telenet Group Holding NV	9,142	455,765
TER Beke SA	176	22,049
Tessenderlo Group SA (A)	14,956	487,042
Van de Velde NV	2,367	61,352
Viohalco SA (A)	18,237	78,798
Bermuda 0.1%		1,092,932
Hiscox, Ltd.	57,948	1,092,932
Canada 9.1%		68,707,409
5N Plus, Inc. (A)(B)	38,389	67,471
Absolute Software Corp.	20,802	123,118
Acadian Timber Corp.	3,534	43,027
Advantage Oil & Gas, Ltd. (A)(B)	64,128	71,285
Aecon Group, Inc.	33,703	468,055
Africa Oil Corp. (A)	10,700	9,242
Ag Growth International, Inc. (B)	8,825	287,273
AGF Management, Ltd., Class B	33,042	138,978
Aimia, Inc. (A)	78,062	180,585
AirBoss of America Corp.	4,809	28,210
AKITA Drilling, Ltd., Class A	1,766	2,335
Alamos Gold, Inc., Class A	196,904	1,387,231
Alaris Royalty Corp.	24,497	355,661
Alcanna, Inc. (B)	10,576	40,353
Alexco Resource Corp. (A)	35,137	85,243
Algoma Central Corp.	4,052	40,325
Alio Gold, Inc. (A)(B)	9,897	6,913
Altius Minerals Corp. (B)	14,000	116,824
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Altus Group, Ltd.	11,003	$322,305
Americas Silver Corp. (A)	8,321	28,124
Amerigo Resources, Ltd. (A)(B)	49,100	21,758
Andrew Peller, Ltd., Class A	13,393	142,541
ARC Resources, Ltd.	98,550	415,991
Aritzia, Inc. (A)	26,700	340,117
Asanko Gold, Inc. (A)	31,531	31,498
Athabasca Oil Corp. (A)	150,957	64,628
ATS Automation Tooling Systems, Inc. (A)	33,691	464,852
AutoCanada, Inc. (B)	8,443	53,585
B2Gold Corp. (A)	320,231	1,149,695
Badger Daylighting, Ltd. (B)	11,768	372,910
Baytex Energy Corp. (A)	222,029	286,833
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	131,372	174,650
Bird Construction, Inc.	10,185	41,309
Black Diamond Group, Ltd. (A)(B)	17,717	22,755
BMTC Group, Inc.	4,096	32,149
Bombardier, Inc., Class B (A)	55,887	72,199
Bonavista Energy Corp.	160,337	65,031
Bonterra Energy Corp.	10,135	31,743
Boralex, Inc., Class A (B)	31,567	490,315
Bridgemarq Real Estate Services	2,800	29,064
BRP, Inc.	10,302	369,399
Calfrac Well Services, Ltd. (A)(B)	36,548	43,098
Calian Group, Ltd.	2,739	70,255
Canaccord Genuity Group, Inc.	19,930	74,996
Canacol Energy, Ltd. (A)	37,069	133,364
Canadian Western Bank	41,557	991,325
Canfor Corp. (A)	18,680	214,945
Canfor Pulp Products, Inc.	10,068	68,663
CanWel Building Materials Group, Ltd. (B)	27,055	90,834
Capital Power Corp.	39,467	905,008
Capstone Mining Corp. (A)	183,433	68,198
Cardinal Energy, Ltd. (B)	41,663	70,095
Cargojet, Inc.	900	69,572
Cascades, Inc.	27,305	231,336
Celestica, Inc. (A)	45,794	297,176
Centerra Gold, Inc. (A)	110,616	1,006,129
Centerra Gold, Inc. (New York Stock Exchange) (A)	1,244	11,333
Cervus Equipment Corp.	3,597	25,153
CES Energy Solutions Corp. (B)	89,204	129,310
Chesswood Group, Ltd. (B)	5,000	33,236
China Gold International Resources Corp., Ltd. (A)(B)	90,882	94,199
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Cineplex, Inc.	27,605	$514,199
Clearwater Seafoods, Inc. (B)	7,000	29,758
Cogeco Communications, Inc.	4,804	377,565
Cogeco, Inc.	2,492	175,642
Colliers International Group, Inc.	7,966	537,289
Colliers International Group, Inc. (New York Stock Exchange)	4,844	326,970
Computer Modelling Group, Ltd.	26,533	134,917
Conifex Timber, Inc. (A)	5,700	2,590
Continental Gold, Inc. (A)	79,176	247,388
Copper Mountain Mining Corp. (A)	78,268	39,387
Corby Spirit and Wine, Ltd.	5,444	72,292
Corridor Resources, Inc. (A)	11,000	5,370
Corus Entertainment, Inc., B Shares	63,931	244,891
Crescent Point Energy Corp.	50,344	158,814
Crew Energy, Inc. (A)	57,594	25,090
CRH Medical Corp. (A)	30,192	93,202
Delphi Energy Corp. (A)	76,367	5,449
Denison Mines Corp. (A)	171,019	78,355
Detour Gold Corp. (A)	89,509	1,603,417
DHX Media, Ltd. (A)(B)	47,308	60,050
DIRTT Environmental Solutions (A)	18,708	95,971
Dorel Industries, Inc., Class B (B)	8,944	61,131
DREAM Unlimited Corp., Class A	28,038	180,265
Dundee Precious Metals, Inc. (A)	80,170	316,128
Dynacor Gold Mines, Inc.	9,900	14,574
Echelon Financial Holdings, Inc.	2,400	10,635
ECN Capital Corp.	106,129	371,459
EcoSynthetix, Inc. (A)	3,185	7,009
E-L Financial Corp., Ltd.	274	153,937
Eldorado Gold Corp. (A)	100,319	922,266
Element Fleet Management Corp.	168,734	1,350,987
Endeavour Silver Corp. (A)	59,384	156,555
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	3,696
Enerflex, Ltd.	41,952	384,418
Enerplus Corp.	69,948	457,599
Enghouse Systems, Ltd.	16,491	472,410
Ensign Energy Services, Inc.	50,538	113,116
Entertainment One, Ltd.	134,937	961,870
Equitable Group, Inc.	4,656	345,581
ERO Copper Corp. (A)	8,256	124,950
Essential Energy Services, Ltd. (A)	57,270	14,625
Evertz Technologies, Ltd.	13,117	168,371
Excellon Resources, Inc. (A)	17,200	14,469
Exchange Income Corp. (B)	2,691	77,815
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Exco Technologies, Ltd.	11,690	$66,027
EXFO, Inc. (A)	8	29
EXFO, Inc. (Toronto Stock Exchange) (A)	1,146	4,175
Extendicare, Inc. (B)	36,695	230,136
Fiera Capital Corp.	24,767	187,510
Finning International, Inc.	9,900	171,618
Firm Capital Mortgage Investment Corp.	7,600	78,432
First Majestic Silver Corp. (A)(B)	60,181	654,515
First Mining Gold Corp. (A)	127,000	26,709
First National Financial Corp.	4,398	120,570
FirstService Corp.	4,746	492,994
FirstService Corp. (Toronto Stock Exchange)	3,794	394,159
Fission Uranium Corp. (A)	139,747	36,737
Fortuna Silver Mines, Inc. (A)	87,207	360,251
Freehold Royalties, Ltd. (B)	45,909	249,993
Gamehost, Inc.	6,100	37,799
GDI Integrated Facility Services, Inc. (A)	2,500	53,590
Gear Energy, Ltd. (A)	60,000	20,054
Genesis Land Development Corp. (A)	1,561	2,650
Genworth MI Canada, Inc.	18,945	717,161
Gibson Energy, Inc.	58,759	1,015,947
Glacier Media, Inc. (A)	8,800	4,759
GMP Capital, Inc.	29,908	59,978
goeasy, Ltd.	3,130	126,502
Golden Star Resources, Ltd. (A)	2,760	8,501
Golden Star Resources, Ltd. (A)	20,650	63,126
GoldMining, Inc. (A)(B)	17,500	16,824
GoldMoney, Inc.	18,000	28,256
Gran Tierra Energy, Inc. (A)(B)	126,929	180,183
Great Canadian Gaming Corp. (A)	22,490	672,639
Great Panther Mining, Ltd. (A)	43,250	35,733
Guardian Capital Group, Ltd., Class A	4,600	85,235
Guyana Goldfields, Inc. (A)(B)	57,265	47,742
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Heroux-Devtek, Inc. (A)	16,243	213,499
High Arctic Energy Services, Inc.	12,900	21,316
High Liner Foods, Inc.	6,893	59,797
Home Capital Group, Inc. (A)	27,960	537,612
Horizon North Logistics, Inc.	82,170	58,631
Hudbay Minerals, Inc.	133,382	447,812
IAMGOLD Corp. (A)	238,998	892,159
IBI Group, Inc. (A)	7,200	26,661
Imperial Metals Corp. (A)	20,280	38,690
Indigo Books & Music, Inc. (A)	2,900	14,376
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Information Services Corp.	3,300	$39,187
Innergex Renewable Energy, Inc.	42,327	471,466
Interfor Corp. (A)	29,229	293,300
International Petroleum Corp. (A)	23,520	79,849
International Tower Hill Mines, Ltd. (A)	4,097	2,339
Intertape Polymer Group, Inc. (B)	28,229	391,610
IPL Plastics, Inc. (A)	13,952	92,636
Ivanhoe Mines, Ltd., Class A (A)	208,095	581,428
Jamieson Wellness, Inc. (B)	11,063	202,248
Just Energy Group, Inc.	44,930	49,270
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	3,186	91,866
Kelt Exploration, Ltd. (A)	60,355	127,836
Kinaxis, Inc. (A)	8,891	517,940
Kinder Morgan Canada, Ltd. (D)	14,157	156,095
Knight Therapeutics, Inc. (A)	61,273	346,542
KP Tissue, Inc.	5,100	34,667
Labrador Iron Ore Royalty Corp.	21,100	412,681
Largo Resources, Ltd. (A)(B)	36,500	37,558
Lassonde Industries, Inc., Class A	1,000	132,049
Laurentian Bank of Canada	23,124	754,648
Leagold Mining Corp. (A)	25,100	55,991
Leon's Furniture, Ltd.	13,541	159,880
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	22,904	695,687
Lucara Diamond Corp.	124,430	97,196
Lundin Gold, Inc. (A)(B)	14,300	89,469
Magellan Aerospace Corp.	8,083	93,737
Mainstreet Equity Corp. (A)	2,022	94,235
Major Drilling Group International, Inc. (A)	38,938	151,494
Maple Leaf Foods, Inc.	21,011	499,631
Marathon Gold Corp. (A)	15,600	16,169
Martinrea International, Inc.	46,611	357,442
Maxim Power Corp. (A)	6,300	8,612
Mediagrif Interactive Technologies, Inc.	4,600	18,070
Medical Facilities Corp. (B)	15,230	77,099
MEG Energy Corp. (A)	68,978	263,188
Melcor Developments, Ltd.	4,800	44,489
Morguard Corp.	1,278	189,108
Morneau Shepell, Inc. (B)	25,570	628,207
Mountain Province Diamonds, Inc.	10,600	8,280
MTY Food Group, Inc.	9,015	427,322
Mullen Group, Ltd.	55,250	371,819
New Gold, Inc. (A)	288,778	323,178
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
NFI Group, Inc.	12,530	$273,488
Norbord, Inc. (B)	15,046	367,844
North American Construction Group, Ltd.	10,635	125,808
Northland Power, Inc.	26,135	495,650
NuVista Energy, Ltd. (A)(B)	57,105	69,054
Obsidian Energy, Ltd. (A)(B)	23,831	22,732
Orbite Technologies, Inc. (A)	105,500	3,165
Orla Mining, Ltd. (A)	24,200	29,082
Osisko Gold Royalties, Ltd.	43,795	557,881
Osisko Mining, Inc. (A)	12,500	32,860
Painted Pony Energy, Ltd. (A)(B)	41,196	21,040
Pan American Silver Corp.	85,618	1,578,088
Papiers Fraser, Inc. (A)(C)	4,800	0
Paramount Resources, Ltd., Class A (A)	25,426	108,281
Parex Resources, Inc. (A)	65,404	1,001,643
Park Lawn Corp.	6,427	122,178
Pason Systems, Inc.	27,637	327,766
Pengrowth Energy Corp. (A)	148,974	28,533
Peyto Exploration & Development Corp. (B)	57,568	138,364
Photon Control, Inc. (A)	19,406	13,847
PHX Energy Services Corp. (A)	11,019	22,180
Pine Cliff Energy, Ltd. (A)	5,700	492
Pinnacle Renewable Energy, Inc. (B)	6,600	46,845
Pivot Technology Solutions, Inc.	9,400	10,590
Pizza Pizza Royalty Corp.	16,878	124,994
Points International, Ltd. (A)	4,210	47,242
Polaris Infrastructure, Inc.	9,000	95,448
Pollard Banknote, Ltd.	2,700	44,392
PolyMet Mining Corp. (A)(B)	20,250	6,844
PrairieSky Royalty, Ltd. (B)	16,169	204,875
Precision Drilling Corp. (A)	131,081	157,526
Premier Gold Mines, Ltd. (A)	92,145	157,797
Premium Brands Holdings Corp.	10,307	758,897
Pretium Resources, Inc. (A)	73,600	965,744
Pulse Seismic, Inc. (A)	17,551	27,024
Quarterhill, Inc.	46,498	65,657
Questerre Energy Corp., Class A (A)	41,900	7,081
Real Matters, Inc. (A)	14,600	114,265
Recipe Unlimited Corp.	6,891	127,841
Reitmans Canada, Ltd., Class A	15,656	33,513
Richelieu Hardware, Ltd.	23,054	443,280
Rocky Mountain Dealerships, Inc.	6,328	31,607
Rogers Sugar, Inc. (B)	38,487	155,231
Roxgold, Inc. (A)	113,200	113,081
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Russel Metals, Inc.	29,586	$444,657
Sabina Gold & Silver Corp. (A)	44,568	71,301
Sandstorm Gold, Ltd. (A)(B)	84,573	525,326
Savaria Corp. (B)	10,000	82,319
Seabridge Gold, Inc. (A)(B)	2,300	36,329
Secure Energy Services, Inc.	71,004	297,050
SEMAFO, Inc. (A)	182,867	679,880
Seven Generations Energy, Ltd., Class A (A)	21,804	117,913
ShawCor, Ltd. (B)	31,578	394,903
Sienna Senior Living, Inc.	36,926	520,026
Sierra Metals, Inc. (A)	4,000	4,957
Sierra Wireless, Inc. (A)	13,360	144,297
Sleep Country Canada Holdings, Inc. (D)	11,909	186,855
Sprott, Inc. (B)	63,751	180,039
SSR Mining, Inc. (A)	53,597	880,401
Stantec, Inc.	29,793	648,491
Stelco Holdings, Inc.	8,205	68,591
Stella-Jones, Inc.	21,406	630,089
STEP Energy Services, Ltd. (A)(B)(D)	9,024	10,370
Storm Resources, Ltd. (A)(B)	26,800	28,181
Stornoway Diamond Corp. (A)	43,566	491
Strad, Inc. (A)	8,902	10,765
Street Capital Group, Inc. (A)	13,900	6,995
Stuart Olson, Inc.	14,900	32,343
SunOpta, Inc. (A)	22,645	52,216
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	4,830
Superior Plus Corp.	76,540	666,290
Supremex, Inc.	5,000	9,914
Surge Energy, Inc. (B)	91,176	75,329
Tamarack Valley Energy, Ltd. (A)	73,950	104,421
Taseko Mines, Ltd. (A)	84,702	36,263
Taseko Mines, Ltd. (New York Stock Exchange) (A)	5,290	2,275
TeraGo, Inc. (A)	2,000	14,151
Teranga Gold Corp. (A)	54,503	221,467
Tervita Corp. (A)	3,214	16,029
TFI International, Inc.	37,878	1,102,428
The Descartes Systems Group, Inc. (A)	18,506	656,342
The Intertain Group, Ltd. (A)	3,000	23,119
The North West Company, Inc.	19,630	456,176
Tidewater Midstream and Infrastructure, Ltd.	113,465	88,631
Timbercreek Financial Corp.	32,686	234,699
TMAC Resources, Inc. (A)	2,100	8,612
TMX Group, Ltd.	1,324	114,669
TORC Oil & Gas, Ltd.	71,817	178,545
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Canada (continued)
Torex Gold Resources, Inc. (A)	38,120	$612,142
Total Energy Services, Inc.	19,706	91,470
TransAlta Corp.	134,156	863,540
TransAlta Renewables, Inc. (B)	49,839	490,754
Transcontinental, Inc., Class A	22,483	237,765
TransGlobe Energy Corp.	27,604	36,490
Trevali Mining Corp. (A)	206,096	28,637
Trican Well Service, Ltd. (A)(B)	112,770	79,618
Tricon Capital Group, Inc.	53,687	397,995
Trisura Group, Ltd. (A)	1,900	39,601
Uni-Select, Inc.	15,005	121,604
Valener, Inc.	17,846	346,492
Vecima Networks, Inc.	1,797	11,607
Vermilion Energy, Inc. (B)	15,024	213,839
VersaBank	2,000	10,350
Wajax Corp.	6,547	77,547
Wesdome Gold Mines, Ltd. (A)	68,261	372,734
Western Forest Products, Inc. (B)	212,926	191,912
WestJet Airlines, Ltd.	1,400	32,450
Westport Fuel Systems, Inc. (A)	2,300	6,118
Westshore Terminals Investment Corp.	20,465	335,857
Whitecap Resources, Inc. (B)	131,243	361,771
Winpak, Ltd.	12,336	433,252
Yamana Gold, Inc.	400,291	1,446,147
Yangarra Resources, Ltd. (A)	22,853	27,120
Yellow Pages, Ltd. (A)(B)	4,514	28,107
Zenith Capital Corp. (A)(C)	5,300	876
China 0.1%		448,458
Bund Center Investment, Ltd.	55,500	21,594
China New Higher Education Group, Ltd. (D)	70,000	29,107
Delong Holdings, Ltd.	6,900	34,780
FIH Mobile, Ltd. (A)(B)	1,571,000	177,745
Goodbaby International Holdings, Ltd. (A)	283,000	53,898
Huan Yue Interactive Holdings, Ltd. (A)	176,000	13,019
Leyou Technologies Holdings, Ltd. (A)(B)	335,000	84,884
Microport Scientific Corp.	63	56
TK Group Holdings, Ltd.	74,000	33,375
Colombia 0.0%		41,839
Frontera Energy Corp.	4,335	41,839
Denmark 2.1%		15,512,344
Agat Ejendomme A/S (A)	17,289	8,344
ALK-Abello A/S (A)	2,637	532,608
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark (continued)
Alm Brand A/S	33,758	$262,864
Ambu A/S, Class B	33,555	575,312
Bang & Olufsen A/S (A)	10,302	68,546
Bavarian Nordic A/S (A)	7,896	207,998
Brodrene Hartmann A/S	809	35,946
Columbus A/S	26,124	39,138
D/S Norden A/S	10,497	136,646
Dfds A/S	12,308	422,820
DSV A/S	6,567	643,901
FLSmidth & Company A/S	15,465	666,701
Fluegger Group A/S	225	9,477
H+H International A/S, Class B (A)	8,946	131,548
Harboes Bryggeri A/S, Class B (A)	1,452	15,362
ISS A/S	38,013	965,860
Jeudan A/S	537	80,719
Jyske Bank A/S (A)	20,977	588,657
Matas A/S	22,179	174,911
Nilfisk Holding A/S (A)	10,698	239,684
NKT A/S (A)	8,273	108,317
NNIT A/S (D)	4,165	43,106
North Media AS	1,803	9,466
Pandora A/S	41,287	1,756,490
Parken Sport & Entertainment A/S	1,870	30,026
Per Aarsleff Holding A/S	10,021	357,185
Ringkjoebing Landbobank A/S	11,315	679,273
Rockwool International A/S, A Shares	297	54,754
Rockwool International A/S, B Shares	2,322	452,767
Royal Unibrew A/S	20,176	1,748,662
RTX A/S	3,741	94,212
Scandinavian Tobacco Group A/S (D)	35,578	409,662
Schouw & Company A/S	5,945	408,561
SimCorp A/S	15,580	1,448,638
Solar A/S, B Shares	2,343	94,299
Spar Nord Bank A/S	52,440	401,946
Sydbank A/S	21,448	299,723
Tivoli A/S	691	68,886
Topdanmark A/S	16,987	843,738
Tryg A/S	1,043	31,176
United International Enterprises	535	98,738
Veloxis Pharmaceuticals A/S (A)(B)	71,640	37,403
Vestjysk Bank A/S (A)	144,692	73,193
Zealand Pharma A/S (A)	8,130	155,081
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
Faeroe Islands 0.0%		$13,731
BankNordik P/F	953	13,731
Finland 2.2%		16,284,651
Adapteo Oyj (A)	17,291	206,478
Afarak Group OYJ (A)	6,433	4,590
Aktia Bank OYJ	22,366	202,900
Alma Media OYJ	11,325	78,292
Apetit OYJ	1,524	13,896
Asiakastieto Group OYJ (D)	4,679	139,729
Aspo OYJ	5,505	46,941
Atria OYJ	6,047	49,292
BasWare OYJ (A)	2,688	55,767
Bittium OYJ	10,462	70,621
Cargotec OYJ, B Shares	14,361	407,613
Caverion OYJ	30,873	197,855
Citycon OYJ (B)	24,077	259,411
Cramo OYJ	17,291	144,237
Digia OYJ	7,562	31,370
Ferratum OYJ	2,783	30,915
Finnair OYJ	25,769	176,010
Fiskars OYJ ABP	12,627	168,559
F-Secure OYJ (A)	32,769	91,574
HKScan OYJ, A Shares (A)	11,127	19,322
Huhtamaki OYJ	40,368	1,561,379
Ilkka-Yhtyma OYJ	9,901	37,953
Kemira OYJ	35,794	504,485
Kesko OYJ, A Shares	4,127	235,093
Kesko OYJ, B Shares	25,326	1,595,364
Konecranes OYJ	24,155	718,669
Lassila & Tikanoja OYJ	10,428	149,136
Lehto Group OYJ	1,623	3,602
Metsa Board OYJ	58,883	309,531
Metso OYJ	39,181	1,470,678
Nokian Renkaat OYJ	46,780	1,282,255
Olvi OYJ, A Shares	4,702	183,417
Oriola OYJ, A Shares	5,320	11,631
Oriola OYJ, B Shares	49,342	110,094
Orion OYJ, Class A	8,076	295,250
Orion OYJ, Class B	36,816	1,368,258
Outokumpu OYJ (B)	90,690	262,204
Outotec OYJ (A)	57,501	327,717
Pihlajalinna OYJ	643	7,235
Ponsse OYJ	4,062	122,956
QT Group OYJ (A)	2,996	44,675
Raisio OYJ, V Shares	60,748	210,533
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Finland (continued)
Rapala VMC OYJ	5,592	$17,932
Raute OYJ, A Shares	728	16,697
Revenio Group OYJ	7,636	164,340
Sanoma OYJ	27,196	279,281
SRV Group OYJ (A)	8,532	14,396
Stockmann OYJ ABP, A Shares (A)	1,949	5,140
Stockmann OYJ ABP, B Shares (A)	10,220	25,285
Teleste OYJ	3,860	22,614
Tieto OYJ	17,430	429,186
Tikkurila OYJ	14,249	201,428
Tokmanni Group Corp.	21,252	239,115
Uponor OYJ	24,512	253,352
Vaisala OYJ, A Shares	6,527	157,679
Valmet OYJ	47,608	862,837
YIT OYJ	70,357	387,882
France 4.3%		32,368,600
ABC arbitrage	8,502	58,959
Actia Group	2,573	11,849
Air France-KLM (A)	79,787	898,921
AKWEL	3,689	66,308
Albioma SA	11,683	301,712
Altamir	5,040	89,687
Alten SA	10,845	1,294,962
Altran Technologies SA	93,282	1,484,752
Amplitude Surgical SAS (A)	7,915	11,892
Assystem SA	3,342	140,243
Aubay	2,575	91,993
Axway Software SA	2,311	29,356
Baikowski SAS (A)	506	8,902
Bastide le Confort Medical (B)	1,540	61,583
Beneteau SA	17,098	160,969
Bigben Interactive	7,638	99,548
Boiron SA	2,468	101,248
Bonduelle SCA	7,695	197,491
Bourbon Corp. (London Stock Exchange) (A)	4,510	15,051
Burelle SA	85	70,462
Casino Guichard Perrachon SA (B)	5,970	251,412
Catering International Services	1,089	14,124
Cegedim SA (A)	1,780	52,591
CGG SA (A)	219,722	448,260
Chargeurs SA	8,126	142,029
Cie des Alpes	6,231	168,881
Cie Plastic Omnium SA	16,587	402,087
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
France (continued)
Coface SA	49,209	$581,192
Derichebourg SA	51,800	185,150
Devoteam SA	2,360	243,374
Electricite de Strasbourg SA	351	42,842
Elior Group SA (D)	41,524	528,415
Elis SA	49,138	874,340
Eramet	2,724	135,238
Erytech Pharma SA (A)(B)	6,297	35,556
Esso SA Francaise (A)	871	22,031
Etablissements Maurel et Prom SA	16,287	52,259
Europcar Mobility Group (D)	52,342	321,837
Eutelsat Communications SA	75,101	1,306,732
Exel Industries SA, A Shares	444	21,523
Faurecia SE	2,756	120,595
Fleury Michon SA	344	12,378
Fnac Darty SA (A)	7,145	466,371
Gaumont SA	489	60,462
Gaztransport Et Technigaz SA	7,022	657,321
GEA	126	13,856
GL Events	4,616	121,483
Groupe Crit	1,323	95,972
Groupe Gorge	2,125	31,963
Groupe Open	1,805	29,159
Guerbet	3,195	171,275
Haulotte Group SA	3,951	27,265
HERIGE SADCS	539	15,774
HEXAOM	1,083	39,623
ID Logistics Group (A)	981	168,344
Iliad SA	161	16,860
Imerys SA	8,829	360,503
Ingenico Group SA	23,884	2,368,564
Interparfums SA	233	10,198
IPSOS	17,414	469,287
Jacquet Metal Service SA	5,053	91,370
JCDecaux SA	5,528	147,955
Kaufman & Broad SA	8,262	314,999
Korian SA	22,659	904,261
Lagardere SCA	41,465	883,185
Latecoere SACA (A)	39,852	167,337
Laurent-Perrier	1,118	111,844
Le Belier	808	20,551
Lectra	11,512	228,666
Linedata Services	1,809	59,833
LISI	8,173	218,424
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
LNA Sante SA	2,246	$117,756
Maisons du Monde SA (D)	20,412	368,166
Manitou BF SA	5,572	111,682
Manutan International	906	64,801
Mersen SA	7,790	264,582
METabolic EXplorer SA (A)	8,100	12,305
Metropole Television SA	10,149	174,382
MGI Digital Graphic Technology (A)	394	20,105
Neopost SA	18,336	372,606
Nexans SA	14,240	456,990
Nexity SA	18,168	843,925
Nicox (A)	6,072	29,684
NRJ Group	6,595	51,299
Oeneo SA	7,772	92,600
Onxeo SA (A)	11,077	7,940
Onxeo SA (Copenhagen Stock Exchange) (A)	2,056	1,511
Pierre & Vacances SA (A)	1,671	29,030
Plastivaloire (B)	1,440	9,512
PSB Industries SA	506	13,897
Rallye SA	7,709	43,272
Recylex SA (A)(B)	4,454	18,003
Rexel SA	142,375	1,510,011
Robertet SA	238	177,933
Rothschild & Company	11,038	314,389
Rubis SCA	34,917	2,019,733
Samse SA	285	48,877
Savencia SA	1,977	143,486
Seche Environnement SA	2,029	72,720
Societe BIC SA	10,283	657,085
Societe Marseillaise du Tunnel Prado-Carenage SA	219	4,366
Societe pour l'Informatique Industrielle	2,435	71,576
SOITEC (A)	7,160	722,415
Solocal Group (A)	280,018	221,578
Somfy SA	2,444	214,280
Sopra Steria Group	5,038	646,141
SPIE SA	47,755	866,586
Stef SA	1,253	114,552
Synergie SA	3,330	101,612
Tarkett SA	14,189	210,241
Technicolor SA (A)	88,478	77,362
Television Francaise 1	20,913	190,358
Thermador Groupe (B)	2,607	165,821
Touax SCA (A)	979	5,071
Trigano SA	2,414	231,473
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
France (continued)
Union Financiere de France BQE SA	1,451	$30,215
Vallourec SA (A)	81,681	229,927
Valneva SE (A)	3,618	12,596
Vetoquinol SA	1,228	82,064
Vicat SA	8,427	368,021
VIEL & Cie SA	6,888	35,597
Vilmorin & Cie SA	2,792	149,865
Virbac SA (A)	621	115,052
Vranken-Pommery Monopole SA	923	22,110
Gabon 0.0%		47,714
Total Gabon	325	47,714
Georgia 0.1%		468,800
Bank of Georgia Group PLC	20,708	341,964
Georgia Capital PLC (A)	10,443	126,836
Germany 6.0%		45,245,547
7C Solarparken AG	7,370	25,769
Aareal Bank AG	26,021	739,377
Adler Modemaerkte AG (A)	2,325	7,942
ADLER Real Estate AG (A)(B)	18,846	237,994
ADO Properties SA (D)	11,749	482,069
ADVA Optical Networking SE (A)	21,806	139,883
AIXTRON SE (A)	17,077	169,473
All for One Group AG	784	33,057
Allgeier SE	2,876	66,332
Amadeus Fire AG	2,380	278,292
Atoss Software AG	695	98,796
Aurubis AG	17,607	781,907
Basler AG	1,647	69,520
Bauer AG	6,102	134,150
BayWa AG	7,530	201,163
Bechtle AG	10,996	1,094,426
Bertrandt AG	2,816	140,167
bet-at-home.com AG	1,116	64,680
Bijou Brigitte AG	1,450	63,098
Bilfinger SE	12,144	334,456
Borussia Dortmund GmbH & Company KGaA	24,608	265,364
CANCOM SE	14,792	877,777
CECONOMY AG (A)	55,752	285,887
CENIT AG	2,412	33,218
CENTROTEC Sustainable AG	2,789	37,758
Cewe Stiftung & Company KGAA	2,408	217,482
comdirect bank AG	10,187	102,138
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
CompuGroup Medical SE	8,995	$513,461
CropEnergies AG	14,129	87,629
CTS Eventim AG & Company KGaA	21,517	1,179,434
Data Modul AG	635	37,271
DEAG Deutsche Entertainment AG (A)	5,972	27,572
Delticom AG (A)	2,124	6,552
Deutsche Beteiligungs AG	6,398	226,587
Deutsche EuroShop AG	20,318	527,510
Deutsche Pfandbriefbank AG (D)	70,447	836,487
Deutz AG	61,717	360,350
DIC Asset AG	21,568	292,616
DMG Mori AG	7,212	337,497
Dr. Hoenle AG	1,598	84,422
Draegerwerk AG & Company KGaA	1,433	51,911
Duerr AG	20,584	522,663
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,781	310,629
Elmos Semiconductor AG	6,299	171,702
ElringKlinger AG (A)(B)	9,007	48,023
Energiekontor AG	2,199	42,343
Evotec SE (A)(B)	36,756	815,934
Fielmann AG	7,017	499,497
First Sensor AG	2,622	86,484
FORTEC Elektronik AG	601	13,238
Francotyp-Postalia Holding AG	2,607	10,039
Freenet AG	50,747	992,675
FUCHS PETROLUB SE	4,185	143,884
GEA Group AG	49,538	1,335,274
Gerresheimer AG	12,541	947,687
Gesco AG	3,651	82,471
GFT Technologies SE	5,329	38,172
GRENKE AG	638	51,808
H&R GmbH & Company KGaA (A)	8,359	54,652
Hamburger Hafen und Logistik AG	10,617	256,827
Hapag-Lloyd AG (B)(D)	1,519	105,932
Hawesko Holding AG	27	1,024
Heidelberger Druckmaschinen AG (A)(B)	90,943	111,970
Hella GmbH & Company KGaA	13,544	564,375
HolidayCheck Group AG	12,523	32,134
Hornbach Baumarkt AG	3,479	64,701
Hornbach Holding AG & Company KGaA	5,469	296,139
HUGO BOSS AG	23,961	1,337,924
Hypoport AG (A)	46	12,085
Indus Holding AG	9,185	351,578
Isra Vision AG	4,459	162,371
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Germany (continued)
IVU Traffic Technologies AG	7,116	$71,047
Jenoptik AG	20,299	489,464
K+S AG	88,187	1,396,464
Kloeckner & Company SE	27,626	165,467
Koenig & Bauer AG (B)	4,359	150,863
Krones AG	4,298	236,643
KSB SE & Company KGaA	73	23,166
KWS Saat SE & Company KGaA	4,300	293,873
LANXESS AG	34,617	2,088,539
Leifheit AG	4,376	106,350
Leoni AG (A)(B)	12,042	152,050
LPKF Laser & Electronics AG (A)	6,001	57,016
Manz AG (A)	1,315	25,121
MasterFlex SE	414	2,507
Mediclin AG	8,179	49,891
Medigene AG (A)(B)	4,102	27,612
METRO AG	19,775	306,183
MLP SE	32,818	163,327
Nemetschek SE	18,144	962,834
New Work SE	1,007	294,748
Nexus AG	6,676	209,361
Nordex SE (A)	31,647	321,425
Norma Group SE	14,871	470,799
OHB SE	2,007	70,100
OSRAM Licht AG (B)	41,735	1,668,061
Paragon GmbH & Company KGaA	613	8,372
PATRIZIA AG	18,660	341,457
Pfeiffer Vacuum Technology AG	3,079	462,014
PNE AG	27,801	109,888
Progress-Werk Oberkirch AG	386	10,823
ProSiebenSat.1 Media SE	60,124	792,270
PSI Software AG	4,102	77,306
QSC AG	45,774	65,544
R Stahl AG (A)	823	23,874
Rheinmetall AG	17,343	2,051,003
RHOEN-KLINIKUM AG	9,450	233,848
RIB Software SE	16,448	366,755
Rocket Internet SE (A)(B)(D)	28,857	805,054
SAF-Holland SA	22,781	207,397
Salzgitter AG	11,171	203,134
Schaltbau Holding AG (A)	1,534	44,504
Scout24 AG (D)	21,646	1,278,189
Secunet Security Networks AG	439	55,026
SGL Carbon SE (A)	17,099	84,230
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Siltronic AG	7,643	$492,928
Sixt Leasing SE	3,517	36,720
Sixt SE	4,932	474,541
SMA Solar Technology AG (A)(B)	5,354	125,022
SMT Scharf AG (A)	1,261	17,777
Softing AG	2,069	15,964
Software AG	16,512	445,363
STRATEC SE	1,791	126,986
Stroeer SE & Company KGaA	11,287	844,513
Suedzucker AG	32,557	538,205
SUESS MicroTec SE (A)	7,921	70,931
Surteco Group SE	2,163	54,687
Syzygy AG	471	4,368
TAG Immobilien AG (A)	50,856	1,188,675
Takkt AG	17,528	222,126
Technotrans SE	2,893	66,295
Tele Columbus AG (A)(D)	36,372	75,946
TLG Immobilien AG	36,916	1,108,045
Traffic Systems SE	1,525	33,315
VERBIO Vereinigte BioEnergie AG	12,056	108,449
Vossloh AG	4,139	157,922
Wacker Chemie AG	4,075	318,874
Wacker Neuson SE	13,709	243,359
Washtec AG	4,246	227,153
Wuestenrot & Wuerttembergische AG	10,582	208,075
Gibraltar 0.0%		143,832
888 Holdings PLC	77,379	143,832
Greece 0.0%		37
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	37
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		24,889
GronlandsBANKEN A/S	313	24,889
Guernsey, Channel Islands 0.0%		60,024
Raven Property Group, Ltd. (A)	126,495	60,024
Hong Kong 2.3%		17,115,509
Aeon Credit Service Asia Company, Ltd.	60,000	48,557
Aeon Stores Hong Kong Company, Ltd.	22,000	9,598
Agritrade Resources, Ltd. (B)	975,000	113,253
Allied Group, Ltd.	18,000	91,833
Allied Properties HK, Ltd.	546,000	116,886
APAC Resources, Ltd.	182,171	24,149
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Hong Kong (continued)
Applied Development Holdings, Ltd. (A)	555,000	$24,752
APT Satellite Holdings, Ltd.	118,500	40,919
Asia Financial Holdings, Ltd.	94,000	49,150
Asia Satellite Telecommunications Holdings, Ltd.	38,220	50,447
Asia Standard International Group, Ltd.	236,000	38,762
Asiasec Properties, Ltd.	103,000	21,493
ASM Pacific Technology, Ltd.	13,600	155,416
Associated International Hotels, Ltd.	26,000	75,334
Auto Italia Holdings (A)	950,000	7,171
Best Food Holding Company, Ltd. (A)	62,000	8,302
Bison Finance Group, Ltd. (A)	74,000	10,943
BOCOM International Holdings Company, Ltd.	209,000	31,410
BOE Varitronix, Ltd. (B)	257,000	68,992
Boill Healthcare Holdings, Ltd. (A)	1,480,000	16,012
Bonjour Holdings, Ltd. (A)	635,000	8,774
Bright Smart Securities & Commodities Group, Ltd.	220,000	36,079
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	61,934
Brockman Mining, Ltd. (A)	855,430	16,277
Build King Holdings, Ltd.	150,000	15,849
Burwill Holdings, Ltd. (A)(C)	1,216,000	11,201
Cafe de Coral Holdings, Ltd.	138,000	439,672
Camsing International Holding, Ltd. (C)	124,000	18,346
Century City International Holdings, Ltd.	452,000	30,504
CGN Mining Company, Ltd.	535,000	21,437
Chen Hsong Holdings	40,000	14,683
Chevalier International Holdings, Ltd.	45,524	65,091
China Baoli Technologies Holdings, Ltd. (A)(C)	517,500	5,228
China Best Group Holding, Ltd. (A)	700,000	13,185
China Cloud Copper Company, Ltd. (A)	83,000	2,155
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	19,909
China Energy Development Holdings, Ltd. (A)	2,266,000	62,922
China Flavors & Fragrances Company, Ltd.	110,000	22,440
China Medical & HealthCare Group, Ltd. (A)	640,000	12,310
China Motor Bus Company, Ltd.	800	9,915
China Shandong Hi-Speed Financial Group, Ltd. (A)(B)	1,560,000	52,663
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (B)	908,000	92,531
China Strategic Holdings, Ltd. (A)	4,597,500	25,215
China Tonghai International Financial, Ltd. (A)	80,000	3,264
China Touyun Tech Group, Ltd. (A)	155,000	5,214
Chinese Estates Holdings, Ltd. (B)	172,000	110,198
Chinlink International Holdings, Ltd. (A)	105,000	12,032
Chinney Investments, Ltd.	36,000	11,462
Chong Hing Bank, Ltd.	57,000	95,683
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Chow Sang Sang Holdings International, Ltd.	135,000	$154,383
Chuang's China Investments, Ltd.	210,000	12,706
Chuang's Consortium International, Ltd.	340,021	67,567
CITIC Telecom International Holdings, Ltd.	547,000	213,118
CK Life Sciences International Holdings, Inc.	890,000	41,927
CNQC International Holdings, Ltd.	85,000	13,543
Continental Holdings, Ltd.	510,000	5,195
Convenience Retail Asia, Ltd.	68,000	32,504
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,080
Cosmopolitan International Holdings, Ltd. (A)(B)	320,000	57,964
Cowell e Holdings, Inc.	112,000	16,221
CP Lotus Corp. (A)	280,000	3,742
Crocodile Garments	106,000	7,831
CSI Properties, Ltd.	1,976,333	70,475
CST Group, Ltd. (A)	8,135,040	26,951
Dah Sing Banking Group, Ltd.	142,448	194,561
Dah Sing Financial Holdings, Ltd.	57,144	209,636
Dickson Concepts International, Ltd.	63,500	34,285
Dingyi Group Investment, Ltd. (A)(B)	535,000	21,164
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	36,000	36,666
Eagle Nice International Holdings, Ltd.	46,000	12,636
EcoGreen International Group, Ltd.	76,000	13,553
eForce Holdings, Ltd. (A)	488,000	10,614
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd.	1,143,000	33,623
Emperor Entertainment Hotel, Ltd.	185,000	34,172
Emperor International Holdings, Ltd.	436,250	94,449
Emperor Watch & Jewellery, Ltd.	1,270,000	28,309
Energy International Investments Holdings, Ltd. (A)	700,000	17,951
ENM Holdings, Ltd. (A)	368,000	30,500
EPI Holdings, Ltd. (A)	555,000	8,711
Esprit Holdings, Ltd. (A)	800,950	120,435
Fairwood Holdings, Ltd.	26,000	78,209
Far East Consortium International, Ltd.	446,763	200,708
Far East Holdings International, Ltd. (A)	321,000	9,688
First Pacific Company, Ltd.	904,000	369,494
First Shanghai Investments, Ltd. (A)	192,000	9,520
Fountain SET Holdings, Ltd.	188,000	28,792
Freeman FinTech Corp., Ltd. (A)	260,000	6,018
Future Bright Holdings, Ltd.	162,000	6,182
Genting Hong Kong, Ltd.	174,000	21,506
Get Nice Holdings, Ltd.	2,604,000	80,956
Giordano International, Ltd.	495,708	154,896
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Hong Kong (continued)
Global Brands Group Holding, Ltd.	166,600	$10,493
Glorious Sun Enterprises, Ltd.	146,000	16,201
Glory Sun Land Group, Ltd. (A)	112,500	12,019
Gold Peak Industries Holdings, Ltd.	90,000	9,175
Golden Resources Development International, Ltd.	18,000	1,215
Gold-Finance Holdings, Ltd. (A)(C)	214,000	1,965
Good Resources Holdings, Ltd. (A)	270,000	4,267
GR Properties, Ltd. (A)	62,000	9,334
Great Eagle Holdings, Ltd.	57,000	210,787
Great Harvest Maeta Group Holdings, Ltd. (A)(B)	115,000	22,142
Greater Bay Area Investments (A)	16,480,000	21,019
Greenheart Group, Ltd. (A)	88,000	3,532
Greentech Technology International, Ltd. (A)	510,000	3,250
G-Resources Group, Ltd. (A)	10,684,800	68,012
Guangnan Holdings, Ltd.	108,000	11,276
Guotai Junan International Holdings, Ltd. (B)	1,449,600	245,162
Haitong International Securities Group, Ltd. (B)	785,288	231,613
Hang Fung Gold Technology, Ltd. (A)(C)	310,000	0
Hang Lung Group, Ltd.	31,000	76,935
Hanison Construction Holdings, Ltd.	143,631	20,686
Hao Tian Development Group, Ltd. (A)	451,733	13,373
Harbour Centre Development, Ltd. (B)	37,500	61,028
HKBN, Ltd.	226,500	405,813
HKBridge Financial Holdings, Ltd. (A)	102,000	7,295
HKR International, Ltd.	361,840	152,592
Hon Kwok Land Investment Company, Ltd.	64,000	29,346
Hong Kong Ferry Holdings Company, Ltd.	46,000	44,233
Hong Kong Finance Investment Holding Group, Ltd. (A)	416,000	45,626
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	3,360
Hong Kong Television Network, Ltd. (A)	22,000	9,427
Hong Kong Television Network, Ltd., ADR (A)	1,717	15,041
Hongkong Chinese, Ltd.	224,000	25,656
Hop Hing Group Holdings, Ltd.	920,000	14,063
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,855
Hung Hing Printing Group, Ltd.	76,216	9,327
Hutchison Port Holdings Trust	571,400	89,738
Hutchison Telecommunications Hong Kong Holdings, Ltd.	632,000	105,472
Hysan Development Company, Ltd.	76,000	307,269
I-CABLE Communications, Ltd. (A)	680,000	6,320
Imagi International Holdings, Ltd. (A)	117,281	29,713
International Housewares Retail Company, Ltd.	124,000	31,747
IPE Group, Ltd. (A)	220,000	25,508
IRC, Ltd. (A)	1,194,000	17,748
IT, Ltd.	174,808	45,470
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
ITC Properties Group, Ltd.	128,699	$20,332
Jacobson Pharma Corp., Ltd.	176,000	29,136
Johnson Electric Holdings, Ltd.	120,500	201,873
Kader Holdings Company, Ltd.	248,000	26,177
Kaisa Health Group Holdings, Ltd. (A)	540,000	10,521
Karrie International Holdings, Ltd.	130,000	16,891
Keck Seng Investments	19,000	11,386
Kerry Logistics Network, Ltd.	230,500	356,358
Kin Yat Holdings, Ltd.	58,000	4,435
Kingmaker Footwear Holdings, Ltd.	54,000	8,162
Kingston Financial Group, Ltd.	174,000	23,513
Kiu Hung International Holdings, Ltd. (A)	2,690,000	5,814
Kowloon Development Company, Ltd.	117,000	138,700
Kwoon Chung Bus Holdings, Ltd.	20,000	8,922
Lai Sun Development Company, Ltd.	92,886	111,938
Lai Sun Garment International, Ltd.	31,000	34,436
Landing International Development, Ltd. (A)	523,200	70,594
Landsea Green Group Company, Ltd. (A)	404,000	43,774
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	244,500	72,006
Lerthai Group, Ltd. (A)	18,000	15,808
Li & Fung, Ltd.	2,042,000	231,338
Lifestyle International Holdings, Ltd.	193,000	215,621
Lippo China Resources, Ltd.	1,028,000	22,505
Lippo, Ltd.	31,250	10,485
Liu Chong Hing Investment, Ltd.	76,000	104,735
Luk Fook Holdings International, Ltd.	139,000	346,340
Lung Kee Bermuda Holdings, Ltd.	48,000	15,292
Magnificent Hotel Investment, Ltd.	438,000	8,371
Magnus Concordia Group, Ltd. (A)	440,000	10,363
Man Wah Holdings, Ltd. (B)	600,000	274,313
Mandarin Oriental International, Ltd.	48,800	67,688
Mason Group Holdings, Ltd.	9,029,000	116,155
Maxnerva Technology Services, Ltd. (A)	66,000	4,206
Melco International Development, Ltd.	168,000	373,870
Midland Holdings, Ltd.	162,090	22,497
Ming Fai International Holdings, Ltd.	41,000	4,285
Miramar Hotel & Investment	62,000	114,811
Modern Dental Group, Ltd.	135,000	22,518
Nameson Holdings, Ltd.	196,000	11,251
National Electronics Holdings	88,000	13,264
National United Resources Holdings, Ltd. (A)(C)	1,090,000	14,806
Neo-Neon Holdings, Ltd. (A)	134,000	10,069
New Times Energy Corp., Ltd. (A)	686,900	4,990
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Hong Kong (continued)
NewOcean Energy Holdings, Ltd. (A)	336,000	$69,423
Nimble Holdings Company, Ltd. (A)	120,000	12,483
NOVA Group Holdings, Ltd.	390,000	82,107
OP Financial, Ltd.	376,000	91,082
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (A)	240,000	7,790
Oriental Press Group, Ltd.	96,000	7,224
Oriental Watch Holdings	190,000	50,885
Oshidori International Holdings, Ltd.	1,588,200	173,863
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,912,000	372,177
Pacific Textiles Holdings, Ltd.	314,000	212,000
Pak Fah Yeow International, Ltd.	20,000	7,170
Paliburg Holdings, Ltd.	101,380	33,866
Paradise Entertainment, Ltd.	176,000	21,294
PC Partner Group, Ltd.	24,000	4,854
PCCW, Ltd.	172,000	93,159
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Shape Medical, Ltd.	156,000	55,659
Pico Far East Holdings, Ltd. (B)	254,000	78,676
Playmates Holdings, Ltd.	640,000	92,929
Playmates Toys, Ltd. (A)	164,000	11,695
Plover Bay Technologies, Ltd.	88,000	12,433
Polytec Asset Holdings, Ltd.	611,700	77,153
PT International Development Company, Ltd. (A)	271,327	12,625
Public Financial Holdings, Ltd.	126,000	48,658
PYI Corp., Ltd. (A)	1,336,801	16,011
Quali-Smart Holdings, Ltd. (A)	130,000	8,202
Rare Earth Magnesium Technology Group Holdings, Ltd.	350,000	12,476
Realord Group Holdings, Ltd. (A)	52,000	30,242
Regal Hotels International Holdings, Ltd.	99,200	53,677
Regent Pacific Group, Ltd. (A)	450,000	9,900
Regina Miracle International Holdings, Ltd. (D)	67,000	43,046
Sa Sa International Holdings, Ltd. (B)	433,911	92,312
Samson Holding, Ltd. (A)	120,000	5,354
SAS Dragon Holdings, Ltd.	84,000	24,504
SEA Holdings, Ltd. (B)	68,484	74,195
Shenwan Hongyuan HK, Ltd.	120,000	18,014
Shun Ho Property Investments, Ltd.	7,227	1,990
Shun Tak Holdings, Ltd.	641,250	228,890
Silver Base Group Holdings, Ltd. (A)	387,000	9,660
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	21,912
Sing Tao News Corp., Ltd.	58,000	6,210
Singamas Container Holdings, Ltd.	682,000	81,588
SITC International Holdings Company, Ltd.	392,000	405,823
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Sitoy Group Holdings, Ltd.	135,000	$21,876
SmarTone Telecommunications Holdings, Ltd.	129,089	114,656
SOCAM Development, Ltd. (A)	25,426	6,054
Solomon Systech International, Ltd. (A)	504,000	10,607
Soundwill Holdings, Ltd.	39,500	49,047
Stella International Holdings, Ltd.	178,500	293,823
Success Universe Group, Ltd. (A)	360,000	10,779
Summit Ascent Holdings, Ltd. (A)	210,000	28,363
Sun Hung Kai & Company, Ltd.	169,318	71,430
SUNeVision Holdings, Ltd.	254,000	171,178
Synergy Group Holdings International, Ltd. (A)	104,000	7,435
TAI Cheung Holdings, Ltd.	115,000	95,964
Tai United Holdings, Ltd.	115,000	2,737
Talent Property Group, Ltd. (A)	795,000	4,154
Tan Chong International, Ltd.	63,000	17,679
Tao Heung Holdings, Ltd.	95,000	16,116
Television Broadcasts, Ltd. (B)	124,100	195,769
Texwinca Holdings, Ltd.	266,000	63,047
The Cross-Harbour Holdings, Ltd. (B)	117,833	166,529
The Hongkong & Shanghai Hotels, Ltd.	197,000	208,250
The United Laboratories International Holdings, Ltd. (B)	306,500	175,519
Theme International Holdings, Ltd. (A)	855,000	13,531
TOM Group, Ltd. (A)	718,000	133,657
Tradelink Electronic Commerce, Ltd.	186,000	27,986
Transport International Holdings, Ltd.	72,015	183,456
Trinity, Ltd. (A)	408,000	14,029
Tsui Wah Holdings, Ltd.	170,000	10,730
Union Medical Healthcare, Ltd.	59,000	44,045
Up Energy Development Group, Ltd. (A)(C)	898,000	1,478
Upbest Group, Ltd.	8,000	1,009
Value Convergence Holdings, Ltd. (A)	172,000	12,266
Valuetronics Holdings, Ltd.	125,150	55,298
Vanke Property Overseas, Ltd.	35,000	19,135
Vantage International Holdings, Ltd.	120,000	9,788
Vedan International Holdings, Ltd.	168,000	16,508
Victory City International Holdings, Ltd.	67,470	2,791
VPower Group International Holdings, Ltd. (D)	111,000	33,406
VSTECS Holdings, Ltd.	302,400	153,591
VTech Holdings, Ltd.	56,300	444,625
Wai Kee Holdings, Ltd.	72,000	40,907
Wang On Group, Ltd.	1,780,000	21,765
We Solutions, Ltd. (A)	392,000	21,217
Win Hanverky Holdings, Ltd.	152,000	10,285
Winfull Group Holdings, Ltd.	1,368,000	14,635
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Hong Kong (continued)
Wing On Company International, Ltd. (B)	28,000	$80,265
Wing Tai Properties, Ltd. (B)	118,000	74,054
Wonderful Sky Financial Group Holdings, Ltd. (A)	46,000	4,865
Xinyi Glass Holdings, Ltd.	336,000	333,636
Yat Sing Holdings, Ltd. (A)	190,000	3,251
YGM Trading, Ltd.	22,000	19,370
YT Realty Group, Ltd.	47,109	13,817
YTO Express Holdings, Ltd.	36,000	9,179
Yue Yuen Industrial Holdings, Ltd.	28,500	72,851
Zensun Enterprises, Ltd. (A)	320,000	13,019
Zhaobangji Properties Holdings, Ltd. (A)	64,000	63,196
Ireland 0.5%		3,641,891
Bank of Ireland Group PLC	13,871	52,747
C&C Group PLC	110,907	485,091
Cairn Homes PLC (A)	84,268	95,235
Datalex PLC (A)(C)	4,124	3,529
FBD Holdings PLC	8,155	81,033
Flutter Entertainment PLC	678	55,790
Glanbia PLC	35,290	386,788
Grafton Group PLC	104,573	958,923
Greencore Group PLC	242,311	621,447
Hostelworld Group PLC (D)	10,851	17,834
Irish Continental Group PLC	40,527	166,932
Permanent TSB Group Holdings PLC (A)	11,820	12,743
San Leon Energy PLC (A)	20,803	8,261
UDG Healthcare PLC	72,666	695,538
Isle of Man 0.1%		860,294
Hansard Global PLC	11,952	6,185
Playtech PLC	168,386	762,965
Strix Group PLC (B)	45,890	91,144
Israel 1.3%		9,426,467
Adgar Investment and Development, Ltd.	21,013	42,442
ADO Group, Ltd. (A)	4,947	64,629
Afcon Holdings, Ltd.	661	33,215
AFI Properties, Ltd. (A)	4,884	159,799
Africa Israel Residences, Ltd.	512	12,242
Airport City, Ltd. (A)	23,394	447,797
Albaad Massuot Yitzhak, Ltd. (A)	668	3,799
Allot, Ltd. (A)	11,145	84,503
Alony Hetz Properties & Investments, Ltd.	21,680	311,743
Alrov Properties and Lodgings, Ltd.	2,216	89,587
Amot Investments, Ltd.	27,696	194,733
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Arad, Ltd.	2,993	$43,348
Arko Holdings, Ltd. (A)	77,819	28,406
Ashtrom Group, Ltd.	7,457	71,297
Ashtrom Properties, Ltd.	14,979	90,449
Atreyu Capital Markets, Ltd.	1,291	20,720
AudioCodes, Ltd.	10,166	177,195
Avgol Industries 1953, Ltd. (A)	33,538	29,592
Azorim-Investment Development & Construction Company, Ltd. (A)	37,724	62,613
Bayside Land Corp.	371	219,621
Bet Shemesh Engines Holdings 1997, Ltd.	2,169	80,263
Big Shopping Centers, Ltd. (A)	1,867	157,172
BioLine RX, Ltd. (A)	29,707	5,884
Blue Square Real Estate, Ltd.	1,795	81,017
Bonus Biogroup, Ltd. (A)	66,790	8,271
Brainsway, Ltd. (A)	5,096	25,358
Camtek, Ltd.	7,005	64,387
Carasso Motors, Ltd.	1,613	6,969
Castro Model, Ltd. (A)	317	5,010
Cellcom Israel, Ltd. (A)	16,766	38,997
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	1,000	2,380
Ceragon Networks, Ltd. (A)	14,289	32,007
Clal Biotechnology Industries, Ltd. (A)	10,503	4,762
Clal Insurance Enterprises Holdings, Ltd. (A)	9,003	133,897
Cohen Development Gas & Oil, Ltd.	665	15,752
Compugen, Ltd. (A)	21,052	84,526
Danel Adir Yeoshua, Ltd.	1,373	94,832
Delek Automotive Systems, Ltd.	12,459	55,073
Delta Galil Industries, Ltd.	3,337	87,125
Direct Insurance Financial Investments, Ltd.	5,262	59,814
Dor Alon Energy in Israel 1988, Ltd.	1,448	26,268
El Al Israel Airlines (A)	137,546	36,093
Electra Consumer Products 1970, Ltd.	2,575	39,051
Electra Real Estate, Ltd. (A)	4,640	26,842
Electra, Ltd.	660	201,993
Energix-Renewable Energies, Ltd. (A)	48,578	114,261
Enlight Renewable Energy, Ltd. (A)	116,899	120,642
Equital, Ltd. (A)	5,218	156,637
Evogene, Ltd. (A)	5,330	8,436
First International Bank of Israel, Ltd.	6,334	163,965
FMS Enterprises Migun, Ltd.	962	33,187
Foresight Autonomous Holdings, Ltd. (A)	13,071	3,721
Formula Systems 1985, Ltd.	3,729	229,204
Fox Wizel, Ltd.	3,426	104,050
Gilat Satellite Networks, Ltd.	11,617	93,707
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Israel (continued)
Gilat Satellite Networks, Ltd. (New York Stock Exchange)	759	$6,080
Hadera Paper, Ltd.	1,499	78,282
Ham-Let Israel-Canada, Ltd. (A)	2,259	38,899
Harel Insurance Investments & Financial Services, Ltd.	34,695	269,973
Hilan, Ltd.	5,937	237,660
IDI Insurance Company, Ltd.	2,166	78,688
IES Holdings, Ltd.	762	51,728
Industrial Buildings Corp., Ltd. (A)	72,747	162,183
Inrom Construction Industries, Ltd.	19,017	65,409
Intercure, Ltd. (A)	17,839	31,749
Israel Canada T.R., Ltd.	33,166	45,920
Israel Land Development - Urban Renewal, Ltd.	1,140	10,910
Isras Investment Company, Ltd.	393	68,564
Issta Lines, Ltd.	1,677	30,827
Kamada, Ltd. (A)	11,932	67,386
Kerur Holdings, Ltd.	1,874	49,768
Klil Industries, Ltd.	300	22,256
Maabarot Products, Ltd.	1,244	17,209
Magic Software Enterprises, Ltd.	10,744	99,674
Malam - Team, Ltd.	214	34,524
Matrix IT, Ltd.	15,061	237,994
Maytronics, Ltd.	18,993	149,412
Mediterranean Towers, Ltd.	22,264	57,345
Mega Or Holdings, Ltd.	6,183	126,550
Meitav Dash Investments, Ltd.	9,168	33,122
Menora Mivtachim Holdings, Ltd.	8,988	131,593
Migdal Insurance & Financial Holding, Ltd.	140,977	139,949
Minrav Holdings, Ltd.	126	18,408
Mivtach Shamir Holdings, Ltd.	1,455	28,461
Municipal Bank, Ltd. (A)	106	22,468
Naphtha Israel Petroleum Corp., Ltd.	14,316	84,230
Nawi Brothers, Ltd. (A)	4,870	32,874
Neto ME Holdings, Ltd.	616	57,995
Nova Measuring Instruments, Ltd. (A)	8,081	222,742
NR Spuntech Industries, Ltd.	7,555	12,576
Oil Refineries, Ltd. (A)	493,497	244,584
One Software Technologies, Ltd.	1,189	78,801
OPC Energy, Ltd.	8,151	63,566
Partner Communications Company, Ltd. (A)	38,688	166,799
Paz Oil Company, Ltd.	3,077	408,332
Perion Network, Ltd. (A)	4,172	27,128
Plasson Industries, Ltd.	1,357	51,119
Priortech, Ltd.	2,125	19,606
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,912	152,327
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Redhill Biopharma, Ltd. (A)	85,438	$63,809
Scope Metals Group, Ltd.	2,885	64,970
Shapir Engineering and Industry, Ltd.	32,037	136,786
Shikun & Binui, Ltd.	55,757	179,221
Summit Real Estate Holdings, Ltd.	9,897	99,082
Suny Cellular Communication, Ltd. (A)	18,682	8,682
Tadiran Holdings, Ltd.	472	19,006
The Phoenix Holdings, Ltd.	31,036	188,363
Tower Semiconductor, Ltd. (A)	1	12
Union Bank of Israel (A)	5,355	23,830
YH Dimri Construction & Development, Ltd.	766	17,753
Italy 4.0%		30,058,924
A2A SpA	575,115	1,013,961
ACEA SpA	23,447	456,390
Aeffe SpA (A)	24,188	42,152
Amplifon SpA	40,344	1,038,593
Anima Holding SpA (D)	146,027	528,051
Aquafil SpA	2,427	17,381
Arnoldo Mondadori Editore SpA (A)	69,159	106,696
AS Roma SpA (A)	56,520	30,869
Ascopiave SpA	36,053	156,058
Autogrill SpA	41,580	400,549
Autostrade Meridionali SpA	562	18,684
Avio SpA	9,660	129,478
Azimut Holding SpA	52,391	926,897
B&C Speakers SpA	959	12,038
Banca Carige SpA (A)(C)	14,180	21
Banca Farmafactoring SpA (D)	43,667	221,532
Banca Finnat Euramerica SpA	29,383	9,647
Banca Generali SpA	20,406	608,501
Banca IFIS SpA	6,823	105,249
Banca Mediolanum SpA	9,882	71,881
Banca Monte dei Paschi di Siena SpA (A)	1,513	2,431
Banca Popolare di Sondrio SCPA	132,027	247,035
Banca Profilo SpA	121,842	21,381
Banca Sistema SpA (D)	11,931	15,857
Banco BPM SpA (A)	714,718	1,445,783
Banco di Desio e della Brianza SpA	13,389	28,233
BasicNet SpA	5,209	25,188
BE	26,372	27,736
BF SpA (A)	3,630	11,771
Biesse SpA	3,663	40,456
BPER Banca (B)	191,149	680,066
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Italy (continued)
Brunello Cucinelli SpA	12,162	$378,498
Buzzi Unicem SpA	37,024	779,937
Cairo Communication SpA	39,540	96,620
Carraro SpA	6,932	14,557
Cementir Holding SpA	23,870	155,768
Cerved Group SpA	68,789	555,706
CIR-Compagnie Industriali Riunite SpA	169,207	171,281
Credito Emiliano SpA	39,199	206,151
Credito Valtellinese SpA (A)	2,313,120	148,246
Danieli & C Officine Meccaniche SpA	5,698	93,009
Datalogic SpA	5,394	77,079
De' Longhi SpA	23,208	451,289
DeA Capital SpA (A)	60,847	86,374
DiaSorin SpA	5,412	643,252
doValue SpA (D)	15,386	169,324
El.En. SpA	5,348	106,332
Elica SpA (A)	10,005	21,492
Emak SpA	28,372	25,985
Enav SpA (D)	55,730	315,076
ERG SpA	24,037	466,139
Esprinet SpA	17,722	57,780
Eurotech SpA (A)	15,408	88,631
Exprivia SpA (A)	11,606	11,299
Falck Renewables SpA	62,064	265,820
Fiera Milano SpA	13,870	63,312
Fila SpA	780	11,188
Fincantieri SpA (B)	211,656	214,131
FinecoBank Banca Fineco SpA	9,781	101,289
FNM SpA	72,366	39,731
Freni Brembo SpA (B)	66,875	624,804
GEDI Gruppo Editoriale SpA (A)	54,336	15,417
Gefran SpA	1,600	10,464
Geox SpA	22,422	30,415
Gima TT SpA (D)	1,319	10,137
Gruppo MutuiOnline SpA	9,758	162,232
Guala Closures SpA (A)	1,594	10,356
Hera SpA	333,832	1,332,843
Illimity Bank SpA (A)	2,143	19,313
IMA Industria Macchine Automatiche SpA	4,122	282,660
IMMSI SpA (A)	101,365	70,632
Infrastrutture Wireless Italiane SpA (D)	17,764	177,766
Intek Group SpA (A)	66,972	22,234
Interpump Group SpA	32,353	924,761
Iren SpA	291,805	793,302
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Italgas SpA	217,791	$1,416,100
Italmobiliare SpA	5,577	122,471
Juventus Football Club SpA (A)(B)	99,153	161,218
La Doria SpA	6,327	54,333
Leonardo SpA	17,380	213,555
LU-VE SpA	2,562	29,851
Maire Tecnimont SpA (B)	73,496	179,359
MARR SpA	11,922	259,348
Massimo Zanetti Beverage Group SpA (D)	3,791	24,859
Mediaset SpA (A)(B)	170,993	526,153
Newron Pharmaceuticals SpA (A)	4,038	23,618
Openjobmetis SpA Agenzia per il Lavoro	2,352	18,171
OVS SpA (A)(B)(D)	74,451	136,751
Piaggio & C SpA	91,385	295,996
Prima Industrie SpA	1,462	20,841
Prysmian SpA	780	17,118
RAI Way SpA (D)	42,192	236,841
Reno de Medici SpA (B)	86,273	56,203
Reply SpA	7,832	464,226
Retelit SpA (B)	39,468	63,771
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	41,355
Sabaf SpA	3,684	55,551
SAES Getters SpA	2,224	51,828
Safilo Group SpA (A)	16,568	18,016
Saipem SpA (A)	256,962	1,226,635
Salini Impregilo SpA (A)(B)	63,047	122,662
Salvatore Ferragamo SpA	21,703	415,516
Saras SpA	260,853	406,081
Servizi Italia SpA	3,687	11,555
Sesa SpA	2,556	92,220
Societa Cattolica di Assicurazioni SC	74,422	607,022
Societa Iniziative Autostradali e Servizi SpA	19,690	330,994
Sogefi SpA (A)	10,059	13,857
SOL SpA	9,408	104,759
Tamburi Investment Partners SpA	55,134	345,486
Technogym SpA (D)	32,277	327,139
Tinexta SpA	12,514	149,597
Tiscali SpA (A)	444,668	6,088
Tod's SpA (B)	3,519	180,321
TREVI - Finanziaria Industriale SpA (A)	16,225	5,513
TXT e-solutions SpA	3,737	33,535
Unieuro SpA (D)	3,761	48,181
Unione di Banche Italiane SpA (B)	383,598	982,266
Unipol Gruppo SpA	186,141	939,850
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Italy (continued)
UnipolSai Assicurazioni SpA	127,376	$323,866
Zignago Vetro SpA	14,017	155,051
Japan 23.0%		173,801,041
A&D Company, Ltd.	8,600	52,928
Abist Company, Ltd.	1,300	30,196
Access Company, Ltd.	11,600	83,232
Achilles Corp.	5,800	80,733
AD Works Company, Ltd. (B)	105,400	32,716
Adastria Company, Ltd. (B)	12,440	240,621
ADEKA Corp.	30,291	366,978
Ad-sol Nissin Corp.	2,800	54,610
Adtec Plasma Technology Company, Ltd.	1,400	8,818
Advan Company, Ltd.	10,800	116,443
Advance Create Company, Ltd.	1,600	27,281
Advanex, Inc.	1,000	15,803
Advantage Risk Management Company, Ltd.	1,800	13,761
Adventure, Inc. (B)	600	14,959
Adways, Inc.	4,800	12,632
Aeon Delight Company, Ltd.	6,600	203,731
Aeon Fantasy Company, Ltd.	2,300	62,383
Aeon Hokkaido Corp.	9,200	62,775
Aeria, Inc. (A)	4,300	47,195
AFC-HD AMS Life Science Company, Ltd.	1,800	11,046
Ahresty Corp.	9,400	46,840
Ai Holdings Corp.	15,400	252,252
Aica Kogyo Company, Ltd.	1,900	54,202
Aichi Corp.	13,600	82,864
Aichi Steel Corp.	3,800	111,124
Aichi Tokei Denki Company, Ltd.	1,100	40,527
Aida Engineering, Ltd.	20,700	156,241
Aiful Corp. (A)	160,800	325,205
Aigan Company, Ltd.	4,300	9,540
Ain Holdings, Inc.	3,500	188,945
Ainavo Holdings Company, Ltd.	1,200	10,988
Aiphone Company, Ltd.	3,800	56,681
Airport Facilities Company, Ltd.	6,300	30,100
Airtech Japan, Ltd.	2,500	13,271
Aisan Industry Company, Ltd.	15,300	103,572
Aizawa Securities Company, Ltd. (B)	16,600	103,515
Ajis Company, Ltd.	1,600	48,631
Akatsuki Corp.	6,800	20,268
Akatsuki, Inc. (B)	2,200	145,819
Akebono Brake Industry Company, Ltd. (A)(B)	25,300	32,358
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Albis Company, Ltd.	2,200	$48,340
Alconix Corp. (B)	8,400	90,766
Alinco, Inc. (B)	8,100	70,011
Alleanza Holdings Company, Ltd. (B)	6,900	49,934
Alpen Company, Ltd.	8,400	122,454
Alpha Corp.	1,500	16,164
Alpha Systems, Inc.	2,920	71,432
AlphaPolis Company, Ltd. (A)	1,100	23,306
Alps Logistics Company, Ltd.	4,500	30,176
Altech Corp.	6,930	93,656
Amano Corp.	15,600	465,553
Amiyaki Tei Company, Ltd.	2,000	63,022
Amuse, Inc.	500	11,916
Anabuki Kosan, Inc.	500	12,844
Anest Iwata Corp.	12,000	100,504
Anicom Holdings, Inc.	400	15,567
AOI Electronics Company, Ltd.	1,600	28,608
AOI TYO Holdings, Inc. (B)	12,810	75,638
AOKI Holdings, Inc.	14,100	137,838
Aoyama Trading Company, Ltd.	16,500	291,840
Aoyama Zaisan Networks Company, Ltd.	2,200	28,956
Apaman Company, Ltd.	3,100	28,731
Arakawa Chemical Industries, Ltd.	6,700	85,467
Arata Corp.	5,100	174,477
Araya Industrial Company, Ltd.	1,200	14,925
Arcland Sakamoto Company, Ltd.	12,500	141,340
Arcland Service Holdings Company, Ltd.	6,900	123,604
Arcs Company, Ltd.	16,684	345,575
Arealink Company, Ltd.	3,600	39,480
Argo Graphics, Inc.	6,200	155,445
Arisawa Manufacturing Company, Ltd.	12,500	116,303
Arrk Corp. (A)	24,300	20,568
Artnature, Inc.	6,300	37,395
ArtSpark Holdings, Inc.	500	2,846
As One Corp.	2,600	231,313
Asahi Broadcasting Group Holdings Corp.	2,400	15,832
Asahi Company, Ltd.	8,700	98,151
Asahi Diamond Industrial Company, Ltd.	23,100	130,303
Asahi Holdings, Inc.	12,300	259,739
Asahi Kogyosha Company, Ltd.	1,300	35,583
Asahi Net, Inc.	4,600	30,845
Asahi Printing Company, Ltd.	3,100	30,484
ASAHI YUKIZAI Corp.	6,100	70,782
Asante, Inc.	2,100	39,407
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Asanuma Corp.	3,100	$103,548
Asax Company, Ltd.	4,100	22,760
Ashimori Industry Company, Ltd.	1,599	19,522
Asia Pile Holdings Corp.	11,600	54,519
ASKA Pharmaceutical Company, Ltd.	8,000	77,865
ASKUL Corp.	4,300	117,253
Asti Corp.	700	11,193
Asukanet Company, Ltd.	2,200	28,520
Asunaro Aoki Construction Company, Ltd.	5,600	63,706
Ateam, Inc. (B)	7,200	75,440
Atom Corp. (B)	26,000	244,274
Atrae, Inc. (A)(B)	3,100	67,615
Atsugi Company, Ltd.	6,700	51,847
Aucfan Company, Ltd. (A)	1,700	12,255
Aucnet, Inc.	1,000	11,214
Autobacs Seven Company, Ltd.	23,500	393,772
Aval Data Corp.	900	13,026
Avant Corp.	4,100	75,002
Avex, Inc.	14,000	165,530
Axell Corp. (A)	1,700	9,594
Axial Retailing, Inc.	5,200	185,996
Azia Company, Ltd.	1,000	11,939
Bando Chemical Industries, Ltd.	13,200	101,964
Bank of the Ryukyus, Ltd.	11,600	114,830
Baroque Japan, Ltd.	2,500	23,795
BayCurrent Consulting, Inc.	6,900	311,400
Beaglee, Inc. (A)	1,800	14,292
Beauty Garage, Inc.	100	1,643
Belc Company, Ltd.	4,400	211,817
Bell System24 Holdings, Inc.	15,300	231,221
Belluna Company, Ltd.	18,700	110,610
Bengo4.com, Inc. (A)(B)	1,800	64,620
Bic Camera, Inc. (B)	23,300	230,622
Billing System Corp.	400	3,747
Biofermin Pharmaceutical Company, Ltd.	1,500	29,431
B-Lot Company, Ltd.	500	7,164
BML, Inc.	7,900	224,046
Bookoff Group Holdings, Ltd. (B)	2,900	30,318
Bourbon Corp.	1,500	23,557
BP Castrol KK	2,600	31,507
Br. Holdings Corp.	9,900	32,142
BrainPad, Inc. (A)	1,300	82,757
Broadleaf Company, Ltd.	42,400	221,558
Broccoli Company, Ltd.	1,400	14,477
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
BRONCO BILLY Company, Ltd. (B)	5,300	$109,614
Bull-Dog Sauce Company, Ltd.	1,600	16,793
Bunka Shutter Company, Ltd.	21,700	178,600
Business Brain Showa-Ota, Inc.	800	18,538
C Uyemura & Company, Ltd.	2,000	101,800
CAC Holdings Corp.	7,600	88,368
Can Do Company, Ltd.	3,800	57,702
Canare Electric Company, Ltd.	1,500	24,199
Canon Electronics, Inc.	9,800	165,303
Capital Asset Planning, Inc.	200	2,085
Career Design Center Company, Ltd.	2,500	31,046
CareerIndex, Inc. (A)	1,600	7,148
Carenet, Inc.	700	4,322
Carlit Holdings Company, Ltd.	7,200	37,082
Carta Holdings, Inc.	900	7,938
Cawachi, Ltd.	9,200	174,684
C'BON COSMETICS Company, Ltd.	500	10,970
Central Automotive Products, Ltd.	3,600	67,959
Central Glass Company, Ltd.	10,686	221,359
Central Security Patrols Company, Ltd. (B)	2,200	106,271
Central Sports Company, Ltd.	2,400	68,969
Ceres, Inc. (B)	2,700	31,749
Charm Care Corp. KK	2,700	54,962
Chikaranomoto Holdings Company, Ltd.	1,000	7,845
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	70,131
CHIMNEY Company, Ltd.	1,300	29,781
Chino Corp.	2,500	29,317
Chiyoda Company, Ltd.	8,800	126,700
Chiyoda Integre Company, Ltd.	6,400	118,536
Chodai Company, Ltd.	1,500	12,189
Chofu Seisakusho Company, Ltd.	7,900	159,166
Chori Company, Ltd.	5,300	80,165
Chubu Shiryo Company, Ltd.	7,600	79,948
Chudenko Corp.	11,600	245,131
Chuetsu Pulp & Paper Company, Ltd.	3,000	41,627
Chugai Mining Company, Ltd. (A)	34,900	6,906
Chugai Ro Company, Ltd.	2,400	31,813
Chugoku Marine Paints, Ltd.	20,900	167,973
Chuo Gyorui Company, Ltd.	300	7,483
Chuo Spring Company, Ltd.	500	13,138
CI Takiron Corp.	13,700	80,747
Citizen Watch Company, Ltd.	93,600	425,963
CKD Corp.	15,500	153,816
CK-San-Etsu Company, Ltd.	800	22,587
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Cleanup Corp.	7,600	$37,550
CMC Corp.	800	14,969
CMIC Holdings Company, Ltd.	4,900	78,575
CMK Corp.	27,300	127,601
cocokara fine, Inc.	6,330	347,223
Coco's Japan Company, Ltd.	2,700	32,693
COLOPL, Inc. (B)	13,300	86,169
Colowide Company, Ltd.	18,600	360,667
Comany, Inc.	1,000	11,652
Computer Engineering & Consulting, Ltd.	8,100	171,044
Computer Institute of Japan, Ltd.	5,100	39,568
Comture Corp. (B)	3,300	117,099
CONEXIO Corp.	5,300	67,016
COOKPAD, Inc. (A)	8,100	22,475
Core Corp.	2,100	25,329
Corona Corp.	5,500	51,619
Cosel Company, Ltd.	13,900	132,493
Cosmo Energy Holdings Company, Ltd.	11,700	211,505
Cosmos Initia Company, Ltd.	5,000	30,518
Cota Company, Ltd.	5,038	55,923
Create Medic Company, Ltd.	1,300	10,930
Create Restaurants Holdings, Inc. (B)	20,000	304,829
Create SD Holdings Company, Ltd. (B)	10,000	224,877
Creek & River Company, Ltd.	2,700	28,723
Cresco, Ltd.	2,100	69,406
CRI Middleware Company, Ltd. (A)(B)	1,200	21,226
CTI Engineering Company, Ltd.	5,100	76,907
CTS Company, Ltd.	10,000	64,114
Cube System, Inc.	2,300	16,457
Cyber Com Company, Ltd.	900	14,028
Cybernet Systems Company, Ltd.	6,300	32,388
Cybozu, Inc.	13,600	142,981
Dai Nippon Toryo Company, Ltd.	8,600	78,430
Daibiru Corp.	16,100	154,985
Dai-Dan Company, Ltd.	5,100	101,220
Daido Kogyo Company, Ltd.	3,900	28,532
Daido Metal Company, Ltd.	16,000	90,111
Daido Steel Company, Ltd. (B)	8,900	333,256
Daidoh, Ltd.	7,200	18,550
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	30,239
Daihen Corp.	7,000	200,559
Daiho Corp.	5,400	132,512
Dai-Ichi Cutter Kogyo KK	600	9,166
Daiichi Jitsugyo Company, Ltd.	3,900	101,442
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	$53,100
Dai-ichi Seiko Company, Ltd.	5,000	99,122
Daiken Corp.	4,800	82,866
Daiken Medical Company, Ltd.	2,900	14,459
Daiki Aluminium Industry Company, Ltd. (B)	14,800	96,092
Daiki Axis Company, Ltd.	1,500	10,224
Daiko Denshi Tsushin, Ltd.	2,000	12,099
Daikoku Denki Company, Ltd.	3,600	49,819
Daikokutenbussan Company, Ltd.	2,700	81,246
Daikokuya Holdings Company, Ltd. (A)	28,200	8,493
Daikyonishikawa Corp.	12,300	84,227
Dainichi Company, Ltd.	5,000	28,512
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	4,800	125,398
Daio Paper Corp. (B)	11,300	136,086
Daiohs Corp.	1,700	22,471
Daiseki Company, Ltd.	17,000	414,348
Daiseki Eco. Solution Company, Ltd.	1,320	8,390
Daishi Hokuetsu Financial Group, Inc.	13,100	309,805
Daishinku Corp.	2,600	22,950
Daisue Construction Company, Ltd.	2,300	19,990
Daito Pharmaceutical Company, Ltd.	5,450	157,561
Daitron Company, Ltd.	4,500	51,039
Daiwa Industries, Ltd.	14,400	144,485
Daiwabo Holdings Company, Ltd.	6,200	240,945
DCM Holdings Company, Ltd. (B)	50,020	496,383
DD Holdings Company, Ltd.	3,000	41,939
Dear Life Company, Ltd.	6,600	32,286
Delica Foods Holdings Company, Ltd.	1,800	12,330
Denki Kogyo Company, Ltd.	3,900	105,276
Densan System Company, Ltd.	3,700	95,387
Denyo Company, Ltd.	6,900	99,705
Descente, Ltd.	10,000	136,642
Dexerials Corp.	24,100	162,401
Digital Arts, Inc.	3,500	250,457
Digital Hearts Holdings Company, Ltd.	3,200	28,561
Digital Information Technologies Corp.	1,800	27,569
Dip Corp. (B)	14,400	326,842
DKK-Toa Corp.	3,100	23,668
DKS Company, Ltd.	3,600	89,843
DMG Mori Company, Ltd.	35,700	482,712
Doshisha Company, Ltd.	9,000	145,615
Double Standard, Inc.	400	16,517
Doutor Nichires Holdings Company, Ltd.	14,793	280,985
Dowa Holdings Company, Ltd.	7,400	236,562
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
DSB Company, Ltd.	2,200	$11,088
DTS Corp.	13,200	275,237
Duskin Company, Ltd.	14,700	377,208
Dvx, Inc.	1,200	8,557
DyDo Group Holdings, Inc. (B)	4,700	191,866
Dynic Corp.	2,300	14,511
Eagle Industry Company, Ltd.	10,900	100,166
Earth Corp.	2,800	134,849
EAT&Company, Ltd.	1,800	28,720
Ebara Foods Industry, Inc.	1,600	31,043
Ebara Jitsugyo Company, Ltd.	3,100	56,236
Ebase Company, Ltd.	2,600	23,078
Eco's Company, Ltd.	4,200	57,750
EDION Corp.	30,800	293,412
EF-ON, Inc.	10,380	68,063
eGuarantee, Inc. (B)	9,300	111,108
E-Guardian, Inc. (B)	2,900	46,949
Eidai Company, Ltd.	8,000	23,484
Eiken Chemical Company, Ltd.	12,100	181,714
Eizo Corp.	6,100	203,325
Elan Corp. (B)	6,400	102,632
Elecom Company, Ltd.	6,400	251,327
Elematec Corp.	6,800	60,794
EM Systems Company, Ltd.	6,700	113,440
Endo Lighting Corp.	3,000	17,980
Enigmo, Inc. (A)	6,800	75,058
en-japan, Inc. (B)	9,000	334,428
Enomoto Company, Ltd.	900	7,502
Enplas Corp. (B)	3,900	108,709
Enshu, Ltd.	1,800	17,932
Entrust, Inc.	1,500	10,144
EPCO Company, Ltd.	700	9,025
EPS Holdings, Inc.	11,900	147,121
eRex Company, Ltd.	8,000	88,530
ES-Con Japan, Ltd.	12,800	91,332
ESCRIT, Inc.	1,400	10,823
Escrow Agent Japan, Inc.	4,000	8,232
ESPEC Corp.	6,700	118,414
Excel Company, Ltd.	2,900	31,213
Exedy Corp.	11,300	211,539
Extreme Company, Ltd. (B)	700	12,467
F&M Company, Ltd.	1,500	19,302
F@N Communications, Inc.	24,900	127,615
Faith, Inc.	2,510	16,392
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
FALCO HOLDINGS Company, Ltd.	3,200	$50,022
FCC Company, Ltd.	12,100	219,475
FDK Corp. (A)	3,700	27,275
Feed One Company, Ltd.	40,540	60,228
Felissimo Corp.	1,900	17,841
Fenwal Controls of Japan, Ltd.	700	9,285
Ferrotec Holdings Corp.	13,000	100,558
FFRI, Inc. (A)	600	16,541
FIDEA Holdings Company, Ltd.	65,406	68,298
Fields Corp.	6,400	29,772
Financial Products Group Company, Ltd.	23,400	225,462
FINDEX, Inc.	3,900	38,423
First Brothers Company, Ltd.	900	8,661
First Juken Company, Ltd.	3,400	38,897
First-corp, Inc.	2,000	11,150
Fixstars Corp.	4,000	57,807
FJ Next Company, Ltd. (B)	5,300	50,403
Focus Systems Corp.	2,900	22,052
Forval Corp.	1,600	13,924
Foster Electric Company, Ltd.	10,100	166,746
France Bed Holdings Company, Ltd.	8,800	83,575
Freebit Company, Ltd.	3,500	33,904
Freund Corp. (B)	3,000	22,080
Fronteo, Inc.	2,000	4,849
F-Tech, Inc.	5,900	38,159
FTGroup Company, Ltd. (B)	3,900	52,992
Fudo Tetra Corp.	5,720	60,614
Fuji Company, Ltd.	9,700	167,469
Fuji Corp.(Aichi)	21,900	293,110
Fuji Corp.(Miyagi)	1,900	37,181
Fuji Corp., Ltd.	9,500	59,953
Fuji Die Company, Ltd.	1,000	5,491
Fuji Kosan Company, Ltd. (B)	1,100	7,337
Fuji Kyuko Company, Ltd.	2,800	117,764
Fuji Oil Company, Ltd.	19,700	43,128
Fuji Pharma Company, Ltd.	6,400	75,819
Fuji Seal International, Inc.	11,800	320,429
Fuji Soft, Inc.	800	34,316
Fujibo Holdings, Inc.	4,500	107,013
Fujicco Company, Ltd.	7,300	130,887
Fujikura Composites, Inc.	6,700	24,760
Fujikura Kasei Company, Ltd.	9,900	49,332
Fujikura, Ltd.	94,300	298,940
Fujimi, Inc.	2,800	63,911
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Fujimori Kogyo Company, Ltd.	5,500	$152,711
Fujio Food System Company, Ltd.	2,800	73,618
Fujisash Company, Ltd.	26,500	19,677
Fujishoji Company, Ltd.	2,400	21,507
Fujita Kanko, Inc.	4,500	116,284
Fujitec Company, Ltd.	20,000	235,514
Fujitsu Frontech, Ltd.	4,600	38,900
Fujitsu General, Ltd.	20,500	329,044
Fujiya Company, Ltd.	4,200	78,162
FuKoKu Company, Ltd.	3,000	18,878
Fukuda Corp.	3,000	106,061
Fukuda Denshi Company, Ltd.	1,100	71,427
Fukui Computer Holdings, Inc.	3,300	64,085
Fukushima Industries Corp.	4,400	124,108
Fukuyama Transporting Company, Ltd.	4,600	159,317
Full Speed, Inc.	1,100	5,459
FULLCAST Holdings Company, Ltd.	9,500	177,960
Funai Electric Company, Ltd. (A)	9,500	50,854
Funai Soken Holdings, Inc.	16,930	361,333
Furukawa Company, Ltd.	12,600	156,280
Furukawa Electric Company, Ltd.	1,700	37,077
Furuno Electric Company, Ltd.	15,000	124,782
Furusato Industries, Ltd.	3,100	39,731
Furuya Metal Company, Ltd.	700	19,957
Furyu Corp.	4,800	43,646
Fuso Chemical Company, Ltd.	6,100	124,672
Fuso Pharmaceutical Industries, Ltd.	2,500	46,253
Futaba Corp.	12,957	157,998
Futaba Industrial Company, Ltd.	25,700	168,621
Future Corp.	10,000	168,238
Fuyo General Lease Company, Ltd.	7,300	418,704
G-7 Holdings, Inc.	2,700	75,475
Gakken Holdings Company, Ltd.	1,300	64,423
Gakkyusha Company, Ltd.	2,400	27,432
Gakujo Company, Ltd.	500	5,335
GCA Corp.	7,500	49,797
Gecoss Corp.	6,500	51,427
Genki Sushi Company, Ltd.	2,100	56,175
Genky DrugStores Company, Ltd. (B)	3,000	59,036
Geo Holdings Corp.	11,500	144,153
Geomatec Company, Ltd.	900	5,825
Geostr Corp.	4,600	10,990
Gfoot Company, Ltd.	5,700	32,910
Giken, Ltd.	7,300	227,878
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
GL Sciences, Inc.	2,800	$34,799
GLOBERIDE, Inc. (B)	3,600	101,131
Glory, Ltd.	15,600	428,775
Glosel Company, Ltd.	4,400	16,642
GMO Cloud K.K.	2,300	52,983
GMO Financial Holdings, Inc.	22,700	122,966
GMO internet, Inc.	19,600	343,030
GMO Pepabo, Inc.	1,000	21,342
Godo Steel, Ltd.	4,300	83,206
Gokurakuyu Holdings Company, Ltd.	3,200	15,979
Goldcrest Company, Ltd.	7,470	141,720
Golf Digest Online, Inc.	2,700	16,676
Good Com Asset Company, Ltd.	800	12,553
Grace Technology, Inc.	900	24,545
Grandy House Corp.	5,700	22,837
Gree, Inc.	56,900	255,403
Greens Company, Ltd.	2,000	25,432
GS Yuasa Corp.	22,500	376,308
GSI Creos Corp.	1,100	10,374
G-Tekt Corp.	6,900	99,689
Gun-Ei Chemical Industry Company, Ltd.	1,400	29,676
Gunosy, Inc. (A)(B)	7,200	93,615
Gunze, Ltd.	5,700	235,765
Gurunavi, Inc.	8,700	55,633
H2O Retailing Corp.	27,500	288,468
HABA Laboratories, Inc.	700	51,327
Hagihara Industries, Inc.	7,600	96,653
Hagiwara Electric Holdings Company, Ltd.	2,600	66,940
Hakudo Company, Ltd.	3,200	38,974
Hakuto Company, Ltd.	5,200	52,952
Hakuyosha Company, Ltd.	800	20,913
Halows Company, Ltd.	4,200	83,175
Hamakyorex Company, Ltd.	5,200	178,578
Hamee Corp.	1,000	6,901
Handsman Company, Ltd.	1,300	13,672
Hanwa Company, Ltd.	13,700	368,828
Happinet Corp.	5,800	67,355
Harada Industry Company, Ltd.	2,900	22,956
Hard Off Corp. Company, Ltd.	3,900	25,952
Harima Chemicals Group, Inc.	6,000	67,016
Haruyama Holdings, Inc.	2,700	19,640
Hayashikane Sangyo Company, Ltd.	1,900	10,008
Hazama Ando Corp.	63,300	422,034
Heiwa Corp.	7,200	144,985
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Heiwa Real Estate Company, Ltd.	10,200	$238,479
Heiwado Company, Ltd. (B)	14,400	266,481
Helios Techno Holding Company, Ltd.	6,400	31,879
Hibino Corp.	700	17,012
Hibiya Engineering, Ltd.	6,700	116,539
Hiday Hidaka Corp. (B)	7,927	159,433
HI-LEX Corp.	8,000	120,597
Himaraya Company, Ltd.	1,700	12,689
Hinokiya Group Company, Ltd.	2,200	37,987
Hioki EE Corp.	4,300	132,131
Hirakawa Hewtech Corp.	3,600	35,511
Hiramatsu, Inc.	16,400	51,338
Hirano Tecseed Company, Ltd.	2,700	33,325
Hirata Corp.	1,800	111,619
Hirose Tusyo, Inc.	600	10,836
Hiroshima Gas Company, Ltd.	16,200	50,450
HIS Company, Ltd.	10,200	249,290
Hisaka Works, Ltd.	9,000	68,211
Hitachi Zosen Corp.	56,280	179,898
Hito Communications Holdings, Inc.	1,300	19,565
Hochiki Corp.	4,600	58,142
Hoden Seimitsu Kako Kenkyusho Company, Ltd.	1,000	7,551
Hodogaya Chemical Company, Ltd.	2,800	69,276
Hogy Medical Company, Ltd.	7,900	215,283
Hokkaido Coca-Cola Bottling Company, Ltd.	200	6,711
Hokkaido Electric Power Company, Inc.	59,100	299,641
Hokkaido Gas Company, Ltd.	6,400	88,841
Hokkan Holdings, Ltd.	3,400	47,648
Hokko Chemical Industry Company, Ltd.	8,600	35,900
Hokuetsu Corp.	51,500	256,636
Hokuetsu Industries Company, Ltd.	8,000	91,621
Hokuhoku Financial Group, Inc.	43,900	404,312
Hokuriku Electric Industry Company, Ltd.	2,500	22,238
Hokuriku Electric Power Company (A)	61,600	387,093
Hokuriku Electrical Construction Company, Ltd.	5,600	46,090
Hokuto Corp.	9,100	162,486
Honda Tsushin Kogyo Company, Ltd.	8,400	35,068
H-One Company, Ltd.	7,700	44,969
Honeys Holdings Company, Ltd.	11,260	150,146
Honma Golf, Ltd. (D)	30,500	25,628
Hoosiers Holdings (B)	11,500	66,395
Hosiden Corp.	22,600	212,434
Hosokawa Micron Corp.	2,800	97,735
Hotland Company, Ltd.	1,800	23,010
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
House Do Company, Ltd.	1,400	$19,936
Howa Machinery, Ltd.	5,300	37,090
Hulic Company, Ltd.	1,884	17,966
HyAS&Company, Inc.	2,500	8,511
I K K, Inc.	3,000	19,603
Ibiden Company, Ltd.	13,700	265,784
IBJ Leasing Company, Ltd.	9,800	245,740
IBJ, Inc. (B)	9,500	105,286
Ichibanya Company, Ltd. (B)	5,800	280,367
Ichigo, Inc.	90,500	364,105
Ichiken Company, Ltd.	2,300	34,133
Ichikoh Industries, Ltd.	11,100	75,302
Ichinen Holdings Company, Ltd.	7,500	72,815
Ichiyoshi Securities Company, Ltd.	16,400	99,143
Icom, Inc.	4,000	83,274
ID Holdings Corp.	3,300	36,570
Idec Corp.	11,000	181,790
IDOM, Inc. (B)	44,400	173,744
Ihara Science Corp.	2,200	24,630
Iino Kaiun Kaisha, Ltd.	36,600	111,410
IJTT Company, Ltd.	7,760	35,684
Ikegami Tsushinki Company, Ltd.	1,900	18,163
IMAGICA GROUP, Inc.	5,400	23,383
Imasen Electric Industrial	7,000	55,028
Imuraya Group Company, Ltd.	2,700	51,793
Inaba Denki Sangyo Company, Ltd.	8,000	357,959
Inaba Seisakusho Company, Ltd.	4,900	62,063
Inabata & Company, Ltd.	16,600	193,804
Inageya Company, Ltd.	7,800	115,404
Ines Corp.	7,100	73,139
I-Net Corp.	4,500	56,695
Infocom Corp.	7,900	188,787
Infomart Corp.	31,000	455,592
Information Services International-Dentsu, Ltd.	5,500	173,264
Innotech Corp.	6,900	54,275
Insource Company, Ltd.	2,000	45,230
Intage Holdings, Inc.	12,800	104,834
Intellex Company, Ltd.	1,800	12,429
Intelligent Wave, Inc.	2,900	21,945
Inter Action Corp. (B)	3,100	52,924
Internet Initiative Japan, Inc.	8,700	193,224
Inui Global Logistics Company, Ltd. (B)	6,990	63,137
I-O Data Device, Inc.	3,600	28,660
IR Japan Holdings, Ltd.	1,700	69,253
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Iriso Electronics Company, Ltd.	6,800	$325,271
I'rom Group Company, Ltd.	2,800	43,707
ISB Corp.	1,300	16,874
Ise Chemicals Corp.	600	18,856
Iseki & Company, Ltd.	9,900	126,094
Ishihara Chemical Company, Ltd.	1,800	27,586
Ishihara Sangyo Kaisha, Ltd.	20,200	164,512
Ishii Iron Works Company, Ltd.	900	16,852
Ishizuka Glass Company, Ltd.	400	6,979
Isolite Insulating Products Company, Ltd.	2,200	8,625
Istyle, Inc. (A)(B)	10,100	62,073
Itfor, Inc.	11,200	91,244
Itochu Enex Company, Ltd.	19,400	148,055
Itochu-Shokuhin Company, Ltd.	2,000	78,524
Itoham Yonekyu Holdings, Inc.	26,300	162,764
Itoki Corp.	13,300	52,319
Itokuro, Inc. (A)(B)	3,000	47,474
IwaiCosmo Holdings, Inc.	7,900	81,197
Iwaki & Company, Ltd.	12,400	55,682
Iwaki Company, Ltd.	2,600	22,432
Iwasaki Electric Company, Ltd.	3,000	32,676
Iwatani Corp. (B)	12,900	425,882
Iwatsu Electric Company, Ltd.	3,700	27,230
Iwatsuka Confectionery Company, Ltd.	700	25,566
J Trust Company, Ltd. (B)	30,000	105,706
JAC Recruitment Company, Ltd.	7,200	134,100
Jaccs Company, Ltd.	9,600	199,592
Jafco Company, Ltd.	10,900	381,205
Jalux, Inc.	2,100	44,379
Jamco Corp.	4,500	61,854
Janome Sewing Machine Company, Ltd.	8,500	30,722
Japan Animal Referral Medical Center Company, Ltd. (A)	600	13,028
Japan Asia Group, Ltd.	6,100	18,697
Japan Asia Investment Company, Ltd. (A)	5,400	10,871
Japan Asset Marketing Company, Ltd. (A)	85,600	70,058
Japan Aviation Electronics Industry, Ltd.	16,100	212,492
Japan Best Rescue System Company, Ltd.	6,400	71,932
Japan Cash Machine Company, Ltd.	7,500	66,511
Japan Display, Inc. (A)(B)	192,500	115,592
Japan Electronic Materials Corp.	2,600	11,571
Japan Elevator Service Holdings Company, Ltd. (B)	3,400	81,550
Japan Foundation Engineering Company, Ltd.	8,200	23,755
Japan Investment Adviser Company, Ltd.	1,700	27,631
Japan Lifeline Company, Ltd.	19,100	298,416
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Japan Material Company, Ltd.	19,200	$197,065
Japan Meat Company, Ltd.	4,800	93,906
Japan Medical Dynamic Marketing, Inc.	5,500	88,216
Japan Oil Transportation Company, Ltd.	1,100	29,956
Japan Petroleum Exploration Company, Ltd.	11,400	277,852
Japan Property Management Center Company, Ltd. (B)	7,900	98,000
Japan Pulp & Paper Company, Ltd.	4,100	144,203
Japan Securities Finance Company, Ltd.	39,400	187,072
Japan Transcity Corp.	12,000	49,191
Jastec Company, Ltd.	3,500	34,796
JBCC Holdings, Inc. (B)	6,000	82,159
JCU Corp.	7,700	132,680
Jeol, Ltd.	12,100	265,798
JFE Systems, Inc.	400	10,159
JFLA Holdings, Inc.	2,400	9,415
JIG-SAW, Inc. (A)	900	37,329
Jimoto Holdings, Inc.	60,200	52,085
JINS, Inc. (B)	5,900	325,538
JK Holdings Company, Ltd.	6,100	26,348
JMS Company, Ltd.	6,400	36,728
Joban Kosan Company, Ltd.	2,000	31,213
J-Oil Mills, Inc.	3,600	135,108
Joshin Denki Company, Ltd.	6,600	120,520
Joyful Honda Company, Ltd.	3,000	38,188
JP-Holdings, Inc.	14,400	36,533
JSB Company, Ltd.	600	23,756
JSP Corp.	5,400	87,652
Juki Corp.	16,500	127,366
Justsystems Corp.	6,200	232,156
JVCKenwood Corp.	66,028	189,978
K&O Energy Group, Inc.	6,900	87,845
Kadokawa Corp.	17,057	254,355
Kadoya Sesame Mills, Inc.	400	13,285
Kaga Electronics Company, Ltd.	6,400	95,907
Kakiyasu Honten Company, Ltd.	3,900	75,975
Kamakura Shinsho, Ltd.	4,400	69,715
Kameda Seika Company, Ltd.	4,100	180,891
Kamei Corp.	10,000	99,271
Kanaden Corp.	7,400	84,319
Kanagawa Chuo Kotsu Company, Ltd.	1,600	56,700
Kanamic Network Company, Ltd.	5,700	32,122
Kanamoto Company, Ltd.	15,100	390,145
Kandenko Company, Ltd.	24,700	211,558
Kaneka Corp.	1,100	32,924
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Kaneko Seeds Company, Ltd.	3,900	$41,836
Kanematsu Corp.	26,100	296,379
Kanematsu Electronics, Ltd.	4,000	113,216
Kanemi Company, Ltd.	500	14,237
Kansai Mirai Financial Group, Inc.	17,922	116,393
Kansai Super Market, Ltd.	5,300	55,267
Kanto Denka Kogyo Company, Ltd.	18,100	124,832
Kappa Create Company, Ltd.	11,800	155,990
Kasai Kogyo Company, Ltd.	10,500	70,471
Katakura & Co-op Agri Corp.	1,100	11,000
Katakura Industries Company, Ltd.	12,500	148,446
Kato Sangyo Company, Ltd.	8,100	237,134
Kato Works Company, Ltd.	3,100	49,208
KAWADA TECHNOLOGIES, Inc.	1,600	96,715
Kawagishi Bridge Works Company, Ltd.	600	13,221
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	66,384
Kawasaki Kisen Kaisha, Ltd. (A)(B)	32,000	321,027
Kawasumi Laboratories, Inc.	5,500	41,658
Kawata Manufacturing Company, Ltd.	1,600	13,746
KeePer Technical Laboratory Company, Ltd.	2,300	30,180
Keihanshin Building Company, Ltd.	14,700	172,969
Keihin Corp.	16,400	223,553
Keiyo Company, Ltd.	23,500	103,910
KEL Corp.	1,900	13,233
Kenedix, Inc.	100,000	486,131
Kenko Mayonnaise Company, Ltd.	5,300	110,372
Key Coffee, Inc.	4,900	98,476
KFC Holdings Japan, Ltd.	3,500	71,590
KH Neochem Company, Ltd.	12,800	267,017
Kimoto Company, Ltd.	15,600	24,205
Kimura Chemical Plants Company, Ltd.	5,900	20,140
Kimura Unity Company, Ltd.	100	939
King Company, Ltd.	2,300	11,149
King Jim Company, Ltd.	3,700	29,317
Kintetsu Department Store Company, Ltd.	2,900	83,379
Kintetsu World Express, Inc.	12,900	172,242
Kirindo Holdings Company, Ltd.	4,600	76,870
Kissei Pharmaceutical Company, Ltd.	10,200	233,098
Ki-Star Real Estate Company, Ltd.	1,900	32,798
Kitagawa Corp.	3,400	57,531
Kitano Construction Corp.	1,500	31,687
Kitanotatsujin Corp. (B)	9,900	67,898
Kito Corp.	6,700	91,292
Kitz Corp.	23,600	152,373
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
KLab, Inc. (A)(B)	7,500	$74,804
Koa Corp.	9,000	103,199
Koatsu Gas Kogyo Company, Ltd.	12,200	89,693
Kobe Electric Railway Company, Ltd. (A)	3,200	118,392
Kobe Steel, Ltd.	52,300	272,199
Kobelco Eco-Solutions Company, Ltd.	1,200	18,509
Kohnan Shoji Company, Ltd.	9,300	202,707
Kohsoku Corp.	3,200	36,052
Koike Sanso Kogyo Company, Ltd.	500	10,350
Kojima Company, Ltd. (B)	10,500	43,078
Kokusai Company, Ltd.	2,400	15,241
Kokuyo Company, Ltd.	27,273	363,680
KOMAIHALTEC, Inc.	1,200	16,092
Komatsu Matere Company, Ltd.	10,700	74,828
Komatsu Wall Industry Company, Ltd.	2,700	46,908
KOMEDA Holdings Company, Ltd.	19,700	366,095
Komehyo Company, Ltd.	3,100	29,790
Komeri Company, Ltd.	10,400	213,113
Komori Corp.	18,724	184,308
Konaka Company, Ltd.	10,500	40,943
Kondotec, Inc.	7,100	57,975
Konishi Company, Ltd.	10,100	137,562
Konoike Transport Company, Ltd.	8,900	139,229
Konoshima Chemical Company, Ltd.	1,800	14,347
Kosaido Company, Ltd. (A)	6,200	40,410
Koshidaka Holdings Company, Ltd. (B)	19,100	317,573
Kotobuki Spirits Company, Ltd.	6,100	394,693
Kourakuen Holdings Corp.	5,900	146,441
Kozo Keikaku Engineering, Inc.	800	17,682
Krosaki Harima Corp.	2,100	101,866
KRS Corp.	3,000	49,977
KU Holdings Company, Ltd.	3,500	25,815
Kumagai Gumi Company, Ltd.	12,100	333,481
Kumiai Chemical Industry Company, Ltd.	37,990	334,265
Kunimine Industries Company, Ltd.	2,100	16,891
Kura Sushi, Inc.	5,000	198,894
Kurabo Industries, Ltd.	5,000	90,954
Kureha Corp.	5,900	316,672
Kurimoto, Ltd.	3,600	45,529
Kuriyama Holdings Corp.	6,900	52,348
Kuroda Precision Industries, Ltd.	900	6,368
Kushikatsu Tanaka Holdings Company (B)	1,300	24,749
KVK Corp.	1,500	21,111
KYB Corp. (A)	7,300	201,563
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Kyoden Company, Ltd.	10,400	$28,027
Kyodo Printing Company, Ltd.	2,200	56,560
Kyoei Steel, Ltd.	7,300	115,490
Kyokuto Boeki Kaisha, Ltd.	2,000	32,565
Kyokuto Kaihatsu Kogyo Company, Ltd.	12,400	140,189
Kyokuto Securities Company, Ltd.	12,900	97,805
Kyokuyo Company, Ltd.	4,100	110,405
KYORIN Holdings, Inc.	12,500	208,577
Kyoritsu Maintenance Company, Ltd.	5,380	212,623
Kyoritsu Printing Company, Ltd.	9,100	12,069
Kyosan Electric Manufacturing Company, Ltd.	14,800	47,991
Kyoto Kimono Yuzen Company, Ltd.	2,600	7,932
Kyowa Electronic Instruments Company, Ltd.	11,400	43,659
Kyowa Leather Cloth Company, Ltd.	5,000	32,953
Kyushu Financial Group, Inc.	31,900	124,120
Kyushu Leasing Service Company, Ltd.	3,500	19,264
LAC Company, Ltd. (B)	4,100	52,751
Lacto Japan Company, Ltd. (B)	1,400	48,525
Land Business Company, Ltd.	1,700	12,287
LAND Company, Ltd. (A)	39,000	2,208
Laox Company, Ltd. (A)	12,200	28,272
Lasertec Corp.	6,500	371,309
LEC, Inc. (B)	8,500	77,139
Leopalace21 Corp. (A)(B)	70,400	192,601
Life Corp.	6,800	133,943
LIFULL Company, Ltd.	29,600	182,529
Like Company, Ltd.	3,100	52,828
LIKE Kidsnext Company, Ltd. (A)	1,600	13,865
Linical Company, Ltd.	3,200	30,988
Link And Motivation, Inc.	8,500	42,622
Lintec Corp.	13,800	267,438
Litalico, Inc. (A)	1,500	26,875
LIXIL VIVA Corp.	8,500	110,832
Lonseal Corp.	500	7,298
Look Holdings, Inc.	1,800	17,072
M&A Capital Partners Company, Ltd. (A)	2,000	116,881
Macnica Fuji Electronics Holdings, Inc.	18,100	232,024
Macromill, Inc.	15,200	132,729
Maeda Corp.	22,000	177,373
Maeda Kosen Company, Ltd.	7,900	104,094
Maeda Road Construction Company, Ltd.	15,700	347,343
Maezawa Industries, Inc.	5,000	14,954
Maezawa Kasei Industries Company, Ltd.	4,300	44,169
Maezawa Kyuso Industries Company, Ltd.	4,100	75,692
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Makino Milling Machine Company, Ltd.	8,415	$340,249
Mamezou Holdings Company, Ltd.	5,500	82,885
Mamiya-Op Company, Ltd.	2,000	17,010
Mandom Corp.	1,440	35,377
Mani, Inc.	6,300	147,037
MarkLines Company, Ltd. (B)	3,800	64,534
Mars Group Holdings Corp.	4,500	80,170
Marubun Corp.	7,700	38,370
Marudai Food Company, Ltd.	8,300	166,732
Marufuji Sheet Piling Company, Ltd.	300	5,799
Maruha Nichiro Corp.	13,381	345,295
Maruka Corp.	3,200	55,776
Marumae Company, Ltd. (B)	3,000	24,795
Marusan Securities Company, Ltd.	21,761	98,656
Maruwa Company, Ltd.	3,100	173,193
Maruwa Unyu Kikan Company, Ltd. (B)	3,000	152,285
Maruyama Manufacturing Company, Inc.	900	9,680
Maruzen CHI Holdings Company, Ltd.	4,800	16,724
Maruzen Company, Ltd.	4,100	71,098
Maruzen Showa Unyu Company, Ltd.	4,700	137,003
Marvelous, Inc.	10,800	79,490
Matching Service Japan Company, Ltd.	2,000	25,437
Matsuda Sangyo Company, Ltd.	6,020	80,065
Matsui Construction Company, Ltd.	8,500	54,356
Matsuya Company, Ltd.	12,000	85,596
Matsuyafoods Holdings Company, Ltd.	2,900	103,982
Max Company, Ltd.	9,100	146,707
Maxell Holdings, Ltd.	20,000	270,269
Maxvalu Nishinihon Company, Ltd.	900	14,225
Maxvalu Tokai Company, Ltd.	2,100	38,147
MCJ Company, Ltd.	22,100	140,420
MEC Company, Ltd. (B)	4,900	63,846
Media Do Holdings Company, Ltd.	1,700	55,061
Medical Data Vision Company, Ltd. (A)	4,400	41,926
Medical System Network Company, Ltd.	6,600	32,838
Medius Holdings Company, Ltd.	2,500	15,336
MedPeer, Inc. (A)	2,400	27,601
Megachips Corp.	4,800	72,077
Megmilk Snow Brand Company, Ltd.	15,300	351,800
Meidensha Corp.	13,417	220,579
Meiji Electric Industries Company, Ltd.	2,800	34,090
Meiji Shipping Company, Ltd.	6,300	17,494
Meiko Electronics Company, Ltd.	8,600	117,798
Meiko Network Japan Company, Ltd. (B)	6,400	55,323
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
Meisei Industrial Company, Ltd.	16,200	$109,084
Meitec Corp.	8,500	437,999
Meito Sangyo Company, Ltd.	4,300	51,667
Meiwa Corp.	10,600	56,916
Meiwa Estate Company, Ltd.	3,300	16,607
Melco Holdings, Inc.	1,800	46,723
Members Company, Ltd. (B)	2,700	47,455
Menicon Company, Ltd.	7,500	283,121
Mercuria Investment Company, Ltd.	1,700	11,264
Metaps, Inc. (A)	5,300	49,031
METAWATER Company, Ltd.	3,800	131,546
Micronics Japan Company, Ltd.	11,500	83,303
Mie Kotsu Group Holdings, Inc.	16,600	83,843
Mikuni Corp.	8,400	23,209
Milbon Company, Ltd.	10,320	504,656
MIMAKI ENGINEERING Company, Ltd.	5,100	23,762
Mimasu Semiconductor Industry Company, Ltd.	10,000	167,881
Ministop Company, Ltd. (B)	9,800	133,139
Miraca Holdings, Inc.	20,100	442,767
Miraial Company, Ltd.	3,700	41,631
Mirait Holdings Corp. (B)	24,220	357,326
Miroku Jyoho Service Company, Ltd.	5,700	147,508
Misawa Homes Company, Ltd.	9,600	95,227
Mitani Corp.	4,200	208,613
Mitani Sangyo Company, Ltd.	8,100	21,117
Mitani Sekisan Company, Ltd.	3,200	84,067
Mito Securities Company, Ltd.	24,200	43,915
Mitsuba Corp.	13,300	67,638
Mitsubishi Kakoki Kaisha, Ltd.	1,900	30,912
Mitsubishi Logisnext Company, Ltd.	10,800	115,335
Mitsubishi Paper Mills, Ltd.	13,838	63,754
Mitsubishi Pencil Company, Ltd.	8,100	125,718
Mitsubishi Research Institute, Inc.	2,100	71,327
Mitsubishi Shokuhin Company, Ltd.	5,000	122,957
Mitsubishi Steel Manufacturing Company, Ltd.	4,800	47,669
Mitsuboshi Belting, Ltd.	8,300	136,336
Mitsui E&S Holdings Company, Ltd. (A)	30,100	228,193
Mitsui High-Tec, Inc. (B)	6,600	76,894
Mitsui Matsushima Holdings Company, Ltd.	5,200	56,526
Mitsui Mining & Smelting Company, Ltd.	21,400	447,831
Mitsui Sugar Company, Ltd.	6,200	126,966
Mitsui-Soko Holdings Company, Ltd.	8,200	124,696
Mitsumura Printing Company, Ltd.	400	6,351
Mitsuuroko Group Holdings Company, Ltd.	12,700	111,064
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Mixi, Inc.	11,100	$232,145
Miyaji Engineering Group, Inc.	2,600	35,308
Miyoshi Oil & Fat Company, Ltd.	2,600	26,340
Mizuho Medy Company, Ltd.	800	19,014
Mizuno Corp.	7,100	183,445
Mobile Factory, Inc. (A)	3,400	54,791
Mochida Pharmaceutical Company, Ltd.	1,000	39,005
Modec, Inc.	6,800	153,754
Molitec Steel Company, Ltd.	3,400	10,162
Monex Group, Inc. (B)	59,000	167,482
Money Partners Group Company, Ltd.	4,700	11,620
MORESCO Corp.	3,000	36,103
Mori-Gumi Company, Ltd.	3,900	10,150
Morinaga Milk Industry Company, Ltd.	12,200	503,870
Morita Holdings Corp.	9,600	143,875
Morito Company, Ltd.	9,500	68,128
Morningstar Japan KK	3,300	10,852
Morozoff, Ltd.	1,000	44,930
Mory Industries, Inc.	2,200	36,236
MrMax Holdings, Ltd.	11,300	45,585
MTI, Ltd.	9,900	64,798
Mugen Estate Company, Ltd.	4,300	23,902
Murakami Corp.	2,100	43,486
Musashi Company, Ltd.	900	17,263
Musashi Seimitsu Industry Company, Ltd.	17,000	196,618
Mutoh Holdings Company, Ltd.	600	9,181
Mynet, Inc. (A)	3,800	18,452
N Field Company, Ltd.	3,200	18,532
NAC Company, Ltd.	5,500	47,658
Nachi-Fujikoshi Corp.	7,100	283,588
Nadex Company, Ltd.	1,200	9,652
Nafco Company, Ltd.	4,100	51,231
Nagano Keiki Company, Ltd.	5,500	34,278
Nagase & Company, Ltd.	20,300	274,702
Nagatanien Holdings Company, Ltd.	3,900	73,786
Nagawa Company, Ltd. (B)	2,600	129,127
Naigai Trans Line, Ltd.	2,800	31,594
Nakabayashi Company, Ltd.	8,300	39,575
Nakamoto Packs Company, Ltd.	800	10,617
Nakamuraya Company, Ltd.	1,600	62,259
Nakanishi, Inc.	15,100	247,838
Nakano Corp.	4,800	19,456
Nakayama Steel Works, Ltd.	10,000	41,560
Nakayamafuku Company, Ltd.	4,400	20,233
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Nakayo, Inc.	1,000	$15,055
Namura Shipbuilding Company, Ltd.	21,772	48,485
Narasaki Sangyo Company, Ltd.	1,600	25,825
Natori Company, Ltd.	4,000	58,761
NEC Capital Solutions, Ltd.	3,100	60,493
NEC Networks & System Integration Corp.	7,600	198,261
Neturen Company, Ltd.	15,300	115,354
New Japan Chemical Company, Ltd. (A)	8,300	13,574
Newton Financial Consulting, Inc.	600	12,417
Nextage Company, Ltd.	5,800	61,496
Nexyz Group Corp. (B)	2,600	43,852
NF Corp.	1,500	28,227
NHK Spring Company, Ltd.	10,500	74,466
Nicca Chemical Company, Ltd.	2,500	18,110
Nice Holdings, Inc. (A)	2,300	13,320
Nichia Steel Works, Ltd.	11,800	30,940
Nichias Corp.	19,800	328,616
Nichiban Company, Ltd.	4,000	56,496
Nichicon Corp.	17,573	154,173
Nichiden Corp.	5,600	101,578
Nichiha Corp.	8,300	210,428
NichiiGakkan Company, Ltd.	13,500	209,485
Nichi-iko Pharmaceutical Company, Ltd.	15,600	166,741
Nichimo Company, Ltd.	700	10,872
Nichireki Company, Ltd.	9,100	88,344
Nichirin Company, Ltd.	4,690	53,834
Nihon Chouzai Company, Ltd.	2,480	85,599
Nihon Dempa Kogyo Company, Ltd. (A)	4,700	18,522
Nihon Dengi Company, Ltd.	1,100	29,019
Nihon Denkei Company, Ltd.	1,400	16,318
Nihon Eslead Corp.	3,700	55,189
Nihon Flush Company, Ltd.	3,400	77,871
Nihon House Holdings Company, Ltd.	25,400	101,609
Nihon Kagaku Sangyo Company, Ltd.	3,200	29,493
Nihon Nohyaku Company, Ltd.	15,800	64,621
Nihon Parkerizing Company, Ltd.	29,200	322,668
Nihon Plast Company, Ltd. (B)	7,300	45,689
Nihon Tokushu Toryo Company, Ltd.	4,800	46,197
Nihon Yamamura Glass Company, Ltd.	2,800	31,954
Niitaka Company, Ltd.	800	10,741
Nikkato Corp.	2,200	12,593
Nikkiso Company, Ltd.	23,400	244,794
Nikko Company, Ltd.	1,600	49,919
Nikkon Holdings Company, Ltd.	19,300	429,693
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nippi, Inc.	400	$13,082
Nippon Air Conditioning Services Company, Ltd. (B)	10,200	67,380
Nippon Beet Sugar Manufacturing Company, Ltd.	4,800	79,645
Nippon Carbide Industries Company, Inc.	2,500	27,669
Nippon Carbon Company, Ltd. (B)	5,600	189,008
Nippon Chemical Industrial Company, Ltd.	2,500	49,175
Nippon Chemi-Con Corp.	6,927	90,119
Nippon Chemiphar Company, Ltd.	1,100	28,897
Nippon Coke & Engineering Company, Ltd.	61,100	48,277
Nippon Commercial Development Company, Ltd.	3,700	50,721
Nippon Concept Corp.	3,300	44,042
Nippon Concrete Industries Company, Ltd.	18,600	41,456
Nippon Denko Company, Ltd.	51,000	75,272
Nippon Densetsu Kogyo Company, Ltd. (B)	11,300	215,776
Nippon Felt Company, Ltd.	2,700	11,454
Nippon Filcon Company, Ltd.	5,600	25,286
Nippon Fine Chemical Company, Ltd.	4,400	44,222
Nippon Flour Mills Company, Ltd.	17,300	269,584
Nippon Gas Company, Ltd.	11,700	354,772
Nippon Hume Corp.	8,600	52,490
Nippon Kanzai Company, Ltd.	4,100	72,662
Nippon Kayaku Company, Ltd.	18,600	202,350
Nippon Kinzoku Company, Ltd.	1,300	9,226
Nippon Kodoshi Corp.	2,000	23,391
Nippon Koei Company, Ltd.	6,800	166,072
Nippon Koshuha Steel Company, Ltd.	2,400	9,074
Nippon Light Metal Holdings Company, Ltd.	203,700	352,334
Nippon Paper Industries Company, Ltd.	3,800	63,042
Nippon Parking Development Company, Ltd.	102,300	161,506
Nippon Pillar Packing Company, Ltd.	7,600	75,575
Nippon Piston Ring Company, Ltd.	3,400	39,234
Nippon Rietec Company, Ltd.	3,000	37,038
Nippon Seiki Company, Ltd.	13,400	207,432
Nippon Seisen Company, Ltd.	1,600	35,424
Nippon Sharyo, Ltd. (A)(B)	4,900	103,964
Nippon Sheet Glass Company, Ltd.	33,300	194,975
Nippon Signal Company, Ltd.	16,500	179,221
Nippon Soda Company, Ltd.	9,000	206,571
Nippon Steel Trading Corp.	5,968	227,584
Nippon Suisan Kaisha, Ltd.	23,400	135,571
Nippon Systemware Company, Ltd.	3,000	67,477
Nippon Thompson Company, Ltd.	22,000	87,783
Nippon Yakin Kogyo Company, Ltd. (B)	59,200	118,422
Nipro Corp.	30,800	323,551
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
Nireco Corp.	1,900	$16,420
Nishikawa Rubber Company, Ltd.	3,300	57,019
Nishimatsu Construction Company, Ltd.	21,100	376,899
Nishimatsuya Chain Company, Ltd.	27,100	229,916
Nishimoto Company, Ltd.	1,100	35,593
Nishi-Nippon Financial Holdings, Inc.	44,200	278,311
Nishi-Nippon Railroad Company, Ltd.	13,300	305,561
Nishio Rent All Company, Ltd.	8,800	231,344
Nissan Shatai Company, Ltd.	21,300	188,759
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	21,921
Nissei ASB Machine Company, Ltd.	3,000	86,125
Nissei Corp.	1,100	12,496
Nissei Plastic Industrial Company, Ltd.	7,100	61,629
Nissha Company, Ltd.	9,700	86,234
Nisshin Fudosan Company, Ltd.	12,000	49,867
Nisshinbo Holdings, Inc.	83,557	622,783
Nissin Corp.	5,200	71,678
Nissin Electric Company, Ltd.	17,700	208,907
Nissin Kogyo Company, Ltd.	14,600	188,273
Nissin Sugar Company, Ltd.	4,100	73,019
Nissui Pharmaceutical Company, Ltd.	3,800	41,962
Nitta Corp.	6,900	178,699
Nitta Gelatin, Inc.	3,400	20,529
Nittan Valve Company, Ltd.	4,000	9,555
Nittetsu Mining Company, Ltd.	2,100	77,128
Nitto Boseki Company, Ltd.	8,045	221,189
Nitto Fuji Flour Milling Company, Ltd.	400	23,638
Nitto Kogyo Corp.	9,200	171,845
Nitto Kohki Company, Ltd.	3,400	65,590
Nitto Seiko Company, Ltd.	18,800	88,889
Nittoc Construction Company, Ltd.	7,600	45,544
NJS Company, Ltd.	3,400	49,796
nms Holdings Company	2,400	7,061
Noda Corp.	2,500	17,643
Noevir Holdings Company, Ltd.	3,900	195,958
Nohmi Bosai, Ltd.	7,500	152,467
Nojima Corp.	10,200	173,823
Nomura Company, Ltd.	35,000	443,810
Noritake Company, Ltd.	3,600	131,123
Noritsu Koki Company, Ltd.	7,100	119,113
Noritz Corp.	12,900	139,360
North Pacific Bank, Ltd.	102,500	205,200
Nozawa Corp.	2,600	15,017
NS Tool Company, Ltd. (B)	2,700	47,169
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
NS United Kaiun Kaisha, Ltd.	3,800	$76,496
NSD Company, Ltd.	12,106	359,554
NTN Corp.	117,300	310,754
NuFlare Technology, Inc.	1,500	107,885
OAK Capital Corp.	16,400	19,886
Oat Agrio Company, Ltd.	400	5,063
Obara Group, Inc.	3,700	118,861
Odawara Engineering Company, Ltd. (B)	700	12,577
Odelic Company, Ltd.	1,400	50,788
Oenon Holdings, Inc.	26,700	92,665
Ohara, Inc.	2,700	31,977
Ohashi Technica, Inc.	4,900	62,251
Ohba Company, Ltd.	600	3,381
Ohmoto Gumi Company, Ltd.	400	17,146
Ohsho Food Service Corp.	4,300	293,002
Oiles Corp.	8,372	118,884
Okabe Company, Ltd.	20,200	151,567
Okada Aiyon Corp.	2,200	22,787
Okamoto Industries, Inc.	3,700	140,035
Okamoto Machine Tool Works, Ltd.	1,300	26,711
Okamura Corp.	19,800	194,559
Okasan Securities Group, Inc.	51,700	170,093
Okaya Electric Industries Company, Ltd.	2,700	8,912
Oki Electric Industry Company, Ltd.	28,800	402,956
Okinawa Cellular Telephone Company	4,100	133,875
OKK Corp.	2,500	15,895
OKUMA Corp.	7,476	364,977
Okumura Corp.	10,600	278,290
Okura Industrial Company, Ltd.	3,400	49,539
Okuwa Company, Ltd.	13,300	142,082
Olympic Group Corp.	3,100	17,635
ONO Sokki Company, Ltd.	2,000	9,179
Onoken Company, Ltd.	7,100	86,668
Onward Holdings Company, Ltd.	53,300	251,706
Ootoya Holdings Company, Ltd.	2,000	40,794
Open Door, Inc. (A)	3,100	64,968
Optex Group Company, Ltd.	14,900	197,950
Organo Corp.	2,800	107,030
Orient Corp.	134,800	169,852
Origin Company, Ltd.	2,200	27,955
Oro Company, Ltd.	1,400	32,207
Osaka Organic Chemical Industry, Ltd.	9,100	81,099
Osaka Soda Company, Ltd.	5,000	115,982
Osaka Steel Company, Ltd.	4,700	58,935
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Japan (continued)
OSAKA Titanium Technologies Company, Ltd. (B)	7,100	$99,416
Osaki Electric Company, Ltd.	18,300	113,716
OSG Corp.	21,800	411,989
OSJB Holdings Corp.	54,400	116,610
Otsuka Kagu, Ltd. (A)	4,600	7,707
OUG Holdings, Inc.	1,200	29,876
Outsourcing, Inc.	47,900	435,761
Oyo Corp.	13,200	132,551
Ozu Corp.	2,000	31,890
Pacific Industrial Company, Ltd.	15,100	204,127
Pacific Metals Company, Ltd. (B)	6,600	116,845
PAL GROUP Holdings Company, Ltd.	5,100	156,836
Paltek Corp.	1,800	7,801
PAPYLESS Company, Ltd.	600	10,411
Paraca, Inc.	2,500	49,175
Paramount Bed Holdings Company, Ltd.	6,900	252,607
Parco Company, Ltd.	11,600	134,024
Paris Miki Holdings, Inc.	9,700	25,111
Parker Corp.	4,000	15,427
Pasona Group, Inc.	9,900	132,690
PC Depot Corp.	13,900	62,711
PCI Holdings, Inc.	800	15,113
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	25,611
Penta-Ocean Construction Company, Ltd.	97,800	506,484
People Company, Ltd.	1,200	11,627
Pepper Food Service Company, Ltd.	2,900	42,328
Phil Company, Inc. (A)	1,400	49,906
PIA Corp.	1,500	59,566
Pickles Corp.	2,100	44,892
Pilot Corp.	3,800	133,059
Piolax, Inc.	10,000	165,810
Plant Company, Ltd.	900	5,790
Plenus Company, Ltd.	8,200	133,780
Poletowin Pitcrew Holdings, Inc.	12,800	141,960
Press Kogyo Company, Ltd.	31,100	129,505
Pressance Corp.	12,800	185,596
Prestige International, Inc.	15,600	274,635
Prima Meat Packers, Ltd.	9,400	185,730
Pronexus, Inc.	6,000	58,144
Properst Company, Ltd.	9,300	12,063
Pro-Ship, Inc.	1,000	10,976
Prospect Company, Ltd. (A)(B)	148,000	26,458
Proto Corp.	8,100	91,851
PS Mitsubishi Construction Company, Ltd.	12,700	81,236
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Punch Industry Company, Ltd.	4,200	$17,830
Qol Holdings Company, Ltd.	7,700	103,990
Quick Company, Ltd.	3,900	47,655
Raccoon Holdings, Inc.	6,900	41,861
Raito Kogyo Company, Ltd.	14,900	194,885
Raiznext Corp.	15,200	164,878
Rakus Company, Ltd.	5,500	157,972
Rasa Corp.	2,900	22,050
Rasa Industries, Ltd. (B)	2,100	23,148
Raysum Company, Ltd.	6,600	69,870
RECOMM Company, Ltd.	19,800	21,951
Relia, Inc.	15,200	191,909
Remixpoint, Inc. (A)	5,900	11,583
Renaissance, Inc.	5,000	73,313
Rengo Company, Ltd.	46,600	333,385
RENOVA, Inc. (A)	5,000	38,054
Renown, Inc. (A)(B)	15,500	15,446
Resol Holdings Company, Ltd.	800	29,270
Resorttrust, Inc.	29,400	458,693
Restar Holdings Corp.	5,000	79,086
Retail Partners Company, Ltd.	5,300	45,384
Rheon Automatic Machinery Company, Ltd.	7,800	108,555
Rhythm Watch Company, Ltd.	2,000	16,174
Riberesute Corp.	2,000	15,056
Ricoh Leasing Company, Ltd.	5,600	170,933
Ride On Express Holdings Company, Ltd.	1,600	22,075
Right On Company, Ltd. (B)	7,900	51,855
Riken Corp.	3,400	116,252
Riken Keiki Company, Ltd.	5,400	91,574
Riken Technos Corp.	15,000	64,864
Riken Vitamin Company, Ltd.	3,500	110,630
Ringer Hut Company, Ltd. (B)	10,800	256,010
Rion Company, Ltd.	3,500	73,731
Riso Kagaku Corp.	7,600	133,830
Riso Kyoiku Company, Ltd.	48,000	204,257
Rock Field Company, Ltd.	6,500	85,154
Rokko Butter Company, Ltd.	5,700	89,309
Roland DG Corp.	6,300	115,888
Rorze Corp.	2,400	50,959
Round One Corp.	22,100	360,860
Royal Holdings Company, Ltd.	12,200	297,254
Rozetta Corp. (A)(B)	3,500	104,103
RS Technologies Company, Ltd.	1,500	39,603
Ryobi, Ltd.	12,600	189,043
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Japan (continued)
Ryoden Corp.	6,000	$90,496
Ryosan Company, Ltd.	7,729	188,380
Ryoyo Electro Corp.	10,000	164,835
S Foods, Inc.	5,300	150,306
S Line Company, Ltd.	2,000	15,416
S&B Foods, Inc.	1,500	56,393
Sac's Bar Holdings, Inc.	6,000	50,823
Sagami Rubber Industries Company, Ltd.	2,000	30,012
Saibu Gas Company, Ltd.	10,300	214,752
Saison Information Systems Company, Ltd.	1,000	19,679
Saizeriya Company, Ltd. (B)	13,900	344,495
Sakai Chemical Industry Company, Ltd.	5,800	125,557
Sakai Heavy Industries, Ltd.	1,600	42,548
Sakai Moving Service Company, Ltd.	3,600	211,943
Sakai Ovex Company, Ltd.	2,000	29,852
Sakata INX Corp.	22,900	195,700
Sakura Internet, Inc.	4,500	24,462
Sala Corp.	28,600	157,864
Samco, Inc.	1,600	11,720
SAMTY Company, Ltd.	8,900	152,669
San Holdings, Inc.	1,700	33,763
San ju San Financial Group, Inc.	6,320	89,157
San-A Company, Ltd.	7,700	319,901
San-Ai Oil Company, Ltd.	21,300	197,128
Sanden Holdings Corp. (A)	8,800	40,920
Sanei Architecture Planning Company, Ltd.	4,100	54,333
Sangetsu Corp.	13,200	249,681
Sanix, Inc. (A)	12,300	41,312
Sanken Electric Company, Ltd.	8,587	149,284
Sanki Engineering Company, Ltd.	16,000	189,375
Sanko Gosei, Ltd.	3,100	9,881
Sanko Metal Industrial Company, Ltd.	600	13,147
Sankyo Frontier Company, Ltd.	1,300	40,421
Sankyo Seiko Company, Ltd.	10,400	47,872
Sankyo Tateyama, Inc.	13,500	145,705
Sanoh Industrial Company, Ltd.	12,900	53,671
Sanoyas Holdings Corp.	9,400	15,550
Sansei Landic Company, Ltd.	1,100	8,028
Sansei Technologies, Inc. (B)	3,900	33,173
Sansha Electric Manufacturing Company, Ltd.	4,100	25,963
Sanshin Electronics Company, Ltd.	6,200	86,457
Sanyo Chemical Industries, Ltd.	4,200	183,001
Sanyo Denki Company, Ltd.	3,500	138,977
Sanyo Electric Railway Company, Ltd.	6,600	129,024
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sanyo Engineering & Construction, Inc.	1,900	$12,095
Sanyo Housing Nagoya Company, Ltd. (B)	5,700	46,960
Sanyo Shokai, Ltd.	7,500	91,769
Sanyo Special Steel Company, Ltd.	6,229	80,954
Sanyo Trading Company, Ltd.	3,100	62,288
Sapporo Holdings, Ltd.	21,800	525,491
Sata Construction Company, Ltd.	1,800	6,587
Sato Holdings Corp.	9,000	223,782
Sato Shoji Corp.	4,900	35,667
Satori Electric Company, Ltd.	7,100	50,809
Sawada Holdings Company, Ltd.	8,500	65,553
Saxa Holdings, Inc.	1,800	29,739
SBS Holdings, Inc. (B)	9,600	135,627
Scala, Inc.	7,500	74,283
Scroll Corp. (B)	12,700	38,340
SEC Carbon, Ltd.	500	38,081
Seed Company, Ltd.	3,300	25,196
Seika Corp.	3,800	45,382
Seikagaku Corp.	13,300	141,613
Seikitokyu Kogyo Company, Ltd.	13,200	83,909
Seiko Holdings Corp.	9,500	199,331
Seiko PMC Corp.	5,600	38,960
Seikoh Giken Company, Ltd.	1,200	29,439
Seiren Company, Ltd.	17,500	200,188
Sekisui Jushi Corp.	9,100	162,220
Sekisui Plastics Company, Ltd.	9,800	65,324
Senko Group Holdings Company, Ltd.	36,400	288,777
Senshu Electric Company, Ltd.	4,100	99,980
Senshu Ikeda Holdings, Inc.	92,900	156,356
Senshukai Company, Ltd. (A)	12,400	34,659
Seria Company, Ltd.	11,600	284,226
SFP Holdings Company, Ltd.	2,300	45,821
Shibaura Electronics Company, Ltd.	2,700	62,925
Shibaura Mechatronics Corp.	1,600	42,057
Shibuya Corp.	6,300	161,608
Shidax Corp. (A)	6,600	14,216
SHIFT, Inc. (A)	1,800	91,277
Shikibo, Ltd.	2,100	17,791
Shikoku Chemicals Corp.	12,000	116,393
Shima Seiki Manufacturing, Ltd.	9,800	235,188
Shimachu Company, Ltd.	12,800	301,757
Shimojima Company, Ltd.	3,900	37,171
Shin Nippon Air Technologies Company, Ltd.	4,400	70,876
Shin Nippon Biomedical Laboratories, Ltd. (A)	10,300	67,086
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Japan (continued)
Shinagawa Refractories Company, Ltd.	2,100	$49,570
Shindengen Electric Manufacturing Company, Ltd.	2,700	77,739
Shin-Etsu Polymer Company, Ltd.	14,700	94,768
Shin-Keisei Electric Railway Company, Ltd.	2,200	41,865
Shinko Electric Industries Company, Ltd.	25,400	199,293
Shinko Shoji Company, Ltd.	6,700	118,272
Shinmaywa Industries, Ltd.	22,000	256,758
Shinnihon Corp.	9,600	68,605
Shinoken Group Company, Ltd.	6,400	55,693
Shinsho Corp.	1,500	29,782
Shinwa Company, Ltd.	4,600	91,181
Ship Healthcare Holdings, Inc.	2,700	124,669
Shizuki Electric Company, Inc.	5,000	24,773
Shizuoka Gas Company, Ltd.	25,300	208,566
Shobunsha Publications, Inc. (A)	4,100	13,542
Shoei Company, Ltd.	5,600	241,287
Shoei Foods Corp.	2,900	81,690
Shofu, Inc.	3,500	49,879
Shoko Company, Ltd. (A)	1,700	9,707
Showa Aircraft Industry Company, Ltd.	2,000	27,006
Showa Corp.	16,800	214,669
Showa Sangyo Company, Ltd.	5,800	166,968
Showa Shinku Company, Ltd.	900	10,414
Sigma Koki Company, Ltd.	1,800	18,954
SIGMAXYZ, Inc. (B)	5,800	68,289
Siix Corp. (B)	14,700	186,754
Sinanen Holdings Company, Ltd.	2,400	39,269
Sinfonia Technology Company, Ltd.	8,300	87,352
Sinko Industries, Ltd.	6,400	102,988
Sintokogio, Ltd.	15,500	131,575
SK Kaken Company, Ltd.	200	84,151
SK-Electronics Company, Ltd.	4,900	78,398
SKY Perfect JSAT Holdings, Inc.	55,800	224,061
SMK Corp.	1,800	45,262
SMS Company, Ltd.	21,700	483,091
Snow Peak, Inc.	5,100	65,122
SNT Corp.	11,900	44,973
Soda Nikka Company, Ltd.	5,800	28,799
Sodick Company, Ltd. (B)	25,800	182,035
Soft99 Corp.	1,300	11,619
Softbank Technology Corp.	3,400	64,917
Softbrain Company, Ltd.	6,100	32,645
Softcreate Holdings Corp.	2,100	33,786
Software Service, Inc. (B)	900	92,693
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sogo Medical Holdings Company, Ltd.	5,800	$79,102
Soken Chemical & Engineering Company, Ltd.	2,800	32,690
Solasto Corp. (B)	15,600	194,129
SoldOut, Inc.	500	6,936
Soliton Systems KK	1,800	15,987
So-net Media Networks Corp. (A)(B)	900	5,199
Soshin Electric Company, Ltd.	2,400	9,840
Sotoh Company, Ltd.	2,400	22,258
Sourcenext Corp. (B)	19,200	78,069
Space Company, Ltd.	2,970	32,162
Space Value Holdings Company, Ltd.	12,500	52,047
Sparx Group Company, Ltd.	37,700	83,606
SPK Corp.	900	20,606
S-Pool, Inc. (B)	3,500	95,480
SRA Holdings	3,500	79,536
SRS Holdings Company, Ltd.	10,200	98,703
ST Corp.	800	11,593
St. Marc Holdings Company, Ltd.	5,600	130,952
Star Mica Holdings Company, Ltd.	3,500	59,992
Star Micronics Company, Ltd.	13,500	185,505
Starts Corp., Inc.	11,000	245,698
Starzen Company, Ltd.	2,900	109,385
St-Care Holding Corp.	3,300	15,301
Stella Chemifa Corp.	3,500	85,800
Step Company, Ltd.	2,000	27,121
Strike Company, Ltd.	2,700	68,420
Studio Alice Company, Ltd. (B)	5,400	101,618
Subaru Enterprise Company, Ltd.	700	39,774
Sugimoto & Company, Ltd.	3,200	55,324
Sumida Corp.	9,100	85,464
Suminoe Textile Company, Ltd.	2,199	57,653
Sumiseki Holdings, Inc.	21,100	25,600
Sumitomo Bakelite Company, Ltd.	9,000	320,901
Sumitomo Densetsu Company, Ltd.	6,000	113,565
Sumitomo Mitsui Construction Company, Ltd.	55,760	276,296
Sumitomo Osaka Cement Company, Ltd.	12,700	529,530
Sumitomo Precision Products Company, Ltd.	900	24,385
Sumitomo Riko Company, Ltd.	13,500	96,605
Sumitomo Seika Chemicals Company, Ltd.	3,900	114,197
Sun Frontier Fudousan Company, Ltd.	12,300	140,601
Suncall Corp.	7,800	32,803
Sun-Wa Technos Corp.	2,900	20,373
Sushiro Global Holdings, Ltd.	700	44,154
Suzuden Corp.	900	10,761
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Japan (continued)
Suzuki Company, Ltd.	3,500	$19,514
SWCC Showa Holdings Company, Ltd.	9,700	67,281
Synchro Food Company, Ltd. (A)	1,500	6,355
System Information Company, Ltd.	2,200	21,661
System Research Company, Ltd.	400	14,556
Systemsoft Corp.	10,000	9,861
Systena Corp.	23,500	350,136
Syuppin Company, Ltd.	5,600	53,383
T Hasegawa Company, Ltd. (B)	11,800	224,653
T RAD Company, Ltd.	1,900	31,060
T&K Toka Company, Ltd.	7,300	61,594
Tachibana Eletech Company, Ltd.	6,500	92,362
Tachikawa Corp.	3,700	46,928
Tachi-S Company, Ltd.	10,700	119,987
Tadano, Ltd.	36,000	317,493
Taihei Dengyo Kaisha, Ltd.	5,500	123,948
Taiheiyo Kouhatsu, Inc.	1,200	8,296
Taiho Kogyo Company, Ltd.	8,000	56,896
Taikisha, Ltd.	7,200	215,309
Taisei Lamick Company, Ltd.	2,500	65,157
Taiyo Holdings Company, Ltd.	6,000	184,724
Takachiho Koheki Company, Ltd.	1,300	13,308
Takagi Seiko Corp.	400	9,066
Takamatsu Construction Group Company, Ltd.	4,900	103,916
Takamatsu Machinery Company, Ltd.	1,100	8,386
Takamiya Company, Ltd.	6,000	40,026
Takano Company, Ltd.	2,400	16,318
Takaoka Toko Company, Ltd.	3,970	41,273
Takara Leben Company, Ltd.	37,000	141,941
Takara Printing Company, Ltd.	4,400	66,751
Takara Standard Company, Ltd.	12,100	191,852
Takasago International Corp.	5,100	122,726
Takasago Thermal Engineering Company, Ltd.	14,100	228,151
Takashima & Company, Ltd.	1,400	20,270
Takashimaya Company, Ltd.	12,800	143,261
Take And Give Needs Company, Ltd.	3,980	43,180
TAKEBISHI Corp.	2,500	29,056
Takeei Corp.	7,600	68,083
Takemoto Yohki Company, Ltd.	4,400	35,865
Takeuchi Manufacturing Company, Ltd.	16,600	245,460
Takihyo Company, Ltd.	1,600	26,715
Takisawa Machine Tool Company, Ltd.	2,600	29,480
Takuma Company, Ltd.	19,100	220,221
Tama Home Company, Ltd.	9,800	142,583
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Tamron Company, Ltd.	8,800	$181,326
Tamura Corp.	23,200	115,646
TANABE ENGINEERING Corp.	1,900	13,384
Tanabe Management Consulting Company, Ltd.	900	10,665
Tanseisha Company, Ltd. (B)	18,000	216,643
Taoka Chemical Company, Ltd.	500	26,985
Tateru, Inc. (A)(B)	5,700	8,888
Tatsuta Electric Wire & Cable Company, Ltd.	14,200	57,326
Tayca Corp.	5,800	101,951
Tazmo Company, Ltd.	2,100	18,412
TBK Company, Ltd.	6,000	20,826
TDC Soft, Inc.	6,600	44,769
Tear Corp.	4,900	28,999
TechMatrix Corp.	5,000	111,227
TECHNO ASSOCIE Company, Ltd.	1,000	11,915
TECHNO HORIZON HOLDINGS Company, Ltd.	2,700	9,735
Techno Medica Company, Ltd.	1,500	28,238
Techno Ryowa, Ltd.	3,800	27,974
Techno Smart Corp.	3,200	19,776
TechnoPro Holdings, Inc.	400	23,181
Tecnos Japan, Inc.	6,000	28,396
Teikoku Electric Manufacturing Company, Ltd.	9,200	96,385
Teikoku Sen-I Company, Ltd.	3,900	59,919
Teikoku Tsushin Kogyo Company, Ltd.	2,800	27,919
Tekken Corp.	4,500	113,757
Tenma Corp.	6,300	114,867
Tenox Corp.	2,100	16,048
Tenpos Holdings Company, Ltd. (B)	900	17,667
Teraoka Seisakusho Company, Ltd.	2,900	12,601
Terilogy Company, Ltd. (A)(B)	2,100	14,136
TESEC Corp.	1,400	12,280
T-Gaia Corp.	7,100	142,487
The 77 Bank, Ltd.	21,200	275,931
The Aichi Bank, Ltd.	3,200	102,164
The Akita Bank, Ltd.	6,100	109,069
The Aomori Bank, Ltd.	7,400	177,032
The Awa Bank, Ltd.	13,200	283,375
The Bank of Iwate, Ltd.	6,200	144,516
The Bank of Kochi, Ltd.	2,600	17,681
The Bank of Nagoya, Ltd.	4,800	141,938
The Bank of Okinawa, Ltd.	8,005	230,653
The Bank of Saga, Ltd.	5,700	73,554
The Bank of Toyama, Ltd.	500	11,054
The Chiba Kogyo Bank, Ltd.	21,800	58,206
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Japan (continued)
The Chugoku Bank, Ltd.	17,400	$145,221
The Chukyo Bank, Ltd.	4,600	93,475
The Daito Bank, Ltd.	2,800	14,196
The Ehime Bank, Ltd.	13,050	135,713
The First Bank of Toyama, Ltd.	10,500	26,959
The Fukui Bank, Ltd.	8,118	98,784
The Fukushima Bank, Ltd.	7,400	13,222
The Furukawa Battery Company, Ltd.	3,900	21,016
The Gunma Bank, Ltd.	15,200	49,427
The Hiroshima Bank, Ltd.	32,900	149,960
The Hokkoku Bank, Ltd.	8,200	187,918
The Hyakugo Bank, Ltd.	77,700	237,373
The Hyakujushi Bank, Ltd.	8,800	165,830
The Iyo Bank, Ltd.	27,300	130,104
The Japan Steel Works, Ltd.	23,300	413,968
The Japan Wool Textile Company, Ltd.	24,500	209,088
The Juroku Bank, Ltd.	10,600	213,467
The Keihin Company, Ltd.	1,000	11,179
The Keiyo Bank, Ltd.	37,300	213,548
The Kinki Sharyo Company, Ltd. (A)	1,200	13,363
The Kita-Nippon Bank, Ltd.	2,600	41,822
The Kiyo Bank, Ltd.	22,139	302,787
The Kosei Securities Company, Ltd.	1,900	9,950
The Michinoku Bank, Ltd.	6,400	94,227
The Miyazaki Bank, Ltd.	4,700	101,025
The Monogatari Corp.	2,700	245,846
The Musashino Bank, Ltd.	10,600	176,010
The Nagano Bank, Ltd.	3,900	57,631
The Nanto Bank, Ltd.	10,900	232,420
The Nippon Road Company, Ltd.	2,400	135,461
The Nisshin Oillio Group, Ltd.	9,500	294,808
The Ogaki Kyoritsu Bank, Ltd.	13,500	279,731
The Oita Bank, Ltd.	4,000	112,274
The Okinawa Electric Power Company, Inc.	14,900	226,346
The Pack Corp.	5,500	170,077
The San-In Godo Bank, Ltd.	53,100	303,438
The Shibusawa Warehouse Company, Ltd.	2,800	48,406
The Shiga Bank, Ltd.	15,700	342,381
The Shikoku Bank, Ltd.	13,300	114,914
The Shimane Bank, Ltd.	200	1,168
The Shimizu Bank, Ltd.	3,200	54,178
The Sumitomo Warehouse Company, Ltd.	21,776	287,794
The Taiko Bank, Ltd.	2,700	43,821
The Tochigi Bank, Ltd.	38,700	59,312
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
The Toho Bank, Ltd.	70,000	$159,251
The Tohoku Bank, Ltd.	2,600	22,672
The Torigoe Company, Ltd.	5,900	45,512
The Tottori Bank, Ltd.	2,500	32,169
The Towa Bank, Ltd.	14,100	93,064
The Yamagata Bank, Ltd.	9,700	131,323
The Yamanashi Chuo Bank, Ltd.	11,251	99,226
The Zenitaka Corp.	600	21,789
Tigers Polymer Corp.	3,800	18,593
TKC Corp.	4,800	206,147
Toa Corp. (Hyogo)	7,700	88,743
Toa Corp. (Tokyo)	5,800	70,042
Toa Oil Company, Ltd. (B)	3,200	63,646
TOA ROAD Corp.	1,100	30,931
Toabo Corp.	3,800	16,937
Toagosei Company, Ltd.	46,000	448,717
Toba, Inc.	800	21,097
Tobishima Corp.	7,820	82,191
TOC Company, Ltd.	15,600	117,925
Tocalo Company, Ltd.	24,300	181,956
Toda Corp.	6,300	34,993
Toda Kogyo Corp.	1,300	25,113
Toei Animation Company, Ltd.	2,700	120,857
Toei Company, Ltd.	1,200	172,803
Toell Company, Ltd.	3,900	24,917
Toenec Corp.	2,700	79,867
Togami Electric Manufacturing Company, Ltd.	600	9,009
Toho Acetylene Company, Ltd.	900	10,254
Toho Company, Ltd.	3,700	63,253
Toho Holdings Company, Ltd.	13,900	331,621
Toho Titanium Company, Ltd. (B)	12,800	89,922
Toho Zinc Company, Ltd.	5,500	95,592
Tohoku Steel Company, Ltd.	500	6,542
Tohokushinsha Film Corp.	3,700	20,296
Tohto Suisan Company, Ltd.	1,200	28,350
Tokai Corp.	6,200	132,706
TOKAI Holdings Corp.	29,900	276,615
Tokai Lease Company, Ltd.	300	4,594
Tokai Rika Company, Ltd.	17,700	278,995
Tokai Tokyo Financial Holdings, Inc.	78,700	202,693
Token Corp.	3,850	226,380
Tokushu Tokai Paper Company, Ltd.	3,500	119,005
Tokuyama Corp.	19,500	410,610
Tokyo Base Company, Ltd. (A)	3,800	31,889
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Japan (continued)
Tokyo Dome Corp.	32,300	$314,008
Tokyo Electron Device, Ltd.	3,000	54,804
Tokyo Energy & Systems, Inc.	8,800	70,922
Tokyo Individualized Educational Institute, Inc.	3,300	27,194
Tokyo Keiki, Inc.	4,200	34,961
Tokyo Kiraboshi Financial Group, Inc.	11,358	137,262
Tokyo Ohka Kogyo Company, Ltd.	17,500	590,052
Tokyo Rakutenchi Company, Ltd.	1,200	60,642
Tokyo Rope Manufacturing Company, Ltd.	5,700	48,071
Tokyo Sangyo Company, Ltd.	6,600	28,170
Tokyo Seimitsu Company, Ltd.	12,600	333,601
Tokyo Steel Manufacturing Company, Ltd.	38,500	298,272
Tokyo Tekko Company, Ltd.	3,500	37,549
Tokyo Theatres Company, Inc.	2,400	30,338
Tokyotokeiba Company, Ltd.	4,500	134,066
Tokyu Construction Company, Ltd.	28,400	195,733
Tokyu Recreation Company, Ltd.	800	37,532
Toli Corp.	14,000	31,863
Tomato Bank, Ltd.	2,100	19,955
Tomen Devices Corp.	400	8,505
Tomoe Corp.	7,600	25,150
Tomoe Engineering Company, Ltd.	3,700	82,539
Tomoegawa Company, Ltd.	400	2,969
Tomoku Company, Ltd.	3,400	47,301
TOMONY Holdings, Inc.	43,800	132,995
Tomy Company, Ltd.	27,900	290,539
Tonami Holdings Company, Ltd.	1,900	76,931
Topcon Corp.	32,700	377,215
Toppan Forms Company, Ltd.	17,900	159,440
Topre Corp.	12,800	198,638
Topy Industries, Ltd.	5,700	97,609
Torex Semiconductor, Ltd.	900	9,555
Toridoll Holdings Corp.	7,400	168,102
Torii Pharmaceutical Company, Ltd.	7,900	198,117
Torikizoku Company, Ltd.	1,400	27,961
Torishima Pump Manufacturing Company, Ltd.	4,800	46,674
Tosei Corp.	19,000	213,468
Toshiba Machine Company, Ltd. (B)	7,600	147,237
Toshiba Plant Systems & Services Corp.	10,800	175,281
Toshiba TEC Corp.	8,200	237,721
Tosho Company, Ltd.	5,300	133,186
Totech Corp.	1,400	26,100
Totetsu Kogyo Company, Ltd.	8,100	235,382
Totoku Electric Company, Ltd.	500	8,311
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Toukei Computer Company, Ltd.	1,100	$30,831
Tow Company, Ltd.	10,100	69,624
Towa Corp.	8,800	57,335
Towa Pharmaceutical Company, Ltd.	9,300	212,870
Toyo Construction Company, Ltd.	27,300	108,843
Toyo Corp.	8,200	80,046
Toyo Denki Seizo KK	3,100	43,982
Toyo Engineering Corp. (A)(B)	11,600	60,297
Toyo Gosei Company, Ltd.	1,400	24,806
Toyo Ink SC Holdings Company, Ltd.	15,200	314,441
Toyo Kanetsu KK	2,600	41,054
Toyo Logistics Company, Ltd.	6,100	16,774
Toyo Machinery & Metal Company, Ltd.	6,200	32,420
Toyo Securities Company, Ltd.	22,000	27,506
Toyo Tanso Company, Ltd.	6,900	126,075
Toyo Tire Corp.	22,200	270,950
Toyo Wharf & Warehouse Company, Ltd.	1,900	23,442
Toyobo Company, Ltd.	33,706	429,150
TPR Company, Ltd.	8,200	126,819
Trancom Company, Ltd.	2,200	117,138
Transaction Company, Ltd.	2,400	23,556
Tri Chemical Laboratories, Inc. (B)	2,800	138,871
Trinity Industrial Corp.	2,000	12,115
Trusco Nakayama Corp.	14,500	328,281
Trust Tech, Inc.	9,600	111,501
TS Tech Company, Ltd.	8,000	219,300
TSI Holdings Company, Ltd.	28,105	140,444
Tsubaki Nakashima Company, Ltd.	19,700	293,497
Tsubakimoto Chain Company	9,600	290,947
Tsubakimoto Kogyo Company, Ltd.	1,400	41,476
Tsudakoma Corp.	700	7,958
Tsugami Corp.	16,300	128,188
Tsukada Global Holdings, Inc.	4,800	26,204
Tsukishima Kikai Company, Ltd.	9,300	115,431
Tsukuba Bank, Ltd.	25,800	37,114
Tsukui Corp.	19,800	80,998
Tsumura & Company	1,000	27,406
Tsurumi Manufacturing Company, Ltd.	6,300	112,559
Tsutsumi Jewelry Company, Ltd.	2,500	45,778
Tsuzuki Denki Company, Ltd.	2,100	19,714
TV Asahi Holdings Corp.	6,100	96,391
Tv Tokyo Holdings Corp.	5,000	98,443
TYK Corp.	6,400	16,913
UACJ Corp.	12,671	184,685
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
Japan (continued)
Ube Industries, Ltd.	3,200	$61,155
Uchida Yoko Company, Ltd.	3,300	101,673
Uchiyama Holdings Company, Ltd.	3,300	14,741
Ueki Corp.	600	13,048
Ulvac, Inc.	21,400	868,830
UMC Electronics Company, Ltd.	3,000	21,325
Umenohana Company, Ltd.	1,300	30,888
Uniden Holdings Corp. (A)	2,000	32,460
UNIMAT Retirement Community Company, Ltd.	2,000	27,542
Union Tool Company	4,600	133,834
Unipres Corp.	14,800	229,839
United Arrows, Ltd.	6,900	207,524
United Super Markets Holdings, Inc. (B)	24,400	219,761
UNITED, Inc.	2,700	28,364
Unitika, Ltd. (A)	32,900	95,015
Unizo Holdings Company, Ltd.	8,800	355,947
Urbanet Corp. Company, Ltd.	3,800	13,300
Usen-Next Holdings Company, Ltd.	2,900	21,986
Ushio, Inc.	36,600	468,746
UT Group Company, Ltd.	11,300	206,873
Utoc Corp.	4,300	20,106
V Technology Company, Ltd.	2,800	139,035
Valor Holdings Company, Ltd.	13,100	219,909
Valqua, Ltd.	6,500	125,967
Value HR Company, Ltd.	800	22,599
ValueCommerce Company, Ltd.	7,700	124,719
V-Cube, Inc. (A)	2,400	10,133
Vector, Inc. (A)(B)	13,700	112,880
Vertex Corp.	1,440	18,095
VIA Holdings, Inc. (A)	4,700	28,882
Village Vanguard Company, Ltd.	1,400	13,507
VINX Corp.	1,300	15,031
Vision, Inc. (A)(B)	3,600	153,264
Visionary Holdings Company, Ltd. (A)	32,600	11,041
Vital KSK Holdings, Inc.	15,500	152,467
VT Holdings Company, Ltd.	31,000	131,299
Wacoal Holdings Corp.	14,800	344,872
Wacom Company, Ltd.	51,100	159,010
Waida Manufacturing Company, Ltd.	1,100	12,502
Wakachiku Construction Company, Ltd.	5,000	69,270
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	10,758
Wakita & Company, Ltd.	19,100	184,713
Warabeya Nichiyo Holdings Company, Ltd.	7,000	115,415
Waseda Academy Company, Ltd.	1,200	9,296
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Watahan & Company, Ltd. (B)	2,800	$59,342
WATAMI Company, Ltd.	7,100	95,052
Watts Company, Ltd.	5,600	32,455
WDB Holdings Company, Ltd.	2,900	64,074
Weathernews, Inc.	3,500	101,987
West Holdings Corp. (B)	5,100	58,274
Will Group, Inc.	5,700	43,415
WIN-Partners Company, Ltd.	4,900	48,938
Wood One Company, Ltd.	2,200	20,910
World Holdings Company, Ltd.	3,900	56,185
Wowow, Inc.	2,500	59,415
Xebio Holdings Company, Ltd.	9,800	103,955
YAC Holdings Company, Ltd.	2,200	12,524
Yachiyo Industry Company, Ltd.	2,500	13,258
Yagi & Company, Ltd.	800	11,848
Yahagi Construction Company, Ltd.	9,700	60,949
Yaizu Suisankagaku Industry Company, Ltd.	2,900	27,701
YAKUODO Holdings Company, Ltd.	5,800	133,473
YAMABIKO Corp.	18,300	177,271
YAMADA Consulting Group Company, Ltd. (B)	3,700	55,882
Yamaguchi Financial Group, Inc.	15,600	98,980
Yamaha Motor Robotics Holdings Company, Ltd. (A)	11,100	40,540
Yamaichi Electronics Company, Ltd.	6,700	70,018
YA-MAN, Ltd. (B)	13,000	96,303
Yamashina Corp.	24,800	15,169
Yamatane Corp.	2,900	34,753
Yamato Corp.	5,900	36,893
Yamato International, Inc.	5,700	21,953
Yamato Kogyo Company, Ltd.	11,200	273,579
Yamaura Corp.	1,600	12,785
Yamaya Corp.	1,000	21,171
Yamazawa Company, Ltd.	1,800	27,573
Yamazen Corp.	19,200	169,435
Yaoko Company, Ltd.	3,200	142,054
Yashima Denki Company, Ltd.	3,600	29,552
Yasuda Logistics Corp.	7,200	62,466
Yasunaga Corp.	2,700	31,288
Yellow Hat, Ltd.	12,000	179,995
Yodogawa Steel Works, Ltd.	7,365	123,398
Yokogawa Bridge Holdings Corp.	10,500	150,180
Yokohama Reito Company, Ltd.	17,300	167,563
Yokowo Company, Ltd.	5,300	133,430
Yomeishu Seizo Company, Ltd.	2,200	39,141
Yomiuri Land Company, Ltd.	1,100	46,885
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
Japan (continued)
Yondenko Corp.	1,600	$40,527
Yondoshi Holdings, Inc.	8,259	190,065
Yorozu Corp.	7,800	91,852
Yoshinoya Holdings Company, Ltd. (B)	6,900	145,930
Yossix Company, Ltd.	1,700	52,490
Yotai Refractories Company, Ltd.	5,000	24,827
Yuasa Funashoku Company, Ltd.	1,100	36,645
Yuasa Trading Company, Ltd.	5,800	159,636
Yuken Kogyo Company, Ltd.	1,200	18,014
Yume No Machi Souzou Iinkai Company, Ltd.	6,400	89,009
Yumeshin Holdings Company, Ltd. (B)	15,300	113,184
Yurtec Corp.	13,900	86,674
Yushiro Chemical Industry Company, Ltd.	2,800	34,030
Yutaka Giken Company, Ltd.	1,000	14,833
Zaoh Company, Ltd.	1,000	12,771
Zappallas, Inc. (A)	800	2,550
Zenrin Company, Ltd.	11,200	185,713
ZIGExN Company, Ltd.	16,200	90,364
Zojirushi Corp. (B)	17,600	214,926
Zuiko Corp.	1,100	33,215
Zuken, Inc.	4,800	81,010
Jersey, Channel Islands 0.2%		1,512,021
Atrium European Real Estate, Ltd. (A)	51,589	207,039
Centamin PLC	723,645	1,275,036
Sanne Group PLC	4,695	29,946
Jordan 0.0%		214,799
Hikma Pharmaceuticals PLC	8,727	214,799
Liechtenstein 0.1%		601,430
Liechtensteinische Landesbank AG	4,685	292,639
VP Bank AG	1,961	308,791
Luxembourg 0.3%		2,450,322
APERAM SA	16,772	406,371
Corestate Capital Holding SA (A)(B)	6,240	196,593
d'Amico International Shipping SA (A)	70,483	7,061
Grand City Properties SA	47,662	1,096,045
IVS Group SA	5,204	54,662
L'Occitane International SA	115,750	224,161
Stabilus SA	8,424	379,919
Sword Group	2,509	85,510
Macau 0.0%		107,412
Macau Legend Development, Ltd. (A)	887,000	107,412
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia 0.1%		$511,579
Lynas Corp., Ltd. (A)	318,009	511,579
Malta 0.1%		422,335
Kindred Group PLC	75,321	422,335
Monaco 0.1%		742,047
Endeavour Mining Corp. (A)	34,065	663,953
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,252	78,094
Mongolia 0.0%		17,109
Mongolian Mining Corp. (A)	149,050	17,109
Netherlands 3.0%		22,965,178
Aalberts NV	39,187	1,481,170
Accell Group NV	6,702	165,145
Altice Europe NV (A)	250,941	1,110,500
Altice Europe NV, Class B (A)	13,082	57,777
AMG Advanced Metallurgical Group NV (B)	9,104	202,528
Amsterdam Commodities NV	6,975	141,209
Arcadis NV (B)	35,886	679,224
Argenx SE (A)	14,555	1,906,109
ASM International NV	18,530	1,559,307
ASR Nederland NV	13,528	473,044
Basic-Fit NV (A)(D)	10,873	341,226
BE Semiconductor Industries NV	31,047	917,448
Beter Bed Holding NV (A)	4,223	8,526
Boskalis Westminster (B)	26,797	533,503
Brack Capital Properties NV (A)	790	75,433
Brunel International NV (B)	9,698	111,530
Corbion NV	20,567	584,153
Euronext NV (D)	20,778	1,631,142
Flow Traders (D)	13,324	357,713
ForFarmers NV	16,665	109,165
Fugro NV (A)(B)	27,979	198,007
Funcom NV (A)	18,595	25,815
GrandVision NV (D)	12,174	367,555
Heijmans NV (A)	10,798	96,188
Hunter Douglas NV	2,162	146,800
IMCD NV	19,247	1,350,585
Intertrust NV (D)	26,294	546,158
KAS Bank NV	4,965	68,804
Kendrion NV	4,375	81,348
Koninklijke BAM Groep NV	100,804	295,849
Koninklijke Vopak NV	20,509	978,307
Lucas Bols NV (D)	1,528	23,445
Nederland Apparatenfabriek	1,772	87,374
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
Netherlands (continued)
Nostrum Oil & Gas PLC (A)	6,246	$1,628
OCI NV (A)	13,277	291,311
Ordina NV	48,833	89,524
PostNL NV	158,846	316,630
SBM Offshore NV	73,325	1,229,724
Shop Apotheke Europe NV (A)(B)(D)	3,166	103,443
SIF Holding NV	1,808	23,912
Signify NV (D)	43,200	1,264,099
Sligro Food Group NV	7,562	213,537
Takeaway.com NV (A)(D)	13,433	1,283,003
TKH Group NV	14,105	676,611
TomTom NV (A)	27,336	333,262
Van Lanschot Kempen NV	6,706	141,960
Wessanen	22,809	284,447
New Zealand 0.6%		4,576,249
Abano Healthcare Group, Ltd.	1,804	4,556
Air New Zealand, Ltd.	93,269	168,372
Arvida Group, Ltd.	53,490	45,156
Briscoe Group, Ltd.	5,405	12,081
Chorus, Ltd.	102,876	326,577
Comvita, Ltd.	2,243	3,857
EBOS Group, Ltd.	529	7,904
Eroad, Ltd. (A)	5,969	10,890
Freightways, Ltd.	33,879	170,016
Genesis Energy, Ltd.	97,341	210,980
Gentrack Group, Ltd.	9,421	32,629
Hallenstein Glasson Holdings, Ltd.	18,758	65,071
Heartland Group Holdings, Ltd.	117,629	117,066
Infratil, Ltd.	191,480	549,148
Investore Property, Ltd.	59,071	71,478
Kathmandu Holdings, Ltd.	35,271	57,970
Mainfreight, Ltd.	16,582	429,906
Metlifecare, Ltd.	37,102	101,682
Metro Performance Glass, Ltd. (A)	22,396	4,163
NEW Zealand King Salmon Investments, Ltd.	10,031	13,579
NZME, Ltd.	72,696	21,551
NZX, Ltd.	63,699	50,571
Oceania Healthcare, Ltd.	91,295	59,214
Pacific Edge, Ltd. (A)	105,378	15,565
PGG Wrightson, Ltd.	1,878	2,794
Port of Tauranga, Ltd.	11,847	47,741
Pushpay Holdings, Ltd. (A)	34,850	66,823
Restaurant Brands New Zealand, Ltd. (A)	11,599	74,129
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand (continued)
Sanford, Ltd.	11,710	$49,413
Scales Corp., Ltd.	29,692	88,841
Serko, Ltd. (A)	6,476	18,171
Skellerup Holdings, Ltd.	44,514	62,516
SKY Network Television, Ltd.	109,970	76,152
SKYCITY Entertainment Group, Ltd.	192,820	464,234
Steel & Tube Holdings, Ltd.	21,933	11,881
Summerset Group Holdings, Ltd.	59,760	227,349
Synlait Milk, Ltd. (A)	17,940	105,613
The New Zealand Refining Company, Ltd.	43,399	56,051
The Warehouse Group, Ltd.	25,288	35,366
Tourism Holdings, Ltd.	29,857	70,670
TOWER, Ltd. (A)	76,655	36,227
Trustpower, Ltd.	10,579	51,646
Turners Automotive Group, Ltd.	6,890	10,066
Vista Group International, Ltd.	33,837	86,102
Z Energy, Ltd.	96,265	384,482
Norway 0.9%		6,688,114
ABG Sundal Collier Holding ASA (A)	136,334	48,870
AF Gruppen ASA	6,710	134,673
Akastor ASA (A)	61,659	76,715
Aker Solutions ASA (A)	60,118	179,116
American Shipping Company ASA (A)	18,608	71,186
Archer, Ltd. (A)	30,245	13,749
Atea ASA (A)	30,881	394,354
Austevoll Seafood ASA	1,894	19,437
Avance Gas Holding, Ltd. (A)(D)	16,253	57,148
Axactor SE (A)	68,461	120,835
B2Holding ASA (B)	89,745	71,690
Bonheur ASA	9,368	194,294
Borregaard ASA	42,490	425,057
BW Offshore, Ltd. (A)	31,002	200,463
Data Respons ASA	18,023	64,226
DNO ASA	213,376	281,125
DOF ASA (A)	46,244	13,200
Europris ASA (D)	79,891	219,348
FLEX LNG, Ltd. (A)	15,744	154,704
Frontline, Ltd. (A)	33,077	282,982
Grieg Seafood ASA	17,675	216,775
Hexagon Composites ASA (A)	32,197	92,907
Hoegh LNG Holdings, Ltd.	26,956	94,863
IDEX ASA (A)	60,820	14,319
Itera ASA	21,736	19,104
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

	Shares	Value
Norway (continued)
Kongsberg Gruppen ASA	1,560	$20,410
Kvaerner ASA	47,283	61,278
Magnora ASA	7,650	5,159
NEL ASA (A)(B)	326,953	242,245
Nordic Nanovector ASA (A)(B)	21,058	61,334
Nordic Semiconductor ASA (A)	44,167	199,562
Norway Royal Salmon ASA	3,734	76,332
Norwegian Air Shuttle ASA (A)	18,765	74,844
Norwegian Finans Holding ASA (A)	28,045	216,884
Norwegian Property ASA	13,155	17,676
Ocean Yield ASA	24,143	134,734
Odfjell Drilling, Ltd. (A)	28,182	77,895
Odfjell SE, A Shares (A)	7,780	20,971
Olav Thon Eiendomsselskap ASA	4,520	70,582
Otello Corp. ASA (A)	46,949	83,383
Panoro Energy ASA (A)	22,362	42,248
PGS ASA (A)	105,446	125,577
PhotoCure ASA (A)	3,308	19,551
Prosafe SE (A)	16,864	17,739
Protector Forsikring ASA (A)	28,159	137,609
Q-Free ASA (A)	14,930	10,461
Sbanken ASA (D)	28,781	198,837
Scatec Solar ASA (D)	32,290	374,388
Selvaag Bolig ASA	20,891	115,223
Solon Eiendom ASA	6,054	24,137
TGS NOPEC Geophysical Company ASA	4,761	114,476
Treasure ASA	15,273	22,812
Veidekke ASA	46,827	484,097
Wallenius Wilhelmsen ASA	36,026	79,110
Wilh Wilhelmsen Holding ASA, Class A	3,793	55,136
XXL ASA (A)(B)(D)	16,845	42,284
Peru 0.1%		455,995
Hochschild Mining PLC	171,336	455,995
Philippines 0.0%		12,872
Del Monte Pacific, Ltd.	136,300	12,872
Portugal 0.4%		3,179,104
Altri SGPS SA	29,748	188,088
Banco Comercial Portugues SA	3,603,145	764,748
CTT-Correios de Portugal SA	62,213	128,489
Mota-Engil SGPS SA	41,339	86,112
NOS SGPS SA	109,940	645,554
Novabase SGPS SA	2,054	6,562
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA	176,773	$495,547
Semapa-Sociedade de Investimento & Gestao	12,183	161,442
Sonae Capital SGPS SA	38,685	26,341
Sonae SGPS SA	382,234	346,887
The Navigator Company SA	97,510	329,334
Russia 0.1%		696,932
Highland Gold Mining, Ltd.	192,446	539,167
Petropavlovsk PLC (A)	1,298,348	157,765
Singapore 1.1%		8,464,680
Accordia Golf Trust	278,200	106,141
AEM Holdings, Ltd.	69,000	52,432
Amara Holdings, Ltd.	80,000	26,839
Ascendas India Trust	287,200	295,714
Avarga, Ltd.	74,200	10,147
Baker Technology, Ltd.	20,200	5,668
Banyan Tree Holdings, Ltd.	78,000	25,840
Best World International, Ltd. (C)	84,600	82,908
Bonvests Holdings, Ltd.	36,400	32,814
Boustead Projects, Ltd.	28,557	19,334
Boustead Singapore, Ltd.	92,989	47,860
BreadTalk Group, Ltd.	52,000	25,449
Bukit Sembawang Estates, Ltd.	52,200	190,517
BW LPG, Ltd. (A)(D)	38,538	189,703
Centurion Corp., Ltd.	85,000	24,770
China Aviation Oil Singapore Corp., Ltd.	112,100	92,706
China Sunsine Chemical Holdings, Ltd.	44,800	33,190
Chip Eng Seng Corp., Ltd.	127,300	57,311
Chuan Hup Holdings, Ltd.	109,000	20,779
CITIC Envirotech, Ltd.	343,300	75,272
COSCO Shipping International Singapore Company, Ltd. (A)	390,100	77,110
Creative Technology, Ltd. (A)	11,500	22,897
CSE Global, Ltd.	136,600	43,243
CW Group Holdings, Ltd. (A)(C)	135,000	3,182
Dasin Retail Trust	31,000	19,103
Delfi, Ltd.	46,000	39,696
Dyna-Mac Holdings, Ltd. (A)	135,000	9,112
Elec & Eltek International Company, Ltd.	5,000	7,316
Ezion Holdings, Ltd. (A)(C)	1,126,020	34,890
Ezra Holdings, Ltd. (A)(C)	438,996	870
Far East Orchard, Ltd.	58,394	49,200
First Resources, Ltd.	139,500	148,520
Food Empire Holdings, Ltd.	43,800	16,082
Fragrance Group, Ltd.	200,000	18,427
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	81

	Shares	Value
Singapore (continued)
Fraser and Neave, Ltd.	27,900	$34,365
Frasers Property, Ltd.	8,300	10,464
Frencken Group, Ltd.	86,400	39,693
Fu Yu Corp., Ltd.	142,200	22,012
Gallant Venture, Ltd. (A)	264,000	22,102
Geo Energy Resources, Ltd.	105,900	11,205
GK Goh Holdings, Ltd.	21,000	12,180
GL, Ltd.	159,200	87,269
Golden Agri-Resources, Ltd.	1,784,400	340,167
Golden Energy & Resources, Ltd.	67,800	8,832
GSH Corp., Ltd. (A)	51,600	15,229
GuocoLand, Ltd.	87,600	124,142
Halcyon Agri Corp., Ltd. (A)	88,757	29,414
Haw Par Corp., Ltd.	39,200	383,202
Health Management International, Ltd.	96,714	50,436
Hiap Hoe, Ltd.	38,000	21,770
Hi-P International, Ltd.	48,100	38,269
Ho Bee Land, Ltd.	58,600	97,088
Hong Fok Corp., Ltd.	123,036	74,856
Hong Leong Asia, Ltd. (A)	92,000	37,103
Hong Leong Finance, Ltd.	45,000	83,588
Hotel Grand Central, Ltd.	47,475	43,701
Hwa Hong Corp., Ltd.	55,000	11,533
Hyflux, Ltd. (A)(B)	154,800	1,548
iFAST Corp., Ltd.	38,400	28,465
IGG, Inc.	378,000	255,545
Indofood Agri Resources, Ltd.	58,100	13,609
Japfa, Ltd.	153,200	51,245
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	6,234	132,037
Keppel Infrastructure Trust	934,455	346,685
KSH Holdings, Ltd.	32,400	10,361
Lian Beng Group, Ltd.	83,500	30,110
Low Keng Huat Singapore, Ltd.	64,000	21,217
Lum Chang Holdings, Ltd.	41,200	10,100
Metro Holdings, Ltd.	127,600	86,319
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,283
mm2 Asia, Ltd. (A)	181,400	24,543
Nera Telecommunications, Ltd.	47,200	9,350
NetLink NBN Trust	295,800	189,555
NSL, Ltd.	29,000	20,647
OM Holdings, Ltd.	69,157	28,351
OUE, Ltd.	103,900	108,487
Oxley Holdings, Ltd.	291,626	63,940
82	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Pacc Offshore Services Holdings, Ltd. (A)	78,100	$7,267
Pacific Century Regional Developments, Ltd.	52,900	12,951
Pan-United Corp., Ltd.	68,750	15,108
Penguin International, Ltd.	41,333	15,333
Perennial Real Estate Holdings, Ltd.	40,800	16,007
Q&M Dental Group Singapore, Ltd.	48,100	16,616
QAF, Ltd.	59,334	30,297
Raffles Education Corp., Ltd. (A)	279,802	14,348
Raffles Medical Group, Ltd.	257,754	181,963
RHT Health Trust	106,100	1,450
Riverstone Holdings, Ltd.	93,700	65,078
Roxy-Pacific Holdings, Ltd.	95,550	26,488
SBS Transit, Ltd.	24,200	71,278
Sembcorp Industries, Ltd.	16,600	24,721
Sembcorp Marine, Ltd. (A)	244,900	200,613
Sheng Siong Group, Ltd.	130,600	110,963
SHS Holdings, Ltd. (A)	84,000	10,343
SIA Engineering Company, Ltd.	115,800	202,597
SIIC Environment Holdings, Ltd.	244,680	38,803
Sinarmas Land, Ltd.	300,000	48,458
Sing Holdings, Ltd.	79,000	21,963
Sing Investments & Finance, Ltd.	28,600	29,044
Singapore Post, Ltd.	448,100	296,707
Singapore Press Holdings, Ltd.	309,200	443,035
Singapore Reinsurance Corp., Ltd.	47,000	9,643
Singapore Shipping Corp., Ltd.	83,800	17,185
Stamford Land Corp., Ltd.	142,600	48,758
StarHub, Ltd.	195,500	185,851
Straits Trading Company, Ltd.	14,200	21,667
Sunningdale Tech, Ltd.	50,360	44,983
Swiber Holdings, Ltd. (A)(C)	128,250	6,044
The Hour Glass, Ltd.	68,900	39,212
Thomson Medical Group, Ltd. (A)	251,400	10,308
Tuan Sing Holdings, Ltd.	160,475	37,487
UMS Holdings, Ltd.	115,450	49,689
United Engineers, Ltd.	101,100	187,912
United Industrial Corp., Ltd.	22,000	45,154
United Overseas Insurance, Ltd.	2,400	12,046
UOB-Kay Hian Holdings, Ltd.	123,529	105,799
Venture Corp., Ltd.	34,800	379,247
Vicom, Ltd.	6,500	33,481
Wee Hur Holdings, Ltd.	102,000	15,421
Wing Tai Holdings, Ltd.	133,517	197,990
XP Power, Ltd.	4,540	126,673
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	83

	Shares	Value
Singapore (continued)
Yeo Hiap Seng, Ltd.	8,834	$5,590
Yongnam Holdings, Ltd. (A)	147,375	18,050
South Africa 0.0%		159,529
Caledonia Mining Corp. PLC	100	702
Mediclinic International PLC	31,875	131,764
Petra Diamonds, Ltd. (A)	277,924	27,063
Spain 2.0%		15,395,218
Acciona SA	9,302	999,174
Acerinox SA (A)	60,705	503,271
Alantra Partners SA	6,267	97,992
Almirall SA	21,066	401,548
Amper SA (A)(B)	307,165	89,860
Applus Services SA	44,727	595,166
Atresmedia Corp. de Medios de Comunicacion SA (B)	33,653	124,029
Azkoyen SA	4,660	35,324
Bolsas y Mercados Espanoles SHMSF SA	27,915	721,820
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cellnex Telecom SA (A)(D)	40,694	1,630,786
Cia de Distribucion Integral Logista Holdings SA	12,428	244,117
CIE Automotive SA	23,556	546,794
Construcciones y Auxiliar de Ferrocarriles SA	7,446	323,262
Deoleo SA (A)(B)	96,330	6,567
Ebro Foods SA	24,671	514,396
eDreams ODIGEO SA (A)	22,487	94,559
Elecnor SA	9,042	108,880
Enagas SA	25,770	561,090
Ence Energia y Celulosa SA	57,514	225,886
Ercros SA	32,244	60,864
Euskaltel SA (D)	31,968	268,811
Faes Farma SA	113,533	597,088
Fluidra SA (A)	18,385	223,786
Fomento de Construcciones y Contratas SA	15,047	187,305
Global Dominion Access SA (A)(D)	37,005	161,088
Grupo Catalana Occidente SA	14,093	473,702
Grupo Empresarial San Jose SA (A)	8,498	73,756
Grupo Ezentis SA (A)(B)	65,836	34,948
Iberpapel Gestion SA	2,945	87,099
Indra Sistemas SA (A)	41,633	328,107
Laboratorios Farmaceuticos Rovi SA	4,533	112,248
Liberbank SA	591,332	205,962
Masmovil Ibercom SA (A)	20,259	414,450
Mediaset Espana Comunicacion SA	48,282	305,535
Melia Hotels International SA	36,836	303,892
84	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Spain (continued)
Miquel y Costas & Miquel SA	6,049	$102,273
Obrascon Huarte Lain SA (A)(B)	48,890	58,523
Parques Reunidos Servicios Centrales SAU (D)	2,527	38,179
Pharma Mar SA (A)	62,310	137,527
Prim SA	3,271	39,562
Promotora de Informaciones SA, Class A (A)	66,046	92,208
Prosegur Cia de Seguridad SA	86,902	320,134
Quabit Inmobiliaria SA (A)	29,207	27,325
Realia Business SA (A)	115,998	119,726
Renta 4 Banco SA	1,156	8,388
Sacyr SA	162,042	403,351
Solaria Energia y Medio Ambiente SA (A)(B)	23,469	139,477
Talgo SA (A)(D)	34,926	183,230
Tecnicas Reunidas SA (A)	8,641	216,831
Tubacex SA	44,159	131,668
Unicaja Banco SA (D)	18,840	13,880
Vidrala SA	6,655	582,987
Viscofan SA	14,942	697,149
Vocento SA	21,446	29,983
Zardoya Otis SA	56,553	389,655
Sweden 3.4%		25,675,610
AcadeMedia AB (A)(D)	27,796	136,991
AddLife AB, B Shares	6,838	197,448
AddNode Group AB	7,725	115,838
AddTech AB, B Shares	27,918	762,289
AF POYRY AB	25,582	577,414
Ahlstrom-Munksjo OYJ	10,265	162,339
Alimak Group AB (D)	20,227	254,246
Arjo AB, B Shares	110,033	441,332
Atrium Ljungberg AB, B Shares	17,525	360,721
Attendo AB (D)	26,723	117,175
Avanza Bank Holding AB	42,080	335,941
BE Group AB	1,076	4,558
Beijer Alma AB	14,313	172,269
Beijer Electronics Group AB	12,550	56,000
Beijer Ref AB	20,430	458,416
Bergman & Beving AB	10,573	97,481
Besqab AB	982	13,606
Betsson AB (A)	57,085	276,017
Bilia AB, A Shares	38,265	317,916
BillerudKorsnas AB	24,977	276,944
BioGaia AB, B Shares	8,543	369,390
Biotage AB	26,849	280,098
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	85

	Shares	Value
Sweden (continued)
Bjorn Borg AB (A)	6,665	$14,727
Bonava AB	1,278	14,369
Bonava AB, B Shares	32,907	369,439
Bravida Holding AB (D)	67,607	566,380
Bufab AB	16,884	171,253
Bulten AB	5,708	35,778
Bure Equity AB	25,747	396,991
Byggmax Group AB (A)(B)	22,742	70,181
Catena AB	11,646	434,976
Clas Ohlson AB, B Shares	9,715	95,088
Cloetta AB, B Shares	97,061	289,429
Collector AB (A)	4,116	21,607
Coor Service Management Holding AB (D)	15,290	119,298
Corem Property Group AB, B Shares	46,654	105,037
Dios Fastigheter AB	50,885	456,380
Dometic Group AB (D)	64,710	528,298
Doro AB (A)	6,824	22,843
Duni AB	16,835	190,206
Dustin Group AB (D)	31,182	257,577
Eastnine AB	9,541	105,975
Elanders AB, B Shares	2,728	22,219
Eltel AB (A)(D)	12,277	25,965
Enea AB (A)	6,244	88,021
eWork Group AB	1,387	9,945
Fagerhult AB	18,978	104,027
FastPartner AB	7,767	67,105
Fingerprint Cards AB, B Shares (A)(B)	82,439	144,466
GHP Specialty Care AB	12,106	18,565
Granges AB	42,791	388,334
Gunnebo AB	18,079	40,987
Haldex AB	13,702	71,376
Heba Fastighets AB	6,182	53,016
Hembla AB (A)	15,677	314,270
Hemfosa Fastigheter AB	56,126	566,574
HIQ International AB (A)	10,163	49,187
HMS Networks AB	12,525	196,671
Hoist Finance AB (A)(D)	15,266	88,879
Humana AB	17,267	85,143
Inwido AB	33,586	184,257
ITAB Shop Concept AB, Class B (A)	7,377	18,144
JM AB	30,764	768,734
KappAhl AB	17,702	35,867
Klovern AB, B Shares	219,610	396,973
KNOW IT AB	10,308	188,139
86	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Kungsleden AB	92,884	$859,857
Lagercrantz Group AB, B Shares	29,001	371,100
Lindab International AB	48,318	466,789
Loomis AB, B Shares	19,468	660,021
Medivir AB, B Shares (A)	6,375	15,725
Mekonomen AB (A)	11,774	94,183
Momentum Group AB, Class B	10,018	119,689
MQ Holding AB (A)	22,410	5,377
Mycronic AB	28,561	348,908
Nederman Holding AB	5,899	71,496
Net Insight AB, B Shares (A)	29,909	5,003
NetEnt AB (A)	111,141	272,293
New Wave Group AB, B Shares	26,607	155,136
Nobia AB	50,919	299,897
Nobina AB (D)	44,852	253,258
Nolato AB, B Shares	7,115	381,346
Nordic Entertainment Group AB, B Shares	1,778	43,279
Nordic Waterproofing Holding AS (D)	11,956	97,167
NP3 Fastigheter AB	11,518	111,319
Nyfosa AB (A)	100,178	672,639
OEM International AB, B Shares	6,311	146,145
Opus Group AB	83,014	42,902
Peab AB	64,820	531,842
Platzer Fastigheter Holding AB, Series B	19,635	184,052
Pricer AB, B Shares	44,707	56,101
Proact IT Group AB	4,393	70,998
Qliro Group AB (A)	41,364	42,504
Ratos AB, B Shares	76,426	168,990
RaySearch Laboratories AB (A)	8,041	139,926
Recipharm AB, B Shares	29,258	360,141
Resurs Holding AB (D)	53,512	304,137
Rottneros AB	39,993	40,352
Sagax AB, B Shares	24,458	279,140
SAS AB (A)	188,341	258,414
Scandi Standard AB	24,884	187,414
Scandic Hotels Group AB (D)	31,349	242,449
Sectra AB, B Shares (A)	7,562	292,253
Semcon AB	4,746	23,534
Sensys Gatso Group AB (A)	223,958	31,442
Sintercast AB	764	10,692
SkiStar AB	18,917	223,760
Sweco AB, B Shares	11,449	299,323
Systemair AB	5,179	64,608
The Thule Group AB (D)	40,137	797,570
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	87

	Shares	Value
Sweden (continued)
Troax Group AB	16,524	$166,426
VBG Group AB, B Shares	2,009	29,002
Vitrolife AB	21,618	374,401
Wihlborgs Fastigheter AB	63,668	1,025,485
Switzerland 5.1%		38,824,383
Allreal Holding AG (A)	7,693	1,474,128
ALSO Holding AG (A)	2,624	374,578
APG SGA SA	610	161,051
Arbonia AG (A)	17,476	193,303
Aryzta AG (A)	194,608	157,866
Ascom Holding AG	13,448	137,310
Autoneum Holding AG (B)	758	83,414
Bachem Holding AG, Class B	101	14,748
Banque Cantonale de Geneve	621	124,216
Banque Cantonale Vaudoise	411	316,401
Belimo Holding AG	163	824,085
Bell Food Group AG (A)	1,008	253,151
Bellevue Group AG	4,031	85,884
Berner Kantonalbank AG	1,839	401,622
BFW Liegenschaften AG (A)	1,197	52,897
BKW AG	8,564	559,400
Bobst Group SA (B)	5,055	246,122
Bossard Holding AG, Class A	2,614	358,786
Bucher Industries AG	2,886	855,486
Burckhardt Compression Holding AG	438	103,531
Burkhalter Holding AG	1,978	156,366
Calida Holding AG (A)	2,395	67,319
Carlo Gavazzi Holding AG	168	44,048
Cavotec SA (A)	8,496	11,266
Cembra Money Bank AG	12,088	1,229,972
Cham Group AG (A)	47	20,255
Cicor Technologies, Ltd. (A)	495	21,472
Cie Financiere Tradition SA	559	58,055
Clariant AG (A)	11,147	205,901
Coltene Holding AG (A)	1,519	114,823
Conzzeta AG	410	332,993
Daetwyler Holding AG	2,900	453,356
DKSH Holding AG	4,933	241,031
dormakaba Holding AG (A)	1,361	919,777
Dottikon Es Holding AG (A)	20	9,546
Dufry AG (A)	8,037	653,472
EDAG Engineering Group AG (A)	3,415	39,416
EFG International AG (A)	44,297	270,872
88	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Emmi AG	903	$730,290
Energiedienst Holding AG	1,466	45,276
Evolva Holding SA (A)	222,970	44,313
Feintool International Holding AG (A)	656	36,199
Fenix Outdoor International AG	1,803	169,280
Ferrexpo PLC	125,786	309,288
Flughafen Zurich AG	5,075	933,020
Forbo Holding AG	411	599,935
GAM Holding AG (A)	63,980	249,354
Georg Fischer AG	1,763	1,449,090
Gurit Holding AG	135	154,910
Helvetia Holding AG	10,420	1,362,039
Hiag Immobilien Holding AG	1,911	228,944
Highlight Communications AG (A)	4,309	19,375
HOCHDORF Holding AG (A)	291	18,497
Huber & Suhner AG	4,421	284,158
Hypothekarbank Lenzburg AG	12	54,630
Implenia AG	4,773	163,615
Inficon Holding AG	851	535,092
Interroll Holding AG	301	558,904
Intershop Holding AG	683	367,474
Investis Holding SA (A)	864	62,482
IWG PLC	285,475	1,450,262
Jungfraubahn Holding AG	1,463	232,751
Kardex AG	2,905	407,670
Komax Holding AG (B)	1,399	265,738
Kongsberg Automotive ASA (A)	102,136	63,855
Kudelski SA (A)	14,739	90,149
Lastminute.com NV (A)	1,444	47,493
LEM Holding SA	187	238,257
Logitech International SA	22,760	926,717
Luzerner Kantonalbank AG	1,235	532,023
Meier Tobler Group AG (A)	876	13,843
Metall Zug AG, B Shares	81	164,908
Mikron Holding AG (A)	1,454	10,511
Mobilezone Holding AG (A)	15,251	152,092
Mobimo Holding AG (A)	3,961	1,119,090
OC Oerlikon Corp. AG	93,991	874,548
Orascom Development Holding AG (A)	6,368	96,430
Orell Fuessli Holding AG	223	20,475
Orior AG (A)	1,961	168,139
Phoenix Mecano AG	213	85,307
Plazza AG, Class A	560	143,704
PSP Swiss Property AG	18,145	2,415,163
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	89

	Shares	Value
Switzerland (continued)
Rieter Holding AG	943	$126,469
Romande Energie Holding SA	108	134,273
Schaffner Holding AG (A)	165	32,594
Schmolz + Bickenbach AG (A)	169,530	49,853
Schweiter Technologies AG	484	452,428
SFS Group AG	4,416	323,619
Siegfried Holding AG (A)	1,359	561,169
St. Galler Kantonalbank AG, Class A	949	421,634
Sulzer AG	8,689	827,285
Sunrise Communications Group AG (A)(D)	14,328	1,082,490
Swiss Prime Site AG (A)	2,104	209,940
Swissquote Group Holding SA	2,821	117,664
Tamedia AG	974	99,721
Thurgauer Kantonalbank	384	42,145
Tornos Holding AG (A)	3,182	21,906
u-blox Holding AG (A)	2,048	133,711
Valiant Holding AG	5,508	574,690
Valora Holding AG (A)	1,841	520,907
VAT Group AG (A)(D)	11,867	1,431,055
Vaudoise Assurances Holding SA	381	198,591
Vetropack Holding AG	89	219,947
Von Roll Holding AG (A)	24,922	22,457
Vontobel Holding AG	9,757	511,272
VZ Holding AG	1,020	299,698
Walliser Kantonalbank	566	65,493
Warteck Invest AG (A)	61	121,140
Ypsomed Holding AG (A)	1,158	151,565
Zehnder Group AG	3,829	140,277
Zug Estates Holding AG, B Shares (A)	69	134,597
Zuger Kantonalbank AG	44	272,584
Turkey 0.0%		15,545
Global Ports Holding PLC (D)	4,112	15,545
United Arab Emirates 0.0%		48,288
Gulf Marine Services PLC (A)	65,616	6,128
Lamprell PLC (A)	68,445	42,160
United Kingdom 15.6%		117,900,873
4imprint Group PLC	5,331	180,564
A.G. Barr PLC	56,335	408,553
AA PLC	324,973	221,072
Acacia Mining PLC (A)	105,498	341,373
Afren PLC (A)(C)	310,484	0
Aggreko PLC	117,234	1,094,121
90	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Air Partner PLC	6,000	$5,978
Alliance Pharma PLC	57,090	45,718
Amerisur Resources PLC (A)(B)	537,763	121,463
Anglo Pacific Group PLC	63,590	145,180
Anglo-Eastern Plantations PLC	3,980	22,452
Arrow Global Group PLC (B)	69,821	167,231
Ascential PLC (D)	3,337	15,411
Ashmore Group PLC	108,235	596,289
ASOS PLC (A)	1,263	36,645
AVEVA Group PLC	2,091	94,337
Avon Rubber PLC	14,704	319,343
B&M European Value Retail SA	286,616	1,251,363
Babcock International Group PLC	121,847	745,009
Balfour Beatty PLC	268,665	706,075
BBA Aviation PLC	472,668	1,849,670
BCA Marketplace PLC	195,331	575,056
Beazley PLC	154,594	1,073,182
Begbies Traynor Group PLC	24,310	23,878
Bellway PLC	49,183	1,740,406
Biffa PLC (D)	33,324	80,813
Bloomsbury Publishing PLC	42,391	121,453
Bodycote PLC	76,738	670,669
boohoo Group PLC (A)	295,010	870,555
Bovis Homes Group PLC	57,264	717,332
Braemar Shipping Services PLC	7,806	19,134
Brewin Dolphin Holdings PLC	139,934	520,024
Britvic PLC	102,845	1,087,891
Cairn Energy PLC (A)	366,446	745,761
Camellia PLC	87	10,321
Capita PLC (A)	55,643	85,233
Capital & Counties Properties PLC	314,995	786,767
Card Factory PLC	181,564	341,921
CareTech Holdings PLC	19,375	86,418
Carillion PLC (A)(C)	114,263	13,333
Carpetright PLC (A)	29,312	4,834
Carr's Group PLC	15,261	25,262
Castings PLC	8,508	39,649
Centaur Media PLC	19,732	9,599
Central Asia Metals PLC	10,154	23,410
Charles Stanley Group PLC	5,789	18,444
Charles Taylor PLC	18,710	50,758
Chemring Group PLC	109,775	238,067
Chesnara PLC	50,220	172,599
Cineworld Group PLC	218,557	583,283
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	91

	Shares	Value
United Kingdom (continued)
Circassia Pharmaceuticals PLC (A)	16,959	$3,852
City of London Investment Group PLC	4,643	23,068
Clarkson PLC	10,628	297,877
Clipper Logistics PLC	21,784	58,078
Close Brothers Group PLC	61,911	973,310
CLS Holdings PLC	73,678	215,698
CMC Markets PLC (D)	42,777	49,342
Cobham PLC (A)	1,094,395	2,156,014
Computacenter PLC	49,299	801,068
Concentric AB	19,511	225,615
Connect Group PLC (A)	74,451	33,747
Consort Medical PLC	15,431	146,680
ConvaTec Group PLC (D)	342,732	727,998
Costain Group PLC	45,591	83,484
Countryside Properties PLC (D)	179,569	656,297
Countrywide PLC (A)	45,753	2,502
Cranswick PLC	21,193	712,911
Crest Nicholson Holdings PLC	121,051	510,816
CYBG PLC	258,771	446,684
Daejan Holdings PLC	2,744	174,223
Daily Mail & General Trust PLC, Class A	69,998	689,721
Dart Group PLC	31,645	289,907
De La Rue PLC	55,608	145,009
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	83,807	197,788
DFS Furniture PLC	36,214	95,689
Dialight PLC (A)	10,395	44,754
Dialog Semiconductor PLC (A)	32,335	1,531,805
Dignity PLC	16,385	93,656
Diploma PLC	46,520	899,379
DiscoverIE Group PLC	27,928	146,647
Dixons Carphone PLC	271,852	356,183
Domino's Pizza Group PLC	246,040	720,050
Drax Group PLC	190,576	626,846
Dunelm Group PLC	39,411	420,553
EI Group PLC (A)	250,859	857,514
EKF Diagnostics Holdings PLC (A)	106,847	39,051
Eland Oil & Gas PLC (A)	17,700	26,459
Electrocomponents PLC	181,178	1,284,182
Elementis PLC	269,119	492,258
EMIS Group PLC	25,594	345,985
EnQuest PLC (A)	570,177	128,616
Equiniti Group PLC (D)	187,898	469,267
Essentra PLC	167,226	819,087
92	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Euromoney Institutional Investor PLC	44,908	$745,297
FDM Group Holdings PLC	28,795	265,305
Fevertree Drinks PLC	25,989	718,636
Firstgroup PLC (A)	723,921	1,146,042
Forterra PLC (D)	79,527	257,608
Foxtons Group PLC (A)	83,664	51,131
Frontier Developments PLC (A)	1,571	19,876
Fuller Smith & Turner PLC, Class A	9,499	134,272
Future PLC	6,254	90,319
G4S PLC	660,153	1,399,481
Galliford Try PLC	41,061	293,250
Games Workshop Group PLC	15,510	828,321
Gamma Communications PLC	5,324	67,424
Gem Diamonds, Ltd. (A)	43,118	36,059
Genel Energy PLC	66,947	146,130
Genus PLC	3,023	96,877
GoCo Group PLC	109,854	100,961
Gooch & Housego PLC	1,549	19,432
Goodwin PLC	801	33,661
Grainger PLC	203,585	605,476
Greene King PLC	182,407	1,870,750
Greggs PLC	40,801	1,050,612
Gulf Keystone Petroleum, Ltd.	118,524	343,358
H&T Group PLC	64	288
Halfords Group PLC	68,278	150,164
Hastings Group Holdings PLC (D)	124,620	278,160
Hays PLC	576,226	983,553
Headlam Group PLC	32,304	163,686
Helical PLC	52,047	223,543
Henry Boot PLC	21,120	62,919
Hill & Smith Holdings PLC	35,258	494,161
Hilton Food Group PLC	10,489	124,266
Hollywood Bowl Group PLC	14,180	38,281
HomeServe PLC	106,103	1,482,892
Horizon Discovery Group PLC (A)	36,629	62,995
Howden Joinery Group PLC	254,072	1,666,766
Hunting PLC	55,986	311,757
Huntsworth PLC	104,978	115,020
Hurricane Energy PLC (A)	219,588	117,412
Ibstock PLC (D)	217,402	568,103
IG Group Holdings PLC	133,746	880,836
IGas Energy PLC (A)	10,408	6,402
IMI PLC	106,791	1,309,606
Inchcape PLC	188,796	1,330,717
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	93

	Shares	Value
United Kingdom (continued)
Indivior PLC (A)	184,508	$135,656
Inmarsat PLC	91,301	672,244
Intermediate Capital Group PLC	115,806	1,890,990
International Personal Finance PLC	87,190	93,611
iomart Group PLC	15,220	59,742
IP Group PLC (A)	136,922	94,902
ITE Group PLC	356,588	311,688
ITM Power PLC (A)	46,106	20,367
J.D. Wetherspoon PLC	33,496	644,580
James Fisher & Sons PLC	18,699	452,653
James Halstead PLC	1,989	11,611
JD Sports Fashion PLC	111,051	836,994
John Laing Group PLC (D)	213,636	922,093
John Menzies PLC	26,768	129,412
John Wood Group PLC	149,521	688,795
Johnson Service Group PLC	53,472	107,606
Joules Group PLC	1,304	4,086
JPJ Group PLC (A)	29,307	234,752
Jupiter Fund Management PLC	182,381	760,226
Just Group PLC (A)	395,778	215,723
Kainos Group PLC	22,634	137,801
KAZ Minerals PLC	36,708	180,131
Keller Group PLC	21,661	172,408
Kier Group PLC (B)	59,696	85,302
Kin & Carta PLC	79,983	79,928
Lancashire Holdings, Ltd.	99,728	826,366
Liontrust Asset Management PLC	3,594	33,620
Lookers PLC	168,184	95,204
Low & Bonar PLC	76,904	6,765
LSL Property Services PLC	25,300	60,294
Luceco PLC (D)	36,040	30,381
M&C Saatchi PLC	32	82
Man Group PLC	625,026	1,269,795
Marshalls PLC	125,745	1,064,104
Marston's PLC	357,940	554,495
McBride PLC (A)	60,511	40,574
McCarthy & Stone PLC (D)	257,861	423,424
McColl's Retail Group PLC	6,093	3,513
Mears Group PLC	35,368	114,647
Meggitt PLC	172,374	1,300,962
Merlin Entertainments PLC (D)	264,481	1,455,229
Metro Bank PLC (A)	2,940	9,627
Midwich Group PLC	92	569
Millennium & Copthorne Hotels PLC	52,187	433,066
94	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Mitchells & Butlers PLC (A)	113,453	$482,319
Mitie Group PLC	190,746	340,481
MJ Gleeson PLC	10,820	110,534
Moneysupermarket.com Group PLC	206,366	939,618
Morgan Advanced Materials PLC	135,442	422,024
Morgan Sindall Group PLC	18,314	264,916
Morses Club PLC	5,182	8,012
Mortgage Advice Bureau Holdings, Ltd.	5,006	34,025
Mothercare PLC (A)	122,205	20,873
Motorpoint group PLC	12,238	36,746
N. Brown Group PLC	58,390	76,626
NAHL Group PLC	7,962	10,661
Naked Wines PLC	12,217	38,662
National Express Group PLC	197,935	1,023,305
NCC Group PLC	70,549	151,777
Next Fifteen Communications Group PLC	1,094	7,915
Nichols PLC	1,615	33,999
Non-Standard Finance PLC (D)	65,542	29,527
Norcros PLC	15,627	40,871
Northgate PLC	64,198	252,207
Numis Corp. PLC	5,248	15,144
On the Beach Group PLC (D)	58,566	265,161
OneSavings Bank PLC	109,048	427,734
Oxford Instruments PLC	20,763	331,431
Pagegroup PLC	129,917	663,287
Pan African Resources PLC (A)	407,545	71,092
Pantheon Resources PLC (A)	88,778	19,423
Paragon Banking Group PLC	159,941	851,227
Park Group PLC	10,000	6,839
PayPoint PLC	33,213	359,805
Pendragon PLC	507,217	62,764
Pennon Group PLC	182,997	1,685,473
Petrofac, Ltd.	77,467	395,006
Pets at Home Group PLC	247,826	701,505
Phoenix Group Holdings PLC	127,256	1,002,877
Photo-Me International PLC	85,323	103,573
Polar Capital Holdings PLC	3,714	22,979
Polypipe Group PLC	106,302	487,660
Porvair PLC (B)	10,112	69,701
Premier Foods PLC (A)	372,961	149,043
Premier Oil PLC (A)	241,696	238,233
Provident Financial PLC	58,416	287,228
PZ Cussons PLC	159,705	409,261
QinetiQ Group PLC	259,850	916,122
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	95

	Shares	Value
United Kingdom (continued)
Quilter PLC (D)	801,170	$1,221,188
R.E.A. Holdings PLC (A)	2,867	5,734
Rank Group PLC	66,857	131,184
Rathbone Brothers PLC	20,652	561,294
Reach PLC	122,730	135,481
Redde PLC	13,064	16,833
Redrow PLC	104,113	701,379
Renew Holdings PLC	2,962	13,945
Renewi PLC	216,355	81,133
Renishaw PLC	14,635	633,675
Renold PLC (A)	36,501	10,471
Revolution Bars Group PLC	9,512	7,311
Ricardo PLC	16,777	140,220
Rightmove PLC	88,648	578,732
River & Mercantile Group PLC	4,888	15,764
RM PLC	12,019	37,441
Robert Walters PLC	17,111	105,316
Rotork PLC	342,154	1,293,472
Royal Mail PLC	41,268	103,600
RPS Group PLC	79,867	131,834
Saga PLC	725,716	362,229
Savannah Petroleum PLC (A)	164,277	47,254
Savills PLC	68,573	692,169
Scapa Group PLC	6,139	17,128
SDL PLC	28,039	170,099
Senior PLC	155,861	383,703
Serica Energy PLC (A)	9,652	13,417
Severfield PLC	89,306	68,655
SIG PLC	343,356	527,848
Sirius Minerals PLC (A)(B)	105,282	13,270
Smart Metering Systems PLC	15,837	87,732
Soco International PLC	103,615	79,543
Softcat PLC	47,479	602,957
Spectris PLC	48,323	1,364,704
Speedy Hire PLC	228,382	127,469
Spire Healthcare Group PLC (D)	46,370	59,443
Spirent Communications PLC	220,046	494,884
Sportech PLC (A)	21,102	8,305
Sports Direct International PLC (A)	71,214	215,823
SSP Group PLC	173,605	1,496,833
St. Modwen Properties PLC	93,796	466,831
Staffline Group PLC	1,328	2,424
Stagecoach Group PLC	224,326	337,299
SThree PLC	50,330	155,569
96	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Stobart Group, Ltd.	92,179	$135,474
Stock Spirits Group PLC	73,315	212,351
Stolt-Nielsen, Ltd.	12,346	133,820
Studio Retail Group PLC (A)	18,987	45,532
STV Group PLC	8,759	37,506
Superdry PLC	13,239	63,780
Synthomer PLC	134,097	506,142
TalkTalk Telecom Group PLC (B)	255,184	317,474
Tate & Lyle PLC	195,163	1,710,503
TClarke PLC	22,432	29,989
Ted Baker PLC	15,431	172,415
Telecom Plus PLC	27,371	387,639
Telit Communications PLC (A)	27,359	56,230
The Go-Ahead Group PLC	20,112	509,598
The Gym Group PLC (D)	47,928	145,935
The Parkmead Group PLC (A)	14,125	8,116
The Restaurant Group PLC	152,701	285,333
The Vitec Group PLC	7,965	106,356
The Weir Group PLC	328	5,867
Thomas Cook Group PLC (A)(B)	415,078	25,960
Topps Tiles PLC	62,375	49,505
TORM PLC (A)	18,464	149,695
TP ICAP PLC	277,113	982,887
Travis Perkins PLC	108,778	1,657,660
Trifast PLC	23,116	57,586
TT Electronics PLC	56,789	163,260
Tullow Oil PLC	630,952	1,576,621
Tyman PLC	5,087	12,589
U & I Group PLC	64,085	110,148
Ultra Electronics Holdings PLC	37,689	999,690
Urban & Civic PLC	32,432	121,434
Vectura Group PLC (A)	397,912	375,056
Vertu Motors PLC	25,510	10,409
Vesuvius PLC	99,312	563,402
Victrex PLC	35,890	912,000
Volex PLC (A)	21,791	23,378
Volution Group PLC	18,773	39,078
Vp PLC	2,803	25,809
Watkin Jones PLC	30,606	80,689
WH Smith PLC	43,193	1,031,005
William Hill PLC	341,819	742,712
Wilmington PLC	8,311	20,379
Wincanton PLC	47,781	131,267
Xaar PLC	22,542	24,171
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	97

	Shares	Value
United Kingdom (continued)
Zeal Network SE	3,827	$73,770
United States 0.5%		3,419,123
Alacer Gold Corp. (A)	165,039	723,921
Argonaut Gold, Inc. (A)	110,722	202,915
BNK Petroleum, Inc. (A)	33,500	4,781
Burford Capital, Ltd.	9,672	82,844
Cott Corp.	55,961	705,292
Cott Corp. (New York Stock Exchange)	3,270	41,235
Energy Fuels, Inc. (A)	20,569	37,387
Epsilon Energy, Ltd. (A)	9,600	36,000
Invesque, Inc.	13,800	86,250
Kingsway Financial Services, Inc. (A)	2,175	6,277
PureTech Health PLC (A)	40,306	136,479
REC Silicon ASA (A)(B)	120,455	63,876
Reliance Worldwide Corp., Ltd.	145,380	374,741
Samsonite International SA (D)	155,700	296,303
Sims Metal Management, Ltd.	76,679	592,682

Sundance Energy Australia, Ltd. (A)	220,758	28,140
Preferred securities 0.2%		$1,651,723
(Cost $1,757,984)
Germany 0.2%		1,651,723
Biotest AG	9,001	218,784
Draegerwerk AG & Company KGaA	3,510	167,339
FUCHS PETROLUB SE	6,694	233,239
Jungheinrich AG	19,726	419,850
Sixt SE	6,452	442,147
STO SE & Company KGaA	1,076	110,868
Villeroy & Boch AG	4,296	59,496
Rights 0.0%		$20,885
(Cost $0)
GE Capital Australia Funding Pty, Ltd. (Expiration Date: 12-31-49) (A)(C)(E)	51,329	19,388
Gunnebo AB (Expiration Date: 9-18-19; Strike Price: SEK 19.00) (A)	18,079	1,497
Warrants 0.0%		$122
(Cost $0)
Anoto Group AB (Expiration Date: 4-30-21; Strike Price: SEK 4.00) (A)	2,373	97
Tervita Corp. (Expiration Date: 7-19-20; Strike Price: CAD 18.75) (A)	671	25

	Yield (%)	Shares	Value
Securities lending collateral 5.3%			$40,254,443
(Cost $40,244,017)
John Hancock Collateral Trust (F)	2.1920(G)	4,022,588	40,254,443

98	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $776,785,440) 104.2%	$786,421,253
Other assets and liabilities, net (4.2%)	(31,535,182)
Total net assets 100.0%	$754,886,071

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CAD	Canadian Dollar
SEK	Swedish Krona

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-19.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 8-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	99

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	41	Long	Sep 2019	$3,853,745	$3,778,970	$(74,775)
						$(74,775)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-19, the aggregate cost of investments for federal income tax purposes was $787,266,608. Net unrealized depreciation aggregated to $920,130, of which $122,945,816 related to gross unrealized appreciation and $123,865,946 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
100	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

(a)

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds -Nominating and Governance Committee Charter"

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: October 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: October 22, 2019

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: October 22, 2019